UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2017

Date of reporting period: February 28, 2017

Item 1. Reports to Stockholders.

FEBRUARY 28, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. TREASURY BOND MARKET OVERVIEW

U.S. Treasury securities declined modestly for the 12-month period ended February 28, 2017 (the “reporting period”). The ICE U.S. Treasury Core Bond Index returned -1.27% for the reporting period, while the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance, returned 1.42%.

Overall, the U.S. economy grew by 1.6% in 2016, down from 2.6% in 2015 and the slowest calendar-year growth rate since 2011. Job growth remained robust as the unemployment rate stayed at or below 5%, and retail sales grew by 5.7% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, industrial production and business productivity were relatively flat for the reporting period, registering gains of 0.3% and 0.2%, respectively.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The consumer price index rose by 2.7% for the reporting period, the highest inflation rate since March 2012. The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the U.S. Federal Reserve Bank (the “Fed”) on hold for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

U.S. Treasury bond yields generally declined during the first half of the reporting period, reflecting the uncertain economic environment. In addition, geopolitical turmoil — including the “Brexit” referendum (an affirmative vote for the U.K. to leave the European Union), terrorist attacks in France, and an attempted coup in Turkey — resulted in a flight to quality, boosting demand for U.S. Treasury securities. However, U.S. Treasury yields began to reverse course during the third quarter of 2016 and rose sharply following the outcome of the U.S. presidential election in November 2016. The election of Donald Trump fueled expectations that new fiscal policies aimed at stimulating economic growth would lead to rising inflation and more Fed interest rate hikes in 2017.

As a result, U.S. Treasury bond yields rose overall for the reporting period. Intermediate-term Treasury bond yields rose the most as the seven-year U.S. Treasury bond yield increased from 1.52% to 2.19% for the reporting period, while the 10-year U.S. Treasury bond yield rose from 1.74% to 2.36%.

The rise in long-term bond yields was more limited than the intermediate-term maturity sector — the 20-year Treasury bond yield increased from 2.19% to 2.70%, while the 30-year Treasury bond yield rose from 2.61% to 2.97%.

Short-term U.S. Treasury yields generally tracked the December Fed interest rate hike as the three-month Treasury bill yield rose from 0.33% to 0.53%. However, other short-term U.S. Treasury yield movements reflected expectations of further Fed interest rate hikes in 2017. For example, the two-year U.S. Treasury note yield rose from 0.78% to 1.22% for the reporting period, and the three-year U.S. Treasury bond yield rose from 0.91% to 1.49%.

Although U.S. Treasury yields rose across the board, short-term U.S. Treasury securities (those maturing in three years or less) posted positive returns for the reporting period as interest income offset their modest price declines. In contrast, intermediate- and long-term U.S. Treasury securities generated negative overall returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® SHORT TREASURY BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.44%	0.12%	0.80%	0.44%	0.59%	8.30%
Fund Market	0.42%	0.12%	0.80%	0.42%	0.59%	8.25%
Index[a]	0.55%	0.23%	0.92%	0.55%	1.17%	9.60%
Bloomberg Barclays U.S. Short Treasury Bond Index	0.54%	0.23%	0.92%	0.54%	1.16%	9.60%
ICE U.S. Treasury Short Bond Index[b]	0.63%	n/a	n/a	0.63%	n/a	n/a

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index (formerly the Barclays U.S. Short Treasury Bond Index). Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index, which, effective as of July 1, 2016, replaced the Bloomberg Barclays U.S. Short Treasury Bond Index as the underlying index of the Fund.
b	The inception date for the ICE U.S. Treasury Short Bond Index was December 31, 2015.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.20	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT TREASURY BOND ETF

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 0.44%, net of fees, while the total return for the Index was 0.55%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 0.63%, 05/31/17	16.97%
U.S. Treasury Note/Bond, 1.88%, 10/31/17	8.54
U.S. Treasury Bill, 0.00% , 06/01/17	7.44
U.S. Treasury Note/Bond, 1.00%, 09/15/17	6.45
U.S. Treasury Note/Bond, 1.00%, 03/31/17	5.99

TOTAL	45.39%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.26%	0.49%	1.92%	0.26%	2.46%	20.91%
Fund Market	0.25%	0.48%	1.91%	0.25%	2.42%	20.87%
Index[a]	0.37%	0.62%	2.05%	0.37%	3.14%	22.49%
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	0.37%	0.62%	2.05%	0.37%	3.14%	22.49%
ICE U.S. Treasury 1-3 Year Bond Index[b]	0.37%	n/a	n/a	0.37%	n/a	n/a

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index (formerly the Barclays U.S. 1-3 Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index as the underlying index of the Fund.
b	The inception date for the ICE U.S. Treasury 1-3 Year Bond Index was December 31, 2015.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.30	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 0.26%, net of fees, while the total return for the Index was 0.37%.

ALLOCATION BY MATURITY

As of 2/28/17

Maturity	Percentage of Total Investments*

0-1 Year	7.65%
1-2 Years	40.70
2-3 Years	50.90
3-4 Years	0.75

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 04/30/19	7.66%
U.S. Treasury Note/Bond, 1.00%, 03/15/19	4.89
U.S. Treasury Note/Bond, 1.50%, 12/31/18	4.37
U.S. Treasury Note/Bond, 1.50%, 02/28/19	3.87
U.S. Treasury Note/Bond, 1.63%, 03/31/19	3.84

TOTAL	24.63%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.85)%	1.31%	4.00%	(0.85)%	6.70%	48.06%
Fund Market	(0.90)%	1.30%	4.00%	(0.90)%	6.67%	48.03%
Index[a]	(0.73)%	1.40%	4.12%	(0.73)%	7.22%	49.74%
Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index	(0.73)%	1.40%	4.12%	(0.73)%	7.22%	49.73%
ICE U.S. Treasury 3-7 Year Bond Index[b]	(0.74)%	n/a	n/a	(0.74)%	n/a	n/a

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index (formerly the Barclays U.S. 3-7 Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index as the underlying index of the Fund.
b	The inception date for the ICE U.S. Treasury 3-7 Year Bond Index was December 31, 2015.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$980.50	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was -0.85%, net of fees, while the total return for the Index was -0.73%.

ALLOCATION BY MATURITY

As of 2/28/17

Maturity	Percentage of Total Investments*

2-3 Years	0.25%
3-4 Years	33.21
4-5 Years	30.61
5-6 Years	14.43
6-7 Years	18.95
7-8 Years	2.55

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 04/30/21	11.35%
U.S. Treasury Note/Bond, 2.75%, 02/15/24	7.67
U.S. Treasury Note/Bond, 1.75%, 05/15/23	5.24
U.S. Treasury Note/Bond, 1.88%, 08/31/22	4.25
U.S. Treasury Note/Bond, 1.63%, 11/15/22	4.16

TOTAL	32.67%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.68)%	1.96%	5.22%	(2.68)%	10.17%	66.29%
Fund Market	(2.75)%	1.95%	5.21%	(2.75)%	10.15%	66.21%
Index[a]	(2.61)%	2.03%	5.31%	(2.61)%	10.58%	67.76%
Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	(2.60)%	2.03%	5.31%	(2.60)%	10.60%	67.78%
ICE U.S. Treasury 7-10 Year Bond Index[b]	(2.63)%	n/a	n/a	(2.63)%	n/a	n/a

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index (formerly the Barclays U.S. 7-10 Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index as the underlying index of the Fund.
b	The inception date for the ICE U.S. Treasury 7-10 Year Bond Index was December 31, 2015.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.80	$0.73	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 7-10 YEAR TREASURY BOND ETF

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was -2.68%, net of fees, while the total return for the Index was -2.61%.

ALLOCATION BY MATURITY

As of 2/28/17

Maturity	Percentage of Total Investments*

7-8 Years	34.42%
8-9 Years	53.45
9-10 Years	11.90
10-11 Years	0.23

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 02/15/26	18.39%
U.S. Treasury Note/Bond, 2.38%, 08/15/24	15.75
U.S. Treasury Note/Bond, 2.25%, 11/15/25	15.48
U.S. Treasury Note/Bond, 2.00%, 08/15/25	10.07
U.S. Treasury Note/Bond, 1.63%, 05/15/26	9.28

TOTAL	68.97%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.91)%	2.63%	5.92%	(2.91)%	13.86%	77.66%
Fund Market	(2.99)%	2.65%	5.92%	(2.99)%	13.96%	77.69%
Index[a]	(2.87)%	2.73%	5.99%	(2.87)%	14.41%	78.96%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index	(2.80)%	2.74%	6.00%	(2.80)%	14.49%	79.09%
ICE U.S. Treasury 10-20 Year Bond Index[b]	0.54%	n/a	n/a	0.54%	n/a	n/a

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index (formerly the Barclays U.S. 10-20 Year Treasury Bond Index). Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index, which, effective as of July 1, 2016, replaced the Bloomberg Barclays U.S. 10-20 Treasury Bond Index as the underlying index of the Fund.
b	The inception date for the ICE U.S. Treasury 10-20 Year Bond Index was December 31, 2015.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$934.30	$0.72	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10-20 YEAR TREASURY BOND ETF

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was -2.91%, net of fees, while the total return for the Index was -2.87%.

ALLOCATION BY MATURITY

As of 2/28/17

Maturity	Percentage of Total Investments*

9-10 Years	1.88%
10-11 Years	13.54
11-12 Years	26.29
12-13 Years	11.81
13-14 Years	22.50
18-19 Years	16.72
20-21 Years	7.26

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 4.50%, 02/15/36	16.72%
U.S. Treasury Note/Bond, 6.13%, 08/15/29	11.82
U.S. Treasury Note/Bond, 6.25%, 05/15/30	11.40
U.S. Treasury Note/Bond, 6.13%, 11/15/27	11.21
U.S. Treasury Note/Bond, 5.38%, 02/15/31	11.10

TOTAL	62.25%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.70)%	3.41%	6.61%	(4.70)%	18.23%	89.65%
Fund Market	(4.68)%	3.47%	6.62%	(4.68)%	18.62%	89.82%
Index[a]	(4.63)%	3.48%	6.70%	(4.63)%	18.68%	91.26%
Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	(4.64)%	3.48%	6.70%	(4.64)%	18.67%	91.25%
ICE U.S. Treasury 20+ Year Bond Index[b]	(4.67)%	n/a	n/a	(4.67)%	n/a	n/a

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index (formerly the Barclays U.S. 20+ Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index as the underlying index of the Fund.
b	The inception date for the ICE U.S. Treasury 20+ Year Bond Index was December 31, 2015.

Performance for the ICE U.S. Treasury 20+ Year Bond Index is not shown in the Growth of $10,000 Investment chart as the index did not commence until December 31, 2015.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$880.40	$0.70	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was -4.70%, net of fees, while the total return for the Index was -4.63%.

ALLOCATION BY MATURITY

As of 2/28/17

Maturity	Percentage of Total Investments*

11-20 Years	0.34%
21-30 Years	99.66

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.50%, 02/15/45	8.87%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	7.96
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.47
U.S. Treasury Note/Bond, 2.88%, 05/15/43	6.99
U.S. Treasury Note/Bond, 3.00%, 11/15/45	6.87

TOTAL	38.16%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT TREASURY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.79%
U.S. Treasury Bill
0.00%, 03/02/17	$5,487	$5,486,934
0.00%, 03/09/17	1,562	1,561,853
0.00%, 06/01/17	330,875	330,437,252
U.S. Treasury Note/Bond
0.50%, 03/31/17	94,307	94,314,733
0.63%, 05/31/17	752,851	753,063,304
0.63%, 08/31/17	57,348	57,321,104
0.63%, 11/30/17	147,480	147,272,643
0.75%, 10/31/17	115,606	115,578,948
0.75%, 12/31/17	195,862	195,678,282
0.88%, 04/15/17	49,169	49,194,125
0.88%, 04/30/17	153,575	153,675,131
0.88%, 06/15/17	130,362	130,494,318
0.88%, 10/15/17	142,376	142,476,090
0.88%, 01/15/18	59,898	59,893,328
0.88%, 01/31/18	15,000	14,987,115
1.00%, 03/31/17	265,555	265,685,919
1.00%, 09/15/17	286,019	286,443,452
1.00%, 12/15/17	173,837	174,033,957
1.88%, 08/31/17	254,773	256,216,034
1.88%, 09/30/17	58,700	59,089,827
1.88%, 10/31/17	376,157	378,904,827
2.25%, 11/30/17	41,968	42,410,637
2.38%, 07/31/17	162,976	164,115,528

Security	Principal or Shares (000s)	Value
2.50%, 06/30/17	$108,849	$109,546,178
2.63%, 01/31/18	80,000	81,193,760
2.75%, 05/31/17	208,598	209,762,811
2.75%, 12/31/17	139,176	141,339,769
4.25%, 11/15/17	17,948	18,383,383

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,438,379,200)		4,438,561,242

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[a,b]	278,392	278,392,281

TOTAL MONEY MARKET FUNDS
(Cost: $278,392,281)		278,392,281

TOTAL INVESTMENTS IN SECURITIES — 106.05%
(Cost: $4,716,771,481)[c]		4,716,953,523
Other Assets, Less Liabilities — (6.05)%		(269,281,357)

NET ASSETS — 100.00%		$4,447,672,166

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $4,716,772,854. Net unrealized appreciation was $180,669, of which $325,601 represented gross unrealized appreciation on securities and $144,932 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$4,438,561,242	$—	$4,438,561,242
Money market funds	278,392,281	—	—	278,392,281

Total	$278,392,281	$4,438,561,242	$—	$4,716,953,523

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 101.24%
U.S. Treasury Note/Bond
0.63%, 11/30/17	$5,451	$5,443,336
0.63%, 04/30/18	224,224	223,251,765
0.75%, 10/31/17	4,031	4,030,057
0.75%, 12/31/17	2,036	2,034,090
0.75%, 02/28/18	299,476	298,879,444
0.75%, 03/31/18	13,932	13,898,257
0.75%, 04/15/18	160,926	160,504,857
0.75%, 02/15/19	3,410	3,378,829
0.75%, 07/15/19	230,742	227,641,289
0.75%, 08/15/19	294,746	290,555,007
0.88%, 10/15/17	2,018	2,019,419
0.88%, 11/15/17	2,127	2,128,329
0.88%, 01/15/18	4,782	4,781,627
0.88%, 01/31/18	5,470	5,468,075
0.88%, 03/31/18	217,483	217,253,555
0.88%, 07/15/18	83,965	83,761,637
0.88%, 10/15/18	35,508	35,367,921
0.88%, 04/15/19	271,419	269,213,721
0.88%, 05/15/19	206,228	204,391,333
0.88%, 06/15/19	113,824	112,703,516
0.88%, 07/31/19	45,496	45,000,185
0.88%, 09/15/19	132,483	130,857,963
1.00%, 12/15/17	4,772	4,777,407
1.00%, 02/15/18	105,665	105,731,041
1.00%, 03/15/18	26,198	26,209,265
1.00%, 05/15/18	40,838	40,841,185
1.00%, 05/31/18	31,063	31,061,789
1.00%, 08/15/18	241,280	241,034,560
1.00%, 09/15/18	47,708	47,631,572
1.00%, 03/15/19	550,079	547,414,417
1.00%, 06/30/19	68,844	68,343,779
1.00%, 08/31/19	127,566	126,449,797
1.00%, 09/30/19	115,844	114,744,409
1.00%, 10/15/19	89,904	89,001,454
1.13%, 06/15/18	198,142	198,420,588
1.13%, 01/15/19	117,088	116,927,941
1.13%, 05/31/19	23,892	23,799,610
1.13%, 12/31/19	72,375	71,741,719
1.25%, 11/15/18	86,262	86,403,556
1.25%, 11/30/18	234,150	234,506,610
1.25%, 12/15/18	20,928	20,954,976

Security	Principal (000s)	Value
1.25%, 12/31/18	$159,342	$159,522,534
1.25%, 04/30/19	139,740	139,652,662
1.25%, 01/31/20	9,098	9,042,202
1.25%, 02/29/20	18,000	17,823,510
1.38%, 06/30/18	17,487	17,566,234
1.38%, 07/31/18	225,304	226,324,852
1.38%, 09/30/18	148,999	149,610,194
1.38%, 12/31/18	152,922	153,429,701
1.38%, 02/28/19	268,094	268,858,604
1.38%, 12/15/19	66,330	66,218,566
1.38%, 01/15/20	220,762	220,261,753
1.38%, 02/29/20	129,988	129,520,823
1.50%, 08/31/18	212,516	213,802,382
1.50%, 12/31/18	485,951	488,703,426
1.50%, 01/31/19	260,348	261,751,536
1.50%, 02/28/19	430,304	432,572,993
1.50%, 05/31/19	376,538	378,288,149
1.50%, 10/31/19	40,050	40,147,001
1.50%, 11/30/19	47,413	47,500,050
1.63%, 03/31/19	426,339	429,569,797
1.63%, 04/30/19	850,913	857,261,662
1.63%, 06/30/19	92,142	92,771,883
1.63%, 07/31/19	278,668	280,518,634
1.63%, 08/31/19	120,393	121,173,628
1.63%, 12/31/19	155,990	156,739,532
1.75%, 10/31/18	10,821	10,930,898
1.75%, 09/30/19	227,415	229,555,885
2.38%, 05/31/18	81,052	82,419,752
2.38%, 06/30/18	85,058	86,569,736
2.63%, 01/31/18	9,426	9,571,811
2.63%, 04/30/18	4,862	4,953,352
2.75%, 12/31/17	5,411	5,495,125
2.75%, 02/28/18	309,765	315,185,887
2.88%, 03/31/18	210,449	214,715,433
3.13%, 05/15/19	52,700	54,785,339
3.38%, 11/15/19	24,309	25,585,222
3.50%, 02/15/18	87,713	89,847,584
3.50%, 05/15/20	79,540	84,371,419
3.63%, 08/15/19	44,222	46,652,485
3.63%, 02/15/20	19,000	20,128,866
8.13%, 08/15/19	7,110	8,272,876

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,235,083,389)		11,186,233,865

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 28, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[a,b]	13,743	$13,743,269

		13,743,269

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,743,269)		13,743,269

TOTAL INVESTMENTS IN SECURITIES — 101.36%
(Cost: $11,248,826,658)[c]		11,199,977,134
Other Assets, Less Liabilities — (1.36)%		(150,361,198)

NET ASSETS — 100.00%		$11,049,615,936

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $11,249,247,259. Net unrealized depreciation was $49,270,125, of which $685,587 represented gross unrealized appreciation on securities and $49,955,712 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$11,186,233,865	$—	$11,186,233,865
Money market funds	13,743,269	—	—	13,743,269

Total	$13,743,269	$11,186,233,865	$—	$11,199,977,134

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.89%
U.S. Treasury Note/Bond
1.13%, 03/31/20	$4,626	$4,573,777
1.13%, 02/28/21	23,575	23,005,876
1.25%, 02/29/20	2,073	2,058,748
1.25%, 03/31/21	23,656	23,173,630
1.38%, 02/29/20	11,182	11,141,812
1.38%, 03/31/20	74,713	74,397,786
1.38%, 05/31/20	167,146	166,146,968
1.38%, 08/31/20	79,768	79,088,299
1.38%, 09/30/20	18,508	18,328,694
1.38%, 01/31/21	35,554	35,071,770
1.38%, 04/30/21	86,431	85,019,755
1.38%, 06/30/23	63,592	60,792,585
1.38%, 08/31/23	8,628	8,227,273
1.50%, 01/31/22	147,073	144,332,589
1.50%, 02/28/23	31,796	30,758,910
1.50%, 03/31/23	18,720	18,088,200
1.63%, 06/30/20	25,056	25,089,274
1.63%, 07/31/20	37,341	37,361,426
1.63%, 11/30/20	124,521	124,219,410
1.63%, 11/15/22	268,890	262,976,571
1.63%, 04/30/23	75,604	73,521,552
1.63%, 05/31/23	2,277	2,212,069
1.63%, 10/31/23	15,720	15,209,100
1.75%, 10/31/20	17,482	17,535,268
1.75%, 12/31/20	46,260	46,319,629
1.75%, 02/28/22	119,802	118,851,970
1.75%, 03/31/22	10,797	10,704,211
1.75%, 05/15/22	258,048	255,397,073
1.75%, 09/30/22	4,908	4,838,022
1.75%, 01/31/23	4,811	4,726,432
1.75%, 05/15/23	338,430	331,397,086
1.88%, 06/30/20	6,234	6,294,881
1.88%, 11/30/21	7,104	7,104,277
1.88%, 05/31/22	2,795	2,784,083
1.88%, 08/31/22	270,169	268,374,808
1.88%, 10/31/22	24,203	23,997,831
2.00%, 07/31/20	76,356	77,352,217
2.00%, 09/30/20	46,168	46,748,701
2.00%, 11/30/20	255,199	258,079,739
2.00%, 02/28/21	54,408	54,960,669
2.00%, 05/31/21	77,859	78,512,860

Security	Principal or Shares (000s)	Value
2.00%, 08/31/21	$50,195	$50,522,422
2.00%, 10/31/21	183,372	184,410,619
2.00%, 07/31/22	23,195	23,214,020
2.00%, 11/30/22	10,360	10,336,928
2.00%, 02/15/23	4,480	4,463,899
2.13%, 08/31/20	217,648	221,354,763
2.13%, 01/31/21	189,618	192,491,343
2.13%, 06/30/21	60,320	61,109,753
2.13%, 08/15/21	180,759	182,940,761
2.13%, 09/30/21	64,680	65,422,886
2.13%, 12/31/22	9,408	9,446,215
2.25%, 03/31/21	124,326	126,720,270
2.25%, 04/30/21	703,568	717,034,995
2.25%, 07/31/21	61,912	63,002,704
2.25%, 12/31/23	59,042	59,353,328
2.25%, 01/31/24	19,798	19,890,021
2.25%, 02/29/24	61,874	61,639,559
2.38%, 12/31/20	78,234	80,189,645
2.50%, 05/15/24	158,264	161,330,365
2.63%, 08/15/20	50,037	51,739,409
2.63%, 11/15/20	214,922	222,259,135
2.75%, 11/15/23	59,872	62,065,770
2.75%, 02/15/24	467,778	484,862,656
3.13%, 05/15/21	23,012	24,256,995
3.50%, 05/15/20	195,521	207,396,806
3.63%, 02/15/20	2,074	2,203,221
3.63%, 02/15/21	9,995	10,725,495
8.13%, 05/15/21	1,478	1,856,622
8.75%, 05/15/20	14,504	17,761,729

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,408,759,805)		6,318,778,165

SHORT-TERM INVESTMENTS — 0.24%
MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[a,b]	15,292	15,292,272

		15,292,272

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,292,272)		15,292,272

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $6,424,052,077)[c]	$6,334,070,437
Other Assets, Less Liabilities — (0.13)%	(8,220,041)

NET ASSETS — 100.00%	$6,325,850,396

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $6,424,884,200. Net unrealized depreciation was $90,813,763, of which $1,110,774 represented gross unrealized appreciation on securities and $91,924,537 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$6,318,778,165	$—	$6,318,778,165
Money market funds	15,292,272	—	—	15,292,272

Total	$15,292,272	$6,318,778,165	$—	$6,334,070,437

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® 7-10 YEAR TREASURY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.44%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$135,227	$125,259,283
1.63%, 02/15/26	1,376,164	1,294,669,132
1.63%, 05/15/26	696,329	653,733,162
2.00%, 02/15/25	580,293	568,051,908
2.00%, 08/15/25	727,057	708,681,699
2.00%, 11/15/26	22,965	22,221,324
2.13%, 05/15/25	661,492	652,345,184
2.25%, 11/15/24	593,626	592,999,725
2.25%, 11/15/25	1,098,135	1,090,112,627
2.38%, 08/15/24	1,098,549	1,108,976,528
2.50%, 05/15/24	150,453	153,368,435
6.13%, 11/15/27	12,195	16,470,396
6.50%, 11/15/26	13,396	18,209,143
6.63%, 02/15/27	7,020	9,597,105
6.75%, 08/15/26	6,542	8,987,072
6.88%, 08/15/25	12,930	17,513,582

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,275,116,366)		7,041,196,305

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[a,b]	73,802	$73,801,779

		73,801,779

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,801,779)		73,801,779

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $7,348,918,145)[c]		7,114,998,084
Other Assets, Less Liabilities — (0.48)%		(34,153,657)

NET ASSETS — 100.00%		$7,080,844,427

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $7,360,447,002. Net unrealized depreciation was $245,448,918, of which $100,422 represented gross unrealized appreciation on securities and $245,549,340 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$7,041,196,305	$—	$7,041,196,305
Money market funds	73,801,779	—	—	73,801,779

Total	$73,801,779	$7,041,196,305	$—	$7,114,998,084

See notes to financial statements.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10-20 YEAR TREASURY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.29%
U.S. Treasury Note/Bond
6.75%, 08/15/26	$167	$229,691
6.50%, 11/15/26	1,049	1,425,359
6.63%, 02/15/27	6,096	8,401,725
6.38%, 08/15/27	9,103	12,450,538
6.13%, 11/15/27	44,441	60,020,717
5.50%, 08/15/28	22,363	29,153,756
5.25%, 11/15/28	42,365	54,352,725
5.25%, 02/15/29	44,450	57,220,321
6.13%, 08/15/29	45,485	63,252,161
6.25%, 05/15/30	42,868	61,019,371
5.38%, 02/15/31	44,280	59,430,314
4.50%, 02/15/36	70,030	89,498,900
5.00%, 05/15/37	28,668	38,860,821

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $569,064,782)		535,316,399

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[a,b]	6,759	$6,759,129

		6,759,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,759,129)		6,759,129

TOTAL INVESTMENTS IN SECURITIES — 100.54%
(Cost: $575,823,911)[c]		542,075,528
Other Assets, Less Liabilities — (0.54)%		(2,912,113)

NET ASSETS — 100.00%		$539,163,415

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $576,023,386. Net unrealized depreciation was $33,947,858, of which $135,955 represented gross unrealized appreciation on securities and $34,083,813 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$535,316,399	$—	$535,316,399
Money market funds	6,759,129	—	—	6,759,129

Total	$6,759,129	$535,316,399	$—	$542,075,528

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES®  20+ YEAR TREASURY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.01%
U.S. Treasury Note/Bond
2.25%, 08/15/46	$4,100	$3,506,459
2.50%, 02/15/45	508,821	461,416,747
2.50%, 02/15/46	166,453	150,646,547
2.50%, 05/15/46	69,728	63,079,296
2.75%, 08/15/42	174,108	167,245,803
2.75%, 11/15/42	225,517	216,452,440
2.88%, 05/15/43	370,233	363,420,963
2.88%, 08/15/45	260,929	255,486,086
2.88%, 11/15/46	27,494	26,960,232
3.00%, 05/15/42	54,568	54,987,397
3.00%, 11/15/44	263,702	264,742,304
3.00%, 05/15/45	285,829	286,811,479
3.00%, 11/15/45	356,405	357,644,220
3.00%, 02/15/47	8,377	8,428,703
3.13%, 11/15/41	19,939	20,550,410
3.13%, 02/15/42	1,505	1,551,459
3.13%, 02/15/43	159,423	163,956,877
3.13%, 08/15/44	402,840	414,343,405
3.38%, 05/15/44	361,158	388,752,746
3.50%, 02/15/39	647	716,685
3.63%, 08/15/43	218,794	245,843,709
3.63%, 02/15/44	104,995	118,003,949
3.75%, 08/15/41	6,049	6,909,810
3.75%, 11/15/43	65,672	75,427,789
3.88%, 08/15/40	153,182	178,373,472
4.25%, 05/15/39	59,506	73,185,541
4.25%, 11/15/40	206,065	253,427,681
4.38%, 02/15/38	48,621	61,169,399

Security	Principal or Shares (000s)	Value
4.38%, 11/15/39	$64,369	$80,480,833
4.38%, 05/15/40	99,143	123,986,473
4.50%, 02/15/36	13,831	17,676,512
4.50%, 05/15/38	32,241	41,215,700
4.63%, 02/15/40	162,871	210,720,191
4.75%, 02/15/41	577	761,064
5.00%, 05/15/37	33,430	45,316,478

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,751,240,434)		5,203,198,859

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[a,b]	50,337	50,336,588

		50,336,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,336,588)		50,336,588

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $5,801,577,022)[c]		5,253,535,447
Other Assets, Less Liabilities — 0.03%		1,780,613

NET ASSETS — 100.00%		$5,255,316,060

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $5,812,489,292. Net unrealized depreciation was $558,953,845, of which $59,330 represented gross unrealized appreciation on securities and $559,013,175 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$5,203,198,859	$—	$5,203,198,859
Money market funds	50,336,588	—	—	50,336,588

Total	$50,336,588	$5,203,198,859	$—	$5,253,535,447

See notes to financial statements.

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2017

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,438,379,200	$11,235,083,389	$6,408,759,805
Affiliated (Note 2)	278,392,281	13,743,269	15,292,272

Total cost of investments	$4,716,771,481	$11,248,826,658	$6,424,052,077

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,438,561,242	$11,186,233,865	$6,318,778,165
Affiliated (Note 2)	278,392,281	13,743,269	15,292,272

Total fair value of investments	4,716,953,523	11,199,977,134	6,334,070,437
Receivables:
Investment securities sold	240,451,230	191,390,636	87,911,109
Dividends and interest	12,624,250	32,456,608	26,617,239

Total Assets	4,970,029,003	11,423,824,378	6,448,598,785

LIABILITIES
Payables:
Investment securities purchased	521,846,808	372,694,967	121,853,582
Capital shares redeemed	—	237,503	170,729
Investment advisory fees (Note 2)	510,029	1,275,972	724,078

Total Liabilities	522,356,837	374,208,442	122,748,389

NET ASSETS	$4,447,672,166	$11,049,615,936	$6,325,850,396

Net assets consist of:
Paid-in capital	$4,445,816,077	$11,099,306,239	$6,436,557,503
Undistributed net investment income	1,870,473	7,593,622	6,528,718
Accumulated net realized loss	(196,426)	(8,434,401)	(27,254,185)
Net unrealized appreciation (depreciation)	182,042	(48,849,524)	(89,981,640)

NET ASSETS	$4,447,672,166	$11,049,615,936	$6,325,850,396

Shares outstanding[a]	40,300,000	130,700,000	51,400,000

Net asset value per share	$110.36	$84.54	$123.07

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2017

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,275,116,366	$569,064,782	$5,751,240,434
Affiliated (Note 2)	73,801,779	6,759,129	50,336,588

Total cost of investments	$7,348,918,145	$575,823,911	$5,801,577,022

Investments in securities, at fair value (Note 1):
Unaffiliated	$7,041,196,305	$535,316,399	$5,203,198,859
Affiliated (Note 2)	73,801,779	6,759,129	50,336,588

Total fair value of investments	7,114,998,084	542,075,528	5,253,535,447
Receivables:
Investment securities sold	82,360,101	23,953,300	54,632,821
Dividends and interest	23,329,159	3,173,291	27,785,144
Capital shares sold	787,503	173,744	119,316

Total Assets	7,221,474,847	569,375,863	5,336,072,728

LIABILITIES
Payables:
Investment securities purchased	137,790,846	30,153,584	76,480,233
Capital shares redeemed	2,016,145	—	3,652,159
Investment advisory fees (Note 2)	823,429	58,864	624,276

Total Liabilities	140,630,420	30,212,448	80,756,668

NET ASSETS	$7,080,844,427	$539,163,415	$5,255,316,060

Net assets consist of:
Paid-in capital	$7,400,379,259	$575,842,952	$5,896,815,368
Undistributed net investment income	10,009,384	658,204	10,225,557
Accumulated net realized loss	(95,624,155)	(3,589,358)	(103,683,290)
Net unrealized depreciation	(233,920,061)	(33,748,383)	(548,041,575)

NET ASSETS	$7,080,844,427	$539,163,415	$5,255,316,060

Shares outstanding[a]	67,000,000	4,000,000	43,200,000

Net asset value per share	$105.68	$134.79	$121.65

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2017

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$186,624	$71,032	$157,577
Interest — unaffiliated	19,657,708	93,807,552	87,995,602
Securities lending income — affiliated — net (Note 2)	89,726	57,143	486,064

Total investment income	19,934,058	93,935,727	88,639,243

EXPENSES
Investment advisory fees (Note 2)	5,623,790	16,084,915	9,133,780

Total expenses	5,623,790	16,084,915	9,133,780

Net investment income	14,310,268	77,850,812	79,505,463

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(121,756)	(3,870,147)	515,746
In-kind redemptions — unaffiliated	900,348	14,258,052	42,205,520
Realized gain distributions from affiliated funds	10,787	268	238

Net realized gain	789,379	10,388,173	42,721,504

Net change in unrealized appreciation/depreciation	1,291,731	(66,694,933)	(176,917,099)

Net realized and unrealized gain (loss)	2,081,110	(56,306,760)	(134,195,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,391,378	$21,544,052	$(54,690,132)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2017

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$116,918	$16,094	$160,454
Interest — unaffiliated	165,656,273	14,202,928	185,284,579
Securities lending income — affiliated — net (Note 2)	341,896	198,463	959,439

Total investment income	166,115,087	14,417,485	186,404,472

EXPENSES
Investment advisory fees (Note 2)	13,315,601	1,114,777	11,221,276

Total expenses	13,315,601	1,114,777	11,221,276

Net investment income	152,799,486	13,302,708	175,183,196

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(24,399,858)	(1,984,047)	(49,457,537)
In-kind redemptions — unaffiliated	131,066,682	20,890,259	450,242,039
Realized gain distributions from affiliated funds	72	43	1,309

Net realized gain	106,666,896	18,906,255	400,785,811

Net change in unrealized appreciation/depreciation	(484,420,129)	(49,244,013)	(711,940,360)

Net realized and unrealized loss	(377,753,233)	(30,337,758)	(311,154,549)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(224,953,747)	$(17,035,050)	$(135,971,353)

See notes to financial statements.

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,310,268	$2,828,992	$77,850,812	$62,837,844
Net realized gain	789,379	765,560	10,388,173	12,843,455
Net change in unrealized appreciation/depreciation	1,291,731	(424,793)	(66,694,933)	11,469,393

Net increase in net assets resulting from operations	16,391,378	3,169,759	21,544,052	87,150,692

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,773,221)	(1,515,512)	(77,242,733)	(58,888,270)

Total distributions to shareholders	(13,773,221)	(1,515,512)	(77,242,733)	(58,888,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,935,917,825	5,513,980,984	4,525,066,186	11,302,414,284
Cost of shares redeemed	(4,358,138,024)	(5,084,247,481)	(6,295,333,052)	(6,272,809,881)

Net increase (decrease) in net assets from capital share transactions	(1,422,220,199)	429,733,503	(1,770,266,866)	5,029,604,403

INCREASE (DECREASE) IN NET ASSETS	(1,419,602,042)	431,387,750	(1,825,965,547)	5,057,866,825

NET ASSETS
Beginning of year	5,867,274,208	5,435,886,458	12,875,581,483	7,817,714,658

End of year	$4,447,672,166	$5,867,274,208	$11,049,615,936	$12,875,581,483

Undistributed net investment income included in net assets at end of year	$1,870,473	$1,322,908	$7,593,622	$6,982,467

SHARES ISSUED AND REDEEMED
Shares sold	26,600,000	50,000,000	53,300,000	133,300,000
Shares redeemed	(39,500,000)	(46,100,000)	(74,200,000)	(74,000,000)

Net increase (decrease) in shares outstanding	(12,900,000)	3,900,000	(20,900,000)	59,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$79,505,463	$72,622,434	$152,799,486	$144,764,423
Net realized gain	42,721,504	30,115,278	106,666,896	64,207,480
Net change in unrealized appreciation/depreciation	(176,917,099)	80,751,666	(484,420,129)	174,260,579

Net increase (decrease) in net assets resulting from operations	(54,690,132)	183,489,378	(224,953,747)	383,232,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,453,641)	(71,709,852)	(156,573,678)	(142,868,935)

Total distributions to shareholders	(79,453,641)	(71,709,852)	(156,573,678)	(142,868,935)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,236,760,932	4,005,830,714	3,761,915,658	8,717,019,132
Cost of shares redeemed	(2,504,416,945)	(2,348,073,942)	(6,687,480,097)	(5,939,377,011)

Net increase (decrease) in net assets from capital share transactions	(267,656,013)	1,657,756,772	(2,925,564,439)	2,777,642,121

INCREASE (DECREASE) IN NET ASSETS	(401,799,786)	1,769,536,298	(3,307,091,864)	3,018,005,668

NET ASSETS
Beginning of year	6,727,650,182	4,958,113,884	10,387,936,291	7,369,930,623

End of year	$6,325,850,396	$6,727,650,182	$7,080,844,427	$10,387,936,291

Undistributed net investment income included in net assets at end of year	$6,528,718	$6,476,826	$10,009,384	$13,768,909

SHARES ISSUED AND REDEEMED
Shares sold	17,900,000	32,300,000	34,300,000	81,100,000
Shares redeemed	(20,000,000)	(19,000,000)	(61,300,000)	(55,600,000)

Net increase (decrease) in shares outstanding	(2,100,000)	13,300,000	(27,000,000)	25,500,000

See notes to financial statements.

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,302,708	$10,033,178	$175,183,196	$156,119,729
Net realized gain	18,906,255	4,007,016	400,785,811	135,030,358
Net change in unrealized appreciation/depreciation	(49,244,013)	11,673,153	(711,940,360)	(5,002,927)

Net increase (decrease) in net assets resulting from operations	(17,035,050)	25,713,347	(135,971,353)	286,147,160

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,635,481)	(9,733,361)	(182,336,253)	(152,884,403)

Total distributions to shareholders	(13,635,481)	(9,733,361)	(182,336,253)	(152,884,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	672,712,837	622,107,276	12,875,544,139	14,750,324,141
Cost of shares redeemed	(979,323,882)	(215,257,755)	(16,926,653,648)	(12,853,126,092)

Net increase (decrease) in net assets from capital share transactions	(306,611,045)	406,849,521	(4,051,109,509)	1,897,198,049

INCREASE (DECREASE) IN NET ASSETS	(337,281,576)	422,829,507	(4,369,417,115)	2,030,460,806

NET ASSETS
Beginning of year	876,444,991	453,615,484	9,624,733,175	7,594,272,369

End of year	$539,163,415	$876,444,991	$5,255,316,060	$9,624,733,175

Undistributed net investment income included in net assets at end of year	$658,204	$990,941	$10,225,557	$17,377,441

SHARES ISSUED AND REDEEMED
Shares sold	4,700,000	4,500,000	100,300,000	119,200,000
Shares redeemed	(6,900,000)	(1,600,000)	(130,700,000)	(104,300,000)

Net increase (decrease) in shares outstanding	(2,200,000)	2,900,000	(30,400,000)	14,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$110.29	$110.26	$110.23	$110.21	$110.18

Income from investment operations:
Net investment income[a]	0.42	0.09	0.00 [b]	0.00 [b]	0.01
Net realized and unrealized gain (loss)[c]	0.05	(0.02)	0.03	0.02	0.03

Total from investment operations	0.47	0.07	0.03	0.02	0.04

Less distributions from:
Net investment income	(0.40)	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)

Total distributions	(0.40)	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)

Net asset value, end of year	$110.36	$110.29	$110.26	$110.23	$110.21

Total return	0.44%	0.07%	0.03%	0.02%	0.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,447,672	$5,867,274	$5,435,886	$2,623,515	$3,008,844
Ratio of expenses to average net assets	0.15%	0.13%	0.08%	0.12%	0.14%
Ratio of expenses to average net assets prior to waived fees	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.38%	0.08%	0.00%[d]	0.00%[d]	0.01%
Portfolio turnover rate[e]	78%	0%	1%	97%	95%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than 0.01%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$84.93	$84.70	$84.55	$84.46	$84.40

Income from investment operations:
Net investment income[a]	0.62	0.49	0.33	0.23	0.29
Net realized and unrealized gain (loss)[b]	(0.40)	0.21	0.14	0.08	0.07

Total from investment operations	0.22	0.70	0.47	0.31	0.36

Less distributions from:
Net investment income	(0.61)	(0.47)	(0.32)	(0.22)	(0.30)

Total distributions	(0.61)	(0.47)	(0.32)	(0.22)	(0.30)

Net asset value, end of year	$84.54	$84.93	$84.70	$84.55	$84.46

Total return	0.26%	0.83%	0.55%	0.37%	0.43%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,049,616	$12,875,581	$7,817,715	$11,752,875	$7,457,820
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.73%	0.58%	0.39%	0.27%	0.34%
Portfolio turnover rate[c]	66%	76%	122%	136%	104%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$125.75	$123.34	$121.64	$123.38	$121.93

Income from investment operations:
Net investment income[a]	1.63	1.72	1.61	1.07	0.95
Net realized and unrealized gain (loss)[b]	(2.69)	2.40	1.63	(1.84)	1.51

Total from investment operations	(1.06)	4.12	3.24	(0.77)	2.46

Less distributions from:
Net investment income	(1.62)	(1.71)	(1.54)	(0.97)	(1.01)

Total distributions	(1.62)	(1.71)	(1.54)	(0.97)	(1.01)

Net asset value, end of year	$123.07	$125.75	$123.34	$121.64	$123.38

Total return	(0.85)%	3.38%	2.68%	(0.62)%	2.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,325,850	$6,727,650	$4,958,114	$6,313,349	$2,134,459
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.31%	1.39%	1.32%	0.88%	0.77%
Portfolio turnover rate[c]	45%	41%	58%	57%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$110.51	$107.59	$102.44	$107.09	$105.16

Income from investment operations:
Net investment income[a]	1.88	2.00	2.21	1.84	1.82
Net realized and unrealized gain (loss)[b]	(4.81)	2.91	5.12	(4.69)	1.98

Total from investment operations	(2.93)	4.91	7.33	(2.85)	3.80

Less distributions from:
Net investment income	(1.90)	(1.99)	(2.18)	(1.80)	(1.87)

Total distributions	(1.90)	(1.99)	(2.18)	(1.80)	(1.87)

Net asset value, end of year	$105.68	$110.51	$107.59	$102.44	$107.09

Total return	(2.68)%	4.65%	7.24%	(2.66)%	3.63%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,080,844	$10,387,936	$7,369,931	$4,271,899	$4,358,596
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.72%	1.87%	2.11%	1.78%	1.70%
Portfolio turnover rate[c]	77%	56%	142%	116%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$141.36	$137.46	$126.25	$133.49	$131.57

Income from investment operations:
Net investment income[a]	2.52	2.85	2.94	2.77	2.89
Net realized and unrealized gain (loss)[b]	(6.58)	3.89	11.14	(7.08)	1.96

Total from investment operations	(4.06)	6.74	14.08	(4.31)	4.85

Less distributions from:
Net investment income	(2.51)	(2.84)	(2.87)	(2.93)	(2.93)

Total distributions	(2.51)	(2.84)	(2.87)	(2.93)	(2.93)

Net asset value, end of year	$134.79	$141.36	$137.46	$126.25	$133.49

Total return	(2.91)%	5.01%	11.28%	(3.22)%	3.69%

Ratios/Supplemental data:
Net assets, end of year (000s)	$539,163	$876,445	$453,615	$239,870	$427,173
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.79%	2.09%	2.23%	2.16%	2.14%
Portfolio turnover rate[c]	15%	37%	9%	19%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$130.77	$129.37	$108.52	$118.41	$117.76

Income from investment operations:
Net investment income[a]	3.06	3.15	3.38	3.29	3.22
Net realized and unrealized gain (loss)[b]	(9.06)	1.36	20.84	(9.85)	0.65

Total from investment operations	(6.00)	4.51	24.22	(6.56)	3.87

Less distributions from:
Net investment income	(3.12)	(3.11)	(3.37)	(3.33)	(3.22)

Total distributions	(3.12)	(3.11)	(3.37)	(3.33)	(3.22)

Net asset value, end of year	$121.65	$130.77	$129.37	$108.52	$118.41

Total return	(4.70)%	3.67%	22.69%	(5.52)%	3.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,255,316	$9,624,733	$7,594,272	$3,146,985	$3,197,007
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.34%	2.54%	2.83%	3.00%	2.64%
Portfolio turnover rate[c]	24%	37%	32%	33%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Treasury Bond	$32,068
1-3 Year Treasury Bond	19,217
3-7 Year Treasury Bond	207,188
7-10 Year Treasury Bond	126,616
10-20 Year Treasury Bond	84,595
20+ Year Treasury Bond	395,045

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Treasury Bond	$3,544,139,231	$—
1-3 Year Treasury Bond	1,236,386,850	3,418,450,839
3-7 Year Treasury Bond	841,584,748	1,424,950,838
7-10 Year Treasury Bond	42,448,570	983,709,117
10-20 Year Treasury Bond	58,521,075	42,448,570
20+ Year Treasury Bond	—	102,592,006

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$449,637,305	$127,990,411
1-3 Year Treasury Bond	7,594,454,822	7,115,894,295
3-7 Year Treasury Bond	2,765,352,764	2,713,104,600
7-10 Year Treasury Bond	6,757,276,172	6,853,644,860
10-20 Year Treasury Bond	129,421,047	108,843,342
20+ Year Treasury Bond	1,805,250,682	1,739,996,131

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$2,824,848,728	$4,283,125,414
1-3 Year Treasury Bond	4,484,998,694	6,240,344,874
3-7 Year Treasury Bond	2,197,671,937	2,467,015,687
7-10 Year Treasury Bond	3,722,966,846	6,626,546,557
10-20 Year Treasury Bond	660,064,413	962,063,893
20+ Year Treasury Bond	12,693,927,194	16,680,646,807

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

February 28, 2017, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Short Treasury Bond	$899,000	$10,518	$(909,518)
1-3 Year Treasury Bond	13,991,722	3,076	(13,994,798)
3-7 Year Treasury Bond	41,287,164	70	(41,287,234)
7-10 Year Treasury Bond	102,373,808	14,667	(102,388,475)
10-20 Year Treasury Bond	20,717,923	36	(20,717,959)
20+ Year Treasury Bond	390,628,095	1,173	(390,629,268)

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

iShares ETF	2017	2016
Short Treasury Bond
Ordinary income	$13,773,221	$1,515,512

1-3 Year Treasury Bond
Ordinary income	$77,242,733	$58,888,270

3-7 Year Treasury Bond
Ordinary income	$79,453,641	$71,709,852

7-10 Year Treasury Bond
Ordinary income	$156,573,678	$142,868,935

10-20 Year Treasury Bond
Ordinary income	$13,635,481	$9,733,361

20+ Year Treasury Bond
Ordinary income	$182,336,253	$152,884,403

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Short Treasury Bond	$1,870,473	$(195,053)	$180,669	$1,856,089
1-3 Year Treasury Bond	7,593,622	(8,013,800)	(49,270,125)	(49,690,303)
3-7 Year Treasury Bond	6,528,718	(26,422,062)	(90,813,763)	(110,707,107)
7-10 Year Treasury Bond	10,009,384	(84,095,298)	(245,448,918)	(319,534,832)
10-20 Year Treasury Bond	658,204	(3,389,883)	(33,947,858)	(36,679,537)
20+ Year Treasury Bond	10,225,557	(92,771,020)	(558,953,845)	(641,499,308)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Short Treasury Bond	$195,053	$—	$—	$195,053
1-3 Year Treasury Bond	8,013,800	—	—	8,013,800
3-7 Year Treasury Bond	26,420,832	—	1,230	26,422,062
7-10 Year Treasury Bond	84,095,298	—	—	84,095,298
10-20 Year Treasury Bond	3,276,101	58,200	55,582	3,389,883
20+ Year Treasury Bond	83,624,226	9,146,794	—	92,771,020

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2017, the iShares 3-7 Year Treasury Bond ETF utilized $896,009 of its capital loss carryforwards.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF,

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF,

iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	49

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2017, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF		Interest- Related Dividends
Short Treasury Bond	$	14,096,042
1-3 Year Treasury Bond		93,807,552
3-7 Year Treasury Bond		74,551,241
7-10 Year Treasury Bond		149,241,290
10-20 Year Treasury Bond		10,772,692
20+ Year Treasury Bond		161,330,403

The Funds hereby designate the amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2017:

iShares ETF		Federal Obligation Interest
Short Treasury Bond	$	14,096,042
1-3 Year Treasury Bond		93,807,552
3-7 Year Treasury Bond		74,551,241
7-10 Year Treasury Bond		149,241,290
10-20 Year Treasury Bond		10,772,692
20+ Year Treasury Bond		161,330,403

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Short Treasury Bond	$0.403782	$—	$—	$0.403782	100%	—%	—%		100%
1-3 Year Treasury Bond	0.608885	—	—	0.608885	100	—	—		100
3-7 Year Treasury Bond	1.615656	—	0.004814	1.620470	100	—	0	[a]	100
7-10 Year Treasury Bond	1.898620	—	—	1.898620	100	—	—		100
10-20 Year Treasury Bond	2.504919	—	0.008941	2.513860	100	—	0	[a]	100
20+ Year Treasury Bond	3.115720	—	0.005339	3.121059	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	51

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Short Treasury Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,257	99.92

	1,258	100.00%

iShares 1-3 Year Treasury Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,257	99.92%
Less than –0.5%	1	0.08

	1,258	100.00%

iShares 3-7 Year Treasury Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,256	99.84

	1,258	100.00%

iShares 7-10 Year Treasury Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.16%
Between 0.5% and –0.5%	1,256	99.84

	1,258	100.00%

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 10-20 Year Treasury Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.16
Between 0.5% and –0.5%	1,254	99.68
Less than –0.5% and Greater than –1.0%	1	0.08

	1,258	100.00%

iShares 20+ Year Treasury Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	11	0.87%
Between 0.5% and –0.5%	1,234	98.10
Less than –0.5% and Greater than –1.0%	13	1.03

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

SUPPLEMENTAL INFORMATION	53

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2016 was USD 806.89 thousand. This figure is comprised of fixed remuneration of USD 317.42 thousand and variable remuneration of USD 489.47 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 111.59 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 26.88 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2016 was USD 550.17 thousand. This figure is comprised of fixed remuneration of USD 216.43 thousand and variable remuneration of USD 333.74 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 76.09 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 18.33 thousand.

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (46)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	55

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009); Managing Director, BGI (2008-2009); Principal, BGI (1996-2008).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

[d]	Manish Mehta served as President until October 15, 2016.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	59

Notes:

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0217

FEBRUARY 28, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares California Muni Bond ETF | CMF | NYSE Arca
➢	iShares National Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York Muni Bond ETF | NYF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

Municipal bonds were largely unchanged for the 12-month period ended February 28, 2017 (the “reporting period”). The S&P National AMT-Free Municipal Bond Index returned 0.26% for the reporting period, while the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance, returned 1.42%.

Overall, the U.S. economy grew by 1.6% in 2016, down from 2.6% in 2015 and the slowest calendar-year growth rate since 2011. Job growth remained robust as the unemployment rate stayed at or below 5%, and retail sales grew by 5.7% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, industrial production and business productivity were relatively flat for the reporting period, registering gains of 0.3% and 0.2%, respectively.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The consumer price index rose by 2.7% for the reporting period, the highest inflation rate since March 2012. The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the U.S. Federal Reserve Bank (the “Fed”) on hold for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

Municipal bonds rallied from the beginning of the reporting period through the end of October 2016 as municipal bond yields declined broadly. The rally in the municipal bond market was driven primarily by a favorable supply and demand environment. Although new municipal bond issuance increased during this period, including a monthly record in October 2016, demand for municipal bonds remained robust. According to Thomson Reuters Lipper Inc., municipal bond mutual funds experienced 54 consecutive weeks of net investment inflows before that streak ended in mid-October 2016.

Municipal bond yields reversed course and rose sharply following the outcome of the U.S. presidential election in November 2016. The election of Donald Trump fueled expectations that new fiscal policies aimed at stimulating economic growth would lead to rising inflation and more Fed interest rate hikes in 2017. At the same time, demand for municipal bonds tapered off, as indicated by significant outflows from municipal bond mutual funds in late 2016 and early 2017. As a result, municipal bonds gave up virtually all of their gains from earlier in the reporting period.

Overall, long-term municipal bonds outperformed short-term municipal securities for the reporting period, while lower-quality municipal bonds outpaced higher-rated municipal securities.

Among individual states, California’s robust economy contributed to a budget surplus of approximately $1 billion for the state’s fiscal year ended in June 2016. Voter approval of Proposition 55 in November 2016, which extends temporary tax increases through 2030, is also expected to be positive for the state’s finances. However, California is projected to have a budget deficit for the current fiscal year because of an accounting error that miscalculated state Medicaid costs. In New York, the budget for the current fiscal year increased spending by just 2% for the sixth consecutive year despite larger increases in education and healthcare outlays. The proposed budget for the next fiscal year, which begins on April 1, has been complicated by uncertainty surrounding the Affordable Care Act.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CALIFORNIA MUNI BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.21)%	(0.55)%	0.00%	(0.21)%	(0.55)%	0.00%
5 Years	3.28%	3.13%	3.46%	17.48%	16.64%	18.53%
Since Inception	4.50%	4.47%	4.57%	51.33%	50.93%	52.28%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$966.80	$1.22	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was -0.21%, net of fees, while the total return for the Index was 0.00%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	8.70%
AA+	16.38
AA	18.55
AA-	44.91
A+	6.71
A	0.31
A-	0.15
BBB+	0.31
BBB-	0.83
Not Rated	3.15

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments [2]

State of California GO, 5.00%, 07/01/20	1.22%
State of California GO, 6.00%, 04/01/38	0.77
State of California GO, 5.00%, 07/01/18	0.77
State of California GO, 5.00%, 04/01/38	0.73
State of California GO, 5.50%, 11/01/39	0.69

TOTAL	4.18%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NATIONAL MUNI BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.05)%	(0.27)%	0.26%	(0.05)%	(0.27)%	0.26%
5 Years	2.51%	2.34%	2.75%	13.18%	12.29%	14.54%
Since Inception	4.01%	3.98%	4.16%	45.11%	44.80%	47.11%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$969.80	$1.22	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NATIONAL MUNI BOND ETF

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was -0.05%, net of fees, while the total return for the Index was 0.26%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	23.68%
AA+	17.07
AA	16.59
AA-	23.42
A+	5.18
A	3.83
A-	1.86
BBB+	3.08
BBB	0.78
BBB-	0.39
Not Rated	4.12

TOTAL	100.00%

TEN LARGEST STATES

As of 2/28/17

State	Percentage of Total Investments [2]

California	23.66%
New York	20.63
Texas	9.52
Massachusetts	5.33
New Jersey	4.45
Florida	3.53
Washington	3.34
Pennsylvania	3.05
Illinois	2.84
Georgia	2.68

TOTAL	79.03%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.14%	0.03%	0.40%	0.14%	0.03%	0.40%
5 Years	0.62%	0.57%	0.91%	3.15%	2.87%	4.65%
Since Inception	1.65%	1.64%	1.95%	14.55%	14.49%	17.44%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.70	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 0.14%, net of fees, while the total return for the Index was 0.40%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	30.85%
AA+	18.88
AA	18.76
AA-	18.08
A+	2.36
A	2.15
A-	2.29
BBB+	2.41
BBB	0.84
Not Rated	3.38

TOTAL	100.00%

TEN LARGEST STATES

As of 2/28/17

State	Percentage of Total Investments [2]

California	20.06%
New York	14.80
Texas	7.66
Massachusetts	7.42
Maryland	4.69
Georgia	4.04
Washington	4.01
Pennsylvania	3.98
New Jersey	3.64
North Carolina	3.46

TOTAL	73.76%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NEW YORK MUNI BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.01)%	(0.02)%	0.21%	(0.01)%	(0.02)%	0.21%
5 Years	2.84%	2.85%	3.03%	15.03%	15.07%	16.07%
Since Inception	4.09%	4.08%	4.31%	45.80%	45.64%	48.74%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$972.10	$1.22	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NEW YORK MUNI BOND ETF

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was -0.01%, net of fees, while the total return for the Index was 0.21%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	38.51%
AA+	11.63
AA	18.41
AA-	18.54
A+	1.16
A	2.96
A-	4.30
BBB	0.39
BBB-	0.23
Not Rated	3.87

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments [2]

New York State Thruway Authority RB, 5.00%, 05/01/19	1.22%
Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/47	0.91
Sales Tax Asset Receivable Corp. RB, 5.00%, 10/15/24	0.88
Sales Tax Asset Receivable Corp. RB, 5.00%, 10/15/28	0.86
Syracuse Industrial Development Agency RB, 0.56%, 12/01/37	0.83

TOTAL	4.70%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.31%

CALIFORNIA — 99.31%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	$200	$176,866
Series B
0.00%, 08/01/46	(PR 08/01/21)	580	90,161
Alameda Corridor Transportation Authority RB
0.00%, 10/01/17	(ETM) (AMBAC)	55	54,791
0.00%, 10/01/17	(AMBAC)	15	14,915
Series B
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,213,380
5.00%, 10/01/36	(Call 10/01/26)	600	669,666
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(PR 12/01/17) (AGM)	250	258,145
Alameda County Transportation Commission
4.00%, 03/01/22		535	598,997
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35	(Call 10/01/21)	500	557,630
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,109,740
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(PR 04/01/17) (NPFGC)	625	627,256
Bay Area Toll Authority RB
2.10%, 04/01/45	(Call 10/01/21)	500	504,750
2.85%, 04/01/47	(Call 10/01/24)	750	766,807
2.95%, 04/01/47	(Call 10/01/25)	750	766,447
Series B
1.50%, 04/01/47	(Call 10/01/17)	2,230	2,237,671
Series C
1.88%, 04/01/47	(Call 10/01/18)	2,875	2,908,005
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,014,790
Series F
5.00%, 04/01/31	(PR 04/01/17)	780	783,167

Security		Principal (000s)	Value
Series F-1
4.00%, 04/01/18		$1,685	$1,744,329
5.00%, 04/01/17		465	466,911
5.00%, 04/01/21		205	235,305
5.00%, 04/01/25	(PR 04/01/19)	380	411,301
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,160,180
5.00%, 04/01/28	(PR 04/01/19)	375	405,889
5.00%, 04/01/28	(Call 04/01/22)	200	231,824
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,541,605
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,596,496
5.00%, 04/01/39	(PR 04/01/18)	2,150	2,247,696
5.00%, 04/01/54	(Call 04/01/24)	3,150	3,460,968
5.13%, 04/01/39	(PR 04/01/19)	1,000	1,084,950
5.13%, 04/01/47	(PR 04/01/18)	225	235,530
5.25%, 04/01/24	(PR 04/01/19)	1,140	1,239,784
5.25%, 04/01/27	(PR 04/01/19)	120	130,504
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,702,393
Series F-2
4.00%, 04/01/20		500	543,715
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	765,626
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	567,190
5.00%, 04/01/38	(Call 04/01/23)	545	610,089
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,953,822
5.25%, 04/01/48	(Call 04/01/23)	250	283,180
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,120,840
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	2,835	3,112,320
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	392,217
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,111,235
5.00%, 10/01/49	(Call 04/01/26)	250	283,615
5.25%, 04/01/40		175	227,495
Series U-3
5.00%, 06/01/43		1,140	1,457,387
Series U-5
5.00%, 05/01/21		1,380	1,587,635
Series U-6
5.00%, 05/01/45		2,010	2,585,624

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series U-7
5.00%, 06/01/46		$1,150	$1,484,236
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		500	580,855
5.00%, 07/01/23	(ETM) (AGM)	250	298,488
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	989,528
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,370	1,711,171
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	924,282
Series A
4.00%, 10/01/45	(Call 10/01/26)	500	517,730
5.00%, 10/01/41	(Call 10/01/26)	700	810,866
Series B VRDN
0.42%, 09/01/37	(Put 03/01/17)[a]	700	700,000
California Municipal Finance Authority RB VRDN
0.50%, 11/01/35	(Put 03/01/17)[a]	570	570,000
Series A VRDN
0.59%, 08/01/28	(Put 03/02/17)[a]	500	500,000
California State Public Works Board RB
6.00%, 11/01/34	(PR 11/01/19)	360	406,703
Series A
5.00%, 12/01/19	(AMBAC)	175	185,840
5.00%, 04/01/20		350	389,848
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,146,490
5.00%, 04/01/26	(Call 04/01/22)	225	256,759
5.00%, 09/01/29	(Call 09/01/24)	300	346,902
5.00%, 04/01/32	(Call 04/01/22)	405	453,527
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,142,950
5.00%, 04/01/34	(Call 04/01/22)	510	568,007
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,133,560
5.00%, 04/01/37	(Call 04/01/22)	610	676,923
5.00%, 03/01/38	(Call 03/01/23)	610	676,618
5.00%, 09/01/39	(Call 09/01/24)	500	561,775
Series B
5.00%, 10/01/39	(Call 10/01/24)	2,000	2,249,480
Series C
4.00%, 10/01/20		270	295,396

Security		Principal (000s)	Value
Series D
4.00%, 09/01/17		$1,000	$1,016,850
5.00%, 06/01/27	(Call 06/01/23)	340	390,932
5.00%, 12/01/27	(Call 12/01/21)	975	1,102,920
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,125,810
Series E
5.00%, 10/01/26		1,000	1,203,030
5.00%, 06/01/28	(Call 06/01/23)	895	1,023,012
5.00%, 04/01/34	(PR 04/01/19)	370	400,477
Series F
5.00%, 05/01/18		300	314,475
5.00%, 05/01/19		500	542,015
5.00%, 09/01/20		375	422,475
5.00%, 05/01/23		3,595	4,223,118
5.00%, 05/01/28	(Call 05/01/25)	350	407,015
Series G
5.00%, 01/01/21		1,250	1,419,225
5.00%, 12/01/31	(PR 12/01/21)	500	582,900
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,121,350
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	109,277
5.13%, 10/01/22	(Call 10/01/19)	275	301,238
5.25%, 10/01/23	(Call 10/01/19)	105	115,267
Series I
5.00%, 11/01/38	(Call 11/01/23)	2,000	2,240,260
Series I-1
6.13%, 11/01/29	(PR 11/01/19)	780	883,756
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	193,111
4.00%, 11/01/35	(Call 05/01/26)	670	700,894
4.00%, 11/01/37	(Call 05/01/26)	455	472,340
4.00%, 11/01/38	(Call 05/01/26)	210	217,837
4.00%, 11/01/45	(Call 05/01/26)	785	804,994
5.00%, 11/01/23		1,000	1,197,830
5.00%, 11/01/24	(Call 11/01/21)	750	855,915
5.00%, 11/01/27	(Call 11/01/24)	400	471,568
5.00%, 11/01/27	(Call 11/01/22)	1,000	1,169,020
5.00%, 11/01/29	(Call 05/01/26)	300	356,535
5.00%, 11/01/30	(Call 11/01/25)	1,000	1,177,630
5.00%, 11/01/31	(Call 05/01/27)	500	593,140
5.00%, 11/01/32	(Call 05/01/26)	2,490	2,919,450
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,148,720
5.00%, 11/01/33	(Call 11/01/25)	500	580,005

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 11/01/33	(PR 05/01/18) (AGM)	$960	$1,007,520
5.00%, 11/01/33	(Call 05/01/18) (AGM)	25	26,131
5.00%, 11/01/35	(Call 11/01/25)	1,325	1,524,942
5.00%, 11/01/37	(Call 11/01/21)	2,410	2,682,619
5.00%, 11/01/37	(Call 11/01/22)	325	372,788
5.00%, 11/01/39	(Call 11/01/24)	500	566,980
5.00%, 11/01/39	(PR 05/01/18) (AGM)	845	886,827
5.00%, 11/01/39	(Call 05/01/18) (AGM)	10	10,438
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,458,100
5.00%, 11/01/45	(Call 05/01/26)	1,260	1,441,188
5.00%, 11/01/47	(Call 11/01/25)	1,200	1,361,628
5.00%, 11/01/47	(Call 05/01/27)	900	1,030,257
5.25%, 11/01/34	(PR 05/01/19)	250	272,840
Series B-2
4.00%, 11/01/49	(Call 05/01/21)	200	220,040
Series B-3
4.00%, 11/01/51	(Call 05/01/23)	200	223,258
California Statewide Communities Development Authority RB
5.00%, 05/15/40	(Call 05/15/26)	250	269,895
Centinela Valley Union High School District GO
Series B
4.00%, 08/01/50	(Call 08/01/26)	300	304,095
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	254,988
5.00%, 08/01/39	(Call 08/01/24)	500	563,270
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	1,000	1,052,140
4.00%, 08/01/34	(Call 08/01/26)	1,000	1,046,370
5.00%, 08/01/31	(Call 08/01/23)	300	341,394
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	500	510,555

Security		Principal (000s)	Value
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(PR 11/01/17) (AMBAC)	$280	$288,134
5.00%, 11/01/38	(PR 11/01/17) (AMBAC)	250	257,263
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	430,140
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	527,150
5.00%, 06/15/19		320	349,424
5.00%, 06/15/20		500	563,245
5.00%, 06/15/21		150	173,496
5.00%, 06/15/26	(Call 06/15/23)	500	589,890
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		2,420	2,589,521
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		630	691,601
5.00%, 09/01/20		1,815	2,052,547
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		910	991,063
5.00%, 06/01/20		725	814,037
5.00%, 06/01/35	(Call 06/01/23)	2,450	2,769,357
5.00%, 06/01/43	(Call 06/01/23)	500	558,465
Series B
5.00%, 06/01/22		250	293,470
5.00%, 06/01/23		235	279,892
5.00%, 06/01/30	(Call 06/01/22)	170	194,388
5.00%, 06/01/32	(Call 06/01/22)	500	571,730
Series C
5.00%, 06/01/45	(Call 06/01/25)	1,915	2,163,337
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	500	558,255

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 05/15/27	(Call 05/15/20)	$245	$273,300
5.00%, 05/15/28	(Call 05/15/20)	800	892,136
5.00%, 05/15/32	(Call 05/15/20)	1,490	1,653,036
5.00%, 05/15/40	(Call 05/15/20)	2,490	2,752,546
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	564,920
Series C
5.00%, 05/15/38	(Call 05/15/25)	1,750	1,979,915
Series D
5.00%, 05/15/40	(Call 05/15/20)	1,450	1,598,567
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	380	427,261
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	424,927
5.00%, 11/01/22		1,000	1,184,410
5.00%, 11/01/25	(Call 05/01/25)	200	241,598
5.00%, 11/01/27	(Call 11/01/26)	500	609,210
5.00%, 11/01/29	(Call 11/01/26)	1,000	1,199,350
5.00%, 11/01/32	(Call 05/01/25)	1,000	1,157,340
5.00%, 11/01/32	(Call 05/01/22)	1,525	1,741,047
5.00%, 11/01/34	(Call 11/01/26)	870	1,018,326
5.00%, 11/01/36	(Call 05/01/25)	800	912,088
Series A
4.00%, 11/01/39	(Call 11/01/26)	1,000	1,029,920
4.00%, 11/01/41	(Call 05/01/22)	720	735,847
5.00%, 11/01/30	(Call 11/01/21)	500	569,610
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,139,560
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,131,550
5.00%, 11/01/41	(Call 11/01/21)	700	791,420
5.00%, 11/01/43	(Call 05/01/22)	1,105	1,247,644
Series F
5.00%, 11/01/25	(PR 11/01/20)	1,175	1,334,412
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/16/17) (AMBAC)	240	240,754
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(PR 08/01/19)	125	133,603
5.13%, 08/01/21	(Call 08/01/19)	300	323,670

Security		Principal (000s)	Value
City of Vista CA COP
5.00%, 05/01/37	(PR 05/01/17) (NPFGC)	$285	$287,195
Clovis Unified School District GO
Series D
4.00%, 08/01/40	(Call 08/01/25)	250	256,293
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	500	237,780
5.00%, 08/01/29	(Call 08/01/25)	500	592,440
5.00%, 08/01/31	(Call 08/01/25)	500	584,490
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	515,425
5.00%, 08/01/38	(Call 08/01/23)	860	968,910
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	1,690	1,910,393
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	255,805
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	135,059
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	273,613
Series A
5.00%, 07/01/41	(Call 07/01/26)	1,000	1,117,760
Series C
6.00%, 07/01/41	(PR 07/01/18)	500	534,480
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	258,245
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,552,780
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	289,473
Desert Community College District GO
5.00%, 08/01/37	(Call 02/01/26)	1,000	1,141,260
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	205,700

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 08/01/37	(PR 08/01/17) (AGM)	$500	$509,305
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	603,265
Series A
5.00%, 06/01/28	(Call 06/01/20)	500	557,605
5.00%, 06/01/29	(Call 06/01/25)	300	356,010
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,755,000
5.00%, 06/01/35	(Call 06/01/25)	500	578,185
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	1,080	1,092,388
Series B
5.00%, 06/01/17		875	884,975
5.00%, 06/01/19		350	381,276
5.00%, 06/01/20		535	600,891
5.00%, 06/01/21		350	403,497
5.00%, 06/01/23		1,435	1,711,955
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(PR 07/01/18)	190	200,520
5.00%, 07/01/33	(PR 07/01/18)	330	348,272
5.00%, 07/01/35	(PR 07/01/18)	1,580	1,667,485
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	500	511,835
Series C
0.00%, 08/01/32		700	395,850
0.00%, 08/01/33		125	67,466
0.00%, 08/01/34		2,050	1,054,807
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	280,218
Escondido Union High School District GO
0.00%, 08/01/37	(AGC)	190	76,409
Series C
0.00%, 08/01/46		985	268,225
0.00%, 08/01/51		1,155	240,055

Security		Principal (000s)	Value
Foothill-De Anza Community College District GO
4.00%, 08/01/40	(Call 08/01/26)	$1,960	$2,044,456
Series A
4.50%, 08/01/31	(PR 08/01/17) (AMBAC)	600	609,894
5.00%, 08/01/27	(PR 08/01/17) (AMBAC)	225	229,187
Series C
5.00%, 08/01/36	(PR 08/01/21)	370	429,485
5.00%, 08/01/40	(PR 08/01/21)	1,190	1,381,316
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	320	224,480
0.00%, 01/15/35	(AGM)	300	139,464
Series A
0.00%, 01/01/19	(ETM)	565	554,005
0.00%, 01/01/20	(ETM)	1,100	1,061,731
0.00%, 01/01/23	(ETM)	225	201,004
0.00%, 01/01/25	(ETM)	880	734,395
0.00%, 01/01/26	(ETM)	540	435,780
0.00%, 01/01/28	(ETM)	440	331,456
0.00%, 01/01/29	(ETM)	500	363,525
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,950	2,032,680
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	113,720
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	350	358,631
Grossmont Union High School District GO
5.00%, 08/01/33	(PR 08/01/18)	430	455,512
Imperial Irrigation District Electric System Revenue RB
Series A
5.00%, 11/01/33	(PR 11/01/18)	685	732,361
Series B-1
5.00%, 11/01/46	(Call 11/01/26)	500	566,345

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Irvine Ranch Water District
5.25%, 02/01/46	(Call 08/01/26)	$1,000	$1,183,510
Series B VRDN
0.45%, 10/01/41	(Put 03/01/17)[a]	3,100	3,100,000
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	250	129,653
5.00%, 08/01/39	(Call 08/01/22)	500	555,795
Long Beach Unified School District GO
Series A
5.00%, 08/01/20		500	564,040
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	77,460
Los Angeles Community College District/CA GO
4.00%, 08/01/37	(Call 08/01/26)	500	523,185
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,100	1,164,438
5.00%, 08/01/23		735	878,207
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	635	646,817
5.00%, 08/01/29	(Call 08/01/24)	3,060	3,607,771
5.00%, 08/01/30	(Call 08/01/24)	3,500	4,104,625
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,330,980
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	4,010	4,084,626
Series C
5.00%, 08/01/25		260	317,083
5.00%, 06/01/26		500	615,110
5.25%, 08/01/39	(PR 08/01/20)	1,270	1,443,291
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	385	407,665
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	1,000	1,058,870
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	120	127,302
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		300	304,611
5.00%, 07/01/18		35	36,943

Security		Principal (000s)	Value
5.00%, 07/01/19		$245	$267,743
5.00%, 07/01/20		2,670	3,008,823
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	210,978
5.00%, 06/01/32	(Call 06/01/26)	1,000	1,181,870
5.00%, 07/01/32	(Call 07/01/23)	295	340,049
Series B
5.00%, 07/01/17		800	812,240
5.00%, 07/01/18		445	470,009
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	172,649
5.00%, 08/01/42	(Call 08/01/22)	500	566,930
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	562,105
Series D
4.00%, 12/01/40	(Call 12/01/25)	1,000	1,019,970
5.00%, 12/01/45	(Call 12/01/25)	500	563,765
Los Angeles County Sanitation Districts Financing Authority RB
Series A
4.00%, 10/01/42	(Call 10/01/26)	500	508,765
5.00%, 10/01/20		450	510,012
Los Angeles Department of Power RB
Series A
5.00%, 07/01/18		740	781,492
5.00%, 07/01/19		860	939,197
5.00%, 07/01/20		1,000	1,126,900
5.00%, 07/01/22	(PR 07/01/21)	5	5,769
5.00%, 07/01/22	(Call 07/01/21)	495	565,320
5.00%, 07/01/27	(Call 01/01/23)	875	1,011,972
5.00%, 07/01/46	(Call 01/01/26)	500	569,225
Series A-1
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,670,146
5.00%, 07/01/39	(Call 07/01/17) (AMBAC)	1,420	1,437,338
5.25%, 07/01/38	(Call 07/01/18)	2,750	2,904,577
Series B
5.00%, 12/01/18	(Call 11/01/18)	800	858,176
5.00%, 07/01/29	(Call 07/01/23)	585	676,950
5.00%, 07/01/30	(Call 07/01/23)	500	577,310
5.00%, 07/01/42	(Call 01/01/26)	1,000	1,141,760
5.00%, 07/01/43	(Call 07/01/22)	2,945	3,334,565
5.00%, 07/01/43	(Call 01/01/24)	940	1,056,701

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series D
5.00%, 07/01/35	(Call 07/01/24)	$1,550	$1,769,294
5.00%, 07/01/39	(Call 07/01/24)	3,700	4,199,870
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	565,790
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/28	(Call 01/01/25)	1,290	1,516,318
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	277,790
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,400,675
5.00%, 07/01/46	(Call 01/01/26)	2,700	3,073,815
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	825	835,477
Series B
5.00%, 07/01/33	(Call 07/01/23)	500	576,990
5.00%, 07/01/43	(Call 07/01/22)	1,060	1,187,772
5.00%, 07/01/46	(Call 01/01/26)	250	284,613
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/17		360	365,382
5.00%, 07/01/18		610	643,861
5.00%, 07/01/20		1,000	1,125,490
5.00%, 07/01/21		1,000	1,154,310
5.00%, 07/01/22		300	352,779
5.00%, 07/01/23		1,850	2,207,586
5.00%, 07/01/24		1,620	1,954,595
5.00%, 07/01/28	(Call 07/01/21)	1,000	1,143,870
5.00%, 07/01/29	(Call 07/01/25)	1,000	1,180,970
5.00%, 07/01/30	(Call 07/01/21)	500	569,110
5.00%, 07/01/31	(Call 07/01/21)	1,000	1,135,520
5.00%, 07/01/40	(Call 07/01/25)	1,000	1,136,310
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,005	2,031,546
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,560,066
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	770,199

Security		Principal (000s)	Value
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	$100	$101,294
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,697,009
5.50%, 07/01/18	(FGIC)	250	265,543
Series A-2
5.00%, 07/01/21		2,100	2,424,051
Series B
5.00%, 07/01/17		3,000	3,044,850
5.00%, 07/01/18		500	527,755
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	355,257
5.00%, 07/01/30	(Call 07/01/26)	1,000	1,192,400
Series C
5.00%, 07/01/21		500	577,155
5.00%, 07/01/23		1,000	1,193,290
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,198,610
5.00%, 07/01/26	(Call 07/01/24)	455	542,287
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,188,850
5.00%, 07/01/30	(Call 07/01/24)	750	876,127
5.00%, 07/01/32	(PR 07/01/17) (AGM)	300	304,506
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	325,227
Series E
4.75%, 07/01/32	(PR 07/01/17) (AGM)	500	507,085
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	357,750
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	830,254
5.00%, 01/01/34	(Call 07/01/19)	105	113,829
Series KRY
5.00%, 07/01/18		250	263,878
Los Rios Community College District GO
Series A
5.00%, 08/01/35	(Call 08/01/20)	695	766,265
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/46	(PR 08/01/21) (AGM)	250	35,483
0.00%, 08/01/51	(AGM)	250	51,290

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)	$1,000	$156,570
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		300	312,927
Series A
5.00%, 07/01/20		720	810,605
5.00%, 07/01/28	(Call 07/01/25)	500	596,485
5.00%, 10/01/29	(Call 04/01/22)	200	230,874
5.00%, 01/01/34	(Call 01/01/19)	100	106,937
5.00%, 07/01/37	(Call 07/01/17)	1,000	1,013,430
5.00%, 01/01/39	(Call 01/01/19)	265	283,033
5.00%, 07/01/40	(Call 07/01/25)	250	287,045
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	237,445
Series C
5.00%, 07/01/17		150	152,249
5.00%, 07/01/18		1,000	1,055,930
5.00%, 07/01/19		800	873,872
5.00%, 10/01/27		900	1,116,495
5.00%, 07/01/35	(Call 07/01/19)	450	489,586
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	355,096
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,000	1,133,860
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	906,770
0.00%, 08/01/43	(Call 08/01/35)	2,000	1,425,260
Mountain View-Whisman School District GO
Series B
4.00%, 09/01/42	(Call 09/01/26)	250	258,808
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23	(PR 09/01/18)	30	31,856
5.00%, 09/01/25	(PR 09/01/18)	500	530,925

Security		Principal (000s)	Value
Series B
4.00%, 11/01/34	(Call 11/01/26)	$1,200	$1,226,064
5.00%, 11/01/24		275	327,236
5.00%, 11/01/29	(Call 11/01/26)	500	588,080
5.00%, 11/01/30	(Call 11/01/26)	500	585,400
Newport Mesa Unified School District GO
0.00%, 08/01/34		750	385,905
0.00%, 08/01/36		1,415	661,880
0.00%, 08/01/38		500	214,470
Ohlone Community College District GO
Series C
4.00%, 08/01/45	(Call 08/01/26)	1,250	1,284,600
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(PR 02/01/19)	500	538,695
Orange County Water District COP
5.00%, 08/15/39	(PR 08/15/19)	885	970,553
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	250	255,200
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	500	284,800
Peralta Community College District GO
Series C
5.00%, 08/01/39	(PR 08/01/19)	145	158,817
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		200	66,096
Series D
0.00%, 08/01/40		500	188,685
0.00%, 08/01/46		625	171,675
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	125,754

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	$1,100	$1,236,873
Series C
4.00%, 08/01/39	(Call 08/01/26)	1,000	1,033,330
Poway Unified School District GO
0.00%, 08/01/31		495	289,229
0.00%, 08/01/33		250	129,815
0.00%, 08/01/35		500	230,800
0.00%, 08/01/36		1,000	438,450
0.00%, 08/01/38		755	306,002
0.00%, 08/01/46		3,450	942,160
Series B
0.00%, 08/01/34		500	242,755
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	466,390
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	750	731,550
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	500	557,780
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	571,385
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	865,950
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,119,330
Sacramento Area Flood Control Agency
5.63%, 10/01/37	(PR 10/01/18) (BHAC)	380	408,747
Series A
5.00%, 10/01/47	(Call 10/01/26)	1,000	1,133,300
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	784,550
Sacramento County Sanitation Districts Financing Authority RB
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,127,450

Security		Principal (000s)	Value
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	$585	$655,101
5.00%, 08/15/41	(Call 08/15/23)	1,000	1,116,710
Series K
5.25%, 07/01/24	(AMBAC)	250	295,048
Series U
5.00%, 08/15/17	(AGM)	300	306,057
5.00%, 08/15/22	(PR 08/15/18) (AGM)	540	572,945
5.00%, 08/15/22	(Call 08/15/18) (AGM)	850	899,274
5.00%, 08/15/24	(PR 08/15/18) (AGM)	325	344,828
5.00%, 08/15/24	(Call 08/15/18) (AGM)	520	549,832
Series X
5.00%, 08/15/20		200	225,712
5.00%, 08/15/28	(PR 08/15/21)	60	69,485
5.00%, 08/15/28	(Call 08/15/21)	175	200,785
Sacramento Suburban Water District COP
Series A VRDN
0.64%, 11/01/34	(Put 03/01/17)[a]	500	500,000
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	800	861,488
San Diego Community College District GO
4.00%, 08/01/32	(Call 08/01/26)	500	534,415
5.00%, 08/01/28	(Call 08/01/26)	500	607,340
5.00%, 08/01/30	(Call 08/01/23)	250	292,350
5.00%, 08/01/30	(Call 08/01/26)	500	598,725
5.00%, 08/01/30	(PR 08/01/17) (AGM)	550	560,235
5.00%, 08/01/31	(Call 08/01/26)	2,000	2,375,000
5.00%, 08/01/41	(PR 08/01/21)	210	242,976
5.00%, 08/01/41	(Call 08/01/26)	500	580,220
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,535,409
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	344,966

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 07/01/40	(Call 07/01/20)	$475	$520,187
5.00%, 07/01/43	(Call 07/01/23)	255	281,607
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	449,392
Series A
5.00%, 04/01/41	(Call 04/01/26)	2,000	2,307,580
5.00%, 04/01/42	(Call 04/01/22)	1,500	1,695,075
5.00%, 04/01/48	(Call 04/01/22)	500	565,025
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	2,830	2,970,425
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	800	839,696
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	605	699,434
5.00%, 05/01/34	(Call 11/01/22)	500	573,140
Series A
5.00%, 05/01/33	(Call 05/01/26)	500	584,035
Series B
5.00%, 05/01/38	(Call 05/01/26)	750	863,655
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 10/15/44	(Call 10/15/25)	1,000	1,106,150
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		525	617,164
5.00%, 05/15/23		985	1,176,188
Series A
4.00%, 05/15/21		200	222,228
5.00%, 05/15/21		500	576,460
5.00%, 05/15/29	(Call 05/15/26)	500	598,145
5.25%, 05/15/24	(PR 05/15/20)	830	937,211
5.25%, 05/15/25	(PR 05/15/20)	300	338,751
5.25%, 05/15/34	(PR 05/15/19)	1,000	1,093,290
5.25%, 05/15/39	(PR 05/15/19)	500	546,645
Series B
5.00%, 05/15/18		1,100	1,156,287
5.00%, 05/15/19		965	1,050,528

Security		Principal (000s)	Value
5.00%, 05/15/21	(PR 05/15/19)	$140	$152,296
5.00%, 05/15/22	(PR 05/15/19)	510	554,793
5.50%, 05/15/23	(PR 05/15/19)	2,045	2,246,944
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/17		1,000	1,018,530
5.00%, 08/01/27	(Call 08/01/26)	1,500	1,822,260
5.50%, 08/01/39	(PR 08/01/19)	1,000	1,107,240
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	400	433,812
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	484,396
0.00%, 07/01/35		300	141,483
0.00%, 07/01/36		1,240	556,028
0.00%, 07/01/38		650	267,150
0.00%, 07/01/39		1,100	432,707
0.00%, 07/01/42		215	73,513
0.00%, 07/01/45		2,000	598,920
Series A
0.00%, 07/01/19	(NPFGC)	400	386,604
Series C
0.00%, 07/01/46		500	143,245
0.00%, 07/01/47	(Call 07/01/40)	600	407,670
0.00%, 07/01/48	(Call 07/01/40)	1,000	679,450
5.00%, 07/01/35	(Call 07/01/23)	1,150	1,291,059
Series E
0.00%, 07/01/32		690	378,079
0.00%, 07/01/42		1,340	742,534
0.00%, 07/01/47	(Call 07/01/42)	1,385	771,791
0.00%, 07/01/49		3,300	826,353
3.00%, 07/01/17		1,400	1,411,396
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	343,590
Series R-1
0.00%, 07/01/31		1,675	974,850
Series R-3
5.00%, 07/01/20		1,000	1,125,490
5.00%, 07/01/21		800	923,448
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	213,539

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series SENIOR-1
4.00%, 07/01/31	(Call 07/01/26)	$500	$536,240
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	257,713
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	205,034
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	101,514
5.00%, 08/01/32	(PR 08/01/17)	500	509,220
Series D
4.00%, 08/01/33	(Call 08/01/25)	250	265,803
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	567,485
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19		1,000	1,083,580
5.00%, 05/01/46	(Call 05/01/26)	1,165	1,314,726
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,083,266
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	213,797
5.25%, 05/01/17	(NPFGC-FGIC)	320	322,602
5.25%, 05/01/18	(NPFGC)	140	147,175
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,205	1,315,029
5.00%, 05/01/22		100	116,895
5.00%, 05/01/26		500	609,860
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	545,655
5.00%, 05/01/43	(Call 05/01/23)	250	274,583
5.00%, 05/01/44	(Call 05/01/24)	995	1,102,241
Series C
5.00%, 05/01/17		1,450	1,461,194
5.00%, 05/01/23	(PR 05/01/20)	320	358,406
5.00%, 05/01/23	(Call 05/01/20)	430	478,138
Series D
5.00%, 05/01/24	(PR 05/03/21)	30	34,497

Security		Principal (000s)	Value
5.00%, 05/01/24	(Call 05/01/21)	$95	$109,059
5.00%, 05/01/25		250	302,668
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	875,184
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	950	976,828
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	570,095
6.00%, 03/01/36	(Call 03/01/21)	240	278,765
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20	(ETM)	170	163,900
0.00%, 01/01/22	(ETM)	220	202,299
0.00%, 01/01/23	(ETM)	450	401,540
0.00%, 01/01/26	(ETM)	280	225,173
0.00%, 01/01/28	(ETM)	750	556,582
5.00%, 01/15/34	(Call 01/15/25)	750	812,677
5.00%, 01/15/50	(Call 01/15/25)	3,750	4,005,112
Series A
0.00%, 01/15/26	(NPFGC)	400	282,744
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	280,143
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(PR 08/01/18)	125	132,399
San Marcos Unified School District GO
0.00%, 08/01/28		655	448,374
Series B
0.00%, 08/01/38		565	219,130
0.00%, 08/01/47		500	117,740
0.00%, 08/01/51		1,500	278,280
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	570,970
Series A
0.00%, 09/01/21		430	397,505

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	$250	$204,533
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(PR 07/15/18)	750	792,750
San Mateo Union High School District GO
0.00%, 09/01/33		500	373,350
0.00%, 09/01/41	(Call 09/01/36)	500	387,785
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	423,450
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/40		555	200,305
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,025	1,029,161
Series A VRDN
0.60%, 06/01/26	(Put 03/02/17)[a]	900	900,000
Series B
5.00%, 04/01/18		1,375	1,439,254
5.00%, 04/01/19		175	189,662
Santa Clara Valley Water District RB
Series A
5.00%, 06/01/46	(Call 12/01/25)	250	286,178
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,019,950
South San Francisco Unified School District GO
Series C
4.00%, 09/01/37	(Call 09/01/25)	1,000	1,047,770
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	585	654,124
5.00%, 07/01/26	(Call 01/01/25)	650	775,775
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	773,521

Security		Principal (000s)	Value
Series A
4.00%, 07/01/21		$725	$806,069
5.00%, 07/01/17		225	228,364
5.00%, 07/01/18		195	205,824
5.25%, 07/01/27	(PR 01/01/20)	650	725,062
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	208,475
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,033,970
Southwestern Community College District GO
Series C
0.00%, 08/01/41		650	220,500
0.00%, 08/01/46		1,000	268,340
Series D
5.00%, 08/01/44	(Call 08/01/25)	500	563,630
State of California Department of Water Resources Power Supply Revenue RB
Series F-5
5.00%, 05/01/22	(PR 05/01/18)	405	425,047
Series H
5.00%, 05/01/21	(PR 05/01/18) (AGM)	500	524,750
5.00%, 05/01/22	(PR 05/01/18) (AGM)	1,150	1,206,925
Series K
5.00%, 05/01/18		2,240	2,350,432
Series L
5.00%, 05/01/17		4,330	4,363,211
5.00%, 05/01/18		1,300	1,364,090
5.00%, 05/01/19		2,765	3,004,836
5.00%, 05/01/20		1,125	1,261,136
5.00%, 05/01/21	(PR 05/01/20)	925	1,036,018
5.00%, 05/01/22	(PR 05/01/20)	870	974,417
5.00%, 05/01/22	(Call 05/01/20)	530	590,563
Series N
5.00%, 05/01/18		985	1,033,560
5.00%, 05/01/20		2,110	2,365,331
5.00%, 05/01/21		815	937,625
Series O
5.00%, 05/01/21		3,600	4,141,656
5.00%, 05/01/22		2,725	3,200,185

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	$490	$515,901
5.00%, 12/01/25	(Call 06/01/18)	10	10,508
5.00%, 12/01/26	(PR 06/01/18)	480	505,373
5.00%, 12/01/26	(Call 06/01/18)	20	21,007
5.00%, 12/01/27	(PR 06/01/18)	2,830	2,979,594
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	254,576
5.00%, 12/01/26	(Call 12/01/19)	20	22,062
5.00%, 12/01/29	(PR 12/01/19)	255	282,247
5.00%, 12/01/29	(Call 12/01/19)	65	71,479
Series AS
5.00%, 12/01/20	(ETM)	5	5,687
5.00%, 12/01/20		340	387,376
5.00%, 12/01/22	(ETM)	10	11,875
5.00%, 12/01/22		640	760,422
5.00%, 12/01/25	(Call 12/01/24)	400	483,536
5.00%, 12/01/26	(Call 12/01/24)	1,055	1,271,824
5.00%, 12/01/27	(Call 12/01/24)	500	600,750
5.00%, 12/01/29	(Call 12/01/24)	320	380,182
Series AW
5.00%, 12/01/28	(Call 12/01/26)	1,000	1,219,610
5.00%, 12/01/33	(Call 12/01/26)	500	594,750
State of California GO
2.00%, 11/01/18		1,750	1,782,585
3.00%, 12/01/32	(Call 06/01/19)	200	207,712
3.50%, 03/01/17		100	100,025
4.00%, 08/01/17		2,000	2,028,780
4.00%, 09/01/17		2,000	2,034,280
4.00%, 12/01/18	(PR 12/01/17)	250	256,258
4.00%, 05/01/23		1,000	1,120,990
4.00%, 12/01/27	(Call 06/01/17)	600	605,130
4.00%, 09/01/28	(Call 09/01/26)	250	273,360
4.00%, 12/01/30	(Call 06/01/21)	200	220,328
4.00%, 09/01/34	(Call 09/01/26)	2,300	2,390,436
4.00%, 09/01/36	(Call 09/01/26)	2,000	2,065,020
4.00%, 11/01/44	(Call 11/01/24)	500	510,595
4.00%, 03/01/45	(Call 03/01/25)	500	510,660
4.00%, 08/01/45	(Call 08/01/25)	250	255,563
4.50%, 03/01/21	(Call 03/01/20)	660	721,030
4.50%, 08/01/26	(Call 03/31/17)	635	636,975
4.50%, 08/01/30	(Call 03/31/17)	1,375	1,378,740
5.00%, 03/01/17		520	520,192

Security		Principal (000s)	Value
5.00%, 04/01/17		$985	$989,019
5.00%, 06/01/17	(SGI)	375	379,275
5.00%, 09/01/17		450	459,994
5.00%, 10/01/17		1,510	1,548,898
5.00%, 02/01/18		2,750	2,857,910
5.00%, 04/01/18		500	522,975
5.00%, 06/01/18	(PR 06/01/17) (NPFGC)	560	566,378
5.00%, 08/01/18		1,500	1,588,485
5.00%, 08/01/18	(Call 03/31/17)	195	195,792
5.00%, 09/01/18		1,000	1,062,160
5.00%, 10/01/18		350	372,852
5.00%, 11/01/18		500	534,195
5.00%, 06/01/19	(PR 06/01/17) (NPFGC)	350	353,987
5.00%, 08/01/19	(Call 03/31/17)	285	286,094
5.00%, 10/01/19		800	879,600
5.00%, 04/01/20		215	239,755
5.00%, 09/01/20		170	191,772
5.00%, 10/01/20	(Call 03/31/17)	160	160,597
5.00%, 10/01/20		2,000	2,261,060
5.00%, 12/01/20		550	624,464
5.00%, 02/01/21		100	113,940
5.00%, 09/01/21		2,945	3,402,388
5.00%, 11/01/21	(Call 11/01/17)	900	926,676
5.00%, 11/01/21		1,175	1,362,260
5.00%, 02/01/22		1,000	1,159,220
5.00%, 08/01/22	(Call 03/31/17)	60	60,236
5.00%, 09/01/22		1,720	2,016,253
5.00%, 09/01/23		3,465	4,106,441
5.00%, 10/01/23		1,000	1,186,600
5.00%, 11/01/23	(Call 11/01/20)	500	566,680
5.00%, 12/01/23		500	594,740
5.00%, 02/01/24	(Call 02/01/22)	220	252,474
5.00%, 06/01/24	(PR 06/01/17) (NPFGC)	365	369,157
5.00%, 08/01/24		500	595,350
5.00%, 08/01/24	(Call 03/31/17)	75	75,290
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,047,610
5.00%, 11/01/24	(Call 11/01/20)	250	282,763
5.00%, 12/01/24	(Call 12/01/17)	500	516,185
5.00%, 12/01/24	(Call 12/01/23)	400	473,248
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,160,600
5.00%, 03/01/25	(Call 03/01/20)	750	831,457

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 08/01/25		$1,000	$1,197,390
5.00%, 09/01/25	(Call 09/01/23)	3,450	4,051,059
5.00%, 10/01/25	(Call 04/01/18)	1,650	1,726,510
5.00%, 10/01/25	(Call 10/01/24)	400	471,320
5.00%, 11/01/25	(Call 11/01/23)	300	353,400
5.00%, 03/01/26	(Call 03/01/25)	1,250	1,490,225
5.00%, 08/01/26	(Call 08/01/25)	1,450	1,737,636
5.00%, 10/01/26	(Call 10/01/24)	500	592,965
5.00%, 03/01/27	(Call 03/01/20)	300	332,208
5.00%, 09/01/27	(Call 09/01/21)	500	569,450
5.00%, 09/01/27	(Call 09/01/26)	1,000	1,197,610
5.00%, 11/01/27	(Call 11/01/23)	700	817,803
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,182,590
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,145,400
5.00%, 09/01/29	(Call 09/01/26)	3,500	4,127,130
5.00%, 10/01/29	(Call 10/01/19)	1,345	1,474,120
5.00%, 10/01/29	(Call 04/01/18)	750	782,970
5.00%, 09/01/30	(Call 09/01/18)	500	528,005
5.00%, 09/01/30	(Call 09/01/21)	2,300	2,600,403
5.00%, 09/01/30	(Call 09/01/26)	1,000	1,174,930
5.00%, 02/01/31	(Call 02/01/22)	500	564,500
5.00%, 08/01/31	(Call 08/01/18)	250	263,208
5.00%, 09/01/31	(Call 09/01/21)	1,000	1,128,760
5.00%, 09/01/31	(Call 09/01/26)	1,000	1,170,700
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,270,333
5.00%, 02/01/32	(Call 02/01/22)	500	563,255
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,144,170
5.00%, 06/01/32	(PR 06/01/17)	1,220	1,233,896
5.00%, 09/01/32	(Call 09/01/26)	3,000	3,490,440
5.00%, 11/01/32	(PR 11/01/17)	1,230	1,265,904
5.00%, 11/01/32	(Call 11/01/17)	770	788,619
5.00%, 09/01/33	(Call 09/01/23)	435	496,022
5.00%, 09/01/33	(Call 09/01/26)	1,500	1,737,165
5.00%, 09/01/34	(Call 09/01/26)	500	576,380
5.00%, 08/01/35	(Call 08/01/25)	1,000	1,137,520
5.00%, 09/01/35	(Call 09/01/26)	1,000	1,148,330
5.00%, 06/01/37	(PR 06/01/17)	2,370	2,396,994
5.00%, 10/01/37	(Call 10/01/24)	3,000	3,406,740
5.00%, 11/01/37	(PR 11/01/17)	2,600	2,675,894
5.00%, 11/01/37	(Call 11/01/17)	485	496,727
5.00%, 12/01/37	(PR 12/01/17)	750	774,495
5.00%, 12/01/37	(Call 12/01/17)	290	297,879
5.00%, 02/01/38	(Call 02/01/23)	2,295	2,563,538
5.00%, 04/01/38	(Call 04/01/18)	5,055	5,251,134

Security		Principal (000s)	Value
5.00%, 10/01/39	(Call 10/01/24)	$1,000	$1,133,410
5.00%, 09/01/41	(Call 09/01/21)	380	424,563
5.00%, 10/01/41	(Call 10/01/21)	4,290	4,801,840
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,109,710
5.00%, 09/01/42	(Call 09/01/22)	750	838,552
5.00%, 04/01/43	(Call 04/01/23)	910	1,017,061
5.00%, 11/01/43	(Call 11/01/23)	3,000	3,383,610
5.00%, 08/01/45	(Call 08/01/25)	3,000	3,379,440
5.00%, 09/01/46	(Call 09/01/26)	1,000	1,141,280
5.13%, 03/01/25	(Call 03/01/18)	500	522,430
5.25%, 09/01/22		1,815	2,151,374
5.25%, 10/01/22		600	712,356
5.25%, 09/01/25	(Call 09/01/21)	750	862,965
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,515,374
5.25%, 08/01/32	(AGM)	1,825	2,280,155
5.25%, 03/01/38	(Call 03/01/18)	2,655	2,757,085
5.50%, 04/01/19		1,525	1,665,696
5.50%, 11/01/39	(Call 11/01/19)	4,485	4,938,613
5.50%, 03/01/40	(Call 03/01/20)	3,900	4,336,917
5.63%, 04/01/25	(Call 04/01/19)	350	383,002
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,095,340
5.75%, 04/01/31	(Call 04/01/19)	2,500	2,732,900
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,359,540
6.00%, 04/01/38	(Call 04/01/19)	5,065	5,586,239
6.00%, 11/01/39	(Call 11/01/19)	1,315	1,479,151
6.50%, 04/01/33	(Call 04/01/19)	3,055	3,400,918
Series A
4.40%, 07/01/18	(ETM)	200	209,642
4.60%, 07/01/19	(ETM)	1,145	1,240,711
5.00%, 07/01/17	(ETM)	1,000	1,014,990
5.00%, 07/01/18	(ETM)	5,285	5,582,017
5.00%, 07/01/19	(ETM)	715	781,023
5.00%, 07/01/20	(PR 07/01/19)	8,015	8,759,032
5.25%, 07/01/21	(PR 07/01/19)	3,410	3,746,226
Series B
5.00%, 09/01/24		2,000	2,383,560
5.00%, 09/01/25		1,000	1,198,440
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	500	518,260
Ukiah Unified School District/CA GO
0.00%, 08/01/28		1,000	670,090
University of California RB
Series AF
5.00%, 05/15/17		210	212,016

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 05/15/18		$250	$262,838
5.00%, 05/15/20		685	769,077
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,133,170
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,149,850
5.00%, 05/15/38	(Call 05/15/23)	3,300	3,741,474
Series AK
5.00%, 05/15/48		2,050	2,425,457
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	788,424
Series AO
5.00%, 05/15/17		500	504,800
5.00%, 05/15/19		660	718,232
5.00%, 05/15/23		250	297,935
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,587,610
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,141,480
Series AR
5.00%, 05/15/41	(Call 05/15/26)	855	976,932
5.00%, 05/15/46	(Call 05/15/26)	2,150	2,447,409
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,000	990,650
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,157,040
5.00%, 05/15/26	(Call 05/15/22)	500	577,035
5.00%, 05/15/32	(Call 05/15/22)	725	829,864
5.00%, 05/15/37	(Call 05/15/22)	1,320	1,510,925
5.00%, 05/15/42	(Call 05/15/22)	1,300	1,475,630
Series I
5.00%, 05/15/18		1,500	1,576,470
5.00%, 05/15/28	(Call 05/15/25)	350	413,108
5.00%, 05/15/31	(Call 05/15/25)	2,765	3,215,087
5.00%, 05/15/32	(Call 05/15/25)	540	624,467
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,500	1,526,580
5.00%, 05/15/35	(Call 05/15/26)	500	575,180
Series Q
4.00%, 05/15/17		400	402,968
Vacaville Unified School District GO
5.00%, 08/01/25	(PR 08/01/17) (AMBAC)	380	387,072
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	1,250	1,333,187

Security		Principal (000s)	Value
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	$500	$569,230
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(PR 08/01/18) (BHAC)	195	208,168
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	250	260,903
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	149,792
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	223,376
Series B
0.00%, 08/01/34	(AGM)	1,250	606,887
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	187,860
4.00%, 08/01/38	(Call 08/01/23)	500	508,495
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	259,337
5.00%, 08/01/32	(PR 08/01/18) (AGM)	500	529,260
Yuba Community College District GO
5.00%, 08/01/22	(Call 08/01/17)	430	437,675

			720,799,176

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $713,906,352)			720,799,176

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.31%
(Cost: $713,906,352)[b]	$720,799,176
Other Assets, Less Liabilities — 0.69%	4,998,093

NET ASSETS — 100.00%	$725,797,269

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

VRDN  —  Variable Rate Demand Note

Insured by:

AGC  —  Assured Guaranty Corp.

AGC-ICC  —  Assured Guaranty Corp.  —   Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.  — Financial Guaranty Insurance Co.

RADIAN-IBCC  —  Radian Asset Assurance   —  Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	VRDNs are debt instruments that are payable on demand on each reset date, which may be daily, weekly, or monthly.
[b]	The cost of investments for federal income tax purposes was $713,909,230. Net unrealized appreciation was $6,889,946, of which $14,485,572 represented gross unrealized appreciation on securities and $7,595,626 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$720,799,176	$—	$720,799,176

Total	$—	$720,799,176	$—	$720,799,176

See notes to financial statements.

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.48%

ALABAMA — 0.40%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$2,000	$2,248,300
5.00%, 09/01/24	(Call 09/01/22)	2,500	2,835,775
5.00%, 09/01/30	(Call 09/01/24)	2,000	2,324,000
Series 2007-2, Class A4
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,090,380
Series A
5.00%, 09/01/36	(Call 09/01/26)	5,000	5,741,650
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		500	524,465
5.00%, 05/01/19		1,120	1,215,043
Series B
5.00%, 01/01/22		4,000	4,633,120
5.00%, 01/01/24		1,000	1,187,390
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,361,340
Auburn University RB Series A
4.00%, 06/01/41	(Call 06/01/26)	2,000	2,056,080
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	96,235
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	408,827
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/41	(PR 01/01/21)	1,185	1,346,848

			31,069,453
ALASKA — 0.03%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,009,180

			2,009,180
ARIZONA — 1.56%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,317,420

Security		Principal (000s)	Value
Series A
5.00%, 07/01/21		$1,500	$1,728,720
5.00%, 07/01/24	(Call 07/01/21)	935	1,076,737
5.00%, 07/01/29	(PR 07/01/22)	285	334,422
5.00%, 07/01/29	(Call 07/01/22)	715	824,917
5.00%, 07/01/30	(PR 07/01/22)	895	1,050,202
5.00%, 07/01/30	(Call 07/01/22)	1,105	1,245,258
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,062,990
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,560,020
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,340,412
Series A
5.00%, 09/01/21		2,285	2,605,883
5.00%, 09/01/23		750	877,177
Arizona State University RB
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,115,240
Series B
5.00%, 07/01/47	(Call 07/01/26)	1,500	1,701,555
Arizona Transportation Board RB
5.00%, 07/01/17		700	710,612
5.00%, 07/01/23		1,500	1,780,515
5.00%, 07/01/24	(PR 07/01/19)	685	747,246
5.25%, 07/01/20	(PR 07/01/19)	480	526,387
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22		1,425	1,679,177
5.00%, 10/01/30	(PR 10/01/20)	2,600	2,938,416
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/32	(Call 07/01/26)	1,500	1,592,445
City of Phoenix AZ GO
4.00%, 07/01/24		1,040	1,171,144
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,236,340
5.00%, 07/01/25		3,800	4,605,182
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		8,000	8,119,920
5.00%, 07/01/19		1,000	1,090,630
5.00%, 07/01/20		3,000	3,367,020
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,219,900

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series A
5.00%, 07/01/39	(PR 07/01/19)	$800	$872,696
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,850,212
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,247,640
Series B
5.00%, 07/01/20		2,000	2,250,280
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,178,090
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,511,110
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23		2,500	2,960,975
Maricopa County Community College District GO
5.00%, 07/01/20		2,000	2,253,100
5.00%, 07/01/21		1,000	1,155,680
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(PR 07/01/21)	1,000	1,162,070
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34	(Call 06/01/25)	2,500	2,873,100
Series A
4.00%, 01/01/38	(Call 01/01/27)	2,000	2,062,380
5.00%, 01/01/21	(PR 01/01/18)	2,000	2,070,640
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,348,324
5.00%, 01/01/27	(PR 01/01/18)	1,800	1,863,576
5.00%, 01/01/27		1,000	1,220,790
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,388,034
5.00%, 12/01/29	(Call 06/01/22)	400	459,276
5.00%, 12/01/30	(Call 06/01/22)	2,500	2,864,650
5.00%, 12/01/31	(Call 06/01/22)	2,100	2,405,004
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,252,791
5.00%, 01/01/38	(PR 01/01/18)	8,265	8,556,920
5.00%, 01/01/38	(Call 01/01/27)	8,550	9,902,781
5.00%, 12/01/45	(Call 06/01/25)	5,000	5,660,000
Series B
4.00%, 01/01/18		1,225	1,258,859
5.00%, 12/01/19		500	553,040
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	212,680
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,085,300

Security		Principal (000s)	Value
5.25%, 10/01/20	(Call 10/01/19) (AGM)	$355	$389,471

			122,495,356
ARKANSAS — 0.10%
State of Arkansas GO
4.00%, 06/15/20		2,000	2,178,860
5.00%, 06/15/21		4,885	5,615,014

			7,793,874
CALIFORNIA — 23.31%
Acalanes Union High School District GO Series A
0.00%, 08/01/39	(Call 08/01/29)	3,000	2,652,990
Alameda Corridor Transportation Authority RB
Series B
5.00%, 10/01/34	(Call 10/01/26)	2,000	2,220,200
5.00%, 10/01/36	(Call 10/01/26)	1,000	1,116,110
5.00%, 10/01/37	(Call 10/01/26)	4,950	5,448,663
Alameda County Transportation Commission
4.00%, 03/01/22		500	559,810
Allan Hancock Joint Community College District/CA GO Series C
0.00%, 08/01/47	(Call 08/01/40)	1,000	531,060
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	866,440
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34	(Call 10/01/21)	2,000	2,230,520
5.00%, 10/01/35	(Call 10/01/21)	1,385	1,544,635
5.00%, 10/01/41	(Call 10/01/21)	1,600	1,775,584
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,637,374
Anaheim Redevelopment Agency TA Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,031,990

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Bay Area Toll Authority RB
2.85%, 04/01/47	(Call 10/01/24)	$1,000	$1,022,410
2.95%, 04/01/47	(Call 10/01/25)	1,000	1,021,930
Series B
1.50%, 04/01/47	(Call 10/01/17)	5,500	5,518,920
Series C
1.88%, 04/01/47	(Call 10/01/18)	7,115	7,196,680
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,223,694
Series F
5.00%, 04/01/31	(PR 04/01/17)	680	682,761
Series F-1
5.00%, 04/01/23	(Call 04/01/22)	1,860	2,169,783
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,161,770
5.00%, 04/01/28	(PR 04/01/19)	25	27,059
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,283,860
5.00%, 04/01/31	(Call 04/01/22)	200	228,386
5.00%, 04/01/34	(PR 04/01/18)	500	522,720
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,796,552
5.00%, 04/01/54	(Call 04/01/24)	3,000	3,296,160
5.13%, 04/01/39	(PR 04/01/19)	825	895,084
5.25%, 04/01/24	(PR 04/01/19)	2,500	2,718,825
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,471,204
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,418,375
Series F-2
4.00%, 04/01/21		1,000	1,108,090
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,765,066
Series S-4
5.00%, 04/01/29	(Call 04/01/23)	1,090	1,249,380
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,268,760
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,953,822
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,548,620
5.25%, 04/01/53	(Call 04/01/23)	370	414,711
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	4,000	4,391,280
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,680,930
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	553,840

Security		Principal (000s)	Value
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	$2,000	$2,222,470
5.00%, 10/01/49	(Call 04/01/26)	500	567,230
Series T-1
5.00%, 03/15/39		120	150,474
Series U-2
5.00%, 10/01/32		5,000	6,188,450
Series U-3
5.00%, 06/01/43		3,000	3,835,230
Series U-6
5.00%, 05/01/45		4,400	5,660,072
Series U-7
5.00%, 06/01/46		1,000	1,290,640
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,396,788
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	2,000	2,498,060
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	624,515
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	5,710	7,099,700
Series A
4.00%, 10/01/45	(Call 10/01/26)	1,500	1,553,190
5.00%, 10/01/41	(Call 10/01/26)	1,010	1,169,964
California State Public Works Board RB
Series A
5.00%, 12/01/19	(AMBAC)	15	15,929
5.00%, 04/01/20		690	768,557
5.00%, 04/01/22		1,810	2,101,374
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,542,423
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,254,440
5.00%, 09/01/32	(Call 09/01/24)	1,535	1,754,428
5.00%, 03/01/38	(Call 03/01/23)	3,155	3,499,558
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,123,550
6.25%, 04/01/34	(PR 04/01/19)	1,725	1,912,749
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,132,000
Series B
5.00%, 10/01/39	(Call 10/01/24)	2,750	3,093,035

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series C
4.00%, 06/01/28	(Call 06/01/22)	$200	$215,748
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,716,315
5.00%, 12/01/31	(Call 12/01/21)	750	844,358
Series F
5.00%, 05/01/19		2,850	3,089,485
5.00%, 05/01/20		1,000	1,116,470
5.00%, 05/01/23		3,420	4,017,542
5.00%, 05/01/26	(Call 05/01/25)	1,990	2,347,165
5.00%, 05/01/27	(Call 05/01/25)	4,280	5,015,989
Series G
5.00%, 01/01/21		4,505	5,114,887
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,560,286
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	3,025	3,340,175
Series H
5.00%, 12/01/19		5,000	5,517,450
5.00%, 09/01/38	(PR 09/01/23)	1,000	1,202,720
Series I
5.00%, 11/01/38	(Call 11/01/23)	6,830	7,650,488
Series I-1
6.38%, 11/01/34	(PR 11/01/19)	600	683,754
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,802,371
4.00%, 11/01/34	(Call 05/01/26)	1,000	1,050,130
4.00%, 11/01/34	(Call 11/01/25)	2,000	2,095,560
4.00%, 11/01/35	(Call 05/01/26)	5,000	5,230,550
4.00%, 11/01/45	(Call 05/01/26)	5,000	5,127,350
5.00%, 11/01/23		1,000	1,197,830
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,426,525
5.00%, 11/01/24	(Call 11/01/23)	1,000	1,194,480
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,647,296
5.00%, 11/01/27	(Call 11/01/22)	1,170	1,367,753
5.00%, 11/01/29	(Call 05/01/26)	700	831,915
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,355,260
5.00%, 11/01/31	(Call 05/01/26)	500	589,770
5.00%, 11/01/31	(Call 05/01/27)	1,500	1,779,420
5.00%, 11/01/32	(Call 05/01/26)	1,000	1,172,470
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,740,015
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,375,596
5.00%, 11/01/37	(Call 11/01/22)	5,320	6,102,253

Security		Principal (000s)	Value
5.00%, 11/01/39	(PR 05/01/18) (AGM)	$985	$1,033,758
5.00%, 11/01/39	(Call 05/01/18) (AGM)	15	15,657
5.00%, 11/01/39	(Call 11/01/24)	500	566,980
5.00%, 11/01/41	(Call 05/01/26)	1,000	1,147,230
5.00%, 11/01/44	(Call 11/01/24)	700	791,217
5.00%, 11/01/45	(Call 05/01/26)	2,000	2,287,600
5.00%, 11/01/47	(Call 11/01/25)	1,000	1,134,690
5.25%, 11/01/34	(PR 05/01/19)	500	545,680
5.25%, 11/01/38	(PR 05/01/19)	1,575	1,718,892
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	909,400
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,784,913
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	2,000	2,104,280
4.00%, 08/01/34	(Call 08/01/26)	2,845	2,976,923
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,365,576
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	2,042,220
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	500	537,675
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,635,750
5.00%, 06/15/21		25	28,916
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,156,730
City of Bakersfield CA Wastewater Revenue RB
Series A
5.00%, 09/15/32	(PR 09/15/17) (AGM)	2,000	2,047,200

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		$1,200	$1,317,336
5.00%, 09/01/20		1,250	1,413,600
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		4,425	4,819,179
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,170,920
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,126,670
5.00%, 06/01/39	(Call 06/01/19)	500	538,535
Series B
5.00%, 06/01/22		2,625	3,081,435
5.00%, 06/01/23		200	238,206
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,143,460
5.00%, 06/01/32	(Call 06/01/22)	400	457,384
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	2,705	3,020,160
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,230,340
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,248,098
5.00%, 05/15/34	(Call 05/15/19)	8,600	9,312,424
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,383,493
5.00%, 05/15/40	(Call 05/15/20)	7,950	8,788,248
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,083,700
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	564,920
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,316,320
Series C
5.00%, 05/15/38	(Call 05/15/25)	3,100	3,507,278
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	779,499
City of Redding CA Electric System Revenue
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,042,390
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	750	843,278
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	966,392

Security		Principal (000s)	Value
5.00%, 11/01/27	(Call 11/01/26)	$6,500	$7,919,730
5.00%, 11/01/29	(Call 11/01/26)	3,000	3,598,050
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,327,380
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,314,680
Series A
4.00%, 11/01/39	(Call 11/01/26)	2,000	2,059,840
5.00%, 11/01/30	(Call 11/01/21)	5,500	6,265,710
5.00%, 11/01/32	(Call 11/01/21)	400	455,688
5.00%, 11/01/33	(Call 11/01/26)	2,000	2,352,040
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,537,240
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,129,090
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,109,150
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,129,090
Series B
5.00%, 11/01/39	(PR 11/01/19)	1,000	1,104,550
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/16/17) (AMBAC)	1,390	1,394,365
Clovis Unified School District GO
Series D
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,025,170
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	2,000	951,120
5.00%, 08/01/29	(Call 08/01/25)	2,000	2,369,760
Series A
5.00%, 08/01/38	(Call 08/01/23)	3,580	4,033,371
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	10,155	11,479,314
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	767,415
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,253,145
Series A
5.00%, 07/01/41	(Call 07/01/26)	3,500	3,912,160
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,320,450
Series C
6.00%, 07/01/41	(PR 07/01/18)	1,705	1,822,577
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,324,205

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	$750	$868,418
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	411,400
5.00%, 08/01/37	(PR 08/01/17) (AGM)	1,620	1,650,148
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	603,265
Series A
5.00%, 06/01/26	(PR 06/01/17) (NPFGC-FGIC)	1,545	1,562,721
5.00%, 06/01/32	(PR 06/01/17) (NPFGC-FGIC)	1,000	1,011,470
5.00%, 06/01/36	(Call 06/01/20)	13,210	14,649,362
5.00%, 06/01/36	(Call 06/01/25)	1,925	2,219,910
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	275	278,154
Series B
5.00%, 06/01/17		2,000	2,022,800
5.00%, 06/01/22		2,000	2,349,980
5.00%, 06/01/23		1,000	1,193,000
Eastern Municipal Water District COP
Series H
5.00%, 07/01/35	(PR 07/01/18)	500	527,685
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	2,000	2,047,340
Series C
0.00%, 08/01/32		200	113,100
0.00%, 08/01/34		8,415	4,329,854
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	560,435

Security		Principal (000s)	Value
Escondido Union High School District GO
Series C
0.00%, 08/01/46		$1,905	$518,751
0.00%, 08/01/51		2,850	592,344
Foothill-De Anza Community College District GO
4.00%, 08/01/40	(Call 08/01/26)	4,000	4,172,360
Series C
5.00%, 08/01/36	(PR 08/01/21)	1,000	1,160,770
5.00%, 08/01/40	(PR 08/01/21)	4,750	5,513,657
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	489,810
0.00%, 01/15/35	(AGM)	1,700	790,296
Series A
0.00%, 01/01/20	(ETM)	1,355	1,307,860
0.00%, 01/01/23	(ETM)	500	446,675
0.00%, 01/01/25	(ETM)	200	166,908
0.00%, 01/01/26	(ETM)	1,500	1,210,500
0.00%, 01/01/28	(ETM)	4,450	3,352,229
0.00%, 01/01/30	(ETM)	1,000	701,500
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	2,000	2,084,800
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	1,650	1,690,689
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	2,000	1,037,220
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,667,385
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	309,840
Los Angeles Community College District/CA GO
4.00%, 08/01/37	(Call 08/01/26)	1,500	1,569,555
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,058,580
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,579,740

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 08/01/22		$1,000	$1,177,940
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	2,000	2,037,220
5.00%, 08/01/29	(Call 08/01/24)	9,790	11,542,508
5.00%, 08/01/30	(Call 08/01/24)	7,000	8,209,250
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,330,980
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	8,410	8,566,510
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,357,540
Series C
5.00%, 06/01/26		1,000	1,230,220
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	8,060	8,534,492
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	1,200	1,273,020
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/20		3,300	3,718,770
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,142,279
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	210,978
5.00%, 06/01/36	(Call 06/01/26)	2,500	2,905,850
Series B
5.00%, 07/01/17		1,000	1,015,300
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,158,460
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,133,860
Series D
4.00%, 12/01/40	(Call 12/01/25)	3,765	3,840,187
5.00%, 12/01/45	(Call 12/01/25)	2,000	2,255,060
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		1,000	1,133,360
Los Angeles Department of Power RB
Series A
5.00%, 07/01/20		1,500	1,690,350
5.00%, 07/01/21		35	40,529

Security		Principal (000s)	Value
5.00%, 07/01/22	(PR 07/01/21)	$20	$23,077
5.00%, 07/01/22	(Call 07/01/21)	1,480	1,690,249
5.00%, 07/01/46	(Call 01/01/26)	6,000	6,830,700
Series A-1
5.00%, 07/01/39	(Call 07/01/17)	1,000	1,012,210
5.25%, 07/01/38	(Call 07/01/18)	1,920	2,027,923
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,238,400
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,731,930
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,310,773
5.00%, 07/01/42	(Call 01/01/26)	1,000	1,141,760
5.00%, 07/01/43	(Call 01/01/24)	1,780	2,000,987
5.00%, 07/01/43	(Call 07/01/22)	4,415	4,999,016
5.25%, 07/01/24	(PR 07/01/19)	15	16,472
5.25%, 07/01/24	(Call 07/01/19)	1,630	1,785,942
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,426,850
5.00%, 07/01/44	(Call 07/01/24)	2,100	2,376,318
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,263,160
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,350,880
Los Angeles Department of Water RB
Series A
5.00%, 07/01/36	(Call 01/01/21)	5,000	5,555,800
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,801,350
5.00%, 07/01/46	(Call 01/01/26)	6,000	6,830,700
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,822,986
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	5,045	5,109,071
Series B
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,884,950
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,378,680
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,129,600
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,087,252
5.00%, 07/01/46	(Call 01/01/26)	3,925	4,468,416

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/33	(Call 07/01/25)	$1,000	$1,043,960
5.00%, 07/01/17		5,125	5,201,619
5.00%, 07/01/20		4,000	4,501,960
5.00%, 07/01/21		1,000	1,154,310
5.00%, 07/01/24		3,000	3,619,620
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,142,960
5.00%, 07/01/29	(Call 07/01/25)	4,000	4,723,880
5.00%, 07/01/30	(Call 07/01/21)	2,650	3,016,283
5.00%, 07/01/31	(Call 07/01/21)	3,510	3,985,675
5.00%, 07/01/40	(Call 07/01/25)	4,000	4,545,240
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,750	2,786,410
4.50%, 07/01/23	(Call 07/01/17) (AGM)	2,710	2,745,609
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,810	1,833,584
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	3,100	3,141,602
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	2,800	2,836,792
Series A-2
5.00%, 07/01/21		3,000	3,462,930
Series B
5.00%, 07/01/17		3,350	3,400,082
5.00%, 07/01/18		2,575	2,717,938
Series C
5.00%, 07/01/22		1,705	2,004,961
5.00%, 07/01/23		4,140	4,940,221
5.00%, 07/01/25	(Call 07/01/24)	2,050	2,457,150
5.00%, 07/01/30	(Call 07/01/24)	750	876,128
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,847,352
5.00%, 01/01/34	(Call 07/01/19)	250	271,023
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,089,270
Series E
4.75%, 07/01/32	(PR 07/01/17) (AGM)	6,300	6,389,271
Series I
5.00%, 07/01/27	(Call 07/01/19)	6,890	7,477,717
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,301,772

Security		Principal (000s)	Value
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(PR 07/01/18) (AGM)	$30	$31,674
5.00%, 07/01/19	(Call 07/01/18) (AGM)	270	284,189
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	153,870
0.00%, 08/01/51	(PR 08/01/21) (AGM)	1,175	108,135
Merced Union High School District GO Series C
0.00%, 08/01/46	(PR 08/01/21)	1,500	234,855
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		1,550	1,616,790
Series A
5.00%, 07/01/28	(Call 07/01/25)	8,695	10,372,874
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,596,893
5.00%, 07/01/37	(Call 07/01/17)	3,855	3,906,773
Series C
5.00%, 07/01/17		2,000	2,029,980
5.00%, 10/01/26	(Call 10/01/21)	200	229,986
5.00%, 10/01/27		1,000	1,240,550
Series E
5.00%, 07/01/23		1,000	1,193,950
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	650,720
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(PR 04/01/19)	145	160,002
6.00%, 10/01/39	(Call 04/01/19)	355	387,656
Mount Diablo Unified School District/CA GO
Series A
0.01%, 08/01/35	(Call 08/01/25) (AGM)	2,530	2,245,982
Series E
5.00%, 06/01/37	(Call 08/01/22)	2,355	2,670,240

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Mount San Antonio Community College District GO
0.01%, 08/01/28	(Call 02/01/28)	$1,000	$906,770
0.01%, 08/01/43	(Call 08/01/35)	5,500	3,919,465
Municipal Improvement Corp. of Los Angeles RB
Series B
4.00%, 11/01/34	(Call 11/01/26)	800	817,376
5.00%, 11/01/30	(Call 11/01/26)	2,000	2,341,600
Newport Mesa Unified School District GO
0.00%, 08/01/34		1,500	771,810
0.00%, 08/01/38		1,500	643,410
0.00%, 08/01/41	(Call 08/01/21)	2,520	551,578
Orange County Sanitation District COP Series A
5.00%, 02/01/39	(PR 02/01/19)	500	538,695
Palomar Community College District GO Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,020,800
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	1,000	569,600
Peralta Community College District GO Series C
5.00%, 08/01/39	(PR 08/01/19)	500	547,645
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	398,228
Series D
0.00%, 08/01/46		2,500	686,700
Pomona Public Financing Authority RB Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	628,769
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,732,365
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,097,470

Security		Principal (000s)	Value
Poway Unified School District GO
0.00%, 08/01/33		$1,000	$519,260
0.00%, 08/01/36		13,250	5,809,462
0.00%, 08/01/41		1,500	527,355
0.00%, 08/01/46		5,500	1,501,995
0.00%, 08/01/51		1,250	265,075
Series B
0.00%, 08/01/34		4,630	2,247,911
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	522,357
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	5,000	4,877,000
Riverside CA Sewer Revenue RB Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	1,885,296
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,142,770
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,731,900
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,238,660
Sacramento Area Flood Control Agency Series A
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,279,300
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	531,080
Series A
5.40%, 11/01/20	(AMBAC)	350	379,649
Sacramento County Sanitation Districts Financing Authority RB Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,254,900
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/41	(Call 08/15/23)	7,910	8,833,176
Series U
5.00%, 08/15/27	(PR 08/15/18) (AGM)	735	779,842

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 08/15/27	(Call 08/15/18) (AGM)	$1,170	$1,235,883
Series X
5.00%, 08/15/20		550	620,708
5.00%, 08/15/25	(PR 08/15/21)	255	295,310
5.00%, 08/15/25	(Call 08/15/21)	745	856,847
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	300	323,058
San Diego Community College District GO
5.00%, 08/01/28	(Call 08/01/26)	1,000	1,214,680
5.00%, 08/01/29	(PR 08/01/21)	120	138,844
5.00%, 08/01/30	(PR 08/01/17) (AGM)	900	916,749
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,461,750
5.00%, 08/01/30	(Call 08/01/26)	3,500	4,191,075
5.00%, 08/01/31	(Call 08/01/26)	8,000	9,500,000
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,694,637
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,555,085
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,380,425
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/41	(Call 04/01/26)	3,000	3,461,370
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,260,100
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,825,125
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18)	10,000	10,496,200
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	3,800	3,988,556
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	2,005,816
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,146,280
Series B
5.00%, 05/01/36	(Call 05/01/26)	2,250	2,598,727

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority RB Series A
5.00%, 10/15/44	(Call 10/15/25)	$1,810	$2,002,131
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		1,025	1,204,939
5.00%, 05/15/23		2,555	3,050,925
5.00%, 05/15/25		2,500	3,047,050
Series A
5.00%, 05/15/29	(Call 05/15/26)	2,500	2,990,725
5.25%, 05/15/34	(PR 05/15/19)	8,800	9,620,952
5.25%, 05/15/39	(PR 05/15/19)	1,000	1,093,290
Series B
5.00%, 05/15/18		1,000	1,051,170
5.00%, 05/15/22	(PR 05/15/19)	2,000	2,175,660
5.50%, 05/15/23	(PR 05/15/19)	1,445	1,587,694
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/28	(Call 08/01/26)	2,500	3,006,350
5.50%, 08/01/39	(PR 08/01/19)	700	775,068
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	1,500	1,626,795
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	797,108
0.00%, 07/01/35		2,380	1,122,432
0.00%, 07/01/36		1,500	672,615
0.00%, 07/01/37		700	300,538
0.00%, 07/01/43		4,180	1,369,953
0.00%, 07/01/44		2,165	678,316
0.00%, 07/01/45		2,590	775,601
Series C
0.00%, 07/01/45		2,000	598,920
0.00%, 07/01/46		275	78,785
0.00%, 07/01/47		1,405	384,591
0.00%, 07/01/48	(Call 07/01/40)	3,250	2,208,212
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,925,362
Series E
0.00%, 07/01/42		5,850	3,241,660

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
0.00%, 07/01/47	(Call 07/01/42)	$2,800	$1,560,300
0.00%, 07/01/49		2,500	626,025
Series F-1
5.25%, 07/01/28	(AGM)	1,000	1,234,440
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,374,360
Series R-1
0.00%, 07/01/31		2,000	1,164,000
Series R-5
5.00%, 07/01/29	(Call 07/01/26)	2,000	2,391,200
Series SR-1
4.00%, 07/01/32	(Call 07/01/26)	1,000	1,065,790
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,030,850
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	820,136
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	900	913,626
5.00%, 08/01/32	(PR 08/01/17)	15,000	15,276,600
Series D
4.00%, 08/01/34	(Call 08/01/25)	2,000	2,117,300
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,134,970
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19		1,450	1,571,191
5.00%, 05/01/46	(Call 05/01/26)	3,000	3,385,560
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,155,660
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,091,310
5.00%, 05/01/26		500	609,860
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,636,965
5.00%, 05/01/43	(Call 05/01/23)	2,000	2,196,660
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,215,560

Security		Principal (000s)	Value
Series C
5.00%, 05/01/23	(PR 05/01/20)	$685	$767,214
5.00%, 05/01/23	(Call 05/01/20)	920	1,022,994
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,411,880
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	546,990
San Francisco City & County Public Utilities Commission Wastewater Revenue RB Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,598,840
San Joaquin County Transportation Authority RB Series A
5.50%, 03/01/41	(Call 03/01/21)	4,600	5,244,874
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19	(ETM)	980	960,576
0.00%, 01/01/20	(ETM)	500	482,060
0.00%, 01/01/25	(ETM)	2,100	1,744,386
0.00%, 01/01/27	(ETM)	1,075	827,223
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,110,120
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,167,140
5.00%, 01/15/44	(Call 01/15/25)	3,000	3,215,610
5.00%, 01/15/50	(Call 01/15/25)	7,500	8,010,225
San Jose Financing Authority RB Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,546,604
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		1,700	400,316
0.00%, 08/01/51		1,500	278,280
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,141,940
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,702,022
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	3,000	2,454,390

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/33	(PR 07/15/18)	$750	$792,750
San Mateo Union High School District GO
0.00%, 09/01/33		500	373,350
0.00%, 09/01/41	(Call 09/01/36)	460	356,762
Series A
0.00%, 07/01/51	(Call 09/01/41)	2,000	1,129,200
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36		2,500	1,082,850
Santa Clara County Financing Authority RB Series L
5.25%, 05/15/36	(PR 05/15/18)	1,500	1,581,120
Santa Clara Valley Transportation Authority RB Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,400	1,405,684
Santa Clara Valley Water District RB Series A
5.00%, 06/01/46	(Call 12/01/25)	1,000	1,144,710
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,529,925
South San Francisco Unified School District GO Series C
4.00%, 09/01/37	(Call 09/01/25)	4,000	4,191,080
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,790,250
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,413,279
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,154,808
Series A
5.00%, 07/01/18		315	332,486

Security		Principal (000s)	Value
Series B
6.00%, 07/01/25	(PR 07/01/18)	$2,500	$2,672,750
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,500	1,550,955
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	515,213
Series D
5.00%, 08/01/44	(Call 08/01/25)	2,000	2,254,520
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(PR 05/01/18)	1,500	1,574,250
Series F-5
5.00%, 05/01/22	(PR 05/01/18)	3,375	3,542,062
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,500	1,574,251
Series K
4.00%, 05/01/18		200	207,524
Series L
5.00%, 05/01/17		8,025	8,086,552
5.00%, 05/01/18		1,290	1,353,597
5.00%, 05/01/19		10,245	11,133,651
5.00%, 05/01/21	(PR 05/01/20)	1,805	2,021,636
5.00%, 05/01/21	(Call 05/01/20)	975	1,087,379
5.00%, 05/01/22	(PR 05/01/20)	715	800,814
5.00%, 05/01/22	(Call 05/01/20)	3,185	3,548,950
Series M
4.00%, 05/01/19		1,295	1,379,525
Series N
5.00%, 05/01/18		1,490	1,563,457
5.00%, 05/01/20		2,500	2,802,525
5.00%, 05/01/21		2,510	2,887,655
Series O
5.00%, 05/01/21		6,500	7,477,990
5.00%, 05/01/22		11,350	13,329,213
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	668,566
5.00%, 12/01/24	(Call 06/01/18)	15	15,763
5.00%, 12/01/27	(Call 06/01/18)	15	15,753

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 12/01/27	(PR 06/01/18)	$485	$510,637
5.00%, 12/01/28	(Call 06/01/18)	25	26,252
5.00%, 12/01/28	(PR 06/01/18)	670	705,416
Series AS
5.00%, 12/01/24	(ETM)	10	12,137
5.00%, 12/01/24		2,690	3,277,792
5.00%, 12/01/26	(PR 12/01/24)	5	6,068
5.00%, 12/01/26	(Call 12/01/24)	1,020	1,229,630
5.00%, 12/01/27	(PR 12/01/24)	5	6,068
5.00%, 12/01/27	(Call 12/01/24)	995	1,195,493
5.00%, 12/01/28	(PR 12/01/24)	5	6,068
5.00%, 12/01/28	(Call 12/01/24)	995	1,188,368
Series AW
5.00%, 12/01/30	(Call 12/01/26)	6,000	7,246,260
State of California GO
2.00%, 11/01/19		2,000	2,046,740
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,417,634
3.50%, 10/01/17		1,000	1,016,920
4.00%, 08/01/17		9,475	9,611,345
4.00%, 09/01/17		6,675	6,789,409
4.00%, 09/01/20		500	546,925
4.00%, 12/01/27	(Call 06/01/17)	9,490	9,571,139
4.00%, 09/01/28	(Call 09/01/26)	1,250	1,366,800
4.00%, 12/01/30	(Call 06/01/21)	500	550,820
4.00%, 09/01/32	(Call 09/01/26)	3,000	3,150,180
4.00%, 09/01/35	(Call 09/01/26)	8,940	9,254,956
4.00%, 09/01/36	(Call 09/01/26)	8,680	8,962,187
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,531,785
4.00%, 03/01/45	(Call 03/01/25)	6,500	6,638,580
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,022,250
4.50%, 08/01/26	(Call 03/31/17)	1,305	1,309,059
4.50%, 08/01/27	(Call 03/31/17)	1,185	1,188,674
4.50%, 08/01/28	(Call 03/31/17) (AMBAC)	1,085	1,088,353
4.50%, 08/01/30	(Call 03/31/17)	1,980	1,985,386
4.75%, 04/01/18		280	292,107
5.00%, 04/01/17		1,950	1,957,956
5.00%, 02/01/18		3,200	3,325,568
5.00%, 03/01/18		1,900	1,980,978
5.00%, 06/01/18	(PR 06/01/17) (NPFGC)	200	202,278
5.00%, 08/01/18	(Call 03/31/17)	105	105,426
5.00%, 09/01/18		4,200	4,461,072
5.00%, 10/01/18		3,400	3,621,986

Security		Principal (000s)	Value
5.00%, 02/01/19		$4,050	$4,358,043
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,204,096
5.00%, 08/01/19		4,070	4,452,336
5.00%, 09/01/19		900	987,066
5.00%, 10/01/19		1,000	1,099,500
5.00%, 02/01/20		5,585	6,197,954
5.00%, 04/01/20		4,000	4,460,560
5.00%, 04/01/20	(Call 04/01/19)	1,460	1,582,655
5.00%, 08/01/20		1,500	1,688,355
5.00%, 09/01/20		1,500	1,692,105
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	576,716
5.00%, 12/01/20		2,500	2,838,475
5.00%, 02/01/21		1,435	1,635,039
5.00%, 08/01/21	(Call 03/31/17)	50	50,198
5.00%, 09/01/21		13,875	16,029,926
5.00%, 10/01/21		3,500	4,050,760
5.00%, 10/01/21	(Call 10/01/19)	1,875	2,064,619
5.00%, 11/01/21	(Call 11/01/17)	250	257,410
5.00%, 02/01/22		2,290	2,654,614
5.00%, 04/01/22		1,450	1,686,495
5.00%, 08/01/22	(Call 03/31/17)	45	45,177
5.00%, 09/01/22		6,465	7,578,532
5.00%, 11/01/22		1,060	1,246,231
5.00%, 12/01/22		1,000	1,177,400
5.00%, 08/01/23	(Call 03/31/17)	35	35,137
5.00%, 09/01/23		8,000	9,480,960
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,852,650
5.00%, 10/01/23		1,230	1,459,518
5.00%, 10/01/23	(Call 03/31/17)	25	25,098
5.00%, 11/01/23		1,500	1,782,045
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,358,650
5.00%, 12/01/23		1,835	2,182,696
5.00%, 03/01/24		2,310	2,737,350
5.00%, 08/01/24		4,500	5,358,150
5.00%, 08/01/24	(Call 03/31/17)	190	190,733
5.00%, 09/01/24	(Call 09/01/22)	2,070	2,409,977
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,091,852
5.00%, 12/01/24	(Call 12/01/17)	500	516,185
5.00%, 08/01/25		12,690	15,194,879
5.00%, 08/01/25	(Call 03/31/17)	380	381,452
5.00%, 09/01/25		5,000	5,992,200
5.00%, 09/01/25	(Call 09/01/18)	1,750	1,861,877

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 09/01/25	(Call 09/01/23)	$1,000	$1,174,220
5.00%, 10/01/25	(Call 04/01/18)	1,530	1,600,946
5.00%, 10/01/25	(Call 10/01/24)	1,000	1,178,300
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,532,010
5.00%, 03/01/26	(Call 03/01/25)	3,400	4,053,412
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,371,860
5.00%, 11/01/26	(Call 11/01/17)	625	642,713
5.00%, 02/01/27	(AMBAC)	550	665,022
5.00%, 03/01/27	(Call 03/01/25)	1,145	1,356,024
5.00%, 06/01/27	(PR 06/01/17) (NPFGC)	2,000	2,022,780
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,770,330
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,077,712
5.00%, 09/01/27	(Call 09/01/26)	5,260	6,299,429
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,357,740
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,687,067
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,418,252
5.00%, 08/01/28	(Call 08/01/26)	3,000	3,561,120
5.00%, 09/01/28	(Call 09/01/21)	1,085	1,231,171
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,161,680
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,344,120
5.00%, 08/01/29	(Call 02/01/25)	2,500	2,909,500
5.00%, 09/01/29	(Call 09/01/21)	1,000	1,133,330
5.00%, 09/01/29	(Call 09/01/26)	8,000	9,433,440
5.00%, 10/01/29	(Call 04/01/18)	9,915	10,350,863
5.00%, 10/01/29	(Call 10/01/19)	6,905	7,567,880
5.00%, 10/01/29	(Call 10/01/24)	4,300	5,012,381
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,897,200
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,319,420
5.00%, 08/01/30	(Call 02/01/25)	2,000	2,315,100
5.00%, 08/01/30	(Call 08/01/25)	3,720	4,338,971
5.00%, 08/01/30	(Call 08/01/26)	3,000	3,521,190
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,323,480
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,258,000
5.00%, 02/01/31	(Call 02/01/23)	1,500	1,706,190
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,506,212
5.00%, 09/01/31	(Call 09/01/21)	2,500	2,821,900
5.00%, 10/01/31	(Call 10/01/24)	2,540	2,940,406
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,732,800
5.00%, 02/01/32	(Call 02/01/22)	2,125	2,393,834
5.00%, 06/01/32	(PR 06/01/17)	3,020	3,054,398
5.00%, 08/01/32	(Call 08/01/25)	6,000	6,921,180
5.00%, 09/01/32	(Call 09/01/26)	9,475	11,023,973
5.00%, 11/01/32	(PR 11/01/17)	4,930	5,073,907

Security		Principal (000s)	Value
5.00%, 11/01/32	(Call 11/01/17)	$3,075	$3,149,353
5.00%, 02/01/33	(Call 02/01/22)	3,000	3,369,120
5.00%, 08/01/33	(Call 02/01/25)	2,000	2,280,220
5.00%, 08/01/33	(Call 08/01/24)	2,000	2,287,320
5.00%, 08/01/33	(Call 08/01/25)	3,460	3,971,734
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,131,970
5.00%, 10/01/33	(Call 10/01/24)	1,500	1,719,825
5.00%, 09/01/34	(Call 09/01/26)	9,190	10,593,864
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,247,439
5.00%, 09/01/36	(Call 09/01/22)	1,060	1,196,157
5.00%, 06/01/37	(PR 06/01/17)	7,080	7,160,641
5.00%, 10/01/37	(Call 10/01/24)	2,000	2,271,160
5.00%, 11/01/37	(PR 11/01/17)	15,150	15,592,228
5.00%, 11/01/37	(Call 11/01/17)	2,810	2,877,946
5.00%, 12/01/37	(PR 12/01/17)	1,890	1,951,727
5.00%, 12/01/37	(Call 12/01/17)	725	744,698
5.00%, 02/01/38	(Call 02/01/22)	1,025	1,138,509
5.00%, 04/01/38	(Call 04/01/18)	26,870	27,912,556
5.00%, 09/01/41	(Call 09/01/21)	7,665	8,563,875
5.00%, 10/01/41	(Call 10/01/21)	6,265	7,012,477
5.00%, 04/01/42	(Call 04/01/22)	4,075	4,522,068
5.00%, 09/01/42	(Call 09/01/22)	7,000	7,826,490
5.00%, 04/01/43	(Call 04/01/23)	8,000	8,941,200
5.00%, 11/01/43	(Call 11/01/23)	22,795	25,709,797
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,123,400
5.00%, 09/01/45	(Call 09/01/26)	11,610	13,260,478
5.13%, 03/01/25	(Call 03/01/18)	2,025	2,115,841
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,099,742
5.25%, 02/01/20		1,105	1,234,197
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,285,338
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,162,592
5.25%, 09/01/22		4,300	5,096,919
5.25%, 02/01/23		250	297,010
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,767,978
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,308,000
5.25%, 09/01/25	(Call 09/01/21)	250	287,655
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,187,942
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,143,110
5.25%, 03/01/30	(Call 03/01/20)	500	554,930
5.25%, 08/01/32	(AGM)	3,455	4,316,677
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,267,520
5.25%, 03/01/38	(Call 03/01/18)	5,910	6,137,239
5.25%, 08/01/38	(Call 08/01/18)	3,745	3,945,582
5.50%, 04/01/18		5,000	5,256,850

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.50%, 04/01/19		$1,155	$1,261,560
5.50%, 04/01/21	(Call 04/01/19)	315	344,648
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,185,620
5.50%, 08/01/30	(Call 08/01/18)	485	514,604
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,103,080
5.50%, 11/01/39	(Call 11/01/19)	14,810	16,307,883
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,525,135
5.60%, 03/01/36	(Call 03/01/20)	595	667,310
5.75%, 04/01/27	(Call 04/01/19)	1,630	1,787,197
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,863,200
5.75%, 04/01/31	(Call 04/01/19)	3,330	3,640,223
6.00%, 02/01/18	(AMBAC)	1,000	1,048,440
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,132,950
6.00%, 04/01/35	(Call 04/01/19)	1,530	1,687,452
6.00%, 11/01/35	(Call 11/01/19)	235	264,335
6.00%, 04/01/38	(Call 04/01/19)	16,695	18,413,082
6.00%, 11/01/39	(Call 11/01/19)	2,565	2,885,189
6.50%, 04/01/33	(Call 04/01/19)	10,000	11,132,300
Series A
4.25%, 07/01/17	(ETM)	1,080	1,093,424
4.60%, 07/01/19	(ETM)	2,000	2,167,180
5.00%, 07/01/17	(ETM)	625	634,369
5.00%, 07/01/18	(ETM)	7,925	8,370,385
5.00%, 07/01/19	(ETM)	2,000	2,184,680
5.00%, 07/01/20	(PR 07/01/19)	6,350	6,939,470
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,197,200
Series B
5.00%, 09/01/18		3,500	3,717,560
5.00%, 09/01/20		4,800	5,414,736
5.00%, 09/01/23		2,000	2,370,240
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,018,650
Turlock Irrigation District RB Series A
5.00%, 01/01/40	(PR 01/01/20)	1,000	1,109,100
Ukiah Unified School District/CA GO
0.00%, 08/01/28		3,750	2,512,837
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,041,920
Series AF
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,779,222
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,840,600
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,116,217

Security		Principal (000s)	Value
Series AI
5.00%, 05/15/32	(Call 05/15/23)	$1,060	$1,218,841
5.00%, 05/15/38	(Call 05/15/23)	23,435	26,570,134
Series AK
5.00%, 05/15/48		2,600	3,076,190
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	467,423
Series AO
5.00%, 05/15/22		1,475	1,732,314
5.00%, 05/15/23		1,500	1,787,610
5.00%, 05/15/27	(Call 05/15/25)	5,000	5,979,350
Series AR
5.00%, 05/15/41	(Call 05/15/26)	5,000	5,713,050
5.00%, 05/15/46	(Call 05/15/26)	4,960	5,646,117
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,500	1,485,975
Series G
5.00%, 05/15/28	(Call 05/15/22)	2,240	2,579,539
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,147,760
Series I
5.00%, 05/15/32	(Call 05/15/25)	3,070	3,550,209
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,785	1,816,630
Series Q
5.00%, 05/15/21	(Call 05/15/17)	15	15,286
5.00%, 05/15/21	(PR 05/15/17)	285	290,526
Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	905	965,228
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,060,613
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,826,317
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	187,240
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	4,825	2,342,586

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series C
0.00%, 08/01/37	(Call 08/01/23)	$1,500	$563,580
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,657,694
Yosemite Community College District GO Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	1,000	1,058,520

			1,825,239,284
COLORADO — 0.60%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	4,001,120
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	553,535
Series E-1
5.00%, 03/01/47	(Call 03/01/25) (HERBIP)	1,000	1,113,570
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,130,700
5.25%, 11/15/36	(Call 11/15/19)	535	588,339
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,646,606
5.00%, 11/15/43	(Call 11/15/22)	250	281,660
5.00%, 11/15/43	(Call 11/15/23)	3,000	3,310,440
City & County of Denver Co. RB Series A
5.00%, 08/01/44	(Call 08/01/26)	5,640	6,411,101
City of Aurora CO Water Revenue RB Series A
5.00%, 08/01/39	(PR 08/01/17) (AMBAC)	1,000	1,018,340
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	535,720
County of Adams CO COP
4.00%, 12/01/45	(Call 12/01/25)	700	710,836
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC, SAW)	540	663,563

Security		Principal (000s)	Value
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	$1,000	$981,720
5.00%, 12/01/31	(PR 12/01/22) (SAW)	2,000	2,366,540
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		2,745	940,492
0.00%, 09/01/41		1,000	326,580
Series B
0.00%, 09/01/19	(NPFGC)	435	413,976
0.00%, 09/01/20	(NPFGC)	665	614,147
0.00%, 09/01/23	(NPFGC)	165	135,061
0.00%, 09/01/24	(NPFGC)	1,165	909,131
0.00%, 09/01/29	(NPFGC)	2,500	1,548,425
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	536,185
Regional Transportation District COP Series A
5.38%, 06/01/31	(Call 06/01/20)	500	551,015
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,470	3,536,971
5.00%, 11/01/27		1,500	1,804,395
5.00%, 11/01/28		1,500	1,805,055
5.00%, 11/01/46	(Call 11/01/26)	5,000	5,681,150
State of Colorado COP Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,109,150
University of Colorado RB Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,121,180

			47,346,703
CONNECTICUT — 1.38%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,500,105
1.38%, 07/01/35		1,600	1,605,376
Series A-4
1.20%, 07/01/49		4,500	4,496,175

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series L
5.00%, 07/01/45	(Call 07/01/25)	$1,000	$1,096,290
Series U
1.00%, 07/01/33		2,000	1,989,380
State of Connecticut GO
5.00%, 08/01/19		1,000	1,086,770
Series A
5.00%, 10/15/17		2,000	2,054,260
5.00%, 10/15/21		2,000	2,275,500
5.00%, 03/15/22		1,000	1,138,590
5.00%, 10/15/23		2,000	2,323,260
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,055,485
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,854,659
Series B
5.00%, 05/15/21		2,000	2,259,920
5.00%, 05/15/26		1,500	1,753,590
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,206,620
5.25%, 06/01/20	(AMBAC)	690	771,689
Series C
5.00%, 06/15/17		3,000	3,039,150
5.00%, 06/01/22		1,500	1,714,185
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,142,970
Series D
5.00%, 11/01/19		2,000	2,187,760
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,246,460
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,233,740
Series E
4.00%, 09/15/27	(Call 09/15/22)	6,230	6,651,397
5.00%, 10/15/20		1,000	1,118,510
5.00%, 10/15/25		3,000	3,498,090
5.00%, 10/15/28	(Call 10/15/26)	3,000	3,474,780
Series F
5.00%, 11/15/27	(Call 11/15/25)	2,000	2,304,020
5.00%, 11/15/31	(Call 11/15/25)	1,500	1,692,885
5.00%, 11/15/32	(Call 11/15/25)	2,000	2,245,900
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,096,930
Series A
3.00%, 09/01/18		5,000	5,146,250
5.00%, 09/01/24		2,000	2,350,300
5.00%, 10/01/24	(Call 10/01/23)	1,940	2,293,429
5.00%, 08/01/26	(Call 08/01/25)	1,000	1,169,730
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,149,100

Security		Principal (000s)	Value
5.00%, 09/01/28	(Call 09/01/24)	$1,000	$1,161,990
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,273,620
5.00%, 09/01/29	(Call 09/01/26)	4,000	4,625,280
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,148,040
5.00%, 08/01/32	(Call 08/01/25)	1,200	1,349,892
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,284,440
5.00%, 08/01/33	(Call 08/01/25)	1,000	1,118,660
5.00%, 09/01/33	(Call 09/01/26)	1,000	1,131,670
5.00%, 09/01/34	(Call 09/01/26)	9,500	10,685,030
State of Connecticut Special Tax Revenue ST Series 1
5.00%, 02/01/19		3,000	3,217,830

			108,219,707
DELAWARE — 0.05%
Delaware Transportation Authority RB
5.00%, 06/01/55	(Call 06/01/25)	2,000	2,173,060
State of Delaware GO Series B
5.00%, 07/01/23		1,500	1,789,935

			3,962,995
DISTRICT OF COLUMBIA — 1.10%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,711,275
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,626,424
4.75%, 06/01/36	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,008,240
5.00%, 06/01/20		4,000	4,485,800
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,432,840
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,268,660
Series C
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,512,740
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,257,680
Series D
5.00%, 06/01/41	(Call 12/01/26)	8,805	10,123,989
District of Columbia RB
5.25%, 04/01/34	(PR 10/01/18)	1,000	1,068,250
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,389,788

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 12/01/25	(Call 06/01/20)	$1,000	$1,111,150
5.00%, 12/01/26	(Call 06/01/20)	500	555,240
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,664,700
5.00%, 12/01/31	(Call 06/01/20)	500	551,625
5.25%, 12/01/34	(Call 12/01/19)	1,870	2,065,415
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	438,612
Series B-1
5.00%, 02/01/31	(Call 03/31/17) (NPFGC)	980	1,000,874
Series C
4.00%, 12/01/37	(Call 12/01/22)	1,000	1,034,800
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,159,860
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,265,000
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,132,500
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,827,500
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	283,944
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,298,218
5.00%, 10/01/52	(Call 04/01/27)	3,000	3,391,980
5.50%, 10/01/39	(PR 10/01/18)	1,000	1,072,690
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	2,400	2,468,016
6.00%, 10/01/35	(PR 10/01/18)	500	540,285
Series B
5.25%, 10/01/44	(Call 10/01/25)	2,000	2,323,740
Series C
5.00%, 10/01/44	(Call 10/01/24)	12,650	14,253,008
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,084,620
Series A
0.00%, 10/01/37		4,000	1,497,120
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,353,288
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,100,890
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,666,403

Security		Principal (000s)	Value
Washington Convention & Sports Authority RB Series A
4.50%, 10/01/30	(Call 03/31/17) (AMBAC)	$200	$200,472

			86,227,636
FLORIDA — 3.48%
Broward County FL Water & Sewer Utility Revenue RB Series A
5.25%, 10/01/34	(PR 10/01/18)	500	534,085
Central Florida Expressway Authority RB
Series B
5.00%, 07/01/26		3,000	3,590,940
5.00%, 07/01/28	(Call 07/01/26)	3,500	4,103,855
City of Cape Coral FL Water & Sewer Revenue RB Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,067,900
City of Clearwater FL Water & Sewer Revenue RB Series A
5.25%, 12/01/39	(PR 12/01/19)	1,000	1,111,890
City of Jacksonville FL RB
5.00%, 10/01/24	(Call 10/01/22)	2,010	2,313,972
5.00%, 10/01/37	(PR 10/01/17) (NPFGC)	2,000	2,050,680
City of Miami Beach FL Series 2015
5.00%, 09/01/40	(Call 09/01/25)	1,000	1,121,270
City of Tallahassee FL Utility System Revenue RB
5.00%, 10/01/37	(Call 10/01/17)	10,660	10,891,642
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,709,932
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,209,880
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,232,220

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series A
5.38%, 10/01/35	(Call 10/01/20)	$2,000	$2,214,440
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,412,880
5.50%, 10/01/36	(Call 10/01/19)	1,900	2,084,547
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,560	2,824,755
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,081,680
5.00%, 10/01/41	(PR 10/01/18) (AGM)	2,395	2,549,406
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,095,470
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,034,020
5.00%, 07/01/38	(Call 07/01/26)	2,000	2,271,340
Series B-1
5.63%, 07/01/38	(PR 07/01/18)	1,000	1,063,280
County of Miami-Dade FL RB
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,242,580
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,125,100
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,619,577
County of Miami-Dade FL Transit System RB
5.00%, 07/01/37	(Call 07/01/22)	1,000	1,115,780
5.00%, 07/01/42	(Call 07/01/22)	15,030	16,618,671
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		4,000	4,772,080
5.00%, 10/01/25		2,500	3,000,800
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,834,489
Series A
5.00%, 10/01/42	(Call 10/01/22)	7,835	8,674,207
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,675,350
County of Miami-Dade Seaport Department RB Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,251,632
County of Palm Beach FL RB
5.00%, 05/01/38	(PR 05/01/18)	3,000	3,145,590

Security		Principal (000s)	Value
Florida Municipal Power Agency RB
5.00%, 10/01/31	(PR 10/01/18)	$380	$404,499
5.00%, 10/01/31	(Call 10/01/18)	70	73,529
5.25%, 10/01/20	(PR 10/01/18)	1,595	1,704,114
5.25%, 10/01/20	(Call 10/01/18)	280	298,281
5.25%, 10/01/21	(PR 10/01/18)	220	235,050
5.25%, 10/01/21	(Call 10/01/18)	35	37,268
Series A
5.00%, 10/01/29	(Call 10/01/26)	5,000	5,822,350
5.00%, 10/01/31	(Call 10/01/26)	500	577,390
5.25%, 10/01/19		1,000	1,101,270
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,024,790
Series B
5.00%, 07/01/17		2,000	2,030,180
5.00%, 07/01/40	(Call 07/01/20)	1,140	1,266,939
Hillsborough County Aviation Authority RB
Series A
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,088,090
Series B
5.00%, 10/01/40	(Call 10/01/24)	1,500	1,667,835
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,110,470
Hillsborough County School Board COP Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,794,075
JEA Electric System Revenue RB
Series Three 2010-D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,716,675
Series Three 2012-B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,223,160
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/31	(Call 04/01/21)	1,975	2,206,450
Miami Beach Redevelopment Agency RB Series 2015A
5.00%, 02/01/40	(Call 02/01/24)	1,000	1,103,800
Miami-Dade County Educational Facilities Authority RB
Series A
5.00%, 04/01/40	(Call 04/01/25)	1,000	1,089,430

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 04/01/45	(Call 04/01/25)	$4,000	$4,346,040
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,072,061
5.00%, 07/01/39	(Call 07/01/24)	2,830	3,149,082
5.00%, 07/01/40	(Call 07/01/20)	2,105	2,307,396
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,111,370
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,015	1,172,802
Mid-Bay Bridge Authority RB Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,094,900
Orange County School Board COP
Series A
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,500	2,545,950
Series C
5.00%, 08/01/34	(Call 08/01/26)	2,500	2,835,300
Orlando Utilities Commission RB
Series A
5.00%, 10/01/18		4,550	4,844,840
5.00%, 10/01/22		1,000	1,176,030
5.00%, 10/01/25		1,500	1,813,095
Series B
5.00%, 10/01/33	(PR 04/01/19)	215	232,570
5.00%, 10/01/33	(Call 04/01/19)	285	305,862
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22		500	578,655
5.00%, 07/01/35	(Call 07/01/23)	4,055	4,517,554
Series A
5.00%, 07/01/35	(PR 07/01/20)	1,585	1,776,690
5.00%, 07/01/35	(Call 07/01/20)	415	452,653
5.00%, 07/01/40	(PR 07/01/20)	975	1,092,917
5.00%, 07/01/40	(Call 07/01/20)	1,525	1,662,326
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	304,368
Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,276,640

Security		Principal (000s)	Value
Series E
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	$500	$509,210
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,139,460
5.00%, 10/01/31	(PR 10/01/21)	45	52,006
5.00%, 10/01/31	(Call 10/01/21)	6,055	6,834,521
5.50%, 10/01/22	(PR 10/01/19)	50	55,544
5.50%, 10/01/22	(Call 10/01/19)	170	189,174
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/38	(Call 06/01/23)	4,200	4,693,668
School Board of Miami-Dade County (The) COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,036,970
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,128,540
5.25%, 02/01/27	(PR 02/01/19) (AGM)	2,690	2,906,141
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	2,875,050
5.25%, 05/01/31	(PR 05/01/18) (AGM)	2,260	2,375,983
Series D
5.00%, 02/01/27	(Call 02/01/26)	2,000	2,325,280
School Board of Miami-Dade County (The) GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,188,420
School District of Broward County/FL COP
Series A
5.00%, 07/01/20		3,000	3,337,800
5.00%, 07/01/21		1,000	1,136,180
South Florida Water Management District COP
5.00%, 10/01/33	(Call 04/01/26)	1,000	1,129,210
St. Johns River Power Park RB
Series 23
5.00%, 10/01/18		500	531,990
Series SIX
4.00%, 10/01/32	(Call 10/01/17)	10,000	10,136,200

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
State of Florida GO
Series A
5.00%, 06/01/17		$1,360	$1,375,681
5.00%, 06/01/18		500	526,505
5.00%, 06/01/21	(Call 06/01/20)	1,320	1,473,872
5.00%, 06/01/22		1,800	2,111,004
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,087,950
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,628,775
Series D
5.00%, 06/01/18		1,465	1,542,660
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,096,300
5.00%, 06/01/22		8,000	9,382,240
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,111,400
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,150,155
Series F
4.00%, 06/01/19		100	106,731
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,126,320
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,651,365
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		3,500	3,928,190
Series E
5.00%, 07/01/17		1,590	1,613,993
5.00%, 07/01/18		1,320	1,393,273
5.00%, 07/01/20		1,000	1,122,340
Tampa Bay Water RB
5.00%, 10/01/34	(PR 10/01/18)	1,000	1,063,240
5.00%, 10/01/38	(PR 10/01/18)	2,000	2,126,480
Series B
5.00%, 10/01/19	(ETM)	1,085	1,191,493
Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	7,000	7,707,770
Series B
5.00%, 07/01/42	(Call 07/01/22)	3,050	3,339,414

			272,329,184
GEORGIA — 2.64%
Atlanta Development Authority RB Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,141,140

Security		Principal (000s)	Value
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	$1,000	$1,158,330
Series A
5.00%, 01/01/18		1,125	1,164,645
5.00%, 01/01/19		2,850	3,055,314
5.00%, 01/01/21		1,000	1,132,570
Series B
5.00%, 01/01/18		1,185	1,226,451
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,100,520
5.00%, 01/01/23	(Call 01/01/20)	3,850	4,230,188
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,477,415
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,098,450
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,050,099
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33	(Call 05/01/25)	12,400	14,224,288
5.00%, 11/01/40	(Call 05/01/25)	6,450	7,279,019
Series A
5.50%, 11/01/18	(NPFGC-FGIC)	100	107,558
5.50%, 11/01/22	(NPFGC)	2,000	2,361,840
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,128,310
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,617,679
6.25%, 11/01/34	(PR 11/01/19)	4,340	4,925,379
6.25%, 11/01/39	(PR 11/01/19)	11,815	13,408,607
County of DeKalb GA Water & Sewerage Revenue RB Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,642,629
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	(Call 03/31/17) (NPFGC)	2,000	2,007,580
Series A
5.00%, 06/01/17		2,000	2,022,480
5.00%, 06/01/18	(AGM)	1,000	1,051,580
5.00%, 06/01/19		1,360	1,476,797
5.00%, 03/01/21	(GTD)	2,000	2,287,020
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	1,500	1,691,580
5.00%, 08/01/21	(SAW)	6,300	7,282,926

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 02/01/22		$2,000	$2,329,960
5.00%, 02/01/34	(Call 08/01/25)	2,495	2,902,334
Series A
4.50%, 10/01/17		3,100	3,170,618
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/39	(Call 07/01/19)	975	1,050,884
Series B
5.00%, 07/01/27	(PR 07/01/17) (AGM)	25	25,372
5.00%, 07/01/28	(PR 07/01/17) (AGM)	950	964,136
5.00%, 07/01/31	(Call 07/01/26)	7,500	8,834,250
5.00%, 07/01/37	(PR 07/01/17) (AGM)	4,400	4,465,472
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,078,220
Series A
5.00%, 01/01/20		1,000	1,098,750
5.00%, 01/01/21		1,000	1,126,170
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,112,950
5.00%, 01/01/28	(Call 07/01/26)	2,000	2,352,200
5.25%, 01/01/18		2,500	2,589,875
Series B
5.00%, 01/01/20		3,000	3,296,250
Series D
5.75%, 01/01/19	(PR 07/01/18)	2,455	2,614,428
5.75%, 01/01/20	(PR 07/01/18)	370	394,028
5.75%, 01/01/20	(Call 07/01/18)	130	138,226
Private Colleges & Universities Authority RB Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,255,420
State of Georgia GO
Series A
5.00%, 02/01/27	(Call 02/01/26)	4,595	5,596,618
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,156,190
5.00%, 02/01/30	(Call 02/01/26)	5,530	6,609,290
Series A-1
5.00%, 02/01/19		1,000	1,077,030
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,384,960

Security		Principal (000s)	Value
Series B
5.00%, 01/01/20	(PR 01/01/19)	$2,500	$2,683,425
5.00%, 01/01/24	(PR 01/01/19)	1,000	1,073,370
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,231,620
5.00%, 07/01/17		3,035	3,080,373
5.00%, 07/01/19		6,500	7,098,585
5.00%, 07/01/20	(Call 07/01/17)	3,725	3,778,230
5.00%, 07/01/21	(Call 07/01/17)	9,000	9,128,070
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,152,050
Series E
5.00%, 12/01/23		6,100	7,320,549
5.00%, 12/01/24		3,000	3,643,470
5.00%, 12/01/25		12,110	14,849,524
Series I
5.00%, 07/01/18		1,000	1,055,790
5.00%, 07/01/20		4,500	5,063,130
5.00%, 07/01/21		300	346,155
Series J-1
4.00%, 07/01/21		265	294,275

			206,772,641
HAWAII — 1.11%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,255,400
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,120,540
5.25%, 07/01/36	(PR 07/01/21)	8,385	9,743,957
City & County of Honolulu HI GO
Series B
5.25%, 07/01/19	(AGM)	2,000	2,189,860
Series C
5.00%, 10/01/30		5,000	6,093,650
State of Hawaii Airports System Revenue RB Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,028,190
State of Hawaii GO
Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	1,000	1,004,040
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,506,060

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series DQ
5.00%, 06/01/19		$1,000	$1,088,460
5.00%, 06/01/22	(PR 06/01/19)	500	543,995
5.00%, 06/01/29	(PR 06/01/19)	1,450	1,577,586
Series DR
5.00%, 06/01/17		1,000	1,011,450
Series DY
5.00%, 02/01/18		1,410	1,465,230
5.00%, 02/01/19		2,815	3,030,601
Series DZ
5.00%, 12/01/20	(ETM)	305	346,413
5.00%, 12/01/20		445	505,128
5.00%, 12/01/23	(PR 12/01/21)	950	1,104,175
5.00%, 12/01/23	(Call 12/01/21)	50	57,124
5.00%, 12/01/25	(PR 12/01/21)	885	1,028,627
5.00%, 12/01/25	(Call 12/01/21)	1,115	1,271,145
5.00%, 12/01/28	(PR 12/01/21)	880	1,022,815
5.00%, 12/01/29	(PR 12/01/21)	620	720,620
5.00%, 12/01/29	(Call 12/01/21)	380	431,547
5.00%, 12/01/30	(PR 12/01/21)	465	540,465
5.00%, 12/01/30	(Call 12/01/21)	285	320,682
5.00%, 12/01/31	(PR 12/01/21)	925	1,075,118
5.00%, 12/01/31	(Call 12/01/21)	575	646,438
Series DZ-2016
5.00%, 12/01/28	(PR 12/01/21)	665	772,923
5.00%, 12/01/28	(Call 12/01/21)	955	1,085,472
Series EA
5.00%, 12/01/17		2,000	2,065,500
5.00%, 12/01/20		500	567,560
5.00%, 12/01/21		1,500	1,742,310
Series EE
5.00%, 11/01/27	(PR 11/01/22)	4,355	5,152,488
5.00%, 11/01/27	(Call 11/01/22)	1,645	1,902,081
5.00%, 11/01/29	(PR 11/01/22)	15	17,747
5.00%, 11/01/29	(Call 11/01/22)	1,285	1,481,476
Series EF
5.00%, 11/01/17		1,500	1,543,920
5.00%, 11/01/22		1,000	1,179,050
Series EH
5.00%, 08/01/18		1,315	1,392,703
5.00%, 08/01/23	(ETM)	980	1,169,081
5.00%, 08/01/23		1,020	1,212,321
5.00%, 08/01/33	(PR 08/01/23)	15	17,894
5.00%, 08/01/33	(Call 08/01/23)	485	552,531

Security		Principal (000s)	Value
Series EO
5.00%, 08/01/23		$1,000	$1,188,550
5.00%, 08/01/24		1,000	1,198,840
5.00%, 08/01/26	(PR 08/01/24)	220	265,087
5.00%, 08/01/26	(Call 08/01/24)	2,280	2,689,283
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,164,390
Series EP
5.00%, 08/01/22		1,000	1,173,390
Series EZ
5.00%, 10/01/27	(Call 10/01/25)	2,000	2,383,540
Series FE
5.00%, 10/01/27	(Call 10/01/26)	1,300	1,570,075
Series FG
4.00%, 10/01/36	(Call 10/01/26)	1,500	1,565,595
Series FH
5.00%, 10/01/25		2,000	2,420,940
5.00%, 10/01/27	(Call 10/01/26)	3,000	3,628,920

			86,832,983
IDAHO — 0.04%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,183,240
5.25%, 07/15/26	(PR 07/15/18) (AGC)	2,140	2,267,458

			3,450,698
ILLINOIS — 2.79%
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,184,840
Series B
5.00%, 01/01/46	(Call 01/01/26)	2,255	2,486,769
Chicago O’Hare International Airport RB
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,564,600
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,124,070
Series 2015-B
5.00%, 01/01/22		2,000	2,285,440
5.00%, 01/01/27	(Call 01/01/25)	2,500	2,869,550
5.00%, 01/01/30	(Call 01/01/25)	3,510	3,944,959
Series A
5.00%, 01/01/33	(PR 01/01/18) (AGM)	2,000	2,070,480

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 01/01/38	(PR 01/01/18) (AGM)	$500	$517,620
5.75%, 01/01/39	(Call 01/01/21)	500	562,670
Series B
5.00%, 01/01/20		700	770,364
5.00%, 01/01/41	(Call 01/01/26)	1,500	1,658,940
5.25%, 01/01/18	(NPFGC)	820	849,692
Series C
5.00%, 01/01/31	(Call 01/01/26)	480	543,293
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,788,365
6.50%, 01/01/41	(PR 01/01/21)	1,560	1,862,344
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,811,880
5.00%, 01/01/46	(Call 01/01/25)	1,000	1,092,720
5.00%, 01/01/52	(Call 01/01/27)	10,000	10,908,500
5.25%, 01/01/42	(Call 01/01/27)	1,000	1,141,010
Series E
5.00%, 01/01/27		2,000	2,361,040
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,052,100
5.00%, 01/01/40	(Call 01/01/20)	610	640,250
Chicago Transit Authority RB
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,067,450
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,729,250
City of Chicago IL GO
Series A
5.00%, 01/01/24	(Call 03/31/17)	290	292,285
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,056,010
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,076,559
5.00%, 01/01/29	(Call 03/31/17) (NPFGC-FGIC)	900	902,547
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,118,580
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,051,660
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,649,100
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,032,470

Security		Principal (000s)	Value
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	$1,075	$1,136,211
County of Cook IL GO
Series A
5.00%, 11/15/19		480	519,230
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,100,420
5.25%, 11/15/28	(Call 11/15/21)	500	542,585
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,291,600
County of Will IL GO
5.00%, 11/15/41	(Call 11/15/25)	1,200	1,328,424
Illinois Finance Authority RB
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,232,320
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,233,460
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,103,830
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,705,946
5.00%, 12/01/22		1,000	1,163,650
5.00%, 12/01/32	(Call 01/01/26)	3,000	3,388,200
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,101,330
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,203,160
Series A-1
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,100,520
5.00%, 01/01/31	(Call 01/01/20)	700	756,504
Series B
5.00%, 12/01/17		1,700	1,754,196
5.00%, 12/01/18		1,415	1,512,564
5.00%, 01/01/36	(Call 01/01/26)	1,000	1,111,570
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,769,575
5.00%, 01/01/37	(Call 01/01/26)	1,500	1,663,740
5.00%, 01/01/40	(Call 01/01/26)	6,500	7,193,940
5.00%, 01/01/41	(Call 07/01/26)	4,000	4,447,440
5.50%, 01/01/33	(PR 01/01/18)	2,050	2,130,995
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,201,200
Series D
5.00%, 01/01/22		3,915	4,483,536
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	976,560

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
0.00%, 06/15/28	(NPFGC)	$3,435	$2,140,898
0.00%, 12/15/35		2,000	827,560
0.00%, 12/15/52	(AGM)	7,000	1,170,120
5.00%, 06/15/53	(Call 12/15/25)	1,000	1,011,280
5.50%, 06/15/29	(ETM) (NPFGC-FGIC)	95	117,486
5.50%, 06/15/29	(NPFGC-FGIC)	1,805	2,135,423
Series A
0.00%, 12/15/22	(NPFGC)	340	278,926
0.00%, 06/15/31	(NPFGC)	1,035	549,337
0.00%, 12/15/34	(NPFGC)	3,000	1,312,350
0.00%, 06/15/36	(NPFGC)	2,800	1,123,192
0.00%, 12/15/36	(NPFGC)	4,000	1,567,040
0.00%, 06/15/37	(NPFGC)	415	158,148
0.00%, 12/15/39		3,800	1,280,144
0.00%, 06/15/40	(NPFGC)	3,500	1,160,145
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,051,880
Series B
0.00%, 06/15/26	(AGM)	2,000	1,387,380
0.00%, 06/15/27	(AGM)	1,000	659,630
0.00%, 06/15/43	(AGM)	2,000	551,400
0.00%, 06/15/45	(AGM)	770	191,414
0.00%, 06/15/46	(AGM)	1,600	377,568
0.00%, 06/15/47	(AGM)	330	73,475
0.00%, 12/15/51		8,800	1,317,272
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,010,940
5.00%, 06/15/50	(Call 06/15/20)	4,500	4,521,375
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,521,165
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	788,043
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,108,020
Series C
5.25%, 12/01/32		1,340	1,591,572
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	584,885
5.75%, 06/01/23	(AGM)	1,000	1,183,700
State of Illinois GO
5.00%, 01/01/18		1,190	1,220,726
5.00%, 02/01/18		2,000	2,056,000
5.00%, 02/01/19		1,000	1,042,710
5.00%, 07/01/19		1,000	1,049,720

Security		Principal (000s)	Value
5.00%, 08/01/19		$2,075	$2,180,244
5.00%, 01/01/20	(AGM)	975	1,042,265
5.00%, 02/01/20		1,000	1,053,140
5.00%, 05/01/20		3,000	3,168,180
5.00%, 02/01/21		2,500	2,650,100
5.00%, 08/01/21		2,000	2,122,900
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,554,120
5.00%, 02/01/22		2,000	2,119,620
5.00%, 08/01/22		580	615,983
5.00%, 02/01/23		4,250	4,501,345
5.00%, 02/01/24		2,500	2,637,575
5.00%, 08/01/24	(Call 08/01/22)	3,550	3,697,893
5.00%, 02/01/26		3,000	3,141,510
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,076,220
5.00%, 02/01/28	(Call 02/01/27)	2,000	2,073,580
5.00%, 05/01/29	(Call 05/01/24)	1,900	1,942,028
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,520,655
5.00%, 05/01/36	(Call 05/01/24)	1,000	999,930
5.00%, 02/01/39	(Call 02/01/24)	6,285	6,268,156
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,065,700
5.50%, 07/01/27	(Call 07/01/23)	660	701,633
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,040,030
State of Illinois RB
5.00%, 06/15/17		2,000	2,025,100
5.00%, 06/15/19		545	589,799
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,702,650
Series B
5.25%, 06/15/34	(PR 06/15/19)	2,000	2,187,120
State of Illinois Unemployment Compensation Trust Fund RB
Series B
5.00%, 06/15/17	(Call 03/16/17)	1,500	1,507,650
5.00%, 12/15/17	(Call 03/16/17)	235	235,877

			218,762,040
INDIANA — 0.23%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,126,300
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,233,940
Series A
5.00%, 02/01/20		1,000	1,110,670
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,238,020
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,153,510
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,109,740

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series C
5.00%, 12/01/23		$1,250	$1,493,025
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,524,570
5.75%, 01/01/38	(PR 01/01/19)	1,070	1,162,908
5.75%, 01/01/38	(Call 01/01/19)	4,400	4,720,804

			17,873,487
IOWA — 0.04%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,125,570
State of Iowa RB
Series A
5.00%, 06/01/27	(Call 06/01/26)	1,000	1,196,780
5.00%, 06/01/27	(PR 06/01/19)	500	543,875

			2,866,225
KANSAS — 0.23%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,177,575
State of Kansas Department of Transportation RB
5.00%, 09/01/25		2,500	3,041,150
5.00%, 09/01/29	(Call 09/01/25)	1,000	1,183,800
5.00%, 09/01/30	(Call 09/01/25)	1,500	1,765,260
5.00%, 09/01/33	(Call 09/01/25)	3,000	3,486,720
Series A
5.00%, 09/01/22		3,000	3,534,570
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,366,380
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,171,670

			17,727,125
KENTUCKY — 0.13%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	339,725
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,166,940
Kentucky Public Transportation Infrastructure Authority RB
Series 2013A
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,094,330

Security		Principal (000s)	Value
Series A
3.00%, 07/01/17		$100	$100,391
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,701,872
5.38%, 11/01/23	(PR 11/01/18)	840	902,429
5.38%, 11/01/23	(Call 11/01/18)	120	128,322
Series A
5.00%, 08/01/19		1,000	1,086,610
Series B
5.00%, 11/01/23		1,500	1,735,635
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	562,140
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,124,280

			9,942,674
LOUISIANA — 0.47%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,094,690
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,093,980
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,081,780
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,219,160
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,189,460
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,004,670
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,135,560
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,066,850

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 05/01/41	(Call 05/01/25)	$1,000	$1,123,940
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,035,910
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,145,370
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,140,970
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,106,787
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,121,350
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,536,553
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,061,760
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,052,260
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,218,320
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,141,980
Series B
5.00%, 08/01/27	(Call 08/01/26)	3,000	3,544,740
Series C
5.00%, 07/15/21		1,000	1,142,890
5.00%, 08/01/23		1,000	1,170,060
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,125,980
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,349,840

			36,904,860
MARYLAND — 2.21%
City of Baltimore MD RB
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,110,420
5.00%, 07/01/46	(Call 01/01/27)	3,000	3,382,440
County of Montgomery MD GO
Series A
5.00%, 11/01/18		2,000	2,136,540
5.00%, 11/01/20		4,500	5,108,760
Series B
5.00%, 11/01/23		2,500	2,991,375
5.00%, 11/01/25	(Call 11/01/24)	3,900	4,702,776
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,206,370
Maryland State Transportation Authority RB
5.00%, 03/01/17		2,685	2,685,993
5.00%, 03/01/19	(Call 03/21/17)	1,295	1,299,766
5.00%, 07/01/35	(Call 07/01/18) (AGM)	10,000	10,456,200
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,091,240

Security		Principal (000s)	Value
5.25%, 03/01/17		$2,000	$2,000,780
State of Maryland Department of Transportation RB
4.00%, 09/01/21		9,000	10,031,220
5.00%, 02/15/23	(PR 02/15/18)	2,500	2,599,750
5.00%, 02/15/23		5,175	6,133,669
State of Maryland GO
5.00%, 08/01/18		1,300	1,376,648
5.00%, 03/01/19		1,500	1,620,165
5.00%, 03/01/20		1,500	1,671,555
First Series
4.00%, 08/15/18		2,350	2,457,912
5.00%, 03/15/17		450	450,950
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,062,215
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,229,650
5.00%, 06/01/21		3,000	3,454,500
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,392,905
5.00%, 06/01/22		3,000	3,519,990
5.00%, 06/01/24		2,000	2,411,560
First Series B
5.00%, 03/01/18		3,885	4,050,035
5.00%, 03/01/19		2,525	2,727,278
5.00%, 03/15/20		1,660	1,851,962
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,385,762
First Series C
4.00%, 08/15/21		3,930	4,372,086
4.00%, 08/15/22		1,000	1,124,480
Second Series
5.00%, 07/15/17		3,760	3,822,529
5.00%, 08/01/18	(PR 08/01/17)	2,500	2,546,050
Second Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,678,591
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,161,360
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,501,510
Second Series E
4.50%, 08/01/20		850	944,035
5.00%, 08/01/19		1,000	1,095,040
Series A
4.00%, 08/01/27	(Call 08/01/23)	2,000	2,208,160
4.00%, 08/01/29	(Call 08/01/23)	2,000	2,182,600
5.00%, 08/01/18		3,300	3,494,568
5.00%, 08/01/20		2,000	2,255,440
5.00%, 03/01/21		3,000	3,433,080
5.00%, 03/01/24	(PR 03/01/22)	1,960	2,284,694

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 03/01/24	(PR 03/01/21)	$3,000	$3,423,390
5.00%, 03/01/24	(Call 03/01/23)	1,000	1,177,940
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,521,670
5.00%, 03/01/26	(Call 03/01/23)	2,000	2,346,340
Series B
4.50%, 08/01/17		3,500	3,557,470
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,094,030
5.00%, 08/01/23	(PR 08/01/19)	3,720	4,069,792
Series C
5.00%, 11/01/17		3,950	4,064,945
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,208,794
5.00%, 08/01/22		4,950	5,827,981
5.00%, 08/01/24		6,645	8,032,343
5.25%, 08/01/20		1,000	1,136,090
Series E
5.00%, 08/01/18		1,050	1,111,908
Third Series C
5.00%, 11/01/19		3,500	3,862,985

			173,140,287
MASSACHUSETTS — 5.25%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,671,138
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,353,840
Commonwealth of Massachusetts GO
Series A
5.00%, 04/01/26	(PR 04/01/21)	2,155	2,466,160
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,684,170
Series C
5.50%, 12/01/17	(AGM)	600	621,972
5.50%, 12/01/22	(AGM)	1,050	1,271,750
5.50%, 12/01/22	(AMBAC)	6,300	7,630,497
5.50%, 12/01/23	(AMBAC)	910	1,118,226
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,066,260
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,541,265
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,052,780
4.00%, 05/01/40	(Call 05/01/23)	1,460	1,496,894

Security		Principal (000s)	Value
Series A
4.00%, 04/01/42	(Call 04/01/21)	$8,900	$9,007,067
5.00%, 04/01/17		3,000	3,012,270
5.00%, 04/01/19		3,800	4,113,006
5.00%, 03/01/23		5,000	5,909,600
5.00%, 07/01/25		1,000	1,208,510
5.00%, 04/01/28	(PR 04/01/21)	3,000	3,433,170
5.00%, 07/01/28	(Call 07/01/26)	10,000	11,988,100
5.00%, 03/01/34	(PR 03/01/19)	460	496,437
5.00%, 07/01/36	(Call 07/01/25)	2,500	2,854,575
5.00%, 03/01/39	(PR 03/01/19)	1,975	2,131,440
5.00%, 03/01/46	(Call 03/01/24)	1,305	1,460,987
5.25%, 08/01/21		2,000	2,331,400
5.50%, 08/01/30	(AMBAC)	5,110	6,538,092
Series B
5.00%, 08/01/17		3,075	3,132,718
5.00%, 08/01/21		2,000	2,310,020
5.00%, 07/01/23		1,800	2,138,994
5.00%, 06/01/25	(PR 06/01/20)	1,800	2,017,890
5.00%, 08/01/25	(PR 08/01/20)	1,200	1,351,536
5.00%, 07/01/27		5,000	6,143,100
5.25%, 08/01/20		745	845,530
5.25%, 08/01/21		425	495,423
5.25%, 08/01/21	(AGM)	1,585	1,847,635
5.25%, 08/01/22		1,100	1,307,559
5.25%, 09/01/22	(AGM)	600	714,558
5.25%, 08/01/23		1,075	1,296,052
5.25%, 09/01/23	(AGM)	215	259,578
5.25%, 09/01/24	(AGM)	1,820	2,220,054
Series C
4.00%, 10/01/27	(Call 10/01/20)	2,425	2,598,557
5.00%, 08/01/19		2,460	2,691,191
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,018,290
5.00%, 04/01/20		4,985	5,563,808
5.00%, 08/01/22		2,500	2,939,375
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,506,820
5.00%, 10/01/24		10,000	12,023,100
5.00%, 08/01/25		1,550	1,875,128
5.00%, 08/01/27	(PR 08/01/17) (AGM)	2,800	2,851,212
5.00%, 08/01/32	(PR 08/01/17) (AMBAC)	900	916,461

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.25%, 08/01/25	(PR 08/01/17) (AGM)	$7,300	$7,441,255
Series D
5.00%, 10/01/24	(PR 10/01/21)	1,000	1,158,330
5.00%, 08/01/33	(PR 08/01/21)	7,645	8,821,183
5.50%, 08/01/18		2,810	2,995,488
5.50%, 10/01/18		400	429,204
5.50%, 10/01/19	(AMBAC)	2,355	2,619,631
Series E
4.00%, 04/01/46	(Call 04/01/25)	12,615	12,824,157
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,230,666
5.00%, 12/01/17		3,920	4,048,733
5.00%, 11/01/25	(AMBAC)	2,115	2,566,320
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,858,428
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,792,175
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,412,221
Series J
5.00%, 12/01/37	(Call 12/01/26)	8,385	9,656,250
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,390,397
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,896,855
Series A
5.50%, 06/01/21	(AGM)	1,350	1,580,445
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
4.00%, 06/01/45	(Call 06/01/25)	2,500	2,587,050
5.00%, 06/01/25	(PR 06/01/21)	1,050	1,205,705
5.00%, 06/01/41	(Call 06/01/26)	4,000	4,614,360
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,386,520
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/28		130	158,188
5.00%, 07/01/31		2,870	3,504,844
5.25%, 07/01/21		765	888,632
5.25%, 07/01/28		1,450	1,799,508
5.25%, 07/01/30		3,635	4,533,208
5.25%, 07/01/34	(PR 07/01/18)	15,010	15,893,189
Series B
5.25%, 07/01/17		600	609,546
5.25%, 07/01/19		1,395	1,529,478
5.25%, 07/01/21		2,120	2,462,613

Security		Principal (000s)	Value
Series C
5.00%, 07/01/31	(PR 07/01/18)	$1,000	$1,055,370
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,585,656
5.50%, 07/01/17	(ETM)	10	10,166
5.50%, 07/01/18		2,180	2,315,531
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		2,000	2,117,920
5.00%, 08/01/20		1,800	2,029,896
5.00%, 08/01/24		1,000	1,206,480
5.00%, 08/01/26		2,000	2,448,240
5.25%, 08/01/19		1,500	1,651,515
5.25%, 08/01/20		1,000	1,135,360
5.25%, 08/01/21		500	582,655
Series A
5.25%, 08/01/19		1,000	1,101,010
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	742,910
5.00%, 01/01/20	(ETM)	140	149,278
Series C
0.00%, 01/01/18	(NPFGC)	2,000	1,982,780
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,050,880
Series A
4.00%, 07/15/36	(Call 07/15/26)	4,000	4,270,800
5.00%, 07/15/22		1,000	1,176,310
5.00%, 07/15/28	(Call 07/15/26)	2,000	2,432,120
5.00%, 07/15/33	(Call 07/15/26)	3,000	3,554,670
5.00%, 07/15/36		1,490	1,867,655
5.00%, 07/15/40		4,000	5,094,240
5.00%, 01/01/47	(Call 01/01/27)	1,500	1,610,865
Series BB1
5.00%, 10/01/46	(Call 10/01/26)	1,750	1,966,808
Series P
5.00%, 07/01/43	(Call 07/01/23)	3,225	3,652,538
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(PR 08/15/17) (AMBAC)	3,000	3,053,700

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 08/15/23	(Call 08/15/22)	$1,500	$1,750,020
5.00%, 08/15/26	(Call 08/15/22)	1,075	1,246,516
5.00%, 08/15/37	(PR 08/15/17) (AMBAC)	2,850	2,907,598
5.00%, 05/15/43	(Call 05/15/23)	5,510	6,173,349
5.00%, 11/15/45	(Call 11/15/25)	2,500	2,827,550
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,039,260
5.00%, 10/15/19		1,000	1,101,050
5.00%, 10/15/21		1,035	1,199,275
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,154,770
5.00%, 08/15/29	(Call 08/15/22)	7,860	9,067,689
5.00%, 08/15/30	(Call 08/15/22)	8,235	9,393,170
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,124,910
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,093,502
5.00%, 11/15/46	(Call 11/15/26)	9,880	11,292,247
Series C
4.00%, 08/15/36	(Call 08/15/25)	1,000	1,033,380
5.00%, 08/15/27	(Call 08/15/25)	2,000	2,373,020
Massachusetts State College Building Authority RB Series B
5.00%, 05/01/43	(Call 05/01/22) (GTD)	750	833,528
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series B
5.00%, 01/01/18		720	744,998
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,382,125
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,082,730
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/23		1,500	1,788,825
5.00%, 08/01/40	(PR 08/01/20)	3,475	3,907,603
Series B
5.00%, 08/01/36	(PR 08/01/21)	1,000	1,152,920
5.00%, 08/01/39	(PR 08/01/19)	2,445	2,674,268
5.25%, 08/01/23	(AGM)	1,000	1,208,320
5.25%, 08/01/28	(AGM)	1,000	1,249,790
5.25%, 08/01/30		2,000	2,488,800
5.25%, 08/01/31	(AGM)	800	997,760

Security		Principal (000s)	Value
Series B-1
5.00%, 08/01/21	(PR 08/01/19)	$90	$98,326
5.00%, 08/01/21	(Call 08/01/19)	410	446,490
Series C
5.00%, 08/01/32	(Call 08/01/26)	6,485	7,612,612
5.00%, 08/01/34	(Call 08/01/26)	5,000	5,811,100
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,134,130
Series J
5.25%, 08/01/17	(ETM)	60	61,166
5.25%, 08/01/17		385	392,673
5.25%, 08/01/17	(ETM) (AGM)	55	56,069
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,247,260
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,536,550
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,830,325
5.00%, 11/01/44	(Call 11/01/24)	2,695	3,007,162

			410,786,963
MICHIGAN — 0.89%
City of Detroit MI GOL
5.00%, 11/01/30	(PR 03/01/17) (SAW)	1,000	1,030,370
Detroit City School District GO Series A
5.25%, 05/01/30	(AGM)	2,500	2,927,725
Great Lakes Water Authority Sewage Disposal System Revenue RB
5.00%, 07/01/34	(Call 07/01/26)	2,000	2,210,340
Great Lakes Water Authority Water Supply System Revenue RB Series A
5.00%, 07/01/46	(Call 07/01/26)	3,000	3,253,680
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	6,050	6,589,479
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,751,685
5.00%, 07/01/22	(Call 03/21/17)	400	407,636
Series A
5.00%, 07/01/18		2,000	2,112,680
5.00%, 07/01/19		1,875	2,046,300

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series B
5.00%, 01/01/22	(Call 01/01/18)	$1,780	$1,843,795
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,163,430
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,122,470
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,143,630
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	1,000	1,147,920
Michigan State Building Authority RB
Series I
5.00%, 04/15/20		1,500	1,667,715
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,471,120
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,144,280
5.00%, 10/15/30	(Call 10/15/26)	3,000	3,458,970
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,318,450
5.00%, 04/15/41	(Call 10/15/26)	1,000	1,113,050
5.00%, 10/15/51	(Call 10/15/26)	2,500	2,765,425
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,230,320
State of Michigan GO
Series A
5.00%, 05/01/17		200	201,552
5.00%, 05/01/19	(Call 05/01/18)	230	240,950
5.00%, 11/01/20	(PR 11/01/18)	760	811,627
5.25%, 11/01/22	(PR 11/01/18)	200	214,416
State of Michigan RB
5.00%, 03/15/23		1,000	1,163,990
5.00%, 03/15/24		4,000	4,675,560
5.00%, 03/15/26		2,500	2,957,900
5.00%, 03/15/27		300	356,811
5.25%, 09/15/20	(PR 09/15/17) (AGM)	1,310	1,342,567
5.25%, 09/15/21	(PR 09/15/17) (AGM)	2,240	2,295,686
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20	(Call 11/01/19)	2,820	3,093,117
University of Michigan RB Series A
5.00%, 04/01/23		1,500	1,779,105

			70,053,751

Security		Principal (000s)	Value
MINNESOTA — 0.69%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A
5.00%, 01/01/26		$1,215	$1,464,209
Series C
5.00%, 01/01/41	(Call 01/01/27)	1,500	1,712,730
5.00%, 01/01/46	(Call 01/01/27)	4,000	4,549,280
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,114,370
Series B
5.00%, 03/01/17		5,000	5,001,850
5.00%, 03/01/19		510	550,856
State of Minnesota GO
5.00%, 08/01/17		800	814,720
5.00%, 08/01/19	(PR 08/01/17)	1,000	1,018,250
5.00%, 08/01/25	(PR 08/01/17)	2,000	2,036,500
Series 2010-D
5.00%, 08/01/22	(Call 08/01/20)	1,650	1,854,534
Series A
5.00%, 08/01/18		700	740,964
5.00%, 08/01/19		2,770	3,031,155
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,789,200
Series D
5.00%, 08/01/18		2,000	2,117,040
5.00%, 08/01/20		640	721,050
5.00%, 08/01/21		4,650	5,368,983
5.00%, 08/01/23		4,000	4,768,640
5.00%, 08/01/25		2,000	2,437,380
5.00%, 08/01/26		3,000	3,695,190
Series F
5.00%, 10/01/17		2,790	2,860,950
5.00%, 10/01/20		1,500	1,697,490
Series H
5.00%, 11/01/19		500	551,435
State of Minnesota RB
Series B
5.00%, 03/01/19		500	539,605
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,133,120

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/46	(Call 01/01/24)	$2,000	$2,210,500

			53,780,001
MISSISSIPPI — 0.11%
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,128,740
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,124,070
Series C
5.00%, 10/01/19		1,075	1,181,672
5.00%, 10/01/24		1,000	1,199,980
5.00%, 10/01/27	(Call 10/01/25)	3,420	4,064,191

			8,698,653
MISSOURI — 0.40%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,225,280
City of Kansas City MO RB Series C
5.25%, 04/01/40	(PR 04/01/18)	500	524,075
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,120,340
Metropolitan St. Louis Sewer District RB Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,355,650
Missouri Highway & Transportation Commission RB
5.00%, 05/01/17		1,240	1,249,610
5.25%, 05/01/18	(PR 05/01/17)	600	604,872
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,570,706
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,520,300
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	4,782,600
Series A
5.00%, 05/01/23		5,795	6,892,863
5.00%, 05/01/24		1,000	1,202,050
Series B
5.00%, 05/01/21		2,000	2,298,280

Security		Principal (000s)	Value
Missouri State Environmental Improvement & Energy Resources Authority RB Series A
5.00%, 07/01/17		$150	$152,242
University of Missouri RB Series A
5.00%, 11/01/19		1,055	1,164,319

			31,663,187
NEBRASKA — 0.15%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,130,460
Nebraska Public Power District RB Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,110,890
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
5.00%, 02/01/49	(Call 02/01/26)	2,000	2,229,480
Omaha Public Power District RB
Series A
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,218,560
Series AA
4.00%, 02/01/34	(Call 02/01/24)	2,500	2,585,575
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,155,970
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,105,610

			11,536,545
NEVADA — 0.84%
Clark County School District GOL
Series 2015D
5.00%, 06/15/28	(Call 12/15/25)	1,000	1,163,060
Series A
5.00%, 06/15/22	(PR 06/15/18)	1,500	1,580,430
5.00%, 06/15/25	(Call 06/15/17) (NPFGC)	1,350	1,406,579
5.00%, 06/15/27	(PR 06/15/18)	10,500	11,061,540
Series B
5.00%, 06/15/19	(PR 06/15/17) (AMBAC)	1,415	1,433,225
Series C
5.00%, 06/15/22	(PR 12/15/17)	1,775	1,834,551
5.00%, 06/15/26	(Call 12/15/25)	4,705	5,550,865

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Clark County Water Reclamation District GOL Series A
5.25%, 07/01/38	(PR 07/01/19)	$6,050	$6,634,672
County of Clark Department of Aviation RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,083,020
Series B
5.00%, 07/01/18		7,010	7,386,507
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,854,394
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	545,870
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,726,300
County of Clark NV GOL Series B
5.00%, 11/01/27	(Call 11/01/26)	2,000	2,410,080
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,050,920
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,113,560
State of Nevada GOL
5.00%, 03/01/22		1,000	1,162,430
5.00%, 06/01/27	(PR 06/01/18)	3,000	3,155,850
Series D
5.00%, 04/01/25		2,000	2,402,760
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28	(Call 06/01/26)	5,000	5,961,100

			65,517,713
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/17		25	25,501

			25,501
NEW JERSEY — 4.38%
Essex County Improvement Authority RB
5.25%, 12/15/20	(ETM)	5	5,723
5.25%, 12/15/20		995	1,130,897

Security		Principal (000s)	Value
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	$1,500	$1,829,670
Series C
5.13%, 11/01/18	(AGM)	1,000	1,064,520
5.25%, 11/01/20	(AGM)	700	788,935
New Jersey Building Authority RB Series A
5.00%, 06/15/18		1,000	1,035,380
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	1,250	1,291,625
5.00%, 03/01/19	(PR 03/01/18)	2,165	2,256,060
5.00%, 06/15/19		1,055	1,116,063
5.00%, 06/15/22	(AGM)	1,500	1,678,530
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,084,080
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,066,650
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,032,610
5.00%, 06/15/26	(Call 06/15/22)	500	531,165
5.00%, 06/15/26	(Call 06/15/25)	5,000	5,203,800
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,109,556
5.25%, 06/15/31	(Call 06/15/25)	2,500	2,595,125
5.25%, 06/15/40	(Call 06/15/25)	1,000	1,014,700
Series A
5.00%, 05/01/17		1,100	1,106,479
5.00%, 07/01/29	(Call 03/31/17) (NPFGC)	200	205,002
5.25%, 07/01/17	(Call 03/31/17) (NPFGC)	3,050	3,063,146
Series AA
5.50%, 12/15/29	(PR 06/15/19)	165	181,568
5.50%, 12/15/29	(Call 06/15/19)	85	88,701
Series AAA
5.00%, 06/15/41	(Call 12/15/26)	1,000	1,002,230
Series B
5.00%, 11/01/19	(SAP)	1,500	1,584,510
5.00%, 11/01/20	(SAP)	4,000	4,255,120
5.00%, 11/01/23	(SAP)	2,000	2,126,840
5.00%, 11/01/26	(SAP)	2,000	2,088,780
Series BBB
5.00%, 06/15/23		1,000	1,064,190
5.50%, 06/15/30	(Call 12/15/26)	3,000	3,228,210
Series EE
5.25%, 09/01/24	(Call 03/01/21)	750	797,565

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	$1,850	$1,957,874
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	262,510
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,930,941
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	605,937
Series II
5.00%, 03/01/23	(Call 03/01/22)	2,000	2,121,400
5.00%, 03/01/25	(Call 03/01/22)	2,000	2,081,560
Series K
5.50%, 12/15/19	(AMBAC)	3,345	3,582,160
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,089,580
Series NN
5.00%, 03/01/19	(ETM)	3,000	3,233,250
5.00%, 03/01/21		2,000	2,126,760
5.00%, 03/01/22		4,000	4,258,120
5.00%, 03/01/24	(Call 03/01/23)	4,000	4,205,640
5.00%, 03/01/25	(Call 03/01/23)	3,590	3,737,010
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,046,320
Series PP
5.00%, 06/15/19		1,925	2,024,619
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,117,360
5.00%, 06/15/27	(Call 06/15/24)	3,000	3,110,430
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,555,000
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,502,610
Series XX
5.00%, 06/15/21		2,260	2,404,550
5.00%, 06/15/22		2,000	2,131,960
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	870,848
New Jersey Educational Facilities Authority RB Series A
5.00%, 07/01/26	(Call 07/01/24)	1,650	1,966,536
New Jersey Institute of Technology/NJ RB Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,727,575

Security		Principal (000s)	Value
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	$6,500	$7,387,380
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,111,860
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,215,060
5.00%, 01/01/38	(Call 07/01/22)	6,000	6,670,800
5.00%, 01/01/43	(Call 07/01/22)	14,270	15,683,158
Series B
5.00%, 01/01/19		5,180	5,547,210
5.00%, 01/01/21		1,000	1,130,960
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,150,900
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,275,960
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,831,850
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,579,340
Series E
5.25%, 01/01/40	(Call 01/01/19)	2,500	2,652,200
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,589,625
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,136,406
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,905,605
New Jersey Transit Corp. COP
5.00%, 09/15/17	(ETM) (NPFGC-FGIC)	690	706,139
New Jersey Transit Corp. RB Series A
5.00%, 09/15/18		1,500	1,569,375
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,510,969
5.25%, 12/15/21	(NPFGC)	695	775,801
Series A
0.00%, 12/15/25		2,085	1,401,641
0.00%, 12/15/28		4,140	2,342,122
0.00%, 12/15/29		3,290	1,751,695
0.00%, 12/15/30		1,000	504,650
0.00%, 12/15/31		5,025	2,395,418
0.00%, 12/15/32		400	178,596
0.00%, 12/15/33		930	390,079
0.00%, 12/15/34		1,055	415,849
0.00%, 12/15/35		11,710	4,356,471
0.00%, 12/15/36		3,750	1,310,925
0.00%, 12/15/37		700	229,250

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
0.00%, 12/15/38		$4,145	$1,286,566
0.00%, 12/15/39		8,700	2,553,624
0.00%, 12/15/40		2,500	693,775
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	527,037
5.00%, 06/15/18		1,000	1,035,380
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,941,154
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,006,550
5.25%, 12/15/20		3,080	3,310,538
5.25%, 12/15/21		860	932,524
5.25%, 12/15/21	(ETM) (NPFGC)	5	5,869
5.25%, 12/15/22		695	756,230
5.50%, 12/15/21		2,910	3,187,410
5.50%, 12/15/22		4,200	4,624,578
5.50%, 12/15/23		1,500	1,653,960
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	411,352
5.75%, 06/15/17		1,060	1,073,250
Series A-1
5.00%, 06/15/19		2,350	2,487,640
5.00%, 06/15/20		1,700	1,829,625
5.00%, 06/15/21		1,950	2,125,461
5.00%, 06/15/24		1,000	1,090,860
5.00%, 06/15/28	(Call 06/15/26)	3,750	4,012,575
5.00%, 06/15/29	(Call 06/15/26)	1,870	1,988,913
5.00%, 06/15/30	(Call 06/15/26)	1,000	1,057,910
Series A-2
5.00%, 06/15/21	(Call 06/15/18)	2,600	2,697,266
5.00%, 06/15/22	(Call 06/15/18)	3,000	3,105,960
5.00%, 06/15/23	(Call 06/15/18)	3,000	3,098,550
5.00%, 06/15/24	(Call 06/15/18)	1,750	1,802,483
5.00%, 06/15/29	(Call 06/15/18)	4,000	4,095,200
5.00%, 06/15/30	(Call 06/15/18)	2,000	2,046,320
5.00%, 06/15/31	(Call 06/15/18)	3,000	3,067,170
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,469,250
5.00%, 06/15/20		85	90,153
5.00%, 06/15/22		1,000	1,072,730
5.00%, 06/15/22	(SAP)	1,275	1,367,731
5.00%, 06/15/23	(Call 06/15/22) (SAP)	4,150	4,431,494

Security		Principal (000s)	Value
5.00%, 06/15/25	(Call 06/15/24)	$1,000	$1,049,430
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,001,590
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,000,460
5.00%, 06/15/45	(Call 06/15/25)	2,500	2,499,825
5.25%, 06/15/41	(Call 06/15/25)	1,000	1,015,370
Series B
5.00%, 06/15/20		1,075	1,140,167
5.00%, 06/15/42	(Call 06/15/21)	7,815	7,823,362
5.25%, 06/15/22	(Call 06/15/21)	560	599,138
5.25%, 12/15/22	(AMBAC)	1,900	2,067,390
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,033,640
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,325,920
5.50%, 12/15/21	(NPFGC)	500	563,725
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,049,800
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,225,906
0.00%, 12/15/28	(AMBAC)	3,130	1,860,722
0.00%, 12/15/30	(NPFGC)	3,500	1,869,000
0.00%, 12/15/31	(NPFGC-FGIC)	2,000	1,013,040
0.00%, 12/15/32	(AGM)	5,000	2,415,100
0.00%, 12/15/35	(AMBAC)	3,990	1,585,626
5.50%, 12/15/17	(AGM)	2,385	2,468,070
Series D
5.00%, 12/15/23		2,000	2,145,820
5.00%, 12/15/24		2,020	2,149,280
5.00%, 06/15/32	(Call 12/15/24)	8,500	8,664,305
5.25%, 12/15/23		3,525	3,834,389
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/28	(Call 07/01/24)	5,010	5,776,179
5.00%, 01/01/34	(Call 01/01/26)	2,000	2,258,800
Series B
5.00%, 01/01/20		1,745	1,924,002
Series E
5.00%, 01/01/34	(Call 01/01/25)	2,000	2,243,420
5.00%, 01/01/45	(Call 01/01/25)	12,045	13,378,743
State of New Jersey GO
5.00%, 06/01/27	(Call 06/01/25)	2,000	2,248,680
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,638,705
Series L
5.25%, 07/15/17	(AMBAC)	1,000	1,017,110
5.25%, 07/15/19	(AMBAC)	420	456,309
Series Q
5.00%, 08/15/19		1,000	1,083,030

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 08/15/20		$1,000	$1,102,390
5.00%, 08/15/21	(Call 08/15/20)	500	547,940
Series T
5.00%, 06/01/22		2,000	2,247,160

			343,245,905
NEW MEXICO — 0.11%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		500	561,515
5.00%, 06/15/23	(Call 06/15/20)	3,260	3,629,488
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		2,000	2,174,620
4.00%, 07/01/23		1,800	2,006,604

			8,372,227
NEW YORK — 20.31%
Battery Park City Authority RB
Series A
5.00%, 11/01/22		500	593,995
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,885,420
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	249,665
6.38%, 07/15/43	(PR 01/15/20)	1,875	2,150,925
City of New York NY GO
5.00%, 08/01/18	(PR 08/01/17)	15	15,276
5.00%, 08/01/18	(Call 08/01/17)	1,985	2,020,373
5.00%, 10/01/18	(PR 10/01/17)	475	487,065
5.00%, 10/01/20	(PR 10/01/17)	195	199,953
5.00%, 10/01/22	(PR 10/01/17)	125	128,175
5.00%, 10/01/22	(Call 10/01/17)	680	696,742
5.00%, 10/01/24	(PR 10/01/17) (AGM)	410	420,414
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,845	1,889,760
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,086,840
Series A
5.00%, 08/01/17		6,650	6,771,695
5.00%, 08/01/18		9,845	10,412,761
5.00%, 08/01/21		1,500	1,720,800
5.00%, 08/01/24		1,500	1,781,250
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,869,975
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,140,070

Security		Principal (000s)	Value
Series A-1
5.00%, 08/01/17		$355	$361,497
5.00%, 08/01/30	(Call 08/01/21)	500	562,255
5.00%, 08/01/31	(Call 08/01/21)	710	798,402
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,124,510
5.00%, 08/01/38	(Call 08/01/26)	3,000	3,415,350
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,153,416
Series B
5.00%, 08/01/17		2,790	2,841,057
5.00%, 08/01/20		1,600	1,797,472
Series B-1
5.00%, 12/01/29	(Call 12/01/26)	1,000	1,187,220
5.00%, 12/01/33	(Call 12/01/26)	1,000	1,160,720
5.00%, 12/01/35	(Call 12/01/26)	7,815	8,971,542
5.00%, 12/01/38	(Call 12/01/26)	1,500	1,713,885
5.00%, 12/01/41	(Call 12/01/26)	4,750	5,414,525
5.25%, 09/01/20	(Call 09/01/18)	500	533,110
5.25%, 09/01/23	(Call 09/01/18)	1,385	1,474,125
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,063,720
Series C
5.00%, 08/01/18		1,140	1,205,744
5.00%, 08/01/22		1,000	1,166,040
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,192,120
5.00%, 08/01/26	(Call 02/01/26)	6,200	7,456,802
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,700,680
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,748,700
5.00%, 08/01/28	(Call 02/01/27)	1,000	1,193,770
5.25%, 08/01/17		250	254,840
5.25%, 08/01/18		480	509,376
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	25	25,613
5.00%, 10/01/19	(PR 10/01/17)	1,570	1,609,784
5.00%, 10/01/19	(Call 10/01/17)	730	747,564
5.00%, 10/01/20	(Call 10/01/17)	285	291,831
Series D
5.00%, 08/01/18		2,000	2,115,340
5.00%, 08/01/19		4,000	4,371,880
5.00%, 08/01/22		2,000	2,332,080
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,333,140
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,891,850
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,148,020
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,689,512
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,901,152

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.13%, 12/01/27	(PR 12/01/17)	$910	$940,221
5.13%, 12/01/27	(Call 12/01/17)	590	608,585
Series E
5.00%, 08/01/17		3,340	3,401,122
5.00%, 08/01/19		100	109,297
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,096,060
5.00%, 08/01/22	(Call 08/01/19)	400	438,424
5.00%, 08/01/23		3,000	3,539,430
5.00%, 08/01/25		2,000	2,393,080
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,685,730
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,534,785
5.00%, 08/01/27	(Call 08/01/26)	4,140	4,983,028
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,304,364
6.25%, 10/15/28	(Call 10/15/18)	50	54,205
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	34,099
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,106,565
Series G
5.00%, 08/01/17		3,800	3,869,540
5.00%, 08/01/21		5,000	5,736,000
5.00%, 08/01/22	(PR 08/01/17)	200	203,680
5.00%, 08/01/22	(Call 08/01/17)	1,085	1,104,291
5.00%, 08/01/22		1,500	1,749,060
5.00%, 08/01/23		3,000	3,539,430
5.00%, 08/01/24	(PR 08/01/17)	100	101,840
5.00%, 08/01/24	(Call 08/01/17)	550	559,708
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,875,400
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,178,941
Series H-1
5.13%, 03/01/26	(Call 03/01/19)	10,000	10,778,100
Series I
5.00%, 08/01/18		3,035	3,210,028
5.00%, 08/01/27	(Call 08/01/22)	19,220	22,167,579
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,147,120
Series I-1
5.00%, 08/01/17		4,300	4,378,690
5.00%, 08/01/18		215	227,399
5.00%, 08/01/19		2,300	2,513,831
5.38%, 04/01/36	(PR 04/01/19)	1,740	1,897,557
5.38%, 04/01/36	(Call 04/01/19)	760	821,317
Series J
5.00%, 08/01/17		1,000	1,018,300

Security		Principal (000s)	Value
5.00%, 08/01/18		$1,000	$1,057,670
5.00%, 08/01/21		1,010	1,158,672
5.00%, 08/01/22		1,500	1,749,060
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,369,880
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	298,254
5.00%, 05/15/31	(PR 05/15/19)	90	97,843
5.00%, 05/15/31	(Call 05/15/19)	1,410	1,513,734
Series L-1
5.00%, 04/01/27		1,200	1,201,243
City of New York NY GOL Series F-1
5.00%, 06/01/36	(Call 06/01/25)	1,100	1,239,238
County of Nassau NY GOL Series B
5.00%, 04/01/43	(Call 04/01/23)	3,000	3,274,080
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 03/31/17) (NPFGC)	2,160	2,164,428
5.00%, 02/15/47	(Call 03/31/17)	6,425	6,479,998
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,101,680
5.00%, 02/15/47	(Call 03/31/17) (FGIC)	2,725	2,746,010
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,385,875
5.75%, 02/15/47	(Call 02/15/21)	3,500	3,977,540
Long Island Power Authority RB
Series 2015-B
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,109,550
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,044,280
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,557,601
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,105,240
5.50%, 04/01/22	(Call 04/01/19)	500	537,535
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	1,100	1,205,226
5.75%, 04/01/39	(Call 04/01/19)	3,700	3,983,198
6.00%, 05/01/33	(PR 05/01/19)	1,000	1,106,390
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,931,457
5.00%, 09/01/41	(Call 09/01/26)	500	559,355

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.75%, 04/01/25	(PR 04/01/19)	$1,050	$1,152,407
5.75%, 04/01/33	(PR 04/01/19)	1,395	1,531,054
Series F
5.00%, 05/01/17	(NPFGC)	225	226,679
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	1,000	1,085,490
5.00%, 11/15/29	(Call 11/15/25)	7,000	8,141,350
Series A
0.00%, 11/15/30		7,000	4,419,660
5.00%, 11/15/18		250	267,203
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,760,955
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,171,000
5.00%, 11/15/26	(Call 11/15/22)	1,535	1,794,768
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,334,900
5.00%, 11/15/30	(Call 05/15/23)	1,110	1,256,631
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,386,018
5.00%, 11/15/41	(Call 11/15/21)	500	558,810
5.00%, 11/15/43	(Call 05/15/23)	8,580	9,499,690
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,675,020
5.50%, 11/15/39	(PR 11/15/18)	600	647,256
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,233,640
5.00%, 11/15/44	(Call 11/15/23)	7,425	8,269,074
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,227,560
5.25%, 11/15/56	(Call 05/15/26)	9,200	10,402,992
Series B
4.00%, 11/15/45	(Call 05/15/25)	2,000	2,029,320
4.50%, 11/15/37	(PR 11/15/17)	500	513,555
5.00%, 11/15/34	(Call 11/15/19)	6,175	6,747,978
5.25%, 11/15/23	(AMBAC)	210	250,910
Series B-2
5.00%, 11/15/38	(Call 11/15/26)	3,745	4,297,088
Series C
5.00%, 11/15/20		1,305	1,474,415
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,154,850
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,214,060
6.25%, 11/15/23	(PR 11/15/18)	2,180	2,378,664
6.25%, 11/15/23	(Call 11/15/18)	520	566,498
Series C-1
5.00%, 11/15/56	(Call 11/15/26)	5,010	5,545,168
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	1,750	1,920,100

Security		Principal (000s)	Value
Series D
5.00%, 11/15/21		$1,000	$1,154,870
5.00%, 11/15/23	(Call 11/15/17)	10,100	10,391,486
5.00%, 11/15/24	(Call 11/15/17)	3,200	3,292,160
5.00%, 11/15/30	(Call 11/15/26)	1,500	1,751,460
5.00%, 11/15/34	(Call 11/15/20)	1,695	1,885,755
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,804,750
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,515,905
5.00%, 11/15/43	(Call 11/15/23)	6,000	6,689,760
5.25%, 11/15/34	(Call 11/15/20)	280	314,656
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,131,100
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,756,319
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,933,629
5.00%, 11/15/43	(Call 11/15/23)	3,050	3,400,628
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	795,585
5.00%, 11/15/18		1,615	1,726,128
5.00%, 11/15/19		1,285	1,413,718
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,256,710
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,277,230
5.00%, 11/15/27	(Call 11/15/22)	10,000	11,595,200
5.00%, 11/15/30	(Call 11/15/22)	6,750	7,795,237
MTA Hudson Rail Yards Trust Obligations RB
Series A
5.00%, 11/15/46	(Call 11/15/19)	5,000	5,353,400
5.00%, 11/15/51	(Call 11/15/21)	4,000	4,290,720
5.00%, 11/15/56	(Call 11/15/23)	10,000	10,766,100
Nassau County Interim Finance Authority RB Series SER
5.00%, 11/15/22		1,000	1,189,530
Nassau County Sewer & Storm Water Finance Authority RB Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	556,852
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	600	687,906

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 03/31/17) (FGIC)	$290	$290,693
5.00%, 03/01/46	(Call 03/31/17) (FGIC)	1,550	1,560,028
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	835	943,166
Series S-1
4.00%, 07/15/40	(Call 01/15/26) (SAW)	6,100	6,218,706
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,612,879
5.00%, 07/15/24	(Call 07/15/22) (SAW)	660	766,788
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,131,020
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,341,264
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,693,395
5.00%, 07/15/36	(Call 03/31/17) (NPFGC-FGIC, SAW)	1,000	1,003,360
5.00%, 07/15/37	(Call 07/15/22) (SAW)	4,525	5,105,648
5.00%, 07/15/40	(Call 01/15/25) (SAW)	6,730	7,542,782
5.00%, 07/15/43	(Call 01/15/26) (SAW)	5,000	5,637,200
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,454,629
Series S-1A
5.00%, 07/15/19	(SAW)	175	191,051
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,116,820
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,687,470
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,289,620

Security		Principal (000s)	Value
5.00%, 07/15/35	(Call 07/15/25) (SAW)	$1,500	$1,704,135
6.00%, 07/15/38	(Call 07/15/18) (SAW)	12,085	12,879,468
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	5,985,120
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,495,004
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		2,500	2,591,750
5.00%, 11/01/17	(ETM)	225	231,460
5.00%, 11/01/17		950	977,208
5.00%, 11/01/25	(PR 05/01/17)	695	700,365
5.00%, 11/01/25	(Call 05/01/17)	355	357,638
5.00%, 11/01/27	(PR 11/01/17)	2,800	2,881,340
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,758,876
5.00%, 11/01/30	(Call 05/01/17)	80	80,521
5.00%, 11/01/30	(PR 05/01/17)	170	171,312
5.00%, 08/01/31	(Call 08/01/25)	1,300	1,512,238
5.00%, 05/01/32	(Call 05/01/26)	6,820	7,924,499
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,120,550
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,272,454
5.00%, 02/01/33	(Call 02/01/25)	1,710	1,948,306
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,134,830
5.00%, 08/01/34	(Call 08/01/24)	2,500	2,851,975
5.00%, 02/01/35	(Call 02/01/25)	2,630	2,972,768
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,274,420
5.00%, 05/01/37	(Call 05/01/26)	3,000	3,426,270
5.00%, 08/01/37	(Call 08/01/25)	5,500	6,234,580
5.00%, 08/01/39	(Call 08/01/24)	3,300	3,724,611
5.00%, 05/01/40	(Call 05/01/26)	3,200	3,632,896
5.00%, 02/01/41	(Call 02/01/25)	13,050	14,682,555
Series A
5.00%, 11/01/20		1,000	1,133,350
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,159,700
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,158,230
5.00%, 05/01/28	(Call 05/01/19)	1,710	1,849,587
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,141,560
5.00%, 11/01/38	(Call 11/01/23)	3,500	3,988,565

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	$1,610	$1,877,534
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,074,620
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,350,922
5.00%, 08/01/38	(Call 08/01/24)	750	847,035
Series B
5.00%, 11/01/18		3,085	3,292,250
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,091,172
5.00%, 02/01/27	(Call 02/01/21)	1,985	2,250,970
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,156,570
Series B-1
5.00%, 08/01/31	(Call 08/01/26)	3,500	4,092,830
5.00%, 11/01/35	(Call 11/01/25)	2,000	2,282,120
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,245,420
Series C
5.00%, 11/01/20		5,960	6,754,766
5.00%, 11/01/26	(Call 05/01/24)	1,020	1,207,323
5.00%, 11/01/33	(Call 11/01/20)	6,270	6,969,920
5.00%, 11/01/39	(Call 11/01/20)	1,525	1,695,236
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,422,100
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,783,950
5.00%, 02/01/35	(Call 02/01/21)	5,645	6,247,886
Series E
5.00%, 11/01/18		1,500	1,600,770
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,898,600
5.00%, 02/01/34	(Call 02/01/26)	5,890	6,766,491
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,246,080
5.00%, 02/01/40	(Call 02/01/26)	2,625	2,971,841
5.00%, 02/01/42	(Call 02/01/22)	5,685	6,348,042
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,281,800
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,575,182
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,802,825
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,129,970
5.00%, 05/01/42	(Call 05/01/23)	8,420	9,433,010
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/18)	2,000	2,130,260
New York City Water & Sewer System RB
4.50%, 06/15/39	(PR 06/15/17)	580	586,699

Security		Principal (000s)	Value
4.50%, 06/15/39	(Call 06/15/17)	$665	$670,719
5.00%, 06/15/21	(PR 06/15/18)	185	195,014
5.00%, 06/15/21	(Call 06/15/18)	815	860,567
5.00%, 06/15/26	(Call 06/15/21)	4,630	5,278,524
5.00%, 06/15/29	(PR 06/15/18)	205	216,097
5.00%, 06/15/29	(Call 06/15/18)	1,255	1,325,167
5.00%, 06/15/29	(Call 12/15/19)	3,750	4,146,900
5.00%, 06/15/31	(Call 06/15/21)	485	546,944
5.00%, 06/15/32	(Call 06/15/21)	2,015	2,261,717
5.00%, 06/15/39	(Call 06/15/25)	7,775	8,799,512
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,239,440
5.00%, 06/15/46	(Call 06/15/23)	10,750	11,929,275
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,138,524
5.38%, 06/15/43	(Call 12/15/20)	9,140	10,318,420
5.50%, 06/15/40	(Call 06/15/19)	10,000	10,930,200
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,135,460
Series A
4.75%, 06/15/30	(PR 06/15/17)	915	926,245
4.75%, 06/15/30	(Call 06/15/17)	3,935	3,976,672
5.00%, 06/15/38	(Call 06/15/17)	4,845	4,898,634
5.75%, 06/15/40	(PR 06/15/18)	115	122,336
5.75%, 06/15/40	(Call 06/15/18)	385	407,961
Series AA
4.75%, 06/15/33	(Call 06/15/17) (NPFGC-FGIC)	1,125	1,136,126
5.00%, 06/15/22	(PR 06/15/18)	1,400	1,476,342
5.00%, 06/15/27	(PR 06/15/17)	500	506,455
5.00%, 06/15/44	(Call 06/15/21)	4,625	5,132,871
5.00%, 06/15/44	(Call 06/15/24)	2,000	2,256,120
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,231,913
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,090,040
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,397,029
5.00%, 06/15/47	(Call 12/15/22)	11,260	12,551,184
Series CC
5.00%, 06/15/34	(Call 06/15/18)	3,700	3,878,636
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,397,900
5.00%, 06/15/46	(Call 06/15/26)	4,100	4,622,422
5.00%, 06/15/47	(Call 06/15/23)	14,985	16,565,618
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	1,250	1,312,000
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,801,025
Series CC-2
5.00%, 06/15/23	(Call 12/15/21)	2,000	2,311,460

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series DD
4.75%, 06/15/36	(Call 06/15/17)	$500	$504,880
5.00%, 06/15/32	(Call 06/15/18)	900	943,452
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,612,311
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,520,640
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,135,070
Series EE
5.00%, 06/15/17	(ETM)	1,225	1,240,925
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,411,388
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,068,576
5.00%, 06/15/45	(Call 06/15/24)	3,700	4,171,232
5.00%, 06/15/47	(Call 06/15/23)	6,000	6,632,880
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,522,820
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,106,010
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	767,879
Series GG
5.00%, 06/15/37	(Call 06/15/25)	1,815	2,056,994
5.00%, 06/15/39	(Call 06/15/25)	5,780	6,541,631
5.00%, 06/15/43	(Call 06/15/21)	3,330	3,695,667
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,662,163
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	1,500	1,697,745
5.00%, 11/15/45	(Call 11/15/25)	1,000	1,128,590
Series A
0.00%, 11/15/47		2,500	656,750
0.00%, 11/15/55		2,500	446,175
5.00%, 11/15/46	(Call 11/15/26)	1,500	1,679,925
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	5,040	5,594,047
5.25%, 12/15/43	(Call 12/15/21)	100	113,080
5.75%, 11/15/51	(Call 11/15/21)	1,750	1,997,170
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	235,591
Series C
5.50%, 04/01/17		865	868,849
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,079,715

Security		Principal (000s)	Value
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		$1,000	$1,178,730
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,120,410
Series C
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	515,680
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,465,600
5.00%, 03/15/18		5,380	5,618,495
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,106,060
5.00%, 03/15/25		3,000	3,636,060
5.00%, 03/15/33	(Call 03/15/24)	5,000	5,705,900
5.50%, 05/01/37	(PR 05/01/19)	850	931,702
5.75%, 05/01/37	(PR 05/01/19)	435	479,144
Series 1
5.50%, 07/01/40	(AMBAC)	530	682,576
Series 2014
5.00%, 02/15/20		4,000	4,447,800
Series 2015-B
5.00%, 03/15/31	(Call 09/15/25)	5,000	5,855,800
5.00%, 03/15/34	(Call 09/15/25)	5,235	6,061,868
Series A
4.00%, 05/15/18		2,000	2,076,240
5.00%, 03/15/17		3,500	3,507,245
5.00%, 05/15/18		1,240	1,302,211
5.00%, 03/15/20		1,000	1,116,920
5.00%, 12/15/20		5,200	5,916,092
5.00%, 12/15/21		1,500	1,745,715
5.00%, 03/15/22		1,300	1,518,569
5.00%, 03/15/23		1,000	1,181,930
5.00%, 03/15/24		1,000	1,199,010
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,157,040
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,501,990
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,368,240
5.00%, 12/15/26	(Call 12/15/22)	16,565	19,326,882
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,762,530
5.00%, 03/15/27	(PR 03/15/18)	6,000	6,263,760
5.00%, 03/15/27	(Call 09/15/26)	6,200	7,542,052
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,340,620
5.00%, 03/15/28	(Call 03/15/19)	8,000	8,603,120
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,327,660
5.00%, 03/15/30	(Call 03/15/25)	3,100	3,606,726

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 03/15/31	(Call 03/15/24)	$4,000	$4,603,360
5.00%, 06/15/31	(Call 12/15/22)	4,070	4,682,169
5.00%, 02/15/35	(Call 08/15/26)	1,500	1,725,555
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,135,910
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,397,765
5.00%, 03/15/38	(Call 03/15/23)	3,395	3,821,887
5.00%, 02/15/39	(PR 02/15/19)	5	5,386
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,081,441
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,231,605
5.00%, 02/15/40	(Call 08/15/26)	3,000	3,419,490
5.00%, 02/15/41	(Call 08/15/26)	1,920	2,186,784
5.00%, 07/01/41	(Call 07/01/21)	500	555,140
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,117,880
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,867,535
5.00%, 03/15/44	(Call 03/15/24)	11,170	12,534,192
5.25%, 05/15/21		1,000	1,133,410
5.50%, 05/15/17		2,800	2,829,092
5.50%, 07/01/18	(NPFGC-FGIC)	415	440,398
5.75%, 07/01/27	(NPFGC)	500	611,755
Series A-2
5.00%, 10/01/46	(Call 04/01/26)	1,000	1,156,360
Series B
5.00%, 03/15/17		2,500	2,505,150
5.00%, 03/15/19		1,020	1,102,467
5.00%, 03/15/21		1,500	1,716,315
5.00%, 02/15/25		1,000	1,196,060
5.00%, 03/15/28	(Call 03/15/19)	780	838,804
5.00%, 02/15/31	(Call 02/15/25)	9,395	10,853,950
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,692,705
5.00%, 02/15/38	(Call 02/15/25)	1,000	1,126,400
5.00%, 02/15/41	(Call 02/15/25)	3,040	3,415,166
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,224,880
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,250,740
5.50%, 03/15/26	(AMBAC)	845	1,057,965
5.50%, 03/15/27	(AMBAC)	3,375	4,271,670
Series C
5.00%, 03/15/17	(ETM)	2,265	2,269,734
5.00%, 03/15/17		135	135,278
5.00%, 03/15/19	(PR 03/15/18)	4,200	4,384,632
5.00%, 03/15/22		1,000	1,165,480
5.00%, 03/15/24	(PR 03/15/18)	280	292,309
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,151,540
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,145,310
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,535,834

Security		Principal (000s)	Value
5.00%, 03/15/35	(Call 03/15/24)	$5,390	$6,136,138
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,248,300
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,123,480
5.00%, 03/15/44	(Call 03/15/24)	10,000	11,154,200
Series D
5.00%, 06/15/18		1,860	1,959,268
5.00%, 02/15/19		3,100	3,341,025
5.00%, 02/15/24		2,000	2,374,840
5.00%, 02/15/28	(Call 08/15/26)	1,500	1,799,250
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,022,246
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,512,221
5.00%, 02/15/23		1,000	1,180,270
5.00%, 02/15/24		1,095	1,300,225
5.00%, 03/15/31	(Call 09/15/25)	6,895	8,035,157
5.00%, 02/15/35	(Call 02/15/20)	1,000	1,094,080
New York State Dormitory Authority RB Income Tax Revenue Series C
5.00%, 03/15/41	(Call 03/15/21)	5,135	5,659,848
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	2,500	2,602,400
5.00%, 06/15/41	(Call 06/15/26)	2,050	2,358,853
Series A
5.00%, 06/15/17		1,000	1,013,140
5.00%, 06/15/19		2,000	2,184,300
5.00%, 06/15/22		1,020	1,200,040
5.00%, 06/15/23	(Call 06/15/22)	1,170	1,364,840
5.00%, 06/15/24	(Call 06/15/22)	750	872,415
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	221,914
4.75%, 06/15/32	(Call 06/15/17)	1,370	1,384,152
5.00%, 06/15/31	(Call 06/15/21)	650	731,302
5.00%, 06/15/37	(Call 06/15/18)	10	10,484
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,242,260
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	572,300
5.00%, 04/01/22		1,610	1,876,439
5.00%, 04/01/30	(Call 04/01/22)	500	564,380
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,226,040

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series B
5.00%, 04/01/19	(PR 10/01/18)	$150	$159,696
5.00%, 04/01/19	(Call 10/01/18)	480	510,749
5.00%, 04/01/20	(PR 10/01/18)	190	202,282
5.00%, 04/01/20	(Call 10/01/18)	230	244,621
New York State Thruway Authority RB
5.00%, 04/01/18		805	841,764
5.00%, 04/01/19		550	595,485
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,303,220
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,077,526
Series A
4.00%, 01/01/56	(Call 01/01/26)	1,000	1,001,350
5.00%, 03/15/18	(Call 09/15/17)	1,000	1,024,200
5.00%, 05/01/19		21,220	22,949,006
5.00%, 05/01/19	(AGM)	1,230	1,330,220
5.00%, 03/15/21	(Call 09/15/20)	1,000	1,132,990
5.00%, 03/15/26	(Call 09/15/21)	1,495	1,720,401
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,266,660
5.00%, 01/01/46	(Call 01/01/26)	4,000	4,439,840
5.00%, 01/01/51	(Call 01/01/26)	5,000	5,498,000
Series B
5.00%, 04/01/27	(PR 10/01/17)	8,560	8,778,965
5.50%, 04/01/20	(AMBAC)	620	701,375
Series C
5.25%, 03/15/19		2,000	2,171,800
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	3,210	3,325,335
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	4,590	4,753,725
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,325,325
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	745,308
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,254,820
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,107,530
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,179,880
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	2,991,642
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,204,040

Security		Principal (000s)	Value
New York State Urban Development Corp. RB
5.00%, 12/15/17		$2,200	$2,273,942
5.00%, 12/15/18		40	42,864
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,176,570
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,327,660
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,149,530
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,626,278
5.50%, 03/15/20	(NPFGC)	1,560	1,764,204
5.50%, 03/15/24	(NPFGC)	1,090	1,332,187
Series A
5.00%, 03/15/17		2,630	2,635,418
5.00%, 03/15/19		1,000	1,080,420
5.00%, 03/15/20		4,050	4,511,902
5.00%, 03/15/22		2,000	2,328,860
5.00%, 03/15/23		6,800	8,037,124
5.00%, 03/15/25		5,000	5,986,550
5.00%, 03/15/26		1,000	1,207,950
5.00%, 03/15/27	(Call 03/15/26)	2,500	2,991,150
5.00%, 03/15/31	(Call 03/15/26)	2,000	2,337,300
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,119,040
5.00%, 03/15/32	(Call 09/15/25)	1,000	1,158,770
5.00%, 03/15/35	(Call 09/15/25)	1,525	1,743,532
Series A-1
5.00%, 12/15/17		2,365	2,444,488
5.00%, 12/15/18		310	332,193
5.00%, 03/15/27	(Call 03/15/23)	3,725	4,329,903
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,337,100
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,425,400
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,787,685
Series B
5.00%, 03/15/32	(PR 03/15/17)	1,000	1,002,100
5.25%, 01/01/24	(Call 07/01/18)	250	264,088
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	269,853
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,157,620
Series C
5.00%, 03/15/17		1,000	1,002,060
5.00%, 03/15/21		2,000	2,286,720
5.00%, 12/15/21	(Call 12/15/19)	2,000	2,216,360
Series D
5.00%, 03/15/21		5,000	5,716,800
5.00%, 03/15/22		2,000	2,328,860

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 03/15/23		$3,000	$3,545,790
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,074,870
5.25%, 01/01/21	(Call 01/01/19)	500	537,340
5.50%, 01/01/19		1,515	1,638,200
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,344,550
Series E
5.00%, 03/15/20		1,200	1,336,860
5.00%, 03/15/21		1,000	1,143,360
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,347,320
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,105,520
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,037,140
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	209,315
4.50%, 09/15/39	(Call 09/15/19)	750	801,600
4.75%, 07/15/31	(Call 07/15/18)	1,870	1,960,059
4.75%, 07/15/33	(Call 07/15/18)	285	298,190
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,502,247
5.00%, 07/15/35	(Call 07/15/20)	730	808,650
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,438,038
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,714,125
5.00%, 11/15/37	(Call 11/15/17)	1,000	1,027,860
5.00%, 07/15/38	(Call 07/15/18)	125	131,246
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,168,029
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,085,550
Series 163
5.00%, 07/15/32	(Call 07/15/20)	1,275	1,415,480
Series 179
5.00%, 12/01/18		2,035	2,178,386
5.00%, 12/01/22		1,500	1,773,180
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,143,830
5.00%, 12/01/38	(Call 12/01/23)	6,615	7,513,846
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,826,550
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,423,476
5.00%, 05/01/45	(Call 05/01/25)	2,000	2,243,300
Series 194
4.00%, 10/15/45	(Call 10/15/25)	1,000	1,034,670
5.00%, 10/15/28	(Call 10/15/25)	2,000	2,365,940
5.00%, 10/15/32	(Call 10/15/25)	1,400	1,624,168
5.00%, 10/15/33	(Call 10/15/25)	3,000	3,458,070
5.00%, 10/15/41	(Call 10/15/25)	6,000	6,798,960
5.25%, 10/15/55	(Call 10/15/25)	1,000	1,140,450

Security		Principal (000s)	Value
Series 198
5.00%, 11/15/46	(Call 11/15/26)	$4,650	$5,289,747
Series 5
5.38%, 03/01/28		2,150	2,591,266
Third Series
5.00%, 07/15/39	(Call 07/15/20)	1,990	2,194,751
6.13%, 06/01/94	(Call 06/01/24)	500	602,295
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/17		1,540	1,581,950
5.00%, 10/15/18		3,800	4,053,270
5.00%, 10/15/20		2,500	2,834,925
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,410,220
5.00%, 10/15/28	(Call 10/15/24)	5,000	5,913,850
5.00%, 10/15/30	(Call 10/15/24)	7,000	8,216,180
State of New York GO Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,118,411
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,077,950
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		5,000	3,094,200
0.00%, 11/15/31		2,000	1,184,760
0.00%, 11/15/32		1,800	1,016,766
5.00%, 11/15/22		3,360	3,946,522
5.00%, 01/01/23	(PR 01/01/22)	555	645,942
5.00%, 01/01/23	(Call 01/01/22)	255	293,946
5.00%, 01/01/25	(Call 01/01/22)	1,000	1,150,220
5.00%, 01/01/26	(Call 01/01/22)	685	787,558
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,321,000
5.00%, 01/01/27	(Call 01/01/22)	1,070	1,229,665
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,152,900
5.00%, 11/15/37	(PR 05/15/18)	3,450	3,625,087
5.00%, 11/15/46	(Call 05/15/26)	3,900	4,442,802
5.00%, 11/15/47	(Call 05/15/27)	9,125	10,409,344
Series B
0.00%, 11/15/32		3,360	1,950,816
5.00%, 11/15/19		3,000	3,320,460
5.00%, 11/15/20		4,005	4,560,854
5.00%, 11/15/21		30	34,988
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,171,000

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 11/15/26	(Call 11/15/22)	$1,355	$1,583,507
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,868,864
5.00%, 11/15/38	(Call 05/15/27)	1,360	1,564,109
Series C
5.00%, 11/15/33	(PR 11/15/18)	630	674,163
5.00%, 11/15/33	(Call 11/15/18)	390	415,147
5.00%, 11/15/38	(PR 11/15/18)	475	508,298
5.00%, 11/15/38	(Call 11/15/18)	300	317,970
Series D
5.00%, 11/15/27	(PR 11/15/18)	1,540	1,647,954
5.00%, 11/15/27	(Call 11/15/18)	960	1,025,203
5.00%, 11/15/31	(PR 11/15/18)	1,850	1,979,685
5.00%, 11/15/31	(Call 11/15/18)	1,150	1,217,206
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,191,040
Utility Debt Securitization Authority RB
5.00%, 12/15/33	(Call 12/15/25)	10,640	12,417,518
5.00%, 12/15/34	(Call 12/15/25)	1,400	1,626,786
5.00%, 12/15/36	(Call 12/15/25)	5,250	6,060,757
5.00%, 12/15/37	(Call 12/15/25)	5,850	6,738,732
Series A
5.00%, 06/15/28	(Call 06/15/26)	2,000	2,416,120
Series B
5.00%, 06/15/23	(Call 06/15/21)	1,600	1,817,152
5.00%, 12/15/33	(Call 06/15/26)	450	528,917
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	7,594,210
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,449,850
5.00%, 12/15/41	(Call 12/15/23)	4,155	4,750,204

			1,590,934,801
NORTH CAROLINA — 1.41%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,096,160
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,104,000
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		1,750	1,750,648
5.00%, 03/01/18		1,000	1,042,480
County of Wake NC GO
5.00%, 03/01/19		1,000	1,080,110
5.00%, 02/01/20		1,500	1,667,370

Security		Principal (000s)	Value
Series C
5.00%, 03/01/25		$1,600	$1,939,568
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41	(Call 10/01/25)	1,000	1,143,130
5.00%, 10/01/55	(Call 10/01/25)	4,500	5,050,215
Series B
5.00%, 07/01/42	(Call 10/01/26)	2,000	2,313,160
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	569,035
5.00%, 01/01/21	(ETM)	3,165	3,589,648
Series B
5.00%, 01/01/21	(ETM)	4,090	4,638,755
5.00%, 01/01/26	(PR 01/01/19)	8,605	9,233,079
6.00%, 01/01/22	(ETM)	390	470,036
Series D
5.00%, 01/01/23	(PR 07/01/22)	5,000	5,869,850
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18	(ETM)	905	937,200
5.00%, 01/01/18		2,595	2,683,983
5.00%, 01/01/19	(ETM)	625	670,738
5.00%, 01/01/19		1,670	1,787,434
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,186,720
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,665,420
Raleigh Durham Airport Authority RB Series A
5.00%, 05/01/32	(Call 05/01/20)	630	688,187
State of North Carolina GO
Series 2013-D
4.00%, 06/01/20		5,670	6,183,645
Series A
5.00%, 03/01/17		3,075	3,076,137
5.00%, 03/01/18		940	979,931
5.00%, 06/01/25		5,000	6,093,350
5.00%, 06/01/27	(Call 06/01/26)	7,000	8,561,840
Series B
5.00%, 04/01/17		1,000	1,004,080

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 06/01/17		$400	$404,548
5.00%, 06/01/18		1,000	1,052,490
5.00%, 06/01/19		1,000	1,089,120
Series C
4.00%, 05/01/20		1,500	1,633,065
4.00%, 05/01/21		1,000	1,107,790
5.00%, 05/01/19		1,000	1,086,140
5.00%, 05/01/20		2,480	2,777,079
Series E
5.00%, 05/01/18		1,000	1,049,170
5.00%, 05/01/19		2,450	2,661,043
State of North Carolina RB
5.00%, 03/01/17		1,000	1,000,370
5.00%, 03/01/18		500	520,725
5.00%, 03/01/24		2,000	2,355,040
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,276,780
5.25%, 03/01/20	(Call 03/01/19)	1,120	1,207,584
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,652,670
Series B
5.00%, 11/01/18		1,000	1,067,980
5.00%, 11/01/20		1,150	1,302,755
5.00%, 11/01/23	(Call 11/01/21)	795	909,567
5.00%, 06/01/26		1,000	1,211,980
Series C
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,752,390
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,122,860
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,137,290
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(PR 12/01/17)	1,180	1,218,020

			110,672,365
OHIO — 0.82%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	977,873
5.00%, 02/15/38	(Call 02/15/18)	60	61,883
5.25%, 02/15/28	(PR 02/15/18)	945	985,342
5.25%, 02/15/28	(Call 02/15/18)	55	56,985
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,281
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,221,860

Security		Principal (000s)	Value
City of Columbus OH GO
Series 1
5.00%, 07/01/20		$1,000	$1,124,440
5.00%, 07/01/21		1,000	1,152,940
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,343,640
5.00%, 06/01/32	(Call 06/01/26)	2,525	2,957,204
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,547,865
5.00%, 06/01/31	(PR 12/01/17)	20	20,638
County of Hamilton OH Sales Tax Revenue RB Series A
5.00%, 12/01/30	(Call 12/01/26)	1,000	1,174,690
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	8,560	8,666,829
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,034,100
5.00%, 06/01/38	(Call 06/01/23)	1,100	1,236,653
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,242,360
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34	(Call 02/15/31)	2,145	1,961,903
5.00%, 02/15/48	(Call 02/15/23)	4,500	4,920,165
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,134,870
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,635,660
Series A-2
0.00%, 02/15/37		6,880	3,041,992
0.00%, 02/15/40		2,500	945,350
Ohio University RB Series A
5.00%, 12/01/44	(Call 06/01/27)	2,000	2,245,420
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,104,830
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	1,970	2,060,344

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series A
5.00%, 09/15/21		$1,200	$1,388,772
5.00%, 09/15/22		2,055	2,419,454
5.00%, 12/15/23		2,500	2,991,250
5.00%, 09/15/24		5,000	6,015,700
5.00%, 09/01/25		2,800	3,393,208
Series C
5.00%, 09/15/21		1,500	1,735,965

			63,824,466
OKLAHOMA — 0.29%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(PR 06/01/18) (BHAC)	1,515	1,593,704
5.00%, 06/01/29	(Call 12/01/26)	5,365	6,298,993
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,232,800
5.25%, 06/01/40	(Call 06/01/20)	500	550,885
Oklahoma Municipal Power Authority RB Series A
4.00%, 01/01/47	(Call 01/01/23)	2,025	2,045,959
Oklahoma Turnpike Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/26)	2,000	2,022,220
5.00%, 01/01/20		1,500	1,656,090
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,126,970
5.00%, 01/01/42	(Call 01/01/26)	2,000	2,250,640
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	559,120
University of Oklahoma (The) RB Series C
4.00%, 07/01/45	(Call 07/01/25)	2,000	2,002,740

			22,340,121
OREGON — 0.58%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/17		6,500	6,574,815
5.00%, 06/01/21		1,000	1,152,320
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,097,730

Security		Principal (000s)	Value
Clackamas County School District No. 12 North Clackamas GO Series B
5.00%, 06/15/27	(PR 06/15/17) (AGM, GTD)	$2,200	$2,228,270
Oregon Health & Science University RB Series B
4.00%, 07/01/46	(Call 07/01/26)	2,000	2,015,440
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	3,475	3,774,267
Series C
5.00%, 04/01/24		1,000	1,199,800
5.00%, 04/01/25	(Call 04/01/24)	8,975	10,666,967
Series D
5.00%, 04/01/29	(Call 04/01/25)	2,000	2,361,800
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	3,823,973
5.00%, 11/15/28	(Call 11/15/24)	2,500	2,952,750
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,174,950
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,752,390
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,162,191
State of Oregon GO
4.50%, 08/01/32	(PR 08/01/17)	1,255	1,275,407
4.50%, 08/01/32	(Call 08/01/17)	2,410	2,439,643

			45,652,713
PENNSYLVANIA — 3.00%
City of Philadelphia PA Airport Revenue RB Series A
5.00%, 06/15/40	(Call 06/15/20)	500	543,895
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,210,380
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	305,985

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series C
5.00%, 08/01/17	(AGM)	$370	$376,727
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,092,450
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,044,200
5.00%, 03/15/20		3,000	3,314,580
5.00%, 07/01/22		1,000	1,146,620
5.00%, 03/15/31	(Call 03/15/25)	4,400	4,937,988
First Series
4.00%, 09/01/17	(Call 03/31/17)	1,640	1,645,264
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,026,070
5.00%, 07/01/18		2,805	2,954,114
5.00%, 07/01/19		1,000	1,085,530
5.00%, 06/01/20		1,000	1,110,920
5.00%, 03/15/21		2,000	2,256,720
5.00%, 11/15/22	(Call 11/15/21)	2,600	2,960,620
5.00%, 03/15/23		2,000	2,299,800
5.00%, 04/01/23		1,000	1,150,510
5.00%, 06/15/24		2,000	2,318,540
5.00%, 09/15/24		4,000	4,648,680
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,271,480
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,738,000
5.00%, 08/15/25		3,000	3,497,730
5.00%, 03/15/26	(Call 03/15/25)	1,565	1,808,342
5.00%, 09/15/26		2,340	2,740,936
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,148,220
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,250,640
5.00%, 11/15/29	(Call 11/15/21)	2,000	2,251,320
Second Series
4.00%, 09/15/30	(Call 09/15/26)	5,000	5,251,100
5.00%, 03/01/17		500	500,185
5.00%, 07/01/17		4,025	4,085,053
5.00%, 07/01/18		4,185	4,407,475
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,017,520
5.00%, 05/01/19		780	842,501
5.00%, 07/01/19		1,475	1,601,157
5.00%, 05/01/20		755	836,955
5.00%, 07/01/20		1,255	1,397,179
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,649,745
5.00%, 07/01/21		500	567,865
5.00%, 09/15/21		1,500	1,709,670
5.00%, 10/15/23		1,000	1,157,780
5.00%, 09/15/27	(Call 09/15/26)	4,000	4,667,240

Security		Principal (000s)	Value
5.00%, 10/15/29	(Call 10/15/23)	$1,900	$2,145,480
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,126,460
5.00%, 10/15/32	(Call 10/15/23)	2,500	2,793,750
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,089,070
Series T
5.00%, 07/01/21		1,000	1,135,730
5.00%, 07/01/22		1,700	1,949,254
Third Series
5.00%, 07/15/17		3,025	3,075,154
County of Chester PA GO
5.00%, 07/15/28	(PR 07/15/19)	1,115	1,217,569
5.00%, 07/15/28	(Call 07/15/19)	295	320,535
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/47	(Call 07/01/27)	3,000	3,364,140
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,219,540
5.00%, 01/01/40	(Call 01/01/24)	1,515	1,661,788
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,087,370
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	543,975
Delaware Valley Regional Finance Authority RB Series A
5.50%, 08/01/28	(AMBAC)	610	725,644
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21	(Call 01/01/19)	5,185	5,554,587
Series A
5.00%, 07/01/17		9,225	9,364,205
5.00%, 07/01/19		3,720	4,059,859
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,036,190
5.00%, 01/01/22	(Call 07/01/17)	2,025	2,055,213
5.00%, 07/01/22	(Call 03/21/17)	725	727,849
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	3,525	3,870,838
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	773,346

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		$1,150	$1,165,054
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37	(Call 12/01/26)	2,000	1,723,200
0.00%, 12/01/37	(Call 12/01/35)	2,500	1,709,275
5.00%, 06/01/20		2,000	2,214,660
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,309,690
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,697,750
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,082,950
5.50%, 12/01/34	(PR 12/01/20)	85	98,096
5.50%, 12/01/34	(Call 12/01/20)	415	463,381
6.00%, 12/01/36	(PR 12/01/20)	1,500	1,758,525
Series A
5.00%, 12/01/30	(Call 12/01/26)	1,835	2,070,761
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,244,891
5.00%, 12/01/44	(Call 12/01/24)	6,495	7,087,019
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,155,240
5.00%, 06/01/38	(PR 06/01/18) (AGM)	500	526,040
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,639,905
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,193,900
5.00%, 12/01/43	(Call 12/01/22)	1,040	1,126,310
5.00%, 12/01/46	(Call 06/01/26)	16,595	18,231,267
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	548,120
5.00%, 06/01/29	(PR 06/01/19)	2,000	2,175,980
5.00%, 12/01/40	(Call 12/01/25)	2,000	2,203,900
5.00%, 12/01/45	(Call 12/01/25)	4,500	4,890,200
5.25%, 06/01/24	(PR 06/01/19)	575	628,791
5.25%, 06/01/39	(PR 06/01/19)	1,345	1,470,825
5.25%, 06/01/39	(Call 06/01/19)	1,435	1,539,253
5.75%, 06/01/39	(PR 06/01/19)	5,250	5,799,570
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,640,970
5.00%, 12/01/43	(Call 12/01/23)	6,000	6,632,220
5.00%, 12/01/44	(Call 12/01/24)	3,000	3,273,450
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,264,703
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	597,965
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,529,296

Security		Principal (000s)	Value
State Public School Building Authority RB
5.00%, 06/01/31	(Call 12/01/26) (AGM)	$2,000	$2,207,780
5.50%, 06/01/28	(AGM)	470	556,019
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,098,830

			235,281,018
RHODE ISLAND — 0.12%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/23		2,000	2,308,740
5.25%, 06/15/19	(ETM) (AGM)	1,200	1,313,136
Series B
5.00%, 06/15/26		2,500	2,951,675
5.00%, 06/15/31	(Call 06/15/26)	2,500	2,861,450

			9,435,001
SOUTH CAROLINA — 1.01%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26	(Call 12/01/23)	4,750	5,540,495
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,290,540
City of Columbia SC Waterworks & Sewer System Revenue RB Series A
5.00%, 02/01/41	(PR 02/01/21)	500	569,320
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,115,830
Piedmont Municipal Power Agency RB Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,114,690
South Carolina Public Service Authority RB
Series A
5.00%, 12/01/31	(Call 06/01/26)	2,000	2,276,080
5.00%, 12/01/36	(Call 06/01/26)	3,000	3,353,100
5.00%, 12/01/37	(Call 06/01/26)	1,365	1,522,221
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,128,160
5.00%, 12/01/50	(Call 06/01/25)	6,500	6,981,325

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.50%, 01/01/38	(PR 01/01/19)	$2,600	$2,814,942
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,481,440
Series B
5.00%, 12/01/38	(Call 12/01/23)	3,020	3,286,575
5.00%, 12/01/46	(Call 12/01/26)	2,000	2,209,640
5.00%, 12/01/56	(Call 12/01/26)	5,690	6,093,364
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,506,885
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,242,676
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,577,996
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,686,360
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,629,420
Series E
5.00%, 01/01/40	(PR 01/01/20)	1,950	2,159,274
5.00%, 12/01/48	(Call 12/01/23)	6,350	6,862,953
5.25%, 12/01/55	(Call 12/01/25)	4,000	4,363,040
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,025,710
5.00%, 10/01/24		1,000	1,186,880
5.25%, 10/01/40	(Call 10/01/19)	500	540,765
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	985,650
3.63%, 10/01/33	(Call 10/01/22)	795	796,177
State of South Carolina GO
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,074,230
5.00%, 06/01/17		1,850	1,871,035
5.00%, 06/01/18		1,000	1,052,490
5.00%, 06/01/19		3,500	3,811,920

			79,151,183
TENNESSEE — 0.56%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/17		1,000	1,032,590
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	1,000	1,027,080
Series A
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,374,280
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,393,375

Security		Principal (000s)	Value
County of Shelby TN GO
Series A
5.00%, 04/01/17		$1,500	$1,506,165
5.00%, 03/01/24		1,000	1,197,580
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,139,287
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	817,973
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,035,150
5.00%, 07/01/22		6,725	7,870,469
5.00%, 07/01/23	(PR 07/01/22)	190	223,480
5.00%, 07/01/23	(Call 07/01/22)	810	932,294
Series A
5.00%, 07/01/18		8,400	8,866,284
State of Tennessee GO
Series A
4.00%, 08/01/17		5,485	5,563,874
5.00%, 08/01/18		1,500	1,588,665
5.00%, 08/01/21		1,000	1,156,020
5.00%, 08/01/22		3,500	4,120,795
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,285,380

			44,130,741
TEXAS — 9.38%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,077,920
3.00%, 02/15/36	(PSF)	1,000	1,009,290
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,538,850
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40	(Call 01/01/26)	1,000	1,084,660
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,647,126

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 01/01/46	(Call 01/01/26)	$5,925	$6,408,184
6.00%, 01/01/41	(PR 01/01/21)	1,000	1,171,440
Series A
5.00%, 01/01/40	(Call 07/01/25)	1,000	1,080,590
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,644,975
5.00%, 01/01/45	(Call 07/01/25)	2,500	2,694,100
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	545,030
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)	115	106,573
0.00%, 08/15/21	(AMBAC)	385	351,813
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,554,287
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	419,040
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,669,560
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,187,300
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,634,310
5.00%, 08/15/37	(Call 08/15/24)	4,520	4,906,234
5.00%, 08/15/42	(Call 08/15/24)	9,900	10,719,126
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,098,750
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,247,500
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,125,500
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,684,400
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,118,570
5.00%, 11/15/45	(Call 11/15/26)	1,000	1,142,040
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,083,050
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31	(Call 03/31/17)	5	5,016
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,210,080
Series B
2.00%, 07/15/45	(Call 03/31/17)	1,500	1,501,185

Security		Principal (000s)	Value
City of Dallas TX GOL
5.00%, 02/15/23		$1,860	$2,116,438
5.00%, 02/15/24		1,800	2,057,076
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,253,880
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,678,515
Series A
5.00%, 02/15/18	(ETM)	5	5,201
5.00%, 02/15/18		3,115	3,228,791
5.00%, 02/15/20	(ETM)	5	5,548
5.00%, 02/15/20		625	683,087
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/17	(AMBAC)	5,900	6,052,161
5.00%, 10/01/39	(PR 10/01/20)	150	169,355
5.00%, 10/01/39	(Call 10/01/20)	700	776,265
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,679,145
Series A
5.00%, 10/01/24		1,000	1,191,480
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,666,392
5.00%, 10/01/30	(Call 10/01/26)	3,890	4,587,477
5.00%, 10/01/41	(Call 10/01/26)	5,000	5,715,950
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	791,130
5.50%, 07/01/39	(Call 07/01/18)	3,485	3,670,855
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,576,918
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,676,025
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,113,140
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/36	(PR 11/15/17) (AGM)	4,500	4,634,640
6.00%, 11/15/36	(PR 05/15/19) (AGC)	945	1,047,098
6.00%, 11/15/36	(Call 05/15/19) (AGC)	55	60,780
Series A
5.25%, 11/15/17	(AGM)	1,925	1,987,639
5.25%, 11/15/28	(Call 11/15/20)	2,035	2,316,156
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,130,690

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series B
4.00%, 11/15/37	(Call 11/15/26)	$2,000	$2,046,860
5.00%, 11/15/35	(Call 11/15/26)	4,000	4,589,680
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,122,050
Series C
5.00%, 11/15/18		750	801,510
5.00%, 05/15/20		1,725	1,926,273
5.00%, 05/15/22		2,500	2,908,850
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,514,650
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,504,698
Series D
5.00%, 11/15/21		890	1,028,938
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,130,500
5.00%, 11/15/36	(Call 11/15/21)	2,650	2,979,342
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,245,720
City of Houston TX GOL
Series 2009A
5.00%, 03/01/27	(Call 03/01/19)	105	112,671
Series A
5.00%, 03/01/18		4,100	4,271,216
5.00%, 03/01/19	(PR 03/01/18)	500	520,740
5.00%, 03/01/19		1,030	1,111,154
5.00%, 03/01/25		2,550	3,009,153
5.00%, 03/01/26	(Call 03/01/24)	1,540	1,798,889
5.00%, 03/01/27	(PR 03/01/19)	895	965,517
5.25%, 03/01/28	(PR 03/01/18)	3,670	3,831,407
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45		1,000	1,050,970
5.00%, 02/01/21		2,500	2,847,625
5.00%, 02/01/22	(PR 02/01/18)	3,000	3,114,450
5.00%, 02/01/22		17,200	19,957,848
5.00%, 02/01/23		3,000	3,533,130
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,849,803
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,778,125
5.25%, 02/01/24		2,620	3,160,663
5.25%, 02/01/25		1,370	1,661,413
Series D
5.00%, 02/01/18		2,250	2,338,785
5.00%, 02/01/19		600	646,314
City of San Antonio TX GOL
5.00%, 02/01/19		565	608,273

Security		Principal (000s)	Value
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF)	$2,000	$2,018,580
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,258,920
Series A
5.00%, 06/15/41	(Call 06/15/26)	3,000	3,425,970
County of Fort Bend TX GOL
4.75%, 03/01/31	(PR 03/01/17) (NPFGC)	1,485	1,485,505
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,651,632
5.00%, 10/01/25		1,000	1,206,140
Series C
5.25%, 08/15/19	(AGM)	1,500	1,652,370
County of Harris TX RB
5.00%, 08/15/38	(PR 08/15/19)	565	618,020
5.00%, 08/15/38	(Call 08/15/19)	435	467,943
Series A
5.00%, 08/15/31	(Call 08/15/26)	2,000	2,334,600
5.00%, 08/15/41	(Call 08/15/26)	3,505	3,985,921
Series C
5.00%, 08/15/24	(PR 08/15/19)	500	546,920
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,406,650
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,073,720
Cypress-Fairbanks Independent School District GO
Series B-3
4.00%, 02/15/40	(PSF)	1,000	1,064,890
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,155,480
5.00%, 02/15/44	(Call 02/15/24) (PSF)	5,000	5,617,500
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(PR 12/01/18)	250	267,808
5.25%, 12/01/29	(AMBAC)	1,050	1,287,058
5.25%, 12/01/43	(PR 12/01/18)	1,000	1,075,580
5.25%, 12/01/48	(PR 12/01/18)	1,170	1,258,429
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,603,890
5.00%, 12/01/46	(Call 12/01/25)	7,450	8,424,311

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	$1,000	$1,070,360
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,141,840
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	572,370
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,098,910
5.00%, 11/01/45	(Call 11/01/20)	500	548,340
5.25%, 11/01/38	(Call 11/01/20)	500	554,780
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,108,620
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,106,910
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,653,765
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,183,960
Series D
5.00%, 11/01/17		1,000	1,028,290
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,122,700
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,159,620
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,170,240
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,215,740
Denton Independent School District GO Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	2,000	2,271,400
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,116,500
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,757,745
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,654,845

Security		Principal (000s)	Value
Series B
0.00%, 10/01/45	(Call 10/01/28)	$2,000	$1,697,700
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,777,780
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	332,795
5.25%, 10/01/21		1,115	1,303,881
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,520	1,682,260
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,105,280
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	394,638
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	412,900
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,603,643
Houston Community College System GOL
5.00%, 02/15/33	(Call 02/15/23)	2,000	2,260,040
5.00%, 02/15/43	(Call 02/15/23)	5,765	6,433,625
Houston Independent School District GO Series A
5.00%, 02/15/27	(Call 02/15/26)	2,250	2,693,722
Houston Independent School District GOL
5.00%, 02/15/18	(PSF)	3,100	3,227,069
5.00%, 02/15/22	(Call 03/31/17) (PSF)	1,750	1,756,720
Series A
5.00%, 02/15/30	(Call 02/15/26) (PSF)	5,000	5,874,250
Series A-2
4.00%, 06/01/39	(PSF)	1,000	1,008,140
Series B
5.00%, 02/15/24	(Call 03/31/17) (PSF)	650	652,463

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Katy Independent School District GO Series A
5.00%, 02/15/45	(Call 02/15/25) (PSF)	$1,500	$1,687,350
Klein Independent School District GO
5.00%, 08/01/38	(PR 08/01/18)	215	227,429
5.00%, 08/01/38	(Call 08/01/18)	25	26,248
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	1,500	1,703,550
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,762,280
Lewisville Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	1,135	1,278,748
Series B
5.00%, 08/15/28	(Call 08/15/25)	6,090	7,139,794
Lone Star College System GOL
5.00%, 08/15/33	(PR 08/15/18)	6,000	6,360,600
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,629,135
5.00%, 05/15/40	(Call 05/15/25)	5,760	6,354,547
5.00%, 05/15/45	(Call 05/15/25)	3,130	3,439,025
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,183,900
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,596,930
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,121,110
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,116,870
Midland County Fresh Water Supply District No. 1 RB Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	616,187
New Hope Cultural Education Facilities Corp. RB Series A
5.00%, 07/01/47	(Call 07/01/25)	1,500	1,564,320

Security		Principal (000s)	Value
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	$530	$653,410
Series A
5.00%, 08/01/37	(PR 08/01/17) (PSF)	2,500	2,545,725
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/38	(PR 09/01/18)	1,700	1,804,533
North Texas Tollway Authority RB
0.00%, 01/01/33		3,450	1,830,777
0.00%, 01/01/37	(AGM)	3,250	1,427,432
0.00%, 09/01/43	(Call 09/01/31)	500	504,210
5.13%, 01/01/28	(PR 01/01/18) (NPFGC)	7,750	8,033,185
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	1,145	1,182,212
5.75%, 01/01/38	(PR 01/01/18)	5,900	6,144,909
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,151,580
6.00%, 01/01/38	(PR 01/01/19) (AGC-ICC)	500	545,210
6.00%, 01/01/43	(Call 01/01/21)	250	285,200
Series A
5.00%, 01/01/20		2,120	2,334,968
5.00%, 01/01/22		1,000	1,146,210
5.00%, 01/01/23		6,375	7,412,850
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,155,610
5.00%, 01/01/26	(Call 01/01/24)	3,000	3,464,790
5.00%, 01/01/27	(Call 01/01/24)	5,000	5,744,150
5.00%, 01/01/30	(Call 01/01/26)	5,000	5,746,250
5.00%, 01/01/32	(Call 01/01/25)	7,000	7,893,340
5.00%, 01/01/33	(Call 01/01/25)	2,000	2,244,900
5.00%, 01/01/38	(Call 01/01/25)	3,455	3,830,040
5.00%, 01/01/39	(Call 01/01/26)	2,500	2,786,975
5.50%, 09/01/36	(Call 09/01/21)	2,520	2,886,710
6.00%, 01/01/28	(PR 01/01/19)	820	894,144
6.00%, 01/01/28	(Call 01/01/19)	190	206,304
6.25%, 01/01/39	(PR 01/01/19)	810	886,926
6.25%, 01/01/39	(Call 01/01/19)	190	205,352
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,620	614,061
0.00%, 09/01/43	(Call 09/01/31)	2,500	601,075
5.00%, 01/01/29	(Call 01/01/25)	150	170,819
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,252,260

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 01/01/34	(Call 01/01/25)	$4,750	$5,269,080
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,072,020
5.00%, 01/01/40	(Call 01/01/23)	7,500	8,289,525
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,453,211
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	549,255
1.95%, 01/01/38		1,000	1,007,550
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,428,432
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,083,130
Series D
0.00%, 01/01/31	(AGM)	965	577,022
0.00%, 01/01/34	(AGM)	2,900	1,454,379
5.00%, 09/01/24	(Call 09/01/21)	700	799,617
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,318,691
5.00%, 09/01/32	(Call 09/01/21)	4,770	5,342,400
Series F
5.75%, 01/01/33	(PR 01/01/18)	8,410	8,761,286
Series K-1
5.75%, 01/01/38	(PR 01/01/19) (AGM)	500	542,935
Permanent University Fund – University of Texas System RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,282,660
Series B
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,188,110
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(PR 02/01/18) (PSF)	300	311,559
Plano Independent School District GO
Series A
5.25%, 02/15/34	(PR 02/15/18)	1,700	1,772,573
Series B
5.00%, 02/15/20	(PSF)	3,000	3,334,470
5.00%, 02/15/21	(PSF)	2,000	2,280,420
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	526,335
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	2,983,725

Security		Principal (000s)	Value
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	$1,500	$1,552,035
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,015,820
San Antonio Water System RB
4.50%, 05/15/37	(PR 05/15/17) (NPFGC)	1,025	1,033,518
4.50%, 05/15/37	(Call 05/15/17) (NPFGC)	505	509,222
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,137,160
Series C
5.00%, 05/15/34	(Call 11/15/26)	1,220	1,406,453
5.00%, 05/15/46	(Call 11/15/26)	1,220	1,383,517
Spring Independent School District GO
5.00%, 08/15/33	(PR 08/15/17)	5,660	5,774,332
5.00%, 08/15/33	(Call 08/15/17)	775	788,872
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,263,564
4.50%, 04/01/33	(PR 04/01/17)	725	727,581
4.50%, 04/01/33	(Call 04/01/17)	4,145	4,159,756
4.75%, 04/01/37	(PR 04/01/18)	1,520	1,584,615
5.00%, 10/01/19		1,000	1,100,580
5.00%, 04/01/20		2,000	2,232,220
5.00%, 04/01/21		1,000	1,145,250
5.00%, 10/01/21		2,000	2,320,030
5.00%, 04/01/22		5,250	6,124,387
5.00%, 04/01/23	(PR 04/01/18)	2,465	2,576,467
5.00%, 10/01/24		3,000	3,599,940
5.00%, 04/01/26	(PR 04/01/18)	2,255	2,356,971
5.00%, 04/01/27	(PR 04/01/18)	1,300	1,358,786
5.00%, 04/01/27	(Call 04/01/24)	2,000	2,363,680
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,718,680
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,347,880
5.00%, 04/01/33	(PR 04/01/17)	7,940	7,971,919
5.00%, 10/01/33	(Call 10/01/27)	3,000	3,555,870
5.00%, 04/01/35	(Call 04/01/24)	1,660	1,884,233
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,691,985
5.00%, 04/01/36	(Call 04/01/24)	1,000	1,132,340
5.00%, 10/01/36	(Call 10/01/25)	1,995	2,291,916
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,365,580
5.00%, 04/01/44	(Call 04/01/26)	3,345	3,808,149

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series A
4.00%, 10/01/31	(Call 10/01/24)	$2,000	$2,141,860
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,067,460
4.50%, 04/01/35	(Call 04/01/17) (NPFGC-FGIC)	1,000	1,003,590
5.00%, 10/01/18		2,155	2,296,777
5.00%, 10/01/21		1,200	1,389,984
5.00%, 10/01/22		2,000	2,356,740
5.00%, 10/01/23		1,000	1,191,540
5.00%, 10/01/24		3,000	3,599,940
5.00%, 10/01/28	(Call 10/01/24)	5,000	5,914,350
5.00%, 10/01/44	(Call 10/01/24)	15,300	17,285,787
Series D
4.00%, 05/15/45	(Call 05/15/25)	2,000	2,047,780
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	3,000	3,333,090
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 03/31/17)	1,000	1,003,120
Texas State University System RB
Series A
5.00%, 03/15/21		1,000	1,140,140
5.00%, 03/15/31	(Call 03/15/27)	500	587,605
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		7,825	8,208,660
5.00%, 04/01/18	(PR 04/01/17)	2,630	2,640,546
5.00%, 04/01/20		2,000	2,234,160
5.00%, 04/01/20	(PR 04/01/17)	11,000	11,044,110
5.00%, 10/01/20		500	566,210
5.00%, 10/01/21		5,580	6,471,517
5.00%, 04/01/24	(PR 04/01/17)	1,585	1,591,356
5.00%, 10/01/26		2,905	3,542,357
5.00%, 04/01/27	(PR 04/01/17)	4,650	4,668,646
Series A
4.75%, 04/01/17		1,800	1,806,984
5.00%, 04/01/17		800	803,288
5.00%, 04/01/18		1,600	1,674,048
5.00%, 10/01/19		1,500	1,650,870
5.00%, 04/01/23		8,020	9,481,805
5.00%, 10/01/24		4,525	5,436,923
Texas Water Development Board RB
5.00%, 10/15/46	(Call 10/15/26)	3,000	3,425,700

Security		Principal (000s)	Value
Series A
4.00%, 10/15/34	(Call 10/15/25)	$3,000	$3,145,020
4.00%, 10/15/45	(Call 10/15/25)	2,000	2,057,340
5.00%, 07/15/26	(Call 07/15/17)	2,325	2,360,851
5.00%, 07/15/27	(Call 07/15/17)	250	253,845
5.00%, 10/15/31	(Call 10/15/25)	2,000	2,335,200
5.00%, 10/15/40	(Call 10/15/25)	2,170	2,469,460
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,173,160
Series B
5.00%, 08/15/18		1,000	1,060,140
5.00%, 08/15/19		1,000	1,095,120
5.00%, 08/15/21		2,445	2,820,894
5.00%, 08/15/26		6,000	7,325,160
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,127,490
Series D
5.00%, 08/15/21		600	692,244
5.00%, 08/15/24		2,200	2,635,512
5.00%, 08/15/25		3,910	4,727,034
Series F
5.00%, 08/15/47		2,000	2,551,240
Ysleta Independent School District GO
5.00%, 08/15/47	(Call 08/15/26) (PSF)	3,000	3,412,620

			734,302,332
UTAH — 0.80%
Intermountain Power Agency RB Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,054,830
Salt Lake City Corp. Airport Revenue RB Series B
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,258,340
State of Utah GO
5.00%, 07/01/23		1,500	1,789,935
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,417,320
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	5,000	5,753,300
Series A
5.00%, 07/01/17		4,725	4,795,639
5.00%, 07/01/20	(PR 07/01/18)	3,000	3,166,110

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 07/01/20		$4,940	$5,559,921
5.00%, 07/01/21	(PR 07/01/18)	3,000	3,166,110
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,196,686
5.00%, 07/01/26	(PR 07/01/21)	1,830	2,105,708
Series C
5.00%, 07/01/17		1,000	1,014,950
5.00%, 07/01/18		3,020	3,188,909
University of Utah (The) RB Series A
5.00%, 08/01/43	(Call 08/01/23)	3,000	3,351,900
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,610,299
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	1,210	1,270,173
5.00%, 06/15/24		4,000	4,780,880
5.00%, 06/15/24	(PR 06/15/18)	1,835	1,932,163
5.00%, 06/15/25		1,000	1,204,460
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,342,511
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,579,425
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	2,000,605
5.00%, 06/15/38	(Call 06/15/25)	5,500	6,259,110

			62,799,284
VERMONT — 0.01%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	1,000	1,106,530

			1,106,530
VIRGINIA — 1.17%
Chesapeake Bay Bridge & Tunnel District RB Series 2016
5.00%, 07/01/41	(Call 07/01/26)	3,000	3,330,540
City of Richmond VA Series A
5.00%, 01/15/29	(Call 01/15/26)	2,000	2,369,280
City of Richmond VA Public Utility RB Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,228,940
City of Richmond VA RB
5.00%, 01/15/32	(Call 01/15/26)	2,020	2,353,401

Security		Principal (000s)	Value
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	$3,000	$3,627,750
Series D
5.00%, 06/01/18		500	526,255
5.00%, 06/01/19		1,000	1,089,120
County of Fairfax VA GO
Series A
4.00%, 10/01/27	(Call 04/01/26)	8,845	9,946,556
Series B
5.00%, 10/01/22	(SAW)	1,000	1,181,300
5.00%, 04/01/23	(SAW)	1,000	1,187,820
Series C
5.00%, 10/01/17	(SAW)	2,360	2,420,581
County of Loudoun VA GO Series B
5.00%, 11/01/19		1,500	1,655,565
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(PR 04/01/18)	375	392,063
University of Virginia RB
5.00%, 06/01/40	(PR 06/01/18)	9,560	10,056,833
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,138,990
5.00%, 04/01/47	(Call 04/01/27)	2,000	2,328,960
Series A-2
5.00%, 04/01/45	(Call 04/01/25)	3,000	3,435,120
Upper Occoquan Sewage Authority RB Series A
5.15%, 07/01/20	(NPFGC)	820	879,442
Virginia College Building Authority RB
Series 2012B
5.00%, 09/01/20		2,570	2,899,423
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,171,090
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,059,040
4.00%, 05/15/37	(Call 05/15/22)	2,500	2,601,350
5.00%, 03/15/27	(Call 09/15/26)	4,395	5,322,169

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 05/15/27	(Call 05/15/21) (SAP)	$500	$567,925
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,142,900
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,550,093
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,120,920
Virginia Public Building Authority RB
Series B
5.00%, 08/01/24		2,250	2,699,100
5.00%, 08/01/25		1,910	2,308,999
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,770,375
5.00%, 08/01/17		3,100	3,158,094
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,184,740
5.00%, 08/01/23	(Call 08/01/22) (SAW)	1,000	1,168,340
5.00%, 08/01/24	(SAW)	1,225	1,469,510
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,515	1,816,273
Series C
5.00%, 08/01/17	(SAW)	1,695	1,726,544
5.00%, 08/01/18	(SAW)	550	582,334
5.00%, 08/01/19	(SAW)	770	842,141

			91,309,876
WASHINGTON — 3.29%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	1,400	1,440,446
5.00%, 11/01/36	(PR 11/01/17)	3,500	3,601,605
Series S-1
5.00%, 11/01/36	(Call 11/01/25)	2,000	2,290,300
5.00%, 11/01/45	(Call 11/01/25)	15,040	17,088,147
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,340,832
Series B
5.00%, 02/01/18		1,000	1,038,980
5.00%, 02/01/21	(PR 02/01/20)	155	172,019
5.00%, 02/01/21	(Call 02/01/20)	345	383,160

Security		Principal (000s)	Value
5.00%, 02/01/22	(PR 02/01/20)	$250	$277,450
5.00%, 02/01/22	(Call 02/01/20)	750	831,705
5.00%, 02/01/24	(PR 02/01/20)	95	105,431
5.00%, 02/01/24	(Call 02/01/20)	405	447,764
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,010,010
5.00%, 01/01/38	(Call 07/01/23)	1,000	1,117,740
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	1,900	1,954,492
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	4,763,300
5.00%, 01/01/39	(PR 01/01/19)	8,205	8,805,442
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,236,080
5.00%, 01/01/45	(PR 07/01/20)	750	840,705
5.00%, 01/01/45	(Call 07/01/20)	250	272,683
5.00%, 01/01/50	(PR 07/01/20)	1,500	1,681,410
5.00%, 01/01/50	(Call 07/01/20)	500	544,350
5.00%, 01/01/52	(Call 01/01/22)	4,000	4,370,440
5.13%, 01/01/41	(PR 01/01/21)	340	387,202
5.13%, 01/01/41	(Call 01/01/21)	160	177,333
5.25%, 01/01/42	(PR 01/01/19)	1,000	1,077,730
Series B
5.00%, 07/01/39	(Call 07/01/23)	3,000	3,367,980
5.00%, 01/01/41	(PR 01/01/21)	895	1,015,082
5.00%, 01/01/41	(Call 01/01/21)	435	479,957
5.00%, 07/01/46	(Call 07/01/26)	4,000	4,528,920
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,057,120
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,288,420
Series A
5.00%, 07/01/17		12,935	13,128,896
5.00%, 07/01/18		3,860	4,074,269
5.00%, 07/01/19		4,565	4,978,726
5.00%, 07/01/20		1,850	2,077,624
5.00%, 07/01/21		2,000	2,301,320
5.00%, 07/01/22	(Call 07/01/21)	565	645,642
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,396,415
5.00%, 07/01/23		1,000	1,184,390
5.00%, 07/01/27	(Call 07/01/26)	1,000	1,206,180
5.25%, 07/01/18		2,185	2,313,565

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series C
5.00%, 07/01/28	(Call 07/01/24)	$1,000	$1,162,340
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,079,770
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/39	(Call 12/01/25) (GTD)	2,000	2,272,980
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,700,790
5.00%, 08/01/31	(Call 08/01/22)	2,910	3,291,617
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	1,000	1,125,910
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(PR 12/01/18) (GTD)	500	537,620
State of Washington GO
5.00%, 07/01/19		2,000	2,180,780
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,798,470
5.00%, 07/01/26	(Call 07/01/24)	1,050	1,249,080
5.00%, 07/01/30	(PR 07/01/17)	1,700	1,725,296
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,149,340
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,286,600
5.00%, 08/01/32	(Call 08/01/25)	2,500	2,881,800
Series 2010-B
5.00%, 08/01/34	(PR 08/01/19)	3,000	3,282,090
Series 2014-A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,696,545
Series A
5.00%, 07/01/18		1,200	1,266,444
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,403,828
5.00%, 07/01/27	(PR 07/01/18)	4,750	5,013,672
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,588,734
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,186,344
5.00%, 08/01/35	(Call 08/01/21)	500	562,480
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,368,114
Series B
5.00%, 07/01/28	(Call 01/01/26)	2,500	2,953,825
5.00%, 07/01/29	(Call 01/01/26)	1,500	1,761,975
5.00%, 07/01/33	(Call 01/01/26)	3,000	3,452,760

Security		Principal (000s)	Value
Series C
5.00%, 01/01/27	(PR 01/01/18)	$1,000	$1,035,670
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,035,670
5.00%, 06/01/41	(Call 06/01/21)	20,455	22,799,143
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,225,534
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,112,700
5.00%, 02/01/39	(Call 02/01/24)	900	1,012,977
Series E
5.00%, 02/01/31	(PR 02/01/19)	1,500	1,614,585
Series R
5.00%, 07/01/19		1,500	1,635,945
5.00%, 07/01/20		1,800	2,021,472
Series R-2011A
5.00%, 01/01/21		3,000	3,409,740
Series R-2011C
5.00%, 07/01/17		350	355,247
Series R-2012A
5.00%, 07/01/17		7,440	7,551,526
Series R-2012C
5.00%, 07/01/20		1,000	1,123,040
5.00%, 07/01/24	(Call 07/01/22)	3,750	4,358,475
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,158,940
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,732,635
Series R-2015
5.00%, 07/01/18		1,500	1,583,055
5.00%, 07/01/19		1,500	1,635,945
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,749,225
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,477,750
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,143,300
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,749,225
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,448,020
5.00%, 07/01/33	(Call 01/01/25)	2,850	3,241,276
Series R-2017A
5.00%, 08/01/30	(Call 08/01/26)	2,000	2,356,800
5.00%, 08/01/34	(Call 08/01/26)	5,000	5,775,600
State of Washington RB
5.00%, 09/01/18		1,125	1,193,119
5.00%, 09/01/19		2,250	2,461,388
5.00%, 09/01/20		1,000	1,124,030
5.00%, 09/01/21		3,000	3,449,850
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,328,160

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series C
5.00%, 09/01/18		$1,200	$1,272,660
University of Washington RB Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,126,930
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,055	2,301,251

			257,881,349
WEST VIRGINIA — 0.03%
West Virginia Economic Development Authority RB Series A
5.00%, 06/15/40	(Call 06/15/20)	1,270	1,391,679
West Virginia University RB Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,118,040

			2,509,719
WISCONSIN — 0.98%
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,192,760
Series 1
5.00%, 05/01/17		2,500	2,519,400
5.00%, 05/01/19	(AMBAC)	1,685	1,828,377
5.00%, 11/01/20		3,000	3,398,490
5.00%, 05/01/21		2,000	2,294,480
5.00%, 11/01/23		5,000	5,964,850
5.00%, 11/01/24		2,000	2,405,640
Series 2
5.00%, 11/01/20		3,000	3,398,490
5.00%, 11/01/21		2,000	2,319,380
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,385,903
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,154,570
5.00%, 11/01/25		1,250	1,514,537
5.00%, 11/01/29	(Call 05/01/26)	2,000	2,362,620
Series 3
5.00%, 11/01/21		2,000	2,319,380
5.00%, 11/01/22		1,175	1,385,384
Series 4
5.00%, 05/01/26	(Call 11/01/24)	3,510	4,205,998
Series B
5.00%, 05/01/22	(PR 05/01/21)	1,500	1,716,915
Series D
5.00%, 05/01/37	(Call 05/01/24)	5,000	5,665,150

Security		Principal or Shares (000s)	Value
State of Wisconsin RB
Series A
5.38%, 05/01/25	(PR 05/01/19) (SAP)	$195	$213,115
5.38%, 05/01/25	(Call 05/01/19) (SAP)	1,855	2,022,581
5.63%, 05/01/28	(PR 05/01/19) (SAP)	140	153,758
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,330	1,455,166
5.75%, 05/01/33	(PR 05/01/19) (SAP)	875	963,331
5.75%, 05/01/33	(Call 05/01/19) (SAP)	8,375	9,154,545
6.00%, 05/01/36	(PR 05/01/19) (SAP)	5,015	5,548,144
6.25%, 05/01/37	(PR 05/01/19) (SAP)	1,000	1,111,670
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22		1,000	1,170,330
Series A
5.00%, 07/01/20	(AGM)	2,000	2,246,780
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,095	1,194,503
5.00%, 07/01/20		1,000	1,123,390
Wisconsin Health & Educational Facilities Authority RB
5.00%, 12/01/41	(Call 11/01/26)	2,000	2,239,100

			76,628,737

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $7,637,878,044)			7,712,607,074

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Liquidity Funds: MuniCash
0.50%[a,b]		66,144	66,156,743

			66,156,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,145,493)			66,156,743

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.33%
(Cost: $7,704,023,537)[c]	$7,778,763,817
Other Assets, Less Liabilities — 0.67%	52,762,211

NET ASSETS — 100.00%	$7,831,526,028

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $7,704,248,257. Net unrealized appreciation was $74,515,560, of which $141,741,479 represented gross unrealized appreciation on securities and $67,225,919 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$7,712,607,074	$—	$7,712,607,074
Money market funds	66,156,743	—	—	66,156,743

Total	$66,156,743	$7,712,607,074	$—	$7,778,763,817

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.61%

ALABAMA — 0.51%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$490	$519,645
5.00%, 09/01/19		500	546,805
5.00%, 09/01/20		500	562,075
Alabama Public School & College Authority RB
5.00%, 12/01/25	(PR 12/01/17)	1,055	1,089,098
Series A
5.00%, 05/01/19		650	705,159
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,083,960
Series B
5.00%, 01/01/20		1,500	1,660,530
5.00%, 01/01/21		1,000	1,136,580

			7,303,852
ARIZONA — 1.93%
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19		2,125	2,318,566
5.00%, 09/01/20		500	558,915
5.00%, 09/01/21		1,000	1,140,430
Arizona Transportation Board RB
5.00%, 07/01/21		1,000	1,152,030
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	50	50,565
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		1,280	1,299,187
5.00%, 07/01/18		1,000	1,055,510
5.00%, 07/01/19		1,425	1,554,148
Series B
5.00%, 07/01/20		500	562,570
County of Maricopa AZ COP
5.00%, 07/01/17		1,000	1,014,810
Maricopa County Community College District GO
5.00%, 07/01/20		1,675	1,886,971
5.00%, 07/01/21		3,000	3,467,040

Security		Principal (000s)	Value
Salt River Project Agricultural Improvement & Power District RB
Series A
5.00%, 01/01/20	(PR 01/01/18)	$1,970	$2,039,580
5.00%, 01/01/21	(PR 01/01/18)	1,500	1,552,980
5.00%, 01/01/22		1,500	1,743,495
5.00%, 01/01/38	(PR 01/01/18)	1,190	1,232,031
Series B
4.00%, 01/01/18		2,770	2,846,563
5.00%, 12/01/19		1,075	1,189,036
State of Arizona RB Series A
5.00%, 07/01/22		1,000	1,123,390

			27,787,817
ARKANSAS — 0.15%
State of Arkansas GO
4.00%, 06/15/20		1,950	2,124,388

			2,124,388
CALIFORNIA — 19.78%
Bay Area Toll Authority RB
2.10%, 04/01/45	(Call 10/01/21)	1,500	1,514,250
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,150	4,164,276
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,135,588
Series F-1
4.00%, 04/01/18		800	828,168
5.00%, 04/01/17		750	753,083
5.00%, 04/01/39	(PR 04/01/18)	2,925	3,057,912
5.13%, 04/01/39	(PR 04/01/19)	3,220	3,493,539
5.25%, 04/01/24	(PR 04/01/19)	1,000	1,087,530
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		750	871,282
California State Public Works Board RB
Series D
4.00%, 09/01/17		760	772,806
Series F
5.00%, 05/01/18		1,225	1,284,106
5.00%, 09/01/18		1,000	1,060,910
5.00%, 05/01/20		1,000	1,116,470

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series G
5.00%, 01/01/20		$1,000	$1,105,830
5.00%, 01/01/21		1,580	1,793,900
Series H
5.00%, 12/01/19		1,500	1,655,235
Series I-1
6.38%, 11/01/34	(PR 11/01/19)	4,000	4,558,360
California State University RB
Series B-1
3.00%, 11/01/47	(Call 05/01/19)	500	519,145
Series B-2
4.00%, 11/01/49	(Call 05/01/21)	500	550,100
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		1,850	1,979,592
City of Los Angeles CA GO Series B
5.00%, 09/01/18		3,000	3,187,260
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/19		710	773,247
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(PR 07/01/18)	5,000	5,276,850
El Camino Community College District GO Series C
0.00%, 08/01/20		775	733,561
Foothill-De Anza Community College District GO Series C
5.00%, 08/01/40	(PR 08/01/21)	2,000	2,321,540
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	547,520
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	1,265	1,288,542
6.00%, 08/01/33	(PR 08/01/19)	645	721,871
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	2,000	2,117,740

Security		Principal (000s)	Value
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	$1,360	$1,440,063
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17	(ETM)	150	153,035
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		1,350	1,370,749
5.00%, 07/01/21		3,000	3,469,800
Los Angeles Department of Power RB
Series A
4.00%, 07/01/21		1,275	1,422,709
5.00%, 07/01/17		1,000	1,015,270
5.00%, 07/01/18		1,425	1,504,900
5.00%, 07/01/19		2,110	2,304,310
5.00%, 07/01/20		300	338,070
5.00%, 07/01/21		1,000	1,157,980
Series B
5.00%, 12/01/18	(Call 11/01/18)	3,350	3,593,612
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/17		1,000	1,014,950
5.00%, 07/01/19		1,000	1,092,090
5.00%, 07/01/21		3,000	3,462,930
Series A-1
5.50%, 07/01/17	(FGIC)	480	487,992
5.50%, 07/01/18	(FGIC)	1,190	1,263,982
Series A-2
5.00%, 07/01/21		1,000	1,154,310
Series B
5.00%, 07/01/17		4,000	4,059,800
5.00%, 07/01/18		2,500	2,638,775
Series C
5.00%, 07/01/19		1,300	1,419,717
5.00%, 07/01/20		1,510	1,699,490
Series KRY
5.00%, 07/01/17		550	558,223
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		3,000	3,044,970

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 07/01/18		$400	$422,372
5.00%, 07/01/19		205	223,930
New Haven Unified School District GO
5.00%, 08/01/18	(ETM)	80	84,746
5.00%, 08/01/18		120	127,044
Sacramento Municipal Utility District RB Series U
5.00%, 08/15/17	(AGM)	100	102,019
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	500	538,430
San Diego County Water Authority Financing Corp. COP Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	5,000	5,248,100
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.00%, 05/15/21		1,000	1,152,920
5.25%, 05/15/34	(PR 05/15/19)	6,500	7,106,385
Series B
5.00%, 05/15/17		210	211,989
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/17		2,250	2,291,692
San Diego Unified School District/CA GO Series E
3.00%, 07/01/17		1,500	1,512,210
San Francisco Bay Area Rapid Transit District GO Series B
5.00%, 08/01/32	(PR 08/01/17)	5,000	5,092,200
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/20	(PR 05/01/18)	600	629,700

Security		Principal (000s)	Value
Series H
5.00%, 05/01/17		$530	$534,065
5.00%, 05/01/17	(AGM)	1,395	1,405,700
Series K
5.00%, 05/01/18		3,000	3,147,900
Series L
5.00%, 05/01/17		3,490	3,516,768
5.00%, 05/01/18		1,700	1,783,810
5.00%, 05/01/19		5,570	6,053,142
5.00%, 05/01/20		3,660	4,102,897
5.00%, 05/01/22	(Call 05/01/20)	1,000	1,114,270
Series M
4.00%, 05/01/19		300	319,581
5.00%, 05/01/19		350	380,359
Series N
5.00%, 05/01/19		200	217,348
5.00%, 05/01/20		2,530	2,836,155
Series O
5.00%, 05/01/21		5,845	6,724,439
State of California Department of Water Resources RB
5.00%, 12/01/27	(PR 06/01/18)	1,550	1,631,933
State of California GO
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,298,200
4.00%, 04/01/17		300	300,948
4.00%, 08/01/17		7,500	7,607,925
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,512,825
4.00%, 12/01/30	(Call 06/01/21)	300	330,492
5.00%, 03/01/17		2,000	2,000,740
5.00%, 04/01/17		1,750	1,757,140
5.00%, 09/01/17		2,805	2,867,299
5.00%, 10/01/17		3,220	3,302,947
5.00%, 11/01/17		300	308,784
5.00%, 03/01/18		2,000	2,085,240
5.00%, 04/01/18		2,000	2,091,900
5.00%, 09/01/18		1,000	1,062,160
5.00%, 11/01/18		1,000	1,068,390
5.00%, 12/01/18		1,000	1,071,470
5.00%, 02/01/19		3,885	4,180,493
5.00%, 04/01/19		4,000	4,328,600
5.00%, 06/01/19	(PR 06/01/17) (NPFGC)	1,000	1,011,390
5.00%, 08/01/19		2,000	2,187,880
5.00%, 08/01/19	(Call 03/31/17)	755	757,899

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 10/01/19		$425	$467,288
5.00%, 02/01/20		4,100	4,549,975
5.00%, 03/01/20		1,000	1,112,480
5.00%, 08/01/20		3,000	3,376,710
5.00%, 09/01/20		1,190	1,342,403
5.00%, 10/01/20		500	565,266
5.00%, 11/01/20		885	1,002,678
5.00%, 02/01/21		1,000	1,139,400
5.00%, 03/01/21	(Call 03/01/20)	1,300	1,449,773
5.00%, 08/01/21		4,000	4,612,880
5.00%, 09/01/21		7,870	9,092,289
5.50%, 04/01/18		8,415	8,847,279
5.50%, 04/01/19		3,525	3,850,216
6.00%, 02/01/18	(AMBAC)	755	791,572
Series A
5.00%, 07/01/17	(ETM)	3,020	3,065,270
5.00%, 07/01/18	(ETM)	6,800	7,182,160
5.00%, 07/01/19	(ETM)	6,780	7,406,065
5.00%, 07/01/20	(PR 07/01/19)	9,845	10,758,911
5.25%, 07/01/21	(PR 07/01/19)	5,145	5,652,297
Series B
5.00%, 09/01/17		1,000	1,022,210
5.00%, 09/01/18		1,000	1,062,160
5.00%, 09/01/19		2,000	2,193,480
5.00%, 09/01/20		1,830	2,064,368
University of California RB
Series AF
5.00%, 05/15/17		1,165	1,176,184
5.00%, 05/15/18		750	788,513
5.00%, 05/15/20		1,000	1,122,740
Series AT
1.40%, 05/15/46	(Call 11/15/20)	500	495,325
Series E
5.00%, 05/15/21	(Call 05/15/20)	1,635	1,833,195
Series I
5.00%, 05/15/17		1,650	1,665,774
5.00%, 05/15/18		3,000	3,152,940

			284,424,567
CONNECTICUT — 2.06%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,500,105
1.38%, 07/01/35		1,000	1,003,360

Security		Principal (000s)	Value
Series A-1
1.00%, 07/01/42		$850	$843,353
Series A-4
1.20%, 07/01/49		1,000	999,150
Series U
1.00%, 07/01/33		1,500	1,492,035
State of Connecticut GO
5.00%, 08/01/19		1,000	1,086,770
Series A
3.00%, 03/15/17		5,500	5,506,435
5.00%, 10/15/17		1,000	1,027,130
5.00%, 10/15/18		1,000	1,062,610
Series B
5.00%, 05/01/17		1,045	1,053,099
5.00%, 05/15/20		500	553,500
5.00%, 05/15/21		500	564,980
5.25%, 06/01/19	(AMBAC)	500	544,390
Series C
5.00%, 06/15/17		1,550	1,570,227
Series D
5.00%, 11/01/18		2,000	2,128,240
Series E
4.00%, 10/15/19		1,000	1,066,920
5.00%, 10/15/21		500	568,875
Series F
5.00%, 11/15/20		1,000	1,120,750
Series G
5.00%, 11/01/20		1,500	1,679,550
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		2,500	2,795,750
5.00%, 09/01/21		1,000	1,144,160
State of Connecticut Special Tax Revenue ST Series 1
5.00%, 02/01/18		300	311,184

			29,622,573
DISTRICT OF COLUMBIA — 0.65%
District of Columbia GO
Series A
5.00%, 06/01/20		2,135	2,394,296
Series B
5.00%, 06/01/17	(AMBAC)	1,275	1,289,624
5.25%, 06/01/18	(AMBAC)	1,180	1,245,773

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/34	(PR 10/01/18) (AGC)	$2,100	$2,236,080
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	2,100	2,159,514

			9,325,287
FLORIDA — 2.70%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call 01/01/18)	1,000	1,003,790
County of Miami-Dade FL Aviation Revenue RB Series B
5.50%, 10/01/36	(PR 10/01/19)	8,000	8,891,360
County of Miami-Dade FL GO Series B-1
5.75%, 07/01/33	(PR 07/01/18)	2,400	2,555,856
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/21		1,900	2,178,939
5.25%, 10/01/19		235	258,798
6.25%, 10/01/31	(PR 10/01/19)	3,950	4,466,660
Orlando Utilities Commission RB Series A
5.00%, 10/01/18		3,000	3,194,400
School Board of Miami-Dade County (The) COP Series A
5.00%, 05/01/32	(PR 05/01/17) (NPFGC)	2,500	2,519,025
State of Florida GO
Series A
5.00%, 06/01/19		2,300	2,505,068
Series C
5.00%, 06/01/19		1,555	1,693,644
Series D
5.00%, 06/01/17		1,000	1,011,530
5.00%, 06/01/18		2,000	2,106,020
Series E
5.00%, 06/01/21		1,215	1,398,987

Security		Principal (000s)	Value
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		$1,000	$1,090,140
5.00%, 07/01/20		1,000	1,122,340
Series B
5.00%, 07/01/18		1,000	1,055,510
Series C
5.00%, 07/01/18		570	601,641
Series E
5.00%, 07/01/17		1,000	1,015,090
Tampa Bay Water RB Series B
5.00%, 10/01/19	(ETM)	150	164,723

			38,833,521
GEORGIA — 3.99%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,385,289
5.00%, 01/01/21		1,000	1,132,570
Series B
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,100,520
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	3,515	3,966,010
6.00%, 11/01/28	(PR 11/01/19)	3,000	3,384,930
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,404,640
Georgia State Road & Tollway Authority RB
5.00%, 06/01/18	(Call 03/31/17) (NPFGC)	2,000	2,007,320
Series A
5.00%, 06/01/17		4,250	4,297,770
5.00%, 03/01/20	(GTD)	1,000	1,114,370
5.00%, 03/01/21	(GTD)	410	468,839
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	2,110	2,379,489
5.00%, 08/01/21	(SAW)	2,000	2,312,040
Municipal Electric Authority of Georgia RB
Series A
5.00%, 01/01/21		1,000	1,126,170

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series B
5.00%, 01/01/20		$2,860	$3,142,425
Series D
5.75%, 01/01/19	(PR 07/01/18)	740	788,056
5.75%, 01/01/19	(Call 07/01/18)	1,120	1,191,019
State of Georgia GO
Series A
5.00%, 07/01/17		300	304,485
Series A-1
5.00%, 02/01/19		2,610	2,811,048
Series B
5.00%, 07/01/21	(PR 07/01/18)	750	791,632
Series C
5.00%, 07/01/19		1,000	1,092,090
5.00%, 10/01/20		2,425	2,747,040
5.00%, 07/01/21	(Call 07/01/17)	1,000	1,014,230
5.00%, 10/01/21		1,000	1,160,260
Series D
5.00%, 07/01/17		1,200	1,217,940
Series E
5.00%, 08/01/19	(PR 08/01/17)	770	784,222
5.00%, 08/01/20	(PR 08/01/17)	350	356,465
5.00%, 08/01/21	(PR 08/01/17)	625	636,544
Series E-2
4.00%, 09/01/19		2,100	2,253,846
Series I
5.00%, 07/01/17		1,500	1,522,425
5.00%, 07/01/18		2,375	2,507,501
5.00%, 07/01/19		500	546,045
5.00%, 07/01/20		3,000	3,375,420

			57,322,650
HAWAII — 0.99%
City & County Honolulu HI Wastewater System Revenue RB Series A
5.25%, 07/01/36	(PR 07/01/21)	1,000	1,162,070
State of Hawaii GO
Series DR
5.00%, 06/01/17		1,250	1,264,312
Series DT
5.00%, 11/01/17		300	308,784
Series DY
5.00%, 02/01/18		250	259,792
5.00%, 02/01/19		1,020	1,098,122

Security		Principal (000s)	Value
Series DZ
5.00%, 12/01/19	(ETM)	$590	$652,021
5.00%, 12/01/19		550	607,552
Series EA
5.00%, 12/01/17		3,825	3,950,269
5.00%, 12/01/18		2,000	2,142,700
Series EF
5.00%, 11/01/17		1,000	1,029,280
5.00%, 11/01/18		600	640,998
Series EH
5.00%, 08/01/21	(ETM)	675	778,795
5.00%, 08/01/21		325	375,050

			14,269,745
ILLINOIS — 2.42%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/20		500	550,260
5.00%, 01/01/21		500	562,690
Series A
5.00%, 01/01/33	(PR 01/01/18) (AGM)	5,000	5,176,200
Series B
5.00%, 01/01/18		2,200	2,274,668
5.00%, 01/01/19		500	534,875
5.00%, 01/01/20		300	330,156
5.25%, 01/01/18	(NPFGC)	500	518,105
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		1,000	1,099,520
Series B
5.00%, 12/01/17		1,800	1,857,384
5.50%, 01/01/33	(PR 01/01/18)	2,000	2,079,020
Series D
5.00%, 01/01/21		600	676,662
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	500	488,280
State of Illinois GO
4.00%, 02/01/18		500	509,440
4.00%, 07/01/18		620	635,326
5.00%, 01/01/18		1,630	1,672,087
5.00%, 08/01/18		1,690	1,756,501

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 01/01/19		$500	$520,600
5.00%, 01/01/19	(AGM)	600	630,030
5.00%, 02/01/19		1,000	1,042,710
5.00%, 01/01/20	(AGM)	400	427,596
5.00%, 02/01/20		1,500	1,579,710
5.00%, 08/01/20		1,500	1,588,125
5.00%, 02/01/21		1,500	1,590,060
5.00%, 07/01/21		425	450,980
5.00%, 02/01/22		500	529,905
State of Illinois RB
5.00%, 06/15/17		630	637,907
5.00%, 06/15/18		2,025	2,128,275
State of Illinois Unemployment Compensation Trust Fund RB
Series B
5.00%, 06/15/17	(Call 03/16/17)	2,750	2,764,025
5.00%, 12/15/17	(Call 03/16/17)	235	235,877

			34,846,974
INDIANA — 0.06%
Indianapolis Local Public Improvement Bond Bank RB Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	850	863,923

			863,923
IOWA — 0.04%
Iowa Finance Authority RB
5.00%, 08/01/20		560	630,319

			630,319
KANSAS — 0.17%
State of Kansas Department of Transportation RB
Series A
5.50%, 03/01/19	(AGM)	1,205	1,313,486
Series B
5.00%, 09/01/19		225	247,041
Series C
5.00%, 09/01/20		750	847,703

			2,408,230
KENTUCKY — 0.07%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	700	767,221

Security		Principal (000s)	Value
Kentucky State Property & Building Commission RB
5.25%, 02/01/18		$240	$249,646

			1,016,867
LOUISIANA — 0.25%
East Baton Rouge Sewerage Commission RB Series A
5.25%, 02/01/34	(PR 02/01/19)	400	432,712
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		400	418,944
5.00%, 06/01/20		325	359,245
State of Louisiana GO
Series A
5.00%, 11/15/19		1,100	1,207,932
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,113,480

			3,532,313
MARYLAND — 4.63%
County of Montgomery MD GO
Series A
5.00%, 11/01/20		2,500	2,838,200
5.00%, 07/01/23	(PR 07/01/19)	1,000	1,091,360
Maryland State Transportation Authority RB
5.00%, 03/01/17		1,000	1,000,370
5.25%, 03/01/17		310	310,121
5.25%, 03/01/18		1,380	1,442,086
5.25%, 03/01/19		2,020	2,191,417
State of Maryland Department of Transportation RB
4.00%, 09/01/21		4,000	4,458,320
5.00%, 05/01/17		1,400	1,410,850
5.00%, 05/01/18		2,000	2,098,340
5.00%, 05/01/19		750	814,605
State of Maryland GO
5.00%, 03/01/20		3,110	3,465,691
First Series
5.00%, 03/15/17		390	390,823
5.00%, 06/01/20		700	785,729
5.00%, 06/01/21		2,000	2,303,000
5.00%, 03/15/22	(PR 03/15/17)	810	811,693

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
First Series A
5.00%, 03/01/18		$1,000	$1,042,480
Second Series
5.00%, 07/15/17		1,500	1,524,945
5.00%, 08/01/17		2,000	2,037,060
5.00%, 07/15/18		1,000	1,057,280
5.00%, 08/01/19	(PR 08/01/17)	1,200	1,222,104
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,352,806
5.00%, 07/15/23	(PR 07/15/18)	2,850	3,012,108
Series A
5.00%, 03/01/19		1,610	1,738,977
5.00%, 03/01/21		2,000	2,288,720
5.00%, 08/01/23	(PR 08/01/21)	1,630	1,879,129
5.00%, 03/01/24	(PR 03/01/22)	4,000	4,662,640
Series B
4.50%, 08/01/21		1,000	1,133,690
5.00%, 08/01/18		2,000	2,117,920
5.00%, 03/15/19		1,150	1,243,760
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,285,485
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,859,851
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,499,859
Series C
5.00%, 08/01/19		2,000	2,190,080
5.00%, 08/01/21		4,750	5,491,095
Series E
5.00%, 08/01/17		1,500	1,527,795

			66,580,389
MASSACHUSETTS — 7.31%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/18		6,000	6,327,480
Commonwealth of Massachusetts GO Series C
5.50%, 12/01/17	(AGM)	1,720	1,782,986
Commonwealth of Massachusetts GOL
Series A
5.00%, 04/01/17		2,570	2,580,511
5.00%, 04/01/18		2,315	2,421,235
5.00%, 04/01/19		1,000	1,082,370

Security		Principal (000s)	Value
5.00%, 08/01/27	(PR 08/01/18)	$2,000	$2,116,260
5.00%, 04/01/28	(PR 04/01/21)	3,000	3,433,170
5.25%, 08/01/19		490	538,976
5.25%, 08/01/20	(AGM)	1,000	1,134,940
5.25%, 08/01/21		1,000	1,165,700
Series B
5.00%, 08/01/17		7,000	7,131,390
5.00%, 08/01/18		1,000	1,058,940
5.00%, 08/01/19		1,150	1,258,077
5.00%, 06/01/25	(PR 06/01/20)	500	560,525
5.25%, 08/01/20		850	964,699
5.25%, 08/01/21	(AGM)	1,000	1,165,700
Series C
5.00%, 08/01/19		2,000	2,187,960
5.00%, 04/01/20		2,000	2,232,220
5.00%, 08/01/20		500	563,290
5.00%, 10/01/21		2,000	2,318,100
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	4,700	4,785,963
5.25%, 08/01/24	(PR 08/01/17) (AGM)	1,950	1,987,733
5.25%, 08/01/25	(PR 08/01/17) (AGM)	6,000	6,116,100
Series D
1.05%, 08/01/43		1,300	1,277,445
5.00%, 10/01/17		1,500	1,538,820
5.50%, 10/01/17		800	823,064
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/21		500	580,805
Series B
5.25%, 07/01/17		225	228,580
5.25%, 07/01/20		1,500	1,696,800
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,422,000
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,055,370
5.25%, 07/01/19		2,700	2,960,280
5.50%, 07/01/18		1,700	1,805,689
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/20		475	539,296
Series 12
5.25%, 08/01/17		1,000	1,019,590

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series 2014
5.00%, 08/01/21		$1,000	$1,156,020
Series A
5.25%, 08/01/17		1,000	1,019,590
5.25%, 08/01/19		1,100	1,211,111
Massachusetts Department of Transportation RB Series C
0.00%, 01/01/18	(NPFGC)	2,700	2,676,753
Massachusetts Development Finance Agency RB
Series A
5.00%, 07/15/21		1,000	1,154,880
Series B-1
5.00%, 10/15/20		1,510	1,712,295
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/21		2,685	3,100,960
Series B
5.00%, 08/15/17		1,000	1,020,410
5.00%, 08/15/18		1,500	1,590,825
5.00%, 08/15/19		1,000	1,095,510
5.00%, 08/15/20		1,020	1,150,203
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		6,000	6,086,220
5.00%, 08/01/40	(PR 08/01/20)	3,000	3,373,470
Series B
5.00%, 08/01/19		2,235	2,447,213
Series J
5.50%, 08/01/20	(AGM)	1,000	1,144,330
5.50%, 08/01/21	(AGM)	2,000	2,354,520

			105,156,374
MICHIGAN — 1.76%
Michigan Finance Authority RB
5.00%, 07/01/18	(NPFGC)	500	524,175
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,172,169
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,089,170
5.00%, 01/01/21	(Call 07/01/19)	1,000	1,086,750
Series A
5.00%, 07/01/17		4,250	4,314,430

Security		Principal (000s)	Value
5.00%, 07/01/18		$1,000	$1,056,340
5.00%, 07/01/19		6,500	7,093,840
Michigan State Building Authority RB
Series I
5.00%, 04/15/18		1,000	1,045,980
5.00%, 04/15/20		1,000	1,111,810
State of Michigan GO Series A
5.00%, 12/01/21		350	406,539
State of Michigan RB
5.00%, 03/15/20		1,055	1,168,961
5.00%, 03/15/21		100	113,423
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18		3,000	3,209,220
5.00%, 11/01/20	(Call 11/01/19)	1,000	1,096,850
Series A
5.50%, 11/01/18		770	829,005

			25,318,662
MINNESOTA — 1.48%
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		3,185	3,549,268
Series B
5.00%, 03/01/17		1,000	1,000,370
5.00%, 03/01/18		710	740,161
State of Minnesota GO
5.00%, 08/01/17		3,235	3,294,524
5.00%, 08/01/19	(PR 08/01/17)	1,500	1,527,375
Series A
5.00%, 08/01/19		2,550	2,790,414
Series D
5.00%, 08/01/18		1,000	1,058,520
5.00%, 08/01/19		1,500	1,641,420
Series F
5.00%, 10/01/18		1,000	1,064,720
5.00%, 10/01/20		995	1,126,002
5.00%, 10/01/21		2,095	2,423,664
State of Minnesota RB Series B
5.00%, 03/01/17		1,000	1,000,370

			21,216,808

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
MISSISSIPPI — 0.19%
State of Mississippi GO
Series C
5.00%, 10/01/18		$580	$617,677
5.00%, 10/01/19		1,000	1,099,230
Series D
5.38%, 07/01/18		1,000	1,060,230

			2,777,137
MISSOURI — 0.95%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/17		690	695,347
5.00%, 02/01/18		250	259,770
5.00%, 02/01/19		2,120	2,283,304
5.25%, 05/01/18	(PR 05/01/17)	3,590	3,619,151
5.25%, 05/01/19	(PR 05/01/17)	500	504,060
5.25%, 05/01/20	(PR 05/01/17)	2,000	2,016,240
5.25%, 05/01/21	(PR 05/01/17)	1,120	1,129,094
5.25%, 05/01/22	(PR 05/01/17)	350	352,842
Series B
5.00%, 05/01/19		1,200	1,303,368
5.00%, 05/01/20		1,325	1,483,722

			13,646,898
NEBRASKA — 0.14%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20		900	1,015,362
Omaha Public Power District RB
Series A
5.50%, 02/01/39	(PR 02/01/18)	470	490,177
Series B
5.00%, 02/01/20		500	555,485

			2,061,024
NEVADA — 0.88%
Clark County School District GOL Series B
5.00%, 06/15/19		1,865	2,027,125
County of Clark Department of Aviation RB Series B
5.00%, 07/01/18		2,850	3,003,074

Security		Principal (000s)	Value
State of Nevada GOL Series C
5.00%, 06/01/18		$1,545	$1,625,695
State of Nevada RB
5.00%, 06/01/17		3,680	3,721,878
5.00%, 12/01/17		2,200	2,271,368

			12,649,140
NEW JERSEY — 3.59%
New Jersey Building Authority RB Series A
5.00%, 06/15/17		750	757,710
New Jersey Economic Development Authority RB
5.00%, 06/15/17		1,000	1,009,770
5.00%, 12/15/17	(ETM)	1,050	1,084,965
5.00%, 06/15/18		250	259,440
5.00%, 09/01/18	(ETM)	1,630	1,728,778
5.00%, 09/01/18		590	614,479
5.00%, 09/01/20	(ETM)	730	821,345
5.00%, 09/01/20		270	286,799
Series A
5.00%, 05/01/17		425	427,503
Series B
5.00%, 11/01/19	(SAP)	1,000	1,056,340
5.00%, 11/01/20	(SAP)	1,000	1,063,780
5.00%, 11/01/21		1,500	1,598,820
Series EE
5.00%, 09/01/17	(ETM)	1,500	1,532,505
Series GG
5.00%, 09/01/17	(ETM) (SAP)	795	812,228
5.00%, 09/01/21	(Call 03/01/21) (SAP)	500	529,155
Series K
5.25%, 12/15/20	(AMBAC)	1,030	1,108,620
Series NN
5.00%, 03/01/19	(ETM) (SAP)	6,500	7,005,375
5.00%, 03/01/21	(SAP)	1,305	1,387,711
Series PP
5.00%, 06/15/19		2,500	2,629,375
Series W
5.00%, 03/01/17	(ETM)	360	360,130
5.00%, 03/01/17		160	160,045

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series XX
5.00%, 06/15/19		$750	$788,812
5.00%, 06/15/20		250	265,043
5.00%, 06/15/21		1,400	1,489,544
New Jersey Sports & Exposition Authority RB Series B
5.00%, 09/01/18	(SAP)	1,000	1,041,490
New Jersey State Turnpike Authority RB Series B
5.00%, 01/01/19		2,220	2,377,376
New Jersey Transit Corp. RB Series A
5.00%, 09/15/18		500	523,125
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		750	776,535
5.00%, 06/15/20		2,500	2,651,550
5.25%, 12/15/19		1,000	1,063,970
Series A-1
5.00%, 06/15/19		1,200	1,270,284
5.00%, 06/15/20		850	914,812
5.00%, 06/15/21		200	217,996
Series A-2
5.00%, 06/15/21	(Call 06/15/18)	860	892,173
5.00%, 06/15/22	(Call 06/15/18)	1,000	1,035,320
Series B
5.00%, 06/15/20		2,100	2,227,302
5.50%, 12/15/17	(NPFGC)	500	517,415
Series C
5.50%, 12/15/17	(AGM)	1,505	1,557,419
New Jersey Turnpike Authority RB Series B
5.00%, 01/01/20		1,150	1,267,967
State of New Jersey GO
5.00%, 06/01/21		1,760	1,961,749
Series H
5.25%, 07/01/19		405	439,518
Series L
5.25%, 07/15/17	(AMBAC)	1,300	1,322,243
Series Q
5.00%, 08/15/19		305	330,324

Security		Principal (000s)	Value
5.00%, 08/15/20		$410	$451,980

			51,618,820
NEW MEXICO — 0.38%
New Mexico Finance Authority RB
5.00%, 06/15/18		3,050	3,215,615
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		1,000	1,087,310
4.00%, 07/01/21		1,000	1,101,140

			5,404,065
NEW YORK — 14.60%
City of New York NY GO
Series 1
5.00%, 08/01/20		1,000	1,123,420
Series A
5.00%, 08/01/17		2,000	2,036,600
5.00%, 08/01/18		1,100	1,163,437
5.00%, 08/01/19		6,100	6,667,116
5.00%, 08/01/21		1,525	1,749,480
Series A-1
5.00%, 08/01/17		400	407,320
Series B
5.00%, 08/01/18		4,165	4,405,196
5.00%, 08/01/19		1,000	1,092,970
5.00%, 08/01/20		520	584,178
5.00%, 08/01/21		3,400	3,900,480
Series C
5.00%, 08/01/17		1,150	1,171,045
5.00%, 08/01/20		2,000	2,246,840
Series C-1
5.00%, 10/01/19	(PR 10/01/17)	1,365	1,399,589
5.00%, 10/01/19	(Call 10/01/17)	635	650,278
Series D
5.00%, 08/01/20		1,000	1,123,420
Series E
5.00%, 08/01/17		1,200	1,221,960
5.00%, 08/01/18		1,250	1,322,087
5.00%, 08/01/19		1,085	1,104,222
5.00%, 08/01/20		1,000	1,123,420
5.00%, 08/01/21		1,205	1,382,376
Series F
5.00%, 08/01/17		1,000	1,018,300
5.00%, 08/01/18		1,080	1,142,284

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series G
5.00%, 08/01/17		$2,000	$2,036,600
5.00%, 08/01/18		1,390	1,470,161
5.00%, 08/01/19		500	546,485
5.00%, 08/01/21	(Call 08/01/17)	2,000	2,035,820
Series I
5.00%, 08/01/17		520	529,516
5.00%, 08/01/18		1,400	1,480,738
Series I-1
5.00%, 08/01/17		1,150	1,171,045
Series J
5.00%, 08/01/17		4,375	4,455,062
5.00%, 08/01/19		1,200	1,311,564
County of Nassau NY GOL Series A
5.00%, 01/01/21		500	566,485
Long Island Power Authority RB
Series A
0.00%, 06/01/21		1,000	922,630
Series B
5.25%, 04/01/19	(ETM)	120	130,491
5.25%, 04/01/19		130	140,603
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	500	542,745
Series A
5.75%, 01/01/18	(SAP)	1,885	1,964,227
5.75%, 07/01/18	(AGM-CR)	30	31,973
Series B-4
5.00%, 11/15/30	(Call 11/15/19)	1,000	1,093,700
Series C
5.00%, 11/15/19		1,000	1,100,170
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	500	548,600
Series D
5.00%, 11/15/17		2,825	2,911,021
5.00%, 11/15/18		605	646,630
5.00%, 11/15/19		2,035	2,238,846
5.00%, 11/15/21		1,000	1,154,870
Series F
5.00%, 11/15/18		325	347,363
5.00%, 11/15/19		1,700	1,870,289

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		$3,000	$3,110,100
5.00%, 11/01/17	(ETM)	90	92,584
Series A-1
5.00%, 11/01/19		500	551,205
Series B
4.50%, 11/01/19		580	632,096
Series C
5.00%, 11/01/19		1,500	1,653,615
5.00%, 11/01/20		2,000	2,266,700
Series E
5.00%, 11/01/17		3,000	3,085,920
5.00%, 11/01/18		4,915	5,245,190
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/17	(ETM)	200	202,600
Series GG
5.00%, 06/15/20		500	560,995
New York City Water & Sewer System RB BAB Series EE
5.00%, 06/15/18	(ETM)	1,000	1,054,000
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	505	528,770
Series A-5/6
5.00%, 04/01/17		1,925	1,932,758
5.00%, 04/01/18		435	454,766
5.50%, 04/01/19		500	546,510
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21		775	893,126
New York State Dormitory Authority RB
5.00%, 03/15/18		4,345	4,537,614
5.50%, 05/15/21	(AMBAC)	200	232,618
Series 2014
5.00%, 02/15/19		5,000	5,388,750
5.00%, 02/15/20		2,000	2,223,900

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series A
4.00%, 05/15/17		$350	$352,520
4.00%, 05/15/18		1,000	1,038,120
5.00%, 03/15/17		500	501,030
5.00%, 05/15/17		1,600	1,614,944
5.00%, 07/01/17		670	679,856
5.00%, 02/15/18	(ETM)	5	5,202
5.00%, 02/15/18		695	722,974
5.00%, 02/15/19		1,000	1,077,750
5.00%, 03/15/19		250	270,585
5.00%, 12/15/19		200	221,408
5.00%, 03/15/20		2,340	2,613,593
5.00%, 12/15/20		850	967,053
5.00%, 03/15/21		2,000	2,294,380
5.00%, 12/15/21		700	814,667
5.00%, 03/15/22		2,000	2,336,260
5.50%, 05/15/17	(NPFGC)	275	277,857
Series C
5.00%, 03/15/18		1,050	1,095,759
5.00%, 03/15/19	(PR 03/15/18)	4,235	4,421,171
Series D
5.00%, 06/15/18		630	663,623
5.00%, 02/15/20		2,000	2,223,900
5.00%, 02/15/22		800	930,704
Series E
3.00%, 03/15/17		6,905	6,912,803
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		5,000	5,272,900
5.50%, 06/15/17		515	522,529
Series A
5.00%, 06/15/17		600	607,884
5.00%, 06/15/19		2,000	2,184,300
New York State Thruway Authority Highway & Bridge Trust Fund RB Series B
5.00%, 04/01/18		1,710	1,788,096
New York State Thruway Authority RB
5.00%, 04/01/17		720	722,894
Series A
5.00%, 03/15/18	(Call 09/15/17)	1,055	1,080,531
5.00%, 05/01/19		10,885	11,771,910
5.00%, 03/15/21	(Call 09/15/20)	850	963,041

Security		Principal (000s)	Value
Series B
5.00%, 04/01/27	(PR 10/01/17)	$3,000	$3,076,740
5.50%, 04/01/20	(AMBAC)	3,240	3,665,250
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	750	776,948
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	413,444
5.00%, 03/15/20		2,000	2,228,100
5.50%, 03/15/19	(AMBAC)	400	436,380
5.50%, 03/15/20	(NPFGC)	700	791,630
Series A
5.00%, 03/15/17		455	455,937
5.00%, 01/01/18	(AGM)	2,980	3,085,522
5.00%, 03/15/18		2,000	2,086,720
5.00%, 03/15/19		2,105	2,274,284
5.00%, 03/15/20		1,000	1,114,050
5.00%, 03/15/21		500	571,680
5.00%, 03/15/22		1,000	1,164,430
Series A-2
5.00%, 01/01/20		1,500	1,657,860
Series B
5.00%, 01/01/21	(Call 07/01/18)	1,000	1,053,440
Series C
5.00%, 03/15/21		4,360	4,985,050
5.00%, 12/15/21	(Call 12/15/19)	3,000	3,324,540
Series D
5.50%, 01/01/19		770	832,616
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/18		675	722,561
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/17		500	513,620
5.00%, 10/15/19		1,200	1,322,628
5.00%, 10/15/20		1,425	1,615,907
5.00%, 10/15/21		2,835	3,292,087
State of New York GO Series C
5.00%, 04/15/17		1,795	1,805,357

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18)	$400	$420,300
Series B
5.00%, 11/15/18		810	867,137
5.00%, 11/15/19		285	315,444
5.00%, 11/15/20		1,245	1,417,794
Series E
5.50%, 11/15/19	(NPFGC)	990	1,108,968
Utility Debt Securitization Authority RB Series B
5.00%, 12/15/20	(Call 12/15/18)	1,000	1,067,490

			209,891,627
NORTH CAROLINA — 3.41%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,125,140
5.00%, 07/01/21		1,705	1,965,763
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		570	570,211
5.00%, 03/01/18		500	521,240
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	800,264
5.00%, 03/01/19		1,235	1,333,936
Series 2010C
5.00%, 03/01/22		360	420,174
Series C
5.00%, 03/01/20		2,895	3,226,101
5.00%, 03/01/21		1,075	1,230,187
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	2,350	2,665,299
5.25%, 01/01/19	(PR 01/01/18) (AGC)	4,265	4,423,829
Series B
5.00%, 01/01/21	(ETM)	3,615	4,100,024
5.00%, 01/01/26	(PR 01/01/19)	3,000	3,218,970
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	(ETM)	855	901,845

Security		Principal (000s)	Value
4.00%, 01/01/19		$1,825	$1,920,174
5.00%, 01/01/18	(ETM)	260	269,251
5.00%, 01/01/18		1,345	1,391,120
State of North Carolina GO
Series 2013-D
4.00%, 06/01/20		1,000	1,090,590
Series A
5.00%, 03/01/17		3,590	3,591,328
5.00%, 03/01/18		1,000	1,042,480
Series B
5.00%, 06/01/18		240	252,598
5.00%, 06/01/19		1,450	1,579,224
Series C
5.00%, 05/01/18		3,715	3,897,667
5.00%, 05/01/19		1,105	1,200,185
Series D
4.00%, 06/01/21		450	499,212
Series E
5.00%, 05/01/19		1,000	1,086,140
5.00%, 05/01/20		1,900	2,127,601
State of North Carolina RB
5.00%, 03/01/17		1,000	1,000,370
5.00%, 03/01/18		1,545	1,609,040

			49,059,963
OHIO — 0.76%
State of Ohio GO
Series A
5.00%, 09/15/21		2,000	2,314,620
Series C
5.00%, 08/01/17		2,500	2,546,525
State of Ohio RB
Series 2008-1
5.75%, 06/15/19	(PR 06/15/18)	850	903,779
Series B
5.00%, 12/15/18		3,850	4,127,893
5.00%, 12/15/19		1,000	1,104,140

			10,996,957
OKLAHOMA — 0.10%
Oklahoma Capital Improvement Authority RB Series A
5.00%, 07/01/18		100	105,427

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Oklahoma Turnpike Authority RB Series A
5.00%, 01/01/18		$1,290	$1,335,460

			1,440,887
OREGON — 0.86%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/17		1,500	1,517,265
5.00%, 06/15/18	(ETM)	1,000	1,054,570
5.00%, 06/01/20		1,000	1,122,810
5.00%, 06/01/21		450	518,544
Multnomah County School District No. 1 Portland/OR GO Series B
5.00%, 06/15/17	(GTD)	1,200	1,215,792
Oregon State Lottery RB Series A
5.25%, 04/01/26	(PR 04/01/19)	2,000	2,172,240
State of Oregon Department of Transportation RB
5.00%, 11/15/17		1,250	1,288,312
Series A
5.00%, 11/15/33	(PR 05/15/19)	2,275	2,471,014
Tri-County Metropolitan Transportation District of Oregon RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,007,860

			12,368,407
PENNSYLVANIA — 3.93%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		400	440,560
Series C
5.00%, 08/01/17	(AGM)	450	458,181
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,104,860
First Series
5.00%, 06/01/17		740	748,392
5.00%, 07/01/18		400	421,264
5.00%, 11/15/18		900	959,580
5.00%, 07/01/20		1,225	1,363,780

Security		Principal (000s)	Value
5.00%, 03/15/21		$1,000	$1,128,360
Second Series
5.00%, 03/01/17		1,000	1,000,370
5.00%, 10/15/17		1,000	1,026,460
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,310,472
5.00%, 07/01/19		3,100	3,365,143
5.00%, 09/15/20		1,000	1,118,560
5.00%, 01/15/21		1,000	1,124,020
5.00%, 09/15/21		1,000	1,139,780
5.00%, 01/15/22		1,000	1,137,110
Series A
5.00%, 05/01/18		2,700	2,826,576
Third Series
5.00%, 07/15/17		225	228,731
5.38%, 07/01/17		355	360,747
5.38%, 07/01/17	(AGM-CR)	500	508,095
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	1,120	1,220,150
5.00%, 01/01/21	(Call 01/01/19)	2,130	2,281,826
Series A
5.00%, 01/01/18		1,980	2,050,785
5.00%, 07/01/18		4,185	4,419,067
5.00%, 07/01/19		4,065	4,436,378
Series B
5.00%, 01/01/20	(Call 07/01/19)	720	785,081
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		2,310	2,340,238
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20		500	553,665
6.00%, 12/01/36	(PR 12/01/20)	3,960	4,642,506
Series B
5.00%, 12/01/17		1,400	1,444,310
5.00%, 12/01/18		500	534,385
5.75%, 06/01/39	(PR 06/01/19)	5,000	5,523,400
Series C
6.25%, 06/01/38	(PR 06/01/18) (AGC)	4,205	4,489,637

			56,492,469

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
RHODE ISLAND — 0.04%
Rhode Island Commerce Corp. RB Series A
5.00%, 06/15/19		$500	$540,745

			540,745
SOUTH CAROLINA — 0.49%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/41	(PR 01/01/21)	1,055	1,197,393
Greenville County School District RB
4.63%, 12/01/20	(AGC)	325	362,645
5.50%, 12/01/17		2,000	2,070,840
South Carolina Public Service Authority RB Series B
5.00%, 12/01/18		1,000	1,069,520
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/18		350	372,190
State of South Carolina GO
Series A
5.00%, 06/01/17		1,400	1,415,918
5.00%, 06/01/18		555	584,132

			7,072,638
TENNESSEE — 0.99%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/17		1,865	1,925,781
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	400	410,832
County of Shelby TN GO
Series A
5.00%, 04/01/18		750	784,710
5.00%, 04/01/20		1,500	1,675,620
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	517,575
5.00%, 01/01/23	(PR 01/01/18)	1,275	1,319,816
5.00%, 01/01/25	(PR 01/01/18)	320	331,248

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$1,500	$1,583,265
Series D
5.00%, 07/01/17		2,000	2,029,980
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,014,380
5.00%, 08/01/20		375	422,895
5.00%, 08/01/21		1,900	2,196,438

			14,212,540
TEXAS — 7.55%
Alvin Independent School District/TX GO Series B
3.00%, 02/15/36	(PSF)	1,450	1,463,470
Austin Independent School District GO
5.00%, 08/01/33	(PR 08/01/18)	4,650	4,920,444
Central Texas Regional Mobility Authority RB Series B
5.00%, 01/01/45	(Call 07/01/20)	500	545,030
Central Texas Turnpike System RB Series A
5.00%, 08/15/42	(Call 04/01/20)	1,450	1,594,652
City of Corpus Christi TX Utility System Revenue RB Series B
2.00%, 07/15/45	(Call 03/31/17)	500	500,395
City of Dallas TX GOL
5.00%, 02/15/21		1,600	1,781,072
Series A
5.00%, 02/15/18	(ETM)	5	5,201
5.00%, 02/15/18		985	1,020,982
5.00%, 02/15/20		1,295	1,415,357
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/17	(AMBAC)	1,000	1,025,790
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		3,785	4,044,954
5.00%, 05/15/20		1,000	1,116,680

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
City of Houston TX GOL
Series A
4.50%, 03/01/19		$1,025	$1,093,696
5.00%, 03/01/17		1,250	1,250,463
5.00%, 03/01/18		3,305	3,443,017
5.00%, 03/01/19		1,135	1,224,427
5.00%, 03/01/20	(Call 03/01/19)	350	377,020
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45		1,000	1,050,970
5.00%, 02/01/18	(Call 03/31/17)	790	792,963
5.00%, 02/01/19		1,100	1,184,909
5.00%, 02/01/20		2,650	2,945,687
5.00%, 02/01/21		3,000	3,417,150
5.00%, 02/01/22		1,000	1,160,340
City of San Antonio TX GOL
5.00%, 02/01/20		1,500	1,666,005
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF)	2,000	2,018,580
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	1,000	1,101,580
Cypress-Fairbanks Independent School District GO Series B-3
4.00%, 02/15/40	(PSF)	500	532,445
Dallas Area Rapid Transit RB
5.25%, 12/01/43	(PR 12/01/18)	1,760	1,893,021
Dallas Independent School District GO
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,090,341
Fort Worth Independent School District GO
5.00%, 02/15/19	(PSF)	500	538,950
5.00%, 02/15/21	(PSF)	1,000	1,140,210
Houston Independent School District GOL
5.00%, 02/15/19	(PSF)	1,000	1,078,720
Series A
5.00%, 02/15/21	(PSF)	1,750	1,995,367

Security		Principal (000s)	Value
Series A-2
4.00%, 06/01/39	(PSF)	$2,000	$2,016,280
North Texas Tollway Authority RB
5.75%, 01/01/38	(PR 01/01/18)	5,550	5,780,380
Series A
5.00%, 01/01/20		1,750	1,927,450
5.00%, 01/01/22		1,000	1,146,210
Series C
1.95%, 01/01/38		1,000	1,007,550
Series F
5.75%, 01/01/33	(PR 01/01/18)	3,005	3,130,519
State of Texas GO
4.75%, 04/01/29	(PR 04/01/17)	1,060	1,064,017
5.00%, 04/01/18		2,000	2,092,560
5.00%, 10/01/19		1,400	1,540,812
5.00%, 10/01/21		2,000	2,323,420
5.00%, 04/01/23	(PR 04/01/18)	3,000	3,135,660
Series A
5.00%, 10/01/18		700	746,053
5.00%, 10/01/19		1,000	1,100,580
Series B
5.00%, 10/01/17		1,800	1,846,746
Texas Public Finance Authority RB Series B
4.00%, 01/01/18	(Call 03/31/17)	230	230,667
Texas State University System RB
Series A
5.00%, 03/15/20		1,000	1,111,820
5.00%, 03/15/21		1,250	1,425,175
Texas Transportation Commission State Highway Fund RB
3.00%, 10/01/17		3,995	4,051,409
5.00%, 04/01/18	(PR 04/01/17)	500	502,005
5.00%, 04/01/20	(PR 04/01/17)	5,000	5,020,050
5.00%, 04/01/20		1,430	1,597,424
5.00%, 10/01/20		1,000	1,132,420
5.00%, 10/01/21		1,720	1,994,804
Series A
4.75%, 04/01/17		250	250,970
5.00%, 04/01/17		250	251,028
5.00%, 04/01/19		2,000	2,166,480
5.00%, 10/01/19		750	825,435
5.00%, 04/01/21		640	733,786
5.00%, 10/01/21		1,500	1,739,655

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
University of Texas System (The) RB
Series B
5.00%, 08/15/18		$1,675	$1,775,734
5.00%, 08/15/19		525	574,938
Series D
5.00%, 08/15/21		3,400	3,922,716

			108,594,641
UTAH — 2.08%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,371,477
5.00%, 07/01/21	(Call 07/01/18)	1,140	1,202,506
State of Utah GO
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	1,460	1,679,964
Series A
5.00%, 07/01/17		2,695	2,735,290
5.00%, 07/01/18		1,000	1,055,930
5.00%, 07/01/20		2,000	2,250,980
5.00%, 07/01/20	(PR 07/01/18)	3,630	3,830,993
5.00%, 07/01/21	(PR 07/01/18)	2,000	2,110,740
5.00%, 07/01/26	(PR 07/01/21)	1,390	1,599,417
Series C
5.00%, 07/01/17		200	202,990
5.00%, 07/01/18		4,000	4,223,720
Utah Transit Authority RB
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	3,015	3,164,936
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,400,424
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,105,900

			29,935,267
VIRGINIA — 1.17%
Commonwealth of Virginia GO Series D
5.00%, 06/01/18		2,240	2,357,622
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	584,128
Series C
5.00%, 10/01/17	(SAW)	1,500	1,538,505

Security		Principal (000s)	Value
County of Loudoun VA GO Series B
5.00%, 11/01/19		$1,980	$2,185,346
Virginia Public Building Authority RB
Series C
5.00%, 08/01/17		2,910	2,964,533
5.00%, 08/01/18		3,000	3,176,820
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,500	2,730,925
Series C
5.00%, 08/01/17	(SAW)	250	254,653
5.00%, 08/01/18	(SAW)	1,000	1,058,790

			16,851,322
WASHINGTON — 3.95%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	2,000	2,057,780
5.00%, 11/01/34	(PR 11/01/17)	700	720,223
5.00%, 11/01/36	(PR 11/01/17)	2,140	2,202,124
City of Seattle WA Municipal Light & Power Revenue RB Series B
5.00%, 02/01/19		500	538,095
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	200	207,100
5.00%, 01/01/39	(PR 01/01/19)	3,035	3,257,101
Energy Northwest RB
Series A
5.00%, 07/01/17		4,610	4,679,104
5.00%, 07/01/18		5,010	5,288,105
5.00%, 07/01/19		1,735	1,892,243
5.00%, 07/01/20		305	342,527
5.00%, 07/01/21		575	661,630
5.25%, 07/01/18		1,275	1,350,021
Series C
5.00%, 07/01/17		1,000	1,014,990
State of Washington GO
5.00%, 07/01/19		500	545,195
5.00%, 02/01/20		1,000	1,109,750
5.00%, 07/01/30	(PR 07/01/17)	2,700	2,740,176

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series 2010-B
5.00%, 08/01/34	(PR 08/01/19)	$500	$547,015
Series 2010E
5.00%, 02/01/20		2,500	2,774,375
Series 2012-A
5.00%, 07/01/19		2,500	2,726,575
Series A
5.00%, 07/01/26	(PR 07/01/17)	2,680	2,719,878
5.00%, 07/01/31	(PR 07/01/18)	350	369,429
Series R-2010A
5.00%, 01/01/21	(PR 01/01/19)	1,000	1,073,370
Series R-2011A
5.00%, 01/01/21		1,000	1,136,580
Series R-2011B
5.00%, 07/01/20		520	583,981
Series R-2011C
5.00%, 07/01/17		650	659,744
Series R-2012A
5.00%, 07/01/17		4,995	5,069,875
Series R-2012C
5.00%, 07/01/17		1,500	1,522,485
Series R-2013C
5.00%, 07/01/18		3,500	3,693,795
Series R-2017A
5.00%, 08/01/21		1,000	1,153,070
Series S-5
0.00%, 01/01/18	(NPFGC)	1,000	992,390
State of Washington RB
5.00%, 09/01/17		1,000	1,021,710
5.00%, 09/01/19		500	546,975
5.00%, 09/01/20		1,010	1,135,270
Series C
5.00%, 09/01/18		500	530,275

			56,862,956
WISCONSIN — 1.60%
State of Wisconsin GO
Series 1
5.00%, 05/01/17	(AMBAC)	1,000	1,007,760
5.00%, 05/01/19		1,200	1,302,108
5.00%, 05/01/20		1,000	1,118,130
5.00%, 11/01/21		2,000	2,319,380

Security		Principal or Shares (000s)	Value
Series 2
5.00%, 11/01/18		$4,575	$4,886,009
5.00%, 11/01/19		2,175	2,396,720
5.00%, 11/01/21		2,000	2,319,380
Series 4
5.00%, 05/01/20		1,000	1,118,130
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21		2,000	2,302,220
Series A
5.00%, 07/01/20	(AGM)	560	629,098
Series I
5.00%, 07/01/18	(NPFGC)	2,060	2,174,639
5.00%, 07/01/19	(NPFGC)	290	316,352
5.00%, 07/01/20	(NPFGC)	960	1,078,454

			22,968,380

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,415,672,224)			1,418,031,142

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Liquidity Funds: MuniCash
0.50%[a,b]		10,587	10,588,744

			10,588,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,587,478)			10,588,744

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.34%
(Cost: $1,426,259,702)[c]	$1,428,619,886
Other Assets, Less Liabilities — 0.66%	9,430,442

NET ASSETS — 100.00%	$1,438,050,328

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $1,426,259,702. Net unrealized appreciation was $2,360,184, of which $4,790,524 represented gross unrealized appreciation on securities and $2,430,340 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$1,418,031,142	$—	$1,418,031,142
Money market funds	10,588,744	—	—	10,588,744

Total	$10,588,744	$1,418,031,142	$—	$1,428,619,886

See notes to financial statements.

SCHEDULES OF INVESTMENTS	111

Schedule of Investments

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.30%

NEW YORK — 99.30%
Battery Park City Authority RB
5.00%, 11/01/21		$785	$915,514
Series A
5.00%, 11/01/22		365	433,616
5.00%, 11/01/23		180	216,884
5.00%, 11/01/24	(Call 11/01/23)	955	1,161,662
Brooklyn Arena Local Development Corp. RB
5.00%, 07/15/42	(Call 01/15/27)	500	545,575
6.25%, 07/15/40	(PR 01/15/20)	125	142,954
6.38%, 07/15/43	(PR 01/15/20)	700	803,012
City of New York NY GO
5.00%, 08/01/18	(Call 08/01/17)	650	661,583
5.00%, 08/01/19		150	151,510
5.00%, 10/01/20	(PR 10/01/17)	100	102,540
5.00%, 10/01/24	(PR 10/01/17) (AGM)	180	184,572
5.00%, 10/01/24	(Call 10/01/17) (AGM)	820	839,893
5.00%, 08/01/26	(Call 08/01/25)	250	298,120
Series 1
5.00%, 08/01/23		250	294,953
Series A
5.00%, 08/01/21		500	573,600
5.00%, 08/01/22		500	583,020
5.00%, 08/01/23		300	353,943
5.00%, 08/01/26	(Call 02/01/24)	350	408,061
Series A-1
5.00%, 08/01/17		700	712,810
5.00%, 08/01/27	(Call 08/01/21)	250	285,443
5.00%, 08/01/31	(Call 08/01/21)	200	224,902
5.00%, 08/01/33	(Call 08/01/26)	500	578,000
5.00%, 08/01/37	(Call 08/01/26)	500	569,225
Series B
5.00%, 08/01/20		100	112,342
Series B-1
5.00%, 12/01/41	(Call 12/01/26)	250	284,975
5.25%, 09/01/20	(Call 09/01/18)	195	207,913
Series C
5.00%, 08/01/19		680	743,219
5.00%, 08/01/20		500	561,710

Security		Principal (000s)	Value
5.00%, 08/01/21	(Call 08/01/19)	$300	$328,818
5.00%, 08/01/23		500	589,905
5.00%, 08/01/28	(Call 02/01/27)	645	769,982
5.00%, 08/01/33	(Call 02/01/25)	250	283,520
Series C-1
5.00%, 10/01/19	(PR 10/01/17)	105	107,661
5.00%, 10/01/19	(Call 10/01/17)	45	46,083
5.00%, 10/01/20	(Call 10/01/17)	150	153,596
Series E
5.00%, 08/01/24		470	558,125
5.00%, 08/01/27	(Call 08/01/19)	500	544,250
5.00%, 08/01/27	(Call 08/01/26)	500	601,815
Series F
5.00%, 08/01/21		240	275,328
5.00%, 08/01/31	(Call 02/01/22)	250	282,415
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	394,992
5.00%, 03/01/37	(Call 03/01/23)	500	555,475
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	147,047
5.00%, 08/01/24	(PR 08/01/17)	25	25,460
5.00%, 08/01/24	(Call 08/01/17)	150	152,648
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,149,640
5.00%, 04/01/27	(Call 04/01/22)	250	286,493
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	529,665
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,159,310
5.00%, 08/01/27	(Call 08/01/22)	250	288,340
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	173,442
Series J
5.00%, 08/01/17		500	509,150
5.00%, 08/01/19		250	273,243
5.00%, 08/01/21		600	688,320
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,303,434
5.00%, 08/01/32	(Call 08/01/24)	525	598,537
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	430,580
5.00%, 05/15/36	(Call 05/15/19)	905	974,187
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	845,356

112	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
City of New York NY GOL Series F-1
5.00%, 06/01/35	(Call 06/01/25)	$500	$564,450
County of Nassau NY GOL
Series A
5.00%, 01/01/22		500	576,115
Series B
5.00%, 04/01/43	(Call 04/01/23)	500	545,680
County of Westchester NY GOL Series A
5.00%, 01/01/22		500	582,185
Erie County Industrial Development Agency (The) RB Series A
5.00%, 05/01/31	(PR 05/01/19) (SAW)	100	108,539
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 03/31/17) (NPFGC)	675	676,384
5.00%, 02/15/47	(Call 03/31/17)	2,180	2,198,661
5.00%, 02/15/47	(Call 03/31/17) (FGIC)	325	327,506
5.25%, 02/15/47	(Call 02/15/21)	500	554,350
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,136,440
Long Island Power Authority RB
Series 2015-B
5.00%, 09/01/45	(Call 09/01/25)	750	832,162
Series A
5.00%, 09/01/35	(Call 09/01/24)	250	277,533
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,066,960
5.00%, 09/01/44	(Call 09/01/24)	500	552,620
5.50%, 04/01/22	(Call 04/01/19)	500	537,535
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	625	684,787
5.75%, 04/01/39	(Call 04/01/19)	380	409,085
6.25%, 04/01/33	(PR 04/01/19)	250	276,963
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	275,923
5.00%, 09/01/30	(Call 09/01/26)	250	287,303
5.00%, 09/01/41	(Call 09/01/26)	500	559,355
5.25%, 04/01/19	(ETM)	145	157,676
5.25%, 04/01/19		145	156,826

Security		Principal (000s)	Value
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	$150	$162,824
Series 2015-C
5.00%, 11/15/34	(Call 11/15/25)	350	398,989
Series A
0.00%, 11/15/30		850	536,673
5.00%, 11/15/18		250	267,203
5.00%, 11/15/24	(Call 11/15/22)	250	293,048
5.00%, 11/15/37	(Call 11/15/21)	455	510,464
5.00%, 11/15/46	(Call 11/15/21)	500	558,340
5.50%, 11/15/39	(PR 11/15/18)	700	755,132
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,330	1,485,371
5.00%, 11/15/44	(Call 11/15/23)	350	389,788
5.25%, 11/15/56	(Call 05/15/26)	200	226,152
Series A-2
5.00%, 11/15/27	(Call 11/15/26)	500	593,850
Series B
5.00%, 11/15/34	(Call 11/15/19)	650	710,313
5.00%, 11/15/35	(Call 11/15/26)	1,000	1,136,690
5.00%, 11/15/44	(Call 05/15/24)	400	447,400
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	553,515
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,330,056
6.25%, 11/15/23	(PR 11/15/18)	80	87,290
6.25%, 11/15/23	(Call 11/15/18)	20	21,788
Series C-1
5.00%, 11/15/56	(Call 11/15/26)	1,700	1,881,594
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	250	274,300
Series D
4.00%, 11/15/32	(Call 11/15/22)	250	257,720
5.00%, 11/15/19		690	759,117
5.00%, 11/15/25	(Call 11/15/22)	230	267,364
5.00%, 11/15/27	(Call 11/15/19)	270	296,609
5.00%, 11/15/28	(Call 11/15/22)	500	578,880
5.00%, 11/15/30	(Call 11/15/22)	890	1,027,816
5.00%, 11/15/30	(Call 11/15/26)	500	583,820
5.00%, 11/15/34	(Call 11/15/20)	1,015	1,129,228
5.00%, 11/15/38	(Call 11/15/23)	250	279,545
Series D-1
5.00%, 11/01/22		250	292,573

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 11/15/39	(Call 11/15/24)	$900	$1,015,821
Series E
4.00%, 11/15/38	(Call 11/15/22)	105	106,604
5.00%, 11/15/42	(Call 11/15/22)	400	442,812
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	288,713
MTA Hudson Rail Yards Trust Obligations RB Series A
5.00%, 11/15/56	(Call 11/15/23)	1,000	1,076,610
Nassau County Interim Finance Authority RB Series SER
5.00%, 11/15/22		1,025	1,219,268
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	250	267,718
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	252,630
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	445	510,197
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 03/31/17) (FGIC)	270	270,618
5.00%, 03/01/31	(Call 03/31/17) (FGIC)	210	210,502
5.00%, 03/01/36	(Call 03/31/17) (NPFGC)	275	279,232
5.00%, 03/01/46	(Call 03/31/17) (FGIC)	455	457,944
New York City Industrial Development Agency RB VRDN
0.63%, 07/01/25	(Put 03/01/17)[a]	1,100	1,100,000
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	240,652
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	256,780

Security		Principal (000s)	Value
5.00%, 01/15/26	(Call 01/15/18) (SAW)	$470	$486,629
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	383,812
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	515,940
5.00%, 07/15/43	(Call 01/15/26) (SAW)	560	631,366
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	475,388
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	420	469,064
Series S-2
5.00%, 01/15/37	(Call 03/31/17) (NPFGC-FGIC, SAW)	100	100,328
5.00%, 07/15/40	(Call 07/15/25) (SAW)	500	563,725
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	536,725
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	539,200
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29	(Call 05/01/19)	150	162,177
5.00%, 08/01/29	(Call 08/01/24)	500	583,085
5.00%, 11/01/30	(Call 05/01/17)	35	35,228
5.00%, 11/01/30	(PR 05/01/17)	65	65,502
5.00%, 05/01/32	(Call 05/01/26)	500	580,975
5.00%, 05/01/33	(Call 05/01/26)	500	578,800
5.00%, 08/01/36	(Call 08/01/25)	1,000	1,135,150
5.00%, 05/01/40	(Call 05/01/26)	1,000	1,135,280
5.00%, 02/01/41	(Call 02/01/25)	1,400	1,575,140
Series A
5.00%, 11/01/21		500	579,930
5.00%, 11/01/27	(Call 11/01/21)	400	461,140
5.00%, 11/01/38	(Call 11/01/23)	350	398,856
Series A-1
5.00%, 08/01/31	(Call 08/01/24)	340	393,030

114	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 08/01/33	(Call 08/01/24)	$325	$372,391
5.00%, 11/01/42	(Call 11/01/23)	400	451,664
Series B
5.00%, 11/01/19		400	440,964
5.00%, 11/01/20	(Call 11/01/19)	175	193,198
5.00%, 11/01/20		350	396,672
5.00%, 11/01/21	(PR 05/01/17)	165	166,274
5.00%, 11/01/21	(Call 05/01/17)	85	85,655
Series B-1
5.00%, 11/01/28	(Call 11/01/25)	500	596,920
5.00%, 11/01/35	(Call 11/01/25)	500	570,530
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,689,210
5.00%, 08/01/40	(Call 08/01/26)	500	569,225
Series C
5.00%, 11/01/25	(Call 05/01/25)	500	605,730
5.00%, 11/01/27	(Call 11/01/25)	500	601,315
5.00%, 11/01/33	(Call 11/01/20)	430	478,001
5.00%, 11/01/39	(Call 11/01/20)	250	277,908
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	279,313
5.00%, 02/01/25	(Call 02/01/21)	155	176,150
5.00%, 02/01/27	(Call 02/01/21)	250	283,498
5.00%, 02/01/31	(Call 02/01/21)	300	334,074
5.00%, 02/01/35	(Call 02/01/21)	500	553,400
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	131,716
Series E-1
5.00%, 02/01/29	(Call 02/01/26)	750	885,592
5.00%, 02/01/34	(Call 02/01/26)	500	574,405
5.00%, 02/01/39	(Call 02/01/26)	500	567,720
5.00%, 02/01/40	(Call 02/01/26)	500	566,065
5.00%, 02/01/42	(Call 02/01/22)	250	279,158
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	751,157
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	364,101
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/18)	500	532,565
New York City Water & Sewer System RB
4.75%, 06/15/35	(PR 06/15/17)	215	217,642
4.75%, 06/15/35	(Call 06/15/17)	35	35,344
5.00%, 06/15/26	(Call 06/15/21)	750	855,052

Security		Principal (000s)	Value
5.00%, 06/15/29	(PR 06/15/18)	$25	$26,353
5.00%, 06/15/29	(Call 06/15/18)	160	168,946
5.00%, 06/15/31	(Call 06/15/21)	160	180,435
5.00%, 06/15/39	(Call 06/15/25)	1,360	1,539,207
5.00%, 06/15/44	(Call 12/15/21)	500	559,860
5.00%, 06/15/46	(Call 06/15/23)	195	216,392
5.38%, 06/15/43	(Call 12/15/20)	125	141,116
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	353,874
5.50%, 06/15/21	(PR 06/15/18)	660	700,240
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	101,073
5.00%, 06/15/44	(Call 06/15/21)	150	166,472
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	405,568
5.00%, 06/15/31	(Call 06/15/20)	610	679,406
5.00%, 06/15/46	(Call 06/15/25)	500	565,105
5.00%, 06/15/47	(Call 12/15/22)	460	512,748
Series CC
5.00%, 06/15/34	(Call 06/15/18)	200	209,656
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,231,692
5.00%, 06/15/47	(Call 06/15/23)	700	773,836
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	250	262,400
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,120,410
Series DD
4.75%, 06/15/36	(Call 06/15/17)	330	333,221
5.00%, 06/15/29	(Call 06/15/24)	500	585,005
5.00%, 06/15/34	(Call 06/15/23)	205	233,913
5.00%, 06/15/35	(Call 06/15/23)	505	573,392
5.00%, 06/15/36	(Call 06/15/24)	500	565,080
5.00%, 06/15/39	(Call 06/15/24)	500	567,535
5.00%, 06/15/47	(Call 12/15/26)	500	566,160
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	564,555
Series FF
5.00%, 06/15/25	(Call 06/15/20)	500	559,760
5.00%, 06/15/45	(Call 06/15/22)	950	1,050,709
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	270,380
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	296,418
5.00%, 06/15/37	(Call 06/15/25)	500	566,665

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	$1,675	$1,811,546
5.25%, 06/15/32	(Call 06/15/19)	750	815,722
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	125,077
New York City Water & Sewer System RB BAB Series EE
5.00%, 06/15/18	(ETM)	825	869,550
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	250	282,958
Series A
0.00%, 11/15/48		500	125,055
5.00%, 11/15/46	(Call 11/15/26)	500	559,975
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,409,611
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	836,792
5.75%, 11/15/51	(Call 11/15/21)	90	102,712
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/19	(Call 04/01/18)	1,190	1,246,680
5.00%, 04/01/19		510	552,177
5.00%, 04/01/20	(Call 04/01/18)	150	157,061
Series A-5/6
5.00%, 04/01/17		675	677,720
5.00%, 04/01/18		1,385	1,447,934
5.50%, 04/01/19		325	355,231
Series B
5.00%, 04/01/19	(GOI)	285	308,569
Series C
5.50%, 04/01/17	(GOI)	265	266,179
Series B-7V VRDN
0.64%, 04/01/20	(Put 03/01/17)[a]	780	780,000
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	710	727,388
5.00%, 12/01/19	(SAW)	50	55,034
5.00%, 12/01/21		1,000	1,152,420

Security		Principal (000s)	Value
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	$355	$362,419
5.00%, 11/15/22	(GOI)	350	412,555
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	459,368
Series C
5.00%, 11/15/17		430	443,218
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	1,090	1,123,299
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	360,545
New York State Dormitory Authority RB
5.00%, 07/01/22	(Call 07/01/19)	250	271,628
5.00%, 07/01/22	(Call 07/01/18)	500	526,515
5.50%, 07/01/23	(NPFGC)	200	237,498
Series 1
5.50%, 07/01/40	(AMBAC)	400	515,152
Series 2015-B
5.00%, 03/15/29	(Call 09/15/25)	500	592,945
Series A
4.00%, 05/15/17		150	151,080
5.00%, 03/15/20		800	892,867
5.00%, 05/15/20		520	580,850
5.00%, 12/15/20		150	170,657
5.00%, 03/15/21		500	573,595
5.00%, 03/15/24		500	599,505
5.00%, 12/15/24	(Call 12/15/22)	250	292,283
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,167,330
5.00%, 02/15/26	(Call 02/15/24)	355	420,363
5.00%, 10/01/26		200	248,574
5.00%, 10/01/27		500	625,500
5.00%, 03/15/28	(PR 03/15/18)	250	260,990
5.00%, 03/15/28	(Call 03/15/25)	340	398,575
5.00%, 12/15/28	(Call 12/15/22)	575	665,005
5.00%, 03/15/30	(Call 03/15/25)	400	465,384
5.00%, 12/15/30	(Call 12/15/22)	500	576,495
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,156,740
5.00%, 03/15/32	(Call 03/15/24)	340	389,171
5.00%, 03/15/35	(Call 03/15/25)	500	567,955
5.00%, 07/01/37	(Call 07/01/22)	760	851,038
5.00%, 03/15/38	(Call 03/15/23)	500	562,870

116	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 02/15/40	(Call 08/15/26)	$500	$569,915
5.00%, 07/01/41	(Call 07/01/26)	250	282,200
5.00%, 02/15/43	(Call 02/15/23)	500	552,505
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,146,944
5.00%, 03/15/44	(Call 03/15/24)	500	561,065
5.00%, 07/01/45	(Call 07/01/25)	100	110,613
5.00%, 07/01/46	(Call 01/01/27)	250	277,245
5.00%, 10/01/47		100	130,960
5.50%, 07/01/18	(NPFGC-FGIC)	375	397,950
Series A-2
5.00%, 10/01/46	(Call 04/01/26)	720	832,579
5.00%, 10/01/46		100	131,274
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	215,078
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,155,290
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,188,631
5.00%, 07/01/33	(PR 07/01/18) (AGM)	105	110,873
5.00%, 03/15/35	(Call 03/15/22)	500	564,235
5.00%, 02/15/38	(Call 02/15/25)	500	563,200
5.00%, 03/15/42	(Call 03/15/22)	600	666,912
Series C
5.00%, 03/15/22	(PR 03/15/18)	500	521,980
5.00%, 03/15/25	(PR 03/15/18)	525	548,079
5.00%, 03/15/31	(Call 03/15/21)	250	279,760
5.00%, 03/15/35	(Call 03/15/24)	500	569,215
Series D
5.00%, 02/15/23		200	236,054
5.00%, 02/15/25		400	478,424
5.00%, 02/15/28	(Call 08/15/26)	200	239,900
5.00%, 02/15/40	(Call 02/15/22)	300	335,400
5.00%, 02/15/42	(Call 02/15/22)	250	277,433
Series E
5.00%, 02/15/23		500	590,135
5.00%, 02/15/24		1,000	1,187,420
5.00%, 03/15/31	(Call 09/15/25)	1,000	1,165,360
6.13%, 01/01/31	(Call 01/01/19)	250	272,788
New York State Dormitory Authority RB VRDN
0.63%, 11/01/34	(Put 03/02/17)[a]	585	585,000
New York State Energy Research & Development Authority RB Series A-2 VRDN
0.64%, 05/01/39	(Put 03/01/17)[a]	1,700	1,700,000

Security		Principal (000s)	Value
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	$800	$832,768
4.75%, 06/15/31	(Call 03/31/17)	170	170,530
5.00%, 06/15/18		100	105,458
5.00%, 06/15/21	(Call 06/15/18)	500	527,755
5.50%, 06/15/17		750	760,965
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	457,237
5.00%, 06/15/17		100	101,314
5.00%, 06/15/18		500	527,290
5.00%, 06/15/19		600	655,290
5.00%, 06/15/20		75	84,435
5.00%, 06/15/22		375	441,191
5.00%, 06/15/23	(Call 06/15/22)	640	746,579
5.00%, 06/15/24	(Call 06/15/22)	640	744,461
5.00%, 06/15/34	(Call 06/15/19)	180	194,206
5.13%, 06/15/38	(Call 06/15/19)	120	129,836
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	524,010
5.00%, 06/15/41	(Call 06/15/21)	90	100,902
Series D
5.00%, 06/15/22		520	611,785
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(PR 04/01/18)	750	783,915
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	222,604
New York State Thruway Authority RB
5.00%, 01/01/31	(Call 01/01/25)	250	284,698
5.00%, 01/01/32	(Call 01/01/25)	340	385,155
Series A
4.00%, 01/01/51	(Call 01/01/26)	585	585,842
5.00%, 03/15/18		420	438,304
5.00%, 05/01/19		2,700	2,919,996
5.00%, 03/15/20		100	111,469
5.00%, 03/15/21	(Call 09/15/20)	85	96,304
5.00%, 03/15/23	(Call 09/15/21)	250	289,120
5.00%, 03/15/26	(PR 09/15/18)	300	319,176
5.00%, 03/15/29	(Call 09/15/20)	250	280,570
5.00%, 01/01/46	(Call 01/01/26)	500	554,980
5.00%, 01/01/51	(Call 01/01/26)	600	659,760

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series B
5.50%, 04/01/20	(AMBAC)	$260	$294,125
Series C
5.25%, 03/15/19		250	271,475
Series H
4.00%, 01/01/18	(NPFGC)	100	102,687
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	414,440
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	233,026
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	332,259
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,089,940
Series K
5.00%, 01/01/30	(Call 01/01/25)	465	532,685
New York State Urban Development Corp. RB
5.00%, 12/15/18		195	208,960
Series A
5.00%, 03/15/19		250	270,105
5.00%, 03/15/20		1,000	1,114,050
5.00%, 03/15/22		145	168,842
5.00%, 03/15/23		770	910,086
5.00%, 03/15/25		250	299,328
5.00%, 03/15/29	(Call 09/15/25)	750	885,007
5.00%, 03/15/31	(Call 03/15/21)	250	279,760
5.00%, 03/15/31	(Call 03/15/26)	400	467,460
5.00%, 03/15/32	(Call 03/15/26)	600	696,516
5.00%, 03/15/35	(Call 03/15/26)	200	228,928
5.00%, 03/15/35	(Call 09/15/25)	350	400,155
Series A-1
5.00%, 03/15/21		450	514,512
5.00%, 03/15/22		400	465,772
5.00%, 03/15/28	(Call 03/15/23)	520	601,630
5.00%, 03/15/43	(Call 03/15/23)	240	265,524
Series B
5.00%, 01/01/18		120	124,249
5.00%, 01/01/21	(Call 07/01/18)	750	790,080
5.00%, 03/15/32	(PR 03/15/17)	250	250,525
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	269,853
5.00%, 03/15/36	(Call 03/15/19)	250	269,703
5.25%, 03/15/38	(Call 03/15/19)	120	129,580

Security		Principal (000s)	Value
Series C
5.00%, 03/15/24	(Call 03/15/23)	$700	$821,562
Series D
5.25%, 01/01/20	(Call 01/01/19)	375	403,076
5.63%, 01/01/28	(Call 01/01/19)	400	431,984
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	117,942
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	515,145
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	263,190
4.00%, 06/01/32	(Call 06/01/22)	170	178,206
4.00%, 12/15/40	(Call 06/15/24)	400	414,856
4.00%, 06/15/44	(Call 06/15/24)	250	258,793
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	507,680
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	209,632
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	136,016
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	215,145
5.00%, 09/01/34	(Call 09/01/24)	250	286,648
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	209,994
5.00%, 09/01/36	(Call 09/01/24)	400	456,020
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	217,130
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	277,830
Series 163
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	305,299
Series 190
5.00%, 05/01/33	(Call 05/01/20)	250	275,935
Series 194
5.00%, 10/15/29	(Call 10/15/25)	1,000	1,175,370
5.00%, 10/15/34	(Call 10/15/25)	500	573,475
5.00%, 10/15/41	(Call 10/15/25)	500	566,580
Series 198
5.00%, 11/15/46	(Call 11/15/26)	1,000	1,137,580
5.25%, 11/15/56	(Call 11/15/26)	500	575,890

118	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series 5
5.38%, 03/01/28	(GOI)	$500	$602,620
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/18		750	799,987
5.00%, 10/15/19		650	716,423
5.00%, 10/15/20		1,500	1,700,955
5.00%, 10/15/23		300	359,364
5.00%, 10/15/24		1,750	2,120,230
5.00%, 10/15/28	(Call 10/15/24)	1,750	2,069,847
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,619,951
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	475	508,658
5.00%, 02/15/39	(Call 02/15/19)	450	481,612
Series C
5.00%, 04/15/17		1,250	1,257,212
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,077,950
Syracuse Industrial Development Agency RB
Series A-1 VRDN
0.56%, 07/01/37	(Put 03/01/17)[a]	400	400,000
Series A-2 VRDN
0.56%, 12/01/37	(Put 03/01/17)[a]	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		445	275,384
0.00%, 11/15/32		200	112,974
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	262,688
5.00%, 11/15/22		150	176,184
5.00%, 01/01/23	(PR 01/01/22)	55	64,012
5.00%, 01/01/23	(Call 01/01/22)	20	23,055
5.00%, 11/15/24		200	240,688
5.00%, 11/15/24	(Call 05/15/23)	125	147,076
5.00%, 11/15/27	(Call 05/15/23)	500	576,450
5.00%, 11/15/32	(PR 11/15/17)	600	618,402
5.00%, 11/15/37	(PR 05/15/18) (GOI)	850	893,137
5.00%, 11/15/40	(Call 05/15/25)	250	282,460
5.00%, 11/15/46	(Call 05/15/26)	1,375	1,566,372
5.00%, 11/15/47	(Call 05/15/27)	1,500	1,711,125
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	499,371

Security		Principal (000s)	Value
Series B
0.00%, 11/15/32		$700	$406,420
4.00%, 11/15/21		200	224,148
5.00%, 11/15/19		675	747,104
5.00%, 11/15/20		530	603,559
5.00%, 11/15/21		400	466,504
5.00%, 11/15/22		500	591,155
5.00%, 11/15/25	(Call 11/15/22)	710	830,153
5.00%, 11/15/27	(Call 11/15/22)	415	484,737
5.50%, 01/01/30	(PR 01/01/22) (GOI)	945	1,121,356
Series C
5.00%, 11/15/38	(PR 11/15/18)	340	363,834
5.00%, 11/15/38	(Call 11/15/18)	210	222,579
Series D
5.00%, 11/15/31	(PR 11/15/18)	400	428,040
5.00%, 11/15/31	(Call 11/15/18)	250	264,610
Series E
5.50%, 11/15/19	(NPFGC)	255	285,643
Utility Debt Securitization Authority RB
5.00%, 12/15/32	(Call 12/15/25)	1,000	1,173,010
5.00%, 12/15/37	(Call 12/15/25)	750	863,940
Series A
5.00%, 12/15/35	(Call 06/15/26)	250	292,950
Series B
5.00%, 06/15/20	(Call 06/15/18)	250	262,353
5.00%, 12/15/22	(Call 12/15/20)	505	569,393
5.00%, 06/15/23	(Call 06/15/21)	600	681,432
5.00%, 12/15/24	(Call 12/15/22)	200	234,248
5.00%, 12/15/33	(Call 06/15/26)	1,200	1,410,444
Series TE
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,464,050
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,149,950
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,366,184
Westchester County Industrial Development Agency RB VRDN
0.63%, 11/01/24	(Put 03/02/17)[a]	100	100,000
Series B VRDN
0.63%, 07/01/30	(Put 03/02/17)[a]	300	300,000

			240,493,525

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $236,976,207)			240,493,525

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.30%
(Cost: $236,976,207)[b]	$240,493,525
Other Assets, Less Liabilities — 0.70%	1,696,912

NET ASSETS — 100.00%	$242,190,437

BAB  —  Build America Bond

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

VRDN  —  Variable Rate Demand Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. —Financial Guaranty Insurance Co.

[a]	VRDNs are debt instruments that are payable on demand on each reset date, which may be daily, weekly, or monthly.
[b]	The cost of investments for federal income tax purposes was $237,012,841. Net unrealized appreciation was $3,480,684, of which $5,774,740 represented gross unrealized appreciation on securities and $2,294,056 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$240,493,525	$—	$240,493,525

Total	$—	$240,493,525	$—	$240,493,525

See notes to financial statements.

120	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2017

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$713,906,352	$7,637,878,044	$1,415,672,224
Affiliated (Note 2)	—	66,145,493	10,587,478

Total cost of investments	$713,906,352	$7,704,023,537	$1,426,259,702

Investments in securities, at fair value (Note 1):
Unaffiliated	$720,799,176	$7,712,607,074	$1,418,031,142
Affiliated (Note 2)	—	66,156,743	10,588,744

Total fair value of investments	720,799,176	7,778,763,817	1,428,619,886
Cash	51,051	—	—
Receivables:
Dividends and interest	8,670,422	87,149,854	16,103,261
Capital shares sold	—	—	5,289,558

Total Assets	729,520,649	7,865,913,671	1,450,012,705

LIABILITIES
Payables:
Investment securities purchased	3,394,704	23,320,555	11,686,022
Capital shares redeemed	187,759	9,537,558	—
Investment advisory fees (Note 2)	140,917	1,529,530	276,355

Total Liabilities	3,723,380	34,387,643	11,962,377

NET ASSETS	$725,797,269	$7,831,526,028	$1,438,050,328

Net assets consist of:
Paid-in capital	$717,894,373	$7,777,230,894	$1,435,160,935
Undistributed net investment income	1,399,576	16,865,698	1,390,497
Accumulated net realized loss	(389,504)	(37,310,844)	(861,288)
Net unrealized appreciation	6,892,824	74,740,280	2,360,184

NET ASSETS	$725,797,269	$7,831,526,028	$1,438,050,328

Shares outstanding[a]	6,250,000	71,900,000	13,600,000

Net asset value per share	$116.13	$108.92	$105.74

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2017

iShares New York Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$236,976,207

Total cost of investments	$236,976,207

Investments in securities, at fair value (Note 1):
Unaffiliated	$240,493,525

Total fair value of investments	240,493,525
Cash	64,090
Receivables:
Interest	2,773,737

Total Assets	243,331,352

LIABILITIES
Payables:
Investment securities purchased	1,095,003
Investment advisory fees (Note 2)	45,912

Total Liabilities	1,140,915

NET ASSETS	$242,190,437

Net assets consist of:
Paid-in capital	$238,187,285
Undistributed net investment income	524,100
Accumulated net realized loss	(38,266)
Net unrealized appreciation	3,517,318

NET ASSETS	$242,190,437

Shares outstanding[a]	2,200,000

Net asset value per share	$110.09

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

122	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2017

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$4,891	$279,178	$45,911
Interest — unaffiliated	15,398,874	181,860,538	11,833,623

Total investment income	15,403,765	182,139,716	11,879,534

EXPENSES
Investment advisory fees (Note 2)	1,575,777	18,351,725	2,848,712

Total expenses	1,575,777	18,351,725	2,848,712

Net investment income	13,827,988	163,787,991	9,030,822

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	74,511	(294,390)	19,425
Investments — affiliated (Note 2)	—	15,861	4,050
In-kind redemptions — unaffiliated	(245,402)	(1,640,725)	43,899

Net realized gain (loss)	(170,891)	(1,919,254)	67,374

Net change in unrealized appreciation/depreciation	(18,935,456)	(181,064,464)	(5,344,778)

Net realized and unrealized loss	(19,106,347)	(182,983,718)	(5,277,404)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,278,359)	$(19,195,727)	$3,753,418

See notes to financial statements.

FINANCIAL STATEMENTS	123

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2017

iShares New York Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,721
Interest — unaffiliated	6,229,989

Total investment income	6,231,710

EXPENSES
Investment advisory fees (Note 2)	592,687

Total expenses	592,687

Net investment income	5,639,023

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	83,193
In-kind redemptions — unaffiliated	20,020

Net realized gain	103,213

Net change in unrealized appreciation/depreciation	(6,547,921)

Net realized and unrealized loss	(6,444,708)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(805,685)

See notes to financial statements.

124	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,827,988	$10,489,776	$163,787,991	$129,170,603
Net realized gain (loss)	(170,891)	303,270	(1,919,254)	509,291
Net change in unrealized appreciation/depreciation	(18,935,456)	4,932,929	(181,064,464)	66,735,624

Net increase (decrease) in net assets resulting from operations	(5,278,359)	15,725,975	(19,195,727)	196,415,518

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,134,908)	(10,649,256)	(154,895,694)	(131,190,760)

Total distributions to shareholders	(13,134,908)	(10,649,256)	(154,895,694)	(131,190,760)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	256,436,811	117,727,397	2,785,294,355	1,757,302,270
Cost of shares redeemed	(17,402,955)	—	(1,047,695,282)	(65,576,614)

Net increase in net assets from capital share transactions	239,033,856	117,727,397	1,737,599,073	1,691,725,656

INCREASE IN NET ASSETS	220,620,589	122,804,116	1,563,507,652	1,756,950,414

NET ASSETS
Beginning of year	505,176,680	382,372,564	6,268,018,376	4,511,067,962

End of year	$725,797,269	$505,176,680	$7,831,526,028	$6,268,018,376

Undistributed net investment income included in net assets at end of year	$1,399,576	$706,496	$16,865,698	$7,803,096

SHARES ISSUED AND REDEEMED
Shares sold	2,150,000	1,000,000	25,200,000	16,000,000
Shares redeemed	(150,000)	—	(9,600,000)	(600,000)

Net increase in shares outstanding	2,000,000	1,000,000	15,600,000	15,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	125

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National Muni Bond ETF		iShares New York Muni Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,030,822	$7,043,230	$5,639,023	$4,823,808
Net realized gain	67,374	404,502	103,213	37,309
Net change in unrealized appreciation/depreciation	(5,344,778)	3,022,415	(6,547,921)	2,155,579

Net increase (decrease) in net assets resulting from operations	3,753,418	10,470,147	(805,685)	7,016,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,382,506)	(7,063,122)	(5,539,972)	(4,780,720)

Total distributions to shareholders	(8,382,506)	(7,063,122)	(5,539,972)	(4,780,720)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	495,331,928	211,839,306	39,772,543	50,303,363
Cost of shares redeemed	(63,405,366)	(95,369,366)	(11,041,251)	—

Net increase in net assets from capital share transactions	431,926,562	116,469,940	28,731,292	50,303,363

INCREASE IN NET ASSETS	427,297,474	119,876,965	22,385,635	52,539,339

NET ASSETS
Beginning of year	1,010,752,854	890,875,889	219,804,802	167,265,463

End of year	$1,438,050,328	$1,010,752,854	$242,190,437	$219,804,802

Undistributed net investment income included in net assets at end of year	$1,390,497	$717,905	$524,100	$424,981

SHARES ISSUED AND REDEEMED
Shares sold	4,700,000	2,000,000	350,000	450,000
Shares redeemed	(600,000)	(900,000)	(100,000)	—

Net increase in shares outstanding	4,100,000	1,100,000	250,000	450,000

See notes to financial statements.

126	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$118.87	$117.65	$113.43	$116.18	$113.30

Income from investment operations:
Net investment income[a]	2.60	2.92	3.29	3.42	3.52
Net realized and unrealized gain (loss)[b]	(2.82)	1.29	4.20	(2.76)	2.89

Total from investment operations	(0.22)	4.21	7.49	0.66	6.41

Less distributions from:
Net investment income	(2.52)	(2.99)	(3.27)	(3.41)	(3.53)

Total distributions	(2.52)	(2.99)	(3.27)	(3.41)	(3.53)

Net asset value, end of year	$116.13	$118.87	$117.65	$113.43	$116.18

Total return	(0.21)%	3.69%	6.65%	0.67%	5.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$725,797	$505,177	$382,373	$249,546	$313,699
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.19%	2.49%	2.83%	3.06%	3.06%
Portfolio turnover rate[c]	25%	8%	6%	15%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$111.33	$110.30	$107.15	$111.51	$109.83

Income from investment operations:
Net investment income[a]	2.48	2.67	2.99	3.15	3.16
Net realized and unrealized gain (loss)[b]	(2.51)	1.12	3.14	(4.35)	1.68

Total from investment operations	(0.03)	3.79	6.13	(1.20)	4.84

Less distributions from:
Net investment income	(2.38)	(2.76)	(2.98)	(3.16)	(3.16)

Total distributions	(2.38)	(2.76)	(2.98)	(3.16)	(3.16)

Net asset value, end of year	$108.92	$111.33	$110.30	$107.15	$111.51

Total return	(0.05)%	3.54%	5.76%	(1.02)%	4.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,831,526	$6,268,018	$4,511,068	$3,161,011	$3,635,225
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.23%	2.44%	2.74%	2.96%	2.86%
Portfolio turnover rate[c]	8%	10%	5%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

128	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$106.40	$106.06	$106.55	$106.51	$106.77

Income from investment operations:
Net investment income[a]	0.84	0.81	0.80	0.88	1.04
Net realized and unrealized gain (loss)[b]	(0.71)	0.35	(0.49)	0.05	(0.29)

Total from investment operations	0.13	1.16	0.31	0.93	0.75

Less distributions from:
Net investment income	(0.79)	(0.82)	(0.80)	(0.89)	(1.01)

Total distributions	(0.79)	(0.82)	(0.80)	(0.89)	(1.01)

Net asset value, end of year	$105.74	$106.40	$106.06	$106.55	$106.51

Total return	0.14%	1.13%	0.26%	0.88%	0.71%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,438,050	$1,010,753	$890,876	$820,448	$628,425
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.79%	0.76%	0.76%	0.83%	0.98%
Portfolio turnover rate[c]	19%	23%	23%	22%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$112.72	$111.51	$108.04	$111.90	$109.93

Income from investment operations:
Net investment income[a]	2.67	2.88	3.10	3.20	3.43
Net realized and unrealized gain (loss)[b]	(2.66)	1.22	3.48	(3.87)	1.97

Total from investment operations	0.01	4.10	6.58	(0.67)	5.40

Less distributions from:
Net investment income	(2.64)	(2.89)	(3.11)	(3.19)	(3.43)

Total distributions	(2.64)	(2.89)	(3.11)	(3.19)	(3.43)

Net asset value, end of year	$110.09	$112.72	$111.51	$108.04	$111.90

Total return	(0.01)%	3.79%	6.13%	(0.53)%	4.99%

Ratios/Supplemental data:
Net assets, end of year (000s)	$242,190	$219,805	$167,265	$124,244	$134,277
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.38%	2.60%	2.82%	2.99%	3.08%
Portfolio turnover rate[c]	21%	11%	8%	7%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
Short-Term National Muni Bond	Diversified
New York Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

132	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

In addition, the iShares National Muni Bond ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$407,095,049	$157,148,697
National Muni Bond	2,772,564,396	566,375,298
Short-Term National Muni Bond	574,793,232	211,029,122
New York Muni Bond	97,001,726	49,082,649

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$11,660,899	$16,684,907
National Muni Bond	593,834,929	927,966,390
Short-Term National Muni Bond	87,795,433	49,427,926
New York Muni Bond	—	10,834,521

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

134	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Continued)

iSHARES® TRUST

insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2017, attributable to distributions received from a regulated investment company and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
California Muni Bond	$(245,402)	$—	$245,402
National Muni Bond	(1,991,372)	170,305	1,821,067
Short-Term National Muni Bond	43,899	24,276	(68,175)
New York Muni Bond	20,020	68	(20,088)

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

iShares ETF	2017	2016
California Muni Bond
Ordinary income	$29,858	$40,294
Tax-exempt income	13,105,050	10,608,962

	$13,134,908	$10,649,256

National Muni Bond
Ordinary income	$212,903	$676,127
Tax-exempt income	154,682,791	130,514,633

	$154,895,694	$131,190,760

Short-Term National Muni Bond
Ordinary income	$36,264	$1,635
Tax-exempt income	8,346,242	7,061,487

	$8,382,506	$7,063,122

136	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2017	2016
New York Muni Bond
Ordinary income	$17,273	$13,297
Tax-exempt income	5,522,699	4,767,423

	$5,539,972	$4,780,720

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
California Muni Bond	$1,399,576	$(386,626)	$6,889,946	$—	$7,902,896
National Muni Bond	16,865,698	(36,895,759)	74,515,560	(190,365)	54,295,134
Short-Term National Muni Bond	1,390,497	(861,288)	2,360,184	—	2,889,393
New York Muni Bond	524,100	(1,632)	3,480,684	—	4,003,152

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
California Muni Bond	$386,626	$—	$386,626
National Muni Bond	33,856,847	3,038,912	36,895,759
Short-Term National Muni Bond	854,038	7,250	861,288
New York Muni Bond	—	1,632	1,632

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2017, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
California Muni Bond	$74,511
New York Muni Bond	83,125

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7. SUBSEQUENT	EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	137

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares California Muni Bond ETF, iShares National Muni Bond ETF,

iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

138	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2017:

iShares ETF	Exempt- Interest Dividends
California Muni Bond	99.77%
National Muni Bond	99.86
Short-Term National Muni Bond	99.57
New York Muni Bond	99.69

For California income tax purposes, the iShares California Muni Bond ETF designates 99.77% of its distributions paid from net investment income during the fiscal year ended February 28, 2017 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Additionally, all ordinary income distributions are comprised of interest related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

TAX INFORMATION	139

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
California Muni Bond	$2.519103	$—	$—	$2.519103	100%	—%	—%	100%
National Muni Bond	2.375712	—	—	2.375712	100	—	—	100
Short Term National Muni Bond	0.794208	—	—	0.794208	100	—	—	100
New York Muni Bond	2.638477	—	—	2.638477	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

140	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares California Muni Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.16%
Greater than 1.0% and Less than 1.5%	10	0.79
Greater than 0.5% and Less than 1.0%	181	14.39
Between 0.5% and –0.5%	957	76.07
Less than –0.5% and Greater than –1.0%	27	2.15
Less than –1.0% and Greater than –1.5%	60	4.77
Less than –1.5% and Greater than –2.0%	16	1.27
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5%	2	0.16

	1,258	100.00%

iShares National Muni Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	4	0.32%
Greater than 3.0% and Less than 3.5%	4	0.32
Greater than 2.5% and Less than 3.0%	6	0.48
Greater than 2.0% and Less than 2.5%	7	0.56
Greater than 1.5% and Less than 2.0%	4	0.32
Greater than 1.0% and Less than 1.5%	15	1.19
Greater than 0.5% and Less than 1.0%	97	7.71
Between 0.5% and –0.5%	1,039	82.58
Less than –0.5% and Greater than –1.0%	53	4.21
Less than –1.0% and Greater than –1.5%	25	1.99
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	2	0.16

	1,258	100.00%

SUPPLEMENTAL INFORMATION	141

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Short-Term National Muni Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.24%
Greater than 0.5% and Less than 1.0%	10	0.79
Between 0.5% and –0.5%	1,238	98.41
Less than –0.5% and Greater than –1.0%	5	0.40
Less than –1.0% and Greater than –1.5%	2	0.16

	1,258	100.00%

iShares New York Muni Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.16%
Greater than 0.5% and Less than 1.0%	233	18.52
Between 0.5% and –0.5%	901	71.63
Less than –0.5% and Greater than –1.0%	32	2.54
Less than –1.0% and Greater than –1.5%	35	2.78
Less than –1.5% and Greater than –2.0%	51	4.05
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08

	1,258	100.00%

142	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (46)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	143

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

144	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009); Managing Director, BGI (2008-2009); Principal, BGI (1996-2008).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

[d]	Manish Mehta served as President until October 15, 2016.

TRUSTEE AND OFFICER INFORMATION	145

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member

Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

146	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free
1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0217

FEBRUARY 28, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca
➢	iShares U.S. Credit Bond ETF | CRED | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CREDIT BOND MARKET OVERVIEW

Investment-grade, credit-sensitive bonds posted gains during the 12 months ended February 28, 2017 (the “reporting period”). The Bloomberg Barclays U.S. Credit Bond Index, a broad measure of U.S. dollar-denominated credit-sensitive bond performance, returned 5.72% for the reporting period.

Overall, the U.S. economy grew by 1.6% in 2016, down from 2.6% in 2015 and the slowest calendar-year growth rate since 2011. Job growth remained robust as the unemployment rate stayed at or below 5%, and retail sales grew by 5.7% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, industrial production was unchanged for the reporting period, while business productivity increased by just 0.2% in 2016.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The consumer price index rose by 2.7% for the reporting period, the highest inflation rate since March 2012. The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the U.S. Federal Reserve Bank (the “Fed”) on hold for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

Although U.S. bond yields rose overall during the reporting period, virtually all of the increase occurred in the last four months. The outcome of the U.S. presidential election in November 2016 fueled expectations that new spending, tax, and regulatory policies would stimulate economic growth, resulting in higher inflation and more Fed interest rate increases in 2017. Intermediate-term bond yields rose the most during the reporting period, while short-term yields tracked the December interest rate increase.

For the reporting period, credit-sensitive investment-grade bonds performed well as a result of strong investor demand for yield. In the corporate bond market, the lower the credit rating and longer the maturity (and therefore the higher the yield), the notably higher the return for the reporting period; however, rising interest rates also generally restrained the returns of longer-maturity bonds.

Shorter-term corporate securities were also attractive for their comparatively short duration (price sensitivity to interest rate changes) at a time when the Fed was raising rates and Treasury yields surged. For the reporting period, corporate bonds outperformed Treasury securities, regardless of maturity.

Stronger economic growth, healthier corporate balance sheets, and falling default rates all helped support the corporate bond market. Corporate securities also benefited from proposed reforms by the new U.S. presidential administration, which called for lower corporate tax rates and lower tax penalties for companies that repatriate profits held overseas.

Looking at performance by sector across the investment-grade corporate market, securities issued by energy and basic materials companies generally gained the most during the reporting period. These results reflected the rebound in prices for energy, many industrial commodities, and precious metals in 2016. The energy sector in particular suffered from commodity price declines in 2015 and early 2016 before recovering to be the best performer in calendar 2016. Financial securities were another source of strength, buoyed by a number of factors, including rising financial markets, better economic growth, and higher interest rates.

U.S. dollar-denominated foreign sovereign bonds also posted gains, despite suffering late in 2016 as a result of political uncertainty in the U.S. and expectations for faster economic growth and higher inflation ahead.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.93%	1.79%	2.30%	1.93%	1.79%	2.30%
5 Years	1.33%	1.29%	1.67%	6.85%	6.63%	8.65%
10 Years	2.78%	2.74%	3.19%	31.50%	31.03%	36.85%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.30	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (formerly the Barclays U.S. 1-3 Year Credit Bond Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 1.93%, net of fees, while the total return for the Index was 2.30%.

ALLOCATION BY INVESTMENT TYPE As of 2/28/17

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	82.32%
Foreign Government Obligations	17.68

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	18.92%
Aa	17.66
A	30.82
Baa	30.10
Ba	0.81
Not Rated	1.69

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.34%	3.27%	3.67%	3.34%	3.27%	3.67%
5 Years	2.71%	2.62%	2.98%	14.31%	13.78%	15.79%
10 Years	4.44%	4.39%	4.68%	54.38%	53.69%	58.03%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$991.50	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Credit Bond Index (formerly the Barclays U.S. Intermediate Credit Bond Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 3.34%, net of fees, while the total return for the Index was 3.67%.

ALLOCATION BY INVESTMENT TYPE As of 2/28/17

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	86.25%
Foreign Government Obligations	13.54
Municipal Debt Obligations	0.21

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	12.27%
Aa	12.18
A	32.84
Baa	39.63
Ba	1.98
Not Rated	1.10

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® U.S. CREDIT BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.54%	5.52%	5.72%	5.54%	5.52%	5.72%
5 Years	3.34%	3.22%	3.56%	17.85%	17.20%	19.14%
10 Years	5.01%	4.94%	5.26%	63.08%	61.98%	66.91%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$980.80	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. CREDIT BOND ETF

The iShares U.S. Credit Bond ETF (the “Fund”) formerly the iShares Core U.S. Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Bloomberg Barclays U.S. Credit Bond Index (formerly the Barclays U.S. Credit Bond Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 5.54%, net of fees, while the total return for the Index was 5.72%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments[1]
Corporate Bonds & Notes	86.49%
Foreign Government Obligations	10.86
Municipal Debt Obligations	2.65

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments[1]
Aaa	9.75%
Aa	12.74
A	33.69
Baa	40.09
Ba	2.37
Not Rated	1.36

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 81.20%

ADVERTISING — 0.06%
Omnicom Group Inc.
6.25%, 07/15/19	$6,300	$6,899,256

		6,899,256
AEROSPACE & DEFENSE — 1.02%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	5,010	5,110,450
Boeing Co. (The)
0.95%, 05/15/18[a]	3,525	3,511,781
1.65%, 10/30/20 (Call 09/30/20)[a]	10,000	9,892,900
4.88%, 02/15/20	8,684	9,440,029
6.00%, 03/15/19	7,735	8,400,442
Harris Corp.
2.00%, 04/27/18[a]	2,620	2,624,716
L3 Technologies Inc.
4.75%, 07/15/20	5,897	6,316,454
5.20%, 10/15/19	6,880	7,394,418
Lockheed Martin Corp.
1.85%, 11/23/18	8,065	8,088,710
4.25%, 11/15/19	10,785	11,447,198
Northrop Grumman Corp.
1.75%, 06/01/18	5,405	5,416,026
Raytheon Co.
4.40%, 02/15/20[a]	5,000	5,351,500
United Technologies Corp.
1.50%, 11/01/19[a]	14,270	14,183,666
1.78%, 05/04/18[b]	15,375	15,383,303
4.50%, 04/15/20	3,000	3,227,520

		115,789,113
AGRICULTURE — 1.13%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	17,910	18,173,814
9.25%, 08/06/19	8,851	10,403,643
9.70%, 11/10/18	1,743	1,971,159
Archer-Daniels-Midland Co.
5.45%, 03/15/18	7,966	8,293,563
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	4,480	4,569,241

Security	Principal (000s)	Value
Philip Morris International Inc.
1.38%, 02/25/19[a]	$12,575	$12,491,376
1.63%, 02/21/19	5,000	4,998,450
1.88%, 01/15/19[a]	760	762,675
2.00%, 02/21/20	5,400	5,391,954
5.65%, 05/16/18	33,981	35,652,185
Reynolds American Inc.
2.30%, 06/12/18	15,955	16,066,048
8.13%, 06/23/19	8,500	9,625,655

		128,399,763
AIRLINES — 0.07%
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	2,000	2,020,900
2.75%, 11/06/19 (Call 10/06/19)	5,980	6,082,796

		8,103,696
AUTO MANUFACTURERS — 3.48%
American Honda Finance Corp.
1.20%, 07/12/19[a]	10,000	9,873,400
1.50%, 03/13/18	8,425	8,432,161
1.50%, 11/19/18[a]	4,575	4,563,562
1.60%, 07/13/18	8,170	8,183,888
1.70%, 02/22/19[a]	15,715	15,705,257
2.00%, 02/14/20	3,840	3,850,944
2.13%, 10/10/18[a]	4,255	4,290,317
2.25%, 08/15/19[a]	13,228	13,348,772
Ford Motor Credit Co. LLC
2.02%, 05/03/19[a]	5,250	5,232,097
2.24%, 06/15/18[a]	11,150	11,201,847
2.38%, 03/12/19[a]	18,400	18,475,071
2.55%, 10/05/18	5,250	5,295,517
2.60%, 11/04/19	14,081	14,226,597
2.68%, 01/09/20[a]	4,530	4,576,840
2.88%, 10/01/18	11,808	11,973,194
2.94%, 01/08/19[a]	13,550	13,748,643
5.00%, 05/15/18[a]	17,941	18,615,403
8.13%, 01/15/20	5,000	5,775,350
General Motors Co.
3.50%, 10/02/18[a]	5,350	5,474,548
General Motors Financial Co. Inc.
2.35%, 10/04/19	16,799	16,821,006
2.40%, 04/10/18	12,099	12,174,860

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.40%, 05/09/19	$450	$452,894
3.10%, 01/15/19	21,855	22,250,577
3.15%, 01/15/20 (Call 12/15/19)	10,111	10,307,559
3.25%, 05/15/18	15,525	15,786,752
3.50%, 07/10/19	250	257,038
PACCAR Financial Corp.
1.20%, 08/12/19	4,200	4,140,696
1.30%, 05/10/19[a]	2,950	2,924,424
1.40%, 05/18/18	3,250	3,249,968
1.45%, 03/09/18	2,900	2,902,146
1.65%, 02/25/19	5,106	5,101,098
1.75%, 08/14/18	1,595	1,599,482
1.95%, 02/27/20	1,175	1,176,598
Toyota Motor Credit Corp.
1.20%, 04/06/18	5,110	5,098,758
1.40%, 05/20/19[a]	11,250	11,160,900
1.55%, 07/13/18[a]	7,525	7,528,536
1.55%, 10/18/19[a]	14,305	14,212,733
1.70%, 01/09/19[a]	10,000	10,022,600
1.70%, 02/19/19[a]	25,300	25,335,420
2.00%, 10/24/18	23,684	23,837,710
2.10%, 01/17/19	5,705	5,756,117
2.13%, 07/18/19[a]	9,750	9,828,780

		394,770,060
BANKS — 29.59%
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	5,350	5,338,498
1.60%, 07/15/19	11,400	11,289,192
2.00%, 11/16/18	5,550	5,570,424
2.05%, 09/23/19[a]	12,500	12,490,375
Bank of America Corp.
2.60%, 01/15/19[a]	51,405	52,048,590
2.65%, 04/01/19[a]	29,900	30,288,101
5.65%, 05/01/18[a]	30,065	31,378,839
6.88%, 04/25/18[a]	39,753	42,045,952
6.88%, 11/15/18	12,338	13,347,125
7.63%, 06/01/19	14,030	15,726,929
Series L
1.95%, 05/12/18[a]	10,375	10,395,024
Bank of America N.A.
1.65%, 03/26/18	9,625	9,640,978

Security	Principal (000s)	Value
1.75%, 06/05/18	$18,605	$18,656,351
2.05%, 12/07/18	17,570	17,684,205
Bank of Montreal
1.35%, 08/28/18[a]	10,810	10,759,193
1.40%, 04/10/18[a]	9,180	9,165,863
1.45%, 04/09/18 (Call 03/09/18)	10,275	10,266,266
1.50%, 07/18/19[a]	8,395	8,314,744
1.80%, 07/31/18	10,860	10,885,956
2.10%, 12/12/19	7,285	7,300,589
2.38%, 01/25/19 (Call 12/25/18)	9,450	9,543,933
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	10,380	10,387,888
2.10%, 08/01/18 (Call 07/02/18)	10,785	10,855,642
2.20%, 05/15/19 (Call 04/15/19)[a]	5,050	5,089,188
2.30%, 09/11/19 (Call 08/11/19)[a]	10,237	10,339,064
2.45%, 11/27/20 (Call 10/27/20)	10,000	10,059,301
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	10,350	10,341,203
1.65%, 06/14/19	9,565	9,511,627
1.70%, 06/11/18 (Call 05/11/18)[a]	10,750	10,762,471
1.95%, 01/15/19	16,000	16,039,841
2.05%, 10/30/18[a]	21,363	21,500,791
2.05%, 06/05/19	10,055	10,095,622
Barclays PLC
2.00%, 03/16/18[a]	10,000	10,016,200
2.75%, 11/08/19[a]	17,100	17,239,364
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	1,000	1,007,780
2.45%, 01/15/20 (Call 12/15/19)[a]	14,139	14,296,367
2.63%, 06/29/20 (Call 05/29/20)	5,000	5,071,150
6.85%, 04/30/19	1,188	1,307,513

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
BNP Paribas SA
2.40%, 12/12/18[a]	$13,700	$13,822,066
2.45%, 03/17/19	2,550	2,571,879
2.70%, 08/20/18	8,956	9,073,683
BPCE SA
2.25%, 01/27/20	3,000	2,984,790
2.50%, 12/10/18[a]	7,750	7,815,100
2.50%, 07/15/19[a]	11,900	11,978,302
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	18,625	18,447,877
2.10%, 01/15/20 (Call 12/15/19)	15,000	15,029,401
2.30%, 10/15/18 (Call 09/15/18)	8,250	8,330,355
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	15,740	15,600,071
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	424	427,532
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	750	748,748
1.85%, 09/13/19 (Call 08/13/19)	10,000	9,924,500
2.35%, 08/17/18 (Call 07/17/18)	15,165	15,266,302
2.35%, 01/31/20 (Call 12/31/19)	10,000	10,022,700
2.40%, 09/05/19 (Call 08/05/19)	36,750	36,991,079
Citigroup Inc.
1.70%, 04/27/18	18,350	18,341,008
1.75%, 05/01/18	15,150	15,157,424
2.05%, 12/07/18	20,875	20,934,495
2.05%, 06/07/19	15,500	15,507,904
2.15%, 07/30/18	15,085	15,161,783
2.40%, 02/18/20	12,500	12,534,250
2.45%, 01/10/20 (Call 12/10/19)	5,955	5,985,013
2.50%, 09/26/18[a]	19,194	19,383,446
2.50%, 07/29/19[a]	11,900	12,010,194

Security	Principal (000s)	Value
2.55%, 04/08/19	$8,050	$8,139,838
6.13%, 05/15/18	15,023	15,784,216
8.50%, 05/22/19	500	568,805
Citizens Bank N.A./Providence RI
2.25%, 03/02/20	1,330	1,331,383
2.30%, 12/03/18 (Call 11/03/18)	8,670	8,721,067
2.45%, 12/04/19 (Call 11/04/19)	5,500	5,543,835
2.50%, 03/14/19 (Call 02/14/19)	9,170	9,249,412
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	6,650	6,656,052
1.75%, 11/02/18	6,165	6,157,417
2.05%, 03/15/19[a]	12,250	12,271,315
2.30%, 09/06/19	16,020	16,109,230
2.50%, 09/20/18	6,000	6,065,820
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	2,250	2,248,425
6.40%, 10/01/17	50	51,223
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19[a]	7,000	6,892,550
1.70%, 03/19/18	8,900	8,916,998
2.25%, 01/14/19	22,250	22,402,855
2.25%, 01/14/20[a]	9,790	9,811,636
Credit Suisse AG/New York NY
1.70%, 04/27/18	26,135	26,134,216
2.30%, 05/28/19[a]	25,312	25,446,404
5.30%, 08/13/19	8,802	9,463,206
5.40%, 01/14/20	4,700	5,055,038
Deutsche Bank AG
2.85%, 05/10/19[a]	17,570	17,657,850
Deutsche Bank AG/London
2.50%, 02/13/19[a]	18,725	18,736,610
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	6,895	6,960,916
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	10,770	10,857,344
4.50%, 06/01/18	356	367,691

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)[a]	$8,330	$8,239,536
2.15%, 08/20/18 (Call 07/20/18)	6,110	6,148,004
2.30%, 03/15/19 (Call 02/15/19)	10,335	10,419,128
2.38%, 04/25/19 (Call 03/25/19)	9,720	9,827,795
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	2,265	2,263,165
2.30%, 12/13/19 (Call 11/13/19)	14,150	14,168,679
2.55%, 10/23/19	26,252	26,518,982
2.63%, 01/31/19	12,650	12,807,239
2.90%, 07/19/18	24,106	24,479,886
5.95%, 01/18/18[a]	3,356	3,483,152
6.15%, 04/01/18[a]	32,470	34,012,977
7.50%, 02/15/19	32,487	35,889,039
HSBC USA Inc.
1.70%, 03/05/18	8,845	8,851,544
2.00%, 08/07/18[a]	9,425	9,439,232
2.25%, 06/23/19[a]	5,200	5,216,640
2.63%, 09/24/18[a]	4,413	4,460,219
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[a]	300	302,472
Huntington National Bank (The)
2.00%, 06/30/18	7,750	7,772,784
2.20%, 11/06/18 (Call 10/06/18)	12,145	12,204,754
2.20%, 04/01/19 (Call 03/01/19)	4,500	4,504,905
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	4,340	4,401,572
3.88%, 01/15/19[a]	1,555	1,586,302
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	23,811	23,827,668
1.85%, 03/22/19 (Call 02/22/19)[a]	20,100	20,120,501
2.20%, 10/22/19	24,036	24,165,554
2.25%, 01/23/20 (Call 12/23/19)	20,500	20,609,674
6.30%, 04/23/19	12,900	14,075,707

Security	Principal (000s)	Value
Series H
1.70%, 03/01/18 (Call 02/01/18)	$7,900	$7,916,748
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	15,250	15,209,283
1.65%, 09/23/19 (Call 08/23/19)[a]	12,753	12,709,768
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	4,315	4,267,449
1.70%, 06/01/18	5,760	5,766,739
2.35%, 03/08/19	16,000	16,135,521
2.50%, 12/15/19	11,440	11,568,014
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	9,500	9,555,195
KfW
0.88%, 04/19/18[a]	33,311	33,177,423
1.00%, 06/11/18[a]	27,410	27,311,598
1.00%, 09/07/18[a]	23,635	23,509,971
1.00%, 07/15/19[a]	37,510	36,991,612
1.13%, 08/06/18	68,660	68,465,692
1.13%, 11/16/18	30,800	30,657,396
1.25%, 09/30/19	30,865	30,557,893
1.50%, 02/06/19[a]	58,125	58,141,275
1.75%, 03/31/20	28,000	27,998,040
1.88%, 04/01/19[a]	39,325	39,620,331
4.00%, 01/27/20[a]	35,000	37,210,950
4.50%, 07/16/18[a]	30,195	31,493,385
4.88%, 06/17/19	37,450	40,189,842
Series G
4.38%, 03/15/18	2,820	2,910,776
Korea Development Bank (The)
2.88%, 08/22/18	5,850	5,937,808
3.00%, 03/17/19	8,695	8,876,813
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	10,350	10,321,641
1.75%, 04/15/19[a]	16,450	16,518,597
1.88%, 09/17/18	19,650	19,800,716
Lloyds Bank PLC
2.00%, 08/17/18	12,450	12,477,390
2.05%, 01/22/19[a]	6,155	6,164,787
2.30%, 11/27/18	5,730	5,766,901

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	$17,175	$17,312,229
Morgan Stanley
2.13%, 04/25/18[a]	20,573	20,689,032
2.20%, 12/07/18	6,485	6,518,009
2.38%, 07/23/19[a]	7,850	7,908,640
2.45%, 02/01/19	26,985	27,228,133
2.50%, 01/24/19	21,025	21,244,501
2.65%, 01/27/20[a]	34,831	35,214,837
5.50%, 01/26/20	31,167	33,929,642
5.63%, 09/23/19	31,427	34,085,724
6.63%, 04/01/18[a]	33,345	35,078,608
7.30%, 05/13/19	22,550	25,035,008
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	3,465	3,467,495
2.63%, 09/26/18 (Call 08/26/18)	3,835	3,876,495
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,400	1,378,552
1.88%, 07/23/18	5,250	5,264,542
2.00%, 01/14/19[a]	10,000	10,018,500
2.25%, 01/10/20	15,250	15,281,719
2.30%, 07/25/18[a]	13,750	13,856,700
National Bank of Canada
2.10%, 12/14/18[a]	12,000	12,054,479
National City Bank of Indiana
4.25%, 07/01/18	500	513,825
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[a]	26,480	26,406,915
1.13%, 04/26/19	24,500	24,223,150
1.63%, 03/12/19	350	350,193
1.75%, 01/24/20	13,570	13,546,660
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[a,c]	2,000	1,979,900
1.60%, 06/01/18 (Call 05/02/18)[c]	18,900	18,901,890
1.80%, 11/05/18 (Call 10/06/18)[c]	21,600	21,643,633

Security	Principal (000s)	Value
1.85%, 07/20/18 (Call 06/20/18)[c]	$12,250	$12,272,540
1.95%, 03/04/19 (Call 02/02/19)[a,c]	9,150	9,178,090
2.20%, 01/28/19 (Call 12/29/18)[c]	10,350	10,425,452
2.25%, 07/02/19 (Call 06/02/19)[c]	10,500	10,593,345
2.40%, 10/18/19 (Call 09/18/19)[c]	12,500	12,636,500
6.88%, 04/01/18[c]	250	263,490
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19[c]	2,000	2,208,020
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)[a]	9,165	9,200,653
Royal Bank of Canada
1.50%, 07/29/19[a]	10,877	10,778,128
1.63%, 04/15/19	17,450	17,364,844
1.80%, 07/30/18	17,925	17,965,510
2.00%, 12/10/18	9,000	9,042,389
2.13%, 03/02/20	10,000	9,992,800
2.15%, 03/15/19[a]	12,496	12,572,725
2.20%, 07/27/18[a]	26,163	26,385,124
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)[a]	12,950	12,993,513
3.45%, 08/27/18 (Call 07/27/18)	14,510	14,740,418
Santander UK PLC
2.00%, 08/24/18[a]	8,085	8,095,591
2.35%, 09/10/19	1,909	1,917,113
2.50%, 03/14/19[a]	15,725	15,861,808
3.05%, 08/23/18	17,904	18,216,783
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	10,000	9,840,000
Societe Generale SA
2.63%, 10/01/18	10,500	10,610,565
State Street Corp.
1.95%, 05/19/21[a]	6,160	6,061,686
2.55%, 08/18/20	2,475	2,512,174
4.96%, 03/15/18	600	618,024

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18[a]	$2,010	$2,001,900
1.95%, 07/23/18	11,000	11,012,209
1.97%, 01/11/19	4,305	4,302,718
2.05%, 01/18/19[a]	15,500	15,491,475
2.45%, 01/10/19	17,400	17,520,062
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	4,095	4,110,356
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	6,264	6,320,752
2.50%, 05/01/19 (Call 04/01/19)	9,888	9,984,704
2.90%, 03/03/21 (Call 02/03/21)[a]	7,725	7,824,034
Svenska Handelsbanken AB
1.50%, 09/06/19	15,000	14,807,700
1.63%, 03/21/18	14,050	14,056,885
2.50%, 01/25/19[a]	23,900	24,189,190
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	25,075	25,065,221
1.45%, 09/06/18[a]	10,560	10,540,886
1.45%, 08/13/19	10,300	10,180,520
1.63%, 03/13/18	5,050	5,059,696
1.75%, 07/23/18	10,950	10,982,084
1.95%, 01/22/19[a]	15,000	15,052,650
2.13%, 07/02/19	11,200	11,270,448
2.25%, 11/05/19	12,360	12,456,160
2.63%, 09/10/18[a]	12,832	13,027,945
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	5,310	5,340,639
2.20%, 04/25/19 (Call 03/25/19)	6,388	6,448,175
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	21,500	21,345,415
2.13%, 10/28/19 (Call 09/28/19)	23,215	23,341,984
UBS AG/Stamford CT
1.80%, 03/26/18	13,225	13,252,640
2.38%, 08/14/19[a]	22,006	22,183,368

Security	Principal (000s)	Value
5.75%, 04/25/18[a]	$15,200	$15,903,304
Wells Fargo & Co.
2.13%, 04/22/19	5,100	5,127,030
2.15%, 01/15/19[a]	24,302	24,478,432
Series N
2.15%, 01/30/20[a]	17,646	17,666,822
Wells Fargo Bank N.A.
1.75%, 05/24/19	28,500	28,439,581
1.80%, 11/28/18[a]	15,750	15,796,304
2.15%, 12/06/19[a]	18,000	18,091,800
Westpac Banking Corp.
1.55%, 05/25/18	9,775	9,771,970
1.60%, 08/19/19[a]	7,600	7,525,596
1.65%, 05/13/19	12,215	12,126,808
1.95%, 11/23/18	10,225	10,243,609
2.15%, 03/06/20	7,500	7,503,900
2.25%, 07/30/18[a]	14,730	14,830,606
2.25%, 01/17/19[a]	965	971,282
4.88%, 11/19/19	12,707	13,630,035

		3,353,369,248
BEVERAGES — 2.29%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19[a]	49,490	49,645,894
2.15%, 02/01/19[a]	18,432	18,587,751
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	5,000	5,459,650
6.88%, 11/15/19[a]	10,143	11,423,656
7.75%, 01/15/19	13,000	14,401,661
Coca-Cola Co. (The)
1.15%, 04/01/18	15,975	15,957,108
1.38%, 05/30/19	22,850	22,783,963
1.65%, 03/14/18	3,359	3,372,537
1.65%, 11/01/18[a]	18,160	18,258,972
Constellation Brands Inc.
3.88%, 11/15/19	3,500	3,655,750
Diageo Capital PLC
1.13%, 04/29/18[a]	1,200	1,194,864
4.83%, 07/15/20	1,150	1,246,807
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)[a]	4,235	4,226,233
6.82%, 05/01/18	2,727	2,888,057

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Molson Coors Brewing Co.
1.45%, 07/15/19	$12,105	$11,955,987
PepsiCo Inc.
1.25%, 04/30/18	6,355	6,354,682
1.35%, 10/04/19[a]	9,270	9,206,222
1.50%, 02/22/19[a]	11,050	11,049,337
2.25%, 01/07/19 (Call 12/07/18)[a]	10,616	10,771,631
4.50%, 01/15/20	12,415	13,343,642
5.00%, 06/01/18	22,325	23,337,440

		259,121,844
BIOTECHNOLOGY — 0.73%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	17,250	17,401,110
5.70%, 02/01/19	10,750	11,544,748
6.15%, 06/01/18	7,980	8,422,252
Baxalta Inc.
2.00%, 06/22/18	1,500	1,503,615
2.88%, 06/23/20 (Call 05/23/20)	5,000	5,051,200
Biogen Inc.
6.88%, 03/01/18	3,565	3,753,197
Celgene Corp.
2.13%, 08/15/18	16,205	16,286,997
2.25%, 05/15/19[a]	5,000	5,023,750
Gilead Sciences Inc.
1.85%, 09/04/18[a]	13,708	13,756,801

		82,743,670
BUILDING MATERIALS — 0.09%
CRH America Inc.
8.13%, 07/15/18	7,418	8,035,698
Vulcan Materials Co.
7.00%, 06/15/18	2,100	2,232,279

		10,267,977
CHEMICALS — 1.03%
Air Products & Chemicals Inc.
4.38%, 08/21/19	500	530,930
Dow Chemical Co. (The)
5.70%, 05/15/18	3,000	3,138,720
8.55%, 05/15/19	28,276	32,259,805

Security	Principal (000s)	Value
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	$6,875	$6,979,088
EI du Pont de Nemours & Co.
4.63%, 01/15/20	5,000	5,339,900
6.00%, 07/15/18	8,585	9,091,257
Lubrizol Corp.
8.88%, 02/01/19	6,000	6,807,000
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	18,432	19,477,832
Monsanto Co.
1.85%, 11/15/18	2,000	1,996,560
2.13%, 07/15/19	7,930	7,945,701
5.13%, 04/15/18	2,600	2,695,576
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	5,000	5,435,450
Praxair Inc.
1.25%, 11/07/18	11,469	11,419,569
4.50%, 08/15/19	3,480	3,696,178

		116,813,566
COMMERCIAL SERVICES — 0.21%
Ecolab Inc.
2.00%, 01/14/19[a]	5,000	5,044,200
2.25%, 01/12/20	1,260	1,264,271
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	3,024	3,066,941
5.50%, 09/01/20	3,245	3,554,216
S&P Global Inc.
2.50%, 08/15/18	9,180	9,244,260
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	1,105	1,144,294
Western Union Co. (The)
3.65%, 08/22/18	275	281,416

		23,599,598
COMPUTERS — 2.16%
Apple Inc.
1.00%, 05/03/18	40,258	40,132,397
1.10%, 08/02/19[a]	9,485	9,371,465
1.55%, 02/08/19	10,000	10,028,000

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.55%, 02/07/20[a]	$18,818	$18,681,570
1.70%, 02/22/19[a]	21,030	21,112,857
1.90%, 02/07/20	10,000	10,024,400
2.10%, 05/06/19[a]	10,475	10,593,367
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	36,210	37,067,451
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	25,405	25,748,731
International Business Machines Corp.
1.80%, 05/17/19[a]	16,500	16,585,636
1.88%, 05/15/19	3,625	3,646,279
1.90%, 01/27/20	7,800	7,840,949
1.95%, 02/12/19[a]	9,750	9,840,772
7.63%, 10/15/18	14,223	15,592,818
Seagate HDD Cayman
3.75%, 11/15/18[a]	8,720	8,986,221

		245,252,913
COSMETICS & PERSONAL CARE — 0.23%
Colgate-Palmolive Co.
0.90%, 05/01/18	4,880	4,862,237
1.75%, 03/15/19[a]	250	251,058
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	4,500	4,506,975
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	3,465	3,480,107
1.90%, 11/01/19[a]	13,173	13,271,666

		26,372,043
DIVERSIFIED FINANCIAL SERVICES — 2.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19[a]	9,000	9,284,310
Air Lease Corp.
2.13%, 01/15/20	3,265	3,233,199
2.63%, 09/04/18 (Call 08/04/18)	7,430	7,495,830
3.38%, 06/01/21 (Call 05/01/21)[a]	5,675	5,790,146
American Express Co.
1.55%, 05/22/18[a]	14,931	14,927,416
7.00%, 03/19/18	15,217	16,063,673

Security	Principal (000s)	Value
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)[a]	$20,250	$20,113,312
1.80%, 07/31/18 (Call 06/30/18)	15,014	15,049,132
1.88%, 11/05/18 (Call 10/05/18)[a]	5,675	5,688,109
2.13%, 07/27/18	9,123	9,176,552
2.13%, 03/18/19	11,500	11,553,935
2.20%, 03/03/20	10,000	9,989,600
2.25%, 08/15/19	15,665	15,796,585
Ameriprise Financial Inc.
5.30%, 03/15/20	5,000	5,436,000
Associates Corp. of North America
6.95%, 11/01/18	3,125	3,369,781
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)[a]	15,580	15,653,381
2.30%, 06/05/19 (Call 05/05/19)	7,050	7,081,655
8.80%, 07/15/19[a]	500	573,905
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	9,465	9,475,885
Intercontinental Exchange Inc.
2.50%, 10/15/18	2,475	2,509,774
2.75%, 12/01/20 (Call 11/01/20)	2,485	2,527,842
International Lease Finance Corp.
3.88%, 04/15/18	5,625	5,748,412
5.88%, 04/01/19	5,450	5,844,634
6.25%, 05/15/19[a]	12,500	13,555,750
7.13%, 09/01/18[a,d]	12,300	13,217,212
Jefferies Group LLC
5.13%, 04/13/18	9,194	9,503,102
8.50%, 07/15/19	2,250	2,558,318
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	5,250	5,210,047
1.65%, 02/08/19[a]	13,400	13,370,252
2.15%, 02/01/19 (Call 01/01/19)	12,000	12,078,479

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.30%, 11/15/19 (Call 10/15/19)	$10,000	$10,095,600
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	10,665	10,728,670
2.70%, 02/03/20 (Call 01/03/20)[a]	8,971	8,987,687
3.00%, 08/15/19 (Call 07/15/19)[a]	5,000	5,081,000

		306,769,185
ELECTRIC — 4.11%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	9,480	9,548,919
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	2,999	3,134,885
Black Hills Corp.
2.50%, 01/11/19	2,760	2,772,282
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)[a]	4,880	4,782,644
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	5,130	5,708,202
CMS Energy Corp.
8.75%, 06/15/19	7,993	9,147,510
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)[a]	1,300	1,309,152
5.80%, 03/15/18	7,728	8,061,309
Connecticut Light & Power Co. (The) Series 09-A
5.50%, 02/01/19	1,000	1,068,100
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	10,725	11,207,196
Consolidated Edison Inc.
2.00%, 03/15/20	4,885	4,889,787
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,791,299
Consumers Energy Co.
5.65%, 09/15/18	5,215	5,526,492

Security	Principal (000s)	Value
6.13%, 03/15/19	$2,600	$2,822,352
6.70%, 09/15/19	670	746,514
Dominion Resources Inc./VA
1.88%, 01/15/19	4,300	4,300,129
1.90%, 06/15/18	3,950	3,949,842
2.50%, 12/01/19 (Call 11/01/19)	5,000	5,047,950
2.96%, 07/01/19[b]	4,360	4,411,797
6.40%, 06/15/18	700	739,060
Series B
1.60%, 08/15/19	5,364	5,302,207
DTE Energy Co.
1.50%, 10/01/19[a]	7,189	7,070,166
Duke Energy Carolinas LLC
4.30%, 06/15/20	500	534,605
5.10%, 04/15/18	4,805	4,997,248
7.00%, 11/15/18	3,100	3,373,296
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	2,800	2,812,348
5.05%, 09/15/19	8,490	9,087,866
Duke Energy Florida LLC
1.85%, 01/15/20	8,355	8,362,687
Duke Energy Ohio Inc.
5.45%, 04/01/19	7,000	7,505,889
Duke Energy Progress LLC
5.30%, 01/15/19	11,250	11,982,825
Emera U.S. Finance LP
2.15%, 06/15/19	6,230	6,223,583
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18[a]	4,310	4,515,803
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	6,780	6,757,694
2.50%, 03/15/21 (Call 02/15/21)	2,550	2,532,864
4.50%, 11/15/19	3,000	3,174,420
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	8,380	8,504,109
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	5,000	5,062,250
5.20%, 10/01/19	8,595	9,210,403

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)	$7,350	$7,395,938
Georgia Power Co.
1.95%, 12/01/18[a]	4,575	4,599,705
2.00%, 03/30/20	5,000	4,997,600
Indiana Michigan Power Co.
7.00%, 03/15/19	100	109,641
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	1,039	1,072,996
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	5,000	5,061,650
5.30%, 03/15/18	6,445	6,697,966
Nevada Power Co.
6.50%, 08/01/18	1,240	1,322,683
7.13%, 03/15/19	6,250	6,913,312
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	3,560	3,552,738
2.30%, 04/01/19[a]	7,330	7,394,357
2.40%, 09/15/19 (Call 08/15/19)	4,225	4,254,322
2.70%, 09/15/19 (Call 08/15/19)	12,000	12,189,359
6.00%, 03/01/19	3,922	4,220,660
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	720	722,671
NV Energy Inc.
6.25%, 11/15/20	5,000	5,638,700
Oglethorpe Power Corp.
6.10%, 03/15/19	4,880	5,247,220
Ohio Power Co.
6.05%, 05/01/18	6,850	7,176,676
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[a]	3,000	3,013,680
6.80%, 09/01/18	4,860	5,217,453
Pacific Gas & Electric Co.
8.25%, 10/15/18	7,958	8,753,800

Security	Principal (000s)	Value
PacifiCorp
5.50%, 01/15/19	$500	$534,770
5.65%, 07/15/18	2,610	2,750,288
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	10,070	10,129,514
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	950	949,639
Progress Energy Inc.
7.05%, 03/15/19	5,398	5,927,598
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	6,365	6,406,436
5.13%, 04/15/20	1,601	1,722,084
Public Service Co. of Colorado
5.13%, 06/01/19	10,423	11,134,162
5.80%, 08/01/18	350	370,153
Public Service Co. of New Mexico
7.95%, 05/15/18	923	988,228
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)[a]	1,735	1,711,092
2.00%, 08/15/19 (Call 07/15/19)	6,505	6,523,279
Series I
1.80%, 06/01/19 (Call 05/01/19)	1,000	1,001,990
Public Service Enterprise Group Inc.
1.60%, 11/15/19	7,290	7,205,728
Southern Co. (The)
1.55%, 07/01/18	8,360	8,333,332
1.85%, 07/01/19	8,620	8,587,675
2.15%, 09/01/19 (Call 08/01/19)	8,100	8,109,396
2.45%, 09/01/18[a]	8,000	8,080,080
Southern Power Co.
1.50%, 06/01/18	10,825	10,805,082
1.95%, 12/15/19	11,460	11,412,784
TECO Finance Inc.
5.15%, 03/15/20	6,950	7,425,032
TransAlta Corp.
6.90%, 05/15/18	4,625	4,827,344

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Union Electric Co.
6.70%, 02/01/19	$3,145	$3,424,937
Virginia Electric & Power Co.
5.40%, 04/30/18	11,588	12,081,765
WEC Energy Group Inc.
1.65%, 06/15/18	1,905	1,903,648
2.45%, 06/15/20 (Call 05/15/20)	5,330	5,343,645
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	3,100	3,106,386
Wisconsin Public Service Corp.
1.65%, 12/04/18	3,115	3,114,408

		465,439,286
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Emerson Electric Co.
5.25%, 10/15/18[a]	1,089	1,152,891

		1,152,891
ELECTRONICS — 0.37%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	5,374	5,437,682
Corning Inc.
1.50%, 05/08/18[a]	2,160	2,156,328
6.63%, 05/15/19[a]	4,880	5,364,877
Fortive Corp.
1.80%, 06/15/19[d]	3,960	3,932,715
Honeywell International Inc.
1.40%, 10/30/19	20,580	20,442,937
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	5,038,050

		42,372,589
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
3.80%, 05/15/18	8,775	8,985,863
5.50%, 09/15/19	7,333	7,956,159
Waste Management Inc.
4.75%, 06/30/20	4,475	4,828,256
6.10%, 03/15/18	4,525	4,734,281

		26,504,559

Security	Principal (000s)	Value
FOOD — 1.10%
General Mills Inc.
2.20%, 10/21/19	$9,000	$9,076,859
5.65%, 02/15/19	14,225	15,264,562
Hershey Co. (The)
1.60%, 08/21/18	4,980	4,997,430
JM Smucker Co. (The)
1.75%, 03/15/18	7,520	7,538,875
2.50%, 03/15/20	6,000	6,074,160
Kellogg Co.
3.25%, 05/21/18	3,868	3,941,569
4.15%, 11/15/19	5,000	5,261,000
Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	15,000	15,041,850
6.13%, 08/23/18	15,696	16,660,205
Kroger Co. (The)
1.50%, 09/30/19[a]	5,750	5,672,892
2.00%, 01/15/19[a]	11,972	12,005,282
2.30%, 01/15/19 (Call 12/15/18)	2,265	2,282,667
6.80%, 12/15/18	4,250	4,615,882
Sysco Corp.
1.90%, 04/01/19	10,420	10,440,840
2.60%, 10/01/20 (Call 09/01/20)	1,290	1,303,326
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)[a]	4,692	4,750,650
Unilever Capital Corp.
4.80%, 02/15/19	250	265,177

		125,193,226
FOREST PRODUCTS & PAPER — 0.01%
International Paper Co.
7.95%, 06/15/18[a]	2	2,151
9.38%, 05/15/19	550	630,080

		632,231
GAS — 0.47%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	10,475	10,594,624
NiSource Finance Corp.
6.40%, 03/15/18	6,288	6,579,575
6.80%, 01/15/19	4,000	4,341,240

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	$7,124	$7,151,427
Sempra Energy
1.63%, 10/07/19	1,845	1,825,037
2.40%, 03/15/20 (Call 02/15/20)	5,000	5,015,600
6.15%, 06/15/18	4,910	5,186,090
9.80%, 02/15/19	5,512	6,332,020
Southern California Gas Co.
1.55%, 06/15/18	6,625	6,618,043

		53,643,656
HAND & MACHINE TOOLS — 0.11%
Stanley Black & Decker Inc.
1.62%, 11/17/18	1,255	1,251,486
2.45%, 11/17/18	11,025	11,149,031

		12,400,517
HEALTH CARE – PRODUCTS — 1.30%
Abbott Laboratories
2.35%, 11/22/19[a]	26,164	26,297,699
5.13%, 04/01/19	7,558	8,012,387
Becton Dickinson and Co.
2.68%, 12/15/19[a]	13,934	14,146,076
6.38%, 08/01/19	2,054	2,258,229
Boston Scientific Corp.
2.65%, 10/01/18	11,280	11,405,434
2.85%, 05/15/20	5,000	5,069,400
6.00%, 01/15/20	475	522,030
Danaher Corp.
1.65%, 09/15/18[a]	6,475	6,479,662
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,659	1,681,961
Medtronic Inc.
1.38%, 04/01/18	8,360	8,356,739
1.50%, 03/15/18	6,065	6,074,887
St. Jude Medical LLC
2.00%, 09/15/18	4,401	4,408,790
2.80%, 09/15/20 (Call 08/15/20)	4,900	4,929,841
Stryker Corp.
1.30%, 04/01/18	1,700	1,696,532
2.00%, 03/08/19	15,400	15,463,602

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	$7,320	$7,361,651
2.40%, 02/01/19[a]	5,315	5,364,854
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	8,691	8,705,948
2.70%, 04/01/20 (Call 03/01/20)	8,650	8,705,186

		146,940,908
HEALTH CARE – SERVICES — 1.13%
Aetna Inc.
1.70%, 06/07/18	15,050	15,070,769
1.90%, 06/07/19	22,460	22,683,029
2.20%, 03/15/19 (Call 02/15/19)	2,000	2,014,580
Anthem Inc.
2.25%, 08/15/19[a]	5,000	5,021,200
2.30%, 07/15/18	1,344	1,352,964
7.00%, 02/15/19	8,000	8,740,641
Catholic Health Initiatives
2.60%, 08/01/18	625	631,250
Humana Inc.
2.63%, 10/01/19	4,877	4,924,551
6.30%, 08/01/18	5,710	6,055,455
Laboratory Corp. of America Holdings
2.50%, 11/01/18	1,583	1,598,609
2.63%, 02/01/20[a]	1,305	1,309,567
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)[a]	3,389	3,404,488
2.70%, 04/01/19[a]	4,175	4,227,522
UnitedHealth Group Inc.
1.63%, 03/15/19	10,000	9,970,600
1.70%, 02/15/19[a]	8,040	8,043,296
1.90%, 07/16/18	21,800	21,896,138
2.30%, 12/15/19[a]	10,725	10,832,786

		127,777,445
HOLDING COMPANIES – DIVERSIFIED — 0.12%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	2,575	2,548,915

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FS Investment Corp.
4.00%, 07/15/19[a]	$5,000	$5,051,400
4.25%, 01/15/20 (Call 12/15/19)	800	807,952
Prospect Capital Corp.
5.00%, 07/15/19	5,000	5,137,500

		13,545,767
HOME BUILDERS — 0.08%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[a]	8,875	9,112,673

		9,112,673
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
2.40%, 03/01/19[a]	4,980	5,020,637

		5,020,637
HOUSEHOLD PRODUCTS & WARES — 0.16%
Kimberly-Clark Corp.
1.40%, 02/15/19[a]	10,329	10,297,393
1.90%, 05/22/19[a]	5,920	5,950,903
7.50%, 11/01/18[a]	1,800	1,972,494

		18,220,790
HOUSEWARES — 0.18%
Newell Brands Inc.
2.15%, 10/15/18	3,975	3,997,499
2.60%, 03/29/19	13,275	13,472,797
6.25%, 04/15/18	2,925	3,068,471

		20,538,767
INSURANCE — 1.59%
Allstate Corp. (The)
7.45%, 05/16/19	455	506,087
American Financial Group Inc./OH
9.88%, 06/15/19	5,610	6,522,803
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	16,367	16,441,470
3.30%, 03/01/21 (Call 02/01/21)	665	682,104
AXIS Specialty Finance PLC
2.65%, 04/01/19	3,535	3,566,497

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	$5,010	$5,006,693
1.30%, 08/15/19[a]	4,430	4,387,073
1.45%, 03/07/18[a]	6,550	6,560,283
1.70%, 03/15/19[a]	22,036	22,126,567
2.00%, 08/15/18	5,160	5,203,241
5.40%, 05/15/18[a]	17,801	18,618,600
Berkshire Hathaway Inc.
1.15%, 08/15/18	1,100	1,094,566
2.10%, 08/14/19	6,723	6,791,844
Chubb Corp. (The)
5.75%, 05/15/18	841	882,394
Chubb INA Holdings Inc.
5.80%, 03/15/18[a]	1,000	1,041,400
5.90%, 06/15/19	1,995	2,171,119
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	400	429,340
Lincoln National Corp.
6.25%, 02/15/20	1,110	1,226,794
8.75%, 07/01/19	7,735	8,874,830
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	4,271	4,304,528
2.35%, 03/06/20 (Call 02/06/20)[a]	4,825	4,838,800
MetLife Inc.
7.72%, 02/15/19	11,250	12,487,836
Series A
6.82%, 08/15/18	15,144	16,231,188
Prudential Financial Inc.
2.30%, 08/15/18	5,905	5,949,583
2.35%, 08/15/19	5,520	5,567,582
7.38%, 06/15/19	9,327	10,450,717
Travelers Companies Inc. (The)
3.90%, 11/01/20	3,480	3,681,527
XLIT Ltd.
2.30%, 12/15/18[a]	5,000	5,027,150

		180,672,616

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
INTERNET — 0.57%
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)[a]	$14,365	$14,671,406
Baidu Inc.
2.75%, 06/09/19	15,200	15,355,650
3.25%, 08/06/18	10,000	10,154,700
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	20,220	20,320,495
2.50%, 03/09/18	3,610	3,641,443

		64,143,694
IRON & STEEL — 0.05%
Vale Overseas Ltd.
5.63%, 09/15/19	5,000	5,356,250

		5,356,250
LODGING — 0.14%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	8,106	8,262,203
6.75%, 05/15/18	5,380	5,695,376
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,370	2,383,675

		16,341,254
MACHINERY — 1.38%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	750	747,847
1.35%, 05/18/19[a]	11,500	11,397,995
1.70%, 06/16/18[a]	9,160	9,179,420
1.80%, 11/13/18[a]	7,420	7,441,741
2.10%, 06/09/19[a]	7,540	7,586,823
2.10%, 01/10/20	10,000	10,042,300
2.25%, 12/01/19[a]	5,500	5,542,845
5.45%, 04/15/18	1,500	1,565,760
7.05%, 10/01/18	4,575	4,954,268
7.15%, 02/15/19[a]	8,335	9,191,755
Series G
2.45%, 09/06/18[a]	15,160	15,347,681
Caterpillar Inc.
7.90%, 12/15/18	2,049	2,270,763

Security	Principal (000s)	Value
John Deere Capital Corp.
1.25%, 10/09/19[a]	$10,250	$10,120,747
1.30%, 03/12/18[a]	250	249,848
1.60%, 07/13/18	9,765	9,777,206
1.65%, 10/15/18[a]	10,100	10,113,938
1.75%, 08/10/18	625	627,006
1.95%, 12/13/18	11,800	11,871,508
1.95%, 01/08/19[a]	8,925	8,984,351
1.95%, 03/04/19[a]	5,560	5,587,467
2.25%, 04/17/19[a]	1,000	1,011,240
2.30%, 09/16/19	500	506,015
Roper Technologies Inc.
2.05%, 10/01/18	7,232	7,257,890
6.25%, 09/01/19[a]	5,050	5,546,971

		156,923,385
MANUFACTURING — 0.90%
3M Co.
1.38%, 08/07/18[a]	8,790	8,801,603
1.63%, 06/15/19	5,615	5,645,995
Crane Co.
2.75%, 12/15/18	200	203,060
Dover Corp.
5.45%, 03/15/18	2,450	2,547,730
General Electric Co.
1.63%, 04/02/18[a]	8,610	8,633,678
5.50%, 01/08/20	5,000	5,502,799
5.63%, 05/01/18	30,004	31,490,399
6.00%, 08/07/19[a]	8,016	8,842,290
Illinois Tool Works Inc.
1.95%, 03/01/19	744	750,993
6.25%, 04/01/19	8,061	8,827,762
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	8,638	8,794,520
6.88%, 08/15/18	4,147	4,452,012
Pentair Finance SA
2.90%, 09/15/18	7,410	7,498,698

		101,991,539
MEDIA — 1.13%
21st Century Fox America Inc.
7.25%, 05/18/18	9,250	9,836,172
Comcast Corp.
5.70%, 05/15/18	10,157	10,672,366
5.70%, 07/01/19	12,700	13,835,380

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Discovery Communications LLC
5.05%, 06/01/20	$5,500	$5,962,770
Historic TW Inc.
6.88%, 06/15/18	5,310	5,658,814
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	6,550	6,638,622
Thomson Reuters Corp.
4.70%, 10/15/19	2,450	2,593,154
6.50%, 07/15/18	3,075	3,264,605
Time Warner Cable LLC
6.75%, 07/01/18[a]	13,335	14,151,769
8.25%, 04/01/19	14,325	16,026,094
8.75%, 02/14/19	5,900	6,622,750
Viacom Inc.
2.20%, 04/01/19	50	49,684
2.50%, 09/01/18	5,500	5,595,754
Walt Disney Co. (The)
0.88%, 07/12/19[a]	2,490	2,449,214
1.50%, 09/17/18	6,245	6,259,051
1.65%, 01/08/19[a]	9,988	10,023,356
1.85%, 05/30/19	8,115	8,161,579

		127,801,134
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	4,880	4,911,818

		4,911,818
MINING — 0.25%
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	1,080	1,093,262
6.50%, 04/01/19	7,750	8,555,846
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19[a]	16,345	18,756,868

		28,405,976
OFFICE & BUSINESS EQUIPMENT — 0.13%
Xerox Corp.
2.80%, 05/15/20	2,500	2,490,750
5.63%, 12/15/19	5,000	5,376,050
6.35%, 05/15/18	6,441	6,760,989

		14,627,789

Security	Principal (000s)	Value
OIL & GAS — 4.72%
Anadarko Petroleum Corp.
6.95%, 06/15/19	$5,000	$5,534,451
8.70%, 03/15/19	4,750	5,372,535
Apache Corp.
6.90%, 09/15/18	1,250	1,343,700
BP Capital Markets PLC
1.38%, 05/10/18	10,285	10,265,664
1.68%, 05/03/19	2,350	2,338,744
2.24%, 09/26/18[a]	5,401	5,443,614
2.24%, 05/10/19[a]	6,825	6,874,823
2.32%, 02/13/20	13,325	13,406,415
2.52%, 01/15/20[a]	17,590	17,792,987
4.50%, 10/01/20	4,000	4,297,120
4.75%, 03/10/19	1,000	1,056,130
British Transco Finance Inc.
6.63%, 06/01/18	7,345	7,781,880
Chevron Corp.
1.37%, 03/02/18	11,092	11,090,558
1.56%, 05/16/19	25,904	25,837,946
1.69%, 02/28/19	7,500	7,500,000
1.72%, 06/24/18 (Call 05/24/18)	19,860	19,939,637
1.79%, 11/16/18[a]	11,225	11,267,206
1.99%, 03/03/20	5,710	5,710,000
2.19%, 11/15/19 (Call 10/15/19)[a]	2,525	2,552,724
4.95%, 03/03/19	2,125	2,261,297
ConocoPhillips
5.75%, 02/01/19	18,208	19,556,666
6.65%, 07/15/18	9,450	10,057,918
ConocoPhillips Co.
1.50%, 05/15/18	5,850	5,837,188
2.20%, 05/15/20 (Call 04/15/20)[a]	5,000	5,009,600
Ecopetrol SA
7.63%, 07/23/19	5,000	5,588,600
Encana Corp.
6.50%, 05/15/19	4,505	4,876,662
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	5,525	5,564,504
4.40%, 06/01/20	5,000	5,323,700

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.63%, 06/01/19	$10,854	$11,712,987
6.88%, 10/01/18[a]	4,420	4,759,854
EQT Corp.
8.13%, 06/01/19	500	561,280
Exxon Mobil Corp.
1.31%, 03/06/18	9,050	9,053,258
1.44%, 03/01/18	4,025	4,032,969
1.71%, 03/01/19[a]	25,600	25,654,274
1.82%, 03/15/19 (Call 02/15/19)	16,675	16,749,704
Hess Corp.
8.13%, 02/15/19	3,700	4,088,500
Husky Energy Inc.
7.25%, 12/15/19	5,000	5,662,150
Marathon Oil Corp.
5.90%, 03/15/18	6,209	6,457,360
Marathon Petroleum Corp.
2.70%, 12/14/18	5,001	5,061,162
3.40%, 12/15/20 (Call 11/15/20)	4,550	4,658,699
Noble Energy Inc.
8.25%, 03/01/19	8,406	9,390,259
Petro-Canada
6.05%, 05/15/18	500	525,070
Petroleos Mexicanos
3.13%, 01/23/19	750	757,717
3.50%, 07/18/18	11,159	11,343,458
5.50%, 02/04/19	150	157,660
5.75%, 03/01/18	5,127	5,308,957
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	525	538,823
6.88%, 05/01/18	1,500	1,582,845
Shell International Finance BV
1.38%, 05/10/19[a]	23,025	22,848,859
1.38%, 09/12/19[a]	8,050	7,961,531
1.63%, 11/10/18[a]	16,220	16,232,327
1.90%, 08/10/18[a]	8,507	8,553,618
2.00%, 11/15/18[a]	12,608	12,690,331
4.30%, 09/22/19[a]	17,093	18,117,554
Statoil ASA
1.15%, 05/15/18	1,505	1,499,176
1.95%, 11/08/18[a]	8,580	8,614,492

Security	Principal (000s)	Value
2.25%, 11/08/19	$8,970	$9,042,926
5.25%, 04/15/19	13,906	14,876,500
Suncor Energy Inc.
6.10%, 06/01/18[a]	6,830	7,184,409
Total Capital International SA
2.10%, 06/19/19[a]	5,500	5,535,805
2.13%, 01/10/19[a]	8,823	8,889,967
Total Capital SA
2.13%, 08/10/18	12,197	12,302,992
Valero Energy Corp.
6.13%, 02/01/20	12,140	13,422,106
9.38%, 03/15/19	8,380	9,593,424

		534,905,272
OIL & GAS SERVICES — 0.13%
Baker Hughes Inc.
7.50%, 11/15/18	2,951	3,228,541
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[a]	400	401,348
5.90%, 09/15/18	2,849	3,037,575
6.15%, 09/15/19	7,040	7,778,214

		14,445,678
PACKAGING & CONTAINERS — 0.03%
WestRock RKT Co.
4.45%, 03/01/19	3,125	3,254,156

		3,254,156
PHARMACEUTICALS — 5.11%
AbbVie Inc.
1.80%, 05/14/18	36,907	36,991,519
2.00%, 11/06/18	4,675	4,696,458
Actavis Funding SCS
2.35%, 03/12/18	24,990	25,154,184
3.00%, 03/12/20 (Call 02/12/20)[a]	2,139	2,177,694
Allergan Inc./U.S.
1.35%, 03/15/18	3,440	3,423,213
AstraZeneca PLC
1.75%, 11/16/18	14,640	14,674,843
1.95%, 09/18/19	14,737	14,725,800
Bristol-Myers Squibb Co.
1.60%, 02/27/19	5,995	5,997,518
1.75%, 03/01/19	10,480	10,496,558

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Cardinal Health Inc.
1.95%, 06/15/18	$7,320	$7,339,252
2.40%, 11/15/19[a]	8,940	9,014,739
4.63%, 12/15/20	2,610	2,813,476
Eli Lilly & Co.
1.25%, 03/01/18	4,295	4,292,079
1.95%, 03/15/19[a]	8,837	8,892,761
Express Scripts Holding Co.
2.25%, 06/15/19	12,200	12,231,476
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18[a]	37,250	39,109,891
Johnson & Johnson
1.13%, 03/01/19[a]	15,480	15,417,152
1.65%, 12/05/18[a]	5,250	5,276,408
1.88%, 12/05/19[a]	3,250	3,271,287
5.15%, 07/15/18[a]	12,970	13,644,958
McKesson Corp.
1.40%, 03/15/18	5,918	5,905,631
2.28%, 03/15/19	15,700	15,787,763
7.50%, 02/15/19	5,800	6,389,397
Mead Johnson Nutrition Co.
4.90%, 11/01/19	11,145	11,949,335
Medco Health Solutions Inc.
7.13%, 03/15/18	11,432	12,058,930
Merck & Co. Inc.
1.30%, 05/18/18	20,248	20,245,975
1.85%, 02/10/20	13,914	13,963,811
Merck Sharp & Dohme Corp.
5.00%, 06/30/19[a]	11,331	12,198,615
Mylan Inc.
2.60%, 06/24/18	5,010	5,030,140
Mylan NV
2.50%, 06/07/19[a]	10,110	10,116,167
3.00%, 12/15/18[d]	100	100,910
3.00%, 12/15/18	5,100	5,146,410
3.75%, 12/15/20 (Call 11/15/20)[a]	6,448	6,597,916
Novartis Capital Corp.
1.80%, 02/14/20	15,000	15,003,452
Novartis Securities Investment Ltd.
5.13%, 02/10/19	27,018	28,834,690
Perrigo Co. PLC
2.30%, 11/08/18[a]	1,067	1,069,582

Security	Principal (000s)	Value
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	$880	$894,784
Pfizer Inc.
1.20%, 06/01/18[a]	19,625	19,600,861
1.45%, 06/03/19[a]	35,575	35,430,210
1.50%, 06/15/18	10,010	10,031,622
1.70%, 12/15/19[a]	12,500	12,487,001
2.10%, 05/15/19[a]	2,150	2,172,274
4.65%, 03/01/18[a]	200	206,362
Pharmacia LLC
6.50%, 12/01/18	2,370	2,568,369
Sanofi
1.25%, 04/10/18	16,209	16,201,220
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19[a]	30,410	30,170,977
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	8,042	7,952,010
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18[a]	11,630	11,546,846
1.70%, 07/19/19[a]	20,642	20,334,641

		579,637,167
PIPELINES — 1.67%
Boardwalk Pipelines LP
5.75%, 09/15/19	4,048	4,372,730
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	500	531,445
Columbia Pipeline Group Inc.
2.45%, 06/01/18	4,442	4,466,297
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	3,800	3,766,750
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	8,675	9,154,034
9.88%, 03/01/19	2,150	2,460,374
Energy Transfer Partners LP
2.50%, 06/15/18	8,819	8,882,409
6.70%, 07/01/18	2,596	2,752,565
9.70%, 03/15/19	4,556	5,197,986

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	$4,500	$4,516,875
Enterprise Products Operating LLC
1.65%, 05/07/18	5,135	5,130,789
2.55%, 10/15/19 (Call 09/15/19)	7,737	7,827,135
5.20%, 09/01/20	5,716	6,241,301
5.25%, 01/31/20	5,000	5,408,300
6.50%, 01/31/19	6,347	6,881,480
6.65%, 04/15/18	3,804	4,004,585
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	8,293	8,365,564
6.50%, 04/01/20	3,330	3,707,089
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	15,220	15,483,153
7.25%, 06/01/18	3,015	3,210,312
Magellan Midstream Partners LP
6.55%, 07/15/19	9,380	10,326,160
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	2,446	2,492,743
3.80%, 03/15/20 (Call 02/15/20)	1,000	1,035,090
8.63%, 03/01/19	5,918	6,648,222
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	4,910	5,147,743
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	7,275	7,280,674
5.75%, 01/15/20	7,000	7,592,830
6.50%, 05/01/18	5,185	5,451,872
8.75%, 05/01/19	4,518	5,107,419
Spectra Energy Capital LLC
6.20%, 04/15/18	1,005	1,045,703
TransCanada PipeLines Ltd.
3.13%, 01/15/19	4,540	4,632,616
6.50%, 08/15/18	10,453	11,147,497

Security	Principal (000s)	Value
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	$3,745	$3,759,044
Williams Partners LP
5.25%, 03/15/20	5,000	5,408,300

		189,437,086
REAL ESTATE — 0.05%
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)[a]	5,265	5,342,606

		5,342,606
REAL ESTATE INVESTMENT TRUSTS — 0.75%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	11,250	11,294,100
3.40%, 02/15/19	1,100	1,124,761
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)[a]	9,501	9,759,617
5.88%, 10/15/19 (Call 07/17/19)	1,600	1,738,528
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)[a]	420	432,335
DDR Corp.
4.75%, 04/15/18 (Call 02/14/18)	650	665,964
7.88%, 09/01/20[a]	2,950	3,426,366
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	5,601	5,649,673
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	12,914	13,272,879
Kimco Realty Corp.
6.88%, 10/01/19	4,014	4,493,312
Realty Income Corp.
6.75%, 08/15/19[a]	5,598	6,229,231
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)[a]	2,130	2,145,698

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.65%, 02/01/20 (Call 11/01/19)[a]	$5,000	$5,454,400
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	1,050	1,085,438
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	4,012	4,022,030
4.13%, 06/01/21 (Call 05/01/21)	2,500	2,562,500
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	5,000	5,017,050
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	6,523	6,762,981

		85,136,863
RETAIL — 2.01%
AutoNation Inc.
5.50%, 02/01/20	1,900	2,043,051
6.75%, 04/15/18	5,475	5,760,029
AutoZone Inc.
1.63%, 04/21/19	510	505,716
4.00%, 11/15/20 (Call 08/15/20)	1,500	1,577,175
7.13%, 08/01/18	4,880	5,238,875
Best Buy Co. Inc.
5.00%, 08/01/18[a]	4,360	4,546,957
Costco Wholesale Corp.
1.70%, 12/15/19[a]	7,651	7,661,406
1.75%, 02/15/20	2,815	2,808,835
CVS Health Corp.
1.90%, 07/20/18	19,598	19,682,467
2.25%, 12/05/18 (Call 11/05/18)	16,105	16,243,021
2.25%, 08/12/19 (Call 07/12/19)[a]	28,514	28,726,428
Dollar General Corp.
1.88%, 04/15/18	6,630	6,626,619
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	7,600	7,661,865

Security	Principal (000s)	Value
2.25%, 09/10/18 (Call 08/10/18)[a]	$10,361	$10,483,674
Lowe’s Companies Inc.
1.15%, 04/15/19	2,125	2,100,520
McDonald’s Corp.
1.88%, 05/29/19[a]	1,300	1,299,740
2.10%, 12/07/18	12,900	13,001,524
2.20%, 05/26/20 (Call 04/26/20)	5,000	5,013,100
5.00%, 02/01/19[a]	4,500	4,764,960
5.35%, 03/01/18	3,235	3,357,542
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	4,265	4,305,689
Target Corp.
2.30%, 06/26/19	16,892	17,124,264
Wal-Mart Stores Inc.
1.13%, 04/11/18[a]	19,365	19,336,339
1.95%, 12/15/18	10,200	10,291,494
4.13%, 02/01/19[a]	745	780,835
Walgreen Co.
5.25%, 01/15/19	2,402	2,540,812
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	8,250	8,265,345
2.70%, 11/18/19 (Call 10/18/19)[a]	16,125	16,360,264

		228,108,546
SEMICONDUCTORS — 0.72%
Altera Corp.
2.50%, 11/15/18	12,005	12,199,240
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[d]	38,150	38,204,172
KLA-Tencor Corp.
2.38%, 11/01/17[a]	2,245	2,253,504
QUALCOMM Inc.
1.40%, 05/18/18[a]	10,925	10,909,377
Texas Instruments Inc.
1.00%, 05/01/18	1,100	1,095,193
1.65%, 08/03/19[a]	11,559	11,537,038
1.75%, 05/01/20 (Call 04/01/20)	2,941	2,916,707

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Xilinx Inc.
2.13%, 03/15/19	$2,000	$2,000,200

		81,115,431
SOFTWARE — 1.55%
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)[a]	1,370	1,394,167
Fidelity National Information Services Inc.
2.85%, 10/15/18	9,075	9,221,017
Microsoft Corp.
1.10%, 08/08/19[a]	22,044	21,808,350
1.30%, 11/03/18	16,889	16,897,106
1.63%, 12/06/18[a]	11,225	11,283,369
1.85%, 02/06/20	14,070	14,122,903
1.85%, 02/12/20 (Call 01/12/20)	5,000	5,018,900
4.20%, 06/01/19[a]	6,750	7,154,122
Oracle Corp.
2.25%, 10/08/19[a]	33,561	34,043,941
2.38%, 01/15/19[a]	12,660	12,865,599
5.00%, 07/08/19	8,594	9,255,738
5.75%, 04/15/18[a]	30,585	32,095,897

		175,161,109
TELECOMMUNICATIONS — 3.09%
AT&T Inc.
2.30%, 03/11/19[a]	14,765	14,857,723
2.38%, 11/27/18[a]	18,162	18,324,549
5.60%, 05/15/18	5,841	6,112,198
5.80%, 02/15/19	29,925	32,117,005
5.88%, 10/01/19[a]	9,570	10,448,144
British Telecommunications PLC
2.35%, 02/14/19	10,950	11,013,620
Cisco Systems Inc.
1.40%, 09/20/19	10,200	10,125,948
1.60%, 02/28/19[a]	15,265	15,283,012
1.65%, 06/15/18[a]	13,860	13,915,163
2.13%, 03/01/19[a]	17,397	17,587,845
4.45%, 01/15/20	31,608	33,857,540
4.95%, 02/15/19[a]	20,535	21,858,890
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,701	1,854,737
6.75%, 08/20/18	6,632	7,098,362

Security	Principal (000s)	Value
Juniper Networks Inc.
3.13%, 02/26/19[a]	$4,880	$4,970,231
Orange SA
1.63%, 11/03/19	17,775	17,482,067
5.38%, 07/08/19	18,970	20,349,499
Rogers Communications Inc.
6.80%, 08/15/18[a]	12,400	13,295,156
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	13,000	13,180,829
5.88%, 07/15/19	1,850	2,000,997
Verizon Communications Inc.
1.38%, 08/15/19	6,735	6,640,575
2.55%, 06/17/19[a]	5,000	5,079,000
3.65%, 09/14/18	41,232	42,468,545
6.10%, 04/15/18	3,990	4,189,141
Vodafone Group PLC
5.45%, 06/10/19	5,400	5,800,248

		349,911,024
TOYS, GAMES & HOBBIES — 0.08%
Mattel Inc.
2.35%, 05/06/19	8,950	8,978,102

		8,978,102
TRANSPORTATION — 0.81%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)[a]	3,000	3,135,600
4.70%, 10/01/19	6,212	6,669,825
5.75%, 03/15/18	8,950	9,339,056
Canadian National Railway Co.
5.55%, 05/15/18	2,452	2,566,337
5.55%, 03/01/19	500	536,090
FedEx Corp.
8.00%, 01/15/19[a]	7,400	8,223,472
Norfolk Southern Corp.
5.75%, 04/01/18	7,495	7,827,628
Norfolk Southern Railway Co.
9.75%, 06/15/20	7,000	8,554,980
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	7,302	7,350,924
2.50%, 03/01/18 (Call 02/01/18)	2,485	2,506,247
2.55%, 06/01/19 (Call 05/01/19)	6,460	6,518,463

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.65%, 03/02/20 (Call 02/02/20)	$4,950	$4,992,124
Union Pacific Corp.
2.25%, 02/15/19[a]	1,350	1,367,037
2.25%, 06/19/20 (Call 05/19/20)[a]	3,500	3,517,535
5.70%, 08/15/18	2,746	2,907,081
United Parcel Service Inc.
5.13%, 04/01/19[a]	8,946	9,584,476
United Parcel Service of America Inc.
8.38%, 04/01/20	5,000	5,917,650

		91,514,525
TRUCKING & LEASING — 0.08%
GATX Corp.
2.38%, 07/30/18[a]	4,910	4,944,763
2.50%, 03/15/19[a]	3,950	3,976,465

		8,921,228

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,205,750,137)		9,203,812,122

FOREIGN GOVERNMENT OBLIGATIONS[e] — 17.44%

CANADA — 2.46%
Canada Government International Bond
1.13%, 03/19/18	26,200	26,208,908
1.63%, 02/27/19[a]	39,500	39,742,135
Export Development Canada
1.00%, 06/15/18[a]	15,410	15,360,226
1.00%, 11/01/18[a]	5,625	5,593,219
1.00%, 09/13/19	24,375	24,022,781
1.25%, 12/10/18	5,600	5,579,560
1.25%, 02/04/19[a]	10,545	10,505,773
1.63%, 01/17/20	17,310	17,286,458
1.75%, 08/19/19	5,200	5,223,088
Province of Alberta Canada
1.90%, 12/06/19	10,820	10,824,544
Province of Manitoba Canada
1.75%, 05/30/19[a]	6,090	6,101,206
Province of Ontario Canada
1.25%, 06/17/19[a]	5,700	5,636,901
1.63%, 01/18/19[a]	36,000	35,995,680
2.00%, 09/27/18[a]	15,000	15,111,300

Security	Principal (000s)	Value
2.00%, 01/30/19	$27,440	$27,625,220
3.00%, 07/16/18	15,660	15,986,041
4.00%, 10/07/19	10,000	10,542,700
Province of Quebec Canada
4.63%, 05/14/18	1,500	1,556,940

		278,902,680
COLOMBIA — 0.16%
Colombia Government International Bond
7.38%, 03/18/19	16,000	17,732,799

		17,732,799
GERMANY — 0.59%
FMS Wertmanagement AoeR
1.00%, 08/16/19	10,220	10,058,320
1.25%, 07/30/18	20,050	20,016,115
1.63%, 11/20/18	26,500	26,584,005
1.75%, 01/24/20	10,000	9,995,200

		66,653,640
HUNGARY — 0.18%
Hungary Government International Bond
4.00%, 03/25/19	14,052	14,561,385
6.25%, 01/29/20[a]	5,000	5,500,000

		20,061,385
ISRAEL — 0.14%
Israel Government International Bond
5.13%, 03/26/19	15,000	16,030,350

		16,030,350
JAPAN — 0.77%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	15,200	14,575,584
1.75%, 07/31/18	26,300	26,318,147
1.75%, 11/13/18	32,300	32,258,656
2.13%, 02/07/19[a]	10,500	10,536,120
2.25%, 02/24/20	2,910	2,912,415

		86,600,922
MEXICO — 0.20%
Mexico Government International Bond
5.13%, 01/15/20	10,000	10,831,400
5.95%, 03/19/19	11,000	11,925,980

		22,757,380

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
PHILIPPINES — 0.10%
Philippine Government International Bond
8.38%, 06/17/19	$10,000	$11,512,799

		11,512,799
POLAND — 0.05%
Republic of Poland Government International Bond
6.38%, 07/15/19	5,000	5,518,750

		5,518,750
SOUTH AFRICA — 0.12%
Republic of South Africa Government International Bond
6.88%, 05/27/19	12,500	13,656,250

		13,656,250
SOUTH KOREA — 0.30%
Export-Import Bank of Korea
1.50%, 10/21/19	5,000	4,937,300
1.75%, 05/26/19	10,000	9,949,700
2.88%, 09/17/18	8,240	8,365,579
Korea International Bond
7.13%, 04/16/19	10,000	11,113,501

		34,366,080
SUPRANATIONAL — 11.95%
African Development Bank
0.88%, 03/15/18	5,955	5,932,490
1.00%, 11/02/18	4,575	4,544,073
1.00%, 05/15/19	18,017	17,799,355
1.13%, 03/04/19[a]	15,000	14,895,150
1.13%, 09/20/19	8,750	8,637,912
1.38%, 12/17/18[a]	10,000	9,982,100
Asian Development Bank
0.88%, 04/26/18[a]	11,625	11,584,545
0.88%, 10/05/18[a]	1,500	1,489,035
1.13%, 06/05/18	34,910	34,861,126
1.38%, 01/15/19	53,350	53,297,717
1.50%, 09/28/18	10,425	10,452,626
1.75%, 09/11/18	19,910	20,037,026
1.75%, 03/21/19[a]	10,000	10,055,500
1.75%, 01/10/20	30,500	30,603,395
1.88%, 04/12/19[a]	8,950	9,022,316
5.59%, 07/16/18	1,000	1,053,330

Security	Principal (000s)	Value
Corp. Andina de Fomento
2.00%, 05/10/19[a]	$10,000	$9,980,800
Council of Europe Development Bank
1.00%, 03/07/18	3,525	3,515,765
1.13%, 05/31/18	15,030	14,990,772
1.88%, 01/27/20	15,000	15,042,450
European Bank for Reconstruction & Development
0.88%, 07/22/19	40,000	39,302,400
1.00%, 09/17/18	15,900	15,813,027
1.63%, 11/15/18[a]	20,640	20,725,656
1.75%, 06/14/19	10,100	10,132,118
1.75%, 11/26/19[a]	500	500,905
2.00%, 02/01/21	10,000	10,006,700
European Investment Bank
1.00%, 03/15/18	4,750	4,738,648
1.00%, 06/15/18	13,360	13,310,034
1.13%, 08/15/18[a]	75,410	75,158,885
1.13%, 08/15/19[a]	21,250	20,972,262
1.25%, 05/15/18	66,275	66,258,431
1.25%, 05/15/19	30,250	30,019,495
1.25%, 12/16/19[a]	30,750	30,320,115
1.63%, 12/18/18[a]	41,150	41,273,038
1.75%, 06/17/19[a]	35,500	35,599,045
1.75%, 05/15/20[a]	20,000	19,942,800
1.88%, 03/15/19[a]	51,650	51,995,022
Inter-American Development Bank
1.00%, 05/13/19[a]	30,750	30,436,350
1.13%, 08/28/18[a]	26,310	26,238,174
1.13%, 09/12/19[a]	1,200	1,185,816
1.50%, 09/25/18	16,575	16,617,929
1.75%, 08/24/18[a]	1,500	1,509,855
1.75%, 10/15/19[a]	30,000	30,102,300
4.25%, 09/10/18[a]	13,010	13,580,228
Series E
3.88%, 09/17/19	1,000	1,055,650
Series GDP
1.25%, 10/15/19	25,000	24,761,750
International Bank for Reconstruction & Development
0.88%, 07/19/18[a]	19,160	19,057,302

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
0.88%, 08/15/19[a]	$29,300	$28,830,028
1.00%, 06/15/18	25,400	25,322,784
1.00%, 10/05/18[a]	52,390	52,130,146
1.13%, 11/27/19[a]	46,055	45,456,285
1.25%, 07/26/19	28,000	27,813,520
1.38%, 04/10/18	31,700	31,764,034
1.88%, 03/15/19[a]	52,250	52,677,927
1.88%, 10/07/19	25,000	25,183,750
International Finance Corp.
0.88%, 06/15/18[a]	30,065	29,925,198
1.25%, 07/16/18[a]	29,775	29,759,815
1.25%, 11/27/18[a]	14,250	14,223,922
1.75%, 09/04/18	11,075	11,146,877
1.75%, 09/16/19	15,000	15,069,300
Nordic Investment Bank
0.88%, 09/27/18	8,535	8,473,633
1.13%, 03/19/18[a]	4,500	4,495,500
1.13%, 02/25/19	13,885	13,780,585

		1,354,444,722
SWEDEN — 0.42%
Svensk Exportkredit AB
1.13%, 04/05/18	12,750	12,716,978
1.13%, 08/28/19	15,000	14,771,700
1.25%, 04/12/19	19,600	19,427,520
1.88%, 06/17/19	1,000	1,003,050

		47,919,248

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,985,030,270)		1,976,157,005

SHORT-TERM INVESTMENTS — 7.38%

MONEY MARKET FUNDS — 7.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[f,g,h]	784,355	784,669,139
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g]	51,884	51,884,478

		836,553,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $836,303,973)		836,553,617

Value
TOTAL INVESTMENTS IN SECURITIES — 106.02%
(Cost: $12,027,084,380)[i]	$12,016,522,744
Other Assets, Less Liabilities — (6.02)%	(682,296,392)

NET ASSETS — 100.00%	$11,334,226,352

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $12,027,091,053. Net unrealized depreciation was $10,568,309, of which $20,724,137 represented gross unrealized appreciation on securities and $31,292,446 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.45%, 07/29/19	$—	$2,000	$—	$2,000	$1,979,900	$2,420	$—
1.50%, 02/23/18	5,250	250	5,500	—	—	80,737	4,665
1.60%, 06/01/18	15,000	3,900	—	18,900	18,901,890	297,725	—
1.80%, 11/05/18	21,600	—	—	21,600	21,643,633	382,153	—
1.85%, 07/20/18	10,000	2,250	—	12,250	12,272,540	193,512	—
1.95%, 03/04/19	—	9,150	—	9,150	9,178,090	167,029	—
2.20%, 01/28/19	10,000	350	—	10,350	10,425,452	195,454	—
2.25%, 07/02/19	—	10,500	—	10,500	10,593,345	73,503	—
2.40%, 10/18/19	—	12,500	—	12,500	12,636,500	68,997	—
6.88%, 04/01/18	—	250	—	250	263,490	2,102	—
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	—	2,000	—	2,000	2,208,020	15,384	—

					$100,102,860	$1,479,016	$4,665

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,203,812,122	$—	$9,203,812,122
Foreign government obligations	—	1,976,157,005	—	1,976,157,005
Money market funds	836,553,617	—	—	836,553,617

Total	$836,553,617	$11,179,969,127	$—	$12,016,522,744

See notes to financial statements.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.88%

ADVERTISING — 0.22%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23[a]	$856	$867,897
4.00%, 03/15/22	595	618,615
4.20%, 04/15/24	800	827,208
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,400	2,404,296
3.63%, 05/01/22	3,317	3,442,582
3.65%, 11/01/24 (Call 08/01/24)	905	921,951
4.45%, 08/15/20	1,215	1,296,794
6.25%, 07/15/19	1,000	1,095,120
WPP Finance 2010
3.63%, 09/07/22	1,970	2,021,102
3.75%, 09/19/24	1,270	1,291,933
4.75%, 11/21/21	250	270,370

		15,057,868
AEROSPACE & DEFENSE — 0.94%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	1,325	1,351,566
4.70%, 10/27/19[a]	265	285,985
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	885	875,522
1.88%, 06/15/23 (Call 04/15/23)	250	239,458
2.25%, 06/15/26 (Call 03/15/26)	1,615	1,530,148
2.50%, 03/01/25 (Call 12/01/24)	1,055	1,026,779
2.60%, 10/30/25 (Call 07/30/25)	645	629,443
2.80%, 03/01/27 (Call 12/01/26)	1,150	1,135,625
2.85%, 10/30/24 (Call 07/30/24)	4,350	4,360,049
4.88%, 02/15/20	1,436	1,561,018
6.00%, 03/15/19	600	651,618
7.95%, 08/15/24	200	264,812
8.75%, 08/15/21	420	529,557
Embraer Netherlands Finance BV
5.05%, 06/15/25	2,950	3,059,003
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	500	476,805
2.13%, 08/15/26 (Call 05/15/26)[a]	2,540	2,360,447
2.25%, 11/15/22 (Call 08/15/22)	510	502,926
3.88%, 07/15/21 (Call 04/15/21)[a]	587	624,421

Security	Principal (000s)	Value
Harris Corp.
2.00%, 04/27/18	$325	$325,585
2.70%, 04/27/20 (Call 03/27/20)[a]	25	25,197
3.83%, 04/27/25 (Call 01/27/25)[a]	1,340	1,375,724
4.40%, 12/15/20	200	212,790
5.55%, 10/01/21	700	776,244
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)[a]	570	577,860
3.95%, 05/28/24 (Call 02/28/24)[a]	534	548,466
4.75%, 07/15/20	742	794,779
4.95%, 02/15/21 (Call 11/15/20)	908	978,651
5.20%, 10/15/19	935	1,004,910
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	2,875	2,907,056
2.90%, 03/01/25 (Call 12/01/24)	2,325	2,287,707
3.10%, 01/15/23 (Call 11/15/22)	1,185	1,199,042
3.35%, 09/15/21	2,330	2,411,154
3.55%, 01/15/26 (Call 10/15/25)	2,090	2,139,867
4.25%, 11/15/19	822	872,471
Northrop Grumman Corp.
1.75%, 06/01/18	750	751,530
3.20%, 02/01/27 (Call 11/01/26)[a]	1,490	1,483,548
3.25%, 08/01/23	2,883	2,955,133
3.50%, 03/15/21	1,950	2,027,513
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,088	3,088,154
3.15%, 12/15/24 (Call 09/15/24)	570	580,790
4.40%, 02/15/20	1,100	1,177,330
6.40%, 12/15/18	845	916,639
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	456,867
3.70%, 12/15/23 (Call 09/15/23)	850	882,878
5.25%, 07/15/19	350	375,785
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	620	617,452
United Technologies Corp.
1.50%, 11/01/19	1,215	1,207,649
1.78%, 05/04/18[b]	500	500,270

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.95%, 11/01/21 (Call 10/01/21)	$715	$703,481
2.65%, 11/01/26 (Call 08/01/26)[a]	670	647,903
3.10%, 06/01/22	3,905	4,022,033
4.50%, 04/15/20	2,378	2,558,348
8.75%, 03/01/21	100	123,203

		64,979,191
AGRICULTURE — 0.81%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	4,155	4,216,203
2.63%, 09/16/26 (Call 06/16/26)	1,160	1,101,675
2.85%, 08/09/22	3,979	3,977,408
2.95%, 05/02/23	850	847,390
4.00%, 01/31/24	1,690	1,782,173
4.75%, 05/05/21	2,675	2,908,287
9.25%, 08/06/19	893	1,049,650
9.70%, 11/10/18	550	621,995
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)[a]	2,130	2,024,948
4.48%, 03/01/21	692	749,360
5.45%, 03/15/18	765	796,457
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	1,680	1,623,384
3.50%, 11/24/20 (Call 10/24/20)[a]	465	474,263
8.50%, 06/15/19	640	729,120
Philip Morris International Inc.
1.38%, 02/25/19[a]	2,165	2,150,603
1.88%, 01/15/19	2,450	2,458,624
2.13%, 05/10/23 (Call 03/10/23)	835	797,016
2.63%, 02/18/22 (Call 01/18/22)	1,130	1,132,701
2.63%, 03/06/23[a]	365	359,602
2.90%, 11/15/21	1,705	1,730,780
3.25%, 11/10/24	1,555	1,568,917
3.38%, 08/11/25 (Call 05/11/25)[a]	2,520	2,556,893
3.60%, 11/15/23	597	619,125
4.13%, 05/17/21	1,750	1,866,462
4.50%, 03/26/20	1,996	2,134,303
5.65%, 05/16/18	2,679	2,810,753
Reynolds American Inc.
2.30%, 06/12/18	450	453,132
3.25%, 06/12/20	1,628	1,669,026

Security	Principal (000s)	Value
4.00%, 06/12/22	$970	$1,019,383
4.45%, 06/12/25 (Call 03/12/25)	4,460	4,708,199
4.85%, 09/15/23	1,000	1,088,510
6.88%, 05/01/20	1,122	1,270,216
8.13%, 06/23/19	2,447	2,771,056

		56,067,614
AIRLINES — 0.17%
American Airlines Pass Through Trust
Series 2011-1, Class A
5.25%, 07/31/22[a]	220	234,213
Series 2013-2, Class A
4.95%, 07/15/24	2,284	2,429,835
Continental Airlines Inc. Pass Through Trust
Series 2012-2, Class A
4.00%, 04/29/26	114	117,644
Delta Air Lines Inc. Pass Through Trust Series 2017-1, Class A
6.82%, 02/10/24	1,207	1,387,759
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	964,980
3.00%, 11/15/26 (Call 08/15/26)	1,680	1,594,807
Southwest Airlines Co. Pass Through Trust Series 2017-1, Class A
6.15%, 02/01/24	758	828,193
U.S. Airways Pass Through Trust
Series 2012-1, Class A
5.90%, 04/01/26	1,083	1,197,875
Series 2013-1
3.95%, 05/15/27[a]	138	142,218
United Airlines Pass Through Trust Series 2016-1, Class AA
3.10%, 01/07/30	2,500	2,450,450

		11,347,974
APPAREL — 0.04%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	874	855,052
2.38%, 11/01/26 (Call 08/01/26)[a]	540	511,261
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	600	605,076
2.63%, 08/18/20 (Call 07/18/20)	465	469,878

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)[a]	$580	$605,317

		3,046,584
AUTO MANUFACTURERS — 2.26%
American Honda Finance Corp.
1.20%, 07/12/19	2,300	2,270,882
1.50%, 03/13/18	1,675	1,676,424
1.50%, 11/19/18	2,025	2,019,937
1.65%, 07/12/21[a]	1,800	1,743,966
1.70%, 02/22/19[a]	500	499,690
1.70%, 09/09/21[a]	2,200	2,137,432
2.13%, 10/10/18	1,781	1,795,782
2.15%, 03/13/20	3,150	3,156,363
2.25%, 08/15/19	1,760	1,776,069
2.30%, 09/09/26[a]	845	792,052
2.45%, 09/24/20[a]	1,180	1,191,304
2.90%, 02/16/24	1,000	1,004,150
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	3,175	3,263,202
6.50%, 08/01/18[a]	745	791,942
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,000	990,590
2.38%, 01/16/18	2,700	2,716,278
2.46%, 03/27/20	2,560	2,552,704
2.55%, 10/05/18	2,000	2,017,340
2.60%, 11/04/19	3,600	3,637,224
2.88%, 10/01/18	5,015	5,085,160
3.00%, 06/12/17	1,996	2,005,232
3.16%, 08/04/20	2,200	2,237,730
3.34%, 03/18/21[a]	4,950	5,039,347
3.66%, 09/08/24	2,301	2,279,969
3.81%, 01/09/24 (Call 11/09/23)[a]	1,770	1,786,532
4.13%, 08/04/25[a]	2,650	2,686,437
4.25%, 09/20/22	3,700	3,881,448
4.38%, 08/06/23[a]	450	471,294
4.39%, 01/08/26[a]	2,700	2,779,974
5.00%, 05/15/18	4,674	4,849,696
5.75%, 02/01/21	750	828,967
5.88%, 08/02/21	1,650	1,845,624
8.13%, 01/15/20	4,792	5,535,096

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$3,425	$3,504,734
4.00%, 04/01/25[a]	700	704,060
4.88%, 10/02/23	500	536,945
General Motors Financial Co. Inc.
2.40%, 04/10/18	125	125,784
3.10%, 01/15/19	4,625	4,708,713
3.15%, 01/15/20 (Call 12/15/19)	4,079	4,158,296
3.20%, 07/13/20 (Call 06/13/20)	689	702,752
3.20%, 07/06/21 (Call 06/06/21)	250	252,718
3.25%, 05/15/18	2,950	2,999,737
3.45%, 04/10/22 (Call 02/10/22)	4,675	4,738,206
3.50%, 07/10/19	841	864,674
3.70%, 11/24/20 (Call 10/24/20)	1,860	1,925,770
3.70%, 05/09/23 (Call 03/09/23)	500	505,585
4.00%, 01/15/25 (Call 10/15/24)[a]	900	905,481
4.00%, 10/06/26 (Call 07/06/26)[a]	1,570	1,564,160
4.20%, 03/01/21 (Call 02/01/21)	651	683,146
4.30%, 07/13/25 (Call 04/13/25)[a]	5,070	5,173,681
4.35%, 01/17/27[a]	510	521,261
4.38%, 09/25/21	2,950	3,114,227
5.25%, 03/01/26 (Call 12/01/25)	2,555	2,766,528
6.75%, 06/01/18	500	530,150
PACCAR Financial Corp.
1.20%, 08/12/19	1,000	985,880
1.30%, 05/10/19	295	292,442
1.40%, 05/18/18	175	174,998
1.45%, 03/09/18	375	375,277
1.65%, 02/25/19	765	764,266
1.65%, 08/11/21	465	449,808
1.95%, 02/27/20	185	185,252
2.25%, 02/25/21	1,080	1,074,146
2.50%, 08/14/20	1,100	1,109,944
Toyota Motor Credit Corp.
1.40%, 05/20/19	2,000	1,984,160
1.55%, 07/13/18	6,400	6,403,007
1.55%, 10/18/19	5,150	5,116,783
1.70%, 02/19/19	3,225	3,229,515
2.10%, 01/17/19	725	731,496
2.15%, 03/12/20	3,603	3,620,546

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.25%, 10/18/23	$2,500	$2,414,975
2.60%, 01/11/22[a]	1,000	1,005,840
2.63%, 01/10/23[a]	2,075	2,066,887
2.75%, 05/17/21[a]	950	964,127
3.30%, 01/12/22	912	944,960
3.40%, 09/15/21	2,347	2,443,767
4.25%, 01/11/21	1,000	1,072,280
Series B
4.50%, 06/17/20[a]	346	372,569

		156,115,370
AUTO PARTS & EQUIPMENT — 0.11%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	395	394,321
4.63%, 09/15/20[a]	700	748,335
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	70	71,498
4.25%, 01/15/26 (Call 10/15/25)[a]	855	895,518
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	1,437	1,501,766
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	1,500	1,595,550
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	475	486,215
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,659,003

		7,352,206
BANKS — 25.84%
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,280,756
Associated Banc-Corp.
2.75%, 11/15/19 (Call 10/15/19)[a]	500	503,965
4.25%, 01/15/25 (Call 10/15/24)	600	602,004
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	500	498,925
1.60%, 07/15/19	2,500	2,475,700
2.05%, 09/23/19[a]	1,250	1,249,037
2.25%, 06/13/19	4,320	4,349,203
2.30%, 06/01/21	3,250	3,216,265
2.55%, 11/23/21[a]	2,250	2,243,205

Security	Principal (000s)	Value
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	$2,000	$2,022,580
Bancolombia SA
5.95%, 06/03/21	1,600	1,757,072
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	1,110	1,100,421
2.50%, 10/21/22 (Call 10/21/21)	2,080	2,024,589
2.60%, 01/15/19[a]	6,250	6,328,250
2.63%, 10/19/20	3,000	3,021,720
2.63%, 04/19/21	6,040	6,050,087
2.65%, 04/01/19	3,848	3,897,947
3.30%, 01/11/23	6,621	6,673,769
3.50%, 04/19/26	8,135	8,083,994
3.88%, 08/01/25[a]	6,495	6,644,775
4.00%, 04/01/24	2,450	2,549,593
4.00%, 01/22/25	3,350	3,378,911
4.10%, 07/24/23	6,350	6,654,165
4.13%, 01/22/24	2,875	3,010,269
4.20%, 08/26/24	5,880	6,064,103
4.45%, 03/03/26	3,100	3,209,399
5.00%, 05/13/21	1,575	1,715,301
5.49%, 03/15/19	3,300	3,505,986
5.63%, 07/01/20	5,705	6,284,685
5.65%, 05/01/18	5,895	6,152,611
5.70%, 01/24/22	8,840	9,944,293
5.88%, 01/05/21	2,795	3,126,851
6.22%, 09/15/26[a]	300	340,926
6.50%, 07/15/18	3,787	4,021,870
6.88%, 04/25/18	4,474	4,732,060
6.88%, 11/15/18	2,807	3,036,585
7.63%, 06/01/19[a]	2,585	2,897,656
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)	2,000	2,008,540
Series L
1.95%, 05/12/18	1,850	1,853,571
2.25%, 04/21/20	5,335	5,330,199
3.95%, 04/21/25	2,735	2,743,123
Bank of America N.A.
1.65%, 03/26/18	7,500	7,512,450
6.10%, 06/15/17	3,850	3,900,096
Bank of Montreal
1.35%, 08/28/18[a]	1,200	1,194,360
1.40%, 04/10/18	2,000	1,996,920

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.45%, 04/09/18 (Call 03/09/18)	$2,268	$2,266,072
1.50%, 07/18/19[a]	3,560	3,525,966
1.80%, 07/31/18	1,849	1,853,419
1.90%, 08/27/21	4,650	4,539,190
2.38%, 01/25/19 (Call 12/25/18)[a]	1,020	1,030,139
2.55%, 11/06/22 (Call 10/06/22)[a]	285	282,994
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	231	230,734
2.05%, 05/03/21 (Call 04/03/21)	1,145	1,127,436
2.10%, 08/01/18 (Call 07/02/18)	975	981,386
2.10%, 01/15/19 (Call 12/15/18)	600	604,098
2.20%, 03/04/19 (Call 02/02/19)[a]	570	574,446
2.20%, 05/15/19 (Call 04/15/19)[a]	1,255	1,264,739
2.20%, 08/16/23 (Call 06/16/23)	3,000	2,879,010
2.30%, 09/11/19 (Call 08/11/19)	1,245	1,257,413
2.45%, 11/27/20 (Call 10/27/20)	1,278	1,285,579
2.45%, 08/17/26 (Call 05/17/26)[a]	1,250	1,176,200
2.50%, 04/15/21 (Call 03/15/21)[a]	1,375	1,378,602
2.60%, 08/17/20 (Call 07/17/20)	1,284	1,300,756
2.80%, 05/04/26 (Call 02/04/26)	1,025	992,784
3.00%, 02/24/25 (Call 01/24/25)	415	410,937
3.25%, 09/11/24 (Call 08/11/24)	1,105	1,120,072
3.40%, 05/15/24 (Call 04/15/24)	4,963	5,080,176
3.55%, 09/23/21 (Call 08/23/21)	475	495,862
3.65%, 02/04/24 (Call 01/05/24)	375	390,934
3.95%, 11/18/25 (Call 10/18/25)	70	74,061
4.15%, 02/01/21[a]	650	689,760
4.60%, 01/15/20[a]	1,556	1,663,613
5.45%, 05/15/19	900	968,877
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,486	1,491,974
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	1,093	1,092,071
1.65%, 06/14/19	5,688	5,656,261
1.70%, 06/11/18 (Call 05/11/18)	1,405	1,406,630
2.05%, 10/30/18[a]	1,275	1,283,224
2.05%, 06/05/19[a]	625	627,525

Security	Principal (000s)	Value
2.35%, 10/21/20[a]	$1,500	$1,502,640
2.45%, 03/22/21	2,150	2,149,291
2.80%, 07/21/21	1,675	1,695,820
4.38%, 01/13/21[a]	1,134	1,212,348
4.50%, 12/16/25[a]	2,125	2,215,079
Bank One Corp.
7.63%, 10/15/26	450	576,873
Barclays Bank PLC
5.14%, 10/14/20	2,076	2,217,438
6.75%, 05/22/19	1,244	1,362,901
Barclays PLC
2.75%, 11/08/19	3,550	3,578,932
2.88%, 06/08/20[a]	4,900	4,913,034
3.20%, 08/10/21	3,375	3,396,128
3.25%, 01/12/21	3,500	3,534,510
3.65%, 03/16/25[a]	3,190	3,117,906
3.68%, 01/10/23 (Call 01/10/22)	830	837,080
4.38%, 01/12/26	6,675	6,814,240
5.20%, 05/12/26	3,800	3,943,108
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	1,100	1,104,928
2.05%, 05/10/21 (Call 04/09/21)	1,900	1,870,759
2.25%, 02/01/19 (Call 01/02/19)	2,258	2,275,567
2.45%, 01/15/20 (Call 12/15/19)	982	992,930
2.63%, 06/29/20 (Call 05/29/20)	7,000	7,099,610
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,289,043
5.25%, 11/01/19[a]	1,100	1,184,513
BNP Paribas SA
2.38%, 05/21/20	7,930	7,916,678
2.40%, 12/12/18[a]	3,000	3,026,730
2.45%, 03/17/19	1,435	1,447,312
2.70%, 08/20/18	1,960	1,985,755
4.25%, 10/15/24	1,500	1,514,370
5.00%, 01/15/21	4,710	5,102,908
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	1,113	1,121,080
BPCE SA
2.25%, 01/27/20	2,000	1,989,860
2.50%, 12/10/18	3,295	3,322,678
2.50%, 07/15/19[a]	6,700	6,744,086
2.75%, 12/02/21[a]	1,000	995,120
3.38%, 12/02/26[a]	1,500	1,482,390
4.00%, 04/15/24	2,225	2,317,249

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	$1,880	$1,862,121
2.30%, 10/15/18 (Call 09/15/18)	2,750	2,776,785
2.63%, 01/15/22 (Call 12/15/21)	2,250	2,261,002
3.63%, 09/16/25 (Call 08/16/25)	1,500	1,540,965
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	1,925	1,907,887
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	3,094	3,119,773
3.20%, 02/05/25 (Call 01/05/25)[a]	1,245	1,222,590
3.50%, 06/15/23	1,485	1,512,591
3.75%, 04/24/24 (Call 03/24/24)	1,155	1,187,467
3.75%, 07/28/26 (Call 06/28/26)[a]	2,115	2,066,672
4.20%, 10/29/25 (Call 09/29/25)	2,690	2,741,271
4.75%, 07/15/21[a]	2,030	2,200,500
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	3,250	3,252,730
2.25%, 09/13/21 (Call 08/13/21)	3,000	2,943,270
2.35%, 08/17/18 (Call 07/17/18)	940	946,279
2.35%, 01/31/20 (Call 12/31/19)	1,000	1,002,270
2.40%, 09/05/19 (Call 08/05/19)	2,750	2,768,040
2.95%, 07/23/21 (Call 06/23/21)	2,000	2,024,380
Citigroup Inc.
1.70%, 04/27/18	7,600	7,596,276
1.75%, 05/01/18	3,006	3,007,473
2.05%, 12/07/18	2,030	2,035,786
2.05%, 06/07/19[a]	3,200	3,201,632
2.15%, 07/30/18	3,920	3,939,953
2.35%, 08/02/21[a]	1,700	1,675,571
2.40%, 02/18/20	7,422	7,442,336
2.50%, 09/26/18	1,129	1,140,143
2.50%, 07/29/19	2,450	2,472,687
2.55%, 04/08/19[a]	3,000	3,033,480
2.65%, 10/26/20	5,775	5,811,266
2.70%, 03/30/21	5,450	5,463,952
2.90%, 12/08/21 (Call 11/08/21)[a]	2,700	2,707,803
3.20%, 10/21/26 (Call 07/21/26)	4,215	4,050,531
3.30%, 04/27/25	6,160	6,068,770
3.38%, 03/01/23	1,540	1,554,953

Security	Principal (000s)	Value
3.40%, 05/01/26	$5,575	$5,454,915
3.50%, 05/15/23[a]	3,476	3,499,637
3.70%, 01/12/26	2,950	2,958,496
3.88%, 10/25/23	1,125	1,169,809
3.88%, 03/26/25	1,400	1,393,476
4.00%, 08/05/24[a]	900	914,652
4.05%, 07/30/22[a]	1,670	1,744,883
4.30%, 11/20/26	1,565	1,592,747
4.40%, 06/10/25	3,150	3,237,066
4.50%, 01/14/22[a]	1,535	1,643,617
4.60%, 03/09/26	2,350	2,438,900
5.50%, 09/13/25	2,200	2,420,902
6.13%, 11/21/17	769	794,147
6.13%, 05/15/18	904	949,806
Citizens Bank N.A./Providence RI
2.25%, 03/02/20	535	535,556
2.45%, 12/04/19 (Call 11/04/19)	500	503,985
2.50%, 03/14/19 (Call 02/14/19)	1,020	1,028,833
2.55%, 05/13/21 (Call 04/13/21)	445	443,540
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)[a]	1,195	1,175,976
4.30%, 12/03/25 (Call 11/03/25)[a]	500	514,060
4.35%, 08/01/25 (Call 07/01/25)	1,305	1,333,175
Comerica Bank
2.50%, 06/02/20	500	501,240
4.00%, 07/27/25[a]	1,000	1,003,210
5.20%, 08/22/17	3,050	3,101,841
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	3,500	3,503,185
2.25%, 03/13/19	2,500	2,514,800
2.30%, 09/06/19[a]	3,250	3,268,102
2.40%, 11/02/20[a]	3,315	3,308,039
2.50%, 09/20/18	2,565	2,593,138
2.55%, 03/15/21	2,195	2,197,656
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	249,825
3.88%, 04/10/25 (Call 03/10/25)[a]	1,250	1,210,188
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	2,500	2,438,250
3.88%, 02/08/22	686	724,011

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.95%, 11/09/22	$7,400	$7,597,727
4.38%, 08/04/25	1,745	1,784,542
4.50%, 01/11/21[a]	1,010	1,083,902
4.63%, 12/01/23[a]	2,050	2,163,283
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,500	1,476,975
1.70%, 03/19/18	500	500,955
2.25%, 01/14/19	5,790	5,829,777
2.25%, 01/14/20[a]	1,250	1,252,763
2.50%, 01/19/21	9,980	9,982,395
2.75%, 01/10/22	1,750	1,756,405
3.38%, 05/21/25[a]	2,500	2,529,825
Credit Suisse AG/New York NY
1.70%, 04/27/18	4,000	3,999,880
2.30%, 05/28/19[a]	4,500	4,523,895
3.00%, 10/29/21	4,080	4,123,779
3.63%, 09/09/24[a]	6,891	6,992,022
4.38%, 08/05/20	2,620	2,773,270
5.30%, 08/13/19	1,058	1,137,477
5.40%, 01/14/20	817	878,716
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,005	4,001,476
3.13%, 12/10/20	2,375	2,384,357
3.45%, 04/16/21[a]	2,730	2,773,325
3.75%, 03/26/25[a]	5,325	5,247,628
3.80%, 09/15/22	4,945	5,011,757
3.80%, 06/09/23[a]	1,250	1,254,850
4.55%, 04/17/26[a]	2,500	2,585,675
Deutsche Bank AG
2.85%, 05/10/19[a]	1,541	1,548,705
2.95%, 08/20/20	1,490	1,487,944
3.13%, 01/13/21	977	975,378
3.38%, 05/12/21[a]	2,550	2,565,835
4.10%, 01/13/26	1,495	1,492,159
Deutsche Bank AG/London
2.50%, 02/13/19	2,625	2,626,628
3.70%, 05/30/24[a]	3,205	3,131,830
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	1,000	1,009,560
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,232,155
3.20%, 08/09/21 (Call 07/09/21)	1,750	1,773,485
3.45%, 07/27/26 (Call 04/27/26)	320	312,973

Security	Principal (000s)	Value
4.20%, 08/08/23	$5,000	$5,250,650
7.00%, 04/15/20	1,250	1,393,000
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,050	1,058,515
2.88%, 07/27/20 (Call 06/27/20)	1,600	1,627,040
3.50%, 03/15/22 (Call 02/15/22)[a]	1,710	1,763,660
4.30%, 01/16/24 (Call 12/16/23)	1,875	1,952,906
4.50%, 06/01/18	910	939,884
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	3,365	3,328,456
2.15%, 08/20/18 (Call 07/20/18)	1,130	1,137,029
2.25%, 06/14/21 (Call 05/14/21)	1,000	990,460
2.38%, 04/25/19 (Call 03/25/19)	1,900	1,921,071
2.88%, 10/01/21 (Call 09/01/21)	1,000	1,013,760
3.85%, 03/15/26 (Call 02/15/26)	2,000	2,023,540
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	2,320	2,322,900
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	1,012,080
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	575	574,534
2.30%, 12/13/19 (Call 11/13/19)	4,350	4,355,742
2.35%, 11/15/21 (Call 11/15/20)	1,830	1,790,728
2.38%, 01/22/18	5,393	5,433,399
2.55%, 10/23/19	7,350	7,424,749
2.60%, 04/23/20 (Call 03/23/20)	1,936	1,950,307
2.63%, 01/31/19	6,100	6,175,823
2.63%, 04/25/21 (Call 03/25/21)	3,294	3,295,219
2.75%, 09/15/20 (Call 08/15/20)	2,642	2,666,016
2.88%, 02/25/21 (Call 01/25/21)	4,745	4,789,746
2.90%, 07/19/18	4,181	4,245,848
3.00%, 04/26/22 (Call 04/26/21)	6,525	6,533,613
3.50%, 01/23/25 (Call 10/23/24)	6,500	6,492,590
3.50%, 11/16/26 (Call 11/16/25)	4,530	4,456,387
3.63%, 01/22/23	5,105	5,241,865
3.75%, 05/22/25 (Call 02/22/25)	7,030	7,123,288
3.75%, 02/25/26 (Call 11/25/25)[a]	3,405	3,442,796
3.85%, 07/08/24 (Call 04/08/24)	5,549	5,703,707
3.85%, 01/26/27 (Call 01/26/26)[a]	2,800	2,827,580
4.00%, 03/03/24	4,180	4,353,177

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.25%, 10/21/25[a]	$3,990	$4,089,032
5.25%, 07/27/21[a]	1,550	1,706,286
5.38%, 03/15/20	2,946	3,197,353
5.75%, 01/24/22	4,800	5,414,400
6.00%, 06/15/20[a]	2,747	3,050,571
6.15%, 04/01/18	1,281	1,341,873
7.50%, 02/15/19	510	563,407
HSBC Bank PLC
7.65%, 05/01/25[a]	800	963,144
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,100	4,366,869
HSBC Holdings PLC
2.65%, 01/05/22[a]	2,975	2,934,242
2.95%, 05/25/21[a]	1,700	1,710,540
3.40%, 03/08/21[a]	4,440	4,550,112
3.60%, 05/25/23	500	509,090
3.90%, 05/25/26[a]	4,000	4,054,080
4.00%, 03/30/22[a]	2,331	2,437,830
4.25%, 03/14/24	3,985	4,057,966
4.25%, 08/18/25[a]	700	710,073
4.30%, 03/08/26[a]	7,755	8,108,008
4.38%, 11/23/26	1,265	1,283,140
4.88%, 01/14/22	1,950	2,113,254
5.10%, 04/05/21	5,358	5,830,093
HSBC USA Inc.
1.70%, 03/05/18	1,550	1,551,147
2.00%, 08/07/18[a]	2,525	2,528,813
2.25%, 06/23/19	2,000	2,006,400
2.35%, 03/05/20	2,500	2,497,300
2.38%, 11/13/19	1,630	1,635,509
2.63%, 09/24/18	1,000	1,010,700
2.75%, 08/07/20	1,400	1,412,432
3.50%, 06/23/24	2,500	2,537,675
5.00%, 09/27/20	3,150	3,373,713
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,250	2,194,762
2.60%, 08/02/18 (Call 07/02/18)[a]	1,325	1,335,918
3.15%, 03/14/21 (Call 02/14/21)	785	798,620
4.35%, 02/04/23	250	259,573
7.00%, 12/15/20[a]	235	266,344
Huntington National Bank (The)
2.00%, 06/30/18	1,500	1,504,410
2.20%, 04/01/19 (Call 03/01/19)	4,310	4,314,698

Security	Principal (000s)	Value
2.40%, 04/01/20 (Call 03/01/20)[a]	$2,500	$2,498,525
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21[a]	2,000	1,962,540
3.23%, 11/13/19	3,500	3,580,010
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	1,500	1,530,195
5.25%, 01/12/24	2,725	2,867,681
JPMorgan Chase & Co.
1.63%, 05/15/18	2,617	2,618,832
1.85%, 03/22/19 (Call 02/22/19)	4,705	4,709,799
2.20%, 10/22/19	560	563,018
2.25%, 01/23/20 (Call 12/23/19)	10,055	10,108,794
2.30%, 08/15/21 (Call 08/15/20)[a]	2,500	2,472,250
2.35%, 01/28/19	3,700	3,740,145
2.40%, 06/07/21 (Call 05/07/21)[a]	4,925	4,907,171
2.55%, 10/29/20 (Call 09/29/20)	7,245	7,301,366
2.55%, 03/01/21 (Call 02/01/21)	5,597	5,612,224
2.70%, 05/18/23 (Call 03/18/23)	1,750	1,717,450
2.75%, 06/23/20 (Call 05/23/20)	4,886	4,965,007
2.95%, 10/01/26 (Call 07/01/26)	2,500	2,390,375
2.97%, 01/15/23 (Call 01/15/22)[a]	1,540	1,541,740
3.13%, 01/23/25 (Call 10/23/24)	6,400	6,336,768
3.20%, 01/25/23	924	936,317
3.20%, 06/15/26 (Call 03/15/26)	4,500	4,396,185
3.25%, 09/23/22	3,299	3,366,597
3.30%, 04/01/26 (Call 01/01/26)	5,575	5,497,953
3.38%, 05/01/23[a]	3,550	3,563,951
3.63%, 05/13/24	1,080	1,108,382
3.88%, 02/01/24[a]	5,800	6,053,518
3.88%, 09/10/24	3,750	3,820,987
3.90%, 07/15/25 (Call 04/15/25)	4,475	4,647,646
4.13%, 12/15/26[a]	4,065	4,164,755
4.25%, 10/15/20	2,215	2,365,199
4.35%, 08/15/21[a]	3,390	3,633,910
4.40%, 07/22/20[a]	5,550	5,936,613
4.50%, 01/24/22	6,800	7,351,412
4.63%, 05/10/21	2,300	2,485,058
4.95%, 03/25/20	2,050	2,219,289
6.30%, 04/23/19	2,400	2,618,736

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Series H
1.70%, 03/01/18 (Call 02/01/18)	$5,625	$5,636,925
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	2,000	1,994,660
1.65%, 09/23/19 (Call 08/23/19)[a]	1,180	1,176,000
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	1,325	1,310,399
1.70%, 06/01/18	2,200	2,202,574
2.25%, 03/16/20	1,405	1,410,213
2.50%, 12/15/19	625	631,994
2.50%, 11/22/21	3,230	3,213,591
3.18%, 10/15/27	2,100	2,124,444
3.30%, 06/01/25	1,000	1,004,820
3.40%, 05/20/26	1,000	979,800
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	3,550	3,570,626
2.90%, 09/15/20	135	137,453
5.10%, 03/24/21	334	365,814
KfW
1.00%, 06/11/18	4,200	4,184,922
1.00%, 09/07/18[a]	3,505	3,486,459
1.00%, 07/15/19[a]	12,420	12,248,356
1.13%, 08/06/18[a]	11,050	11,018,728
1.13%, 11/16/18	5,600	5,574,072
1.25%, 09/13/18	2,000	1,996,620
1.25%, 09/30/19	5,000	4,950,250
1.50%, 02/06/19	27,250	27,257,630
1.50%, 04/20/20	11,000	10,900,340
1.50%, 06/15/21	1,125	1,098,529
1.75%, 10/15/19[a]	3,100	3,107,285
1.75%, 03/31/20	3,500	3,499,755
1.88%, 04/01/19[a]	5,110	5,148,376
1.88%, 06/30/20[a]	8,180	8,184,335
1.88%, 11/30/20	1,000	996,840
2.00%, 11/30/21[a]	2,500	2,483,225
2.00%, 05/02/25[a]	13,085	12,591,041
2.13%, 03/07/22	12,750	12,719,272
2.13%, 01/17/23	10,200	10,086,882
2.38%, 08/25/21[a]	3,050	3,086,386
2.50%, 11/20/24[a]	5,780	5,797,109
2.63%, 01/25/22	4,850	4,952,189
2.75%, 09/08/20	1,850	1,902,799
2.75%, 10/01/20	7,070	7,270,576

Security	Principal (000s)	Value
4.00%, 01/27/20	$5,568	$5,919,731
4.50%, 07/16/18	1,747	1,822,121
4.88%, 06/17/19	3,190	3,423,380
Series G
4.38%, 03/15/18	1,600	1,651,504
Korea Development Bank (The)
1.38%, 09/12/19	2,000	1,968,280
1.50%, 01/22/18	3,500	3,493,414
2.25%, 05/18/20	1,000	996,460
2.50%, 03/11/20	1,700	1,707,752
2.50%, 01/13/21	2,500	2,487,900
3.00%, 09/14/22	3,000	3,034,080
3.75%, 01/22/24	2,000	2,083,820
4.63%, 11/16/21	3,000	3,257,250
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	5,400	5,385,204
1.38%, 10/23/19	3,040	3,017,595
1.75%, 04/15/19	2,465	2,475,279
1.75%, 07/27/26	2,600	2,413,034
1.88%, 09/17/18[a]	2,000	2,015,340
2.00%, 01/13/25[a]	7,070	6,815,339
2.25%, 10/01/21[a]	800	804,032
Lloyds Bank PLC
2.05%, 01/22/19	1,000	1,001,590
6.38%, 01/21/21	2,717	3,092,055
Lloyds Banking Group PLC
3.00%, 01/11/22	5,400	5,400,918
3.10%, 07/06/21	1,480	1,498,382
3.75%, 01/11/27	2,565	2,547,071
4.50%, 11/04/24	1,210	1,242,174
4.58%, 12/10/25[a]	2,500	2,548,850
4.65%, 03/24/26[a]	2,555	2,623,500
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,700	3,695,486
2.25%, 07/25/19 (Call 06/25/19)	1,910	1,925,261
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,478,775
6.63%, 12/04/17	1,000	1,038,237
Mellon Funding Corp.
5.50%, 11/15/18	1,410	1,493,246
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23	1,580	1,531,494
2.76%, 09/13/26[a]	1,000	939,460
2.95%, 03/01/21[a]	8,715	8,806,245
3.00%, 02/22/22	1,440	1,454,818

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.85%, 03/01/26[a]	$6,650	$6,828,885
Mizuho Financial Group Inc.
2.27%, 09/13/21	3,250	3,172,650
2.84%, 09/13/26[a]	1,730	1,637,860
2.95%, 02/28/22	695	697,627
3.66%, 02/28/27	1,815	1,834,076
Morgan Stanley
2.13%, 04/25/18	2,475	2,488,959
2.38%, 07/23/19[a]	4,163	4,194,098
2.45%, 02/01/19[a]	6,140	6,195,321
2.50%, 01/24/19	3,055	3,086,894
2.50%, 04/21/21	11,959	11,909,370
2.63%, 11/17/21[a]	1,990	1,977,682
2.65%, 01/27/20	6,168	6,235,971
2.80%, 06/16/20	2,905	2,942,533
3.13%, 07/27/26	4,335	4,165,978
3.63%, 01/20/27	3,000	2,990,550
3.70%, 10/23/24	3,280	3,346,650
3.75%, 02/25/23	5,850	6,051,474
3.88%, 01/27/26	6,025	6,152,128
4.00%, 07/23/25	4,900	5,067,286
4.10%, 05/22/23	2,550	2,645,472
4.35%, 09/08/26	2,200	2,261,754
4.88%, 11/01/22	6,250	6,760,125
5.00%, 11/24/25	5,350	5,767,140
5.50%, 01/26/20	3,900	4,245,696
5.50%, 07/24/20	4,050	4,440,218
5.50%, 07/28/21	5,469	6,086,833
5.63%, 09/23/19	2,583	2,801,522
5.75%, 01/25/21	2,230	2,485,826
6.63%, 04/01/18	6,374	6,705,385
7.30%, 05/13/19	2,080	2,309,216
Series F
3.88%, 04/29/24	3,520	3,637,779
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	199,980
3.00%, 02/10/25 (Call 01/10/25)	669	646,796
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	3,750	3,752,700
2.63%, 09/26/18 (Call 08/26/18)	2,000	2,021,640
National Australia Bank Ltd./New York
1.88%, 07/23/18	4,500	4,512,465
1.88%, 07/12/21[a]	1,500	1,456,185

Security	Principal (000s)	Value
2.00%, 01/14/19[a]	$2,000	$2,003,700
2.25%, 01/10/20	1,000	1,002,080
2.50%, 07/12/26	1,750	1,639,540
2.63%, 07/23/20[a]	1,000	1,008,300
2.63%, 01/14/21	2,250	2,260,125
3.00%, 01/20/23[a]	2,500	2,512,750
3.38%, 01/14/26	1,110	1,117,626
National Bank of Canada
2.10%, 12/14/18	1,500	1,506,810
National City Bank of Indiana
4.25%, 07/01/18	220	226,083
National City Corp.
6.88%, 05/15/19[a]	1,330	1,466,032
Northern Trust Corp.
2.38%, 08/02/22	25	24,771
3.38%, 08/23/21	1,700	1,770,210
3.45%, 11/04/20[a]	807	843,283
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,500	1,495,860
1.38%, 02/10/20	3,100	3,058,429
1.50%, 10/21/20[a]	5,330	5,241,309
1.63%, 03/12/19	1,180	1,180,649
1.75%, 01/24/20	3,855	3,848,369
2.38%, 10/01/21	1,400	1,410,318
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[c]	1,250	1,237,438
1.60%, 06/01/18 (Call 05/02/18)[c]	1,000	1,000,100
1.80%, 11/05/18 (Call 10/06/18)[c]	1,000	1,002,020
1.95%, 03/04/19 (Call 02/02/19)[c]	1,500	1,504,605
2.20%, 01/28/19 (Call 12/29/18)[c]	1,500	1,510,935
2.25%, 07/02/19 (Call 06/02/19)[c]	3,250	3,278,893
2.30%, 06/01/20 (Call 05/02/20)[c]	4,400	4,419,712
2.40%, 10/18/19 (Call 09/18/19)[c]	800	808,736
2.45%, 11/05/20 (Call 10/06/20)[c]	1,250	1,258,400

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.70%, 11/01/22 (Call 10/01/22)[c]	$1,500	$1,491,060
2.95%, 01/30/23 (Call 12/30/22)[c]	3,000	3,014,760
2.95%, 02/23/25 (Call 01/24/25)[c]	300	297,387
3.30%, 10/30/24 (Call 09/30/24)[c]	272	276,434
3.80%, 07/25/23 (Call 06/25/23)[c]	1,500	1,572,600
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	3,845	3,839,655
3.30%, 03/08/22 (Call 02/06/22)[c]	1,937	2,000,785
3.90%, 04/29/24 (Call 03/29/24)[c]	1,000	1,036,100
4.38%, 08/11/20[c]	4,592	4,897,598
5.13%, 02/08/20[c]	1,391	1,507,482
RBC USA Holdco Corp.
5.25%, 09/15/20	1,650	1,803,796
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	2,500	2,509,725
7.50%, 05/15/18	1,750	1,860,372
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	1,900	1,936,404
Royal Bank of Canada
1.50%, 07/29/19[a]	1,000	990,910
1.63%, 04/15/19	2,050	2,039,996
1.80%, 07/30/18	2,475	2,480,593
2.00%, 12/10/18	2,875	2,888,541
2.13%, 03/02/20	1,000	999,280
2.15%, 03/15/19[a]	2,225	2,238,661
2.15%, 03/06/20	772	772,733
2.20%, 07/27/18	1,125	1,134,551
2.35%, 10/30/20	2,900	2,908,294
2.50%, 01/19/21[a]	1,500	1,510,260
2.75%, 02/01/22	4,000	4,042,960
4.65%, 01/27/26[a]	2,850	3,037,131
Royal Bank of Scotland Group PLC
3.88%, 09/12/23[a]	3,450	3,406,875
4.80%, 04/05/26[a]	3,315	3,393,731
6.40%, 10/21/19	200	218,500

Security	Principal (000s)	Value
Santander Bank N.A.
8.75%, 05/30/18	$250	$267,775
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,490	1,485,053
2.70%, 05/24/19 (Call 04/24/19)	3,391	3,402,394
3.45%, 08/27/18 (Call 07/27/18)	1,725	1,752,393
4.50%, 07/17/25 (Call 04/17/25)	1,000	1,023,180
Santander Issuances SAU
5.18%, 11/19/25[a]	2,600	2,672,072
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,773	1,780,145
2.88%, 08/05/21	2,600	2,573,194
3.13%, 01/08/21	3,648	3,675,360
3.57%, 01/10/23 (Call 01/10/22)	1,315	1,322,601
Santander UK PLC
2.00%, 08/24/18	3,503	3,507,589
2.38%, 03/16/20	471	471,231
3.05%, 08/23/18	1,025	1,042,907
4.00%, 03/13/24	1,996	2,081,589
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	3,000	2,952,000
1.88%, 09/13/21	1,500	1,455,975
2.63%, 03/15/21	1,000	1,003,440
Societe Generale SA
2.63%, 10/01/18	3,500	3,536,855
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,052,010
State Street Corp.
1.95%, 05/19/21	620	610,105
2.55%, 08/18/20	1,495	1,517,455
2.65%, 05/19/26[a]	1,205	1,156,402
3.10%, 05/15/23	2,540	2,570,937
3.55%, 08/18/25	1,000	1,031,730
3.70%, 11/20/23	1,225	1,283,567
4.38%, 03/07/21	1,847	1,983,826
4.96%, 03/15/18	1,000	1,030,040
Sumitomo Mitsui Banking Corp.
1.95%, 07/23/18	500	500,555
2.45%, 01/10/19	870	876,003
2.45%, 01/16/20	5,200	5,217,680
2.45%, 10/20/20	1,000	993,850
2.50%, 07/19/18	1,000	1,008,280
2.65%, 07/23/20	2,500	2,509,300
3.20%, 07/18/22	1,750	1,773,538

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.40%, 07/11/24	$3,250	$3,294,558
3.95%, 01/10/24	3,550	3,722,921
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,500	4,378,410
2.44%, 10/19/21[a]	1,000	986,410
2.63%, 07/14/26[a]	4,000	3,732,680
2.85%, 01/11/22[a]	3,710	3,712,114
2.93%, 03/09/21[a]	4,093	4,125,703
3.01%, 10/19/26[a]	1,000	959,110
3.45%, 01/11/27	3,000	2,985,390
3.78%, 03/09/26	200	204,528
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	4,275	4,291,031
2.75%, 05/01/23 (Call 04/01/23)	1,200	1,184,280
3.30%, 05/15/26 (Call 04/15/26)	1,000	973,850
7.25%, 03/15/18	700	737,310
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,750	1,765,855
2.50%, 05/01/19 (Call 04/01/19)	846	854,274
2.70%, 01/27/22 (Call 12/27/21)	2,050	2,050,328
2.90%, 03/03/21 (Call 02/03/21)	2,150	2,177,563
SVB Financial Group
3.50%, 01/29/25	930	910,963
5.38%, 09/15/20	150	163,062
Svenska Handelsbanken AB
1.50%, 09/06/19	2,000	1,974,360
1.63%, 03/21/18	250	250,123
1.88%, 09/07/21[a]	2,000	1,942,560
2.40%, 10/01/20	4,700	4,701,786
2.45%, 03/30/21[a]	1,500	1,497,210
2.50%, 01/25/19	3,750	3,795,375
2.88%, 04/04/17	2,914	2,918,566
Toronto-Dominion Bank (The)
1.40%, 04/30/18	2,470	2,469,037
1.45%, 09/06/18	1,000	998,190
1.45%, 08/13/19	2,000	1,976,800
1.63%, 03/13/18	1,700	1,703,264
1.75%, 07/23/18	925	927,710
1.80%, 07/13/21	3,100	3,021,663
1.95%, 01/22/19[a]	2,650	2,659,301
2.13%, 07/02/19	2,250	2,264,152
2.13%, 04/07/21	2,200	2,177,956
2.25%, 11/05/19	3,900	3,930,342

Security	Principal (000s)	Value
2.50%, 12/14/20	$2,601	$2,622,068
2.63%, 09/10/18	2,435	2,472,182
VRN, (5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[a]	2,000	1,974,040
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	570	573,289
2.20%, 04/25/19 (Call 03/25/19)	3,260	3,290,709
2.35%, 01/29/21 (Call 12/29/20)	2,600	2,604,446
2.63%, 01/24/22 (Call 12/23/21)	3,250	3,267,680
2.95%, 07/15/22 (Call 06/15/22)	2,948	2,981,696
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,186,911
3.10%, 04/27/26 (Call 03/27/26)	100	98,497
3.70%, 01/30/24 (Call 12/29/23)	2,425	2,543,607
4.13%, 05/24/21 (Call 04/23/21)	1,551	1,661,897
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,000	1,028,770
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	2,000	1,873,880
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	4,000	3,971,240
2.13%, 10/28/19 (Call 09/28/19)	4,685	4,710,626
2.80%, 01/27/25 (Call 12/27/24)[a]	1,250	1,232,300
UBS AG/Stamford CT
1.80%, 03/26/18	5,370	5,381,223
2.35%, 03/26/20[a]	3,300	3,300,825
2.38%, 08/14/19[a]	3,400	3,427,404
4.88%, 08/04/20	4,640	5,006,003
5.75%, 04/25/18	1,115	1,166,591
Wells Fargo & Co.
2.10%, 07/26/21	5,100	4,994,940
2.13%, 04/22/19	2,725	2,739,443
2.15%, 01/15/19[a]	1,265	1,274,184
2.50%, 03/04/21	10,891	10,901,783
2.55%, 12/07/20	2,100	2,113,923
2.60%, 07/22/20	5,100	5,155,998
3.00%, 01/22/21	1,650	1,683,082
3.00%, 02/19/25	4,745	4,636,055
3.00%, 04/22/26[a]	4,250	4,100,102
3.00%, 10/23/26	2,530	2,427,965
3.07%, 01/24/23 (Call 01/24/22)	4,600	4,622,264
3.30%, 09/09/24[a]	3,777	3,793,015

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 03/08/22	$2,879	$2,985,638
3.55%, 09/29/25	8,605	8,681,412
4.10%, 06/03/26	4,000	4,096,840
4.13%, 08/15/23	600	627,576
4.48%, 01/16/24	1,411	1,512,281
4.60%, 04/01/21[a]	2,806	3,029,077
Series M
3.45%, 02/13/23	4,585	4,650,795
Series N
2.15%, 01/30/20[a]	12,395	12,409,626
Wells Fargo Bank N.A.
1.75%, 05/24/19	3,750	3,742,050
2.15%, 12/06/19	1,250	1,256,375
Westpac Banking Corp.
1.55%, 05/25/18	950	949,706
1.60%, 08/19/19[a]	2,350	2,326,994
1.65%, 05/13/19	1,395	1,384,928
2.00%, 08/19/21[a]	2,250	2,197,552
2.10%, 05/13/21[a]	1,950	1,916,167
2.15%, 03/06/20	2,000	2,001,040
2.25%, 07/30/18	1,550	1,560,586
2.25%, 01/17/19[a]	2,925	2,944,042
2.30%, 05/26/20	1,075	1,075,667
2.60%, 11/23/20	1,825	1,836,443
2.70%, 08/19/26	3,325	3,168,359
2.80%, 01/11/22	4,735	4,775,958
2.85%, 05/13/26	2,125	2,053,387
3.35%, 03/08/27	1,050	1,051,124
4.63%, 06/01/18	580	598,444
4.88%, 11/19/19	1,120	1,201,357
VRN, (5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)	2,025	2,044,541

		1,782,452,353
BEVERAGES — 2.48%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	1,220	1,295,054
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	10,075	10,106,736
2.15%, 02/01/19	3,498	3,527,558
2.63%, 01/17/23	4,690	4,629,218
2.65%, 02/01/21 (Call 01/01/21)[a]	12,959	13,100,513

Security	Principal (000s)	Value
3.30%, 02/01/23 (Call 12/01/22)	$13,430	$13,715,119
3.65%, 02/01/26 (Call 11/01/25)	17,675	17,969,288
3.70%, 02/01/24	1,225	1,273,792
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	1,600	1,588,112
4.38%, 02/15/21	795	852,765
5.00%, 04/15/20	873	945,747
5.38%, 01/15/20	1,805	1,970,934
6.88%, 11/15/19	1,250	1,407,825
7.75%, 01/15/19	2,363	2,617,779
Beam Suntory Inc.
1.75%, 06/15/18	535	533,620
3.25%, 05/15/22 (Call 02/15/22)[a]	975	979,826
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	680	693,144
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	600	599,328
1.38%, 05/30/19	2,450	2,442,920
1.55%, 09/01/21[a]	1,700	1,663,059
1.65%, 03/14/18	1,406	1,411,666
1.65%, 11/01/18	9,830	9,883,573
1.88%, 10/27/20	1,600	1,601,424
2.25%, 09/01/26[a]	4,650	4,375,511
2.45%, 11/01/20[a]	1,734	1,764,570
2.50%, 04/01/23[a]	375	373,009
2.55%, 06/01/26	1,300	1,253,044
2.88%, 10/27/25	2,950	2,937,345
3.15%, 11/15/20	2,409	2,512,876
3.20%, 11/01/23	2,728	2,830,273
3.30%, 09/01/21	1,249	1,309,626
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	700	714,651
Coca-Cola European Partners US LLC
3.50%, 09/15/20	1,250	1,294,088
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,795,046
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,300	3,324,618
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	3,425	3,423,767

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Diageo Capital PLC
1.13%, 04/29/18	$875	$871,255
2.63%, 04/29/23 (Call 01/29/23)	4,214	4,198,914
4.83%, 07/15/20	475	514,986
Diageo Investment Corp.
2.88%, 05/11/22[a]	1,396	1,425,497
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	545	541,948
2.53%, 11/15/21 (Call 10/15/21)	1,100	1,097,723
2.55%, 09/15/26 (Call 06/15/26)	1,850	1,730,582
2.60%, 01/15/19	180	182,299
2.70%, 11/15/22 (Call 08/15/22)	465	460,187
3.13%, 12/15/23 (Call 10/15/23)	680	682,625
3.20%, 11/15/21 (Call 08/15/21)[a]	380	388,964
3.40%, 11/15/25 (Call 08/15/25)	950	953,800
Molson Coors Brewing Co.
1.45%, 07/15/19	1,625	1,604,996
2.10%, 07/15/21 (Call 06/15/21)	1,780	1,742,869
3.00%, 07/15/26 (Call 04/15/26)[a]	3,895	3,721,789
3.50%, 05/01/22	500	517,440
PepsiCo Inc.
1.25%, 04/30/18	1,535	1,534,923
1.35%, 10/04/19	1,875	1,862,100
1.50%, 02/22/19	1,615	1,614,903
1.70%, 10/06/21 (Call 09/06/21)	885	861,893
1.85%, 04/30/20 (Call 03/30/20)	1,100	1,098,295
2.15%, 10/14/20 (Call 09/14/20)	1,750	1,760,010
2.25%, 01/07/19 (Call 12/07/18)[a]	1,425	1,445,891
2.38%, 10/06/26 (Call 07/06/26)[a]	1,180	1,120,622
2.75%, 03/05/22	2,546	2,580,778
2.75%, 03/01/23	2,050	2,061,808
2.75%, 04/30/25 (Call 01/30/25)	1,000	985,410
2.85%, 02/24/26 (Call 11/24/25)	2,146	2,122,265
3.00%, 08/25/21	280	288,761
3.10%, 07/17/22 (Call 05/17/22)	1,625	1,670,646
3.13%, 11/01/20	555	576,717
3.50%, 07/17/25 (Call 04/17/25)	1,650	1,715,687
3.60%, 03/01/24 (Call 12/01/23)	2,338	2,466,917

Security	Principal (000s)	Value
4.50%, 01/15/20	$572	$614,786
5.00%, 06/01/18	1,115	1,165,565

		170,901,275
BIOTECHNOLOGY — 1.22%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	2,350	2,279,970
2.13%, 05/01/20 (Call 04/01/20)	1,350	1,349,852
2.20%, 05/22/19 (Call 04/22/19)	3,773	3,806,051
2.60%, 08/19/26 (Call 05/19/26)	1,900	1,764,397
2.70%, 05/01/22 (Call 03/01/22)	3,120	3,111,607
3.13%, 05/01/25 (Call 02/01/25)[a]	3,000	2,950,710
3.45%, 10/01/20	700	727,804
3.63%, 05/15/22 (Call 02/15/22)	100	103,673
3.63%, 05/22/24 (Call 02/22/24)	1,231	1,268,373
3.88%, 11/15/21 (Call 08/15/21)	1,390	1,466,756
4.10%, 06/15/21 (Call 03/15/21)	1,988	2,104,974
4.50%, 03/15/20	1,275	1,359,966
5.70%, 02/01/19	1,668	1,791,315
6.15%, 06/01/18	2,000	2,110,840
Baxalta Inc.
2.00%, 06/22/18	190	190,458
2.88%, 06/23/20 (Call 05/23/20)	4,205	4,248,060
3.60%, 06/23/22 (Call 04/23/22)	900	917,145
4.00%, 06/23/25 (Call 03/23/25)	955	973,584
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	250	266,148
Biogen Inc.
2.90%, 09/15/20	4,405	4,482,924
3.63%, 09/15/22	1,200	1,243,020
4.05%, 09/15/25 (Call 06/15/25)	2,850	2,947,385
6.88%, 03/01/18	700	736,953
Celgene Corp.
2.13%, 08/15/18	3,055	3,070,458
2.25%, 05/15/19	1,700	1,708,075
2.88%, 08/15/20	890	903,697
3.25%, 08/15/22	2,150	2,180,165
3.55%, 08/15/22	660	678,949
3.63%, 05/15/24 (Call 02/15/24)	750	761,498
3.88%, 08/15/25 (Call 05/15/25)	5,925	6,060,149
3.95%, 10/15/20	900	945,990
4.00%, 08/15/23	535	561,349

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Gilead Sciences Inc.
1.85%, 09/04/18	$356	$357,267
1.95%, 03/01/22 (Call 02/01/22)[a]	860	831,250
2.05%, 04/01/19	200	200,922
2.35%, 02/01/20	3,843	3,875,704
2.50%, 09/01/23 (Call 07/01/23)	1,935	1,875,847
2.55%, 09/01/20[a]	1,000	1,010,280
3.25%, 09/01/22 (Call 07/01/22)	5,015	5,133,354
3.50%, 02/01/25 (Call 11/01/24)	5,000	5,056,300
3.70%, 04/01/24 (Call 01/01/24)	3,680	3,786,131
4.40%, 12/01/21 (Call 09/01/21)	1,274	1,373,690
4.50%, 04/01/21 (Call 01/01/21)	1,174	1,262,520

		83,835,560
BUILDING MATERIALS — 0.18%
CRH America Inc.
5.75%, 01/15/21	920	1,022,709
8.13%, 07/15/18	470	509,137
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[b]	640	655,629
3.75%, 12/01/21 (Call 09/01/21)[a]	1,250	1,304,350
3.90%, 02/14/26 (Call 11/14/25)	1,000	1,037,850
4.25%, 03/01/21	1,325	1,402,817
5.00%, 03/30/20	400	431,524
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	450	444,290
Martin Marietta Materials Inc.
6.60%, 04/15/18	270	282,860
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)[a]	2,000	2,082,500
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)[a]	1,000	969,100
4.20%, 12/15/22 (Call 09/15/22)	225	234,414
4.20%, 12/01/24 (Call 09/01/24)	425	437,669
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[a]	1,000	1,049,630
7.50%, 06/15/21	645	757,088

		12,621,567

Security	Principal (000s)	Value
CHEMICALS — 1.32%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$1,370	$1,370,384
3.38%, 03/15/25 (Call 12/15/24)[a]	715	702,144
3.50%, 06/01/23 (Call 03/01/23)	1,000	1,011,210
Air Products & Chemicals Inc.
2.75%, 02/03/23	465	465,251
3.00%, 11/03/21[a]	1,888	1,941,204
3.35%, 07/31/24 (Call 04/30/24)	635	654,025
4.38%, 08/21/19[a]	250	265,465
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	625	630,219
2.90%, 11/15/22 (Call 08/15/22)	425	427,584
3.05%, 08/01/20 (Call 07/01/20)	665	684,205
3.65%, 07/15/24 (Call 04/15/24)[a]	725	753,500
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,040	1,082,536
Braskem Finance Ltd.
6.45%, 02/03/24	1,250	1,351,562
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	950	911,269
3.70%, 07/15/22	460	468,165
Celanese U.S. Holdings LLC
4.63%, 11/15/22	1,000	1,057,400
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)[a]	1,013	1,006,243
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	280	283,909
3.50%, 10/01/24 (Call 07/01/24)	2,139	2,180,176
4.13%, 11/15/21 (Call 08/15/21)	2,684	2,852,099
4.25%, 11/15/20 (Call 08/15/20)	1,268	1,349,735
5.70%, 05/15/18	585	612,050
8.55%, 05/15/19	4,732	5,398,691
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	4,820	4,892,975
3.60%, 08/15/22 (Call 05/15/22)	152	156,929
3.80%, 03/15/25 (Call 12/15/24)	1,356	1,386,578

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
2.80%, 02/15/23	$3,898	$3,875,158
3.63%, 01/15/21	1,029	1,072,136
4.25%, 04/01/21	575	614,589
4.63%, 01/15/20	1,230	1,313,615
5.75%, 03/15/19	775	834,613
6.00%, 07/15/18	1,821	1,928,384
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	715,428
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,022,160
Lubrizol Corp.
8.88%, 02/01/19	541	613,765
LYB International Finance BV
4.00%, 07/15/23	2,220	2,336,017
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	500	499,125
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	7,100	7,502,854
5.75%, 04/15/24 (Call 01/15/24)[a]	2,600	2,984,852
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	380	376,200
5.25%, 03/01/22	790	837,400
Monsanto Co.
2.13%, 07/15/19	867	868,717
2.20%, 07/15/22 (Call 04/15/22)	750	722,018
2.75%, 07/15/21	600	601,398
2.85%, 04/15/25 (Call 01/15/25)	1,120	1,079,445
3.38%, 07/15/24 (Call 04/15/24)	830	837,495
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	1,540	1,589,603
4.25%, 11/15/23 (Call 08/15/23)[a]	1,000	1,040,640
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	1,850	1,761,662
3.63%, 03/15/24 (Call 12/15/23)	450	451,737
4.00%, 12/15/26 (Call 09/15/26)[a]	1,000	1,017,050
4.88%, 03/30/20	105	111,428
6.50%, 05/15/19	581	631,599

Security	Principal (000s)	Value
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	$600	$605,058
3.60%, 11/15/20	550	575,960
Praxair Inc.
1.25%, 11/07/18	1,075	1,070,367
2.20%, 08/15/22 (Call 05/15/22)	11	10,794
2.25%, 09/24/20	900	900,513
2.45%, 02/15/22 (Call 11/15/21)	613	612,522
2.65%, 02/05/25 (Call 11/05/24)	1,740	1,707,741
2.70%, 02/21/23 (Call 11/21/22)	375	374,070
3.00%, 09/01/21[a]	465	477,462
3.20%, 01/30/26 (Call 10/30/25)	100	101,813
4.05%, 03/15/21	500	532,540
4.50%, 08/15/19	1,247	1,324,464
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	915	925,220
3.75%, 03/15/27	1,000	1,005,390
6.13%, 10/15/19	495	542,178
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)[a]	450	450,306
Syngenta Finance NV
3.13%, 03/28/22	2,885	2,892,241
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,775,446
7.25%, 06/15/19	400	442,884
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	404,392
3.60%, 08/15/26 (Call 05/15/26)[a,d]	1,260	1,239,815
4.63%, 02/15/21 (Call 02/15/18)[d]	2,000	2,078,060

		91,183,832
COMMERCIAL SERVICES — 0.42%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	780	787,090
3.38%, 09/15/25 (Call 06/15/25)	1,015	1,051,246
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	3,045	3,105,809
5.50%, 11/01/22 (Call 05/01/22)[a]	1,455	1,550,113

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	$318	$338,918
Ecolab Inc.
2.25%, 01/12/20	955	958,237
2.70%, 11/01/26 (Call 08/01/26)	2,510	2,414,896
3.25%, 01/14/23 (Call 11/14/22)	1,050	1,070,391
4.35%, 12/08/21	1,262	1,366,241
Emory University
5.63%, 09/01/19	180	196,313
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	310	305,260
3.30%, 12/15/22 (Call 09/15/22)[a]	465	473,221
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	170	170,048
4.88%, 02/15/24 (Call 11/15/23)[a]	1,675	1,827,643
5.50%, 09/01/20[a]	515	564,074
Princeton University Series A
4.95%, 03/01/19	878	933,033
S&P Global Inc.
2.50%, 08/15/18	560	563,920
2.95%, 01/22/27 (Call 10/22/26)[d]	1,360	1,294,802
3.30%, 08/14/20 (Call 07/14/20)	683	698,204
4.00%, 06/15/25 (Call 03/15/25)	1,480	1,533,398
Total System Services Inc.
2.38%, 06/01/18	635	637,654
3.75%, 06/01/23 (Call 03/01/23)	125	125,581
3.80%, 04/01/21 (Call 03/01/21)	610	631,692
4.80%, 04/01/26 (Call 01/01/26)	2,045	2,209,213
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,735	1,779,607
4.13%, 09/12/22	225	235,211
5.80%, 05/01/21	125	139,073
Western Union Co. (The)
3.35%, 05/22/19	500	510,765
3.65%, 08/22/18	550	562,832
5.25%, 04/01/20	715	768,210

		28,802,695

Security	Principal (000s)	Value
COMPUTERS — 2.33%
Apple Inc.
1.00%, 05/03/18	$4,220	$4,206,834
1.10%, 08/02/19[a]	3,000	2,964,090
1.55%, 02/07/20[a]	2,067	2,052,014
1.55%, 08/04/21 (Call 07/04/21)	2,265	2,196,076
1.70%, 02/22/19[a]	1,720	1,726,777
1.90%, 02/07/20	2,150	2,155,246
2.00%, 05/06/20	3,260	3,269,193
2.10%, 05/06/19	5,405	5,466,076
2.15%, 02/09/22	1,025	1,013,069
2.25%, 02/23/21 (Call 01/23/21)[a]	4,460	4,472,801
2.40%, 05/03/23	8,648	8,511,016
2.45%, 08/04/26 (Call 05/04/26)[a]	1,995	1,891,659
2.50%, 02/09/22 (Call 01/09/22)	2,350	2,361,256
2.50%, 02/09/25	5,585	5,417,227
2.70%, 05/13/22	2,500	2,527,125
2.85%, 05/06/21	3,900	3,995,082
2.85%, 02/23/23 (Call 12/23/22)	2,530	2,558,361
3.20%, 05/13/25	4,505	4,562,123
3.25%, 02/23/26 (Call 11/23/25)	4,870	4,943,634
3.45%, 05/06/24	3,225	3,344,938
Computer Sciences Corp.
4.45%, 09/15/22	855	896,852
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	7,805	7,989,822
4.42%, 06/15/21 (Call 05/15/21)[a,d]	7,225	7,577,652
5.45%, 06/15/23 (Call 04/15/23)[d]	5,190	5,606,809
6.02%, 06/15/26 (Call 03/15/26)[d]	7,440	8,197,466
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	2,250	2,280,443
3.60%, 10/15/20 (Call 09/15/20)	6,275	6,439,781
4.40%, 10/15/22 (Call 08/15/22)	3,200	3,371,232
4.90%, 10/15/25 (Call 07/15/25)[a]	2,950	3,073,310

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HP Inc.
2.75%, 01/14/19	$350	$353,993
3.75%, 12/01/20	138	143,265
4.05%, 09/15/22	1,200	1,256,880
4.30%, 06/01/21	2,290	2,418,011
4.38%, 09/15/21[a]	2,440	2,595,282
4.65%, 12/09/21[a]	2,083	2,233,351
International Business Machines Corp.
1.63%, 05/15/20[a]	1,950	1,936,116
1.80%, 05/17/19	1,500	1,507,785
1.88%, 05/15/19	1,530	1,538,981
1.88%, 08/01/22	4,050	3,928,500
1.95%, 02/12/19[a]	1,450	1,463,499
2.88%, 11/09/22	2,600	2,637,284
2.90%, 11/01/21[a]	1,450	1,488,817
3.30%, 01/27/27	1,000	1,008,800
3.38%, 08/01/23	2,250	2,333,003
3.45%, 02/19/26[a]	2,500	2,560,625
3.63%, 02/12/24	2,844	2,978,322
7.63%, 10/15/18	3,379	3,704,432
8.38%, 11/01/19	2,602	3,047,202
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	510	509,184
3.38%, 06/15/21 (Call 04/15/21)[a]	880	900,020
Seagate HDD Cayman
3.75%, 11/15/18	750	772,897
4.75%, 06/01/23[a]	1,666	1,669,732
4.75%, 01/01/25[a]	1,770	1,708,917
4.88%, 03/01/24 (Call 01/01/24)[d]	1,000	981,370

		160,744,232
COSMETICS & PERSONAL CARE — 0.22%
Colgate-Palmolive Co.
1.75%, 03/15/19	674	676,851
1.95%, 02/01/23[a]	269	261,285
2.10%, 05/01/23	600	583,626
2.30%, 05/03/22	1,375	1,373,364
2.45%, 11/15/21	875	888,177
2.95%, 11/01/20	415	429,118

Security	Principal (000s)	Value
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	$900	$881,415
1.80%, 02/07/20	1,080	1,081,674
2.35%, 08/15/22	450	444,011
Procter & Gamble Co. (The)
1.60%, 11/15/18	1,100	1,104,796
1.70%, 11/03/21[a]	1,845	1,815,775
1.90%, 11/01/19[a]	440	443,296
2.30%, 02/06/22[a]	4,500	4,528,170
2.70%, 02/02/26[a]	830	815,998
Series A
9.36%, 01/01/21	62	72,758

		15,400,314
DIVERSIFIED FINANCIAL SERVICES — 2.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	1,295	1,316,251
3.75%, 05/15/19[a]	5,450	5,622,165
3.95%, 02/01/22 (Call 01/01/22)[a]	5,200	5,385,328
4.50%, 05/15/21[a]	6,200	6,562,079
4.63%, 10/30/20[a]	150	160,043
Affiliated Managers Group Inc.
4.25%, 02/15/24	800	829,744
Air Lease Corp.
2.13%, 01/15/20[a]	1,430	1,416,072
2.63%, 09/04/18 (Call 08/04/18)	1,645	1,659,575
3.00%, 09/15/23 (Call 07/15/23)[a]	915	900,442
3.38%, 01/15/19 (Call 12/15/18)[a]	1,525	1,558,901
3.38%, 06/01/21 (Call 05/01/21)[a]	1,153	1,176,394
3.75%, 02/01/22 (Call 12/01/21)	950	980,523
3.88%, 04/01/21 (Call 03/01/21)[a]	925	959,669
4.25%, 09/15/24 (Call 06/15/24)[a]	1,110	1,148,861
4.75%, 03/01/20[a]	1,081	1,147,590
Alterra Finance LLC
6.25%, 09/30/20	450	502,583

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
American Express Co.
2.65%, 12/02/22	$2,040	$2,024,516
3.63%, 12/05/24 (Call 11/04/24)	1,300	1,319,474
7.00%, 03/19/18	2,728	2,879,786
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	3,500	3,476,375
1.80%, 07/31/18 (Call 06/30/18)	1,780	1,784,165
1.88%, 11/05/18 (Call 10/05/18)[a]	4,620	4,630,672
2.13%, 07/27/18	662	665,886
2.13%, 03/18/19	350	351,642
2.20%, 03/03/20	1,000	998,960
2.25%, 08/15/19	2,750	2,773,100
2.25%, 05/05/21 (Call 04/04/21)	6,125	6,069,262
2.38%, 05/26/20 (Call 04/25/20)	1,430	1,441,083
2.70%, 03/03/22	825	823,160
Series F
2.60%, 09/14/20 (Call 08/14/20)	2,900	2,931,755
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)[a]	580	556,075
3.70%, 10/15/24	1,560	1,606,660
4.00%, 10/15/23	1,115	1,181,443
5.30%, 03/15/20	825	896,940
7.30%, 06/28/19	135	150,736
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	885	917,382
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	750	747,698
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,009,420
3.38%, 02/15/23	3,250	3,274,992
8.80%, 07/15/19[a]	3,893	4,468,424
CBOE Holdings Inc.
3.65%, 01/12/27 (Call 10/12/26)	325	328,627
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	470	470,540
3.00%, 03/10/25 (Call 12/10/24)	570	566,905
3.20%, 03/02/27	1,000	1,002,600
3.23%, 09/01/22	735	752,618
3.45%, 02/13/26 (Call 11/13/25)[a]	1,330	1,362,798
4.45%, 07/22/20	837	897,657

Security	Principal (000s)	Value
CME Group Inc.
3.00%, 09/15/22	$1,350	$1,383,426
3.00%, 03/15/25 (Call 12/15/24)[a]	1,000	1,006,340
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,490	1,475,100
3.85%, 11/21/22	550	563,750
3.95%, 11/06/24 (Call 08/06/24)	1,110	1,115,550
4.10%, 02/09/27 (Call 11/09/26)	1,340	1,353,400
5.20%, 04/27/22	620	673,475
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)[a]	895	949,416
Franklin Resources Inc.
2.80%, 09/15/22	552	555,168
2.85%, 03/30/25	725	708,673
4.63%, 05/20/20	350	375,389
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	8,943	9,012,308
3.37%, 11/15/25	6,243	6,434,972
HSBC Finance Corp.
6.68%, 01/15/21	6,663	7,532,055
Intercontinental Exchange Inc.
2.50%, 10/15/18	262	265,681
2.75%, 12/01/20 (Call 11/01/20)	1,542	1,568,584
3.75%, 12/01/25 (Call 09/01/25)[a]	3,070	3,198,664
4.00%, 10/15/23	1,500	1,597,920
International Lease Finance Corp.
5.88%, 04/01/19	5,075	5,442,481
7.13%, 09/01/18[d]	2,440	2,621,951
Invesco Finance PLC
3.13%, 11/30/22	823	827,691
3.75%, 01/15/26[a]	220	225,465
4.00%, 01/30/24	2,250	2,366,572
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[a]	1,055	1,113,658
Jefferies Group LLC
4.85%, 01/15/27	3,300	3,375,702
5.13%, 04/13/18	516	533,348
5.13%, 01/20/23[a]	905	963,943

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.88%, 04/15/21[a]	$543	$617,293
8.50%, 07/15/19	840	955,105
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)[a]	1,000	975,580
3.75%, 02/13/25	825	820,677
4.25%, 11/14/20	521	547,774
Legg Mason Inc.
2.70%, 07/15/19	185	186,991
3.95%, 07/15/24[a]	790	794,116
4.75%, 03/15/26[a]	350	368,375
MasterCard Inc.
2.00%, 04/01/19	444	447,752
2.00%, 11/21/21 (Call 10/21/21)	1,500	1,489,635
2.95%, 11/21/26 (Call 08/21/26)[a]	835	834,265
3.38%, 04/01/24	1,294	1,345,967
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	890	895,171
4.25%, 06/01/24 (Call 03/01/24)	1,475	1,527,893
5.55%, 01/15/20	477	516,133
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	2,400	2,381,736
2.00%, 01/27/20 (Call 12/27/19)	100	99,599
2.15%, 02/01/19 (Call 01/01/19)	450	452,943
2.30%, 11/15/19 (Call 10/15/19)	1,800	1,817,208
2.30%, 11/01/20 (Call 10/01/20)	465	463,777
2.70%, 02/15/23 (Call 12/15/22)[a]	1,900	1,887,631
2.85%, 01/27/25 (Call 10/27/24)	75	74,402
2.95%, 02/07/24 (Call 12/07/23)	1,500	1,511,340
3.05%, 02/15/22 (Call 11/15/21)[a]	2,050	2,096,310
3.25%, 11/01/25 (Call 08/01/25)	2,325	2,350,808
3.40%, 11/15/23 (Call 08/15/23)[a]	500	512,320
10.38%, 11/01/18	341	389,282
Nomura Holdings Inc.
2.75%, 03/19/19[a]	745	752,457
6.70%, 03/04/20	989	1,103,823
OM Asset Management PLC
4.80%, 07/27/26[a]	580	573,510

Security	Principal (000s)	Value
Raymond James Financial Inc.
3.63%, 09/15/26	$1,080	$1,069,880
8.60%, 08/15/19	200	227,934
Stifel Financial Corp.
4.25%, 07/18/24[a]	845	852,030
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	1,740	1,750,388
2.70%, 02/03/20 (Call 01/03/20)	1,189	1,191,212
3.00%, 08/15/19 (Call 07/15/19)	625	635,125
3.70%, 08/04/26 (Call 05/04/26)[a]	2,500	2,450,300
3.75%, 08/15/21 (Call 06/15/21)	1,105	1,138,680
4.25%, 08/15/24 (Call 05/15/24)[a]	1,450	1,499,575
4.50%, 07/23/25 (Call 04/24/25)	1,090	1,142,549
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,460	1,484,499
5.60%, 12/01/19	692	756,370
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	9,885	9,956,469
2.80%, 12/14/22 (Call 10/14/22)	4,185	4,239,070
3.15%, 12/14/25 (Call 09/14/25)	7,100	7,193,436

		206,305,643
ELECTRIC — 3.91%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)[a,d]	1,080	1,068,077
Alabama Power Co.
Series 13-A
3.55%, 12/01/23	500	524,775
Series 17A
2.45%, 03/30/22 (Call 02/28/22)	910	910,055
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	280	282,036
3.65%, 02/15/26 (Call 11/15/25)[a]	576	582,025
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	726,298
6.13%, 11/15/17	815	841,285
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	730	734,898
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	400	430,204

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	$710	$711,683
2.55%, 09/15/26 (Call 06/15/26)	1,180	1,115,584
3.15%, 05/15/25 (Call 02/15/25)[a]	510	512,147
8.75%, 03/01/19	450	509,517
Avista Corp.
5.13%, 04/01/22	465	510,114
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	500	469,315
2.80%, 08/15/22 (Call 05/15/22)[a]	1,035	1,034,928
3.50%, 11/15/21 (Call 08/15/21)	500	518,710
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	955	958,705
2.40%, 02/01/20 (Call 01/01/20)[a]	800	805,376
3.50%, 02/01/25 (Call 11/01/24)[a]	700	717,458
3.75%, 11/15/23 (Call 08/15/23)	2,200	2,314,730
5.75%, 04/01/18	1,383	1,445,664
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)[a]	425	435,761
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	465	455,723
2.25%, 08/01/22 (Call 05/01/22)	325	320,154
Series AA
3.00%, 02/01/27 (Call 11/01/26)	1,000	991,680
Series Z
2.40%, 09/01/26 (Call 06/01/26)	460	433,394
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[d]	1,015	1,006,413
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	670	696,442
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	220	209,187
3.60%, 11/15/25 (Call 08/15/25)	400	404,308
3.88%, 03/01/24 (Call 12/01/23)	500	518,930
5.05%, 03/15/22 (Call 12/15/21)	600	660,456
8.75%, 06/15/19	1,600	1,831,104

Security	Principal (000s)	Value
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)[a]	$535	$538,766
2.55%, 06/15/26 (Call 03/15/26)[a]	1,200	1,146,468
3.10%, 11/01/24 (Call 08/01/24)	710	712,435
3.40%, 09/01/21 (Call 06/01/21)	1,350	1,398,775
4.00%, 08/01/20 (Call 05/01/20)[a]	780	819,710
5.80%, 03/15/18	677	706,199
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,100	1,082,224
5.65%, 05/01/18	1,045	1,094,230
Series 09-A
5.50%, 02/01/19	300	320,430
Consolidated Edison Co. of New York Inc.
2.90%, 12/01/26 (Call 09/01/26)[a]	1,000	979,160
5.85%, 04/01/18	275	287,364
7.13%, 12/01/18	566	618,027
Consolidated Edison Inc.
2.00%, 03/15/20	1,630	1,631,597
2.00%, 05/15/21 (Call 04/15/21)	2,200	2,156,242
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)[a]	1,300	1,403,441
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	500	507,050
3.38%, 08/15/23 (Call 05/15/23)	375	387,225
5.65%, 09/15/18	270	286,127
5.65%, 04/15/20	315	346,062
6.13%, 03/15/19	1,110	1,204,927
6.70%, 09/15/19	1,044	1,163,225
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	19	19,568
Dominion Resources Inc./VA
1.90%, 06/15/18	600	599,976
2.50%, 12/01/19 (Call 11/01/19)	375	378,596
2.75%, 01/15/22 (Call 12/15/21)	1,550	1,548,543
2.96%, 07/01/19[b]	315	318,742
3.63%, 12/01/24 (Call 09/01/24)	2,675	2,704,291
3.90%, 10/01/25 (Call 07/01/25)	2,710	2,777,831

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.45%, 03/15/21	$1,550	$1,654,330
5.20%, 08/15/19	1,680	1,801,766
6.40%, 06/15/18	450	475,110
Series B
1.60%, 08/15/19	2,745	2,713,378
2.75%, 09/15/22 (Call 06/15/22)	240	237,110
Series C
2.00%, 08/15/21 (Call 07/15/21)	1,550	1,509,917
Series D
2.85%, 08/15/26 (Call 05/15/26)[a]	2,750	2,593,635
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)[a]	475	491,720
3.90%, 06/01/21 (Call 03/01/21)	405	427,765
DTE Energy Co.
1.50%, 10/01/19	2,295	2,257,064
2.40%, 12/01/19 (Call 11/01/19)	1,005	1,010,286
2.85%, 10/01/26 (Call 07/01/26)[a]	1,100	1,030,975
3.30%, 06/15/22 (Call 04/15/22)	1,825	1,859,310
3.85%, 12/01/23 (Call 09/01/23)	525	543,622
Series C
3.50%, 06/01/24 (Call 03/01/24)	1,130	1,142,486
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,120	1,107,635
2.95%, 12/01/26 (Call 09/01/26)[a]	2,250	2,217,713
3.90%, 06/15/21 (Call 03/15/21)	760	806,839
7.00%, 11/15/18	839	912,966
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,755	1,698,823
2.10%, 06/15/18 (Call 05/15/18)	270	271,191
2.65%, 09/01/26 (Call 06/01/26)	1,980	1,858,289
3.05%, 08/15/22 (Call 05/15/22)	750	756,030
3.55%, 09/15/21 (Call 06/15/21)	445	461,661
3.75%, 04/15/24 (Call 01/15/24)	755	780,625
3.95%, 10/15/23 (Call 07/15/23)	850	892,101
5.05%, 09/15/19	925	990,139
6.25%, 06/15/18	270	284,899
Duke Energy Florida LLC
1.85%, 01/15/20	965	965,888
3.10%, 08/15/21 (Call 05/15/21)	560	578,161

Security	Principal (000s)	Value
3.20%, 01/15/27 (Call 10/15/26)	$1,250	$1,262,050
4.55%, 04/01/20	65	69,573
5.65%, 06/15/18	633	665,650
Duke Energy Indiana LLC
3.75%, 07/15/20	750	786,045
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	950	1,002,269
5.45%, 04/01/19	1,300	1,393,951
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	613	622,311
3.00%, 09/15/21 (Call 06/15/21)	750	769,215
3.25%, 08/15/25 (Call 05/15/25)[a]	260	264,438
5.30%, 01/15/19	2,110	2,247,445
Edison International
2.95%, 03/15/23 (Call 01/15/23)	410	409,705
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	2,035	2,021,223
3.55%, 06/15/26 (Call 03/15/26)	1,360	1,340,824
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	100	102,517
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)[a]	790	795,530
3.50%, 04/01/26 (Call 01/01/26)	1,100	1,127,984
3.70%, 06/01/24 (Call 03/01/24)[a]	900	938,349
3.75%, 02/15/21 (Call 11/15/20)	850	890,001
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	1,000	1,077,260
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	519,820
6.00%, 05/01/18	550	576,263
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	3,000	2,830,680
4.05%, 09/01/23 (Call 06/01/23)	680	718,638
6.50%, 09/01/18	1,000	1,067,570
Entergy Texas Inc.
7.13%, 02/01/19	455	497,101
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	420	418,618
2.50%, 03/15/21 (Call 02/15/21)	415	412,211
2.80%, 05/01/23 (Call 02/01/23)	1,050	1,039,353

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.35%, 03/15/26 (Call 12/15/25)	$1,110	$1,099,111
4.50%, 11/15/19	425	449,710
Series H
3.15%, 01/15/25 (Call 10/15/24)[a]	240	240,401
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)[a]	755	747,178
2.85%, 06/15/20 (Call 05/15/20)	1,250	1,268,513
3.40%, 04/15/26 (Call 01/15/26)[a]	880	868,507
3.95%, 06/15/25 (Call 03/15/25)	965	994,317
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,075	1,088,384
4.00%, 10/01/20 (Call 07/01/20)	200	207,864
4.25%, 06/15/22 (Call 03/15/22)[a]	1,100	1,148,884
5.20%, 10/01/19	1,400	1,500,240
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	2,500	2,515,625
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	1,250	1,307,812
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	164	165,383
3.13%, 12/01/25 (Call 06/01/25)[a]	790	803,817
3.25%, 06/01/24 (Call 12/01/23)	1,450	1,495,255
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[a,d]	3,230	3,125,768
3.06%, 10/04/26 (Call 07/04/26)[d]	1,000	942,780
Georgia Power Co.
1.95%, 12/01/18[a]	1,550	1,558,370
2.85%, 05/15/22	1,000	1,007,190
3.25%, 03/30/27	1,000	998,870
4.25%, 12/01/19	1,270	1,344,447
5.40%, 06/01/18	300	313,890
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	691	732,474
5.29%, 06/15/22 (Call 03/15/22)[b]	375	408,184

Security	Principal (000s)	Value
Hydro-Quebec
8.40%, 01/15/22	$615	$768,873
9.40%, 02/01/21	200	249,908
Iberdrola International BV
5.81%, 03/15/25[a]	35	38,979
Indiana Michigan Power Co.
7.00%, 03/15/19	170	186,390
Series J
3.20%, 03/15/23 (Call 12/15/22)	630	636,061
Integrys Holding Inc.
4.17%, 11/01/20[a]	500	528,815
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	450	453,213
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)[a]	1,000	975,690
3.65%, 06/15/24 (Call 03/15/24)	420	425,338
Jersey Central Power & Light Co.
7.35%, 02/01/19	535	583,947
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	646	644,165
3.65%, 08/15/25 (Call 05/15/25)	825	832,045
6.38%, 03/01/18	370	385,899
7.15%, 04/01/19	785	865,384
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	638	658,875
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,010,140
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	311,814
4.38%, 10/01/21 (Call 07/01/21)	400	424,252
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	525	531,079
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	202,466
3.50%, 10/15/24 (Call 07/15/24)	610	632,222
3.70%, 09/15/23 (Call 06/15/23)	247	258,604
5.30%, 03/15/18	1,170	1,215,923
Nevada Power Co.
6.50%, 08/01/18	550	586,674
7.13%, 03/15/19	675	746,638
Series O
6.50%, 05/15/18	500	529,640

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	$1,880	$1,876,165
2.30%, 04/01/19	1,115	1,124,790
2.40%, 09/15/19 (Call 08/15/19)	605	609,199
3.63%, 06/15/23 (Call 03/15/23)	555	568,320
4.50%, 06/01/21 (Call 03/01/21)	570	610,584
6.00%, 03/01/19	1,000	1,076,150
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,000	1,958,640
5.25%, 03/01/18	70	72,534
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	491,145
3.25%, 11/15/25 (Call 08/15/25)	75	75,235
NV Energy Inc.
6.25%, 11/15/20	460	518,760
Oglethorpe Power Corp.
6.10%, 03/15/19[a]	400	430,100
Ohio Power Co.
6.05%, 05/01/18	600	628,614
Series M
5.38%, 10/01/21[a]	630	703,704
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	485	516,806
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[a]	515	517,348
4.10%, 06/01/22 (Call 03/01/22)	685	731,059
6.80%, 09/01/18	300	322,065
7.00%, 09/01/22	1,289	1,568,223
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	685	676,068
3.25%, 09/15/21 (Call 06/15/21)	148	151,681
3.40%, 08/15/24 (Call 05/15/24)	1,945	1,992,477
3.50%, 10/01/20 (Call 07/01/20)	1,906	1,979,400
3.50%, 06/15/25 (Call 03/15/25)	1,000	1,026,270
3.75%, 02/15/24 (Call 11/15/23)[a]	820	858,942
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,174,679
8.25%, 10/15/18	900	990,000
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,090	1,112,890

Security	Principal (000s)	Value
3.35%, 07/01/25 (Call 04/01/25)[a]	$250	$253,758
3.85%, 06/15/21 (Call 03/15/21)	820	869,061
5.50%, 01/15/19	500	534,770
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,000	974,510
2.38%, 09/15/22 (Call 06/15/22)	1,000	986,680
3.15%, 10/15/25 (Call 07/15/25)	1,650	1,661,880
5.35%, 03/01/18	500	519,395
Pennsylvania Electric Co.
5.20%, 04/01/20	400	425,276
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	1,180	1,186,974
Portland General Electric Co.
6.10%, 04/15/19	400	433,504
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,100	1,139,622
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	450	449,829
3.10%, 05/15/26 (Call 02/15/26)	1,100	1,061,995
3.40%, 06/01/23 (Call 03/01/23)	555	560,983
3.95%, 03/15/24 (Call 12/15/23)	280	292,079
4.20%, 06/15/22 (Call 03/15/22)[a]	1,885	1,990,616
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	735	723,791
3.00%, 09/15/21 (Call 06/15/21)[a]	800	821,880
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,570	1,591,179
4.40%, 01/15/21 (Call 10/15/20)	2,100	2,228,037
4.88%, 12/01/19	450	481,325
7.05%, 03/15/19	998	1,095,914
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)[a]	1,560	1,570,218
4.15%, 09/15/21 (Call 06/15/21)[a]	750	782,970
4.30%, 11/15/23 (Call 08/15/23)	410	429,086
5.13%, 04/15/20[a]	868	933,647
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,476,525

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.90%, 05/15/25 (Call 11/15/24)[a]	$360	$356,368
5.13%, 06/01/19	140	149,552
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)[a]	575	578,013
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	132,920
5.15%, 12/01/19	640	691,706
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	950	936,909
2.00%, 08/15/19 (Call 07/15/19)	180	180,506
2.25%, 09/15/26 (Call 06/15/26)	1,000	933,360
2.38%, 05/15/23 (Call 02/15/23)	486	475,259
3.00%, 05/15/25 (Call 02/15/25)[a]	550	552,057
3.05%, 11/15/24 (Call 08/15/24)[a]	1,025	1,026,374
3.15%, 08/15/24 (Call 05/15/24)	135	136,831
3.50%, 08/15/20	345	359,435
Series I
1.80%, 06/01/19 (Call 05/01/19)	200	200,398
Public Service Enterprise Group Inc.
1.60%, 11/15/19	1,310	1,294,856
2.00%, 11/15/21 (Call 10/15/21)	1,000	969,610
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	505	501,293
5.63%, 07/15/22 (Call 04/15/22)	800	886,944
6.00%, 09/01/21	285	318,875
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)[a]	1,000	958,310
3.00%, 08/15/21	1,450	1,490,194
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	1,020	1,052,987
4.75%, 05/15/21 (Call 02/15/21)	496	524,738
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	3,610	3,468,524
South Carolina Electric & Gas Co.
5.25%, 11/01/18	470	496,061
6.50%, 11/01/18	350	376,505

Security	Principal (000s)	Value
Southern California Edison Co.
1.85%, 02/01/22	$214	$210,240
3.88%, 06/01/21 (Call 03/01/21)	167	177,027
5.50%, 08/15/18	128	135,218
Series C
3.50%, 10/01/23 (Call 07/01/23)[a]	1,145	1,193,937
Southern Co. (The)
1.85%, 07/01/19	2,680	2,669,950
2.15%, 09/01/19 (Call 08/01/19)	1,675	1,676,943
2.35%, 07/01/21 (Call 06/01/21)	2,420	2,389,411
2.75%, 06/15/20 (Call 05/15/20)	2,375	2,402,716
3.25%, 07/01/26 (Call 04/01/26)	915	889,773
Southern Power Co.
1.95%, 12/15/19	2,925	2,912,949
2.38%, 06/01/20 (Call 05/01/20)	3,785	3,782,085
2.50%, 12/15/21 (Call 11/15/21)	1,250	1,230,700
4.15%, 12/01/25 (Call 09/01/25)	775	808,651
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	410	423,259
6.45%, 01/15/19	974	1,052,076
Series F
5.88%, 03/01/18	650	675,584
Series K
2.75%, 10/01/26 (Call 07/01/26)	1,500	1,424,235
Southwestern Public Service Co. Series G
8.75%, 12/01/18	395	440,314
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,068,039
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	370	360,828
5.40%, 05/15/21	400	438,400
6.10%, 05/15/18[a]	300	315,327
TECO Finance Inc.
5.15%, 03/15/20	695	742,503
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	675	676,688
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)[a]	401	381,002
5.15%, 11/15/21 (Call 08/15/21)	475	510,777

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
UIL Holdings Corp.
4.63%, 10/01/20	$410	$425,092
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	371	383,922
6.70%, 02/01/19	740	805,867
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)[a]	350	358,099
2.95%, 11/15/26 (Call 08/15/26)[a]	545	533,713
3.10%, 05/15/25 (Call 02/15/25)	425	424,295
3.45%, 02/15/24 (Call 11/15/23)	587	602,802
5.00%, 06/30/19	500	534,565
5.40%, 04/30/18	1,016	1,059,292
Series A
3.15%, 01/15/26 (Call 10/15/25)	410	410,336
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	305	305,781
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	948,850
3.10%, 04/01/27	1,000	996,400
3.25%, 12/01/25 (Call 09/01/25)	505	506,570
5.10%, 07/15/20	340	369,444
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	685	686,411
2.95%, 09/15/21 (Call 06/15/21)	685	701,584
3.10%, 06/01/25 (Call 03/01/25)	1,110	1,105,138
4.25%, 12/15/19	250	266,405
Wisconsin Power & Light Co.
5.00%, 07/15/19	350	372,239
Wisconsin Public Service Corp.
1.65%, 12/04/18	475	474,910
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	3,200	3,195,488
2.60%, 03/15/22 (Call 02/15/22)	1,000	998,060
3.35%, 12/01/26 (Call 06/01/26)	1,050	1,054,473
4.70%, 05/15/20 (Call 11/15/19)	450	477,572

		269,910,280
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	192	194,907
2.63%, 02/15/23 (Call 11/15/22)	1,262	1,261,950

Security	Principal (000s)	Value
3.15%, 06/01/25 (Call 03/01/25)	$400	$406,896
4.25%, 11/15/20	125	133,775
4.88%, 10/15/19	1,450	1,562,651
5.25%, 10/15/18	399	422,409
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,000	996,000
Legrand France SA
8.50%, 02/15/25	550	711,177

		5,689,765
ELECTRONICS — 0.56%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	1,470	1,416,404
3.88%, 07/15/23 (Call 04/15/23)	566	588,142
5.00%, 07/15/20[a]	565	610,912
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	925	935,961
3.13%, 09/15/21 (Call 08/15/21)	1,645	1,675,926
4.00%, 02/01/22 (Call 11/01/21)	465	488,934
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,000	1,003,240
4.00%, 04/01/25 (Call 01/01/25)	645	647,928
4.50%, 03/01/23 (Call 12/01/22)	525	541,868
6.00%, 04/01/20	125	135,590
Avnet Inc.
4.88%, 12/01/22	745	784,589
5.88%, 06/15/20[a]	675	734,940
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	500	503,195
3.70%, 11/15/23 (Call 08/15/23)[a]	446	459,839
4.25%, 08/15/20[a]	600	635,772
6.63%, 05/15/19	740	813,526
Flex Ltd.
4.63%, 02/15/20	150	157,796
4.75%, 06/15/25 (Call 03/15/25)[a]	900	950,067
5.00%, 02/15/23[a]	1,050	1,121,180
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	875	879,813
Fortive Corp.
1.80%, 06/15/19[d]	790	784,557
2.35%, 06/15/21 (Call 05/15/21)[d]	630	624,116

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.15%, 06/15/26 (Call 03/15/26)[d]	$2,755	$2,738,360
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	5,075	4,982,331
2.50%, 11/01/26 (Call 08/01/26)[a]	3,000	2,861,700
4.25%, 03/01/21[a]	1,015	1,097,144
Jabil Circuit Inc.
4.70%, 09/15/22	650	676,813
5.63%, 12/15/20[a]	1,200	1,294,500
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	465	470,171
4.55%, 10/30/24 (Call 07/30/24)	1,110	1,113,352
Koninklijke Philips NV
3.75%, 03/15/22	821	856,319
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,290	1,399,134
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)	630	636,168
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)[a]	900	937,323
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	250	251,312
3.45%, 08/01/24 (Call 05/01/24)	810	817,403
3.70%, 02/15/26 (Call 11/15/25)	630	646,701
4.88%, 01/15/21	510	550,203
6.55%, 10/01/17	465	478,435

		38,301,664
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
2.88%, 05/08/22	996	1,008,141
Fluor Corp.
3.38%, 09/15/21[a]	825	849,239
3.50%, 12/15/24 (Call 09/15/24)	1,125	1,150,796

		3,008,176
ENVIRONMENTAL CONTROL — 0.20%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)[a]	1,000	967,510
3.20%, 03/15/25 (Call 12/15/24)	1,125	1,125,000
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,194,224

Security	Principal (000s)	Value
3.80%, 05/15/18	$950	$972,828
4.75%, 05/15/23 (Call 02/15/23)[a]	700	771,953
5.00%, 03/01/20	529	571,986
5.25%, 11/15/21	795	887,904
5.50%, 09/15/19	770	835,435
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[a]	1,450	1,477,304
3.13%, 03/01/25 (Call 12/01/24)	1,300	1,309,035
3.50%, 05/15/24 (Call 02/15/24)	500	517,370
4.60%, 03/01/21 (Call 12/01/20)	850	916,427
6.10%, 03/15/18	2,052	2,146,905

		13,693,881
FOOD — 1.16%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,510	1,526,957
4.25%, 04/15/21	575	612,973
4.50%, 02/15/19	585	613,472
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	977	982,071
3.25%, 09/15/22	1,261	1,270,130
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	1,025	1,087,115
General Mills Inc.
2.20%, 10/21/19	150	151,281
3.15%, 12/15/21 (Call 09/15/21)	1,146	1,177,721
3.20%, 02/10/27 (Call 11/10/26)[a]	1,000	988,340
3.65%, 02/15/24 (Call 11/15/23)[a]	425	442,599
5.65%, 02/15/19	1,393	1,494,800
Hershey Co. (The)
1.60%, 08/21/18	40	40,140
2.30%, 08/15/26 (Call 05/15/26)[a]	1,605	1,514,029
3.20%, 08/21/25 (Call 05/21/25)	600	609,564
4.13%, 12/01/20	510	546,414
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	836,799
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	133,654

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	$1,755	$1,728,482
4.63%, 11/01/20	375	401,344
JM Smucker Co. (The)
1.75%, 03/15/18	625	626,569
2.50%, 03/15/20	465	470,747
3.50%, 10/15/21	650	675,610
3.50%, 03/15/25[a]	2,325	2,364,781
Kellogg Co.
2.65%, 12/01/23	2,075	2,032,940
3.25%, 05/21/18	775	789,740
3.25%, 04/01/26[a]	2,025	1,990,656
4.00%, 12/15/20	713	753,299
4.15%, 11/15/19	900	946,980
Kraft Heinz Foods Co.
2.00%, 07/02/18	5,000	5,013,950
2.80%, 07/02/20 (Call 06/02/20)	1,290	1,304,396
3.00%, 06/01/26 (Call 03/01/26)[a]	4,560	4,297,663
3.50%, 06/06/22	1,574	1,609,541
3.50%, 07/15/22 (Call 05/15/22)[a]	1,000	1,022,550
3.95%, 07/15/25 (Call 04/15/25)	2,625	2,671,961
6.13%, 08/23/18	1,925	2,043,253
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,007,800
2.60%, 02/01/21 (Call 01/01/21)[a]	980	980,098
2.65%, 10/15/26 (Call 07/15/26)[a]	1,630	1,515,395
2.95%, 11/01/21 (Call 10/01/21)	1,200	1,210,668
3.30%, 01/15/21 (Call 12/15/20)[a]	890	914,493
3.40%, 04/15/22 (Call 01/15/22)	1,350	1,383,318
3.85%, 08/01/23 (Call 05/01/23)[a]	1,650	1,716,512
4.00%, 02/01/24 (Call 11/01/23)	535	559,326
6.15%, 01/15/20	2,605	2,882,224
6.80%, 12/15/18	790	858,011
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	1,000	999,000
3.90%, 07/15/21 (Call 04/15/21)	395	416,362

Security	Principal (000s)	Value
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	$260	$259,802
2.60%, 10/01/20 (Call 09/01/20)	1,135	1,146,725
2.60%, 06/12/22	950	941,650
3.30%, 07/15/26 (Call 04/15/26)[a]	1,760	1,730,784
3.75%, 10/01/25 (Call 07/01/25)	535	546,160
5.25%, 02/12/18	1,431	1,482,573
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	692	700,650
3.95%, 08/15/24 (Call 05/15/24)	2,225	2,272,281
4.50%, 06/15/22 (Call 03/15/22)	2,150	2,297,812
Unilever Capital Corp.
1.38%, 07/28/21	1,080	1,037,653
2.00%, 07/28/26	1,500	1,368,855
2.10%, 07/30/20[a]	150	150,408
2.20%, 03/06/19[a]	1,500	1,514,955
3.10%, 07/30/25	560	559,787
4.25%, 02/10/21	1,919	2,063,731
4.80%, 02/15/19	1,686	1,788,357
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	1,025	1,095,694

		80,173,605
FOREST PRODUCTS & PAPER — 0.17%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	620	649,934
7.25%, 07/29/19	1,925	2,135,710
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	70	73,179
Fibria Overseas Finance Ltd.
5.25%, 05/12/24[a]	1,000	1,025,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,250	1,609,262
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	775	791,407
3.80%, 01/15/26 (Call 10/15/25)	2,500	2,545,600
4.75%, 02/15/22 (Call 11/15/21)	70	76,056
7.50%, 08/15/21[a]	416	497,706
7.95%, 06/15/18[a]	1,855	1,994,774

		11,398,628

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
GAS — 0.40%
Atmos Energy Corp.
8.50%, 03/15/19	$168	$189,529
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	212	224,184
6.00%, 05/15/18	580	603,183
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	1,500	1,517,130
2.80%, 11/15/20 (Call 10/15/20)	1,070	1,084,894
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,220	1,209,142
4.90%, 12/01/21 (Call 09/01/21)	1,130	1,199,156
8.75%, 05/01/19[a]	750	836,925
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	525	539,632
5.45%, 09/15/20	373	408,920
6.13%, 03/01/22[a]	738	845,873
6.40%, 03/15/18	505	528,417
6.80%, 01/15/19	870	944,220
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	301,155
3.61%, 02/01/24 (Call 11/01/23)	425	433,912
Sempra Energy
1.63%, 10/07/19[a]	1,905	1,884,388
2.40%, 03/15/20 (Call 02/15/20)	1,075	1,078,354
2.88%, 10/01/22 (Call 07/01/22)	1,500	1,495,035
3.55%, 06/15/24 (Call 03/15/24)	500	508,785
6.15%, 06/15/18	534	564,027
9.80%, 02/15/19	1,155	1,326,829
Southern California Gas Co.
1.55%, 06/15/18	500	499,475
2.60%, 06/15/26 (Call 03/15/26)[a]	2,250	2,180,588
3.15%, 09/15/24 (Call 06/15/24)	1,255	1,282,259
3.20%, 06/15/25 (Call 03/15/25)	475	483,103
Series HH
5.45%, 04/15/18	200	208,004
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	3,975	3,817,351
3.25%, 06/15/26 (Call 03/15/26)	250	244,585
3.50%, 09/15/21 (Call 06/15/21)	300	307,686
5.25%, 08/15/19	550	588,065

Security	Principal (000s)	Value
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	$100	$102,854

		27,437,660
HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[a]	233	233,729
3.88%, 02/15/22 (Call 11/15/21)	692	691,703
Snap-On Inc.
6.13%, 09/01/21	125	144,164
Stanley Black & Decker Inc.
1.62%, 11/17/18	420	418,824
2.45%, 11/17/18	525	530,906
2.90%, 11/01/22	1,010	1,022,615
3.40%, 12/01/21 (Call 09/01/21)	453	468,950

		3,510,891
HEALTH CARE – PRODUCTS — 1.60%
Abbott Laboratories
2.00%, 03/15/20	330	326,753
2.35%, 11/22/19	5,500	5,528,105
2.55%, 03/15/22	2,060	2,025,660
2.90%, 11/30/21 (Call 10/30/21)[a]	4,450	4,470,514
2.95%, 03/15/25 (Call 12/15/24)	1,590	1,518,704
3.40%, 11/30/23 (Call 09/30/23)	1,250	1,256,837
3.75%, 11/30/26 (Call 08/30/26)	4,975	4,982,164
4.13%, 05/27/20[a]	870	915,579
5.13%, 04/01/19	1,803	1,911,396
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	750	723,915
2.60%, 08/15/26 (Call 05/15/26)	1,000	935,730
Becton Dickinson and Co.
2.68%, 12/15/19	2,359	2,394,904
3.13%, 11/08/21	1,687	1,726,172
3.25%, 11/12/20	900	926,370
3.73%, 12/15/24 (Call 09/15/24)	2,220	2,292,639
6.38%, 08/01/19	2,655	2,918,986
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,011,120
2.85%, 05/15/20	1,555	1,576,583
3.85%, 05/15/25[a]	2,000	2,038,080
4.13%, 10/01/23 (Call 07/01/23)	525	549,859
6.00%, 01/15/20	607	667,099

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	$1,930	$1,978,289
4.20%, 06/15/20	2,225	2,364,819
6.00%, 10/15/17[a]	1,457	1,499,125
CR Bard Inc.
4.40%, 01/15/21 (Call 10/15/20)	560	600,729
Danaher Corp.
1.65%, 09/15/18	480	480,346
2.40%, 09/15/20 (Call 08/15/20)	535	540,676
3.35%, 09/15/25 (Call 06/15/25)	20	20,643
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)[a]	1,095	1,137,114
Edwards Lifesciences Corp.
2.88%, 10/15/18	530	537,335
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,546	1,654,638
6.00%, 03/01/20	734	805,022
Medtronic Inc.
1.38%, 04/01/18	2,343	2,342,086
1.50%, 03/15/18	1,745	1,747,845
2.50%, 03/15/20	3,815	3,871,882
2.75%, 04/01/23 (Call 01/01/23)[a]	2,850	2,839,398
3.13%, 03/15/22 (Call 12/15/21)[a]	950	974,159
3.15%, 03/15/22	1,080	1,112,119
3.50%, 03/15/25	4,100	4,208,937
3.63%, 03/15/24 (Call 12/15/23)	3,612	3,775,226
4.13%, 03/15/21 (Call 12/15/20)	1,650	1,758,306
4.45%, 03/15/20	794	847,905
5.60%, 03/15/19[a]	750	806,467
St. Jude Medical LLC
2.00%, 09/15/18	3,788	3,794,705
2.80%, 09/15/20 (Call 08/15/20)	890	895,420
3.25%, 04/15/23 (Call 01/15/23)	450	446,458
Stryker Corp.
1.30%, 04/01/18	1,875	1,871,175
2.00%, 03/08/19	2,525	2,535,428
2.63%, 03/15/21 (Call 02/15/21)	155	156,037
3.38%, 05/15/24 (Call 02/15/24)	1,075	1,092,490
3.38%, 11/01/25 (Call 08/01/25)	774	780,107
3.50%, 03/15/26 (Call 12/15/25)	1,070	1,084,787
4.38%, 01/15/20	560	594,675

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	$866	$874,123
2.95%, 09/19/26 (Call 06/19/26)	2,520	2,416,151
3.00%, 04/15/23 (Call 02/15/23)	1,705	1,689,263
3.15%, 01/15/23 (Call 10/15/22)[a]	1,250	1,254,513
3.30%, 02/15/22	1,035	1,055,545
3.60%, 08/15/21 (Call 05/15/21)	679	703,987
3.65%, 12/15/25 (Call 09/15/25)[a]	1,835	1,862,580
4.15%, 02/01/24 (Call 11/01/23)	505	532,033
4.50%, 03/01/21	1,403	1,498,137
4.70%, 05/01/20[a]	900	963,612
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	975	981,220
3.15%, 04/01/22 (Call 02/01/22)	1,570	1,572,857
3.38%, 11/30/21 (Call 08/30/21)[a]	1,485	1,504,365
3.55%, 04/01/25 (Call 01/01/25)	2,575	2,551,619
4.63%, 11/30/19	1,200	1,272,216

		110,583,738
HEALTH CARE – SERVICES — 1.08%
Aetna Inc.
1.90%, 06/07/19[a]	740	747,348
2.20%, 03/15/19 (Call 02/15/19)	285	287,078
2.40%, 06/15/21 (Call 03/16/17)	3,250	3,282,468
2.75%, 11/15/22 (Call 08/15/22)	485	484,486
2.80%, 06/15/23 (Call 04/15/23)[a]	2,306	2,291,472
3.20%, 06/15/26 (Call 03/16/17)	5,775	5,833,905
3.50%, 11/15/24 (Call 08/15/24)	3,095	3,175,934
3.95%, 09/01/20	992	1,060,577
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,060,630
Anthem Inc.
2.25%, 08/15/19	3,100	3,113,144
2.30%, 07/15/18	1,545	1,555,305
3.13%, 05/15/22	1,396	1,403,678
3.30%, 01/15/23[a]	750	756,128
3.50%, 08/15/24 (Call 05/15/24)	1,010	1,014,969
3.70%, 08/15/21 (Call 05/15/21)[a]	1,925	1,993,049
4.35%, 08/15/20	1,200	1,270,452
7.00%, 02/15/19	750	819,435

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Catholic Health Initiatives
2.95%, 11/01/22	$827	$804,555
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	1,153	1,143,718
4.00%, 02/15/22 (Call 11/15/21)	649	683,520
4.38%, 12/15/20 (Call 09/15/20)	565	601,522
4.50%, 03/15/21 (Call 12/15/20)	621	662,973
5.13%, 06/15/20	288	312,169
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)[a]	1,352	1,498,124
Dignity Health
3.13%, 11/01/22	1,050	1,040,025
Howard Hughes Medical Institute
3.50%, 09/01/23	227	238,171
Humana Inc.
2.63%, 10/01/19	70	70,683
3.15%, 12/01/22 (Call 09/01/22)	908	914,492
3.85%, 10/01/24 (Call 07/01/24)	1,010	1,032,452
6.30%, 08/01/18	240	254,520
7.20%, 06/15/18	250	266,793
Kaiser Foundation Hospitals
3.50%, 04/01/22	320	330,694
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	150,525
3.20%, 02/01/22[a]	325	326,570
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,755,199
3.75%, 08/23/22 (Call 05/23/22)[a]	1,140	1,172,889
4.63%, 11/15/20 (Call 08/15/20)[a]	950	1,009,746
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	480	482,194
3.45%, 06/01/26 (Call 03/01/26)[a]	1,000	991,300
3.50%, 03/30/25 (Call 12/30/24)	1,910	1,908,357
4.25%, 04/01/24 (Call 01/01/24)	125	131,348
4.70%, 04/01/21	475	512,653
4.75%, 01/30/20[a]	150	161,069
UnitedHealth Group Inc.
1.63%, 03/15/19[a]	1,135	1,131,663
1.70%, 02/15/19[a]	1,380	1,380,566

Security	Principal (000s)	Value
1.90%, 07/16/18	$2,760	$2,772,172
2.30%, 12/15/19	1,010	1,020,150
2.70%, 07/15/20	1,210	1,233,244
2.75%, 02/15/23 (Call 11/15/22)	1,250	1,249,075
2.88%, 12/15/21	1,090	1,109,849
2.88%, 03/15/22 (Call 12/15/21)[a]	3,050	3,106,029
3.10%, 03/15/26[a]	2,800	2,785,496
3.35%, 07/15/22	2,085	2,168,483
3.38%, 11/15/21 (Call 08/15/21)	2,150	2,232,775
3.45%, 01/15/27	750	767,730
3.75%, 07/15/25	2,695	2,818,754
3.88%, 10/15/20 (Call 07/15/20)	100	105,619
4.70%, 02/15/21 (Call 11/15/20)[a]	900	978,570

		74,466,494
HOLDING COMPANIES – DIVERSIFIED — 0.10%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	905	895,832
3.88%, 01/15/20 (Call 12/15/19)	2,515	2,563,841
4.88%, 11/30/18	850	887,689
FS Investment Corp.
4.00%, 07/15/19[a]	750	757,710
PennantPark Investment Corp.
4.50%, 10/01/19[a]	750	758,483
Prospect Capital Corp.
5.00%, 07/15/19[a]	700	719,250
5.88%, 03/15/23	436	447,990

		7,030,795
HOME BUILDERS — 0.05%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[a]	640	657,139
5.75%, 08/15/23 (Call 05/15/23)[a]	1,300	1,456,715
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)[a]	1,400	1,448,146

		3,562,000
HOME FURNISHINGS — 0.07%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	525	541,569

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	$1,000	$1,012,780
Whirlpool Corp.
3.70%, 03/01/23	2,570	2,641,215
3.70%, 05/01/25	70	71,356
4.85%, 06/15/21	800	866,256

		5,133,176
HOUSEHOLD PRODUCTS & WARES — 0.17%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	847,756
5.38%, 04/15/20	220	235,996
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	993,160
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	500	510,700
3.50%, 12/15/24 (Call 09/15/24)	1,220	1,252,281
3.80%, 11/15/21	685	722,428
Kimberly-Clark Corp.
1.40%, 02/15/19	580	578,225
2.15%, 08/15/20[a]	35	35,082
2.40%, 03/01/22	720	717,286
2.65%, 03/01/25	1,810	1,765,637
2.75%, 02/15/26[a]	850	834,505
3.05%, 08/15/25[a]	730	733,533
3.63%, 08/01/20	390	409,028
3.88%, 03/01/21	1,000	1,060,360
6.25%, 07/15/18	640	680,986
7.50%, 11/01/18	544	596,131

		11,973,094
HOUSEWARES — 0.17%
Newell Brands Inc.
2.15%, 10/15/18	490	492,773
2.88%, 12/01/19 (Call 11/01/19)	787	800,119
3.15%, 04/01/21 (Call 03/01/21)[a]	180	183,582
3.85%, 04/01/23 (Call 02/01/23)	2,435	2,536,759
3.90%, 11/01/25 (Call 08/01/25)	650	663,936
4.00%, 06/15/22 (Call 03/15/22)	496	515,027
4.00%, 12/01/24 (Call 09/01/24)	725	748,519
4.20%, 04/01/26 (Call 01/01/26)[a]	4,075	4,287,593
6.25%, 04/15/18	600	629,430

Security	Principal (000s)	Value
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	$580	$621,006

		11,478,744
INSURANCE — 2.30%
AEGON Funding Co. LLC
5.75%, 12/15/20[a]	680	750,795
Aflac Inc.
2.40%, 03/16/20	869	879,906
2.88%, 10/15/26 (Call 07/15/26)	1,500	1,451,940
3.25%, 03/17/25	70	70,055
3.63%, 06/15/23	1,360	1,415,896
3.63%, 11/15/24	1,335	1,379,509
4.00%, 02/15/22	450	478,121
Alleghany Corp.
4.95%, 06/27/22	635	697,757
5.63%, 09/15/20	650	714,792
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,003,130
5.50%, 11/15/20[a]	325	351,998
Allstate Corp. (The)
3.15%, 06/15/23	192	196,391
3.28%, 12/15/26 (Call 09/15/26)[a]	1,980	1,989,860
7.45%, 05/16/19	1,123	1,249,090
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[a]	835	898,326
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	840	819,874
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	4,216	4,235,183
3.30%, 03/01/21 (Call 02/01/21)	1,025	1,051,363
3.38%, 08/15/20[a]	890	917,893
3.75%, 07/10/25 (Call 04/10/25)	1,000	1,004,610
3.90%, 04/01/26 (Call 01/01/26)	2,880	2,916,000
4.13%, 02/15/24	2,960	3,075,884
4.88%, 06/01/22	2,556	2,776,199
5.85%, 01/16/18	570	590,804
6.40%, 12/15/20	1,595	1,814,281
Aon Corp.
5.00%, 09/30/20	1,020	1,100,550

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	$2,195	$2,200,663
3.50%, 06/14/24 (Call 03/14/24)	2,130	2,143,099
3.88%, 12/15/25 (Call 09/15/25)	1,000	1,026,230
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	520,775
6.00%, 12/15/20[a]	350	384,401
Assurant Inc.
2.50%, 03/15/18	332	334,942
4.00%, 03/15/23	685	690,494
AXIS Specialty Finance LLC
5.88%, 06/01/20	1,500	1,653,360
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,223
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	910	909,399
1.70%, 03/15/19[a]	4,425	4,443,187
2.90%, 10/15/20	126	129,828
3.00%, 05/15/22	715	733,361
4.25%, 01/15/21[a]	3,318	3,578,496
5.40%, 05/15/18	1,528	1,598,181
Berkshire Hathaway Inc.
1.15%, 08/15/18	1,000	995,060
2.10%, 08/14/19[a]	2,400	2,424,576
2.20%, 03/15/21 (Call 02/15/21)[a]	5,635	5,659,006
3.00%, 02/11/23	1,201	1,224,864
3.13%, 03/15/26 (Call 12/15/25)	3,325	3,337,236
3.40%, 01/31/22	2,750	2,876,472
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	500	500,925
Chubb Corp. (The)
5.75%, 05/15/18	631	662,058
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	425	426,929
2.70%, 03/13/23	180	179,032
2.88%, 11/03/22 (Call 09/03/22)	670	677,223
3.15%, 03/15/25	1,000	1,007,180
3.35%, 05/15/24	2,000	2,049,160
3.35%, 05/03/26 (Call 02/03/26)[a]	1,260	1,281,760
5.80%, 03/15/18[a]	220	229,108
5.90%, 06/15/19	985	1,071,956

Security	Principal (000s)	Value
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	$440	$452,294
4.50%, 03/01/26 (Call 12/01/25)	1,130	1,193,596
5.75%, 08/15/21	740	825,744
5.88%, 08/15/20	1,164	1,295,311
7.35%, 11/15/19	105	118,895
Fidelity National Financial Inc.
5.50%, 09/01/22	1,055	1,110,535
First American Financial Corp.
4.60%, 11/15/24	1,000	1,007,940
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,070	1,187,336
5.50%, 03/30/20[a]	227	247,348
6.00%, 01/15/19	1,600	1,717,360
6.30%, 03/15/18	837	874,975
Lincoln National Corp.
3.35%, 03/09/25[a]	640	635,846
3.63%, 12/12/26 (Call 09/15/26)[a]	1,470	1,471,014
4.20%, 03/15/22	563	595,373
4.85%, 06/24/21[a]	650	703,170
6.25%, 02/15/20	550	607,871
8.75%, 07/01/19	830	952,309
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)[a]	1,019	996,898
3.75%, 04/01/26 (Call 01/01/26)[a]	520	533,421
Manulife Financial Corp.
4.15%, 03/04/26	1,575	1,663,783
4.90%, 09/17/20[a]	1,000	1,074,780
Markel Corp.
3.63%, 03/30/23[a]	25	25,487
5.35%, 06/01/21[a]	1,800	1,963,836
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	529,121
2.35%, 03/06/20 (Call 02/06/20)	637	638,822
2.55%, 10/15/18 (Call 09/15/18)	455	460,637
2.75%, 01/30/22 (Call 12/30/21)	2,545	2,558,794
3.30%, 03/14/23 (Call 01/14/23)	175	178,456
3.50%, 06/03/24 (Call 03/03/24)	1,470	1,499,944

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 03/10/25 (Call 12/10/24)	$2,068	$2,088,535
4.05%, 10/15/23 (Call 07/15/23)	200	211,068
4.80%, 07/15/21 (Call 04/15/21)	645	700,780
MetLife Inc.
3.00%, 03/01/25	2,823	2,789,632
3.05%, 12/15/22	630	637,314
3.60%, 04/10/24	2,205	2,280,852
4.75%, 02/08/21	2,551	2,767,605
7.72%, 02/15/19[a]	437	485,083
Series A
6.82%, 08/15/18	285	305,460
Series D
4.37%, 09/15/23	550	592,806
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,000	980,020
4.88%, 10/01/24 (Call 09/01/24)	711	750,894
PartnerRe Finance B LLC
5.50%, 06/01/20[a]	1,100	1,205,600
Primerica Inc.
4.75%, 07/15/22	410	437,691
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	1,380	1,342,202
3.30%, 09/15/22	1,430	1,457,914
3.40%, 05/15/25 (Call 02/15/25)	370	369,352
Progressive Corp. (The)
2.45%, 01/15/27[a]	855	803,734
3.75%, 08/23/21	605	637,519
Protective Life Corp.
7.38%, 10/15/19	700	788,396
Prudential Financial Inc.
2.35%, 08/15/19	110	110,948
3.50%, 05/15/24[a]	3,850	3,952,949
4.50%, 11/16/21	2,415	2,611,074
5.38%, 06/21/20	350	383,492
7.38%, 06/15/19	2,393	2,681,309
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	1,020	1,066,186
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[a]	275	282,986
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	1,070	1,149,373
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	1,600	1,742,464

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)	$1,000	$1,082,110
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	845	922,588
6.45%, 11/15/19	395	437,640
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	125	136,232
StanCorp Financial Group Inc.
5.00%, 08/15/22[a]	500	526,075
Symetra Financial Corp.
4.25%, 07/15/24	600	594,588
Torchmark Corp.
3.80%, 09/15/22	410	420,963
9.25%, 06/15/19	325	375,271
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,900	2,010,029
5.80%, 05/15/18	987	1,035,087
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,671,104
Unum Group
3.88%, 11/05/25[a]	575	569,549
4.00%, 03/15/24[a]	805	815,771
5.63%, 09/15/20[a]	321	352,548
Voya Financial Inc.
3.65%, 06/15/26	1,200	1,185,732
Willis Towers Watson PLC
5.75%, 03/15/21	400	439,736
WR Berkley Corp.
4.63%, 03/15/22	640	687,238
5.38%, 09/15/20	300	321,762
7.38%, 09/15/19	750	832,005
XLIT Ltd.
2.30%, 12/15/18	1,150	1,156,244
4.45%, 03/31/25[a]	550	556,919
5.75%, 10/01/21[a]	1,000	1,112,390
6.38%, 11/15/24[a]	20	23,385

		158,803,491
INTERNET — 0.72%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	3,765	3,789,736
3.13%, 11/28/21 (Call 09/28/21)	2,790	2,830,427
3.60%, 11/28/24 (Call 08/28/24)[a]	3,280	3,323,000

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	$2,050	$1,907,054
3.38%, 02/25/24	1,005	1,056,386
3.63%, 05/19/21[a]	2,970	3,157,941
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	1,160	1,155,000
2.60%, 12/05/19 (Call 11/05/19)	3,795	3,875,947
3.30%, 12/05/21 (Call 10/05/21)	1,400	1,459,248
3.80%, 12/05/24 (Call 09/05/24)[a]	5,365	5,685,291
Baidu Inc.
2.75%, 06/09/19[a]	2,350	2,374,064
3.50%, 11/28/22	2,000	2,037,260
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	3,700	3,718,389
2.60%, 07/15/22 (Call 04/15/22)	1,987	1,946,863
2.88%, 08/01/21 (Call 06/01/21)	1,150	1,162,754
3.25%, 10/15/20 (Call 07/15/20)[a]	1,450	1,497,894
3.45%, 08/01/24 (Call 05/01/24)	1,150	1,145,434
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	320	334,048
5.00%, 02/15/26 (Call 11/15/25)	1,000	1,054,280
5.95%, 08/15/20	2,050	2,256,415
7.46%, 08/15/18	720	772,265
JD.com Inc.
3.13%, 04/29/21	1,000	992,740
3.88%, 04/29/26	1,000	970,230
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	405	407,373
3.65%, 03/15/25 (Call 12/15/24)	605	609,356
Symantec Corp.
4.20%, 09/15/20	275	284,281

		49,803,676
IRON & STEEL — 0.18%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	700	742,973
4.13%, 09/15/22 (Call 06/15/22)[a]	500	535,305
5.85%, 06/01/18	325	341,455
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)[a]	950	989,435

Security	Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22	$1,210	$1,252,350
4.63%, 09/15/20	1,000	1,056,250
5.63%, 09/15/19	2,250	2,410,312
5.88%, 06/10/21	2,300	2,495,500
6.25%, 08/10/26	2,200	2,428,250

		12,251,830
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20[a]	1,075	1,134,415
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	525	531,615

		1,666,030
LODGING — 0.20%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	1,190	1,193,046
5.38%, 08/15/21 (Call 05/15/21)	363	398,701
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,000	974,790
2.88%, 03/01/21 (Call 02/01/21)	1,145	1,156,473
3.00%, 03/01/19 (Call 12/01/18)	825	840,898
3.13%, 02/15/23 (Call 11/15/22)	725	715,626
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,009,800
3.38%, 10/15/20 (Call 07/15/20)	435	448,428
3.75%, 03/15/25 (Call 12/15/24)	880	891,607
6.75%, 05/15/18	1,060	1,122,137
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	711,130
Series R
3.13%, 06/15/26 (Call 03/15/26)	1,000	961,320
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	650	653,751
3.90%, 03/01/23 (Call 12/01/22)	250	253,357
4.25%, 03/01/22 (Call 12/01/21)[a]	325	338,608
5.10%, 10/01/25 (Call 07/01/25)[a]	1,210	1,288,106
5.63%, 03/01/21	825	904,893

		13,862,671

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MACHINERY — 1.02%
Caterpillar Financial Services Corp.
1.35%, 05/18/19[a]	$2,250	$2,230,042
1.70%, 06/16/18	200	200,424
1.70%, 08/09/21[a]	3,890	3,785,242
1.80%, 11/13/18[a]	1,050	1,053,077
1.93%, 10/01/21[d]	624	605,361
2.00%, 03/05/20[a]	2,190	2,185,795
2.10%, 06/09/19	4,100	4,125,461
2.10%, 01/10/20	1,300	1,305,499
2.25%, 12/01/19	1,168	1,177,099
2.50%, 11/13/20[a]	1,070	1,076,634
2.63%, 03/01/23	1,360	1,349,093
2.85%, 06/01/22[a]	115	116,043
3.25%, 12/01/24[a]	320	326,813
7.15%, 02/15/19	2,060	2,271,747
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[a]	1,500	1,499,445
3.40%, 05/15/24 (Call 02/15/24)[a]	2,270	2,351,062
3.90%, 05/27/21[a]	2,593	2,768,313
7.90%, 12/15/18	299	331,361
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	523	547,257
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,092	1,095,953
4.38%, 10/16/19	578	613,992
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	1,000	1,013,710
4.00%, 11/15/23 (Call 08/15/23)[a]	15	15,535
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	255,833
John Deere Capital Corp.
1.25%, 10/09/19	1,000	987,390
1.30%, 03/12/18[a]	1,600	1,599,024
1.60%, 07/13/18	1,970	1,972,462
1.95%, 12/13/18	1,160	1,167,030
1.95%, 01/08/19	4,039	4,065,859
2.05%, 03/10/20[a]	1,740	1,737,703
2.25%, 04/17/19[a]	1,252	1,266,072

Security	Principal (000s)	Value
2.30%, 09/16/19	$615	$622,398
2.55%, 01/08/21	180	181,514
2.65%, 01/06/22	955	964,531
2.65%, 06/10/26	2,000	1,939,700
2.75%, 03/15/22	1,089	1,100,086
2.80%, 03/04/21	1,250	1,271,363
2.80%, 03/06/23	2,835	2,843,392
3.15%, 10/15/21	1,055	1,086,323
3.35%, 06/12/24[a]	1,005	1,035,150
3.90%, 07/12/21[a]	1,150	1,220,345
5.75%, 09/10/18	800	849,760
Series 0014
2.45%, 09/11/20[a]	11	11,090
Series D
5.35%, 04/03/18	1,100	1,146,475
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	637,670
2.88%, 03/01/25 (Call 12/01/24)	305	300,373
Roper Technologies Inc.
2.05%, 10/01/18	1,025	1,028,669
2.80%, 12/15/21 (Call 11/15/21)	1,000	1,001,200
3.00%, 12/15/20 (Call 11/15/20)	625	636,912
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,509,600
3.80%, 12/15/26 (Call 09/15/26)	1,505	1,520,682
6.25%, 09/01/19	475	521,745
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)[d]	1,950	1,900,724
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	1,105	1,092,911
4.88%, 10/01/21	800	869,640

		70,388,584
MANUFACTURING — 0.98%
3M Co.
1.38%, 08/07/18	875	876,155
1.63%, 06/15/19	550	553,036
2.00%, 06/26/22	3,775	3,729,436
2.25%, 09/19/26 (Call 06/19/26)	3,440	3,242,406
3.00%, 08/07/25[a]	1,019	1,034,387
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	950	957,647
Crane Co.
2.75%, 12/15/18	490	497,497
4.45%, 12/15/23 (Call 09/15/23)	500	519,225

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	$1,000	$1,010,760
4.30%, 03/01/21 (Call 12/01/20)	650	690,593
5.45%, 03/15/18	120	124,787
Eaton Corp.
2.75%, 11/02/22	330	330,960
5.60%, 05/15/18	788	823,893
6.95%, 03/20/19[a]	475	521,859
General Electric Co.
1.63%, 04/02/18[a]	653	654,796
2.20%, 01/09/20 (Call 12/09/19)[a]	3,589	3,638,026
2.70%, 10/09/22	5,227	5,293,487
3.10%, 01/09/23	916	946,768
3.15%, 09/07/22	1,060	1,098,160
3.38%, 03/11/24[a]	1,120	1,164,666
3.45%, 05/15/24 (Call 02/13/24)	1,784	1,856,841
4.38%, 09/16/20	264	284,436
4.63%, 01/07/21[a]	653	713,572
4.65%, 10/17/21	4,880	5,379,322
5.30%, 02/11/21	3,697	4,105,408
5.50%, 01/08/20[a]	2,327	2,561,003
5.63%, 05/01/18	1,758	1,845,091
6.00%, 08/07/19	3,740	4,125,519
Series A
5.55%, 05/04/20[a]	682	757,688
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	1,500	1,515,090
Illinois Tool Works Inc.
1.95%, 03/01/19	770	777,238
2.65%, 11/15/26 (Call 08/15/26)	1,030	996,834
3.38%, 09/15/21 (Call 06/15/21)	640	668,230
3.50%, 03/01/24 (Call 12/01/23)	469	489,200
6.25%, 04/01/19	576	630,789
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19[a]	500	509,060
4.25%, 06/15/23	1,450	1,549,368
6.88%, 08/15/18	992	1,064,962
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,506
3.55%, 11/01/24 (Call 08/01/24)	615	625,836

Security	Principal (000s)	Value
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[d]	$185	$186,685
3.30%, 11/21/24 (Call 08/21/24)	984	1,007,144
3.50%, 09/15/22	465	484,177
Pentair Finance SA
2.65%, 12/01/19	1,068	1,071,023
2.90%, 09/15/18	500	505,985
3.15%, 09/15/22 (Call 06/15/22)	400	398,772
3.63%, 09/15/20 (Call 08/15/20)	650	668,096
4.65%, 09/15/25 (Call 06/15/25)[a]	590	613,960
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	325	343,840
Textron Inc.
3.65%, 03/01/21	500	514,375
3.65%, 03/15/27	440	440,550
3.88%, 03/01/25 (Call 12/01/24)	820	834,350
4.00%, 03/15/26 (Call 12/15/25)	680	697,000
5.60%, 12/01/17	730	751,128
5.95%, 09/21/21 (Call 06/21/21)	550	613,938
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)[a]	375	376,875

		67,742,435
MEDIA — 2.25%
21st Century Fox America Inc.
3.00%, 09/15/22	1,865	1,871,229
3.38%, 11/15/26 (Call 08/15/26)[d]	1,585	1,561,241
3.70%, 09/15/24 (Call 06/15/24)	1,380	1,410,015
3.70%, 10/15/25 (Call 07/15/25)[a]	470	478,667
4.00%, 10/01/23	800	834,768
4.50%, 02/15/21	358	383,160
5.65%, 08/15/20	1,200	1,324,836
6.90%, 03/01/19	1,150	1,256,260
7.25%, 05/18/18	500	531,685
8.25%, 08/10/18	1,100	1,196,943
8.88%, 04/26/23	500	649,205
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	1,000	1,003,720
3.38%, 03/01/22 (Call 12/01/21)	1,725	1,762,605

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 01/15/25 (Call 10/15/24)	$1,725	$1,715,789
3.70%, 08/15/24 (Call 05/15/24)	990	1,002,009
4.30%, 02/15/21 (Call 11/15/20)[a]	1,000	1,059,090
4.63%, 05/15/18	635	655,949
5.75%, 04/15/20	575	633,029
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a]	5,115	5,262,056
4.46%, 07/23/22 (Call 05/23/22)	2,755	2,899,637
4.91%, 07/23/25 (Call 04/23/25)	7,560	7,975,799
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	940	1,262,834
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	710	681,998
2.35%, 01/15/27 (Call 10/15/26)	390	358,375
2.75%, 03/01/23 (Call 02/01/23)	3,646	3,617,853
2.85%, 01/15/23	3,100	3,098,171
3.00%, 02/01/24 (Call 01/01/24)	770	768,745
3.13%, 07/15/22[a]	3,100	3,173,098
3.15%, 03/01/26 (Call 12/01/25)	2,760	2,721,801
3.38%, 02/15/25 (Call 11/15/24)	2,840	2,868,258
3.38%, 08/15/25 (Call 05/15/25)	3,050	3,069,337
3.60%, 03/01/24[a]	810	838,002
5.15%, 03/01/20	2,247	2,450,421
5.70%, 05/15/18[a]	1,098	1,153,712
5.70%, 07/01/19	1,850	2,015,390
Discovery Communications LLC
3.25%, 04/01/23[a]	1,100	1,080,860
3.30%, 05/15/22	3,300	3,293,466
3.80%, 03/13/24	245	244,537
4.38%, 06/15/21	850	897,727
5.05%, 06/01/20[a]	1,569	1,701,016
5.63%, 08/15/19[a]	515	557,493
Grupo Televisa SAB
6.00%, 05/15/18	100	104,601
Historic TW Inc.
6.88%, 06/15/18	1,530	1,630,506
9.15%, 02/01/23	600	773,880

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23	$1,100	$1,099,439
4.38%, 04/01/21[a]	2,325	2,507,280
5.15%, 04/30/20	5,489	6,013,144
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,065,852
8.63%, 01/15/19	535	596,466
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	2,225	2,255,104
2.80%, 06/15/20 (Call 05/15/20)	675	681,656
3.90%, 11/15/24 (Call 08/15/24)	1,450	1,475,506
3.95%, 06/15/25 (Call 03/15/25)[a]	70	71,269
TCI Communications Inc.
7.88%, 02/15/26	300	401,148
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,283,263
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,040,800
4.30%, 11/23/23 (Call 08/23/23)[a]	1,000	1,055,670
4.70%, 10/15/19	250	264,608
6.50%, 07/15/18	1,332	1,414,131
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,054	2,128,457
4.13%, 02/15/21 (Call 11/15/20)	1,225	1,274,000
5.00%, 02/01/20[a]	3,312	3,535,560
6.75%, 07/01/18	5,001	5,307,311
8.25%, 04/01/19	185	206,969
8.75%, 02/14/19	2,796	3,138,510
Time Warner Companies Inc.
7.57%, 02/01/24	500	616,260
Time Warner Entertainment Co. LP
8.38%, 03/15/23	940	1,179,700
Time Warner Inc.
2.10%, 06/01/19	1,080	1,083,154
2.95%, 07/15/26 (Call 04/15/26)	1,505	1,402,269
3.40%, 06/15/22	1,620	1,645,871
3.60%, 07/15/25 (Call 04/15/25)	4,981	4,908,676
3.80%, 02/15/27 (Call 11/15/26)[a]	245	242,584
4.00%, 01/15/22[a]	900	940,203
4.05%, 12/15/23	500	518,865
4.70%, 01/15/21	2,777	2,982,220

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.75%, 03/29/21	$930	$1,000,912
4.88%, 03/15/20	1,145	1,229,489
Viacom Inc.
2.20%, 04/01/19	360	357,725
2.50%, 09/01/18	530	539,227
2.75%, 12/15/19 (Call 11/15/19)	1,000	1,007,470
3.13%, 06/15/22 (Call 03/15/22)	525	517,104
3.88%, 12/15/21[a]	760	785,179
3.88%, 04/01/24 (Call 01/01/24)[a]	1,695	1,690,186
4.25%, 09/01/23 (Call 06/01/23)	2,400	2,478,144
4.50%, 03/01/21[a]	1,250	1,317,712
5.63%, 09/15/19	670	721,114
Walt Disney Co. (The)
0.88%, 07/12/19[a]	750	737,715
1.50%, 09/17/18	685	686,541
1.85%, 05/30/19	2,950	2,966,933
1.85%, 07/30/26[a]	1,725	1,564,040
2.15%, 09/17/20	950	957,400
2.30%, 02/12/21	2,000	2,018,820
2.35%, 12/01/22[a]	1,250	1,242,000
2.55%, 02/15/22[a]	1,200	1,212,720
2.75%, 08/16/21[a]	900	924,237
3.00%, 02/13/26[a]	1,495	1,496,002
3.15%, 09/17/25	815	835,082
3.75%, 06/01/21	1,828	1,945,504
5.50%, 03/15/19	550	592,664

		154,989,638
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	875	880,705
2.50%, 01/15/23 (Call 10/15/22)	1,675	1,655,604
3.25%, 06/15/25 (Call 03/15/25)	1,000	1,011,210
Valmont Industries Inc.
6.63%, 04/20/20	250	277,467

		3,824,986
MINING — 0.44%
Barrick Gold Corp.
3.85%, 04/01/22	650	688,240
4.10%, 05/01/23	1,883	2,023,208
Barrick North America Finance LLC
4.40%, 05/30/21	2,118	2,280,535

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	$2,720	$2,753,402
2.88%, 02/24/22[a]	1,495	1,538,833
3.25%, 11/21/21	1,132	1,186,404
3.85%, 09/30/23[a]	4,055	4,369,384
6.50%, 04/01/19	460	507,831
Goldcorp Inc.
2.13%, 03/15/18	615	617,232
3.63%, 06/09/21 (Call 04/09/21)	1,200	1,238,664
3.70%, 03/15/23 (Call 12/15/22)	1,750	1,788,062
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,347	1,394,091
5.13%, 10/01/19	958	1,027,551
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	2,500	2,610,550
9.00%, 05/01/19	1,846	2,118,396
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	61	61,678
3.50%, 03/22/22 (Call 12/22/21)	380	395,873
Southern Copper Corp.
3.50%, 11/08/22	1,950	1,968,271
3.88%, 04/23/25	20	20,186
5.38%, 04/16/20	875	951,930
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	525	534,188

		30,074,509
OFFICE & BUSINESS EQUIPMENT — 0.15%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)	1,680	1,648,349
4.63%, 03/15/24 (Call 12/15/23)[a]	980	965,574
4.75%, 05/15/18[a]	400	411,308
5.60%, 03/15/18	637	658,180
Xerox Corp.
2.75%, 09/01/20[a]	1,160	1,151,996
2.80%, 05/15/20	2,300	2,291,490
3.50%, 08/20/20[a]	35	35,576
3.80%, 05/15/24[a]	616	607,154
4.50%, 05/15/21	787	822,014
5.63%, 12/15/19	1,150	1,236,492
6.35%, 05/15/18	711	746,323

		10,574,456

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
OIL & GAS — 5.24%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	$1,000	$989,940
4.85%, 03/15/21 (Call 02/15/21)[a]	475	510,668
5.55%, 03/15/26 (Call 12/15/25)[a]	2,050	2,299,526
6.95%, 06/15/19	1,200	1,328,268
8.70%, 03/15/19	789	892,406
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	725	707,006
3.25%, 04/15/22 (Call 01/15/22)	412	418,806
3.63%, 02/01/21 (Call 11/01/20)[a]	2,050	2,119,167
BP Capital Markets PLC
1.38%, 05/10/18	440	439,173
2.11%, 09/16/21 (Call 08/16/21)	1,315	1,291,501
2.24%, 09/26/18	1,481	1,492,685
2.24%, 05/10/19	2,925	2,946,353
2.32%, 02/13/20	5,360	5,392,749
2.50%, 11/06/22	1,250	1,225,250
2.52%, 01/15/20	1,059	1,071,221
2.75%, 05/10/23	5,160	5,089,359
3.06%, 03/17/22[a]	500	506,880
3.12%, 05/04/26 (Call 02/04/26)[a]	2,620	2,552,378
3.22%, 11/28/23 (Call 09/28/23)	1,000	1,005,370
3.22%, 04/14/24 (Call 02/14/24)	1,150	1,153,151
3.25%, 05/06/22	4,592	4,698,488
3.51%, 03/17/25	1,190	1,203,756
3.54%, 11/04/24	1,615	1,637,045
3.56%, 11/01/21[a]	3,266	3,411,141
3.81%, 02/10/24[a]	650	674,583
4.50%, 10/01/20	1,666	1,789,751
4.74%, 03/11/21[a]	598	651,407
4.75%, 03/10/19	2,813	2,970,893
British Transco Finance Inc.
6.63%, 06/01/18	590	625,093
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	2,550	2,610,001
3.80%, 04/15/24 (Call 01/15/24)	335	338,404
3.90%, 02/01/25 (Call 11/01/24)[a]	778	790,331
5.70%, 05/15/17[a]	481	485,170

Security	Principal (000s)	Value
Chevron Corp.
1.37%, 03/02/18	$2,106	$2,105,726
1.56%, 05/16/19	2,700	2,693,115
1.72%, 06/24/18 (Call 05/24/18)	3,980	3,995,960
1.79%, 11/16/18	4,000	4,015,040
1.96%, 03/03/20 (Call 02/03/20)	990	990,713
1.99%, 03/03/20	1,525	1,525,000
2.10%, 05/16/21 (Call 04/15/21)	1,500	1,489,305
2.19%, 11/15/19 (Call 10/15/19)	500	505,490
2.36%, 12/05/22 (Call 09/05/22)[a]	3,350	3,298,075
2.41%, 03/03/22 (Call 01/03/22)[a]	755	752,637
2.42%, 11/17/20 (Call 10/17/20)	1,675	1,691,448
2.43%, 06/24/20 (Call 05/24/20)	715	723,902
2.57%, 05/16/23 (Call 03/16/23)	1,900	1,883,166
2.95%, 05/16/26 (Call 02/16/26)[a]	5,975	5,889,378
3.19%, 06/24/23 (Call 03/24/23)[a]	1,900	1,947,861
3.33%, 11/17/25 (Call 08/17/25)	1,925	1,958,168
4.95%, 03/03/19	1,096	1,166,297
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	1,002	1,053,062
5.88%, 05/01/22 (Call 05/01/17)[a]	508	525,719
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	3,550	3,483,473
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	3,200	3,199,104
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	5,300	5,260,197
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	950	995,334
ConocoPhillips
5.20%, 05/15/18	1,050	1,093,155
5.75%, 02/01/19	1,995	2,142,770
6.00%, 01/15/20	2,137	2,363,330
6.65%, 07/15/18	1,015	1,080,295
ConocoPhillips Co.
1.50%, 05/15/18	3,795	3,786,689
2.20%, 05/15/20 (Call 04/15/20)[a]	3,775	3,782,248

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.40%, 12/15/22 (Call 09/15/22)	$994	$970,740
2.88%, 11/15/21 (Call 09/15/21)	1,910	1,929,329
3.35%, 11/15/24 (Call 08/15/24)[a]	695	700,247
3.35%, 05/15/25 (Call 02/15/25)[a]	842	842,951
4.20%, 03/15/21 (Call 02/15/21)	915	972,188
4.95%, 03/15/26 (Call 12/15/25)[a]	3,025	3,343,049
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	2,477	2,486,289
4.00%, 07/15/21 (Call 04/15/21)	250	259,375
5.85%, 12/15/25 (Call 09/15/25)	1,500	1,725,000
Ecopetrol SA
4.13%, 01/16/25	450	436,568
4.25%, 09/18/18	1,500	1,544,550
5.38%, 06/26/26 (Call 03/26/26)	3,280	3,385,124
5.88%, 09/18/23	4,500	4,892,580
7.63%, 07/23/19	835	933,296
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	875	897,969
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,802	1,814,884
2.63%, 03/15/23 (Call 12/15/22)[a]	1,087	1,062,249
3.15%, 04/01/25 (Call 01/01/25)[a]	560	551,040
4.10%, 02/01/21	669	706,424
4.15%, 01/15/26 (Call 10/15/25)[a]	1,040	1,093,560
4.40%, 06/01/20[a]	1,200	1,277,688
5.63%, 06/01/19	946	1,020,867
6.88%, 10/01/18[a]	495	533,061
EQT Corp.
4.88%, 11/15/21	790	850,956
6.50%, 04/01/18	585	612,969
8.13%, 06/01/19	400	449,024
Exxon Mobil Corp.
1.31%, 03/06/18	3,147	3,148,133
1.71%, 03/01/19	3,550	3,557,526
1.82%, 03/15/19 (Call 02/15/19)	2,950	2,963,216
1.91%, 03/06/20 (Call 02/06/20)	4,911	4,909,919

Security	Principal (000s)	Value
2.22%, 03/01/21 (Call 02/01/21)[a]	$4,834	$4,848,260
2.40%, 03/06/22 (Call 01/06/22)	320	320,147
2.71%, 03/06/25 (Call 12/06/24)	5,200	5,099,432
2.73%, 03/01/23 (Call 01/01/23)	2,750	2,755,527
3.04%, 03/01/26 (Call 12/01/25)[a]	3,650	3,649,051
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	410	397,700
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)[a]	1,540	1,646,044
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	1,575	1,615,021
6.15%, 06/15/19	150	162,840
7.25%, 12/15/19[a]	3,395	3,844,600
Kerr-McGee Corp.
6.95%, 07/01/24	1,000	1,195,450
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	970	965,150
2.80%, 11/01/22 (Call 08/01/22)[a]	1,425	1,382,250
3.85%, 06/01/25 (Call 03/01/25)[a]	1,293	1,286,535
5.90%, 03/15/18	919	955,760
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[a]	1,078	1,103,753
3.63%, 09/15/24 (Call 06/15/24)	670	663,106
5.13%, 03/01/21	2,426	2,639,803
Nabors Industries Inc.
4.63%, 09/15/21	650	665,437
5.00%, 09/15/20	1,040	1,082,900
5.10%, 09/15/23 (Call 06/15/23)	496	507,780
5.50%, 01/15/23 (Call 11/15/22)[d]	1,000	1,035,000
9.25%, 01/15/19	1,253	1,408,059
Nexen Energy ULC
6.20%, 07/30/19	1,800	1,953,072
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	650	664,450
4.15%, 12/15/21 (Call 09/15/21)	1,693	1,778,446

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
8.25%, 03/01/19	$1,283	$1,433,226
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	5,950	5,955,236
3.13%, 02/15/22 (Call 11/15/21)	764	782,496
3.40%, 04/15/26 (Call 01/15/26)	1,845	1,849,576
3.50%, 06/15/25 (Call 03/15/25)[a]	985	1,001,824
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,540	1,635,803
Petro-Canada
6.05%, 05/15/18	1,220	1,281,171
Petroleos Mexicanos
3.13%, 01/23/19	6,600	6,667,914
3.50%, 07/18/18	250	254,133
3.50%, 01/30/23	5,250	4,980,307
4.25%, 01/15/25	3,725	3,539,570
4.50%, 01/23/26	3,000	2,830,920
4.63%, 09/21/23	2,000	2,008,680
4.88%, 01/24/22	2,620	2,677,692
4.88%, 01/18/24	3,070	3,075,434
5.50%, 02/04/19	100	105,107
5.50%, 01/21/21	6,300	6,649,209
5.75%, 03/01/18	504	521,887
6.00%, 03/05/20[a]	2,970	3,189,661
6.88%, 08/04/26	3,500	3,842,335
8.00%, 05/03/19	5,000	5,535,150
Phillips 66
4.30%, 04/01/22[a]	3,019	3,239,326
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,710	1,755,024
3.95%, 07/15/22 (Call 04/15/22)	1,750	1,827,857
7.50%, 01/15/20	350	397,796
Sasol Financing International Ltd.
4.50%, 11/14/22[a]	2,000	2,026,080
Shell International Finance BV
1.63%, 11/10/18	6,001	6,005,561
1.75%, 09/12/21[a]	1,400	1,363,306
1.88%, 05/10/21	2,350	2,305,820
1.90%, 08/10/18	1,176	1,182,444
2.00%, 11/15/18	1,565	1,575,220
2.13%, 05/11/20	6,623	6,651,082
2.25%, 11/10/20	116	116,217
2.25%, 01/06/23[a]	900	877,176

Security	Principal (000s)	Value
2.38%, 08/21/22[a]	$900	$886,374
2.50%, 09/12/26[a]	3,545	3,333,505
2.88%, 05/10/26	3,250	3,158,805
3.25%, 05/11/25[a]	3,510	3,536,290
3.40%, 08/12/23[a]	2,250	2,323,867
4.30%, 09/22/19	3,434	3,639,834
4.38%, 03/25/20	2,688	2,872,531
Statoil ASA
1.15%, 05/15/18	790	786,943
1.95%, 11/08/18[a]	2,150	2,158,643
2.45%, 01/17/23	4,300	4,223,417
2.65%, 01/15/24	400	393,660
2.75%, 11/10/21	1,000	1,010,360
2.90%, 11/08/20	400	409,372
3.15%, 01/23/22	258	264,654
3.25%, 11/10/24	2,550	2,589,882
5.25%, 04/15/19	2,179	2,331,072
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	2,000	2,040,060
6.10%, 06/01/18	1,263	1,328,537
Total Capital Canada Ltd.
2.75%, 07/15/23	1,045	1,040,559
Total Capital International SA
2.10%, 06/19/19	400	402,604
2.13%, 01/10/19	2,150	2,166,319
2.70%, 01/25/23	1,700	1,695,767
2.75%, 06/19/21[a]	1,103	1,122,402
2.88%, 02/17/22	1,150	1,167,112
3.70%, 01/15/24[a]	2,546	2,658,457
3.75%, 04/10/24	1,400	1,466,136
Total Capital SA
2.13%, 08/10/18[a]	534	538,640
4.13%, 01/28/21	1,070	1,141,936
4.45%, 06/24/20	1,854	1,995,330
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,025	990,253
3.65%, 03/15/25	1,135	1,131,504
6.13%, 02/01/20	819	905,495
9.38%, 03/15/19	956	1,094,429
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,576,230

		361,732,140

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.23%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$601	$616,758
7.50%, 11/15/18	634	693,628
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	410	410,033
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	2,670	2,678,998
3.25%, 11/15/21 (Call 08/15/21)[a]	605	620,022
3.50%, 08/01/23 (Call 05/01/23)	1,099	1,125,387
3.80%, 11/15/25 (Call 08/15/25)[a]	3,720	3,817,836
5.90%, 09/15/18	525	559,750
6.15%, 09/15/19	1,524	1,683,806
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	2,145	2,055,789
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	410	415,748
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	960	1,005,437

		15,683,192
PACKAGING & CONTAINERS — 0.10%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	485	467,428
4.50%, 10/15/21 (Call 07/15/21)	275	291,981
6.80%, 08/01/19[a]	555	611,122
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)[a]	1,415	1,436,536
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,086,371
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	610	639,256
WestRock RKT Co.
3.50%, 03/01/20	550	565,648
4.00%, 03/01/23 (Call 12/01/22)	455	470,406
4.90%, 03/01/22	885	959,995

		6,528,743
PHARMACEUTICALS — 3.89%
AbbVie Inc.
1.80%, 05/14/18	4,500	4,510,305
2.00%, 11/06/18	2,386	2,396,952

Security	Principal (000s)	Value
2.30%, 05/14/21 (Call 04/14/21)	$990	$978,041
2.50%, 05/14/20 (Call 04/14/20)	6,715	6,751,530
2.85%, 05/14/23 (Call 03/14/23)	92	90,258
2.90%, 11/06/22	5,035	5,005,092
3.20%, 11/06/22 (Call 09/06/22)	1,500	1,513,500
3.20%, 05/14/26 (Call 02/14/26)[a]	6,240	5,999,760
3.60%, 05/14/25 (Call 02/14/25)[a]	7,445	7,430,482
Actavis Funding SCS
2.35%, 03/12/18	1,035	1,041,800
2.45%, 06/15/19[a]	2,095	2,108,450
3.00%, 03/12/20 (Call 02/12/20)	3,085	3,140,808
3.45%, 03/15/22 (Call 01/15/22)	2,812	2,871,446
3.80%, 03/15/25 (Call 12/15/24)	6,405	6,468,345
3.85%, 06/15/24 (Call 03/15/24)[a]	2,700	2,745,684
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[a]	2,900	2,922,475
6.13%, 08/15/19	1,195	1,305,490
Allergan Inc./U.S.
1.35%, 03/15/18	2,950	2,935,604
2.80%, 03/15/23 (Call 12/15/22)	3,025	2,930,590
3.38%, 09/15/20[a]	343	351,722
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	437	438,355
3.40%, 05/15/24 (Call 02/15/24)	1,250	1,266,838
3.50%, 11/15/21 (Call 08/15/21)[a]	540	558,560
AstraZeneca PLC
1.75%, 11/16/18	4,050	4,059,639
1.95%, 09/18/19[a]	1,675	1,673,727
2.38%, 11/16/20	1,000	1,002,590
3.38%, 11/16/25	6,250	6,290,625
Bristol-Myers Squibb Co.
1.60%, 02/27/19	800	800,336
2.00%, 08/01/22	1,656	1,610,841
3.25%, 11/01/23[a]	400	412,580
3.25%, 02/27/27	820	820,615
Cardinal Health Inc.
1.95%, 06/15/18	695	696,828
2.40%, 11/15/19	700	705,852

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.20%, 06/15/22	$270	$273,375
3.20%, 03/15/23	1,840	1,865,024
3.75%, 09/15/25 (Call 06/15/25)[a]	785	812,279
4.63%, 12/15/20[a]	600	646,776
Eli Lilly & Co.
1.25%, 03/01/18	643	642,563
1.95%, 03/15/19[a]	1,410	1,418,897
2.75%, 06/01/25 (Call 03/01/25)	125	124,012
Express Scripts Holding Co.
2.25%, 06/15/19	1,115	1,117,877
3.30%, 02/25/21 (Call 01/25/21)[a]	315	321,199
3.90%, 02/15/22	2,100	2,178,729
4.50%, 02/25/26 (Call 11/27/25)[a]	5,000	5,194,600
4.75%, 11/15/21	2,425	2,609,736
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	1,627	1,631,816
5.65%, 05/15/18	4,492	4,716,285
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	2,421	2,454,628
Johnson & Johnson
1.13%, 03/01/19[a]	1,455	1,449,093
1.65%, 12/05/18[a]	323	324,625
1.88%, 12/05/19[a]	850	855,567
2.05%, 03/01/23 (Call 01/01/23)	1,625	1,580,849
2.45%, 12/05/21	875	891,039
2.45%, 03/01/26 (Call 12/01/25)[a]	2,440	2,358,309
2.95%, 09/01/20[a]	510	529,594
3.38%, 12/05/23	388	407,966
3.55%, 05/15/21[a]	1,450	1,534,462
5.15%, 07/15/18	1,663	1,749,542
McKesson Corp.
1.40%, 03/15/18	900	898,119
2.70%, 12/15/22 (Call 09/15/22)	1,463	1,431,033
2.85%, 03/15/23 (Call 12/15/22)	425	418,043
3.80%, 03/15/24 (Call 12/15/23)[a]	2,565	2,649,081
4.75%, 03/01/21 (Call 12/01/20)	795	854,386
7.50%, 02/15/19	1,090	1,200,766

Security	Principal (000s)	Value
Mead Johnson Nutrition Co.
3.00%, 11/15/20	$1,340	$1,367,122
4.13%, 11/15/25 (Call 08/15/25)	1,000	1,053,470
4.90%, 11/01/19	375	402,064
Medco Health Solutions Inc.
4.13%, 09/15/20	500	522,605
Merck & Co. Inc.
1.30%, 05/18/18	1,347	1,346,865
1.85%, 02/10/20[a]	142	142,508
2.35%, 02/10/22	2,310	2,309,191
2.75%, 02/10/25 (Call 11/10/24)[a]	8,363	8,280,875
2.80%, 05/18/23	3,005	3,033,548
3.88%, 01/15/21 (Call 10/15/20)	1,321	1,404,249
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,308	1,408,154
Mylan Inc.
2.55%, 03/28/19[a]	3,150	3,152,331
2.60%, 06/24/18	230	230,925
Mylan NV
3.00%, 12/15/18	300	302,730
3.15%, 06/15/21 (Call 05/15/21)	2,590	2,591,450
3.95%, 06/15/26 (Call 03/15/26)[a]	5,000	4,883,050
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	2,000	1,998,580
2.40%, 09/21/22	1,750	1,742,720
3.00%, 11/20/25 (Call 08/20/25)	2,900	2,907,192
3.40%, 05/06/24	4,075	4,218,970
4.40%, 04/24/20	286	307,204
Novartis Securities Investment Ltd.
5.13%, 02/10/19	5,218	5,568,858
Owens & Minor Inc.
3.88%, 09/15/21[a]	250	253,082
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	1,110	1,130,990
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	965	981,212
3.50%, 12/15/21 (Call 10/15/21)[a]	3,500	3,522,610
3.90%, 12/15/24 (Call 09/15/24)	1,000	995,360
Pfizer Inc.
1.45%, 06/03/19	3,200	3,186,976
1.50%, 06/15/18	2,000	2,004,320

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.70%, 12/15/19	$3,150	$3,146,724
1.95%, 06/03/21	2,200	2,186,250
2.10%, 05/15/19	5,200	5,253,872
2.20%, 12/15/21	2,450	2,446,668
2.75%, 06/03/26	4,150	4,046,582
3.00%, 06/15/23[a]	725	744,234
3.00%, 12/15/26	1,250	1,238,488
3.40%, 05/15/24	1,820	1,890,834
4.65%, 03/01/18	200	206,362
Pharmacia LLC
6.50%, 12/01/18	2,605	2,823,039
Sanofi
1.25%, 04/10/18	2,061	2,060,011
4.00%, 03/29/21	1,182	1,259,055
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	4,950	4,911,093
2.40%, 09/23/21 (Call 08/23/21)	5,305	5,187,017
2.88%, 09/23/23 (Call 07/23/23)	2,925	2,837,162
3.20%, 09/23/26 (Call 06/23/26)[a]	7,155	6,813,134
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	1,291	1,249,636
Series 2
3.65%, 11/10/21[a]	1,944	1,972,032
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[a]	648	657,551
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	775	766,328
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19[a]	1,075	1,058,993
2.20%, 07/21/21[a]	4,310	4,154,840
2.80%, 07/21/23	9,585	9,082,555
3.15%, 10/01/26[a]	5,210	4,814,926
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	5,500	5,559,895
3.45%, 11/13/20 (Call 10/13/20)	270	278,014
4.50%, 11/13/25 (Call 08/13/25)	1,590	1,707,501

		268,577,997

Security	Principal (000s)	Value
PIPELINES — 2.67%
Boardwalk Pipelines LP
5.75%, 09/15/19	$2,200	$2,376,484
5.95%, 06/01/26 (Call 03/01/26)	1,710	1,935,771
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	350	348,019
4.15%, 07/01/23 (Call 04/01/23)	575	590,324
4.35%, 10/15/24 (Call 07/15/24)	705	727,581
4.88%, 02/01/21 (Call 11/01/20)	475	504,873
5.50%, 08/15/19	500	534,785
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	3,465	3,532,775
4.50%, 06/01/25 (Call 03/01/25)	480	510,043
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	650	798,967
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	500	495,625
3.90%, 05/15/24 (Call 02/15/24)[a]	606	590,850
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	157,034
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,055,220
5.20%, 03/15/20	320	343,130
5.88%, 10/15/25 (Call 07/15/25)	1,000	1,132,260
9.88%, 03/01/19	1,535	1,756,593
Series B
6.50%, 04/15/18	465	487,929
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	1,235	1,223,428
4.25%, 12/01/26 (Call 09/01/26)[a]	1,705	1,760,174
Energy Transfer Partners LP
2.50%, 06/15/18	280	282,013
3.60%, 02/01/23 (Call 11/01/22)	1,100	1,099,395
4.05%, 03/15/25 (Call 12/15/24)	775	777,898
4.15%, 10/01/20 (Call 08/01/20)	2,075	2,168,292
4.65%, 06/01/21 (Call 03/01/21)	2,087	2,212,951
4.75%, 01/15/26 (Call 10/15/25)	2,750	2,876,692
5.20%, 02/01/22 (Call 11/01/21)	3,041	3,291,366
6.70%, 07/01/18	1,200	1,272,372
9.00%, 04/15/19	840	950,855
9.70%, 03/15/19	1,165	1,329,160

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	$475	$476,781
4.15%, 06/01/25 (Call 03/01/25)	880	880,000
4.40%, 04/01/24 (Call 01/01/24)	310	316,588
4.85%, 07/15/26 (Call 04/15/26)[a]	1,650	1,730,438
Enterprise Products Operating LLC
1.65%, 05/07/18	655	654,463
2.55%, 10/15/19 (Call 09/15/19)	1,460	1,477,009
2.85%, 04/15/21 (Call 03/15/21)	910	920,747
3.35%, 03/15/23 (Call 12/15/22)[a]	3,150	3,199,770
3.70%, 02/15/26 (Call 11/15/25)[a]	1,500	1,518,735
3.75%, 02/15/25 (Call 11/15/24)[a]	885	899,833
3.90%, 02/15/24 (Call 11/15/23)	500	518,085
4.05%, 02/15/22	5,028	5,324,400
5.20%, 09/01/20	693	756,687
5.25%, 01/31/20	610	659,813
6.50%, 01/31/19	1,125	1,219,736
6.65%, 04/15/18	800	842,184
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	652,437
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	2,045	2,062,894
3.45%, 02/15/23 (Call 11/15/22)[a]	525	522,779
3.50%, 03/01/21 (Call 01/01/21)	1,350	1,377,540
3.50%, 09/01/23 (Call 06/01/23)	1,300	1,286,259
3.95%, 09/01/22 (Call 06/01/22)	2,250	2,319,795
4.15%, 03/01/22	900	937,269
4.25%, 09/01/24 (Call 06/01/24)	2,820	2,885,311
4.30%, 05/01/24 (Call 02/01/24)[a]	1,000	1,025,760
5.00%, 10/01/21 (Call 07/01/21)	1,100	1,187,098
5.30%, 09/15/20	3,436	3,736,409
5.80%, 03/01/21	930	1,027,920
6.50%, 04/01/20	677	753,663
6.85%, 02/15/20	2,115	2,361,228
9.00%, 02/01/19	400	450,124
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,283	1,305,183
6.50%, 09/15/20	1,000	1,121,060

Security	Principal (000s)	Value
Magellan Midstream Partners LP
4.25%, 02/01/21	$770	$815,669
5.00%, 03/01/26 (Call 12/01/25)[a]	1,500	1,657,605
6.55%, 07/15/19	560	616,487
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	100	100,785
4.13%, 03/01/27 (Call 12/01/26)	215	217,279
4.88%, 12/01/24 (Call 09/01/24)[a]	4,730	5,042,133
4.88%, 06/01/25 (Call 03/01/25)	460	490,475
5.50%, 02/15/23 (Call 08/15/17)	1,700	1,772,862
Northern Border Pipeline Co. Series A
7.50%, 09/15/21[a]	90	101,647
Northwest Pipeline LLC
6.05%, 06/15/18	215	223,948
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	306	311,848
3.38%, 10/01/22 (Call 07/01/22)	1,366	1,371,191
4.90%, 03/15/25 (Call 12/15/24)[a]	1,000	1,070,420
8.63%, 03/01/19	1,070	1,202,027
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	1,100	1,102,277
3.55%, 10/01/26 (Call 07/01/26)	1,000	972,720
3.61%, 02/15/25 (Call 11/15/24)	410	405,453
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	725	725,565
3.60%, 11/01/24 (Call 08/01/24)	525	512,321
3.65%, 06/01/22 (Call 03/01/22)	900	915,246
4.50%, 12/15/26 (Call 09/15/26)[a]	2,250	2,318,715
4.65%, 10/15/25 (Call 07/15/25)	3,200	3,328,960
5.00%, 02/01/21 (Call 11/01/20)[a]	1,868	2,005,952
5.75%, 01/15/20	690	748,436
6.50%, 05/01/18	2,370	2,491,984
8.75%, 05/01/19	125	141,308

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	$575	$598,219
5.00%, 10/01/22 (Call 07/01/22)	1,250	1,338,825
5.50%, 04/15/23 (Call 10/15/17)[a]	1,250	1,303,712
5.88%, 03/01/22 (Call 12/01/21)	3,540	3,925,860
6.50%, 07/15/21 (Call 03/13/17)	1,500	1,545,645
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	5,100	5,546,250
5.75%, 05/15/24 (Call 02/15/24)	5,000	5,537,500
5.88%, 06/30/26 (Call 12/31/25)[d]	5,000	5,606,250
6.25%, 03/15/22 (Call 12/15/21)	2,500	2,818,750
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	600	637,026
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	660	652,139
6.20%, 04/15/18	600	624,300
8.00%, 10/01/19	850	960,202
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)[a]	2,145	2,070,826
3.50%, 03/15/25 (Call 12/15/24)[a]	275	270,831
4.75%, 03/15/24 (Call 12/15/23)	610	653,707
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	865	864,386
3.90%, 07/15/26 (Call 04/15/26)[a]	1,230	1,214,416
4.65%, 02/15/22	925	982,285
5.95%, 12/01/25 (Call 09/01/25)	1,200	1,348,404
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	650	664,384
4.65%, 06/15/21 (Call 03/15/21)	450	474,053
TransCanada PipeLines Ltd.
2.50%, 08/01/22	2,374	2,342,449
3.75%, 10/16/23 (Call 07/16/23)[a]	525	547,166
3.80%, 10/01/20	1,760	1,840,907
4.88%, 01/15/26 (Call 10/15/25)[a]	1,450	1,627,929

Security	Principal (000s)	Value
6.50%, 08/15/18	$1,462	$1,559,135
7.13%, 01/15/19	649	707,553
9.88%, 01/01/21	320	402,058
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,155,012
7.85%, 02/01/26 (Call 11/01/25)	2,500	3,204,950
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)[a]	1,000	1,024,110
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	552,063
3.95%, 06/01/25 (Call 03/01/25)	150	149,625
4.00%, 07/01/22 (Call 04/01/22)	850	877,625
4.65%, 07/01/26 (Call 04/01/26)	1,510	1,579,837
5.38%, 06/01/21 (Call 03/01/21)	563	608,040
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	525	526,774
3.60%, 03/15/22 (Call 01/15/22)	2,946	3,002,828
3.90%, 01/15/25 (Call 10/15/24)	1,000	1,003,070
4.00%, 11/15/21 (Call 08/15/21)	1,950	2,031,003
4.00%, 09/15/25 (Call 06/15/25)	1,226	1,240,099
4.13%, 11/15/20 (Call 08/15/20)	70	73,546
4.30%, 03/04/24 (Call 12/04/23)	1,192	1,232,707
4.50%, 11/15/23 (Call 08/15/23)	100	105,127
5.25%, 03/15/20	1,182	1,278,522
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	930	961,090
4.88%, 03/15/24 (Call 03/15/19)	540	557,669

		184,023,034
REAL ESTATE — 0.12%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	1,725	1,755,688
4.13%, 07/01/24 (Call 04/01/24)	262	270,261
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	1,010	1,007,909
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	385	398,748
5.00%, 03/15/23 (Call 03/15/18)	560	580,020
5.25%, 03/15/25 (Call 12/15/24)[a]	1,250	1,316,887

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	$170	$174,937
4.25%, 08/15/23 (Call 05/15/23)	2,700	2,887,947

		8,392,397
REAL ESTATE INVESTMENT TRUSTS — 2.78%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,024,950
4.60%, 04/01/22 (Call 01/01/22)	1,565	1,669,651
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,163	1,167,559
3.40%, 02/15/19	1,654	1,691,232
3.45%, 09/15/21	1,623	1,653,593
3.50%, 01/31/23	1,600	1,609,072
4.00%, 06/01/25 (Call 03/01/25)	1,100	1,110,890
4.40%, 02/15/26 (Call 11/15/25)	1,000	1,034,350
4.70%, 03/15/22	4,000	4,277,080
5.00%, 02/15/24	955	1,032,174
5.05%, 09/01/20[a]	996	1,072,602
5.90%, 11/01/21	4,395	4,919,015
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	2,370	2,340,304
2.90%, 10/15/26 (Call 07/15/26)[a]	600	577,140
2.95%, 05/11/26 (Call 02/11/26)[a]	2,000	1,938,060
3.50%, 11/15/24 (Call 08/15/24)	1,070	1,089,474
3.63%, 10/01/20 (Call 07/01/20)	445	461,879
3.95%, 01/15/21 (Call 10/15/20)	550	576,378
4.20%, 12/15/23 (Call 09/16/23)	25	26,589
6.10%, 03/15/20	300	332,751
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,580	1,468,515
3.13%, 09/01/23 (Call 06/01/23)[a]	556	554,454
3.65%, 02/01/26 (Call 11/03/25)	2,795	2,800,590
3.70%, 11/15/18 (Call 08/17/18)	749	769,388
3.80%, 02/01/24 (Call 11/01/23)	680	699,142
3.85%, 02/01/23 (Call 11/01/22)	785	815,348
4.13%, 05/15/21 (Call 02/15/21)	445	469,577
5.63%, 11/15/20 (Call 08/15/20)[a]	972	1,074,089
5.88%, 10/15/19 (Call 07/17/19)	3,930	4,270,259

Security	Principal (000s)	Value
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	$510	$511,821
4.10%, 10/01/24 (Call 07/01/24)	500	498,430
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	1,000	983,510
3.88%, 08/15/22 (Call 06/15/22)	2,537	2,602,886
4.13%, 06/15/26 (Call 03/15/26)[a]	1,000	1,014,370
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)[a]	1,750	1,821,050
4.63%, 06/15/21 (Call 03/15/21)	200	213,586
4.88%, 06/15/23 (Call 03/15/23)[a]	100	108,462
Care Capital Properties LP
5.13%, 08/15/26 (Call 05/15/26)	1,000	980,580
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	1,755	1,643,364
5.25%, 12/01/23 (Call 09/01/23)	400	400,156
5.95%, 12/15/26 (Call 09/15/26)[a]	1,500	1,499,205
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,950	3,016,405
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	675	690,147
5.25%, 02/15/24 (Call 11/15/23)	1,300	1,376,596
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	1,415	1,377,361
3.40%, 02/15/21 (Call 01/15/21)	5,585	5,699,213
3.70%, 06/15/26 (Call 03/15/26)	1,495	1,470,886
5.25%, 01/15/23[a]	2,490	2,722,018
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	1,680	1,596,756
4.80%, 07/15/22 (Call 04/15/22)	250	268,723
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)[a]	500	488,650
3.50%, 01/15/21 (Call 11/15/20)	103	104,558
3.63%, 02/01/25 (Call 11/01/24)[a]	1,200	1,165,572
4.63%, 07/15/22 (Call 04/15/22)	1,100	1,161,424
7.88%, 09/01/20	345	400,711

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[a]	$1,000	$1,023,920
3.63%, 10/01/22 (Call 07/03/22)	1,000	1,017,900
3.95%, 07/01/22 (Call 05/01/22)	70	72,979
4.75%, 10/01/25 (Call 07/01/25)	1,000	1,049,380
5.25%, 03/15/21 (Call 12/15/20)	1,115	1,212,596
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	950	964,697
3.88%, 10/15/22 (Call 07/15/22)	1,225	1,278,839
4.38%, 06/15/22 (Call 03/15/22)	450	481,559
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)[a]	1,000	1,008,590
5.75%, 08/15/22 (Call 05/15/22)	650	709,306
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	600	639,102
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)[a]	1,735	1,645,283
3.00%, 04/15/23 (Call 01/15/23)	1,070	1,062,649
4.63%, 12/15/21 (Call 09/15/21)	979	1,061,677
4.75%, 07/15/20 (Call 04/15/20)	523	559,777
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	50	49,885
3.38%, 01/15/23 (Call 10/15/22)	70	70,655
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,025,970
3.88%, 05/01/24 (Call 02/01/24)	2,500	2,570,425
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	2,230	2,220,255
3.40%, 02/01/25 (Call 11/01/24)[a]	1,125	1,098,416
3.75%, 02/01/19 (Call 11/01/18)[a]	1,350	1,387,516
3.88%, 08/15/24 (Call 05/17/24)	1,000	1,012,670
4.00%, 12/01/22 (Call 10/01/22)[a]	1,400	1,452,668
4.00%, 06/01/25 (Call 03/01/25)[a]	410	416,777
4.20%, 03/01/24 (Call 12/01/23)	20	20,620
4.25%, 11/15/23 (Call 08/15/23)	1,920	1,996,704
5.38%, 02/01/21 (Call 11/03/20)[a]	2,140	2,337,736

Security	Principal (000s)	Value
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	$396	$395,869
5.75%, 01/15/21	1,150	1,262,665
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)[a]	500	505,325
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	500	504,025
3.63%, 01/15/23 (Call 10/15/22)	360	364,770
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	200	205,872
4.50%, 03/15/25 (Call 09/15/24)	820	818,844
4.65%, 03/15/24 (Call 09/15/23)	615	629,760
5.00%, 08/15/22 (Call 02/15/22)[a]	750	802,080
5.25%, 02/15/26 (Call 08/15/25)	535	556,288
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)[a]	2,200	2,211,396
4.75%, 03/01/23 (Call 12/01/22)	25	26,564
5.25%, 03/15/22 (Call 12/15/21)[a]	250	270,070
Series D
3.75%, 10/15/23 (Call 07/15/23)	885	890,009
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	125	130,748
4.80%, 07/15/18 (Call 05/15/18)	735	757,609
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	1,080	1,012,813
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,394,036
3.20%, 05/01/21 (Call 03/01/21)	344	350,109
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	500	483,230
Lexington Realty Trust
4.40%, 06/15/24 (Call 03/15/24)	25	24,735
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,047,410
4.40%, 02/15/24 (Call 11/15/23)	1,600	1,687,088
4.75%, 10/01/20 (Call 07/01/20)	100	106,583
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	450	426,564
4.50%, 04/18/22 (Call 01/18/22)	475	480,999

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	$1,250	$1,258,887
4.30%, 10/15/23 (Call 07/15/23)	375	393,469
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	950	955,709
3.90%, 06/15/24 (Call 03/15/24)[a]	1,150	1,182,361
4.00%, 11/15/25 (Call 08/15/25)	15	15,338
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,105,930
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)[a]	1,000	1,014,220
5.25%, 01/15/26 (Call 10/15/25)[a]	1,110	1,160,894
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,000	967,340
4.45%, 03/15/24 (Call 12/15/23)	200	200,334
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)[a]	922	921,548
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)[a]	500	475,465
3.25%, 10/15/22 (Call 07/15/22)	1,010	1,027,210
3.88%, 07/15/24 (Call 04/15/24)	850	877,871
6.75%, 08/15/19	350	389,466
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	1,000	1,002,340
3.75%, 06/15/24 (Call 03/15/24)[a]	500	511,800
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	760	762,759
4.50%, 02/01/25 (Call 11/01/24)	828	821,128
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	700	703,598
4.75%, 05/01/24 (Call 11/01/23)[a]	875	893,358
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	154	155,135
2.35%, 01/30/22 (Call 10/30/21)[a]	1,460	1,442,071
2.50%, 09/01/20 (Call 06/01/20)[a]	1,027	1,035,206

Security	Principal (000s)	Value
2.75%, 02/01/23 (Call 11/01/22)	$500	$495,510
3.25%, 11/30/26 (Call 08/30/26)[a]	500	496,260
3.30%, 01/15/26 (Call 10/15/25)[a]	4,755	4,744,919
3.38%, 03/15/22 (Call 12/15/21)[a]	50	51,707
3.38%, 10/01/24 (Call 07/01/24)[a]	955	972,429
3.50%, 09/01/25 (Call 06/01/25)	19	19,387
3.75%, 02/01/24 (Call 11/01/23)[a]	720	750,910
4.13%, 12/01/21 (Call 09/01/21)	1,040	1,108,505
4.38%, 03/01/21 (Call 12/01/20)	956	1,024,000
5.65%, 02/01/20 (Call 11/01/19)	1,533	1,672,319
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)[a]	500	502,290
3.88%, 12/01/23 (Call 09/01/23)[a]	915	936,182
6.13%, 06/01/20	673	742,238
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	1,680	1,577,789
3.70%, 10/01/20 (Call 07/01/20)[a]	610	629,465
3.75%, 07/01/24 (Call 04/01/24)	25	25,440
4.25%, 06/01/18	785	807,592
4.63%, 01/10/22 (Call 10/10/21)	580	620,008
Ventas Realty LP
3.13%, 06/15/23 (Call 03/15/23)	1,000	987,010
3.25%, 10/15/26 (Call 07/15/26)[a]	2,500	2,381,275
3.50%, 02/01/25 (Call 11/01/24)	1,095	1,075,750
4.13%, 01/15/26 (Call 10/15/25)	1,020	1,043,521
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,159,936
4.00%, 04/30/19 (Call 01/30/19)	225	232,594
4.25%, 03/01/22 (Call 12/01/21)	325	343,155
4.75%, 06/01/21 (Call 03/01/21)	970	1,041,625
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	521	522,303
4.13%, 06/01/21 (Call 05/01/21)[a]	2,000	2,050,000

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.88%, 06/01/26 (Call 03/01/26)[a]	$1,020	$1,069,725
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	25	25,085
5.00%, 01/15/22 (Call 10/15/21)	525	569,163
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,250	1,314,662
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	1,500	1,435,980
3.38%, 10/15/22 (Call 07/15/22)	200	201,170
Welltower Inc.
2.25%, 03/15/18	950	954,712
3.75%, 03/15/23 (Call 12/15/22)[a]	1,400	1,437,926
4.13%, 04/01/19 (Call 01/01/19)	720	746,489
4.25%, 04/01/26 (Call 01/01/26)	3,300	3,436,719
4.50%, 01/15/24 (Call 10/15/23)	460	488,258
4.70%, 09/15/17	950	965,885
4.95%, 01/15/21 (Call 10/15/20)	888	957,344
5.25%, 01/15/22 (Call 10/15/21)	915	1,008,961
6.13%, 04/15/20	400	443,220
Weyerhaeuser Co.
4.63%, 09/15/23	785	848,891
4.70%, 03/15/21 (Call 12/15/20)	1,680	1,785,118
7.38%, 10/01/19	2,000	2,238,960
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	570	563,251
4.60%, 04/01/24 (Call 01/01/24)	650	668,648

		191,584,280
RETAIL — 2.41%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	570,866
4.50%, 12/01/23 (Call 09/01/23)[a]	35	36,984
5.75%, 05/01/20	775	843,998
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	470	475,621
4.50%, 10/01/25 (Call 07/01/25)	805	831,501
5.50%, 02/01/20	445	478,504
AutoZone Inc.
1.63%, 04/21/19	485	480,926
2.50%, 04/15/21 (Call 03/15/21)[a]	515	510,823

Security	Principal (000s)	Value
2.88%, 01/15/23 (Call 10/15/22)[a]	$750	$739,717
3.13%, 07/15/23 (Call 04/15/23)[a]	435	432,164
3.13%, 04/21/26 (Call 01/21/26)	955	918,299
3.25%, 04/15/25 (Call 01/15/25)[a]	970	952,394
3.70%, 04/15/22 (Call 01/15/22)	440	454,912
4.00%, 11/15/20 (Call 08/15/20)[a]	150	157,718
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	408	403,981
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	1,725	1,873,333
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	1,000	1,020,960
Costco Wholesale Corp.
1.70%, 12/15/19	2,425	2,428,298
1.75%, 02/15/20	1,173	1,170,431
2.25%, 02/15/22[a]	285	283,182
CVS Health Corp.
1.90%, 07/20/18	2,358	2,368,163
2.13%, 06/01/21 (Call 05/01/21)	2,275	2,235,347
2.25%, 12/05/18 (Call 11/05/18)	5,620	5,668,164
2.25%, 08/12/19 (Call 07/12/19)	1,250	1,259,312
2.80%, 07/20/20 (Call 06/20/20)	4,185	4,250,998
3.38%, 08/12/24 (Call 05/12/24)	3,490	3,522,038
3.50%, 07/20/22 (Call 05/20/22)	1,780	1,835,376
3.88%, 07/20/25 (Call 04/20/25)	5,330	5,504,877
4.00%, 12/05/23 (Call 09/05/23)	1,900	1,997,717
4.13%, 05/15/21 (Call 02/15/21)	1,000	1,057,810
4.75%, 12/01/22 (Call 09/01/22)	3,000	3,263,490
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,300,247
4.15%, 11/01/25 (Call 08/01/25)	1,055	1,093,602
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	5,400	5,443,957
2.13%, 09/15/26 (Call 06/15/26)[a]	3,050	2,833,175
2.25%, 09/10/18 (Call 08/10/18)[a]	3,765	3,809,578

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.63%, 06/01/22 (Call 05/01/22)[a]	$4,547	$4,594,789
2.70%, 04/01/23 (Call 01/01/23)[a]	2,558	2,580,382
3.00%, 04/01/26 (Call 01/01/26)	1,890	1,890,756
3.35%, 09/15/25 (Call 06/15/25)	920	949,219
3.95%, 09/15/20 (Call 06/15/20)[a]	1,000	1,064,090
4.40%, 04/01/21 (Call 01/01/21)[a]	2,189	2,373,664
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,438	1,455,673
4.25%, 07/17/25 (Call 04/17/25)[a]	1,000	965,160
4.75%, 12/15/23 (Call 09/15/23)	500	513,355
Lowe’s Companies Inc.
1.15%, 04/15/19	1,110	1,097,213
2.50%, 04/15/26 (Call 01/15/26)[a]	2,965	2,826,327
3.12%, 04/15/22 (Call 01/15/22)	528	541,100
3.13%, 09/15/24 (Call 06/15/24)[a]	500	506,840
3.38%, 09/15/25 (Call 06/15/25)	2,115	2,165,570
3.75%, 04/15/21 (Call 01/15/21)	150	158,264
3.80%, 11/15/21 (Call 08/15/21)	1,555	1,649,015
3.88%, 09/15/23 (Call 06/15/23)	70	74,282
4.63%, 04/15/20 (Call 10/15/19)	575	615,083
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	660	635,501
3.88%, 01/15/22 (Call 10/15/21)[a]	1,249	1,248,088
6.65%, 07/15/24	2,140	2,335,018
McDonald’s Corp.
1.88%, 05/29/19	1,800	1,799,640
2.10%, 12/07/18	880	886,926
2.20%, 05/26/20 (Call 04/26/20)	1,737	1,741,551
2.63%, 01/15/22[a]	848	849,204
2.75%, 12/09/20 (Call 11/09/20)	2,292	2,332,545
3.25%, 06/10/24	1,176	1,202,284
3.38%, 05/26/25 (Call 02/26/25)	1,250	1,257,150
3.63%, 05/20/21	930	971,441

Security	Principal (000s)	Value
3.70%, 01/30/26 (Call 10/30/25)[a]	$3,150	$3,221,001
5.00%, 02/01/19[a]	500	529,440
5.35%, 03/01/18	1,058	1,098,077
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	350	363,664
4.75%, 05/01/20[a]	690	735,250
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	435	433,360
3.85%, 06/15/23 (Call 03/15/23)[a]	1,100	1,135,662
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,124,792
4.88%, 01/14/21 (Call 10/14/20)	115	123,811
QVC Inc.
3.13%, 04/01/19	625	632,813
4.38%, 03/15/23	950	957,125
4.45%, 02/15/25 (Call 11/15/24)	750	737,813
4.85%, 04/01/24	575	585,781
5.13%, 07/02/22	1,930	2,028,913
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	500,935
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	350	341,078
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	200	204,328
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,275	1,287,164
2.10%, 02/04/21 (Call 01/04/21)[a]	3,025	3,028,509
2.45%, 06/15/26 (Call 03/15/26)	1,015	970,766
2.70%, 06/15/22 (Call 04/15/22)	485	492,338
3.85%, 10/01/23 (Call 07/01/23)	900	966,483
Target Corp.
2.30%, 06/26/19	2,160	2,189,700
2.50%, 04/15/26[a]	4,130	3,895,044
2.90%, 01/15/22	1,095	1,117,765
3.50%, 07/01/24[a]	615	638,032
3.88%, 07/15/20	424	448,893
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	2,680	2,475,998
2.50%, 05/15/23 (Call 02/15/23)	35	34,494
2.75%, 06/15/21 (Call 04/15/21)	570	582,603

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.13%, 04/11/18	$2,000	$1,997,040
1.95%, 12/15/18[a]	800	807,176
2.55%, 04/11/23 (Call 01/11/23)[a]	3,579	3,572,665
3.25%, 10/25/20	1,852	1,940,433
3.30%, 04/22/24 (Call 01/22/24)	4,305	4,465,404
3.63%, 07/08/20	1,132	1,196,999
4.13%, 02/01/19	600	628,860
4.25%, 04/15/21[a]	1,074	1,165,247
Walgreen Co.
3.10%, 09/15/22	2,175	2,188,137
5.25%, 01/15/19	157	166,073
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	445	445,828
2.60%, 06/01/21 (Call 05/01/21)	245	244,841
2.70%, 11/18/19 (Call 10/18/19)	1,370	1,389,988
3.30%, 11/18/21 (Call 09/18/21)	850	869,125
3.45%, 06/01/26 (Call 03/01/26)	4,000	3,933,760
3.80%, 11/18/24 (Call 08/18/24)	4,457	4,554,564

		166,236,365
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	355	362,530

		362,530
SEMICONDUCTORS — 1.10%
Altera Corp.
2.50%, 11/15/18	300	304,854
4.10%, 11/15/23	1,350	1,457,892
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	2,137	2,126,913
2.88%, 06/01/23 (Call 03/01/23)	1,550	1,527,603
3.50%, 12/05/26 (Call 09/05/26)[a]	2,250	2,240,843
3.90%, 12/15/25 (Call 09/15/25)	245	252,051
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	575	583,947
3.90%, 10/01/25 (Call 07/01/25)[a]	640	676,653
4.30%, 06/15/21	1,500	1,615,200
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[d]	7,330	7,340,554

Security	Principal (000s)	Value
3.88%, 01/15/27 (Call 10/15/26)[d]	$8,717	$8,778,019
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	820	806,741
2.45%, 07/29/20	2,590	2,638,718
2.60%, 05/19/26 (Call 02/19/26)	3,050	2,947,154
2.70%, 12/15/22[a]	3,875	3,918,206
3.10%, 07/29/22	2,015	2,080,326
3.30%, 10/01/21	6,036	6,320,416
3.70%, 07/29/25 (Call 04/29/25)	2,130	2,241,080
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	710	728,914
4.13%, 11/01/21 (Call 09/01/21)[a]	2,165	2,274,506
4.65%, 11/01/24 (Call 08/01/24)[a]	995	1,068,202
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	415	419,482
2.80%, 06/15/21 (Call 05/15/21)	1,405	1,410,128
3.80%, 03/15/25 (Call 12/15/24)	1,000	1,011,540
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	850	849,150
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,155	1,134,025
3.20%, 09/16/26 (Call 06/16/26)	2,390	2,321,503
QUALCOMM Inc.
1.40%, 05/18/18	1,491	1,488,868
2.25%, 05/20/20	2,792	2,804,201
3.00%, 05/20/22	5,118	5,185,301
3.45%, 05/20/25 (Call 02/20/25)	2,475	2,503,883
Texas Instruments Inc.
1.00%, 05/01/18	495	492,837
1.65%, 08/03/19	754	752,567
1.75%, 05/01/20 (Call 04/01/20)	764	757,689
2.75%, 03/12/21 (Call 02/12/21)[a]	500	509,975
Xilinx Inc.
2.13%, 03/15/19	1,641	1,641,164
3.00%, 03/15/21	600	607,194

		75,818,299
SOFTWARE — 2.02%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)[d]	1,800	1,766,736

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.40%, 09/15/26 (Call 06/15/26)[d]	$1,190	$1,159,143
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	725	730,438
4.75%, 02/01/20	1,368	1,476,496
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)[a]	1,100	1,115,939
4.38%, 06/15/25 (Call 03/15/25)	765	789,488
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	920	900,625
3.95%, 09/01/20	465	488,487
CA Inc.
2.88%, 08/15/18	35	35,403
4.50%, 08/15/23 (Call 05/15/23)[a]	1,210	1,277,808
5.38%, 12/01/19[a]	680	737,970
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	711	716,183
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	890	934,820
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	290,648
4.80%, 03/01/26 (Call 12/01/25)[a]	285	307,119
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,000	978,800
2.85%, 10/15/18	3,550	3,607,120
3.00%, 08/15/26 (Call 05/15/26)	1,500	1,422,975
3.50%, 04/15/23 (Call 01/15/23)	900	915,984
3.63%, 10/15/20 (Call 09/15/20)	1,019	1,055,837
5.00%, 03/15/22 (Call 03/15/17)	2,400	2,461,416
5.00%, 10/15/25 (Call 07/15/25)	4,425	4,846,702
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	1,543	1,558,214
3.50%, 10/01/22 (Call 07/01/22)	1,020	1,043,552
4.63%, 10/01/20	1,000	1,070,290
4.75%, 06/15/21	850	917,261
Microsoft Corp.
1.00%, 05/01/18[a]	395	394,317
1.10%, 08/08/19[a]	3,100	3,066,861
1.30%, 11/03/18	3,655	3,656,754

Security	Principal (000s)	Value
1.55%, 08/08/21 (Call 07/08/21)	$4,400	$4,275,700
1.63%, 12/06/18[a]	2,250	2,261,700
1.85%, 02/06/20	760	762,858
1.85%, 02/12/20 (Call 01/12/20)[a]	3,247	3,259,274
2.00%, 11/03/20 (Call 10/03/20)[a]	2,435	2,446,347
2.00%, 08/08/23 (Call 06/08/23)	2,850	2,740,132
2.13%, 11/15/22	2,800	2,744,756
2.38%, 02/12/22 (Call 01/12/22)	3,752	3,764,794
2.38%, 05/01/23 (Call 02/01/23)	1,191	1,175,517
2.40%, 02/06/22 (Call 01/06/22)[a]	2,300	2,311,109
2.40%, 08/08/26 (Call 05/08/26)	2,350	2,231,536
2.65%, 11/03/22 (Call 09/03/22)	3,450	3,482,085
2.70%, 02/12/25 (Call 11/12/24)[a]	6,025	5,949,085
3.00%, 10/01/20	499	518,092
3.13%, 11/03/25 (Call 08/03/25)	3,850	3,887,460
3.30%, 02/06/27 (Call 11/06/26)	2,350	2,394,909
3.63%, 12/15/23 (Call 09/15/23)	2,200	2,324,344
4.00%, 02/08/21[a]	1,170	1,255,749
4.20%, 06/01/19	1,049	1,111,804
Oracle Corp.
2.25%, 10/08/19[a]	6,355	6,446,448
2.38%, 01/15/19[a]	3,430	3,485,703
2.40%, 09/15/23 (Call 07/15/23)	2,000	1,955,040
2.50%, 05/15/22 (Call 03/15/22)[a]	6,616	6,618,712
2.50%, 10/15/22	7,325	7,308,299
2.65%, 07/15/26 (Call 04/15/26)	4,920	4,720,051
2.80%, 07/08/21	2,000	2,043,700
2.95%, 05/15/25 (Call 02/15/25)[a]	6,800	6,734,244
3.40%, 07/08/24 (Call 04/08/24)	1,600	1,646,832
3.63%, 07/15/23	3,280	3,447,280
3.88%, 07/15/20[a]	402	427,258
5.00%, 07/08/19	2,319	2,497,563
5.75%, 04/15/18[a]	3,328	3,492,403

		139,444,170
STORAGE & WAREHOUSING — 0.01%
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	1,000	960,250

		960,250

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 3.37%
America Movil SAB de CV
3.13%, 07/16/22	$3,750	$3,749,062
5.00%, 10/16/19	900	962,478
5.00%, 03/30/20	3,230	3,458,102
AT&T Inc.
2.30%, 03/11/19[a]	3,080	3,099,342
2.38%, 11/27/18	975	983,726
2.45%, 06/30/20 (Call 05/30/20)	2,438	2,443,510
2.63%, 12/01/22 (Call 09/01/22)	3,600	3,502,008
2.80%, 02/17/21 (Call 01/17/21)	2,625	2,633,242
3.00%, 02/15/22	2,000	1,994,060
3.00%, 06/30/22 (Call 04/30/22)	2,965	2,944,838
3.40%, 05/15/25 (Call 02/15/25)	8,040	7,778,218
3.60%, 02/17/23 (Call 12/17/22)[a]	5,695	5,755,880
3.80%, 03/15/22	1,702	1,753,690
3.88%, 08/15/21[a]	1,923	1,996,843
3.90%, 03/11/24 (Call 12/11/23)	3,550	3,609,462
3.95%, 01/15/25 (Call 10/15/24)	1,355	1,363,645
4.13%, 02/17/26 (Call 11/17/25)[a]	7,700	7,811,959
4.45%, 05/15/21[a]	3,084	3,271,538
4.45%, 04/01/24 (Call 01/01/24)[a]	2,775	2,904,620
4.60%, 02/15/21 (Call 11/15/20)	2,153	2,293,010
5.00%, 03/01/21	4,469	4,830,363
5.20%, 03/15/20	1,475	1,593,855
5.50%, 02/01/18[a]	4,513	4,674,430
5.80%, 02/15/19	6,138	6,587,608
5.88%, 10/01/19	1,868	2,039,408
British Telecommunications PLC
2.35%, 02/14/19	1,885	1,895,952
Cisco Systems Inc.
1.60%, 02/28/19	9,235	9,245,897
1.65%, 06/15/18	2,400	2,409,552
2.13%, 03/01/19	2,730	2,759,948
2.20%, 02/28/21	750	751,133
2.20%, 09/20/23 (Call 07/20/23)	1,400	1,354,402
2.45%, 06/15/20	1,588	1,614,011
2.50%, 09/20/26 (Call 06/20/26)	1,300	1,243,762
2.60%, 02/28/23	2,400	2,395,632
2.90%, 03/04/21[a]	250	256,932
2.95%, 02/28/26[a]	2,187	2,180,330

Security	Principal (000s)	Value
3.00%, 06/15/22[a]	$2,385	$2,445,150
3.50%, 06/15/25[a]	1,660	1,733,887
3.63%, 03/04/24	1,200	1,263,636
4.45%, 01/15/20	1,362	1,458,933
4.95%, 02/15/19	1,994	2,122,553
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,089	1,187,424
6.75%, 08/20/18	2,358	2,523,815
GTE Corp.
6.84%, 04/15/18	440	462,691
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	520	532,459
4.50%, 03/15/24	971	1,021,958
4.60%, 03/15/21	475	506,991
Motorola Solutions Inc.
3.50%, 09/01/21	775	784,935
3.50%, 03/01/23	611	602,660
3.75%, 05/15/22	1,610	1,641,089
4.00%, 09/01/24[a]	1,059	1,059,328
7.50%, 05/15/25[a]	600	712,218
Orange SA
1.63%, 11/03/19	3,190	3,137,429
2.75%, 02/06/19	2,652	2,687,590
4.13%, 09/14/21	1,984	2,097,167
5.38%, 07/08/19	1,034	1,109,193
Qwest Corp.
6.75%, 12/01/21	481	533,309
7.25%, 09/15/25[a]	535	579,138
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)[a]	1,250	1,185,513
3.00%, 03/15/23 (Call 12/15/22)	1,770	1,766,566
3.63%, 12/15/25 (Call 09/15/25)[a]	555	562,853
4.10%, 10/01/23 (Call 07/01/23)	660	696,775
6.80%, 08/15/18	2,000	2,144,380
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	850	868,377
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	1,000	1,013,910
4.57%, 04/27/23	2,000	2,130,860
5.13%, 04/27/20	674	724,550

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.46%, 02/16/21	$2,664	$2,921,928
5.88%, 07/15/19	648	700,890
6.22%, 07/03/17	3,200	3,248,554
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	1,000	1,083,240
Verizon Communications Inc.
1.75%, 08/15/21 (Call 07/15/21)	2,270	2,174,388
2.45%, 11/01/22 (Call 08/01/22)	6,050	5,866,322
2.63%, 02/21/20	150	151,976
2.63%, 08/15/26[a]	2,609	2,395,819
2.95%, 03/15/22[d]	13,260	13,284,133
3.00%, 11/01/21 (Call 09/01/21)	3,635	3,667,642
3.45%, 03/15/21[a]	3,550	3,659,908
3.50%, 11/01/21	6,570	6,771,962
3.50%, 11/01/24 (Call 08/01/24)	8,411	8,419,410
4.15%, 03/15/24 (Call 12/15/23)	1,100	1,146,970
4.50%, 09/15/20	3,700	3,954,745
4.60%, 04/01/21[a]	1,965	2,109,604
5.15%, 09/15/23	9,950	10,960,223
Vodafone Group PLC
2.50%, 09/26/22[a]	2,200	2,144,582
2.95%, 02/19/23	1,750	1,721,580
4.38%, 03/16/21	500	533,415
4.63%, 07/15/18	670	693,638
5.45%, 06/10/19	3,100	3,329,772

		232,380,486
TEXTILES — 0.02%
Cintas Corp. No. 2
4.30%, 06/01/21	340	361,315
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	795	813,555

		1,174,870
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	690	702,268
Mattel Inc.
1.70%, 03/15/18	635	633,603
2.35%, 05/06/19	481	482,510
2.35%, 08/15/21 (Call 07/15/21)[a]	685	670,334
3.15%, 03/15/23 (Call 12/15/22)	150	148,415
4.35%, 10/01/20[a]	475	501,211

		3,138,341

Security	Principal (000s)	Value
TRANSPORTATION — 1.07%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$1,500	$1,524,405
3.00%, 04/01/25 (Call 01/01/25)	3,267	3,271,084
3.05%, 03/15/22 (Call 12/15/21)	2,525	2,587,595
3.05%, 09/01/22 (Call 06/01/22)[a]	3,000	3,069,840
3.40%, 09/01/24 (Call 06/01/24)	1,585	1,637,051
3.65%, 09/01/25 (Call 06/01/25)	500	522,865
3.75%, 04/01/24 (Call 01/01/24)	1,045	1,102,485
4.10%, 06/01/21 (Call 03/01/21)	2,575	2,741,731
4.70%, 10/01/19	1,084	1,163,891
5.75%, 03/15/18	1,216	1,268,860
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	515	503,495
2.75%, 03/01/26 (Call 12/01/25)[a]	725	715,169
2.85%, 12/15/21 (Call 09/15/21)	400	407,624
2.95%, 11/21/24 (Call 08/21/24)	895	903,431
5.55%, 03/01/19	762	817,001
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	1,275	1,257,698
4.45%, 03/15/23 (Call 12/15/22)	70	75,330
4.50%, 01/15/22	875	940,782
7.25%, 05/15/19	585	649,590
9.45%, 08/01/21	670	833,547
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)[a]	1,830	1,722,707
3.35%, 11/01/25 (Call 08/01/25)[a]	945	947,637
3.40%, 08/01/24 (Call 05/01/24)[a]	1,800	1,830,438
3.70%, 10/30/20 (Call 07/30/20)	256	267,041
3.70%, 11/01/23 (Call 08/01/23)	20	20,802
4.25%, 06/01/21 (Call 03/01/21)	415	442,133
FedEx Corp.
2.30%, 02/01/20	1,760	1,777,811
2.63%, 08/01/22	1,350	1,351,741
2.70%, 04/15/23	70	69,250
3.20%, 02/01/25	1,000	1,002,970
3.25%, 04/01/26 (Call 01/01/26)[a]	590	588,767

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.30%, 03/15/27 (Call 12/15/26)[a]	$1,315	$1,307,938
4.00%, 01/15/24	1,200	1,273,716
8.00%, 01/15/19	1,550	1,722,484
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	950	975,546
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	540	525,388
3.13%, 06/01/26 (Call 03/01/26)	680	641,022
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	440	438,579
2.90%, 06/15/26 (Call 03/15/26)[a]	3,700	3,593,440
3.00%, 04/01/22 (Call 01/01/22)	425	431,035
3.25%, 12/01/21 (Call 09/01/21)	690	709,292
3.85%, 01/15/24 (Call 10/15/23)	570	597,377
5.75%, 04/01/18	685	715,400
5.90%, 06/15/19	605	656,522
Norfolk Southern Railway Co.
9.75%, 06/15/20	560	684,398
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	1,915	1,874,364
2.45%, 09/03/19 (Call 08/03/19)	375	377,513
2.50%, 03/01/18 (Call 02/01/18)	485	489,147
2.55%, 06/01/19 (Call 05/01/19)[a]	675	681,109
2.65%, 03/02/20 (Call 02/02/20)[a]	360	363,064
2.80%, 03/01/22 (Call 02/01/22)	475	476,491
2.88%, 09/01/20 (Call 08/01/20)	525	531,788
3.45%, 11/15/21 (Call 10/15/21)[a]	555	571,228
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	69,688
2.25%, 02/15/19	830	840,475
2.75%, 04/15/23 (Call 01/15/23)[a]	1,135	1,131,198
2.75%, 03/01/26 (Call 12/01/25)	1,360	1,330,352
2.95%, 01/15/23 (Call 10/15/22)	570	577,541
3.25%, 08/15/25 (Call 05/15/25)	1,500	1,529,130
3.75%, 03/15/24 (Call 12/15/23)	830	874,007
4.00%, 02/01/21 (Call 11/01/20)[a]	500	530,735

Security	Principal (000s)	Value
4.16%, 07/15/22 (Call 04/15/22)	$964	$1,038,883
5.70%, 08/15/18	762	806,699
5.75%, 11/15/17	930	958,616
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)[a]	750	715,935
2.45%, 10/01/22[a]	544	546,236
3.13%, 01/15/21	2,189	2,271,022
5.13%, 04/01/19	3,931	4,211,556
United Parcel Service of America Inc.
8.38%, 04/01/20	370	437,906

		73,521,591
TRUCKING & LEASING — 0.07%
GATX Corp.
2.38%, 07/30/18	40	40,283
2.50%, 07/30/19	575	577,179
2.60%, 03/30/20 (Call 02/28/20)[a]	650	654,882
3.25%, 03/30/25 (Call 12/30/24)	610	592,054
3.25%, 09/15/26 (Call 06/15/26)[a]	590	564,359
3.85%, 03/30/27 (Call 12/30/26)	1,245	1,248,909
3.90%, 03/30/23	235	241,526
4.75%, 06/15/22	725	784,486
4.85%, 06/01/21[a]	296	319,585

		5,023,263
WATER — 0.04%
American Water Capital Corp.
3.00%, 12/01/26 (Call 09/01/26)	1,295	1,272,635
3.40%, 03/01/25 (Call 12/01/24)	699	717,628
3.85%, 03/01/24 (Call 12/01/23)	145	153,138
United Utilities PLC
4.55%, 06/19/18	400	410,852
5.38%, 02/01/19	210	220,097

		2,774,350

TOTAL CORPORATE BONDS & NOTES (Cost: $5,846,027,870)		5,854,905,473

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[e] — 13.33%

CANADA — 1.58%
Canada Government International Bond
1.13%, 03/19/18	$6,125	$6,127,082
1.63%, 02/27/19[a]	5,400	5,433,102
Export Development Canada
1.00%, 11/01/18	145	144,181
1.00%, 09/13/19	2,150	2,118,932
1.25%, 12/10/18	400	398,540
1.25%, 02/04/19	2,950	2,939,026
1.38%, 10/21/21	1,000	968,630
1.63%, 12/03/19	1,740	1,739,165
1.63%, 01/17/20	5,000	4,993,200
1.75%, 08/19/19	145	145,644
1.75%, 07/21/20[a]	5,575	5,568,254
Province of Alberta Canada
1.90%, 12/06/19	1,750	1,750,735
Province of British Columbia Canada
2.00%, 10/23/22[a]	1,505	1,476,887
2.25%, 06/02/26	3,150	3,025,197
2.65%, 09/22/21[a]	250	255,560
Province of Manitoba Canada
1.13%, 06/01/18[a]	600	598,182
1.75%, 05/30/19	3,005	3,010,529
2.10%, 09/06/22	3,570	3,514,808
3.05%, 05/14/24[a]	2,795	2,860,012
Province of Nova Scotia Canada
8.25%, 07/30/22	70	88,080
9.25%, 03/01/20	525	627,029
Province of Ontario Canada
1.20%, 02/14/18[a]	2,550	2,546,506
1.63%, 01/18/19	3,500	3,499,580
1.65%, 09/27/19	3,300	3,284,490
1.88%, 05/21/20[a]	7,875	7,844,051
2.00%, 09/27/18[a]	1,675	1,687,429
2.00%, 01/30/19[a]	5,490	5,527,057
2.50%, 09/10/21	6,880	6,956,024
2.50%, 04/27/26[a]	500	487,885
3.20%, 05/16/24	3,195	3,301,362
4.00%, 10/07/19	1,110	1,170,240
4.40%, 04/14/20	2,370	2,540,830

Security	Principal (000s)	Value
Province of Quebec Canada
2.50%, 04/20/26	$500	$487,750
2.63%, 02/13/23	4,380	4,410,353
2.75%, 08/25/21[a]	2,750	2,812,755
2.88%, 10/16/24	3,895	3,949,647
3.50%, 07/29/20	4,620	4,846,934
4.63%, 05/14/18	2,200	2,283,512
7.13%, 02/09/24	2,640	3,303,115

		108,722,295
CHILE — 0.13%
Chile Government International Bond
2.25%, 10/30/22	2,070	2,040,523
3.13%, 03/27/25[a]	1,500	1,528,710
3.13%, 01/21/26	2,780	2,822,812
3.25%, 09/14/21	800	832,344
3.88%, 08/05/20	1,750	1,852,060

		9,076,449
COLOMBIA — 0.33%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)	6,450	6,625,891
4.38%, 07/12/21[a]	7,700	8,161,924
4.50%, 01/28/26 (Call 10/28/25)[a]	1,850	1,953,359
7.38%, 03/18/19	2,350	2,604,505
8.13%, 05/21/24[a]	465	588,569
11.75%, 02/25/20	2,020	2,552,513

		22,486,761
GERMANY — 0.23%
FMS Wertmanagement AoeR
1.00%, 08/16/19	3,825	3,764,489
1.25%, 07/30/18	4,500	4,492,395
1.63%, 11/20/18	3,800	3,812,046
1.75%, 03/17/20	3,500	3,496,115

		15,565,045
HUNGARY — 0.31%
Hungary Government International Bond
4.00%, 03/25/19	1,232	1,276,660
5.38%, 03/25/24	6,600	7,334,250
5.75%, 11/22/23	5,950	6,723,500

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.25%, 01/29/20	$250	$275,000
6.38%, 03/29/21	5,000	5,612,500

		21,221,910
ISRAEL — 0.09%
Israel Government International Bond
2.88%, 03/16/26	2,500	2,452,500
4.00%, 06/30/22	2,400	2,560,704
5.13%, 03/26/19	1,425	1,522,883

		6,536,087
ITALY — 0.09%
Republic of Italy Government International Bond
6.88%, 09/27/23	5,075	5,955,817

		5,955,817
JAPAN — 0.60%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	3,060	2,934,295
1.75%, 07/31/18	2,500	2,501,725
1.75%, 11/13/18	4,250	4,244,560
1.75%, 05/28/20	3,200	3,147,040
1.88%, 04/20/21	1,500	1,464,645
1.88%, 07/21/26	1,500	1,380,165
2.00%, 11/04/21	3,570	3,483,570
2.13%, 02/07/19	1,000	1,003,440
2.13%, 02/10/25	5,000	4,772,800
2.25%, 02/24/20	3,164	3,166,626
2.25%, 11/04/26	1,750	1,655,763
2.38%, 04/20/26	2,500	2,405,225
2.50%, 05/28/25[a]	1,000	977,770
3.38%, 07/31/23	2,800	2,924,432
Japan Finance Organization for Municipalities
4.00%, 01/13/21[a]	1,900	2,001,536
5.00%, 05/16/17	1,400	1,410,184
Japan International Cooperation Agency
2.13%, 10/20/26	2,000	1,876,480

		41,350,256

Security	Principal (000s)	Value
MEXICO — 0.52%
Mexico Government International Bond
3.50%, 01/21/21[a]	$4,300	$4,425,174
3.60%, 01/30/25[a]	5,250	5,211,360
3.63%, 03/15/22[a]	5,830	5,958,085
4.00%, 10/02/23	4,164	4,266,809
4.13%, 01/21/26[a]	5,800	5,936,068
5.13%, 01/15/20[a]	2,950	3,195,263
5.95%, 03/19/19	5,310	5,756,996
8.13%, 12/30/19	850	997,824

		35,747,579
PANAMA — 0.17%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	2,500	2,560,775
4.00%, 09/22/24 (Call 06/22/24)[a]	1,750	1,830,290
5.20%, 01/30/20	5,550	6,007,487
7.13%, 01/29/26[a]	1,300	1,641,497

		12,040,049
PERU — 0.07%
Peruvian Government International Bond
7.13%, 03/30/19[a]	1,745	1,934,210
7.35%, 07/21/25[a]	2,500	3,262,600

		5,196,810
PHILIPPINES — 0.31%
Philippine Government International Bond
4.00%, 01/15/21	8,200	8,755,387
4.20%, 01/21/24	3,000	3,269,370
5.50%, 03/30/26	1,491	1,779,985
8.38%, 06/17/19	850	978,588
9.88%, 01/15/19	2,600	2,996,604
10.63%, 03/16/25	2,180	3,360,448

		21,140,382
POLAND — 0.38%
Republic of Poland Government International Bond
3.00%, 03/17/23[a]	1,000	1,000,000
3.25%, 04/06/26[a]	3,850	3,811,500

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.00%, 01/22/24[a]	$8,480	$8,893,401
5.00%, 03/23/22	2,010	2,208,487
5.13%, 04/21/21	1,950	2,137,688
6.38%, 07/15/19	7,250	8,002,187

		26,053,263
SOUTH AFRICA — 0.28%
Republic of South Africa Government International Bond
4.67%, 01/17/24	2,780	2,866,875
4.88%, 04/14/26	2,100	2,155,125
5.50%, 03/09/20[a]	2,400	2,574,000
5.88%, 05/30/22[a]	2,800	3,104,500
5.88%, 09/16/25	2,400	2,640,000
6.88%, 05/27/19[a]	5,800	6,336,500

		19,677,000
SOUTH KOREA — 0.45%
Export-Import Bank of Korea
1.50%, 10/21/19	2,000	1,974,920
1.75%, 05/26/19	2,000	1,989,940
1.88%, 10/21/21[a]	1,000	966,690
2.25%, 01/21/20	5,000	5,000,900
2.38%, 08/12/19	3,250	3,276,357
2.88%, 01/21/25	2,500	2,465,250
4.00%, 01/29/21	900	944,874
4.00%, 01/14/24	2,500	2,643,250
4.38%, 09/15/21	3,700	3,964,921
5.00%, 04/11/22	1,250	1,381,013
5.13%, 06/29/20	2,550	2,771,518
Korea International Bond
3.88%, 09/11/23	1,250	1,346,500
7.13%, 04/16/19	2,200	2,444,970

		31,171,103
SUPRANATIONAL — 7.56%
African Development Bank
0.88%, 03/15/18	1,005	1,001,201
1.00%, 05/15/19	2,258	2,230,723
1.13%, 03/04/19[a]	4,022	3,993,886
1.13%, 09/20/19	3,800	3,751,322
1.25%, 07/26/21	1,030	993,198
1.63%, 10/02/18[a]	2,145	2,152,979
2.38%, 09/23/21[a]	2,946	2,976,874

Security	Principal (000s)	Value
Asian Development Bank
0.88%, 04/26/18[a]	$1,600	$1,594,432
0.88%, 10/05/18	5,250	5,211,623
1.00%, 08/16/19	1,030	1,015,868
1.13%, 06/05/18[a]	4,000	3,994,400
1.38%, 01/15/19[a]	2,750	2,747,305
1.38%, 03/23/20	6,045	5,986,182
1.50%, 09/28/18	1,120	1,122,968
1.50%, 01/22/20	5,725	5,698,035
1.63%, 08/26/20[a]	1,480	1,470,898
1.63%, 03/16/21[a]	5,300	5,231,471
1.75%, 09/11/18	1,250	1,257,975
1.75%, 03/21/19[a]	2,320	2,332,876
1.75%, 01/10/20	7,500	7,525,425
1.88%, 10/23/18	1,700	1,713,838
1.88%, 04/12/19[a]	550	554,444
1.88%, 02/18/22[a]	3,645	3,607,201
2.00%, 02/16/22	2,000	1,993,920
2.00%, 01/22/25[a]	2,400	2,318,016
2.13%, 11/24/21[a]	2,800	2,806,636
2.13%, 03/19/25[a]	1,050	1,020,789
2.63%, 01/12/27	3,500	3,534,685
Corp. Andina de Fomento
2.13%, 09/27/21[a]	3,000	2,940,930
4.38%, 06/15/22	2,779	2,979,616
Council of Europe Development Bank
1.00%, 02/04/19	1,030	1,018,958
1.13%, 05/31/18	1,615	1,610,785
1.63%, 03/10/20	1,990	1,979,274
1.75%, 11/14/19	1,410	1,410,790
1.88%, 01/27/20	4,000	4,011,320
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,500	1,473,840
1.00%, 09/17/18	2,200	2,187,966
1.13%, 08/24/20	1,630	1,591,548
1.50%, 03/16/20[a]	1,600	1,588,944
1.50%, 11/02/21[a]	3,000	2,918,310
1.63%, 04/10/18	50	50,083
1.63%, 11/15/18	4,905	4,925,356
1.75%, 06/14/19	20	20,064
1.75%, 11/26/19	2,650	2,654,797

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.88%, 02/23/22	$5,000	$4,928,800
2.13%, 03/07/22	2,000	1,997,740
European Investment Bank
1.00%, 03/15/18	10,110	10,085,837
1.00%, 06/15/18	10,050	10,012,413
1.13%, 08/15/18	6,250	6,229,188
1.13%, 08/15/19	5,000	4,934,650
1.25%, 05/15/18	2,595	2,594,351
1.25%, 05/15/19	11,275	11,189,084
1.25%, 12/16/19	5,500	5,423,110
1.38%, 06/15/20[a]	15,755	15,497,091
1.38%, 09/15/21[a]	2,500	2,415,450
1.63%, 12/18/18	8,250	8,274,667
1.63%, 03/16/20	5,900	5,865,367
1.63%, 12/15/20[a]	2,500	2,462,850
1.63%, 06/15/21[a]	500	489,850
1.75%, 06/17/19	9,100	9,125,389
1.75%, 05/15/20[a]	1,050	1,046,997
1.88%, 03/15/19[a]	2,975	2,994,873
1.88%, 02/10/25	8,310	7,896,079
2.00%, 03/15/21	6,200	6,180,036
2.13%, 10/15/21	8,520	8,496,485
2.13%, 04/13/26[a]	3,800	3,647,278
2.25%, 03/15/22	5,500	5,500,220
2.25%, 08/15/22[a]	14,655	14,610,742
2.50%, 04/15/21	2,650	2,690,784
2.50%, 10/15/24[a]	500	499,475
2.88%, 09/15/20	1,120	1,154,653
3.25%, 01/29/24[a]	2,350	2,460,638
4.00%, 02/16/21	700	750,883
Inter-American Development Bank
0.88%, 03/15/18[a]	2,810	2,800,306
1.13%, 08/28/18[a]	2,650	2,642,766
1.25%, 09/14/21[a]	4,150	4,009,232
1.50%, 09/25/18[a]	205	205,531
1.75%, 08/24/18	1,700	1,711,169
1.75%, 10/15/19[a]	3,400	3,411,594
1.75%, 04/14/22	6,750	6,632,752
1.88%, 06/16/20[a]	1,860	1,865,692
1.88%, 03/15/21[a]	25,325	25,244,720
2.00%, 06/02/26[a]	800	763,080
2.13%, 11/09/20	1,870	1,887,017
2.13%, 01/18/22	5,000	5,019,200
2.13%, 01/15/25[a]	1,180	1,152,836

Security	Principal (000s)	Value
3.00%, 10/04/23[a]	$2,850	$2,967,933
3.00%, 02/21/24	3,000	3,117,120
3.88%, 02/14/20[a]	820	870,930
4.25%, 09/10/18	1,200	1,252,596
Series E
3.88%, 09/17/19[a]	2,800	2,955,820
International Bank for Reconstruction & Development
0.88%, 07/19/18	2,686	2,671,603
0.88%, 08/15/19	2,600	2,558,296
1.00%, 06/15/18[a]	8,145	8,120,239
1.00%, 10/05/18[a]	39,180	38,985,667
1.13%, 11/27/19[a]	6,825	6,736,275
1.38%, 04/10/18	6,195	6,207,514
1.38%, 05/24/21	7,750	7,562,760
1.38%, 09/20/21[a]	3,000	2,915,340
1.63%, 03/09/21[a]	13,275	13,111,452
1.63%, 02/10/22[a]	2,180	2,132,520
1.75%, 04/19/23	2,500	2,420,250
1.88%, 03/15/19	4,700	4,738,493
1.88%, 10/07/19[a]	3,000	3,022,050
1.88%, 10/07/22[a]	1,950	1,917,123
1.88%, 10/27/26[a]	1,750	1,652,140
2.00%, 01/26/22	7,250	7,230,280
2.13%, 02/13/23[a]	5,375	5,325,711
2.13%, 03/03/25	7,005	6,812,713
2.25%, 06/24/21[a]	10,655	10,765,812
2.50%, 11/25/24[a]	950	952,432
2.50%, 07/29/25[a]	6,310	6,295,866
7.63%, 01/19/23	35	45,230
International Finance Corp.
0.88%, 06/15/18	5,475	5,449,541
1.13%, 07/20/21[a]	4,000	3,851,200
1.63%, 07/16/20	6,560	6,532,186
1.75%, 09/04/18	8,400	8,454,516
1.75%, 09/16/19[a]	2,066	2,075,545
2.13%, 11/17/17	950	955,998
Nordic Investment Bank
0.88%, 09/27/18	2,430	2,412,528
1.13%, 02/25/19	2,027	2,011,757
1.25%, 08/02/21	1,000	966,690
1.50%, 09/29/20	3,000	2,964,540
2.13%, 02/01/22	2,000	2,004,800
2.25%, 09/30/21	200	201,340

		521,227,432

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
SWEDEN — 0.19%
Svensk Exportkredit AB
1.13%, 04/05/18	$1,500	$1,496,115
1.13%, 08/28/19	6,000	5,908,680
1.75%, 08/28/20[a]	5,000	4,960,850
1.88%, 06/23/20	1,000	996,480

		13,362,125
URUGUAY — 0.04%
Uruguay Government International Bond
4.50%, 08/14/24[a]	2,175	2,308,436
8.00%, 11/18/22[a]	565	698,052

		3,006,488

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $926,291,521)		919,536,851

MUNICIPAL DEBT OBLIGATIONS — 0.20%

CALIFORNIA — 0.07%
State of California Department of Water Resources Power Supply Revenue RB
Series P
1.71%, 05/01/21	2,000	1,957,660
2.00%, 05/01/22	1,680	1,642,670
State of California GO
6.20%, 10/01/19	525	585,086
State of California GO BAB
5.70%, 11/01/21	500	566,350
University of California RB
Series AH
1.80%, 07/01/19	640	642,778

		5,394,544
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	1,375	1,407,821

		1,407,821
ILLINOIS — 0.07%
State of Illinois GO
4.95%, 06/01/23	2,845	2,870,093
5.67%, 03/01/18	700	721,994

Security	Principal or Shares (000s)	Value
5.88%, 03/01/19	$1,065	$1,116,280

		4,708,367
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB Series E
4.20%, 12/01/21	490	524,085

		524,085
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	975	887,825
0.00%, 02/15/21 (AGM)	480	419,722
0.00%, 02/15/23 (AGM)	180	142,358

		1,449,905
NEW YORK — 0.00%
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	50	60,311

		60,311
WASHINGTON — 0.01%
Energy Northwest RB Series E
2.20%, 07/01/19	500	504,220

		504,220

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $13,973,393)		14,049,253

SHORT-TERM INVESTMENTS — 14.46%

MONEY MARKET FUNDS — 14.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[f,g,h]	929,554	929,925,460
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g]	67,510	67,510,256

		997,435,716

TOTAL SHORT-TERM INVESTMENTS
(Cost: $997,115,057)		997,435,716

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 112.87%
(Cost: $7,783,407,841)[i]	$7,785,927,293
Other Assets, Less Liabilities — (12.87)%	(887,691,385)

NET ASSETS — 100.00%	$6,898,235,908

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $7,783,882,490. Net unrealized appreciation was $2,044,803, of which $49,388,448 represented gross unrealized appreciation on securities and $47,343,645 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.45%, 07/29/19	$—	$1,250	$—	$1,250	$1,237,438	$7,272	$—
1.50%, 02/23/18	1,000	—	(1,000)	—	—	15,222	1,361
1.60%, 06/01/18	—	1,000	—	1,000	1,000,100	11,405	—
1.80%, 11/05/18	—	1,000	—	1,000	1,002,020	11,803	—
1.95%, 03/04/19	—	1,500	—	1,500	1,504,605	20,390	—
2.20%, 01/28/19	750	750	—	1,500	1,510,935	22,018	—
2.25%, 07/02/19	500	2,750	—	3,250	3,278,893	30,993	—
2.30%, 06/01/20	4,250	700	(550)	4,400	4,419,712	108,232	3,615
2.40%, 10/18/19	—	800	—	800	808,736	12,436	—
2.45%, 11/05/20	—	1,250	—	1,250	1,258,400	16,080	—
2.70%, 11/01/22	1,500	—	—	1,500	1,491,060	47,578	—
2.95%, 01/30/23	3,000	—	—	3,000	3,014,760	90,683	—
2.95%, 02/23/25	—	300	—	300	297,387	2,553	—
3.30%, 10/30/24	—	272	—	272	276,434	5,307	—
3.80%, 07/25/23	1,500	—	—	1,500	1,572,600	57,521	—
4.88%,09/21/17	340	—	(340)	—	—	5,993	4,360
6.00%, 12/07/17	4,750	250	(5,000)	—	—	87,002	11,628
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,470	375	—	3,845	3,839,655	99,943	—
3.30%, 03/08/22[a]	1,862	75	—	1,937	2,000,785	62,969	—
3.90%, 04/29/24	1,000	—	—	1,000	1,036,100	38,730	—
4.38%, 08/11/20[a]	4,592	—	—	4,592	4,897,598	128,749	—
5.13%, 02/08/20[a]	1,391	—	—	1,391	1,507,482	46,974	—

					$35,954,700	$929,853	$20,964

[a]	Security name at the beginning of the year was PNC Funding Corp.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$5,854,905,473	$—	$5,854,905,473
Foreign government obligations	—	919,536,851	—	919,536,851
Municipal debt obligations	—	14,049,253	—	14,049,253
Money market funds	997,435,716	—	—	997,435,716

Total	$997,435,716	$6,788,491,577	$—	$7,785,927,293

See notes to financial statements.

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.10%

ADVERTISING — 0.12%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23[a]	$262	$265,642
4.00%, 03/15/22	100	103,969
Omnicom Group Inc.
3.63%, 05/01/22	402	417,220
4.45%, 08/15/20	200	213,464
WPP Finance 2010
3.75%, 09/19/24	275	279,749
4.75%, 11/21/21	75	81,111
5.63%, 11/15/43	200	215,908

		1,577,063
AEROSPACE & DEFENSE — 1.19%
Boeing Capital Corp.
4.70%, 10/27/19[a]	10	10,792
Boeing Co. (The)
0.95%, 05/15/18	200	199,250
2.35%, 10/30/21	120	120,662
2.85%, 10/30/24 (Call 07/30/24)	385	385,889
3.30%, 03/01/35 (Call 09/01/34)[a]	180	170,899
4.88%, 02/15/20	200	217,412
5.88%, 02/15/40	254	326,913
6.88%, 03/15/39[a]	62	88,230
7.95%, 08/15/24	250	331,015
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	103,695
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)[a]	250	232,327
2.25%, 11/15/22 (Call 08/15/22)	350	345,145
3.88%, 07/15/21 (Call 04/15/21)[a]	176	187,220
Harris Corp.
4.40%, 12/15/20	200	212,790
4.85%, 04/27/35 (Call 10/27/34)	165	177,497
5.05%, 04/27/45 (Call 10/27/44)	50	55,254

Security	Principal (000s)	Value
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)[a]	$42	$43,138
4.75%, 07/15/20	600	642,678
5.20%, 10/15/19	227	243,973
Lockheed Martin Corp.
1.85%, 11/23/18	300	300,882
2.90%, 03/01/25 (Call 12/01/24)	550	541,178
3.10%, 01/15/23 (Call 11/15/22)	200	202,370
3.35%, 09/15/21	454	469,813
3.55%, 01/15/26 (Call 10/15/25)	265	271,323
3.80%, 03/01/45 (Call 09/01/44)	400	381,052
4.07%, 12/15/42	354	351,706
4.25%, 11/15/19	60	63,684
4.50%, 05/15/36 (Call 11/15/35)	250	268,282
4.70%, 05/15/46 (Call 11/15/45)	375	411,199
Series B
6.15%, 09/01/36	150	191,859
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	1,850	1,841,990
3.50%, 03/15/21	232	241,222
3.85%, 04/15/45 (Call 10/15/44)	200	191,678
4.75%, 06/01/43	250	274,985
5.05%, 08/01/19	200	214,934
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	132,007
3.13%, 10/15/20	204	211,120
4.20%, 12/15/44 (Call 06/15/44)	180	188,667
4.88%, 10/15/40	130	148,595
6.40%, 12/15/18	150	162,717
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	50,763

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.70%, 12/15/23 (Call 09/15/23)	$100	$103,868
4.80%, 12/15/43 (Call 06/15/43)	100	107,512
5.25%, 07/15/19	100	107,367
United Technologies Corp.
1.78%, 05/04/18[b]	250	250,135
1.95%, 11/01/21 (Call 10/01/21)	180	177,100
3.10%, 06/01/22	581	598,413
3.75%, 11/01/46 (Call 05/01/46)	250	239,670
4.15%, 05/15/45 (Call 11/16/44)	106	108,162
4.50%, 04/15/20	614	660,566
4.50%, 06/01/42	800	859,424
5.40%, 05/01/35[a]	50	59,187
5.70%, 04/15/40	200	246,852
6.05%, 06/01/36	285	359,328
6.13%, 07/15/38	100	128,359
6.70%, 08/01/28[a]	150	196,458

		15,409,206
AGRICULTURE — 0.98%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	850	862,520
2.63%, 09/16/26 (Call 06/16/26)[a]	250	237,430
2.85%, 08/09/22	75	74,970
3.88%, 09/16/46 (Call 03/16/46)	650	612,722
4.00%, 01/31/24	490	516,725
4.75%, 05/05/21	700	761,047
5.38%, 01/31/44	275	319,693
9.25%, 08/06/19	498	585,359
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	500	475,340
4.02%, 04/16/43	300	298,224
5.45%, 03/15/18	57	59,344
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	300	341,775

Security	Principal (000s)	Value
Philip Morris International Inc.
2.00%, 02/21/20	$500	$499,255
2.13%, 05/10/23 (Call 03/10/23)	500	477,255
2.50%, 08/22/22	192	189,754
2.90%, 11/15/21	497	504,515
3.25%, 11/10/24	600	605,370
4.13%, 05/17/21	100	106,655
4.13%, 03/04/43	750	734,430
4.25%, 11/10/44	200	200,420
5.65%, 05/16/18	350	367,213
6.38%, 05/16/38	550	707,470
Reynolds American Inc.
2.30%, 06/12/18	250	251,740
3.25%, 06/12/20	600	615,120
4.45%, 06/12/25 (Call 03/12/25)	355	374,756
5.70%, 08/15/35 (Call 02/15/35)	520	601,838
5.85%, 08/15/45 (Call 02/15/45)	525	623,936
6.88%, 05/01/20	500	566,050
7.25%, 06/15/37[a]	114	152,052

		12,722,978
AIRLINES — 0.34%
American Airlines Pass Through Trust
Series 2011-1, Class A
5.25%, 07/31/22[a]	28	29,277
Series 2013-2, Class A
4.95%, 07/15/24	761	809,945
Series 2014-1, Class A
3.70%, 04/01/28	443	445,039
Series 2015-1, Class A
3.38%, 11/01/28	112	109,735
Series 2016-3, Class AA
3.00%, 04/15/30	750	720,562
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	201	223,067
Series 2012-2, Class A
4.00%, 04/29/26	216	222,215

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Delta Air Lines Inc. Pass Through Trust
Series 2010-2, Class A
4.95%, 11/23/20	$45	$46,687
Series 2012-1, Class A
4.75%, 11/07/21	205	214,742
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	176,829
2.75%, 11/06/19 (Call 10/06/19)	325	330,587
Southwest Airlines Co. Pass Through Trust Series 2017-1, Class A
6.15%, 02/01/24	169	184,429
United Airlines Pass Through Trust
Series 2014-2, Class A
3.75%, 03/03/28[a]	518	524,274
Series 2015-1, Class AA
3.45%, 06/01/29[a]	98	97,295
Series 2016-1, Class AA
3.10%, 01/07/30	250	245,045

		4,379,728
APPAREL — 0.22%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	78,266
2.38%, 11/01/26 (Call 08/01/26)	1,450	1,372,831
3.63%, 05/01/43 (Call 11/01/42)	300	283,854
3.88%, 11/01/45 (Call 05/01/45)	45	44,427
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	101,049
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)[a]	500	451,035
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)[a]	500	521,825

		2,853,287

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 1.63%
American Honda Finance Corp.
1.20%, 07/12/19	$100	$98,734
1.65%, 07/12/21	220	213,151
1.70%, 09/09/21[a]	300	291,468
2.15%, 03/13/20	350	350,707
2.25%, 08/15/19	250	252,283
2.30%, 09/09/26[a]	250	234,335
2.45%, 09/24/20	70	70,671
Daimler Finance North America LLC
8.50%, 01/18/31	330	503,296
Ford Holdings LLC
9.30%, 03/01/30	200	281,088
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	450	462,501
4.75%, 01/15/43[a]	200	192,782
5.29%, 12/08/46 (Call 06/08/46)	475	491,905
6.38%, 02/01/29	150	172,235
6.50%, 08/01/18[a]	155	164,767
7.40%, 11/01/46	250	325,677
7.45%, 07/16/31	350	443,026
Ford Motor Credit Co. LLC
2.24%, 06/15/18	600	602,790
2.38%, 01/16/18	500	503,014
2.60%, 11/04/19	200	202,068
2.68%, 01/09/20	500	505,170
3.16%, 08/04/20[a]	200	203,430
3.20%, 01/15/21	1,000	1,016,830
3.34%, 03/18/21	420	427,581
3.66%, 09/08/24	450	445,887
3.81%, 01/09/24 (Call 11/09/23)	500	504,670
4.13%, 08/04/25	200	202,750
5.00%, 05/15/18	700	726,313
5.75%, 02/01/21	500	552,645
General Motors Co.
3.50%, 10/02/18	800	818,624
5.20%, 04/01/45	452	455,910
6.25%, 10/02/43	500	569,690
6.60%, 04/01/36 (Call 10/01/35)	50	58,739

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.75%, 04/01/46 (Call 10/01/45)	$200	$242,600
General Motors Financial Co. Inc.
2.40%, 05/09/19	325	327,090
3.10%, 01/15/19	1,195	1,216,630
3.70%, 11/24/20 (Call 10/24/20)	743	769,272
3.70%, 05/09/23 (Call 03/09/23)	100	101,117
4.00%, 01/15/25 (Call 10/15/24)[a]	800	804,872
4.00%, 10/06/26 (Call 07/06/26)[a]	275	273,977
4.20%, 03/01/21 (Call 02/01/21)	550	577,159
4.38%, 09/25/21	100	105,567
5.25%, 03/01/26 (Call 12/01/25)	250	270,698
PACCAR Financial Corp.
1.45%, 03/09/18	295	295,218
Toyota Motor Credit Corp.
1.55%, 10/18/19	280	278,194
1.90%, 04/08/21	450	442,894
2.00%, 10/24/18	250	251,623
2.13%, 07/18/19	910	917,353
2.15%, 03/12/20	250	251,217
2.63%, 01/10/23[a]	595	592,674
3.30%, 01/12/22	960	994,694
3.40%, 09/15/21	100	104,123

		21,161,709
AUTO PARTS & EQUIPMENT — 0.09%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	110	108,764
4.63%, 09/15/20	100	106,905
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)[a]	200	209,478
4.40%, 10/01/46 (Call 04/01/46)[a]	200	190,996
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	261,267

Security	Principal (000s)	Value
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	$200	$204,722
4.15%, 10/01/25 (Call 07/01/25)	100	105,669

		1,187,801
BANKS — 20.02%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19[a]	1,000	990,280
2.25%, 06/13/19	850	855,746
2.30%, 06/01/21	300	296,886
2.70%, 11/16/20	250	252,368
Bancolombia SA
5.95%, 06/03/21	200	219,634
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	1,250	1,216,700
2.60%, 01/15/19	1,000	1,012,520
2.65%, 04/01/19	952	964,357
3.25%, 10/21/27 (Call 10/21/26)	250	239,393
3.30%, 01/11/23	800	806,376
3.50%, 04/19/26	1,570	1,560,156
3.88%, 08/01/25	500	511,530
4.00%, 04/01/24	490	509,919
4.00%, 01/22/25	250	252,158
4.10%, 07/24/23	250	261,975
4.13%, 01/22/24	350	366,468
4.18%, 11/25/27 (Call 11/25/26)[a]	500	502,845
4.25%, 10/22/26[a]	300	305,805
4.45%, 03/03/26	500	517,645
4.88%, 04/01/44	450	491,094
5.00%, 05/13/21	375	408,405
5.00%, 01/21/44	300	331,011
5.63%, 07/01/20	1,150	1,266,852
5.65%, 05/01/18	650	678,405
5.70%, 01/24/22	370	416,220
5.88%, 01/05/21	525	587,333
5.88%, 02/07/42	226	278,066
6.11%, 01/29/37	400	474,456
6.22%, 09/15/26[a]	500	568,210

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.50%, 07/15/18	$100	$106,202
6.88%, 04/25/18	575	608,166
7.63%, 06/01/19	770	863,132
7.75%, 05/14/38	550	770,182
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)	300	301,281
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)	550	553,350
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)	300	305,217
Series L
2.25%, 04/21/20	1,795	1,793,385
4.75%, 04/21/45[a]	460	468,009
Bank of America N.A.
1.75%, 06/05/18	900	902,484
6.00%, 10/15/36	426	526,796
Bank of Montreal
1.35%, 08/28/18[a]	500	497,650
1.45%, 04/09/18 (Call 03/09/18)	1,182	1,180,995
1.90%, 08/27/21[a]	700	683,319
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	210	209,759
2.20%, 05/15/19 (Call 04/15/19)	570	574,423
2.45%, 11/27/20 (Call 10/27/20)	490	492,906
2.50%, 04/15/21 (Call 03/15/21)	500	501,310
2.60%, 08/17/20 (Call 07/17/20)	600	607,830
3.00%, 02/24/25 (Call 01/24/25)	155	153,483
3.40%, 05/15/24 (Call 04/15/24)	750	767,707

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$300	$313,176
3.65%, 02/04/24 (Call 01/05/24)	300	312,747
5.45%, 05/15/19	300	322,959
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,200	1,204,824
Bank of Nova Scotia (The)
1.45%, 04/25/18	431	430,634
1.65%, 06/14/19	920	914,866
1.95%, 01/15/19	200	200,498
2.45%, 03/22/21	1,300	1,299,571
2.80%, 07/21/21	450	455,593
4.38%, 01/13/21	150	160,364
4.50%, 12/16/25[a]	250	260,597
Bank One Corp.
7.63%, 10/15/26	350	448,679
Barclays Bank PLC
5.14%, 10/14/20	250	267,033
6.75%, 05/22/19	300	328,674
Barclays PLC
2.75%, 11/08/19	500	504,075
2.88%, 06/08/20	500	501,330
3.25%, 01/12/21	500	504,930
3.65%, 03/16/25	1,600	1,563,840
3.68%, 01/10/23 (Call 01/10/22)	300	302,559
4.38%, 09/11/24	200	201,236
4.38%, 01/12/26	800	816,688
4.95%, 01/10/47	500	511,720
5.20%, 05/12/26	200	207,532
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	500	492,305
2.25%, 02/01/19 (Call 01/02/19)	800	806,224
2.45%, 01/15/20 (Call 12/15/19)	506	511,632
6.85%, 04/30/19	255	280,653
BNP Paribas SA
2.40%, 12/12/18[a]	250	252,227
2.70%, 08/20/18	450	455,913

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.25%, 10/15/24	$200	$201,916
5.00%, 01/15/21	710	769,228
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23[a]	400	402,904
BPCE SA
2.50%, 07/15/19	500	503,290
2.75%, 12/02/21	1,300	1,293,656
4.00%, 04/15/24	250	260,365
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	450	445,721
3.80%, 10/30/26 (Call 09/30/26)	250	260,103
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	350	350,450
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	155	152,210
3.75%, 04/24/24 (Call 03/24/24)	460	472,931
3.75%, 07/28/26 (Call 06/28/26)[a]	300	293,145
4.75%, 07/15/21	40	43,360
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	750	744,338
2.40%, 09/05/19 (Call 08/05/19)	1,250	1,258,200
Citigroup Inc.
1.70%, 04/27/18	1,250	1,249,387
1.75%, 05/01/18	200	200,098
1.80%, 02/05/18[a]	505	506,454
2.05%, 12/07/18	550	551,568
2.15%, 07/30/18	250	251,273
2.40%, 02/18/20[a]	1,950	1,955,343
2.50%, 07/29/19	650	656,019
2.65%, 10/26/20[a]	650	654,082
3.20%, 10/21/26 (Call 07/21/26)	600	576,588
3.30%, 04/27/25	155	152,704

Security	Principal (000s)	Value
3.40%, 05/01/26	$1,500	$1,467,690
3.70%, 01/12/26	200	200,576
3.88%, 10/25/23	600	623,898
3.88%, 03/26/25	325	323,485
4.13%, 07/25/28	500	497,075
4.30%, 11/20/26	200	203,546
4.40%, 06/10/25	250	256,910
4.45%, 09/29/27	1,320	1,350,861
4.50%, 01/14/22	600	642,456
4.65%, 07/30/45	350	368,025
4.75%, 05/18/46	500	502,185
5.30%, 05/06/44	200	217,716
5.50%, 09/13/25	600	660,246
6.00%, 10/31/33	355	407,508
8.13%, 07/15/39	575	858,199
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)	1,000	1,010,120
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	200	205,624
4.35%, 08/01/25 (Call 07/01/25)	300	306,477
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	500	502,960
2.30%, 09/06/19[a]	100	100,557
2.30%, 03/12/20[a]	500	500,190
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)[a]	250	242,038
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	243,825
3.88%, 02/08/22	685	722,956
4.50%, 01/11/21[a]	375	402,439
5.25%, 05/24/41	200	234,276
5.25%, 08/04/45	250	271,677
5.75%, 12/01/43	500	578,735
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19[a]	250	246,162
1.70%, 03/19/18	1,000	1,001,910
2.50%, 01/19/21	720	720,173
2.75%, 01/10/22	1,250	1,254,575

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Credit Suisse AG/New York NY
1.75%, 01/29/18	$250	$250,380
3.00%, 10/29/21	750	758,048
3.63%, 09/09/24	250	253,665
4.38%, 08/05/20	500	529,250
5.40%, 01/14/20	610	656,079
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,205	1,203,940
3.13%, 12/10/20	800	803,152
3.45%, 04/16/21	750	761,902
3.75%, 03/26/25[a]	250	246,367
3.80%, 09/15/22	1,000	1,013,500
4.55%, 04/17/26[a]	500	517,135
Deutsche Bank AG
3.13%, 01/13/21	200	199,668
3.38%, 05/12/21	800	804,968
4.10%, 01/13/26	240	239,544
Deutsche Bank AG/London
1.88%, 02/13/18[a]	325	324,951
2.50%, 02/13/19	275	275,171
3.70%, 05/30/24	305	298,037
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	500	509,155
3.20%, 08/09/21 (Call 07/09/21)	250	253,355
7.00%, 04/15/20	550	612,920
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	665	685,868
4.30%, 01/16/24 (Call 12/16/23)	300	312,465
8.25%, 03/01/38	250	352,845
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	500	494,570
2.25%, 06/14/21 (Call 05/14/21)	200	198,092
2.88%, 10/01/21 (Call 09/01/21)	200	202,752
Goldman Sachs Capital I
6.35%, 02/15/34[a]	720	866,642

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	$1,000	$978,540
2.55%, 10/23/19	830	838,441
2.60%, 04/23/20 (Call 03/23/20)[a]	852	858,296
2.63%, 01/31/19	350	354,350
2.75%, 09/15/20 (Call 08/15/20)	260	262,363
2.90%, 07/19/18	800	812,408
3.00%, 04/26/22 (Call 04/26/21)	1,000	1,001,320
3.50%, 11/16/26 (Call 11/16/25)	500	491,875
3.63%, 01/22/23	650	667,427
3.75%, 05/22/25 (Call 02/22/25)	300	303,981
3.75%, 02/25/26 (Call 11/25/25)	750	758,325
3.85%, 07/08/24 (Call 04/08/24)[a]	1,500	1,541,820
3.85%, 01/26/27 (Call 01/26/26)	500	504,925
4.25%, 10/21/25	775	794,235
4.75%, 10/21/45 (Call 04/21/45)	825	880,159
5.15%, 05/22/45	500	532,130
5.25%, 07/27/21[a]	476	523,995
5.38%, 03/15/20	650	705,458
5.75%, 01/24/22	750	846,000
5.95%, 01/15/27[a]	500	577,035
6.00%, 06/15/20	800	888,408
6.13%, 02/15/33	370	450,749
6.15%, 04/01/18	956	1,001,429
6.25%, 02/01/41[a]	930	1,171,474
6.75%, 10/01/37	417	521,454
7.50%, 02/15/19	680	751,210
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	750	798,818
HSBC Holdings PLC
2.65%, 01/05/22[a]	1,500	1,479,450
2.95%, 05/25/21[a]	800	804,960
3.40%, 03/08/21	1,200	1,229,760

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.25%, 03/14/24	$600	$610,986
4.25%, 08/18/25	200	202,878
4.30%, 03/08/26	1,450	1,516,004
5.10%, 04/05/21	164	178,450
5.25%, 03/14/44	400	436,128
6.10%, 01/14/42	237	298,167
6.50%, 05/02/36	400	493,396
6.50%, 09/15/37	349	433,716
6.80%, 06/01/38	600	772,428
HSBC USA Inc.
1.63%, 01/16/18	800	800,754
2.35%, 03/05/20	850	849,082
3.50%, 06/23/24[a]	800	812,056
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	250,398
2.20%, 04/01/19 (Call 03/01/19)	300	300,327
2.40%, 04/01/20 (Call 03/01/20)[a]	250	249,853
Intesa Sanpaolo SpA
3.88%, 01/16/18	300	304,256
5.25%, 01/12/24	200	210,472
Itau CorpBanca
3.13%, 01/15/18	200	201,995
JPMorgan Chase & Co.
1.63%, 05/15/18	550	550,385
2.20%, 10/22/19	506	508,727
2.25%, 01/23/20 (Call 12/23/19)	3,200	3,217,120
2.55%, 10/29/20 (Call 09/29/20)	750	755,835
2.55%, 03/01/21 (Call 02/01/21)	2,000	2,005,440
2.95%, 10/01/26 (Call 07/01/26)	650	621,497
3.13%, 01/23/25 (Call 10/23/24)	956	946,555
3.20%, 01/25/23	600	607,998
3.20%, 06/15/26 (Call 03/15/26)[a]	550	537,312
3.25%, 09/23/22	450	459,221
3.30%, 04/01/26 (Call 01/01/26)	600	591,708

Security	Principal (000s)	Value
3.63%, 05/13/24	$420	$431,038
3.88%, 09/10/24	350	356,625
3.90%, 07/15/25 (Call 04/15/25)	1,000	1,038,580
4.13%, 12/15/26[a]	500	512,270
4.25%, 10/15/20	252	269,088
4.25%, 10/01/27	250	258,222
4.35%, 08/15/21	380	407,341
4.40%, 07/22/20	442	472,790
4.50%, 01/24/22	1,550	1,675,689
4.63%, 05/10/21	750	810,345
4.85%, 02/01/44[a]	250	278,557
4.95%, 06/01/45	250	269,140
5.40%, 01/06/42	332	391,850
5.50%, 10/15/40	200	237,778
5.60%, 07/15/41	450	543,164
5.63%, 08/16/43	825	968,212
6.30%, 04/23/19	380	414,633
6.40%, 05/15/38	225	293,515
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)	500	508,885
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	750	751,695
2.50%, 11/22/21	410	407,917
KeyCorp
2.90%, 09/15/20	420	427,631
5.10%, 03/24/21	300	328,575
KfW
0.00%, 04/18/36	250	136,893
1.00%, 07/15/19[a]	250	246,545
1.13%, 08/06/18	1,000	997,170
1.13%, 11/16/18	1,000	995,370
1.25%, 09/30/19	2,000	1,980,100
1.50%, 02/06/19	800	800,224
1.50%, 06/15/21	2,650	2,587,645
1.63%, 03/15/21[a]	250	246,160
1.88%, 11/30/20	1,300	1,295,892
2.00%, 10/04/22	300	295,356
2.00%, 05/02/25[a]	2,950	2,838,637
2.13%, 03/07/22	500	498,795
2.13%, 01/17/23	700	692,237
2.38%, 08/25/21[a]	175	177,088

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.50%, 11/20/24[a]	$750	$752,220
2.63%, 01/25/22	250	255,268
2.75%, 09/08/20	2,000	2,057,080
2.75%, 10/01/20	1,500	1,542,555
4.00%, 01/27/20[a]	1,700	1,807,389
4.50%, 07/16/18	2,700	2,816,100
4.88%, 06/17/19	450	482,922
Korea Development Bank (The)
1.50%, 01/22/18	450	449,153
3.00%, 09/14/22	500	505,680
3.00%, 01/13/26[a]	500	497,260
3.75%, 01/22/24	200	208,382
4.63%, 11/16/21	300	325,725
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	300	299,178
1.38%, 10/23/19	400	397,052
1.75%, 07/27/26	900	835,281
1.88%, 09/17/18	450	453,451
2.00%, 01/13/25	500	481,990
2.25%, 10/01/21[a]	250	251,260
Lloyds Bank PLC
6.38%, 01/21/21	555	631,612
Lloyds Banking Group PLC
3.00%, 01/11/22	500	500,085
3.75%, 01/11/27	500	496,505
4.65%, 03/24/26[a]	450	462,065
5.30%, 12/01/45[a]	300	320,040
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	200	201,598
2.90%, 02/06/25 (Call 01/06/25)	250	246,463
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	487,960
2.53%, 09/13/23	300	290,790
2.76%, 09/13/26[a]	250	234,865
2.95%, 03/01/21	450	454,711
3.85%, 03/01/26[a]	400	410,760
Mizuho Financial Group Inc.
3.66%, 02/28/27	1,205	1,217,664
Morgan Stanley
2.13%, 04/25/18	800	804,512
2.20%, 12/07/18	300	301,527

Security	Principal (000s)	Value
2.45%, 02/01/19	$500	$504,505
2.50%, 01/24/19	950	959,918
2.50%, 04/21/21	1,500	1,493,775
2.65%, 01/27/20	1,475	1,491,254
2.80%, 06/16/20	1,550	1,570,026
3.13%, 07/27/26	250	240,253
3.63%, 01/20/27	300	299,055
3.88%, 01/27/26[a]	600	612,660
3.95%, 04/23/27	700	697,046
4.00%, 07/23/25	205	211,999
4.10%, 05/22/23	500	518,720
4.30%, 01/27/45	400	402,680
4.35%, 09/08/26	1,215	1,249,105
4.38%, 01/22/47	300	304,512
4.88%, 11/01/22	400	432,648
5.00%, 11/24/25	450	485,087
5.50%, 07/28/21	155	172,510
5.63%, 09/23/19	700	759,220
5.75%, 01/25/21	800	891,776
6.38%, 07/24/42	925	1,192,214
6.63%, 04/01/18	532	559,659
7.25%, 04/01/32	290	395,192
7.30%, 05/13/19	525	582,855
Series F
3.88%, 04/29/24	600	620,076
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	193,362
3.50%, 06/18/22	400	409,804
National Australia Bank Ltd./New York
1.88%, 07/23/18	500	501,385
2.30%, 07/25/18	500	503,880
2.63%, 07/23/20[a]	750	756,225
3.38%, 01/14/26	250	251,717
National City Corp.
6.88%, 05/15/19	400	440,912
Northern Trust Corp.
3.38%, 08/23/21	500	520,650
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	700	692,090
1.50%, 10/21/20[a]	750	737,520
1.63%, 03/12/19	850	850,467

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[c]	$500	$501,535
2.25%, 07/02/19 (Call 06/02/19)[c]	1,750	1,765,557
2.40%, 10/18/19 (Call 09/18/19)[c]	250	252,730
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)[c]	312	322,274
3.90%, 04/29/24 (Call 03/29/24)[c]	850	880,685
4.38%, 08/11/20[c]	250	266,637
5.13%, 02/08/20[c]	395	428,077
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	284,825
Royal Bank of Canada
1.63%, 04/15/19	500	497,560
1.80%, 07/30/18	250	250,565
2.00%, 12/10/18	600	602,826
2.15%, 03/15/19	540	543,316
2.20%, 07/27/18	450	453,820
2.35%, 10/30/20	350	351,001
2.50%, 01/19/21	1,150	1,157,866
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,225	1,209,687
Santander Bank N.A.
8.75%, 05/30/18	250	267,775
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	500	498,340
2.70%, 05/24/19 (Call 04/24/19)	250	250,840
4.50%, 07/17/25 (Call 04/17/25)	70	71,623
Santander Issuances SAU
5.18%, 11/19/25[a]	200	205,544
Santander UK Group Holdings PLC
2.88%, 10/16/20	500	502,015
3.13%, 01/08/21	1,095	1,103,213
Santander UK PLC
2.00%, 08/24/18	450	450,589

Security	Principal (000s)	Value
2.50%, 03/14/19	$1,025	$1,033,918
4.00%, 03/13/24[a]	250	260,720
Societe Generale SA
2.63%, 10/01/18	250	252,633
State Street Corp.
2.55%, 08/18/20	250	253,755
2.65%, 05/19/26[a]	150	143,951
3.30%, 12/16/24	628	639,342
3.70%, 11/20/23	600	628,686
4.38%, 03/07/21	302	324,372
4.96%, 03/15/18	152	156,566
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	499,895
2.25%, 07/11/19	500	499,980
2.45%, 01/16/20	250	250,850
3.40%, 07/11/24	350	354,799
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	500	493,205
2.85%, 01/11/22	250	250,142
2.93%, 03/09/21	700	705,593
3.45%, 01/11/27[a]	2,250	2,239,042
3.78%, 03/09/26[a]	850	869,244
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	500	486,925
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	450	450,072
SVB Financial Group
3.50%, 01/29/25	375	367,324
Svenska Handelsbanken AB
2.25%, 06/17/19	1,000	1,006,260
2.45%, 03/30/21	1,750	1,746,745
Toronto-Dominion Bank (The)
1.40%, 04/30/18	500	499,805
1.45%, 09/06/18	500	499,095
1.80%, 07/13/21	1,350	1,315,885
1.95%, 01/22/19[a]	1,000	1,003,510
2.25%, 11/05/19	400	403,112
2.50%, 12/14/20	450	453,645
2.63%, 09/10/18	250	253,818
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	252,355

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.95%, 07/15/22 (Call 06/15/22)	$525	$531,001
3.00%, 03/15/22 (Call 02/15/22)	250	255,140
3.70%, 01/30/24 (Call 12/29/23)	500	524,455
4.13%, 05/24/21 (Call 04/23/21)	165	176,798
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	248,203
1.45%, 01/29/18 (Call 12/29/17)	500	500,228
2.80%, 01/27/25 (Call 12/27/24)	500	492,920
UBS AG/Stamford CT
2.38%, 08/14/19	800	806,448
4.88%, 08/04/20[a]	500	539,440
5.75%, 04/25/18[a]	450	470,821
Wachovia Corp.
5.50%, 08/01/35	100	113,003
5.75%, 02/01/18[a]	775	804,628
7.50%, 04/15/35	100	129,138
Wells Fargo & Co.
1.50%, 01/16/18	450	450,068
2.55%, 12/07/20	385	387,553
2.60%, 07/22/20	250	252,745
3.00%, 02/19/25	2,415	2,359,552
3.00%, 04/22/26[a]	750	723,547
3.00%, 10/23/26	250	239,918
3.30%, 09/09/24	1,700	1,707,208
3.50%, 03/08/22	620	642,965
3.55%, 09/29/25	1,050	1,059,324
3.90%, 05/01/45	500	483,215
4.10%, 06/03/26	2,240	2,294,230
4.13%, 08/15/23[a]	300	313,788
4.30%, 07/22/27[a]	250	260,098
4.40%, 06/14/46	500	492,135
4.60%, 04/01/21	365	394,017
4.65%, 11/04/44	400	408,476
4.75%, 12/07/46	500	520,675
4.90%, 11/17/45	90	95,591
5.38%, 11/02/43	250	282,790
5.61%, 01/15/44	645	753,450

Security	Principal (000s)	Value
Series M
3.45%, 02/13/23	$570	$578,179
Series N
2.15%, 01/30/20[a]	1,000	1,001,180
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	249,470
Wells Fargo Capital X
5.95%, 12/01/86	70	74,612
Westpac Banking Corp.
2.25%, 07/30/18[a]	200	201,366
2.25%, 01/17/19	350	352,278
2.30%, 05/26/20	265	265,164
2.60%, 11/23/20	2,100	2,113,167
2.85%, 05/13/26	500	483,150
4.88%, 11/19/19	830	890,291

		260,314,322
BEVERAGES — 2.46%
Anheuser-Busch Companies LLC
6.45%, 09/01/37[a]	478	619,196
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,050	1,053,308
2.15%, 02/01/19	880	887,436
2.63%, 01/17/23[a]	700	690,928
2.65%, 02/01/21 (Call 01/01/21)	2,870	2,901,340
3.30%, 02/01/23 (Call 12/01/22)	1,000	1,021,230
3.65%, 02/01/26 (Call 11/01/25)	2,100	2,134,965
3.70%, 02/01/24	420	436,729
4.00%, 01/17/43	275	264,877
4.63%, 02/01/44[a]	500	529,735
4.70%, 02/01/36 (Call 08/01/35)	875	939,916
4.90%, 02/01/46 (Call 08/01/45)	2,506	2,746,125
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	500	527,050
4.38%, 02/15/21	75	80,450
4.95%, 01/15/42	500	551,090
5.38%, 01/15/20	96	104,825
6.38%, 01/15/40	210	267,973

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.88%, 11/15/19	$250	$281,565
7.75%, 01/15/19	500	553,910
8.20%, 01/15/39[a]	230	351,477
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	150,743
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	200	211,280
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	100	101,933
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	100	97,827
1.65%, 03/14/18	300	301,209
1.65%, 11/01/18[a]	550	552,997
1.88%, 10/27/20	420	420,374
2.25%, 09/01/26[a]	300	282,291
2.88%, 10/27/25	964	959,864
3.15%, 11/15/20	270	281,642
3.20%, 11/01/23	352	365,196
3.30%, 09/01/21	462	484,425
Coca-Cola European Partners US LLC
4.50%, 09/01/21 (Call 06/01/21)	100	106,848
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	201,492
5.25%, 11/26/43	300	331,155
Constellation Brands Inc.
4.25%, 05/01/23	500	526,630
4.75%, 12/01/25	500	538,340
Diageo Capital PLC
1.13%, 04/29/18	110	109,529
2.63%, 04/29/23 (Call 01/29/23)[a]	280	278,998
3.88%, 04/29/43 (Call 10/29/42)[a]	35	33,820
5.88%, 09/30/36	153	188,345
Diageo Investment Corp.
4.25%, 05/11/42	300	307,581

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	$350	$327,407
3.20%, 11/15/21 (Call 08/15/21)[a]	450	460,615
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	242,433
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	400	391,656
3.00%, 07/15/26 (Call 04/15/26)	250	238,883
4.20%, 07/15/46 (Call 01/15/46)	350	332,290
5.00%, 05/01/42[a]	250	266,023
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	685	935,648
PepsiCo Inc.
1.50%, 02/22/19	100	99,994
1.70%, 10/06/21 (Call 09/06/21)	500	486,945
2.15%, 10/14/20 (Call 09/14/20)	500	502,860
2.75%, 03/05/22	250	253,415
2.75%, 04/30/25 (Call 01/30/25)	217	213,834
2.85%, 02/24/26 (Call 11/24/25)	325	321,405
3.00%, 08/25/21	750	773,467
3.45%, 10/06/46 (Call 04/06/46)	350	321,010
3.60%, 03/01/24 (Call 12/01/23)	450	474,813
4.00%, 03/05/42	228	229,238
4.25%, 10/22/44 (Call 04/22/44)	100	104,442
4.45%, 04/14/46 (Call 10/14/45)	545	589,287
4.50%, 01/15/20	250	268,700
4.60%, 07/17/45 (Call 01/17/45)	146	160,588
5.00%, 06/01/18	200	209,070

		31,980,667

112	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.30%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$500	$504,380
2.60%, 08/19/26 (Call 05/19/26)	250	232,158
3.45%, 10/01/20	550	571,846
3.63%, 05/22/24 (Call 02/22/24)	565	582,153
3.88%, 11/15/21 (Call 08/15/21)	192	202,602
4.10%, 06/15/21 (Call 03/15/21)	607	642,716
4.40%, 05/01/45 (Call 11/01/44)	576	566,375
4.56%, 06/15/48 (Call 12/15/47)	588	588,923
4.66%, 06/15/51 (Call 12/15/50)	1,351	1,358,296
6.15%, 06/01/18	500	527,710
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	101,024
4.00%, 06/23/25 (Call 03/23/25)	40	40,778
5.25%, 06/23/45 (Call 12/23/44)	290	315,859
Biogen Inc.
2.90%, 09/15/20	500	508,845
4.05%, 09/15/25 (Call 06/15/25)	330	341,276
5.20%, 09/15/45 (Call 03/15/45)	500	543,705
Celgene Corp.
2.13%, 08/15/18	500	502,530
2.88%, 08/15/20	300	304,617
3.25%, 08/15/22	400	405,612
3.63%, 05/15/24 (Call 02/15/24)	202	205,097
3.88%, 08/15/25 (Call 05/15/25)	350	357,984
3.95%, 10/15/20	200	210,220
4.63%, 05/15/44 (Call 11/15/43)	325	324,318

Security	Principal (000s)	Value
5.00%, 08/15/45 (Call 02/15/45)	$400	$423,516
5.25%, 08/15/43	250	270,050
Gilead Sciences Inc.
2.35%, 02/01/20	200	201,702
2.55%, 09/01/20[a]	1,800	1,818,504
2.95%, 03/01/27 (Call 12/01/26)[a]	500	478,410
3.50%, 02/01/25 (Call 11/01/24)	250	252,815
3.65%, 03/01/26 (Call 12/01/25)	700	710,227
3.70%, 04/01/24 (Call 01/01/24)	350	360,094
4.00%, 09/01/36 (Call 03/01/36)	150	144,192
4.15%, 03/01/47 (Call 09/01/46)[a]	500	477,645
4.40%, 12/01/21 (Call 09/01/21)	330	355,822
4.50%, 04/01/21 (Call 01/01/21)[a]	200	215,080
4.50%, 02/01/45 (Call 08/01/44)	548	547,781
4.75%, 03/01/46 (Call 09/01/45)	450	467,190
5.65%, 12/01/41 (Call 06/01/41)	152	175,955

		16,838,007
BUILDING MATERIALS — 0.26%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[b]	75	76,831
3.75%, 12/01/21 (Call 09/01/21)	182	189,913
3.90%, 02/14/26 (Call 11/14/25)	250	259,463
4.25%, 03/01/21	80	84,698
4.50%, 02/15/47 (Call 08/15/46)	500	516,460
4.95%, 07/02/64 (Call 01/02/64)[b]	80	82,747

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.00%, 03/30/20	$92	$99,251
5.25%, 12/01/41 (Call 06/01/41)	75	80,683
5.70%, 03/01/41	136	157,409
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	500	521,250
7.13%, 03/15/20	500	567,500
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	366,728
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[a]	400	419,852

		3,422,785
CHEMICALS — 1.32%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	211	211,059
3.38%, 03/15/25 (Call 12/15/24)	50	49,101
4.13%, 03/15/35 (Call 09/15/34)	45	42,933
5.25%, 01/15/45 (Call 07/15/44)[a]	300	326,058
6.75%, 01/15/19	78	83,965
Air Products & Chemicals Inc.
3.00%, 11/03/21	200	205,636
4.38%, 08/21/19	150	159,279
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	180	187,076
Cabot Corp.
3.70%, 07/15/22	50	50,887
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)[a]	212	210,586
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	400	405,584
4.13%, 11/15/21 (Call 08/15/21)	315	334,728
4.25%, 10/01/34 (Call 04/01/34)[a]	450	453,960

Security	Principal (000s)	Value
4.38%, 11/15/42 (Call 05/15/42)	$533	$543,905
5.70%, 05/15/18[a]	250	261,560
8.55%, 05/15/19	902	1,029,083
9.40%, 05/15/39	170	273,134
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	600	609,084
3.60%, 08/15/22 (Call 05/15/22)	98	101,178
3.80%, 03/15/25 (Call 12/15/24)	303	309,833
5.50%, 11/15/19	275	299,280
EI du Pont de Nemours & Co.
2.80%, 02/15/23	512	509,000
3.63%, 01/15/21	286	297,989
4.15%, 02/15/43	204	203,009
4.63%, 01/15/20	300	320,394
6.00%, 07/15/18	275	291,217
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	600	613,224
Lubrizol Corp.
8.88%, 02/01/19	250	283,625
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	450	477,774
5.25%, 07/15/43	100	110,990
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	150	149,737
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	634,044
5.75%, 04/15/24 (Call 01/15/24)	500	574,010
6.00%, 11/15/21 (Call 08/17/21)	200	226,956
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	300	297,000
Monsanto Co.
2.13%, 07/15/19	260	260,515
2.85%, 04/15/25 (Call 01/15/25)	350	337,326

114	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.38%, 07/15/24 (Call 04/15/24)	$472	$476,262
3.95%, 04/15/45 (Call 10/15/44)	250	231,450
4.20%, 07/15/34 (Call 01/15/34)	73	73,269
4.40%, 07/15/44 (Call 01/15/44)	306	304,201
5.88%, 04/15/38	25	29,232
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	260	268,375
5.63%, 11/15/43 (Call 05/15/43)[a]	225	234,497
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	154	146,646
5.63%, 12/01/40[a]	251	277,204
6.50%, 05/15/19	160	173,934
PPG Industries Inc.
3.60%, 11/15/20	100	104,720
5.50%, 11/15/40	82	97,108
Praxair Inc.
1.25%, 11/07/18	130	129,440
2.20%, 08/15/22 (Call 05/15/22)	400	392,512
2.45%, 02/15/22 (Call 11/15/21)	92	91,928
2.65%, 02/05/25 (Call 11/05/24)	140	137,404
3.00%, 09/01/21[a]	100	102,680
3.20%, 01/30/26 (Call 10/30/25)	100	101,813
4.05%, 03/15/21	52	55,384
Rohm & Haas Co.
7.85%, 07/15/29	400	555,892
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	180	182,011
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	100	91,895
Syngenta Finance NV
3.13%, 03/28/22	300	300,753

Security	Principal (000s)	Value
Valspar Corp. (The)
3.95%, 01/15/26 (Call 10/15/25)	$75	$75,587
4.20%, 01/15/22 (Call 10/15/21)	120	125,326
4.40%, 02/01/45 (Call 08/01/44)	140	132,297
Westlake Chemical Corp.
4.88%, 05/15/23 (Call 05/15/18)[d]	500	519,675

		17,146,214
COMMERCIAL SERVICES — 0.51%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	325	336,606
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	325	331,490
5.25%, 10/01/25 (Call 07/01/25)[a]	100	104,093
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	169,459
Duke University
3.30%, 10/01/46	250	229,013
Ecolab Inc.
4.35%, 12/08/21	328	355,093
5.50%, 12/08/41	450	537,786
Emory University
5.63%, 09/01/19	40	43,625
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	203,536
Johns Hopkins University Series 2013
4.08%, 07/01/53	150	152,709
Massachusetts Institute of Technology
4.68%, 07/01/14	180	189,644
5.60%, 07/01/11	80	98,659
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	200	202,840

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.88%, 02/15/24 (Call 11/15/23)	$260	$283,694
5.50%, 09/01/20	100	109,529
Northwestern University
3.69%, 12/01/38	200	203,794
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)[a]	350	323,477
Princeton University Series A
4.95%, 03/01/19	250	265,670
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)[d]	350	333,221
4.00%, 06/15/25 (Call 03/15/25)	460	476,597
4.40%, 02/15/26 (Call 11/15/25)	150	159,384
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	300	324,090
University of Southern California
3.03%, 10/01/39	200	181,466
Verisk Analytics Inc.
4.13%, 09/12/22	350	365,883
5.50%, 06/15/45 (Call 12/15/44)	75	82,505
Western Union Co. (The)
3.65%, 08/22/18	120	122,800
5.25%, 04/01/20	110	118,186
6.20%, 11/17/36	100	104,200
6.20%, 06/21/40	150	153,709

		6,562,758
COMPUTERS — 2.30%
Apple Inc.
1.00%, 05/03/18	400	398,752
1.55%, 02/07/20[a]	325	322,644
1.70%, 02/22/19[a]	300	301,182
1.90%, 02/07/20	500	501,220
2.00%, 05/06/20	785	787,214
2.10%, 05/06/19	750	758,475
2.25%, 02/23/21 (Call 01/23/21)	900	902,583

Security	Principal (000s)	Value
2.40%, 05/03/23	$561	$552,114
2.45%, 08/04/26 (Call 05/04/26)[a]	350	331,870
2.50%, 02/09/25[a]	649	629,504
2.85%, 05/06/21	988	1,012,088
2.85%, 02/23/23 (Call 12/23/22)	360	364,036
3.20%, 05/13/25	900	911,412
3.25%, 02/23/26 (Call 11/23/25)[a]	450	456,804
3.45%, 05/06/24	700	726,033
3.45%, 02/09/45	327	294,748
3.85%, 05/04/43	600	579,054
3.85%, 08/04/46 (Call 02/04/46)	300	288,378
4.38%, 05/13/45	550	572,253
4.45%, 05/06/44	1,800	1,896,102
4.65%, 02/23/46 (Call 08/23/45)	700	760,592
Computer Sciences Corp.
4.45%, 09/15/22	100	104,895
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	1,100	1,126,048
4.42%, 06/15/21 (Call 05/15/21)[d]	825	865,268
5.45%, 06/15/23 (Call 04/15/23)[d]	750	810,232
6.02%, 06/15/26 (Call 03/15/26)[d]	750	826,357
8.10%, 07/15/36 (Call 01/15/36)[d]	200	252,016
8.35%, 07/15/46 (Call 01/15/46)[d]	600	778,974
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	220	222,977
3.60%, 10/15/20 (Call 09/15/20)	1,220	1,252,037
4.90%, 10/15/25 (Call 07/15/25)	900	937,620
6.20%, 10/15/35 (Call 04/15/35)	900	954,117
6.35%, 10/15/45 (Call 04/15/45)	50	52,295

116	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HP Enterprise Services LLC
7.45%, 10/15/29[a]	$50	$60,151
HP Inc.
4.05%, 09/15/22	100	104,740
4.30%, 06/01/21	187	197,453
4.38%, 09/15/21	1,000	1,063,640
4.65%, 12/09/21[a]	416	446,027
6.00%, 09/15/41[a]	182	187,273
International Business Machines Corp.
1.13%, 02/06/18[a]	300	299,892
1.63%, 05/15/20[a]	250	248,220
1.88%, 05/15/19	300	301,761
2.25%, 02/19/21	200	200,794
2.50%, 01/27/22	950	958,749
2.90%, 11/01/21[a]	200	205,354
3.30%, 01/27/27	200	201,760
3.45%, 02/19/26[a]	200	204,850
3.63%, 02/12/24[a]	860	900,618
4.00%, 06/20/42[a]	415	416,502
4.70%, 02/19/46[a]	100	110,719
5.60%, 11/30/39	117	143,832
6.22%, 08/01/27	100	124,922
6.50%, 01/15/28	150	191,832
7.00%, 10/30/25	250	321,182
7.63%, 10/15/18	300	328,893
8.38%, 11/01/19	200	234,220
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)[a]	200	199,680
Seagate HDD Cayman
3.75%, 11/15/18	190	195,801
4.75%, 06/01/23[a]	270	270,605
4.88%, 06/01/27 (Call 03/01/27)[a]	225	210,440
5.75%, 12/01/34 (Call 06/01/34)[a]	110	98,501

		29,958,305
COSMETICS & PERSONAL CARE — 0.26%
Colgate-Palmolive Co.
0.90%, 05/01/18	310	308,872
1.75%, 03/15/19[a]	250	251,058
2.30%, 05/03/22	350	349,583

Security	Principal (000s)	Value
2.95%, 11/01/20	$200	$206,804
3.25%, 03/15/24	315	326,668
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	98,669
3.15%, 03/15/27 (Call 12/15/26)	145	145,496
4.38%, 06/15/45 (Call 12/15/44)	106	110,330
Procter & Gamble Co. (The)
1.90%, 11/01/19[a]	410	413,071
2.30%, 02/06/22	221	222,383
2.70%, 02/02/26	350	344,096
5.50%, 02/01/34	250	315,462
5.55%, 03/05/37	234	307,525

		3,400,017
DISTRIBUTION & WHOLESALE — 0.03%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	350	382,603

		382,603
DIVERSIFIED FINANCIAL SERVICES — 2.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	750	776,730
4.50%, 05/15/21	750	793,800
Affiliated Managers Group Inc.
4.25%, 02/15/24	250	259,295
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	250	246,022
3.75%, 02/01/22 (Call 12/01/21)	205	211,587
3.88%, 04/01/21 (Call 03/01/21)[a]	575	596,551
Alterra Finance LLC
6.25%, 09/30/20	100	111,685
American Express Co.
1.55%, 05/22/18	302	301,928
2.65%, 12/02/22	290	287,799
3.63%, 12/05/24 (Call 11/04/24)	1,050	1,065,729

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.05%, 12/03/42	$277	$275,177
7.00%, 03/19/18	906	956,410
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	695	696,626
2.25%, 05/05/21 (Call 04/04/21)	150	148,635
2.38%, 05/26/20 (Call 04/25/20)	650	655,038
Series F
2.60%, 09/14/20 (Call 08/14/20)	425	429,654
Ameriprise Financial Inc.
3.70%, 10/15/24	350	360,468
4.00%, 10/15/23	50	52,980
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	99,693
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	500	502,245
8.80%, 07/15/19	700	803,467
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	155,153
3.23%, 09/01/22	205	209,914
3.45%, 02/13/26 (Call 11/13/25)	90	92,219
CME Group Inc.
3.00%, 09/15/22	362	370,963
5.30%, 09/15/43 (Call 03/15/43)[a]	314	372,548
Credit Suisse USA Inc.
7.13%, 07/15/32	330	444,827
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	74,250
3.95%, 11/06/24 (Call 08/06/24)	430	432,150
5.20%, 04/27/22	160	173,800
Franklin Resources Inc.
2.80%, 09/15/22	62	62,356
2.85%, 03/30/25	170	166,172

Security	Principal (000s)	Value
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	$1,915	$1,929,841
3.37%, 11/15/25	340	350,455
4.42%, 11/15/35	1,750	1,873,183
HSBC Finance Corp.
6.68%, 01/15/21	464	524,520
Intercontinental Exchange Inc.
2.50%, 10/15/18	250	253,512
2.75%, 12/01/20 (Call 11/01/20)	250	254,310
3.75%, 12/01/25 (Call 09/01/25)	250	260,478
International Lease Finance Corp.
6.25%, 05/15/19[a]	1,250	1,355,575
Invesco Finance PLC
4.00%, 01/30/24	270	283,989
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[a]	300	316,680
Jefferies Group LLC
5.13%, 04/13/18	520	537,482
6.45%, 06/08/27[a]	225	252,263
6.50%, 01/20/43	160	169,925
6.88%, 04/15/21[a]	100	113,682
8.50%, 07/15/19	180	204,665
Lazard Group LLC
3.75%, 02/13/25	70	69,633
Legg Mason Inc.
3.95%, 07/15/24[a]	150	150,782
5.63%, 01/15/44	200	205,090
MasterCard Inc.
2.00%, 11/21/21 (Call 10/21/21)	200	198,618
2.95%, 11/21/26 (Call 08/21/26)	350	349,692
3.38%, 04/01/24	250	260,040
3.80%, 11/21/46 (Call 05/21/46)	250	248,395
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	150	155,379
5.25%, 01/16/18	83	85,451
5.55%, 01/15/20	250	270,510

118	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	$250	$249,445
2.30%, 11/15/19 (Call 10/15/19)	300	302,868
3.05%, 02/15/22 (Call 11/15/21)	80	81,807
10.38%, 11/01/18	750	856,192
Series C
8.00%, 03/01/32	200	289,054
Nomura Holdings Inc.
2.75%, 03/19/19[a]	356	359,564
6.70%, 03/04/20	154	171,879
Stifel Financial Corp.
4.25%, 07/18/24	235	236,955
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	1,300	1,321,060
4.25%, 08/15/24 (Call 05/15/24)	750	775,642
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	240	244,027
5.60%, 12/01/19	250	273,255
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)[a]	765	770,531
2.80%, 12/14/22 (Call 10/14/22)	525	531,783
3.15%, 12/14/25 (Call 09/14/25)	755	764,936
4.15%, 12/14/35 (Call 06/14/35)	350	370,916
4.30%, 12/14/45 (Call 06/14/45)[a]	600	642,792

		31,102,727
ELECTRIC — 5.39%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)[d]	500	494,480
4.00%, 12/01/46 (Call 06/01/46)[d]	350	351,547

Security	Principal (000s)	Value
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)[a]	$95	$92,854
3.38%, 10/01/20	175	181,395
3.75%, 03/01/45 (Call 09/01/44)	200	192,574
4.10%, 01/15/42	150	149,024
4.15%, 08/15/44 (Call 02/15/44)	290	296,908
4.30%, 01/02/46 (Call 07/02/45)	100	105,056
6.00%, 03/01/39	25	31,386
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	100	101,046
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)[a]	200	203,120
4.30%, 07/01/44 (Call 01/01/44)[a]	176	184,846
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	205	211,843
6.38%, 04/01/36	115	142,869
7.00%, 04/01/38	100	136,130
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	100,237
2.55%, 09/15/26 (Call 06/15/26)[a]	310	293,077
3.75%, 05/15/46 (Call 11/15/45)	100	94,858
4.50%, 04/01/42 (Call 10/01/41)	250	266,345
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[a]	100	99,993
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	154	154,598
2.40%, 02/01/20 (Call 01/01/20)	350	352,352
3.50%, 02/01/25 (Call 11/01/24)[a]	250	256,235

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.50%, 02/01/45 (Call 08/01/44)[a]	$620	$649,413
5.15%, 11/15/43 (Call 05/15/43)	186	211,631
5.75%, 04/01/18	154	160,978
6.13%, 04/01/36	388	488,830
6.50%, 09/15/37	600	784,470
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)[a]	200	205,064
4.20%, 09/15/46 (Call 03/15/46)	100	96,407
4.25%, 11/30/23 (Call 08/30/23)	140	147,294
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)[a]	175	167,030
4.50%, 04/01/44 (Call 10/01/43)	300	333,345
Series Z
2.40%, 09/01/26 (Call 06/01/26)	50	47,108
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[a,d]	800	793,232
Cleveland Electric Illuminating Co. (The)
5.95%, 12/15/36	250	281,642
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	101,077
4.70%, 03/31/43 (Call 09/30/42)	100	104,325
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	300	301,029
3.40%, 09/01/21 (Call 06/01/21)	450	466,258
3.70%, 03/01/45 (Call 09/01/44)	200	189,742
5.80%, 03/15/18	190	198,195
6.45%, 01/15/38	140	184,815

Security	Principal (000s)	Value
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	$150	$147,576
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	100	102,038
3.95%, 03/01/43 (Call 09/01/42)	1,520	1,505,758
4.45%, 03/15/44 (Call 09/15/43)	480	513,461
4.50%, 12/01/45 (Call 06/01/45)	100	107,389
4.63%, 12/01/54 (Call 06/01/54)	100	107,317
5.50%, 12/01/39	5	5,995
6.30%, 08/15/37	208	270,177
6.65%, 04/01/19	200	219,440
Series 06-E
5.70%, 12/01/36	40	47,799
Series 08-B
6.75%, 04/01/38[a]	250	340,773
Series 12-A
4.20%, 03/15/42	150	152,778
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	250	245,028
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	100	107,957
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)[a]	200	201,408
3.38%, 08/15/23 (Call 05/15/23)	125	129,075
4.35%, 08/31/64 (Call 02/28/64)	106	106,941
6.13%, 03/15/19	1,050	1,139,796
6.70%, 09/15/19	300	334,260
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	51,496

120	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.00%, 06/01/42 (Call 12/01/41)	$250	$248,755
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	150	151,439
3.90%, 10/01/25 (Call 07/01/25)	500	512,515
4.45%, 03/15/21	225	240,145
4.70%, 12/01/44 (Call 06/01/44)[a]	150	156,666
5.20%, 08/15/19	200	214,496
7.00%, 06/15/38	140	180,625
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	158,074
5.95%, 06/15/35	400	472,868
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	430	418,579
3.90%, 06/01/21 (Call 03/01/21)	220	232,366
5.70%, 10/01/37	210	257,300
DTE Energy Co.
1.50%, 10/01/19	345	339,297
2.40%, 12/01/19 (Call 11/01/19)	195	196,026
3.85%, 12/01/23 (Call 09/01/23)	100	103,547
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	300	295,695
3.75%, 06/01/45 (Call 12/01/44)	380	368,611
3.90%, 06/15/21 (Call 03/15/21)	300	318,489
4.25%, 12/15/41 (Call 06/15/41)	160	166,614
6.05%, 04/15/38	182	234,139
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	250	234,632
3.05%, 08/15/22 (Call 05/15/22)	400	403,216

Security	Principal (000s)	Value
3.55%, 09/15/21 (Call 06/15/21)	$500	$518,720
3.75%, 04/15/24 (Call 01/15/24)	500	516,970
4.80%, 12/15/45 (Call 06/15/45)	100	107,317
Duke Energy Florida LLC
1.85%, 01/15/20	210	210,193
3.10%, 08/15/21 (Call 05/15/21)	100	103,243
3.20%, 01/15/27 (Call 10/15/26)	2,250	2,271,690
3.85%, 11/15/42 (Call 05/15/42)	300	293,622
5.65%, 04/01/40	100	123,155
6.40%, 06/15/38	97	129,619
Duke Energy Indiana LLC
6.35%, 08/15/38	200	263,532
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	250	236,785
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)[a]	1,000	960,990
4.15%, 12/01/44 (Call 06/01/44)	220	226,054
5.30%, 01/15/19	200	213,028
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	350	345,065
4.75%, 06/15/46 (Call 12/15/45)	250	257,350
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	314,118
4.95%, 12/15/44 (Call 12/15/24)	100	101,957
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	154,288
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	400	409,328
7.13%, 02/01/19	300	327,759

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	$170	$172,518
3.40%, 04/15/26 (Call 01/15/26)	300	296,082
3.95%, 06/15/25 (Call 03/15/25)	350	360,633
4.45%, 04/15/46 (Call 10/15/45)	650	652,372
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	150	155,898
5.20%, 10/01/19	200	214,320
5.60%, 06/15/42 (Call 12/15/41)	230	217,451
6.25%, 10/01/39	350	356,720
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	300	313,875
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)[a]	400	415,296
5.25%, 02/01/41 (Call 08/01/40)	200	238,138
5.65%, 02/01/37	200	246,570
5.95%, 02/01/38	175	226,096
5.96%, 04/01/39	115	147,808
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[d]	500	471,390
Georgia Power Co.
1.95%, 12/01/18[a]	200	201,080
4.30%, 03/15/42	795	811,719
5.40%, 06/01/40	150	173,133
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,001
Hydro-Quebec
8.05%, 07/07/24	435	573,086
Iberdrola International BV
6.75%, 07/15/36	200	251,850
Indiana Michigan Power Co.
7.00%, 03/15/19	180	197,354

Security	Principal (000s)	Value
Integrys Holding Inc.
4.17%, 11/01/20[a]	$100	$105,763
Interstate Power & Light Co.
6.25%, 07/15/39	100	128,164
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	250	279,235
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	215,548
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	105,174
5.13%, 11/01/40 (Call 05/01/40)	210	245,347
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	310	328,795
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	50	54,320
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	150	151,850
3.50%, 10/15/24 (Call 07/15/24)	70	72,550
3.70%, 09/15/23 (Call 06/15/23)	200	209,396
4.25%, 05/01/46 (Call 11/01/45)	200	209,832
Nevada Power Co.
6.65%, 04/01/36	50	66,944
7.13%, 03/15/19	100	110,613
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	135,937
4.50%, 06/01/21 (Call 03/01/21)	100	107,120
6.00%, 03/01/19	135	145,280
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	325	335,823

122	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$250	$245,572
5.50%, 03/15/40	125	150,466
Oglethorpe Power Corp.
4.55%, 06/01/44	50	50,246
5.25%, 09/01/50	226	246,218
5.38%, 11/01/40	95	107,646
Ohio Power Co. Series M
5.38%, 10/01/21	120	134,039
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	150	157,872
6.35%, 09/01/18	375	399,592
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)[a]	250	247,712
5.30%, 06/01/42 (Call 12/01/41)	400	477,364
6.80%, 09/01/18	150	161,032
7.00%, 09/01/22	170	206,825
7.50%, 09/01/38	66	95,348
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	197,392
3.40%, 08/15/24 (Call 05/15/24)	140	143,417
3.50%, 10/01/20 (Call 07/01/20)	70	72,696
3.75%, 02/15/24 (Call 11/15/23)	225	235,685
4.25%, 03/15/46 (Call 09/15/45)	205	209,889
4.75%, 02/15/44 (Call 08/15/43)	300	331,602
5.40%, 01/15/40	5	5,943
6.05%, 03/01/34	950	1,198,967
6.25%, 03/01/39	350	455,864
8.25%, 10/15/18	730	803,000
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	238	242,998
3.60%, 04/01/24 (Call 01/01/24)	186	193,585

Security	Principal (000s)	Value
3.85%, 06/15/21 (Call 03/15/21)	$230	$243,761
4.10%, 02/01/42 (Call 08/01/41)	250	253,620
5.25%, 06/15/35	100	115,987
6.00%, 01/15/39	250	321,823
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	292,353
3.15%, 10/15/25 (Call 07/15/25)	250	251,800
5.95%, 10/01/36	100	124,951
Pennsylvania Electric Co.
6.15%, 10/01/38	100	116,551
Portland General Electric Co.
6.10%, 04/15/19	100	108,376
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	170,943
4.15%, 03/15/43 (Call 09/15/42)	500	514,080
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)[a]	100	105,603
5.00%, 03/15/44 (Call 09/15/43)	54	58,083
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	150	154,102
4.15%, 10/01/45 (Call 04/01/45)[a]	250	258,743
5.20%, 07/15/41 (Call 01/15/41)	275	319,267
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	202,698
4.40%, 01/15/21 (Call 10/15/20)	100	106,097
7.75%, 03/01/31	225	314,379
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	305	306,986
4.15%, 09/15/21 (Call 06/15/21)[a]	100	104,396
8.63%, 04/15/31	300	371,394

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$400	$393,740
3.55%, 06/15/46 (Call 12/15/45)	550	507,980
4.75%, 08/15/41 (Call 02/15/41)[a]	50	55,166
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	358,705
Public Service Co. of Oklahoma
4.40%, 02/01/21[a]	180	191,405
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	98,622
2.25%, 09/15/26 (Call 06/15/26)	500	466,680
2.38%, 05/15/23 (Call 02/15/23)	50	48,895
4.05%, 05/01/45 (Call 11/01/44)	150	151,910
4.15%, 11/01/45 (Call 05/01/45)	250	258,075
5.50%, 03/01/40	110	132,465
5.80%, 05/01/37	200	248,328
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	248,165
5.63%, 07/15/22 (Call 04/15/22)	300	332,604
Puget Sound Energy Inc.
5.76%, 10/01/39	130	158,751
5.76%, 07/15/40	150	184,020
7.02%, 12/01/27	100	130,049
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,544
3.95%, 11/15/41	50	49,777
6.00%, 06/01/39	50	64,496
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	206,468
4.75%, 05/15/21 (Call 02/15/21)	100	105,794

Security	Principal (000s)	Value
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	$100	$96,081
South Carolina Electric & Gas Co.
4.50%, 06/01/64 (Call 12/01/63)	300	295,539
4.60%, 06/15/43 (Call 12/15/42)	165	175,834
6.05%, 01/15/38[a]	125	155,732
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	159,006
4.65%, 10/01/43 (Call 04/01/43)	150	168,125
5.50%, 08/15/18	250	264,098
5.50%, 03/15/40	140	171,070
5.63%, 02/01/36	200	242,918
5.75%, 04/01/35	160	196,666
6.00%, 01/15/34[a]	62	77,345
Series 05-E
5.35%, 07/15/35	400	470,648
Series 06-E
5.55%, 01/15/37	180	217,480
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	300	298,095
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	95,150
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	800	789,888
2.75%, 06/15/20 (Call 05/15/20)	165	166,926
3.25%, 07/01/26 (Call 04/01/26)	1,205	1,171,778
4.40%, 07/01/46 (Call 01/01/46)	1,250	1,243,050
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)[a]	250	260,855
5.15%, 09/15/41	100	102,612

124	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	$180	$185,821
3.90%, 04/01/45 (Call 10/01/44)	325	310,271
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	200	195,042
4.20%, 05/15/45 (Call 11/15/44)	250	245,377
Toledo Edison Co. (The)
6.15%, 05/15/37	200	244,258
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	50	53,766
UIL Holdings Corp.
4.63%, 10/01/20	100	103,681
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	100	103,483
3.90%, 09/15/42 (Call 03/15/42)	300	301,086
6.70%, 02/01/19	110	119,791
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	184,165
2.95%, 11/15/26 (Call 08/15/26)	500	489,645
3.10%, 05/15/25 (Call 02/15/25)	200	199,668
4.00%, 11/15/46 (Call 05/15/46)	100	99,809
4.45%, 02/15/44 (Call 08/15/43)	250	266,933
5.40%, 04/30/18	191	199,139
6.35%, 11/30/37	350	453,271
8.88%, 11/15/38	205	335,099
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	100	100,311
4.10%, 04/01/43 (Call 10/01/42)[a]	100	101,131
4.13%, 03/01/42 (Call 09/01/41)	50	50,780

Security	Principal (000s)	Value
4.25%, 12/01/45 (Call 06/01/45)	$200	$206,672
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	204,842
4.25%, 12/15/19[a]	350	372,967
4.30%, 12/15/45 (Call 06/15/45)	100	105,076
Wisconsin Power & Light Co.
2.25%, 11/15/22 (Call 08/15/22)	150	144,872
4.10%, 10/15/44 (Call 04/15/44)	250	250,722
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	55,862
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	500	499,295
3.35%, 12/01/26 (Call 06/01/26)	500	502,130
4.70%, 05/15/20 (Call 11/15/19)	150	159,190
6.50%, 07/01/36	225	285,300

		70,117,031
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	300	299,988
4.25%, 11/15/20	250	267,550
5.00%, 04/15/19	175	186,447

		753,985
ELECTRONICS — 0.44%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	100	96,354
3.20%, 10/01/22 (Call 07/01/22)	150	150,331
5.00%, 07/15/20	250	270,315
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	315,441

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	$175	$175,794
4.50%, 03/01/23 (Call 12/01/22)	100	103,213
Avnet Inc.
4.88%, 12/01/22	297	312,783
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	35,224
3.70%, 11/15/23 (Call 08/15/23)	100	103,103
4.75%, 03/15/42	106	106,408
5.75%, 08/15/40	150	168,715
6.63%, 05/15/19	250	274,840
Flex Ltd.
4.63%, 02/15/20	205	215,654
4.75%, 06/15/25 (Call 03/15/25)[a]	100	105,563
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[d]	630	626,195
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	500	490,870
2.50%, 11/01/26 (Call 08/01/26)[a]	500	476,950
4.25%, 03/01/21	312	337,250
5.70%, 03/15/37	100	123,552
Jabil Circuit Inc.
4.70%, 09/15/22	100	104,125
5.63%, 12/15/20	100	107,875
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	150,453
Koninklijke Philips NV
3.75%, 03/15/22	300	312,906
5.00%, 03/15/42	184	194,941
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,230
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	185	186,691

Security	Principal (000s)	Value
3.50%, 02/03/22 (Call 11/03/21)	$150	$154,512

		5,754,288
ENGINEERING & CONSTRUCTION — 0.06%
ABB Finance USA Inc.
2.88%, 05/08/22	300	303,657
Fluor Corp.
3.38%, 09/15/21	250	257,345
3.50%, 12/15/24 (Call 09/15/24)[a]	200	204,586

		765,588
ENVIRONMENTAL CONTROL — 0.19%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	204	204,000
3.55%, 06/01/22 (Call 03/01/22)	200	208,416
3.80%, 05/15/18[a]	150	153,604
4.75%, 05/15/23 (Call 02/15/23)[a]	100	110,279
5.25%, 11/15/21	602	672,350
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	200	203,766
3.13%, 03/01/25 (Call 12/01/24)	160	161,112
3.90%, 03/01/35 (Call 09/01/34)	400	403,952
4.10%, 03/01/45 (Call 09/01/44)	202	205,194
6.10%, 03/15/18	82	85,792

		2,408,465
FOOD — 1.52%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	392,024
3.25%, 09/15/22	290	292,100
4.95%, 08/15/20	19	20,201
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	250	265,150
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	750	770,760

126	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.65%, 02/15/19	$317	$340,166
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	550	518,826
4.13%, 12/01/20	100	107,140
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	250	246,223
4.63%, 11/01/20	150	160,538
JM Smucker Co. (The)
1.75%, 03/15/18	200	200,502
2.50%, 03/15/20[a]	300	303,708
3.50%, 03/15/25	200	203,422
4.38%, 03/15/45	195	196,991
Kellogg Co.
3.25%, 05/21/18	75	76,426
3.25%, 04/01/26	300	294,912
4.00%, 12/15/20	700	739,564
4.50%, 04/01/46	250	248,423
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	150	171,149
Kraft Heinz Foods Co.
2.00%, 07/02/18	250	250,697
2.80%, 07/02/20 (Call 06/02/20)	1,600	1,617,856
3.00%, 06/01/26 (Call 03/01/26)	415	391,125
3.50%, 06/06/22[a]	490	501,064
3.50%, 07/15/22 (Call 05/15/22)	300	306,765
3.95%, 07/15/25 (Call 04/15/25)	350	356,261
4.38%, 06/01/46 (Call 12/01/45)	470	443,779
5.00%, 07/15/35 (Call 01/15/35)	300	315,303
5.00%, 06/04/42	350	358,645
5.20%, 07/15/45 (Call 01/15/45)	450	474,813
6.50%, 02/09/40	200	244,184
6.88%, 01/26/39	182	229,757
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	350	350,035

Security	Principal (000s)	Value
2.95%, 11/01/21 (Call 10/01/21)	$284	$286,525
3.30%, 01/15/21 (Call 12/15/20)	400	411,008
3.40%, 04/15/22 (Call 01/15/22)	250	256,170
3.85%, 08/01/23 (Call 05/01/23)	250	260,078
4.45%, 02/01/47 (Call 08/01/46)	350	347,501
5.00%, 04/15/42 (Call 10/15/41)	75	79,700
5.40%, 07/15/40 (Call 01/15/40)	100	111,349
6.90%, 04/15/38[a]	100	131,636
7.50%, 04/01/31	185	251,313
8.00%, 09/15/29	150	205,530
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	249,750
3.90%, 07/15/21 (Call 04/15/21)	30	31,622
Mondelez International Inc.
6.50%, 02/09/40[a]	250	311,010
Sysco Corp.
1.90%, 04/01/19	200	200,400
2.50%, 07/15/21 (Call 06/15/21)	650	649,506
2.60%, 10/01/20 (Call 09/01/20)	450	454,648
3.30%, 07/15/26 (Call 04/15/26)	250	245,850
3.75%, 10/01/25 (Call 07/01/25)	425	433,865
4.50%, 04/01/46 (Call 10/01/45)	100	101,205
6.63%, 03/17/39	100	127,400
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	200	204,250
4.50%, 06/15/22 (Call 03/15/22)	442	472,387
4.88%, 08/15/34 (Call 02/15/34)	481	496,632

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Unilever Capital Corp.
1.38%, 07/28/21	$500	$480,395
3.10%, 07/30/25	100	99,962
4.25%, 02/10/21	450	483,939
5.90%, 11/15/32	217	278,967
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	600	641,382

		19,692,489
FOREST PRODUCTS & PAPER — 0.27%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	205,786
4.75%, 01/11/22 (Call 10/11/21)	172	180,304
7.25%, 07/29/19	100	110,946
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	152	158,902
6.25%, 09/01/42	160	161,269
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	205,000
Georgia-Pacific LLC
7.75%, 11/15/29	250	340,013
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	189,342
3.65%, 06/15/24 (Call 03/15/24)	600	612,702
4.40%, 08/15/47 (Call 02/15/47)	250	242,147
4.75%, 02/15/22 (Call 11/15/21)	150	162,977
4.80%, 06/15/44 (Call 12/15/43)	395	403,236
5.00%, 09/15/35 (Call 03/15/35)	154	165,123
6.00%, 11/15/41 (Call 05/15/41)	75	86,966
7.95%, 06/15/18[a]	105	112,912
8.70%, 06/15/38[a]	125	180,924

		3,518,549

Security	Principal (000s)	Value
GAS — 0.66%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	$172	$176,128
5.50%, 06/15/41 (Call 12/15/40)	100	118,978
8.50%, 03/15/19	132	148,916
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	331	350,023
5.85%, 01/15/41 (Call 07/15/40)	50	59,191
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	262,969
2.80%, 11/15/20 (Call 10/15/20)	250	253,480
4.80%, 11/01/43 (Call 05/01/43)	200	211,192
KeySpan Corp.
5.80%, 04/01/35	175	198,488
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	247,775
4.90%, 12/01/21 (Call 09/01/21)	120	127,344
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	1,050	1,268,253
5.80%, 02/01/42 (Call 08/01/41)[a]	200	235,662
6.40%, 03/15/18	116	121,379
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	100	100,385
4.66%, 02/01/44 (Call 08/01/43)	100	107,922
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	80	79,869
4.65%, 08/01/43 (Call 02/01/43)	200	207,264

128	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	$154	$154,480
2.85%, 11/15/20 (Call 10/15/20)	100	101,472
3.75%, 11/15/25 (Call 08/15/25)	100	101,936
6.00%, 10/15/39[a]	385	471,683
9.80%, 02/15/19	240	275,705
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	2,250	2,288,385
4.45%, 03/15/44 (Call 09/15/43)	200	213,826
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	120	123,074
5.25%, 08/15/19	80	85,537
5.88%, 03/15/41 (Call 09/15/40)[a]	100	119,800
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	200	205,708
Washington Gas Light Co. Series K
3.80%, 09/15/46 (Call 03/15/46)	100	94,550

		8,511,374
HAND & MACHINE TOOLS — 0.04%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[a]	202	202,632
Snap-On Inc.
4.25%, 01/15/18	75	76,820
Stanley Black & Decker Inc.
2.90%, 11/01/22[a]	250	253,122
3.40%, 12/01/21 (Call 09/01/21)	22	22,775

		555,349
HEALTH CARE – PRODUCTS — 1.68%
Abbott Laboratories
2.00%, 03/15/20	500	495,080
2.35%, 11/22/19	850	854,344
2.90%, 11/30/21 (Call 10/30/21)	1,000	1,004,610

Security	Principal (000s)	Value
3.40%, 11/30/23 (Call 09/30/23)	$325	$326,778
3.75%, 11/30/26 (Call 08/30/26)	1,100	1,101,584
4.13%, 05/27/20[a]	200	210,478
4.75%, 11/30/36 (Call 05/30/36)	200	206,084
4.90%, 11/30/46 (Call 05/30/46)	500	518,970
5.13%, 04/01/19	292	309,555
5.30%, 05/27/40	418	446,010
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	250	233,933
3.50%, 08/15/46 (Call 02/15/46)	250	217,512
Becton Dickinson and Co.
2.68%, 12/15/19	300	304,566
3.25%, 11/12/20	286	294,380
3.73%, 12/15/24 (Call 09/15/24)	200	206,544
4.69%, 12/15/44 (Call 06/15/44)	130	138,046
4.88%, 05/15/44 (Call 11/15/43)	100	106,031
6.00%, 05/15/39	100	118,618
6.38%, 08/01/19	100	109,943
Boston Scientific Corp.
3.85%, 05/15/25	250	254,760
6.00%, 01/15/20	700	769,307
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	252,652
3.35%, 09/15/25 (Call 06/15/25)	250	258,040
4.38%, 09/15/45 (Call 03/15/45)	150	160,846
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)[a]	100	103,846
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	160,541
6.00%, 03/01/20	200	219,352

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Medtronic Inc.
1.38%, 04/01/18	$550	$549,785
2.50%, 03/15/20	500	507,455
3.15%, 03/15/22	1,000	1,029,740
3.50%, 03/15/25	382	392,150
3.63%, 03/15/24 (Call 12/15/23)	1,000	1,045,190
4.38%, 03/15/35	187	198,229
4.63%, 03/15/44 (Call 09/15/43)	167	180,163
4.63%, 03/15/45	1,350	1,461,146
5.55%, 03/15/40	140	165,978
5.60%, 03/15/19	300	322,587
St. Jude Medical LLC
2.00%, 09/15/18	390	390,690
2.80%, 09/15/20 (Call 08/15/20)	265	266,614
4.75%, 04/15/43 (Call 10/15/42)	232	229,469
Stryker Corp.
1.30%, 04/01/18	112	111,772
2.63%, 03/15/21 (Call 02/15/21)	200	201,338
3.38%, 11/01/25 (Call 08/01/25)	80	80,631
3.50%, 03/15/26 (Call 12/15/25)	400	405,528
4.10%, 04/01/43 (Call 10/01/42)	100	96,299
4.38%, 05/15/44 (Call 11/15/43)	250	251,598
4.63%, 03/15/46 (Call 09/15/45)	875	918,960
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	45	45,256
2.95%, 09/19/26 (Call 06/19/26)	580	556,098
3.00%, 04/15/23 (Call 02/15/23)	500	495,385
3.15%, 01/15/23 (Call 10/15/22)	100	100,361
4.15%, 02/01/24 (Call 11/01/23)	306	322,380
4.50%, 03/01/21	400	427,124

Security	Principal (000s)	Value
5.30%, 02/01/44 (Call 08/01/43)	$100	$113,705
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	600	601,032
3.38%, 11/30/21 (Call 08/30/21)	261	264,403
3.55%, 04/01/25 (Call 01/01/25)	575	569,779
5.75%, 11/30/39	100	113,839

		21,797,094
HEALTH CARE – SERVICES — 1.46%
Aetna Inc.
1.70%, 06/07/18	525	525,725
2.75%, 11/15/22 (Call 08/15/22)	226	225,760
3.20%, 06/15/26 (Call 03/16/17)	1,100	1,111,220
3.50%, 11/15/24 (Call 08/15/24)	80	82,092
3.95%, 09/01/20	600	641,478
4.13%, 06/01/21 (Call 03/01/21)	130	137,882
4.13%, 11/15/42 (Call 05/15/42)[a]	326	320,390
4.25%, 06/15/36 (Call 03/16/17)	400	404,264
4.38%, 06/15/46 (Call 03/16/17)	800	808,720
6.63%, 06/15/36	142	184,610
Anthem Inc.
1.88%, 01/15/18	347	347,916
3.30%, 01/15/23	500	504,085
3.50%, 08/15/24 (Call 05/15/24)	247	248,215
3.70%, 08/15/21 (Call 05/15/21)	282	291,969
4.35%, 08/15/20	350	370,548
4.63%, 05/15/42	632	649,709
4.65%, 01/15/43	350	361,802
4.65%, 08/15/44 (Call 02/15/44)[a]	40	41,429
5.85%, 01/15/36	150	173,931
6.38%, 06/15/37	136	167,298

130	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Ascension Health
3.95%, 11/15/46	$300	$298,218
Catholic Health Initiatives
4.35%, 11/01/42	200	179,532
Children’s Hospital Corp. (The) Series 2017
4.12%, 01/01/47 (Call 07/01/46)	200	204,046
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	200	212,928
4.50%, 03/15/21 (Call 12/15/20)	312	333,088
5.13%, 06/15/20	237	256,889
5.38%, 02/15/42 (Call 08/15/41)	380	437,965
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	33,242
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	213,516
4.95%, 10/01/44 (Call 04/01/44)	200	213,598
7.20%, 06/15/18	252	268,927
Kaiser Foundation Hospitals
3.50%, 04/01/22	150	155,013
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	625	616,100
3.75%, 08/23/22 (Call 05/23/22)[a]	225	231,491
New York and Presbyterian Hospital (The)
4.06%, 08/01/56	350	329,875
4.76%, 08/01/16	50	47,885
Premier Health Partners Series G
2.91%, 11/15/26 (Call 05/15/26)	350	323,883
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	200	202,516
4.70%, 04/01/21	200	215,854

Security	Principal (000s)	Value
4.70%, 03/30/45 (Call 09/30/44)	$186	$187,430
UnitedHealth Group Inc.
1.90%, 07/16/18	560	562,470
2.13%, 03/15/21	90	89,235
2.70%, 07/15/20	35	35,672
2.75%, 02/15/23 (Call 11/15/22)	400	399,704
2.88%, 03/15/22 (Call 12/15/21)[a]	350	356,430
2.88%, 03/15/23	250	252,012
3.35%, 07/15/22[a]	910	946,436
3.75%, 07/15/25	775	810,588
4.25%, 03/15/43 (Call 09/15/42)	370	381,803
4.63%, 11/15/41 (Call 05/15/41)	250	270,348
4.70%, 02/15/21 (Call 11/15/20)	350	380,555
4.75%, 07/15/45	376	422,962
5.80%, 03/15/36	99	122,089
5.95%, 02/15/41 (Call 08/15/40)	300	383,526
6.00%, 02/15/18	398	415,301
6.50%, 06/15/37	100	133,132
6.88%, 02/15/38	350	483,175

		19,006,477
HOLDING COMPANIES – DIVERSIFIED — 0.12%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	570	564,226
3.88%, 01/15/20 (Call 12/15/19)	200	203,884
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	201,988
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	213,000
6.63%, 10/23/43 (Call 07/23/43)[a]	100	98,875
Prospect Capital Corp.
5.00%, 07/15/19	250	256,875

		1,538,848

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$200	$206,878

		206,878
HOME FURNISHINGS — 0.05%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	101,278
Whirlpool Corp.
3.70%, 03/01/23	100	102,771
3.70%, 05/01/25	250	254,843
4.00%, 03/01/24	100	104,938
4.85%, 06/15/21	105	113,696

		677,526
HOUSEHOLD PRODUCTS & WARES — 0.10%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	82	81,784
Clorox Co. (The)
3.80%, 11/15/21	200	210,928
Kimberly-Clark Corp.
1.90%, 05/22/19[a]	190	190,992
2.40%, 06/01/23	128	125,645
2.65%, 03/01/25	145	141,446
3.88%, 03/01/21	226	239,641
5.30%, 03/01/41	80	96,753
6.63%, 08/01/37	150	206,632

		1,293,821
HOUSEWARES — 0.17%
Newell Brands Inc.
2.60%, 03/29/19	400	405,960
3.85%, 04/01/23 (Call 02/01/23)	250	260,447
4.00%, 06/15/22 (Call 03/15/22)	112	116,296
4.00%, 12/01/24 (Call 09/01/24)	250	258,110
4.20%, 04/01/26 (Call 01/01/26)[a]	100	105,217
5.50%, 04/01/46 (Call 10/01/45)	750	877,613

Security	Principal (000s)	Value
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	$200	$214,140

		2,237,783
INSURANCE — 2.66%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	400	387,184
3.63%, 11/15/24[a]	111	114,701
4.00%, 10/15/46 (Call 04/15/46)	230	220,395
6.45%, 08/15/40	40	52,223
Alleghany Corp.
4.95%, 06/27/22	100	109,883
5.63%, 09/15/20	100	109,968
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	200	200,626
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	640	654,714
4.50%, 06/15/43	200	213,444
5.55%, 05/09/35	188	225,920
7.45%, 05/16/19	112	124,575
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	800	803,640
3.75%, 07/10/25 (Call 04/10/25)	145	145,668
3.88%, 01/15/35 (Call 07/15/34)	890	829,943
3.90%, 04/01/26 (Call 01/01/26)	1,000	1,012,500
4.38%, 01/15/55 (Call 07/15/54)	150	136,986
4.50%, 07/16/44 (Call 01/16/44)	511	500,208
4.88%, 06/01/22	530	575,659
6.40%, 12/15/20	322	366,269
Aon Corp.
5.00%, 09/30/20	130	140,266
6.25%, 09/30/40[a]	170	204,444

132	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	$100	$100,615
3.88%, 12/15/25 (Call 09/15/25)	250	256,558
4.25%, 12/12/42	200	185,920
4.60%, 06/14/44 (Call 03/14/44)[a]	100	99,208
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	161,576
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	109,829
Assurant Inc.
2.50%, 03/15/18[a]	300	302,658
AXA SA
8.60%, 12/15/30	225	309,780
AXIS Specialty Finance LLC
5.88%, 06/01/20	250	275,560
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	275	275,432
1.70%, 03/15/19	1,050	1,054,315
4.40%, 05/15/42	156	164,942
5.40%, 05/15/18[a]	490	512,506
5.75%, 01/15/40	100	125,057
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,300	1,304,290
3.13%, 03/15/26 (Call 12/15/25)	650	652,392
3.40%, 01/31/22	300	313,797
3.75%, 08/15/21	200	212,246
4.50%, 02/11/43[a]	378	409,026
Chubb Corp. (The)
5.75%, 05/15/18	175	183,613
6.50%, 05/15/38	200	268,434
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	700	707,546
3.35%, 05/15/24	576	590,158
4.35%, 11/03/45 (Call 05/03/45)	1,785	1,906,076
5.90%, 06/15/19	80	87,062
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	250	256,985

Security	Principal (000s)	Value
4.50%, 03/01/26 (Call 12/01/25)	$110	$116,191
5.88%, 08/15/20	82	91,250
Fidelity National Financial Inc.
5.50%, 09/01/22	250	263,160
First American Financial Corp.
4.60%, 11/15/24	100	100,794
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	186	206,397
6.30%, 03/15/18	200	209,074
6.63%, 03/30/40	192	240,584
Infinity Property & Casualty Corp.
5.00%, 09/19/22	200	206,500
Lincoln National Corp.
3.35%, 03/09/25	65	64,578
4.20%, 03/15/22	118	124,785
4.85%, 06/24/21	50	54,090
6.15%, 04/07/36	50	59,098
7.00%, 06/15/40	290	375,359
8.75%, 07/01/19	105	120,473
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	342,408
Manulife Financial Corp.
4.90%, 09/17/20	550	591,129
Markel Corp.
4.90%, 07/01/22	100	108,737
5.35%, 06/01/21	100	109,102
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	156,217
3.30%, 03/14/23 (Call 01/14/23)	300	305,925
3.50%, 03/10/25 (Call 12/10/24)	436	440,329
4.80%, 07/15/21 (Call 04/15/21)	200	217,296
MetLife Inc.
3.05%, 12/15/22	390	394,528
3.60%, 04/10/24	350	362,040
3.60%, 11/13/25 (Call 08/13/25)[a]	105	107,611

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.05%, 03/01/45[a]	$315	$306,675
4.60%, 05/13/46 (Call 11/13/45)[a]	350	371,437
4.72%, 12/15/44	275	296,040
4.75%, 02/08/21	600	650,946
5.88%, 02/06/41[a]	200	245,592
6.40%, 12/15/66 (Call 12/15/31)	415	458,799
7.72%, 02/15/19	275	305,258
Series D
4.37%, 09/15/23	165	177,842
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	200	211,222
Principal Financial Group Inc.
3.13%, 05/15/23	202	202,073
3.30%, 09/15/22	102	103,991
4.30%, 11/15/46 (Call 05/15/46)	40	40,315
6.05%, 10/15/36	132	161,007
Progressive Corp. (The)
3.70%, 01/26/45	120	114,559
3.75%, 08/23/21	350	368,812
Protective Life Corp.
8.45%, 10/15/39	200	280,034
Prudential Financial Inc.
5.10%, 08/15/43	150	167,562
5.40%, 06/13/35	100	113,702
5.70%, 12/14/36	250	294,480
5.80%, 11/16/41	100	121,325
7.38%, 06/15/19	250	280,120
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	346	361,667
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)	1,000	1,029,040
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	150	161,127

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[a]	$250	$272,260
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)	150	162,316
Series D
6.63%, 12/01/37	300	391,824
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	300	327,546
Torchmark Corp.
9.25%, 06/15/19	125	144,335
Transatlantic Holdings Inc.
8.00%, 11/30/39	100	129,927
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)[a]	300	288,948
5.80%, 05/15/18	185	194,013
5.90%, 06/02/19[a]	120	130,732
6.25%, 06/15/37	301	391,974
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	191,940
Trinity Acquisition PLC
6.13%, 08/15/43	200	215,400
Unum Group
4.00%, 03/15/24	200	202,676
Voya Financial Inc.
4.80%, 06/15/46	375	372,214
WR Berkley Corp.
4.63%, 03/15/22	55	59,060
4.75%, 08/01/44	130	128,843
5.38%, 09/15/20	120	128,705
XLIT Ltd.
5.50%, 03/31/45[a]	300	298,245
5.75%, 10/01/21	210	233,602
6.25%, 05/15/27	150	175,635

		34,586,272
INTERNET — 0.59%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	745	749,895

134	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.60%, 11/28/24 (Call 08/28/24)	$1,200	$1,215,732
4.50%, 11/28/34 (Call 05/28/34)[a]	100	103,924
Alphabet Inc.
3.38%, 02/25/24	350	367,895
3.63%, 05/19/21	800	850,624
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	300	298,707
2.60%, 12/05/19 (Call 11/05/19)	250	255,332
3.80%, 12/05/24 (Call 09/05/24)[a]	125	132,462
4.80%, 12/05/34 (Call 06/05/34)	200	225,198
4.95%, 12/05/44 (Call 06/05/44)	600	696,756
Baidu Inc.
3.25%, 08/06/18	400	406,188
3.50%, 11/28/22	400	407,452
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	250	251,243
2.60%, 07/15/22 (Call 04/15/22)	250	244,950
3.25%, 10/15/20 (Call 07/15/20)[a]	100	103,303
4.00%, 07/15/42 (Call 01/15/42)[a]	290	249,893
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[a]	100	104,390
5.95%, 08/15/20	232	255,360
7.46%, 08/15/18	300	321,777
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[a]	100	100,875
4.20%, 09/15/20	302	312,193

		7,654,149
IRON & STEEL — 0.28%
Nucor Corp.
6.40%, 12/01/37	250	322,663

Security	Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22	$650	$672,750
4.63%, 09/15/20[a]	450	475,312
5.63%, 09/15/19	350	374,937
5.88%, 06/10/21	250	271,250
6.25%, 08/10/26	250	275,938
6.88%, 11/21/36[a]	300	328,500
6.88%, 11/10/39	650	710,937
8.25%, 01/17/34	50	59,750
Vale SA
5.63%, 09/11/42[a]	187	180,689

		3,672,726
LEISURE TIME — 0.06%
Carnival Corp.
3.95%, 10/15/20[a]	550	580,398
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	50,630
4.63%, 07/28/45 (Call 01/28/45)[a]	150	151,272

		782,300
LODGING — 0.11%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	95	95,243
5.38%, 08/15/21 (Call 05/15/21)	60	65,901
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	155	156,553
3.00%, 03/01/19 (Call 12/01/18)	80	81,542
3.25%, 09/15/22 (Call 06/15/22)	202	203,980
3.75%, 03/15/25 (Call 12/15/24)	485	491,397
4.50%, 10/01/34 (Call 04/01/34)	80	81,508
Series N
3.13%, 10/15/21 (Call 07/15/21)	100	101,590
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	200	208,374

		1,486,088

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MACHINERY — 0.75%
Caterpillar Financial Services Corp.
1.50%, 02/23/18[a]	$100	$100,194
1.70%, 06/16/18	250	250,530
2.10%, 06/09/19	550	553,415
2.25%, 12/01/19	215	216,675
2.40%, 08/09/26[a]	250	236,735
2.50%, 11/13/20	250	251,550
2.75%, 08/20/21	200	201,814
3.25%, 12/01/24[a]	250	255,323
3.30%, 06/09/24	250	254,448
7.15%, 02/15/19	870	959,427
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	200	207,142
3.80%, 08/15/42	225	219,902
4.30%, 05/15/44 (Call 11/15/43)[a]	75	79,091
5.20%, 05/27/41	325	380,731
5.30%, 09/15/35	200	232,252
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	100	104,638
4.88%, 10/01/43 (Call 04/01/43)	100	112,722
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	426	427,542
4.38%, 10/16/19	80	84,982
5.38%, 10/16/29	246	297,421
John Deere Capital Corp.
1.25%, 10/09/19	550	543,064
1.35%, 01/16/18	270	270,068
1.60%, 07/13/18	450	450,562
1.95%, 01/08/19	250	251,662
2.05%, 03/10/20[a]	400	399,472
2.30%, 09/16/19	280	283,368
2.55%, 01/08/21	300	302,523
2.65%, 06/10/26	250	242,463
2.75%, 03/15/22	300	303,054
2.80%, 03/06/23	100	100,296
3.15%, 10/15/21	70	72,078
3.35%, 06/12/24	240	247,200

Security	Principal (000s)	Value
Series 0014
2.45%, 09/11/20	$250	$252,040
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	78,786
6.25%, 12/01/37	100	124,928
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)[a]	150	150,960
3.80%, 12/15/26 (Call 09/15/26)	230	232,397

		9,731,455
MANUFACTURING — 1.27%
3M Co.
1.63%, 06/15/19	50	50,276
2.00%, 06/26/22	700	691,551
2.25%, 09/19/26 (Call 06/19/26)	250	235,640
3.13%, 09/19/46 (Call 03/19/46)	125	112,185
5.70%, 03/15/37	250	314,582
6.38%, 02/15/28	100	129,378
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	203,626
Dover Corp.
5.38%, 10/15/35	85	98,830
5.38%, 03/01/41 (Call 12/01/40)	132	156,276
5.45%, 03/15/18	100	103,989
Eaton Corp.
2.75%, 11/02/22	325	325,946
4.00%, 11/02/32	258	262,352
4.15%, 11/02/42	350	349,412
5.60%, 05/15/18	62	64,824
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	50	51,963
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	600	608,196
2.70%, 10/09/22	380	384,834
3.10%, 01/09/23	100	103,359

136	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.15%, 09/07/22	$250	$259,000
3.45%, 05/15/24 (Call 02/13/24)	379	394,475
4.13%, 10/09/42	430	445,394
4.50%, 03/11/44	250	272,628
4.63%, 01/07/21	225	245,871
4.65%, 10/17/21	960	1,058,227
5.30%, 02/11/21	470	521,921
5.50%, 01/08/20[a]	600	660,336
5.63%, 05/01/18	300	314,862
5.88%, 01/14/38	600	769,008
6.00%, 08/07/19	235	259,224
6.88%, 01/10/39	750	1,074,023
Series A
6.75%, 03/15/32	1,487	2,026,736
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	400	387,120
3.38%, 09/15/21 (Call 06/15/21)	100	104,411
3.50%, 03/01/24 (Call 12/01/23)	100	104,307
3.90%, 09/01/42 (Call 03/01/42)	200	204,430
4.88%, 09/15/41 (Call 03/15/41)[a]	150	170,242
6.25%, 04/01/19	112	122,653
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	214,710
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	251,808
4.65%, 11/01/44 (Call 05/01/44)[a]	190	198,216
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[d]	500	504,555
3.30%, 11/21/24 (Call 08/21/24)	350	358,232
4.10%, 03/01/47 (Call 09/01/46)[d]	350	355,922

Security	Principal (000s)	Value
4.20%, 11/21/34 (Call 05/21/34)	$80	$82,514
Series A
6.25%, 05/15/38	100	128,084
Pentair Finance SA
2.65%, 12/01/19	62	62,175
3.15%, 09/15/22 (Call 06/15/22)	202	201,380
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)[a]	55	55,962
5.95%, 09/21/21 (Call 06/21/21)	285	318,131
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	150	150,750

		16,524,526
MEDIA — 2.96%
21st Century Fox America Inc.
3.00%, 09/15/22	300	301,002
3.38%, 11/15/26 (Call 08/15/26)[d]	300	295,503
3.70%, 09/15/24 (Call 06/15/24)	300	306,525
4.50%, 02/15/21	400	428,112
4.75%, 11/15/46 (Call 05/15/46)[d]	300	305,625
6.15%, 02/15/41	800	961,616
6.20%, 12/15/34	50	59,852
6.40%, 12/15/35	150	183,073
6.65%, 11/15/37	300	375,945
6.90%, 03/01/19	500	546,200
6.90%, 08/15/39	150	192,212
7.75%, 12/01/45[a]	175	245,604
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)[a]	100	93,377
3.38%, 03/01/22 (Call 12/01/21)	450	459,810
3.50%, 01/15/25 (Call 10/15/24)	50	49,733
3.70%, 08/15/24 (Call 05/15/24)	200	202,426

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.00%, 01/15/26 (Call 10/15/25)	$100	$102,618
4.90%, 08/15/44 (Call 02/15/44)[a]	477	488,539
5.50%, 05/15/33[a]	75	80,879
5.75%, 04/15/20	182	200,367
7.88%, 07/30/30	245	331,963
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	600	617,250
4.91%, 07/23/25 (Call 04/23/25)	1,315	1,387,325
6.38%, 10/23/35 (Call 04/23/35)	400	456,500
6.48%, 10/23/45 (Call 04/23/45)	730	846,800
6.83%, 10/23/55 (Call 04/23/55)	300	351,750
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	268,688
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	700	643,237
2.75%, 03/01/23 (Call 02/01/23)	300	297,684
2.85%, 01/15/23	250	249,853
3.13%, 07/15/22[a]	400	409,432
3.15%, 03/01/26 (Call 12/01/25)	70	69,031
3.20%, 07/15/36 (Call 01/15/36)	250	223,277
3.38%, 02/15/25 (Call 11/15/24)	440	444,378
3.38%, 08/15/25 (Call 05/15/25)	250	251,585
3.40%, 07/15/46 (Call 01/15/46)[a]	350	302,473
3.60%, 03/01/24[a]	70	72,420
4.20%, 08/15/34 (Call 02/15/34)	1,500	1,538,400

Security	Principal (000s)	Value
4.25%, 01/15/33	$500	$516,820
4.60%, 08/15/45 (Call 02/15/45)	466	485,446
4.65%, 07/15/42	800	833,536
4.75%, 03/01/44	450	479,709
5.70%, 05/15/18	250	262,685
5.70%, 07/01/19	242	263,635
6.45%, 03/15/37	225	288,470
6.95%, 08/15/37	165	222,833
7.05%, 03/15/33	300	400,200
Discovery Communications LLC
3.30%, 05/15/22	200	199,604
4.38%, 06/15/21	200	211,230
4.88%, 04/01/43	454	413,830
5.05%, 06/01/20	100	108,414
6.35%, 06/01/40	212	226,335
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	200	210,540
6.63%, 03/18/25	500	581,985
Historic TW Inc.
6.63%, 05/15/29	250	306,413
NBCUniversal Media LLC
4.38%, 04/01/21	412	444,301
5.15%, 04/30/20	753	824,904
5.95%, 04/01/41	120	146,437
6.40%, 04/30/40	250	322,110
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	350	350,280
8.63%, 01/15/19	100	111,489
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	250	253,383
TCI Communications Inc.
7.13%, 02/15/28	350	460,660
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	550	564,636
3.95%, 09/30/21 (Call 06/30/21)	300	312,240
5.65%, 11/23/43 (Call 05/23/43)	100	110,617
6.50%, 07/15/18	92	97,673

138	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Time Warner Cable LLC
5.00%, 02/01/20	$950	$1,014,125
5.50%, 09/01/41 (Call 03/01/41)	650	671,125
6.55%, 05/01/37	300	346,500
6.75%, 07/01/18	250	265,312
6.75%, 06/15/39	650	771,062
7.30%, 07/01/38	200	249,250
8.25%, 04/01/19	630	704,812
Time Warner Entertainment Co. LP
8.38%, 03/15/23	400	502,000
Time Warner Inc.
2.10%, 06/01/19	200	200,584
3.40%, 06/15/22	450	457,186
3.60%, 07/15/25 (Call 04/15/25)	885	872,150
3.80%, 02/15/27 (Call 11/15/26)	195	193,077
4.65%, 06/01/44 (Call 12/01/43)	171	163,950
4.75%, 03/29/21	210	226,012
4.88%, 03/15/20	140	150,331
4.90%, 06/15/42	490	486,394
5.35%, 12/15/43	200	209,750
6.10%, 07/15/40	300	344,268
6.20%, 03/15/40	800	927,792
6.25%, 03/29/41	58	67,710
6.50%, 11/15/36	200	239,276
Viacom Inc.
3.88%, 12/15/21[a]	350	361,596
4.38%, 03/15/43	350	306,974
4.50%, 03/01/21[a]	200	210,834
4.85%, 12/15/34 (Call 06/15/34)	211	203,708
5.85%, 09/01/43 (Call 03/01/43)	330	349,790
6.88%, 04/30/36	525	590,194
Walt Disney Co. (The)
1.85%, 05/30/19	300	301,722
1.85%, 07/30/26[a]	300	272,007
2.15%, 09/17/20	270	272,103
2.35%, 12/01/22	175	173,880
2.55%, 02/15/22	280	282,968
2.75%, 08/16/21[a]	300	308,079

Security	Principal (000s)	Value
3.00%, 02/13/26[a]	$400	$400,268
3.70%, 12/01/42	100	96,681
4.38%, 08/16/41	200	213,870
5.50%, 03/15/19	200	215,514
7.00%, 03/01/32	100	137,183
Series E
4.13%, 12/01/41	100	103,356

		38,514,872
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	247,105
3.25%, 06/15/25 (Call 03/15/25)	150	151,681
3.90%, 01/15/43 (Call 07/15/42)	130	128,699
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	200	179,008

		706,493
MINING — 0.77%
Barrick Gold Corp.
3.85%, 04/01/22	135	142,942
4.10%, 05/01/23	128	137,531
Barrick North America Finance LLC
4.40%, 05/30/21	450	484,533
5.70%, 05/30/41	606	696,264
7.50%, 09/15/38	150	188,949
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	325	334,529
3.25%, 11/21/21	350	366,821
3.85%, 09/30/23[a]	895	964,390
5.00%, 09/30/43	579	665,317
6.50%, 04/01/19	549	606,085
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	200	204,350
5.45%, 06/09/44 (Call 12/09/43)[a]	200	217,296
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	175	179,583
6.25%, 10/01/39	858	1,019,510

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Placer Dome Inc.
6.45%, 10/15/35	$180	$212,135
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	200	208,844
5.20%, 11/02/40	280	324,501
9.00%, 05/01/19	582	667,880
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	548	554,088
3.50%, 03/22/22 (Call 12/22/21)	64	66,673
4.13%, 08/21/42 (Call 02/21/42)	241	243,564
4.75%, 03/22/42 (Call 09/22/41)[a]	130	143,833
Southern Copper Corp.
3.88%, 04/23/25	350	353,262
5.25%, 11/08/42	250	246,003
6.75%, 04/16/40	175	198,308
7.50%, 07/27/35	500	606,960

		10,034,151
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)	200	196,232
4.63%, 03/15/24 (Call 12/15/23)[a]	100	98,528
6.25%, 03/15/19	100	106,776
Xerox Corp.
2.80%, 05/15/20	100	99,630
3.80%, 05/15/24[a]	330	325,261
4.50%, 05/15/21	50	52,225
4.80%, 03/01/35[a]	120	113,264
6.35%, 05/15/18	130	136,459
6.75%, 12/15/39[a]	100	102,584

		1,230,959
OIL & GAS — 5.58%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	300	364,125
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	280	277,183

Security	Principal (000s)	Value
4.85%, 03/15/21 (Call 02/15/21)	$500	$537,545
5.55%, 03/15/26 (Call 12/15/25)[a]	200	224,344
6.20%, 03/15/40	196	228,844
6.45%, 09/15/36	449	543,056
6.60%, 03/15/46 (Call 09/15/45)	150	187,878
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	206	200,887
3.25%, 04/15/22 (Call 01/15/22)	350	355,782
4.25%, 01/15/44 (Call 07/15/43)	325	314,792
5.10%, 09/01/40 (Call 03/01/40)	420	446,145
6.00%, 01/15/37	211	245,349
BP Capital Markets PLC
1.38%, 05/10/18	600	598,872
2.11%, 09/16/21 (Call 08/16/21)	750	736,597
2.32%, 02/13/20	700	704,277
2.50%, 11/06/22	250	245,050
2.75%, 05/10/23	750	739,732
3.06%, 03/17/22	300	304,128
3.12%, 05/04/26 (Call 02/04/26)	120	116,903
3.22%, 04/14/24 (Call 02/14/24)	350	350,959
3.51%, 03/17/25	505	510,838
3.54%, 11/04/24	200	202,730
3.56%, 11/01/21[a]	250	261,110
3.59%, 04/14/27 (Call 01/14/27)	350	352,877
3.99%, 09/26/23	250	263,238
4.50%, 10/01/20	200	214,856
4.74%, 03/11/21	100	108,931
4.75%, 03/10/19[a]	250	264,032
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	115	117,706
3.90%, 02/01/25 (Call 11/01/24)[a]	300	304,755

140	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.25%, 03/15/38	$321	$374,668
6.45%, 06/30/33	100	114,942
6.50%, 02/15/37	175	205,011
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	616	618,470
1.96%, 03/03/20 (Call 02/03/20)	350	350,252
2.10%, 05/16/21 (Call 04/15/21)	270	268,075
2.19%, 11/15/19 (Call 10/15/19)	400	404,392
2.36%, 12/05/22 (Call 09/05/22)	500	492,250
2.41%, 03/03/22 (Call 01/03/22)	775	772,574
2.42%, 11/17/20 (Call 10/17/20)	650	656,383
2.50%, 03/03/22	500	500,000
2.90%, 03/03/24	405	405,000
2.95%, 05/16/26 (Call 02/16/26)[a]	300	295,701
3.33%, 11/17/25 (Call 08/17/25)	25	25,431
4.95%, 03/03/19	350	372,449
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[a]	100	105,096
5.88%, 05/01/22 (Call 05/01/17)[a]	100	103,488
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	500	490,630
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	396,996
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24[a]	200	209,544
4.88%, 04/30/44[a]	250	268,825
Conoco Funding Co.
7.25%, 10/15/31	300	396,639
ConocoPhillips
5.20%, 05/15/18	100	104,110
5.75%, 02/01/19	600	644,442
6.00%, 01/15/20	600	663,546
6.50%, 02/01/39	1,000	1,264,800

Security	Principal (000s)	Value
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	$100	$117,951
ConocoPhillips Co.
1.50%, 05/15/18	95	94,792
2.20%, 05/15/20 (Call 04/15/20)[a]	70	70,134
2.40%, 12/15/22 (Call 09/15/22)	150	146,490
2.88%, 11/15/21 (Call 09/15/21)	70	70,708
3.35%, 11/15/24 (Call 08/15/24)[a]	250	251,887
4.15%, 11/15/34 (Call 05/15/34)	146	145,539
4.20%, 03/15/21 (Call 02/15/21)	450	478,125
4.95%, 03/15/26 (Call 12/15/25)[a]	800	884,112
5.95%, 03/15/46 (Call 09/15/45)	250	308,065
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	128,591
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	146	143,445
5.00%, 06/15/45 (Call 12/15/44)	450	456,750
5.60%, 07/15/41 (Call 01/15/41)	200	214,500
7.95%, 04/15/32	320	418,000
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	800	825,640
5.88%, 09/18/23	300	326,172
5.88%, 05/28/45	490	443,278
7.63%, 07/23/19	800	894,176
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	200	205,250
6.50%, 05/15/19	125	135,313
6.50%, 02/01/38	200	228,750
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	223	217,922

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.90%, 04/01/35 (Call 10/01/34)	$235	$228,549
4.10%, 02/01/21	700	739,158
5.63%, 06/01/19	180	194,245
EQT Corp.
4.88%, 11/15/21	202	217,586
8.13%, 06/01/19	50	56,128
Exxon Mobil Corp.
1.71%, 03/01/19	300	300,636
2.22%, 03/01/21 (Call 02/01/21)	250	250,738
2.71%, 03/06/25 (Call 12/06/24)[a]	2,400	2,353,584
2.73%, 03/01/23 (Call 01/01/23)	530	531,065
3.04%, 03/01/26 (Call 12/01/25)	750	749,805
3.18%, 03/15/24 (Call 12/15/23)	350	357,854
3.57%, 03/06/45 (Call 09/06/44)	219	208,370
4.11%, 03/01/46 (Call 09/01/45)	500	520,160
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	415	402,550
4.30%, 04/01/27 (Call 01/01/27)[a]	150	150,000
5.60%, 02/15/41	225	230,906
5.80%, 04/01/47 (Call 10/01/46)	100	106,375
6.00%, 01/15/40	120	126,900
7.13%, 03/15/33	37	43,151
7.30%, 08/15/31	194	228,193
8.13%, 02/15/19	100	110,500
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	323,112
4.00%, 04/15/24 (Call 01/15/24)	100	102,541
6.80%, 09/15/37	50	61,496
7.25%, 12/15/19	155	175,527
Kerr-McGee Corp.
6.95%, 07/01/24	150	179,318

Security	Principal (000s)	Value
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	$100	$99,500
2.80%, 11/01/22 (Call 08/01/22)	250	242,500
3.85%, 06/01/25 (Call 03/01/25)[a]	200	199,000
5.90%, 03/15/18	125	130,000
6.60%, 10/01/37	200	231,500
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	345	353,242
5.00%, 09/15/54 (Call 03/15/54)	204	180,495
5.13%, 03/01/21	404	439,605
5.85%, 12/15/45 (Call 06/15/45)	100	101,137
6.50%, 03/01/41 (Call 09/01/40)	190	214,772
Nabors Industries Inc.
4.63%, 09/15/21	350	358,312
6.15%, 02/15/18	275	286,344
Nexen Energy ULC
5.88%, 03/10/35	260	301,761
6.20%, 07/30/19	125	135,630
6.40%, 05/15/37	87	107,473
7.50%, 07/30/39	342	477,463
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	92	96,643
5.05%, 11/15/44 (Call 05/15/44)	440	456,144
6.00%, 03/01/41 (Call 09/01/40)	200	229,146
8.25%, 03/01/19	225	251,345
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	300,321
2.60%, 04/15/22 (Call 03/15/22)	375	375,330
2.70%, 02/15/23 (Call 11/15/22)	252	249,861
3.13%, 02/15/22 (Call 11/15/21)	42	43,017

142	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.40%, 04/15/26 (Call 01/15/26)	$510	$511,265
4.40%, 04/15/46 (Call 10/15/45)	300	307,356
4.63%, 06/15/45 (Call 12/15/44)	35	36,941
Petro-Canada
6.80%, 05/15/38	110	143,730
9.25%, 10/15/21	75	94,571
Petroleos Mexicanos
3.13%, 01/23/19	200	202,058
3.50%, 07/23/20	700	705,915
3.50%, 01/30/23	560	531,233
4.25%, 01/15/25	350	332,577
4.50%, 01/23/26	350	330,274
4.63%, 09/21/23	700	703,038
4.88%, 01/24/22	260	265,725
4.88%, 01/18/24	330	330,584
5.38%, 03/13/22[a,d]	500	522,600
5.50%, 01/21/21	650	686,029
5.50%, 06/27/44	48	41,344
5.63%, 01/23/46	610	528,699
5.75%, 03/01/18	219	226,772
6.38%, 02/04/21	200	217,484
6.38%, 01/23/45	1,525	1,446,478
6.50%, 03/13/27[d]	500	531,360
6.50%, 06/02/41	400	388,280
6.63%, 06/15/35	320	322,157
6.75%, 09/21/47	795	790,627
6.88%, 08/04/26	650	713,577
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	155,007
4.88%, 11/15/44 (Call 05/15/44)	471	490,528
5.88%, 05/01/42	273	320,909
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	300	307,899
3.95%, 07/15/22 (Call 04/15/22)	250	261,122
Shell International Finance BV
1.75%, 09/12/21[a]	500	486,895
1.88%, 05/10/21	550	539,660

Security	Principal (000s)	Value
2.00%, 11/15/18[a]	$225	$226,469
2.13%, 05/11/20	350	351,484
2.25%, 11/10/20	420	420,785
2.25%, 01/06/23[a]	300	292,392
2.38%, 08/21/22	255	251,139
2.50%, 09/12/26[a]	500	470,170
2.88%, 05/10/26[a]	200	194,388
3.25%, 05/11/25	1,090	1,098,164
4.00%, 05/10/46	500	487,350
4.13%, 05/11/35	420	431,500
4.30%, 09/22/19	300	317,982
4.38%, 03/25/20	500	534,325
4.38%, 05/11/45	265	273,424
4.55%, 08/12/43	550	580,234
5.50%, 03/25/40[a]	250	297,658
6.38%, 12/15/38	520	680,124
Statoil ASA
2.45%, 01/17/23	750	736,642
2.90%, 11/08/20	250	255,857
3.15%, 01/23/22	300	307,737
3.25%, 11/10/24	1,150	1,167,986
3.95%, 05/15/43	300	296,223
4.80%, 11/08/43	185	206,440
5.10%, 08/17/40	150	171,402
5.25%, 04/15/19	300	320,937
7.15%, 01/15/29	100	134,364
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	408,012
6.10%, 06/01/18	187	196,703
6.50%, 06/15/38[a]	500	639,345
6.85%, 06/01/39	130	171,965
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	800	796,600
Total Capital International SA
2.70%, 01/25/23	600	598,506
3.75%, 04/10/24[a]	300	314,172
Total Capital SA
4.13%, 01/28/21	125	133,404
4.45%, 06/24/20	200	215,246
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	750	724,575
4.90%, 03/15/45[a]	200	202,518

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.13%, 02/01/20	$250	$276,403
6.63%, 06/15/37[a]	160	192,352
7.50%, 04/15/32	235	299,500
XTO Energy Inc.
5.50%, 06/15/18	450	472,869
6.75%, 08/01/37	50	68,752

		72,530,605
OIL & GAS SERVICES — 0.28%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	128	131,356
5.13%, 09/15/40	360	403,366
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	102	104,533
3.50%, 08/01/23 (Call 05/01/23)	113	115,713
4.50%, 11/15/41 (Call 05/15/41)	110	110,145
4.75%, 08/01/43 (Call 02/01/43)	350	364,718
4.85%, 11/15/35 (Call 05/15/35)	295	316,547
5.00%, 11/15/45 (Call 05/15/45)	475	515,745
6.15%, 09/15/19	276	304,941
7.45%, 09/15/39	329	445,469
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	400	383,364
3.95%, 12/01/42 (Call 06/01/42)	192	158,471
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	300	314,199

		3,668,567
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	53,087
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	280	297,688

Security	Principal (000s)	Value
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	$15	$15,719
5.75%, 11/01/40 (Call 05/01/40)	132	149,831
WestRock RKT Co.
4.90%, 03/01/22	70	75,932

		592,257
PHARMACEUTICALS — 4.46%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	505	498,900
2.50%, 05/14/20 (Call 04/14/20)	520	522,829
2.85%, 05/14/23 (Call 03/14/23)	300	294,318
2.90%, 11/06/22	1,200	1,192,872
3.20%, 11/06/22 (Call 09/06/22)	250	252,250
3.20%, 05/14/26 (Call 02/14/26)	795	764,393
3.60%, 05/14/25 (Call 02/14/25)	1,090	1,087,874
4.30%, 05/14/36 (Call 11/14/35)	400	389,612
4.40%, 11/06/42	400	383,644
4.45%, 05/14/46 (Call 11/14/45)	200	193,566
4.50%, 05/14/35 (Call 11/14/34)	420	419,916
4.70%, 05/14/45 (Call 11/14/44)[a]	700	701,190
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,500	1,527,135
3.45%, 03/15/22 (Call 01/15/22)	250	255,285
3.80%, 03/15/25 (Call 12/15/24)	257	259,542
4.55%, 03/15/35 (Call 09/15/34)	1,115	1,122,972
4.75%, 03/15/45 (Call 09/15/44)[a]	325	329,475

144	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.85%, 06/15/44 (Call 12/15/43)	$250	$255,105
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	350	352,713
4.63%, 10/01/42 (Call 04/01/42)	100	99,278
6.13%, 08/15/19	160	174,794
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	500	484,395
3.38%, 09/15/20	250	256,357
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	250	250,775
3.50%, 11/15/21 (Call 08/15/21)[a]	495	512,013
4.25%, 03/01/45 (Call 09/01/44)	130	127,314
AstraZeneca PLC
1.75%, 11/16/18	273	273,650
1.95%, 09/18/19	100	99,924
2.38%, 11/16/20	1,400	1,403,626
3.38%, 11/16/25	450	452,925
4.00%, 09/18/42	350	341,037
4.38%, 11/16/45	225	231,599
6.45%, 09/15/37	550	720,231
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	97,273
3.25%, 02/27/27	700	700,525
4.50%, 03/01/44 (Call 09/01/43)	275	295,496
5.88%, 11/15/36	176	220,676
Cardinal Health Inc.
3.20%, 06/15/22	180	182,250
3.75%, 09/15/25 (Call 06/15/25)[a]	150	155,212
4.50%, 11/15/44 (Call 05/15/44)	200	199,268
4.60%, 03/15/43	130	130,720
Eli Lilly & Co.
1.95%, 03/15/19	207	208,306
2.75%, 06/01/25 (Call 03/01/25)	380	376,998

Security	Principal (000s)	Value
3.70%, 03/01/45 (Call 09/01/44)[a]	$250	$239,785
5.50%, 03/15/27	200	240,278
Express Scripts Holding Co.
2.25%, 06/15/19	154	154,397
3.40%, 03/01/27 (Call 12/01/26)[a]	50	47,473
3.50%, 06/15/24 (Call 03/15/24)	146	143,284
3.90%, 02/15/22	425	440,933
4.50%, 02/25/26 (Call 11/27/25)[a]	650	675,298
4.75%, 11/15/21	556	598,356
4.80%, 07/15/46 (Call 01/15/46)[a]	350	340,560
6.13%, 11/15/41	252	288,127
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	250,740
5.65%, 05/15/18	252	264,582
6.38%, 05/15/38	954	1,261,388
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	200	202,778
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	300	296,529
2.05%, 03/01/23 (Call 01/01/23)	500	486,415
2.45%, 03/01/26 (Call 12/01/25)	500	483,260
3.38%, 12/05/23[a]	100	105,146
3.55%, 03/01/36 (Call 09/01/35)[a]	375	375,409
3.70%, 03/01/46 (Call 09/01/45)	600	595,368
4.38%, 12/05/33 (Call 06/05/33)	1,075	1,190,401
4.50%, 12/05/43 (Call 06/05/43)	200	224,346
5.15%, 07/15/18	352	370,318
5.95%, 08/15/37	280	368,693
McKesson Corp.
2.28%, 03/15/19	1,226	1,232,853
2.70%, 12/15/22 (Call 09/15/22)	198	193,674

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.80%, 03/15/24 (Call 12/15/23)[a]	$250	$258,195
4.75%, 03/01/21 (Call 12/01/20)	100	107,470
6.00%, 03/01/41 (Call 09/01/40)	130	151,804
7.50%, 02/15/19	200	220,324
Mead Johnson Nutrition Co.
3.00%, 11/15/20	350	357,084
4.60%, 06/01/44 (Call 12/01/43)	226	235,533
4.90%, 11/01/19	250	268,043
Merck & Co. Inc.
1.10%, 01/31/18[a]	180	179,779
1.30%, 05/18/18	500	499,950
1.85%, 02/10/20[a]	400	401,432
2.40%, 09/15/22 (Call 06/15/22)	250	248,520
2.75%, 02/10/25 (Call 11/10/24)	240	237,643
2.80%, 05/18/23	342	345,249
3.70%, 02/10/45 (Call 08/10/44)	300	289,599
4.15%, 05/18/43	254	262,288
6.50%, 12/01/33	350	459,795
6.55%, 09/15/37	300	404,364
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	422,015
5.85%, 06/30/39	175	220,267
5.95%, 12/01/28	50	61,626
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	100	101,212
Mylan NV
3.00%, 12/15/18	350	353,185
3.15%, 06/15/21 (Call 05/15/21)	650	650,364
3.95%, 06/15/26 (Call 03/15/26)[a]	750	732,457
5.25%, 06/15/46 (Call 12/15/45)[a]	300	300,207
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	500	499,645

Security	Principal (000s)	Value
2.40%, 09/21/22	$330	$328,627
3.10%, 05/17/27 (Call 02/17/27)	800	802,672
3.40%, 05/06/24	171	177,041
4.00%, 11/20/45 (Call 05/20/45)	400	407,560
4.40%, 04/24/20	400	429,656
4.40%, 05/06/44	400	434,024
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	838,851
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	305,673
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	497,680
Pfizer Inc.
1.70%, 12/15/19	1,000	998,960
2.20%, 12/15/21[a]	450	449,388
3.00%, 06/15/23	800	821,224
3.40%, 05/15/24	350	363,622
4.00%, 12/15/36	250	253,738
4.13%, 12/15/46	250	254,482
7.20%, 03/15/39	587	847,352
Sanofi
1.25%, 04/10/18	350	349,832
4.00%, 03/29/21	350	372,816
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,600	1,587,424
2.40%, 09/23/21 (Call 08/23/21)	705	689,321
2.88%, 09/23/23 (Call 07/23/23)	500	484,985
3.20%, 09/23/26 (Call 06/23/26)[a]	1,100	1,047,442
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21[a]	200	202,884
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	165	185,302
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	247,202

146	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19[a]	$1,050	$1,034,366
2.20%, 07/21/21	1,500	1,446,000
2.80%, 07/21/23	500	473,790
3.15%, 10/01/26[a]	550	508,293
4.10%, 10/01/46[a]	350	304,668
Wyeth LLC
5.95%, 04/01/37	730	915,727
6.00%, 02/15/36	325	405,493
6.45%, 02/01/24	420	510,594
Zoetis Inc.
1.88%, 02/01/18	225	225,511
3.25%, 02/01/23 (Call 11/01/22)	100	101,089
4.50%, 11/13/25 (Call 08/13/25)	250	268,475
4.70%, 02/01/43 (Call 08/01/42)	250	253,750

		57,962,188
PIPELINES — 2.88%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	175	174,010
4.15%, 07/01/23 (Call 04/01/23)	100	102,665
4.88%, 02/01/21 (Call 11/01/20)	100	106,289
5.50%, 08/15/19	40	42,783
5.85%, 11/15/43 (Call 05/15/43)	150	159,095
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	270	319,920
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	250	318,637
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	226	224,022
3.90%, 05/15/24 (Call 02/15/24)[a]	150	146,250
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	188,440

Security	Principal (000s)	Value
7.38%, 10/15/45 (Call 04/15/45)	$300	$370,572
9.88%, 03/01/19	132	151,056
Series B
6.50%, 04/15/18	150	157,397
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)[a]	100	103,057
4.25%, 12/01/26 (Call 09/01/26)[a]	145	149,692
4.50%, 06/10/44 (Call 12/10/43)	200	188,804
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	399,780
4.15%, 10/01/20 (Call 08/01/20)	550	574,728
4.65%, 06/01/21 (Call 03/01/21)	102	108,156
4.75%, 01/15/26 (Call 10/15/25)[a]	280	292,900
4.90%, 03/15/35 (Call 09/15/34)	500	485,300
5.15%, 02/01/43 (Call 08/01/42)	502	483,983
5.20%, 02/01/22 (Call 11/01/21)	150	162,350
6.05%, 06/01/41 (Call 12/01/40)	356	382,162
6.13%, 12/15/45 (Call 06/15/45)[a]	300	330,492
9.00%, 04/15/19	290	328,271
9.70%, 03/15/19	111	126,641
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	350	350,000
4.40%, 04/01/24 (Call 01/01/24)	200	204,250
5.05%, 04/01/45 (Call 10/01/44)	154	146,878
Enterprise Products Operating LLC
1.65%, 05/07/18	405	404,668
2.85%, 04/15/21 (Call 03/15/21)	300	303,543

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.35%, 03/15/23 (Call 12/15/22)[a]	$400	$406,320
3.95%, 02/15/27 (Call 11/15/26)[a]	230	236,684
4.05%, 02/15/22	200	211,790
4.45%, 02/15/43 (Call 08/15/42)	200	195,322
4.85%, 08/15/42 (Call 02/15/42)	491	506,221
4.85%, 03/15/44 (Call 09/15/43)	170	176,203
4.90%, 05/15/46 (Call 11/15/45)	225	236,041
5.10%, 02/15/45 (Call 08/15/44)	350	374,458
5.20%, 09/01/20	280	305,732
5.70%, 02/15/42	20	22,763
5.95%, 02/01/41	300	348,192
6.45%, 09/01/40	100	122,526
7.55%, 04/15/38	250	332,033
Series D
6.88%, 03/01/33	165	204,803
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)[a]	202	207,509
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[a]	350	348,520
3.50%, 09/01/23 (Call 06/01/23)	200	197,886
3.95%, 09/01/22 (Call 06/01/22)	700	721,714
4.15%, 03/01/22	200	208,282
4.15%, 02/01/24 (Call 11/01/23)	250	255,062
5.30%, 09/15/20	350	380,600
5.40%, 09/01/44 (Call 03/01/44)	300	306,675
5.50%, 03/01/44 (Call 09/01/43)	300	311,211
5.95%, 02/15/18	113	117,484
6.50%, 02/01/37	84	93,174
6.55%, 09/15/40	300	339,504
6.95%, 01/15/38	310	367,970

Security	Principal (000s)	Value
7.50%, 11/15/40	$264	$324,915
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	376,397
4.30%, 06/01/25 (Call 03/01/25)	165	169,448
5.05%, 02/15/46 (Call 08/15/45)	100	99,503
5.30%, 12/01/34 (Call 06/01/34)[a]	300	309,264
5.55%, 06/01/45 (Call 12/01/44)	1,250	1,320,475
Magellan Midstream Partners LP
4.25%, 02/01/21	180	190,676
5.00%, 03/01/26 (Call 12/01/25)[a]	500	552,535
5.15%, 10/15/43 (Call 04/15/43)	250	268,972
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	545	550,777
4.50%, 07/15/23 (Call 04/15/23)	200	210,028
4.88%, 06/01/25 (Call 03/01/25)	250	266,562
5.20%, 03/01/47 (Call 09/01/46)	350	358,256
5.50%, 02/15/23 (Call 08/15/17)	300	312,858
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	100,380
5.00%, 09/15/23 (Call 06/15/23)	500	540,370
6.13%, 02/01/41 (Call 08/01/40)	240	272,453
6.65%, 10/01/36	100	116,368
8.63%, 03/01/19	80	89,871
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	314,526
Phillips 66 Partners LP
4.90%, 10/01/46 (Call 04/01/46)	250	246,518

148	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$250	$250,195
2.85%, 01/31/23 (Call 10/31/22)	200	192,760
3.60%, 11/01/24 (Call 08/01/24)	100	97,585
3.65%, 06/01/22 (Call 03/01/22)	200	203,388
3.85%, 10/15/23 (Call 07/15/23)	171	172,631
4.30%, 01/31/43 (Call 07/31/42)	300	259,989
4.50%, 12/15/26 (Call 09/15/26)	500	515,270
4.90%, 02/15/45 (Call 08/15/44)	200	190,804
5.00%, 02/01/21 (Call 11/01/20)	250	268,463
5.15%, 06/01/42 (Call 12/01/41)	115	111,095
8.75%, 05/01/19	130	146,960
Questar Pipeline LLC
5.83%, 02/01/18	50	51,689
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	600	665,400
Sabine Pass Liquefaction LLC
4.20%, 03/15/28[d]	170	169,835
5.00%, 03/15/27 (Call 09/15/26)[a,d]	1,000	1,060,000
5.63%, 04/15/23 (Call 01/15/23)[a]	1,000	1,101,250
Southern Natural Gas Co. LLC
8.00%, 03/01/32	150	196,774
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	159,257
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	207	204,535

Security	Principal (000s)	Value
6.20%, 04/15/18	$50	$52,025
8.00%, 10/01/19	100	112,965
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	150	147,726
4.60%, 06/15/21 (Call 03/15/21)	200	212,466
4.75%, 03/15/24 (Call 12/15/23)	250	267,912
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	289,794
5.35%, 05/15/45 (Call 11/15/44)	375	379,061
6.10%, 02/15/42	250	266,982
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	153,320
4.65%, 06/15/21 (Call 03/15/21)[a]	100	105,345
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75	89,669
Texas Eastern Transmission LP
7.00%, 07/15/32	225	275,762
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	450	444,019
3.80%, 10/01/20	85	88,907
4.63%, 03/01/34 (Call 12/01/33)	485	520,929
4.88%, 01/15/26 (Call 10/15/25)[a]	70	78,590
5.85%, 03/15/36[a]	200	243,264
6.20%, 10/15/37	207	262,209
6.50%, 08/15/18	360	383,918
7.63%, 01/15/39	600	867,030
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	464,625
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	500	501,690
3.60%, 03/15/22 (Call 01/15/22)	350	356,751

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.90%, 01/15/25 (Call 10/15/24)	$450	$451,381
4.30%, 03/04/24 (Call 12/04/23)	550	568,783
5.25%, 03/15/20	300	324,498
5.80%, 11/15/43 (Call 05/15/43)	255	276,540
6.30%, 04/15/40	642	733,710

		37,450,373
REAL ESTATE — 0.08%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	270	269,441
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	500	517,855
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	200	213,922

		1,001,218
REAL ESTATE INVESTMENT TRUSTS — 2.37%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)[a]	350	360,062
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	401,568
3.13%, 01/15/27 (Call 10/15/26)	100	93,506
3.30%, 02/15/21 (Call 01/15/21)	500	506,985
3.38%, 10/15/26 (Call 07/15/26)	285	272,620
3.40%, 02/15/19	100	102,251
3.45%, 09/15/21	452	460,520
4.00%, 06/01/25 (Call 03/01/25)	350	353,465
4.40%, 02/15/26 (Call 11/15/25)	55	56,889
5.00%, 02/15/24	356	384,768
5.05%, 09/01/20[a]	100	107,691

Security	Principal (000s)	Value
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	$150	$150,792
2.95%, 05/11/26 (Call 02/11/26)	500	484,515
3.50%, 11/15/24 (Call 08/15/24)	200	203,640
3.90%, 10/15/46 (Call 04/15/46)	250	238,935
3.95%, 01/15/21 (Call 10/15/20)[a]	50	52,398
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	150	139,416
3.65%, 02/01/26 (Call 11/03/25)	230	230,460
3.70%, 11/15/18 (Call 08/17/18)	100	102,722
3.80%, 02/01/24 (Call 11/01/23)	260	267,319
4.13%, 05/15/21 (Call 02/15/21)	175	184,665
5.88%, 10/15/19 (Call 07/17/19)	700	760,606
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	131	131,468
4.95%, 04/15/18 (Call 03/15/18)[a]	200	205,874
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	98,516
4.25%, 01/15/24 (Call 10/15/23)[a]	146	151,928
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	250,097
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	256	261,763
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	500	483,250

150	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	$150	$158,838
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	170	176,815
5.25%, 01/15/23	1,050	1,147,839
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	205	216,447
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	250	262,345
5.25%, 03/15/21 (Call 12/15/20)	210	228,381
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	505	540,416
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)[a]	250	249,500
5.75%, 08/15/22 (Call 05/15/22)	75	81,843
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	204,590
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	400	416,548
4.50%, 06/01/45 (Call 12/01/44)	125	129,440
4.75%, 07/15/20 (Call 04/15/20)	350	374,612
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	70	69,839
3.38%, 01/15/23 (Call 10/15/22)	211	212,973
3.50%, 04/01/25 (Call 01/01/25)	150	149,670
3.88%, 05/01/24 (Call 02/01/24)	350	359,859
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	150	132,267

Security	Principal (000s)	Value
4.50%, 12/01/44 (Call 06/01/44)	$100	$102,935
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	500	503,450
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	100	99,563
3.40%, 02/01/25 (Call 11/01/24)	100	97,637
3.88%, 08/15/24 (Call 05/17/24)	302	305,826
4.00%, 12/01/22 (Call 10/01/22)	1,000	1,037,620
4.00%, 06/01/25 (Call 03/01/25)[a]	154	156,546
4.25%, 11/15/23 (Call 08/15/23)	250	259,988
5.38%, 02/01/21 (Call 11/03/20)	500	546,200
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	350	374,304
5.25%, 02/15/26 (Call 08/15/25)	275	285,942
6.70%, 01/15/18 (Call 07/15/17)[a]	125	127,225
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)[a]	490	492,538
Series D
3.75%, 10/15/23 (Call 07/15/23)	350	351,981
Series F
4.50%, 02/01/26 (Call 11/01/25)	100	103,887
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	81,155
4.80%, 07/15/18 (Call 05/15/18)	175	180,383
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	500	468,895

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.20%, 05/01/21 (Call 03/01/21)	$150	$152,664
4.25%, 04/01/45 (Call 10/01/44)	150	144,463
4.30%, 02/01/18 (Call 11/01/17)[a]	150	152,642
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	350	337,806
4.75%, 10/01/20 (Call 07/01/20)	250	266,457
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)[a]	100	94,792
4.50%, 04/18/22 (Call 01/18/22)	160	162,021
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	186	187,118
5.50%, 07/15/21 (Call 04/15/21)	700	774,151
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[a]	250	248,178
5.88%, 03/15/24 (Call 03/31/17)[a]	250	257,763
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	550	559,372
6.75%, 08/15/19	125	139,095
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)[a]	200	204,720
Retail Properties of America Inc.
4.00%, 03/15/25 (Call 12/15/24)	250	239,305
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	750	752,723
4.50%, 02/01/25 (Call 11/01/24)	100	99,170
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	600	604,794

Security	Principal (000s)	Value
2.75%, 02/01/23 (Call 11/01/22)	$400	$396,408
3.30%, 01/15/26 (Call 10/15/25)[a]	491	489,959
3.38%, 10/01/24 (Call 07/01/24)[a]	1,320	1,344,090
4.25%, 10/01/44 (Call 04/01/44)[a]	80	79,752
6.75%, 02/01/40 (Call 11/01/39)[a]	100	134,301
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	70	70,321
UDR Inc.
4.25%, 06/01/18	125	128,598
4.63%, 01/10/22 (Call 10/10/21)	250	267,245
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	250	238,127
3.75%, 05/01/24 (Call 02/01/24)	300	303,066
4.38%, 02/01/45 (Call 08/01/44)	205	194,217
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	300	300,831
4.75%, 06/01/21 (Call 03/01/21)	200	214,768
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	216,824
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	100	105,173
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	900	933,111
4.95%, 01/15/21 (Call 10/15/20)	262	282,460
5.25%, 01/15/22 (Call 10/15/21)	246	271,262

152	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	$250	$249,802
4.63%, 09/15/23	250	270,347
6.88%, 12/15/33	225	276,149
7.38%, 03/15/32	70	92,158
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	350	345,856

		30,769,045
RETAIL — 2.83%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	300	317,148
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	106,256
4.50%, 10/01/25 (Call 07/01/25)	325	335,699
AutoZone Inc.
1.63%, 04/21/19	310	307,396
3.13%, 07/15/23 (Call 04/15/23)	150	149,022
3.25%, 04/15/25 (Call 01/15/25)	110	108,004
3.70%, 04/15/22 (Call 01/15/22)	206	212,981
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	100	99,015
5.17%, 08/01/44 (Call 02/01/44)[a]	150	135,678
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	200	217,198
Costco Wholesale Corp.
1.70%, 12/15/19	495	495,673
2.25%, 02/15/22[a]	70	69,553
CVS Health Corp.
1.90%, 07/20/18	570	572,457
2.25%, 12/05/18 (Call 11/05/18)	300	302,571
2.25%, 08/12/19 (Call 07/12/19)	650	654,842

Security	Principal (000s)	Value
2.80%, 07/20/20 (Call 06/20/20)	$100	$101,577
3.38%, 08/12/24 (Call 05/12/24)	325	327,983
3.50%, 07/20/22 (Call 05/20/22)	300	309,333
3.88%, 07/20/25 (Call 04/20/25)	1,300	1,342,653
4.88%, 07/20/35 (Call 01/20/35)	250	271,745
5.13%, 07/20/45 (Call 01/20/45)	476	531,359
5.30%, 12/05/43 (Call 06/05/43)	400	453,468
Darden Restaurants Inc.
6.80%, 10/15/37	100	118,110
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	302,057
4.15%, 11/01/25 (Call 08/01/25)	210	217,684
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	200	199,138
2.70%, 04/01/23 (Call 01/01/23)[a]	200	201,750
3.00%, 04/01/26 (Call 01/01/26)	320	320,128
3.35%, 09/15/25 (Call 06/15/25)	1,195	1,232,953
4.20%, 04/01/43 (Call 10/01/42)	200	208,028
4.25%, 04/01/46 (Call 10/01/45)	200	210,954
4.40%, 04/01/21 (Call 01/01/21)	855	927,128
4.40%, 03/15/45 (Call 09/15/44)	282	303,150
4.88%, 02/15/44 (Call 08/15/43)	300	344,922
5.88%, 12/16/36	330	421,549
5.95%, 04/01/41 (Call 10/01/40)	440	565,765

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	$164	$166,016
4.25%, 07/17/25 (Call 04/17/25)[a]	100	96,516
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	100	95,323
3.12%, 04/15/22 (Call 01/15/22)	210	215,210
3.13%, 09/15/24 (Call 06/15/24)	100	101,368
3.38%, 09/15/25 (Call 06/15/25)	250	255,978
4.38%, 09/15/45 (Call 03/15/45)	475	501,685
4.63%, 04/15/20 (Call 10/15/19)	152	162,596
4.65%, 04/15/42 (Call 10/15/41)	300	325,413
5.00%, 09/15/43 (Call 03/15/43)	200	226,816
5.50%, 10/15/35	175	207,984
6.65%, 09/15/37[a]	200	269,178
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	188,594
3.63%, 06/01/24 (Call 03/01/24)[a]	200	192,576
3.88%, 01/15/22 (Call 10/15/21)[a]	880	879,358
6.38%, 03/15/37	283	284,027
6.65%, 07/15/24	260	283,694
7.00%, 02/15/28	50	52,835
McDonald’s Corp.
2.63%, 01/15/22	525	525,745
2.75%, 12/09/20 (Call 11/09/20)	300	305,307
3.38%, 05/26/25 (Call 02/26/25)	300	301,716
3.70%, 01/30/26 (Call 10/30/25)	720	736,229
3.70%, 02/15/42	145	130,774

Security	Principal (000s)	Value
4.88%, 12/09/45 (Call 06/09/45)	$500	$538,230
5.35%, 03/01/18	200	207,576
6.30%, 10/15/37	300	377,208
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	247	238,194
6.25%, 01/15/18	212	220,401
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	269,950
QVC Inc.
3.13%, 04/01/19	200	202,500
4.38%, 03/15/23	300	302,250
4.85%, 04/01/24	50	50,938
5.13%, 07/02/22	500	525,625
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	400	408,656
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	150	151,431
2.10%, 02/04/21 (Call 01/04/21)	400	400,464
2.45%, 06/15/26 (Call 03/15/26)[a]	205	196,066
2.70%, 06/15/22 (Call 04/15/22)	200	203,026
3.85%, 10/01/23 (Call 07/01/23)	106	113,830
Target Corp.
2.50%, 04/15/26[a]	650	613,021
3.50%, 07/01/24	200	207,490
3.63%, 04/15/46[a]	575	524,785
4.00%, 07/01/42	78	76,488
6.35%, 11/01/32	76	96,331
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	250	230,970
2.50%, 05/15/23 (Call 02/15/23)	300	295,659
2.75%, 06/15/21 (Call 04/15/21)	50	51,106

154	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.13%, 04/11/18	$750	$748,890
3.25%, 10/25/20	150	157,163
3.30%, 04/22/24 (Call 01/22/24)	300	311,178
4.00%, 04/11/43 (Call 10/11/42)	400	404,508
4.13%, 02/01/19	350	366,835
4.25%, 04/15/21[a]	192	208,312
4.30%, 04/22/44 (Call 10/22/43)[a]	400	423,884
4.75%, 10/02/43 (Call 04/02/43)	200	224,688
5.00%, 10/25/40	345	396,684
5.25%, 09/01/35	385	457,361
5.63%, 04/01/40	175	217,497
5.63%, 04/15/41[a]	300	373,728
5.80%, 02/15/18	750	782,415
6.20%, 04/15/38	410	541,881
6.50%, 08/15/37	890	1,204,392
7.55%, 02/15/30	300	435,327
Walgreen Co.
3.10%, 09/15/22	298	299,800
4.40%, 09/15/42	100	98,120
5.25%, 01/15/19	45	47,601
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	554	562,083
3.10%, 06/01/23 (Call 04/01/23)	250	250,387
3.30%, 11/18/21 (Call 09/18/21)	300	306,750
3.45%, 06/01/26 (Call 03/01/26)	870	855,593
4.80%, 11/18/44 (Call 05/18/44)	1,100	1,141,811

		36,818,948
SEMICONDUCTORS — 0.93%
Altera Corp.
2.50%, 11/15/18	511	519,268
4.10%, 11/15/23	250	269,980
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	500	498,975

Security	Principal (000s)	Value
3.50%, 12/05/26 (Call 09/05/26)	$500	$497,965
5.30%, 12/15/45 (Call 06/15/45)	100	111,133
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	250	264,317
4.30%, 06/15/21	225	242,280
5.10%, 10/01/35 (Call 04/01/35)	100	113,006
5.85%, 06/15/41	100	123,436
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[d]	500	500,710
3.00%, 01/15/22 (Call 12/15/21)[d]	650	650,936
3.63%, 01/15/24 (Call 11/15/23)[d]	470	474,582
3.88%, 01/15/27 (Call 10/15/26)[d]	1,000	1,007,000
Intel Corp.
2.45%, 07/29/20	140	142,633
2.60%, 05/19/26 (Call 02/19/26)[a]	150	144,942
2.70%, 12/15/22	52	52,580
3.10%, 07/29/22	515	531,696
3.30%, 10/01/21	228	238,743
3.70%, 07/29/25 (Call 04/29/25)	570	599,726
4.10%, 05/19/46 (Call 11/19/45)	300	302,835
4.80%, 10/01/41	370	413,823
4.90%, 07/29/45 (Call 01/29/45)	540	616,016
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	415	445,532
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	35	35,128
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	250	249,750

SCHEDULES OF INVESTMENTS	155

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	$355	$348,553
3.20%, 09/16/26 (Call 06/16/26)	250	242,835
QUALCOMM Inc.
1.40%, 05/18/18[a]	205	204,707
2.25%, 05/20/20[a]	800	803,496
3.00%, 05/20/22	400	405,260
3.45%, 05/20/25 (Call 02/20/25)	150	151,750
4.80%, 05/20/45 (Call 11/20/44)	400	419,396
Texas Instruments Inc.
1.65%, 08/03/19	230	229,563
1.75%, 05/01/20 (Call 04/01/20)	274	271,737

		12,124,289
SOFTWARE — 2.27%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	120,900
4.75%, 02/01/20	205	221,259
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	195	201,242
CA Inc.
2.88%, 08/15/18	300	303,456
5.38%, 12/01/19	42	45,581
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	150	151,094
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	230	241,583
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	146,820
3.00%, 08/15/26 (Call 05/15/26)	150	142,298
3.88%, 06/05/24 (Call 03/05/24)	200	205,720

Security	Principal (000s)	Value
4.50%, 08/15/46 (Call 02/15/46)	$100	$97,474
5.00%, 03/15/22 (Call 03/15/17)	275	282,037
5.00%, 10/15/25 (Call 07/15/25)	500	547,650
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	165,741
4.75%, 06/15/21	100	107,913
Microsoft Corp.
1.10%, 08/08/19[a]	350	346,258
1.30%, 11/03/18	590	590,283
1.55%, 08/08/21 (Call 07/08/21)	650	631,638
1.63%, 12/06/18	306	307,591
1.85%, 02/12/20 (Call 01/12/20)	425	426,606
2.00%, 08/08/23 (Call 06/08/23)	350	336,507
2.13%, 11/15/22[a]	300	294,081
2.38%, 02/12/22 (Call 01/12/22)	500	501,705
2.38%, 05/01/23 (Call 02/01/23)	230	227,010
2.40%, 02/06/22 (Call 01/06/22)[a]	500	502,415
2.40%, 08/08/26 (Call 05/08/26)	250	237,397
2.65%, 11/03/22 (Call 09/03/22)	300	302,790
2.70%, 02/12/25 (Call 11/12/24)	70	69,118
3.00%, 10/01/20	380	394,539
3.13%, 11/03/25 (Call 08/03/25)	80	80,778
3.30%, 02/06/27 (Call 11/06/26)	2,500	2,547,775
3.45%, 08/08/36 (Call 02/08/36)	650	621,712
3.50%, 02/12/35 (Call 08/12/34)	365	352,528
3.50%, 11/15/42	250	231,138

156	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.70%, 08/08/46 (Call 02/08/46)	$700	$660,884
3.95%, 08/08/56 (Call 02/08/56)	250	235,553
4.00%, 02/12/55 (Call 08/12/54)	325	309,627
4.20%, 06/01/19	222	235,291
4.20%, 11/03/35 (Call 05/03/35)[a]	250	262,287
4.45%, 11/03/45 (Call 05/03/45)	2,575	2,733,749
4.75%, 11/03/55 (Call 05/03/55)	450	485,860
5.20%, 06/01/39	150	176,192
5.30%, 02/08/41[a]	842	1,005,036
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	500	516,195
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	900	884,043
2.25%, 10/08/19	1,150	1,166,548
2.50%, 05/15/22 (Call 03/15/22)	1,000	1,000,410
2.50%, 10/15/22[a]	200	199,544
2.65%, 07/15/26 (Call 04/15/26)	700	671,552
2.80%, 07/08/21	170	173,715
2.95%, 05/15/25 (Call 02/15/25)	300	297,099
3.25%, 05/15/30 (Call 02/15/30)[a]	500	494,290
3.40%, 07/08/24 (Call 04/08/24)	200	205,854
3.63%, 07/15/23	250	262,750
3.85%, 07/15/36 (Call 01/15/36)	250	247,728
3.88%, 07/15/20	100	106,283
3.90%, 05/15/35 (Call 11/15/34)	390	389,185
4.00%, 07/15/46 (Call 01/15/46)	575	559,670
4.13%, 05/15/45 (Call 11/15/44)	100	98,888

Security	Principal (000s)	Value
4.30%, 07/08/34 (Call 01/08/34)	$1,200	$1,261,776
4.38%, 05/15/55 (Call 11/15/54)	100	99,776
4.50%, 07/08/44 (Call 01/08/44)	500	522,980
5.00%, 07/08/19	512	551,424
5.38%, 07/15/40	260	305,487
5.75%, 04/15/18[a]	883	926,620
6.50%, 04/15/38	315	416,462

		29,445,395
TELECOMMUNICATIONS — 4.37%
America Movil SAB de CV
3.13%, 07/16/22	250	249,938
4.38%, 07/16/42[a]	450	430,780
5.00%, 10/16/19	550	588,181
5.00%, 03/30/20	50	53,531
6.13%, 11/15/37	250	289,700
6.13%, 03/30/40	100	117,178
AT&T Inc.
2.30%, 03/11/19	100	100,628
2.45%, 06/30/20 (Call 05/30/20)	700	701,582
2.63%, 12/01/22 (Call 09/01/22)	417	405,649
3.00%, 02/15/22	230	229,317
3.00%, 06/30/22 (Call 04/30/22)	300	297,960
3.20%, 03/01/22 (Call 02/01/22)	250	251,843
3.40%, 05/15/25 (Call 02/15/25)	825	798,138
3.60%, 02/17/23 (Call 12/17/22)	250	252,673
3.80%, 03/15/22	110	113,341
3.80%, 03/01/24 (Call 01/01/24)	500	506,260
3.88%, 08/15/21	686	712,342
3.90%, 03/11/24 (Call 12/11/23)	600	610,050
3.95%, 01/15/25 (Call 10/15/24)	300	301,914
4.25%, 03/01/27 (Call 12/01/26)	300	305,481

SCHEDULES OF INVESTMENTS	157

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.35%, 06/15/45 (Call 12/15/44)	$750	$664,170
4.45%, 05/15/21	784	831,675
4.50%, 05/15/35 (Call 11/15/34)[a]	505	477,876
4.50%, 03/09/48 (Call 09/09/47)	1,578	1,417,644
4.55%, 03/09/49 (Call 09/09/48)	1,062	957,000
4.75%, 05/15/46 (Call 11/15/45)	636	594,266
4.80%, 06/15/44 (Call 12/15/43)	300	282,504
5.00%, 03/01/21[a]	750	810,645
5.15%, 03/15/42	207	204,994
5.20%, 03/15/20	500	540,290
5.25%, 03/01/37 (Call 09/01/36)	500	516,345
5.35%, 09/01/40	278	282,417
5.45%, 03/01/47 (Call 09/01/46)	1,000	1,031,900
5.50%, 02/01/18	570	590,389
5.60%, 05/15/18	300	313,929
5.65%, 02/15/47 (Call 08/15/46)[a]	300	316,455
5.70%, 03/01/57 (Call 09/01/56)	350	361,966
5.80%, 02/15/19	950	1,019,587
5.88%, 10/01/19	400	436,704
6.00%, 08/15/40 (Call 05/15/40)	240	262,800
6.38%, 03/01/41	250	284,870
6.50%, 09/01/37	242	283,142
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	300	336,039
British Telecommunications PLC
9.13%, 12/15/30	467	697,371
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	775	760,197
2.13%, 03/01/19	600	606,582
2.20%, 02/28/21	400	400,604
2.45%, 06/15/20	500	508,190

Security	Principal (000s)	Value
2.50%, 09/20/26 (Call 06/20/26)	$250	$239,185
2.60%, 02/28/23[a]	300	299,454
2.95%, 02/28/26	550	548,323
3.50%, 06/15/25[a]	300	313,353
4.45%, 01/15/20	1,042	1,116,159
4.95%, 02/15/19	262	278,891
5.50%, 01/15/40	280	346,074
5.90%, 02/15/39	375	480,593
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	428,128
8.75%, 06/15/30	771	1,138,975
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	150	153,594
5.95%, 03/15/41	155	167,088
Koninklijke KPN NV
8.38%, 10/01/30	200	267,530
Motorola Solutions Inc.
3.50%, 03/01/23	100	98,635
3.75%, 05/15/22	497	506,597
5.50%, 09/01/44	100	97,447
New Cingular Wireless Services Inc.
8.75%, 03/01/31	400	565,216
Orange SA
1.63%, 11/03/19	300	295,056
5.38%, 01/13/42	250	281,942
5.50%, 02/06/44 (Call 08/06/43)[a]	200	231,628
9.00%, 03/01/31	652	977,270
Pacific Bell Telephone Co.
7.13%, 03/15/26	350	424,130
Qwest Corp.
6.75%, 12/01/21	200	221,750
6.88%, 09/15/33 (Call 03/31/17)[a]	148	146,520
7.13%, 11/15/43 (Call 03/31/17)[a]	100	99,625
7.25%, 09/15/25[a]	100	108,250
7.25%, 10/15/35 (Call 03/31/17)	150	148,688

158	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)[a]	$450	$456,368
5.00%, 03/15/44 (Call 09/15/43)[a]	328	352,892
6.80%, 08/15/18	180	192,994
7.50%, 08/15/38[a]	50	66,849
Telefonica Emisiones SAU
3.19%, 04/27/18	600	608,346
4.57%, 04/27/23[a]	300	319,629
5.46%, 02/16/21	300	329,046
5.88%, 07/15/19	210	227,140
7.05%, 06/20/36	300	360,261
Telefonica Europe BV
8.25%, 09/15/30	270	364,640
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	445	419,978
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	700	678,748
2.63%, 08/15/26[a]	1,300	1,193,777
2.95%, 03/15/22[d]	1,825	1,828,322
3.00%, 11/01/21 (Call 09/01/21)[a]	500	504,490
3.45%, 03/15/21[a]	150	154,644
3.50%, 11/01/21	368	379,312
3.50%, 11/01/24 (Call 08/01/24)	1,076	1,077,076
3.85%, 11/01/42 (Call 05/01/42)	750	634,913
4.15%, 03/15/24 (Call 12/15/23)	300	312,810
4.40%, 11/01/34 (Call 05/01/34)	702	675,106
4.50%, 09/15/20	725	774,916
4.52%, 09/15/48	1,250	1,153,187
4.67%, 03/15/55	1,750	1,597,907
4.81%, 03/15/39[d]	733	730,061
4.86%, 08/21/46	450	438,737
5.01%, 04/15/49[d]	894	880,599
5.01%, 08/21/54	965	928,755
5.15%, 09/15/23	1,600	1,762,448
6.00%, 04/01/41	232	263,318

Security	Principal (000s)	Value
6.55%, 09/15/43	$957	$1,168,401
Vodafone Group PLC
1.50%, 02/19/18	200	199,836
2.50%, 09/26/22[a]	600	584,886
2.95%, 02/19/23	700	688,632
4.38%, 02/19/43	150	137,231
4.63%, 07/15/18	200	207,056
5.45%, 06/10/19	450	483,354
6.15%, 02/27/37	555	632,756

		56,856,559
TEXTILES — 0.03%
Cintas Corp. No. 2
3.25%, 06/01/22 (Call 03/01/22)	100	101,515
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	255,835

		357,350
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	55,978
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	100	98,943
4.35%, 10/01/20[a]	100	105,518
5.45%, 11/01/41 (Call 05/01/41)[a]	170	172,934

		433,373
TRANSPORTATION — 1.59%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	320	325,206
3.05%, 03/15/22 (Call 12/15/21)	162	166,016
3.05%, 09/01/22 (Call 06/01/22)	360	368,381
3.45%, 09/15/21 (Call 06/15/21)	300	312,825
3.65%, 09/01/25 (Call 06/01/25)	500	522,865
3.75%, 04/01/24 (Call 01/01/24)	431	454,709

SCHEDULES OF INVESTMENTS	159

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.85%, 09/01/23 (Call 06/01/23)	$300	$318,663
3.90%, 08/01/46 (Call 02/01/46)	350	344,358
4.15%, 04/01/45 (Call 10/01/44)	300	305,028
4.38%, 09/01/42 (Call 03/01/42)	200	209,520
4.40%, 03/15/42 (Call 09/15/41)	250	262,622
4.45%, 03/15/43 (Call 09/15/42)	200	211,618
4.55%, 09/01/44 (Call 03/01/44)	300	323,334
4.90%, 04/01/44 (Call 10/01/43)	106	120,021
5.15%, 09/01/43 (Call 03/01/43)	100	116,454
5.40%, 06/01/41 (Call 12/01/40)	100	118,580
5.75%, 05/01/40 (Call 11/01/39)	92	113,210
6.15%, 05/01/37	37	47,748
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	500	504,710
5.55%, 05/15/18	100	104,663
5.55%, 03/01/19	120	128,662
6.38%, 11/15/37	250	333,305
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	197,286
4.80%, 09/15/35 (Call 03/15/35)	245	268,949
4.80%, 08/01/45 (Call 02/01/45)[a]	25	27,414
5.95%, 05/15/37	102	124,535
7.13%, 10/15/31	175	237,534
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[a]	400	401,116
3.40%, 08/01/24 (Call 05/01/24)[a]	250	254,228

Security	Principal (000s)	Value
3.70%, 10/30/20 (Call 07/30/20)	$200	$208,626
3.70%, 11/01/23 (Call 08/01/23)	500	520,050
3.95%, 05/01/50 (Call 11/01/49)	200	184,208
4.10%, 03/15/44 (Call 09/15/43)	352	342,130
4.40%, 03/01/43 (Call 09/01/42)	300	303,873
6.15%, 05/01/37	102	127,199
6.22%, 04/30/40	100	125,124
FedEx Corp.
2.63%, 08/01/22	500	500,645
4.00%, 01/15/24	636	675,069
4.50%, 02/01/65	325	303,092
4.55%, 04/01/46 (Call 10/01/45)	350	358,263
4.75%, 11/15/45 (Call 05/15/45)	375	393,011
5.10%, 01/15/44	200	217,836
8.00%, 01/15/19	92	102,238
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	253,408
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	300	291,882
4.95%, 08/15/45 (Call 02/15/45)	200	203,484
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	510	517,242
4.45%, 06/15/45 (Call 12/15/44)	200	211,828
4.65%, 01/15/46 (Call 07/15/45)	270	295,558
4.80%, 08/15/43 (Call 02/15/43)	171	189,540
4.84%, 10/01/41	403	447,894
5.90%, 06/15/19	282	306,015
7.80%, 05/15/27	100	132,778
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	200	201,710

160	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.65%, 03/02/20 (Call 02/02/20)	$75	$75,638
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	400	402,004
2.75%, 03/01/26 (Call 12/01/25)	1,100	1,076,020
3.25%, 08/15/25 (Call 05/15/25)	300	305,826
3.38%, 02/01/35 (Call 08/01/34)	300	291,483
3.80%, 10/01/51 (Call 04/01/51)	300	288,384
3.88%, 02/01/55 (Call 08/01/54)	300	279,885
4.15%, 01/15/45 (Call 07/15/44)	225	231,149
4.16%, 07/15/22 (Call 04/15/22)	500	538,840
4.38%, 11/15/65 (Call 05/15/65)[a]	100	101,119
4.75%, 09/15/41 (Call 03/15/41)	100	110,065
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)[a]	105	100,231
2.45%, 10/01/22	650	652,671
3.13%, 01/15/21	250	259,368
3.40%, 11/15/46 (Call 05/15/46)[a]	190	175,043
5.13%, 04/01/19	537	575,326
6.20%, 01/15/38	400	529,028

		20,628,343
TRUCKING & LEASING — 0.06%
GATX Corp.
3.90%, 03/30/23	400	411,108
4.50%, 03/30/45 (Call 09/30/44)	100	92,543
4.85%, 06/01/21[a]	150	161,952
5.20%, 03/15/44 (Call 09/15/43)	150	153,954

		819,557

Security	Principal (000s)	Value
WATER — 0.05%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	$50	$51,332
6.59%, 10/15/37	352	473,845
United Utilities PLC
6.88%, 08/15/28	150	171,282

		696,459

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,104,493,652)		1,106,314,239

FOREIGN GOVERNMENT OBLIGATIONS[e] — 10.68%

CANADA — 1.07%
Canada Government International Bond
1.63%, 02/27/19[a]	2,300	2,314,099
Export Development Canada
1.50%, 10/03/18	800	801,968
1.50%, 05/26/21[a]	750	734,550
1.63%, 12/03/19	500	499,760
Province of Alberta Canada
1.90%, 12/06/19	250	250,105
Province of British Columbia Canada
2.25%, 06/02/26	400	384,152
2.65%, 09/22/21[a]	455	465,119
7.25%, 09/01/36	50	76,396
Province of Manitoba Canada
1.13%, 06/01/18[a]	450	448,636
1.75%, 05/30/19	100	100,184
2.10%, 09/06/22	650	639,951
Province of New Brunswick Canada
2.75%, 06/15/18	300	305,103
Province of Ontario Canada
1.20%, 02/14/18[a]	500	499,315
1.63%, 01/18/19	500	499,940
1.65%, 09/27/19	200	199,060
2.00%, 01/30/19	600	604,050
2.50%, 04/27/26	650	634,250
3.00%, 07/16/18	150	153,123
3.20%, 05/16/24	500	516,645
4.00%, 10/07/19	400	421,708
4.40%, 04/14/20	550	589,644

SCHEDULES OF INVESTMENTS	161

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Province of Quebec Canada
2.63%, 02/13/23	$325	$327,252
2.75%, 08/25/21[a]	75	76,712
2.88%, 10/16/24	500	507,015
3.50%, 07/29/20	755	792,086
4.63%, 05/14/18	300	311,388
7.50%, 09/15/29[a]	525	745,453

		13,897,664
CHILE — 0.15%
Chile Government International Bond
2.25%, 10/30/22	950	936,472
3.13%, 03/27/25[a]	500	509,570
3.88%, 08/05/20	500	529,160

		1,975,202
COLOMBIA — 0.46%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[a]	500	479,750
4.00%, 02/26/24 (Call 11/26/23)	1,150	1,181,360
4.38%, 07/12/21	400	423,996
4.50%, 01/28/26 (Call 10/28/25)[a]	200	211,174
5.00%, 06/15/45 (Call 12/15/44)[a]	600	596,898
6.13%, 01/18/41[a]	550	621,649
7.38%, 03/18/19	550	609,565
7.38%, 09/18/37	450	569,394
8.13%, 05/21/24[a]	460	582,240
10.38%, 01/28/33	150	223,655
11.75%, 02/25/20	400	505,448

		6,005,129
GERMANY — 0.12%
FMS Wertmanagement AoeR
1.38%, 06/08/21	500	484,745
1.63%, 11/20/18	1,050	1,053,329

		1,538,074
HUNGARY — 0.26%
Hungary Government International Bond
4.00%, 03/25/19[a]	398	412,427
5.38%, 02/21/23	850	935,000

Security	Principal (000s)	Value
5.38%, 03/25/24	$500	$555,625
5.75%, 11/22/23	500	565,000
6.38%, 03/29/21	600	673,500
7.63%, 03/29/41[a]	200	286,440

		3,427,992
ISRAEL — 0.09%
Israel Government International Bond
2.88%, 03/16/26	250	245,250
4.00%, 06/30/22	500	533,480
4.50%, 01/30/43	300	308,913
5.13%, 03/26/19	30	32,061

		1,119,704
ITALY — 0.08%
Republic of Italy Government International Bond
5.38%, 06/15/33	490	532,228
6.88%, 09/27/23	425	498,763

		1,030,991
JAPAN — 0.33%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	500	479,460
1.75%, 05/29/19	650	646,054
1.88%, 04/20/21	1,000	976,430
1.88%, 07/21/26	250	230,028
2.13%, 02/07/19	300	301,032
2.13%, 02/10/25	600	572,736
2.25%, 11/04/26	700	662,305
2.38%, 04/20/26	500	481,045

		4,349,090
MEXICO — 0.78%
Mexico Government International Bond
3.60%, 01/30/25	700	694,848
3.63%, 03/15/22	1,350	1,379,660
4.00%, 10/02/23	600	614,814
4.13%, 01/21/26	1,450	1,484,017
4.35%, 01/15/47	250	224,460
4.75%, 03/08/44	1,050	1,001,353
5.13%, 01/15/20[a]	1,060	1,148,128
5.55%, 01/21/45	1,400	1,481,060
5.75%, 10/12/49	250	241,662

162	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.95%, 03/19/19	$665	$720,980
6.05%, 01/11/40	450	505,679
6.75%, 09/27/34	375	457,192
7.50%, 04/08/33	120	154,726

		10,108,579
PANAMA — 0.28%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)[a]	1,250	1,307,350
5.20%, 01/30/20	500	541,215
6.70%, 01/26/36	855	1,077,061
8.88%, 09/30/27	300	421,119
9.38%, 04/01/29	175	255,078

		3,601,823
PERU — 0.18%
Peruvian Government International Bond
5.63%, 11/18/50[a]	450	529,992
6.55%, 03/14/37[a]	165	212,685
7.13%, 03/30/19[a]	375	415,661
7.35%, 07/21/25[a]	400	522,016
8.75%, 11/21/33[a]	455	686,318

		2,366,672
PHILIPPINES — 0.49%
Philippine Government International Bond
3.95%, 01/20/40	1,750	1,804,495
4.00%, 01/15/21	1,000	1,067,730
5.00%, 01/13/37	500	588,800
5.50%, 03/30/26	200	238,764
6.38%, 01/15/32	200	260,374
6.38%, 10/23/34	950	1,266,626
6.50%, 01/20/20[a]	500	565,035
8.38%, 06/17/19	550	633,204

		6,425,028
POLAND — 0.28%
Republic of Poland Government International Bond
3.25%, 04/06/26[a]	1,000	990,000
4.00%, 01/22/24[a]	950	996,313
5.00%, 03/23/22	485	532,894

Security	Principal (000s)	Value
5.13%, 04/21/21	$550	$602,937
6.38%, 07/15/19	430	474,612

		3,596,756
SOUTH AFRICA — 0.28%
Republic of South Africa Government International Bond
4.30%, 10/12/28	500	481,250
4.67%, 01/17/24	100	103,125
5.00%, 10/12/46	200	192,750
5.38%, 07/24/44[a]	600	616,500
5.50%, 03/09/20	300	321,750
5.88%, 09/16/25	1,200	1,320,000
6.88%, 05/27/19	550	600,875

		3,636,250
SOUTH KOREA — 0.25%
Export-Import Bank of Korea
1.88%, 10/21/21[a]	500	483,345
2.50%, 05/10/21	750	745,252
2.88%, 01/21/25	300	295,830
3.25%, 08/12/26	200	202,294
5.00%, 04/11/22	500	552,405
5.13%, 06/29/20	250	271,718
Korea International Bond
4.13%, 06/10/44	250	291,682
7.13%, 04/16/19	350	388,973

		3,231,499
SUPRANATIONAL — 5.19%
African Development Bank
0.88%, 03/15/18	420	418,412
1.13%, 03/04/19	500	496,505
1.25%, 07/26/21	1,000	964,270
2.38%, 09/23/21	659	665,906
Asian Development Bank
0.88%, 04/26/18	250	249,130
1.38%, 01/15/19[a]	1,300	1,298,726
1.38%, 03/23/20	250	247,568
1.63%, 08/26/20	850	844,772
1.63%, 03/16/21[a]	700	690,949
1.75%, 03/21/19[a]	900	904,995
1.75%, 01/10/20	1,000	1,003,390
1.88%, 10/23/18	455	458,704
2.00%, 02/16/22	1,000	996,960
2.00%, 01/22/25[a]	600	579,504

SCHEDULES OF INVESTMENTS	163

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.00%, 04/24/26[a]	$1,800	$1,718,748
Corp. Andina de Fomento
2.13%, 09/27/21	500	490,155
4.38%, 06/15/22	509	545,745
Council of Europe Development Bank
1.00%, 03/07/18	600	598,428
European Bank for Reconstruction & Development
1.13%, 08/24/20	650	634,667
1.75%, 06/14/19	1,750	1,755,565
European Investment Bank
1.00%, 12/15/17	200	199,634
1.00%, 06/15/18	1,900	1,892,894
1.13%, 08/15/19	250	246,733
1.25%, 05/15/18	500	499,875
1.25%, 05/15/19	500	496,190
1.38%, 06/15/20	3,350	3,295,160
1.38%, 09/15/21	1,500	1,449,270
1.63%, 12/15/20[a]	700	689,598
1.63%, 06/15/21[a]	1,000	979,700
1.75%, 06/17/19	1,600	1,604,464
1.75%, 05/15/20	1,000	997,140
1.88%, 03/15/19[a]	800	805,344
1.88%, 02/10/25	470	446,589
2.00%, 03/15/21	1,500	1,495,170
2.13%, 04/13/26[a]	250	239,953
2.25%, 03/15/22	750	750,030
2.25%, 08/15/22	750	747,735
2.50%, 04/15/21	700	710,773
2.50%, 10/15/24	875	874,081
2.88%, 09/15/20	830	855,680
3.25%, 01/29/24	250	261,770
4.00%, 02/16/21	405	434,439
4.88%, 02/15/36	410	514,501
Inter-American Development Bank
0.88%, 03/15/18[a]	1,800	1,793,790
1.00%, 05/13/19[a]	800	791,840
1.25%, 09/14/21	250	241,520
1.75%, 10/15/19[a]	1,000	1,003,410
1.88%, 06/16/20	1,000	1,003,060
1.88%, 03/15/21	1,000	996,830
2.00%, 06/02/26[a]	250	238,463

Security	Principal (000s)	Value
2.13%, 11/09/20	$500	$504,550
2.13%, 01/15/25[a]	600	586,188
3.00%, 02/21/24	800	831,232
3.20%, 08/07/42	350	341,649
3.88%, 02/14/20	600	637,266
4.38%, 01/24/44	300	353,100
International Bank for Reconstruction & Development
0.88%, 07/19/18	1,000	994,640
0.88%, 08/15/19	1,500	1,475,940
1.00%, 06/15/18	1,500	1,495,440
1.00%, 10/05/18	1,000	995,040
1.25%, 07/26/19	1,500	1,490,010
1.38%, 03/30/20	1,100	1,089,605
1.38%, 09/20/21	750	728,835
1.63%, 03/09/21	3,000	2,963,040
1.63%, 02/10/22[a]	1,000	978,220
1.75%, 04/19/23	250	242,025
1.88%, 03/15/19[a]	400	403,276
1.88%, 10/07/19	750	755,512
2.00%, 01/26/22	950	947,416
2.13%, 03/03/25	500	486,275
2.25%, 06/24/21	250	252,600
2.50%, 11/25/24[a]	700	701,792
2.50%, 07/29/25[a]	1,250	1,247,200
4.75%, 02/15/35	200	246,730
7.63%, 01/19/23	700	904,603
International Finance Corp.
1.63%, 07/16/20	250	248,940
1.75%, 09/04/18	500	503,245
1.75%, 09/16/19[a]	1,650	1,657,623
2.13%, 04/07/26	725	700,169
Nordic Investment Bank
0.75%, 01/17/18	650	647,908

		67,528,804
SWEDEN — 0.13%
Svensk Exportkredit AB
1.13%, 04/05/18	900	897,669
1.13%, 08/28/19	500	492,390
1.88%, 06/23/20	250	249,120

		1,639,179

164	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
URUGUAY — 0.26%
Uruguay Government International Bond
4.38%, 10/27/27[a]	$700	$721,595
4.50%, 08/14/24[a]	1,350	1,432,822
5.10%, 06/18/50[a]	1,350	1,272,132

		3,426,549

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $140,325,858)		138,904,985

MUNICIPAL DEBT OBLIGATIONS — 2.61%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	255	292,875

		292,875
CALIFORNIA — 0.87%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	250	344,770
Series S-1
6.79%, 04/01/30	240	294,818
7.04%, 04/01/50	130	186,789
Series S-3
6.91%, 10/01/50	450	647,248
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	225	278,316
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	125	146,768
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	180	228,330
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	450	664,074
Series E
6.60%, 08/01/42	175	245,758

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	$360	$448,078
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	40	53,976
Los Angeles Department of Power RB Series A
6.60%, 07/01/50	120	170,844
Los Angeles Department of Water RB BAB Series C
6.01%, 07/01/39	110	138,160
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	165	205,067
5.76%, 07/01/29	265	321,877
6.76%, 07/01/34	375	507,967
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	150	205,898
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	100	128,224
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	125	163,213
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	122,031
State of California GO
6.20%, 03/01/19[a]	200	218,574
State of California GO BAB
5.70%, 11/01/21	400	453,080
7.50%, 04/01/34[a]	655	934,547
7.55%, 04/01/39	1,030	1,519,930
7.60%, 11/01/40	1,000	1,498,220
7.70%, 11/01/30 (Call 11/01/20)	240	284,278

SCHEDULES OF INVESTMENTS	165

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
University of California RB
Series AD
4.86%, 05/15/12	$350	$345,684
Series AN
4.77%, 05/15/44 (Call 05/15/24)	225	236,173
University of California RB BAB
5.77%, 05/15/43	205	252,853
5.95%, 05/15/45	100	125,314

		11,370,859
COLORADO — 0.02%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	250	317,012

		317,012
CONNECTICUT — 0.05%
State of Connecticut GO Series A
5.85%, 03/15/32	180	217,298
State of Connecticut GO BAB
5.09%, 10/01/30	350	398,139

		615,437
DISTRICT OF COLUMBIA — 0.01%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	153,598

		153,598
FLORIDA — 0.08%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	975	998,273

		998,273
GEORGIA — 0.06%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	150	186,424
Project M, Series 2010-A
6.66%, 04/01/57	200	245,230

Security	Principal (000s)	Value
Project P, Series 2010A
7.06%, 04/01/57	$125	$143,233
State of Georgia GO BAB Series H
4.50%, 11/01/25	200	219,638

		794,525
ILLINOIS — 0.27%
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	428,760
City of Chicago IL GO Series B
6.31%, 01/01/44	200	183,372
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	150	186,866
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	105	129,692
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	75	91,588
State of Illinois GO
4.95%, 06/01/23	550	554,851
5.10%, 06/01/33[a]	675	624,996
5.88%, 03/01/19	330	345,889
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	102,794
Series 5
7.35%, 07/01/35	750	810,082

		3,458,890
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	129,305

		129,305

166	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MASSACHUSETTS — 0.13%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	$230	$259,217
Series E
4.20%, 12/01/21	85	90,913
5.46%, 12/01/39	750	933,645
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	100	126,633
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	230	291,350

		1,701,758
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	100	121,342

		121,342
MISSOURI — 0.05%
Health & Educational Facilities Authority of the State of Missouri RB
3.09%, 09/15/51	200	168,728
University of Missouri RB BAB
5.79%, 11/01/41	330	433,191

		601,919
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	225	320,985

		320,985
NEW JERSEY — 0.17%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	250	299,115

Security	Principal (000s)	Value
Series B
0.00%, 02/15/20 (AGM)	$100	$91,059
0.00%, 02/15/24 (AGM)	400	298,972
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	277	392,074
Series F
7.41%, 01/01/40	335	488,366
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40[a]	250	278,328
Series C
5.75%, 12/15/28	150	155,523
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	125	147,239

		2,150,676
NEW YORK — 0.41%
City of New York NY GO BAB
5.85%, 06/01/40	250	326,690
5.97%, 03/01/36	150	191,658
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	221,543
Series 2010-A
6.67%, 11/15/39	160	214,646
Series C-1
6.69%, 11/15/40	375	501,971
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	85	104,918
Series C-2
5.77%, 08/01/36	300	368,259
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	250	311,133
5.72%, 06/15/42	210	277,563
5.75%, 06/15/41	290	369,846
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	265	322,555
Series H
5.43%, 03/15/39	200	241,484

SCHEDULES OF INVESTMENTS	167

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	$100	$121,987
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	725	754,667
4.93%, 10/01/51	225	255,863
5.86%, 12/01/24	225	271,400
6.04%, 12/01/29	400	504,200

		5,360,383
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	100	106,077

		106,077
OHIO — 0.08%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	185	256,164
8.08%, 02/15/50	100	153,978
Series E
6.27%, 02/15/50	90	108,606
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	100	112,252
Ohio State University (The) RB BAB
4.91%, 06/01/40	295	345,778

		976,778
OREGON — 0.05%
Oregon School Boards Association GOL
4.76%, 06/30/28 (AMBAC GTD)	230	245,801
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	155	194,919
State of Oregon GO
5.89%, 06/01/27	200	242,264

		682,984

Security	Principal (000s)	Value
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	$250	$269,890
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	40	48,658

		318,548
TEXAS — 0.23%
City of Houston TX GOL Series A
6.29%, 03/01/32	140	167,002
City of San Antonio TX Electric & Gas Systems Revenue RB
5.72%, 02/01/41	175	220,848
Series C
5.99%, 02/01/39	130	167,270
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	175	233,048
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	119,273
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	430	611,327
State of Texas GO BAB
5.52%, 04/01/39	120	152,900
Series A
4.63%, 04/01/33	220	252,210
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	100	114,024
5.18%, 04/01/30	490	583,154
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	125	137,326

168	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
Series D
5.13%, 08/15/42	$170	$203,714

		2,962,096
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	75	82,738

		82,738
WASHINGTON — 0.02%
State of Washington GO BAB Series D
5.48%, 08/01/39	200	250,662

		250,662
WISCONSIN — 0.01%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	150	174,150

		174,150

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $33,380,574)		33,941,870

SHORT-TERM INVESTMENTS — 11.68%

MONEY MARKET FUNDS — 11.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[f,g,h]	143,657	143,714,641
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g]	8,066	8,066,122

		151,780,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,730,977)		151,780,763

TOTAL INVESTMENTS IN SECURITIES — 110.07%
(Cost: $1,429,931,061)[i]		1,430,941,857
Other Assets, Less Liabilities — (10.07)%		(130,953,886)

NET ASSETS — 100.00%		$1,299,987,971

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $1,430,096,363. Net unrealized appreciation was $845,494, of which $16,707,231 represented gross unrealized appreciation on securities and $15,861,737 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	169

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.95%, 03/04/19	$—	$500	$—	$500	$501,535	$5,873	$—
2.25%, 07/02/19	1,000	750	—	1,750	1,765,557	20,497	—
2.40%, 10/18/19	—	250	—	250	252,730	3,886	—
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22[a]	312	—	—	312	322,274	9,662	—
3.90%, 04/29/24	350	500	—	850	880,685	19,661	—
4.38%, 08/11/20[a]	250	—	—	250	266,637	7,390	—
5.13%, 02/08/20[a]	395	—	—	395	428,077	12,584	—

					$4,417,495	$79,553	$—

[a]	Security name at the beginning of the year was PNC Funding Corp.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$1,106,314,239	$—	$1,106,314,239
Foreign government obligations	—	138,904,985	—	138,904,985
Municipal debt obligations	—	33,941,870	—	33,941,870
Money market funds	151,780,763	—	—	151,780,763

Total	$151,780,763	$1,279,161,094	$—	$1,430,941,857

See notes to financial statements.

170	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2017

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares U.S. Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$11,090,535,484	$6,750,613,013	$1,273,786,620
Affiliated (Note 2)	936,548,896	1,032,794,828	156,144,441

Total cost of investments	$12,027,084,380	$7,783,407,841	$1,429,931,061

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,079,866,267	$6,752,536,877	$1,274,743,599
Affiliated (Note 2)	936,656,477	1,033,390,416	156,198,258

Total fair value of investments	12,016,522,744	7,785,927,293	1,430,941,857
Cash	72,131	65,130	7,225
Receivables:
Investment securities sold	125,429,116	39,120,058	780,400
Due from custodian (Note 4)	—	3,192,764	—
Dividends and interest	79,415,295	57,195,814	12,711,377
Capital shares sold	842,648	74,638	51,965,642

Total Assets	12,222,281,934	7,885,575,697	1,496,406,501

LIABILITIES
Payables:
Investment securities purchased	101,946,405	56,733,756	52,626,110
Collateral for securities on loan (Note 1)	784,415,425	929,580,432	143,661,815
Investment advisory fees (Note 2)	1,693,752	1,025,601	130,605

Total Liabilities	888,055,582	987,339,789	196,418,530

NET ASSETS	$11,334,226,352	$6,898,235,908	$1,299,987,971

Net assets consist of:
Paid-in capital	$11,333,947,870	$6,909,480,252	$1,300,360,044
Undistributed net investment income	15,343,820	14,028,194	2,613,196
Accumulated net realized loss	(4,503,702)	(27,791,990)	(3,996,065)
Net unrealized appreciation (depreciation)	(10,561,636)	2,519,452	1,010,796

NET ASSETS	$11,334,226,352	$6,898,235,908	$1,299,987,971

Shares outstanding[b]	107,750,000	63,250,000	11,800,000

Net asset value per share	$105.19	$109.06	$110.17

[a]	Securities on loan with values of $763,130,927, $897,713,659 and $138,608,939, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	171

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2017

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares U.S. Credit Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$297,220	$327,508	$18,859
Interest — unaffiliated	184,095,139	170,334,772	30,570,400
Interest — affiliated (Note 2)	1,479,016	929,853	79,553
Securities lending income — affiliated — net (Note 2)	1,940,920	2,922,037	416,228

Total investment income	187,812,295	174,514,170	31,085,040

EXPENSES
Investment advisory fees (Note 2)	21,895,941	12,998,614	1,434,888

Total expenses	21,895,941	12,998,614	1,434,888

Net investment income	165,916,354	161,515,556	29,650,152

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,732,352	92,614	(384,690)
Investments — affiliated (Note 2)	8,735	41,719	3,041
In-kind redemptions — unaffiliated	1,697,616	18,192,631	474,692
In-kind redemptions — affiliated (Note 2)	—	3,615	—
Realized gain distributions from affiliated funds	1,843	7,152	621

Net realized gain	7,440,546	18,337,731	93,664

Net change in unrealized appreciation/depreciation	39,124,738	15,032,723	11,264,433

Net realized and unrealized gain	46,565,284	33,370,454	11,358,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$212,481,638	$194,886,010	$41,008,249

See notes to financial statements.

172	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares Intermediate Credit Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$165,916,354	$132,993,241	$161,515,556	$152,152,058
Net realized gain (loss)	7,440,546	(10,227,415)	18,337,731	(8,940,445)
Net change in unrealized appreciation/depreciation	39,124,738	(56,382,996)	15,032,723	(114,206,569)

Net increase in net assets resulting from operations	212,481,638	66,382,830	194,886,010	29,005,044

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(163,079,442)	(131,095,938)	(159,566,043)	(153,108,953)

Total distributions to shareholders	(163,079,442)	(131,095,938)	(159,566,043)	(153,108,953)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,735,800,897	2,864,101,090	2,357,552,320	2,947,822,884
Cost of shares redeemed	(2,210,723,203)	(2,985,299,730)	(1,549,322,866)	(3,199,916,108)

Net increase (decrease) in net assets from capital share transactions	525,077,694	(121,198,640)	808,229,454	(252,093,224)

INCREASE (DECREASE) IN NET ASSETS	574,479,890	(185,911,748)	843,549,421	(376,197,133)

NET ASSETS
Beginning of year	10,759,746,462	10,945,658,210	6,054,686,487	6,430,883,620

End of year	$11,334,226,352	$10,759,746,462	$6,898,235,908	$6,054,686,487

Undistributed net investment income included in net assets at end of year	$15,343,820	$12,505,179	$14,028,194	$12,071,807

SHARES ISSUED AND REDEEMED
Shares sold	26,000,000	27,250,000	21,400,000	27,100,000
Shares redeemed	(21,000,000)	(28,400,000)	(14,150,000)	(29,400,000)

Net increase (decrease) in shares outstanding	5,000,000	(1,150,000)	7,250,000	(2,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	173

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Credit Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,650,152	$28,896,879
Net realized gain (loss)	93,664	(1,174,192)
Net change in unrealized appreciation/depreciation	11,264,433	(43,416,252)

Net increase (decrease) in net assets resulting from operations	41,008,249	(15,693,565)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,183,004)	(28,681,763)

Total distributions to shareholders	(29,183,004)	(28,681,763)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	654,760,863	274,725,945
Cost of shares redeemed	(98,764,639)	(568,935,134)

Net increase (decrease) in net assets from capital share transactions	555,996,224	(294,209,189)

INCREASE (DECREASE) IN NET ASSETS	567,821,469	(338,584,517)

NET ASSETS
Beginning of year	732,166,502	1,070,751,019

End of year	$1,299,987,971	$732,166,502

Undistributed net investment income included in net assets at end of year	$2,613,196	$2,145,445

SHARES ISSUED AND REDEEMED
Shares sold	5,900,000	2,500,000
Shares redeemed	(900,000)	(5,200,000)

Net increase (decrease) in shares outstanding	5,000,000	(2,700,000)

See notes to financial statements.

174	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$104.72	$105.35	$105.55	$105.47	$104.85

Income from investment operations:
Net investment income[a]	1.57	1.29	0.99	1.17	1.59
Net realized and unrealized gain (loss)[b]	0.44	(0.65)	(0.20)	0.11	0.66

Total from investment operations	2.01	0.64	0.79	1.28	2.25

Less distributions from:
Net investment income	(1.54)	(1.27)	(0.99)	(1.20)	(1.63)

Total distributions	(1.54)	(1.27)	(0.99)	(1.20)	(1.63)

Net asset value, end of year	$105.19	$104.72	$105.35	$105.55	$105.47

Total return	1.93%	0.63%	0.73%	1.22%	2.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,334,226	$10,759,746	$10,945,658	$13,225,319	$9,829,346
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.49%	1.22%	0.94%	1.11%	1.51%
Portfolio turnover rate[c]	35%	35%	17%	10%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	175

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$108.12	$110.31	$109.28	$111.02	$108.84

Income from investment operations:
Net investment income[a]	2.68	2.68	2.68	2.88	3.40
Net realized and unrealized gain (loss)[b]	0.92	(2.17)	1.03	(1.72)	2.25

Total from investment operations	3.60	0.51	3.71	1.16	5.65

Less distributions from:
Net investment income	(2.66)	(2.70)	(2.68)	(2.90)	(3.47)

Total distributions	(2.66)	(2.70)	(2.68)	(2.90)	(3.47)

Net asset value, end of year	$109.06	$108.12	$110.31	$109.28	$111.02

Total return	3.34%	0.51%	3.41%	1.09%	5.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,898,236	$6,054,686	$6,430,884	$5,704,233	$5,284,505
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.44%	2.46%	2.45%	2.65%	3.09%
Portfolio turnover rate[c]	16%	16%	7%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

176	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Credit Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$107.67	$112.71	$109.62	$112.72	$110.34

Income from investment operations:
Net investment income[a]	3.44	3.49	3.65	3.69	3.89
Net realized and unrealized gain (loss)[b]	2.50	(5.07)	3.13	(3.03)	2.44

Total from investment operations	5.94	(1.58)	6.78	0.66	6.33

Less distributions from:
Net investment income	(3.44)	(3.46)	(3.69)	(3.76)	(3.95)

Total distributions	(3.44)	(3.46)	(3.69)	(3.76)	(3.95)

Net asset value, end of year	$110.17	$107.67	$112.71	$109.62	$112.72

Total return	5.54%	(1.37)%	6.26%	0.66%	5.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,299,988	$732,167	$1,070,751	$800,194	$1,409,056
Ratio of expenses to average net assets	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of net investment income to average net assets	3.10%	3.20%	3.29%	3.37%	3.47%
Portfolio turnover rate[c]	12%	12%	10%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	177

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
Intermediate Credit Bond	Diversified
U.S. Credit Bond[a]	Diversified

[a]	Formerly the iShares Core U.S. Credit Bond ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

178	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	179

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

180	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond
Barclays Capital Inc.	$60,084,074	$60,084,074	$—
BMO Capital Markets	23,238,047	23,238,047	—
BNP Paribas New York Branch	82,675	82,675	—
BNP Paribas Prime Brokerage Inc.	4,873,026	4,873,026	—
BNP Paribas Prime Brokerage International Ltd.	3,204,792	3,204,792	—
Citigroup Global Markets Inc.	100,060,291	100,060,291	—
Credit Suisse Securities (USA) LLC	8,076,498	8,076,498	—
Deutsche Bank Securities Inc.	4,480,369	4,480,369	—
Goldman Sachs & Co.	51,223,780	51,223,780	—
HSBC Securities (USA) Inc.	66,212,037	66,212,037	—
ING Financial Markets LLC	4,129,930	4,129,930	—
Jefferies LLC	2,926,998	2,926,998	—
JPMorgan Securities LLC	49,724,653	49,724,653	—
Merrill Lynch, Pierce, Fenner & Smith	38,429,799	38,429,799	—
Morgan Stanley & Co. LLC	64,396,516	64,396,516	—
MUFG Securities Americas Inc.	8,940,051	8,940,051	—
RBC Capital Markets LLC	90,584,455	90,584,455	—
Scotia Capital (USA) Inc.	15,818,843	15,818,843	—
SG Americas Securities LLC	68,698,524	68,698,524	—
UBS Securities LLC	27,293,737	27,293,737	—
Wells Fargo Securities LLC	70,651,832	70,651,832	—

	$763,130,927	$763,130,927	$—

NOTES TO FINANCIAL STATEMENTS	181

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Credit Bond
Barclays Capital Inc.	$74,393,747	$74,393,747	$—
BMO Capital Markets	15,392,669	15,392,669	—
BNP Paribas New York Branch	578,431	578,431	—
BNP Paribas Prime Brokerage Inc.	4,471,049	4,471,049	—
BNP Paribas Prime Brokerage International Ltd.	27,063,256	27,063,256	—
Citigroup Global Markets Inc.	107,683,033	107,683,033	—
Credit Suisse Securities (USA) LLC	24,101,576	24,101,576	—
Deutsche Bank Securities Inc.	24,630,874	24,630,874	—
Goldman Sachs & Co.	99,599,160	99,599,160	—
HSBC Securities (USA) Inc.	21,984,026	21,984,026	—
ING Financial Markets LLC	2,178,535	2,178,535	—
Jefferies LLC	11,670,029	11,670,029	—
JPMorgan Securities LLC	113,063,436	113,063,436	—
Merrill Lynch, Pierce, Fenner & Smith	38,980,985	38,980,985	—
Morgan Stanley & Co. LLC	48,009,778	48,009,778	—
MUFG Securities Americas Inc.	33,746,390	33,746,390	—
RBC Capital Markets LLC	67,202,955	67,202,955	—
RBS Securities Inc.	1,447,032	1,447,032	—
Scotia Capital (USA) Inc.	12,554,371	12,554,371	—
SG Americas Securities LLC	54,042,857	54,042,857	—
State Street Bank & Trust Company	1,827,785	1,827,785	—
UBS Securities LLC	24,656,248	24,656,248	—
Wells Fargo Securities LLC	88,435,437	88,435,437	—

	$897,713,659	$897,713,659	$—

182	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Credit Bond
Barclays Capital Inc.	$13,170,374	$13,170,374	$—
BMO Capital Markets	895,195	895,195	—
BNP Paribas New York Branch	573,947	573,947	—
BNP Paribas Prime Brokerage Inc.	1,868,749	1,868,749	—
BNP Paribas Prime Brokerage International Ltd.	4,609,084	4,609,084	—
Citigroup Global Markets Inc.	14,109,344	14,109,344	—
Credit Suisse Securities (USA) LLC	3,404,669	3,404,669	—
Deutsche Bank Securities Inc.	1,869,984	1,869,984	—
Goldman Sachs & Co.	13,958,701	13,958,701	—
HSBC Securities (USA) Inc.	4,728,251	4,728,251	—
Jefferies LLC	4,978,294	4,978,294	—
JPMorgan Securities LLC	18,945,810	18,945,810	—
Merrill Lynch, Pierce, Fenner & Smith	5,942,345	5,942,345	—
Morgan Stanley & Co. LLC	7,915,932	7,915,932	—
MUFG Securities Americas Inc.	2,442,535	2,442,535	—
RBC Capital Markets LLC	4,603,300	4,603,300	—
Scotia Capital (USA) Inc.	3,255,092	3,255,092	—
SG Americas Securities LLC	12,323,670	12,323,670	—
State Street Bank & Trust Company	246,242	246,242	—
UBS Securities LLC	3,338,892	3,338,892	—
Wells Fargo Securities LLC	15,428,529	15,428,529	—

	$138,608,939	$138,608,939	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

NOTES TO FINANCIAL STATEMENTS	183

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares 1-3 Year Credit Bond and iShares Intermediate Credit Bond ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$648,558
Intermediate Credit Bond	941,934
U.S. Credit Bond	134,782

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

184	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
1-3 Year Credit Bond	$924,222,979	$—
Intermediate Credit Bond	62,477,499	—
U.S. Credit Bond	8,594,097	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
1-3 Year Credit Bond	$—	$—	$5,902,789,320	$3,895,519,754
Intermediate Credit Bond	9,613,692	9,614,824	1,555,081,082	1,010,378,524
U.S. Credit Bond	—	—	203,373,293	117,627,526

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$856,659,869	$2,157,448,390
Intermediate Credit Bond	1,876,478,713	1,507,161,720
U.S. Credit Bond	565,327,190	96,760,262

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units

NOTES TO FINANCIAL STATEMENTS	185

Notes to Financial Statements (Continued)

iSHARES® TRUST

solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility

186	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2017, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
1-3 Year Credit Bond	$1,679,984	$1,729	$(1,681,713)
Intermediate Credit Bond	17,673,031	6,874	(17,679,905)
U.S. Credit Bond	461,714	603	(462,317)

NOTES TO FINANCIAL STATEMENTS	187

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

iShares ETF	2017	2016
1-3 Year Credit Bond
Ordinary income	$163,079,442	$131,095,938

Intermediate Credit Bond
Ordinary income	$159,566,043	$153,108,953

U.S. Credit Bond
Ordinary income	$29,183,004	$28,681,763

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gain (Losses) [a]	Total
1-3 Year Credit Bond	$15,343,820	$(4,497,029)	$(10,568,309)	$278,482
Intermediate Credit Bond	14,028,194	(27,317,341)	2,044,803	(11,244,344)
U.S. Credit Bond	2,613,196	(3,830,763)	845,494	(372,073)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2017, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
1-3 Year Credit Bond	$4,497,029
Intermediate Credit Bond	27,317,341
U.S. Credit Bond	3,830,763

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

188	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares 1-3 Year Credit Bond ETF, iShares Intermediate Credit Bond ETF and iShares U.S. Credit Bond ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares 1-3 Year Credit Bond ETF, iShares Intermediate Credit Bond ETF and iShares U.S. Credit Bond ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	189

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2017, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
1-3 Year Credit Bond	$114,526,280
Intermediate Credit Bond	106,410,170
U.S. Credit Bond	20,599,575

The iShares Intermediate Credit Bond ETF hereby designates $1,946 as the amount of distributions from direct federal obligation interest for the fiscal year ended February 28, 2017.

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

190	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Credit Bond	$1.544890	$—	$—	$1.544890	100%	—%	—%		100%
Intermediate Credit Bond	2.655003	—	0.002424	2.657427	100	—	0	[a]	100
U.S. Credit Bond	3.407695	—	0.027998	3.435693	99	—	1		100

[a]	Rounds to less than 0.01%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	191

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 1-3 Year Credit Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	5	0.40
Between 0.5% and –0.5%	1,252	99.52

	1,258	100.00%

iShares Intermediate Credit Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.16%
Greater than 0.5% and Less than 1.0%	13	1.03
Between 0.5% and –0.5%	1,241	98.65
Less than –0.5% and Greater than –1.0%	2	0.16

	1,258	100.00%

iShares U.S. Credit Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.32%
Greater than 0.5% and Less than 1.0%	107	8.51
Between 0.5% and –0.5%	1,145	91.01
Less than –0.5% and Greater than –1.0%	2	0.16

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

192	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

BFA has registered the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 1-3 Year Credit Bond ETF in respect of BFA’s financial year ending December 31, 2016 was USD 1.19 million. This figure is comprised of fixed remuneration of USD 466.94 thousand and variable remuneration of USD 720.04 thousand. There were a total of 325 beneficiaries of the remuneration described above.

SUPPLEMENTAL INFORMATION	193

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 1-3 Year Credit Bond ETF in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 164.16 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 39.55 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Intermediate Credit Bond ETF in respect of BFA’s financial year ending December 31, 2016 was USD 705.82 thousand. This figure is comprised of fixed remuneration of USD 277.66 thousand and variable remuneration of USD 428.16 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Intermediate Credit Bond ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 97.62 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 23.52 thousand.

194	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (46)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	195

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).
Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

196	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009); Managing Director, BGI (2008-2009); Principal, BGI (1996-2008).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

[d]	Manish Mehta served as President until October 15, 2016.

TRUSTEE AND OFFICER INFORMATION	197

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member

Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

198	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-202-0217

FEBRUARY 28, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND ETF

U.S. CREDIT BOND MARKET OVERVIEW

Long-term, investment-grade, credit-sensitive bonds posted gains during the 12 months ended February 28, 2017 (the “reporting period”). The Bloomberg Barclays U.S. Long Credit Index, a broad measure of long-term U.S. investment-grade bond performance, returned 10.55% for the reporting period.

Overall, the U.S. economy grew by 1.6% in 2016, down from 2.6% in 2015 and the slowest calendar-year growth rate since 2011. Job growth remained robust as the unemployment rate stayed at or below 5%, and retail sales grew by 5.7% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, industrial production and business productivity were relatively flat for the reporting period, registering gains of 0.3% and 0.2%, respectively.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The consumer price index rose by 2.7% for the reporting period, the highest inflation rate since March 2012. The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the U.S. Federal Reserve Bank (the “Fed”) on hold for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

Although U.S. bond yields rose overall during the reporting period, virtually all of the increase occurred in the last four months. The outcome of the U.S. presidential election in November 2016 fueled expectations that new spending, tax, and regulatory policies would stimulate economic growth, resulting in higher inflation and more Fed interest rate increases in 2017. Intermediate-term bond yields rose the most, while short-term yields tracked the December interest rate increase.

Strong investor demand for yield powered the gains in long-term, credit-sensitive securities. In addition, stronger economic growth, healthier corporate balance sheets, and falling default rates all helped support the corporate bond market. Corporate securities also benefited from investor expectations of the impacts of proposed reforms by the new U.S. presidential administration, which called for lower corporate tax rates and lower tax penalties for companies that repatriate profits held overseas.

Looking at performance by sector across the investment-grade corporate market, securities issued by energy and basic materials companies generally gained the most. These results reflected the rebound in prices for energy, many industrial commodities, and precious metals in 2016. The energy sector in particular suffered from commodity price declines in 2015 and early 2016 before recovering to be the best performer in calendar 2016. Financial securities were another source of strength, buoyed by a number of factors, including rising financial markets, better economic growth, and higher interest rates.

U.S. dollar-denominated foreign sovereign bonds also posted gains, despite declines late in 2016 as a result of political uncertainty in the U.S. and increasing expectations for faster economic growth and higher inflation ahead. Rising Treasury yields, concerns about greater borrowing to finance infrastructure spending, and potential changes to the tax code, which could reduce the appeal of municipal securities, all combined to limit gains in the sector for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.21%	10.16%	10.55%	10.21%	10.16%	10.55%
5 Years	4.60%	4.66%	5.15%	25.23%	25.55%	28.57%
Since Inception	7.10%	7.10%	7.59%	64.19%	64.19%	69.72%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 29, 2014 reflects the performance of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM. Index performance beginning on June 30, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$956.10	$0.97	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Long Credit Index (formerly the Barclays U.S. Long Credit Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 10.21%, net of fees, while the total return for the Index was 10.55%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	86.50%
Municipal Debt Obligations	7.87
Foreign Government Obligations	5.63

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	3.83%
Aa	12.61
A	36.48
Baa	43.09
Ba	2.92
B	0.01
Not Rated	1.06

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.44%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42	$55	$55,147
5.63%, 11/15/43	229	247,215

		302,362
AEROSPACE & DEFENSE — 1.67%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	100	94,944
3.38%, 06/15/46 (Call 12/15/45)[a]	375	345,053
3.50%, 03/01/45 (Call 09/01/44)[a]	100	92,913
3.65%, 03/01/47 (Call 09/01/46)	105	102,088
6.63%, 02/15/38	16	21,864
6.88%, 03/15/39[a]	182	258,997
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	300	289,395
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	225	242,041
5.05%, 04/27/45 (Call 10/27/44)	300	331,524
6.15%, 12/15/40	105	127,506
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	350	338,268
3.80%, 03/01/45 (Call 09/01/44)	274	261,021
4.07%, 12/15/42	800	794,816
4.50%, 05/15/36 (Call 11/15/35)	675	724,363
4.70%, 05/15/46 (Call 11/15/45)	859	941,919
4.85%, 09/15/41	400	441,428
Series B
6.15%, 09/01/36	189	241,742
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	95,839
4.75%, 06/01/43	300	329,982
5.05%, 11/15/40	311	346,914
Northrop Grumman Systems Corp.
7.75%, 02/15/31	555	785,436
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	218	228,497
4.70%, 12/15/41	300	334,503
4.88%, 10/15/40	112	128,020
7.20%, 08/15/27[a]	155	207,819
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	261	280,606

Security	Principal (000s)	Value
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	$500	$479,340
4.15%, 05/15/45 (Call 11/16/44)	625	637,750
4.50%, 06/01/42	2,300	2,470,844
5.40%, 05/01/35	11	13,021
5.70%, 04/15/40	222	274,006
6.05%, 06/01/36	100	126,080
6.13%, 07/15/38	303	388,928
6.70%, 08/01/28	700	916,804
7.50%, 09/15/29	114	160,087

		13,854,358
AGRICULTURE — 1.09%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	650	612,722
4.25%, 08/09/42	400	396,256
4.50%, 05/02/43	350	359,635
5.38%, 01/31/44	875	1,017,205
Archer-Daniels-Midland Co.
4.02%, 04/16/43	799	794,270
4.54%, 03/26/42[a]	378	403,689
Philip Morris International Inc.
3.88%, 08/21/42	26	24,533
4.13%, 03/04/43	175	171,367
4.25%, 11/10/44	1,250	1,252,625
4.38%, 11/15/41	86	87,189
4.50%, 03/20/42	171	176,103
4.88%, 11/15/43	455	497,042
6.38%, 05/16/38	850	1,093,363
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	115,738
5.85%, 08/15/45 (Call 02/15/45)	1,050	1,247,873
6.15%, 09/15/43	381	461,921
7.25%, 06/15/37[a]	253	337,449

		9,048,980
AIRLINES — 0.39%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 11/01/28	929	914,461
Series 2016-1, Class AA
3.58%, 07/15/29	18	17,630
Series 2016-2, Class AA
3.20%, 12/15/29	84	82,308

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Series 2016-3, Class AA
3.00%, 04/15/30	$1,000	$960,750
Latam Airlines Pass Through Trust Series 2015-1, Class A
4.20%, 08/15/29[a]	470	468,874
United Airlines Pass Through Trust
Series 2015-1, Class AA
3.45%, 06/01/29	77	76,863
Series 2016-2, Class AA
2.88%, 04/07/30	750	720,158

		3,241,044
APPAREL — 0.14%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	250	226,140
3.63%, 05/01/43 (Call 11/01/42)	200	189,236
3.88%, 11/01/45 (Call 05/01/45)	450	444,271
VF Corp.
6.00%, 10/15/33	75	89,806
6.45%, 11/01/37	150	194,378

		1,143,831
AUTO MANUFACTURERS — 0.88%
Daimler Finance North America LLC
8.50%, 01/18/31	750	1,143,855
Ford Holdings LLC
9.30%, 03/01/30	50	70,272
Ford Motor Co.
4.75%, 01/15/43	1,400	1,349,474
5.29%, 12/08/46 (Call 06/08/46)	400	414,236
6.38%, 02/01/29	150	172,235
6.63%, 10/01/28	16	19,044
7.40%, 11/01/46	114	148,509
7.45%, 07/16/31	980	1,240,474
General Motors Co.
5.00%, 04/01/35	25	25,318
5.20%, 04/01/45	850	857,352
6.25%, 10/02/43	700	797,566
6.60%, 04/01/36 (Call 10/01/35)	750	881,092
6.75%, 04/01/46 (Call 10/01/45)	190	230,470

		7,349,897
AUTO PARTS & EQUIPMENT — 0.04%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	182,921
Delphi Automotive PLC
4.40%, 10/01/46 (Call 04/01/46)	150	143,247

		326,168

Security	Principal (000s)	Value
BANKS — 8.10%
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	$2,050	$1,963,019
4.18%, 11/25/27 (Call 11/25/26)	250	251,423
4.88%, 04/01/44	950	1,036,754
5.00%, 01/21/44	1,103	1,217,017
5.88%, 02/07/42	645	793,595
6.11%, 01/29/37	1,200	1,423,368
7.75%, 05/14/38	800	1,120,264
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)	1,000	1,017,390
Series L
4.75%, 04/21/45[a]	8	8,139
Bank of America N.A.
6.00%, 10/15/36	250	309,153
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	85	81,291
Bank One Corp.
8.00%, 04/29/27	229	297,544
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	300	303,840
4.95%, 01/10/47	1,000	1,023,440
5.25%, 08/17/45	600	642,246
Citigroup Inc.
4.13%, 07/25/28	350	347,952
4.45%, 09/29/27	1,900	1,944,422
4.65%, 07/30/45	600	630,900
4.75%, 05/18/46	600	602,622
5.30%, 05/06/44	515	560,619
5.88%, 01/30/42	900	1,093,536
6.00%, 10/31/33	266	305,344
6.13%, 08/25/36	282	328,609
6.63%, 01/15/28	11	13,169
6.63%, 06/15/32	575	705,910
6.68%, 09/13/43	296	381,417
8.13%, 07/15/39	850	1,268,642
Cooperatieve Rabobank UA
5.25%, 05/24/41[a]	700	819,966
5.25%, 08/04/45	291	316,233
5.75%, 12/01/43	850	983,850
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	786	805,996

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Fifth Third Bancorp.
8.25%, 03/01/38	$444	$626,653
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	250	240,765
Goldman Sachs Capital I
6.35%, 02/15/34[a]	480	577,762
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	900	960,174
4.80%, 07/08/44 (Call 01/08/44)[a]	1,000	1,073,520
5.15%, 05/22/45[a]	900	957,834
6.13%, 02/15/33	1,050	1,279,152
6.25%, 02/01/41	1,200	1,511,580
6.45%, 05/01/36	700	845,502
6.75%, 10/01/37	2,650	3,313,799
HSBC Bank PLC
7.65%, 05/01/25	100	120,393
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	950	1,098,494
HSBC Holdings PLC
5.25%, 03/14/44	1,000	1,090,320
6.10%, 01/14/42	416	523,365
6.50%, 05/02/36	900	1,110,141
6.50%, 09/15/37	1,007	1,251,439
6.80%, 06/01/38	600	772,428
7.63%, 05/17/32	371	488,154
JPMorgan Chase & Co.
4.25%, 10/01/27	1,243	1,283,882
4.85%, 02/01/44	1,050	1,169,941
4.95%, 06/01/45	718	772,970
5.40%, 01/06/42	750	885,202
5.50%, 10/15/40	517	614,656
5.60%, 07/15/41	746	900,444
5.63%, 08/16/43	375	440,096
6.40%, 05/15/38	1,245	1,624,115
KfW
0.00%, 04/18/36	900	492,813
0.00%, 06/29/37	800	420,752
Lloyds Banking Group PLC
5.30%, 12/01/45	200	213,360
Morgan Stanley
3.95%, 04/23/27	1,400	1,394,092
4.30%, 01/27/45	1,200	1,208,040
4.38%, 01/22/47	1,000	1,015,040

Security	Principal (000s)	Value
6.38%, 07/24/42	$1,025	$1,321,102
7.25%, 04/01/32	700	953,911
Regions Financial Corp.
7.38%, 12/10/37	325	402,421
Wachovia Corp.
5.50%, 08/01/35	481	543,544
Wells Fargo & Co.
3.90%, 05/01/45	1,500	1,449,645
4.30%, 07/22/27	2,035	2,117,194
4.40%, 06/14/46	500	492,135
4.65%, 11/04/44	1,700	1,736,023
4.75%, 12/07/46	1,250	1,301,688
4.90%, 11/17/45	940	998,393
5.38%, 02/07/35	341	394,943
5.38%, 11/02/43	425	480,743
5.61%, 01/15/44	1,750	2,044,245
Wells Fargo Capital X
5.95%, 12/01/86	200	213,176

		67,323,711
BEVERAGES — 2.59%
Anheuser-Busch Companies LLC
5.95%, 01/15/33	21	25,066
6.45%, 09/01/37	200	259,078
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	200	192,638
4.63%, 02/01/44[a]	245	259,570
4.70%, 02/01/36 (Call 08/01/35)	3,625	3,893,939
4.90%, 02/01/46 (Call 08/01/45)	5,325	5,835,241
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	700	649,558
4.95%, 01/15/42	750	826,635
6.38%, 01/15/40	300	382,818
8.00%, 11/15/39	136	203,668
8.20%, 01/15/39	700	1,069,712
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	118	124,655
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	299,143
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	136	131,414
5.88%, 09/30/36	350	430,853
Diageo Investment Corp.
4.25%, 05/11/42	507	519,812
7.45%, 04/15/35	11	15,379

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27 (Call 03/15/27)	$250	$250,900
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	364	353,437
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	850	806,990
5.00%, 05/01/42	550	585,250
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	801	1,094,094
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	525	481,514
3.60%, 08/13/42	500	476,455
4.00%, 03/05/42	207	208,124
4.25%, 10/22/44 (Call 04/22/44)	409	427,168
4.45%, 04/14/46 (Call 10/14/45)	800	865,008
4.60%, 07/17/45 (Call 01/17/45)	280	307,978
4.88%, 11/01/40	196	222,019
5.50%, 01/15/40	246	301,537

		21,499,653
BIOTECHNOLOGY — 1.67%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	900	884,961
4.56%, 06/15/48 (Call 12/15/47)	1,100	1,101,727
4.66%, 06/15/51 (Call 12/15/50)	2,872	2,887,509
4.95%, 10/01/41	100	106,027
5.15%, 11/15/41 (Call 05/15/41)	175	190,468
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	550	599,044
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	900	978,669
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	400	399,160
5.00%, 08/15/45 (Call 02/15/45)	700	741,153
5.25%, 08/15/43	500	540,100
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)[a]	700	669,774
4.15%, 03/01/47 (Call 09/01/46)[a]	1,000	955,290
4.50%, 02/01/45 (Call 08/01/44)	1,000	999,600
4.60%, 09/01/35 (Call 03/01/35)	600	622,332
4.75%, 03/01/46 (Call 09/01/45)	994	1,031,971
4.80%, 04/01/44 (Call 10/01/43)	593	618,220
5.65%, 12/01/41 (Call 06/01/41)	450	520,920

		13,846,925

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.19%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$30	$30,988
4.63%, 07/02/44 (Call 01/02/44)[b]	300	312,636
4.95%, 07/02/64 (Call 01/02/64)[b]	107	110,674
5.13%, 09/14/45 (Call 03/14/45)	271	302,615
6.00%, 01/15/36	350	417,631
Owens Corning
7.00%, 12/01/36	299	365,237

		1,539,781
CHEMICALS — 1.36%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	83,003
4.90%, 06/01/43 (Call 12/01/42)	350	368,189
5.25%, 01/15/45 (Call 07/15/44)	254	276,062
6.13%, 01/15/41 (Call 07/15/40)	268	315,144
7.13%, 05/23/36[a]	100	127,991
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	150	165,528
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)[a]	575	580,060
4.38%, 11/15/42 (Call 05/15/42)	86	87,760
4.63%, 10/01/44 (Call 04/01/44)[a]	725	763,527
5.25%, 11/15/41 (Call 05/15/41)	400	450,296
7.38%, 11/01/29	250	336,635
9.40%, 05/15/39	400	642,668
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	400	410,016
4.80%, 09/01/42 (Call 03/01/42)	280	290,497
EI du Pont de Nemours & Co.
4.15%, 02/15/43	423	420,944
4.90%, 01/15/41	400	435,784
5.60%, 12/15/36[a]	11	12,905
Lubrizol Corp.
6.50%, 10/01/34	120	155,237
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	500	530,860
5.25%, 07/15/43	200	221,980
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	625	599,756
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	195,000

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	$100	$87,025
3.95%, 04/15/45 (Call 10/15/44)	215	199,047
4.20%, 07/15/34 (Call 01/15/34)	330	331,214
4.40%, 07/15/44 (Call 01/15/44)	550	546,766
4.65%, 11/15/43 (Call 05/15/43)	24	24,692
4.70%, 07/15/64 (Call 01/15/64)	275	264,564
Series 1
5.50%, 07/30/35	50	55,426
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)[a]	208	217,304
5.63%, 11/15/43 (Call 05/15/43)[a]	400	416,884
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	350	386,540
5.88%, 12/01/36	101	113,949
Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	300	282,537
Rohm & Haas Co.
7.85%, 07/15/29[a]	100	138,973
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	321,632
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	75	70,874
Westlake Chemical Corp.
5.00%, 08/15/46 (Call 02/15/46)[a,c]	325	334,006

		11,261,275
COMMERCIAL SERVICES — 0.69%
California Institute of Technology
4.32%, 08/01/45	12	12,756
4.70%, 11/01/11	100	94,736
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	247	242,897
Ecolab Inc.
5.50%, 12/08/41	538	642,953
George Washington University (The)
4.87%, 09/15/45	16	17,306
Series 2016
3.55%, 09/15/46	325	286,023
Johns Hopkins University Series 2013
4.08%, 07/01/53	11	11,199
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,517
4.68%, 07/01/14	450	474,111
5.60%, 07/01/11	450	554,958

Security	Principal (000s)	Value
Moody’s Corp.
5.25%, 07/15/44	$250	$280,440
Northwestern University
3.69%, 12/01/38	450	458,536
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	250	231,055
3.30%, 07/15/56 (Call 01/15/56)	250	229,330
3.62%, 10/01/37	100	99,949
Princeton University
5.70%, 03/01/39	350	462,182
S&P Global Inc.
6.55%, 11/15/37	161	193,145
Tufts University Series 2012
5.02%, 04/15/12	100	106,337
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	9	9,049
University of Southern California
3.03%, 10/01/39	275	249,516
5.25%, 10/01/11	250	293,340
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)	111	122,106
Western Union Co. (The)
6.20%, 11/17/36	175	182,350
6.20%, 06/21/40[a]	75	76,855
William Marsh Rice University
3.57%, 05/15/45	421	406,551

		5,747,197
COMPUTERS — 1.78%
Apple Inc.
3.45%, 02/09/45	1,400	1,261,918
3.85%, 05/04/43	975	940,963
3.85%, 08/04/46 (Call 02/04/46)	745	716,139
4.25%, 02/09/47 (Call 08/09/46)	75	77,035
4.38%, 05/13/45	1,200	1,248,552
4.45%, 05/06/44	600	632,034
4.50%, 02/23/36 (Call 08/23/35)	925	1,005,595
4.65%, 02/23/46 (Call 08/23/45)	1,850	2,010,136
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36 (Call 01/15/36)[c]	650	819,052
8.35%, 07/15/46 (Call 01/15/46)[c]	975	1,265,833

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	$200	$212,026
6.35%, 10/15/45 (Call 04/15/45)	800	836,728
HP Inc.
6.00%, 09/15/41	600	617,382
International Business Machines Corp.
4.00%, 06/20/42	350	351,267
4.70%, 02/19/46[a]	550	608,955
5.60%, 11/30/39	374	459,769
5.88%, 11/29/32	261	330,624
6.22%, 08/01/27	400	499,688
6.50%, 01/15/28	155	198,226
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)	400	374,116
5.75%, 12/01/34 (Call 06/01/34)	325	291,024

		14,757,062
COSMETICS & PERSONAL CARE — 0.28%
Colgate-Palmolive Co.
4.00%, 08/15/45	417	433,271
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	125	127,255
4.38%, 06/15/45 (Call 12/15/44)	250	260,213
6.00%, 05/15/37	150	185,341
Procter & Gamble Co. (The)
5.55%, 03/05/37	1,000	1,314,210

		2,320,290
DISTRIBUTION & WHOLESALE — 0.08%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	250	239,040
4.60%, 06/15/45 (Call 12/15/44)	400	437,260

		676,300
DIVERSIFIED FINANCIAL SERVICES — 1.45%
American Express Co.
4.05%, 12/03/42	525	521,545
AXA Financial Inc.
7.00%, 04/01/28	14	17,522
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)[a]	400	474,584
Credit Suisse USA Inc.
7.13%, 07/15/32	468	630,845
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35[a]	5,500	5,887,145

Security	Principal (000s)	Value
Invesco Finance PLC
5.38%, 11/30/43	$16	$17,976
Jefferies Group LLC
6.25%, 01/15/36	200	210,654
6.45%, 06/08/27	300	336,351
6.50%, 01/20/43	150	159,305
Legg Mason Inc.
5.63%, 01/15/44	250	256,362
MasterCard Inc.
3.80%, 11/21/46 (Call 05/21/46)	215	213,620
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	150	156,525
Series C
8.00%, 03/01/32	271	391,668
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	1,025	1,086,254
4.30%, 12/14/45 (Call 06/14/45)[a]	1,555	1,665,903

		12,026,259
ELECTRIC — 9.61%
AEP Texas Central Co. Series E
6.65%, 02/15/33	200	248,948
AEP Transmission Co. LLC
4.00%, 12/01/46 (Call 06/01/46)[c]	140	140,619
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	384	369,742
3.85%, 12/01/42[a]	50	48,897
4.15%, 08/15/44 (Call 02/15/44)	462	473,005
4.30%, 01/02/46 (Call 07/02/45)	450	472,752
6.00%, 03/01/39	126	158,184
6.13%, 05/15/38	273	343,726
Series 11-C
5.20%, 06/01/41	250	288,690
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)[a]	400	415,136
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	11,367
4.45%, 06/01/45 (Call 12/01/44)	200	211,566
6.38%, 04/01/36	350	434,819
7.00%, 04/01/38	231	314,460
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	275	260,860
4.50%, 04/01/42 (Call 10/01/41)	251	267,410

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.70%, 01/15/44 (Call 07/15/43)	$100	$107,990
5.05%, 09/01/41 (Call 03/01/41)	100	113,649
5.50%, 09/01/35	100	117,390
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	875	916,510
5.15%, 11/15/43 (Call 05/15/43)	400	455,120
5.95%, 05/15/37	350	432,512
6.13%, 04/01/36	2,400	3,023,688
6.50%, 09/15/37	225	294,176
8.48%, 09/15/28	374	545,730
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	150	144,611
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)[a]	425	405,645
4.50%, 04/01/44 (Call 10/01/43)	300	333,345
Cleco Power LLC
6.00%, 12/01/40	350	425,635
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	250	250,115
4.88%, 03/01/44 (Call 09/01/43)	200	216,306
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	400	379,484
3.80%, 10/01/42 (Call 04/01/42)	311	301,751
4.35%, 11/15/45 (Call 05/15/45)	100	105,501
4.60%, 08/15/43 (Call 02/15/43)	233	253,457
4.70%, 01/15/44 (Call 07/15/43)	261	289,151
5.88%, 02/01/33	100	121,658
5.90%, 03/15/36	514	638,959
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	150	154,863
6.35%, 06/01/36	100	128,705
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	725	704,403
3.95%, 03/01/43 (Call 09/01/42)	477	472,531
4.30%, 12/01/56 (Call 06/01/56)	100	101,648
4.45%, 03/15/44 (Call 09/15/43)	450	481,369
4.50%, 12/01/45 (Call 06/01/45)	207	222,295
5.50%, 12/01/39	200	239,784
5.70%, 06/15/40	295	360,953
6.30%, 08/15/37	8	10,391
Series 05-A
5.30%, 03/01/35	100	115,403

Security	Principal (000s)	Value
Series 06-A
5.85%, 03/15/36	$325	$399,493
Series 06-B
6.20%, 06/15/36	461	584,447
Series 06-E
5.70%, 12/01/36	200	238,996
Series 08-B
6.75%, 04/01/38	200	272,618
Series 12-A
4.20%, 03/15/42	8	8,148
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	179,820
3.95%, 05/15/43 (Call 11/15/42)[a]	75	76,349
3.95%, 07/15/47 (Call 01/15/47)	250	255,928
4.10%, 11/15/45 (Call 05/15/45)	150	154,020
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	350	348,257
4.15%, 05/15/45 (Call 11/15/44)	250	259,790
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)[a]	500	522,220
6.30%, 03/15/33	275	331,966
7.00%, 06/15/38	380	490,268
Series B
5.95%, 06/15/35	290	342,829
Series C
4.05%, 09/15/42 (Call 03/15/42)	155	147,031
4.90%, 08/01/41 (Call 02/01/41)	7	7,488
Series F
5.25%, 08/01/33	600	654,900
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	210,263
3.70%, 06/01/46 (Call 12/01/45)	135	131,379
3.95%, 06/15/42 (Call 12/15/41)	100	100,139
4.30%, 07/01/44 (Call 01/01/44)	103	109,263
5.70%, 10/01/37	100	122,524
Series A
4.00%, 04/01/43 (Call 10/01/42)	208	211,451
6.63%, 06/01/36	100	133,764
DTE Energy Co.
6.38%, 04/15/33	135	166,914
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	315	305,559
3.88%, 03/15/46 (Call 09/15/45)	500	496,315

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.00%, 09/30/42 (Call 03/30/42)	$443	$445,884
4.25%, 12/15/41 (Call 06/15/41)	369	384,254
5.30%, 02/15/40[a]	500	600,580
6.00%, 01/15/38	57	72,176
6.05%, 04/15/38	800	1,029,184
6.10%, 06/01/37[a]	500	627,750
6.45%, 10/15/32	86	112,153
Series A
6.00%, 12/01/28	16	19,643
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	1,080	992,174
4.80%, 12/15/45 (Call 06/15/45)	100	107,317
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)[a]	200	182,922
3.85%, 11/15/42 (Call 05/15/42)	280	274,047
5.65%, 04/01/40	100	123,155
6.35%, 09/15/37	100	132,281
6.40%, 06/15/38	200	267,256
Duke Energy Florida Project Finance LLC Series 2026
2.54%, 09/01/31	400	380,480
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	450	432,036
6.12%, 10/15/35	76	92,503
6.35%, 08/15/38	46	60,612
6.45%, 04/01/39	300	400,506
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	500	480,495
4.10%, 05/15/42 (Call 11/15/41)	300	304,548
4.10%, 03/15/43 (Call 09/15/42)	186	189,534
4.15%, 12/01/44 (Call 06/01/44)	300	308,256
4.20%, 08/15/45 (Call 02/15/45)	225	233,912
4.38%, 03/30/44 (Call 09/30/43)	359	379,136
6.30%, 04/01/38	250	326,403
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	250	255,487
6.00%, 05/15/35	304	351,503
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)	600	617,640
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)[a]	150	143,261
3.25%, 04/01/28 (Call 01/01/28)[a]	475	472,464
4.95%, 01/15/45 (Call 01/15/25)	100	102,859

Security	Principal (000s)	Value
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	$300	$287,274
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	555	557,026
4.95%, 06/15/35 (Call 12/15/34)	350	374,958
5.10%, 06/15/45 (Call 12/15/44)	15	16,415
5.63%, 06/15/35	371	424,966
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	600	567,264
6.25%, 10/01/39	500	509,600
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)[a]	200	198,570
4.05%, 06/01/42 (Call 12/01/41)	250	258,592
4.05%, 10/01/44 (Call 04/01/44)	630	654,091
4.13%, 02/01/42 (Call 08/01/41)	356	369,756
4.95%, 06/01/35	200	229,612
5.25%, 02/01/41 (Call 08/01/40)	271	322,677
5.65%, 02/01/37	96	118,354
5.69%, 03/01/40	99	124,737
5.95%, 02/01/38	213	275,192
Georgia Power Co.
4.30%, 03/15/42[a]	439	448,232
4.30%, 03/15/43	21	21,640
5.40%, 06/01/40	200	230,844
5.95%, 02/01/39	114	139,375
Series 07-A
5.65%, 03/01/37	100	116,268
Series 10-C
4.75%, 09/01/40	200	214,058
Hydro-Quebec
9.50%, 11/15/30[a]	200	319,438
Iberdrola International BV
6.75%, 07/15/36	250	314,813
Indiana Michigan Power Co.
6.05%, 03/15/37	5	6,138
Series K
4.55%, 03/15/46 (Call 09/15/45)[a]	500	533,760
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	550	514,563
6.25%, 07/15/39	5	6,408
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	115,110

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	$233	$249,857
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	307	330,866
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	105,174
5.13%, 11/01/40 (Call 05/01/40)	284	331,803
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	150	157,191
4.65%, 11/15/43 (Call 05/15/43)	100	108,639
5.13%, 11/15/40 (Call 05/15/40)	100	114,493
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	500	501,205
4.25%, 05/01/46 (Call 11/01/45)	111	116,457
4.40%, 10/15/44 (Call 04/15/44)	225	241,792
4.80%, 09/15/43 (Call 03/15/43)	200	225,420
5.75%, 11/01/35	11	13,563
6.75%, 12/30/31	11	15,032
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	406	356,289
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	550	647,763
6.65%, 04/01/36	100	133,887
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	600	559,176
3.60%, 05/15/46 (Call 11/15/45)	50	47,445
4.00%, 08/15/45 (Call 02/15/45)	90	90,983
4.13%, 05/15/44 (Call 11/15/43)	7	7,233
4.85%, 08/15/40 (Call 02/15/40)	100	112,076
5.35%, 11/01/39	5	6,033
6.25%, 06/01/36	106	138,372
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	159,710
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	106,662
5.50%, 03/15/40	241	290,099
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	350	336,074
4.55%, 06/01/44[a]	350	351,722
5.25%, 09/01/50	25	27,237
5.38%, 11/01/40	150	169,968
5.95%, 11/01/39	5	5,989

Security	Principal (000s)	Value
Ohio Edison Co.
6.88%, 07/15/36	$200	$257,264
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	300	292,830
4.55%, 03/15/44 (Call 09/15/43)	100	105,248
5.25%, 05/15/41 (Call 11/15/40)	150	170,277
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	150	160,951
5.25%, 09/30/40	305	360,318
5.30%, 06/01/42 (Call 12/01/41)	350	417,694
7.25%, 01/15/33	411	573,176
7.50%, 09/01/38	100	144,467
Pacific Gas & Electric Co.
4.25%, 03/15/46 (Call 09/15/45)	11	11,262
4.30%, 03/15/45 (Call 09/15/44)	107	110,919
4.45%, 04/15/42 (Call 10/15/41)	800	847,792
4.50%, 12/15/41 (Call 06/15/41)[a]	150	158,949
4.60%, 06/15/43 (Call 12/15/42)	13	14,035
4.75%, 02/15/44 (Call 08/15/43)	232	256,439
5.13%, 11/15/43 (Call 05/15/43)	300	348,180
5.40%, 01/15/40	271	322,116
5.80%, 03/01/37	16	19,824
6.05%, 03/01/34	2,250	2,839,658
6.25%, 03/01/39	261	339,945
6.35%, 02/15/38	71	92,484
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	245	248,548
6.00%, 01/15/39	300	386,187
6.10%, 08/01/36	105	134,377
6.25%, 10/15/37[a]	121	159,084
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	260,516
5.95%, 10/01/36	111	138,696
Pennsylvania Electric Co.
6.15%, 10/01/38	100	116,551
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	66	67,859
6.50%, 11/15/37	175	233,555
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	400	409,796
5.00%, 03/15/44 (Call 09/15/43)	300	322,686
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	200	232,194
6.25%, 05/15/39	61	79,315

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Progress Energy Inc.
7.75%, 03/01/31	$34	$47,506
PSEG Power LLC
8.63%, 04/15/31	500	618,990
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	250	230,900
3.60%, 09/15/42 (Call 03/15/42)	246	234,069
4.30%, 03/15/44 (Call 09/15/43)	411	432,388
6.25%, 09/01/37	60	78,245
6.50%, 08/01/38	100	133,976
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	72,215
3.80%, 03/01/46 (Call 09/01/45)	200	198,178
3.95%, 05/01/42 (Call 11/01/41)	270	273,661
4.05%, 05/01/45 (Call 11/01/44)	100	101,273
5.38%, 11/01/39	100	118,313
5.50%, 03/01/40	107	128,853
5.80%, 05/01/37	216	268,194
Series I
4.00%, 06/01/44 (Call 12/01/43)[a]	100	100,470
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)[a]	111	116,509
4.43%, 11/15/41 (Call 05/15/41)	100	104,817
5.48%, 06/01/35	250	293,083
5.64%, 04/15/41 (Call 10/15/40)	235	281,462
5.76%, 10/01/39	200	244,232
5.76%, 07/15/40	100	122,680
5.80%, 03/15/40	56	68,124
6.27%, 03/15/37	5	6,251
6.72%, 06/15/36	100	134,476
7.02%, 12/01/27	100	130,049
San Diego Gas & Electric Co.
3.95%, 11/15/41	70	69,688
4.30%, 04/01/42 (Call 10/01/41)	100	105,495
4.50%, 08/15/40	100	109,348
5.35%, 05/15/35	100	118,991
5.35%, 05/15/40	75	89,211
6.00%, 06/01/39	150	193,486
6.13%, 09/15/37	100	130,011
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)[a]	300	299,271
4.35%, 02/01/42 (Call 08/01/41)[a]	144	147,897
4.50%, 06/01/64 (Call 12/01/63)	286	281,747

Security	Principal (000s)	Value
4.60%, 06/15/43 (Call 12/15/42)	$116	$123,617
5.10%, 06/01/65 (Call 12/01/64)	150	164,068
5.30%, 05/15/33	5	5,723
5.45%, 02/01/41 (Call 08/01/40)[a]	420	490,896
6.05%, 01/15/38	248	308,973
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	2	1,708
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	75	74,468
4.05%, 03/15/42 (Call 09/15/41)[a]	50	50,986
4.50%, 09/01/40 (Call 03/01/40)[a]	23	24,896
4.65%, 10/01/43 (Call 04/01/43)	311	348,578
5.50%, 03/15/40	217	265,159
5.63%, 02/01/36	75	91,094
5.75%, 04/01/35	105	129,062
6.00%, 01/15/34	266	331,835
6.05%, 03/15/39	150	196,575
6.65%, 04/01/29	321	401,083
Series 05-E
5.35%, 07/15/35	584	687,146
Series 06-E
5.55%, 01/15/37	130	157,069
Series 08-A
5.95%, 02/01/38	400	509,620
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	205	203,698
Series C
3.60%, 02/01/45 (Call 08/01/44)	200	190,300
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)[a]	600	604,560
4.40%, 07/01/46 (Call 01/01/46)	775	770,691
Southern Power Co.
5.15%, 09/15/41	200	205,224
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	450	429,606
6.20%, 03/15/40	140	173,501
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	226,737
4.50%, 08/15/41 (Call 02/15/41)	100	108,342
6.00%, 10/01/36	250	302,752
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	300	293,694
4.35%, 05/15/44 (Call 11/15/43)	410	414,161

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Toledo Edison Co. (The)
6.15%, 05/15/37	$200	$244,258
TransAlta Corp.
6.50%, 03/15/40	100	92,625
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	150	145,371
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	400	401,448
8.45%, 03/15/39	111	174,899
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	116	115,854
4.20%, 05/15/45 (Call 11/15/44)[a]	7	7,223
4.45%, 02/15/44 (Call 08/15/43)	120	128,128
8.88%, 11/15/38	550	899,046
Series A
6.00%, 05/15/37	284	356,139
Series B
6.00%, 01/15/36	250	309,348
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	23,015
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	105	106,188
4.13%, 03/01/42 (Call 09/01/41)	347	352,410
4.25%, 12/01/45 (Call 06/01/45)	300	310,008
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	100	94,661
4.25%, 06/01/44 (Call 12/01/43)	100	102,684
4.30%, 12/15/45 (Call 06/15/45)	550	577,918
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	100	100,289
6.38%, 08/15/37	140	183,476
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)[a]	205	229,032
Xcel Energy Inc.
6.50%, 07/01/36	50	63,400

		79,837,893
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	100	123,491

		123,491

Security	Principal (000s)	Value
ELECTRONICS — 0.31%
Corning Inc.
4.75%, 03/15/42	$272	$273,047
5.75%, 08/15/40	200	224,954
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)[a,c]	225	224,685
Honeywell International Inc.
5.38%, 03/01/41	200	244,826
5.70%, 03/15/36	11	13,523
5.70%, 03/15/37	600	741,312
Koninklijke Philips NV
5.00%, 03/15/42	519	549,860
Tyco Electronics Group SA
7.13%, 10/01/37	236	311,187

		2,583,394
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	273,235

		273,235
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	550	555,434
4.10%, 03/01/45 (Call 09/01/44)	183	185,893
6.13%, 11/30/39	75	95,763
7.00%, 07/15/28	18	23,128

		860,218
FOOD — 1.58%
Ahold Finance USA LLC
6.88%, 05/01/29	11	13,737
Campbell Soup Co.
3.80%, 08/02/42	6	5,507
Conagra Brands Inc.
7.00%, 10/01/28	150	185,979
8.25%, 09/15/30	200	270,826
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	4,885
5.40%, 06/15/40	506	579,006
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	250	225,750
JM Smucker Co. (The)
4.25%, 03/15/35	850	868,080
4.38%, 03/15/45	50	50,511

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Kellogg Co.
4.50%, 04/01/46	$300	$298,107
Series B
7.45%, 04/01/31	400	522,204
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	500	570,495
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,500	1,416,315
5.00%, 07/15/35 (Call 01/15/35)	325	341,578
5.00%, 06/04/42	1,150	1,178,405
5.20%, 07/15/45 (Call 01/15/45)	600	633,084
6.50%, 02/09/40	456	556,740
6.88%, 01/26/39	521	657,710
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)[a]	300	274,905
4.45%, 02/01/47 (Call 08/01/46)	500	496,430
5.00%, 04/15/42 (Call 10/15/41)	100	106,266
5.15%, 08/01/43 (Call 02/01/43)	250	272,705
5.40%, 07/15/40 (Call 01/15/40)	225	250,535
6.90%, 04/15/38	200	263,272
7.50%, 04/01/31	250	339,612
Mondelez International Inc.
6.50%, 02/09/40[a]	222	276,177
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	450	455,423
4.85%, 10/01/45 (Call 04/01/45)	100	106,309
5.38%, 09/21/35	400	447,880
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	250	258,125
5.15%, 08/15/44 (Call 02/15/44)	305	322,537
Unilever Capital Corp.
5.90%, 11/15/32	650	835,614

		13,084,709
FOREST PRODUCTS & PAPER — 0.43%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	100	106,457
Georgia-Pacific LLC
7.75%, 11/15/29	600	816,030
8.88%, 05/15/31	14	21,245
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	500	473,355
4.40%, 08/15/47 (Call 02/15/47)	400	387,436
4.80%, 06/15/44 (Call 12/15/43)	400	408,340

Security	Principal (000s)	Value
5.00%, 09/15/35 (Call 03/15/35)	$50	$53,611
5.15%, 05/15/46 (Call 11/15/45)[a]	190	203,252
6.00%, 11/15/41 (Call 05/15/41)	600	695,730
7.30%, 11/15/39	240	315,118
8.70%, 06/15/38[a]	75	108,554

		3,589,128
GAS — 0.78%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	613	621,748
4.15%, 01/15/43 (Call 07/15/42)	100	102,400
5.50%, 06/15/41 (Call 12/15/40)	5	5,949
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	100	118,381
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)[a]	350	359,275
4.80%, 11/01/43 (Call 05/01/43)	115	121,435
KeySpan Corp.
5.80%, 04/01/35	150	170,133
8.00%, 11/15/30	100	133,105
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	615	658,142
5.25%, 02/15/43 (Call 08/15/42)	225	253,283
5.65%, 02/01/45 (Call 08/01/44)	6	7,247
5.80%, 02/01/42 (Call 08/01/41)[a]	150	176,747
5.95%, 06/15/41 (Call 12/15/40)	256	308,733
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	354	382,044
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	100	99,836
4.65%, 08/01/43 (Call 02/01/43)	153	158,557
Sempra Energy
6.00%, 10/15/39	825	1,010,749
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	4,910
Series KK
5.75%, 11/15/35	200	243,394
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	450	424,854
4.40%, 06/01/43 (Call 12/01/42)	6	6,002
5.88%, 03/15/41 (Call 09/15/40)	493	590,614
6.00%, 10/01/34	95	110,745
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	365	344,888

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Washington Gas Light Co. Series K
3.80%, 09/15/46 (Call 03/15/46)	$100	$94,550

		6,507,721
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
5.20%, 09/01/40	200	220,538

		220,538
HEALTH CARE — PRODUCTS — 1.47%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,050	1,081,941
4.90%, 11/30/46 (Call 05/30/46)	1,200	1,245,528
5.30%, 05/27/40	500	533,505
6.00%, 04/01/39	450	526,095
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	635	552,482
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	450	477,850
4.88%, 05/15/44 (Call 11/15/43)	75	79,523
5.00%, 11/12/40	200	217,850
Boston Scientific Corp.
7.00%, 11/15/35	150	183,819
7.38%, 01/15/40	200	251,752
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	350	375,308
Medtronic Inc.
4.38%, 03/15/35[a]	1,700	1,802,085
4.50%, 03/15/42 (Call 09/15/41)	86	90,707
4.63%, 03/15/44 (Call 09/15/43)	450	485,469
4.63%, 03/15/45	1,900	2,056,427
5.55%, 03/15/40	291	344,998
6.50%, 03/15/39	100	131,183
St. Jude Medical LLC
4.75%, 04/15/43 (Call 10/15/42)	420	415,418
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	250	240,748
4.38%, 05/15/44 (Call 11/15/43)	135	135,863
4.63%, 03/15/46 (Call 09/15/45)	500	525,120
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)[a]	208	236,506
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	80	76,013
5.75%, 11/30/39	150	170,758

		12,236,948

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 2.07%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)[a]	$200	$196,558
4.25%, 06/15/36 (Call 03/16/17)	850	859,061
4.38%, 06/15/46 (Call 03/16/17)[a]	1,425	1,440,533
4.50%, 05/15/42 (Call 11/15/41)	250	259,133
4.75%, 03/15/44 (Call 09/15/43)	225	242,773
6.63%, 06/15/36	200	260,014
6.75%, 12/15/37	185	245,530
Anthem Inc.
4.63%, 05/15/42	460	472,889
4.65%, 01/15/43	700	723,604
4.65%, 08/15/44 (Call 02/15/44)[a]	200	207,144
4.85%, 08/15/54 (Call 02/15/54)	100	104,109
5.10%, 01/15/44	225	246,728
5.85%, 01/15/36	21	24,350
5.95%, 12/15/34	382	444,644
6.38%, 06/15/37	300	369,039
Ascension Health
3.95%, 11/15/46	508	504,983
4.85%, 11/15/53	11	12,068
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	236,730
4.19%, 11/15/45 (Call 05/15/45)	16	15,944
Catholic Health Initiatives
4.35%, 11/01/42	450	403,947
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	247	284,677
5.88%, 03/15/41 (Call 09/15/40)	403	482,810
6.15%, 11/15/36	100	119,797
7.88%, 05/15/27	11	14,632
Dignity Health
4.50%, 11/01/42	100	92,005
5.27%, 11/01/64	196	195,053
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	400	407,812
4.95%, 10/01/44 (Call 04/01/44)	100	106,799
8.15%, 06/15/38	50	70,249
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46	60	59,090
Kaiser Foundation Hospitals
4.88%, 04/01/42	334	376,669

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	$398	$390,868
Mayo Clinic Series 2013
4.00%, 11/15/47	11	10,832
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	522	519,416
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	20,646
4.06%, 08/01/56	350	329,875
4.76%, 08/01/16	75	71,828
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	500	464,910
Providence St Joseph Health Obligated Group Series I
3.74%, 10/01/47	250	232,528
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	22	22,169
Texas Health Resources
4.33%, 11/15/55	9	9,196
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	6,932
4.20%, 01/15/47 (Call 07/15/46)	200	206,600
4.25%, 03/15/43 (Call 09/15/42)	300	309,570
4.38%, 03/15/42 (Call 09/15/41)	500	522,440
4.63%, 07/15/35	255	281,693
4.63%, 11/15/41 (Call 05/15/41)	180	194,650
4.75%, 07/15/45	800	899,920
5.70%, 10/15/40 (Call 04/15/40)[a]	350	429,709
5.80%, 03/15/36	625	770,763
5.95%, 02/15/41 (Call 08/15/40)	386	493,470
6.50%, 06/15/37	100	133,132
6.63%, 11/15/37[a]	111	149,628
6.88%, 02/15/38	900	1,242,450

		17,192,599
HOLDING COMPANIES – DIVERSIFIED — 0.02%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	50	69,045
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)[a]	75	74,156

		143,201

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	$300	$301,908

		301,908
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	400	354,944
5.30%, 03/01/41	6	7,257
6.63%, 08/01/37	375	516,581

		878,782
HOUSEWARES — 0.16%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	350	398,583
5.50%, 04/01/46 (Call 10/01/45)	825	965,374

		1,363,957
INSURANCE — 3.28%
ACE Capital Trust II
9.70%, 04/01/30	100	148,417
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	250	239,560
6.45%, 08/15/40	79	103,141
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	200	203,794
Allstate Corp. (The)
4.50%, 06/15/43	900	960,498
5.35%, 06/01/33	68	77,846
5.55%, 05/09/35	326	391,754
5.95%, 04/01/36	50	61,262
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,200	1,119,024
4.38%, 01/15/55 (Call 07/15/54)	250	228,310
4.50%, 07/16/44 (Call 01/16/44)	1,000	978,880
4.70%, 07/10/35 (Call 01/10/35)	600	615,114
4.80%, 07/10/45 (Call 01/10/45)	186	190,518
6.25%, 05/01/36	532	641,108
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)[a]	100	95,966
4.60%, 06/14/44 (Call 03/14/44)	200	198,416
4.75%, 05/15/45 (Call 11/15/44)	246	250,155
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	525	565,514
Assurant Inc.
6.75%, 02/15/34	200	241,810

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
AXA SA
8.60%, 12/15/30	$700	$963,760
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	118	123,220
4.40%, 05/15/42	504	532,889
5.75%, 01/15/40	280	350,160
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	500	541,040
Chubb Corp. (The)
6.00%, 05/11/37	485	619,558
Chubb INA Holdings Inc.
4.15%, 03/13/43	400	410,872
4.35%, 11/03/45 (Call 05/03/45)	1,150	1,228,004
Cincinnati Financial Corp.
6.92%, 05/15/28	11	13,868
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	245,450
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	200	203,628
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[a]	14	13,254
5.95%, 10/15/36	200	228,326
6.10%, 10/01/41	300	357,831
6.63%, 03/30/40	100	125,304
Lincoln National Corp.
6.15%, 04/07/36	175	206,841
6.30%, 10/09/37	16	19,135
7.00%, 06/15/40	300	388,302
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	250	241,820
6.00%, 02/01/35	150	179,564
Manulife Financial Corp.
5.38%, 03/04/46	400	469,648
Markel Corp.
5.00%, 04/05/46	250	257,647
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	205	245,022
MetLife Inc.
4.05%, 03/01/45[a]	605	589,010
4.13%, 08/13/42	348	344,343
4.60%, 05/13/46 (Call 11/13/45)[a]	550	583,687
4.72%, 12/15/44	500	538,255
4.88%, 11/13/43	489	534,374

Security	Principal (000s)	Value
5.70%, 06/15/35[a]	$461	$558,488
6.40%, 12/15/66 (Call 12/15/31)	670	740,712
6.50%, 12/15/32	458	588,081
10.75%, 08/01/69 (Call 08/01/34)[a]	16	24,914
Principal Financial Group Inc.
4.35%, 05/15/43	500	505,825
4.63%, 09/15/42	5	5,219
6.05%, 10/15/36	166	202,478
Progressive Corp. (The)
3.70%, 01/26/45	200	190,932
4.35%, 04/25/44	136	143,642
6.25%, 12/01/32	100	127,233
Protective Life Corp.
8.45%, 10/15/39	150	210,026
Prudential Financial Inc.
4.60%, 05/15/44	450	476,123
5.10%, 08/15/43	11	12,288
5.40%, 06/13/35	445	505,974
5.63%, 05/12/41	13	15,419
5.70%, 12/14/36	300	353,376
5.80%, 11/16/41	150	181,987
5.90%, 03/17/36	50	59,591
6.20%, 11/15/40	275	344,704
6.63%, 06/21/40	5	6,559
Series B
5.75%, 07/15/33[a]	8	9,412
Series D
6.63%, 12/01/37	500	653,040
Transatlantic Holdings Inc.
8.00%, 11/30/39	150	194,891
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	600	577,896
4.30%, 08/25/45 (Call 02/25/45)	175	183,913
4.60%, 08/01/43	66	72,358
5.35%, 11/01/40	200	239,950
6.25%, 06/15/37	500	651,120
6.75%, 06/20/36	50	67,653
Travelers Property Casualty Corp.
6.38%, 03/15/33	110	140,756
Unum Group
5.75%, 08/15/42	250	277,165
Validus Holdings Ltd.
8.88%, 01/26/40	60	84,005

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Voya Financial Inc.
4.80%, 06/15/46	$100	$99,257
5.70%, 07/15/43	200	224,698
WR Berkley Corp.
4.75%, 08/01/44	50	49,555
6.25%, 02/15/37	100	117,161
XLIT Ltd.
5.50%, 03/31/45	400	397,660
6.25%, 05/15/27	86	100,697

		27,260,657
INTERNET — 0.25%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a]	400	415,696
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	600	675,594
4.95%, 12/05/44 (Call 06/05/44)[a]	650	754,819
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)[a]	300	258,510

		2,104,619
IRON & STEEL — 0.48%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	314	364,158
6.40%, 12/01/37	286	369,126
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	50	53,821
Vale Overseas Ltd.
6.88%, 11/21/36	900	985,500
6.88%, 11/10/39	1,225	1,339,844
8.25%, 01/17/34	255	304,725
Vale SA
5.63%, 09/11/42[a]	560	541,100

		3,958,274
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)[a]	150	151,272

		151,272
LODGING — 0.01%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)[a]	50	50,942

		50,942
MACHINERY — 0.47%
Caterpillar Inc.
3.80%, 08/15/42[a]	900	879,606
4.30%, 05/15/44 (Call 11/15/43)[a]	236	248,872

Security	Principal (000s)	Value
4.75%, 05/15/64 (Call 11/15/63)[a]	$203	$221,278
5.20%, 05/27/41	400	468,592
5.30%, 09/15/35	11	12,774
6.05%, 08/15/36	111	139,763
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)[a]	150	169,083
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	650	665,132
5.38%, 10/16/29	405	489,657
7.13%, 03/03/31	111	151,456
8.10%, 05/15/30	50	72,178
Rockwell Automation Inc.
6.70%, 01/15/28	100	128,688
Xylem Inc./NY
4.38%, 11/01/46 (Call 05/01/46)	250	251,168

		3,898,247
MANUFACTURING — 1.44%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	350	314,118
3.88%, 06/15/44	150	150,861
5.70%, 03/15/37	201	252,924
6.38%, 02/15/28	140	181,129
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	365	432,127
Eaton Corp.
4.00%, 11/02/32	825	838,918
4.15%, 11/02/42	100	99,832
General Electric Co.
4.13%, 10/09/42	500	517,900
4.50%, 03/11/44	975	1,063,247
5.88%, 01/14/38	1,300	1,666,184
6.15%, 08/07/37	900	1,182,042
6.88%, 01/10/39	800	1,145,624
Series A
6.75%, 03/15/32[a]	1,500	2,044,455
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	450	459,967
4.88%, 09/15/41 (Call 03/15/41)	350	397,233
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	236	284,510
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	150	156,486

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	$250	$257,855
4.45%, 11/21/44 (Call 05/21/44)	328	350,639
Series A
6.25%, 05/15/38	100	128,084

		11,924,135
MEDIA — 4.80%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	350	355,197
4.95%, 10/15/45 (Call 04/15/45)	400	419,504
5.40%, 10/01/43	456	503,182
6.15%, 03/01/37	400	477,360
6.15%, 02/15/41	300	360,606
6.20%, 12/15/34	600	718,218
6.40%, 12/15/35	302	368,588
6.55%, 03/15/33	490	599,015
6.65%, 11/15/37	655	820,813
6.90%, 08/15/39	11	14,096
7.75%, 12/01/45	350	491,207
7.85%, 03/01/39	350	477,421
8.15%, 10/17/36	100	138,974
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	200	197,944
4.85%, 07/01/42 (Call 01/01/42)	250	254,155
4.90%, 08/15/44 (Call 02/15/44)[a]	275	281,652
5.50%, 05/15/33	204	219,990
5.90%, 10/15/40 (Call 04/15/40)	211	242,599
7.88%, 07/30/30	350	474,232
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)	975	1,112,719
6.48%, 10/23/45 (Call 04/23/45)	1,500	1,740,000
6.83%, 10/23/55 (Call 04/23/55)	250	293,125
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	535	477,814
3.30%, 02/01/27 (Call 11/01/26)	400	398,044
3.40%, 07/15/46 (Call 01/15/46)[a]	865	747,542
4.20%, 08/15/34 (Call 02/15/34)	900	923,040
4.25%, 01/15/33	942	973,689
4.40%, 08/15/35 (Call 02/15/35)	850	887,171
4.50%, 01/15/43	400	408,940
4.60%, 08/15/45 (Call 02/15/45)	800	833,384

Security	Principal (000s)	Value
4.65%, 07/15/42	$800	$833,536
4.75%, 03/01/44	800	852,816
5.65%, 06/15/35	111	131,633
6.40%, 05/15/38	206	264,300
6.40%, 03/01/40	216	278,761
6.45%, 03/15/37	200	256,418
6.50%, 11/15/35	511	656,758
6.55%, 07/01/39	264	343,385
6.95%, 08/15/37	500	675,250
7.05%, 03/15/33	161	214,774
Discovery Communications LLC
4.88%, 04/01/43	150	136,728
4.95%, 05/15/42	175	159,280
6.35%, 06/01/40	600	640,572
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)[a]	400	363,768
6.13%, 01/31/46 (Call 07/31/45)	400	421,080
6.63%, 01/15/40	350	380,415
Historic TW Inc.
6.63%, 05/15/29	800	980,520
NBCUniversal Media LLC
4.45%, 01/15/43	750	762,637
5.95%, 04/01/41	525	640,663
6.40%, 04/30/40	750	966,330
TCI Communications Inc.
7.13%, 02/15/28	400	526,468
Thomson Reuters Corp.
5.50%, 08/15/35	150	163,849
5.65%, 11/23/43 (Call 05/23/43)	186	205,748
5.85%, 04/15/40	350	384,514
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	450	411,187
5.50%, 09/01/41 (Call 03/01/41)	400	413,000
5.88%, 11/15/40 (Call 05/15/40)	700	757,750
6.55%, 05/01/37	300	346,500
6.75%, 06/15/39	750	889,687
7.30%, 07/01/38	900	1,121,625
Time Warner Companies Inc.
6.95%, 01/15/28	21	26,262
Time Warner Entertainment Co. LP
8.38%, 07/15/33	600	801,000
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	750	719,077
4.85%, 07/15/45 (Call 01/15/45)[a]	700	692,846

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.90%, 06/15/42	$268	$266,028
5.35%, 12/15/43	400	419,500
5.38%, 10/15/41[a]	250	264,425
6.10%, 07/15/40	175	200,823
6.20%, 03/15/40	164	190,197
6.25%, 03/29/41	200	233,484
6.50%, 11/15/36	300	358,914
7.63%, 04/15/31	250	337,728
Viacom Inc.
4.38%, 03/15/43	600	526,242
4.85%, 12/15/34 (Call 06/15/34)	290	279,978
5.25%, 04/01/44 (Call 10/01/43)	275	270,795
5.85%, 09/01/43 (Call 03/01/43)	500	529,985
6.88%, 04/30/36	600	674,508
Walt Disney Co. (The)
3.00%, 07/30/46	125	106,793
3.70%, 12/01/42	275	265,873
4.13%, 06/01/44	350	363,202
4.38%, 08/16/41	250	267,337
7.00%, 03/01/32	300	411,549
Series E
4.13%, 12/01/41	300	310,068

		39,906,787
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	164,338
4.20%, 06/15/35 (Call 12/15/34)	250	260,670
4.38%, 06/15/45 (Call 12/15/44)	11	11,679
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	75	70,820
5.25%, 10/01/54 (Call 04/01/54)	75	67,128

		574,635
MINING — 1.22%
Barrick Gold Corp.
5.25%, 04/01/42[a]	350	385,900
Barrick North America Finance LLC
5.70%, 05/30/41	400	459,580
5.75%, 05/01/43[a]	230	270,565
7.50%, 09/15/38	100	125,966
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	550	633,270
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	600	611,034
5.00%, 09/30/43	1,003	1,152,527

Security	Principal (000s)	Value
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	$161	$174,923
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	315	323,250
5.88%, 04/01/35	251	282,229
6.25%, 10/01/39	600	712,944
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	12,061
6.13%, 12/15/33	11	12,547
7.25%, 03/15/31	275	335,533
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[a]	1,000	1,158,930
7.13%, 07/15/28	292	384,637
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	556	561,916
4.75%, 03/22/42 (Call 09/22/41)[a]	155	171,494
Southern Copper Corp.
5.25%, 11/08/42	600	590,406
5.88%, 04/23/45	800	846,696
6.75%, 04/16/40	400	453,276
7.50%, 07/27/35	300	364,176
Vale Canada Ltd.
7.20%, 09/15/32	100	107,125

		10,130,985
OFFICE & BUSINESS EQUIPMENT — 0.02%
Xerox Corp.
6.75%, 12/15/39	200	205,168

		205,168
OIL & GAS — 6.74%
Anadarko Finance Co.
7.50%, 05/01/31	475	609,738
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	312,718
6.20%, 03/15/40	525	612,974
6.45%, 09/15/36	825	997,821
6.60%, 03/15/46 (Call 09/15/45)[a]	550	688,886
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	217,933
4.75%, 04/15/43 (Call 10/15/42)	930	956,049
5.10%, 09/01/40 (Call 03/01/40)	850	902,912
6.00%, 01/15/37	600	697,674
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)[a]	500	507,100

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Burlington Resources Finance Co.
7.20%, 08/15/31	$350	$457,734
7.40%, 12/01/31	300	396,726
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	167,123
6.25%, 03/15/38[a]	750	875,393
6.45%, 06/30/33	200	229,884
7.20%, 01/15/32	300	365,094
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	800	860,240
Conoco Funding Co.
7.25%, 10/15/31	300	396,639
ConocoPhillips
5.90%, 10/15/32	13	15,327
6.50%, 02/01/39[a]	850	1,075,080
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	350	412,828
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	413,689
4.30%, 11/15/44 (Call 05/15/44)	725	717,460
5.95%, 03/15/46 (Call 09/15/45)	175	215,646
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,150	1,478,797
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,225	1,203,562
5.00%, 06/15/45 (Call 12/15/44)	350	355,250
5.60%, 07/15/41 (Call 01/15/41)	375	402,187
7.95%, 04/15/32	80	104,500
Ecopetrol SA
5.88%, 05/28/45	800	723,720
7.38%, 09/18/43	550	587,290
Encana Corp.
6.50%, 08/15/34	850	971,125
6.50%, 02/01/38	550	629,062
Eni USA Inc.
7.30%, 11/15/27	205	253,605
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	300	291,765
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	250	237,865
4.11%, 03/01/46 (Call 09/01/45)[a]	1,750	1,820,560
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	600	600,000
5.60%, 02/15/41	500	513,125

Security	Principal (000s)	Value
5.80%, 04/01/47 (Call 10/01/46)[a]	$550	$585,062
6.00%, 01/15/40	200	211,500
7.13%, 03/15/33	225	262,406
7.30%, 08/15/31	500	588,125
Kerr-McGee Corp.
7.88%, 09/15/31	14	18,205
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	350	351,312
6.60%, 10/01/37	530	613,475
6.80%, 03/15/32	26	30,388
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	450	420,980
5.00%, 09/15/54 (Call 03/15/54)	200	176,956
6.50%, 03/01/41 (Call 09/01/40)	525	593,450
Nexen Energy ULC
6.40%, 05/15/37	860	1,062,375
7.50%, 07/30/39	400	558,436
7.88%, 03/15/32	160	219,002
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	500	528,760
6.00%, 03/01/41 (Call 09/01/40)	700	802,011
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	500	491,035
4.40%, 04/15/46 (Call 10/15/45)	725	742,777
4.63%, 06/15/45 (Call 12/15/44)	200	211,090
Petro-Canada
5.35%, 07/15/33	125	139,619
5.95%, 05/15/35	11	13,078
6.80%, 05/15/38	800	1,045,312
Petroleos Mexicanos
5.50%, 06/27/44	1,150	990,541
5.63%, 01/23/46	1,450	1,256,744
6.38%, 01/23/45	1,400	1,327,914
6.50%, 06/02/41	1,300	1,261,910
6.63%, 06/15/35	1,755	1,766,829
6.63%, 06/15/38	300	298,833
6.75%, 09/21/47	1,892	1,881,594
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	450	465,021
4.88%, 11/15/44 (Call 05/15/44)	1,200	1,249,752
5.88%, 05/01/42	215	252,730
Shell International Finance BV
3.75%, 09/12/46[a]	500	468,215
4.00%, 05/10/46	1,300	1,267,110

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.13%, 05/11/35	$565	$580,470
4.38%, 05/11/45	1,625	1,676,659
4.55%, 08/12/43	1,350	1,424,210
5.50%, 03/25/40	346	411,958
6.38%, 12/15/38	956	1,250,381
Statoil ASA
3.95%, 05/15/43	700	691,187
4.25%, 11/23/41	150	153,837
4.80%, 11/08/43	450	502,150
5.10%, 08/17/40	230	262,816
6.50%, 12/01/28[c]	100	129,205
Suncor Energy Inc.
5.95%, 12/01/34	150	178,838
6.50%, 06/15/38	400	511,476
6.85%, 06/01/39	600	793,686
Tosco Corp.
8.13%, 02/15/30	61	84,731
Valero Energy Corp.
4.90%, 03/15/45[a]	450	455,666
6.63%, 06/15/37[a]	1,000	1,202,200
7.50%, 04/15/32	200	254,894

		55,991,992
OIL & GAS SERVICES — 0.50%
Baker Hughes Inc.
5.13%, 09/15/40	490	549,025
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	350	350,462
4.75%, 08/01/43 (Call 02/01/43)	735	765,907
4.85%, 11/15/35 (Call 05/15/35)	600	643,824
5.00%, 11/15/45 (Call 05/15/45)	565	613,466
6.70%, 09/15/38	21	26,467
7.45%, 09/15/39	550	744,705
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	600	495,222

		4,189,078
PACKAGING & CONTAINERS — 0.09%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	253	287,175
WestRock MWV LLC
7.95%, 02/15/31	11	14,749
8.20%, 01/15/30	355	476,772

		778,696

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.60%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	$1,025	$998,381
4.40%, 11/06/42	1,175	1,126,954
4.45%, 05/14/46 (Call 11/14/45)	750	725,872
4.50%, 05/14/35 (Call 11/14/34)	1,250	1,249,750
4.70%, 05/14/45 (Call 11/14/44)	1,000	1,001,700
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,880	1,893,442
4.75%, 03/15/45 (Call 09/15/44)	1,030	1,044,183
4.85%, 06/15/44 (Call 12/15/43)	475	484,699
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	300	297,834
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)[a]	336	329,058
AstraZeneca PLC
4.00%, 09/18/42	450	438,476
4.38%, 11/16/45	550	566,131
6.45%, 09/15/37	1,200	1,571,412
Bristol-Myers Squibb Co.
3.25%, 08/01/42	49	43,415
4.50%, 03/01/44 (Call 09/01/43)	330	354,595
5.88%, 11/15/36	450	564,228
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	200	199,268
4.60%, 03/15/43	475	477,631
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	400	383,656
5.50%, 03/15/27	400	480,556
5.55%, 03/15/37	166	202,118
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	600	569,670
4.80%, 07/15/46 (Call 01/15/46)[a]	725	705,447
6.13%, 11/15/41	350	400,176
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	5	5,188
5.38%, 04/15/34	200	234,424
6.38%, 05/15/38	1,400	1,851,094
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	800	800,872
3.70%, 03/01/46 (Call 09/01/45)	1,250	1,240,350
4.38%, 12/05/33 (Call 06/05/33)	500	553,675
4.50%, 09/01/40	450	500,548

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.50%, 12/05/43 (Call 06/05/43)	$300	$336,519
4.85%, 05/15/41	11	12,844
4.95%, 05/15/33	261	305,566
5.85%, 07/15/38	213	279,518
5.95%, 08/15/37	200	263,352
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	550	568,299
6.00%, 03/01/41 (Call 09/01/40)	105	122,611
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	153	159,454
5.90%, 11/01/39	300	355,365
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)[a]	11	10,435
3.70%, 02/10/45 (Call 08/10/44)[a]	1,050	1,013,596
4.15%, 05/18/43	700	722,841
6.50%, 12/01/33	200	262,740
6.55%, 09/15/37	150	202,182
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	500	615,665
5.85%, 06/30/39	11	13,845
5.95%, 12/01/28[a]	350	431,378
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	200	202,424
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)[a]	650	650,448
Novartis Capital Corp.
3.70%, 09/21/42	125	121,014
4.00%, 11/20/45 (Call 05/20/45)	900	917,010
4.40%, 05/06/44	800	868,048
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	252,608
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	221	214,755
Pfizer Inc.
4.13%, 12/15/46	430	437,710
4.30%, 06/15/43	371	386,716
4.40%, 05/15/44	806	852,732
5.60%, 09/15/40	100	122,666
7.20%, 03/15/39	1,500	2,165,295
Pharmacia LLC
6.60%, 12/01/28	900	1,168,137
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	400	449,216

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46[a]	$1,000	$870,480
Wyeth LLC
5.95%, 04/01/37	800	1,003,536
6.00%, 02/15/36	21	26,201
6.50%, 02/01/34	43	55,844
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	490	497,350

		38,233,203
PIPELINES — 3.68%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	380	389,139
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	104,700
5.85%, 11/15/43 (Call 05/15/43)	250	265,158
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	175	207,356
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	116,094
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	202,406
Series B
7.50%, 04/15/38	300	366,237
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	188,804
5.50%, 12/01/46 (Call 05/29/46)	250	270,112
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	220	213,532
5.15%, 02/01/43 (Call 08/01/42)	255	245,848
5.15%, 03/15/45 (Call 09/15/44)	550	536,250
5.30%, 04/15/47 (Call 10/15/46)	500	499,085
6.05%, 06/01/41 (Call 12/01/40)	50	53,675
6.13%, 12/15/45 (Call 06/15/45)	350	385,574
6.50%, 02/01/42 (Call 08/01/41)	700	789,712
6.63%, 10/15/36	135	153,992
7.50%, 07/01/38	511	623,451
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	250	238,437
5.60%, 04/01/44 (Call 10/01/43)	100	101,750
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)[a]	220	226,393
4.45%, 02/15/43 (Call 08/15/42)	625	610,381

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.85%, 08/15/42 (Call 02/15/42)	$225	$231,975
4.85%, 03/15/44 (Call 09/15/43)	900	932,841
4.90%, 05/15/46 (Call 11/15/45)	350	367,174
4.95%, 10/15/54 (Call 04/15/54)	400	407,044
5.10%, 02/15/45 (Call 08/15/44)	500	534,940
5.70%, 02/15/42	470	534,930
5.95%, 02/01/41	298	345,871
6.13%, 10/15/39	145	170,555
7.55%, 04/15/38	212	281,564
Series D
6.88%, 03/01/33	200	248,246
Series H
6.65%, 10/15/34	111	136,584
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	215	202,760
5.00%, 08/15/42 (Call 02/15/42)	250	244,790
5.00%, 03/01/43 (Call 09/01/42)	100	98,248
5.40%, 09/01/44 (Call 03/01/44)	210	214,672
5.50%, 03/01/44 (Call 09/01/43)	300	311,211
5.80%, 03/15/35	775	827,684
6.38%, 03/01/41	230	254,879
6.55%, 09/15/40	100	113,168
6.95%, 01/15/38	800	949,600
7.30%, 08/15/33	11	13,100
7.40%, 03/15/31	118	141,899
7.50%, 11/15/40	350	430,759
7.75%, 03/15/32	100	124,526
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	425	422,888
5.30%, 12/01/34 (Call 06/01/34)	1,450	1,494,776
5.55%, 06/01/45 (Call 12/01/44)	1,300	1,373,294
7.75%, 01/15/32	25	31,529
Magellan Midstream Partners LP
4.25%, 09/15/46 (Call 03/15/46)[a]	250	240,042
5.15%, 10/15/43 (Call 04/15/43)	250	268,972
MPLX LP
5.20%, 03/01/47 (Call 09/01/46)	250	255,897
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	350	397,327
6.20%, 09/15/43 (Call 03/15/43)	25	28,727
6.65%, 10/01/36	400	465,472
6.85%, 10/15/37	300	354,240
Phillips 66 Partners LP
4.90%, 10/01/46 (Call 04/01/46)[a]	450	443,732

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	$250	$232,062
4.90%, 02/15/45 (Call 08/15/44)	300	286,206
5.15%, 06/01/42 (Call 12/01/41)	400	386,416
6.65%, 01/15/37	350	393,593
Sabine Pass Liquefaction LLC
4.20%, 03/15/28[c]	105	104,898
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	285	276,108
5.95%, 09/25/43 (Call 03/25/43)	241	277,217
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	750	710,730
5.30%, 04/01/44 (Call 10/01/43)	250	252,683
6.10%, 02/15/42	175	186,888
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	275	328,784
Texas Eastern Transmission LP
7.00%, 07/15/32	250	306,403
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	685	735,745
5.00%, 10/16/43 (Call 04/16/43)	310	346,382
5.60%, 03/31/34	300	347,436
5.85%, 03/15/36	100	121,632
6.10%, 06/01/40	174	217,982
6.20%, 10/15/37	425	538,352
7.25%, 08/15/38	400	554,964
7.63%, 01/15/39[a]	600	867,030
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	400	373,808
5.40%, 08/15/41 (Call 02/15/41)	26	27,723
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	300	317,625
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	525	515,576
5.10%, 09/15/45 (Call 03/15/45)	200	202,750
5.40%, 03/04/44 (Call 09/04/43)	600	624,978
5.80%, 11/15/43 (Call 05/15/43)	50	54,224
6.30%, 04/15/40	250	285,713

		30,557,910

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.54%
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)[a]	$200	$191,148
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	540	562,340
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	267	274,836
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	155	189,691
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,202
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	200	192,618
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	302	299,798
Realty Income Corp.
5.88%, 03/15/35	150	172,593
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	14	13,957
4.75%, 03/15/42 (Call 09/15/41)[a]	280	298,508
6.75%, 02/01/40 (Call 11/01/39)[a]	550	738,656
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	297	281,378
5.70%, 09/30/43 (Call 03/30/43)	11	12,526
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	75	78,132
6.50%, 03/15/41 (Call 09/15/40)	200	244,472
Weyerhaeuser Co.
6.88%, 12/15/33	100	122,733
6.95%, 10/01/27	200	244,400
7.38%, 03/15/32	450	592,443

		4,524,431
RETAIL — 3.82%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	200	189,086
5.17%, 08/01/44 (Call 02/01/44)	400	361,808
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	700	760,886
5.13%, 07/20/45 (Call 01/20/45)	2,055	2,293,996
5.30%, 12/05/43 (Call 06/05/43)	18	20,406
Darden Restaurants Inc.
6.80%, 10/15/37	149	175,984

Security	Principal (000s)	Value
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	$640	$567,085
4.20%, 04/01/43 (Call 10/01/42)	146	151,860
4.25%, 04/01/46 (Call 10/01/45)	775	817,447
4.40%, 03/15/45 (Call 09/15/44)	550	591,250
4.88%, 02/15/44 (Call 08/15/43)	525	603,613
5.40%, 09/15/40 (Call 03/15/40)	21	25,395
5.88%, 12/16/36	1,350	1,724,517
5.95%, 04/01/41 (Call 10/01/40)	700	900,081
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	200	180,152
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)[a]	650	616,681
4.25%, 09/15/44 (Call 03/15/44)	300	309,090
4.38%, 09/15/45 (Call 03/15/45)	500	528,090
4.65%, 04/15/42 (Call 10/15/41)	300	325,413
5.00%, 09/15/43 (Call 03/15/43)	500	567,040
5.50%, 10/15/35	11	13,073
5.80%, 10/15/36	16	19,629
5.80%, 04/15/40 (Call 10/15/39)[a]	300	371,943
6.65%, 09/15/37	100	134,589
6.88%, 02/15/28	450	591,656
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	107	95,778
5.13%, 01/15/42 (Call 07/15/41)	75	68,580
6.38%, 03/15/37	150	150,545
6.70%, 07/15/34	200	201,020
6.90%, 04/01/29	500	533,615
McDonald’s Corp.
3.63%, 05/01/43	11	9,798
3.70%, 02/15/42	350	315,661
4.60%, 05/26/45 (Call 11/26/44)[a]	300	309,165
4.70%, 12/09/35 (Call 06/09/35)	1,025	1,084,276
4.88%, 07/15/40	6	6,376
4.88%, 12/09/45 (Call 06/09/45)	800	861,168
5.70%, 02/01/39	275	321,709
6.30%, 10/15/37	300	377,208
6.30%, 03/01/38	225	282,280
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	332	320,164
6.95%, 03/15/28	175	212,973
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)[a]	250	233,750
5.95%, 03/15/43	50	46,437

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	$197	$209,831
Target Corp.
3.63%, 04/15/46[a]	930	848,783
4.00%, 07/01/42	800	784,488
6.35%, 11/01/32	282	357,438
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	83	78,629
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)[a]	900	910,143
4.30%, 04/22/44 (Call 10/22/43)[a]	600	635,826
4.75%, 10/02/43 (Call 04/02/43)	566	635,867
4.88%, 07/08/40	168	190,307
5.00%, 10/25/40	348	400,134
5.25%, 09/01/35	1,200	1,425,540
5.63%, 04/01/40	216	268,453
5.63%, 04/15/41	300	373,728
5.88%, 04/05/27	21	26,094
6.20%, 04/15/38	1,750	2,312,905
6.50%, 08/15/37	1,300	1,759,225
7.55%, 02/15/30	533	773,431
Walgreen Co.
4.40%, 09/15/42	125	122,650
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	150	152,208
4.65%, 06/01/46 (Call 12/01/45)	350	356,237
4.80%, 11/18/44 (Call 05/18/44)	800	830,408

		31,723,598
SEMICONDUCTORS — 0.68%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	250	277,833
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	350	395,521
5.85%, 06/15/41	250	308,590
Intel Corp.
4.00%, 12/15/32	386	406,080
4.10%, 05/19/46 (Call 11/19/45)	450	454,252
4.25%, 12/15/42	371	384,215
4.80%, 10/01/41	830	928,305
4.90%, 07/29/45 (Call 01/29/45)	1,160	1,323,293
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	350	367,028
4.80%, 05/20/45 (Call 11/20/44)	800	838,792

		5,683,909

Security	Principal (000s)	Value
SOFTWARE — 2.64%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	$250	$243,685
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	1,500	1,434,720
3.50%, 02/12/35 (Call 08/12/34)	950	917,539
3.50%, 11/15/42	350	323,593
3.70%, 08/08/46 (Call 02/08/46)	2,200	2,077,064
3.75%, 05/01/43 (Call 11/01/42)	400	382,500
3.75%, 02/12/45 (Call 08/12/44)	428	408,714
3.95%, 08/08/56 (Call 02/08/56)	500	471,105
4.00%, 02/12/55 (Call 08/12/54)	1,175	1,119,422
4.10%, 02/06/37 (Call 08/06/36)	220	227,702
4.20%, 11/03/35 (Call 05/03/35)	400	419,660
4.45%, 11/03/45 (Call 05/03/45)	1,300	1,380,145
4.50%, 10/01/40	404	434,304
4.75%, 11/03/55 (Call 05/03/55)	1,000	1,079,690
4.88%, 12/15/43 (Call 06/15/43)[a]	354	398,360
5.20%, 06/01/39	322	378,224
5.30%, 02/08/41[a]	919	1,096,946
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	500	516,195
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)[a]	300	296,574
3.85%, 07/15/36 (Call 01/15/36)	850	842,274
3.90%, 05/15/35 (Call 11/15/34)	1,007	1,004,895
4.00%, 07/15/46 (Call 01/15/46)[a]	1,475	1,435,676
4.13%, 05/15/45 (Call 11/15/44)	1,000	988,880
4.30%, 07/08/34 (Call 01/08/34)	900	946,332
4.38%, 05/15/55 (Call 11/15/54)	354	353,207
4.50%, 07/08/44 (Call 01/08/44)	650	679,874
5.38%, 07/15/40	919	1,079,779
6.13%, 07/08/39	725	924,230
6.50%, 04/15/38	65	85,937

		21,947,226
TELECOMMUNICATIONS — 6.77%
America Movil SAB de CV
4.38%, 07/16/42[a]	643	615,537
6.13%, 11/15/37[a]	125	144,850
6.13%, 03/30/40	1,100	1,288,958
6.38%, 03/01/35	265	314,613

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
AT&T Corp.
8.25%, 11/15/31	$501	$686,671
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	1,300	1,155,609
4.35%, 06/15/45 (Call 12/15/44)	829	734,129
4.50%, 05/15/35 (Call 11/15/34)[a]	1,600	1,514,064
4.50%, 03/09/48 (Call 09/09/47)[a]	2,486	2,233,373
4.55%, 03/09/49 (Call 09/09/48)	1,131	1,019,178
4.75%, 05/15/46 (Call 11/15/45)	1,700	1,588,446
4.80%, 06/15/44 (Call 12/15/43)	1,500	1,412,520
5.15%, 03/15/42	866	857,608
5.25%, 03/01/37 (Call 09/01/36)	500	516,345
5.35%, 09/01/40	657	667,440
5.45%, 03/01/47 (Call 09/01/46)	500	515,950
5.65%, 02/15/47 (Call 08/15/46)[a]	1,000	1,054,850
6.00%, 08/15/40 (Call 05/15/40)	259	283,605
6.30%, 01/15/38	608	690,500
6.35%, 03/15/40	325	369,675
6.38%, 03/01/41	500	569,740
6.50%, 09/01/37	376	439,924
AT&T Mobility LLC
7.13%, 12/15/31[a]	650	810,972
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	224,026
British Telecommunications PLC
9.13%, 12/15/30	1,116	1,666,523
Cisco Systems Inc.
5.50%, 01/15/40	1,075	1,328,679
5.90%, 02/15/39	700	897,106
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,579	2,332,609
9.25%, 06/01/32	219	342,299
Juniper Networks Inc.
5.95%, 03/15/41	200	215,598
Koninklijke KPN NV
8.38%, 10/01/30	501	670,163
Motorola Solutions Inc.
5.50%, 09/01/44	200	194,894
New Cingular Wireless Services Inc.
8.75%, 03/01/31	500	706,520
Orange SA
5.38%, 01/13/42	350	394,719
5.50%, 02/06/44 (Call 08/06/43)[a]	520	602,233

Security	Principal (000s)	Value
9.00%, 03/01/31	$1,030	$1,543,846
Qwest Corp.
6.88%, 09/15/33 (Call 03/31/17)	485	480,150
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)[a]	150	149,325
5.00%, 03/15/44 (Call 09/15/43)	300	322,767
5.45%, 10/01/43 (Call 04/01/43)	21	23,777
7.50%, 08/15/38	400	534,792
Telefonica Emisiones SAU
7.05%, 06/20/36	1,175	1,411,022
Telefonica Europe BV
8.25%, 09/15/30	250	337,630
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	250	235,943
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	725	613,749
4.13%, 08/15/46	145	127,238
4.27%, 01/15/36	1,250	1,182,150
4.40%, 11/01/34 (Call 05/01/34)	1,550	1,490,619
4.52%, 09/15/48	2,300	2,121,865
4.67%, 03/15/55	2,400	2,191,416
4.75%, 11/01/41	515	499,246
4.81%, 03/15/39[c]	1,078	1,073,677
4.86%, 08/21/46	2,300	2,242,431
5.01%, 04/15/49[c]	1,900	1,871,519
5.01%, 08/21/54	2,600	2,502,344
5.05%, 03/15/34 (Call 12/15/33)	851	877,364
6.00%, 04/01/41	800	907,992
6.55%, 09/15/43	1,800	2,197,620
Vodafone Group PLC
4.38%, 02/19/43	650	594,666
6.15%, 02/27/37	800	912,080
6.25%, 11/30/32	300	354,315
7.88%, 02/15/30[a]	302	404,272

		56,263,741
TEXTILES — 0.01%
Cintas Corp. No. 2
6.15%, 08/15/36[a]	100	117,300

		117,300
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	151	155,184
6.35%, 03/15/40	295	346,723

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)[a]	$250	$254,315

		756,222
TRANSPORTATION — 2.81%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	415	408,310
4.15%, 04/01/45 (Call 10/01/44)	700	711,732
4.38%, 09/01/42 (Call 03/01/42)	287	300,661
4.40%, 03/15/42 (Call 09/15/41)	463	486,377
4.45%, 03/15/43 (Call 09/15/42)	11	11,639
4.55%, 09/01/44 (Call 03/01/44)	475	511,945
4.70%, 09/01/45 (Call 03/01/45)	275	304,122
4.90%, 04/01/44 (Call 10/01/43)	600	679,362
4.95%, 09/15/41 (Call 03/15/41)	114	128,309
5.05%, 03/01/41 (Call 09/01/40)	26	29,585
5.15%, 09/01/43 (Call 03/01/43)	173	201,465
5.40%, 06/01/41 (Call 12/01/40)	400	474,320
5.75%, 05/01/40 (Call 11/01/39)	366	450,378
6.15%, 05/01/37	161	207,769
6.20%, 08/15/36	350	448,563
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)[a]	250	222,930
3.50%, 11/15/42 (Call 05/15/42)	50	46,433
4.50%, 11/07/43 (Call 05/07/43)	150	162,039
6.20%, 06/01/36	250	325,995
6.25%, 08/01/34	111	144,013
6.38%, 11/15/37	200	266,644
6.90%, 07/15/28	350	467,033
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	197	216,257
4.80%, 08/01/45 (Call 02/01/45)[a]	100	109,655
5.75%, 03/15/33	50	57,044
5.75%, 01/15/42	150	180,890
5.95%, 05/15/37	16	19,535
6.13%, 09/15/15 (Call 03/15/15)	200	241,080
7.13%, 10/15/31	700	950,138
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	330	303,943
4.10%, 03/15/44 (Call 09/15/43)	525	510,279
4.25%, 11/01/66 (Call 05/01/66)	500	460,895
4.40%, 03/01/43 (Call 09/01/42)	200	202,582
4.50%, 08/01/54 (Call 02/01/54)	400	395,028
4.75%, 05/30/42 (Call 11/30/41)	400	425,452

Security	Principal (000s)	Value
5.50%, 04/15/41 (Call 10/15/40)	$70	$81,535
6.00%, 10/01/36	450	548,676
6.15%, 05/01/37[a]	105	130,940
6.22%, 04/30/40	105	131,380
FedEx Corp.
3.88%, 08/01/42[a]	309	283,384
3.90%, 02/01/35	800	773,592
4.10%, 04/15/43	52	49,606
4.10%, 02/01/45	200	190,218
4.55%, 04/01/46 (Call 10/01/45)	1,200	1,228,332
4.75%, 11/15/45 (Call 05/15/45)	350	366,810
4.90%, 01/15/34	338	365,412
5.10%, 01/15/44	275	299,524
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	93,621
4.95%, 08/15/45 (Call 02/15/45)	350	356,097
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	441	467,081
4.65%, 01/15/46 (Call 07/15/45)[a]	350	383,131
4.80%, 08/15/43 (Call 02/15/43)	700	775,894
4.84%, 10/01/41	479	532,361
6.00%, 03/15/05	11	12,973
6.00%, 05/23/11	350	418,870
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)[a]	150	136,355
3.38%, 02/01/35 (Call 08/01/34)	450	437,225
3.88%, 02/01/55 (Call 08/01/54)	450	419,827
4.05%, 11/15/45 (Call 05/15/45)	300	304,995
4.05%, 03/01/46 (Call 09/01/45)[a]	350	357,322
4.15%, 01/15/45 (Call 07/15/44)[a]	75	77,050
4.30%, 06/15/42 (Call 12/15/41)	550	575,074
4.38%, 11/15/65 (Call 05/15/65)[a]	6	6,067
4.75%, 09/15/41 (Call 03/15/41)	8	8,805
4.75%, 12/15/43 (Call 06/15/43)[a]	50	54,967
4.82%, 02/01/44 (Call 08/01/43)	370	412,602
6.63%, 02/01/29[a]	307	399,054
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)[a]	110	101,341
3.63%, 10/01/42	105	100,477
4.88%, 11/15/40 (Call 05/15/40)	305	347,307
6.20%, 01/15/38	700	925,799
United Parcel Service of America Inc.
8.38%, 04/01/30[b]	100	142,421

		23,358,527

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.03%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)	$50	$46,271
5.20%, 03/15/44 (Call 09/15/43)	200	205,272

		251,543
WATER — 0.18%
American Water Capital Corp.
4.00%, 12/01/46 (Call 06/01/46)	95	96,834
4.30%, 12/01/42 (Call 06/01/42)[a]	16	16,808
4.30%, 09/01/45 (Call 03/01/45)	500	526,515
6.59%, 10/15/37	239	321,730
United Utilities PLC
6.88%, 08/15/28	200	228,376
Veolia Environnement SA
6.75%, 06/01/38	225	279,074

		1,469,337

TOTAL CORPORATE BONDS & NOTES (Cost: $711,010,019)		701,475,249

FOREIGN GOVERNMENT OBLIGATIONS[d] — 5.50%

CANADA — 0.15%
Province of Quebec Canada
7.50%, 09/15/29	850	1,206,923

		1,206,923
CHILE — 0.04%
Chile Government International Bond
3.63%, 10/30/42[a]	300	295,584

		295,584
COLOMBIA — 0.71%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	199,566
5.00%, 06/15/45 (Call 12/15/44)[a]	1,200	1,193,796
5.63%, 02/26/44 (Call 08/26/43)	1,800	1,943,010
6.13%, 01/18/41[a]	1,000	1,130,270
7.38%, 09/18/37	800	1,012,256
10.38%, 01/28/33	300	447,309

		5,926,207
HUNGARY — 0.09%
Hungary Government International Bond
7.63%, 03/29/41[a]	500	716,100

		716,100

Security	Principal (000s)	Value
ISRAEL — 0.10%
Israel Government International Bond
4.50%, 01/30/43	$800	$823,768

		823,768
ITALY — 0.13%
Republic of Italy Government International Bond
5.38%, 06/15/33	1,021	1,108,990

		1,108,990
MEXICO — 1.29%
Mexico Government International Bond
4.35%, 01/15/47	900	808,056
4.60%, 01/23/46[a]	1,400	1,311,660
4.75%, 03/08/44	2,150	2,050,390
5.55%, 01/21/45	1,200	1,269,480
5.75%, 10/12/49	1,730	1,672,305
6.05%, 01/11/40	700	786,611
6.75%, 09/27/34	875	1,066,783
7.50%, 04/08/33	477	615,034
8.30%, 08/15/31	800	1,168,312

		10,748,631
PANAMA — 0.41%
Panama Government International Bond
6.70%, 01/26/36	1,430	1,801,400
8.88%, 09/30/27	500	701,865
9.38%, 04/01/29	600	874,554

		3,377,819
PERU — 0.55%
Peruvian Government International Bond
4.13%, 08/25/27[a]	900	972,531
5.63%, 11/18/50[a]	1,175	1,383,868
6.55%, 03/14/37[a]	400	515,600
8.75%, 11/21/33[a]	1,100	1,659,229

		4,531,228
PHILIPPINES — 1.01%
Philippine Government International Bond
3.70%, 02/02/42	600	591,084
3.95%, 01/20/40	1,400	1,443,596
5.00%, 01/13/37	1,000	1,177,600
6.38%, 01/15/32	700	911,309
6.38%, 10/23/34	1,400	1,866,606
7.75%, 01/14/31	1,200	1,718,892
9.50%, 02/02/30[a]	450	716,530

		8,425,617

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
SOUTH AFRICA — 0.22%
Republic of South Africa Government International Bond
5.00%, 10/12/46	$1,000	$963,750
5.38%, 07/24/44[a]	600	616,500
6.25%, 03/08/41	200	228,000

		1,808,250
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
2.38%, 04/21/27[a]	200	187,286
Korea International Bond
4.13%, 06/10/44	500	583,365

		770,651
SUPRANATIONAL — 0.25%
Asian Development Bank
5.82%, 06/16/28	310	384,859
European Investment Bank
4.88%, 02/15/36	500	627,440
Inter-American Development Bank
3.20%, 08/07/42	200	195,228
3.88%, 10/28/41	250	273,665
4.38%, 01/24/44	300	353,100
International Bank for Reconstruction & Development
4.75%, 02/15/35	220	271,403

		2,105,695
URUGUAY — 0.46%
Uruguay Government International Bond
4.13%, 11/20/45	300	259,497
4.38%, 10/27/27[a]	1,100	1,133,935
5.10%, 06/18/50[a]	1,750	1,649,060
7.63%, 03/21/36	600	766,068

		3,808,560

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $47,652,987)		45,654,023

MUNICIPAL DEBT OBLIGATIONS — 7.68%
CALIFORNIA — 2.35%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	189,401

Security	Principal (000s)	Value
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	$450	$620,586
Series S-1
6.79%, 04/01/30	250	307,103
7.04%, 04/01/50	700	1,005,788
Series S-3
6.91%, 10/01/50	100	143,833
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	200	290,940
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	250	330,623
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	320	448,822
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	300	352,242
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	250	317,125
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	300	442,716
Series E
6.60%, 08/01/42	200	280,866
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	373,398
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	250	366,933
Los Angeles Department of Power RB
Series A
6.60%, 07/01/50	450	640,665
Series D
6.57%, 07/01/45	200	279,462
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	994,264
6.76%, 07/01/34	450	609,561

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	$550	$726,385
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	100	122,504
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	200	256,448
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	300	391,710
State of California GO BAB
7.30%, 10/01/39	845	1,197,813
7.35%, 11/01/39	550	784,107
7.50%, 04/01/34	1,400	1,997,506
7.55%, 04/01/39	1,550	2,287,273
7.60%, 11/01/40	550	824,021
7.63%, 03/01/40	300	442,716
7.95%, 03/01/36 (Call 03/01/20)	750	869,947
University of California RB
Series AD
4.86%, 05/15/12	600	592,602
Series AN
4.77%, 05/15/44 (Call 05/15/24)	300	314,898
University of California RB BAB
5.77%, 05/15/43	200	246,686
5.95%, 05/15/45	400	501,256

		19,550,200
COLORADO — 0.08%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	200	253,610
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	300	406,971

		660,581
CONNECTICUT — 0.16%
State of Connecticut GO Series A
5.85%, 03/15/32	200	241,442

Security	Principal (000s)	Value
State of Connecticut GO BAB
5.09%, 10/01/30	$200	$227,508
5.63%, 12/01/29	720	865,382

		1,334,332
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	204,798

		204,798
GEORGIA — 0.15%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	350	434,990
Project P, Series 2010-A
7.06%, 04/01/57	700	802,102

		1,237,092
ILLINOIS — 0.78%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	600	756,636
Series B
6.90%, 12/01/40	225	284,830
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	143,448
County of Cook IL GO BAB
6.23%, 11/15/34	200	236,080
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	400	505,428
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	610,585
State of Illinois GO
5.10%, 06/01/33	3,400	3,148,128
5.65%, 12/01/38	500	478,900
State of Illinois GO BAB Series 3
6.73%, 04/01/35	300	308,382

		6,472,417

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
KANSAS — 0.05%
Kansas Development Finance Authority RB Series H
4.73%, 04/15/37	$100	$104,022
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	333,783

		437,805
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	187,492

		187,492
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	251,254

		251,254
MASSACHUSETTS — 0.31%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	278,858
Series E
5.46%, 12/01/39	695	865,178
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	350	443,216
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	300	342,522
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	300	380,022
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	200	239,396

		2,549,192

Security	Principal (000s)	Value
MISSOURI — 0.13%
Health & Educational Facilities Authority of the State of Missouri RB
3.09%, 09/15/51	$100	$84,364
Series A
3.65%, 01/15/46	250	247,108
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	300	363,921
University of Missouri RB BAB
5.79%, 11/01/41	300	393,810

		1,089,203
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	120	171,192

		171,192
NEW JERSEY— 0.49%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	675	807,611
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	875	1,238,501
Series F
7.41%, 01/01/40	750	1,093,357
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	700	725,774
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	200	235,582

		4,100,825
NEW YORK — 1.31%
City of New York NY GO BAB
5.85%, 06/01/40	290	378,960
5.99%, 12/01/36	145	182,926
6.27%, 12/01/37	325	431,801
Series C-1
5.52%, 10/01/37	185	228,901

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Housing Development Corp./NY RB
3.71%, 02/15/48	$500	$493,405
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	319,095
Series 2010-A
6.67%, 11/15/39	225	301,847
Series A
5.87%, 11/15/39	350	427,347
Series B
6.65%, 11/15/39	250	332,190
Series C-1
6.69%, 11/15/40	200	267,718
Series E
6.81%, 11/15/40	200	268,444
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series G-3
5.27%, 05/01/27	450	525,357
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	246,866
5.57%, 11/01/38	250	306,875
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	350	435,585
5.75%, 06/15/41	275	350,716
5.88%, 06/15/44	300	390,327
6.01%, 06/15/42	200	265,414
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	425	520,604
5.50%, 03/15/30	200	236,692
5.63%, 03/15/39	350	426,017
New York State Urban Development Corp. RB BAB
5.84%, 03/15/40	350	438,434
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	869,168
4.82%, 06/01/45 (Call 06/01/25)	100	105,631
4.93%, 10/01/51	900	1,023,453

Security	Principal (000s)	Value
Series 182
5.31%, 08/01/46 (Call 08/01/24)	$700	$759,969
Series 192
4.81%, 10/15/65	300	330,459

		10,864,201
OHIO — 0.36%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	400	553,868
8.08%, 02/15/50	600	923,868
Ohio State University (The) RB
Series A
3.80%, 12/01/46	500	492,595
4.80%, 06/01/11	200	195,540
Ohio State University (The) RB BAB
4.91%, 06/01/40	200	234,426
Ohio University RB
5.59%, 12/01/14	150	161,134
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	400	455,252

		3,016,683
OREGON — 0.13%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	292,875
5.68%, 06/30/28 (NPFGC)	500	594,850
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	175	220,070

		1,107,795
PENNSYLVANIA — 0.17%
Commonwealth Financing Authority RB Series A
4.14%, 06/01/38	500	489,065
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	350	409,647

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	$400	$485,604

		1,384,316
SOUTH CAROLINA — 0.06%
South Carolina Public Service Authority RB Series C
5.78%, 12/01/41	400	467,196

		467,196
TEXAS — 0.87%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	300	315,060
City of Houston TX GOL Series A
6.29%, 03/01/32	400	477,148
City of San Antonio TX Electric & Gas Systems Revenue RB
4.43%, 02/01/42	250	265,730
5.81%, 02/01/41	400	506,248
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	565,972
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	250	327,898
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	250	298,183
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	627,808
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	200	284,338
8.91%, 02/01/30 (Call 02/01/20)	550	637,598
State of Texas GO BAB
5.52%, 04/01/39	575	732,648
Series A
4.63%, 04/01/33	225	257,942
4.68%, 04/01/40	200	227,362

Security	Principal or Shares (000s)	Value
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	$825	$981,841
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	406,486
Series D
5.13%, 08/15/42	250	299,580

		7,211,842
UTAH — 0.04%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	250	321,425

		321,425
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	417,789

		417,789
WASHINGTON — 0.10%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	187,104
State of Washington GO BAB Series F
5.14%, 08/01/40	500	604,170

		791,274

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $64,722,576)		63,828,904

SHORT-TERM INVESTMENTS — 9.34%

MONEY MARKET FUNDS — 9.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	66,179	66,205,493
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	11,390	11,390,210

		77,595,703

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,570,366)		77,595,703

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 106.96% (Cost: $900,955,948)[h]	$888,553,879
Other Assets, Less Liabilities — (6.96)%	(57,795,588)

NET ASSETS — 100.00%	$830,758,291

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $901,068,631. Net unrealized depreciation was $12,514,752, of which $9,419,150 represented gross unrealized appreciation on securities and $21,933,902 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$701,475,249	$—	$701,475,249
Foreign government obligations	—	45,654,023	—	45,654,023
Municipal debt obligations	—	63,828,904	—	63,828,904
Money market funds	77,595,703	—	—	77,595,703

Total	$77,595,703	$810,958,176	$—	$888,553,879

See notes to financial statements.

SCHEDULE OF INVESTMENTS	41

Statement of Assets and Liabilities

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

ASSETS
Investments, at cost:
Unaffiliated	$823,385,582
Affiliated (Note 2)	77,570,366

Total cost of investments	$900,955,948

Investments in securities, at fair value (including securities on loana)(Note 1):
Unaffiliated	$810,958,176
Affiliated (Note 2)	77,595,703

Total fair value of investments	888,553,879
Cash	972
Receivables:
Dividends and interest	10,423,356

Total Assets	898,978,207

LIABILITIES
Payables:
Investment securities purchased	1,918,519
Collateral for securities on loan (Note 1)	66,172,333
Capital shares sold	1,648
Investment advisory fees (Note 2)	127,416

Total Liabilities	68,219,916

NET ASSETS	$830,758,291

Net assets consist of:
Paid-in capital	$851,999,452
Undistributed net investment income	2,903,195
Accumulated net realized loss	(11,742,287)
Net unrealized depreciation	(12,402,069)

NET ASSETS	$830,758,291

Shares outstanding[b]	13,900,000

Net asset value per share	$59.77

[a]	Securities on loan with a value of $63,854,193. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® 10+ YEAR CREDIT BOND ETF

Year ended February 28, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$37,142
Interest — unaffiliated	40,746,025
Securities lending income — affiliated — net (Note 2)	232,697

Total investment income	41,015,864

EXPENSES
Investment advisory fees (Note 2)	1,907,401

Total expenses	1,907,401

Net investment income	39,108,463

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(668,465)
Investments — affiliated (Note 2)	7,823
In-kind redemptions — unaffiliated	8,001,125
Realized gain distributions from affiliated funds	938

Net realized gain	7,341,421

Net change in unrealized appreciation/depreciation	33,040,354

Net realized and unrealized gain	40,381,775

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,490,238

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,108,463	$34,700,930
Net realized gain (loss)	7,341,421	(13,258,830)
Net change in unrealized appreciation/depreciation	33,040,354	(71,068,547)

Net increase (decrease) in net assets resulting from operations	79,490,238	(49,626,447)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,936,880)	(34,627,351)

Total distributions to shareholders	(38,936,880)	(34,627,351)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	314,843,654	256,417,622
Cost of shares redeemed	(310,186,638)	(236,992,062)

Net increase in net assets from capital share transactions	4,657,016	19,425,560

INCREASE (DECREASE) IN NET ASSETS	45,210,374	(64,828,238)

NET ASSETS
Beginning of year	785,547,917	850,376,155

End of year	$830,758,291	$785,547,917

Undistributed net investment income included in net assets at end of year	$2,903,195	$2,730,710

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	4,400,000
Shares redeemed	(5,200,000)	(4,100,000)

Net increase in shares outstanding	—	300,000

See notes to financial statements.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$56.51	$62.53	$57.87	$61.05	$59.51

Income from investment operations:
Net investment income[a]	2.48	2.55	2.59	2.68	2.65
Net realized and unrealized gain (loss)[b]	3.25	(6.02)	4.59	(3.03)	1.59

Total from investment operations	5.73	(3.47)	7.18	(0.35)	4.24

Less distributions from:
Net investment income	(2.47)	(2.55)	(2.52)	(2.74)	(2.70)
Net realized gain	—	—	—	(0.09)	—

Total distributions	(2.47)	(2.55)	(2.52)	(2.83)	(2.70)

Net asset value, end of year	$59.77	$56.51	$62.53	$57.87	$61.05

Total return	10.21%	(5.53)%	12.64%	(0.41)%[c]	7.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$830,758	$785,548	$850,376	$283,548	$421,254
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.10%	4.40%	4.28%	4.67%	4.33%
Portfolio turnover rate[d]	10%	11%	23%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas New York Branch	$295,066	$295,066	$—
BNP Paribas Prime Brokerage Inc.	2,139,456	2,139,456	—
BNP Paribas Prime Brokerage International Ltd.	4,200,321	4,200,321	—
Citigroup Global Markets Inc.	9,224,263	9,224,263	—
Credit Suisse Securities (USA) LLC	1,391,556	1,391,556	—
Deutsche Bank Securities Inc.	1,739,979	1,739,979	—
Goldman Sachs & Co.	8,452,662	8,452,662	—
HSBC Securities (USA) Inc.	3,562,032	3,562,032	—
JPMorgan Securities LLC	16,184,766	16,184,766	—
Merrill Lynch, Pierce, Fenner & Smith	1,697,121	1,697,121	—
Morgan Stanley & Co. LLC	6,548,338	6,548,338	—
MUFG Securities Americas Inc.	1,022,840	1,022,840	—
SG Americas Securities LLC	1,580,383	1,580,383	—
Wells Fargo Securities LLC	5,815,410	5,815,410	—

	$63,854,193	$63,854,193	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $77,907.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $2,717,770 and $1,755,962, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$960,236	$975,545	$162,747,254	$93,078,147

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

In-kind Purchases	In-kind Sales
$235,654,536	$296,715,559

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions,

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2017, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$7,844,421	$902	$(7,845,323)

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

	2017	2016
Ordinary income	$38,936,880	$34,627,351

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
$2,903,195	$(11,629,604)	$(12,514,752)	$(21,241,161)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2017, the Fund had non-expiring capital loss carryforwards in the amount of $11,629,604 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and the

Shareholders of the iShares 10+ Year Credit Bond ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares 10+ Year Credit Bond ETF (constituting a fund of the iShares Trust, hereafter referred to as the “Fund”) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

For the fiscal year ended February 28, 2017, the Fund hereby designates $29,627,527 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

TAX INFORMATION	55

Supplemental Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.469717	$—	$—	$2.469717	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific period covered for the Fund is disclosed in the table for the Fund.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	4	0.32
Greater than 1.5% and Less than 2.0%	9	0.72
Greater than 1.0% and Less than 1.5%	46	3.66
Greater than 0.5% and Less than 1.0%	277	22.01
Between 0.5% and –0.5%	897	71.30
Less than –0.5% and Greater than –1.0%	21	1.67
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.16

	1,258	100.00%

SUPPLEMENTAL INFORMATION	57

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (46)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of

Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009); Managing Director, BGI (2008-2009); Principal, BGI (1996-2008).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

[d]	Manish Mehta served as President until October 15, 2016.

TRUSTEE AND OFFICER INFORMATION	61

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-207-0217

FEBRUARY 28, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

The U.S. bond market edged higher during the 12 months ended February 28, 2017 (the “reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.42% for the reporting period.

Overall, the U.S. economy grew by 1.6% in 2016, down from 2.6% in 2015 and the slowest calendar-year growth rate since 2011. Job growth remained robust as the unemployment rate stayed at or below 5%, and retail sales grew by 5.7% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, Industrial production and business productivity were relatively flat for the reporting period, registering gains of 0.3% and 0.2%, respectively, in 2016.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The consumer price index rose by 2.7% for the reporting period, the highest inflation rate since March 2012. The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the U.S. Federal Reserve Bank (the “Fed”) on hold for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

U.S. bond yields generally declined during the first half of the reporting period, reflecting the uncertain economic environment and global geopolitical turmoil, including the “Brexit” referendum (an affirmative vote for the U.K. to leave the European Union), terrorist attacks in France, and an attempted coup in Turkey. However, bond yields began to reverse course during the third quarter of 2016 and rose sharply following the outcome of the U.S. presidential election in November 2016. The election of Donald Trump fueled expectations that new fiscal policies aimed at stimulating economic growth would lead to rising inflation and more Fed interest rate increases in 2017. Intermediate-term bond yields rose the most during the reporting period, while short-term yields tracked the December interest rate increase.

Corporate bonds generated some of the best fixed-income returns, advancing by 6.5% for the reporting period. Continued investor demand for the relatively high yields of corporate bonds provided a favorable environment for performance. This was especially true for lower-quality corporate bonds, which outperformed during the reporting period. Within the corporate sector, bonds issued by energy and commodity-related companies were the best performers, while utilities lagged.

Mortgage-backed securities posted fractional gains, returning approximately 0.5% for the reporting period. Mortgage refinancing activity declined meaningfully during the reporting period, which provided some measure of support to the mortgage-backed sector. However, investor concerns that the Fed may be reducing its $1.7 trillion position in mortgage-backed securities put downward pressure on the sector. Within the mortgage-backed sector, commercial mortgage-backed securities outperformed those backed by residential mortgages.

U.S. Treasury bonds underperformed the other segments of the U.S. bond market, declining by just over 1% for the reporting period. Rising interest rates detracted from performance in the Treasury sector, which tends to have greater interest-rate sensitivity than other fixed-income sectors. Increased investor demand for lower-quality bonds also weighed on Treasury bonds. Short-term Treasury securities produced modestly positive returns for the reporting period, while intermediate- and long-term Treasury bonds declined.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.94%	0.77%	1.10%	0.94%	0.77%	1.10%
5 Years	1.59%	1.55%	1.80%	8.22%	7.98%	9.33%
10 Years	3.62%	3.60%	3.77%	42.74%	42.47%	44.82%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.00	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (formerly the Barclays U.S. Intermediate Government/Credit Bond Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 0.94%, net of fees, while the total return for the Index was 1.10%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	60.11%
Corporate Bonds & Notes	34.37
Foreign Government Obligations	5.38
Municipal Debt Obligations	0.14

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	64.71%
Aa	4.63
A	13.10
Baa	16.03
Ba	0.91
Not Rated	0.62

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.57%	1.37%	1.81%	1.57%	1.37%	1.81%
5 Years	2.09%	2.00%	2.31%	10.90%	10.43%	12.07%
10 Years	4.20%	4.18%	4.33%	50.94%	50.54%	52.85%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$973.60	$0.98	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (formerly the Barclays U.S. Government/Credit Bond Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 1.57%, net of fees, while the total return for the Index was 1.81%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	53.59%
Corporate Bonds & Notes	40.13
Foreign Government Obligations	4.99
Municipal Debt Obligations	1.29

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	58.22%
Aa	5.71
A	14.73
Baa	19.46
Ba	1.13
Not Rated	0.75

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® AGENCY BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.14%	0.24%	0.24%	0.14%	0.24%	0.24%
5 Years	1.37%	1.36%	1.42%	7.05%	6.97%	7.31%
Since Inception	2.77%	2.77%	2.84%	25.51%	25.54%	26.27%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.10	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® AGENCY BOND ETF

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (formerly the Barclays U.S. Agency Bond Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 0.14%, net of fees, while the total return for the Index was 0.24%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments*

U.S. Government & Agency Obligations	95.91%
Foreign Government Obligations	4.09

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/17

Maturity	Percentage of Total Investments*

0-1 Year	0.56%
1-5 Years	79.27
5-10 Years	7.04
10-15 Years	8.02
15-20 Years	2.90
More than 20 Years	2.21

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MBS ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.03%	0.06%	0.44%	0.03%	0.06%	0.44%
5 Years	1.77%	1.75%	2.05%	9.15%	9.08%	10.67%
Since Inception	3.79%	3.79%	4.16%	44.82%	44.82%	50.11%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$985.30	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MBS ETF

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (formerly the Barclays U.S. MBS Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 0.03%, net of fees, while the total return for the Index was 0.44%.

ALLOCATION BY ISSUER

As of 2/28/17

Issuer	Percentage of Total Investments*
Federal National Mortgage Association	45.13%
Federal Home Loan Mortgage Corp.	27.56
Government National Mortgage Association	27.31

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/17

Maturity	Percentage of Total Investments*
1-5 Years	0.04%
5-10 Years	0.71
10-15 Years	7.82
15-20 Years	8.92
More than 20 Years	82.51

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 34.09%

ADVERTISING — 0.07%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$50,695
4.00%, 03/15/22	175	181,946
Omnicom Group Inc.
3.63%, 05/01/22	700	726,502
3.65%, 11/01/24 (Call 08/01/24)	45	45,843
4.45%, 08/15/20	250	266,830
WPP Finance 2010
3.75%, 09/19/24	250	254,317
4.75%, 11/21/21	200	216,296

		1,742,429
AEROSPACE & DEFENSE — 0.44%
Boeing Co. (The)
0.95%, 05/15/18	135	134,494
1.65%, 10/30/20 (Call 09/30/20)	30	29,679
2.25%, 06/15/26 (Call 03/15/26)	310	293,713
2.60%, 10/30/25 (Call 07/30/25)	40	39,035
2.80%, 03/01/27 (Call 12/01/26)	250	246,875
2.85%, 10/30/24 (Call 07/30/24)	585	586,351
4.88%, 02/15/20	288	313,073
6.00%, 03/15/19	725	787,372
Embraer Netherlands Finance BV
5.05%, 06/15/25	500	518,475
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	135	125,457
2.25%, 11/15/22 (Call 08/15/22)	150	147,920
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	205	210,465
4.40%, 12/15/20	350	372,383
5.55%, 10/01/21	200	221,784

Security	Principal (000s)	Value
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	$95	$96,310
5.20%, 10/15/19	431	463,226
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	220	222,453
2.90%, 03/01/25 (Call 12/01/24)	350	344,386
3.10%, 01/15/23 (Call 11/15/22)	345	349,088
3.35%, 09/15/21	400	413,932
3.55%, 01/15/26 (Call 10/15/25)	400	409,544
4.25%, 11/15/19	300	318,420
Northrop Grumman Corp.
1.75%, 06/01/18	450	450,918
3.25%, 08/01/23	550	563,761
3.50%, 03/15/21	575	597,856
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	850	850,042
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	350	363,538
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	64,733
United Technologies Corp.
1.50%, 11/01/19	435	432,368
2.65%, 11/01/26 (Call 08/01/26)	150	145,053
3.10%, 06/01/22	200	205,994

		10,318,698
AGRICULTURE — 0.32%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	400	405,892
2.63%, 09/16/26 (Call 06/16/26)	35	33,240
2.85%, 08/09/22	229	228,908
4.00%, 01/31/24	590	622,179
4.75%, 05/05/21	600	652,326
9.70%, 11/10/18	10	11,309

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	$300	$285,204
4.48%, 03/01/21	250	270,723
5.45%, 03/15/18	10	10,411
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	250	241,575
3.50%, 11/24/20 (Call 10/24/20)[a]	220	224,382
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	100	98,170
2.13%, 05/10/23 (Call 03/10/23)	135	128,859
2.50%, 08/22/22	150	148,245
2.63%, 02/18/22 (Call 01/18/22)	190	190,454
2.63%, 03/06/23	250	246,303
3.25%, 11/10/24	250	252,237
3.38%, 08/11/25 (Call 05/11/25)	375	380,490
3.60%, 11/15/23	200	207,412
4.50%, 03/26/20	250	267,323
5.65%, 05/16/18	1,052	1,103,737
Reynolds American Inc.
2.30%, 06/12/18	200	201,392
3.25%, 06/12/20	100	102,520
4.45%, 06/12/25 (Call 03/12/25)	330	348,365
4.85%, 09/15/23	500	544,255
8.13%, 06/23/19	250	283,107

		7,489,018
AIRLINES — 0.04%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	190	202,486
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	100	101,045
2.75%, 11/06/19 (Call 10/06/19)	90	91,547

Security	Principal (000s)	Value
3.00%, 11/15/26 (Call 08/15/26)	$350	$332,252
United Airlines Pass Through Trust Series 2016-1, Class AA
3.10%, 01/07/30	250	245,045

		972,375
APPAREL — 0.03%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	250	236,695
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	225	227,360
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	200	208,730

		672,785
AUTO MANUFACTURERS — 0.83%
American Honda Finance Corp.
1.60%, 07/13/18	260	260,442
1.65%, 07/12/21	175	169,552
1.70%, 02/22/19	590	589,634
2.15%, 03/13/20	275	275,556
2.25%, 08/15/19	250	252,283
2.30%, 09/09/26	460	431,176
2.45%, 09/24/20	250	252,395
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	70	71,945
Ford Motor Credit Co. LLC
2.02%, 05/03/19	250	249,147
2.46%, 03/27/20	400	398,860
2.55%, 10/05/18	500	504,335
2.60%, 11/04/19	500	505,170
3.16%, 08/04/20	1,000	1,017,150
3.20%, 01/15/21	450	457,573
3.22%, 01/09/22	500	503,150
3.81%, 01/09/24 (Call 11/09/23)	260	262,428
4.13%, 08/04/25	1,000	1,013,750
4.25%, 09/20/22	555	582,217
5.88%, 08/02/21	200	223,712
8.13%, 01/15/20	750	866,303

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$100	$102,328
General Motors Financial Co. Inc.
2.35%, 10/04/19	100	100,131
2.40%, 05/09/19	700	704,501
3.10%, 01/15/19	280	285,068
3.15%, 01/15/20 (Call 12/15/19)	790	805,358
3.70%, 11/24/20 (Call 10/24/20)	523	541,493
4.00%, 01/15/25 (Call 10/15/24)	1,520	1,529,257
4.00%, 10/06/26 (Call 07/06/26)	225	224,163
4.20%, 03/01/21 (Call 02/01/21)	675	708,332
4.35%, 01/17/27	85	86,877
4.38%, 09/25/21	200	211,134
5.25%, 03/01/26 (Call 12/01/25)	255	276,111
PACCAR Financial Corp.
1.30%, 05/10/19	75	74,350
1.40%, 05/18/18	125	124,999
1.45%, 03/09/18	125	125,092
1.95%, 02/27/20	50	50,068
2.25%, 02/25/21	250	248,645
2.50%, 08/14/20	100	100,904
Toyota Motor Credit Corp.
1.55%, 07/13/18	470	470,221
1.70%, 02/19/19	881	882,233
2.00%, 10/24/18	300	301,947
2.13%, 07/18/19	1,325	1,335,706
2.15%, 03/12/20	325	326,583
2.63%, 01/10/23[a]	325	323,729
3.20%, 01/11/27	250	252,115
3.40%, 09/15/21	200	208,246

		19,286,369
AUTO PARTS & EQUIPMENT — 0.02%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	64,888
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	127	135,090

Security	Principal (000s)	Value
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	$250	$264,173

		464,151
BANKS — 9.78%
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	500	498,925
1.60%, 07/15/19	250	247,570
2.30%, 06/01/21	500	494,810
2.55%, 11/23/21	250	249,245
3.70%, 11/16/25[a]	250	260,680
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	200	202,258
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	475	462,346
2.60%, 01/15/19	1,900	1,923,788
2.63%, 04/19/21	970	971,620
3.30%, 01/11/23	500	503,985
3.50%, 04/19/26	995	988,761
3.88%, 08/01/25	50	51,153
4.00%, 04/01/24	50	52,033
4.00%, 01/22/25	1,400	1,412,082
4.10%, 07/24/23	500	523,950
4.13%, 01/22/24	1,200	1,256,460
4.20%, 08/26/24	455	469,246
4.25%, 10/22/26	100	101,935
4.45%, 03/03/26	955	988,702
5.49%, 03/15/19	200	212,484
5.63%, 07/01/20	1,200	1,321,932
5.65%, 05/01/18	285	297,454
5.70%, 01/24/22	1,825	2,052,979
6.50%, 07/15/18	100	106,202
6.88%, 04/25/18	1,165	1,232,197
6.88%, 11/15/18	80	86,543
7.63%, 06/01/19	302	338,527
Series L
1.95%, 05/12/18	500	500,965
2.25%, 04/21/20	585	584,474
3.95%, 04/21/25	155	155,460
Bank of Montreal
1.35%, 08/28/18	250	248,825

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.40%, 04/10/18	$618	$617,048
1.45%, 04/09/18 (Call 03/09/18)	575	574,511
1.90%, 08/27/21	450	439,276
2.38%, 01/25/19 (Call 12/25/18)	576	581,725
2.55%, 11/06/22 (Call 10/06/22)	50	49,648
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	100	99,885
1.60%, 05/22/18 (Call 04/22/18)	100	100,076
2.05%, 05/03/21 (Call 04/03/21)	500	492,330
2.10%, 08/01/18 (Call 07/02/18)	192	193,258
2.10%, 01/15/19 (Call 12/15/18)	462	465,155
2.20%, 05/15/19 (Call 04/15/19)	475	478,686
2.30%, 09/11/19 (Call 08/11/19)	400	403,988
2.45%, 11/27/20 (Call 10/27/20)	190	191,127
2.45%, 08/17/26 (Call 05/17/26)	500	470,480
2.50%, 04/15/21 (Call 03/15/21)	275	275,720
2.80%, 05/04/26 (Call 02/04/26)	525	508,499
3.00%, 02/24/25 (Call 01/24/25)	235	232,699
3.40%, 05/15/24 (Call 04/15/24)	190	194,486
3.65%, 02/04/24 (Call 01/05/24)	550	573,370
Bank of Nova Scotia (The)
1.45%, 04/25/18	272	271,769
1.70%, 06/11/18 (Call 05/11/18)	550	550,638
1.95%, 01/15/19	200	200,498
2.05%, 10/30/18	500	503,225

Security	Principal (000s)	Value
2.35%, 10/21/20	$452	$452,796
2.45%, 03/22/21	250	249,918
2.80%, 07/21/21	350	354,350
4.38%, 01/13/21	150	160,364
4.50%, 12/16/25	450	469,075
Barclays Bank PLC
6.75%, 05/22/19	100	109,558
Barclays PLC
2.00%, 03/16/18	200	200,324
2.75%, 11/08/19	400	403,260
2.88%, 06/08/20	1,150	1,153,059
3.20%, 08/10/21	500	503,130
3.65%, 03/16/25	610	596,214
4.38%, 01/12/26	595	607,412
5.20%, 05/12/26	750	778,245
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	210	210,941
2.05%, 05/10/21 (Call 04/09/21)	250	246,153
2.45%, 01/15/20 (Call 12/15/19)	925	935,295
3.95%, 03/22/22 (Call 02/22/22)	100	105,228
6.85%, 04/30/19	312	343,387
BNP Paribas SA
2.40%, 12/12/18	34	34,303
2.45%, 03/17/19	275	277,359
2.70%, 08/20/18	1,066	1,080,007
4.25%, 10/15/24	400	403,832
5.00%, 01/15/21	850	920,907
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	100	100,726
BPCE SA
2.25%, 01/27/20	500	497,465
2.50%, 12/10/18	250	252,100
2.50%, 07/15/19	250	251,645
2.65%, 02/03/21	250	249,055
3.38%, 12/02/26[a]	250	247,065
4.00%, 04/15/24	250	260,365
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	500	502,445

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.85%, 04/01/21 (Call 03/01/21)	$500	$507,840
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	250	247,778
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	250	252,083
3.20%, 02/05/25 (Call 01/05/25)	405	397,710
3.75%, 04/24/24 (Call 03/24/24)	250	257,028
3.75%, 07/28/26 (Call 06/28/26)	380	371,317
4.20%, 10/29/25 (Call 09/29/25)	170	173,240
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	400	399,332
2.25%, 09/13/21 (Call 08/13/21)	500	490,545
2.40%, 09/05/19 (Call 08/05/19)	250	251,640
2.95%, 07/23/21 (Call 06/23/21)	650	657,924
Citigroup Inc.
1.75%, 05/01/18	500	500,245
2.05%, 12/07/18	250	250,713
2.05%, 06/07/19	250	250,127
2.15%, 07/30/18	275	276,400
2.35%, 08/02/21	100	98,563
2.40%, 02/18/20	200	200,548
2.50%, 07/29/19	350	353,241
2.55%, 04/08/19	1,375	1,390,345
2.65%, 10/26/20	500	503,140
2.70%, 03/30/21	800	802,048
2.90%, 12/08/21 (Call 11/08/21)	100	100,289
3.20%, 10/21/26 (Call 07/21/26)	250	240,245
3.30%, 04/27/25	200	197,038
3.40%, 05/01/26	125	122,308
3.50%, 05/15/23	525	528,570

Security	Principal (000s)	Value
3.70%, 01/12/26	$1,500	$1,504,320
3.75%, 06/16/24	100	102,545
3.88%, 10/25/23	675	701,885
3.88%, 03/26/25	500	497,670
4.00%, 08/05/24	587	596,556
4.40%, 06/10/25	250	256,910
4.50%, 01/14/22	883	945,481
4.60%, 03/09/26	325	337,295
5.38%, 08/09/20	100	109,445
5.50%, 09/13/25	890	979,365
6.13%, 05/15/18	645	677,682
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	500	504,330
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	300	295,224
4.35%, 08/01/25 (Call 07/01/25)	50	51,080
Comerica Bank
2.50%, 06/02/20	250	250,620
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	84,936
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	251,392
2.30%, 03/12/20	500	500,190
2.40%, 11/02/20	615	613,709
2.50%, 09/20/18	500	505,485
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	249,825
3.88%, 04/10/25 (Call 03/10/25)	250	242,038
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	243,825
3.95%, 11/09/22	1,500	1,540,080
4.50%, 01/11/21	375	402,439
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	1,000	1,006,870
2.50%, 01/19/21	500	500,120
2.75%, 01/10/22	250	250,915

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Credit Suisse AG/New York NY
1.70%, 04/27/18	$250	$249,993
2.30%, 05/28/19	500	502,655
3.00%, 10/29/21	1,250	1,263,413
3.63%, 09/09/24	1,050	1,065,393
5.40%, 01/14/20	400	430,216
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	501,970
3.45%, 04/16/21	345	350,475
3.75%, 03/26/25	390	384,333
3.80%, 09/15/22	750	760,125
3.80%, 06/09/23	250	250,970
4.55%, 04/17/26	500	517,135
Deutsche Bank AG
2.85%, 05/10/19	525	527,625
2.95%, 08/20/20	727	725,997
3.13%, 01/13/21	200	199,668
3.38%, 05/12/21	250	251,552
4.10%, 01/13/26	250	249,525
Deutsche Bank AG/London
2.50%, 02/13/19	250	250,155
3.70%, 05/30/24	365	356,667
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	500	504,780
3.10%, 06/04/20 (Call 05/04/20)	250	254,578
3.45%, 07/27/26 (Call 04/27/26)	250	244,510
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	400	403,244
2.88%, 07/27/20 (Call 06/27/20)	550	559,295
4.30%, 01/16/24 (Call 12/16/23)	400	416,620
4.50%, 06/01/18	12	12,394
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	197,828
2.30%, 03/15/19 (Call 02/15/19)	200	201,628

Security	Principal (000s)	Value
2.38%, 04/25/19 (Call 03/25/19)	$700	$707,763
3.85%, 03/15/26 (Call 02/15/26)	400	404,708
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	230	230,304
2.35%, 11/15/21 (Call 11/15/20)	105	102,747
2.55%, 10/23/19	275	277,797
2.60%, 04/23/20 (Call 03/23/20)	135	135,998
2.63%, 04/25/21 (Call 03/25/21)	130	130,048
2.75%, 09/15/20 (Call 08/15/20)	1,825	1,841,589
2.88%, 02/25/21 (Call 01/25/21)	600	605,658
2.90%, 07/19/18	570	578,841
3.00%, 04/26/22 (Call 04/26/21)	250	250,330
3.50%, 01/23/25 (Call 10/23/24)	455	454,481
3.50%, 11/16/26 (Call 11/16/25)	500	491,875
3.63%, 01/22/23	75	77,011
3.75%, 05/22/25 (Call 02/22/25)	462	468,131
3.85%, 07/08/24 (Call 04/08/24)	506	520,107
3.85%, 01/26/27 (Call 01/26/26)	1,450	1,464,283
4.00%, 03/03/24	1,375	1,431,966
4.25%, 10/21/25	300	307,446
5.25%, 07/27/21	700	770,581
5.38%, 03/15/20	1,000	1,085,320
5.75%, 01/24/22	1,550	1,748,400
6.00%, 06/15/20	100	111,051
6.15%, 04/01/18	1,215	1,272,737
7.50%, 02/15/19	750	828,540
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	350	372,782

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HSBC Holdings PLC
2.65%, 01/05/22	$645	$636,163
2.95%, 05/25/21	650	654,030
3.40%, 03/08/21	250	256,200
3.90%, 05/25/26	1,000	1,013,520
4.00%, 03/30/22	400	418,332
4.25%, 03/14/24	1,000	1,018,310
4.30%, 03/08/26	755	789,368
4.38%, 11/23/26	250	253,585
5.10%, 04/05/21	526	572,346
HSBC USA Inc.
2.35%, 03/05/20	300	299,676
2.38%, 11/13/19	925	928,126
2.63%, 09/24/18	800	808,560
3.50%, 06/23/24	300	304,521
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	500	487,725
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	250,273
2.40%, 04/01/20 (Call 03/01/20)	500	499,705
2.88%, 08/20/20 (Call 07/20/20)	250	253,490
Industrial & Commercial Bank of China Ltd./New York
2.64%, 05/26/21	500	495,025
Intesa Sanpaolo SpA
3.88%, 01/15/19	750	765,097
5.25%, 01/12/24	250	263,090
JPMorgan Chase & Co.
1.63%, 05/15/18	110	110,077
1.85%, 03/22/19 (Call 02/22/19)	250	250,255
2.20%, 10/22/19	700	703,773
2.25%, 01/23/20 (Call 12/23/19)	600	603,210
2.35%, 01/28/19	250	252,712
2.55%, 10/29/20 (Call 09/29/20)	2,950	2,972,951
2.55%, 03/01/21 (Call 02/01/21)	250	250,680

Security	Principal (000s)	Value
2.70%, 05/18/23 (Call 03/18/23)	$250	$245,350
2.95%, 10/01/26 (Call 07/01/26)	250	239,038
2.97%, 01/15/23 (Call 01/15/22)	350	350,395
3.13%, 01/23/25 (Call 10/23/24)	750	742,590
3.20%, 01/25/23	550	557,331
3.25%, 09/23/22	540	551,065
3.30%, 04/01/26 (Call 01/01/26)	1,000	986,180
3.38%, 05/01/23	450	451,768
3.63%, 05/13/24	830	851,812
3.88%, 02/01/24	1,600	1,669,936
3.90%, 07/15/25 (Call 04/15/25)	700	727,006
4.25%, 10/15/20	600	640,686
4.35%, 08/15/21	500	535,975
4.50%, 01/24/22	874	944,873
4.63%, 05/10/21	350	378,161
4.95%, 03/25/20	300	324,774
6.30%, 04/23/19	432	471,373
Series H
1.70%, 03/01/18 (Call 02/01/18)	826	827,751
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	250	249,333
1.65%, 09/23/19 (Call 08/23/19)	250	249,153
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	410	407,917
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	201,162
2.90%, 09/15/20	455	463,267
5.10%, 03/24/21	800	876,200
KfW
0.88%, 04/19/18	900	896,391
1.00%, 09/07/18	50	49,736
1.00%, 07/15/19	250	246,545
1.13%, 08/06/18	1,165	1,161,703

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.13%, 11/16/18	$1,300	$1,293,981
1.25%, 09/30/19	750	742,537
1.50%, 02/06/19	1,900	1,900,532
1.50%, 04/20/20	3,625	3,592,157
1.63%, 03/15/21[a]	2,000	1,969,280
1.88%, 04/01/19	2,150	2,166,146
1.88%, 06/30/20	1,000	1,000,530
1.88%, 11/30/20	500	498,420
2.00%, 05/02/25	1,700	1,635,825
2.13%, 01/17/23	300	296,673
2.50%, 11/20/24	1,200	1,203,552
2.63%, 01/25/22	925	944,490
2.75%, 09/08/20	250	257,135
2.75%, 10/01/20	1,300	1,336,881
4.00%, 01/27/20	150	159,476
Series G
4.38%, 03/15/18	1,247	1,287,141
Korea Development Bank (The)
2.25%, 05/18/20	400	398,584
3.00%, 09/14/22	500	505,680
3.00%, 01/13/26[a]	200	198,904
4.63%, 11/16/21	200	217,150
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	250	249,315
1.38%, 10/23/19	200	198,526
1.88%, 09/17/18	600	604,602
2.00%, 01/13/25	500	481,990
2.25%, 10/01/21	50	50,252
2.38%, 06/10/25	750	741,097
Lloyds Bank PLC
2.05%, 01/22/19	200	200,318
2.70%, 08/17/20	500	505,495
6.38%, 01/21/21	150	170,706
Lloyds Banking Group PLC
3.75%, 01/11/27	950	943,360
4.58%, 12/10/25	250	254,885
4.65%, 03/24/26	400	410,724
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	998,780
2.30%, 01/30/19 (Call 12/30/18)	250	252,655
2.90%, 02/06/25 (Call 01/06/25)	250	246,463

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	$250	$234,865
2.95%, 03/01/21	800	808,376
3.68%, 02/22/27	100	101,217
3.85%, 03/01/26	900	924,210
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	244,050
3.66%, 02/28/27	205	207,155
Morgan Stanley
2.13%, 04/25/18	450	452,538
2.38%, 07/23/19	500	503,735
2.45%, 02/01/19	215	216,937
2.50%, 01/24/19	450	454,698
2.63%, 11/17/21	275	273,298
2.65%, 01/27/20	530	535,841
3.13%, 07/27/26	650	624,656
3.63%, 01/20/27	500	498,425
3.70%, 10/23/24	1,140	1,163,165
3.88%, 01/27/26	415	423,756
4.00%, 07/23/25	605	625,655
4.10%, 05/22/23	200	207,488
4.35%, 09/08/26	1,350	1,387,894
4.88%, 11/01/22	800	865,296
5.50%, 01/26/20	400	435,456
5.50%, 07/24/20	400	438,540
5.50%, 07/28/21	350	389,539
5.63%, 09/23/19	200	216,920
5.75%, 01/25/21	1,175	1,309,796
6.63%, 04/01/18	2,603	2,738,330
7.30%, 05/13/19	800	888,160
Series F
3.88%, 04/29/24	1,100	1,136,806
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	350	338,383
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	750	758,115
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	251,940
2.50%, 07/12/26	500	468,440
2.63%, 07/23/20	500	504,150
2.63%, 01/14/21	250	251,125

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.80%, 01/10/22	$250	$252,097
3.38%, 01/14/26	250	251,717
National Bank of Canada
2.10%, 12/14/18	250	251,135
National City Corp.
6.88%, 05/15/19	776	855,369
Northern Trust Corp.
3.38%, 08/23/21	150	156,195
3.45%, 11/04/20	113	118,080
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	425	423,827
1.13%, 04/26/19	500	494,350
1.38%, 02/10/20	650	641,283
1.50%, 10/21/20	975	958,776
1.88%, 01/20/21	250	247,770
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[b]	250	247,838
2.20%, 01/28/19 (Call 12/29/18)[b]	500	503,645
2.30%, 06/01/20 (Call 05/02/20)[b]	500	502,240
2.70%, 11/01/22 (Call 10/01/22)[b]	250	248,510
2.95%, 02/23/25 (Call 01/24/25)[b]	300	297,387
3.25%, 06/01/25 (Call 05/02/25)[b]	250	252,370
4.20%, 11/01/25 (Call 10/02/25)[b]	250	268,032
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)[b]	400	413,172
3.90%, 04/29/24 (Call 03/29/24)[b]	500	518,050
4.38%, 08/11/20[b]	350	373,292
RBC USA Holdco Corp.
5.25%, 09/15/20	400	437,284
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	500	501,945

Security	Principal (000s)	Value
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	$250	$254,790
Royal Bank of Canada
1.63%, 04/15/19	250	248,780
2.00%, 12/10/18	750	753,532
2.13%, 03/02/20	200	199,856
2.15%, 03/15/19	500	503,070
2.15%, 03/06/20	200	200,190
2.20%, 07/27/18	382	385,243
2.35%, 10/30/20	544	545,556
4.65%, 01/27/26	250	266,415
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	450	444,375
4.80%, 04/05/26	450	460,687
6.40%, 10/21/19	250	273,125
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	149,502
3.45%, 08/27/18 (Call 07/27/18)	250	253,970
4.50%, 07/17/25 (Call 04/17/25)	375	383,692
Santander Issuances SAU
5.18%, 11/19/25	400	411,088
Santander UK Group Holdings PLC
2.88%, 10/16/20	355	356,431
3.13%, 01/08/21	295	297,213
Santander UK PLC
2.00%, 08/24/18	195	195,255
2.38%, 03/16/20	475	475,233
2.50%, 03/14/19	250	252,175
3.05%, 08/23/18	26	26,454
4.00%, 03/13/24	205	213,790
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	242,663
State Street Corp.
1.35%, 05/15/18	10	9,987
1.95%, 05/19/21	310	305,052
2.65%, 05/19/26	250	239,918
3.55%, 08/18/25	280	288,884
3.70%, 11/20/23	475	497,710
4.38%, 03/07/21	445	477,966

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	$3,150	$3,160,710
2.45%, 10/20/20	500	496,925
2.50%, 07/19/18	500	504,140
3.65%, 07/23/25	500	513,355
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	75	75,599
3.01%, 10/19/26	250	239,778
3.45%, 01/11/27	500	497,565
3.78%, 03/09/26	325	332,358
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	250	243,463
7.25%, 03/15/18	262	275,965
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	12	12,109
2.70%, 01/27/22 (Call 12/27/21)	250	250,040
2.90%, 03/03/21 (Call 02/03/21)	500	506,410
SVB Financial Group
3.50%, 01/29/25	550	538,742
Svenska Handelsbanken AB
1.50%, 09/06/19	250	246,795
1.88%, 09/07/21	250	242,820
2.40%, 10/01/20	250	250,095
2.45%, 03/30/21	250	249,535
2.50%, 01/25/19	650	657,865
Toronto-Dominion Bank (The)
1.40%, 04/30/18	640	639,750
1.45%, 09/06/18	250	249,548
1.63%, 03/13/18	420	420,806
1.75%, 07/23/18	409	410,198
1.80%, 07/13/21	600	584,838
2.13%, 07/02/19	400	402,516
2.13%, 04/07/21	475	470,240
2.25%, 11/05/19	300	302,334
2.50%, 12/14/20	500	504,050
2.63%, 09/10/18	22	22,336
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	16	16,092

Security	Principal (000s)	Value
2.35%, 01/29/21 (Call 12/29/20)	$250	$250,427
2.63%, 01/24/22 (Call 12/23/21)	250	251,360
2.95%, 07/15/22 (Call 06/15/22)	286	289,269
3.10%, 04/27/26 (Call 03/27/26)	950	935,722
3.70%, 01/30/24 (Call 12/29/23)	75	78,668
4.13%, 05/24/21 (Call 04/23/21)	100	107,150
Series F
3.60%, 09/11/24 (Call 08/11/24)	250	257,192
Series V
2.38%, 07/22/26 (Call 06/22/26)	250	234,235
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	450	452,461
2.80%, 01/27/25 (Call 12/27/24)	250	246,460
UBS AG/Stamford CT
1.80%, 03/26/18	250	250,523
2.35%, 03/26/20	250	250,063
2.38%, 08/14/19	1,000	1,008,060
5.75%, 04/25/18	1,100	1,150,897
Wells Fargo & Co.
2.10%, 07/26/21	875	856,975
2.13%, 04/22/19	550	552,915
2.15%, 01/15/19	200	201,452
2.50%, 03/04/21	740	740,733
2.55%, 12/07/20	335	337,221
2.60%, 07/22/20	574	580,303
3.00%, 02/19/25	1,525	1,489,986
3.00%, 04/22/26	1,250	1,205,912
3.30%, 09/09/24	612	614,595
3.50%, 03/08/22	325	337,038
3.55%, 09/29/25	1,121	1,130,954
4.10%, 06/03/26	300	307,263
4.60%, 04/01/21	425	458,787
Series M
3.45%, 02/13/23	700	710,045

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20	$907	$908,070
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	249,470
2.15%, 12/06/19	500	502,550
Westpac Banking Corp.
1.55%, 05/25/18	350	349,892
1.60%, 08/19/19	275	272,308
1.65%, 05/13/19	150	148,917
1.95%, 11/23/18	500	500,910
2.00%, 08/19/21	250	244,173
2.10%, 05/13/21	335	329,188
2.60%, 11/23/20	1,000	1,006,270
2.70%, 08/19/26	250	238,223
2.80%, 01/11/22	100	100,865
2.85%, 05/13/26	295	285,058
3.35%, 03/08/27	250	250,268
4.88%, 11/19/19	575	616,768

		227,182,405
BEVERAGES — 0.92%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,095	1,098,449
2.15%, 02/01/19	825	831,971
2.65%, 02/01/21 (Call 01/01/21)	1,735	1,753,946
3.30%, 02/01/23 (Call 12/01/22)	1,250	1,276,538
3.65%, 02/01/26 (Call 11/01/25)	2,225	2,262,046
3.70%, 02/01/24	500	519,915
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	450	446,657
5.38%, 01/15/20	1,050	1,146,527
7.75%, 01/15/19	625	692,388
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	200	200,990
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	243,340
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	250	254,833

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.15%, 04/01/18	$18	$17,980
1.38%, 05/30/19	75	74,783
1.55%, 09/01/21	250	244,568
1.65%, 03/14/18	175	175,705
1.65%, 11/01/18	684	687,728
1.88%, 10/27/20	500	500,445
2.25%, 09/01/26	250	235,243
2.45%, 11/01/20	550	559,696
2.55%, 06/01/26	250	240,970
2.88%, 10/27/25	450	448,069
3.20%, 11/01/23	225	233,435
3.30%, 09/01/21	500	524,270
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	503,730
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	500	499,820
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	150	149,463
Diageo Investment Corp.
2.88%, 05/11/22	250	255,282
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	200	187,090
3.13%, 12/15/23 (Call 10/15/23)	250	250,965
3.20%, 11/15/21 (Call 08/15/21)	125	127,949
3.40%, 11/15/25 (Call 08/15/25)	175	175,700
6.82%, 05/01/18	5	5,295
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	645	631,545
PepsiCo Inc.
1.35%, 10/04/19	230	228,418
1.50%, 02/22/19	140	139,992
2.15%, 10/14/20 (Call 09/14/20)	1,000	1,005,720
2.25%, 01/07/19 (Call 12/07/18)	175	177,566

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.38%, 10/06/26 (Call 07/06/26)	$250	$237,420
2.75%, 03/05/22	300	304,098
2.75%, 04/30/25 (Call 01/30/25)	350	344,893
2.85%, 02/24/26 (Call 11/24/25)	275	271,958
3.00%, 08/25/21	200	206,258
3.13%, 11/01/20	100	103,913
3.60%, 03/01/24 (Call 12/01/23)	650	685,841
5.00%, 06/01/18	278	290,607

		21,454,015
BIOTECHNOLOGY — 0.54%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	85	82,467
2.13%, 05/01/20 (Call 04/01/20)	425	424,953
2.20%, 05/22/19 (Call 04/22/19)	1,200	1,210,512
2.60%, 08/19/26 (Call 05/19/26)	215	199,655
3.63%, 05/22/24 (Call 02/22/24)	600	618,216
3.88%, 11/15/21 (Call 08/15/21)	400	422,088
4.10%, 06/15/21 (Call 03/15/21)	100	105,884
4.50%, 03/15/20	400	426,656
5.70%, 02/01/19	212	227,673
6.15%, 06/01/18	100	105,542
Baxalta Inc.
2.00%, 06/22/18	35	35,084
2.88%, 06/23/20 (Call 05/23/20)	800	808,192
4.00%, 06/23/25 (Call 03/23/25)	400	407,784
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	150	159,689
Biogen Inc.
2.90%, 09/15/20	555	564,818
4.05%, 09/15/25 (Call 06/15/25)	345	356,789
6.88%, 03/01/18	725	763,273

Security	Principal (000s)	Value
Celgene Corp.
2.25%, 05/15/19	$400	$401,900
2.88%, 08/15/20	100	101,539
3.25%, 08/15/22	210	212,946
3.88%, 08/15/25 (Call 05/15/25)	850	869,389
3.95%, 10/15/20	245	257,520
4.00%, 08/15/23	250	262,313
Gilead Sciences Inc.
1.85%, 09/04/18	16	16,057
1.95%, 03/01/22 (Call 02/01/22)	195	188,481
2.05%, 04/01/19	250	251,152
2.55%, 09/01/20	690	697,093
3.25%, 09/01/22 (Call 07/01/22)	765	783,054
3.50%, 02/01/25 (Call 11/01/24)	745	753,389
3.65%, 03/01/26 (Call 12/01/25)	325	329,748
3.70%, 04/01/24 (Call 01/01/24)	374	384,786
4.50%, 04/01/21 (Call 01/01/21)	100	107,540

		12,536,182
BUILDING MATERIALS — 0.07%
CRH America Inc.
8.13%, 07/15/18	110	119,160
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	100	100,783
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[c]	25	25,611
3.75%, 12/01/21 (Call 09/01/21)	200	208,696
3.90%, 02/14/26 (Call 11/14/25)	100	103,785
4.25%, 03/01/21	36	38,114
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	80	78,985

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$150	$156,276
4.20%, 12/01/24 (Call 09/01/24)	300	308,943
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	250	262,407
7.50%, 06/15/21	250	293,445

		1,696,205
CHEMICALS — 0.57%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	150,042
3.50%, 06/01/23 (Call 03/01/23)	75	75,841
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	250	257,490
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	75	75,626
3.05%, 08/01/20 (Call 07/01/20)	880	905,414
3.65%, 07/15/24 (Call 04/15/24)	175	181,879
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	100	95,923
3.70%, 07/15/22	180	183,195
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	100	99,333
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	380	385,305
3.50%, 10/01/24 (Call 07/01/24)	150	152,888
4.13%, 11/15/21 (Call 08/15/21)	500	531,315
4.25%, 11/15/20 (Call 08/15/20)	300	319,338
5.70%, 05/15/18	200	209,248
8.55%, 05/15/19	400	456,356

Security	Principal (000s)	Value
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	$470	$477,116
3.60%, 08/15/22 (Call 05/15/22)	195	201,324
5.50%, 11/15/19	150	163,243
EI du Pont de Nemours & Co.
2.80%, 02/15/23	300	298,242
3.63%, 01/15/21	675	703,296
4.25%, 04/01/21	275	293,934
4.63%, 01/15/20	225	240,295
5.75%, 03/15/19	75	80,769
6.00%, 07/15/18	175	185,320
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	340	347,534
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	800	845,392
5.75%, 04/15/24 (Call 01/15/24)	250	287,005
6.00%, 11/15/21 (Call 08/17/21)	400	453,912
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	200	198,000
Monsanto Co.
2.13%, 07/15/19	465	465,921
3.38%, 07/15/24 (Call 04/15/24)	285	287,574
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	350	361,273
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	200	190,450
3.63%, 03/15/24 (Call 12/15/23)	269	270,038
4.00%, 12/15/26 (Call 09/15/26)	250	254,263
6.50%, 05/15/19	75	81,532
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	201,686
3.60%, 11/15/20	200	209,440

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$100	$98,128
2.65%, 02/05/25 (Call 11/05/24)	45	44,166
2.70%, 02/21/23 (Call 11/21/22)	75	74,814
3.00%, 09/01/21	100	102,680
3.20%, 01/30/26 (Call 10/30/25)	25	25,453
4.05%, 03/15/21	100	106,508
4.50%, 08/15/19	256	271,903
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	252,792
3.75%, 03/15/27	100	100,539
Syngenta Finance NV
3.13%, 03/28/22	325	325,816
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	156,657
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[d]	400	393,592

		13,129,800
COMMERCIAL SERVICES — 0.14%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	240	242,182
3.38%, 09/15/25 (Call 06/15/25)	165	170,892
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	450	458,987
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	450	458,739
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	203,536
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	272,782
5.50%, 09/01/20	120	131,435

Security	Principal (000s)	Value
Princeton University Series A
4.95%, 03/01/19	$50	$53,134
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)[d]	370	352,262
3.30%, 08/14/20 (Call 07/14/20)	85	86,892
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	90	97,227
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	250	256,427
5.80%, 05/01/21	100	111,258
Western Union Co. (The)
3.65%, 08/22/18	205	209,783
5.25%, 04/01/20	66	70,912

		3,176,448
COMPUTERS — 0.90%
Apple Inc.
1.00%, 05/03/18	945	942,052
1.55%, 02/07/20	429	425,890
1.55%, 08/04/21 (Call 07/04/21)	130	126,044
1.70%, 02/22/19	70	70,276
1.90%, 02/07/20	100	100,244
2.10%, 05/06/19	1,300	1,314,690
2.25%, 02/23/21 (Call 01/23/21)	1,080	1,083,100
2.40%, 05/03/23	650	639,704
2.50%, 02/09/22 (Call 01/09/22)	250	251,197
2.50%, 02/09/25	50	48,498
2.70%, 05/13/22	1,000	1,010,850
2.85%, 05/06/21	1,000	1,024,380
2.85%, 02/23/23 (Call 12/23/22)	500	505,605
3.20%, 05/13/25	690	698,749
3.25%, 02/23/26 (Call 11/23/25)	535	543,089
3.35%, 02/09/27 (Call 11/09/26)	235	239,066
3.45%, 05/06/24	302	313,231

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Computer Sciences Corp.
4.45%, 09/15/22	$150	$157,342
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[d]	1,500	1,573,215
5.45%, 06/15/23 (Call 04/15/23)[d]	870	939,870
6.02%, 06/15/26 (Call 03/15/26)[d]	1,040	1,145,882
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	50	50,676
3.60%, 10/15/20 (Call 09/15/20)	900	923,634
4.40%, 10/15/22 (Call 08/15/22)	300	316,053
4.90%, 10/15/25 (Call 07/15/25)	350	364,630
HP Inc.
4.05%, 09/15/22	189	197,959
4.30%, 06/01/21	200	211,180
4.38%, 09/15/21	350	372,274
4.65%, 12/09/21	550	589,699
International Business Machines Corp.
1.63%, 05/15/20	500	496,440
1.88%, 08/01/22	100	97,000
2.88%, 11/09/22	300	304,302
2.90%, 11/01/21	550	564,724
3.30%, 01/27/27	250	252,200
3.38%, 08/01/23	500	518,445
3.45%, 02/19/26	500	512,125
3.63%, 02/12/24	600	628,338
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	100	99,840
3.38%, 06/15/21 (Call 04/15/21)	45	46,024
Seagate HDD Cayman
3.75%, 11/15/18	315	324,617
4.75%, 06/01/23	200	200,448
4.75%, 01/01/25	235	226,890
4.88%, 03/01/24 (Call 01/01/24)[d]	350	343,479

		20,793,951

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.10%
Colgate-Palmolive Co.
2.30%, 05/03/22	$550	$549,345
2.45%, 11/15/21	200	203,012
2.95%, 11/01/20	190	196,464
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	88,141
3.15%, 03/15/27 (Call 12/15/26)	180	180,616
Procter & Gamble Co. (The)
1.60%, 11/15/18	264	265,151
1.70%, 11/03/21	60	59,050
1.90%, 11/01/19	110	110,824
2.30%, 02/06/22	550	553,443
2.45%, 11/03/26	100	95,973
2.70%, 02/02/26	110	108,144

		2,410,163
DIVERSIFIED FINANCIAL SERVICES — 1.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	500	517,820
4.50%, 05/15/21	875	926,100
4.63%, 10/30/20	700	746,865
Affiliated Managers Group Inc.
3.50%, 08/01/25	200	194,766
4.25%, 02/15/24	100	103,718
Air Lease Corp.
2.13%, 01/15/20	110	108,929
2.63%, 09/04/18 (Call 08/04/18)	720	726,379
3.38%, 01/15/19 (Call 12/15/18)	135	138,001
3.38%, 06/01/21 (Call 05/01/21)	110	112,232
4.25%, 09/15/24 (Call 06/15/24)	250	258,752
4.75%, 03/01/20	150	159,240
Alterra Finance LLC
6.25%, 09/30/20	100	111,685
American Express Co.
1.55%, 05/22/18	100	99,976
2.65%, 12/02/22	607	602,393
7.00%, 03/19/18	400	422,256

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	$415	$415,971
1.88%, 11/05/18 (Call 10/05/18)	155	155,358
2.13%, 07/27/18	26	26,153
2.13%, 03/18/19	825	828,869
2.25%, 08/15/19	450	453,780
2.25%, 05/05/21 (Call 04/04/21)	1,200	1,189,080
2.38%, 05/26/20 (Call 04/25/20)	210	211,628
2.70%, 03/03/22	210	209,532
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	300	287,625
4.00%, 10/15/23	390	413,240
5.30%, 03/15/20	240	260,928
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	264	273,660
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	99,693
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	502,355
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	145	145,167
3.00%, 03/10/25 (Call 12/10/24)	80	79,566
3.23%, 09/01/22	262	268,280
4.45%, 07/22/20	347	372,147
CME Group Inc.
3.00%, 09/15/22	200	204,952
3.00%, 03/15/25 (Call 12/15/24)	250	251,585
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	150	148,500
3.85%, 11/21/22	325	333,125
3.95%, 11/06/24 (Call 08/06/24)	200	201,000

Security	Principal (000s)	Value
4.10%, 02/09/27 (Call 11/09/26)	$35	$35,350
Franklin Resources Inc.
2.80%, 09/15/22	250	251,435
2.85%, 03/30/25	125	122,185
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,166	1,175,037
3.37%, 11/15/25	800	824,600
HSBC Finance Corp.
6.68%, 01/15/21	411	464,607
Intercontinental Exchange Inc.
2.50%, 10/15/18	450	456,322
2.75%, 12/01/20 (Call 11/01/20)	625	635,775
3.75%, 12/01/25 (Call 09/01/25)	250	260,478
4.00%, 10/15/23	120	127,834
International Lease Finance Corp.
5.88%, 04/01/19	500	536,205
6.25%, 05/15/19	100	108,446
7.13%, 09/01/18[d]	25	26,864
Invesco Finance PLC
3.13%, 11/30/22	150	150,855
4.00%, 01/30/24	250	262,952
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	400	422,240
Jefferies Group LLC
4.85%, 01/15/27	250	255,735
5.13%, 04/13/18	210	217,060
5.13%, 01/20/23	425	452,680
6.88%, 04/15/21	275	312,625
8.50%, 07/15/19	300	341,109
Lazard Group LLC
3.75%, 02/13/25	330	328,271
4.25%, 11/14/20	418	439,481
Legg Mason Inc.
3.95%, 07/15/24	350	351,824
MasterCard Inc.
2.00%, 04/01/19	58	58,490
2.95%, 11/21/26 (Call 08/21/26)	85	84,925
3.38%, 04/01/24	450	468,072

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	$325	$326,888
4.25%, 06/01/24 (Call 03/01/24)	300	310,758
5.55%, 01/15/20	180	194,767
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	250	248,097
2.15%, 02/01/19 (Call 01/01/19)	275	276,798
2.30%, 11/15/19 (Call 10/15/19)	200	201,912
2.30%, 11/01/20 (Call 10/01/20)	200	199,474
2.70%, 02/15/23 (Call 12/15/22)	250	248,372
2.95%, 02/07/24 (Call 12/07/23)	250	251,890
3.05%, 02/15/22 (Call 11/15/21)	350	357,907
3.25%, 11/01/25 (Call 08/01/25)	125	126,388
3.40%, 11/15/23 (Call 08/15/23)	150	153,696
Nomura Holdings Inc.
6.70%, 03/04/20	325	362,732
Raymond James Financial Inc.
3.63%, 09/15/26	250	247,658
Stifel Financial Corp.
4.25%, 07/18/24	445	448,702
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	154	154,919
2.70%, 02/03/20 (Call 01/03/20)	172	172,320
3.00%, 08/15/19 (Call 07/15/19)	275	279,455
3.70%, 08/04/26 (Call 05/04/26)	450	441,054
4.25%, 08/15/24 (Call 05/15/24)	350	361,966
4.50%, 07/23/25 (Call 04/24/25)	175	183,437

Security	Principal (000s)	Value
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$250	$254,195
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	830	836,001
2.80%, 12/14/22 (Call 10/14/22)	1,150	1,164,858
3.15%, 12/14/25 (Call 09/14/25)	542	549,133

		30,086,140
ELECTRIC — 1.49%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)[d]	115	113,730
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	92,854
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	175,313
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	175	176,174
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	200	189,082
8.75%, 03/01/19	250	283,065
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	350	351,358
2.40%, 02/01/20 (Call 01/01/20)	80	80,538
3.75%, 11/15/23 (Call 08/15/23)	70	73,651
5.75%, 04/01/18	385	402,444
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	263,025
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	98,509

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Series AA
3.00%, 02/01/27 (Call 11/01/26)	$200	$198,336
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[d]	200	198,308
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	50	55,636
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	170	171,831
6.25%, 02/01/20	300	332,115
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	100,343
Consolidated Edison Co. of New York Inc.
2.90%, 12/01/26 (Call 09/01/26)	150	146,874
3.30%, 12/01/24 (Call 09/01/24)	175	178,566
5.85%, 04/01/18	162	169,284
6.65%, 04/01/19	175	192,010
7.13%, 12/01/18	114	124,479
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	50,705
3.13%, 08/31/24 (Call 05/31/24)	150	151,056
3.38%, 08/15/23 (Call 05/15/23)	225	232,335
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	600	605,754
2.75%, 01/15/22 (Call 12/15/21)	250	249,765
3.63%, 12/01/24 (Call 09/01/24)	450	454,927
3.90%, 10/01/25 (Call 07/01/25)	100	102,503
4.45%, 03/15/21	250	266,827
5.20%, 08/15/19	250	268,120
6.40%, 06/15/18	191	201,658

Security	Principal (000s)	Value
Series C
2.00%, 08/15/21 (Call 07/15/21)	$100	$97,414
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	270	279,504
3.65%, 03/15/24 (Call 12/15/23)	330	347,952
3.90%, 06/01/21 (Call 03/01/21)	150	158,432
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	55,289
2.85%, 10/01/26 (Call 07/01/26)	100	93,725
3.30%, 06/15/22 (Call 04/15/22)	225	229,230
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	250	247,240
2.95%, 12/01/26 (Call 09/01/26)	125	123,206
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	345	333,957
2.10%, 06/15/18 (Call 05/15/18)	350	351,544
2.65%, 09/01/26 (Call 06/01/26)	65	61,004
3.05%, 08/15/22 (Call 05/15/22)	100	100,804
3.55%, 09/15/21 (Call 06/15/21)	150	155,616
3.75%, 04/15/24 (Call 01/15/24)	280	289,503
5.05%, 09/15/19	262	280,450
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	250	252,410
4.55%, 04/01/20	45	48,166
Duke Energy Indiana LLC
3.75%, 07/15/20	225	235,813

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	$100	$101,519
3.00%, 09/15/21 (Call 06/15/21)	150	153,843
3.25%, 08/15/25 (Call 05/15/25)	40	40,683
Edison International
2.95%, 03/15/23 (Call 01/15/23)	250	249,820
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	155	153,951
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	100	100,700
3.70%, 06/01/24 (Call 03/01/24)	275	286,718
3.75%, 02/15/21 (Call 11/15/20)	200	209,412
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	210,000
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	20	23,292
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	500	471,780
Entergy Texas Inc.
7.13%, 02/01/19	50	54,627
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	405	410,998
3.40%, 04/15/26 (Call 01/15/26)	50	49,347
3.95%, 06/15/25 (Call 03/15/25)	465	479,127
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	175	177,179
4.25%, 06/15/22 (Call 03/15/22)	320	334,221

Security	Principal (000s)	Value
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	$100	$104,625
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	154,682
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[d]	350	329,973
Georgia Power Co.
1.95%, 12/01/18	366	367,976
3.25%, 03/30/27	250	249,717
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,001
5.29%, 06/15/22 (Call 03/15/22)[c]	75	81,637
Hydro-Quebec
9.40%, 02/01/21	502	627,269
Integrys Holding Inc.
4.17%, 11/01/20	50	52,882
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	250	251,785
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,636
3.30%, 10/01/25 (Call 07/01/25)	250	252,535
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	207,876
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	303,699
3.50%, 10/15/24 (Call 07/15/24)	100	103,643
3.70%, 09/15/23 (Call 06/15/23)	100	104,698
5.30%, 03/15/18	100	103,925
Nevada Power Co.
7.13%, 03/15/19	200	221,226

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	$110	$109,776
2.40%, 09/15/19 (Call 08/15/19)	50	50,347
4.50%, 06/01/21 (Call 03/01/21)	100	107,120
6.00%, 03/01/19	256	275,494
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	325	318,279
2.20%, 08/15/20 (Call 07/15/20)	220	220,816
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	245,572
2.70%, 06/01/26 (Call 03/01/26)	230	220,209
3.25%, 11/15/25 (Call 08/15/25)	125	125,391
Oglethorpe Power Corp.
6.10%, 03/15/19	175	188,169
Ohio Power Co. Series M
5.38%, 10/01/21	150	167,549
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	325	326,482
4.10%, 06/01/22 (Call 03/01/22)	25	26,681
7.00%, 09/01/22	225	273,739
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	102,140
3.40%, 08/15/24 (Call 05/15/24)	230	235,614
3.50%, 10/01/20 (Call 07/01/20)	125	129,814
3.50%, 06/15/25 (Call 03/15/25)	350	359,195
3.75%, 02/15/24 (Call 11/15/23)	200	209,498
4.25%, 05/15/21 (Call 02/15/21)	100	106,789
8.25%, 10/15/18	164	180,400

Security	Principal (000s)	Value
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	$150	$153,150
3.85%, 06/15/21 (Call 03/15/21)	100	105,983
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	400	402,880
5.35%, 03/01/18	10	10,388
Portland General Electric Co.
6.10%, 04/15/19	150	162,564
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	207,204
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	100	99,962
3.10%, 05/15/26 (Call 02/15/26)	250	241,362
3.95%, 03/15/24 (Call 12/15/23)	75	78,236
4.20%, 06/15/22 (Call 03/15/22)	100	105,603
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	154,102
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	225	228,035
4.40%, 01/15/21 (Call 10/15/20)	675	716,155
7.05%, 03/15/19	300	329,433
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	250	251,637
4.15%, 09/15/21 (Call 06/15/21)	225	234,891
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	250	247,477
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	175	179,352

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	$100	$100,524
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	106,336
5.15%, 12/01/19	200	216,158
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	59,173
2.25%, 09/15/26 (Call 06/15/26)	250	233,340
2.38%, 05/15/23 (Call 02/15/23)	175	171,133
3.15%, 08/15/24 (Call 05/15/24)	125	126,695
Series I
1.80%, 06/01/19 (Call 05/01/19)	275	275,547
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	175	173,715
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	275	263,535
3.00%, 08/15/21	200	205,544
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	51,617
4.75%, 05/15/21 (Call 02/15/21)	275	290,933
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	283	271,909
South Carolina Electric & Gas Co.
6.50%, 11/01/18	25	26,893
Southern Co. (The)
1.85%, 07/01/19	275	273,969
2.15%, 09/01/19 (Call 08/01/19)	350	350,406
2.35%, 07/01/21 (Call 06/01/21)	200	197,472
2.75%, 06/15/20 (Call 05/15/20)	400	404,668

Security	Principal (000s)	Value
2.95%, 07/01/23 (Call 05/01/23)	$600	$590,226
3.25%, 07/01/26 (Call 04/01/26)	411	399,669
Southern Power Co.
2.50%, 12/15/21 (Call 11/15/21)	500	492,280
Southwestern Electric Power Co.
6.45%, 01/15/19	162	174,986
Series K
2.75%, 10/01/26 (Call 07/01/26)	250	237,372
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	152,577
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	365	355,952
TECO Finance Inc.
5.15%, 03/15/20	100	106,835
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	205	205,513
6.90%, 05/15/18	10	10,438
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	100	95,013
5.15%, 11/15/21 (Call 08/15/21)	75	80,649
UIL Holdings Corp.
4.63%, 10/01/20	120	124,417
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	175	181,095
6.70%, 02/01/19	87	94,744
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	49,634
2.95%, 01/15/22 (Call 10/15/21)	100	102,314
2.95%, 11/15/26 (Call 08/15/26)	75	73,447
3.10%, 05/15/25 (Call 02/15/25)	250	249,585

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.45%, 02/15/24 (Call 11/15/23)	$250	$256,730
Series A
3.15%, 01/15/26 (Call 10/15/25)	55	55,045
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	250	250,777
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	204,842
3.10%, 06/01/25 (Call 03/01/25)	250	248,905
Wisconsin Public Service Corp.
1.65%, 12/04/18	100	99,981
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	100	99,859
3.35%, 12/01/26 (Call 06/01/26)	250	251,065
4.70%, 05/15/20 (Call 11/15/19)	50	53,064

		34,606,505
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	350	349,986
3.15%, 06/01/25 (Call 03/01/25)	200	203,448
4.88%, 10/15/19	145	156,265
5.25%, 10/15/18	255	269,961
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	99,600
Legrand France SA
8.50%, 02/15/25	100	129,305

		1,208,565
ELECTRONICS — 0.31%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	500	519,560
5.00%, 07/15/20	100	108,126

Security	Principal (000s)	Value
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	$400	$407,520
4.00%, 02/01/22 (Call 11/01/21)	50	52,573
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	100	100,324
4.00%, 04/01/25 (Call 01/01/25)	200	200,908
5.13%, 03/01/21	75	79,831
Avnet Inc.
4.88%, 12/01/22	675	710,870
5.88%, 06/15/20	150	163,320
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	186,182
4.25%, 08/15/20	50	52,981
Flex Ltd.
4.63%, 02/15/20	250	262,992
4.75%, 06/15/25 (Call 03/15/25)	225	237,517
5.00%, 02/15/23	100	106,779
Fortive Corp.
1.80%, 06/15/19[d]	250	248,277
2.35%, 06/15/21 (Call 05/15/21)[d]	910	901,501
3.15%, 06/15/26 (Call 03/15/26)[d]	200	198,792
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	275	269,979
3.35%, 12/01/23	250	259,400
4.25%, 03/01/21	339	366,435
Jabil Circuit Inc.
4.70%, 09/15/22	200	208,250
5.63%, 12/15/20	200	215,750
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	350	351,057
Koninklijke Philips NV
3.75%, 03/15/22	200	208,604
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	550	596,530

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)	$65	$65,636
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	70	70,640
3.70%, 02/15/26 (Call 11/15/25)	115	118,049

		7,268,383
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	250	253,048
Fluor Corp.
3.38%, 09/15/21	300	308,814

		561,862
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	625	625,000
3.55%, 06/01/22 (Call 03/01/22)	200	208,416
4.75%, 05/15/23 (Call 02/15/23)	100	110,279
5.00%, 03/01/20	400	432,504
5.25%, 11/15/21	245	273,631
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	50,941
3.50%, 05/15/24 (Call 02/15/24)	250	258,685
4.60%, 03/01/21 (Call 12/01/20)	125	134,769
6.10%, 03/15/18	160	167,400

		2,261,625
FOOD — 0.48%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	275	278,088
Conagra Brands Inc.
3.25%, 09/15/22	175	176,267
General Mills Inc.
2.20%, 10/21/19	250	252,135

Security	Principal (000s)	Value
3.20%, 02/10/27 (Call 11/10/26)	$350	$345,919
3.65%, 02/15/24 (Call 11/15/23)	250	260,352
Hershey Co. (The)
4.13%, 12/01/20	250	267,850
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	110	108,338
4.63%, 11/01/20	50	53,512
JM Smucker Co. (The)
2.50%, 03/15/20	75	75,927
3.50%, 03/15/25	200	203,422
Kellogg Co.
2.65%, 12/01/23	225	220,439
3.25%, 05/21/18	200	203,804
3.25%, 04/01/26	65	63,898
4.00%, 12/15/20	300	316,956
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	700	707,812
3.00%, 06/01/26 (Call 03/01/26)	115	108,384
3.50%, 06/06/22	605	618,661
3.50%, 07/15/22 (Call 05/15/22)	400	409,020
3.95%, 07/15/25 (Call 04/15/25)	900	916,101
6.13%, 08/23/18	22	23,351
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	240	240,024
2.65%, 10/15/26 (Call 07/15/26)	250	232,423
2.95%, 11/01/21 (Call 10/01/21)	200	201,778
3.30%, 01/15/21 (Call 12/15/20)	250	256,880
3.85%, 08/01/23 (Call 05/01/23)	300	312,093
4.00%, 02/01/24 (Call 11/01/23)	375	392,051

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	$250	$249,750
3.50%, 09/01/23 (Call 06/01/23)	100	103,313
3.90%, 07/15/21 (Call 04/15/21)	200	210,816
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	65	65,671
2.60%, 06/12/22	600	594,726
3.30%, 07/15/26 (Call 04/15/26)	130	127,842
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	600	607,500
3.95%, 08/15/24 (Call 05/15/24)	172	175,655
4.50%, 06/15/22 (Call 03/15/22)	420	448,875
Unilever Capital Corp.
1.38%, 07/28/21	250	240,198
2.00%, 07/28/26	250	228,143
4.25%, 02/10/21	450	483,939
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	250	267,243

		11,049,156
FOREST PRODUCTS & PAPER — 0.04%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	104,828
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	100	104,541
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	256,250
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	350	357,410
4.75%, 02/15/22 (Call 11/15/21)	50	54,325
7.95%, 06/15/18	154	165,604

		1,042,958

Security	Principal (000s)	Value
GAS — 0.18%
Atmos Energy Corp.
8.50%, 03/15/19	$200	$225,630
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	125	132,184
6.00%, 05/15/18	200	207,994
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	495	501,890
3.60%, 12/15/24 (Call 09/15/24)	200	203,582
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	247,775
5.20%, 07/15/25 (Call 04/15/25)	250	263,155
NiSource Finance Corp.
5.45%, 09/15/20	400	438,520
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	25,524
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	250	249,172
3.55%, 06/15/24 (Call 03/15/24)	50	50,879
3.75%, 11/15/25 (Call 08/15/25)	250	254,840
4.05%, 12/01/23 (Call 09/01/23)	100	105,130
6.15%, 06/15/18	260	274,620
9.80%, 02/15/19	150	172,315
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	305	311,625
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	250	240,085
3.50%, 09/15/21 (Call 06/15/21)	240	246,149

		4,151,069

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.01%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$125	$125,391
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	50,624
3.40%, 12/01/21 (Call 09/01/21)	155	160,458

		336,473
HEALTH CARE – PRODUCTS — 0.60%
Abbott Laboratories
2.00%, 03/15/20	100	99,016
2.35%, 11/22/19	170	170,869
2.55%, 03/15/22	200	196,666
2.95%, 03/15/25 (Call 12/15/24)	360	343,858
3.40%, 11/30/23 (Call 09/30/23)	250	251,367
3.75%, 11/30/26 (Call 08/30/26)	1,275	1,276,836
5.13%, 04/01/19	413	437,830
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	230	215,218
Becton Dickinson and Co.
3.13%, 11/08/21	475	486,029
3.25%, 11/12/20	300	308,790
3.73%, 12/15/24 (Call 09/15/24)	358	369,714
Boston Scientific Corp.
2.65%, 10/01/18	235	237,613
3.85%, 05/15/25	250	254,760
6.00%, 01/15/20	475	522,030
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	300	307,506
Danaher Corp.
1.65%, 09/15/18	150	150,108
Edwards Lifesciences Corp.
2.88%, 10/15/18	10	10,138
Life Technologies Corp.
6.00%, 03/01/20	350	383,866

Security	Principal (000s)	Value
Medtronic Inc.
1.38%, 04/01/18	$430	$429,832
2.50%, 03/15/20	700	710,437
3.13%, 03/15/22 (Call 12/15/21)	300	307,629
3.15%, 03/15/22	425	437,639
3.50%, 03/15/25	900	923,913
3.63%, 03/15/24 (Call 12/15/23)	250	261,297
4.13%, 03/15/21 (Call 12/15/20)	400	426,256
St. Jude Medical LLC
2.80%, 09/15/20 (Call 08/15/20)	345	347,101
3.25%, 04/15/23 (Call 01/15/23)	50	49,607
3.88%, 09/15/25 (Call 06/15/25)	45	45,464
Stryker Corp.
1.30%, 04/01/18	285	284,419
2.63%, 03/15/21 (Call 02/15/21)	330	332,208
3.38%, 05/15/24 (Call 02/15/24)	100	101,627
3.38%, 11/01/25 (Call 08/01/25)	80	80,631
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	375	378,517
2.95%, 09/19/26 (Call 06/19/26)	80	76,703
3.00%, 04/15/23 (Call 02/15/23)	55	54,492
3.15%, 01/15/23 (Call 10/15/22)	400	401,444
3.60%, 08/15/21 (Call 05/15/21)	450	466,560
3.65%, 12/15/25 (Call 09/15/25)	170	172,555
4.15%, 02/01/24 (Call 11/01/23)	325	342,397
4.50%, 03/01/21	50	53,391
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	350	352,233

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.15%, 04/01/22 (Call 02/01/22)	$250	$250,455
3.38%, 11/30/21 (Call 08/30/21)	200	202,608
3.55%, 04/01/25 (Call 01/01/25)	425	421,141

		13,932,770
HEALTH CARE – SERVICES — 0.51%
Aetna Inc.
1.90%, 06/07/19	500	504,965
2.20%, 03/15/19 (Call 02/15/19)	330	332,406
2.40%, 06/15/21 (Call 03/16/17)	65	65,649
2.75%, 11/15/22 (Call 08/15/22)	200	199,788
3.20%, 06/15/26 (Call 03/16/17)	1,055	1,065,761
3.95%, 09/01/20	100	106,913
4.13%, 06/01/21 (Call 03/01/21)	400	424,252
Anthem Inc.
2.25%, 08/15/19	200	200,848
3.30%, 01/15/23	725	730,923
3.50%, 08/15/24 (Call 05/15/24)	150	150,738
3.70%, 08/15/21 (Call 05/15/21)	225	232,954
4.35%, 08/15/20	100	105,871
Catholic Health Initiatives
2.95%, 11/01/22	440	428,058
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	105,319
4.38%, 12/15/20 (Call 09/15/20)	120	127,757
4.50%, 03/15/21 (Call 12/15/20)	365	389,670
5.13%, 06/15/20	50	54,196
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	221,616

Security	Principal (000s)	Value
Dignity Health
2.64%, 11/01/19	$100	$100,580
Howard Hughes Medical Institute
3.50%, 09/01/23	250	262,303
Humana Inc.
2.63%, 10/01/19	45	45,439
3.15%, 12/01/22 (Call 09/01/22)	243	244,737
3.85%, 10/01/24 (Call 07/01/24)	225	230,002
7.20%, 06/15/18	200	213,434
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	125,604
3.60%, 02/01/25 (Call 11/01/24)	350	345,016
3.75%, 08/23/22 (Call 05/23/22)	300	308,655
Premier Health Partners Series G
2.91%, 11/15/26 (Call 05/15/26)	100	92,538
Quest Diagnostics Inc.
2.70%, 04/01/19	250	253,145
3.50%, 03/30/25 (Call 12/30/24)	335	334,712
4.70%, 04/01/21	150	161,891
UnitedHealth Group Inc.
1.63%, 03/15/19	200	199,412
1.70%, 02/15/19	250	250,102
1.90%, 07/16/18	580	582,558
2.13%, 03/15/21	150	148,725
2.70%, 07/15/20	110	112,113
2.88%, 12/15/21	635	646,563
2.88%, 03/15/22 (Call 12/15/21)	200	203,674
2.88%, 03/15/23	300	302,415
3.10%, 03/15/26	165	164,145
3.45%, 01/15/27	140	143,310
3.75%, 07/15/25	610	638,011
4.70%, 02/15/21 (Call 11/15/20)	200	217,460

		11,774,228

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.04%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	$250	$254,855
FS Investment Corp.
4.00%, 07/15/19	150	151,542
4.75%, 05/15/22 (Call 04/15/22)	100	102,642
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	213,000
Prospect Capital Corp.
5.88%, 03/15/23	175	179,812

		901,851
HOME BUILDERS — 0.03%
DR Horton Inc.
4.00%, 02/15/20	288	299,048
5.75%, 08/15/23 (Call 05/15/23)	100	112,055
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	206,878

		617,981
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	101,278
Whirlpool Corp.
4.85%, 06/15/21	295	319,432

		420,710
HOUSEHOLD PRODUCTS & WARES — 0.07%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	50	49,868
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	252,250
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	102,646
3.80%, 11/15/21	300	316,392
Kimberly-Clark Corp.
1.85%, 03/01/20	70	69,898
1.90%, 05/22/19	310	311,618

Security	Principal (000s)	Value
2.75%, 02/15/26	$80	$78,542
3.05%, 08/15/25	250	251,210
3.63%, 08/01/20	150	157,318

		1,589,742
HOUSEWARES — 0.10%
Newell Brands Inc.
2.15%, 10/15/18	125	125,707
2.60%, 03/29/19	250	253,725
2.88%, 12/01/19 (Call 11/01/19)	255	259,251
3.15%, 04/01/21 (Call 03/01/21)	530	540,547
3.90%, 11/01/25 (Call 08/01/25)	65	66,394
4.00%, 06/15/22 (Call 03/15/22)	125	129,795
4.20%, 04/01/26 (Call 01/01/26)	600	631,302
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	225	240,907

		2,247,628
INSURANCE — 0.94%
Aflac Inc.
3.25%, 03/17/25	250	250,195
3.63%, 11/15/24	300	310,002
4.00%, 02/15/22	200	212,498
Alleghany Corp.
4.95%, 06/27/22	150	164,824
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	250	250,783
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	215	216,071
7.45%, 05/16/19	200	222,456
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	100	97,604
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	125	125,569

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.38%, 08/15/20	$250	$257,835
3.75%, 07/10/25 (Call 04/10/25)	230	231,060
3.90%, 04/01/26 (Call 01/01/26)	900	911,250
4.13%, 02/15/24	214	222,378
4.88%, 06/01/22	500	543,075
6.40%, 12/15/20	175	199,059
Aon Corp.
5.00%, 09/30/20	200	215,794
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	375	377,306
3.88%, 12/15/25 (Call 09/15/25)	350	359,180
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	135	139,061
Assurant Inc.
2.50%, 03/15/18	100	100,886
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,223
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	14	13,991
1.30%, 08/15/19	370	366,415
1.45%, 03/07/18	50	50,078
2.00%, 08/15/18	18	18,151
4.25%, 01/15/21	650	701,031
5.40%, 05/15/18	1,005	1,051,160
Berkshire Hathaway Inc.
2.10%, 08/14/19	300	303,072
2.75%, 03/15/23 (Call 01/15/23)	410	411,353
3.13%, 03/15/26 (Call 12/15/25)	1,000	1,003,680
Chubb Corp. (The)
5.75%, 05/15/18	120	125,906
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	70,318
2.70%, 03/13/23	450	447,579
2.88%, 11/03/22 (Call 09/03/22)	85	85,916

Security	Principal (000s)	Value
3.35%, 05/03/26 (Call 02/03/26)	$45	$45,777
5.90%, 06/15/19	250	272,070
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	200	205,588
4.50%, 03/01/26 (Call 12/01/25)	250	264,070
5.88%, 08/15/20	75	83,461
7.35%, 11/15/19	100	113,233
Fidelity National Financial Inc.
5.50%, 09/01/22	300	315,792
First American Financial Corp.
4.60%, 11/15/24	100	100,794
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	500	554,830
6.30%, 03/15/18	100	104,537
Lincoln National Corp.
3.35%, 03/09/25	75	74,513
3.63%, 12/12/26 (Call 09/15/26)	125	125,086
4.85%, 06/24/21	100	108,180
8.75%, 07/01/19	400	458,944
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	270	276,969
Manulife Financial Corp.
4.15%, 03/04/26	325	343,320
Markel Corp.
5.35%, 06/01/21	200	218,204
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	290,829
2.75%, 01/30/22 (Call 12/30/21)	85	85,461
3.30%, 03/14/23 (Call 01/14/23)	45	45,889
3.50%, 06/03/24 (Call 03/03/24)	250	255,093
MetLife Inc.
3.00%, 03/01/25	505	499,031
3.05%, 12/15/22	225	227,612

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.60%, 11/13/25 (Call 08/13/25)	$55	$56,368
4.75%, 02/08/21	375	406,841
Series A
6.82%, 08/15/18	220	235,794
Series D
4.37%, 09/15/23	330	355,684
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	325	343,236
Primerica Inc.
4.75%, 07/15/22	100	106,754
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	60	58,357
3.40%, 05/15/25 (Call 02/15/25)	100	99,825
Progressive Corp. (The)
2.45%, 01/15/27	400	376,016
3.75%, 08/23/21	100	105,375
Prudential Financial Inc.
2.35%, 08/15/19	300	302,586
3.50%, 05/15/24	950	975,403
4.50%, 11/16/21	550	594,654
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	400	435,616
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	218,364
StanCorp Financial Group Inc.
5.00%, 08/15/22	200	210,430
Trinity Acquisition PLC
4.63%, 08/15/23	250	261,110
Unum Group
4.00%, 03/15/24	200	202,676
5.63%, 09/15/20	125	137,285
Voya Financial Inc.
3.65%, 06/15/26	150	148,216
Willis Towers Watson PLC
5.75%, 03/15/21	100	109,934
WR Berkley Corp.
4.63%, 03/15/22	300	322,143

Security	Principal (000s)	Value
XLIT Ltd.
4.45%, 03/31/25	$150	$151,887
5.75%, 10/01/21	450	500,576

		21,865,172
INTERNET — 0.30%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	402,628
3.13%, 11/28/21 (Call 09/28/21)	925	938,403
3.60%, 11/28/24 (Call 08/28/24)	200	202,622
Alphabet Inc.
3.38%, 02/25/24	629	661,161
3.63%, 05/19/21	170	180,758
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	149,354
2.60%, 12/05/19 (Call 11/05/19)	743	758,848
3.30%, 12/05/21 (Call 10/05/21)	500	521,160
3.80%, 12/05/24 (Call 09/05/24)	225	238,432
Baidu Inc.
3.50%, 11/28/22	300	305,589
4.13%, 06/30/25[a]	400	417,120
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	650	636,870
3.25%, 10/15/20 (Call 07/15/20)	145	149,789
3.45%, 08/01/24 (Call 05/01/24)	350	348,610
3.80%, 03/09/22 (Call 02/09/22)	25	25,928
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	50	52,714
5.95%, 08/15/20	500	550,345
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	350	352,051

		6,892,382

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
IRON & STEEL — 0.09%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	$250	$265,348
4.13%, 09/15/22 (Call 06/15/22)	100	107,061
5.85%, 06/01/18	10	10,506
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	364,528
Vale Overseas Ltd.
4.38%, 01/11/22	675	698,625
4.63%, 09/15/20	400	422,500
6.25%, 08/10/26	250	275,938

		2,144,506
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	300	316,581
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	151,890

		468,471
LODGING — 0.08%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	85,218
5.38%, 08/15/21 (Call 05/15/21)	100	109,835
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	100	101,002
3.00%, 03/01/19 (Call 12/01/18)	150	152,891
3.13%, 02/15/23 (Call 11/15/22)	175	172,737
3.25%, 09/15/22 (Call 06/15/22)	100	100,980
3.38%, 10/15/20 (Call 07/15/20)	105	108,241
3.75%, 03/15/25 (Call 12/15/24)	65	65,857
Series N
3.13%, 10/15/21 (Call 07/15/21)	175	177,783

Security	Principal (000s)	Value
Series R
3.13%, 06/15/26 (Call 03/15/26)	$250	$240,330
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	100	101,343
4.25%, 03/01/22 (Call 12/01/21)	150	156,280
5.10%, 10/01/25 (Call 07/01/25)	125	133,069
5.63%, 03/01/21	150	164,526

		1,870,092
MACHINERY — 0.41%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	600	583,842
1.93%, 10/01/21[d]	15	14,552
2.00%, 03/05/20	350	349,328
2.10%, 06/09/19	500	503,105
2.25%, 12/01/19	100	100,779
2.50%, 11/13/20	250	251,550
3.30%, 06/09/24	150	152,669
7.15%, 02/15/19	650	716,814
Series G
2.45%, 09/06/18	550	556,809
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	325	324,880
3.90%, 05/27/21	225	240,212
7.90%, 12/15/18	22	24,381
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	300	301,086
4.38%, 10/16/19	300	318,681
John Deere Capital Corp.
1.30%, 03/12/18	355	354,783
1.60%, 07/13/18	400	400,500
1.70%, 01/15/20	175	173,710
1.95%, 03/04/19	160	160,790
2.05%, 03/10/20	300	299,604
2.38%, 07/14/20	165	166,058
2.55%, 01/08/21	400	403,364
2.65%, 01/06/22	140	141,397
2.65%, 06/10/26	250	242,463

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.80%, 03/04/21	$375	$381,409
2.80%, 03/06/23	300	300,888
3.15%, 10/15/21	200	205,938
3.35%, 06/12/24	305	314,150
Series 0014
2.45%, 09/11/20	120	120,979
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	123,104
Roper Technologies Inc.
2.05%, 10/01/18	614	616,198
3.00%, 12/15/20 (Call 11/15/20)	375	382,147
3.13%, 11/15/22 (Call 08/15/22)	250	251,600

		9,477,770
MANUFACTURING — 0.50%
3M Co.
1.38%, 08/07/18	280	280,370
1.63%, 06/15/19	450	452,484
1.63%, 09/19/21 (Call 08/19/21)	500	490,315
3.00%, 08/07/25	250	253,775
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	75	75,604
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	250	252,690
Eaton Corp.
2.75%, 11/02/22	685	686,993
General Electric Co.
2.70%, 10/09/22	900	911,448
3.10%, 01/09/23	775	801,032
3.15%, 09/07/22	68	70,448
3.45%, 05/15/24 (Call 02/13/24)	130	135,308
4.38%, 09/16/20	200	215,482
4.63%, 01/07/21	50	54,638
4.65%, 10/17/21	925	1,019,646
5.30%, 02/11/21	400	444,188
5.63%, 05/01/18	857	899,456
6.00%, 08/07/19	956	1,054,545

Security	Principal (000s)	Value
Illinois Tool Works Inc.
1.95%, 03/01/19	$125	$126,175
2.65%, 11/15/26 (Call 08/15/26)	250	241,950
3.38%, 09/15/21 (Call 06/15/21)	325	339,336
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	550	587,691
6.88%, 08/15/18	664	712,837
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,506
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	500	511,760
Pentair Finance SA
2.65%, 12/01/19	250	250,708
4.65%, 09/15/25 (Call 06/15/25)	100	104,061
Textron Inc.
3.65%, 03/01/21	450	462,937
3.65%, 03/15/27	110	110,137
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	100,500

		11,717,020
MEDIA — 0.94%
21st Century Fox America Inc.
3.00%, 09/15/22	650	652,171
3.38%, 11/15/26 (Call 08/15/26)[d]	85	83,726
3.70%, 10/15/25 (Call 07/15/25)	80	81,475
4.00%, 10/01/23	200	208,692
6.90%, 03/01/19	300	327,720
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	90	90,335
3.38%, 03/01/22 (Call 12/01/21)	440	449,592
3.50%, 01/15/25 (Call 10/15/24)	85	84,546

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.70%, 08/15/24 (Call 05/15/24)	$250	$253,033
4.63%, 05/15/18	100	103,299
5.75%, 04/15/20	100	110,092
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	785	807,569
4.46%, 07/23/22 (Call 05/23/22)	575	605,187
4.91%, 07/23/25 (Call 04/23/25)	830	875,650
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	600	806,064
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	55	52,831
2.35%, 01/15/27 (Call 10/15/26)	200	183,782
2.75%, 03/01/23 (Call 02/01/23)	235	233,186
3.00%, 02/01/24 (Call 01/01/24)	195	194,682
3.13%, 07/15/22	625	639,738
3.15%, 03/01/26 (Call 12/01/25)	250	246,540
3.38%, 02/15/25 (Call 11/15/24)	440	444,378
3.60%, 03/01/24	250	258,642
5.70%, 05/15/18	510	535,877
Discovery Communications LLC
3.25%, 04/01/23	100	98,260
3.30%, 05/15/22	200	199,604
3.45%, 03/15/25 (Call 12/15/24)	200	191,124
4.38%, 06/15/21	250	264,037
4.90%, 03/11/26 (Call 12/11/25)	85	89,332
Grupo Televisa SAB
6.63%, 03/18/25	100	116,397
Historic TW Inc.
6.88%, 06/15/18	10	10,657

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23	$950	$949,515
5.15%, 04/30/20	475	520,358
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	200	201,972
3.90%, 11/15/24 (Call 08/15/24)	300	305,277
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	450	461,975
6.50%, 07/15/18	310	329,115
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	400	414,500
4.13%, 02/15/21 (Call 11/15/20)	463	481,520
5.00%, 02/01/20	300	320,250
6.75%, 07/01/18	563	597,484
8.25%, 04/01/19	900	1,006,875
8.75%, 02/14/19	250	280,625
Time Warner Inc.
2.10%, 06/01/19	400	401,168
2.95%, 07/15/26 (Call 04/15/26)	145	135,102
3.40%, 06/15/22	250	253,992
3.55%, 06/01/24 (Call 03/01/24)	400	399,360
3.60%, 07/15/25 (Call 04/15/25)	100	98,548
3.80%, 02/15/27 (Call 11/15/26)	60	59,408
4.00%, 01/15/22	350	365,634
4.05%, 12/15/23	300	311,319
4.70%, 01/15/21	125	134,238
4.88%, 03/15/20	425	456,361
Viacom Inc.
2.20%, 04/01/19	350	347,788
3.13%, 06/15/22 (Call 03/15/22)	475	467,856
3.88%, 12/15/21	100	103,313
3.88%, 04/01/24 (Call 01/01/24)	100	99,716
4.25%, 09/01/23 (Call 06/01/23)	550	567,908

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.65%, 01/08/19	$375	$376,327
1.85%, 05/30/19	200	201,148
1.85%, 07/30/26	240	217,606
2.15%, 09/17/20	338	340,633
2.55%, 02/15/22	350	353,710
2.75%, 08/16/21	500	513,465
3.00%, 02/13/26	275	275,184
3.15%, 09/17/25	165	169,066
3.75%, 06/01/21	100	106,428

		21,922,962
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	300	303,363

		303,363
MINING — 0.17%
Barrick North America Finance LLC
4.40%, 05/30/21	435	468,382
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	550	566,126
3.25%, 11/21/21	750	786,045
3.85%, 09/30/23	50	53,877
6.50%, 04/01/19	300	331,194
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	250	255,438
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	650	677,033
3.75%, 06/15/25 (Call 03/15/25)	350	365,477
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	31	31,344
3.50%, 03/22/22 (Call 12/22/21)	13	13,543
Southern Copper Corp.
3.50%, 11/08/22	450	454,216

		4,002,675
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	325	320,216
5.60%, 03/15/18	220	227,315

Security	Principal (000s)	Value
Xerox Corp.
2.75%, 09/01/20	$200	$198,620
3.50%, 08/20/20	250	254,118
3.80%, 05/15/24	100	98,564
4.50%, 05/15/21	125	130,561
5.63%, 12/15/19	500	537,605

		1,766,999
OIL & GAS — 2.13%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	250	247,485
4.85%, 03/15/21 (Call 02/15/21)	830	892,325
8.70%, 03/15/19	50	56,553
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	97,518
3.25%, 04/15/22 (Call 01/15/22)	200	203,304
3.63%, 02/01/21 (Call 11/01/20)	345	356,640
BP Capital Markets PLC
1.38%, 05/10/18	75	74,859
2.11%, 09/16/21 (Call 08/16/21)	400	392,852
2.24%, 09/26/18	362	364,856
2.24%, 05/10/19	1,350	1,359,855
2.52%, 01/15/20	100	101,154
2.75%, 05/10/23	200	197,262
3.12%, 05/04/26 (Call 02/04/26)	330	321,483
3.22%, 11/28/23 (Call 09/28/23)	525	527,819
3.22%, 04/14/24 (Call 02/14/24)	250	250,685
3.51%, 03/17/25	500	505,780
3.54%, 11/04/24	250	253,412
3.56%, 11/01/21	200	208,888
3.99%, 09/26/23	500	526,475
4.74%, 03/11/21	700	762,517
4.75%, 03/10/19	350	369,645
British Transco Finance Inc.
6.63%, 06/01/18	275	291,357

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	$150	$151,524
3.90%, 02/01/25 (Call 11/01/24)	225	228,566
Chevron Corp.
1.56%, 05/16/19	550	548,598
1.72%, 06/24/18 (Call 05/24/18)	880	883,529
1.79%, 11/16/18	261	261,981
1.96%, 03/03/20 (Call 02/03/20)	200	200,144
2.36%, 12/05/22 (Call 09/05/22)	750	738,375
2.41%, 03/03/22 (Call 01/03/22)	195	194,390
2.42%, 11/17/20 (Call 10/17/20)	325	328,191
2.95%, 05/16/26 (Call 02/16/26)	500	492,835
3.19%, 06/24/23 (Call 03/24/23)	300	307,557
3.33%, 11/17/25 (Call 08/17/25)	50	50,862
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	315,288
5.88%, 05/01/22 (Call 05/01/17)	55	56,918
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	448,475
3.00%, 05/09/23	900	883,134
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	681,018
ConocoPhillips
5.20%, 05/15/18	200	208,220
5.75%, 02/01/19	175	187,962
6.00%, 01/15/20	650	718,842
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	90	90,173
2.40%, 12/15/22 (Call 09/15/22)	325	317,395

Security	Principal (000s)	Value
2.88%, 11/15/21 (Call 09/15/21)	$200	$202,024
3.35%, 11/15/24 (Call 08/15/24)[a]	239	240,804
3.35%, 05/15/25 (Call 02/15/25)	225	225,254
4.20%, 03/15/21 (Call 02/15/21)	150	159,375
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	542	544,032
4.00%, 07/15/21 (Call 04/15/21)	300	311,250
Ecopetrol SA
4.13%, 01/16/25	550	533,582
4.25%, 09/18/18	200	205,940
5.38%, 06/26/26 (Call 03/26/26)	630	650,192
7.63%, 07/23/19	395	441,499
Encana Corp.
6.50%, 05/15/19	100	108,250
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,536
4.10%, 02/01/21	750	791,955
4.15%, 01/15/26 (Call 10/15/25)	280	294,420
EQT Corp.
4.88%, 11/15/21	400	430,864
Exxon Mobil Corp.
1.31%, 03/06/18	350	350,126
1.82%, 03/15/19 (Call 02/15/19)	400	401,792
1.91%, 03/06/20 (Call 02/06/20)	100	99,978
2.22%, 03/01/21 (Call 02/01/21)	255	255,752
2.71%, 03/06/25 (Call 12/06/24)	1,105	1,083,629
2.73%, 03/01/23 (Call 01/01/23)	250	250,502
3.04%, 03/01/26 (Call 12/01/25)	595	594,845

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.18%, 03/15/24 (Call 12/15/23)	$314	$321,046
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	140,650
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	100	106,886
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	102,541
6.15%, 06/15/19	100	108,560
7.25%, 12/15/19	550	622,836
Kerr-McGee Corp.
6.95%, 07/01/24	100	119,545
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	300	291,000
3.85%, 06/01/25 (Call 03/01/25)[a]	250	248,750
5.90%, 03/15/18	10	10,400
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	235,495
3.63%, 09/15/24 (Call 06/15/24)	115	113,817
5.13%, 03/01/21	305	331,880
Nabors Industries Inc.
5.00%, 09/15/20	390	406,088
9.25%, 01/15/19	400	449,500
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	650	682,805
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	99,151
3.40%, 04/15/26 (Call 01/15/26)	470	471,166
3.50%, 06/15/25 (Call 03/15/25)	200	203,416
Series 1
4.10%, 02/01/21 (Call 11/01/20)	300	318,663

Security	Principal (000s)	Value
Petro-Canada
6.05%, 05/15/18	$10	$10,501
Petroleos Mexicanos
3.13%, 01/23/19	100	101,029
3.50%, 07/23/20	750	756,338
3.50%, 01/30/23	575	545,462
4.50%, 01/23/26	1,000	943,640
4.88%, 01/24/22	875	894,267
4.88%, 01/18/24	125	125,221
5.50%, 01/21/21	400	422,172
5.75%, 03/01/18	288	298,221
6.00%, 03/05/20	1,000	1,073,960
6.38%, 02/04/21	200	217,484
Phillips 66
4.30%, 04/01/22	400	429,192
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	56,448
3.95%, 07/15/22 (Call 04/15/22)	275	287,235
Shell International Finance BV
1.63%, 11/10/18	250	250,190
1.90%, 08/10/18	57	57,312
2.00%, 11/15/18	550	553,592
2.13%, 05/11/20	842	845,570
2.25%, 11/10/20	740	741,384
2.38%, 08/21/22	500	492,430
2.50%, 09/12/26	250	235,085
2.88%, 05/10/26	330	320,740
3.25%, 05/11/25	855	861,404
3.40%, 08/12/23	100	103,283
4.30%, 09/22/19	276	292,543
4.38%, 03/25/20	100	106,865
Statoil ASA
1.15%, 05/15/18	350	348,646
2.45%, 01/17/23	500	491,095
3.25%, 11/10/24	1,200	1,218,768
5.25%, 04/15/19	1,125	1,203,514
Suncor Energy Inc.
6.10%, 06/01/18	450	473,351
Total Capital Canada Ltd.
2.75%, 07/15/23	100	99,575

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Total Capital International SA
2.10%, 06/19/19	$50	$50,326
2.13%, 01/10/19	330	332,505
2.70%, 01/25/23	150	149,627
2.88%, 02/17/22	250	253,720
3.70%, 01/15/24	300	313,251
3.75%, 04/10/24	364	381,195
Total Capital SA
2.13%, 08/10/18	972	980,447
4.13%, 01/28/21	200	213,446
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	485	468,559
6.13%, 02/01/20	450	497,525
9.38%, 03/15/19	300	343,440
XTO Energy Inc.
5.50%, 06/15/18	250	262,705
6.50%, 12/15/18	150	162,896

		49,558,656
OIL & GAS SERVICES — 0.10%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	300	307,866
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	245	245,020
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	450	461,173
3.50%, 08/01/23 (Call 05/01/23)	125	128,001
3.80%, 11/15/25 (Call 08/15/25)	300	307,890
5.90%, 09/15/18	350	373,167
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	475	455,245

		2,278,362
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	48,189
4.50%, 10/15/21 (Call 07/15/21)	150	159,262

Security	Principal (000s)	Value
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	$700	$744,219
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,719
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	500	516,930
4.90%, 03/01/22	50	54,237

		1,538,556
PHARMACEUTICALS — 1.54%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	380	375,410
2.50%, 05/14/20 (Call 04/14/20)	900	904,896
2.85%, 05/14/23 (Call 03/14/23)	250	245,265
2.90%, 11/06/22	908	902,606
3.20%, 05/14/26 (Call 02/14/26)	1,185	1,139,378
3.60%, 05/14/25 (Call 02/14/25)	950	948,147
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,385	1,410,055
3.45%, 03/15/22 (Call 01/15/22)	574	586,134
3.80%, 03/15/25 (Call 12/15/24)	785	792,764
3.85%, 06/15/24 (Call 03/15/24)	50	50,846
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	604,650
Allergan Inc./U.S.
1.35%, 03/15/18	150	149,268
2.80%, 03/15/23 (Call 12/15/22)	1,050	1,017,229
3.38%, 09/15/20	150	153,815
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	100,310

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.40%, 05/15/24 (Call 02/15/24)	$300	$304,041
AstraZeneca PLC
1.75%, 11/16/18	568	569,352
2.38%, 11/16/20	300	300,777
3.38%, 11/16/25	550	553,575
Bristol-Myers Squibb Co.
2.00%, 08/01/22	240	233,455
3.25%, 11/01/23	300	309,435
3.25%, 02/27/27	80	80,060
Cardinal Health Inc.
1.95%, 06/15/18	287	287,755
3.20%, 06/15/22	100	101,250
3.50%, 11/15/24 (Call 08/15/24)	250	254,337
4.63%, 12/15/20	100	107,796
Eli Lilly & Co.
1.25%, 03/01/18	90	89,939
1.95%, 03/15/19	250	251,577
Express Scripts Holding Co.
2.25%, 06/15/19	700	701,806
3.30%, 02/25/21 (Call 01/25/21)	60	61,181
3.50%, 06/15/24 (Call 03/15/24)	300	294,420
3.90%, 02/15/22	550	570,620
4.50%, 02/25/26 (Call 11/27/25)	250	259,730
4.75%, 11/15/21	200	215,236
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	650	682,454
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	450	456,250
Johnson & Johnson
1.65%, 12/05/18	514	516,585
2.05%, 03/01/23 (Call 01/01/23)	290	282,121
2.45%, 03/01/26 (Call 12/01/25)	625	604,075
2.95%, 09/01/20	100	103,842
3.38%, 12/05/23	250	262,865
3.55%, 05/15/21	200	211,650
5.15%, 07/15/18	135	142,025

Security	Principal (000s)	Value
McKesson Corp.
1.40%, 03/15/18	$375	$374,216
2.70%, 12/15/22 (Call 09/15/22)	250	244,538
2.85%, 03/15/23 (Call 12/15/22)	125	122,954
4.75%, 03/01/21 (Call 12/01/20)	100	107,470
7.50%, 02/15/19	30	33,049
Mead Johnson Nutrition Co.
3.00%, 11/15/20	285	290,768
4.13%, 11/15/25 (Call 08/15/25)	110	115,882
Merck & Co. Inc.
1.30%, 05/18/18	46	45,995
1.85%, 02/10/20[a]	180	180,644
2.35%, 02/10/22	500	499,825
2.75%, 02/10/25 (Call 11/10/24)	1,125	1,113,952
2.80%, 05/18/23	675	681,413
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	625	672,856
Mylan Inc.
2.60%, 06/24/18	505	507,030
Mylan NV
3.00%, 12/15/18	200	201,820
3.15%, 06/15/21 (Call 05/15/21)	520	520,291
3.95%, 06/15/26 (Call 03/15/26)	575	561,551
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	250	249,823
2.40%, 09/21/22	300	298,752
3.00%, 11/20/25 (Call 08/20/25)	550	551,364
3.10%, 05/17/27 (Call 02/17/27)	250	250,835
3.40%, 05/06/24	550	569,431
Novartis Securities Investment Ltd.
5.13%, 02/10/19	362	386,341
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	203,782

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	$250	$248,840
4.38%, 03/15/26 (Call 12/15/25)	200	203,474
Pfizer Inc.
1.45%, 06/03/19	600	597,558
1.50%, 06/15/18	239	239,516
2.20%, 12/15/21	250	249,660
2.75%, 06/03/26	250	243,770
3.00%, 06/15/23	250	256,633
3.00%, 12/15/26	250	247,698
3.40%, 05/15/24	250	259,730
Sanofi
1.25%, 04/10/18	206	205,901
4.00%, 03/29/21	250	266,297
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	750	744,105
2.40%, 09/23/21 (Call 08/23/21)	330	322,661
2.88%, 09/23/23 (Call 07/23/23)	50	48,499
3.20%, 09/23/26 (Call 06/23/26)	690	657,032
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	250	241,990
Series 2
3.65%, 11/10/21	195	197,812
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	300	296,643
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	555	546,736
2.20%, 07/21/21	930	896,520
2.80%, 07/21/23	565	535,383
3.15%, 10/01/26	250	231,043
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	725	732,895
4.50%, 11/13/25 (Call 08/13/25)	265	284,583

		35,728,543

Security	Principal (000s)	Value
PIPELINES — 1.17%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	$250	$246,777
5.95%, 06/01/26 (Call 03/01/26)	200	226,406
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	251,895
4.15%, 07/01/23 (Call 04/01/23)	100	102,665
4.35%, 10/15/24 (Call 07/15/24)	250	258,007
4.88%, 02/01/21 (Call 11/01/20)	345	366,697
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	250	243,750
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	330	345,474
4.38%, 10/15/20 (Call 09/15/20)	350	369,327
5.88%, 10/15/25 (Call 07/15/25)	75	84,919
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	235	232,798
4.25%, 12/01/26 (Call 09/01/26)	180	185,825
Energy Transfer Partners LP
2.50%, 06/15/18	175	176,258
4.05%, 03/15/25 (Call 12/15/24)	550	552,057
4.15%, 10/01/20 (Call 08/01/20)	238	248,700
4.65%, 06/01/21 (Call 03/01/21)	425	450,649
4.75%, 01/15/26 (Call 10/15/25)	500	523,035
5.20%, 02/01/22 (Call 11/01/21)	390	422,109
6.70%, 07/01/18	12	12,724

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	$430	$431,612
4.15%, 06/01/25 (Call 03/01/25)	200	200,000
4.40%, 04/01/24 (Call 01/01/24)	100	102,125
Enterprise Products Operating LLC
1.65%, 05/07/18	263	262,784
2.55%, 10/15/19 (Call 09/15/19)	195	197,272
2.85%, 04/15/21 (Call 03/15/21)	155	156,831
3.35%, 03/15/23 (Call 12/15/22)	850	863,430
3.75%, 02/15/25 (Call 11/15/24)	49	49,821
3.90%, 02/15/24 (Call 11/15/23)	500	518,085
6.50%, 01/31/19	800	867,368
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	175,656
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	348,520
3.50%, 09/01/23 (Call 06/01/23)	500	494,715
3.95%, 09/01/22 (Call 06/01/22)	275	283,530
4.15%, 03/01/22	200	208,282
4.25%, 09/01/24 (Call 06/01/24)	240	245,558
4.30%, 05/01/24 (Call 02/01/24)	100	102,576
5.00%, 10/01/21 (Call 07/01/21)	100	107,918
6.50%, 04/01/20	280	311,707
6.85%, 02/15/20	250	279,105
9.00%, 02/01/19	75	84,398
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,075	1,093,587
6.50%, 09/15/20	200	224,212

Security	Principal (000s)	Value
Magellan Midstream Partners LP
4.25%, 02/01/21	$300	$317,793
5.00%, 03/01/26 (Call 12/01/25)	350	386,774
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	250	251,963
4.13%, 03/01/27 (Call 12/01/26)	45	45,477
4.88%, 06/01/25 (Call 03/01/25)	300	319,875
5.50%, 02/15/23 (Call 08/15/17)	1,009	1,052,246
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	250	254,778
3.38%, 10/01/22 (Call 07/01/22)	125	125,475
4.90%, 03/15/25 (Call 12/15/24)	250	267,605
5.00%, 09/15/23 (Call 06/15/23)	250	270,185
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	500	500,390
3.60%, 11/01/24 (Call 08/01/24)	500	487,925
3.85%, 10/15/23 (Call 07/15/23)	250	252,385
5.75%, 01/15/20	75	81,352
6.50%, 05/01/18	500	525,735
8.75%, 05/01/19	160	180,874
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	250	260,742
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	500	550,625
5.88%, 06/30/26 (Call 12/31/25)[d]	1,200	1,345,500

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	$275	$271,725
8.00%, 10/01/19	275	310,654
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	30	28,963
3.50%, 03/15/25 (Call 12/15/24)	400	393,936
4.60%, 06/15/21 (Call 03/15/21)	100	106,233
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	99,929
5.95%, 12/01/25 (Call 09/01/25)	325	365,193
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	275	281,086
4.65%, 06/15/21 (Call 03/15/21)	50	52,673
TransCanada PipeLines Ltd.
2.50%, 08/01/22	150	148,006
3.75%, 10/16/23 (Call 07/16/23)	50	52,111
4.88%, 01/15/26 (Call 10/15/25)[a]	205	230,156
6.50%, 08/15/18	472	503,360
7.13%, 01/15/19	200	218,044
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	75,281
4.00%, 07/01/22 (Call 04/01/22)	225	232,312
4.65%, 07/01/26 (Call 04/01/26)	300	313,875
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	850	852,873
3.60%, 03/15/22 (Call 01/15/22)	500	509,645
3.90%, 01/15/25 (Call 10/15/24)	198	198,608

Security	Principal (000s)	Value
4.00%, 11/15/21 (Call 08/15/21)	$200	$208,308
5.25%, 03/15/20	775	838,286
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	375	387,270

		27,065,390
REAL ESTATE — 0.03%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	25	25,893
5.25%, 03/15/25 (Call 12/15/24)	200	210,702
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	195	201,213
4.25%, 08/15/23 (Call 05/15/23)	250	267,402

		705,210
REAL ESTATE INVESTMENT TRUSTS — 1.23%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	250	266,717
American Tower Corp.
2.25%, 01/15/22	205	197,194
3.38%, 10/15/26 (Call 07/15/26)	145	138,701
3.40%, 02/15/19	250	255,628
3.50%, 01/31/23	425	427,410
4.00%, 06/01/25 (Call 03/01/25)	300	302,970
4.40%, 02/15/26 (Call 11/15/25)	30	31,031
4.70%, 03/15/22	225	240,586
5.00%, 02/15/24	225	243,182
5.05%, 09/01/20	463	498,609
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	251,320
2.95%, 05/11/26 (Call 02/11/26)	250	242,257

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 11/15/24 (Call 08/15/24)	$250	$254,550
3.50%, 11/15/25 (Call 08/15/25)	30	30,339
3.95%, 01/15/21 (Call 10/15/20)	50	52,398
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	100	92,944
3.65%, 02/01/26 (Call 11/03/25)	390	390,780
3.70%, 11/15/18 (Call 08/17/18)	360	369,799
4.13%, 05/15/21 (Call 02/15/21)	650	685,900
5.88%, 10/15/19 (Call 07/17/19)	500	543,290
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	300	301,071
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	250	253,592
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	49,258
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	300	300,117
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	285	291,415
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	425	410,763
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	127,805
5.25%, 02/15/24 (Call 11/15/23)	150	158,838

Security	Principal (000s)	Value
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	$95	$92,473
3.40%, 02/15/21 (Call 01/15/21)	800	816,360
3.70%, 06/15/26 (Call 03/15/26)	250	245,967
4.45%, 02/15/26 (Call 11/15/25)	300	312,027
5.25%, 01/15/23	555	606,715
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	156,771
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	250	244,325
4.63%, 07/15/22 (Call 04/15/22)	350	369,544
7.88%, 09/01/20	100	116,148
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	255,980
3.63%, 10/01/22 (Call 07/03/22)	218	221,902
5.25%, 03/15/21 (Call 12/15/20)	225	244,694
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	260,987
4.38%, 06/15/22 (Call 03/15/22)	250	267,532
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	100	100,859
7.75%, 07/15/20	150	170,249
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	319,551
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	195	184,917
3.00%, 04/15/23 (Call 01/15/23)	200	198,626

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	$130	$129,701
3.88%, 05/01/24 (Call 02/01/24)	815	837,959
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	298,689
3.75%, 02/01/19 (Call 11/01/18)	400	411,116
3.88%, 08/15/24 (Call 05/17/24)	155	156,964
4.00%, 06/01/25 (Call 03/01/25)	120	121,984
4.25%, 11/15/23 (Call 08/15/23)	400	415,980
5.38%, 02/01/21 (Call 11/03/20)	250	273,100
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	200	202,650
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	150	153,600
5.00%, 08/15/22 (Call 02/15/22)	400	427,776
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	300	301,554
Series D
3.75%, 10/15/23 (Call 07/15/23)	395	397,236
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	100	104,598
4.80%, 07/15/18 (Call 05/15/18)	280	288,613
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	248,935
3.20%, 05/01/21 (Call 03/01/21)	100	101,776
6.88%, 10/01/19	30	33,582

Security	Principal (000s)	Value
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	$250	$263,607
4.75%, 10/01/20 (Call 07/01/20)	250	266,457
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	75	71,094
4.50%, 04/18/22 (Call 01/18/22)	150	151,895
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	300	314,775
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	110,593
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	250	258,755
5.25%, 01/15/26 (Call 10/15/25)	150	156,878
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	193,468
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	130	129,936
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	300	305,112
3.88%, 07/15/24 (Call 04/15/24)	100	103,279
4.65%, 08/01/23 (Call 05/01/23)	250	270,715
6.75%, 08/15/19	25	27,819
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	153,540
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23 (Call 09/15/23)	100	102,722

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	$300	$297,510
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	250	251,285
4.75%, 05/01/24 (Call 11/01/23)	100	102,098
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	150	151,106
2.35%, 01/30/22 (Call 10/30/21)	115	113,588
2.75%, 02/01/23 (Call 11/01/22)	300	297,306
3.30%, 01/15/26 (Call 10/15/25)	250	249,470
3.38%, 10/01/24 (Call 07/01/24)	300	305,475
3.75%, 02/01/24 (Call 11/01/23)	250	260,732
4.13%, 12/01/21 (Call 09/01/21)	225	239,821
4.38%, 03/01/21 (Call 12/01/20)	570	610,544
5.65%, 02/01/20 (Call 11/01/19)	525	572,712
Tanger Properties LP
6.13%, 06/01/20	500	551,440
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	86,496
4.25%, 06/01/18	175	180,036
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	1,050	1,000,135
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	95	95,821
4.25%, 03/01/22 (Call 12/01/21)	150	158,379
4.75%, 06/01/21 (Call 03/01/21)	150	161,076

Security	Principal (000s)	Value
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	$250	$256,250
4.88%, 06/01/26 (Call 03/01/26)	250	262,188
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	225	243,927
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	550	570,235
4.50%, 01/15/24 (Call 10/15/23)	270	286,586
4.95%, 01/15/21 (Call 10/15/20)	100	107,809
5.25%, 01/15/22 (Call 10/15/21)	300	330,807
Weyerhaeuser Co.
4.63%, 09/15/23	100	108,139
7.38%, 10/01/19	100	111,948
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	305	313,750

		28,657,218
RETAIL — 0.97%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,858
4.50%, 12/01/23 (Call 09/01/23)	200	211,336
5.75%, 05/01/20	100	108,903
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	106,256
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	70	67,310
3.25%, 04/15/25 (Call 01/15/25)	165	162,005
3.70%, 04/15/22 (Call 01/15/22)	600	620,334
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	50	49,508

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Best Buy Co. Inc.
5.00%, 08/01/18	$50	$52,144
5.50%, 03/15/21 (Call 12/15/20)	213	231,316
Costco Wholesale Corp.
1.70%, 12/15/19	275	275,374
2.25%, 02/15/22	170	168,915
CVS Health Corp.
1.90%, 07/20/18	586	588,526
2.25%, 12/05/18 (Call 11/05/18)	79	79,677
2.25%, 08/12/19 (Call 07/12/19)	500	503,725
2.75%, 12/01/22 (Call 09/01/22)	600	593,634
2.80%, 07/20/20 (Call 06/20/20)	935	949,745
2.88%, 06/01/26 (Call 03/01/26)	250	239,460
3.38%, 08/12/24 (Call 05/12/24)	250	252,295
3.88%, 07/20/25 (Call 04/20/25)	850	877,888
4.00%, 12/05/23 (Call 09/05/23)	500	525,715
4.13%, 05/15/21 (Call 02/15/21)	450	476,014
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	500	500,095
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	395	393,298
2.13%, 09/15/26 (Call 06/15/26)	125	116,114
2.25%, 09/10/18 (Call 08/10/18)	142	143,681
2.63%, 06/01/22 (Call 05/01/22)	600	606,306
2.70%, 04/01/23 (Call 01/01/23)	100	100,875
3.00%, 04/01/26 (Call 01/01/26)	390	390,156

Security	Principal (000s)	Value
3.35%, 09/15/25 (Call 06/15/25)	$45	$46,429
3.75%, 02/15/24 (Call 11/15/23)	600	637,476
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	100	101,229
4.25%, 07/17/25 (Call 04/17/25)	250	241,290
4.75%, 12/15/23 (Call 09/15/23)	100	102,671
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	330	314,566
3.13%, 09/15/24 (Call 06/15/24)	250	253,420
3.38%, 09/15/25 (Call 06/15/25)	450	460,760
3.80%, 11/15/21 (Call 08/15/21)	200	212,092
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	235,742
3.63%, 06/01/24 (Call 03/01/24)[a]	175	168,504
3.88%, 01/15/22 (Call 10/15/21)[a]	225	224,836
McDonald’s Corp.
1.88%, 05/29/19	50	49,990
2.63%, 01/15/22	100	100,142
2.75%, 12/09/20 (Call 11/09/20)	625	636,056
3.25%, 06/10/24	100	102,235
3.70%, 01/30/26 (Call 10/30/25)	600	613,524
5.35%, 03/01/18	404	419,304
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	207,808
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	75	74,717
3.85%, 06/15/23 (Call 03/15/23)	250	258,105

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.63%, 09/15/21 (Call 06/15/21)	$100	$107,123
QVC Inc.
3.13%, 04/01/19	75	75,938
4.38%, 03/15/23	100	100,750
4.45%, 02/15/25 (Call 11/15/24)	250	245,937
5.13%, 07/02/22	150	157,687
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	100	102,164
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	252,385
2.45%, 06/15/26 (Call 03/15/26)	170	162,591
2.70%, 06/15/22 (Call 04/15/22)	250	253,782
Target Corp.
2.50%, 04/15/26	400	377,244
2.90%, 01/15/22	200	204,158
3.50%, 07/01/24	150	155,618
3.88%, 07/15/20	300	317,613
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	500	461,940
2.50%, 05/15/23 (Call 02/15/23)	125	123,191
Wal-Mart Stores Inc.
1.13%, 04/11/18	814	812,795
1.95%, 12/15/18	126	127,130
2.55%, 04/11/23 (Call 01/11/23)	95	94,832
3.25%, 10/25/20	650	681,038
3.30%, 04/22/24 (Call 01/22/24)	650	674,219
3.63%, 07/08/20	50	52,871
Walgreen Co.
3.10%, 09/15/22	175	176,057
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	138	138,257
2.60%, 06/01/21 (Call 05/01/21)	65	64,958

Security	Principal (000s)	Value
2.70%, 11/18/19 (Call 10/18/19)	$400	$405,836
3.45%, 06/01/26 (Call 03/01/26)	500	491,720
3.80%, 11/18/24 (Call 08/18/24)	840	858,388

		22,580,581
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	112,288
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	119,482

		231,770
SEMICONDUCTORS — 0.39%
Altera Corp.
2.50%, 11/15/18	510	518,252
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	172,471
3.50%, 12/05/26 (Call 09/05/26)	25	24,898
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	160	169,163
4.30%, 06/15/21	600	646,080
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[d]	250	250,360
3.88%, 01/15/27 (Call 10/15/26)[d]	1,250	1,258,750
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	750	724,710
3.10%, 07/29/22	200	206,484
3.30%, 10/01/21	875	916,230
3.70%, 07/29/25 (Call 04/29/25)	380	399,817
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	445	467,508
4.65%, 11/01/24 (Call 08/01/24)	158	169,624

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	$30	$30,110
3.80%, 03/15/25 (Call 12/15/24)	400	404,616
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	100	97,134
QUALCOMM Inc.
1.40%, 05/18/18	219	218,687
2.25%, 05/20/20	180	180,787
3.00%, 05/20/22	900	911,835
3.45%, 05/20/25 (Call 02/20/25)	250	252,917
Texas Instruments Inc.
1.00%, 05/01/18	310	308,645
1.65%, 08/03/19	300	299,430
1.75%, 05/01/20 (Call 04/01/20)	120	119,009
2.75%, 03/12/21 (Call 02/12/21)	75	76,496
Xilinx Inc.
2.13%, 03/15/19	100	100,010
3.00%, 03/15/21	100	101,199

		9,025,222
SOFTWARE — 0.85%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[d]	265	258,129
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	300	302,250
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	195	201,242
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	300	293,682
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	270	285,131
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	175	183,813

Security	Principal (000s)	Value
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	$30	$31,141
4.80%, 03/01/26 (Call 12/01/25)	50	53,880
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	75	73,410
3.50%, 04/15/23 (Call 01/15/23)	400	407,104
3.63%, 10/15/20 (Call 09/15/20)	50	51,808
4.50%, 10/15/22 (Call 08/15/22)	500	535,455
5.00%, 03/15/22 (Call 03/15/17)	150	153,838
5.00%, 10/15/25 (Call 07/15/25)	550	602,415
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	51,389
4.75%, 06/15/21	250	269,783
Microsoft Corp.
1.30%, 11/03/18	434	434,208
1.55%, 08/08/21 (Call 07/08/21)	625	607,344
1.63%, 12/06/18	522	524,714
1.85%, 02/12/20 (Call 01/12/20)	1,250	1,254,725
2.00%, 11/03/20 (Call 10/03/20)	1,505	1,512,013
2.13%, 11/15/22	200	196,054
2.38%, 02/12/22 (Call 01/12/22)	600	602,046
2.40%, 02/06/22 (Call 01/06/22)	100	100,483
2.40%, 08/08/26 (Call 05/08/26)	600	569,754
2.65%, 11/03/22 (Call 09/03/22)	355	358,301
2.70%, 02/12/25 (Call 11/12/24)	425	419,645

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.88%, 02/06/24 (Call 12/06/23)	$235	$236,551
3.13%, 11/03/25 (Call 08/03/25)	500	504,865
3.63%, 12/15/23 (Call 09/15/23)	425	449,021
4.20%, 06/01/19	675	715,412
Oracle Corp.
2.25%, 10/08/19	1,100	1,115,829
2.38%, 01/15/19	125	127,030
2.40%, 09/15/23 (Call 07/15/23)	1,450	1,417,404
2.50%, 05/15/22 (Call 03/15/22)	1,208	1,208,495
2.50%, 10/15/22	1,250	1,247,150
2.65%, 07/15/26 (Call 04/15/26)	345	330,979
2.80%, 07/08/21	500	510,925
2.95%, 05/15/25 (Call 02/15/25)	300	297,099
3.40%, 07/08/24 (Call 04/08/24)	50	51,464
3.63%, 07/15/23	300	315,300
3.88%, 07/15/20	400	425,132
5.75%, 04/15/18	392	411,365

		19,697,778
TELECOMMUNICATIONS — 1.34%
America Movil SAB de CV
5.00%, 03/30/20	875	936,792
AT&T Inc.
2.30%, 03/11/19	1,325	1,333,321
2.45%, 06/30/20 (Call 05/30/20)	618	619,397
3.00%, 02/15/22	675	672,995
3.00%, 06/30/22 (Call 04/30/22)	450	446,940
3.40%, 05/15/25 (Call 02/15/25)	1,117	1,080,631
3.80%, 03/15/22	450	463,667
3.88%, 08/15/21	800	830,720
3.90%, 03/11/24 (Call 12/11/23)	750	762,562
3.95%, 01/15/25 (Call 10/15/24)	600	603,828

Security	Principal (000s)	Value
4.13%, 02/17/26 (Call 11/17/25)	$850	$862,359
4.45%, 05/15/21	650	689,526
4.45%, 04/01/24 (Call 01/01/24)	325	340,181
5.00%, 03/01/21	250	270,215
5.20%, 03/15/20	250	270,145
5.60%, 05/15/18	22	23,021
5.88%, 10/01/19	300	327,528
British Telecommunications PLC
2.35%, 02/14/19	250	251,452
Cisco Systems Inc.
1.40%, 09/20/19	750	744,555
1.60%, 02/28/19	375	375,442
1.65%, 06/15/18	1,018	1,022,052
1.85%, 09/20/21 (Call 08/20/21)	250	245,225
2.20%, 02/28/21	605	605,914
2.50%, 09/20/26 (Call 06/20/26)	525	502,289
2.60%, 02/28/23	250	249,545
2.95%, 02/28/26	125	124,619
3.63%, 03/04/24	575	605,492
4.95%, 02/15/19	600	638,682
Juniper Networks Inc.
4.50%, 03/15/24	50	52,624
4.60%, 03/15/21	195	208,133
Motorola Solutions Inc.
3.50%, 09/01/21	125	126,603
3.50%, 03/01/23	55	54,249
3.75%, 05/15/22	450	458,689
7.50%, 05/15/25	200	237,406
Orange SA
1.63%, 11/03/19	215	211,457
2.75%, 02/06/19	625	633,387
4.13%, 09/14/21	150	158,556
5.38%, 07/08/19	50	53,636
Qwest Corp.
6.75%, 12/01/21	150	166,312
7.25%, 09/15/25	250	270,625
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	250	237,103
3.63%, 12/15/25 (Call 09/15/25)	60	60,849

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.10%, 10/01/23 (Call 07/01/23)	$430	$453,960
6.80%, 08/15/18	205	219,799
Telefonica Emisiones SAU
3.19%, 04/27/18	500	506,955
5.46%, 02/16/21	450	493,569
5.88%, 07/15/19	250	270,405
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	216,648
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,050	1,018,122
2.63%, 08/15/26[a]	425	390,273
2.95%, 03/15/22[d]	3,515	3,521,397
3.00%, 11/01/21 (Call 09/01/21)	310	312,784
3.45%, 03/15/21	375	386,610
3.50%, 11/01/21	125	128,843
3.50%, 11/01/24 (Call 08/01/24)	1,058	1,059,058
4.15%, 03/15/24 (Call 12/15/23)	74	77,160
4.50%, 09/15/20	750	801,638
5.15%, 09/15/23	850	936,300
Vodafone Group PLC
2.50%, 09/26/22	475	463,035
2.95%, 02/19/23	500	491,880
4.63%, 07/15/18	500	517,640

		31,094,800
TEXTILES — 0.00%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	102,334

		102,334
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	45,800
Mattel Inc.
2.35%, 05/06/19	200	200,628
3.15%, 03/15/23 (Call 12/15/22)	125	123,679

		370,107

Security	Principal (000s)	Value
TRANSPORTATION — 0.52%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$250	$254,068
3.05%, 03/15/22 (Call 12/15/21)	160	163,966
3.05%, 09/01/22 (Call 06/01/22)	500	511,640
3.40%, 09/01/24 (Call 06/01/24)	375	387,315
3.75%, 04/01/24 (Call 01/01/24)	400	422,004
4.70%, 10/01/19	250	268,425
5.75%, 03/15/18	350	365,214
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	100	97,766
2.75%, 03/01/26 (Call 12/01/25)	310	305,796
2.85%, 12/15/21 (Call 09/15/21)	250	254,765
2.95%, 11/21/24 (Call 08/21/24)	200	201,884
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	197,286
4.50%, 01/15/22	260	279,547
9.45%, 08/01/21	150	186,615
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	625	626,744
3.70%, 10/30/20 (Call 07/30/20)	250	260,783
4.25%, 06/01/21 (Call 03/01/21)	50	53,269
FedEx Corp.
2.30%, 02/01/20	345	348,491
2.63%, 08/01/22	350	350,451
3.20%, 02/01/25	325	325,965
3.25%, 04/01/26 (Call 01/01/26)	45	44,906
3.30%, 03/15/27 (Call 12/15/26)	165	164,114
4.00%, 01/15/24	130	137,986

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	$250	$253,408
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	100	97,294
3.13%, 06/01/26 (Call 03/01/26)	250	235,670
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	199,354
2.90%, 06/15/26 (Call 03/15/26)	350	339,920
3.00%, 04/01/22 (Call 01/01/22)	575	583,165
3.85%, 01/15/24 (Call 10/15/23)	250	262,007
5.90%, 06/15/19	75	81,387
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	115	112,560
2.50%, 03/01/18 (Call 02/01/18)	350	352,993
2.50%, 05/11/20 (Call 04/11/20)	105	105,099
2.65%, 03/02/20 (Call 02/02/20)	50	50,425
2.88%, 09/01/20 (Call 08/01/20)	205	207,651
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	315	308,133
3.75%, 03/15/24 (Call 12/15/23)	550	579,161
4.16%, 07/15/22 (Call 04/15/22)	425	458,014
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	125	119,322
2.45%, 10/01/22	300	301,233
3.13%, 01/15/21	175	181,557
5.13%, 04/01/19	932	998,517

		12,035,870

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.04%
GATX Corp.
2.50%, 03/15/19	$100	$100,670
2.60%, 03/30/20 (Call 02/28/20)[a]	300	302,253
3.25%, 09/15/26 (Call 06/15/26)	130	124,350
3.85%, 03/30/27 (Call 12/30/26)	25	25,079
3.90%, 03/30/23	100	102,777
4.85%, 06/01/21	200	215,936

		871,065
WATER — 0.02%
American Water Capital Corp.
3.00%, 12/01/26 (Call 09/01/26)	75	73,705
3.40%, 03/01/25 (Call 12/01/24)	300	307,995

		381,700

TOTAL CORPORATE BONDS & NOTES
(Cost: $786,804,419)		791,737,214

FOREIGN GOVERNMENT OBLIGATIONS[e] — 5.34%

CANADA — 0.58%
Canada Government International Bond
1.13%, 03/19/18	1,125	1,125,382
1.63%, 02/27/19	595	598,647
Export Development Canada
1.00%, 06/15/18	500	498,385
1.00%, 11/01/18	605	601,582
1.25%, 02/04/19	160	159,405
1.63%, 12/03/19	1,000	999,520
1.75%, 07/21/20	450	449,456
Province of British Columbia Canada
2.00%, 10/23/22	975	956,787
2.25%, 06/02/26	560	537,813
Province of Manitoba Canada
1.75%, 05/30/19	300	300,552
2.13%, 06/22/26	500	468,505
3.05%, 05/14/24	50	51,163

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Province of Ontario Canada
1.63%, 01/18/19	$500	$499,940
1.65%, 09/27/19	750	746,475
2.00%, 09/27/18	475	478,524
2.00%, 01/30/19	150	151,013
3.20%, 05/16/24	1,000	1,033,290
4.00%, 10/07/19	200	210,854
4.40%, 04/14/20	850	911,268
Province of Quebec Canada
2.50%, 04/20/26	500	487,750
2.63%, 02/13/23	925	931,410
2.88%, 10/16/24	300	304,209
3.50%, 07/29/20	725	760,612
7.13%, 02/09/24	150	187,677

		13,450,219
CHILE — 0.06%
Chile Government International Bond
2.25%, 10/30/22	600	591,456
3.25%, 09/14/21	200	208,086
3.88%, 08/05/20	600	634,992

		1,434,534
COLOMBIA — 0.13%
Colombia Government International Bond
4.38%, 07/12/21	1,750	1,854,983
7.38%, 03/18/19	550	609,565
8.13%, 05/21/24	200	253,148
11.75%, 02/25/20	300	379,086

		3,096,782
GERMANY — 0.10%
FMS Wertmanagement AoeR
1.25%, 07/30/18	300	299,493
1.75%, 01/24/20	2,000	1,999,040

		2,298,533
HUNGARY — 0.17%
Hungary Government International Bond
4.00%, 03/25/19	468	484,965
5.38%, 02/21/23	360	396,000
5.38%, 03/25/24	700	777,875
5.75%, 11/22/23	600	678,000

Security	Principal (000s)	Value
6.25%, 01/29/20	$300	$330,000
6.38%, 03/29/21	1,200	1,347,000

		4,013,840
ISRAEL — 0.07%
Israel Government International Bond
2.88%, 03/16/26	600	588,600
5.13%, 03/26/19	912	974,645

		1,563,245
ITALY — 0.05%
Republic of Italy Government International Bond
6.88%, 09/27/23	930	1,091,411

		1,091,411
JAPAN — 0.23%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	3,000	3,002,070
1.75%, 11/13/18	800	798,976
1.88%, 07/21/26	500	460,055
2.13%, 02/10/25	400	381,824
2.25%, 11/04/26	250	236,537
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	316,032

		5,195,494
MEXICO — 0.24%
Mexico Government International Bond
3.50%, 01/21/21	100	102,911
3.60%, 01/30/25	1,000	992,640
3.63%, 03/15/22	1,980	2,023,501
4.00%, 10/02/23	938	961,159
4.13%, 01/21/26	450	460,557
5.95%, 03/19/19	1,020	1,105,864

		5,646,632
PANAMA — 0.05%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	650	679,822
5.20%, 01/30/20	350	378,850

		1,058,672

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	$365	$404,577
7.35%, 07/21/25	300	391,512

		796,089
PHILIPPINES — 0.16%
Philippine Government International Bond
4.00%, 01/15/21	1,550	1,654,981
5.50%, 03/30/26	812	969,382
8.38%, 06/17/19	300	345,384
10.63%, 03/16/25	500	770,745

		3,740,492
POLAND — 0.18%
Republic of Poland Government International Bond
3.00%, 03/17/23	850	850,000
3.25%, 04/06/26[a]	850	841,500
4.00%, 01/22/24	150	157,313
5.13%, 04/21/21	930	1,019,513
6.38%, 07/15/19	1,162	1,282,557

		4,150,883
SOUTH AFRICA — 0.14%
Republic of South Africa Government International Bond
5.50%, 03/09/20	1,100	1,179,750
5.88%, 09/16/25	900	990,000
6.88%, 05/27/19	962	1,050,985

		3,220,735
SOUTH KOREA — 0.15%
Export-Import Bank of Korea
2.25%, 01/21/20	1,000	1,000,180
2.38%, 08/12/19	250	252,027
2.88%, 01/21/25	400	394,440
5.00%, 04/11/22	1,000	1,104,810
Korea International Bond
5.63%, 11/03/25	250	303,460
7.13%, 04/16/19	462	513,444

		3,568,361

Security	Principal (000s)	Value
SUPRANATIONAL — 2.93%
African Development Bank
0.88%, 03/15/18	$175	$174,339
1.00%, 05/15/19	429	423,818
1.13%, 03/04/19	718	712,981
1.63%, 10/02/18	1,725	1,731,417
2.38%, 09/23/21	328	331,437
Asian Development Bank
1.38%, 01/15/19	150	149,853
1.38%, 03/23/20	600	594,162
1.50%, 09/28/18	725	726,921
1.50%, 01/22/20	1,045	1,040,078
1.63%, 03/16/21	2,150	2,122,200
1.75%, 09/11/18	600	603,828
1.75%, 01/10/20	250	250,848
1.88%, 02/18/22	650	643,259
2.00%, 01/22/25	1,000	965,840
2.00%, 04/24/26	250	238,715
Corp. Andina de Fomento
2.13%, 09/27/21	500	490,155
4.38%, 06/15/22	300	321,657
Council of Europe Development Bank
1.13%, 05/31/18	1,100	1,097,129
1.75%, 11/14/19	150	150,084
European Bank for Reconstruction & Development
0.88%, 07/22/19	250	245,640
1.50%, 03/16/20	1,000	993,090
1.63%, 11/15/18	1,600	1,606,640
2.13%, 03/07/22	250	249,718
European Investment Bank
1.00%, 03/15/18	1,200	1,197,132
1.00%, 06/15/18	900	896,634
1.25%, 05/15/18	250	249,938
1.25%, 05/15/19	2,545	2,525,607
1.38%, 09/15/21	250	241,545
1.63%, 12/18/18	1,000	1,002,990
1.63%, 03/16/20	3,475	3,454,602
1.63%, 06/15/21[a]	2,500	2,449,250
1.75%, 06/17/19	50	50,140
1.88%, 03/15/19	2,000	2,013,360
1.88%, 02/10/25	1,360	1,292,258

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.00%, 03/15/21	$1,750	$1,744,365
2.13%, 04/13/26	250	239,953
2.25%, 08/15/22	550	548,339
2.50%, 04/15/21	200	203,078
2.88%, 09/15/20	150	154,641
3.25%, 01/29/24	1,100	1,151,788
4.00%, 02/16/21	575	616,797
Inter-American Development Bank
0.88%, 03/15/18	1,445	1,440,015
1.25%, 09/14/21[a]	1,000	966,080
1.38%, 07/15/20	1,050	1,035,751
1.75%, 10/15/19[a]	875	877,984
1.75%, 04/14/22	2,075	2,038,957
1.88%, 06/16/20	500	501,530
2.13%, 01/15/25	550	537,339
3.00%, 02/21/24	200	207,808
4.25%, 09/10/18	1,000	1,043,830
Series GDP
1.25%, 10/15/19	500	495,235
International Bank for Reconstruction & Development
0.88%, 07/19/18	2,200	2,188,208
0.88%, 08/15/19	1,000	983,960
1.00%, 06/15/18	200	199,392
1.13%, 11/27/19[a]	865	853,755
1.38%, 04/10/18	100	100,202
1.38%, 05/24/21	500	487,920
1.63%, 03/09/21	2,175	2,148,204
1.88%, 03/15/19	850	856,961
1.88%, 10/07/19	2,200	2,216,170
1.88%, 10/07/22	450	442,413
2.13%, 11/01/20[a]	450	454,424
2.13%, 02/13/23[a]	1,550	1,535,786
2.13%, 03/03/25	225	218,824
2.25%, 06/24/21[a]	1,375	1,389,300
2.50%, 11/25/24	250	250,640
2.50%, 07/29/25	2,050	2,045,408
7.63%, 01/19/23	1,000	1,292,290
International Finance Corp.
0.88%, 06/15/18	1,480	1,473,118
1.13%, 07/20/21	250	240,700
1.63%, 07/16/20	100	99,576
1.75%, 09/04/18	640	644,154
1.75%, 09/16/19	1,599	1,606,387

Security	Principal (000s)	Value
Nordic Investment Bank
0.88%, 09/27/18	$405	$402,088
1.13%, 02/25/19	905	898,194

		68,068,829
SWEDEN — 0.06%
Svensk Exportkredit AB
1.13%, 08/28/19	500	492,390
1.75%, 03/10/21	1,000	984,130

		1,476,520
URUGUAY — 0.00%
Uruguay Government International Bond
4.50%, 08/14/24[a]	75	79,601

		79,601

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $124,725,991)		123,950,872

MUNICIPAL DEBT OBLIGATIONS — 0.14%

CALIFORNIA — 0.05%
State of California GO
6.20%, 03/01/19	100	109,287
6.20%, 10/01/19	20	22,289
State of California GO BAB
5.70%, 11/01/21	300	339,810
6.65%, 03/01/22	400	471,412
University of California RB Series AH
1.80%, 07/01/19	100	100,434

		1,043,232
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	250	255,968

		255,968
ILLINOIS — 0.05%
State of Illinois GO
4.35%, 06/01/18	312	315,329
4.95%, 06/01/23	335	337,954
5.67%, 03/01/18	50	51,571
5.88%, 03/01/19	400	419,260

		1,124,114

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	$50	$45,529
0.00%, 02/15/23 (AGM)	600	474,528

		520,057
TEXAS — 0.00%
Texas Transportation Commission State Highway Fund RB BAB Series B
5.03%, 04/01/26	50	57,012

		57,012
UTAH — 0.01%
State of Utah GO BAB Series B
3.54%, 07/01/25	250	262,243

		262,243

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,251,592)		3,262,626

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.61%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.39%
Federal Home Loan Banks
0.88%, 06/29/18	400	398,908
0.88%, 10/01/18	1,920	1,910,611
1.13%, 04/25/18	500	500,505
1.25%, 01/16/19	1,180	1,179,634
1.38%, 02/18/21	1,130	1,111,852
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	9,987	9,976,314
0.88%, 10/12/18	700	696,577
1.25%, 08/01/19	1,980	1,972,179
1.25%, 10/02/19	4,341	4,316,647
1.38%, 05/01/20	850	843,744
1.75%, 05/30/19	5,000	5,040,550
2.38%, 01/13/22	6,528	6,655,492
3.75%, 03/27/19	1,905	1,999,050
Federal National Mortgage Association
1.00%, 02/26/19	800	794,936
1.00%, 10/24/19	125	123,399

Security	Principal (000s)	Value
1.25%, 08/17/21	$2,200	$2,138,092
1.38%, 10/07/21	3,850	3,757,292
1.50%, 06/22/20	1,200	1,195,236
1.63%, 01/21/20	13,600	13,631,416
1.75%, 09/12/19	14,150	14,254,568
1.88%, 09/24/26	2,000	1,861,200
2.13%, 04/24/26	3,750	3,576,338
2.63%, 09/06/24	700	711,753

		78,646,293
U.S. GOVERNMENT OBLIGATIONS — 56.22%
U.S. Treasury Note/Bond
0.63%, 06/30/18	9,500	9,448,795
0.75%, 12/31/17	30,937	30,907,919
0.75%, 01/31/18	509	508,343
0.75%, 03/31/18	4,400	4,389,704
0.75%, 04/15/18	1,500	1,496,130
0.75%, 10/31/18	20,000	19,872,000
0.75%, 02/15/19	3,500	3,468,220
0.75%, 07/15/19	8,500	8,386,525
0.88%, 01/31/18	6,302	6,299,921
0.88%, 04/15/19	4,200	4,166,190
0.88%, 06/15/19	2,600	2,574,650
0.88%, 07/31/19	3,000	2,967,330
1.00%, 05/31/18	21,650	21,647,618
1.00%, 03/15/19	2,000	1,990,300
1.00%, 06/30/19	12,000	11,913,240
1.00%, 08/31/19	7,700	7,632,625
1.00%, 09/30/19	15,000	14,857,950
1.00%, 11/30/19	500	494,390
1.13%, 06/15/18	18,000	18,025,020
1.13%, 01/15/19	11,400	11,384,724
1.13%, 01/31/19	10,000	9,984,100
1.13%, 12/31/19	15,168	15,034,825
1.13%, 03/31/20	16,640	16,450,637
1.13%, 04/30/20	8,296	8,192,964
1.13%, 06/30/21	8,100	7,867,368
1.13%, 07/31/21	10,000	9,700,000
1.13%, 09/30/21	2,000	1,935,800
1.25%, 10/31/18	25,450	25,494,793
1.25%, 11/30/18	5,950	5,959,044
1.25%, 12/31/18	2,000	2,002,280
1.25%, 01/31/19	6,700	6,704,891
1.25%, 04/30/19	3,000	2,998,140

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.25%, 10/31/19	$9,000	$8,964,810
1.25%, 01/31/20	6,000	5,963,220
1.25%, 02/29/20	3,921	3,893,867
1.25%, 03/31/21	3,600	3,527,028
1.25%, 10/31/21	10,000	9,724,600
1.25%, 07/31/23	6,500	6,158,295
1.38%, 06/30/18	13,000	13,058,371
1.38%, 07/31/18	12,300	12,355,349
1.38%, 09/30/18	14,889	14,951,086
1.38%, 11/30/18	11,800	11,844,486
1.38%, 12/31/18	25,000	25,080,999
1.38%, 02/28/19	4,500	4,512,510
1.38%, 01/31/20	8,500	8,478,835
1.38%, 03/31/20	6,000	5,974,980
1.38%, 04/30/20	6,400	6,368,128
1.38%, 05/31/20	7,000	6,958,210
1.38%, 09/30/20	38,000	37,633,302
1.38%, 10/31/20	500	494,800
1.38%, 01/31/21	4,000	3,946,160
1.38%, 04/30/21	900	885,276
1.38%, 05/31/21	2,400	2,358,312
1.38%, 06/30/23	6,800	6,501,412
1.38%, 08/31/23	11,000	10,491,360
1.38%, 09/30/23	6,100	5,812,019
1.50%, 08/31/18	7,220	7,264,114
1.50%, 12/31/18	13,000	13,074,230
1.50%, 01/31/19	6,750	6,786,585
1.50%, 02/28/19	5,000	5,027,000
1.50%, 03/31/19	7,128	7,162,784
1.50%, 05/31/19	7,500	7,534,574
1.50%, 11/30/19	9,000	9,016,920
1.50%, 05/31/20	51,800	51,692,256
1.50%, 02/28/23	9,000	8,707,770
1.50%, 03/31/23	4,000	3,865,560
1.50%, 08/15/26	13,000	12,044,760
1.63%, 03/31/19	3,200	3,224,480
1.63%, 06/30/19	11,300	11,378,082
1.63%, 07/31/19	7,500	7,550,551
1.63%, 08/31/19	8,950	9,008,712
1.63%, 12/31/19	6,000	6,028,920
1.63%, 08/15/22	8,000	7,850,000
1.63%, 11/15/22	12,219	11,951,159
1.63%, 04/30/23	9,500	9,240,555
1.63%, 05/31/23	3,000	2,914,920

Security	Principal (000s)	Value
1.63%, 02/15/26	$16,100	$15,151,710
1.63%, 05/15/26	8,700	8,170,344
1.75%, 09/30/19	3,000	3,028,350
1.75%, 10/31/20	400	401,228
1.75%, 12/31/20	11,800	11,815,812
1.75%, 02/28/22	2,000	1,984,360
1.75%, 05/15/22	6,000	5,938,740
1.75%, 09/30/22	22,000	21,693,321
1.75%, 01/31/23	20,200	19,846,904
1.75%, 05/15/23	9,945	9,741,127
1.88%, 06/30/20	2,500	2,524,500
1.88%, 11/30/21	3,500	3,500,245
1.88%, 05/31/22	1,300	1,295,112
1.88%, 08/31/22	10,000	9,935,500
2.00%, 07/31/20	550	557,222
2.00%, 09/30/20	16,000	16,201,121
2.00%, 11/30/20	180	182,029
2.00%, 02/28/21	4,950	5,000,688
2.00%, 05/31/21	2,000	2,016,740
2.00%, 08/31/21	9,000	9,058,771
2.00%, 10/31/21	11,000	11,064,020
2.00%, 11/15/21	8,000	8,045,200
2.00%, 12/31/21	3,500	3,518,620
2.00%, 02/15/22	5,194	5,218,463
2.00%, 07/31/22	10,000	10,009,999
2.00%, 11/30/22	10,000	9,980,400
2.00%, 02/15/23	8,345	8,315,959
2.00%, 02/15/25	11,100	10,867,899
2.00%, 08/15/25	25,000	24,375,000
2.13%, 08/31/20	18,120	18,428,584
2.13%, 01/31/21	8,750	8,882,387
2.13%, 06/30/21	10,600	10,739,602
2.13%, 08/15/21	14,295	14,466,969
2.13%, 09/30/21	15,000	15,174,001
2.13%, 12/31/21	35,750	36,139,319
2.13%, 06/30/22	5,200	5,241,236
2.13%, 12/31/22	7,400	7,430,785
2.13%, 11/30/23	7,000	6,987,750
2.13%, 05/15/25	16,800	16,571,688
2.25%, 07/31/18	4,700	4,778,913
2.25%, 03/31/21	2,300	2,344,183
2.25%, 01/31/24	4,000	4,019,600
2.25%, 11/15/24	13,000	12,988,301
2.25%, 11/15/25	14,500	14,397,485

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
2.38%, 06/30/18	$2,500	$2,544,425
2.38%, 12/31/20	5,100	5,228,418
2.38%, 08/15/24	10,400	10,500,672
2.50%, 08/15/23	2,040	2,085,594
2.50%, 05/15/24	5,025	5,122,988
2.63%, 04/30/18	4,910	5,002,701
2.63%, 11/15/20	375	387,840
2.75%, 02/28/18	422	429,465
2.75%, 02/15/19	2,000	2,058,680
2.75%, 11/15/23	23,150	24,002,614
2.75%, 02/15/24	8,925	9,251,565
2.88%, 03/31/18	1,430	1,459,129
3.13%, 05/15/19	10,000	10,396,300
3.13%, 05/15/21	8,600	9,065,088
3.38%, 11/15/19	2,493	2,623,783
3.50%, 05/15/20	6,353	6,739,199
3.63%, 08/15/19	2,190	2,310,494
3.63%, 02/15/20	2,010	2,135,183
3.63%, 02/15/21	756	811,271
3.75%, 11/15/18	4,300	4,489,716
6.00%, 02/15/26	7,500	9,735,225
6.50%, 11/15/26	2,500	3,398,475
6.63%, 02/15/27	6,000	8,270,400
6.75%, 08/15/26	11,000	15,113,340
6.88%, 08/15/25	2,200	2,980,252
7.50%, 11/15/24	1,500	2,064,420
7.88%, 02/15/21	5,000	6,172,400
8.00%, 11/15/21	13,700	17,483,392
8.50%, 02/15/20	1,667	2,007,268
8.75%, 05/15/20	1,500	1,837,335

		1,305,755,602

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,393,719,637)		1,384,401,895

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g,h]	20,981	20,981,479

		20,981,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,981,479)		20,981,479

Value
TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $2,329,483,118)[i]	$2,324,334,086
Other Assets, Less Liabilities — (0.09)%	(2,009,715)

NET ASSETS — 100.00%	$2,322,324,371

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $2,329,643,520. Net unrealized depreciation was $5,309,434, of which $12,054,402 represented gross unrealized appreciation on securities and $17,363,836 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$1,500	$—	$(1,500)	$—	$—	$21,830	$1,043
2.15%, 04/29/21	—	250	—	250	247,838	—	—
2.20%, 01/28/19	500	—	—	500	503,645	10,179	—
2.30%, 06/01/20	500	—	—	500	502,240	12,398	—
2.70%, 11/01/22	—	250	—	250	248,510	5,704	—
2.95%, 02/23/25	—	300	—	300	297,387	4,138	—
3.25%, 06/01/25	—	250	—	250	252,370	2,710	—
4.20%, 11/01/25	—	250	—	250	268,032	—	—
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22[a]	400	—	—	400	413,172	11,089	—
3.90%, 04/29/24	500	—	—	500	518,050	18,776	—
4.38%, 08/11/20[a]	350	—	—	350	373,292	9,999	—

					$3,624,536	$96,823	$1,043

[a]	Security name at the beginning of the year was PNC Funding Corp.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$791,737,214	$—	$791,737,214
Foreign government obligations	—	123,950,872	—	123,950,872
Municipal debt obligations	—	3,262,626	—	3,262,626
U.S. government & agency obligations	—	1,384,401,895	—	1,384,401,895
Money market funds	20,981,479	—	—	20,981,479

Total	$20,981,479	$2,303,352,607	$—	$2,324,334,086

See notes to financial statements.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 39.39%
ADVERTISING — 0.07%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$25	$25,347
Omnicom Group Inc.
3.63%, 05/01/22	25	25,946
WPP Finance 2010
3.75%, 09/19/24	50	50,863

		102,156
AEROSPACE & DEFENSE — 0.48%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	25	25,058
3.38%, 06/15/46 (Call 12/15/45)	25	23,004
6.00%, 03/15/19	25	27,151
Harris Corp.
4.40%, 12/15/20	75	79,796
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	18	18,488
Lockheed Martin Corp.
1.85%, 11/23/18	25	25,074
2.50%, 11/23/20 (Call 10/23/20)	50	50,557
4.07%, 12/15/42	33	32,786
4.70%, 05/15/46 (Call 11/15/45)	25	27,413
Series B
6.15%, 09/01/36	25	31,976
Northrop Grumman Corp.
1.75%, 06/01/18	50	50,102
3.50%, 03/15/21	25	25,994
4.75%, 06/01/43	25	27,498
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	25,001
4.20%, 12/15/44 (Call 06/15/44)	25	26,204
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	75	73,792
3.10%, 06/01/22	50	51,498
4.50%, 06/01/42	75	80,571
6.05%, 06/01/36	26	32,781

		734,744
AGRICULTURE — 0.31%
Altria Group Inc.
2.95%, 05/02/23	50	49,846
5.38%, 01/31/44	50	58,126

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
4.02%, 04/16/43	$25	$24,852
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	45	45,897
Philip Morris International Inc.
2.50%, 08/22/22	25	24,708
2.63%, 03/06/23	50	49,260
4.25%, 11/10/44	50	50,105
6.38%, 05/16/38	25	32,158
Reynolds American Inc.
3.25%, 06/12/20	50	51,260
5.70%, 08/15/35 (Call 02/15/35)	25	28,935
5.85%, 08/15/45 (Call 02/15/45)	25	29,711
7.25%, 06/15/37	26	34,679

		479,537
AIRLINES — 0.14%
American Airlines Pass Through Trust
Series 2014-1, Class A
3.70%, 04/01/28	66	66,756
Series 2015-1, Class A
3.38%, 11/01/28	28	27,434
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	13	13,071
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	55	55,575
United Airlines Pass Through Trust Series 2015-1, Class AA
3.45%, 06/01/29	49	48,647

		211,483
APPAREL — 0.07%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	50	48,916
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	50	50,524

		99,440
AUTO MANUFACTURERS — 0.81%
American Honda Finance Corp.
1.70%, 02/22/19	50	49,969
2.25%, 08/15/19	25	25,228
2.30%, 09/09/26	30	28,120
Daimler Finance North America LLC
8.50%, 01/18/31	25	38,129

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Ford Motor Co.
6.63%, 10/01/28	$50	$59,511
Ford Motor Credit Co. LLC
2.24%, 06/15/18	200	200,930
3.34%, 03/18/21	200	203,610
General Motors Co.
6.25%, 10/02/43	25	28,485
6.60%, 04/01/36 (Call 10/01/35)	50	58,739
General Motors Financial Co. Inc.
2.40%, 04/10/18	100	100,627
3.15%, 01/15/20 (Call 12/15/19)	50	50,972
3.25%, 05/15/18	100	101,686
PACCAR Financial Corp.
1.40%, 05/18/18	50	50,000
Toyota Motor Credit Corp.
1.70%, 02/19/19	100	100,140
2.10%, 01/17/19	50	50,448
3.30%, 01/12/22	50	51,807
3.40%, 09/15/21	40	41,649

		1,240,050
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	24,719
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	50	52,253

		76,972
BANKS — 8.15%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,338
Bank of America Corp.
2.60%, 01/15/19	100	101,252
3.30%, 01/11/23	50	50,399
4.00%, 01/22/25	100	100,863
4.13%, 01/22/24	83	86,905
4.20%, 08/26/24	100	103,131
4.25%, 10/22/26	75	76,451
4.45%, 03/03/26	100	103,529
5.00%, 01/21/44	30	33,101
5.63%, 07/01/20	100	110,161
5.65%, 05/01/18	200	208,740
5.70%, 01/24/22	50	56,246
Series L
4.75%, 04/21/45	25	25,435

Security	Principal (000s)	Value
Bank of Montreal
1.40%, 04/10/18	$35	$34,946
1.50%, 07/18/19	25	24,761
1.90%, 08/27/21	50	48,809
2.38%, 01/25/19 (Call 12/25/18)	25	25,249
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	25	25,171
2.30%, 09/11/19 (Call 08/11/19)	25	25,249
2.45%, 11/27/20 (Call 10/27/20)	75	75,445
2.60%, 08/17/20 (Call 07/17/20)	100	101,305
3.55%, 09/23/21 (Call 08/23/21)	25	26,098
3.65%, 02/04/24 (Call 01/05/24)	25	26,062
Bank of Nova Scotia (The)
1.45%, 04/25/18	50	49,958
1.70%, 06/11/18 (Call 05/11/18)	75	75,087
2.05%, 06/05/19	50	50,202
4.38%, 01/13/21	25	26,727
4.50%, 12/16/25	50	52,119
Barclays PLC
5.20%, 05/12/26	200	207,532
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	50	50,389
2.45%, 01/15/20 (Call 12/15/19)	50	50,556
3.95%, 03/22/22 (Call 02/22/22)	50	52,614
BNP Paribas SA
2.70%, 08/20/18	150	151,971
5.00%, 01/15/21	50	54,171
Capital One Financial Corp.
3.50%, 06/15/23	50	50,929
3.75%, 07/28/26 (Call 06/28/26)	50	48,858
Citigroup Inc.
2.05%, 12/07/18	100	100,285
2.50%, 07/29/19	25	25,232
2.65%, 10/26/20	50	50,314
3.20%, 10/21/26 (Call 07/21/26)	50	48,049
3.30%, 04/27/25	20	19,704
3.70%, 01/12/26	200	200,576
3.75%, 06/16/24	84	86,138
3.88%, 03/26/25	50	49,767
4.45%, 09/29/27	50	51,169
4.65%, 07/30/45	75	78,862
5.50%, 09/13/25	75	82,531
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	50	49,204
4.35%, 08/01/25 (Call 07/01/25)	50	51,079

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	$100	$101,097
Cooperatieve Rabobank UA
3.88%, 02/08/22	50	52,770
5.25%, 05/24/41	25	29,285
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	250,915
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	250	253,967
3.80%, 09/15/22	150	152,025
Deutsche Bank AG
2.95%, 08/20/20	50	49,931
Deutsche Bank AG/London
3.70%, 05/30/24	50	48,859
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	50	50,845
Goldman Sachs Capital I
6.35%, 02/15/34	25	30,092
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	25	24,980
2.55%, 10/23/19	50	50,509
2.60%, 04/23/20 (Call 03/23/20)	45	45,333
2.63%, 01/31/19	100	101,243
2.75%, 09/15/20 (Call 08/15/20)	50	50,455
2.90%, 07/19/18	100	101,551
3.75%, 05/22/25 (Call 02/22/25)	50	50,663
4.00%, 03/03/24	100	104,143
4.75%, 10/21/45 (Call 04/21/45)	75	80,014
5.15%, 05/22/45	50	53,213
6.00%, 06/15/20	50	55,525
6.13%, 02/15/33	25	30,456
6.15%, 04/01/18	160	167,603
6.45%, 05/01/36	25	30,197
6.75%, 10/01/37	75	93,787
HSBC Holdings PLC
5.25%, 03/14/44	200	218,064
6.10%, 01/14/42	25	31,452
HSBC USA Inc.
2.38%, 11/13/19	150	150,507
JPMorgan Chase & Co.
2.20%, 10/22/19	50	50,270
2.55%, 10/29/20 (Call 09/29/20)	100	100,778

Security	Principal (000s)	Value
3.13%, 01/23/25 (Call 10/23/24)	$75	$74,259
3.38%, 05/01/23[a]	100	100,393
4.25%, 10/15/20	120	128,137
4.25%, 10/01/27	50	51,644
4.95%, 03/25/20	100	108,258
4.95%, 06/01/45	50	53,828
5.50%, 10/15/40	50	59,444
5.60%, 07/15/41	55	66,387
6.40%, 05/15/38	50	65,225
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	100,581
5.10%, 03/24/21	100	109,525
KfW
0.00%, 04/18/36	100	54,757
1.50%, 04/20/20	200	198,188
1.88%, 04/01/19	350	352,628
2.38%, 08/25/21	100	101,193
2.63%, 01/25/22	50	51,053
2.75%, 09/08/20	250	257,135
4.00%, 01/27/20	300	318,951
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	150	149,589
2.38%, 06/10/25[a]	125	123,516
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	50,609
Morgan Stanley
2.50%, 01/24/19	100	101,044
3.88%, 01/27/26	100	102,110
3.95%, 04/23/27	50	49,789
4.10%, 05/22/23	30	31,123
4.30%, 01/27/45	55	55,368
4.88%, 11/01/22	150	162,243
5.50%, 01/26/20	100	108,864
5.50%, 07/28/21	120	133,556
6.25%, 08/09/26	100	119,836
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	25	24,998
3.50%, 06/18/22	50	51,225
Northern Trust Corp.
2.38%, 08/02/22	40	39,634
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	100	98,659
1.50%, 10/21/20	100	98,336

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
PNC Bank N.A.
3.25%, 06/01/25 (Call 05/02/25)[b]	$250	$252,370
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	50	50,958
Royal Bank of Canada
2.13%, 03/02/20	100	99,928
2.20%, 07/27/18	25	25,212
2.35%, 10/30/20	50	50,143
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	24,917
3.45%, 08/27/18 (Call 07/27/18)	50	50,794
4.50%, 07/17/25 (Call 04/17/25)	50	51,159
Santander UK PLC
2.38%, 03/16/20	100	100,049
State Street Corp.
3.70%, 11/20/23	125	130,976
4.96%, 03/15/18	25	25,751
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	46,659
2.93%, 03/09/21	100	100,799
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	100,978
Toronto-Dominion Bank (The)
1.40%, 04/30/18	100	99,961
2.13%, 07/02/19	100	100,629
UBS AG/Stamford CT
5.75%, 04/25/18	200	209,254
Wells Fargo & Co.
2.10%, 07/26/21	100	97,940
2.15%, 01/15/19	100	100,726
2.55%, 12/07/20	150	150,995
3.50%, 03/08/22	100	103,704
3.55%, 09/29/25	50	50,444
3.90%, 05/01/45	125	120,804
4.10%, 06/03/26	50	51,210
4.13%, 08/15/23	100	104,596
4.75%, 12/07/46	50	52,067
5.38%, 11/02/43	50	56,558
Westpac Banking Corp.
2.00%, 08/19/21	50	48,835
2.25%, 07/30/18	50	50,342
2.25%, 01/17/19	200	201,302
2.70%, 08/19/26	50	47,645

		12,453,988

Security	Principal (000s)	Value
BEVERAGES — 1.13%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	$100	$101,092
3.30%, 02/01/23 (Call 12/01/22)	50	51,062
3.65%, 02/01/26 (Call 11/01/25)	200	203,330
4.90%, 02/01/46 (Call 08/01/45)	175	191,768
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,851
5.00%, 04/15/20	20	21,667
7.75%, 01/15/19	85	94,165
8.20%, 01/15/39	43	65,711
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	25,124
Coca-Cola Co. (The)
1.88%, 10/27/20	50	50,045
3.20%, 11/01/23	50	51,874
3.30%, 09/01/21	50	52,427
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	100	100,746
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	50	49,982
Diageo Capital PLC
4.83%, 07/15/20	50	54,209
5.88%, 09/30/36	25	30,775
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27 (Call 03/15/27)	50	50,180
6.82%, 05/01/18	50	52,953
Molson Coors Brewing Co.
3.50%, 05/01/22	50	51,744
5.00%, 05/01/42	50	53,204
PepsiCo Inc.
1.50%, 02/22/19	100	99,994
2.15%, 10/14/20 (Call 09/14/20)	50	50,286
2.75%, 03/01/23	50	50,288
2.75%, 04/30/25 (Call 01/30/25)	50	49,271
2.85%, 02/24/26 (Call 11/24/25)	50	49,447
4.45%, 04/14/46 (Call 10/14/45)	50	54,063

		1,725,258
BIOTECHNOLOGY — 0.62%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	50	46,432
3.45%, 10/01/20	25	25,993

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.63%, 05/15/22 (Call 02/15/22)	$25	$25,918
4.40%, 05/01/45 (Call 11/01/44)	50	49,165
4.56%, 06/15/48 (Call 12/15/47)	50	50,079
4.66%, 06/15/51 (Call 12/15/50)	30	30,162
5.70%, 02/01/19	100	107,393
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	50	54,458
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	25	25,854
5.20%, 09/15/45 (Call 03/15/45)	25	27,185
Celgene Corp.
2.88%, 08/15/20	50	50,770
4.00%, 08/15/23	50	52,462
5.00%, 08/15/45 (Call 02/15/45)	50	52,939
Gilead Sciences Inc.
2.05%, 04/01/19	50	50,231
2.55%, 09/01/20	40	40,411
3.25%, 09/01/22 (Call 07/01/22)	50	51,180
3.50%, 02/01/25 (Call 11/01/24)	50	50,563
4.40%, 12/01/21 (Call 09/01/21)	25	26,956
4.50%, 02/01/45 (Call 08/01/44)	25	24,990
4.60%, 09/01/35 (Call 03/01/35)	50	51,861
4.75%, 03/01/46 (Call 09/01/45)	25	25,955
5.65%, 12/01/41 (Call 06/01/41)	25	28,940

		949,897
BUILDING MATERIALS — 0.14%
CRH America Inc.
5.75%, 01/15/21	50	55,582
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[c]	25	25,611
4.25%, 03/01/21	50	52,936
5.13%, 09/14/45 (Call 03/14/45)	25	27,916
Owens Corning
7.00%, 12/01/36	25	30,538
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	25	26,241

		218,824
CHEMICALS — 0.56%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	50	49,101
4.90%, 06/01/43 (Call 12/01/42)	25	26,299
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	31,259

Security	Principal (000s)	Value
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	$25	$23,981
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	25	24,833
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	50	50,698
3.50%, 10/01/24 (Call 07/01/24)	50	50,962
4.25%, 11/15/20 (Call 08/15/20)	25	26,612
4.25%, 10/01/34 (Call 04/01/34)	25	25,220
5.25%, 11/15/41 (Call 05/15/41)	25	28,143
8.55%, 05/15/19	25	28,522
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	13	13,422
3.80%, 03/15/25 (Call 12/15/24)	38	38,857
EI du Pont de Nemours & Co.
2.80%, 02/15/23	100	99,414
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	25	26,543
5.25%, 07/15/43	25	27,747
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	25	24,095
4.40%, 07/15/44 (Call 01/15/44)	25	24,853
5.50%, 08/15/25	25	28,208
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	25	26,016
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	25	27,610
PPG Industries Inc.
3.60%, 11/15/20	50	52,360
Praxair Inc.
2.25%, 09/24/20	25	25,014
2.45%, 02/15/22 (Call 11/15/21)	25	24,981
3.55%, 11/07/42 (Call 05/07/42)	25	23,545
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	25	23,625

		851,920
COMMERCIAL SERVICES — 0.33%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	90,818
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	25	26,023
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	24,585

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Ecolab Inc.
4.35%, 12/08/21	$100	$108,260
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100	101,420
Princeton University Series A
4.95%, 03/01/19	40	42,507
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	51,804
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	25,643
Western Union Co. (The)
5.25%, 04/01/20	34	36,530

		507,590
COMPUTERS — 0.86%
Apple Inc.
2.00%, 05/06/20	100	100,282
2.25%, 02/23/21 (Call 01/23/21)	200	200,574
2.40%, 05/03/23	100	98,416
2.50%, 02/09/22 (Call 01/09/22)	50	50,240
4.25%, 02/09/47 (Call 08/09/46)	30	30,814
4.38%, 05/13/45	75	78,034
4.65%, 02/23/46 (Call 08/23/45)	50	54,328
Computer Sciences Corp.
4.45%, 09/15/22	33	34,615
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[d]	100	104,881
8.10%, 07/15/36 (Call 01/15/36)[d]	50	63,004
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	50	51,313
6.35%, 10/15/45 (Call 04/15/45)	50	52,295
HP Inc.
3.75%, 12/01/20	17	17,649
4.38%, 09/15/21	50	53,182
6.00%, 09/15/41	25	25,724
International Business Machines Corp.
3.30%, 01/27/27	150	151,320
6.22%, 08/01/27	25	31,231
Seagate HDD Cayman
3.75%, 11/15/18	75	77,290
4.75%, 01/01/25	15	14,482
5.75%, 12/01/34 (Call 06/01/34)	25	22,387

		1,312,061

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.16%
Colgate-Palmolive Co.
1.75%, 03/15/19	$25	$25,106
4.00%, 08/15/45	25	25,976
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	25	26,021
Procter & Gamble Co. (The)
1.60%, 11/15/18	50	50,218
2.30%, 02/06/22	25	25,157
2.45%, 11/03/26	25	23,993
3.10%, 08/15/23	20	20,625
5.55%, 03/05/37	30	39,426

		236,522
DISTRIBUTION & WHOLESALE — 0.02%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	25	27,329

		27,329
DIVERSIFIED FINANCIAL SERVICES — 1.52%
Affiliated Managers Group Inc.
3.50%, 08/01/25	25	24,346
Air Lease Corp.
3.38%, 06/01/21 (Call 05/01/21)	45	45,913
4.75%, 03/01/20	50	53,080
Alterra Finance LLC
6.25%, 09/30/20	50	55,842
American Express Co.
4.05%, 12/03/42	25	24,836
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,199
1.88%, 11/05/18 (Call 10/05/18)	35	35,081
2.38%, 05/26/20 (Call 04/25/20)	100	100,775
Ameriprise Financial Inc.
3.70%, 10/15/24	50	51,495
Charles Schwab Corp. (The)
4.45%, 07/22/20	25	26,812
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	29,662
Discover Financial Services
5.20%, 04/27/22	100	108,625
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	50	51,717
Franklin Resources Inc.
2.85%, 03/30/25	25	24,437

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	$250	$267,597
HSBC Finance Corp.
6.68%, 01/15/21	100	113,043
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	100	101,724
4.00%, 10/15/23	50	53,264
International Lease Finance Corp.
7.13%, 09/01/18[d]	50	53,728
Invesco Finance PLC
4.00%, 01/30/24	50	52,590
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	52,780
Jefferies Group LLC
5.13%, 01/20/23	25	26,628
8.50%, 07/15/19	100	113,703
Lazard Group LLC
3.75%, 02/13/25	25	24,869
Legg Mason Inc.
3.95%, 07/15/24	50	50,261
MasterCard Inc.
3.38%, 04/01/24	25	26,004
Nasdaq Inc.
5.55%, 01/15/20	50	54,102
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	50	49,869
2.35%, 06/15/20 (Call 05/15/20)	50	50,147
3.05%, 02/15/22 (Call 11/15/21)	30	30,678
3.25%, 11/01/25 (Call 08/01/25)	25	25,278
Nomura Holdings Inc.
6.70%, 03/04/20	25	27,903
Raymond James Financial Inc.
3.63%, 09/15/26	25	24,766
Stifel Financial Corp.
4.25%, 07/18/24	50	50,416
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	50	50,810
4.25%, 08/15/24 (Call 05/15/24)	50	51,709
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	50,839

Security	Principal (000s)	Value
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	$50	$50,361
3.15%, 12/14/25 (Call 09/14/25)	100	101,316
4.15%, 12/14/35 (Call 06/14/35)	50	52,988

		2,325,193
ELECTRIC — 2.80%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	25	25,182
3.65%, 02/15/26 (Call 11/15/25)	25	25,262
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	25,390
4.30%, 07/01/44 (Call 01/01/44)	25	26,257
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	50	51,669
6.38%, 04/01/36	25	31,058
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	50,118
4.35%, 11/15/45 (Call 05/15/45)	25	25,884
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	25	25,097
2.40%, 02/01/20 (Call 01/01/20)	25	25,168
3.75%, 11/15/23 (Call 08/15/23)	25	26,304
5.95%, 05/15/37	25	30,894
6.13%, 04/01/36	25	31,497
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	25	26,303
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	28,634
Series AA
3.00%, 02/01/27 (Call 11/01/26)	25	24,792
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	25	25,269
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	50	47,435
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	26,743
4.63%, 12/01/54 (Call 06/01/54)	25	26,829
5.85%, 04/01/18	25	26,124
Series 08-B
6.75%, 04/01/38	25	34,077

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Consolidated Edison Inc.
2.00%, 03/15/20	$45	$45,044
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	25,815
4.10%, 11/15/45 (Call 05/15/45)	25	25,670
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	150	151,438
6.30%, 03/15/33	25	30,179
7.00%, 06/15/38	25	32,254
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	26,360
4.30%, 07/01/44 (Call 01/01/44)	25	26,520
Series A
6.63%, 06/01/36	25	33,441
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	25	24,816
5.30%, 02/15/40	15	18,017
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	30	28,156
3.05%, 08/15/22 (Call 05/15/22)	25	25,201
3.55%, 09/15/21 (Call 06/15/21)	50	51,872
Duke Energy Florida LLC
6.40%, 06/15/38	50	66,814
Duke Energy Indiana LLC
6.45%, 04/01/39	25	33,375
Duke Energy Ohio Inc.
5.45%, 04/01/19	25	26,807
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	25	24,025
4.20%, 08/15/45 (Call 02/15/45)	50	51,980
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	25	25,636
3.75%, 02/15/21 (Call 11/15/20)	25	26,177
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	40	42,000
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	25	25,715
Entergy Texas Inc.
7.13%, 02/01/19	25	27,313
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	24,747
Series H
3.15%, 01/15/25 (Call 10/15/24)	25	25,042

Security	Principal (000s)	Value
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	$100	$103,038
4.95%, 06/15/35 (Call 12/15/34)	25	26,783
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,245
5.60%, 06/15/42 (Call 12/15/41)	25	23,636
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	100	100,843
3.13%, 12/01/25 (Call 06/01/25)	50	50,874
Georgia Power Co.
3.25%, 03/30/27	100	99,887
Series 10-C
4.75%, 09/01/40	25	26,757
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[c]	25	27,212
Hydro-Quebec
9.38%, 04/15/30	25	38,622
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	27,923
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,214
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	25	25,254
5.13%, 11/01/40 (Call 05/01/40)	15	17,525
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	25	26,516
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	26,199
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	25,290
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	25	26,229
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	50	58,887
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	50	48,966
2.20%, 08/15/20 (Call 07/15/20)	30	30,111
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	50	47,871
Oglethorpe Power Corp.
4.55%, 06/01/44	25	25,123
Ohio Power Co.
6.05%, 05/01/18	25	26,192

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	$25	$26,312
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	26,825
7.00%, 09/01/22	61	74,214
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	50	49,090
4.25%, 05/15/21 (Call 02/15/21)	50	53,394
4.75%, 02/15/44 (Call 08/15/43)	75	82,900
6.25%, 03/01/39	25	32,562
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	50	51,050
3.85%, 06/15/21 (Call 03/15/21)	50	52,991
5.50%, 01/15/19	25	26,739
6.00%, 01/15/39	25	32,182
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	25	25,704
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	25	24,991
3.10%, 05/15/26 (Call 02/15/26)	25	24,136
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	50	52,198
5.13%, 04/15/20	25	26,891
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	25	26,301
4.75%, 08/15/41 (Call 02/15/41)	25	27,583
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	25	25,131
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	50	48,895
4.15%, 11/01/45 (Call 05/01/45)	25	25,808
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	25	27,717
Puget Sound Energy Inc.
6.27%, 03/15/37	25	31,255
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	26,374
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	25	26,158
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	25	26,449
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	25	27,345
5.25%, 11/01/18	25	26,386

Security	Principal (000s)	Value
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	$50	$53,002
4.65%, 10/01/43 (Call 04/01/43)	25	28,021
Series 05-B
5.55%, 01/15/36	25	30,072
Series 08-A
5.95%, 02/01/38	25	31,851
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	25	25,292
Southern Power Co.
5.15%, 09/15/41	30	30,784
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	24,475
TransAlta Corp.
6.50%, 03/15/40	25	23,156
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	50	47,506
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)[a]	25	25,795
Series D
4.65%, 08/15/43 (Call 02/15/43)	25	27,399
WEC Energy Group Inc.
1.65%, 06/15/18	50	49,964
3.55%, 06/15/25 (Call 03/15/25)	25	25,553
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	50,155
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	25	26,269
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	25	25,072
5.00%, 07/15/19	25	26,589
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	25	25,203
3.35%, 12/01/26 (Call 06/01/26)	50	50,213

		4,280,549
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	50	50,862
4.25%, 11/15/20	30	32,106
Legrand France SA
8.50%, 02/15/25	25	32,326

		115,294

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.33%
Agilent Technologies Inc.
5.00%, 07/15/20	$50	$54,063
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	50	51,607
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	40	40,256
3.70%, 11/15/23 (Call 08/15/23)	50	51,552
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	25	26,391
Honeywell International Inc.
4.25%, 03/01/21	50	54,046
5.38%, 03/01/41	25	30,603
Jabil Circuit Inc.
5.63%, 12/15/20	50	53,937
Koninklijke Philips NV
3.75%, 03/15/22	60	62,581
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,230
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	25	26,037

		505,303
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	50	50,609

		50,609
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	50	50,000
4.75%, 05/15/23 (Call 02/15/23)	25	27,570
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	25,174
4.10%, 03/01/45 (Call 09/01/44)	15	15,237

		117,981
FOOD — 0.61%
Conagra Brands Inc.
7.00%, 10/01/28	25	30,997
General Mills Inc.
5.40%, 06/15/40	35	40,050
Hershey Co. (The)
4.13%, 12/01/20	50	53,570
Ingredion Inc.
4.63%, 11/01/20	50	53,512

Security	Principal (000s)	Value
JM Smucker Co. (The)
3.50%, 03/15/25	$40	$40,684
Kellogg Co.
3.25%, 04/01/26	50	49,152
4.15%, 11/15/19	70	73,654
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	75	75,837
3.95%, 07/15/25 (Call 04/15/25)	100	101,789
5.00%, 07/15/35 (Call 01/15/35)	25	26,275
5.00%, 06/04/42	25	25,618
5.20%, 07/15/45 (Call 01/15/45)	50	52,757
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	50	51,376
3.88%, 10/15/46 (Call 04/15/46)	25	22,909
5.00%, 04/15/42 (Call 10/15/41)	15	15,940
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	25	24,975
Mondelez International Inc.
6.50%, 02/09/40	25	31,101
Sysco Corp.
2.60%, 06/12/22	50	49,560
3.30%, 07/15/26 (Call 04/15/26)	55	54,087
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	25	25,813
Unilever Capital Corp.
5.90%, 11/15/32	25	32,139

		931,795
FOREST PRODUCTS & PAPER — 0.08%
Georgia-Pacific LLC
8.00%, 01/15/24	25	32,185
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	25	25,529
4.80%, 06/15/44 (Call 12/15/43)	25	25,521
7.30%, 11/15/39	25	32,825

		116,060
GAS — 0.31%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	25	25,600
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	26,437
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,348
3.60%, 12/15/24 (Call 09/15/24)	50	50,895

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
KeySpan Corp.
5.80%, 04/01/35	$25	$28,355
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	26,530
NiSource Finance Corp.
5.45%, 09/15/20	25	27,408
6.13%, 03/01/22	75	85,963
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	26,981
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	25	25,484
6.00%, 10/15/39	25	30,629
9.80%, 02/15/19	25	28,719
Southern Co. Gas Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	50	59,900

		468,249
HAND & MACHINE TOOLS — 0.03%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	50,157

		50,157
HEALTH CARE – PRODUCTS — 0.80%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	85	81,189
3.75%, 11/30/26 (Call 08/30/26)	100	100,144
4.90%, 11/30/46 (Call 05/30/46)	50	51,897
5.13%, 04/01/19	50	53,006
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	50	48,261
Becton Dickinson and Co.
2.68%, 12/15/19	50	50,761
4.88%, 05/15/44 (Call 11/15/43)	25	26,508
Boston Scientific Corp.
3.85%, 05/15/25	25	25,476
Covidien International Finance SA
4.20%, 06/15/20	50	53,142
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	51,923
Life Technologies Corp.
6.00%, 03/01/20	50	54,838
Medtronic Inc.
1.38%, 04/01/18	50	49,981
2.50%, 03/15/20	50	50,746
3.13%, 03/15/22 (Call 12/15/21)	50	51,271

Security	Principal (000s)	Value
4.38%, 03/15/35	$50	$53,002
4.50%, 03/15/42 (Call 09/15/41)	20	21,095
4.63%, 03/15/45	50	54,116
St. Jude Medical LLC
2.80%, 09/15/20 (Call 08/15/20)	25	25,152
3.25%, 04/15/23 (Call 01/15/23)	50	49,607
Stryker Corp.
4.38%, 01/15/20	50	53,096
4.38%, 05/15/44 (Call 11/15/43)	25	25,160
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	50	50,469
3.15%, 01/15/23 (Call 10/15/22)	25	25,090
4.50%, 03/01/21	25	26,695
5.30%, 02/01/44 (Call 08/01/43)	25	28,426
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	50,091
4.25%, 08/15/35 (Call 02/15/35)	12	11,402

		1,222,544
HEALTH CARE – SERVICES — 0.65%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	50	50,364
2.75%, 11/15/22 (Call 08/15/22)	50	49,947
3.20%, 06/15/26 (Call 03/16/17)	30	30,306
3.95%, 09/01/20	50	53,457
4.38%, 06/15/46 (Call 03/16/17)	25	25,273
6.63%, 06/15/36	25	32,502
6.75%, 12/15/37	15	19,908
Anthem Inc.
2.25%, 08/15/19	25	25,106
2.30%, 07/15/18	50	50,333
4.63%, 05/15/42	50	51,401
5.85%, 01/15/36	30	34,786
Catholic Health Initiatives
4.35%, 11/01/42	25	22,442
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	26,330
5.88%, 03/15/41 (Call 09/15/40)	25	29,951
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	25	27,702
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	25,488
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	28,194

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	$25	$25,721
4.70%, 02/01/45 (Call 08/01/44)	30	29,462
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,982
UnitedHealth Group Inc.
1.63%, 03/15/19	75	74,779
2.75%, 02/15/23 (Call 11/15/22)	50	49,963
3.45%, 01/15/27	55	56,300
4.75%, 07/15/45	100	112,490
5.80%, 03/15/36	25	30,831

		990,018
HOLDING COMPANIES – DIVERSIFIED — 0.05%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,486
4.88%, 11/30/18	25	26,108
Prospect Capital Corp.
5.88%, 03/15/23	25	25,687

		77,281
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 03/01/23	25	25,693

		25,693
HOUSEHOLD PRODUCTS & WARES — 0.11%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	51,070
Kimberly-Clark Corp.
1.40%, 02/15/19	50	49,847
3.05%, 08/15/25	50	50,242
3.70%, 06/01/43	25	24,051

		175,210
HOUSEWARES — 0.12%
Newell Brands Inc.
2.15%, 10/15/18	25	25,142
4.00%, 06/15/22 (Call 03/15/22)	25	25,959
5.50%, 04/01/46 (Call 10/01/45)	50	58,507
6.25%, 04/15/18	50	52,452
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,768

		188,828
INSURANCE — 1.44%
Aflac Inc.
3.63%, 06/15/23	25	26,028
3.63%, 11/15/24	75	77,500

Security	Principal (000s)	Value
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	$25	$25,474
4.95%, 06/27/22	10	10,988
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	50,157
Allstate Corp. (The)
5.55%, 05/09/35	50	60,085
American International Group Inc.
3.38%, 08/15/20	100	103,134
3.88%, 01/15/35 (Call 07/15/34)	25	23,313
4.38%, 01/15/55 (Call 07/15/54)	50	45,662
4.80%, 07/10/45 (Call 01/10/45)	25	25,607
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	100	102,623
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	100	100,838
4.25%, 01/15/21	50	53,925
5.75%, 01/15/40	25	31,264
Chubb Corp. (The)
5.75%, 05/15/18	25	26,231
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	49,731
3.35%, 05/15/24	50	51,229
3.35%, 05/03/26 (Call 02/03/26)	50	50,864
4.35%, 11/03/45 (Call 05/03/45)	35	37,374
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	51,397
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	25,454
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	27,241
6.10%, 10/01/41	25	29,819
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	50	48,916
Manulife Financial Corp.
4.15%, 03/04/26	50	52,818
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	25	25,509
3.75%, 03/14/26 (Call 12/14/25)	50	51,441
MetLife Inc.
4.05%, 03/01/45	25	24,339
4.60%, 05/13/46 (Call 11/13/45)	50	53,062
4.72%, 12/15/44	25	26,913
Series A
6.82%, 08/15/18	100	107,179

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	$30	$31,850
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	25	26,403
Principal Financial Group Inc.
4.63%, 09/15/42	30	31,313
Progressive Corp. (The)
3.70%, 01/26/45	25	23,867
3.75%, 08/23/21	50	52,688
Prudential Financial Inc.
5.70%, 12/14/36	26	30,626
6.20%, 11/15/40	50	62,673
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	50	54,452
Reinsurance Group of America Inc.
5.00%, 06/01/21	50	54,591
StanCorp Financial Group Inc.
5.00%, 08/15/22	50	52,608
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	25	26,273
4.60%, 08/01/43	25	27,408
5.80%, 05/15/18	30	31,462
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	25	25,543
Unum Group
5.63%, 09/15/20	50	54,914
WR Berkley Corp.
4.75%, 08/01/44	25	24,778
7.38%, 09/15/19	50	55,467
XLIT Ltd.
5.75%, 10/01/21	50	55,619

		2,198,650
INTERNET — 0.15%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	49,784
2.60%, 12/05/19 (Call 11/05/19)	25	25,533
4.95%, 12/05/44 (Call 06/05/44)	25	29,031
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	50	48,990
4.00%, 07/15/42 (Call 01/15/42)	25	21,543
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	20	21,086
Symantec Corp.
4.20%, 09/15/20	25	25,844

		221,811

Security	Principal (000s)	Value
IRON & STEEL — 0.17%
Nucor Corp.
6.40%, 12/01/37	$25	$32,266
Vale Overseas Ltd.
4.38%, 01/11/22	150	155,250
6.88%, 11/21/36	50	54,750
Vale SA
5.63%, 09/11/42[a]	25	24,156

		266,422
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	50	52,764
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	50,630

		103,394
LODGING — 0.08%
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	50	49,354
3.75%, 10/01/25 (Call 07/01/25)	50	50,606
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,837

		120,797
MACHINERY — 0.36%
Caterpillar Financial Services Corp.
2.25%, 12/01/19	50	50,389
2.50%, 11/13/20	50	50,310
7.15%, 02/15/19	25	27,570
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	25	25,893
3.80%, 08/15/42	25	24,434
4.30%, 05/15/44 (Call 11/15/43)	25	26,364
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	28,180
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	50,181
3.90%, 06/09/42 (Call 12/09/41)	25	25,582
John Deere Capital Corp.
3.90%, 07/12/21	25	26,529
5.75%, 09/10/18	100	106,220
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	34,469
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	50	50,953
3.13%, 11/15/22 (Call 08/15/22)	20	20,128

		547,202

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MANUFACTURING — 0.63%
3M Co.
2.00%, 06/26/22	$100	$98,793
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,201
Crane Co.
2.75%, 12/15/18	50	50,765
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	25	29,598
Eaton Corp.
4.00%, 11/02/32	25	25,422
General Electric Co.
4.13%, 10/09/42	25	25,895
4.38%, 09/16/20	50	53,870
4.50%, 03/11/44	50	54,525
5.50%, 01/08/20	100	110,056
5.88%, 01/14/38	25	32,042
6.00%, 08/07/19	100	110,308
6.88%, 01/10/39	25	35,801
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,103
3.50%, 03/01/24 (Call 12/01/23)	25	26,077
4.88%, 09/15/41 (Call 03/15/41)	25	28,374
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	50	50,906
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	50,881
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	25,588
Pentair Finance SA
2.65%, 12/01/19	20	20,056
3.63%, 09/15/20 (Call 08/15/20)	50	51,392
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	25	26,094

		957,747
MEDIA — 1.57%
21st Century Fox America Inc.
4.00%, 10/01/23	50	52,173
4.95%, 10/15/45 (Call 04/15/45)	15	15,731
6.15%, 02/15/41	50	60,101
6.65%, 11/15/37	50	62,657

Security	Principal (000s)	Value
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	$25	$25,303
4.85%, 07/01/42 (Call 01/01/42)	25	25,416
5.75%, 04/15/20	25	27,523
7.88%, 07/30/30	25	33,874
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	150	154,312
4.91%, 07/23/25 (Call 04/23/25)	50	52,750
6.48%, 10/23/45 (Call 04/23/45)	50	58,000
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	268,688
Comcast Corp.
2.85%, 01/15/23	10	9,994
3.60%, 03/01/24	20	20,691
4.60%, 08/15/45 (Call 02/15/45)	100	104,173
4.75%, 03/01/44	25	26,651
5.15%, 03/01/20	100	109,053
6.55%, 07/01/39	50	65,035
6.95%, 08/15/37	40	54,020
Discovery Communications LLC
4.88%, 04/01/43	25	22,788
5.05%, 06/01/20	50	54,207
Historic TW Inc.
6.63%, 05/15/29	25	30,641
9.15%, 02/01/23	50	64,490
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	25,020
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	50	50,676
2.80%, 06/15/20 (Call 05/15/20)	25	25,247
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	25	25,665
5.65%, 11/23/43 (Call 05/23/43)	25	27,654
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	51,812
5.00%, 02/01/20	25	26,688
5.50%, 09/01/41 (Call 03/01/41)	25	25,813
6.75%, 07/01/18	25	26,531
6.75%, 06/15/39	35	41,519
7.30%, 07/01/38	50	62,312

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$25	$31,375
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	49,920
4.00%, 01/15/22	25	26,117
4.65%, 06/01/44 (Call 12/01/43)	15	14,382
4.75%, 03/29/21	50	53,812
6.25%, 03/29/41	25	29,186
6.50%, 11/15/36	25	29,910
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	25	24,624
4.25%, 09/01/23 (Call 06/01/23)	25	25,814
5.25%, 04/01/44 (Call 10/01/43)	25	24,618
5.85%, 09/01/43 (Call 03/01/43)	50	52,998
Walt Disney Co. (The)
1.50%, 09/17/18	50	50,112
1.85%, 07/30/26[a]	50	45,335
3.00%, 02/13/26	50	50,034
3.15%, 09/17/25	50	51,232
5.50%, 03/15/19	50	53,879

		2,400,556
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	50	50,560

		50,560
MINING — 0.33%
Barrick North America Finance LLC
4.40%, 05/30/21	50	53,837
5.75%, 05/01/43	50	58,818
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	25	26,202
4.13%, 02/24/42	25	25,460
5.00%, 09/30/43	25	28,727
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	51,087
Newmont Mining Corp.
6.25%, 10/01/39	25	29,706
Rio Tinto Alcan Inc.
7.25%, 03/15/31	25	30,503
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50	65,862
Southern Copper Corp.
3.50%, 11/08/22	50	50,469

Security	Principal (000s)	Value
5.88%, 04/23/45	$25	$26,459
6.75%, 04/16/40	25	28,330
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	25	25,438

		500,898
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	49,264
Xerox Corp.
4.80%, 03/01/35[a]	30	28,316

		77,580
OIL & GAS — 2.42%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	25	26,877
6.60%, 03/15/46 (Call 09/15/45)	25	31,313
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	25	24,380
3.25%, 04/15/22 (Call 01/15/22)	50	50,826
4.75%, 04/15/43 (Call 10/15/42)	50	51,400
BP Capital Markets PLC
3.06%, 03/17/22	65	65,894
3.25%, 05/06/22	50	51,159
3.54%, 11/04/24	50	50,682
3.72%, 11/28/28 (Call 08/28/28)	25	25,355
4.50%, 10/01/20	25	26,857
4.74%, 03/11/21	75	81,698
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50	58,359
Chevron Corp.
1.56%, 05/16/19	50	49,872
1.79%, 11/16/18	50	50,188
2.36%, 12/05/22 (Call 09/05/22)	50	49,225
2.42%, 11/17/20 (Call 10/17/20)	50	50,491
3.19%, 06/24/23 (Call 03/24/23)	15	15,378
3.33%, 11/17/25 (Call 08/17/25)	50	50,861
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	26,274
ConocoPhillips
5.75%, 02/01/19	25	26,852
6.00%, 01/15/20	25	27,648
6.50%, 02/01/39	50	63,240
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	35	35,067

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.40%, 12/15/22 (Call 09/15/22)	$25	$24,415
3.35%, 05/15/25 (Call 02/15/25)	15	15,017
5.95%, 03/15/46 (Call 09/15/45)	25	30,807
ConocoPhillips Holding Co.
6.95%, 04/15/29	59	75,869
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	25	25,938
5.00%, 06/15/45 (Call 12/15/44)	25	25,375
5.60%, 07/15/41 (Call 01/15/41)	25	26,813
Ecopetrol SA
4.13%, 01/16/25	50	48,507
5.88%, 05/28/45	50	45,233
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	48,627
4.10%, 02/01/21	25	26,399
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	15	15,067
2.22%, 03/01/21 (Call 02/01/21)	100	100,295
3.04%, 03/01/26 (Call 12/01/25)	100	99,974
3.57%, 03/06/45 (Call 09/06/44)[a]	50	47,573
Hess Corp.
5.60%, 02/15/41	50	51,312
6.00%, 01/15/40	25	26,438
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)[a]	25	26,722
Husky Energy Inc.
7.25%, 12/15/19	65	73,608
Kerr-McGee Corp.
6.95%, 07/01/24	25	29,886
7.88%, 09/15/31	50	65,019
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	50	49,750
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	25	23,388
5.85%, 12/15/45 (Call 06/15/45)	15	15,171
Nabors Industries Inc.
4.63%, 09/15/21	50	51,187
Nexen Energy ULC
5.88%, 03/10/35	25	29,016
7.50%, 07/30/39	30	41,883
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,757
5.25%, 11/15/43 (Call 05/15/43)	25	26,438
6.00%, 03/01/41 (Call 09/01/40)	10	11,457

Security	Principal (000s)	Value
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	$50	$50,124
3.50%, 06/15/25 (Call 03/15/25)	50	50,854
Series 1
4.10%, 02/01/21 (Call 11/01/20)	32	33,991
Petro-Canada
5.35%, 07/15/33	25	27,924
Petroleos Mexicanos
4.50%, 01/23/26	200	188,728
5.50%, 01/21/21	50	52,771
5.75%, 03/01/18	16	16,568
6.38%, 01/23/45	75	71,138
6.50%, 06/02/41	50	48,535
6.75%, 09/21/47	47	46,742
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	25,835
4.88%, 11/15/44 (Call 05/15/44)	25	26,037
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	52,224
Shell International Finance BV
1.63%, 11/10/18	50	50,038
2.25%, 11/10/20	50	50,093
2.25%, 01/06/23	25	24,366
3.25%, 05/11/25	100	100,749
4.13%, 05/11/35	25	25,685
4.38%, 05/11/45	75	77,384
6.38%, 12/15/38	75	98,095
Statoil ASA
4.80%, 11/08/43	75	83,692
5.25%, 04/15/19	25	26,745
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	51,001
6.10%, 06/01/18	25	26,297
6.50%, 06/15/38	30	38,361
Total Capital Canada Ltd.
2.75%, 07/15/23	50	49,787
Total Capital International SA
3.75%, 04/10/24	50	52,362
Total Capital SA
2.13%, 08/10/18	50	50,434
Valero Energy Corp.
4.90%, 03/15/45	25	25,315

		3,704,712

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$25	$25,656
5.13%, 09/15/40	25	28,011
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	25	25,002
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,066
4.85%, 11/15/35 (Call 05/15/35)	30	32,191
6.15%, 09/15/19	25	27,622
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	47,920
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	25	26,183

		262,651
PACKAGING & CONTAINERS — 0.10%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	25	24,094
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	28,377
WestRock RKT Co.
3.50%, 03/01/20	100	102,845

		155,316
PHARMACEUTICALS — 1.75%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	100	100,544
4.30%, 05/14/36 (Call 11/14/35)	25	24,351
4.40%, 11/06/42	38	36,446
4.70%, 05/14/45 (Call 11/14/44)	100	100,170
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	100	101,809
3.80%, 03/15/25 (Call 12/15/24)	50	50,494
4.55%, 03/15/35 (Call 09/15/34)	50	50,357
4.85%, 06/15/44 (Call 12/15/43)	25	25,511
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	25	24,820
Allergan Inc./U.S.
3.38%, 09/15/20	10	10,254
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	24,484
AstraZeneca PLC
1.75%, 11/16/18	50	50,119
2.38%, 11/16/20	50	50,129

Security	Principal (000s)	Value
4.00%, 09/18/42	$50	$48,719
6.45%, 09/15/37	25	32,738
Bristol-Myers Squibb Co.
2.00%, 08/01/22	50	48,637
3.25%, 11/01/23	25	25,786
4.50%, 03/01/44 (Call 09/01/43)	25	26,863
Cardinal Health Inc.
1.95%, 06/15/18	50	50,131
3.75%, 09/15/25 (Call 06/15/25)	35	36,216
4.50%, 11/15/44 (Call 05/15/44)	25	24,909
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	50	47,957
Express Scripts Holding Co.
2.25%, 06/15/19	100	100,258
4.75%, 11/15/21	20	21,524
6.13%, 11/15/41	50	57,168
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	50	58,606
5.65%, 05/15/18	38	39,897
Johnson & Johnson
1.88%, 12/05/19	50	50,327
3.38%, 12/05/23	50	52,573
3.55%, 03/01/36 (Call 09/01/35)	35	35,038
3.70%, 03/01/46 (Call 09/01/45)	25	24,807
4.85%, 05/15/41	30	35,030
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	51,639
4.88%, 03/15/44 (Call 09/15/43)	25	25,832
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	35	36,871
4.90%, 11/01/19	25	26,804
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	20	19,882
2.75%, 02/10/25 (Call 11/10/24)	50	49,509
3.60%, 09/15/42 (Call 03/15/42)	25	23,716
3.70%, 02/10/45 (Call 08/10/44)	50	48,267
3.88%, 01/15/21 (Call 10/15/20)	20	21,260
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	25	25,303
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)	25	25,017
Novartis Capital Corp.
3.70%, 09/21/42	25	24,203
4.00%, 11/20/45 (Call 05/20/45)	25	25,473
4.40%, 05/06/44	25	27,127

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$110	$117,396
Pfizer Inc.
2.20%, 12/15/21	100	99,864
4.30%, 06/15/43	25	26,059
4.40%, 05/15/44	25	26,450
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	95	92,887
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	48,398
Series 2
3.65%, 11/10/21	50	50,721
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	36	40,429
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	100	98,511
Wyeth LLC
5.95%, 04/01/37	75	94,081
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	25	25,272
4.50%, 11/13/25 (Call 08/13/25)	25	26,848
4.70%, 02/01/43 (Call 08/01/42)	25	25,375

		2,669,866
PIPELINES — 1.37%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	26,350
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	25,666
5.85%, 11/15/43 (Call 05/15/43)	25	26,516
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	48,750
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	25	28,307
7.38%, 10/15/45 (Call 04/15/45)	25	30,881
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	50	49,531
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	50	52,248
5.95%, 10/01/43 (Call 04/01/43)	100	106,208
6.70%, 07/01/18	75	79,523

Security	Principal (000s)	Value
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	$25	$25,395
4.45%, 02/15/43 (Call 08/15/42)	25	24,415
5.10%, 02/15/45 (Call 08/15/44)	50	53,494
6.50%, 01/31/19	50	54,210
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	25	25,094
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	75	75,656
3.45%, 02/15/23 (Call 11/15/22)	25	24,894
4.25%, 09/01/24 (Call 06/01/24)	50	51,158
5.00%, 10/01/21 (Call 07/01/21)	50	53,959
5.30%, 09/15/20	50	54,371
5.63%, 09/01/41	25	25,633
5.80%, 03/15/35	25	26,700
6.95%, 01/15/38	25	29,675
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	25	24,876
5.55%, 06/01/45 (Call 12/01/44)	50	52,819
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,186
5.00%, 03/01/26 (Call 12/01/25)	50	55,253
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	25	26,656
5.50%, 02/15/23 (Call 08/15/17)	50	52,143
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	50,956
6.13%, 02/01/41 (Call 08/01/40)	25	28,380
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,039
4.65%, 10/15/25 (Call 07/15/25)	25	26,008
4.90%, 02/15/45 (Call 08/15/44)	25	23,851
6.65%, 01/15/37	25	28,114
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)	100	110,750
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	19,762
6.20%, 04/15/18	50	52,025
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	25	25,268
6.10%, 02/15/42	25	26,698

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[a]	$25	$26,056
5.00%, 10/16/43 (Call 04/16/43)	25	27,934
6.20%, 10/15/37	25	31,668
7.13%, 01/15/19	49	53,421
7.63%, 01/15/39	25	36,126
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	51,625
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	50	52,077
4.90%, 01/15/45 (Call 07/15/44)	50	49,102
5.25%, 03/15/20	44	47,593
6.30%, 04/15/40	20	22,857
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25	25,836

		2,097,713
REAL ESTATE — 0.06%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	50	50,589
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	20	19,959
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	25	26,740

		97,288
REAL ESTATE INVESTMENT TRUSTS — 1.34%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	50	53,343
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	25,098
5.00%, 02/15/24	50	54,040
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	50,264
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	50	49,861
3.70%, 11/15/18 (Call 08/17/18)	50	51,361
4.13%, 05/15/21 (Call 02/15/21)	25	26,381
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	25	25,079
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	49,258

Security	Principal (000s)	Value
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	$25	$26,473
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	100	97,340
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	55,832
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	52,127
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,753
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	50	54,562
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	50	47,415
4.75%, 07/15/20 (Call 04/15/20)	50	53,516
Essex Portfolio LP
5.20%, 03/15/21 (Call 12/15/20)	50	54,375
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	100	97,637
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	50	50,663
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	25,600
5.00%, 08/15/22 (Call 02/15/22)	25	26,736
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	50	50,283
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	25,361
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	49,787
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,721
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	25	25,316
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	25	26,231
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	50	49,636
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	51,640
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	25	25,590

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	$25	$24,793
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	50	50,257
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	50	49,551
3.38%, 10/01/24 (Call 07/01/24)	25	25,456
3.50%, 09/01/25 (Call 06/01/25)	50	51,019
6.75%, 02/01/40 (Call 11/01/39)	25	33,575
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	50	50,229
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	51,596
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	107,384
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	25	26,536
4.95%, 01/15/21 (Call 10/15/20)	50	53,904
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	25	24,980
7.38%, 03/15/32	25	32,914
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	25	24,704
4.60%, 04/01/24 (Call 01/01/24)	25	25,717

		2,042,894
RETAIL — 1.55%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	75	75,897
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	49,595
3.70%, 04/15/22 (Call 01/15/22)	50	51,694
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	49,508
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	50	54,299
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	25	25,524
Costco Wholesale Corp.
1.70%, 12/15/19	50	50,068
CVS Health Corp.
1.90%, 07/20/18	50	50,215
2.25%, 08/12/19 (Call 07/12/19)	100	100,745
5.13%, 07/20/45 (Call 01/20/45)	25	27,908
5.30%, 12/05/43 (Call 06/05/43)	25	28,342

Security	Principal (000s)	Value
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$50	$50,009
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	25	25,204
2.13%, 09/15/26 (Call 06/15/26)	50	46,446
2.25%, 09/10/18 (Call 08/10/18)	25	25,296
3.75%, 02/15/24 (Call 11/15/23)	25	26,562
4.25%, 04/01/46 (Call 10/01/45)	50	52,738
4.88%, 02/15/44 (Call 08/15/43)	25	28,744
5.88%, 12/16/36	63	80,477
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	25,307
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	51,241
4.25%, 09/15/44 (Call 03/15/44)	50	51,515
4.65%, 04/15/42 (Call 10/15/41)	50	54,235
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	50	49,963
4.50%, 12/15/34 (Call 06/15/34)	25	22,378
6.90%, 04/01/29	25	26,681
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	25,066
2.75%, 12/09/20 (Call 11/09/20)	75	76,327
3.70%, 02/15/42	50	45,095
4.60%, 05/26/45 (Call 11/26/44)	15	15,458
4.70%, 12/09/35 (Call 06/09/35)	20	21,157
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	25	25,976
5.00%, 01/15/44 (Call 07/15/43)	25	24,109
QVC Inc.
4.85%, 04/01/24	25	25,469
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	50	50,058
2.70%, 06/15/22 (Call 04/15/22)	50	50,756
Target Corp.
3.50%, 07/01/24	100	103,745
6.35%, 11/01/32	50	63,375
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	50	46,194
Wal-Mart Stores Inc.
3.25%, 10/25/20	100	104,775
4.00%, 04/11/43 (Call 10/11/42)	50	50,563
4.25%, 04/15/21	45	48,823
5.00%, 10/25/40	20	22,996

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.25%, 09/01/35	$125	$148,494
6.20%, 04/15/38	50	66,083
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	25	24,984
3.80%, 11/18/24 (Call 08/18/24)	150	153,283

		2,373,377
SEMICONDUCTORS — 0.41%
Altera Corp.
4.10%, 11/15/23	50	53,996
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	25	26,432
5.10%, 10/01/35 (Call 04/01/35)	15	16,951
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (Call 10/15/26)[d]	50	50,350
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	75	78,911
4.90%, 07/29/45 (Call 01/29/45)	75	85,558
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	25	26,843
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	50,540
QUALCOMM Inc.
2.25%, 05/20/20	130	130,568
4.65%, 05/20/35 (Call 11/20/34)	50	52,432
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	24,794
Xilinx Inc.
3.00%, 03/15/21	25	25,300

		622,675
SOFTWARE — 1.07%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	50,375
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	41,280
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	50	51,901
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	50	48,940
3.63%, 10/15/20 (Call 09/15/20)	50	51,807
3.88%, 06/05/24 (Call 03/05/24)	50	51,430
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	51,155

Security	Principal (000s)	Value
Microsoft Corp.
1.30%, 11/03/18	$100	$100,048
1.55%, 08/08/21 (Call 07/08/21)	100	97,175
2.38%, 02/12/22 (Call 01/12/22)	100	100,341
2.70%, 02/12/25 (Call 11/12/24)	25	24,685
3.45%, 08/08/36 (Call 02/08/36)	100	95,648
3.75%, 05/01/43 (Call 11/01/42)	50	47,813
3.75%, 02/12/45 (Call 08/12/44)	50	47,747
3.95%, 08/08/56 (Call 02/08/56)	25	23,555
4.00%, 02/08/21	50	53,664
4.50%, 10/01/40	60	64,501
4.88%, 12/15/43 (Call 06/15/43)	25	28,133
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	50	51,619
Oracle Corp.
2.25%, 10/08/19	50	50,720
2.50%, 05/15/22 (Call 03/15/22)	100	100,041
2.65%, 07/15/26 (Call 04/15/26)	100	95,936
2.95%, 05/15/25 (Call 02/15/25)	50	49,517
3.63%, 07/15/23	50	52,550
4.30%, 07/08/34 (Call 01/08/34)	50	52,574
5.38%, 07/15/40	125	146,869

		1,630,024
TELECOMMUNICATIONS — 1.91%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	50	50,157
3.00%, 06/30/22 (Call 04/30/22)	50	49,660
3.90%, 03/11/24 (Call 12/11/23)	50	50,838
4.13%, 02/17/26 (Call 11/17/25)	50	50,727
4.35%, 06/15/45 (Call 12/15/44)	50	44,278
4.45%, 05/15/21	50	53,041
4.45%, 04/01/24 (Call 01/01/24)	50	52,336
4.50%, 05/15/35 (Call 11/15/34)	25	23,657
4.50%, 03/09/48 (Call 09/09/47)	50	44,919
4.55%, 03/09/49 (Call 09/09/48)	100	90,113
4.75%, 05/15/46 (Call 11/15/45)	50	46,719
5.15%, 03/15/42	50	49,516
5.35%, 09/01/40	23	23,365
5.88%, 10/01/19	50	54,588
6.50%, 09/01/37	50	58,500
British Telecommunications PLC
9.13%, 12/15/30	31	46,292

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Cisco Systems Inc.
2.20%, 02/28/21	$50	$50,076
2.45%, 06/15/20	15	15,246
2.50%, 09/20/26 (Call 06/20/26)	15	14,351
3.50%, 06/15/25	50	52,226
3.63%, 03/04/24	25	26,326
4.95%, 02/15/19	150	159,670
5.50%, 01/15/40	30	37,079
5.90%, 02/15/39	25	32,040
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	73,863
Juniper Networks Inc.
4.50%, 03/15/24	25	26,312
5.95%, 03/15/41	25	26,950
Koninklijke KPN NV
8.38%, 10/01/30	25	33,441
Motorola Solutions Inc.
3.50%, 03/01/23	83	81,867
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	49,456
Orange SA
5.38%, 07/08/19	25	26,818
5.38%, 01/13/42	25	28,194
9.00%, 03/01/31	25	37,472
Qwest Corp.
7.13%, 11/15/43 (Call 03/31/17)[a]	50	49,813
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	25	26,393
5.00%, 03/15/44 (Call 09/15/43)	50	53,794
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	25,541
Telefonica Emisiones SAU
5.13%, 04/27/20	100	107,500
5.88%, 07/15/19	50	54,081
7.05%, 06/20/36	25	30,022
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	24,241
2.95%, 03/15/22[d]	153	153,278
3.45%, 03/15/21	100	103,096
3.50%, 11/01/21	50	51,537
3.50%, 11/01/24 (Call 08/01/24)	100	100,100
4.40%, 11/01/34 (Call 05/01/34)	100	96,169

Security	Principal (000s)	Value
4.52%, 09/15/48	$100	$92,255
4.67%, 03/15/55	50	45,655
4.75%, 11/01/41	40	38,776
5.01%, 04/15/49[d]	129	127,066
6.55%, 09/15/43	50	61,045
Vodafone Group PLC
4.38%, 02/19/43	75	68,615
4.63%, 07/15/18	50	51,764

		2,920,834
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	25,693
Mattel Inc.
4.35%, 10/01/20	25	26,379

		52,072
TRANSPORTATION — 0.75%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	50	50,062
4.70%, 09/01/45 (Call 03/01/45)	50	55,295
6.15%, 05/01/37	37	47,748
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	50	50,471
4.50%, 11/07/43 (Call 05/07/43)	25	27,007
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	30,523
6.13%, 09/15/15 (Call 03/15/15)	25	30,135
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	25	25,423
3.80%, 11/01/46 (Call 05/01/46)	25	23,295
6.00%, 10/01/36	50	60,964
6.15%, 05/01/37	25	31,176
FedEx Corp.
3.90%, 02/01/35	50	48,350
4.55%, 04/01/46 (Call 10/01/45)	50	51,180
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	25	25,341
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	50	49,839
4.84%, 10/01/41	50	55,570
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,483
2.88%, 09/01/20 (Call 08/01/20)	45	45,582

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	$50	$50,250
3.75%, 03/15/24 (Call 12/15/23)	100	105,302
4.16%, 07/15/22 (Call 04/15/22)	75	80,826
4.75%, 12/15/43 (Call 06/15/43)[a]	25	27,483
4.82%, 02/01/44 (Call 08/01/43)	25	27,879
United Parcel Service Inc.
2.45%, 10/01/22	100	100,411

		1,150,595
TRUCKING & LEASING — 0.03%
GATX Corp.
4.75%, 06/15/22	25	27,051
5.20%, 03/15/44 (Call 09/15/43)	25	25,659

		52,710
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	25	25,666
4.30%, 09/01/45 (Call 03/01/45)	25	26,326

		51,992

TOTAL CORPORATE BONDS & NOTES
(Cost: $59,466,252)		60,198,871

FOREIGN GOVERNMENT OBLIGATIONS[e] — 4.90%

CANADA — 0.50%
Export Development Canada
1.00%, 11/01/18	30	29,831
1.50%, 10/03/18	25	25,062
1.63%, 12/03/19	50	49,976
Province of British Columbia Canada
2.00%, 10/23/22	50	49,066
Province of Manitoba Canada
3.05%, 05/14/24	50	51,163
Province of Ontario Canada
1.65%, 09/27/19[a]	50	49,765
1.88%, 05/21/20	200	199,214
4.40%, 04/14/20	55	58,964
Province of Quebec Canada
2.63%, 02/13/23	100	100,693
2.88%, 10/16/24	150	152,104

		765,838
CHILE — 0.07%
Chile Government International Bond
3.88%, 08/05/20	100	105,832

		105,832

Security	Principal (000s)	Value
COLOMBIA — 0.14%
Colombia Government International Bond
6.13%, 01/18/41	$100	$113,027
8.13%, 05/21/24	75	94,930

		207,957
GERMANY — 0.13%
FMS Wertmanagement AoeR
1.75%, 03/17/20	200	199,778

		199,778
HUNGARY — 0.11%
Hungary Government International Bond
5.38%, 02/21/23	100	110,000
5.38%, 03/25/24	50	55,563

		165,563
ISRAEL — 0.07%
Israel Government International Bond
5.13%, 03/26/19	100	106,869

		106,869
ITALY — 0.04%
Republic of Italy Government International Bond
5.38%, 06/15/33	50	54,309

		54,309
JAPAN — 0.12%
Japan Bank for International Cooperation/Japan
2.13%, 02/10/25	200	190,912

		190,912
MEXICO — 0.26%
Mexico Government International Bond
3.63%, 03/15/22	50	51,098
4.60%, 01/23/46	200	187,380
4.75%, 03/08/44	50	47,684
5.13%, 01/15/20	100	108,314

		394,476
PANAMA — 0.06%
Panama Government International Bond
6.70%, 01/26/36	50	62,986
9.38%, 04/01/29	25	36,440

		99,426

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
PERU — 0.06%
Peruvian Government International Bond
5.63%, 11/18/50	$25	$29,444
6.55%, 03/14/37	50	64,450

		93,894
PHILIPPINES — 0.18%
Philippine Government International Bond
6.38%, 10/23/34	100	133,329
7.75%, 01/14/31	100	143,241

		276,570
POLAND — 0.12%
Republic of Poland Government International Bond
4.00%, 01/22/24	175	183,531

		183,531
SOUTH AFRICA — 0.14%
Republic of South Africa Government International Bond
4.67%, 01/17/24	100	103,125
5.50%, 03/09/20	100	107,250

		210,375
SOUTH KOREA — 0.20%
Export-Import Bank of Korea
2.25%, 01/21/20	200	200,036
Korea International Bond
7.13%, 04/16/19	100	111,135

		311,171
SUPRANATIONAL — 2.64%
African Development Bank
2.38%, 09/23/21	100	101,048
Asian Development Bank
1.38%, 01/15/19	100	99,902
1.50%, 09/28/18	50	50,133
1.63%, 08/26/20	100	99,385
1.63%, 03/16/21	100	98,707
1.75%, 03/21/19	20	20,111
2.00%, 01/22/25	100	96,584
Corp. Andina de Fomento
4.38%, 06/15/22	50	53,609
Council of Europe Development Bank
1.13%, 05/31/18	125	124,674

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
1.00%, 09/17/18	$50	$49,727
1.63%, 11/15/18	100	100,415
1.88%, 02/23/22	50	49,288
European Investment Bank
1.00%, 06/15/18	100	99,626
1.25%, 05/15/18	100	99,975
1.63%, 03/16/20	100	99,413
1.75%, 06/17/19	50	50,140
1.88%, 03/15/19	100	100,668
1.88%, 02/10/25	150	142,528
2.25%, 08/15/22	250	249,245
2.50%, 04/15/21	50	50,769
2.88%, 09/15/20	150	154,641
Inter-American Development Bank
1.13%, 08/28/18	50	49,864
1.75%, 04/14/22	300	294,789
2.13%, 11/09/20	100	100,910
3.88%, 02/14/20	50	53,105
4.38%, 01/24/44	25	29,425
International Bank for Reconstruction & Development
0.88%, 08/15/19	100	98,396
1.00%, 06/15/18	200	199,392
1.13%, 11/27/19[a]	90	88,830
1.88%, 10/07/19[a]	75	75,551
1.88%, 10/07/22	100	98,314
2.13%, 02/13/23[a]	150	148,624
2.25%, 06/24/21	100	101,040
2.50%, 07/29/25	200	199,552
International Finance Corp.
1.63%, 07/16/20	100	99,576
1.75%, 09/04/18	100	100,649
1.75%, 09/16/19	100	100,462
Nordic Investment Bank
1.13%, 02/25/19	200	198,496

		4,027,563
URUGUAY — 0.06%
Uruguay Government International Bond
7.63%, 03/21/36	75	95,759

		95,759

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $7,549,364)		7,489,823

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 1.26%

CALIFORNIA — 0.37%
Bay Area Toll Authority RB BAB Series S-1
6.92%, 04/01/40	$75	$103,202
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB Series DE
6.00%, 11/01/40	25	31,162
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	44,272
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	50	62,142
Regents of the University of California Medical Center Pooled Revenue RB BAB Series F
6.58%, 05/15/49	50	66,029
State of California GO BAB
7.50%, 04/01/34	50	71,339
7.55%, 04/01/39	100	147,566
University of California RB Series AD
4.86%, 05/15/12	50	49,384

		575,096
COLORADO — 0.02%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	25	26,043

		26,043
CONNECTICUT — 0.04%
State of Connecticut GO Series A
5.85%, 03/15/32	50	60,360

		60,360
DISTRICT OF COLUMBIA — 0.02%
District of Columbia RB BAB
5.58%, 12/01/35	25	31,040

		31,040

Security	Principal (000s)	Value
FLORIDA — 0.07%
State Board of Administration Finance Corp. RB
Series A
2.64%, 07/01/21	$50	$50,387
3.00%, 07/01/20	50	51,193

		101,580
GEORGIA — 0.04%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	25	31,071
Project M, Series 2010-A
6.66%, 04/01/57	20	24,523

		55,594
ILLINOIS — 0.13%
State of Illinois GO
4.95%, 06/01/23	100	100,882
5.10%, 06/01/33	100	92,592

		193,474
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	25	32,326

		32,326
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	25	31,121

		31,121
NEW JERSEY — 0.10%
New Jersey Economic Development Authority RB Series B
0.00%, 02/15/23 (AGM)	100	79,088
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	50	70,771

		149,859

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
NEW YORK — 0.18%
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series G-3
5.27%, 05/01/27	$25	$29,187
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	50	62,226
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	40	48,688
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	25	30,156
Series 181
4.96%, 08/01/46	50	57,109
Series 182
5.31%, 08/01/46 (Call 08/01/24)	50	54,283

		281,649
OHIO — 0.09%
American Municipal Power Inc. RB BAB Series E
6.27%, 02/15/50	25	30,168
JobsOhio Beverage System RB Series B
4.53%, 01/01/35	25	27,077
Ohio State University (The) RB Series A
3.80%, 12/01/46	50	49,260
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	28,453

		134,958
OREGON — 0.04%
State of Oregon GO
5.89%, 06/01/27	50	60,566

		60,566

Security	Principal (000s)	Value
TEXAS — 0.08%
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	$30	$37,969
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	25	35,542
Texas Transportation Commission State Highway Fund RB BAB Series B
5.03%, 04/01/26	25	28,506
University of Texas System (The) RB BAB Series D
5.13%, 08/15/42	25	29,958

		131,975
UTAH — 0.02%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	25	32,142

		32,142
WASHINGTON — 0.02%
State of Washington GO BAB Series F
5.14%, 08/01/40	25	30,209

		30,209

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,923,966)		1,927,992

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.61%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.96%
Federal Home Loan Banks
0.63%, 08/07/18	150	148,939
1.88%, 11/29/21	300	298,917
5.50%, 07/15/36	200	264,770
5.75%, 06/12/26	200	249,342
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19	500	497,195
1.75%, 05/30/19	140	141,135
2.38%, 01/13/22	500	509,765
6.75%, 09/15/29	100	139,881

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Federal National Mortgage Association
1.13%, 10/19/18	$500	$499,475
1.38%, 02/26/21	300	294,972
1.50%, 06/22/20	400	398,412
1.75%, 09/12/19	500	503,695
5.63%, 07/15/37	86	116,349
6.25%, 05/15/29	200	268,260
6.63%, 11/15/30	100	140,824
Tennessee Valley Authority
3.50%, 12/15/42	50	50,209

		4,522,140
U.S. GOVERNMENT OBLIGATIONS — 49.65%
U.S. Treasury Note/Bond
0.75%, 07/15/19	500	493,325
1.00%, 03/15/18	1,500	1,500,780
1.00%, 11/30/19	250	247,195
1.13%, 12/31/19	520	515,434
1.13%, 04/30/20	250	246,895
1.13%, 07/31/21	600	582,000
1.25%, 11/15/18	1,000	1,001,680
1.25%, 12/15/18	1,000	1,001,330
1.25%, 01/31/19	1,000	1,000,730
1.38%, 02/28/19	2,250	2,256,255
1.38%, 01/31/20	1,250	1,246,888
1.38%, 06/30/23	500	478,045
1.38%, 08/31/23	500	476,880
1.50%, 12/31/18	1,800	1,810,278
1.50%, 01/31/19	2,100	2,111,382
1.50%, 02/28/19	1,000	1,005,400
1.50%, 10/31/19	600	601,440
1.50%, 05/31/20	900	898,128
1.50%, 02/28/23	600	580,518
1.50%, 08/15/26	600	555,912
1.63%, 06/30/19	1,500	1,510,365
1.63%, 08/15/22	1,000	981,250
1.63%, 11/15/22	250	244,520
1.63%, 04/30/23	500	486,345
1.63%, 02/15/26	850	799,935
1.63%, 05/15/26	500	469,560
1.75%, 10/31/18	1,000	1,010,170
1.75%, 10/31/20	850	852,609
1.75%, 12/31/20	700	700,938

Security	Principal (000s)	Value
1.75%, 04/30/22	$500	$495,315
1.75%, 05/15/22	600	593,874
1.75%, 09/30/22	1,000	986,060
1.75%, 01/31/23	1,000	982,520
1.88%, 06/30/20	1,500	1,514,700
1.88%, 05/31/22	400	398,496
2.00%, 09/30/20	6,000	6,075,420
2.00%, 11/30/20	1,600	1,618,032
2.00%, 11/15/21	250	251,413
2.00%, 11/30/22	1,000	998,040
2.00%, 02/15/25	750	734,317
2.00%, 08/15/25	700	682,500
2.13%, 01/31/21	1,000	1,015,130
2.13%, 06/30/21	1,000	1,013,170
2.13%, 12/31/21	250	252,723
2.13%, 12/31/22	1,160	1,164,826
2.13%, 05/15/25	1,800	1,775,538
2.25%, 03/31/21	1,500	1,528,815
2.25%, 04/30/21	600	611,382
2.25%, 12/31/23	500	502,725
2.25%, 11/15/24	670	669,397
2.25%, 11/15/25	300	297,879
2.25%, 08/15/46	500	427,680
2.50%, 02/15/45	1,000	907,190
2.50%, 02/15/46	390	353,075
2.50%, 05/15/46	200	180,966
2.75%, 02/15/19	1,250	1,286,675
2.75%, 11/15/23	500	518,415
2.88%, 08/15/45	800	783,400
2.88%, 11/15/46	250	245,168
3.00%, 05/15/45	1,200	1,204,404
3.00%, 11/15/45	1,300	1,304,563
3.13%, 08/15/44	408	419,808
3.38%, 05/15/44	158	170,108
3.50%, 02/15/39	500	554,250
3.63%, 02/15/21	500	536,555
3.88%, 08/15/40	1,000	1,164,840
4.00%, 08/15/18	3,500	3,650,815
4.25%, 05/15/39	246	302,683
4.25%, 11/15/40	162	199,326
4.38%, 05/15/40	750	938,235
4.38%, 05/15/41	200	250,958
4.63%, 02/15/40	1,300	1,682,473

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
4.75%, 02/15/41	$400	$528,088
5.38%, 02/15/31	200	268,480
5.50%, 08/15/28	500	651,915
6.00%, 02/15/26	650	843,719
6.13%, 11/15/27	300	405,201
6.50%, 11/15/26	500	679,695
6.75%, 08/15/26	800	1,099,152
6.88%, 08/15/25	300	406,398
7.13%, 02/15/23	800	1,028,512
7.63%, 11/15/22	1,700	2,214,250
7.63%, 02/15/25	600	836,664

		75,872,120

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $81,872,564)		80,394,260

SHORT-TERM INVESTMENTS — 1.81%

MONEY MARKET FUNDS — 1.81%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g,h]	2,767	2,766,776

		2,766,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,766,776)		2,766,776

Value
TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $153,578,922)[i]	$152,777,722
Other Assets, Less Liabilities — 0.03%	45,266

NET ASSETS — 100.00%	$152,822,988

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $153,578,922. Net unrealized depreciation was $801,200, of which $1,303,401 represented gross unrealized appreciation on securities and $2,104,601 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
3.25%, 06/01/25	$250	$—	$—	$250	$252,370	$693	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$60,198,871	$—	$60,198,871
Foreign government obligations	—	7,489,823	—	7,489,823
Municipal debt obligations	—	1,927,992	—	1,927,992
U.S. government & agency obligations	—	80,394,260	—	80,394,260
Money market funds	2,766,776	—	—	2,766,776

Total	$2,766,776	$150,010,946	$—	$152,777,722

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Schedule of Investments

iSHARES® AGENCY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.06%

IRAQ — 1.07%
Iraq Government AID Bond
2.15%, 01/18/22	$6,590	$6,614,053

		6,614,053
ISRAEL — 2.02%
Israel Government AID Bond
0.00%, 09/15/20	4	3,713
5.50%, 09/18/23	10,500	12,457,620

		12,461,333
JORDAN — 0.07%
Hashemite Kingdom of Jordan Government AID Bond
2.58%, 06/30/22	400	408,136

		408,136
TUNISIA — 0.61%
Tunisia Government AID Bonds
1.42%, 08/05/21	3,825	3,736,796

		3,736,796
UKRAINE — 0.29%
Ukraine Government AID Bonds
1.47%, 09/29/21	1,865	1,815,503

		1,815,503

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $25,116,701)		25,035,821

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 95.28%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.46%
Fannie Mae Principal STRIPS
0.00%, 03/23/28	100	70,755
0.00%, 11/15/30	1,600	1,014,678
Federal Farm Credit Banks
1.03%, 05/11/18	6,000	5,997,780
1.13%, 03/12/18	4,400	4,405,324
1.22%, 06/25/18	45,900	45,960,588
1.30%, 12/14/18	2,845	2,845,455
2.00%, 04/04/22	489	487,129
2.50%, 04/09/26	500	489,532
3.35%, 03/23/33	100	100,371
3.39%, 03/20/34	100	103,420

Security	Principal (000s)	Value
4.88%, 01/27/20	$250	$273,464
5.13%, 07/09/29	267	323,912
5.15%, 11/15/19	1,889	2,068,776
5.41%, 04/17/36	250	325,415
Federal Home Loan Banks
0.83%, 07/25/18	3,000	2,983,800
0.88%, 03/19/18	8,700	8,690,430
0.88%, 06/29/18	50,900	50,761,043
0.88%, 10/01/18	6,000	5,970,660
1.00%, 12/19/17	500	500,502
1.00%, 09/26/19	400	395,620
1.25%, 06/08/18	7,320	7,336,763
1.25%, 01/16/19	5,815	5,813,197
1.38%, 11/15/19	9,905	9,874,691
1.50%, 03/08/19	10,000	10,027,600
1.75%, 06/12/20	2,000	2,004,020
1.88%, 11/29/21	29,000	28,895,310
2.13%, 12/08/17	325	328,111
2.75%, 06/08/18	100	102,093
2.88%, 06/13/25	2,000	2,049,756
3.13%, 12/08/17	135	137,377
4.00%, 09/01/28	810	894,637
4.11%, 04/18/18	3,000	3,098,790
4.13%, 12/13/19	350	374,381
4.50%, 09/13/19	1,780	1,912,841
5.37%, 09/09/24	1,000	1,201,499
5.38%, 08/15/18	1,385	1,468,280
5.38%, 05/15/19	65	70,582
5.38%, 08/15/24	520	621,847
5.50%, 07/15/36	4,130	5,467,500
5.63%, 03/14/36	500	665,695
5.75%, 06/12/26	2,400	2,992,106
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,723	2,581,921
0.75%, 04/09/18	6,400	6,382,336
0.88%, 03/07/18	5,800	5,793,794
0.88%, 07/19/19	15,000	14,826,300
1.00%, 12/15/17	350	350,356
1.13%, 04/15/19	30,500	30,370,985
1.13%, 08/12/21	5,000	4,833,950
1.25%, 07/26/19 (Call 04/26/17)	10,000	9,930,000
1.25%, 08/01/19	5,705	5,682,465
1.25%, 10/02/19	16,040	15,950,016
1.75%, 05/30/19	17,705	17,848,588

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® AGENCY BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.00%, 10/09/19	$1,700	$1,720,203
2.38%, 01/13/22	6,520	6,647,336
4.88%, 06/13/18	2,154	2,258,167
6.25%, 07/15/32	4,576	6,396,607
6.75%, 09/15/29	150	209,822
6.75%, 03/15/31	3,400	4,861,592
Federal National Mortgage Association
0.00%, 10/09/19	31,540	30,049,420
0.00%, 05/15/30	61	39,373
0.88%, 03/28/18	33,750	33,712,200
1.00%, 10/24/19	9,000	8,884,710
1.25%, 08/17/21	11,900	11,565,134
1.38%, 02/26/21	4,900	4,817,876
1.50%, 06/22/20	2,600	2,589,678
1.63%, 01/21/20	11,288	11,314,075
1.63%, 10/30/20	400	397,684
1.75%, 09/12/19	4,600	4,633,994
1.88%, 12/28/20	3,000	3,013,410
5.63%, 07/15/37	391	528,980
6.21%, 08/06/38	2,147	3,117,229
6.32%, 12/20/27	290	380,662
6.63%, 11/15/30	13,450	18,940,828
7.25%, 05/15/30	15,300	22,401,036
8.28%, 01/10/25	350	490,878
Financing Corp.
0.00%, 12/27/18	30	29,205
0.00%, 03/07/19	4,105	3,987,166
8.60%, 09/26/19	4,753	5,573,273
9.40%, 02/08/18	250	269,408
9.65%, 11/02/18	380	431,376
9.80%, 11/30/17	680	725,780
9.80%, 04/06/18	4,085	4,466,131
10.35%, 08/03/18	3,135	3,530,041
10.70%, 10/06/17	780	826,417
Financing Corp. STRIPS
0.00%, 11/30/17	195	193,608
0.00%, 02/08/18	90	89,144
0.00%, 05/11/18	350	344,647
0.00%, 08/03/18	600	588,398
0.00%, 11/02/18	285	278,487
0.00%, 09/26/19	962	923,465
Navient Solutions Inc.
0.00%, 10/03/22	5,745	4,923,810

Security	Principal or Shares (000s)	Value
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	$500	$516,905
Series A5
3.45%, 06/12/21	999	1,060,548
Private Export Funding Corp.
4.38%, 03/15/19	471	497,955
Series HH
1.45%, 08/15/19	1,500	1,491,090
Series JJ
1.88%, 07/15/18	2,750	2,771,588
Series KK
3.55%, 01/15/24	5,000	5,305,750
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20	10,000	9,426,500
Tennessee Valley Authority
2.88%, 09/15/24	4,000	4,106,480
2.88%, 02/01/27	3,500	3,511,585
3.50%, 12/15/42	3,450	3,464,387
4.25%, 09/15/65	1,870	1,970,026
4.50%, 04/01/18	216	223,778
4.63%, 09/15/60	511	582,346
5.25%, 09/15/39	2,250	2,844,540
5.88%, 04/01/36	3,508	4,684,057

		582,265,226
U.S. GOVERNMENT OBLIGATIONS — 0.82%
U.S. Treasury Note/Bond
2.13%, 11/30/23	100	99,825
2.25%, 02/29/24	4,000	3,985,280
3.00%, 02/15/47	1,000	1,006,390

		5,091,495

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $587,994,729)		587,356,721

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	1,816	1,816,257

		1,816,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,816,257)		1,816,257

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® AGENCY BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $614,927,687)[d]	$614,208,799
Other Assets, Less Liabilities — 0.36%	2,226,666

NET ASSETS — 100.00%	$616,435,465

STRIPS  —  Separate Trading of Registered Interest & Principal of Securities

[a]	Investments are denominated in U.S. dollars.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $614,937,377. Net unrealized depreciation was $728,578, of which $2,440,870 represented gross unrealized appreciation on securities and $3,169,448 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$25,035,821	$—	$25,035,821
U.S. government & agency obligations	—	587,356,721	—	587,356,721
Money market funds	1,816,257	—	—	1,816,257

Total	$1,816,257	$612,392,542	$—	$614,208,799

See notes to financial statements.

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 100.05%

MORTGAGE-BACKED SECURITIES — 100.05%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$17,463	$17,708,097
2.50%, 06/01/28	151	153,424
2.50%, 07/01/29	2,521	2,542,760
2.50%, 08/01/29	621	626,779
2.50%, 10/01/29	447	451,174
2.50%, 02/01/30	3,650	3,675,186
2.50%, 03/01/30	384	386,566
2.50%, 04/01/30	11,413	11,491,797
2.50%, 05/01/30	12,325	12,411,031
2.50%, 06/01/30	42,716	43,009,512
2.50%, 07/01/30	1,445	1,455,850
2.50%, 08/01/30	2,245	2,260,512
2.50%, 09/01/30	1,363	1,372,990
2.50%, 12/01/31	23,053	23,139,306
2.50%, 03/01/32[a]	160,831	161,283,337
2.50%, 02/01/43	2,039	1,944,771
2.50%, 03/01/43	238	227,129
2.50%, 04/01/43	857	816,936
2.50%, 06/01/43	726	692,607
2.50%, 07/01/43	2,805	2,674,652
2.50%, 08/01/43	323	308,403
2.50%, 04/01/45	286	272,623
2.50%, 03/01/47[a]	3,825	3,642,715
3.00%, 01/01/21	16	16,865
3.00%, 08/01/21	6	5,996
3.00%, 09/01/21	289	298,410
3.00%, 10/01/22	57	58,645
3.00%, 04/01/27	2,383	2,458,767
3.00%, 05/01/27	14,668	15,133,146
3.00%, 06/01/27	3,953	4,077,941
3.00%, 07/01/27	363	374,831
3.00%, 08/01/27	1,256	1,295,713
3.00%, 09/01/27	7,156	7,382,816
3.00%, 11/01/27	1,954	2,016,175
3.00%, 12/01/27	1,389	1,433,763
3.00%, 01/01/28	743	765,826
3.00%, 11/01/28	305	314,730
3.00%, 04/01/29	14	14,580

Security	Principal (000s)	Value
3.00%, 05/01/29	$17,473	$18,010,064
3.00%, 10/01/29	24	24,442
3.00%, 11/01/29	3,646	3,758,262
3.00%, 03/01/30	1,364	1,404,318
3.00%, 05/01/30	8,709	8,974,166
3.00%, 06/01/30	12,347	12,755,269
3.00%, 08/01/30	660	680,326
3.00%, 09/01/30	8,417	8,672,638
3.00%, 10/01/30	1,984	2,044,577
3.00%, 02/01/31	14,434	14,860,906
3.00%, 03/01/31	8,980	9,245,536
3.00%, 05/01/31	24,487	25,210,904
3.00%, 06/01/31	17,600	18,120,503
3.00%, 07/01/31	1,561	1,606,880
3.00%, 03/01/32[a]	83,047	85,434,601
3.00%, 05/01/33	7,910	8,052,006
3.00%, 02/01/45	5,136	5,121,086
3.00%, 03/01/45	400	397,660
3.00%, 04/01/45	100,942	100,282,889
3.00%, 05/01/45	2,964	2,944,515
3.00%, 12/01/46	114,302	113,685,168
3.00%, 02/01/47	44,538	44,246,417
3.00%, 03/01/47[a]	401,846	398,832,155
3.50%, 11/01/25	5,291	5,525,353
3.50%, 03/01/26	3,364	3,515,384
3.50%, 06/01/26	1,381	1,442,536
3.50%, 08/01/26	1,684	1,759,764
3.50%, 03/01/32[a]	64,800	67,594,500
3.50%, 05/01/35	20,127	20,957,271
3.50%, 10/01/42	3,355	3,458,936
3.50%, 11/01/42	2,994	3,086,727
3.50%, 06/01/43	4,082	4,204,367
3.50%, 08/01/45	2,609	2,676,112
3.50%, 12/01/45	9,816	10,068,091
3.50%, 01/01/46	2,841	2,913,847
3.50%, 03/01/46	18,943	19,430,140
3.50%, 05/01/46	31,672	32,487,890
3.50%, 07/01/46	19,999	20,513,474
3.50%, 08/01/46	58,880	60,396,450
3.50%, 09/01/46	20,705	21,238,174
3.50%, 10/01/46	107,637	110,409,347
3.50%, 11/01/46	61,856	63,449,076
3.50%, 12/01/46	35,953	36,879,057

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 01/01/47	$142,789	$146,466,288
3.50%, 02/01/47	26,524	27,214,121
3.50%, 03/01/47	37,975	38,963,399
3.50%, 03/01/47[a]	76,510	78,410,795
4.00%, 05/01/25	3,181	3,336,703
4.00%, 10/01/25	2,441	2,560,296
4.00%, 02/01/26	2,438	2,563,170
4.00%, 03/01/32[a]	27,168	27,864,180
4.00%, 09/01/41	9,824	10,373,101
4.00%, 02/01/42	16,997	17,943,471
4.00%, 07/01/44	11,199	11,790,642
4.00%, 01/01/45	3,618	3,808,455
4.00%, 07/01/45	7,025	7,395,115
4.00%, 10/01/45	23,946	25,207,140
4.00%, 03/01/46	21,761	22,906,297
4.00%, 04/01/46	14,504	15,267,656
4.00%, 05/01/46	30,619	32,230,075
4.00%, 08/01/46	531	559,124
4.00%, 09/01/46	4,874	5,130,184
4.00%, 10/01/46	39,092	41,148,956
4.00%, 11/01/46	83,273	87,655,567
4.00%, 12/01/46	13,007	13,691,520
4.00%, 02/01/47	22,723	23,916,156
4.00%, 03/01/47	91,236	96,016,190
4.00%, 03/01/47[a]	15,333	16,114,306
4.50%, 04/01/22	1,186	1,235,078
4.50%, 05/01/23	1,501	1,541,501
4.50%, 07/01/24	1,308	1,385,220
4.50%, 08/01/24	411	435,562
4.50%, 09/01/24	692	732,481
4.50%, 10/01/24	1,031	1,092,086
4.50%, 08/01/30	2,979	3,206,132
4.50%, 03/01/32[a]	931	951,948
4.50%, 03/01/39	6,887	7,421,596
4.50%, 05/01/39	8,114	8,743,662
4.50%, 10/01/39	9,358	10,084,218
4.50%, 09/01/40	7,487	8,065,238
4.50%, 02/01/41	7,439	8,015,538
4.50%, 05/01/41	9,761	10,515,112
4.50%, 05/01/42	7,973	8,588,691
4.50%, 01/01/45	7,721	8,297,184
4.50%, 11/01/45	138	148,435
4.50%, 01/01/46	1,004	1,081,186

Security	Principal (000s)	Value
4.50%, 03/01/46	$1,629	$1,754,146
4.50%, 04/01/46	1,897	2,041,659
4.50%, 05/01/46	1,384	1,490,043
4.50%, 06/01/46	21,418	23,057,095
4.50%, 07/01/46	2,103	2,263,754
4.50%, 08/01/46	1,422	1,531,125
4.50%, 09/01/46	11,109	11,964,543
4.50%, 03/01/47[a]	51,779	55,613,882
5.00%, 11/01/18	371	378,975
5.00%, 08/01/19	420	429,007
5.00%, 12/01/24	1,663	1,724,344
5.00%, 08/01/25	1,771	1,935,896
5.00%, 03/01/32[a]	161	163,641
5.00%, 06/01/33	754	829,462
5.00%, 12/01/33	2,228	2,452,669
5.00%, 07/01/35	8,820	9,702,090
5.00%, 01/01/36	1,312	1,443,628
5.00%, 11/01/36	1,834	2,017,309
5.00%, 01/01/37	1,562	1,717,965
5.00%, 02/01/37	1,466	1,613,190
5.00%, 02/01/38	1,990	2,189,134
5.00%, 03/01/38	6,093	6,683,215
5.00%, 12/01/38	1,256	1,380,287
5.00%, 08/01/39	9,908	10,890,161
5.00%, 01/01/40	751	823,245
5.00%, 04/01/40	829	909,418
5.00%, 07/01/40	442	484,694
5.00%, 08/01/40	5,801	6,363,782
5.00%, 09/01/40	3,994	4,381,846
5.00%, 08/01/41	6,199	6,807,030
5.00%, 03/01/47[a]	25,231	27,545,690
5.50%, 07/01/31	1	325
5.50%, 04/01/32	53	59,420
5.50%, 09/01/32	166	185,704
5.50%, 10/01/32	29	32,792
5.50%, 12/01/32	13	14,426
5.50%, 04/01/33	1	897
5.50%, 05/01/33	21	23,809
5.50%, 06/01/33	27	30,137
5.50%, 07/01/33	62	69,114
5.50%, 09/01/33	6	6,288
5.50%, 10/01/33	330	368,445
5.50%, 01/01/34	1	1,409
5.50%, 02/01/34	2,612	2,916,848

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
5.50%, 03/01/34	$678	$757,269
5.50%, 10/01/34	359	400,383
5.50%, 11/01/34	4	4,635
5.50%, 12/01/34	444	495,635
5.50%, 01/01/35	4,625	5,162,566
5.50%, 02/01/35	1,216	1,357,819
5.50%, 04/01/35	276	308,133
5.50%, 05/01/35	2,252	2,512,898
5.50%, 06/01/35	5,715	6,377,904
5.50%, 07/01/35	29	33,088
5.50%, 08/01/35	108	120,095
5.50%, 10/01/35	216	240,756
5.50%, 12/01/35	1,184	1,320,807
5.50%, 02/01/36	1	1,599
5.50%, 03/01/36	76	84,658
5.50%, 05/01/36	1,428	1,590,247
5.50%, 07/01/36	2,494	2,778,285
5.50%, 08/01/36	331	369,117
5.50%, 04/01/38	2,775	3,083,417
5.50%, 05/01/38	977	1,085,733
5.50%, 12/01/38	14	15,306
5.50%, 01/01/39	4,812	5,372,448
5.50%, 09/01/39	2,779	3,089,279
5.50%, 11/01/39	4,409	4,908,651
5.50%, 03/01/47[a]	163	180,701
6.00%, 09/01/36	1,064	1,189,067
6.00%, 10/01/36	1,218	1,371,006
6.00%, 02/01/37	1,025	1,145,371
6.00%, 09/01/38	3,595	4,016,953
6.00%, 03/01/47[a]	9,372	10,601,029
FRN, (1 year CMT + 2.250%)
2.64%, 12/01/33	129	137,585
FRN, (12 mo. LIBOR US + 1.495%)
1.80%, 06/01/43	1,018	1,044,468
FRN, (12 mo. LIBOR US + 1.600%)
2.52%, 08/01/43	355	360,342
FRN, (12 mo. LIBOR US + 1.650%)
2.45%, 05/01/43	919	933,547
FRN, (12 mo. LIBOR US + 1.749%)
2.97%, 12/01/38	2,989	3,161,145

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.775%)
3.28%, 11/01/40	$909	$955,701
FRN, (12 mo. LIBOR US + 1.809%)
3.04%, 08/01/41	347	366,322
FRN, (12 mo. LIBOR US + 1.812%)
2.96%, 05/01/42	1,622	1,671,531
FRN, (12 mo. LIBOR US + 1.849%)
3.43%, 11/01/41	4,262	4,484,136
FRN, (12 mo. LIBOR US + 1.880%)
3.13%, 09/01/41	2,218	2,339,084
FRN, (12 mo. LIBOR US + 1.890%)
3.33%, 07/01/41	253	266,343
FRN, (12 mo. LIBOR US + 1.900%)
2.78%, 01/01/42	1,508	1,582,741
3.40%, 11/01/40	1,271	1,334,962
FRN, (12 mo. LIBOR US + 1.910%)
3.19%, 11/01/40	1,362	1,436,534
Federal National Mortgage Association
1.00%, 10/01/45	11,081	11,424,194
2.50%, 05/01/27	11,174	11,331,216
2.50%, 10/01/27	11,270	11,428,704
2.50%, 01/01/30	6,301	6,343,655
2.50%, 02/01/30	1,668	1,677,530
2.50%, 04/01/30	2,525	2,539,143
2.50%, 05/01/30	29,831	30,013,108
2.50%, 06/01/30	97,542	98,132,404
2.50%, 07/01/30	35,020	35,233,163
2.50%, 08/01/30	8,790	8,843,855
2.50%, 09/01/30	5,510	5,544,134
2.50%, 10/01/30	2,556	2,570,703
2.50%, 10/01/31	7,855	7,879,881
2.50%, 11/01/31	15,709	15,759,177
2.50%, 03/01/32[a]	156,653	157,093,587
2.50%, 01/01/43	2,548	2,440,633

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
2.50%, 02/01/43	$2,618	$2,508,163
2.50%, 03/01/43	2,540	2,433,562
2.50%, 06/01/43	6,456	6,176,752
2.50%, 08/01/43	865	827,895
2.50%, 04/01/45	109	104,012
2.50%, 05/01/45	951	907,553
2.50%, 03/01/47[a]	11,300	10,770,312
3.00%, 12/01/20	348	358,450
3.00%, 03/01/21	11	11,046
3.00%, 04/01/21	9	9,587
3.00%, 05/01/21	11	11,744
3.00%, 08/01/21	409	420,672
3.00%, 09/01/21	39	40,414
3.00%, 10/01/21	150	154,679
3.00%, 02/01/22	36	37,242
3.00%, 03/01/22	10	10,599
3.00%, 07/01/22	472	485,446
3.00%, 09/01/22	18	18,335
3.00%, 12/01/22	69	70,567
3.00%, 09/01/26	97	99,696
3.00%, 01/01/27	9,246	9,534,275
3.00%, 03/01/27	343	354,555
3.00%, 11/01/27	17,654	18,210,046
3.00%, 12/01/28	50	51,810
3.00%, 05/01/29	671	691,484
3.00%, 08/01/29	540	556,177
3.00%, 09/01/29	1,523	1,569,143
3.00%, 10/01/29	10,850	11,178,576
3.00%, 11/01/29	4,483	4,619,258
3.00%, 12/01/29	1,420	1,462,784
3.00%, 01/01/30	1,651	1,701,016
3.00%, 02/01/30	5,723	5,894,013
3.00%, 03/01/30	47,341	48,757,494
3.00%, 04/01/30	21,381	22,020,235
3.00%, 05/01/30	13,814	14,226,506
3.00%, 06/01/30	3,956	4,074,033
3.00%, 07/01/30	16,000	16,478,759
3.00%, 08/01/30	385	397,247
3.00%, 09/01/30	11,153	11,486,014
3.00%, 10/01/30	1,306	1,345,172
3.00%, 03/01/31	16,677	17,162,003
3.00%, 05/01/31	11,629	11,966,866
3.00%, 07/01/31	2,961	3,046,859

Security	Principal (000s)	Value
3.00%, 09/01/31	$6,600	$6,791,870
3.00%, 01/01/32	29,151	29,999,654
3.00%, 03/01/32[a]	91,260	93,840,947
3.00%, 05/01/33	2,238	2,279,619
3.00%, 01/01/37	20,848	21,125,456
3.00%, 03/01/43	347	345,807
3.00%, 04/01/43	3,935	3,926,095
3.00%, 05/01/43	3,912	3,902,264
3.00%, 06/01/43	5,136	5,114,513
3.00%, 07/01/43	709	706,865
3.00%, 08/01/43	1,822	1,815,547
3.00%, 02/01/44	31,312	31,210,948
3.00%, 03/01/45	339	337,540
3.00%, 04/01/45	425	422,538
3.00%, 05/01/45	42	41,321
3.00%, 10/01/46	6,616	6,588,298
3.00%, 12/01/46	107,588	107,005,549
3.00%, 01/01/47	40,548	40,395,099
3.00%, 02/01/47	99,875	99,458,984
3.00%, 03/01/47[a]	769,772	764,479,817
3.50%, 01/01/27	1,218	1,272,964
3.50%, 04/01/27	4,455	4,655,204
3.50%, 11/01/28	389	406,716
3.50%, 01/01/29	853	892,720
3.50%, 12/01/29	3,058	3,196,829
3.50%, 11/01/30	1,905	1,994,342
3.50%, 03/01/31	3,568	3,739,010
3.50%, 06/01/31	22,989	24,062,234
3.50%, 01/01/32	13,987	14,620,663
3.50%, 03/01/32[a]	61,710	64,351,959
3.50%, 06/01/32	2,206	2,295,094
3.50%, 06/01/35	26,245	27,313,780
3.50%, 05/01/42	2,952	3,043,725
3.50%, 12/01/42	4,509	4,648,657
3.50%, 06/01/43	17,475	18,000,213
3.50%, 03/01/45	5,713	5,860,369
3.50%, 07/01/45	16,262	16,681,599
3.50%, 09/01/45	283,193	290,504,426
3.50%, 11/01/45	6,683	6,855,502
3.50%, 12/01/45	6,372	6,536,321
3.50%, 01/01/46	31,354	32,163,049
3.50%, 02/01/46	12,295	12,612,794
3.50%, 03/01/46	37,559	38,529,433

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 04/01/46	$219,830	$225,507,194
3.50%, 05/01/46	20,826	21,364,096
3.50%, 06/01/46	44,737	45,892,492
3.50%, 07/01/46	112,908	115,822,574
3.50%, 08/01/46	45,543	46,719,151
3.50%, 09/01/46	22,086	22,655,785
3.50%, 10/01/46	7,769	7,969,198
3.50%, 11/01/46	6,552	6,721,124
3.50%, 12/01/46	6,541	6,710,065
3.50%, 01/01/47	13,103	13,441,501
3.50%, 03/01/47[a]	171,093	175,397,058
4.00%, 03/01/24	2,035	2,133,067
4.00%, 10/01/25	4,865	5,108,017
4.00%, 11/01/25	2,393	2,508,090
4.00%, 03/01/26	1,378	1,449,910
4.00%, 06/01/26	9,624	10,125,439
4.00%, 09/01/26	3,470	3,650,497
4.00%, 12/01/30	2,681	2,848,969
4.00%, 01/01/31	1,638	1,739,980
4.00%, 02/01/31	1,304	1,385,031
4.00%, 10/01/31	3,837	4,075,747
4.00%, 02/01/32	9,168	9,739,799
4.00%, 03/01/32[a]	23,400	24,043,500
4.00%, 03/01/42	20,720	21,874,671
4.00%, 05/01/44	8,167	8,598,837
4.00%, 10/01/44	13,536	14,255,620
4.00%, 03/01/45	7,903	8,323,118
4.00%, 07/01/45	23,856	25,124,038
4.00%, 08/01/45	18,812	19,812,224
4.00%, 09/01/45	45,307	47,715,892
4.00%, 02/01/46	1,406	1,479,999
4.00%, 03/01/46	44,837	47,209,326
4.00%, 04/01/46	5,049	5,316,006
4.00%, 05/01/46	25,160	26,490,843
4.00%, 06/01/46	999	1,051,447
4.00%, 07/01/46	8,764	9,228,106
4.00%, 08/01/46	206,368	217,288,198
4.00%, 09/01/46	22,619	23,816,138
4.00%, 10/01/46	46,413	48,868,088
4.00%, 11/01/46	51,216	53,926,591
4.00%, 02/01/47	11,316	11,901,990
4.00%, 03/01/47	32,561	34,248,059
4.00%, 03/01/47[a]	39,775	41,800,514
4.50%, 09/01/18	364	369,848

Security	Principal (000s)	Value
4.50%, 04/01/19	$408	$417,987
4.50%, 11/01/22	987	1,016,009
4.50%, 06/01/23	421	435,623
4.50%, 03/01/24	288	295,399
4.50%, 10/01/24	2,045	2,167,882
4.50%, 02/01/25	2,280	2,419,919
4.50%, 04/01/25	2,802	2,974,074
4.50%, 06/01/25	2,469	2,620,502
4.50%, 08/01/31	5,518	5,945,884
4.50%, 03/01/32[a]	1,850	1,893,648
4.50%, 05/01/39	2,837	3,059,237
4.50%, 09/01/40	5,791	6,243,362
4.50%, 12/01/40	4,562	4,918,299
4.50%, 01/01/41	9,416	10,151,464
4.50%, 04/01/41	10,541	11,364,238
4.50%, 05/01/41	19,990	21,552,476
4.50%, 06/01/41	6,179	6,662,055
4.50%, 08/01/41	10,456	11,273,758
4.50%, 09/01/41	21,501	23,182,775
4.50%, 01/01/42	7,308	7,879,334
4.50%, 09/01/42	4,927	5,311,107
4.50%, 06/01/44	3,440	3,708,710
4.50%, 02/01/45	30,842	33,172,258
4.50%, 08/01/45	6,979	7,506,522
4.50%, 11/01/45	692	746,295
4.50%, 12/01/45	634	683,693
4.50%, 01/01/46	845	911,345
4.50%, 02/01/46	411	442,833
4.50%, 03/01/46	5,874	6,333,354
4.50%, 04/01/46	14,284	15,401,141
4.50%, 05/01/46	179	192,629
4.50%, 06/01/46	2,606	2,809,558
4.50%, 07/01/46	479	516,301
4.50%, 08/01/46	6,977	7,523,217
4.50%, 09/01/46	3,660	3,946,610
4.50%, 10/01/46	4,211	4,540,670
4.50%, 03/01/47[a]	80,172	86,147,319
5.00%, 08/01/20	389	395,879
5.00%, 07/01/23	2,742	2,929,781
5.00%, 12/01/23	1,180	1,261,849
5.00%, 05/01/25	387	399,430
5.00%, 03/01/32[a]	1,283	1,313,271
5.00%, 11/01/33	5,017	5,527,051
5.00%, 03/01/36	1,854	2,042,034

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
5.00%, 05/01/36	$1,581	$1,740,736
5.00%, 02/01/38	2,197	2,419,316
5.00%, 03/01/39	1,630	1,789,673
5.00%, 06/01/39	2,279	2,511,238
5.00%, 12/01/39	1,485	1,630,546
5.00%, 01/01/40	36	39,872
5.00%, 04/01/40	3,300	3,624,881
5.00%, 05/01/40	265	291,389
5.00%, 06/01/40	357	391,175
5.00%, 07/01/40	4,785	5,255,984
5.00%, 08/01/40	14,492	15,909,021
5.00%, 09/01/40	110	121,034
5.00%, 10/01/40	324	356,340
5.00%, 02/01/41	24	26,036
5.00%, 03/01/41	4,429	4,869,050
5.00%, 04/01/41	8,353	9,174,811
5.00%, 05/01/41	31,028	34,110,439
5.00%, 06/01/41	1,990	2,187,443
5.00%, 08/01/41	3,497	3,845,024
5.00%, 07/01/45	15,323	16,830,026
5.00%, 03/01/47[a]	104,704	114,781,519
5.50%, 12/01/19	850	872,719
5.50%, 05/01/33	1,908	2,136,523
5.50%, 11/01/33	3,881	4,346,991
5.50%, 09/01/34	2,807	3,142,769
5.50%, 04/01/36	4,939	5,525,213
5.50%, 05/01/36	1,020	1,141,253
5.50%, 09/01/36	7,570	8,478,108
5.50%, 08/01/37	6,468	7,235,795
5.50%, 03/01/38	2,356	2,624,296
5.50%, 07/01/38	1,992	2,219,342
5.50%, 11/01/38	2,111	2,351,498
5.50%, 07/01/40	5,192	5,799,417
5.50%, 09/01/40	13,863	15,484,342
5.50%, 05/01/44	22,080	24,761,354
5.50%, 03/01/47[a]	47,357	52,610,667
6.00%, 03/01/34	2,937	3,298,447
6.00%, 05/01/34	584	653,713
6.00%, 08/01/34	989	1,108,245
6.00%, 11/01/34	319	357,648
6.00%, 06/01/36	1,791	2,002,766
6.00%, 08/01/36	1,754	1,959,633
6.00%, 03/01/38	1,063	1,186,289
6.00%, 05/01/38	2,461	2,745,794

Security	Principal (000s)	Value
6.00%, 08/01/38	$240	$268,424
6.00%, 06/01/39	8,490	9,509,855
6.00%, 10/01/39	650	725,702
6.00%, 03/01/47[a]	2,896	3,278,815
6.50%, 08/01/36	72	81,755
6.50%, 09/01/36	549	623,979
6.50%, 10/01/36	81	92,495
6.50%, 12/01/36	79	90,067
6.50%, 07/01/37	142	160,887
6.50%, 08/01/37	4,407	4,994,325
6.50%, 10/01/37	248	282,200
6.50%, 11/01/37	38	43,398
6.50%, 12/01/37	189	214,191
6.50%, 06/01/38	48	54,661
6.50%, 10/01/39	4,180	4,737,192
6.50%, 05/01/40	2,874	3,257,549
7.00%, 04/01/37	1,484	1,745,671
FRN, (12 mo. LIBOR US + 1.530%)
1.90%, 04/01/43	2,182	2,251,222
FRN, (12 mo. LIBOR US + 1.535%)
2.04%, 06/01/43	5,945	6,033,655
FRN, (12 mo. LIBOR US + 1.695%)
2.46%, 08/01/42	7,302	7,521,624
FRN, (12 mo. LIBOR US + 1.759%)
3.01%, 08/01/41	493	521,066
FRN, (12 mo. LIBOR US + 1.797%)
3.05%, 12/01/38	1,063	1,120,979
FRN, (12 mo. LIBOR US + 1.805%)
3.32%, 02/01/42	4,468	4,729,814
FRN, (12 mo. LIBOR US + 1.820%)
3.30%, 09/01/41	287	297,151
FRN, (12 mo. LIBOR US + 1.825%)
3.21%, 10/01/41	2,569	2,723,123
Government National Mortgage Association
2.50%, 03/01/47[a]	31,325	30,414,617

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
3.00%, 07/15/27	$8,886	$9,179,322
3.00%, 09/15/42	524	532,085
3.00%, 10/15/42	1,418	1,440,439
3.00%, 04/15/43	68	69,159
3.00%, 09/20/43	3,551	3,608,953
3.00%, 11/20/43	126	128,055
3.00%, 12/20/43	36	36,831
3.00%, 01/20/44	10,768	10,942,588
3.00%, 02/20/44	2,865	2,911,418
3.00%, 03/20/44	3,512	3,568,789
3.00%, 04/20/44	65	66,156
3.00%, 06/20/44	623	633,234
3.00%, 07/20/44	2,563	2,597,601
3.00%, 08/20/44	79,087	80,165,127
3.00%, 10/15/44	2,974	3,009,600
3.00%, 05/15/45	3,399	3,442,886
3.00%, 08/20/45	124,658	126,281,627
3.00%, 12/20/46	53,372	54,058,345
3.00%, 03/01/47[a]	548,476	554,777,176
3.50%, 01/15/41	68	71,403
3.50%, 09/15/41	719	751,326
3.50%, 11/15/41	188	196,625
3.50%, 12/15/41	7,065	7,383,223
3.50%, 01/15/42	1,099	1,148,876
3.50%, 02/15/42	215	224,611
3.50%, 03/15/42	165	172,098
3.50%, 04/15/42	260	271,667
3.50%, 07/15/42	677	706,239
3.50%, 09/15/42	3,204	3,344,924
3.50%, 10/15/42	3,109	3,245,972
3.50%, 11/15/42	2,391	2,496,370
3.50%, 01/15/43	375	390,922
3.50%, 02/15/43	320	334,230
3.50%, 03/15/43	1,756	1,832,359
3.50%, 05/15/43	3,059	3,192,083
3.50%, 06/15/43	4,211	4,395,289
3.50%, 08/15/43	1,365	1,425,099
3.50%, 09/15/44	725	754,350
3.50%, 07/20/45	220,046	229,112,319
3.50%, 05/20/46	39,426	41,022,506
3.50%, 07/20/46	25,032	26,045,696
3.50%, 08/20/46	30,892	32,143,397
3.50%, 10/20/46	69,534	72,349,601

Security	Principal (000s)	Value
3.50%, 11/20/46	$127,465	$132,626,371
3.50%, 12/20/46	85,589	89,055,109
3.50%, 01/20/47	106,719	111,040,017
3.50%, 02/20/47	236,696	246,404,309
3.50%, 03/01/47[a]	19,974	20,756,097
4.00%, 01/15/41	110	116,270
4.00%, 02/15/41	8,153	8,682,021
4.00%, 03/15/41	1,537	1,636,850
4.00%, 04/15/41	5,910	6,293,224
4.00%, 05/15/41	1,013	1,079,066
4.00%, 07/15/41	3,051	3,248,399
4.00%, 09/15/41	282	300,109
4.00%, 12/15/41	2,281	2,429,000
4.00%, 01/15/42	1,344	1,435,349
4.00%, 02/15/42	5,732	6,113,500
4.00%, 03/15/42	9,219	9,845,061
4.00%, 04/15/42	6,170	6,534,483
4.00%, 05/15/42	1,588	1,690,253
4.00%, 08/15/42	1,972	2,089,902
4.00%, 10/15/42	740	789,973
4.00%, 03/15/44	283	300,577
4.00%, 08/15/44	76	80,542
4.00%, 08/20/44	8,964	9,527,911
4.00%, 10/20/44	21,088	22,415,769
4.00%, 09/20/45	27,834	29,515,585
4.00%, 01/20/46	11,579	12,278,833
4.00%, 06/20/46	26,364	27,936,732
4.00%, 09/20/46	73,295	77,668,444
4.00%, 11/20/46	17,936	19,006,118
4.00%, 01/20/47	64,773	68,637,906
4.00%, 02/20/47	70,109	74,301,001
4.00%, 03/01/47[a]	33,006	34,923,945
4.00%, 03/20/47	44,238	46,975,382
4.50%, 04/15/39	741	799,992
4.50%, 08/15/39	4,989	5,384,752
4.50%, 11/20/39	1,782	1,914,544
4.50%, 01/20/40	1,954	2,099,486
4.50%, 06/15/40	7,928	8,564,537
4.50%, 07/15/40	5,003	5,404,999
4.50%, 08/15/40	16,381	17,697,712
4.50%, 08/20/40	3,229	3,460,582
4.50%, 10/20/40	8,088	8,667,187
4.50%, 04/20/41	7,610	8,209,108

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Security	Principal (000s)	Value
4.50%, 06/20/41	$10,537	$11,366,870
4.50%, 09/20/41	5,144	5,548,754
4.50%, 11/20/41	5,088	5,488,694
4.50%, 11/20/45	14,619	15,618,367
4.50%, 08/20/46	12,836	13,713,235
4.50%, 09/20/46	13,644	14,596,299
4.50%, 10/20/46	9,517	10,191,969
4.50%, 11/20/46	3,034	3,249,130
4.50%, 01/20/47	12,020	12,857,426
4.50%, 03/01/47[a]	76,961	82,282,893
5.00%, 05/20/33	577	631,292
5.00%, 07/20/35	2,367	2,584,614
5.00%, 12/15/36	9,265	10,283,436
5.00%, 01/15/39	3,666	4,029,803
5.00%, 07/15/39	9,457	10,381,234
5.00%, 10/20/39	3,241	3,511,246
5.00%, 05/15/40	1,890	2,075,352
5.00%, 07/20/40	11,725	12,688,008
5.00%, 08/20/40	3,405	3,685,139
5.00%, 11/20/41	8,977	9,714,614
5.00%, 07/20/42	1,697	1,838,457
5.00%, 07/20/46	63	67,844
5.00%, 03/01/47[a]	45,300	48,725,812
5.50%, 11/20/34	2,807	3,146,440
5.50%, 03/15/36	2,052	2,304,996
5.50%, 03/20/36	596	663,678
5.50%, 07/20/36	784	874,028
5.50%, 06/20/38	3,350	3,702,714
5.50%, 10/15/38	2,023	2,249,162
5.50%, 03/20/39	2,113	2,331,066
5.50%, 12/15/39	580	644,757
5.50%, 01/15/40	4,981	5,537,732
5.50%, 07/20/40	4,728	5,225,076
6.00%, 03/15/37	4,254	4,869,859
6.00%, 09/20/38	5,389	6,040,970
6.00%, 12/15/38	2,012	2,269,869
6.00%, 11/15/39	770	868,820
6.00%, 03/01/47[a]	7,000	7,928,594
6.50%, 10/20/38	2,184	2,485,967

		10,235,845,437

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $10,261,433,031)		10,235,845,437

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 34.02%

MONEY MARKET FUNDS — 34.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[b,c]	3,479,097	$3,480,489,072
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	100	100,000

		3,480,589,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,479,326,399)		3,480,589,072

TOTAL INVESTMENTS IN SECURITIES — 134.07%
(Cost: $13,740,759,430)[d]		13,716,434,509
Other Assets, Less Liabilities — (34.07)%		(3,485,782,132)

NET ASSETS — 100.00%		$10,230,652,377

FRN  —  Floating Rate Note

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $13,741,555,930. Net unrealized depreciation was $25,121,421, of which $35,621,992 represented gross unrealized appreciation on securities and $60,743,413 represented gross unrealized depreciation on securities.

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$10,235,845,437	$—	$10,235,845,437
Money market funds	3,480,589,072	—	—	3,480,589,072

Total	$3,480,589,072	$10,235,845,437	$—	$13,716,434,509

See notes to financial statements.

SCHEDULES OF INVESTMENTS	111

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2017

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,304,870,137	$150,563,976	$613,111,430
Affiliated (Note 2)	24,612,981	3,014,946	1,816,257

Total cost of investments	$2,329,483,118	$153,578,922	$614,927,687

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,299,728,071	$149,758,576	$612,392,542
Affiliated (Note 2)	24,606,015	3,019,146	1,816,257

Total fair value of investments	2,324,334,086	152,777,722	614,208,799
Cash	754	—	—
Receivables:
Investment securities sold	34,701,643	2,002,098	—
Dividends and interest	13,239,153	1,042,201	3,327,182

Total Assets	2,372,275,636	155,822,021	617,535,981

LIABILITIES
Payables:
Investment securities purchased	37,001,665	1,938,560	1,007,332
Collateral for securities on loan (Note 1)	12,601,508	1,036,213	—
Investment advisory fees (Note 2)	348,092	24,260	93,184

Total Liabilities	49,951,265	2,999,033	1,100,516

NET ASSETS	$2,322,324,371	$152,822,988	$616,435,465

Net assets consist of:
Paid-in capital	$2,327,285,580	$154,340,877	$616,734,468
Undistributed net investment income	3,362,466	317,900	709,382
Accumulated net realized loss	(3,174,643)	(1,034,589)	(289,497)
Net unrealized depreciation	(5,149,032)	(801,200)	(718,888)

NET ASSETS	$2,322,324,371	$152,822,988	$616,435,465

Shares outstanding[b]	21,050,000	1,350,000	5,450,000

Net asset value per share	$110.32	$113.20	$113.11

[a]	Securities on loan with values of $12,245,241, $1,003,744 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

112	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2017

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,261,433,031
Affiliated (Note 2)	3,479,326,399

Total cost of investments	$13,740,759,430

Investments in securities, at fair value (Note 1):
Unaffiliated	$10,235,845,437
Affiliated (Note 2)	3,480,589,072

Total fair value of investments	13,716,434,509
Cash	282,106
Receivables:
Investment securities sold	465,375,477
Dividends and interest	27,057,387
Capital shares sold	42,765,301

Total Assets	14,251,914,780

LIABILITIES
Payables:
Investment securities purchased	3,938,705,756
Due to broker for TBA collateral	6,023,000
Capital shares redeemed	74,651,395
Investment advisory fees (Note 2)	1,882,252

Total Liabilities	4,021,262,403

NET ASSETS	$10,230,652,377

Net assets consist of:
Paid-in capital	$10,337,257,523
Undistributed net investment	8,977,733
Accumulated net realized loss	(91,257,958)
Net unrealized depreciation	(24,324,921)

NET ASSETS	$10,230,652,377

Shares outstanding[a]	95,900,000

Net asset value per share	$106.68

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2017

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$23,825	$7,306	$19,582
Interest — unaffiliated	41,187,864	5,829,713	9,240,213
Interest — affiliated (Note 2)	96,823	693	—
Securities lending income — affiliated — net (Note 2)	388,289	70,502	44,886

Total investment income	41,696,801	5,908,214	9,304,681

EXPENSES
Investment advisory fees (Note 2)	4,239,475	523,557	1,234,640

Total expenses	4,239,475	523,557	1,234,640

Net investment income	37,457,326	5,384,657	8,070,041

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	328,419	55,029	921,485
Investments — affiliated (Note 2)	1,043	—	—
In-kind redemptions — unaffiliated	2,171,902	3,218,474	748,721
Realized gain distributions from affiliated funds	458	103	35

Net realized gain	2,501,822	3,273,606	1,670,241

Net change in unrealized appreciation/depreciation	(24,079,403)	(2,301,152)	(9,157,874)

Net realized and unrealized gain (loss)	(21,577,581)	972,454	(7,487,633)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,879,745	$6,357,111	$582,408

See notes to financial statements.

114	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2017

iShares MBS ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$18,680,581
Interest — unaffiliated	137,868,798

Total investment income	156,549,379

EXPENSES
Investment advisory fees (Note 2)	21,730,380

Total expenses	21,730,380

Net investment income	134,818,999

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(22,069,770)
Investments — affiliated (Note 2)	70,363
Realized gain distributions from affiliated funds	308,895

Net realized loss	(21,690,512)

Net change in unrealized appreciation/depreciation	(121,927,158)

Net realized and unrealized loss	(143,617,670)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,798,671)

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,457,326	$32,370,053	$5,384,657	$4,552,505
Net realized gain (loss)	2,501,822	1,338,206	3,273,606	(529,064)
Net change in unrealized appreciation/depreciation	(24,079,403)	(5,057,264)	(2,301,152)	(2,520,364)

Net increase in net assets resulting from operations	15,879,745	28,650,995	6,357,111	1,503,077

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(36,724,888)	(31,970,405)	(5,477,600)	(4,459,549)

Total distributions to shareholders	(36,724,888)	(31,970,405)	(5,477,600)	(4,459,549)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	624,370,745	764,734,909	17,533,571	531,624,379
Cost of shares redeemed	(283,416,567)	(413,367,123)	(218,269,611)	(417,597,637)

Net increase (decrease) in net assets from capital share transactions	340,954,178	351,367,786	(200,736,040)	114,026,742

INCREASE (DECREASE) IN NET ASSETS	320,109,035	348,048,376	(199,856,529)	111,070,270

NET ASSETS
Beginning of year	2,002,215,336	1,654,166,960	352,679,517	241,609,247

End of year	$2,322,324,371	$2,002,215,336	$152,822,988	$352,679,517

Undistributed net investment income included in net assets at end of year	$3,362,466	$2,628,221	$317,900	$410,745

SHARES ISSUED AND REDEEMED
Shares sold	5,600,000	6,900,000	150,000	4,700,000
Shares redeemed	(2,550,000)	(3,750,000)	(1,900,000)	(3,700,000)

Net increase (decrease) in shares outstanding	3,050,000	3,150,000	(1,750,000)	1,000,000

See notes to financial statements.

116	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,070,041	$6,604,656	$134,818,999	$96,100,040
Net realized gain (loss)	1,670,241	3,156,687	(21,690,512)	55,443,128
Net change in unrealized appreciation/depreciation	(9,157,874)	1,355,059	(121,927,158)	20,139,576

Net increase (decrease) in net assets resulting from operations	582,408	11,116,402	(8,798,671)	171,682,744

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,052,541)	(6,401,591)	(155,307,584)	(105,736,882)
From net realized gain	(1,155,239)	—	(69,028,340)	(93,884,520)

Total distributions to shareholders	(9,207,780)	(6,401,591)	(224,335,924)	(199,621,402)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	188,977,467	408,964,327	3,324,786,380	2,488,915,744
Cost of shares redeemed	(143,023,358)	(289,906,755)	(573,147,493)	(1,619,087,963)

Net increase in net assets from capital share transactions	45,954,109	119,057,572	2,751,638,887	869,827,781

INCREASE IN NET ASSETS	37,328,737	123,772,383	2,518,504,292	841,889,123

NET ASSETS
Beginning of year	579,106,728	455,334,345	7,712,148,085	6,870,258,962

End of year	$616,435,465	$579,106,728	$10,230,652,377	$7,712,148,085

Undistributed net investment income included in net assets at end of year	$709,382	$691,279	$8,977,733	$29,445,842

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	3,600,000	30,700,000	22,800,000
Shares redeemed	(1,250,000)	(2,550,000)	(5,300,000)	(14,800,000)

Net increase in shares outstanding	400,000	1,050,000	25,400,000	8,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	117

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$111.23	$111.39	$110.48	$112.27	$111.59

Income from investment operations:
Net investment income[a]	1.97	1.94	1.91	1.95	2.30
Net realized and unrealized gain (loss)[b]	(0.94)	(0.18)	0.90	(1.81)	0.72

Total from investment operations	1.03	1.76	2.81	0.14	3.02

Less distributions from:
Net investment income	(1.94)	(1.92)	(1.90)	(1.93)	(2.34)

Total distributions	(1.94)	(1.92)	(1.90)	(1.93)	(2.34)

Net asset value, end of year	$110.32	$111.23	$111.39	$110.48	$112.27

Total return	0.94%	1.62%	2.56%	0.14%	2.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,322,324	$2,002,215	$1,654,167	$1,270,531	$1,111,511
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.77%	1.75%	1.72%	1.77%	2.05%
Portfolio turnover rate[c]	20%	20%	22%	30%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$113.77	$115.05	$111.80	$114.75	$113.91

Income from investment operations:
Net investment income[a]	2.37	2.31	2.32	2.53	2.83
Net realized and unrealized gain (loss)[b]	(0.57)	(1.30)	3.28	(2.89)	0.87

Total from investment operations	1.80	1.01	5.60	(0.36)	3.70

Less distributions from:
Net investment income	(2.37)	(2.29)	(2.35)	(2.59)	(2.86)

Total distributions	(2.37)	(2.29)	(2.35)	(2.59)	(2.86)

Net asset value, end of year	$113.20	$113.77	$115.05	$111.80	$114.75

Total return	1.57%	0.93%	5.05%	(0.29)%	3.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$152,823	$352,680	$241,609	$145,342	$189,338
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.06%	2.04%	2.05%	2.26%	2.47%
Portfolio turnover rate[c]	14%	15%	15%	34%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$114.67	$113.83	$111.90	$113.40	$112.80

Income from investment operations:
Net investment income[a]	1.50	1.51	1.50	1.36	1.32
Net realized and unrealized gain (loss)[b]	(1.34)	0.79	1.94	(1.52)	0.64

Total from investment operations	0.16	2.30	3.44	(0.16)	1.96

Less distributions from:
Net investment income	(1.51)	(1.46)	(1.51)	(1.34)	(1.36)
Net realized gain	(0.21)	—	—	—	—

Total distributions	(1.72)	(1.46)	(1.51)	(1.34)	(1.36)

Net asset value, end of year	$113.11	$114.67	$113.83	$111.90	$113.40

Total return	0.14%	2.05%	3.08%	(0.12)%	1.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$616,435	$579,107	$455,334	$380,476	$425,242
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.31%	1.33%	1.33%	1.22%	1.16%
Portfolio turnover rate[c]	71%	96%	68%	106%	75%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$109.39	$109.92	$106.71	$108.05	$108.12

Income from investment operations:
Net investment income[a]	1.65	1.45	1.42	1.46	1.46
Net realized and unrealized gain (loss)[b]	(1.61)	0.98	3.61	(1.41)	0.48

Total from investment operations	0.04	2.43	5.03	0.05	1.94

Less distributions from:
Net investment income	(1.90)	(1.57)	(0.85)	(1.39)	(1.63)
Net realized gain	(0.85)	(1.39)	(0.97)	—	(0.38)

Total distributions	(2.75)	(2.96)	(1.82)	(1.39)	(2.01)

Net asset value, end of year	$106.68	$109.39	$109.92	$106.71	$108.05

Total return	0.03%	2.27%	4.75%	0.06%	1.80%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,230,652	$7,712,148	$6,870,259	$5,570,279	$6,310,006
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.52%	1.32%	1.31%	1.38%	1.35%
Portfolio turnover rate[c,d]	748%	920%	936%	560%	581%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

122	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is

124	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond
Barclays Capital Inc.	$4,695,877	$4,695,877	$—
Citigroup Global Markets Inc.	3,701,749	3,701,749	—
Goldman Sachs & Co.	1,068,428	1,068,428	—
HSBC Securities (USA) Inc.	180,644	180,644	—
ING Financial Markets LLC	247,065	247,065	—
JPMorgan Securities LLC	284,451	284,451	—
Merrill Lynch, Pierce, Fenner & Smith	170,269	170,269	—
RBC Capital Markets LLC	1,437,478	1,437,478	—
Wells Fargo Securities LLC	459,280	459,280	—

	$12,245,241	$12,245,241	$—

Government/Credit Bond
Barclays Capital Inc.	$126,274	$126,274	$—
Citigroup Global Markets Inc.	318,037	318,037	—
JPMorgan Securities LLC	182,787	182,787	—
Merrill Lynch, Pierce, Fenner & Smith	21,987	21,987	—
Morgan Stanley & Co. LLC	58,204	58,204	—
RBC Capital Markets LLC	160,821	160,821	—
Scotia Capital (USA) Inc.	10,318	10,318	—
SG Americas Securities LLC	49,765	49,765	—
Wells Fargo Securities LLC	75,551	75,551	—

	$1,003,744	$1,003,744	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

126	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2500%	First $121 billion
0.2375[a]	Over $121 billion, up to and including $181 billion
0.2257[a]	Over $181 billion, up to and including $231 billion
0.2144[a]	Over $231 billion, up to and including $281 billion
0.2037[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$155,607
Government/Credit Bond	29,200
Agency Bond	19,020

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases
Intermediate Government/Credit Bond	$5,016,091
Government/Credit Bond	304,667

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$341,036,095	$279,355,447	$217,893,577	$143,359,134
Government/Credit Bond	24,544,703	25,745,817	24,345,400	11,465,977
Agency Bond	557,697,828	425,177,794	13,880,000	6,988,811
MBS	67,829,815,575	65,082,764,688	—	—

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$486,412,984	$277,951,083
Government/Credit Bond	5,347,431	213,693,147
Agency Bond	41,882,536	126,264,560

128	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES® TRUST

nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

130	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

February 28, 2017, attributable to the use of equalization, amortization methods on fixed income securities, the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Intermediate Government/Credit Bond	$2,008,178	$1,807	$(2,009,985)
Government/Credit Bond	3,212,031	98	(3,212,129)
Agency Bond	795,388	603	(795,991)
MBS	474,415	20,476	(494,891)

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

iShares ETF	2017	2016
Intermediate Government/Credit Bond
Ordinary income	$36,724,888	$31,970,405

Government/Credit Bond
Ordinary income	$5,477,600	$4,459,549

Agency Bond
Ordinary income	$8,598,617	$6,401,591
Long-term capital gain	609,163	–

	$9,207,780	$6,401,591

MBS
Ordinary income	$203,892,497	$199,621,402
Long-term capital gain	20,443,427	–

	$224,335,924	$199,621,402

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses[b]	Total
Intermediate Government/Credit Bond	$3,362,466	$(3,014,241)	$(5,309,434)	$–	$(4,961,209)
Government/Credit Bond	317,900	(1,034,589)	(801,200)	–	(1,517,889)
Agency Bond	709,382	–	(728,578)	(279,807)	(299,003)
MBS	9,729,080	–	(25,121,421)	(91,212,805)	(106,605,146)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2017, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2018	Total
Intermediate Government/Credit Bond	$2,995,722	$18,519	$3,014,241
Government/Credit Bond	971,480	63,109	1,034,589

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

132	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Intermediate Government/Credit Bond ETF,

iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Intermediate Government/Credit Bond ETF, iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	133

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2017, the following Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Intermediate Government/Credit Bond	$29,283,827
Government/Credit Bond	3,968,253
Agency Bond	7,615,285
MBS	181,390,715

The following Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2017:

iShares ETF	Federal Obligation Interest
Intermediate Government/Credit Bond	$15,839,722
Government/Credit Bond	1,799,544
Agency Bond	2,812,053

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following Funds hereby designate the following amounts as 20% rate long-term capital gain dividends for the fiscal year ended February 28, 2017:

iShares ETF	Long-Term Capital Gain
Agency Bond	$657,309
MBS	20,917,843

The following Funds hereby designate the following amounts as short-term capital gain dividends for the fiscal year ended February 28, 2017:

iShares ETF	Short-Term Capital Gain
Agency Bond	$546,076
MBS	48,584,913

134	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Intermediate Government/Credit Bond	$1.943386	$—	$—	$1.943386	100%	—%	—%		100%
Government/Credit Bond	2.367691	—	—	2.367691	100	—	—		100
Agency Bond	1.506328	0.213934	—	1.720262	88	12	—		100
MBS	2.500550	0.237991	0.008017	2.746558	91	9	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific period covered for each Fund is disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	135

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Intermediate Government/Credit Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.16%
Between 0.5% and –0.5%	1,256	99.84

	1,258	100.00%

iShares Government/Credit Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.24%
Greater than 0.5% and Less than 1.0%	37	2.94
Between 0.5% and –0.5%	1,178	93.64
Less than –0.5% and Greater than –1.0%	39	3.10
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares Agency Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	6	0.48
Between 0.5% and –0.5%	1,247	99.12
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0%	1	0.08

	1,258	100.00%

iShares MBS ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.16%
Between 0.5% and –0.5%	1,256	99.84

	1,258	100.00%

136	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (46)	Trustee (since 2013).		Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	137

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

138	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	139

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009); Managing Director, BGI (2008-2009); Principal, BGI (1996-2008).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

[d]	Manish Mehta served as President until October 15, 2016.

140	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	141

Notes:

142	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0217

FEBRUARY 28, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S CORPORATE BOND MARKET OVERVIEW

U.S. corporate bonds performed well during the 12 months ended February 28, 2017 (the “reporting period”). The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 6.81% and 18.66%, respectively, for the reporting period.

Overall, the U.S. economy grew by 1.6% in 2016, down from 2.6% in 2015 and the slowest calendar-year growth rate since 2011. Job growth remained robust as the unemployment rate stayed at or below 5%, and retail sales grew by 5.7% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, industrial production was unchanged for the reporting period, while business productivity increased by just 0.2% in 2016.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The consumer price index rose by 2.7% for the reporting period, the highest inflation rate since March 2012. The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the U.S. Federal Reserve Bank (the “Fed”) from changing interest rates for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

Although U.S. bond yields rose overall during the reporting period, virtually all of the increase occurred in the last four months. The outcome of the U.S. presidential election in November 2016 fueled expectations that new spending, tax, and regulatory policies would stimulate economic growth, resulting in higher inflation and more Fed interest rate increases in 2017. Intermediate-term bond yields rose the most, while short-term yields tracked the December interest rate increase.

For the reporting period, corporate investment-grade and high-yield securities outperformed the broader bond market. The spread, or difference in yield, between corporate and Treasury bonds narrowed, as yields on government-related securities rose, while those on corporate securities were little changed.

Performance for the reporting period can best be understood in the context of strong investor demand for yield. In both the investment-grade and high-yield bond markets, the lower the credit rating and longer the maturity (and therefore the higher the yield), the notably higher the return for the reporting period; however, rising interest rates also generally restrained the returns of longer-maturity bonds.

Once again in 2016, U.S. corporations issued a record amount of new investment-grade bonds, as companies took advantage of low interest rates and steady demand. Stronger economic growth, healthier corporate balance sheets, and falling default rates all helped support the corporate bond market. Corporate securities also benefited from proposed reforms by the new U.S. presidential administration, which called for lower corporate tax rates and lower tax penalties for companies that repatriate profits held overseas.

In the high-yield bond market, credit quality improved through the fourth quarter of 2016. Corporate revenues, earnings, leverage, and debt coverage ratios (a measure of companies’ ability to meet their debt obligations) all improved. In addition, the high-yield default rate declined in February 2017, marking the largest monthly decline since 2010.

Looking at performance by sector across both the investment-grade and high-yield corporate markets, securities issued by energy and basic materials companies generally gained the most. These results reflected the rebound in prices for energy, many industrial commodities, and precious metals in 2016. Financial securities were another source of strength, buoyed by a number of factors, including rising financial markets, better economic growth, and higher interest rates.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.54%	16.38%	18.66%	17.54%	16.38%	18.66%
5 Years	5.23%	5.10%	5.69%	29.02%	28.24%	31.87%
Since Inception	5.74%	5.69%	6.23%	73.81%	73.10%	81.89%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.30	$2.48	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 17.54%, net of fees, while the total return for the Index was 18.66%.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments [1]

Communications	25.13%
Consumer Non-Cyclical	16.34
Energy	13.61
Consumer Cyclical	11.99
Financial	9.21
Industrial	7.71
Technology	6.28
Basic Materials	5.85
Utilities	3.48
Diversified	0.40

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Baa	0.46%
Ba	42.00
B	41.64
Caa	14.27
Ca	0.28
Not Rated	1.35

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.57%	6.47%	6.81%	6.57%	6.47%	6.81%
5 Years	3.88%	3.75%	4.07%	20.95%	20.20%	22.09%
10 Years	5.43%	5.38%	5.82%	69.76%	68.92%	76.03%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$973.70	$0.73	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 6.57%, net of fees, while the total return for the Index was 6.81%.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments [1]

Financial	32.69%
Consumer Non-Cyclical	19.20
Communications	12.81
Energy	10.52
Technology	9.82
Consumer Cyclical	6.81
Industrial	4.30
Basic Materials	2.10
Utilities	1.75

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	3.42%
Aa	10.23
A	39.76
Baa	43.48
Ba	2.72
Not Rated	0.39

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.75%

ADVERTISING — 0.35%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	$9,947	$10,282,711
5.38%, 01/15/24 (Call 01/15/19)[a]	9,340	9,764,545
5.88%, 02/01/22 (Call 03/31/17)[a]	8,496	8,779,554
Series WI
5.75%, 02/01/26 (Call 02/01/21)[a]	7,881	8,449,089
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/31/17)[a]	9,245	9,587,835
5.63%, 02/15/24 (Call 02/15/19)	8,592	9,001,384
5.88%, 03/15/25 (Call 09/15/19)[a]	8,310	8,704,725

		64,569,843
AEROSPACE & DEFENSE — 1.37%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	27,283	28,229,450
5.40%, 04/15/21 (Call 01/15/21)[a]	24,163	25,842,329
5.72%, 02/23/19	15,410	16,315,442
5.87%, 02/23/22[a]	14,545	15,708,821
6.15%, 08/15/20[a]	19,197	20,979,267
6.75%, 07/15/18	14,162	15,004,997
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	24,869	26,179,596
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	8,850	9,510,683
TransDigm Inc.
5.50%, 10/15/20 (Call 03/31/17)[a]	11,150	11,313,932
6.00%, 07/15/22 (Call 07/15/17)[a]	25,756	26,399,900
6.50%, 07/15/24 (Call 07/15/19)[a]	26,362	27,086,955

Security	Principal (000s)	Value
6.50%, 05/15/25 (Call 05/15/20)[a]	$9,636	$9,876,900
6.50%, 05/15/25 (Call 05/15/20)[b]	1,950	1,996,313
Series WI
6.38%, 06/15/26 (Call 06/15/21)	19,417	19,611,170

		254,055,755
AIRLINES — 0.28%
Air Canada
7.75%, 04/15/21[a,b]	8,642	9,743,855
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	10,613	10,758,929
5.50%, 10/01/19[b]	15,024	15,587,400
6.13%, 06/01/18[a]	8,428	8,792,595
Continental Airlines Inc. Pass Through Trust Series 2012-3, Class C
6.13%, 04/29/18	6,173	6,400,629

		51,283,408
APPAREL — 0.32%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	18,224	18,041,760
4.88%, 05/15/26 (Call 02/15/26)[a,b]	19,961	19,811,292
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[a]	10,446	10,657,169
6.88%, 05/01/22 (Call 05/01/17)[a]	11,074	11,552,951

		60,063,172
AUTO MANUFACTURERS — 0.76%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	32,113	33,179,341
5.25%, 04/15/23[a]	32,422	33,597,297
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	9,000	9,070,000
4.13%, 12/15/18[a,b]	12,312	12,575,247
4.25%, 11/15/19[a,b]	7,740	7,952,574

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.63%, 02/01/23 (Call 02/01/18)[a,b]	$10,067	$10,582,934
Navistar International Corp.
8.25%, 11/01/21 (Call 03/31/17)	33,302	33,635,020

		140,592,413
AUTO PARTS & EQUIPMENT — 1.16%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a,b]	21,470	21,808,451
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/31/17)[a]	7,822	8,045,644
6.63%, 10/15/22 (Call 10/15/17)[a]	13,635	14,091,091
Dana Inc.
5.38%, 09/15/21 (Call 03/31/17)[a]	7,352	7,627,700
5.50%, 12/15/24 (Call 12/15/19)[a]	8,450	8,846,094
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)[a]	20,494	20,903,880
5.13%, 11/15/23 (Call 11/15/18)[a]	21,950	22,783,755
7.00%, 05/15/22 (Call 05/15/17)[a]	15,291	15,976,436
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[b]	11,050	11,269,527
4.75%, 05/15/23 (Call 05/15/18)[a,b]	11,050	11,361,656
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	19,889	20,674,892
4.50%, 04/29/22[a,b]	19,344	20,093,580
4.75%, 04/29/25[b]	31,566	32,512,980

		215,995,686
BANKS — 1.18%
BPCE SA
VRN, (3 mo. LIBOR US + 12.980%)
12.50%, 08/29/49 (Call 09/30/19)[b]	8,800	10,717,696

Security	Principal (000s)	Value
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a,b]	$22,037	$24,175,202
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[a]	13,551	13,313,857
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	44,720	45,339,824
6.00%, 12/19/23[a]	43,322	45,907,492
6.10%, 06/10/23[a]	19,344	20,564,492
6.13%, 12/15/22[a]	46,885	49,738,946
Royal Bank of Scotland NV (The)
4.65%, 06/04/18[a]	9,030	9,233,675

		218,991,184
BEVERAGES — 0.10%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[a]	8,378	8,564,760
6.75%, 01/01/20 (Call 03/31/17)[a]	10,280	10,640,057

		19,204,817
BIOTECHNOLOGY — 0.06%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	13,126	5,091,926
9.50%, 10/21/22 (Call 12/15/18)[a,b]	15,070	6,521,200

		11,613,126
BUILDING MATERIALS — 0.51%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a,b]	15,650	16,066,024
Standard Industries Inc./NJ
5.00%, 02/15/27 (Call 02/15/22)[b]	10,300	10,482,231
5.13%, 02/15/21 (Call 02/15/18)[a,b]	8,973	9,331,920

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.38%, 11/15/24 (Call 11/15/19)[b]	$19,641	$20,230,230
5.50%, 02/15/23 (Call 02/15/19)[b]	9,915	10,249,631
6.00%, 10/15/25 (Call 10/15/20)[a,b]	21,987	23,428,248
USG Corp.
8.25%, 01/15/18[a]	5,594	5,873,700

		95,661,984
CHEMICALS — 1.90%
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)[a]	10,900	11,090,750
4.75%, 08/15/22 (Call 05/15/22)[a]	23,085	23,950,688
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	13,473	16,035,676
10.00%, 10/15/25 (Call 10/15/20)[a]	10,229	12,383,483
CF Industries Inc.
3.45%, 06/01/23[a]	16,700	15,605,367
7.13%, 05/01/20	18,000	19,705,777
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	24,710	26,285,262
7.00%, 05/15/25 (Call 05/15/20)[a]	16,905	18,363,056
Hexion Inc.
6.63%, 04/15/20 (Call 03/31/17)[a]	30,446	28,367,336
8.88%, 02/01/18 (Call 03/10/17)	12,962	12,970,209
10.38%, 02/01/22 (Call 02/01/19)[b]	10,035	10,322,903
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/31/17)	11,277	8,993,408
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	12,045	12,482,763

Security	Principal (000s)	Value
5.13%, 11/15/22 (Call 08/15/22)[a]	$7,200	$7,524,000
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,300	10,500,850
5.88%, 02/15/19 (Call 03/01/17)[a,b]	11,875	12,030,044
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	9,055	9,140,326
5.25%, 08/01/23 (Call 08/01/18)[b]	9,075	9,347,250
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	24,491	25,504,477
10.38%, 05/01/21 (Call 05/01/18)[b]	10,547	11,852,191
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/31/17)[a]	19,825	20,161,266
7.50%, 03/15/22 (Call 03/15/18)[a,b]	13,545	14,157,884
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	15,012	15,725,070

		352,500,036
COAL — 0.38%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[a]	40,889	39,866,775
8.00%, 04/01/23 (Call 04/01/18)[a]	10,250	10,706,125
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	22,950	18,096,750
Peabody Securities Finance Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	1,140	1,162,800
6.38%, 03/31/25 (Call 03/31/20)[b]	1,170	1,193,400

		71,025,850

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 3.12%
ADT Corp. (The)
3.50%, 07/15/22[a]	$21,088	$20,049,416
4.13%, 06/15/23	15,305	14,710,336
6.25%, 10/15/21	19,666	21,449,767
APX Group Inc.
6.38%, 12/01/19 (Call 03/31/17)[a]	9,664	9,941,840
7.88%, 12/01/22 (Call 12/01/18)	13,000	14,072,500
8.75%, 12/01/20 (Call 03/31/17)[a]	17,374	17,938,655
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,735	11,366,470
6.50%, 07/15/22 (Call 07/15/17)[a,b]	19,870	20,745,935
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	6,207	6,117,546
5.50%, 04/01/23 (Call 04/01/18)[a]	14,291	14,270,655
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 03/31/17)[b]	21,450	14,827,312
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a,b]	12,326	13,342,895
7.75%, 06/01/24 (Call 06/01/19)[a,b]	13,238	14,611,443
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	17,640	15,765,750
5.88%, 10/15/20 (Call 03/31/17)[a]	13,577	13,187,340
6.25%, 10/15/22 (Call 10/15/17)[a]	9,965	9,482,765
6.75%, 04/15/19 (Call 03/31/17)[a]	8,946	8,957,183
7.38%, 01/15/21 (Call 03/31/17)[a]	12,086	12,050,004

Security	Principal (000s)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	$24,862	$26,695,572
Laureate Education Inc.
10.00%, 09/01/19 (Call 03/31/17)[a,b]	28,204	29,508,435
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b]	10,015	10,062,392
5.50%, 10/01/21 (Call 03/31/17)[a,b]	10,686	11,124,653
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	67,049	73,418,655
RR Donnelley & Sons Co.
6.00%, 04/01/24	8,220	7,913,331
7.88%, 03/15/21[a]	7,312	7,851,260
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	6,824	7,071,370
5.38%, 05/15/24 (Call 05/15/19)[a]	16,625	17,595,144
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a,b]	16,399	16,685,982
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	23,702	24,327,140
5.50%, 07/15/25 (Call 07/15/20)[a]	15,674	16,491,288
5.50%, 05/15/27 (Call 05/15/22)	15,560	15,885,416
5.75%, 11/15/24 (Call 05/15/19)[a]	17,533	18,544,905
5.88%, 09/15/26 (Call 09/15/21)[a]	15,502	16,290,018
6.13%, 06/15/23 (Call 12/15/17)	18,068	19,003,225

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
7.63%, 04/15/22 (Call 04/15/17)[a]	$9,173	$9,583,328

		580,939,926
COMPUTERS — 1.57%
Dell Inc.
4.63%, 04/01/21[a]	7,022	7,233,458
5.65%, 04/15/18	8,144	8,453,472
5.88%, 06/15/19[a]	14,398	15,364,723
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	34,921	36,933,113
7.13%, 06/15/24 (Call 06/15/19)[a,b]	34,272	37,794,555
EMC Corp.
2.65%, 06/01/20	37,093	36,212,041
3.38%, 06/01/23 (Call 03/01/23)	150	143,438
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/31/17)[b]	13,967	13,478,155
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	6,820	7,070,743
NCR Corp.
4.63%, 02/15/21 (Call 03/31/17)[a]	8,153	8,322,323
5.00%, 07/15/22 (Call 07/15/17)[a]	11,299	11,567,351
5.88%, 12/15/21 (Call 12/15/17)	7,535	7,892,913
6.38%, 12/15/23 (Call 12/15/18)[a]	14,607	15,592,973
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	72,919	85,356,684

		291,415,942
COSMETICS & PERSONAL CARE — 0.25%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	10,593	11,225,637

Security	Principal (000s)	Value
Avon Products Inc.
6.60%, 03/15/20[a]	$6,353	$6,472,119
7.00%, 03/15/23[a]	9,743	9,146,241
Edgewell Personal Care Co.
4.70%, 05/19/21[a]	10,524	11,089,665
4.70%, 05/24/22[a]	8,190	8,532,400

		46,466,062
DISTRIBUTION & WHOLESALE — 0.25%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	23,491	24,783,005
5.75%, 04/15/24 (Call 04/15/19)[a,b]	21,117	22,357,624

		47,140,629
DIVERSIFIED FINANCIAL SERVICES — 5.21%
Aircastle Ltd.
4.63%, 12/15/18[a]	6,569	6,815,338
5.00%, 04/01/23[a]	9,295	9,760,064
5.13%, 03/15/21[a]	9,255	9,846,792
5.50%, 02/15/22	9,401	10,108,954
6.25%, 12/01/19[a]	9,930	10,819,243
Ally Financial Inc.
3.25%, 02/13/18[a]	8,847	8,962,011
3.25%, 11/05/18[a]	13,116	13,345,530
3.50%, 01/27/19[a]	13,069	13,290,168
3.60%, 05/21/18[a]	17,455	17,744,975
3.75%, 11/18/19[a]	13,956	14,250,820
4.13%, 03/30/20[a]	16,890	17,420,628
4.13%, 02/13/22[a]	13,371	13,671,847
4.25%, 04/15/21[a]	13,632	14,062,647
4.63%, 05/19/22[a]	8,533	8,845,877
4.63%, 03/30/25	10,267	10,459,506
4.75%, 09/10/18	13,675	14,163,487
5.13%, 09/30/24[a]	14,788	15,612,715
5.75%, 11/20/25 (Call 10/20/25)[a]	22,958	24,193,905
7.50%, 09/15/20[a]	8,755	10,003,804
8.00%, 12/31/18[a]	10,955	11,997,437
8.00%, 03/15/20	20,005	22,843,926
CIT Group Inc.
3.88%, 02/19/19[a]	20,048	20,511,710
5.00%, 08/15/22	26,914	28,519,773
5.00%, 08/01/23[a]	18,635	19,729,806

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.25%, 03/15/18	$25,294	$26,094,790
5.38%, 05/15/20[a]	14,417	15,418,344
5.50%, 02/15/19[a,b]	35,393	37,339,615
6.63%, 04/01/18[a,b]	12,401	13,005,549
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 03/31/17)	26,321	26,781,617
5.88%, 02/01/22 (Call 08/01/17)[a]	29,160	29,886,959
6.00%, 08/01/20 (Call 03/31/17)[a]	34,787	36,178,828
6.25%, 02/01/22 (Call 02/01/19)[b]	16,035	16,536,094
6.75%, 02/01/24 (Call 02/01/20)[a,b]	10,945	11,334,513
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	14,060	12,267,350
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a,b]	9,830	9,541,244
7.38%, 04/01/20 (Call 03/31/17)[a,b]	11,850	12,042,563
7.50%, 04/15/21 (Call 10/15/17)[b]	7,750	7,846,875
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/31/17)	7,338	7,434,967
6.50%, 07/01/21 (Call 03/31/17)[a]	10,002	10,227,045
7.88%, 10/01/20 (Call 03/31/17)	6,150	6,389,011
Navient Corp.
4.88%, 06/17/19[a]	20,363	20,770,260
5.00%, 10/26/20[a]	10,712	10,765,560
5.50%, 01/15/19[a]	27,025	27,937,094
5.50%, 01/25/23[a]	20,876	19,988,770
5.88%, 03/25/21[a]	9,764	9,959,280
5.88%, 10/25/24[a]	9,500	8,930,000
6.13%, 03/25/24[a]	17,546	16,800,295

Security	Principal (000s)	Value
6.63%, 07/26/21[a]	$14,743	$15,388,006
7.25%, 01/25/22[a]	14,959	15,594,757
7.25%, 09/25/23	11,465	11,737,294
8.00%, 03/25/20[a]	31,934	34,648,390
8.45%, 06/15/18[a]	34,247	36,601,481
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 03/31/17)[b]	12,236	12,809,563
7.25%, 12/15/21 (Call 12/15/17)[b]	17,700	18,562,875
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	25,664	25,279,040
Springleaf Finance Corp.
5.25%, 12/15/19	13,103	13,186,532
6.90%, 12/15/17	10,137	10,437,055
7.75%, 10/01/21[a]	12,650	13,456,437
8.25%, 12/15/20[a]	18,985	20,783,301

		968,942,317
ELECTRIC — 3.02%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	14,267	14,149,297
5.50%, 03/15/24 (Call 03/15/19)	14,974	15,254,762
5.50%, 04/15/25 (Call 04/15/20)	12,009	12,159,113
6.00%, 05/15/26 (Call 05/15/21)[a]	9,265	9,562,252
7.38%, 07/01/21 (Call 06/01/21)	19,083	21,478,598
8.00%, 06/01/20	8,450	9,711,585
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	13,203	13,409,783
5.38%, 01/15/23 (Call 10/15/18)[a]	26,887	27,223,087
5.50%, 02/01/24 (Call 02/01/19)[a]	13,235	13,089,783
5.75%, 01/15/25 (Call 10/15/19)[a]	32,217	31,894,830

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.88%, 01/15/24 (Call 11/01/18)[a,b]	$8,151	$8,584,633
6.00%, 01/15/22 (Call 03/31/17)[a,b]	13,230	13,874,963
7.88%, 01/15/23 (Call 03/06/17)[b]	7,500	7,799,126
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[a]	17,260	18,351,336
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	10,281	9,304,305
6.75%, 11/01/19 (Call 05/01/17)[a]	41,948	43,206,440
7.38%, 11/01/22 (Call 11/01/18)[a]	36,029	35,413,826
7.63%, 11/01/24 (Call 11/01/19)[a]	26,000	24,700,000
8.00%, 01/15/25 (Call 01/15/20)[a,b]	15,170	14,428,657
Enel SpA
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,b]	25,357	29,127,112
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	1,145	1,194,930
GenOn Energy Inc.
9.50%, 10/15/18	10,980	8,317,350
9.88%, 10/15/20 (Call 03/31/17)[a]	8,500	6,258,125
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	6,125	6,219,448
5.00%, 05/01/18 (Call 04/01/18)[a]	6,400	6,588,813
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a]	20,934	21,214,865
6.25%, 05/01/24 (Call 05/01/19)[a]	14,901	14,938,253
6.63%, 03/15/23 (Call 09/15/17)[a]	18,776	19,010,700

Security	Principal (000s)	Value
6.63%, 01/15/27 (Call 07/15/21)[a,b]	$27,195	$26,792,174
7.25%, 05/15/26 (Call 05/15/21)[a]	21,372	21,880,799
7.88%, 05/15/21 (Call 03/31/17)[a]	1,823	1,891,363
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	14,377	11,836,315
4.63%, 07/15/19 (Call 03/31/17)[a,b]	25,987	25,337,325
6.50%, 05/01/18	6,125	6,319,687
6.50%, 06/01/25 (Call 06/01/20)[a]	12,745	10,416,761

		560,940,396
ENERGY – ALTERNATE SOURCES — 0.12%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,b,c]	20,979	21,700,153

		21,700,153
ENGINEERING & CONSTRUCTION — 0.31%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[b]	18,450	18,749,813
5.75%, 10/15/22 (Call 10/15/17)[a]	18,360	19,385,503
5.88%, 10/15/24 (Call 07/15/24)[a]	17,855	19,506,587

		57,641,903
ENTERTAINMENT — 1.73%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[a]	13,374	13,860,201
5.88%, 11/15/26 (Call 11/15/21)[a,b]	12,740	13,014,802
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	15,697	16,109,046
5.13%, 12/15/22 (Call 12/15/17)	6,850	7,048,364

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	$10,071	$10,334,427
4.38%, 04/15/21	7,891	8,203,558
4.88%, 11/01/20 (Call 08/01/20)[a]	22,201	23,283,299
5.38%, 11/01/23 (Call 08/01/23)	9,358	10,044,643
5.38%, 04/15/26	20,920	21,782,950
International Game Technology
7.50%, 06/15/19	10,183	11,236,974
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,080	12,764,600
6.25%, 02/15/22 (Call 08/15/21)[b]	30,213	32,630,040
6.50%, 02/15/25 (Call 08/15/24)[a,b]	21,728	23,737,840
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/31/17)[a]	13,062	13,648,429
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	20,646	21,962,183
7.00%, 01/01/22 (Call 01/01/18)[b]	9,950	10,584,313
10.00%, 12/01/22 (Call 12/01/18)	47,475	50,442,187
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 03/31/17)[b]	8,590	8,812,559
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a,b]	10,801	11,391,815

		320,892,230
ENVIRONMENTAL CONTROL — 0.28%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/31/17)[a]	15,468	15,791,861
5.25%, 08/01/20 (Call 03/31/17)[a]	14,713	15,039,322

Security	Principal (000s)	Value
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[a]	$7,707	$7,814,176
6.38%, 10/01/22 (Call 04/01/17)[a]	6,187	6,379,377
7.25%, 12/01/20 (Call 03/31/17)[a]	6,254	6,414,693

		51,439,429
FOOD — 1.24%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a,b]	26,370	26,468,888
6.63%, 06/15/24 (Call 06/15/19)[a,b]	26,805	28,446,806
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a,b]	19,350	19,664,438
4.88%, 11/01/26 (Call 11/01/21)[a,b]	18,174	18,434,353
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	36,980	35,754,853
5.50%, 03/01/25 (Call 03/01/20)[b]	10,425	10,591,148
5.75%, 03/01/27 (Call 03/01/22)[b]	10,800	10,928,304
6.00%, 12/15/22 (Call 06/15/18)[b]	11,620	12,258,062
6.75%, 12/01/21 (Call 03/08/17)[a,b]	17,460	18,712,158
7.75%, 03/15/24 (Call 09/15/18)[a,b]	15,531	17,239,410
8.00%, 07/15/25 (Call 07/15/20)[b]	7,430	8,388,252
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/31/17)	6,854	7,082,207
6.00%, 02/15/24 (Call 02/15/19)[a,b]	15,513	16,355,773

		230,324,652

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FOOD SERVICE — 0.16%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	$14,528	$14,564,320
5.13%, 01/15/24 (Call 01/15/19)[a]	14,206	14,882,205
5.75%, 03/15/20 (Call 03/23/17)[a]	891	905,234

		30,351,759
GAS — 0.39%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)[a]	13,650	13,792,188
5.63%, 05/20/24 (Call 03/20/24)[a]	13,164	13,526,010
5.75%, 05/20/27 (Call 02/20/27)	6,875	6,910,063
5.88%, 08/20/26 (Call 05/20/26)[a]	13,061	13,518,135
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	10,500	10,437,000
7.50%, 11/01/23 (Call 11/01/19)[a,b]	13,300	14,019,031

		72,202,427
HEALTH CARE – PRODUCTS — 0.99%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	8,865	9,006,681
6.50%, 06/15/20 (Call 03/31/17)	6,586	6,612,943
7.25%, 07/01/18 (Call 03/31/17)[a]	7,050	7,122,703
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	21,345	18,796,941
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	21,852	22,799,830

Security	Principal (000s)	Value
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	$11,765	$12,658,405
12.50%, 11/01/21 (Call 05/01/19)[a,b]	9,130	10,237,012
Mallinckrodt International Finance SA
4.75%, 04/15/23[a]	11,993	10,673,770
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	14,005	14,057,519
5.50%, 04/15/25 (Call 04/15/20)[a,b]	14,660	13,560,500
5.63%, 10/15/23 (Call 10/15/18)[a,b]	15,734	15,076,544
5.75%, 08/01/22 (Call 08/01/17)[a,b]	18,383	18,003,851
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/15/17)[b]	28,252	25,285,540

		183,892,239
HEALTH CARE – SERVICES — 7.47%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[a]	15,376	15,832,475
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	19,821	20,564,287
4.75%, 01/15/25 (Call 01/15/20)[a]	25,455	26,160,994
5.63%, 02/15/21 (Call 02/15/18)	28,722	30,086,295
6.13%, 02/15/24 (Call 02/15/19)[a]	19,882	21,505,059
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/31/17)[a]	13,325	13,428,141
5.13%, 08/01/21 (Call 03/31/17)[a]	21,631	21,258,579

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.88%, 02/01/22 (Call 02/01/18)[a]	$62,913	$55,363,440
7.13%, 07/15/20 (Call 03/31/17)[a]	24,624	23,146,560
8.00%, 11/15/19 (Call 03/31/17)[a]	40,274	39,267,150
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	32,728	32,797,056
5.13%, 07/15/24 (Call 07/15/19)[a]	38,182	38,769,644
5.75%, 08/15/22 (Call 08/15/17)[a]	25,778	26,873,565
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a,b]	10,875	11,149,896
5.63%, 07/15/22 (Call 07/15/17)[a]	22,482	23,437,485
6.25%, 12/01/24 (Call 12/01/19)[a,b]	12,617	13,374,020
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	9,250	9,435,000
4.75%, 10/15/24 (Call 07/17/24)[a,b]	8,210	8,433,312
5.63%, 07/31/19[b]	14,708	15,664,020
5.88%, 01/31/22[a,b]	13,799	15,058,159
6.50%, 09/15/18[a,b]	6,590	6,981,281
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	11,652	12,635,393
HCA Holdings Inc.
6.25%, 02/15/21[a]	19,274	20,916,542
HCA Inc.
3.75%, 03/15/19	26,576	27,173,960
4.25%, 10/15/19[a]	10,022	10,422,880
4.50%, 02/15/27 (Call 08/15/26)[a]	24,070	23,981,617
4.75%, 05/01/23[a]	25,226	26,404,526
5.00%, 03/15/24[a]	41,169	43,263,679
5.25%, 04/15/25[a]	27,915	29,781,816
5.25%, 06/15/26 (Call 12/15/25)[a]	31,229	32,968,280

Security	Principal (000s)	Value
5.38%, 02/01/25[a]	$53,675	$56,177,355
5.88%, 03/15/22[a]	27,839	30,711,762
5.88%, 05/01/23[a]	26,007	28,213,260
5.88%, 02/15/26 (Call 08/15/25)[a]	32,582	34,944,195
6.50%, 02/15/20	65,162	71,678,200
7.50%, 02/15/22	40,843	47,173,665
8.00%, 10/01/18[a]	8,300	9,047,000
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[a]	27,087	27,628,740
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	10,645	9,766,788
8.00%, 01/15/20[a]	16,431	16,554,233
8.75%, 01/15/23 (Call 01/15/18)[a]	13,534	13,144,898
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	11,015	11,032,818
5.50%, 12/01/21 (Call 03/31/17)[a]	21,957	22,835,280
5.88%, 12/01/23 (Call 12/01/18)[a]	10,005	10,310,835
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a,b]	34,097	36,654,275
Tenet Healthcare Corp.
4.38%, 10/01/21	18,484	18,668,840
4.50%, 04/01/21[a]	14,123	14,304,449
4.75%, 06/01/20[a]	7,731	7,891,922
5.00%, 03/01/19[a]	22,817	22,842,651
5.50%, 03/01/19	8,679	8,756,026
6.00%, 10/01/20[a]	37,850	40,123,252
6.25%, 11/01/18[a]	19,000	20,082,253
6.75%, 06/15/23[a]	39,331	38,937,690
7.50%, 01/01/22 (Call 01/01/19)[a,b]	15,835	17,121,594
8.00%, 08/01/20 (Call 03/31/17)[a]	17,011	17,393,747
8.13%, 04/01/22[a]	58,816	61,830,320

		1,389,961,159

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.39%
HRG Group Inc.
7.75%, 01/15/22 (Call 03/31/17)[a]	$18,843	$19,902,919
7.88%, 07/15/19 (Call 03/31/17)[a]	14,871	15,447,251
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[a]	13,130	13,978,282
Noble Group Ltd.
6.75%, 01/29/20[a,b]	23,800	23,264,500

		72,592,952
HOME BUILDERS — 1.27%
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[a,b]	12,175	13,117,101
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/31/17)[a,b]	9,675	9,959,445
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	10,459	10,756,791
CalAtlantic Group Inc.
8.38%, 05/15/18	8,452	9,038,357
8.38%, 01/15/21[a]	7,905	9,238,969
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 03/31/17)[a,b]	12,095	11,832,941
KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	5,877	6,001,886
7.00%, 12/15/21 (Call 09/15/21)[a]	7,843	8,569,368
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	12,580	12,737,250
4.50%, 06/15/19 (Call 04/16/19)	9,423	9,712,938
4.50%, 11/15/19 (Call 08/15/19)[a]	10,494	10,831,776

Security	Principal (000s)	Value
4.75%, 04/01/21 (Call 02/01/21)[a]	$9,392	$9,736,729
4.75%, 11/15/22 (Call 08/15/22)[a]	12,168	12,513,485
4.75%, 05/30/25 (Call 02/28/25)[a]	9,110	9,246,650
4.88%, 12/15/23 (Call 09/15/23)	7,920	8,137,038
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[a]	12,420	12,717,837
5.00%, 01/15/27 (Call 10/15/26)[a]	13,325	13,341,656
5.50%, 03/01/26 (Call 12/01/25)[a]	15,618	16,150,432
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 03/31/17)[b]	9,898	10,170,195
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	6,430	6,542,525
5.88%, 02/15/22 (Call 11/15/21)[a]	7,007	7,637,750
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	8,739	8,916,208
5.88%, 06/15/24[a]	9,450	9,733,500

		236,640,827
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	12,530	12,267,352
5.63%, 10/15/23 (Call 10/15/18)	7,494	7,557,231

		19,824,583
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a,b]	17,515	17,887,194

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	$21,478	$22,847,222
6.63%, 11/15/22 (Call 11/15/17)[a]	11,549	12,227,504

		52,961,920
INSURANCE — 0.52%
Genworth Holdings Inc.
4.80%, 02/15/24	7,870	6,648,183
4.90%, 08/15/23	7,838	6,707,281
6.52%, 05/22/18[a]	9,790	9,842,710
7.20%, 02/15/21	8,129	7,843,977
7.63%, 09/24/21	15,345	14,731,200
7.70%, 06/15/20	8,450	8,411,673
HUB International Ltd.
7.88%, 10/01/21 (Call 03/31/17)[b]	25,658	27,197,480
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[a]	14,814	15,137,262

		96,519,766
INTERNET — 0.93%
Netflix Inc.
4.38%, 11/15/26[a,b]	21,090	20,844,352
5.38%, 02/01/21[a]	9,905	10,599,175
5.50%, 02/15/22[a]	14,205	15,199,350
5.75%, 03/01/24[a]	7,490	8,023,039
5.88%, 02/15/25	17,901	19,333,080
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[b]	2,220	2,278,706
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	15,023	15,361,018
5.25%, 04/01/25 (Call 01/01/25)[a]	12,428	12,940,655
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	16,930	17,900,089
6.00%, 04/01/23 (Call 04/01/18)[a]	29,467	31,014,017

Security	Principal (000s)	Value
6.38%, 05/15/25 (Call 05/15/20)[a]	$18,346	$19,699,017

		173,192,498
IRON & STEEL — 1.27%
AK Steel Corp.
7.63%, 05/15/20 (Call 03/31/17)	12,136	12,370,225
7.63%, 10/01/21 (Call 10/01/17)[a]	9,537	9,894,637
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	10,605	10,618,256
7.88%, 08/15/23 (Call 05/15/23)[a]	9,888	10,234,080
ArcelorMittal
6.00%, 08/05/20	12,800	14,041,856
6.13%, 06/01/25[a]	10,019	11,260,761
6.50%, 03/01/21[a]	14,675	16,150,838
7.00%, 02/25/22[a]	23,677	26,990,670
10.60%, 06/01/19	17,368	20,460,194
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	2,540	2,491,740
7.75%, 03/31/20 (Call 03/15/17)[a,b]	7,097	7,400,439
8.25%, 03/31/20 (Call 03/31/18)[b]	11,733	12,818,302
Commercial Metals Co.
7.35%, 08/15/18[a]	5,720	6,078,930
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a,b]	8,210	8,446,037
5.13%, 10/01/21 (Call 10/01/17)[a]	13,784	14,163,060
5.25%, 04/15/23 (Call 04/15/18)	5,845	6,086,691
5.50%, 10/01/24 (Call 10/01/19)[a]	8,400	8,896,731
U.S. Steel Corp.
7.38%, 04/01/20[a]	7,157	7,722,570
7.50%, 03/15/22 (Call 03/15/18)[a]	7,291	7,550,742
8.38%, 07/01/21 (Call 07/01/18)[a,b]	19,860	22,461,660

		236,138,419

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
LEISURE TIME — 0.27%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	$10,083	$10,340,117
4.75%, 12/15/21 (Call 12/15/18)[a,b]	13,925	14,203,500
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	12,967	14,138,568
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	11,286	11,490,502

		50,172,687
LODGING — 2.09%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	15,879	17,189,018
6.88%, 05/15/23 (Call 05/15/18)[a]	16,024	17,345,980
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 03/31/17)	18,041	18,843,180
11.00%, 10/01/21 (Call 03/31/17)[a]	20,548	22,442,762
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a,b]	10,549	11,109,416
10.75%, 09/01/24 (Call 09/01/19)[b]	12,600	13,311,375
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a,b]	19,921	19,771,592
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 03/16/17)[a]	28,146	28,849,650

Security	Principal (000s)	Value
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a,b]	$15,960	$16,453,763
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	10,675	10,461,393
5.25%, 03/31/20[a]	9,840	10,356,600
6.00%, 03/15/23	27,346	29,753,227
6.63%, 12/15/21[a]	24,663	27,552,894
6.75%, 10/01/20[a]	19,752	21,782,506
7.75%, 03/15/22	22,085	25,704,053
8.63%, 02/01/19[a]	20,133	22,322,464
11.38%, 03/01/18	7,720	8,434,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	10,550	10,327,697
5.38%, 03/15/22 (Call 03/31/17)	16,716	17,177,027
5.50%, 03/01/25 (Call 12/01/24)[a,b]	38,278	39,063,262

		388,251,959
MACHINERY — 0.66%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/31/17)[a,b]	14,423	14,693,431
CNH Industrial Capital LLC
3.38%, 07/15/19	8,681	8,777,938
3.63%, 04/15/18[a]	10,270	10,423,062
3.88%, 07/16/18[a]	10,635	10,858,949
3.88%, 10/15/21[a]	7,698	7,702,811
4.38%, 11/06/20	12,608	13,077,885
4.88%, 04/01/21[a]	9,391	9,861,489
CNH Industrial NV
4.50%, 08/15/23[a]	13,170	13,308,285
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[b]	9,250	9,966,875
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	21,711	23,493,473

		122,164,198

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MANUFACTURING — 0.96%
Bombardier Inc.
4.75%, 04/15/19[a,b]	$9,800	$10,057,250
5.75%, 03/15/22[b]	9,750	9,683,658
6.00%, 10/15/22 (Call 04/15/17)[a,b]	26,045	26,012,444
6.13%, 01/15/23[b]	25,731	25,731,000
7.50%, 03/15/25 (Call 03/15/20)[a,b]	31,096	31,912,270
7.75%, 03/15/20[a,b]	17,035	18,312,114
8.75%, 12/01/21[b]	30,150	33,391,125
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	23,418	23,652,180

		178,752,041
MEDIA — 12.39%
Altice Financing SA
6.50%, 01/15/22 (Call 03/31/17)[a,b]	19,780	20,670,100
6.63%, 02/15/23 (Call 02/15/18)[b]	43,544	45,833,948
7.50%, 05/15/26 (Call 05/15/21)[a,b]	56,239	60,262,569
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	7,650	8,169,612
9.88%, 12/15/20 (Call 03/31/17)[b]	8,050	8,505,580
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	29,799	31,723,518
7.75%, 05/15/22 (Call 05/15/17)[a,b]	58,668	62,408,085
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	23,431	24,418,830
5.50%, 05/15/26 (Call 05/15/21)[b]	30,351	31,489,163
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	10,395	10,576,913
5.00%, 04/01/24 (Call 04/01/20)	21,266	21,465,475

Security	Principal (000s)	Value
Cablevision Systems Corp.
5.88%, 09/15/22[a]	$13,193	$13,489,843
7.75%, 04/15/18	13,013	13,649,143
8.00%, 04/15/20[a]	10,010	11,072,204
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a,b]	8,730	9,299,875
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	20,218	20,953,711
5.13%, 05/01/23 (Call 05/01/18)[a,b]	21,963	22,866,250
5.13%, 05/01/27 (Call 05/01/22)[b]	17,575	18,234,063
5.25%, 03/15/21 (Call 03/31/17)[a]	8,605	8,854,545
5.25%, 09/30/22 (Call 09/30/17)	24,414	25,320,135
5.38%, 05/01/25 (Call 05/01/20)[a,b]	14,531	15,247,460
5.50%, 05/01/26 (Call 05/01/21)[a,b]	31,274	33,111,348
5.75%, 09/01/23 (Call 03/01/18)[a]	8,875	9,307,656
5.75%, 01/15/24 (Call 07/15/18)	19,161	20,133,421
5.75%, 02/15/26 (Call 02/15/21)[a,b]	50,842	54,146,730
5.88%, 04/01/24 (Call 04/01/19)[a,b]	34,223	36,704,167
5.88%, 05/01/27 (Call 05/01/21)[a,b]	15,246	16,375,729
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/31/17)[a,b]	24,463	24,898,930
6.38%, 09/15/20 (Call 03/31/17)[a,b]	30,009	30,916,994
7.75%, 07/15/25 (Call 07/15/20)[b]	11,611	12,830,155

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	$56,745	$58,392,900
Series B
7.63%, 03/15/20 (Call 03/31/17)[a]	37,923	38,207,422
CSC Holdings LLC
5.25%, 06/01/24	15,205	15,300,031
5.50%, 04/15/27 (Call 04/15/22)[a,b]	27,345	28,112,582
6.63%, 10/15/25 (Call 10/15/20)[a,b]	19,131	21,068,014
6.75%, 11/15/21[a]	20,741	22,713,741
8.63%, 02/15/19[a]	10,351	11,464,768
10.13%, 01/15/23 (Call 01/15/19)[b]	37,506	43,413,195
10.88%, 10/15/25 (Call 10/15/20)[a,b]	40,993	49,213,560
DISH DBS Corp.
4.25%, 04/01/18[a]	21,189	21,621,609
5.00%, 03/15/23[a]	32,245	33,111,584
5.13%, 05/01/20[a]	23,201	24,171,426
5.88%, 07/15/22[a]	41,417	44,419,732
5.88%, 11/15/24[a]	41,409	44,045,718
6.75%, 06/01/21	41,510	45,764,775
7.75%, 07/01/26[a]	41,941	49,079,706
7.88%, 09/01/19[a]	29,383	32,738,280
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	10,475	10,330,969
5.88%, 07/15/26 (Call 07/15/21)[a,b]	13,982	14,161,249
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/31/17)[a]	30,684	26,731,692
9.00%, 03/01/21 (Call 03/31/17)	35,540	28,787,400
9.00%, 09/15/22 (Call 09/15/17)	19,465	15,620,663
10.63%, 03/15/23 (Call 03/15/18)[a]	17,278	14,340,740
11.25%, 03/01/21 (Call 03/31/17)	11,011	9,001,493

Security	Principal (000s)	Value
11.25%, 03/01/21 (Call 03/31/17)[a,b]	$13,632	$11,144,160
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	20,594	21,057,365
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/31/17)[a]	12,950	13,225,188
5.00%, 04/15/22 (Call 04/15/17)[a,b]	48,900	50,367,000
Quebecor Media Inc.
5.75%, 01/15/23[a]	16,831	17,840,860
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[a,b]	83,328	86,426,968
6.25%, 05/15/24 (Call 05/15/19)[a,b]	28,916	29,303,792
7.38%, 05/01/26 (Call 05/01/21)[a,b]	106,845	110,718,131
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	8,482	8,147,539
5.38%, 04/01/21 (Call 03/31/17)	11,009	11,339,270
5.63%, 08/01/24 (Call 08/01/19)[a,b]	9,719	9,986,273
6.13%, 10/01/22 (Call 10/01/17)[a]	10,088	10,554,570
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 03/31/17)[a,b]	9,507	9,629,551
4.63%, 05/15/23 (Call 05/15/18)[a,b]	10,196	10,425,410
5.38%, 04/15/25 (Call 04/15/20)[b]	20,980	21,399,600
5.38%, 07/15/26 (Call 07/15/21)[a,b]	21,508	21,883,637
5.75%, 08/01/21 (Call 03/31/17)[a,b]	9,305	9,688,831
6.00%, 07/15/24 (Call 07/15/19)[a,b]	30,854	32,859,510

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TEGNA Inc.
5.13%, 10/15/19 (Call 03/31/17)[a]	$9,048	$9,251,580
5.13%, 07/15/20 (Call 03/31/17)[a]	9,807	10,146,158
6.38%, 10/15/23 (Call 10/15/18)[a]	14,537	15,498,259
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	24,464	25,019,333
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	18,578	19,553,345
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	9,980	10,269,193
5.50%, 01/15/23 (Call 01/15/18)[a,b]	19,484	20,309,635
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	25,410	25,370,487
5.13%, 02/15/25 (Call 02/15/20)[a,b]	33,221	32,805,738
6.75%, 09/15/22 (Call 09/15/17)[a,b]	23,620	24,783,828
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	24,445	24,933,900
Videotron Ltd.
5.00%, 07/15/22[a]	15,450	16,222,500
5.38%, 06/15/24 (Call 03/15/24)[a,b]	11,307	12,013,688
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	9,105	9,294,687
6.00%, 10/15/24 (Call 10/15/19)[b]	10,095	10,567,302
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,355	10,857,649

Security	Principal (000s)	Value
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	$7,122	$7,665,053
5.25%, 01/15/26 (Call 01/15/20)[b]	19,945	20,103,365
5.50%, 01/15/25 (Call 01/15/19)[a,b]	8,372	8,618,735
5.50%, 08/15/26 (Call 08/15/21)[b]	15,354	15,673,890
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[b]	7,800	7,890,445
6.00%, 01/15/27 (Call 01/15/22)[a,b]	13,165	13,212,111
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a,b]	43,510	43,964,510

		2,304,772,447
METAL FABRICATE & HARDWARE — 0.30%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a,b]	31,180	31,941,313
6.25%, 08/15/24 (Call 08/15/19)[a,b]	22,993	24,256,732

		56,198,045
MINING — 2.55%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a,b]	14,950	16,236,767
7.00%, 09/30/26 (Call 09/30/21)[a,b]	11,925	13,047,938
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[b]	13,158	14,081,410
Anglo American Capital PLC
3.63%, 05/14/20[b]	17,192	17,385,410
4.13%, 04/15/21[b]	10,223	10,531,735
4.13%, 09/27/22[a,b]	10,886	11,083,309
4.45%, 09/27/20[b]	8,850	9,242,261
4.88%, 05/14/25[b]	14,647	15,232,880
9.38%, 04/08/19[b]	13,666	15,458,669

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a,b]	$8,203	$7,751,835
6.63%, 03/01/25 (Call 03/01/20)[a,b]	13,465	13,403,061
7.88%, 04/01/21 (Call 04/01/18)[a,b]	8,230	8,871,054
8.00%, 01/15/23 (Call 01/15/18)[b]	7,680	8,025,600
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	7,697	7,941,076
9.75%, 03/01/22 (Call 03/01/18)[b]	13,253	15,332,131
Freeport-McMoRan Inc.
2.38%, 03/15/18	24,079	23,932,048
3.10%, 03/15/20[a]	20,851	20,376,267
3.55%, 03/01/22 (Call 12/01/21)[a]	38,298	35,593,204
3.88%, 03/15/23 (Call 12/15/22)[a]	39,352	36,203,840
4.00%, 11/14/21[a]	10,914	10,552,474
4.55%, 11/14/24 (Call 08/14/24)[a]	16,221	15,178,303
6.50%, 11/15/20 (Call 03/31/17)[b]	10,228	10,534,840
6.75%, 02/01/22 (Call 02/01/18)[a,b]	8,902	9,258,080
6.88%, 02/15/23 (Call 02/15/20)[b]	16,500	17,403,375
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	9,314	9,763,633
5.95%, 03/15/24 (Call 12/15/23)[a]	9,307	9,842,152
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	12,334	13,086,654
7.88%, 11/01/22 (Call 11/01/18)[b]	8,945	9,783,594

Security	Principal (000s)	Value
Teck Resources Ltd.
3.00%, 03/01/19	$850	$870,570
3.75%, 02/01/23 (Call 11/01/22)[a]	13,215	12,802,031
4.50%, 01/15/21 (Call 10/15/20)	9,522	9,867,172
4.75%, 01/15/22 (Call 10/15/21)	13,999	14,517,600
8.00%, 06/01/21 (Call 06/01/18)[b]	14,311	15,908,359
8.50%, 06/01/24 (Call 06/01/19)[a,b]	12,894	15,054,819

		474,154,151
OFFICE & BUSINESS EQUIPMENT — 0.22%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	11,035	11,352,256
5.00%, 09/01/25 (Call 03/01/20)	4,355	4,417,625
5.50%, 12/01/24 (Call 06/01/24)[a]	11,637	12,218,850
6.00%, 08/15/22 (Call 08/15/17)[a]	12,040	12,783,699

		40,772,430
OIL & GAS — 9.00%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[a,b]	12,300	11,890,000
5.13%, 12/01/22 (Call 06/01/17)[a]	22,229	22,229,000
5.38%, 11/01/21 (Call 03/31/17)[a]	20,465	20,951,044
5.63%, 06/01/23 (Call 06/01/18)[a]	15,121	15,328,914
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	47,898	40,952,790
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	17,978	15,645,894

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
11.50%, 01/15/21 (Call 04/15/18)[a,b]	$9,223	$10,744,795
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	14,143	14,355,145
7.50%, 09/15/20 (Call 03/31/17)	10,131	10,460,258
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	7,885	7,718,768
3.80%, 09/15/23 (Call 06/15/23)	8,360	8,321,642
5.70%, 10/15/19	24,850	26,728,285
Chesapeake Energy Corp.
6.63%, 08/15/20	1,311	1,304,445
8.00%, 12/15/22 (Call 12/15/18)[a,b]	51,095	54,013,546
8.00%, 01/15/25 (Call 01/15/20)[a,b]	21,205	21,012,883
Citgo Holding Inc.
10.75%, 02/15/20[b]	31,427	34,030,017
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	12,875	13,052,997
5.50%, 10/01/22 (Call 10/01/17)[a]	10,900	11,285,054
5.50%, 04/01/23 (Call 10/01/17)[a]	31,336	32,495,432
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	21,657	20,106,125
4.50%, 04/15/23 (Call 01/15/23)[a]	32,206	31,682,652
5.00%, 09/15/22 (Call 03/31/17)[a]	39,901	40,773,834
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	11,894	9,425,995
5.50%, 05/01/22 (Call 05/01/17)	16,195	13,494,664
9.00%, 05/15/21 (Call 12/15/18)[a,b]	14,058	15,182,640
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	10,000	10,532,692

Security	Principal (000s)	Value
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a,b]	$2,725	$2,711,375
5.38%, 05/31/25 (Call 05/31/20)[a,b]	10,225	10,582,875
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	12,645	10,889,377
5.20%, 03/15/25 (Call 12/15/24)[a]	12,565	11,086,257
8.00%, 01/31/24 (Call 10/31/23)[a,b]	10,318	10,575,950
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[a]	10,866	9,028,658
8.00%, 11/29/24 (Call 11/30/19)[b]	9,845	10,443,140
8.00%, 02/15/25 (Call 02/15/20)[b]	15,480	15,093,000
9.38%, 05/01/20 (Call 03/31/17)[a]	30,408	29,723,820
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	13,610	13,541,950
6.38%, 05/15/25 (Call 05/15/20)[a,b]	13,270	13,301,102
Halcon Resources Corp.
8.63%, 02/01/20 (Call 03/20/17)[a,b]	2,144	2,241,230
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	11,048	10,563,115
5.75%, 10/01/25 (Call 04/01/20)[b]	9,505	9,452,194
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	22,795	19,703,428
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/31/17)[a]	9,000	9,090,000
7.38%, 05/01/22 (Call 05/01/17)[a]	10,276	10,639,612

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	$15,801	$14,062,890
6.50%, 03/15/21 (Call 03/15/17)[b]	14,714	15,045,065
6.50%, 01/15/25 (Call 01/15/20)[a,b]	15,400	15,053,500
7.00%, 03/31/24 (Call 09/30/18)[a,b]	21,631	19,467,900
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)[a]	9,400	9,138,192
4.70%, 12/01/22 (Call 09/01/22)[a]	12,381	12,129,941
6.88%, 08/15/24 (Call 08/15/19)[a]	10,545	11,276,884
Nabors Industries Inc.
4.63%, 09/15/21	12,710	12,932,425
5.00%, 09/15/20[a]	13,409	13,928,823
5.50%, 01/15/23 (Call 11/15/22)[a,b]	12,750	13,163,313
6.15%, 02/15/18[a]	13,317	13,887,134
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	14,875	15,470,000
5.63%, 07/01/24[a]	21,085	22,481,881
5.75%, 01/30/22[a]	14,318	15,284,465
Noble Holding International Ltd.
3.95%, 03/15/22	1,250	1,115,625
7.20%, 04/01/25 (Call 01/01/25)[a]	10,561	10,202,917
7.75%, 01/15/24 (Call 10/15/23)[a]	19,620	19,080,450
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[a]	21,126	21,436,341
Pacific Drilling SA
5.38%, 06/01/20 (Call 03/31/17)[a,b]	10,019	4,589,954
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	9,065	9,155,650

Security	Principal (000s)	Value
5.38%, 01/15/25 (Call 01/15/20)[a,b]	$13,015	$13,150,892
6.25%, 06/01/24 (Call 06/01/19)[b]	8,500	8,887,770
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	10,445	10,523,338
8.25%, 02/15/20 (Call 03/31/17)[a]	13,432	13,667,060
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	10,587	12,401,127
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/31/17)[b]	12,807	10,885,950
7.38%, 11/01/21 (Call 07/31/17)[b]	11,955	9,922,650
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	6,725	6,674,563
6.63%, 11/15/20 (Call 03/31/17)	6,826	6,959,408
Puma International Financing SA
6.75%, 02/01/21 (Call 03/31/17)[b]	20,020	20,630,614
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	14,571	14,320,055
5.38%, 10/01/22 (Call 07/01/22)[a]	9,914	9,939,611
6.88%, 03/01/21[a]	12,561	13,314,660
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a]	15,941	15,084,171
5.00%, 08/15/22 (Call 05/15/22)[a,b]	10,049	9,815,625
5.00%, 03/15/23 (Call 12/15/22)[a,b]	16,274	15,867,150
5.75%, 06/01/21 (Call 03/01/21)[a,b]	9,480	9,847,350

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	$14,337	$13,662,464
7.38%, 06/15/25 (Call 03/15/25)[a]	10,939	11,349,213
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a,b]	1,500	1,533,750
6.63%, 10/01/22 (Call 10/01/17)[a]	6,820	7,189,417
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	23,564	22,647,622
7.75%, 06/15/21 (Call 06/15/17)[a]	10,486	10,780,866
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	8,985	9,506,317
6.88%, 06/30/23 (Call 06/30/18)[a,b]	7,775	8,230,032
8.25%, 05/15/20 (Call 03/31/17)[b]	2,229	2,354,381
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	10,370	9,670,025
5.63%, 06/01/25 (Call 06/01/20)[a]	9,924	9,365,775
6.13%, 11/15/22 (Call 11/15/18)[a]	12,120	12,263,084
6.75%, 09/15/26 (Call 09/15/21)[a]	11,090	11,284,075
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	22,932	20,409,480
5.80%, 01/23/20 (Call 12/23/19)[a]	17,853	17,696,786
6.70%, 01/23/25 (Call 10/23/24)	19,843	19,074,084
7.50%, 02/01/18	1,750	1,815,380
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	10,481	10,556,800

Security	Principal (000s)	Value
6.25%, 04/15/21 (Call 04/15/18)	$16,988	$17,242,820
6.38%, 04/01/23 (Call 04/01/18)[a]	14,632	14,778,320
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	709	716,759
4.75%, 12/15/23 (Call 10/15/23)[a,b]	19,415	20,085,903
5.13%, 12/15/26 (Call 09/15/26)[a,b]	16,665	17,595,897
5.38%, 10/01/22 (Call 10/01/17)[a]	10,047	10,434,454
Transocean Inc.
5.55%, 10/15/22 (Call 07/15/22)[a]	12,062	11,217,660
6.00%, 03/15/18[a]	13,551	13,842,185
6.50%, 11/15/20[a]	10,560	10,686,720
8.13%, 12/15/21[a]	13,890	14,592,834
9.00%, 07/15/23 (Call 07/15/20)[a,b]	26,049	28,017,997
Tullow Oil PLC
6.00%, 11/01/20 (Call 03/13/17)[a,b]	13,420	12,723,709
6.25%, 04/15/22 (Call 04/15/17)[b]	13,595	12,602,565
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	20,540	20,719,725
5.75%, 03/15/21 (Call 12/15/20)[a]	19,058	18,915,065
6.25%, 04/01/23 (Call 01/01/23)[a]	9,446	9,471,827
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[a]	9,380	9,144,523
6.00%, 01/15/22 (Call 10/15/21)[a]	21,946	22,384,920
7.50%, 08/01/20 (Call 07/01/20)	11,195	12,076,606
8.25%, 08/01/23 (Call 06/01/23)	12,487	14,032,266

		1,673,854,244

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.58%
CGG SA
6.50%, 06/01/21 (Call 03/31/17)[a]	$10,602	$5,074,503
6.88%, 01/15/22 (Call 07/15/17)[a]	8,168	3,907,026
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[b]	12,695	13,642,592
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a,b]	13,100	13,534,575
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	13,168	12,609,856
7.75%, 06/15/21 (Call 05/15/21)[a]	17,299	18,553,178
8.25%, 06/15/23 (Call 03/15/23)[a]	15,693	16,954,979
9.63%, 03/01/19	10,494	11,463,383
9.88%, 02/15/24 (Call 11/15/23)[a,b]	11,285	12,977,750

		108,717,842
PACKAGING & CONTAINERS — 2.39%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[b]	3,625	3,679,375
4.63%, 05/15/23 (Call 05/15/19)[a,b]	20,072	20,388,134
6.00%, 06/30/21 (Call 06/30/17)[b]	8,750	9,078,125
6.00%, 02/15/25 (Call 02/15/20)[b]	25,735	26,391,387
6.25%, 01/31/19 (Call 03/03/17)[a,b]	5,825	5,915,424
6.75%, 01/31/21 (Call 03/31/17)[b]	7,010	7,259,112
7.25%, 05/15/24 (Call 05/15/19)[a,b]	34,945	38,090,050
Ball Corp.
4.00%, 11/15/23[a]	22,035	22,007,456
4.38%, 12/15/20[a]	18,886	19,806,693

Security	Principal (000s)	Value
5.00%, 03/15/22[a]	$15,644	$16,571,298
5.25%, 07/01/25	22,173	23,491,903
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[a]	15,349	15,792,681
5.50%, 05/15/22 (Call 05/15/17)	8,068	8,404,436
6.00%, 10/15/22 (Call 10/15/18)	7,270	7,675,830
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	20,693	21,196,423
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a,b]	8,200	7,865,411
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	8,105	8,417,281
5.88%, 08/15/23[a,b]	15,050	16,113,951
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a,b]	34,931	36,088,089
5.75%, 10/15/20 (Call 03/31/17)	60,816	62,640,480
6.88%, 02/15/21 (Call 03/31/17)[a]	8,382	8,612,184
7.00%, 07/15/24 (Call 07/15/19)[a,b]	18,163	19,502,521
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	9,533	9,866,655
5.13%, 12/01/24 (Call 09/01/24)[a,b]	8,135	8,480,738
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,105	7,443,122
5.50%, 09/15/25 (Call 06/15/25)[a,b]	7,827	8,325,428
6.50%, 12/01/20 (Call 09/01/20)[a,b]	4,600	5,192,250

		444,296,437

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.44%
Endo Finance LLC
5.75%, 01/15/22 (Call 03/31/17)[a,b]	$13,030	$12,111,978
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	13,940	12,451,324
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[b]	34,144	31,304,257
6.00%, 02/01/25 (Call 02/01/20)[a,b]	23,790	21,262,312
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[a]	20,433	21,184,154
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[a,b]	13,825	14,481,688
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	24,467	25,659,766
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/31/17)[b]	41,333	36,886,722
5.50%, 03/01/23 (Call 03/01/18)[b]	19,874	16,023,413
5.63%, 12/01/21 (Call 03/31/17)[b]	18,368	15,566,880
5.88%, 05/15/23 (Call 05/15/18)[a,b]	67,646	54,903,090
6.13%, 04/15/25 (Call 04/15/20)[a,b]	67,653	54,122,400
6.38%, 10/15/20 (Call 03/31/17)[b]	47,632	43,196,270
6.75%, 08/15/18 (Call 03/31/17)[a,b]	31,447	31,053,912
6.75%, 08/15/21 (Call 03/31/17)[b]	13,380	12,009,479

Security	Principal (000s)	Value
7.00%, 10/01/20 (Call 03/31/17)[b]	$12,357	$11,432,332
7.25%, 07/15/22 (Call 03/31/17)[b]	10,948	9,809,212
7.50%, 07/15/21 (Call 03/31/17)[b]	33,965	31,077,975

		454,537,164
PIPELINES — 3.22%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25[a,b]	22,728	23,973,981
7.00%, 06/30/24[a,b]	27,364	30,569,211
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 03/16/17)	9,004	9,300,382
6.25%, 04/01/23 (Call 04/01/18)[a]	11,798	12,206,717
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	2,033	2,029,612
3.88%, 03/15/23 (Call 12/15/22)	9,837	9,529,594
4.75%, 09/30/21[a,b]	8,536	8,815,554
5.35%, 03/15/20[a,b]	9,750	10,163,302
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b]	10,813	10,038,970
Enbridge Inc.
Series 16-A VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)	13,690	13,914,858
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	20,655	21,945,937
5.88%, 01/15/24 (Call 10/15/23)[a]	22,828	24,530,588
7.50%, 10/15/20	23,329	26,259,706
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	6,700	6,730,632

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.15%, 06/01/25 (Call 03/01/25)[a]	$13,412	$13,412,117
4.40%, 04/01/24 (Call 01/01/24)	10,807	11,033,436
4.85%, 07/15/26 (Call 04/15/26)[a]	10,350	10,870,044
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	7,240	7,343,236
6.75%, 08/01/22 (Call 08/01/18)	13,802	14,390,738
NGPL PipeCo LLC
7.12%, 12/15/17[b]	3,979	4,112,877
9.63%, 06/01/19 (Call 03/31/17)[a,b]	11,305	11,766,620
NuStar Logistics LP
4.80%, 09/01/20	6,855	7,058,313
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)[a]	9,336	9,569,646
7.50%, 09/01/23 (Call 06/01/23)	9,488	11,284,790
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	15,389	16,190,864
6.00%, 01/15/19[a,b]	9,660	10,145,264
6.85%, 07/15/18[a,b]	10,220	10,738,665
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	17,836	19,379,349
5.63%, 04/15/23 (Call 01/15/23)[a]	10,249	11,271,543
5.63%, 03/01/25 (Call 12/01/24)	18,991	20,842,622
5.75%, 05/15/24 (Call 02/15/24)[a]	11,886	13,155,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/31/17)	14,755	14,979,238
4.25%, 11/15/23 (Call 05/15/18)	10,984	10,881,314

Security	Principal (000s)	Value
5.13%, 02/01/25 (Call 02/01/20)[a,b]	$10,015	$10,335,648
5.25%, 05/01/23 (Call 11/01/17)	10,080	10,420,200
5.38%, 02/01/27 (Call 02/01/22)[a,b]	10,580	11,008,490
6.75%, 03/15/24 (Call 09/15/19)[a]	10,483	11,428,108
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)[a]	14,783	15,485,192
5.50%, 10/15/19 (Call 09/15/19)[a]	8,299	8,793,748
5.88%, 10/01/20 (Call 03/31/17)[a]	7,510	7,735,300
6.13%, 10/15/21 (Call 03/16/17)[a]	17,023	17,772,012
6.25%, 10/15/22 (Call 10/15/18)	16,039	17,120,207
6.38%, 05/01/24 (Call 05/01/19)[a]	8,344	9,073,069
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	15,651	15,259,725
4.55%, 06/24/24 (Call 03/24/24)[a]	24,633	25,002,495

		597,869,576
REAL ESTATE — 0.15%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	7,947	8,222,661
4.88%, 06/01/23 (Call 03/01/23)[a,b]	9,416	9,264,298
5.25%, 12/01/21 (Call 12/01/17)[a,b]	9,549	9,930,960

		27,417,919
REAL ESTATE INVESTMENT TRUSTS — 1.95%
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	10,906	11,452,890

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
7.13%, 12/15/24 (Call 12/15/19)[a,b]	$8,680	$8,940,400
8.25%, 10/15/23 (Call 04/15/19)[a]	24,888	26,941,260
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	10,016	10,260,891
5.38%, 01/01/22 (Call 01/01/18)[a]	14,349	15,156,131
5.38%, 04/01/23 (Call 04/01/18)[a]	21,344	22,274,598
5.75%, 01/01/25 (Call 01/01/20)[a]	10,330	10,930,394
5.88%, 01/15/26 (Call 01/15/21)[a]	23,454	25,010,926
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	28,693	28,869,763
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	10,155	10,580,241
6.00%, 06/01/25 (Call 06/01/20)[a]	9,615	10,153,440
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b]	9,661	9,926,678
5.75%, 08/15/24 (Call 08/15/17)[a]	18,842	19,430,812
6.00%, 10/01/20 (Call 10/01/17)[a,b]	21,050	22,108,604
6.00%, 08/15/23 (Call 08/15/18)[a]	11,421	12,066,287
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[a]	1,800	1,806,075
5.00%, 07/01/19 (Call 03/31/17)[a]	16,427	16,659,031
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a,b]	9,633	9,346,301
5.63%, 05/01/24 (Call 02/01/24)[a,b]	21,744	22,994,280

Security	Principal (000s)	Value
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	$10,556	$10,639,569
6.38%, 03/01/24 (Call 03/01/19)[a]	9,220	9,816,419
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	17,163	17,549,168
4.88%, 09/01/24 (Call 09/01/19)[b]	23,180	23,061,782
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)[a]	3,922	3,936,511
4.88%, 06/01/26 (Call 03/01/26)[a]	2,307	2,416,583

		362,329,034
RETAIL — 3.15%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	26,199	26,984,970
6.00%, 04/01/22 (Call 10/01/17)[a,b]	46,654	48,636,795
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/31/17)[b]	17,796	8,275,140
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/31/17)	12,472	12,830,570
5.75%, 03/01/23 (Call 03/01/18)[a]	53,257	56,518,991
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/31/17)[a]	8,615	8,416,855
6.75%, 01/15/22 (Call 03/31/17)[a]	10,184	9,867,165
6.75%, 06/15/23 (Call 06/15/19)[a]	9,584	9,296,480
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	9,457	9,324,035

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.88%, 07/01/23 (Call 07/01/19)[a,b]	$10,520	$10,566,025
8.13%, 10/01/19	8,335	8,875,082
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a,b]	22,579	23,227,017
5.25%, 06/01/26 (Call 06/01/21)[a,b]	24,232	25,049,830
L Brands Inc.
5.63%, 02/15/22[a]	20,332	21,374,015
5.63%, 10/15/23[a]	10,235	10,707,595
6.63%, 04/01/21[a]	20,629	22,687,349
7.00%, 05/01/20[a]	8,873	9,737,008
8.50%, 06/15/19	10,450	11,696,163
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/31/17)[b]	7,345	7,546,988
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/31/17)[a,b]	19,197	12,046,118
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	10,007	9,948,923
5.75%, 10/01/22 (Call 10/01/17)[a]	11,764	12,180,991
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	40,405	39,593,292
QVC Inc.
3.13%, 04/01/19[a]	6,215	6,278,946
4.38%, 03/15/23	14,341	14,403,763
4.45%, 02/15/25 (Call 11/15/24)[a]	12,622	12,425,449
4.85%, 04/01/24[a]	14,113	14,354,550
5.13%, 07/02/22[a]	9,141	9,642,521
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	31,790	33,713,762
6.75%, 06/15/21 (Call 03/31/17)[a]	13,200	13,746,000
9.25%, 03/15/20 (Call 03/31/17)[a]	13,279	13,710,568

Security	Principal (000s)	Value
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[a]	$15,489	$15,798,780
5.75%, 06/01/22 (Call 06/01/17)[a]	18,568	19,148,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	8,532	8,604,806
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a,b]	9,556	8,798,870

		586,013,662
SEMICONDUCTORS — 1.49%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)[a]	8,027	8,571,391
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	21,732	21,922,155
5.25%, 01/15/24 (Call 05/01/18)[a,b]	11,156	11,295,450
5.50%, 02/01/25 (Call 08/01/19)[a]	25,100	25,947,125
5.63%, 01/15/26 (Call 05/01/20)[a,b]	8,850	9,036,833
5.88%, 02/15/22 (Call 03/31/17)[a]	12,024	12,504,960
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	13,416	13,652,374
3.88%, 09/01/22[a,b]	20,044	20,532,673
4.13%, 06/15/20[a,b]	11,770	12,226,676
4.13%, 06/01/21[a,b]	25,923	26,878,262
4.63%, 06/15/22[a,b]	7,600	8,037,000
4.63%, 06/01/23[a,b]	17,119	18,174,624
5.75%, 02/15/21 (Call 03/09/17)[a,b]	9,297	9,570,099
5.75%, 03/15/23 (Call 03/15/18)[a,b]	9,172	9,670,669

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	$8,376	$9,108,691
7.00%, 12/01/25 (Call 12/01/20)[a]	11,053	12,195,802
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,980	10,204,550
5.00%, 10/01/25[b]	13,671	13,866,744
5.63%, 11/01/24[a,b]	7,583	7,973,403
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	15,048	16,251,840

		277,621,321
SHIPBUILDING — 0.11%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	9,655	10,076,199
5.00%, 11/15/25 (Call 11/15/20)[a,b]	10,618	11,107,915

		21,184,114
SOFTWARE — 2.86%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/31/17)[b]	34,660	35,179,900
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	18,630	19,241,250
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	40,914	41,764,573
5.38%, 08/15/23 (Call 08/15/18)[a,b]	24,980	25,933,674
5.75%, 01/15/24 (Call 01/15/19)[a,b]	47,550	49,257,178
7.00%, 12/01/23 (Call 12/01/18)[a,b]	71,096	76,517,070
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	10,590	10,982,619

Security	Principal (000s)	Value
6.50%, 05/15/22 (Call 05/15/18)[a]	$35,573	$36,947,007
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	10,479	10,496,148
5.25%, 11/15/24 (Call 11/15/19)[a,b]	16,271	17,125,228
5.75%, 08/15/25 (Call 08/15/20)[a,b]	16,757	17,835,229
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/31/17)[b]	8,923	9,119,128
5.63%, 12/15/26 (Call 12/15/21)[a,b]	11,100	11,349,750
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	16,105	16,900,959
5.88%, 06/01/26 (Call 06/01/21)[a,b]	17,908	18,803,400
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[b]	16,105	16,559,407
5.00%, 10/15/26 (Call 10/15/21)[b]	20,891	21,204,365
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	25,257	26,614,564
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a,b]	37,024	42,288,072
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[b]	7,900	8,374,000
10.50%, 02/01/24 (Call 02/01/19)[a,b]	17,621	19,026,675

		531,520,196
STORAGE & WAREHOUSING — 0.18%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 03/31/17)[a,b]	21,885	21,337,875
10.75%, 10/15/19 (Call 03/31/17)[a,b]	13,350	11,514,375

		32,852,250

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 10.90%
Anixter Inc.
5.13%, 10/01/21[a]	$6,144	$6,423,894
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[a]	10,360	10,075,100
5.80%, 03/15/22[a]	30,116	31,076,731
6.45%, 06/15/21[a]	25,287	26,946,459
Series V
5.63%, 04/01/20[a]	20,542	21,710,326
Series W
6.75%, 12/01/23[a]	16,450	17,148,641
Series Y
7.50%, 04/01/24 (Call 01/01/24)[a]	21,499	23,138,299
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	8,034	8,244,893
5.00%, 06/15/21 (Call 06/15/17)[a,b]	12,475	12,833,656
5.50%, 06/15/24 (Call 06/15/19)[b]	12,697	13,300,107
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	32,208	34,385,905
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	16,590	15,808,832
6.88%, 01/15/25 (Call 10/15/24)[a]	16,683	14,055,427
7.13%, 03/15/19	10,225	10,812,938
7.13%, 01/15/23	17,764	16,032,010
7.63%, 04/15/24	15,160	13,517,667
8.13%, 10/01/18	10,250	10,980,312
8.50%, 04/15/20[a]	20,521	21,753,721
8.75%, 04/15/22[a]	9,475	9,522,375
8.88%, 09/15/20 (Call 06/15/20)[a]	22,569	23,937,246
9.25%, 07/01/21[a]	9,670	10,177,675
10.50%, 09/15/22 (Call 06/15/22)[a]	44,166	46,043,055

Security	Principal (000s)	Value
11.00%, 09/15/25 (Call 06/15/25)[a]	$74,039	$74,409,195
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a,b]	17,226	17,531,546
6.50%, 06/15/19[a]	20,142	21,809,758
6.63%, 08/01/26[a,b]	15,379	16,003,695
7.63%, 06/15/21[a]	18,820	20,875,496
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	22,174	22,174,000
6.50%, 10/01/24 (Call 10/01/19)[a,b]	8,100	8,357,175
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	42,726	35,355,765
7.25%, 04/01/19 (Call 03/31/17)[a]	28,898	27,588,765
7.25%, 10/15/20 (Call 03/31/17)[a]	45,695	42,096,519
7.50%, 04/01/21 (Call 03/31/17)[a]	24,980	22,856,700
8.00%, 02/15/24 (Call 02/15/19)[a,b]	28,588	31,017,980
9.50%, 09/30/22[a,b]	10,277	12,332,400
Koninklijke KPN NV VRN, (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b]	11,710	12,636,554
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	11,853	12,272,177
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[a]	15,314	15,601,137
5.25%, 03/15/26 (Call 03/15/21)[a,b]	16,533	16,677,664
5.38%, 08/15/22 (Call 08/15/17)[a]	21,036	21,752,381
5.38%, 01/15/24 (Call 01/15/19)[a]	17,174	17,606,213
5.38%, 05/01/25 (Call 05/01/20)[a]	18,180	18,732,336

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.63%, 02/01/23 (Call 02/01/18)[a]	$9,575	$9,863,338
6.13%, 01/15/21 (Call 03/31/17)	10,490	10,848,409
Nokia OYJ
5.38%, 05/15/19	19,406	20,561,627
SoftBank Group Corp.
4.50%, 04/15/20[b]	52,994	54,843,210
Sprint Communications Inc.
6.00%, 11/15/22	47,703	49,426,986
7.00%, 03/01/20[a,b]	20,164	22,029,170
7.00%, 08/15/20	30,542	32,947,470
9.00%, 11/15/18[b]	62,562	68,517,927
11.50%, 11/15/21	19,891	25,162,115
Sprint Corp.
7.13%, 06/15/24[a]	51,841	56,085,482
7.25%, 09/15/21[a]	45,828	49,893,026
7.63%, 02/15/25 (Call 11/15/24)[a]	32,142	35,878,507
7.88%, 09/15/23[a]	87,150	96,987,989
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 03/04/17)[a]	7,430	7,518,603
6.00%, 03/01/23 (Call 09/01/18)[a]	26,495	27,997,545
6.00%, 04/15/24 (Call 04/15/19)	20,646	22,039,605
6.13%, 01/15/22 (Call 01/15/18)[a]	23,346	24,688,395
6.25%, 04/01/21 (Call 04/01/17)[a]	34,053	35,148,121
6.38%, 03/01/25 (Call 09/01/19)[a]	34,464	37,061,758
6.46%, 04/28/19 (Call 03/13/17)[a]	16,837	17,006,717
6.50%, 01/15/24 (Call 01/15/19)[a]	20,472	21,979,132
6.50%, 01/15/26 (Call 01/15/21)[a]	43,086	47,340,958
6.54%, 04/28/20 (Call 03/13/17)[a]	31,387	32,129,827
6.63%, 04/28/21 (Call 04/28/17)[a]	23,087	23,989,939

Security	Principal (000s)	Value
6.63%, 04/01/23 (Call 04/01/18)[a]	$37,724	$39,993,853
6.73%, 04/28/22 (Call 04/28/17)[a]	24,821	25,860,379
6.84%, 04/28/23 (Call 04/28/18)	12,188	12,977,536
Telecom Italia Capital SA
7.00%, 06/04/18[a]	12,287	12,950,867
7.18%, 06/18/19[a]	16,203	17,711,904
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	31,960	32,437,572
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a,b]	7,615	7,797,760
5.38%, 07/15/22 (Call 07/15/17)[a,b]	19,633	18,906,579
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 03/31/17)[b]	38,859	39,490,459
6.50%, 04/30/20 (Call 03/31/17)[a,b]	11,807	12,237,058
7.38%, 04/23/21 (Call 04/23/17)[a,b]	55,371	57,516,626
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	10,883	9,866,406
7.50%, 06/01/22 (Call 06/01/17)[a]	9,469	9,368,392
7.50%, 04/01/23 (Call 03/31/17)	1,223	1,167,965
7.75%, 10/15/20 (Call 03/31/17)[a]	14,261	14,619,213
7.75%, 10/01/21 (Call 03/31/17)[a]	17,301	17,863,282

		2,026,324,432
TRANSPORTATION — 0.41%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 03/31/17)[a,b]	17,815	18,171,300

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/31/17)[a,b]	$13,848	$10,452,577
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	12,880	13,499,850
6.50%, 06/15/22 (Call 06/15/18)[a,b]	32,529	34,193,402

		76,317,129
TRUCKING & LEASING — 0.23%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[b]	26,280	27,413,456
5.50%, 02/15/24[b]	15,040	15,679,200

		43,092,656

TOTAL CORPORATE BONDS & NOTES
(Cost: $18,239,893,331)		18,176,865,396

SHORT-TERM INVESTMENTS — 27.54%

MONEY MARKET FUNDS — 27.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	4,921,986	4,923,955,222
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	196,104	196,104,424

		5,120,059,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,118,428,075)		5,120,059,646

Value
TOTAL INVESTMENTS IN SECURITIES — 125.29%
(Cost: $23,358,321,406)[g]	$23,296,925,042
Other Assets, Less Liabilities — (25.29)%	(4,702,426,410)

NET ASSETS — 100.00%	$18,594,498,632

VRN  —  Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $23,358,687,700. Net unrealized depreciation was $61,762,658, of which $219,340,489 represented gross unrealized appreciation on securities and $281,103,147 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$18,176,865,396	$—	$18,176,865,396
Money market funds	5,120,059,646	—	—	5,120,059,646

Total	$5,120,059,646	$18,176,865,396	$—	$23,296,925,042

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.89%

ADVERTISING — 0.21%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$14,023	$14,043,213
3.63%, 05/01/22	13,314	13,722,720
3.65%, 11/01/24 (Call 08/01/24)	9,198	9,385,320
4.45%, 08/15/20[a]	9,760	10,403,673
WPP Finance 2010
3.75%, 09/19/24[a]	9,805	9,956,942
4.75%, 11/21/21[a]	7,945	8,593,141

		66,105,009
AEROSPACE & DEFENSE — 1.12%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	12,735	12,564,653
L3 Technologies Inc.
4.75%, 07/15/20	7,948	8,502,852
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	15,420	15,579,491
2.90%, 03/01/25 (Call 12/01/24)	12,257	12,056,355
3.35%, 09/15/21[a]	7,849	8,114,140
3.55%, 01/15/26 (Call 10/15/25)[a]	26,080	26,654,574
3.80%, 03/01/45 (Call 09/01/44)[a]	11,750	11,201,919
4.07%, 12/15/42	10,929	10,851,693
4.70%, 05/15/46 (Call 11/15/45)	21,970	24,075,042
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)[a]	5,800	5,766,581
3.25%, 08/01/23	11,558	11,837,625
4.75%, 06/01/43[a]	12,168	13,347,153
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	12,039	12,005,294
3.13%, 10/15/20	11,902	12,306,637
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)[a]	16,655	16,096,983

Security	Principal (000s)	Value
3.10%, 06/01/22[a]	$26,294	$27,038,396
3.75%, 11/01/46 (Call 05/01/46)[a]	16,550	15,838,820
4.15%, 05/15/45 (Call 11/16/44)[a]	11,915	12,153,671
4.50%, 04/15/20	23,324	25,123,335
4.50%, 06/01/42	36,864	39,512,026
5.70%, 04/15/40	14,416	17,746,348
6.13%, 07/15/38	9,316	11,951,590

		350,325,178
AGRICULTURE — 1.26%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	1,305	1,239,385
2.85%, 08/09/22	24,410	24,385,578
3.88%, 09/16/46 (Call 03/16/46)	13,234	12,460,900
4.00%, 01/31/24	20,652	21,784,655
4.25%, 08/09/42	13,256	13,136,125
4.75%, 05/05/21	24,696	26,849,568
5.38%, 01/31/44	25,659	29,785,406
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	20,175	19,783,605
2.50%, 08/22/22	5,150	5,083,134
2.75%, 02/25/26 (Call 11/25/25)[a]	6,160	5,946,957
2.90%, 11/15/21	10,016	10,165,700
3.25%, 11/10/24	23,311	23,519,086
3.38%, 08/11/25 (Call 05/11/25)[a]	6,410	6,496,956
3.88%, 08/21/42	7,226	6,820,496
4.13%, 03/04/43	14,069	13,745,738
4.25%, 11/10/44[a]	13,731	13,732,576
4.38%, 11/15/41[a]	10,756	10,905,061
4.50%, 03/26/20[a]	7,284	7,789,879
4.88%, 11/15/43	9,497	10,343,700
6.38%, 05/16/38	18,105	23,216,481
Reynolds American Inc.
3.25%, 06/12/20[a]	8,371	8,577,070
4.00%, 06/12/22[a]	11,489	12,055,087
4.45%, 06/12/25 (Call 03/12/25)	30,919	32,636,748

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.70%, 08/15/35 (Call 02/15/35)	$11,450	$13,265,827
5.85%, 08/15/45 (Call 02/15/45)	31,983	38,022,120

		391,747,838
APPAREL — 0.11%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)[a]	20,660	19,562,553
3.88%, 11/01/45 (Call 05/01/45)	14,268	14,033,929

		33,596,482
AUTO MANUFACTURERS — 2.33%
American Honda Finance Corp.
1.70%, 09/09/21[a]	14,935	14,473,295
2.45%, 09/24/20[a]	11,220	11,295,998
Daimler Finance North America LLC
8.50%, 01/18/31[a]	16,680	25,407,440
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	14,200	14,603,168
4.75%, 01/15/43[a]	24,758	23,804,470
5.29%, 12/08/46 (Call 06/08/46)[a]	24,425	25,282,457
7.45%, 07/16/31[a]	21,039	26,607,712
Ford Motor Credit Co. LLC
3.10%, 05/04/23[a]	16,240	15,952,835
3.16%, 08/04/20[a]	14,230	14,474,782
3.20%, 01/15/21[a]	19,010	19,292,605
3.22%, 01/09/22[a]	6,175	6,211,085
3.34%, 03/18/21[a]	22,958	23,366,864
3.66%, 09/08/24	11,497	11,385,312
4.13%, 08/04/25[a]	21,993	22,262,185
4.25%, 09/20/22	15,295	16,032,473
4.38%, 08/06/23[a]	13,451	14,109,202
4.39%, 01/08/26[a]	16,845	17,319,791
5.75%, 02/01/21[a]	14,210	15,707,012
5.88%, 08/02/21	19,804	22,139,103
General Motors Co.
4.88%, 10/02/23[a]	15,685	16,828,024
5.00%, 04/01/35[a]	12,182	12,324,923
5.20%, 04/01/45[a]	19,884	20,025,139
6.25%, 10/02/43[a]	24,020	27,349,652

Security	Principal (000s)	Value
6.60%, 04/01/36 (Call 10/01/35)	$10,715	$12,556,814
6.75%, 04/01/46 (Call 10/01/45)[a]	10,795	13,069,109
General Motors Financial Co. Inc.
3.20%, 07/13/20 (Call 06/13/20)	19,843	20,235,387
3.20%, 07/06/21 (Call 06/06/21)[a]	21,990	22,247,892
3.45%, 01/14/22 (Call 12/14/21)[a]	7,300	7,406,201
3.45%, 04/10/22 (Call 02/10/22)[a]	16,866	17,105,765
3.70%, 11/24/20 (Call 10/24/20)	13,885	14,364,600
3.70%, 05/09/23 (Call 03/09/23)[a]	16,145	16,306,825
4.00%, 01/15/25 (Call 10/15/24)[a]	7,094	7,139,419
4.00%, 10/06/26 (Call 07/06/26)[a]	11,190	11,130,483
4.20%, 03/01/21 (Call 02/01/21)	26,730	28,031,751
4.30%, 07/13/25 (Call 04/13/25)[a]	9,395	9,581,260
4.35%, 01/17/27[a]	8,515	8,685,976
4.38%, 09/25/21[a]	15,850	16,737,657
5.25%, 03/01/26 (Call 12/01/25)[a]	15,055	16,291,660
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	12,751	12,545,075
2.15%, 03/12/20[a]	14,946	15,001,218
2.60%, 01/11/22[a]	11,000	11,051,163
3.20%, 01/11/27[a]	10,650	10,711,669
3.30%, 01/12/22[a]	17,840	18,483,205
3.40%, 09/15/21[a]	16,132	16,788,379
Series B
4.50%, 06/17/20[a]	6,064	6,521,652

		728,248,687
BANKS — 26.49%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	13,835	13,686,021
2.55%, 11/23/21[a]	19,847	19,765,687

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.70%, 11/16/20	$12,090	$12,202,221
3.70%, 11/16/25[a]	6,060	6,311,520
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	11,210	11,330,578
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	1,050	1,041,443
2.50%, 10/21/22 (Call 10/21/21)	20,840	20,264,095
2.63%, 10/19/20	28,120	28,295,100
2.63%, 04/19/21[a]	21,675	21,682,699
3.25%, 10/21/27 (Call 10/21/26)	38,815	37,161,842
3.30%, 01/11/23	54,436	54,824,080
3.50%, 04/19/26[a]	30,995	30,757,637
3.88%, 08/01/25[a]	44,259	45,291,111
4.00%, 04/01/24	31,494	32,732,306
4.00%, 01/22/25	31,065	31,281,265
4.10%, 07/24/23	28,216	29,571,923
4.13%, 01/22/24	27,833	29,148,382
4.18%, 11/25/27 (Call 11/25/26)[a]	19,185	19,302,786
4.20%, 08/26/24	43,715	45,095,393
4.25%, 10/22/26[a]	21,288	21,654,801
4.45%, 03/03/26	29,305	30,317,435
4.88%, 04/01/44[a]	18,312	19,883,378
5.00%, 05/13/21[a]	21,410	23,298,234
5.00%, 01/21/44	24,475	27,030,361
5.63%, 07/01/20	33,300	36,710,336
5.70%, 01/24/22[a]	21,793	24,503,143
5.88%, 01/05/21	19,470	21,775,172
5.88%, 02/07/42[a]	21,230	26,127,578
6.11%, 01/29/37	27,129	32,074,606
7.75%, 05/14/38	23,722	33,166,558
Series L
2.25%, 04/21/20[a]	22,855	22,854,522
3.95%, 04/21/25	31,574	31,654,119
Bank of America N.A.
6.00%, 10/15/36	14,495	17,981,846
Bank of Montreal
1.90%, 08/27/21	22,273	21,703,225
2.55%, 11/06/22 (Call 10/06/22)[a]	15,884	15,788,259

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	$2,801	$2,757,150
2.20%, 08/16/23 (Call 06/16/23)	18,630	17,881,113
2.45%, 11/27/20 (Call 10/27/20)	12,995	13,066,376
2.45%, 08/17/26 (Call 05/17/26)[a]	13,175	12,381,262
2.50%, 04/15/21 (Call 03/15/21)[a]	10,645	10,669,328
2.60%, 08/17/20 (Call 07/17/20)	15,866	16,077,733
2.60%, 02/07/22 (Call 01/07/22)	8,450	8,437,066
2.80%, 05/04/26 (Call 02/04/26)[a]	11,455	11,111,116
3.00%, 02/24/25 (Call 01/24/25)	7,350	7,288,042
3.55%, 09/23/21 (Call 08/23/21)	18,942	19,773,444
3.65%, 02/04/24 (Call 01/05/24)[a]	8,511	8,866,941
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)	5,000	5,055,700
Series G
2.15%, 02/24/20 (Call 01/24/20)	9,891	9,938,959
Bank of Nova Scotia (The)
2.35%, 10/21/20[a]	5,920	5,923,805
2.45%, 03/22/21	20,900	20,886,894
2.80%, 07/21/21[a]	16,586	16,820,700
4.38%, 01/13/21[a]	4,604	4,929,456
4.50%, 12/16/25[a]	8,765	9,127,719
Barclays Bank PLC
5.14%, 10/14/20	10,404	11,095,092
Barclays PLC
2.88%, 06/08/20[a]	10,670	10,703,265
3.20%, 08/10/21[a]	9,690	9,747,845
3.25%, 01/12/21	22,740	22,958,575
3.65%, 03/16/25	38,415	37,611,078

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.68%, 01/10/23 (Call 01/10/22)	$24,385	$24,622,303
4.34%, 01/10/28 (Call 01/10/27)	24,570	24,833,874
4.38%, 09/11/24[a]	15,645	15,707,622
4.38%, 01/12/26	35,616	36,353,191
4.95%, 01/10/47	19,000	19,395,609
5.20%, 05/12/26[a]	15,500	16,084,624
5.25%, 08/17/45	18,534	19,821,255
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)[a]	11,720	11,537,381
2.45%, 01/15/20 (Call 12/15/19)	2,600	2,624,026
2.63%, 06/29/20 (Call 05/29/20)	11,646	11,791,860
BNP Paribas SA
2.38%, 05/21/20[a]	17,465	17,413,768
4.25%, 10/15/24	11,555	11,624,853
5.00%, 01/15/21[a]	35,118	37,986,663
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	12,498	12,565,925
BPCE SA
2.25%, 01/27/20[a]	7,430	7,380,357
2.65%, 02/03/21[a]	8,680	8,645,861
2.75%, 12/02/21[a]	5,350	5,322,344
4.00%, 04/15/24	22,675	23,626,296
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	10,500	10,531,443
3.63%, 09/16/25 (Call 08/16/25)	13,270	13,624,888
3.80%, 10/30/26 (Call 09/30/26)	10,800	11,224,064
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[a]	15,510	15,207,777
3.50%, 06/15/23[a]	18,686	19,029,809
3.75%, 04/24/24 (Call 03/24/24)	10,175	10,444,883
3.75%, 07/28/26 (Call 06/28/26)[a]	14,550	14,209,011

Security	Principal (000s)	Value
4.20%, 10/29/25 (Call 09/29/25)	$19,787	$20,141,138
4.75%, 07/15/21	23,514	25,484,123
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	10,780	10,572,724
2.95%, 07/23/21 (Call 06/23/21)[a]	14,345	14,525,525
Citigroup Inc.
2.35%, 08/02/21[a]	18,832	18,580,919
2.40%, 02/18/20[a]	10,662	10,690,445
2.65%, 10/26/20[a]	31,925	32,094,991
2.70%, 03/30/21	43,580	43,680,234
2.90%, 12/08/21 (Call 11/08/21)	7,800	7,821,774
3.20%, 10/21/26 (Call 07/21/26)	20,765	19,971,156
3.30%, 04/27/25	19,359	19,052,473
3.40%, 05/01/26[a]	25,433	24,840,037
3.50%, 05/15/23[a]	17,784	17,856,034
3.70%, 01/12/26	26,290	26,359,011
3.75%, 06/16/24	676	692,730
3.88%, 10/25/23	13,584	14,050,869
3.88%, 03/26/25[a]	11,399	11,338,384
4.00%, 08/05/24[a]	7,888	8,036,194
4.05%, 07/30/22	13,271	13,844,950
4.13%, 07/25/28[a]	27,945	27,739,565
4.30%, 11/20/26	13,383	13,615,463
4.40%, 06/10/25	29,819	30,577,625
4.45%, 09/29/27	55,019	56,312,365
4.50%, 01/14/22	28,789	30,794,997
4.60%, 03/09/26	18,875	19,576,839
4.65%, 07/30/45	12,494	13,178,866
4.75%, 05/18/46	19,500	19,560,120
5.30%, 05/06/44	14,435	15,757,289
5.38%, 08/09/20[a]	12,410	13,581,921
5.50%, 09/13/25	16,968	18,688,823
5.88%, 01/30/42	12,630	15,374,047
6.63%, 06/15/32	10,595	13,019,387
6.68%, 09/13/43[a]	12,363	15,857,318
8.13%, 07/15/39	23,183	34,697,375
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)	4,320	4,363,718

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	$10,640	$10,605,180
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	8,183	8,420,168
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20[a]	7,164	7,169,708
2.40%, 11/02/20[a]	9,490	9,471,231
2.55%, 03/15/21	14,635	14,649,139
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	10,280	10,002,639
3.88%, 02/08/22[a]	37,320	39,339,023
3.95%, 11/09/22	19,270	19,756,371
4.38%, 08/04/25	24,414	24,928,347
4.50%, 01/11/21[a]	16,935	18,166,732
4.63%, 12/01/23	26,144	27,521,561
5.25%, 05/24/41[a]	18,913	22,158,607
5.25%, 08/04/45[a]	14,740	15,959,309
5.75%, 12/01/43	17,598	20,388,950
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	24,690	24,692,454
2.75%, 01/10/22	4,100	4,110,745
3.38%, 05/21/25[a]	9,112	9,211,519
Credit Suisse AG/New York NY
3.00%, 10/29/21[a]	23,275	23,519,257
3.63%, 09/09/24[a]	34,025	34,491,588
4.38%, 08/05/20	11,675	12,375,527
5.40%, 01/14/20[a]	8,711	9,369,515
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	19,485	19,435,758
3.13%, 12/10/20[b]	1,000	1,004,681
3.13%, 12/10/20[a]	35,560	35,755,854
3.45%, 04/16/21[a]	14,965	15,182,744
3.75%, 03/26/25[a]	31,310	30,723,216
3.80%, 09/15/22	31,678	32,110,601
3.80%, 06/09/23[a]	9,250	9,284,499
4.55%, 04/17/26[a]	34,910	36,068,764
4.88%, 05/15/45[a]	18,500	18,962,385
Deutsche Bank AG
2.95%, 08/20/20	6,560	6,557,526

Security	Principal (000s)	Value
3.13%, 01/13/21	$5,990	$5,989,144
3.38%, 05/12/21[a]	21,150	21,241,417
4.10%, 01/13/26	810	807,031
4.50%, 04/01/25[a]	13,880	13,257,508
Deutsche Bank AG/London
3.70%, 05/30/24[a]	18,913	18,430,011
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	12,175	12,439,467
3.20%, 08/09/21 (Call 07/09/21)	8,944	9,058,062
3.45%, 07/27/26 (Call 04/27/26)	9,990	9,767,138
4.20%, 08/08/23	20,040	21,007,345
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	12,073	12,269,580
4.30%, 01/16/24 (Call 12/16/23)	9,145	9,514,238
8.25%, 03/01/38	9,095	12,942,685
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	3,300	3,267,093
2.88%, 10/01/21 (Call 09/01/21)[a]	15,735	15,943,077
3.85%, 03/15/26 (Call 02/15/26)	23,870	24,173,168
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	29,520	28,903,699
2.60%, 04/23/20 (Call 03/23/20)[a]	17,962	18,081,174
2.63%, 04/25/21 (Call 03/25/21)	32,270	32,291,805
2.75%, 09/15/20 (Call 08/15/20)[a]	30,339	30,613,001
2.88%, 02/25/21 (Call 01/25/21)[a]	17,920	18,084,715
3.00%, 04/26/22 (Call 04/26/21)	26,170	26,187,869
3.50%, 01/23/25 (Call 10/23/24)	27,936	27,907,771
3.50%, 11/16/26 (Call 11/16/25)	29,995	29,492,413

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.63%, 01/22/23	$29,617	$30,348,641
3.75%, 05/22/25 (Call 02/22/25)	23,433	23,733,688
3.75%, 02/25/26 (Call 11/25/25)[a]	19,235	19,432,211
3.85%, 07/08/24 (Call 04/08/24)[a]	22,848	23,504,229
3.85%, 01/26/27 (Call 01/26/26)[a]	24,674	24,908,591
4.00%, 03/03/24	31,571	32,835,469
4.25%, 10/21/25[a]	29,905	30,661,091
4.75%, 10/21/45 (Call 04/21/45)	23,330	24,872,335
4.80%, 07/08/44 (Call 01/08/44)	30,146	32,342,136
5.15%, 05/22/45[a]	22,975	24,403,588
5.25%, 07/27/21[a]	43,555	47,894,437
5.38%, 03/15/20[a]	29,023	31,504,850
5.75%, 01/24/22[a]	57,917	65,226,797
5.95%, 01/15/27[a]	12,671	14,610,958
6.00%, 06/15/20	25,351	28,140,872
6.13%, 02/15/33[a]	24,691	30,093,307
6.25%, 02/01/41[a]	29,495	37,159,385
6.45%, 05/01/36[a]	23,221	28,135,520
6.75%, 10/01/37	67,230	83,911,135
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	13,580	14,488,381
5.63%, 08/15/35	9,053	10,482,872
5.88%, 11/01/34	8,190	9,692,682
HSBC Holdings PLC
2.65%, 01/05/22[a]	20,935	20,667,509
2.95%, 05/25/21[a]	26,915	27,081,421
3.40%, 03/08/21[a]	35,215	36,059,466
3.60%, 05/25/23[a]	25,015	25,451,304
3.90%, 05/25/26[a]	30,170	30,567,010
4.00%, 03/30/22[a]	31,225	32,624,467
4.25%, 03/14/24	17,694	17,991,896
4.25%, 08/18/25[a]	24,370	24,723,643
4.30%, 03/08/26[a]	32,095	33,505,623
4.38%, 11/23/26[a]	21,170	21,423,877
4.88%, 01/14/22[a]	6,662	7,220,364
5.10%, 04/05/21	29,044	31,583,799
5.25%, 03/14/44[a]	19,549	21,275,069

Security	Principal (000s)	Value
6.10%, 01/14/42	$8,858	$11,094,122
6.50%, 05/02/36	24,013	29,582,436
6.50%, 09/15/37	33,009	40,947,318
6.80%, 06/01/38	12,210	15,690,051
HSBC USA Inc.
2.35%, 03/05/20	19,741	19,731,297
2.75%, 08/07/20	18,060	18,223,557
3.50%, 06/23/24[a]	8,450	8,569,317
5.00%, 09/27/20[a]	11,600	12,427,831
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)[a]	18,600	18,129,494
3.15%, 03/14/21 (Call 02/14/21)[a]	10,845	11,031,859
Intesa Sanpaolo SpA
5.25%, 01/12/24	12,117	12,772,553
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)[a]	10,263	10,311,620
2.30%, 08/15/21 (Call 08/15/20)[a]	17,680	17,530,302
2.40%, 06/07/21 (Call 05/07/21)[a]	9,940	9,890,262
2.55%, 10/29/20 (Call 09/29/20)	22,460	22,601,633
2.55%, 03/01/21 (Call 02/01/21)[a]	31,183	31,284,566
2.70%, 05/18/23 (Call 03/18/23)	39,786	39,027,265
2.75%, 06/23/20 (Call 05/23/20)	23,194	23,536,510
2.95%, 10/01/26 (Call 07/01/26)	30,455	29,094,709
2.97%, 01/15/23 (Call 01/15/22)[a]	31,350	31,366,509
3.13%, 01/23/25 (Call 10/23/24)[a]	30,632	30,303,438
3.20%, 01/25/23[a]	24,228	24,559,504
3.20%, 06/15/26 (Call 03/15/26)[a]	15,270	14,913,423
3.25%, 09/23/22[a]	40,679	41,534,280
3.30%, 04/01/26 (Call 01/01/26)	39,960	39,357,080
3.38%, 05/01/23[a]	26,538	26,626,557

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.63%, 05/13/24[a]	$20,999	$21,527,799
3.63%, 12/01/27 (Call 12/01/26)	15,730	15,309,893
3.88%, 02/01/24[a]	29,959	31,314,300
3.88%, 09/10/24	39,290	39,998,497
3.90%, 07/15/25 (Call 04/15/25)[a]	35,409	36,726,300
4.13%, 12/15/26[a]	22,131	22,670,706
4.25%, 10/15/20	34,470	36,791,034
4.25%, 10/01/27[a]	22,590	23,293,459
4.35%, 08/15/21[a]	32,660	35,029,656
4.40%, 07/22/20[a]	27,928	29,857,719
4.50%, 01/24/22	39,119	42,270,540
4.63%, 05/10/21[a]	25,237	27,239,879
4.85%, 02/01/44[a]	9,569	10,652,427
4.95%, 03/25/20	16,503	17,866,541
4.95%, 06/01/45	19,228	20,694,345
5.40%, 01/06/42	15,711	18,565,989
5.50%, 10/15/40	16,991	20,208,754
5.60%, 07/15/41	20,446	24,639,818
5.63%, 08/16/43	14,512	16,970,791
6.40%, 05/15/38	21,998	28,583,053
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)	5,500	5,584,920
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	13,850	13,893,417
3.30%, 06/01/25[a]	3,030	3,041,795
KeyCorp
2.90%, 09/15/20	17,240	17,541,648
5.10%, 03/24/21[a]	11,710	12,816,268
Lloyds Bank PLC
2.70%, 08/17/20[a]	10,290	10,394,490
6.38%, 01/21/21[a]	8,426	9,582,833
Lloyds Banking Group PLC
3.00%, 01/11/22	16,900	16,869,043
3.10%, 07/06/21	8,640	8,741,513
3.75%, 01/11/27	12,250	12,142,614
4.50%, 11/04/24	15,240	15,627,384
4.58%, 12/10/25[a]	16,326	16,672,928
4.65%, 03/24/26[a]	26,558	27,187,170
5.30%, 12/01/45[a]	10,820	11,516,056

Security	Principal (000s)	Value
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	$8,590	$8,588,856
2.90%, 02/06/25 (Call 01/06/25)	12,815	12,630,461
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21[a]	23,300	22,724,828
2.76%, 09/13/26[a]	12,370	11,616,455
2.95%, 03/01/21[a]	38,920	39,270,517
3.00%, 02/22/22	2,715	2,739,531
3.68%, 02/22/27	7,000	7,077,984
3.85%, 03/01/26[a]	33,080	34,008,860
Mizuho Financial Group Inc.
2.27%, 09/13/21[a]	14,250	13,903,464
2.84%, 09/13/26[a]	7,880	7,455,400
Morgan Stanley
2.50%, 04/21/21[a]	29,505	29,336,671
2.63%, 11/17/21[a]	32,040	31,825,040
2.80%, 06/16/20	31,455	31,859,980
3.13%, 07/27/26[a]	44,210	42,459,779
3.63%, 01/20/27	33,700	33,556,896
3.70%, 10/23/24	36,540	37,252,106
3.75%, 02/25/23[a]	27,188	28,097,493
3.88%, 01/27/26[a]	32,236	32,842,391
3.95%, 04/23/27	22,255	22,142,116
4.00%, 07/23/25	36,164	37,388,401
4.10%, 05/22/23	19,979	20,698,248
4.30%, 01/27/45	29,097	29,336,204
4.35%, 09/08/26	37,540	38,612,919
4.38%, 01/22/47	34,653	35,121,134
4.88%, 11/01/22[a]	26,002	28,054,892
5.00%, 11/24/25	21,169	22,826,192
5.50%, 07/24/20	10,531	11,542,073
5.50%, 07/28/21	29,665	32,990,094
5.75%, 01/25/21	31,156	34,844,453
6.38%, 07/24/42	21,314	27,540,269
7.25%, 04/01/32	10,848	14,812,216
Series F
3.88%, 04/29/24[a]	34,344	35,487,617
National Australia Bank Ltd./New York
1.88%, 07/12/21[a]	16,260	15,789,190

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.50%, 07/12/26	$4,680	$4,369,900
2.63%, 07/23/20[a]	20,640	20,813,494
2.63%, 01/14/21	14,925	14,986,387
2.80%, 01/10/22[a]	5,750	5,792,506
3.00%, 01/20/23[a]	11,929	12,016,459
3.38%, 01/14/26	7,735	7,778,396
Northern Trust Corp.
3.95%, 10/30/25	7,360	7,794,593
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[a,c]	16,670	16,505,304
2.30%, 06/01/20 (Call 05/02/20)[c]	9,030	9,070,802
2.40%, 10/18/19 (Call 09/18/19)[c]	3,720	3,766,187
2.45%, 11/05/20 (Call 10/06/20)[c]	6,910	6,950,637
2.55%, 12/09/21 (Call 11/09/21)[a,c]	8,460	8,457,408
2.60%, 07/21/20 (Call 06/21/20)[c]	7,440	7,529,061
2.70%, 11/01/22 (Call 10/01/22)[c]	6,492	6,455,534
2.95%, 01/30/23 (Call 12/30/22)[c]	12,353	12,353,414
2.95%, 02/23/25 (Call 01/24/25)[c]	12,330	12,213,507
3.25%, 06/01/25 (Call 05/02/25)[a,c]	13,240	13,379,932
3.80%, 07/25/23 (Call 06/25/23)[c]	10,023	10,488,263
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)[c]	10,229	10,566,238
3.90%, 04/29/24 (Call 03/29/24)[a,c]	10,260	10,627,282
4.38%, 08/11/20[c]	8,704	9,284,792
5.13%, 02/08/20[c]	5,025	5,442,429
Royal Bank of Canada
2.15%, 03/06/20[a]	10,910	10,918,892
2.35%, 10/30/20[a]	18,860	18,901,924
2.50%, 01/19/21	15,760	15,863,264
4.65%, 01/27/26[a]	15,681	16,722,901

Security	Principal (000s)	Value
Royal Bank of Scotland Group PLC
3.88%, 09/12/23[a]	$36,330	$35,872,416
4.80%, 04/05/26[a]	14,440	14,797,303
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	11,680	11,635,207
4.50%, 07/17/25 (Call 04/17/25)	10,655	10,879,667
Santander UK Group Holdings PLC
2.88%, 10/16/20	12,002	12,053,115
2.88%, 08/05/21	15,230	15,064,809
3.13%, 01/08/21	13,135	13,226,794
3.57%, 01/10/23 (Call 01/10/22)	9,495	9,539,535
Santander UK PLC
2.38%, 03/16/20	6,377	6,374,899
4.00%, 03/13/24[a]	13,163	13,711,022
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	14,050	13,604,119
2.63%, 03/15/21	30,335	30,439,771
State Street Corp.
1.95%, 05/19/21	10,430	10,247,794
2.55%, 08/18/20[a]	11,094	11,248,589
2.65%, 05/19/26[a]	6,020	5,771,944
3.10%, 05/15/23	10,773	10,880,289
3.30%, 12/16/24	10,577	10,770,923
3.55%, 08/18/25	13,921	14,372,620
3.70%, 11/20/23	15,480	16,215,325
4.38%, 03/07/21[a]	9,480	10,191,288
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20[a]	4,620	4,633,174
2.65%, 07/23/20[a]	11,720	11,748,318
3.20%, 07/18/22	8,404	8,512,669
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21[a]	17,070	16,638,624
2.44%, 10/19/21	14,630	14,423,755
2.63%, 07/14/26[a]	23,730	22,088,840
2.85%, 01/11/22[a]	6,750	6,754,729
2.93%, 03/09/21	21,990	22,173,317
3.01%, 10/19/26[a]	18,070	17,340,142

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.45%, 01/11/27[a]	$14,700	$14,614,961
3.78%, 03/09/26[a]	16,205	16,557,673
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)[a]	4,180	4,066,434
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)[a]	14,900	14,890,920
2.90%, 03/03/21 (Call 02/03/21)[a]	18,879	19,124,699
Svenska Handelsbanken AB
1.88%, 09/07/21[a]	4,750	4,611,882
2.40%, 10/01/20[a]	16,100	16,075,002
2.45%, 03/30/21[a]	19,230	19,194,642
Toronto-Dominion Bank (The)
1.80%, 07/13/21[a]	16,180	15,714,026
2.13%, 04/07/21[a]	20,525	20,300,672
2.50%, 12/14/20[a]	20,960	21,091,293
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	6,805	6,818,366
2.63%, 01/24/22 (Call 12/23/21)	19,950	20,052,040
2.95%, 07/15/22 (Call 06/15/22)	12,512	12,646,484
3.00%, 03/15/22 (Call 02/15/22)	11,587	11,816,653
3.10%, 04/27/26 (Call 03/27/26)[a]	7,232	7,120,655
3.70%, 01/30/24 (Call 12/29/23)	14,740	15,465,743
4.13%, 05/24/21 (Call 04/23/21)	10,264	10,979,121
Series F
3.60%, 09/11/24 (Call 08/11/24)	18,236	18,783,645
Series V
2.38%, 07/22/26 (Call 06/22/26)	14,145	13,243,846
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	21,242	20,942,955
UBS AG/Stamford CT
2.35%, 03/26/20[a]	19,860	19,860,060
4.88%, 08/04/20[a]	9,405	10,140,331

Security	Principal (000s)	Value
Wachovia Corp.
5.50%, 08/01/35	$8,957	$10,104,179
Wells Fargo & Co.
2.10%, 07/26/21[a]	42,410	41,568,191
2.50%, 03/04/21[a]	29,845	29,870,697
2.55%, 12/07/20	26,290	26,441,270
2.60%, 07/22/20[a]	37,655	38,064,528
3.00%, 01/22/21[a]	18,189	18,541,605
3.00%, 02/19/25[a]	34,070	33,241,016
3.00%, 04/22/26[a]	52,430	50,639,180
3.00%, 10/23/26[a]	39,405	37,805,397
3.07%, 01/24/23 (Call 01/24/22)	38,500	38,724,763
3.30%, 09/09/24[a]	29,204	29,303,390
3.50%, 03/08/22	23,001	23,855,501
3.55%, 09/29/25	37,018	37,300,118
3.90%, 05/01/45[a]	23,870	23,070,546
4.10%, 06/03/26[a]	33,320	34,019,450
4.13%, 08/15/23[a]	18,854	19,678,772
4.30%, 07/22/27[a]	24,830	25,842,133
4.40%, 06/14/46	29,245	28,801,166
4.60%, 04/01/21[a]	29,730	32,070,360
4.65%, 11/04/44[a]	23,460	23,941,915
4.75%, 12/07/46	16,270	16,919,124
4.90%, 11/17/45	28,995	30,638,413
5.38%, 02/07/35	8,906	10,275,977
5.38%, 11/02/43	24,675	27,817,137
5.61%, 01/15/44	24,645	28,721,951
Series M
3.45%, 02/13/23[a]	25,722	26,074,718
Series N
2.15%, 01/30/20[a]	10,479	10,491,653
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,270	13,492,497
6.60%, 01/15/38	15,089	19,797,746
Westpac Banking Corp.
2.00%, 08/19/21[a]	23,345	22,817,770
2.10%, 05/13/21[a]	13,445	13,220,752
2.30%, 05/26/20[a]	10,375	10,373,938
2.60%, 11/23/20[a]	15,990	16,088,695
2.70%, 08/19/26[a]	14,342	13,635,678
2.80%, 01/11/22	12,550	12,645,701
2.85%, 05/13/26	14,820	14,311,975

		8,275,913,379

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
BEVERAGES — 3.72%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$15,040	$14,846,285
2.65%, 02/01/21 (Call 01/01/21)[a]	86,610	87,482,864
3.30%, 02/01/23 (Call 12/01/22)[a]	87,760	89,473,918
3.65%, 02/01/26 (Call 11/01/25)[a]	140,260	142,395,178
3.70%, 02/01/24[a]	16,776	17,413,345
4.00%, 01/17/43	6,388	6,145,268
4.63%, 02/01/44[a]	9,875	10,435,481
4.70%, 02/01/36 (Call 08/01/35)	66,943	71,869,891
4.90%, 02/01/46 (Call 08/01/45)[a]	130,187	142,855,106
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	40,223	39,888,429
3.75%, 01/15/22	1,500	1,580,657
3.75%, 07/15/42	13,806	12,790,215
4.95%, 01/15/42	850	936,666
5.00%, 04/15/20	7,127	7,717,711
5.38%, 01/15/20[a]	17,267	18,842,562
8.20%, 01/15/39	16,332	24,860,833
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	12,645	12,368,434
1.88%, 10/27/20[a]	17,955	17,967,708
2.25%, 09/01/26[a]	12,555	11,785,003
2.45%, 11/01/20[a]	17,914	18,240,359
2.50%, 04/01/23[a]	8,914	8,837,809
2.88%, 10/27/25	19,505	19,409,529
3.15%, 11/15/20	12,202	12,721,561
3.20%, 11/01/23[a]	18,157	18,806,612
3.30%, 09/01/21[a]	13,343	13,981,350
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	15,336	15,238,497
Diageo Investment Corp.
2.88%, 05/11/22[a]	10,214	10,433,295
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	16,920	16,553,288

Security	Principal (000s)	Value
3.00%, 07/15/26 (Call 04/15/26)[a]	$28,960	$27,628,283
4.20%, 07/15/46 (Call 01/15/46)[a]	24,028	22,806,895
5.00%, 05/01/42[a]	12,480	13,284,441
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	10,140	13,834,208
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)[a]	6,295	6,130,534
1.85%, 04/30/20 (Call 03/30/20)	10,745	10,724,979
2.15%, 10/14/20 (Call 09/14/20)	12,860	12,936,823
2.38%, 10/06/26 (Call 07/06/26)[a]	9,190	8,715,449
2.75%, 03/05/22[a]	15,221	15,424,995
2.75%, 03/01/23[a]	17,243	17,312,631
2.75%, 04/30/25 (Call 01/30/25)[a]	12,515	12,338,105
2.85%, 02/24/26 (Call 11/24/25)[a]	11,926	11,789,188
3.00%, 08/25/21[a]	15,076	15,525,539
3.10%, 07/17/22 (Call 05/17/22)	10,215	10,502,926
3.13%, 11/01/20	12,884	13,383,938
3.45%, 10/06/46 (Call 04/06/46)	23,785	21,750,529
3.60%, 03/01/24 (Call 12/01/23)	14,745	15,574,719
4.00%, 03/05/42	6,199	6,247,259
4.45%, 04/14/46 (Call 10/14/45)	15,815	17,136,059
4.88%, 11/01/40[a]	8,516	9,679,563
5.50%, 01/15/40[a]	11,684	14,273,516

		1,162,878,433
BIOTECHNOLOGY — 2.60%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	11,590	11,249,842
2.13%, 05/01/20 (Call 04/01/20)	8,848	8,845,866

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.25%, 08/19/23 (Call 06/19/23)[a]	$7,360	$7,012,283
2.60%, 08/19/26 (Call 05/19/26)[a]	20,430	18,974,669
3.13%, 05/01/25 (Call 02/01/25)	13,390	13,164,638
3.45%, 10/01/20[a]	10,485	10,939,703
3.63%, 05/15/22 (Call 02/15/22)	8,837	9,155,924
3.63%, 05/22/24 (Call 02/22/24)	15,435	15,897,877
3.88%, 11/15/21 (Call 08/15/21)[a]	17,883	18,884,244
4.10%, 06/15/21 (Call 03/15/21)[a]	7,211	7,628,460
4.40%, 05/01/45 (Call 11/01/44)	42,034	41,299,389
4.56%, 06/15/48 (Call 12/15/47)	19,187	19,144,917
4.66%, 06/15/51 (Call 12/15/50)	40,853	41,083,762
5.15%, 11/15/41 (Call 05/15/41)	4,280	4,658,408
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	15,105	15,269,889
4.00%, 06/23/25 (Call 03/23/25)[a]	24,420	24,913,462
5.25%, 06/23/45 (Call 12/23/44)[a]	13,534	14,743,191
Biogen Inc.
2.90%, 09/15/20[a]	24,320	24,777,235
3.63%, 09/15/22	13,265	13,698,166
4.05%, 09/15/25 (Call 06/15/25)	25,500	26,385,561
5.20%, 09/15/45 (Call 03/15/45)	23,250	25,279,588
Celgene Corp.
2.88%, 08/15/20[a]	13,908	14,116,299
3.25%, 08/15/22	12,191	12,354,936
3.55%, 08/15/22	14,352	14,768,085
3.63%, 05/15/24 (Call 02/15/24)	12,811	12,981,750
3.88%, 08/15/25 (Call 05/15/25)	33,375	34,112,334

Security	Principal (000s)	Value
4.63%, 05/15/44 (Call 11/15/43)[a]	$8,870	$8,829,905
5.00%, 08/15/45 (Call 02/15/45)	28,529	30,218,559
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	20,730	20,073,317
2.55%, 09/01/20[a]	21,129	21,327,568
2.95%, 03/01/27 (Call 12/01/26)[a]	18,470	17,675,236
3.25%, 09/01/22 (Call 07/01/22)	15,800	16,168,069
3.50%, 02/01/25 (Call 11/01/24)	19,527	19,704,194
3.65%, 03/01/26 (Call 12/01/25)	37,972	38,501,307
3.70%, 04/01/24 (Call 01/01/24)	22,150	22,796,521
4.00%, 09/01/36 (Call 03/01/36)[a]	6,410	6,167,131
4.15%, 03/01/47 (Call 09/01/46)[a]	21,130	20,153,794
4.40%, 12/01/21 (Call 09/01/21)[a]	15,930	17,193,936
4.50%, 04/01/21 (Call 01/01/21)[a]	10,234	11,013,081
4.50%, 02/01/45 (Call 08/01/44)[a]	23,808	23,832,917
4.60%, 09/01/35 (Call 03/01/35)[a]	11,718	12,160,433
4.75%, 03/01/46 (Call 09/01/45)[a]	27,019	28,008,279
4.80%, 04/01/44 (Call 10/01/43)[a]	19,305	20,164,536
5.65%, 12/01/41 (Call 06/01/41)	14,485	16,797,491

		812,126,752
CHEMICALS — 1.02%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	11,782	11,950,705
3.50%, 10/01/24 (Call 07/01/24)	13,704	13,993,011

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.13%, 11/15/21 (Call 08/15/21)	$16,866	$17,931,732
4.25%, 11/15/20 (Call 08/15/20)[a]	15,509	16,519,411
4.38%, 11/15/42 (Call 05/15/42)[a]	11,320	11,531,623
5.25%, 11/15/41 (Call 05/15/41)	12,968	14,597,827
7.38%, 11/01/29[a]	6,802	9,196,942
9.40%, 05/15/39	9,996	16,051,874
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	2,968	3,007,849
3.60%, 08/15/22 (Call 05/15/22)	5,717	5,910,458
3.80%, 03/15/25 (Call 12/15/24)[a]	1,993	2,036,722
4.65%, 10/15/44 (Call 04/15/44)	13,180	13,530,094
EI du Pont de Nemours & Co.
2.80%, 02/15/23	18,234	18,102,730
3.63%, 01/15/21[a]	11,073	11,522,961
4.15%, 02/15/43[a]	7,714	7,671,732
LYB International Finance BV
4.00%, 07/15/23[a]	7,696	8,087,356
4.88%, 03/15/44 (Call 09/15/43)[a]	18,871	20,007,814
5.25%, 07/15/43[a]	8,293	9,198,761
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	3,985	3,978,026
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	17,149	16,427,334
5.75%, 04/15/24 (Call 01/15/24)[a]	9,640	11,066,334
6.00%, 11/15/21 (Call 08/17/21)[a]	5,363	6,087,683
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	9,189	9,254,498
4.40%, 07/15/44 (Call 01/15/44)	14,965	14,878,417
4.70%, 07/15/64 (Call 01/15/64)	7,135	6,837,184

Security	Principal (000s)	Value
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	$8,400	$8,715,785
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	8,147	8,162,469
Rohm & Haas Co.
7.85%, 07/15/29[a]	9,551	13,289,886
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a,b]	7,360	7,257,722

		316,804,940
COMMERCIAL SERVICES — 0.26%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	12,872	12,986,479
3.38%, 09/15/25 (Call 06/15/25)	11,027	11,408,469
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	10,040	9,650,780
4.35%, 12/08/21[a]	17,670	19,090,477
5.50%, 12/08/41	5,818	6,952,552
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	9,885	10,515,908
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	6,610	6,842,324
4.80%, 04/01/26 (Call 01/01/26)	3,701	3,983,599

		81,430,588
COMPUTERS — 3.74%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	19,310	18,711,241
2.00%, 05/06/20[a]	16,049	16,092,660
2.15%, 02/09/22[a]	15,215	15,046,798
2.25%, 02/23/21 (Call 01/23/21)	38,110	38,185,035
2.40%, 05/03/23[a]	67,620	66,550,306
2.45%, 08/04/26 (Call 05/04/26)[a]	27,078	25,667,231

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.50%, 02/09/22 (Call 01/09/22)	$3,000	$3,008,492
2.50%, 02/09/25[a]	15,813	15,298,464
2.70%, 05/13/22	19,959	20,151,508
2.85%, 05/06/21[a]	50,551	51,784,561
2.85%, 02/23/23 (Call 12/23/22)	22,017	22,217,289
3.00%, 02/09/24 (Call 12/09/23)	3,000	3,030,551
3.20%, 05/13/25[a]	24,577	24,926,731
3.25%, 02/23/26 (Call 11/23/25)[a]	39,615	40,090,166
3.35%, 02/09/27 (Call 11/09/26)	15,000	15,223,999
3.45%, 05/06/24	44,949	46,679,536
3.45%, 02/09/45	27,788	24,991,641
3.85%, 05/04/43	32,436	31,258,187
3.85%, 08/04/46 (Call 02/04/46)[a]	24,650	23,623,520
4.25%, 02/09/47 (Call 08/09/46)	10,000	10,251,079
4.38%, 05/13/45	26,740	27,777,087
4.45%, 05/06/44	24,412	25,634,160
4.50%, 02/23/36 (Call 08/23/35)[a]	8,168	8,868,479
4.65%, 02/23/46 (Call 08/23/45)	46,315	50,397,551
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	50,783	53,262,449
5.45%, 06/15/23 (Call 04/15/23)[b]	45,579	49,352,504
6.02%, 06/15/26 (Call 03/15/26)[b]	53,990	59,548,033
8.10%, 07/15/36 (Call 01/15/36)[a,b]	19,165	24,173,631
8.35%, 07/15/46 (Call 01/15/46)[b]	25,404	33,008,817
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	34,215	35,096,638
4.40%, 10/15/22 (Call 08/15/22)	17,640	18,546,638

Security	Principal (000s)	Value
4.90%, 10/15/25 (Call 07/15/25)[a]	$30,340	$31,581,677
6.20%, 10/15/35 (Call 04/15/35)	8,230	8,737,044
6.35%, 10/15/45 (Call 04/15/45)[a]	20,135	20,980,346
HP Inc.
4.30%, 06/01/21[a]	13,027	13,769,379
4.38%, 09/15/21[a]	11,200	11,881,583
4.65%, 12/09/21[a]	13,169	14,114,073
6.00%, 09/15/41[a]	16,082	16,528,295
International Business Machines Corp.
1.63%, 05/15/20[a]	9,217	9,157,847
1.88%, 08/01/22[a]	13,541	13,114,155
2.25%, 02/19/21[a]	9,400	9,433,604
2.50%, 01/27/22	5,250	5,294,608
2.88%, 11/09/22	7,800	7,897,018
3.30%, 01/27/27	8,000	8,070,400
3.38%, 08/01/23[a]	22,164	22,919,737
3.45%, 02/19/26[a]	14,272	14,606,162
3.63%, 02/12/24[a]	26,264	27,482,537
4.00%, 06/20/42[a]	10,284	10,311,193
4.70%, 02/19/46[a]	1,000	1,107,190
Seagate HDD Cayman
4.75%, 06/01/23[a]	11,670	11,670,000
4.75%, 01/01/25[a]	11,901	11,484,465

		1,168,596,295
COSMETICS & PERSONAL CARE — 0.19%
Procter & Gamble Co. (The)
1.70%, 11/03/21	5,385	5,294,353
2.30%, 02/06/22[a]	13,489	13,559,739
2.45%, 11/03/26[a]	6,260	5,998,288
3.10%, 08/15/23	14,469	14,921,695
5.55%, 03/05/37[a]	14,178	18,463,581

		58,237,656
DIVERSIFIED FINANCIAL SERVICES — 2.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	9,870	10,221,805
4.50%, 05/15/21[a]	23,830	25,249,555
4.63%, 10/30/20[a]	750	799,000
5.00%, 10/01/21[a]	19,030	20,596,845

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	$13,320	$13,119,767
American Express Co.
2.65%, 12/02/22	14,733	14,632,045
4.05%, 12/03/42[a]	13,654	13,596,949
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	22,195	21,987,064
2.38%, 05/26/20 (Call 04/25/20)	24,765	24,898,986
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	19,729	19,940,369
Ameriprise Financial Inc.
4.00%, 10/15/23	15,053	15,966,142
5.30%, 03/15/20	3,500	3,808,817
Capital One Bank USA N.A.
3.38%, 02/15/23	16,920	17,018,561
CME Group Inc.
3.00%, 09/15/22	10,808	11,076,320
3.00%, 03/15/25 (Call 12/15/24)[a]	10,089	10,145,844
5.30%, 09/15/43 (Call 03/15/43)[a]	7,271	8,684,165
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	4,055	4,095,550
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[b]	200	201,663
2.34%, 11/15/20[a]	67,704	68,251,427
3.37%, 11/15/25[a]	24,916	25,665,553
4.42%, 11/15/35[a]	132,109	141,481,037
HSBC Finance Corp.
6.68%, 01/15/21	38,426	43,501,564
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[a]	15,140	15,398,122
3.75%, 12/01/25 (Call 09/01/25)[a]	18,489	19,257,231
4.00%, 10/15/23	5,035	5,358,207
International Lease Finance Corp.
5.88%, 08/15/22[a]	16,635	18,732,925
8.25%, 12/15/20	24,437	29,093,407

Security	Principal (000s)	Value
Jefferies Group LLC
6.88%, 04/15/21[a]	$6,472	$7,359,316
MasterCard Inc.
2.95%, 11/21/26 (Call 08/21/26)[a]	10,880	10,864,393
Nomura Holdings Inc.
6.70%, 03/04/20 [a]	14,123	15,731,634
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)[a]	880	862,506
3.75%, 08/15/21 (Call 06/15/21)	9,100	9,374,776
4.25%, 08/15/24 (Call 05/15/24)	16,180	16,744,140
4.50%, 07/23/25 (Call 04/24/25)	14,280	14,936,577
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	35,590	35,880,183
2.80%, 12/14/22 (Call 10/14/22)	26,250	26,588,657
3.15%, 12/14/25 (Call 09/14/25)[a]	49,480	50,130,232
4.15%, 12/14/35 (Call 06/14/35)[a]	25,724	27,286,023
4.30%, 12/14/45 (Call 06/14/45)[a]	43,552	46,695,731

		865,233,088
ELECTRIC — 1.67%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	13,786	14,492,914
5.15%, 11/15/43 (Call 05/15/43)	9,844	11,242,314
6.13%, 04/01/36	19,150	24,109,429
6.50%, 09/15/37[a]	10,811	14,143,430
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	9,286	9,856,773
4.63%, 12/01/54 (Call 06/01/54)[a]	10,610	11,360,482
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	600	595,578
5.30%, 02/15/40[a]	8,967	10,825,636

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)[a]	$16,360	$15,840,897
2.65%, 09/01/26 (Call 06/01/26)[a]	22,145	20,816,526
3.75%, 04/15/24 (Call 01/15/24)	13,886	14,359,246
3.75%, 09/01/46 (Call 03/01/46)	21,205	19,537,645
Duke Energy Florida LLC
6.40%, 06/15/38[a]	11,356	15,100,359
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	11,610	11,537,291
3.55%, 06/15/26 (Call 03/15/26)[a]	13,178	12,995,377
4.75%, 06/15/46 (Call 12/15/45)[a]	11,510	11,858,282
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	9,146	9,278,415
3.40%, 04/15/26 (Call 01/15/26)[a]	9,760	9,640,079
3.95%, 06/15/25 (Call 03/15/25)[a]	8,735	8,999,155
4.45%, 04/15/46 (Call 10/15/45)[a]	9,480	9,503,756
5.10%, 06/15/45 (Call 12/15/44)[a]	1,799	1,968,736
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	10,073	9,505,135
6.25%, 10/01/39[a]	9,181	9,317,993
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	1,100	1,148,750
Series C
7.38%, 11/15/31	1,111	1,463,984
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[a,b]	18,490	17,415,824
Georgia Power Co.
4.30%, 03/15/42	7,342	7,506,150

Security	Principal (000s)	Value
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	$9,413	$11,464,975
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	11,232	11,678,245
5.40%, 01/15/40	12,281	14,589,474
5.80%, 03/01/37	11,406	14,111,886
6.05%, 03/01/34[a]	33,692	42,539,294
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	8,636	9,632,576
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)[a]	24,520	24,199,065
2.95%, 07/01/23 (Call 05/01/23)	10,565	10,400,434
3.25%, 07/01/26 (Call 04/01/26)[a]	36,870	35,953,065
4.40%, 07/01/46 (Call 01/01/46)	32,581	32,421,832
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	9,301	9,304,097

		520,715,099
ELECTRONICS — 0.31%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[a,b]	3,625	3,587,237
3.15%, 06/15/26 (Call 03/15/26)[a,b]	16,695	16,539,351
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	25,750	25,241,535
2.50%, 11/01/26 (Call 08/01/26)[a]	29,170	27,820,637
4.25%, 03/01/21	8,939	9,655,059
Koninklijke Philips NV
3.75%, 03/15/22	12,531	13,059,251

		95,903,070
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	15,210	15,375,921

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.38%, 05/08/42[a]	$4,347	$4,647,767

		20,023,688
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	9,310	9,696,798
5.00%, 03/01/20[a]	9,072	9,815,211
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)[a]	8,964	9,108,188

		28,620,197
FOOD — 1.27%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	9,134	9,368,935
3.20%, 02/10/27 (Call 11/10/26)[a]	4,950	4,882,334
JM Smucker Co. (The)
3.50%, 10/15/21	1,025	1,065,452
3.50%, 03/15/25[a]	20,965	21,283,184
Kellogg Co.
3.25%, 04/01/26[a]	9,320	9,159,210
4.00%, 12/15/20[a]	7,817	8,244,402
Series B
7.45%, 04/01/31	1,196	1,562,324
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a]	16,340	16,512,929
3.00%, 06/01/26 (Call 03/01/26)	22,670	21,372,598
3.50%, 06/06/22[a]	24,376	24,908,165
3.50%, 07/15/22 (Call 05/15/22)[a]	12,335	12,606,803
3.95%, 07/15/25 (Call 04/15/25)	23,240	23,717,749
4.38%, 06/01/46 (Call 12/01/45)[a]	42,437	39,977,424
5.00%, 07/15/35 (Call 01/15/35)	12,846	13,515,083
5.00%, 06/04/42	20,710	21,188,917
5.20%, 07/15/45 (Call 01/15/45)	31,590	33,356,854
6.50%, 02/09/40	11,249	13,675,426
6.88%, 01/26/39	10,460	13,196,603

Security	Principal (000s)	Value
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	$13,750	$12,753,063
4.45%, 02/01/47 (Call 08/01/46)	8,250	8,181,826
6.15%, 01/15/20[a]	1,787	1,975,064
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)[a]	7,000	7,061,873
3.30%, 07/15/26 (Call 04/15/26)[a]	12,414	12,217,032
3.75%, 10/01/25 (Call 07/01/25)	8,348	8,513,659
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	11,270	11,515,026
4.50%, 06/15/22 (Call 03/15/22)	14,180	15,159,390
Unilever Capital Corp.
4.25%, 02/10/21[a]	13,868	14,917,005
5.90%, 11/15/32[a]	11,884	15,190,951

		397,079,281
FOREST PRODUCTS & PAPER — 0.20%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	29,525	27,951,046
3.65%, 06/15/24 (Call 03/15/24)[a]	7,425	7,568,510
4.40%, 08/15/47 (Call 02/15/47)	15,165	14,698,570
4.80%, 06/15/44 (Call 12/15/43)	10,120	10,308,262
7.30%, 11/15/39	1,050	1,378,640

		61,905,028
GAS — 0.06%
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	7,481	8,017,040
Sempra Energy
6.00%, 10/15/39[a]	9,335	11,459,270

		19,476,310

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 2.06%
Abbott Laboratories
2.00%, 03/15/20[a]	$7,589	$7,513,042
2.55%, 03/15/22[a]	11,333	11,135,411
2.90%, 11/30/21 (Call 10/30/21)[a]	36,590	36,715,094
2.95%, 03/15/25 (Call 12/15/24)[a]	12,290	11,739,020
3.40%, 11/30/23 (Call 09/30/23)[a]	16,860	16,924,613
3.75%, 11/30/26 (Call 08/30/26)	37,770	37,801,372
4.75%, 11/30/36 (Call 05/30/36)	28,315	29,156,315
4.90%, 11/30/46 (Call 05/30/46)[a]	37,910	39,325,715
Becton Dickinson and Co.
3.13%, 11/08/21	13,645	13,952,389
3.73%, 12/15/24 (Call 09/15/24)	15,405	15,910,238
4.69%, 12/15/44 (Call 06/15/44)[a]	17,030	18,047,696
Boston Scientific Corp.
3.85%, 05/15/25[a]	9,780	9,947,327
Medtronic Inc.
2.50%, 03/15/20	24,428	24,794,635
3.15%, 03/15/22[a]	34,650	35,682,185
3.50%, 03/15/25	49,434	50,775,001
3.63%, 03/15/24 (Call 12/15/23)[a]	6,093	6,361,520
4.38%, 03/15/35[a]	30,824	32,775,329
4.45%, 03/15/20	6,853	7,333,926
4.63%, 03/15/45	51,433	55,719,997
St. Jude Medical LLC
3.25%, 04/15/23 (Call 01/15/23)	9,982	9,927,596
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	10,980	11,047,764
3.38%, 11/01/25 (Call 08/01/25)	7,323	7,370,903
3.50%, 03/15/26 (Call 12/15/25)[a]	9,625	9,756,451

Security	Principal (000s)	Value
4.63%, 03/15/46 (Call 09/15/45)	$13,160	$13,801,162
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	9,926	9,520,818
3.00%, 04/15/23 (Call 02/15/23)	11,610	11,501,077
3.15%, 01/15/23 (Call 10/15/22)	8,688	8,690,997
3.30%, 02/15/22[a]	9,442	9,633,795
3.60%, 08/15/21 (Call 05/15/21)	10,326	10,707,223
4.15%, 02/01/24 (Call 11/01/23)[a]	11,456	12,054,784
4.50%, 03/01/21[a]	11,806	12,603,846
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	13,770	13,863,142
3.15%, 04/01/22 (Call 02/01/22)	13,875	13,866,252
3.55%, 04/01/25 (Call 01/01/25)[a]	27,397	27,159,764

		643,116,399
HEALTH CARE – SERVICES — 1.70%
Aetna Inc.
2.40%, 06/15/21 (Call 03/16/17)	25,090	25,340,900
2.75%, 11/15/22 (Call 08/15/22)	9,077	9,067,116
2.80%, 06/15/23 (Call 04/15/23)	18,765	18,560,462
3.20%, 06/15/26 (Call 03/16/17)	35,605	35,961,050
3.50%, 11/15/24 (Call 08/15/24)	17,711	18,160,096
3.95%, 09/01/20[a]	1,995	2,113,902
4.25%, 06/15/36 (Call 03/16/17)	23,532	23,790,852
4.38%, 06/15/46 (Call 03/16/17)	25,615	25,896,765
6.63%, 06/15/36	8,213	10,728,524
Anthem Inc.
3.13%, 05/15/22	10,272	10,322,459

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.30%, 01/15/23[a]	$11,980	$12,067,480
3.50%, 08/15/24 (Call 05/15/24)	8,165	8,201,043
4.63%, 05/15/42	15,986	16,421,917
4.65%, 01/15/43[a]	9,615	9,958,553
4.65%, 08/15/44 (Call 02/15/44)[a]	8,459	8,755,803
5.85%, 01/15/36	8,987	10,489,917
6.38%, 06/15/37	890	1,094,548
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	21,795	21,618,269
4.00%, 02/15/22 (Call 11/15/21)	7,114	7,493,864
5.38%, 02/15/42 (Call 08/15/41)	10,305	11,862,551
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,325	8,881,913
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	14,641	14,434,213
4.70%, 02/01/45 (Call 08/01/44)	11,567	11,352,862
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	9,746	9,665,984
2.70%, 07/15/20[a]	15,855	16,221,894
2.88%, 12/15/21[a]	10,002	10,168,897
2.88%, 03/15/22 (Call 12/15/21)[a]	14,142	14,386,607
2.88%, 03/15/23[a]	7,477	7,525,982
3.10%, 03/15/26[a]	7,870	7,833,596
3.35%, 07/15/22[a]	12,270	12,752,917
3.45%, 01/15/27[a]	13,190	13,492,440
3.75%, 07/15/25[a]	24,367	25,488,491
4.20%, 01/15/47 (Call 07/15/46)[a]	12,965	13,413,265
4.25%, 03/15/43 (Call 09/15/42)	6,140	6,361,970
4.63%, 07/15/35[a]	13,810	15,284,073
4.75%, 07/15/45	31,775	35,664,387
5.80%, 03/15/36[a]	5,130	6,358,614
6.88%, 02/15/38	10,005	13,803,244

		530,997,420

Security	Principal (000s)	Value
HOUSEWARES — 0.31%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)[a]	$14,600	$14,878,136
3.85%, 04/01/23 (Call 02/01/23)	30,192	31,384,790
4.20%, 04/01/26 (Call 01/01/26)[a]	23,730	24,927,107
5.50%, 04/01/46 (Call 10/01/45)	22,195	25,966,443

		97,156,476
INSURANCE — 1.91%
Aflac Inc.
3.63%, 11/15/24[a]	9,448	9,773,618
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	22,583	23,135,599
3.75%, 07/10/25 (Call 04/10/25)	12,585	12,637,264
3.88%, 01/15/35 (Call 07/15/34)	13,373	12,472,482
3.90%, 04/01/26 (Call 01/01/26)	19,821	20,053,798
4.13%, 02/15/24	13,275	13,791,074
4.38%, 01/15/55 (Call 07/15/54)	10,256	9,357,188
4.50%, 07/16/44 (Call 01/16/44)	27,268	26,661,361
4.80%, 07/10/45 (Call 01/10/45)	13,585	13,902,416
4.88%, 06/01/22	21,784	23,648,750
6.25%, 05/01/36	7,713	9,298,383
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	7,350	7,537,186
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	9,389	9,625,738
4.25%, 01/15/21[a]	7,381	7,956,385
5.75%, 01/15/40[a]	6,948	8,685,930

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	$12,220	$12,275,381
2.75%, 03/15/23 (Call 01/15/23)	25,292	25,361,672
3.13%, 03/15/26 (Call 12/15/25)	29,645	29,735,975
4.50%, 02/11/43[a]	18,523	20,082,122
Chubb Corp. (The)
6.00%, 05/11/37[a]	8,641	11,096,088
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	15,820	15,877,436
2.88%, 11/03/22 (Call 09/03/22)	24,514	24,779,717
3.15%, 03/15/25[a]	15,927	16,063,647
3.35%, 05/03/26 (Call 02/03/26)[a]	15,552	15,809,634
4.35%, 11/03/45 (Call 05/03/45)[a]	17,890	19,117,243
Manulife Financial Corp.
4.15%, 03/04/26[a]	11,255	11,894,904
5.38%, 03/04/46[a]	9,230	10,850,116
MetLife Inc.
3.60%, 04/10/24[a]	10,682	11,091,418
4.05%, 03/01/45[a]	18,065	17,539,383
4.13%, 08/13/42[a]	14,368	14,245,909
4.60%, 05/13/46 (Call 11/13/45)[a]	8,970	9,498,516
4.75%, 02/08/21[a]	12,934	14,026,435
4.88%, 11/13/43[a]	14,100	15,414,936
5.70%, 06/15/35	8,415	10,132,151
5.88%, 02/06/41	8,090	9,937,906
6.38%, 06/15/34	8,233	10,495,022
Series D
4.37%, 09/15/23	14,540	15,649,044
Prudential Financial Inc.
4.60%, 05/15/44[a]	11,360	12,032,229
5.70%, 12/14/36	4,090	4,793,501
Series D
6.63%, 12/01/37	7,645	9,961,427
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,865	9,412,713
6.25%, 06/15/37	9,415	12,149,730

		597,861,427

Security	Principal (000s)	Value
INTERNET — 0.56%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	$26,719	$24,811,900
3.38%, 02/25/24[a]	14,190	14,933,411
3.63%, 05/19/21[a]	4,207	4,466,321
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	20,852	20,767,435
3.30%, 12/05/21 (Call 10/05/21)[a]	9,179	9,553,950
3.80%, 12/05/24 (Call 09/05/24)[a]	13,112	13,882,886
4.80%, 12/05/34 (Call 06/05/34)	16,474	18,582,601
4.95%, 12/05/44 (Call 06/05/44)	15,731	18,183,591
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	11,170	10,911,114
2.88%, 08/01/21 (Call 06/01/21)[a]	6,757	6,789,318
3.45%, 08/01/24 (Call 05/01/24)	7,885	7,771,161
3.80%, 03/09/22 (Call 02/09/22)[a]	7,840	8,109,960
4.00%, 07/15/42 (Call 01/15/42)	10,487	9,029,134
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	6,785	7,155,412

		174,948,194
LODGING — 0.05%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)[a]	8,315	8,116,068
Series R
3.13%, 06/15/26 (Call 03/15/26)	8,860	8,517,188

		16,633,256
MACHINERY — 0.37%
Caterpillar Financial Services Corp.
1.70%, 08/09/21[a]	12,735	12,393,575

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	$10,090	$10,436,870
3.80%, 08/15/42[a]	25,072	24,472,892
3.90%, 05/27/21[a]	14,172	15,115,956
5.20%, 05/27/41	8,298	9,734,964
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	10,599	10,620,027
3.90%, 06/09/42 (Call 12/09/41)[a]	14,486	14,839,629
John Deere Capital Corp.
2.80%, 03/06/23	18,350	18,380,171

		115,994,084
MANUFACTURING — 1.38%
3M Co.
5.70%, 03/15/37	10,671	13,400,963
Eaton Corp.
2.75%, 11/02/22[a]	22,465	22,562,377
4.15%, 11/02/42	15,870	15,838,595
General Electric Co.
2.70%, 10/09/22[a]	37,132	37,549,516
3.10%, 01/09/23	22,672	23,411,334
3.15%, 09/07/22[a]	12,060	12,455,950
3.38%, 03/11/24[a]	11,973	12,440,959
3.45%, 05/15/24 (Call 02/13/24)	2,080	2,164,926
4.13%, 10/09/42	24,254	25,213,850
4.38%, 09/16/20	15,046	16,218,799
4.50%, 03/11/44	33,698	36,652,277
4.63%, 01/07/21	17,238	18,853,712
4.65%, 10/17/21	10,325	11,411,636
5.30%, 02/11/21[a]	13,433	14,920,812
5.88%, 01/14/38	34,289	43,912,468
6.15%, 08/07/37	13,957	18,332,327
6.88%, 01/10/39	26,131	37,320,757
Series A
6.75%, 03/15/32	32,721	44,595,075
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)[a]	13,120	12,672,082
3.90%, 09/01/42 (Call 03/01/42)	11,450	11,671,229

		431,599,644

Security	Principal (000s)	Value
MEDIA — 4.59%
21st Century Fox America Inc.
3.00%, 09/15/22	$13,557	$13,563,959
4.50%, 02/15/21	10,918	11,671,356
6.15%, 03/01/37	7,669	9,156,633
6.15%, 02/15/41[a]	17,196	20,688,408
6.20%, 12/15/34	13,134	15,806,416
6.40%, 12/15/35	13,755	16,786,132
6.65%, 11/15/37	17,091	21,393,687
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	875	870,327
4.00%, 01/15/26 (Call 10/15/25)	9,775	10,011,640
7.88%, 07/30/30	9,565	12,987,797
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	33,335	34,284,271
4.46%, 07/23/22 (Call 05/23/22)	31,556	33,122,550
4.91%, 07/23/25 (Call 04/23/25)	51,660	54,529,284
6.38%, 10/23/35 (Call 04/23/35)[a]	19,620	22,410,719
6.48%, 10/23/45 (Call 04/23/45)	42,020	48,688,843
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	12,398	16,651,996
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	18,138	16,652,701
2.75%, 03/01/23 (Call 02/01/23)	14,015	13,903,861
2.85%, 01/15/23	13,375	13,377,200
3.00%, 02/01/24 (Call 01/01/24)	5,100	5,084,909
3.13%, 07/15/22[a]	12,715	13,000,993
3.15%, 03/01/26 (Call 12/01/25)[a]	36,368	35,828,270

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.20%, 07/15/36 (Call 01/15/36)[a]	$16,730	$14,909,786
3.30%, 02/01/27 (Call 11/01/26)	21,220	21,077,694
3.38%, 02/15/25 (Call 11/15/24)	10,338	10,425,003
3.38%, 08/15/25 (Call 05/15/25)[a]	19,400	19,510,644
3.40%, 07/15/46 (Call 01/15/46)[a]	17,008	14,748,065
3.60%, 03/01/24[a]	14,555	15,042,306
4.20%, 08/15/34 (Call 02/15/34)	12,141	12,413,097
4.25%, 01/15/33	19,591	20,237,282
4.40%, 08/15/35 (Call 02/15/35)	20,440	21,272,503
4.60%, 08/15/45 (Call 02/15/45)[a]	22,535	23,446,834
4.65%, 07/15/42	15,435	16,125,247
4.75%, 03/01/44	7,958	8,458,919
5.15%, 03/01/20	16,953	18,494,441
5.65%, 06/15/35	11,147	13,135,975
6.40%, 05/15/38	8,685	11,117,018
6.40%, 03/01/40	8,571	11,045,374
6.45%, 03/15/37	16,566	21,235,995
6.50%, 11/15/35	13,447	17,317,798
6.55%, 07/01/39	7,314	9,490,743
6.95%, 08/15/37	27,441	37,133,611
7.05%, 03/15/33	11,805	15,824,069
Discovery Communications LLC
4.88%, 04/01/43[a]	12,499	11,430,899
5.05%, 06/01/20[a]	15,985	17,267,766
6.35%, 06/01/40	7,615	8,067,723
Historic TW Inc.
6.63%, 05/15/29	11,246	13,767,100
NBCUniversal Media LLC
2.88%, 01/15/23[a]	16,105	16,093,541
4.38%, 04/01/21	28,458	30,695,416
4.45%, 01/15/43[a]	12,093	12,238,869
5.15%, 04/30/20	21,997	24,052,591
5.95%, 04/01/41	14,539	17,706,224
6.40%, 04/30/40	10,768	13,851,229

Security	Principal (000s)	Value
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	$16,108	$16,711,090
4.50%, 09/15/42 (Call 03/15/42)	14,130	12,831,572
5.50%, 09/01/41 (Call 03/01/41)[a]	13,338	13,689,678
5.88%, 11/15/40 (Call 05/15/40)	14,039	15,205,641
6.55%, 05/01/37	17,191	19,805,122
6.75%, 06/15/39	20,390	24,117,117
7.30%, 07/01/38	18,295	22,755,798
Time Warner Entertainment Co. LP
8.38%, 03/15/23	11,440	14,295,935
8.38%, 07/15/33	9,710	13,016,654
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	15,185	14,132,078
3.55%, 06/01/24 (Call 03/01/24)[a]	6,245	6,233,884
3.60%, 07/15/25 (Call 04/15/25)	25,830	25,439,262
3.80%, 02/15/27 (Call 11/15/26)[a]	14,974	14,825,733
4.70%, 01/15/21	11,923	12,763,853
4.75%, 03/29/21	14,275	15,333,294
4.85%, 07/15/45 (Call 01/15/45)[a]	5,080	5,045,332
4.88%, 03/15/20	14,614	15,658,509
6.10%, 07/15/40[a]	11,616	13,325,714
6.25%, 03/29/41	12,155	14,156,187
6.50%, 11/15/36	8,868	10,604,298
7.63%, 04/15/31	6,564	8,856,612
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)[a]	15,256	14,593,490
4.25%, 09/01/23 (Call 06/01/23)	15,704	16,193,982
4.38%, 03/15/43	19,770	17,354,043
5.85%, 09/01/43 (Call 03/01/43)[a]	15,941	16,865,798
6.88%, 04/30/36	13,364	15,053,417

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.85%, 07/30/26[a]	$12,645	$11,448,547
2.15%, 09/17/20	9,965	10,038,904
2.30%, 02/12/21[a]	10,800	10,898,129
2.35%, 12/01/22[a]	10,667	10,574,177
2.75%, 08/16/21[a]	5,573	5,696,357
3.00%, 02/13/26[a]	11,710	11,692,121
3.15%, 09/17/25[a]	8,990	9,211,926
4.13%, 06/01/44[a]	17,282	17,844,603

		1,434,374,571
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	8,662	8,557,934
3.25%, 06/15/25 (Call 03/15/25)	17,982	18,178,858

		26,736,792
MINING — 0.86%
Barrick Gold Corp.
5.25%, 04/01/42[a]	15,150	16,592,259
Barrick North America Finance LLC
5.70%, 05/30/41	12,635	14,529,964
5.75%, 05/01/43[a]	9,471	11,084,533
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	10,570	12,154,564
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	16,913	17,406,667
3.25%, 11/21/21	17,531	18,320,216
3.85%, 09/30/23[a]	11,827	12,695,321
4.13%, 02/24/42	11,775	11,982,946
5.00%, 09/30/43[a]	29,925	34,499,240
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	13,325	13,585,482
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	10,647	10,981,150
4.88%, 03/15/42 (Call 09/15/41)[a]	13,646	13,987,754
6.25%, 10/01/39	9,919	11,700,368

Security	Principal (000s)	Value
Rio Tinto Alcan Inc.
6.13%, 12/15/33	$4,630	$5,356,985
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	17,361	18,074,176
4.13%, 05/20/21[a]	1,698	1,812,546
5.20%, 11/02/40[a]	14,160	16,434,650
7.13%, 07/15/28[a]	11,168	14,754,025
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	1,640	1,656,951
3.50%, 03/22/22 (Call 12/22/21)	1,847	1,924,149
4.13%, 08/21/42 (Call 02/21/42)[a]	10,184	10,359,214

		269,893,160
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.50%, 05/15/21[a]	12,002	12,480,759

		12,480,759
OIL & GAS — 6.60%
Anadarko Finance Co.
7.50%, 05/01/31	10,255	13,154,347
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	17,570	18,885,067
5.55%, 03/15/26 (Call 12/15/25)[a]	14,600	16,389,104
6.20%, 03/15/40	10,286	11,965,813
6.45%, 09/15/36	15,919	19,162,542
6.60%, 03/15/46 (Call 09/15/45)[a]	19,157	23,975,943
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	12,707	12,905,089
4.25%, 01/15/44 (Call 07/15/43)	6,284	6,103,770
4.75%, 04/15/43 (Call 10/15/42)	22,461	23,002,384
5.10%, 09/01/40 (Call 03/01/40)	20,010	21,244,135
6.00%, 01/15/37	6,319	7,288,018

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	$17,345	$17,031,297
2.32%, 02/13/20[a]	2,206	2,217,432
2.50%, 11/06/22	15,373	15,057,557
2.75%, 05/10/23	14,571	14,338,944
3.02%, 01/16/27 (Call 10/16/26)[a]	12,950	12,463,052
3.06%, 03/17/22	16,620	16,840,537
3.12%, 05/04/26 (Call 02/04/26)[a]	13,921	13,570,095
3.22%, 11/28/23 (Call 09/28/23)[a]	12,070	12,100,161
3.22%, 04/14/24 (Call 02/14/24)[a]	13,200	13,206,640
3.25%, 05/06/22[a]	29,598	30,262,286
3.51%, 03/17/25[a]	10,619	10,731,885
3.54%, 11/04/24[a]	10,163	10,292,915
3.56%, 11/01/21[a]	11,879	12,402,083
3.59%, 04/14/27 (Call 01/14/27)	5,500	5,536,774
3.72%, 11/28/28 (Call 08/28/28)[a]	7,810	7,919,653
3.81%, 02/10/24[a]	11,902	12,342,679
3.99%, 09/26/23[a]	7,996	8,412,849
4.50%, 10/01/20	19,767	21,237,868
4.74%, 03/11/21[a]	15,553	16,929,955
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	13,423	15,650,635
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	18,036	18,037,172
2.10%, 05/16/21 (Call 04/15/21)[a]	22,990	22,828,206
2.36%, 12/05/22 (Call 09/05/22)[a]	23,543	23,168,480
2.42%, 11/17/20 (Call 10/17/20)	14,035	14,159,701
2.43%, 06/24/20 (Call 05/24/20)	9,369	9,471,681
2.57%, 05/16/23 (Call 03/16/23)	6,810	6,736,878

Security	Principal (000s)	Value
2.95%, 05/16/26 (Call 02/16/26)[a]	$26,570	$26,177,715
3.19%, 06/24/23 (Call 03/24/23)[a]	30,410	31,224,407
3.33%, 11/17/25 (Call 08/17/25)[a]	14,806	15,048,487
ConocoPhillips
6.50%, 02/01/39[a]	34,029	43,013,514
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	16,978	16,557,146
2.88%, 11/15/21 (Call 09/15/21)[a]	11,933	12,067,320
3.35%, 11/15/24 (Call 08/15/24)[a]	13,701	13,792,706
4.20%, 03/15/21 (Call 02/15/21)	14,715	15,629,732
4.30%, 11/15/44 (Call 05/15/44)	6,775	6,706,142
4.95%, 03/15/26 (Call 12/15/25)[a]	15,561	17,183,692
ConocoPhillips Holding Co.
6.95%, 04/15/29	18,566	23,903,393
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	17,347	17,406,400
4.75%, 05/15/42 (Call 11/15/41)	7,626	7,473,238
5.00%, 06/15/45 (Call 12/15/44)[a]	7,205	7,310,425
5.60%, 07/15/41 (Call 01/15/41)	17,988	19,348,461
5.85%, 12/15/25 (Call 09/15/25)[a]	6,925	7,963,750
7.95%, 04/15/32	13,419	17,583,886
Encana Corp.
6.50%, 08/15/34	6,260	7,150,352
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	11,625	11,345,154
4.10%, 02/01/21	4,996	5,279,685
4.15%, 01/15/26 (Call 10/15/25)[a]	12,990	13,666,240

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)[a]	$10,895	$10,904,017
2.22%, 03/01/21 (Call 02/01/21)[a]	38,523	38,626,812
2.40%, 03/06/22 (Call 01/06/22)[a]	18,355	18,347,493
2.71%, 03/06/25 (Call 12/06/24)[a]	18,331	17,980,214
2.73%, 03/01/23 (Call 01/01/23)	21,125	21,168,763
3.04%, 03/01/26 (Call 12/01/25)[a]	30,131	30,075,577
3.18%, 03/15/24 (Call 12/15/23)[a]	4,330	4,416,514
3.57%, 03/06/45 (Call 09/06/44)[a]	12,505	11,890,927
4.11%, 03/01/46 (Call 09/01/45)[a]	33,701	34,959,436
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	13,847	13,821,861
5.60%, 02/15/41	16,364	16,821,456
6.00%, 01/15/40	7,723	8,168,197
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	13,333	13,666,178
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	10,910	10,597,279
3.85%, 06/01/25 (Call 03/01/25)[a]	9,521	9,480,284
6.60%, 10/01/37	9,306	10,710,661
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	12,460	12,316,361
4.75%, 09/15/44 (Call 03/15/44)	10,322	9,658,226
5.13%, 03/01/21[a]	10,940	11,893,098
6.50%, 03/01/41 (Call 09/01/40)	13,185	14,917,868
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,160	10,670,115

Security	Principal (000s)	Value
5.05%, 11/15/44 (Call 05/15/44)	$11,774	$12,190,167
5.25%, 11/15/43 (Call 05/15/43)	5,275	5,581,021
6.00%, 03/01/41 (Call 09/01/40)	11,551	13,134,163
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	13,321	13,198,757
3.00%, 02/15/27 (Call 11/15/26)[a]	7,785	7,561,820
3.13%, 02/15/22 (Call 11/15/21)	13,658	14,001,533
3.40%, 04/15/26 (Call 01/15/26)[a]	17,929	17,991,563
3.50%, 06/15/25 (Call 03/15/25)[a]	8,430	8,565,072
4.10%, 02/15/47 (Call 08/15/46)[a]	8,510	8,314,176
4.40%, 04/15/46 (Call 10/15/45)	18,100	18,516,680
4.63%, 06/15/45 (Call 12/15/44)	11,045	11,647,577
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	13,075	13,883,001
Petro-Canada
6.80%, 05/15/38	9,617	12,548,873
Phillips 66
4.30%, 04/01/22	19,004	20,379,888
4.65%, 11/15/34 (Call 05/15/34)	11,670	12,027,321
4.88%, 11/15/44 (Call 05/15/44)	20,447	21,278,667
5.88%, 05/01/42[a]	14,360	16,876,132
Shell International Finance BV
1.75%, 09/12/21[a]	10,485	10,205,781
1.88%, 05/10/21	24,139	23,665,825
2.13%, 05/11/20[a]	22,882	22,950,900
2.25%, 11/10/20[a]	14,085	14,110,032
2.25%, 01/06/23[a]	15,122	14,712,855
2.38%, 08/21/22[a]	18,766	18,480,911
2.50%, 09/12/26[a]	12,909	12,125,200
2.88%, 05/10/26[a]	21,830	21,198,884

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.25%, 05/11/25[a]	$35,814	$36,130,986
3.40%, 08/12/23[a]	20,318	20,933,564
3.75%, 09/12/46[a]	13,710	12,809,675
4.00%, 05/10/46[a]	40,305	39,225,394
4.13%, 05/11/35	15,193	15,559,596
4.38%, 03/25/20	8,455	9,029,036
4.38%, 05/11/45[a]	25,868	26,690,266
4.55%, 08/12/43[a]	16,835	17,742,469
5.50%, 03/25/40	12,311	14,606,516
6.38%, 12/15/38[a]	30,842	40,215,522
Statoil ASA
2.45%, 01/17/23[a]	11,495	11,274,303
2.65%, 01/15/24	15,261	15,031,636
2.75%, 11/10/21	1,280	1,293,060
2.90%, 11/08/20	7,837	8,013,391
3.15%, 01/23/22	6,389	6,550,852
3.70%, 03/01/24[a]	16,610	17,347,956
3.95%, 05/15/43	4,922	4,831,954
4.80%, 11/08/43	10,731	12,011,444
5.10%, 08/17/40[a]	9,232	10,536,616
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	6,999	7,148,779
6.50%, 06/15/38[a]	12,240	15,623,503
6.85%, 06/01/39	9,410	12,446,039
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	11,402	11,339,885
Total Capital International SA
2.70%, 01/25/23[a]	12,462	12,409,939
2.75%, 06/19/21[a]	11,340	11,545,130
2.88%, 02/17/22[a]	9,156	9,290,768
3.70%, 01/15/24[a]	10,330	10,781,420
3.75%, 04/10/24[a]	13,787	14,434,490
Total Capital SA
4.45%, 06/24/20[a]	12,526	13,483,778
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)[a]	19,880	19,176,870
6.63%, 06/15/37[a]	19,523	23,438,449
7.50%, 04/15/32	8,866	11,298,699

		2,061,345,593

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.57%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$884	$908,125
5.13%, 09/15/40	9,612	10,716,256
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	15,116	15,447,231
3.80%, 11/15/25 (Call 08/15/25)[a]	30,573	31,392,812
4.75%, 08/01/43 (Call 02/01/43)	15,551	16,195,864
4.85%, 11/15/35 (Call 05/15/35)[a]	11,070	11,880,405
5.00%, 11/15/45 (Call 05/15/45)[a]	22,541	24,549,232
6.70%, 09/15/38	9,347	11,760,308
7.45%, 09/15/39	6,196	8,415,265
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	16,542	15,790,892
3.95%, 12/01/42 (Call 06/01/42)[a]	9,834	8,151,855
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	21,777	22,778,742

		177,986,987
PHARMACEUTICALS — 5.93%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	17,895	17,675,149
2.50%, 05/14/20 (Call 04/14/20)	42,817	43,035,812
2.85%, 05/14/23 (Call 03/14/23)	21,290	20,896,901
2.90%, 11/06/22	27,374	27,245,745
3.20%, 11/06/22 (Call 09/06/22)[a]	17,348	17,472,354
3.20%, 05/14/26 (Call 02/14/26)[a]	32,325	31,058,364
3.60%, 05/14/25 (Call 02/14/25)	46,355	46,223,528
4.30%, 05/14/36 (Call 11/14/35)[a]	18,711	18,237,282

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.40%, 11/06/42	$33,612	$32,295,660
4.45%, 05/14/46 (Call 11/14/45)	24,139	23,414,760
4.50%, 05/14/35 (Call 11/14/34)	30,621	30,622,660
4.70%, 05/14/45 (Call 11/14/44)[a]	26,085	26,167,048
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	37,123	37,761,144
3.45%, 03/15/22 (Call 01/15/22)[a]	34,000	34,741,887
3.80%, 03/15/25 (Call 12/15/24)[a]	45,782	46,269,519
3.85%, 06/15/24 (Call 03/15/24)[a]	14,580	14,804,856
4.55%, 03/15/35 (Call 09/15/34)[a]	34,965	35,293,101
4.75%, 03/15/45 (Call 09/15/44)[a]	30,500	30,891,965
4.85%, 06/15/44 (Call 12/15/43)	19,534	19,937,326
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	16,278	16,390,904
4.63%, 10/01/42 (Call 04/01/42)	12,514	12,407,068
AstraZeneca PLC
2.38%, 11/16/20	22,272	22,313,001
3.38%, 11/16/25[a]	35,865	36,061,960
4.00%, 09/18/42[a]	6,127	5,966,682
4.38%, 11/16/45	9,040	9,310,621
6.45%, 09/15/37	40,930	53,712,906
Bristol-Myers Squibb Co.
2.00%, 08/01/22	12,493	12,140,140
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	15,413	15,281,052
3.70%, 03/01/45 (Call 09/01/44)[a]	10,763	10,390,432
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	16,495	15,970,992

Security	Principal (000s)	Value
3.40%, 03/01/27 (Call 12/01/26)[a]	$20,130	$19,101,564
3.50%, 06/15/24 (Call 03/15/24)	18,667	18,319,975
3.90%, 02/15/22	8,532	8,838,277
4.50%, 02/25/26 (Call 11/27/25)[a]	19,785	20,535,368
4.75%, 11/15/21[a]	18,496	19,894,777
4.80%, 07/15/46 (Call 01/15/46)[a]	19,615	19,093,576
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	19,194	19,241,426
6.38%, 05/15/38[a]	25,874	34,276,527
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	31,607	31,952,781
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	14,060	13,908,536
2.45%, 03/01/26 (Call 12/01/25)[a]	27,247	26,326,335
3.38%, 12/05/23[a]	8,844	9,274,635
3.55%, 03/01/36 (Call 09/01/35)[a]	15,437	15,429,825
3.70%, 03/01/46 (Call 09/01/45)[a]	31,554	31,348,034
4.38%, 12/05/33 (Call 06/05/33)	9,613	10,641,471
5.95%, 08/15/37	4,249	5,577,589
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	16,131	16,659,403
4.88%, 03/15/44 (Call 09/15/43)[a]	8,944	9,250,252
Mead Johnson Nutrition Co.
3.00%, 11/15/20	5,470	5,577,941
4.13%, 11/15/25 (Call 08/15/25)	9,060	9,522,597
Merck & Co. Inc.
2.35%, 02/10/22	12,895	12,894,916
2.40%, 09/15/22 (Call 06/15/22)	15,171	15,062,048
2.75%, 02/10/25 (Call 11/10/24)[a]	27,316	27,068,525
2.80%, 05/18/23[a]	28,846	29,130,722

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.70%, 02/10/45 (Call 08/10/44)[a]	$26,578	$25,636,044
3.88%, 01/15/21 (Call 10/15/20)[a]	13,009	13,825,726
4.15%, 05/18/43	10,931	11,304,273
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	25,600	25,621,148
3.95%, 06/15/26 (Call 03/15/26)[b]	1,950	1,901,273
3.95%, 06/15/26 (Call 03/15/26)[a]	24,740	24,121,792
5.25%, 06/15/46 (Call 12/15/45)[a]	14,765	14,811,107
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	13,350	13,317,827
2.40%, 09/21/22[a]	12,580	12,489,399
3.00%, 11/20/25 (Call 08/20/25)[a]	19,905	19,914,212
3.10%, 05/17/27 (Call 02/17/27)	7,300	7,306,801
3.40%, 05/06/24[a]	26,875	27,805,816
4.00%, 11/20/45 (Call 05/20/45)[a]	14,350	14,583,291
4.40%, 04/24/20	8,567	9,193,131
4.40%, 05/06/44[a]	26,635	28,742,803
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	9,270	9,444,276
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)[a]	1,321	1,314,871
Pfizer Inc.
1.95%, 06/03/21[a]	13,617	13,529,825
2.20%, 12/15/21[a]	13,848	13,828,804
2.75%, 06/03/26[a]	16,555	16,126,187
3.00%, 06/15/23	11,873	12,191,256
3.00%, 12/15/26	16,900	16,741,360
3.40%, 05/15/24[a]	14,190	14,728,471
4.00%, 12/15/36[a]	16,790	17,028,668
4.13%, 12/15/46	22,605	22,969,325
4.30%, 06/15/43[a]	11,675	12,172,187

Security	Principal (000s)	Value
4.40%, 05/15/44	$9,976	$10,553,701
7.20%, 03/15/39	28,115	40,516,363
Sanofi
4.00%, 03/29/21	20,176	21,497,921
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)[a]	41,620	40,795,995
2.88%, 09/23/23 (Call 07/23/23)	30,980	29,975,926
3.20%, 09/23/26 (Call 06/23/26)[a]	41,305	39,313,979
Wyeth LLC
5.95%, 04/01/37	20,935	26,306,955
6.50%, 02/01/34	9,681	12,557,486
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	14,620	14,752,473
4.50%, 11/13/25 (Call 08/13/25)	7,110	7,632,475
4.70%, 02/01/43 (Call 08/01/42)	13,760	13,920,348

		1,851,391,414
PIPELINES — 3.24%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	1,565	1,592,510
4.50%, 06/01/25 (Call 03/01/25)	11,721	12,421,162
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)[a]	15,150	15,635,086
5.50%, 12/01/46 (Call 05/29/46)[a]	8,900	9,544,732
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	11,264	11,233,624
4.05%, 03/15/25 (Call 12/15/24)[a]	14,525	14,515,949
4.15%, 10/01/20 (Call 08/01/20)[a]	9,170	9,574,298
4.65%, 06/01/21 (Call 03/01/21)[a]	16,523	17,472,901

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.75%, 01/15/26 (Call 10/15/25)[a]	$13,539	$14,145,909
5.15%, 03/15/45 (Call 09/15/44)	8,554	8,316,982
5.20%, 02/01/22 (Call 11/01/21)[a]	6,935	7,494,897
5.30%, 04/15/47 (Call 10/15/46)	9,825	9,792,114
6.13%, 12/15/45 (Call 06/15/45)[a]	15,200	16,715,592
6.50%, 02/01/42 (Call 08/01/41)	13,069	14,713,732
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[a]	17,767	18,006,162
3.70%, 02/15/26 (Call 11/15/25)[a]	10,410	10,537,835
3.75%, 02/15/25 (Call 11/15/24)[a]	14,487	14,714,145
3.90%, 02/15/24 (Call 11/15/23)	9,350	9,657,388
3.95%, 02/15/27 (Call 11/15/26)[a]	1,575	1,620,769
4.45%, 02/15/43 (Call 08/15/42)	13,243	12,914,024
4.85%, 08/15/42 (Call 02/15/42)	10,607	10,923,003
4.85%, 03/15/44 (Call 09/15/43)	16,120	16,707,506
4.90%, 05/15/46 (Call 11/15/45)	7,900	8,263,023
5.10%, 02/15/45 (Call 08/15/44)	16,234	17,399,067
5.20%, 09/01/20	13,018	14,208,962
5.95%, 02/01/41	7,865	9,168,720
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	11,042	11,261,759
3.95%, 09/01/22 (Call 06/01/22)	13,179	13,569,093
5.50%, 03/01/44 (Call 09/01/43)	8,975	9,326,948
6.95%, 01/15/38	10,389	12,331,695

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	$19,526	$20,064,047
5.05%, 02/15/46 (Call 08/15/45)	12,725	12,632,928
5.30%, 12/01/34 (Call 06/01/34)[a]	8,344	8,591,726
5.55%, 06/01/45 (Call 12/01/44)	25,295	26,619,783
7.75%, 01/15/32	10,539	13,265,344
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	9,195	9,272,541
4.50%, 07/15/23 (Call 04/15/23)[a]	13,485	14,135,667
4.88%, 12/01/24 (Call 09/01/24)[a]	17,960	19,175,210
4.88%, 06/01/25 (Call 03/01/25)[a]	15,840	16,876,476
5.20%, 03/01/47 (Call 09/01/46)	6,475	6,612,992
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	22,957	22,956,024
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	13,049	12,725,236
3.65%, 06/01/22 (Call 03/01/22)	8,086	8,213,160
4.50%, 12/15/26 (Call 09/15/26)[a]	150	154,418
4.65%, 10/15/25 (Call 07/15/25)[a]	17,130	17,857,669
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	15,066	16,685,615
Sabine Pass Liquefaction LLC
4.20%, 03/15/28[b]	835	834,190
5.00%, 03/15/27 (Call 09/15/26)[a,b]	22,150	23,440,681

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.63%, 02/01/21 (Call 11/01/20)	$27,300	$29,674,281
5.63%, 04/15/23 (Call 01/15/23)[a]	11,800	12,957,069
5.63%, 03/01/25 (Call 12/01/24)	22,000	24,142,360
5.75%, 05/15/24 (Call 02/15/24)	27,000	29,867,079
5.88%, 06/30/26 (Call 12/31/25)[a,b]	19,300	21,648,424
6.25%, 03/15/22 (Call 12/15/21)[a]	16,750	18,817,744
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10,350	11,091,116
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	6,770	6,859,153
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	10,349	10,210,298
3.80%, 10/01/20	11,198	11,716,715
4.63%, 03/01/34 (Call 12/01/33)[a]	14,944	16,027,724
4.88%, 01/15/26 (Call 10/15/25)[a]	6,370	7,139,897
6.10%, 06/01/40	8,507	10,653,141
6.20%, 10/15/37	12,835	16,248,951
7.63%, 01/15/39[a]	14,345	20,685,163
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	10,110	13,014,918
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	15,966	15,992,505
3.60%, 03/15/22 (Call 01/15/22)	12,815	13,056,477
3.90%, 01/15/25 (Call 10/15/24)	13,451	13,484,641
4.00%, 09/15/25 (Call 06/15/25)[a]	15,830	16,022,532
4.30%, 03/04/24 (Call 12/04/23)	12,100	12,491,591

Security	Principal (000s)	Value
5.10%, 09/15/45 (Call 03/15/45)	$12,361	$12,540,330
5.25%, 03/15/20	16,243	17,561,821
6.30%, 04/15/40	13,964	15,927,986
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[a]	12,591	13,030,048
4.88%, 03/15/24 (Call 03/15/19)	16,020	16,560,675

		1,011,315,933
REAL ESTATE — 0.08%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	14,340	14,801,874
4.25%, 08/15/23 (Call 05/15/23)[a]	10,360	11,072,753

		25,874,627
REAL ESTATE INVESTMENT TRUSTS — 1.06%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	8,410	8,435,888
3.30%, 02/15/21 (Call 01/15/21)	7,949	8,057,283
3.38%, 10/15/26 (Call 07/15/26)[a]	8,700	8,321,125
3.50%, 01/31/23	11,671	11,735,747
4.00%, 06/01/25 (Call 03/01/25)	10,691	10,780,300
4.70%, 03/15/22	1,710	1,828,452
5.00%, 02/15/24[a]	12,621	13,629,332
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)[a]	13,665	12,691,988
3.65%, 02/01/26 (Call 11/03/25)[a]	16,190	16,226,512
3.85%, 02/01/23 (Call 11/01/22)	11,838	12,304,878
4.13%, 05/15/21 (Call 02/15/21)	6,931	7,313,527
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23[a]	17,709	18,145,966

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	$1,960	$1,907,217
3.40%, 02/15/21 (Call 01/15/21)[a]	1,615	1,646,824
3.70%, 06/15/26 (Call 03/15/26)[a]	2,430	2,391,922
4.45%, 02/15/26 (Call 11/15/25)	4,095	4,254,584
4.88%, 04/15/22	9,265	10,002,140
5.25%, 01/15/23[a]	31,105	33,982,701
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,633	6,911,257
4.63%, 12/15/21 (Call 09/15/21)	11,101	12,052,206
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)[a]	9,955	10,080,744
4.00%, 06/01/25 (Call 03/01/25)[a]	11,015	11,176,794
4.25%, 11/15/23 (Call 08/15/23)[a]	14,508	15,089,367
5.38%, 02/01/21 (Call 11/03/20)	13,340	14,555,091
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	2,500	2,481,016
3.30%, 01/15/26 (Call 10/15/25)[a]	9,300	9,279,453
3.38%, 10/01/24 (Call 07/01/24)[a]	8,339	8,475,062
4.38%, 03/01/21 (Call 12/01/20)[a]	10,419	11,140,861
5.65%, 02/01/20 (Call 11/01/19)[a]	13,031	14,215,028
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	13,231	13,545,241
Weyerhaeuser Co.
7.38%, 03/15/32[a]	14,499	19,117,956

		331,776,462

Security	Principal (000s)	Value
RETAIL — 3.93%
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	$31,937	$31,359,499
2.75%, 12/01/22 (Call 09/01/22)	15,675	15,509,372
2.80%, 07/20/20 (Call 06/20/20)[a]	35,175	35,682,635
2.88%, 06/01/26 (Call 03/01/26)[a]	23,832	22,822,908
3.50%, 07/20/22 (Call 05/20/22)	17,822	18,377,227
3.88%, 07/20/25 (Call 04/20/25)[a]	31,871	32,890,117
4.00%, 12/05/23 (Call 09/05/23)	14,821	15,572,881
4.88%, 07/20/35 (Call 01/20/35)[a]	1,673	1,815,414
5.13%, 07/20/45 (Call 01/20/45)[a]	39,246	43,904,222
5.30%, 12/05/43 (Call 06/05/43)	7,380	8,358,593
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)[a]	18,970	18,891,656
2.13%, 09/15/26 (Call 06/15/26)[a]	7,647	7,098,143
2.63%, 06/01/22 (Call 05/01/22)	19,379	19,582,710
2.70%, 04/01/23 (Call 01/01/23)[a]	12,748	12,852,491
3.00%, 04/01/26 (Call 01/01/26)[a]	24,520	24,534,511
3.35%, 09/15/25 (Call 06/15/25)[a]	12,645	13,030,116
3.50%, 09/15/56 (Call 03/15/56)[a]	14,007	12,404,173
3.75%, 02/15/24 (Call 11/15/23)	13,176	13,957,242
4.20%, 04/01/43 (Call 10/01/42)	13,143	13,657,882
4.25%, 04/01/46 (Call 10/01/45)	14,899	15,691,174

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.40%, 04/01/21 (Call 01/01/21)[a]	$11,448	$12,394,901
4.40%, 03/15/45 (Call 09/15/44)	13,170	14,142,947
4.88%, 02/15/44 (Call 08/15/43)	9,985	11,424,248
5.88%, 12/16/36	30,007	38,280,950
5.95%, 04/01/41 (Call 10/01/40)	10,722	13,779,571
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	18,396	17,518,945
3.12%, 04/15/22 (Call 01/15/22)	10,154	10,542,509
3.38%, 09/15/25 (Call 06/15/25)[a]	13,940	14,275,426
3.70%, 04/15/46 (Call 10/15/45)[a]	14,465	13,695,009
4.38%, 09/15/45 (Call 03/15/45)	9,865	10,392,405
4.65%, 04/15/42 (Call 10/15/41)	6,016	6,531,843
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	10,380	9,794,737
McDonald’s Corp.
2.63%, 01/15/22[a]	11,072	11,063,049
2.75%, 12/09/20 (Call 11/09/20)	12,140	12,354,542
3.70%, 01/30/26 (Call 10/30/25)[a]	18,020	18,406,871
4.70%, 12/09/35 (Call 06/09/35)	19,547	20,662,410
4.88%, 12/09/45 (Call 06/09/45)	21,504	23,181,841
6.30%, 10/15/37	9,666	12,158,990
6.30%, 03/01/38	9,920	12,474,705
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	15,475	15,488,497
3.85%, 10/01/23 (Call 07/01/23)	3,450	3,712,392

Security	Principal (000s)	Value
Target Corp.
2.50%, 04/15/26[a]	$14,248	$13,429,133
2.90%, 01/15/22	13,349	13,619,807
3.50%, 07/01/24[a]	16,910	17,508,712
3.63%, 04/15/46[a]	14,630	13,334,224
3.88%, 07/15/20	7,696	8,142,640
4.00%, 07/01/42	14,664	14,313,567
6.50%, 10/15/37[a]	1,000	1,314,793
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	11,521	10,627,878
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)[a]	16,584	16,545,021
3.25%, 10/25/20	21,633	22,663,321
3.30%, 04/22/24 (Call 01/22/24)[a]	14,824	15,354,458
3.63%, 07/08/20[a]	19,595	20,707,449
4.00%, 04/11/43 (Call 10/11/42)	10,255	10,344,944
4.25%, 04/15/21[a]	10,749	11,667,760
4.30%, 04/22/44 (Call 10/22/43)[a]	13,163	13,922,596
4.75%, 10/02/43 (Call 04/02/43)[a]	8,777	9,852,425
4.88%, 07/08/40[a]	9,949	11,250,795
5.00%, 10/25/40	16,288	18,731,412
5.25%, 09/01/35	29,468	35,032,316
5.63%, 04/01/40	14,205	17,704,170
5.63%, 04/15/41	22,033	27,406,320
5.88%, 04/05/27[a]	5,939	7,358,395
6.20%, 04/15/38	25,811	33,971,021
6.50%, 08/15/37	35,363	47,938,610
7.55%, 02/15/30	11,697	16,902,572
Walgreen Co.
3.10%, 09/15/22	11,414	11,465,575
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	13,645	13,619,630
3.10%, 06/01/23 (Call 04/01/23)[a]	11,910	11,923,479
3.30%, 11/18/21 (Call 09/18/21)[a]	13,505	13,807,977

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.45%, 06/01/26 (Call 03/01/26)[a]	$24,420	$24,001,136
3.80%, 11/18/24 (Call 08/18/24)	24,115	24,604,033
4.80%, 11/18/44 (Call 05/18/44)	18,655	19,317,174

		1,228,653,097
SEMICONDUCTORS — 1.63%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)[a]	16,303	16,213,997
3.90%, 12/15/25 (Call 09/15/25)	8,000	8,227,414
Applied Materials Inc.
4.30%, 06/15/21	7,894	8,487,685
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[b]	44,250	44,276,957
3.63%, 01/15/24 (Call 11/15/23)[b]	40,080	40,451,481
3.88%, 01/15/27 (Call 10/15/26)[b]	63,234	63,630,110
Intel Corp.
2.45%, 07/29/20	22,045	22,403,787
2.60%, 05/19/26 (Call 02/19/26)[a]	16,350	15,809,330
2.70%, 12/15/22	17,984	18,123,622
3.10%, 07/29/22	10,705	11,047,106
3.30%, 10/01/21[a]	21,693	22,684,791
3.70%, 07/29/25 (Call 04/29/25)[a]	28,015	29,432,144
4.00%, 12/15/32	6,919	7,243,424
4.10%, 05/19/46 (Call 11/19/45)	15,830	15,995,037
4.25%, 12/15/42	10,423	10,794,259
4.80%, 10/01/41[a]	17,518	19,578,311
4.90%, 07/29/45 (Call 01/29/45)	21,124	23,994,450
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)[a]	6,055	6,072,385

Security	Principal (000s)	Value
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	$12,589	$12,359,798
3.20%, 09/16/26 (Call 06/16/26)	7,466	7,244,000
QUALCOMM Inc.
2.25%, 05/20/20	22,619	22,708,162
3.00%, 05/20/22	24,617	24,939,195
3.45%, 05/20/25 (Call 02/20/25)[a]	17,835	18,033,812
4.65%, 05/20/35 (Call 11/20/34)	15,714	16,478,048
4.80%, 05/20/45 (Call 11/20/44)[a]	21,218	22,202,029

		508,431,334
SOFTWARE — 4.31%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a,b]	13,350	12,984,131
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)[a]	2,750	2,688,432
3.00%, 08/15/26 (Call 05/15/26)	14,823	14,047,235
3.50%, 04/15/23 (Call 01/15/23)	11,300	11,466,394
3.63%, 10/15/20 (Call 09/15/20)	18,182	18,832,308
5.00%, 10/15/25 (Call 07/15/25)	18,730	20,502,905
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	7,940	8,007,276
3.85%, 06/01/25 (Call 03/01/25)[a]	11,480	11,775,130
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	45,290	43,991,785
1.85%, 02/12/20 (Call 01/12/20)[a]	9,958	9,990,077
2.00%, 11/03/20 (Call 10/03/20)[a]	29,060	29,158,255

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.00%, 08/08/23 (Call 06/08/23)	$21,149	$20,348,354
2.13%, 11/15/22[a]	7,802	7,632,548
2.38%, 02/12/22 (Call 01/12/22)	29,295	29,375,467
2.38%, 05/01/23 (Call 02/01/23)[a]	12,150	11,974,097
2.40%, 02/06/22 (Call 01/06/22)	15,000	15,052,015
2.40%, 08/08/26 (Call 05/08/26)	50,926	48,360,282
2.65%, 11/03/22 (Call 09/03/22)	16,040	16,187,151
2.70%, 02/12/25 (Call 11/12/24)[a]	24,748	24,381,858
2.88%, 02/06/24 (Call 12/06/23)	25,000	25,156,727
3.00%, 10/01/20	8,903	9,229,786
3.13%, 11/03/25 (Call 08/03/25)[a]	34,272	34,550,744
3.30%, 02/06/27 (Call 11/06/26)	40,000	40,687,544
3.45%, 08/08/36 (Call 02/08/36)	26,424	25,303,319
3.50%, 02/12/35 (Call 08/12/34)	16,032	15,488,632
3.50%, 11/15/42	11,852	10,941,580
3.63%, 12/15/23 (Call 09/15/23)	19,177	20,220,461
3.70%, 08/08/46 (Call 02/08/46)	60,380	57,125,874
3.75%, 02/12/45 (Call 08/12/44)	19,918	18,962,115
3.95%, 08/08/56 (Call 02/08/56)	25,767	24,252,676
4.00%, 02/12/55 (Call 08/12/54)	26,135	24,878,662
4.10%, 02/06/37 (Call 08/06/36)	30,175	31,281,451
4.20%, 11/03/35 (Call 05/03/35)[a]	11,295	11,852,736
4.45%, 11/03/45 (Call 05/03/45)[a]	36,179	38,349,841
4.50%, 10/01/40	9,518	10,236,549

Security	Principal (000s)	Value
4.50%, 02/06/57 (Call 08/06/56)	$26,250	$27,206,650
4.75%, 11/03/55 (Call 05/03/55)[a]	11,410	12,325,461
5.20%, 06/01/39	10,274	12,036,940
5.30%, 02/08/41[a]	12,058	14,377,406
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	35,000	36,146,600
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	55,665	54,621,437
2.40%, 09/15/23 (Call 07/15/23)[a]	26,142	25,553,672
2.50%, 05/15/22 (Call 03/15/22)[a]	38,330	38,291,340
2.50%, 10/15/22[a]	28,400	28,221,674
2.65%, 07/15/26 (Call 04/15/26)[a]	37,610	36,001,195
2.80%, 07/08/21[a]	17,502	17,874,975
2.95%, 05/15/25 (Call 02/15/25)[a]	34,625	34,285,910
3.40%, 07/08/24 (Call 04/08/24)[a]	27,688	28,501,111
3.63%, 07/15/23	12,458	13,066,050
3.85%, 07/15/36 (Call 01/15/36)[a]	9,575	9,494,146
3.88%, 07/15/20	9,651	10,246,157
3.90%, 05/15/35 (Call 11/15/34)	13,397	13,388,488
4.00%, 07/15/46 (Call 01/15/46)[a]	45,255	43,870,401
4.13%, 05/15/45 (Call 11/15/44)	20,856	20,597,642
4.30%, 07/08/34 (Call 01/08/34)[a]	22,861	24,057,403
4.38%, 05/15/55 (Call 11/15/54)[a]	16,739	16,661,507
4.50%, 07/08/44 (Call 01/08/44)[a]	11,468	11,970,792
5.38%, 07/15/40	21,404	25,068,919
6.13%, 07/08/39	13,627	17,376,555
6.50%, 04/15/38	13,889	18,280,599

		1,344,797,427

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 7.30%
AT&T Corp.
8.25%, 11/15/31	$1,336	$1,838,192
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)[a]	36,790	36,833,806
2.63%, 12/01/22 (Call 09/01/22)	23,172	22,487,814
2.80%, 02/17/21 (Call 01/17/21)[a]	23,369	23,409,054
3.00%, 02/15/22[a]	22,128	22,068,606
3.00%, 06/30/22 (Call 04/30/22)	46,050	45,764,016
3.20%, 03/01/22 (Call 02/01/22)	5,000	5,026,282
3.40%, 05/15/25 (Call 02/15/25)[a]	57,594	55,735,303
3.60%, 02/17/23 (Call 12/17/22)[a]	31,410	31,719,275
3.80%, 03/15/22[a]	20,142	20,752,206
3.80%, 03/01/24 (Call 01/01/24)	5,000	5,054,479
3.88%, 08/15/21[a]	28,748	29,829,339
3.90%, 03/11/24 (Call 12/11/23)	15,377	15,612,805
3.95%, 01/15/25 (Call 10/15/24)	16,610	16,716,968
4.13%, 02/17/26 (Call 11/17/25)[a]	30,123	30,558,648
4.25%, 03/01/27 (Call 12/01/26)	15,000	15,255,894
4.30%, 12/15/42 (Call 06/15/42)	21,476	18,878,912
4.35%, 06/15/45 (Call 12/15/44)[a]	37,566	33,290,437
4.45%, 05/15/21[a]	15,595	16,539,510
4.45%, 04/01/24 (Call 01/01/24)	12,111	12,674,894
4.50%, 05/15/35 (Call 11/15/34)[a]	33,954	32,328,490
4.50%, 03/09/48 (Call 09/09/47)	25,696	23,059,033
4.55%, 03/09/49 (Call 09/09/48)	29,054	26,096,399

Security	Principal (000s)	Value
4.60%, 02/15/21 (Call 11/15/20)	$12,495	$13,313,055
4.75%, 05/15/46 (Call 11/15/45)	51,214	47,950,250
4.80%, 06/15/44 (Call 12/15/43)	34,675	32,856,608
5.00%, 03/01/21[a]	15,259	16,489,976
5.15%, 03/15/42	16,095	15,946,514
5.20%, 03/15/20	11,075	11,960,147
5.25%, 03/01/37 (Call 09/01/36)	25,000	25,760,385
5.35%, 09/01/40[a]	28,819	29,364,982
5.45%, 03/01/47 (Call 09/01/46)	21,935	22,516,615
5.55%, 08/15/41[a]	14,423	15,029,271
5.65%, 02/15/47 (Call 08/15/46)[a]	15,929	16,850,529
5.70%, 03/01/57 (Call 09/01/56)	10,000	10,303,421
6.00%, 08/15/40 (Call 05/15/40)	18,475	20,349,058
6.30%, 01/15/38	17,178	19,497,537
6.38%, 03/01/41	18,557	21,131,615
6.50%, 09/01/37	2,075	2,413,846
6.55%, 02/15/39	10,075	11,704,748
British Telecommunications PLC
9.13%, 12/15/30	32,826	48,918,054
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	29,640	29,067,331
2.20%, 02/28/21[a]	30,308	30,348,928
2.20%, 09/20/23 (Call 07/20/23)	11,450	11,074,719
2.45%, 06/15/20[a]	18,940	19,219,026
2.50%, 09/20/26 (Call 06/20/26)[a]	16,447	15,755,254
2.95%, 02/28/26[a]	9,750	9,706,908
3.63%, 03/04/24[a]	14,906	15,690,618
5.50%, 01/15/40[a]	19,503	24,077,068
5.90%, 02/15/39	25,433	32,593,893
Deutsche Telekom International Finance BV
8.75%, 06/15/30	37,206	54,827,338

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
New Cingular Wireless Services Inc.
8.75%, 03/01/31	$10,969	$15,626,395
Orange SA
4.13%, 09/14/21[a]	11,669	12,331,846
5.38%, 01/13/42	12,542	14,148,675
5.50%, 02/06/44 (Call 08/06/43)[a]	9,307	10,744,670
9.00%, 03/01/31[a]	28,643	42,662,119
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	7,759	8,182,354
5.00%, 03/15/44 (Call 09/15/43)[a]	12,294	13,239,713
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	9,205	9,798,033
5.13%, 04/27/20[a]	16,928	18,180,218
5.46%, 02/16/21[a]	14,053	15,426,436
7.05%, 06/20/36[a]	20,895	25,108,036
Telefonica Europe BV
8.25%, 09/15/30	12,388	16,698,121
Verizon Communications Inc.
1.75%, 08/15/21 (Call 07/15/21)	12,922	12,373,035
2.45%, 11/01/22 (Call 08/01/22)[a]	23,726	23,016,547
2.63%, 08/15/26[a]	20,531	18,795,607
2.95%, 03/15/22[b]	32,710	32,645,094
3.00%, 11/01/21 (Call 09/01/21)	18,078	18,224,797
3.45%, 03/15/21[a]	12,685	13,063,593
3.50%, 11/01/21[a]	18,711	19,263,586
3.50%, 11/01/24 (Call 08/01/24)	37,505	37,534,693
3.85%, 11/01/42 (Call 05/01/42)	15,524	13,152,695
4.13%, 08/15/46[a]	10,150	8,887,638
4.15%, 03/15/24 (Call 12/15/23)	16,729	17,442,134
4.27%, 01/15/36	29,693	28,012,845
4.40%, 11/01/34 (Call 05/01/34)	39,399	37,909,820
4.50%, 09/15/20	40,976	43,766,224
4.52%, 09/15/48	73,390	67,290,454
4.60%, 04/01/21[a]	15,724	16,872,640

Security	Principal (000s)	Value
4.67%, 03/15/55[a]	$62,340	$56,790,848
4.75%, 11/01/41[a]	7,378	7,165,680
4.81%, 03/15/39[b]	21,960	21,824,538
4.86%, 08/21/46	58,947	57,659,326
5.01%, 04/15/49[b]	37,193	36,569,065
5.01%, 08/21/54	66,060	63,665,563
5.05%, 03/15/34 (Call 12/15/33)	17,177	17,715,449
5.15%, 09/15/23	103,652	114,069,378
6.00%, 04/01/41	4,973	5,669,064
6.40%, 09/15/33	4,711	5,611,609
6.40%, 02/15/38	700	834,114
6.55%, 09/15/43	44,939	55,062,552
Vodafone Group PLC
2.50%, 09/26/22[a]	11,468	11,155,913
2.95%, 02/19/23[a]	18,802	18,483,549
4.38%, 02/19/43[a]	13,257	12,125,278
6.15%, 02/27/37	17,248	19,687,336

		2,280,735,336
TRANSPORTATION — 0.83%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	950	951,188
3.85%, 09/01/23 (Call 06/01/23)	11,204	11,886,339
3.90%, 08/01/46 (Call 02/01/46)[a]	8,975	8,825,881
4.15%, 04/01/45 (Call 10/01/44)	11,776	11,965,907
4.45%, 03/15/43 (Call 09/15/42)[a]	12,386	13,050,153
4.55%, 09/01/44 (Call 03/01/44)	15,210	16,398,522
4.90%, 04/01/44 (Call 10/01/43)	9,630	10,869,824
5.75%, 05/01/40 (Call 11/01/39)	11,642	14,334,286
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)[a]	10,673	12,827,618
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)[a]	2,460	2,315,770

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
3.80%, 11/01/46 (Call 05/01/46)	$4,670	$4,333,766
4.10%, 03/15/44 (Call 09/15/43)[a]	10,570	10,282,498
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	6,210	6,198,928
4.00%, 01/15/24	8,299	8,798,878
4.40%, 01/15/47 (Call 07/15/46)[a]	8,500	8,443,064
4.55%, 04/01/46 (Call 10/01/45)	15,710	16,073,204
4.75%, 11/15/45 (Call 05/15/45)	18,370	19,259,608
5.10%, 01/15/44	13,549	14,786,383
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	6,590	6,305,127
4.16%, 07/15/22 (Call 04/15/22)[a]	9,458	10,180,307
United Parcel Service Inc.
2.45%, 10/01/22[a]	11,941	11,965,653
3.13%, 01/15/21[a]	17,031	17,660,580
6.20%, 01/15/38	16,815	22,263,748

		259,977,232
WATER — 0.00%
American Water Capital Corp.
6.59%, 10/15/37	965	1,289,064

		1,289,064

TOTAL CORPORATE BONDS & NOTES
(Cost: $31,266,555,081)		30,890,333,686

SHORT-TERM INVESTMENTS — 9.17%

MONEY MARKET FUNDS — 9.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	2,651,900	2,652,961,088
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	212,138	212,138,298

		2,865,099,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,864,183,437)		2,865,099,386

Value
TOTAL INVESTMENTS IN SECURITIES — 108.06%
(Cost: $34,130,738,518)[g]	$33,755,433,072
Other Assets, Less Liabilities — (8.06)%	(2,517,240,066)

NET ASSETS — 100.00%	$31,238,193,006

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $34,139,743,080. Net unrealized depreciation was $384,310,008, of which $136,429,762 represented gross unrealized appreciation on securities and $520,739,770 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$—	$16,970	$(300)	$16,670	$16,505,304	$187,546	$(885)
2.20%, 01/28/19	6,275	—	(6,275)	—	—	2,602	(53,213)
2.25%, 07/02/19	7,750	1,400	(9,150)	—	—	78,263	157,912
2.30%, 06/01/20	—	9,050	(20)	9,030	9,070,802	35,989	(391)
2.40%, 10/18/19	12,750	3,000	(12,030)	3,720	3,766,187	249,048	151,409
2.45%, 11/05/20	2,400	9,950	(5,440)	6,910	6,950,637	174,320	(9,863)
2.55%, 12/09/21	—	8,500	(40)	8,460	8,457,408	39,155	(369)
2.60%, 07/21/20	11,000	1,880	(5,440)	7,440	7,529,061	262,025	38,374
2.70%, 11/01/22	9,587	9,275	(12,370)	6,492	6,455,534	347,919	(7,426)
2.95%, 01/30/23	7,300	5,113	(60)	12,353	12,353,414	235,321	(171)
2.95%, 02/23/25	17,300	6,500	(11,470)	12,330	12,213,507	525,041	289,824
3.25%, 06/01/25	—	13,480	(240)	13,240	13,379,932	104,367	(587)
3.80%, 07/25/23	15,653	8,000	(13,630)	10,023	10,488,263	344,252	662,082
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22[a]	9,569	2,750	(2,090)	10,229	10,566,238	291,457	73,846
3.90%, 04/29/24	12,540	3,100	(5,380)	10,260	10,627,282	483,668	321,404
4.38%, 08/11/20[a]	10,724	50	(2,070)	8,704	9,284,792	273,114	111,587
5.13%, 02/08/20[a]	3,965	1,100	(40)	5,025	5,442,429	133,297	1,064

					$143,090,790	$3,767,384	$1,734,597

[a]	Security name at the beginning of the year was PNC Funding Corp.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$30,890,333,686	$—	$30,890,333,686
Money market funds	2,865,099,386	—	—	2,865,099,386

Total	$2,865,099,386	$30,890,333,686	$—	$33,755,433,072

See notes to financial statements.

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2017

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$18,239,893,331	$31,122,697,890
Affiliated (Note 2)	5,118,428,075	3,008,040,628

Total cost of investments	$23,358,321,406	$34,130,738,518

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$18,176,865,396	$30,747,242,896
Affiliated (Note 2)	5,120,059,646	3,008,190,176

Total fair value of investments	23,296,925,042	33,755,433,072
Cash	807,948	1,969
Receivables:
Investment securities sold	32,516,449	99,757,387
Due from custodian (Note 4)	21,892,714	10,653,946
Dividends and interest	305,209,539	311,860,875
Capital shares sold	—	15,859,968

Total Assets	23,657,351,692	34,193,567,217

LIABILITIES
Payables:
Investment securities purchased	132,191,019	300,126,605
Collateral for securities on loan (Note 1)	4,922,149,765	2,651,786,108
Capital shares redeemed	1,086,439	146,711
Securities related to in-kind transactions (Note 4)	494,911	—
Investment advisory fees (Note 2)	6,930,926	3,314,787

Total Liabilities	5,062,853,060	2,955,374,211

NET ASSETS	$18,594,498,632	$31,238,193,006

Net assets consist of:
Paid-in capital	$19,338,639,058	$31,652,588,981
Undistributed net investment income	81,280,724	75,158,186
Accumulated net realized loss	(764,024,786)	(114,248,715)
Net unrealized depreciation	(61,396,364)	(375,305,446)

NET ASSETS	$18,594,498,632	$31,238,193,006

Shares outstanding[b]	211,100,000	263,800,000

Net asset value per share	$88.08	$118.42

[a]	Securities on loan with values of $4,694,244,703 and $2,557,077,078, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2017

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$499,585	$324,646
Interest — unaffiliated	971,160,835	988,504,096
Interest — affiliated (Note 2)	—	3,767,384
Securities lending income — affiliated — net (Note 2)	24,362,507	9,083,144

Total investment income	996,022,927	1,001,679,270

EXPENSES
Investment advisory fees (Note 2)	82,652,331	43,549,933

Total expenses	82,652,331	43,549,933

Net investment income	913,370,596	958,129,337

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(306,097,257)	17,438,316
Investments — affiliated (Note 2)	173,886	484,672
In-kind redemptions — unaffiliated	469,617,092	632,300,067
In-kind redemptions — affiliated (Note 2)	—	1,508,956
Realized gain distributions from affiliated funds	11,174	10,544

Net realized gain	163,704,895	651,742,555

Net change in unrealized appreciation/depreciation	1,590,409,253	47,173,262

Net realized and unrealized gain	1,754,114,148	698,915,817

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,667,484,744	$1,657,045,154

See notes to financial statements.

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$913,370,596	$817,123,862	$958,129,337	$776,260,988
Net realized gain (loss)	163,704,895	(550,544,427)	651,742,555	(23,933,659)
Net change in unrealized appreciation/depreciation	1,590,409,253	(1,614,136,767)	47,173,262	(1,243,443,520)

Net increase (decrease) in net assets resulting from operations	2,667,484,744	(1,347,557,332)	1,657,045,154	(491,116,191)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(894,276,174)	(826,678,362)	(950,827,137)	(766,535,606)

Total distributions to shareholders	(894,276,174)	(826,678,362)	(950,827,137)	(766,535,606)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,246,586,037	15,759,326,271	25,263,588,527	21,273,520,436
Cost of shares redeemed	(24,969,218,372)	(16,062,347,566)	(19,802,911,391)	(16,988,727,472)

Net increase (decrease) in net assets from capital share transactions	1,277,367,665	(303,021,295)	5,460,677,136	4,284,792,964

INCREASE (DECREASE) IN NET ASSETS	3,050,576,235	(2,477,256,989)	6,166,895,153	3,027,141,167

NET ASSETS
Beginning of year	15,543,922,397	18,021,179,386	25,071,297,853	22,044,156,686

End of year	$18,594,498,632	$15,543,922,397	$31,238,193,006	$25,071,297,853

Undistributed net investment income included in net assets at end of year	$81,280,724	$62,175,544	$75,158,186	$67,846,436

SHARES ISSUED AND REDEEMED
Shares sold	310,500,000	188,200,000	210,900,000	183,000,000
Shares redeemed	(295,900,000)	(188,200,000)	(165,500,000)	(146,100,000)

Net increase in shares outstanding	14,600,000	—	45,400,000	36,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	79

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$79.10	$91.71	$94.64	$93.71	$91.40

Income from investment operations:
Net investment income[a]	4.64	4.79	4.96	5.58	6.15
Net realized and unrealized gain (loss)[b]	8.89	(12.62)	(2.89)	0.98	2.31

Total from investment operations	13.53	(7.83)	2.07	6.56	8.46

Less distributions from:
Net investment income	(4.55)	(4.78)	(5.00)	(5.63)	(6.15)

Total distributions	(4.55)	(4.78)	(5.00)	(5.63)	(6.15)

Net asset value, end of year	$88.08	$79.10	$91.71	$94.64	$93.71

Total return	17.54%	(8.76)%	2.22%	7.31%	9.68%

Ratios/Supplemental data:
Net assets, end of year (000s)	$18,594,499	$15,543,922	$18,021,179	$13,580,859	$15,077,490
Ratio of expenses to average net assets	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.46%	5.60%	5.37%	6.01%	6.73%
Portfolio turnover rate[c]	13%	11%	11%	11%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$114.80	$121.46	$117.02	$120.06	$116.86

Income from investment operations:
Net investment income[a]	3.88	4.00	4.06	4.25	4.60
Net realized and unrealized gain (loss)[b]	3.63	(6.70)	4.42	(2.94)	3.22

Total from investment operations	7.51	(2.70)	8.48	1.31	7.82

Less distributions from:
Net investment income	(3.89)	(3.96)	(4.04)	(4.35)	(4.61)
Net realized gain	—	—	—	—	(0.01)

Total distributions	(3.89)	(3.96)	(4.04)	(4.35)	(4.62)

Net asset value, end of year	$118.42	$114.80	$121.46	$117.02	$120.06

Total return	6.57%	(2.19)%	7.35%	1.19%	6.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$31,238,193	$25,071,298	$22,044,157	$16,898,301	$24,037,003
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.24%	3.44%	3.42%	3.66%	3.87%
Portfolio turnover rate[c]	11%	13%	9%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$614,071,338	$614,071,338	$—
BMO Capital Markets	171,386,055	171,386,055	—
BNP Paribas New York Branch	17,252,319	17,252,319	—
BNP Paribas Prime Brokerage Inc.	51,621,008	51,621,008	—
BNP Paribas Prime Brokerage International Ltd.	71,050,830	71,050,830	—
Citigroup Global Markets Inc.	713,433,760	713,433,760	—
Credit Suisse Securities (USA) LLC	263,785,945	263,785,945	—
Deutsche Bank Securities Inc.	407,200,560	407,200,560	—
Goldman Sachs & Co.	254,495,119	254,495,119	—
HSBC Securities (USA) Inc.	14,426,674	14,426,674	—
ING Financial Markets LLC	12,014,363	12,014,363	—
Jefferies LLC	82,802,542	82,802,542	—
JPMorgan Securities LLC	872,727,259	872,727,259	—
Merrill Lynch, Pierce, Fenner & Smith	167,417,690	167,417,690	—
Morgan Stanley & Co. LLC	221,856,308	221,856,308	—
MUFG Securities Americas Inc.	546,863	546,863	—
RBC Capital Markets LLC	245,295,822	245,295,822	—
Scotia Capital (USA) Inc.	13,813,058	13,813,058	—
SG Americas Securities LLC	212,891,987	212,891,987	—
State Street Bank & Trust Company	10,452,334	10,452,334	—
UBS Securities LLC	189,657,196	189,657,196	—
Wells Fargo Securities LLC	86,045,673	86,045,673	—

	$4,694,244,703	$4,694,244,703	$—

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$128,471,878	$128,471,878	$—
BMO Capital Markets	9,092,368	9,092,368	—
BNP Paribas New York Branch	2,978,911	2,978,911	—
BNP Paribas Prime Brokerage Inc.	28,093,131	28,093,131	—
BNP Paribas Prime Brokerage International Ltd.	49,369,590	49,369,590	—
Citigroup Global Markets Inc.	121,546,904	121,546,904	—
Credit Suisse Securities (USA) LLC	93,654,646	93,654,646	—
Deutsche Bank Securities Inc.	45,683,096	45,683,096	—
Goldman Sachs & Co.	397,645,501	397,645,501	—
HSBC Securities (USA) Inc.	180,740,240	180,740,240	—
ING Financial Markets LLC	6,171,618	6,171,618	—
Jefferies LLC	66,550,300	66,550,300	—
JPMorgan Securities LLC	405,736,447	405,736,447	—
Merrill Lynch, Pierce, Fenner & Smith	176,725,438	176,725,438	—
Morgan Stanley & Co. LLC	154,409,601	154,409,601	—
MUFG Securities Americas Inc.	69,260,174	69,260,174	—
RBC Capital Markets LLC	130,303,772	130,303,772	—
RBS Securities Inc.	12,421,579	12,421,579	—
Scotia Capital (USA) Inc.	10,364,054	10,364,054	—
SG Americas Securities LLC	181,795,079	181,795,079	—
State Street Bank & Trust Company	1,070,463	1,070,463	—
UBS Securities LLC	123,720,132	123,720,132	—
Wells Fargo Securities LLC	161,272,156	161,272,156	—

	$2,557,077,078	$2,557,077,078	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $47 billion[b]
0.4287	[a]	Over $47 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was amended effective July 1, 2016.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$7,084,213
iBoxx $ Investment Grade Corporate Bond	3,057,252

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$111,953,277
iBoxx $ Investment Grade Corporate Bond	282,963,210	788,507,981

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$3,243,637,059	$2,176,524,716
iBoxx $ Investment Grade Corporate Bond	14,467,969	53,295,749	4,426,841,713	3,234,189,359

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$24,584,810,590	$24,238,507,974
iBoxx $ Investment Grade Corporate Bond	23,911,121,116	19,450,930,889

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2017, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$460,939,695	$10,758	$(460,950,453)
iBoxx $ Investment Grade Corporate Bond	626,769,771	9,550	(626,779,321)

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

iShares ETF	2017	2016
iBoxx $ High Yield Corporate Bond
Ordinary income	$894,276,174	$826,678,362

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$950,827,137	$766,535,606

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBoxx $ High Yield Corporate Bond	$81,280,724	$(763,658,492)	$(61,762,658)	$(744,140,426)
iBoxx $ Investment Grade Corporate Bond	75,158,186	(105,244,153)	(384,310,008)	(414,395,975)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$763,480,673	$177,819	$763,658,492
iBoxx $ Investment Grade Corporate Bond	105,244,153	—	105,244,153

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	91

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2017, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
iBoxx $ High Yield Corporate Bond	$539,063,258
iBoxx $ Investment Grade Corporate Bond	736,620,700

TAX INFORMATION	93

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ High Yield Corporate Bond	$4.552568	$—	$—	$4.552568	100%	—%	—%		100%
iBoxx $ Investment Grade Corporate Bond	3.877423	—	0.013027	3.890450	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for the Fund.

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.16%
Greater than 1.5% and Less than 2.0%	3	0.24
Greater than 1.0% and Less than 1.5%	43	3.42
Greater than 0.5% and Less than 1.0%	284	22.57
Between 0.5% and –0.5%	898	71.38
Less than –0.5% and Greater than –1.0%	24	1.91
Less than –1.0% and Greater than –1.5%	2	0.16
Less than –1.5% and Greater than –2.0%	2	0.16

	1,258	100.00%

iShares iBoxx $ Investment Grade Corporate Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.32
Greater than 0.5% and Less than 1.0%	122	9.70
Between 0.5% and –0.5%	1,124	89.34
Less than –0.5% and Greater than –1.0%	7	0.56

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2016 was USD 2.02 million. This figure is comprised of fixed remuneration of USD 793.87 thousand and variable remuneration of USD 1.22 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 279.1 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 67.24 thousand.

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2016 was USD 2.89 million. This figure is comprised of fixed remuneration of USD 1.14 million and variable remuneration of USD 1.75 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 399.51 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 96.25 thousand.

SUPPLEMENTAL INFORMATION	97

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (46)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009); Managing Director, BGI (2008-2009); Principal, BGI (1996-2008).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

[d]	Manish Mehta served as President until October 15, 2016.

TRUSTEE AND OFFICER INFORMATION	101

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0217

FEBRUARY 28, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
➢	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca
➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

The U.S. bond market edged higher during the 12 months ended February 28, 2017 (the “reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.42% for the reporting period.

Overall, the U.S. economy grew by 1.6% in 2016, down from 2.6% in 2015 and the slowest calendar-year growth rate since 2011. Job growth remained robust as the unemployment rate stayed at or below 5%, and retail sales grew by 5.7% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, industrial production and business productivity were relatively flat for the reporting period, registering gains of 0.3% and 0.2%, respectively.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The consumer price index rose by 2.7% for the reporting period, the highest inflation rate since March 2012. The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the U.S. Federal Reserve Bank (the “Fed”) on hold for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

U.S. bond yields generally declined during the first half of the reporting period, reflecting the uncertain economic environment and global geopolitical turmoil, including the “Brexit” referendum (an affirmative vote for the U.K. to leave the European Union), terrorist attacks in France, and an attempted coup in Turkey. However, bond yields began to reverse course during the third quarter of 2016 and rose sharply following the outcome of the U.S. presidential election in November 2016. The election of Donald Trump fueled expectations that new fiscal policies aimed at stimulating economic growth would lead to rising inflation and more Fed interest rate increases in 2017. Intermediate-term bond yields rose the most during the reporting period, while short-term yields tracked the December interest rate increase.

Corporate bonds generated strong returns, advancing by 6.5% for the reporting period. Continued investor demand for the relatively high yields of corporate bonds provided a favorable environment for performance. This was especially true for lower-rated corporate bonds, which outperformed higher-rated bonds during the reporting period. Within the corporate sector, bonds issued by energy and commodity-related companies were the best performers, while utilities lagged.

Mortgage-backed securities posted modest gains, returning approximately 0.5% for the reporting period. Mortgage refinancing activity declined during the reporting period, which provided some measure of support to the mortgage-backed sector. However, investor concerns that the Fed may be reducing its $1.7 trillion position in mortgage-backed securities put downward pressure on the sector. Within the mortgage-backed sector, commercial mortgage-backed securities outperformed those backed by residential mortgages.

U.S. Treasury bonds underperformed the other segments of the U.S. bond market, declining by just over 1% for the reporting period. Rising interest rates detracted from performance in the Treasury sector, which has greater interest-rate sensitivity than other fixed-income sectors. Increased investor demand for lower-rated bonds also weighed on Treasury bonds. Short-term Treasury securities produced modestly positive returns for the reporting period, while intermediate and long-term Treasury bonds declined.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE 5-10 YEAR USD BOND ETF

Performance as of February 28, 2017

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(1.01)%	(1.19)%	(1.02)%

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

For the fiscal period ended 2/28/17, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16) [a]	Ending Account Value (2/28/17)	Expenses Paid During Period [b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$989.90	$0.19	$1,000.00	$1,024.50	$0.30	0.06%

[a]	The beginning of the period (commencement of operations) is November 1, 2016.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (119 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period from November 1, 2016 (inception date of the Fund) through February 28, 2017, the total return for the Fund was -1.01%, net of fees, while the total return for the Index was -1.02%.

Intermediate-term U.S. dollar-denominated investment-grade and high-yield bonds, as represented by the Index, declined during the abbreviated reporting period.

The reporting period was characterized by rising interest rates in the wake of the November 2016 U.S. presidential election. Improving economic growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target to a range of 0.50%-0.75% in December 2016.

Among the broad sectors represented in the Index, Treasury securities were the most significant detractor from the Index’s performance. Mortgage-backed securities (“MBS”), which made up more than 45% of the Index on average during the reporting period, also declined. MBS tend to perform best when interest rates are relatively stable and their comparatively higher coupon payments make up a larger portion of total return. However, MBS typically face challenges when interest rates fall or rise relatively quickly, as happened during the reporting, because rapid moves in interest rates lead to changes in refinancing activity for the underlying mortgages.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

In contrast, high-yield corporate bonds posted gains for the reporting period. These securities were supported by strong investor demand for yield, improving economic growth, healthier corporate balance sheets, and falling default rates. High yield corporate securities also benefited from proposed reforms by the new U.S. presidential administration, which called for lower corporate tax rates and lower tax penalties for companies that repatriate profits held overseas. U.S. dollar-denominated foreign sovereign bonds were the only other broad sector in the Index to rise.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	65.26%
Corporate Bonds & Notes	27.38
Foreign Government Obligations	5.49
Collateralized Mortgage Obligations	1.87

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	67.84%
Aa	3.07
A	7.96
Baa	9.70
Ba	5.48
B	4.29
Caa	0.73
Not Rated	0.93

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE 10+ YEAR USD BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.08%	5.60%	6.12%	6.08%	5.60%	6.12%
5 Years	4.30%	4.48%	4.46%	23.42%	24.49%	24.36%
Since Inception	7.05%	7.07%	7.25%	63.57%	63.81%	65.80%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$938.70	$0.43	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (formerly the Barclays U.S. Universal 10+ Year Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 6.08%, net of fees, while the total return for the Index was 6.12%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	54.20%
U.S. Government & Agency Obligations	33.53
Foreign Government Obligations	7.74
Municipal Debt Obligations	4.53

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	35.40%
Aa	8.11
A	21.95
Baa	26.25
Ba	4.98
B	1.58
Caa	0.48
Ca	0.01
Not Rated	1.24

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statisticalrating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of February 28, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.34%	1.16%	1.42%	1.34%	1.16%	1.42%
5 Years	2.16%	2.13%	2.24%	11.28%	11.11%	11.69%
10 Years	4.14%	4.10%	4.28%	50.07%	49.51%	52.05%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.80	$0.25	$1,000.00	$1,024.50	$0.25	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (formerly the Barclays U.S. Aggregate Bond Index) (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2017, the total return for the Fund was 1.34%, net of fees, while the total return for the Index was 1.42%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	67.99%
Corporate Bonds & Notes	26.74
Foreign Government Obligations	3.40
Collateralized Mortgage Obligations	1.12
Municipal Debt Obligations	0.75

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	71.83%
Aa	3.94
A	10.43
Baa	12.67
Ba	0.71
Not Rated	0.42

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 (or commencement of operations, as applicable) and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.85%

MORTGAGE-BACKED SECURITIES — 1.85%
CSAIL Commercial Mortgage Trust Series 2015-C1, Class B
4.04%, 04/15/50[a]	$130	$133,314
GS Mortgage Securities Trust Series 2014-GC22, Class A5
3.86%, 06/10/47	140	146,990
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4
3.18%, 03/10/46	170	174,185

		454,489

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $466,229)		454,489

CORPORATE BONDS & NOTES — 27.02%

ADVERTISING — 0.10%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	25,045

		25,045
AEROSPACE & DEFENSE — 0.62%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	25	25,887
BAE Systems Holdings Inc.
3.80%, 10/07/24[c]	25	25,856
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	25	25,596
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)[b]	50	51,375
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)[b]	25	24,176

		152,890
AGRICULTURE — 0.31%
Altria Group Inc.
2.85%, 08/09/22	25	24,990
Philip Morris International Inc.
3.60%, 11/15/23	25	25,926
Reynolds American Inc.
4.00%, 06/12/22	25	26,273

		77,189

Security	Principal (000s)	Value
APPAREL — 0.10%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[c]	$25	$24,781

		24,781
AUTO MANUFACTURERS — 0.31%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	25	25,694
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	25	25,338
Toyota Motor Credit Corp.
2.80%, 07/13/22	25	25,301

		76,333
AUTO PARTS & EQUIPMENT — 0.21%
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[b]	25	26,125
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)[b]	25	25,969

		52,094
BANKS — 3.63%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	25	25,084
Bank of America Corp.
3.30%, 01/11/23	50	50,398
4.45%, 03/03/26	50	51,764
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	25	24,824
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	24,214
Bank of Nova Scotia (The)
4.50%, 12/16/25	25	26,060
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	25	25,182
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	24,550
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	24,025
4.40%, 06/10/25	25	25,691
Commonwealth Bank of Australia
2.85%, 05/18/26[c]	25	24,147
Deutsche Bank AG/London
3.70%, 05/30/24[b]	25	24,429

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	$25	$25,670
3.75%, 02/25/26 (Call 11/25/25)	25	25,278
HSBC Holdings PLC
4.00%, 03/30/22	25	26,146
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	50	49,070
3.30%, 04/01/26 (Call 01/01/26)	25	24,655
3.63%, 05/13/24	25	25,657
4.13%, 12/15/26	25	25,614
KfW
2.50%, 11/20/24	25	25,074
Morgan Stanley
3.13%, 07/27/26[b]	25	24,025
3.75%, 02/25/23	25	25,861
4.00%, 07/23/25	25	25,854
4.10%, 05/22/23	25	25,936
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	25	24,170
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	25	25,902
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	25	26,571
Santander UK PLC
4.00%, 03/13/24	25	26,072
State Street Corp.
2.65%, 05/19/26[b]	35	33,588
Sumitomo Mitsui Financial Group Inc.
3.78%, 03/09/26	25	25,566
Wells Fargo & Co.
4.10%, 06/03/26[b]	25	25,605
4.48%, 01/16/24	25	26,794

		893,476
BEVERAGES — 0.52%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	25	25,531
3.65%, 02/01/26 (Call 11/01/25)[b]	25	25,416
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	25	24,814
Coca-Cola Co. (The)
2.50%, 04/01/23[b]	25	24,867
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	25	26,379

		127,007

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.31%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	$25	$25,759
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	25	25,570
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	25	25,365

		76,694
BUILDING MATERIALS — 0.11%
Standard Industries Inc./NJ
6.00%, 10/15/25 (Call 10/15/20)[c]	25	26,563

		26,563
CHEMICALS — 0.63%
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	25	26,531
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	25,481
LYB International Finance BV
4.00%, 07/15/23	25	26,307
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[b]	25	26,016
NOVA Chemicals Corp.
5.25%, 08/01/23 (Call 08/01/18)[c]	25	25,750
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	25	24,532

		154,617
COAL — 0.10%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	25	24,375

		24,375
COMMERCIAL SERVICES — 0.43%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[b]	25	25,000
ERAC USA Finance LLC
3.85%, 11/15/24 (Call 08/15/24)[c]	25	25,582
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[c]	25	27,344
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)[b]	25	26,550

		104,476

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
COMPUTERS — 0.99%
Apple Inc.
3.25%, 02/23/26 (Call 11/23/25)	$25	$25,378
3.45%, 05/06/24	25	25,930
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 06/15/26 (Call 03/15/26)[c]	25	27,545
7.13%, 06/15/24 (Call 06/15/19)[c]	25	27,623
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	25	26,045
International Business Machines Corp.
7.00%, 10/30/25	25	32,118
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)[b]	25	25,594
Seagate HDD Cayman
4.75%, 06/01/23[b]	25	25,056
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	25	29,250

		244,539
DIVERSIFIED FINANCIAL SERVICES — 1.04%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)[b]	25	26,406
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	25	25,374
Ameriprise Financial Inc.
4.00%, 10/15/23	25	26,490
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	24,750
International Lease Finance Corp.
5.88%, 08/15/22	25	28,185
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	25	24,801
Navient Corp.
5.50%, 01/25/23[b]	25	23,938
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)[b]	25	25,855
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	25	25,419
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	25	25,329

		256,547

Security	Principal (000s)	Value
ELECTRIC — 1.95%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[e]	$200	$202,567
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[b,c]	25	26,375
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	25,427
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	25	24,563
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[c]	25	25,169
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	25	26,065
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	25	25,759
NRG Energy Inc.
7.25%, 05/15/26 (Call 05/15/21)	25	25,719
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	25	23,958
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	25	24,593
3.25%, 07/01/26 (Call 04/01/26)	25	24,311
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	25	24,958

		479,464
ENGINEERING & CONSTRUCTION — 0.11%
AECOM
5.75%, 10/15/22 (Call 10/15/17)	25	26,344

		26,344
ENTERTAINMENT — 0.21%
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/31/17)[b]	25	26,156
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	25	26,531

		52,687
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	25	26,052

		26,052
FOOD — 0.43%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[c]	25	26,500

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$25	$23,562
Post Holdings Inc.
7.75%, 03/15/24 (Call 09/15/18)[c]	50	55,500

		105,562
GAS — 0.10%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	25	25,344

		25,344
HEALTH CARE – PRODUCTS — 0.31%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	25	25,626
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	25	25,090
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)[b]	25	24,773

		75,489
HEALTH CARE – SERVICES — 0.73%
Aetna Inc.
3.20%, 06/15/26 (Call 03/16/17)	25	25,255
Anthem Inc.
3.30%, 01/15/23	25	25,204
DaVita Inc.
5.13%, 07/15/24 (Call 07/15/19)[b]	25	25,516
HCA Inc.
5.38%, 02/01/25[b]	50	52,312
Tenet Healthcare Corp.
8.13%, 04/01/22[b]	25	26,188
UnitedHealth Group Inc.
3.35%, 07/15/22	25	26,001

		180,476
HOME BUILDERS — 0.10%
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	25	25,313

		25,313
HOUSEHOLD PRODUCTS & WARES — 0.11%
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	25	26,563

		26,563
HOUSEWARES — 0.11%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	25	26,045

		26,045

Security	Principal (000s)	Value
INSURANCE — 0.74%
Aflac Inc.
3.63%, 11/15/24	$25	$25,833
Allstate Corp. (The)
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[b]	25	26,896
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	25	25,313
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	25	25,656
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[b]	25	25,642
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	25	25,092
Prudential Financial Inc.
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	25	26,854

		181,286
INTERNET — 0.21%
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	25	24,495
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	25	26,098

		50,593
IRON & STEEL — 0.23%
ArcelorMittal
6.13%, 06/01/25	25	28,093
Vale Overseas Ltd.
6.25%, 08/10/26	25	27,594

		55,687
LODGING — 0.10%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[b,c]	25	25,563

		25,563
MACHINERY — 0.20%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[b]	25	24,991
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	25	25,090

		50,081

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MANUFACTURING — 0.21%
General Electric Co.
2.70%, 10/09/22[b]	$25	$25,318
3.45%, 05/15/24 (Call 02/13/24)	25	26,021

		51,339
MEDIA — 1.32%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/26 (Call 02/15/21)[c]	25	26,750
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	25	26,375
Comcast Corp.
3.15%, 03/01/26 (Call 12/01/25)[b]	25	24,654
Cox Communications Inc.
3.25%, 12/15/22[c]	25	24,390
CSC Holdings LLC
5.25%, 06/01/24	50	50,313
DISH DBS Corp.
5.88%, 11/15/24[b]	25	26,625
iHeartCommunications Inc.
9.00%, 09/15/22 (Call 09/15/17)	25	20,125
Sirius XM Radio Inc.
6.00%, 07/15/24 (Call 07/15/19)[b,c]	25	26,625
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	25	24,637
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[c]	25	25,000
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	25	25,814
Walt Disney Co. (The)
1.85%, 07/30/26	25	22,667

		323,975
MINING — 0.65%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	25	26,938
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[c]	25	28,922
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	25	23,219
Glencore Finance Canada Ltd.
4.25%, 10/25/22[c]	25	26,189

Security	Principal (000s)	Value
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	$25	$25,278
Teck Resources Ltd.
8.50%, 06/01/24 (Call 06/01/19)[c]	25	29,187

		159,733
OIL & GAS — 2.44%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	25	24,748
BP Capital Markets PLC
3.25%, 05/06/22[b]	25	25,580
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[c]	25	26,437
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)[b]	25	24,642
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	209,544
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	25	25,875
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	25	24,415
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	25	24,500
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	25	24,993
MEG Energy Corp.
7.00%, 03/31/24 (Call 09/30/18)[c]	25	22,500
Newfield Exploration Co.
5.63%, 07/01/24[b]	25	26,750
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	25	24,788
Petroleos de Venezuela SA
6.00%, 05/16/24[e]	15	5,963
9.00%, 11/17/21[e]	15	8,554
Shell International Finance BV
2.25%, 01/06/23	25	24,366
Statoil ASA
3.25%, 11/10/24	25	25,391
Total Capital International SA
2.70%, 01/25/23	25	24,938
Transocean Inc.
9.00%, 07/15/23 (Call 07/15/20)[c]	25	26,937

		600,921

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.21%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	$25	$25,658
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)[c]	25	26,006

		51,664
PACKAGING & CONTAINERS — 0.21%
Ball Corp.
4.00%, 11/15/23	25	24,969
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[c]	25	25,906

		50,875
PHARMACEUTICALS — 1.40%
AbbVie Inc.
2.90%, 11/06/22	25	24,851
3.60%, 05/14/25 (Call 02/14/25)	25	24,951
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	25	24,220
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[c]	25	22,125
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	25	24,273
Johnson & Johnson
3.38%, 12/05/23[b]	50	52,573
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	25	24,754
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	25	24,415
Novartis Capital Corp.
3.40%, 05/06/24[b]	25	25,883
Pfizer Inc.
5.80%, 08/12/23	25	29,314
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)[b]	25	23,806
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	25	23,690
Valeant Pharmaceuticals International Inc.
6.13%, 04/15/25 (Call 04/15/20)[b,c]	25	19,906

		344,761

Security	Principal (000s)	Value
PIPELINES — 0.83%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (Call 05/15/26)[c]	$25	$24,428
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)	25	25,093
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	25	25,904
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)[b]	25	26,656
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	25	27,531
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	25	24,813
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	25	25,375
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	25	25,077

		204,877
PRIVATE EQUITY — 0.10%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[c]	25	25,526

		25,526
REAL ESTATE — 0.11%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	25	25,788

		25,788
REAL ESTATE INVESTMENT TRUSTS — 1.14%
American Tower Corp.
3.50%, 01/31/23	25	25,142
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	25	25,455
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	25	25,704
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	25	25,089
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	25	25,359
Crown Castle International Corp.
5.25%, 01/15/23	25	27,329

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	$25	$24,505
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	25	25,999
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	25	26,146
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	25	24,561
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	25	25,598

		280,887
RETAIL — 0.92%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b,c]	25	26,070
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)[b]	25	23,946
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	25	25,794
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	25	24,129
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	25	25,598
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	25	25,563
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	25	25,438
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	25	24,956
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	25	25,547

		227,041
SEMICONDUCTORS — 0.51%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (Call 10/15/26)[c]	25	25,175
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	24,157
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[b]	25	25,812
QUALCOMM Inc.
3.00%, 05/20/22	25	25,329
Sensata Technologies BV
5.00%, 10/01/25[c]	25	25,375

		125,848

Security	Principal (000s)	Value
SOFTWARE — 0.42%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	$25	$25,444
First Data Corp.
7.00%, 12/01/23 (Call 12/01/18)[b,c]	25	26,875
Microsoft Corp.
3.13%, 11/03/25 (Call 08/03/25)	25	25,243
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)[b]	25	24,438

		102,000
TELECOMMUNICATIONS — 1.08%
AT&T Inc.
3.80%, 03/15/22[b]	25	25,759
4.13%, 02/17/26 (Call 11/17/25)	25	25,364
Cisco Systems Inc.
3.50%, 06/15/25	25	26,113
Frontier Communications Corp.
11.00%, 09/15/25 (Call 06/15/25)	25	25,125
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/15/19)[b,c]	25	27,125
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	25	25,656
Sprint Corp.
7.88%, 09/15/23	50	55,625
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)[b]	25	27,469
Verizon Communications Inc.
5.15%, 09/15/23	25	27,538

		265,774
TRANSPORTATION — 0.31%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (Call 06/01/25)	25	26,143
FedEx Corp.
3.20%, 02/01/25	25	25,074
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	25	24,455

		75,672

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,710,972)		6,645,856

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.41%

ARGENTINA — 0.64%
Argentine Republic Government International Bond
7.50%, 04/22/26[e]	$150	$156,750

		156,750
BRAZIL — 0.80%
Brazilian Government International Bond
4.25%, 01/07/25	200	196,500

		196,500
CANADA — 0.41%
Province of British Columbia Canada
2.00%, 10/23/22	25	24,533
Province of Ontario Canada
2.45%, 06/29/22	25	25,057
Province of Quebec Canada
2.88%, 10/16/24	50	50,701

		100,291
INDONESIA — 0.87%
Indonesia Government International Bond
4.75%, 01/08/26[e]	200	213,444

		213,444
ITALY — 0.12%
Republic of Italy Government International Bond
6.88%, 09/27/23	25	29,339

		29,339
MEXICO — 0.80%
Mexico Government International Bond
3.60%, 01/30/25	200	198,528

		198,528
RUSSIA — 0.87%
Russian Foreign Bond – Eurobond
4.88%, 09/16/23[e]	200	215,088

		215,088
SUPRANATIONAL — 0.62%
Asian Development Bank
2.00%, 01/22/25[b]	25	24,146

Security	Principal (000s)	Value
European Investment Bank
2.13%, 04/13/26	$50	$47,990
Inter-American Development Bank
2.13%, 01/15/25	25	24,425
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	24,314
7.63%, 01/19/23	25	32,307

		153,182
TURKEY — 0.23%
Turkey Government International Bond
7.38%, 02/05/25	50	56,075

		56,075
VENEZUELA — 0.05%
Venezuela Government International Bond
7.65%, 04/21/25[e]	15	7,130
9.00%, 05/07/23[e]	10	5,250

		12,380

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,358,919)		1,331,577

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.39%

MORTGAGE-BACKED SECURITIES — 46.52%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/47[g]	10	9,523
3.00%, 03/01/47[g]	890	883,325
3.50%, 11/01/46	864	885,936
4.00%, 02/01/46	465	489,936
5.00%, 12/01/41	881	966,341
Federal National Mortgage Association
2.50%, 03/01/32[g]	25	25,070
2.50%, 03/01/47[g]	30	28,594
3.00%, 03/01/32[g]	225	231,363
3.00%, 03/01/47[g]	1,020	1,012,988
3.50%, 03/01/32[g]	200	208,563
3.50%, 09/01/46	1,180	1,210,811
4.00%, 07/01/46	1,451	1,528,107
4.00%, 03/01/47[g]	285	299,517
4.50%, 01/01/44	574	617,568

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FHLMC Multifamily Structured Pass Through Certificates Series K053, Class A2
3.00%, 12/25/25	$88	$88,899
Government National Mortgage Association
2.50%, 03/01/47[g]	20	19,419
3.00%, 03/01/47[g]	1,030	1,041,909
3.50%, 10/20/46	1,524	1,586,052
4.50%, 10/20/46	290	310,890

		11,444,811
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.39%
Federal National Mortgage Association
2.13%, 04/24/26	100	95,369

		95,369
U.S. GOVERNMENT OBLIGATIONS — 17.48%
U.S. Treasury Note/Bond
1.25%, 07/31/23	100	94,743
1.38%, 08/31/23[b]	300	286,128
1.50%, 03/31/23	400	386,556
1.50%, 08/15/26[b]	50	46,326
1.63%, 05/31/23	400	388,656
1.63%, 05/15/26[b]	300	281,736
1.75%, 02/28/22	250	248,045
1.75%, 03/31/22	400	396,648
1.75%, 04/30/22	320	317,002
2.00%, 02/15/25[b]	300	293,727
2.00%, 08/15/25[b]	300	292,500
2.00%, 11/15/26	50	48,395
2.38%, 08/15/24[b]	300	302,904
2.75%, 11/15/23[b]	300	311,049
6.00%, 02/15/26[b]	200	259,606
6.50%, 11/15/26	60	81,563
6.63%, 02/15/27	100	137,840
7.25%, 08/15/22	100	127,197

		4,300,621

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $16,138,731)		15,840,801

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 30.13%

MONEY MARKET FUNDS — 30.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[h,i,j]	7,310	$7,313,130
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[h,i]	100	100,000

		7,413,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,412,168)		7,413,130

TOTAL INVESTMENTS IN SECURITIES — 128.80%
(Cost: $32,087,019)[k]		31,685,853
Other Assets, Less Liabilities — (28.80)%		(7,084,159)

NET ASSETS — 100.00%		$24,601,694

VRN  —  Variable Rate Note

[a]	Variable rate note.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	Affiliated money market fund.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[k]	The cost of investments for federal income tax purposes was $32,087,019. Net unrealized depreciation was $401,166, of which $63,553 represented gross unrealized appreciation on securities and $464,719 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) from November 1, 2016 (commencement of operations) to February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	$—	$25	$—	$25	$25,902	$253	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$454,489	$—	$454,489
Corporate bonds & notes	—	6,645,856	—	6,645,856
Foreign government obligations	—	1,331,577	—	1,331,577
U.S. government & agency obligations	—	15,840,801	—	15,840,801
Money market funds	7,413,130	—	—	7,413,130

Total	$7,413,130	$24,272,723	$—	$31,685,853

See notes to financial statements.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 53.35%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42	$25	$25,067
5.63%, 11/15/43	35	37,784

		62,851
AEROSPACE & DEFENSE — 1.07%
Arconic Inc.
5.95%, 02/01/37	30	30,712
Arconic Inc.
6.75%, 01/15/28	25	27,500
BAE Systems Holdings Inc.
4.75%, 10/07/44[a]	50	52,736
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	25	23,003
5.88%, 02/15/40	10	12,871
6.13%, 02/15/33	100	128,823
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	25,081
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	30	32,272
6.15%, 12/15/40	10	12,143
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	10	9,665
3.80%, 03/01/45 (Call 09/01/44)	120	114,316
4.07%, 12/15/42	100	99,352
4.50%, 05/15/36 (Call 11/15/35)	20	21,463
4.70%, 05/15/46 (Call 11/15/45)	125	137,066
5.50%, 11/15/39	10	11,798
Meccanica Holdings USA Inc.
6.25%, 01/15/40[a]	100	100,500
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	45	43,128
4.75%, 06/01/43	50	54,997
Northrop Grumman Systems Corp.
7.75%, 02/15/31	50	70,760
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	25	26,204
4.88%, 10/15/40	76	86,871
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	25	26,878

Security	Principal (000s)	Value
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	$125	$127,550
4.50%, 06/01/42	250	268,570
5.70%, 04/15/40	25	30,856
6.13%, 07/15/38	10	12,836
6.70%, 08/01/28	100	130,972

		1,718,923
AGRICULTURE — 0.68%
Altria Group Inc.
4.50%, 05/02/43	60	61,652
5.38%, 01/31/44	185	215,066
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	149,112
Cargill Inc.
4.10%, 11/01/42[a]	100	98,046
Philip Morris International Inc.
4.25%, 11/10/44	50	50,105
4.50%, 03/20/42	150	154,476
4.88%, 11/15/43	75	81,930
6.38%, 05/16/38	30	38,589
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	50	57,869
5.85%, 08/15/45 (Call 02/15/45)	100	118,845
7.25%, 06/15/37	50	66,690

		1,092,380
AIRLINES — 0.18%
Air Canada Pass Through Trust Series 2015-1, Class A
3.60%, 09/15/28[a]	24	23,766
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 11/01/28	116	114,308
Series 2015-2, Class AA
3.60%, 03/22/29	10	9,841
Series 2016-1, Class AA
3.58%, 07/15/29	97	97,944
Delta Air Lines Inc. Pass Through Trust Series 2015-1, Class AA
3.63%, 01/30/29	23	23,713
United Airlines Pass Through Trust Series 2015-1, Class AA
3.45%, 06/01/29	24	24,324

		293,896

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
APPAREL — 0.08%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	$25	$22,614
3.63%, 05/01/43 (Call 11/01/42)	50	47,309
3.88%, 11/01/45 (Call 05/01/45)	20	19,745
Nine West Holdings Inc.
6.13%, 11/15/34	10	2,338
VF Corp.
6.45%, 11/01/37	26	33,692

		125,698
AUTO MANUFACTURERS — 0.42%
Daimler Finance North America LLC
8.50%, 01/18/31	51	77,782
Ford Motor Co.
4.75%, 01/15/43	100	96,391
6.63%, 10/01/28	50	59,511
7.40%, 11/01/46	25	32,568
7.45%, 07/16/31	100	126,579
General Motors Co.
5.00%, 04/01/35	50	50,636
5.20%, 04/01/45	50	50,432
6.25%, 10/02/43	100	113,938
6.60%, 04/01/36 (Call 10/01/35)	10	11,748
6.75%, 04/01/46 (Call 10/01/45)	50	60,650

		680,235
AUTO PARTS & EQUIPMENT — 0.03%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	24,719
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	27,250

		51,969
BANKS — 4.20%
Bank of America Corp.
4.18%, 11/25/27 (Call 11/25/26)	100	100,569
4.88%, 04/01/44	80	87,306
5.00%, 01/21/44	100	110,337
5.88%, 02/07/42	50	61,519
7.75%, 05/14/38	100	140,033
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)	100	101,739
Series L
4.75%, 04/21/45	100	101,741

Security	Principal (000s)	Value
Barclays PLC
4.95%, 01/10/47	$200	$204,688
BNP Paribas SA VRN, (3 mo. LIBOR US + 1.290%)
7.20%, 12/31/49 (Call 06/25/37)[a]	100	107,875
Citigroup Inc.
4.45%, 09/29/27	150	153,507
4.65%, 07/30/45	150	157,725
5.30%, 05/06/44	100	108,858
6.63%, 06/15/32	20	24,553
8.13%, 07/15/39	175	261,191
Cooperatieve Rabobank UA
5.25%, 05/24/41	210	245,990
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	117,750
Fifth Third Bancorp.
8.25%, 03/01/38	50	70,569
Goldman Sachs Capital I
6.35%, 02/15/34	3	3,611
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	25	26,672
4.80%, 07/08/44 (Call 01/08/44)	100	107,352
5.15%, 05/22/45	150	159,639
6.13%, 02/15/33	125	152,280
6.25%, 02/01/41	40	50,386
6.45%, 05/01/36	230	277,808
6.75%, 10/01/37	103	128,800
HBOS PLC
6.00%, 11/01/33[a]	35	39,207
HSBC Capital Funding Dollar 1 LP VRN, (3 mo. LIBOR US + 4.980%)
10.18%, 12/29/49 (Call 06/30/30)[a]	100	151,000
HSBC Holdings PLC
6.50%, 05/02/36	250	308,372
6.80%, 06/01/38	300	386,214
JPMorgan Chase & Co.
4.25%, 10/01/27	50	51,645
4.85%, 02/01/44	150	167,134
4.95%, 06/01/45	200	215,312
6.40%, 05/15/38	250	326,128
KfW
0.00%, 04/18/36	100	54,757
0.00%, 06/29/37	127	66,794

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Morgan Stanley
3.95%, 04/23/27	$125	$124,473
4.30%, 01/27/45	100	100,670
6.38%, 07/24/42	101	130,177
7.25%, 04/01/32	100	136,273
RBS Capital Trust II VRN, (3 mo. LIBOR US + 1.943%)
6.43%, 12/29/49 (Call 01/03/34)	50	52,625
Regions Financial Corp.
7.38%, 12/10/37	50	61,911
Royal Bank of Scotland Group PLC VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	25	29,250
Standard Chartered PLC
5.70%, 03/26/44[a]	200	204,345
Wachovia Corp.
5.50%, 08/01/35	140	158,204
Wells Fargo & Co.
3.90%, 05/01/45	85	82,147
4.30%, 07/22/27	150	156,058
4.40%, 06/14/46	25	24,607
4.65%, 11/04/44	100	102,119
4.90%, 11/17/45	50	53,106
5.38%, 11/02/43	150	169,674
5.61%, 01/15/44	200	233,628
Wells Fargo Capital X
5.95%, 12/01/86	100	106,588

		6,754,916
BEVERAGES — 1.40%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	70	74,163
4.70%, 02/01/36 (Call 08/01/35)	200	214,838
4.90%, 02/01/46 (Call 08/01/45)	500	547,910
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	50	46,397
5.88%, 06/15/35	175	210,654
6.38%, 01/15/40	20	25,521
8.20%, 01/15/39	225	343,836
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	50	52,820
Diageo Capital PLC
5.88%, 09/30/36	75	92,326

Security	Principal (000s)	Value
Diageo Investment Corp.
4.25%, 05/11/42	$17	$17,429
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	30	41,977
Heineken NV
4.00%, 10/01/42[a]	24	23,092
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	50	47,470
5.00%, 05/01/42	76	80,871
PepsiCo Inc.
3.60%, 08/13/42	100	95,291
4.45%, 04/14/46 (Call 10/14/45)	100	108,126
4.60%, 07/17/45 (Call 01/17/45)	100	109,992
5.50%, 01/15/40	100	122,576

		2,255,289
BIOTECHNOLOGY — 0.91%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	235	231,073
4.56%, 06/15/48 (Call 12/15/47)	109	109,171
4.66%, 06/15/51 (Call 12/15/50)	200	201,080
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	75	81,688
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	100	108,741
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	100	99,790
5.00%, 08/15/45 (Call 02/15/45)	100	105,879
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	100	95,529
4.50%, 02/01/45 (Call 08/01/44)	150	149,940
4.60%, 09/01/35 (Call 03/01/35)	120	124,467
4.75%, 03/01/46 (Call 09/01/45)	95	98,629
4.80%, 04/01/44 (Call 10/01/43)	40	41,701
5.65%, 12/01/41 (Call 06/01/41)	14	16,206

		1,463,894
BUILDING MATERIALS — 0.32%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[a]	25	30,816
Johnson Controls International PLC
4.63%, 07/02/44 (Call 01/02/44)[b]	50	52,106
4.95%, 07/02/64 (Call 01/02/64)[b]	50	51,717
5.13%, 09/14/45 (Call 03/14/45)	50	55,833

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Lafarge SA
7.13%, 07/15/36	$25	$31,029
Masco Corp.
6.50%, 08/15/32	25	29,188
7.75%, 08/01/29	25	31,719
Owens Corning
7.00%, 12/01/36	25	30,538
Votorantim Cimentos SA
7.25%, 04/05/41[c]	200	203,200

		516,146
CHEMICALS — 0.83%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	10	10,869
6.13%, 01/15/41 (Call 07/15/40)	100	117,591
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	25	27,588
Ashland LLC
6.88%, 05/15/43 (Call 02/15/43)	25	26,750
CF Industries Inc.
5.15%, 03/15/34	110	104,569
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	30	30,264
4.38%, 11/15/42 (Call 05/15/42)	60	61,228
4.63%, 10/01/44 (Call 04/01/44)	25	26,328
5.25%, 11/15/41 (Call 05/15/41)	25	28,143
7.38%, 11/01/29	75	100,991
9.40%, 05/15/39	50	80,333
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	25	25,626
4.80%, 09/01/42 (Call 03/01/42)	20	20,750
EI du Pont de Nemours & Co.
4.15%, 02/15/43	75	74,635
5.60%, 12/15/36	10	11,731
6.50%, 01/15/28	50	62,114
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	50	53,086
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	85	81,567
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	45	45,166
4.40%, 07/15/44 (Call 01/15/44)	100	99,412
4.65%, 11/15/43 (Call 05/15/43)	10	10,288
4.70%, 07/15/64 (Call 01/15/64)	25	24,051

Security	Principal (000s)	Value
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	$75	$78,166
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[d]	46	50,802
PPG Industries Inc.
5.50%, 11/15/40	25	29,606
Sherwin-Williams Co. (The)
4.55%, 08/01/45 (Call 02/01/45)	10	10,176
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	25	23,625
Westlake Chemical Corp.
5.00%, 08/15/46 (Call 02/15/46)[a]	25	25,693

		1,341,148
COMMERCIAL SERVICES — 0.35%
ADT Corp. (The)
4.88%, 07/15/32[a]	35	28,175
DP World Ltd.
6.85%, 07/02/37[a]	100	113,250
Ecolab Inc.
5.50%, 12/08/41	60	71,705
ERAC USA Finance LLC
5.63%, 03/15/42[a]	25	28,207
7.00%, 10/15/37[a]	75	96,747
George Washington University (The)
4.87%, 09/15/45	50	54,081
Massachusetts Institute of Technology
4.68%, 07/01/14	105	110,626
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	30	30,662
Western Union Co. (The)
6.20%, 11/17/36	26	27,092

		560,545
COMPUTERS — 1.03%
Apple Inc.
3.45%, 02/09/45	100	90,137
3.85%, 05/04/43	80	77,207
4.38%, 05/13/45	190	197,687
4.45%, 05/06/44	80	84,271
4.50%, 02/23/36 (Call 08/23/35)	110	119,584
4.65%, 02/23/46 (Call 08/23/45)	195	211,879
Dell Inc.
6.50%, 04/15/38	25	24,063

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36 (Call 01/15/36)[a]	$175	$220,514
8.35%, 07/15/46 (Call 01/15/46)[a]	50	64,915
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	40	42,405
6.35%, 10/15/45 (Call 04/15/45)	100	104,591
HP Inc.
6.00%, 09/15/41	76	78,202
International Business Machines Corp.
4.00%, 06/20/42	100	100,362
5.60%, 11/30/39	100	122,933
6.22%, 08/01/27	50	62,461
Leidos Inc.
5.50%, 07/01/33	25	23,264
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)	30	26,864

		1,651,339
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
8.95%, 03/15/43	25	23,063
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	24,064
4.38%, 06/15/45 (Call 12/15/44)	50	52,042
Procter & Gamble Co. (The)
5.55%, 03/05/37	64	84,109

		183,278
DISTRIBUTION & WHOLESALE — 0.06%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	50	47,808
4.60%, 06/15/45 (Call 12/15/44)	50	54,658

		102,466
DIVERSIFIED FINANCIAL SERVICES — 1.22%
Ally Financial Inc.
8.00%, 11/01/31	125	153,750
American Express Co.
4.05%, 12/03/42	85	84,441
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[a]	50	51,485
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[a]	50	50,023

Security	Principal (000s)	Value
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	$50	$59,323
Credit Suisse USA Inc.
7.13%, 07/15/32	116	156,363
FMR LLC
7.57%, 06/15/29[a]	100	129,722
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	594	635,812
Invesco Finance PLC
5.38%, 11/30/43	25	28,087
Jefferies Group LLC
6.25%, 01/15/36	65	68,462
6.45%, 06/08/27	50	56,058
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[a]	75	77,901
Legg Mason Inc.
5.63%, 01/15/44	50	51,272
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	51	73,709
Navient Corp.
5.63%, 08/01/33	25	20,250
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	80	84,781
4.30%, 12/14/45 (Call 06/14/45)	175	187,481

		1,968,920
ELECTRIC — 6.76%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[a]	100	121,750
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	9,629
4.15%, 08/15/44 (Call 02/15/44)	100	102,382
4.30%, 01/02/46 (Call 07/02/45)	20	21,011
6.00%, 03/01/39	50	62,771
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)	25	25,946
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	10,578
7.00%, 04/01/38	46	62,620
Series L
5.80%, 10/01/35	50	59,019

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Series P
6.70%, 08/15/37	$50	$65,223
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	25	23,715
4.35%, 11/15/45 (Call 05/15/45)	50	51,767
4.50%, 04/01/42 (Call 10/01/41)	51	54,334
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	25	23,047
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	60	62,846
5.15%, 11/15/43 (Call 05/15/43)	25	28,445
6.13%, 04/01/36	400	503,948
6.50%, 09/15/37	50	65,372
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	15	14,317
4.50%, 04/01/44 (Call 10/01/43)	75	83,336
Cleco Power LLC
6.00%, 12/01/40	25	30,403
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	100	100,046
4.88%, 03/01/44 (Call 09/01/43)	50	54,076
Comision Federal de Electricidad
6.13%, 06/16/45[c]	200	198,500
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	25	23,902
5.88%, 02/01/33	15	18,249
Connecticut Light & Power Co. (The) Series A
4.15%, 06/01/45 (Call 12/01/44)	10	10,306
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	50	48,579
4.50%, 12/01/45 (Call 06/01/45)	35	37,586
4.63%, 12/01/54 (Call 06/01/54)	75	80,488
5.50%, 12/01/39	25	29,973
6.30%, 08/15/37	10	12,989
Series 06-A
5.85%, 03/15/36	20	24,584
Series 06-E
5.70%, 12/01/36	100	119,498
Series 08-B
6.75%, 04/01/38	60	81,785

Security	Principal (000s)	Value
Constellation Energy Group Inc.
7.60%, 04/01/32	$50	$65,909
Consumers Energy Co.
4.10%, 11/15/45 (Call 05/15/45)	25	25,670
Dominion Resources Inc./VA
7.00%, 06/15/38	100	129,018
Series B
5.95%, 06/15/35	35	41,376
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	32,090
Series F
5.25%, 08/01/33	100	109,150
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	100	106,081
Series A
4.00%, 04/01/43 (Call 10/01/42)	10	10,166
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	50	49,631
4.25%, 12/15/41 (Call 06/15/41)	60	62,480
6.10%, 06/01/37	38	47,709
Series A
6.00%, 12/01/28	50	61,385
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	50	45,934
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	10	9,787
5.65%, 04/01/40	25	30,789
6.40%, 06/15/38	100	133,628
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	75	72,006
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	25	23,679
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	100	96,099
4.20%, 08/15/45 (Call 02/15/45)	85	88,367
4.38%, 03/30/44 (Call 09/30/43)	50	52,804
E.ON International Finance BV
6.65%, 04/30/38[a]	50	60,888
Electricite de France SA
4.88%, 01/22/44[a]	190	192,961
5.25%, 10/13/55 (Call 04/13/55)[a]	100	102,954
6.95%, 01/26/39[a]	175	223,942
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)	75	77,205

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Enel Finance International NV
6.00%, 10/07/39[a]	$100	$115,168
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)[d]	25	23,877
3.25%, 04/01/28 (Call 01/01/28)	20	19,893
4.95%, 01/15/45 (Call 01/15/25)	50	51,429
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	100	95,758
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	10	10,037
5.10%, 06/15/45 (Call 12/15/44)	100	109,435
5.63%, 06/15/35	200	229,092
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	33,090
6.25%, 10/01/39	50	50,960
FirstEnergy Corp. Series C
7.38%, 11/15/31	50	65,875
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	10,425
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[a]	25	27,624
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	51,718
4.05%, 10/01/44 (Call 04/01/44)	35	36,338
4.13%, 02/01/42 (Call 08/01/41)	50	51,932
5.63%, 04/01/34	50	60,828
5.95%, 02/01/38	50	64,599
Georgia Power Co.
4.30%, 03/15/42	90	91,893
5.40%, 06/01/40	85	98,109
Series 10-C
4.75%, 09/01/40	10	10,703
Great River Energy
6.25%, 07/01/38[a]	50	58,566
Hydro-Quebec
9.38%, 04/15/30	50	77,244
Indiana Michigan Power Co. Series K
4.55%, 03/15/46 (Call 09/15/45)	50	53,376
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)[a]	56	53,882
Interstate Power & Light Co.
6.25%, 07/15/39	50	64,082

Security	Principal (000s)	Value
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	$23	$24,986
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	33,410
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	25	26,294
Korea Electric Power Corp.
5.13%, 04/23/34[a]	50	57,319
Majapahit Holding BV
7.88%, 06/29/37[c]	100	127,125
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)[a]	50	48,664
5.90%, 11/15/39[a]	50	61,295
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	70	73,441
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[a]	75	88,919
Nevada Power Co. Series R
6.75%, 07/01/37	25	33,301
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[a]	50	51,722
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	51	47,530
3.60%, 05/15/46 (Call 11/15/45)	100	94,889
4.85%, 08/15/40 (Call 02/15/40)	10	11,208
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	75	79,996
Oglethorpe Power Corp.
4.55%, 06/01/44	25	25,123
5.25%, 09/01/50	25	27,237
5.38%, 11/01/40	25	28,328
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	50	52,624
5.25%, 05/15/41 (Call 11/15/40)	25	28,380
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	50	48,209
5.30%, 06/01/42 (Call 12/01/41)	45	53,703
7.25%, 01/15/33	50	69,729
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	50	47,757
4.25%, 03/15/46 (Call 09/15/45)	10	10,239
4.45%, 04/15/42 (Call 10/15/41)	26	27,553

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.60%, 06/15/43 (Call 12/15/42)	$50	$53,981
4.75%, 02/15/44 (Call 08/15/43)	35	38,687
5.40%, 01/15/40	25	29,716
6.05%, 03/01/34	250	315,518
6.25%, 03/01/39	50	65,123
PacifiCorp
6.00%, 01/15/39	70	90,110
6.25%, 10/15/37	35	46,016
PECO Energy Co.
4.80%, 10/15/43 (Call 04/15/43)	10	11,161
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	45	46,267
6.50%, 11/15/37	15	20,019
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	125	134,452
PPL Electric Utilities Corp.
4.15%, 10/01/45 (Call 04/01/45)	35	36,224
Progress Energy Inc.
6.00%, 12/01/39	50	60,704
7.00%, 10/30/31	25	33,055
7.75%, 03/01/31	100	139,724
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	125	118,937
4.30%, 03/15/44 (Call 09/15/43)	45	47,342
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	25	24,072
3.80%, 01/01/43 (Call 07/01/42)	26	25,547
3.80%, 03/01/46 (Call 09/01/45)	10	9,909
3.95%, 05/01/42 (Call 11/01/41)	25	25,339
4.05%, 05/01/45 (Call 11/01/44)	20	20,255
4.15%, 11/01/45 (Call 05/01/45)	35	36,131
Series D
5.25%, 07/01/35	50	58,664
5.70%, 12/01/36	20	24,714
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	30	31,489
4.43%, 11/15/41 (Call 05/15/41)	25	26,204
5.64%, 04/15/41 (Call 10/15/40)	31	37,129
5.76%, 10/01/39	50	61,058
5.80%, 03/15/40	10	12,165
San Diego Gas & Electric Co.
3.95%, 11/15/41	50	49,777
6.00%, 06/01/39	50	64,495

Security	Principal (000s)	Value
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[c]	$200	$198,781
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	50	51,353
4.50%, 06/01/64 (Call 12/01/63)	50	49,256
4.60%, 06/15/43 (Call 12/15/42)	10	10,657
6.05%, 01/15/38	51	63,539
6.63%, 02/01/32	20	25,766
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	77,499
4.65%, 10/01/43 (Call 04/01/43)	70	78,458
6.05%, 03/15/39	10	13,105
6.65%, 04/01/29	50	62,474
Series 05-E
5.35%, 07/15/35	25	29,416
Series 08-A
5.95%, 02/01/38	66	84,087
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	10	9,937
Series C
3.60%, 02/01/45 (Call 08/01/44)	50	47,575
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	100	100,760
4.40%, 07/01/46 (Call 01/01/46)	25	24,861
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	20	19,094
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[a]	200	214,978
Talen Energy Supply LLC
6.00%, 12/15/36	25	15,000
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	50	50,507
Toledo Edison Co. (The)
6.15%, 05/15/37	10	12,213
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[a]	25	30,429
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	100	95,917
3.90%, 09/15/42 (Call 03/15/42)	50	50,181
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	10	10,318

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.45%, 02/15/44 (Call 08/15/43)	$150	$160,160
8.88%, 11/15/38	20	32,693
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	50,565
4.13%, 03/01/42 (Call 09/01/41)	26	26,405
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	24,612
4.25%, 06/01/44 (Call 12/01/43)	50	51,342
4.30%, 12/15/45 (Call 06/15/45)	25	26,269
Wisconsin Power & Light Co.
6.38%, 08/15/37	50	65,527
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	25	27,931
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	10	10,652
6.50%, 07/01/36	10	12,680

		10,878,623
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
6.00%, 08/15/32	50	61,746
6.13%, 04/15/39	13	16,501

		78,247
ELECTRONICS — 0.15%
Corning Inc.
4.70%, 03/15/37	26	26,081
5.75%, 08/15/40	45	50,614
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)[a]	25	24,965
Honeywell International Inc.
5.38%, 03/01/41	25	30,603
5.70%, 03/15/37	50	61,776
Koninklijke Philips NV
5.00%, 03/15/42	45	47,676

		241,715
ENERGY – ALTERNATE SOURCES — 0.06%
Topaz Solar Farms LLC
5.75%, 09/30/39[a]	93	104,403

		104,403
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
4.38%, 05/08/42	66	70,169

		70,169

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.04%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	$10	$10,099
4.10%, 03/01/45 (Call 09/01/44)	50	50,790

		60,889
FOOD — 1.05%
Campbell Soup Co.
3.80%, 08/02/42	26	23,864
Conagra Brands Inc.
8.25%, 09/15/30	25	33,853
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	48,852
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	75	67,725
JM Smucker Co. (The)
4.25%, 03/15/35	50	51,063
4.38%, 03/15/45	50	50,511
Kellogg Co.
4.50%, 04/01/46	50	49,685
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	50	57,049
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	150	141,631
5.00%, 07/15/35 (Call 01/15/35)	60	63,061
5.00%, 06/04/42	100	102,470
5.20%, 07/15/45 (Call 01/15/45)	25	26,379
6.50%, 02/09/40	25	30,523
6.75%, 03/15/32	25	30,217
6.88%, 01/26/39	75	94,680
7.13%, 08/01/39[a]	100	128,806
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	25	27,271
5.40%, 07/15/40 (Call 01/15/40)	25	27,837
6.90%, 04/15/38	26	34,225
7.50%, 04/01/31	70	95,091
Mondelez International Inc.
6.50%, 02/09/40	50	62,202
Safeway Inc.
7.25%, 02/01/31	25	25,125
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	50	53,154
5.38%, 09/21/35	36	40,309

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Tesco PLC
6.15%, 11/15/37[a]	$100	$101,807
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	51,625
Unilever Capital Corp.
5.90%, 11/15/32	130	167,123

		1,686,138
FOREST PRODUCTS & PAPER — 0.27%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	53,228
Georgia-Pacific LLC
7.75%, 11/15/29	91	123,765
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	50	48,430
4.80%, 06/15/44 (Call 12/15/43)	50	51,042
5.15%, 05/15/46 (Call 11/15/45)	20	21,395
6.00%, 11/15/41 (Call 05/15/41)	25	28,989
7.30%, 11/15/39	81	106,352

		433,201
GAS — 0.48%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (Call 02/20/27)	5	5,025
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	25	25,600
5.50%, 06/15/41 (Call 12/15/40)	50	59,489
Boston Gas Co.
4.49%, 02/15/42[a]	25	26,321
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	25	30,746
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	52,798
KeySpan Corp.
5.80%, 04/01/35	50	56,711
8.00%, 11/15/30	25	33,276
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	70	74,910
5.95%, 06/15/41 (Call 12/15/40)	56	67,535
6.25%, 12/15/40	25	30,867
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	35	37,773
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	50	45,123

Security	Principal (000s)	Value
Sempra Energy
6.00%, 10/15/39	$50	$61,257
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	39,284
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	25,008
5.88%, 03/15/41 (Call 09/15/40)	56	67,088
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	25	26,598

		765,409
HEALTH CARE – PRODUCTS — 0.70%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	50	51,521
5.30%, 05/27/40	50	53,350
6.15%, 11/30/37	36	43,066
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	70	60,903
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	50	53,095
4.88%, 05/15/44 (Call 11/15/43)	50	53,016
5.00%, 11/12/40	25	27,231
Boston Scientific Corp.
7.38%, 01/15/40	50	62,938
Medtronic Inc.
4.38%, 03/15/35	300	318,015
4.50%, 03/15/42 (Call 09/15/41)	40	42,189
4.63%, 03/15/45	150	162,349
St. Jude Medical LLC
4.75%, 04/15/43 (Call 10/15/42)	50	49,455
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	50,320
4.63%, 03/15/46 (Call 09/15/45)	50	52,512
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	25	28,426
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	14	13,302

		1,121,688
HEALTH CARE – SERVICES — 1.12%
Aetna Inc.
4.25%, 06/15/36 (Call 03/16/17)	100	101,066
4.38%, 06/15/46 (Call 03/16/17)	100	101,090
4.75%, 03/15/44 (Call 09/15/43)	25	26,975
6.75%, 12/15/37	85	112,811

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Anthem Inc.
4.63%, 05/15/42	$75	$77,101
4.65%, 01/15/43	70	72,360
4.65%, 08/15/44 (Call 02/15/44)	25	25,893
5.10%, 01/15/44	50	54,829
6.38%, 06/15/37	25	30,753
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	15	14,947
Catholic Health Initiatives
4.35%, 11/01/42	75	67,325
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	75	86,440
HCA Inc.
7.50%, 11/06/33	25	27,188
7.50%, 11/15/95	10	9,750
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	96	97,875
Kaiser Foundation Hospitals
4.88%, 04/01/42	60	67,665
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	70	68,746
Roche Holdings Inc.
4.00%, 11/28/44 (Call 05/28/44)[a]	200	203,284
Tenet Healthcare Corp.
6.88%, 11/15/31	25	21,500
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	100	103,190
4.63%, 07/15/35	80	88,374
4.63%, 11/15/41 (Call 05/15/41)	80	86,511
4.75%, 07/15/45	180	202,482
6.88%, 02/15/38	41	56,601

		1,804,756
HOLDING COMPANIES – DIVERSIFIED — 0.09%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	100	138,090

		138,090
HOME BUILDERS — 0.05%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	22,000
PulteGroup Inc.
6.38%, 05/15/33	25	25,875
7.88%, 06/15/32	25	28,125

		76,000

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	$50	$50,318

		50,318
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	45	39,931
5.30%, 03/01/41	50	60,470
6.63%, 08/01/37	25	34,439

		134,840
HOUSEWARES — 0.11%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	50	56,941
5.50%, 04/01/46 (Call 10/01/45)	100	117,015

		173,956
INSURANCE — 2.91%
Aflac Inc.
6.45%, 08/15/40	14	18,278
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	25,474
Allstate Corp. (The)
4.50%, 06/15/43	50	53,361
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	100	93,252
4.38%, 01/15/55 (Call 07/15/54)	50	45,662
4.50%, 07/16/44 (Call 01/16/44)	30	29,366
4.80%, 07/10/45 (Call 01/10/45)	25	25,607
6.25%, 05/01/36	170	204,865
Aon Corp.
6.25%, 09/30/40	100	120,261
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	25	24,802
4.75%, 05/15/45 (Call 11/15/44)	10	10,169
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	35	37,701
AXA SA
8.60%, 12/15/30	151	207,897
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	50	52,212
5.75%, 01/15/40	60	75,034
Berkshire Hathaway Inc.
4.50%, 02/11/43	35	37,873

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Chubb Corp. (The)
6.00%, 05/11/37	$31	$39,601
6.50%, 05/15/38	45	60,398
Chubb INA Holdings Inc.
4.15%, 03/13/43	50	51,359
4.35%, 11/03/45 (Call 05/03/45)	35	37,374
6.70%, 05/15/36	50	67,510
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,519
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	25	30,681
Farmers Exchange Capital III VRN, (3 mo. LIBOR US + 3.454%)
5.45%, 10/15/54 (Call 10/15/34)[a]	100	99,567
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[a]	50	69,192
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	75	71,005
Liberty Mutual Group Inc.
4.85%, 08/01/44[a]	150	153,112
7.80%, 03/07/87[a]	65	75,075
Lincoln National Corp.
7.00%, 06/15/40	70	90,604
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	60	58,037
Manulife Financial Corp.
5.38%, 03/04/46	50	58,706
Markel Corp.
5.00%, 04/05/46	75	77,294
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[a]	50	47,880
8.88%, 06/01/39[a]	44	68,636
MetLife Inc.
4.05%, 03/01/45	100	97,357
4.13%, 08/13/42	40	39,580
4.88%, 11/13/43	100	109,279
6.38%, 06/15/34	100	127,947
6.40%, 12/15/66 (Call 12/15/31)	175	193,469
Nationwide Financial Services Inc.
5.30%, 11/18/44[a]	50	54,686

Security	Principal (000s)	Value
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	$50	$77,813
New York Life Insurance Co.
6.75%, 11/15/39[a]	80	108,146
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]	130	165,476
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	50	77,453
Pacific LifeCorp
5.13%, 01/30/43[a]	32	33,660
Principal Financial Group Inc.
4.35%, 05/15/43	76	76,885
Progressive Corp. (The)
4.35%, 04/25/44	75	79,214
Provident Financing Trust I
7.41%, 03/15/38	25	27,313
Prudential Financial Inc.
4.60%, 05/15/44	30	31,742
5.70%, 12/14/36	100	117,792
5.90%, 03/17/36	25	29,795
Series B
5.75%, 07/15/33	26	30,589
Series D
6.63%, 12/01/37	121	158,036
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[a]	50	50,010
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[a]	175	191,881
6.85%, 12/16/39[a]	26	34,417
Transatlantic Holdings Inc.
8.00%, 11/30/39	25	32,482
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	50	52,547
4.60%, 08/01/43	50	54,817
6.25%, 06/15/37	101	131,526
Unum Group
5.75%, 08/15/42	50	55,433
Voya Financial Inc.
5.70%, 07/15/43	50	56,174
WR Berkley Corp.
4.75%, 08/01/44	50	49,555

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
XLIT Ltd.
5.25%, 12/15/43	$20	$21,507
5.50%, 03/31/45	35	34,795
6.25%, 05/15/27	25	29,273

		4,680,013
INTERNET — 0.12%
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	75	84,449
4.95%, 12/05/44 (Call 06/05/44)	50	58,063
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	51	43,947

		186,459
IRON & STEEL — 0.39%
ArcelorMittal
7.50%, 03/01/41	40	45,400
8.00%, 10/15/39	75	87,375
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	25	28,994
6.40%, 12/01/37	50	64,532
U.S. Steel Corp.
6.65%, 06/01/37	25	22,813
Vale Overseas Ltd.
6.88%, 11/21/36	200	219,000
8.25%, 01/17/34	50	59,750
Vale SA
5.63%, 09/11/42	110	106,287

		634,151
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	25	25,212

		25,212
LODGING — 0.02%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	25	25,471

		25,471
MACHINERY — 0.29%
Caterpillar Inc.
3.80%, 08/15/42	203	198,400
4.30%, 05/15/44 (Call 11/15/43)	30	31,636
4.75%, 05/15/64 (Call 11/15/63)	25	27,251
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	50	56,361

Security	Principal (000s)	Value
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$76	$77,770
5.38%, 10/16/29	26	31,435
Rockwell Automation Inc.
6.70%, 01/15/28	40	51,475

		474,328
MANUFACTURING — 0.92%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	25	22,437
3.88%, 06/15/44	45	45,258
5.70%, 03/15/37	16	20,133
6.38%, 02/15/28	25	32,345
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	59,196
Eaton Corp.
4.00%, 11/02/32	100	101,687
4.15%, 11/02/42	35	34,941
General Electric Co.
4.13%, 10/09/42	100	103,580
4.50%, 03/11/44	40	43,620
5.88%, 01/14/38	200	256,336
6.88%, 01/10/39	10	14,320
Series A
6.75%, 03/15/32	355	483,854
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	25,554
4.88%, 09/15/41 (Call 03/15/41)	44	49,938
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	85	87,671
Siemens Financieringsmaatschappij NV
4.40%, 05/27/45[a]	100	106,685

		1,487,555
MEDIA — 2.83%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	50	50,742
4.95%, 10/15/45 (Call 04/15/45)	10	10,488
5.40%, 10/01/43	175	193,107
6.15%, 03/01/37	25	29,835
6.40%, 12/15/35	100	122,049
6.65%, 11/15/37	86	107,771
7.75%, 12/01/45	30	42,104
Belo Corp.
7.75%, 06/01/27	25	27,188

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	$50	$49,486
4.85%, 07/01/42 (Call 01/01/42)	70	71,163
4.90%, 08/15/44 (Call 02/15/44)	25	25,605
7.88%, 07/30/30	50	67,747
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 05/01/27 (Call 05/01/21)[a]	50	53,705
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)	45	51,356
6.83%, 10/23/55 (Call 04/23/55)	125	146,562
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	200	205,120
4.25%, 01/15/33	385	397,951
4.60%, 08/15/45 (Call 02/15/45)	150	156,259
4.65%, 07/15/42	130	135,450
4.75%, 03/01/44	275	293,156
5.65%, 06/15/35	50	59,294
6.95%, 08/15/37	50	67,525
7.05%, 03/15/33	20	26,680
Cox Communications Inc.
4.80%, 02/01/35 (Call 08/01/34)[a]	50	47,254
8.38%, 03/01/39[a]	100	124,926
Discovery Communications LLC
4.88%, 04/01/43	25	22,788
4.95%, 05/15/42	15	13,653
6.35%, 06/01/40	50	53,381
Grupo Televisa SAB
6.63%, 01/15/40	71	77,170
Historic TW Inc.
6.63%, 05/15/29	325	398,336
iHeartCommunications Inc.
7.25%, 10/15/27	25	12,000
Liberty Interactive LLC
8.25%, 02/01/30	40	42,800
McClatchy Co. (The)
6.88%, 03/15/29	25	21,063
Thomson Reuters Corp.
5.85%, 04/15/40	75	82,396
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	50	45,687

Security	Principal (000s)	Value
5.50%, 09/01/41 (Call 03/01/41)	$100	$103,250
5.88%, 11/15/40 (Call 05/15/40)	35	37,888
6.75%, 06/15/39	75	88,969
7.30%, 07/01/38	85	105,931
Time Warner Entertainment Co. LP
8.38%, 07/15/33	90	120,150
Time Warner Inc.
4.85%, 07/15/45 (Call 01/15/45)	60	59,387
4.90%, 06/15/42	60	59,558
5.35%, 12/15/43	60	62,925
6.10%, 07/15/40	100	114,756
Viacom Inc.
4.38%, 03/15/43	50	43,854
4.85%, 12/15/34 (Call 06/15/34)	50	48,272
5.25%, 04/01/44 (Call 10/01/43)	50	49,235
5.85%, 09/01/43 (Call 03/01/43)	60	63,598
6.88%, 04/30/36	50	56,209
Walt Disney Co. (The)
3.70%, 12/01/42	10	9,668
4.13%, 06/01/44	50	51,886
7.00%, 03/01/32	66	90,541
Series E
4.13%, 12/01/41	50	51,678

		4,549,552
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	49,500
4.20%, 06/15/35 (Call 12/15/34)	25	26,067

		75,567
MINING — 1.09%
Barrick Gold Corp.
5.25%, 04/01/42	20	22,051
Barrick North America Finance LLC
5.75%, 05/01/43	25	29,409
7.50%, 09/15/38	75	94,474
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	100	115,140
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	51	51,938
5.00%, 09/30/43	100	114,908
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[c]	200	227,122

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	$50	$43,875
5.45%, 03/15/43 (Call 09/15/42)	70	59,850
Glencore Finance Canada Ltd.
5.55%, 10/25/42[a]	50	53,143
6.90%, 11/15/37[a]	24	28,702
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	25	27,162
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	15	15,188
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[a]	50	52,439
Newmont Mining Corp.
6.25%, 10/01/39	101	120,012
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	50	57,946
7.13%, 07/15/28	70	92,207
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	80	80,851
4.75%, 03/22/42 (Call 09/22/41)	55	60,853
Southern Copper Corp.
5.25%, 11/08/42	100	98,401
5.88%, 04/23/45	30	31,751
7.50%, 07/27/35	100	121,392
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	50	47,625
6.00%, 08/15/40 (Call 02/15/40)	25	25,063
6.13%, 10/01/35	50	51,750
6.25%, 07/15/41 (Call 01/15/41)	31	32,163

		1,755,415
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
4.80%, 03/01/35[d]	30	28,316
6.75%, 12/15/39	25	25,646

		53,962
OIL & GAS — 5.19%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	50	60,687
Anadarko Finance Co.
7.50%, 05/01/31	71	91,140
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	50	48,111
6.45%, 09/15/36	95	114,901

Security	Principal (000s)	Value
6.60%, 03/15/46 (Call 09/15/45)	$100	$125,252
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	110	113,081
5.10%, 09/01/40 (Call 03/01/40)	151	160,400
Apache Finance Canada Corp.
7.75%, 12/15/29	50	65,348
Canadian Natural Resources Ltd.
6.25%, 03/15/38	175	204,258
Cenovus Energy Inc.
5.20%, 09/15/43 (Call 03/15/43)	25	24,746
6.75%, 11/15/39	76	85,864
CNOOC Finance 2015 Australia Pty Ltd.
4.20%, 05/05/45	200	193,388
Conoco Funding Co.
7.25%, 10/15/31	100	132,213
ConocoPhillips
6.50%, 02/01/39	175	221,340
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	80	79,747
5.95%, 03/15/46 (Call 09/15/45)	50	61,613
ConocoPhillips Holding Co.
6.95%, 04/15/29	140	180,027
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	50	43,875
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	50	50,750
5.60%, 07/15/41 (Call 01/15/41)	71	76,147
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	44	32,670
5.70%, 10/15/39	10	8,488
Ecopetrol SA
5.88%, 05/28/45	75	67,849
7.38%, 09/18/43	50	53,390
Encana Corp.
6.50%, 08/15/34	26	29,705
6.50%, 02/01/38	50	57,187
6.63%, 08/15/37	30	34,463
Eni USA Inc.
7.30%, 11/15/27	25	30,928
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	50	39,000

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	$50	$48,627
5.10%, 01/15/36 (Call 07/15/35)	35	38,492
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	85	80,874
4.11%, 03/01/46 (Call 09/01/45)	100	104,032
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[c]	200	199,831
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	100	100,000
5.60%, 02/15/41	115	118,019
7.30%, 08/15/31	81	95,276
Husky Energy Inc.
6.80%, 09/15/37	10	12,299
Kerr-McGee Corp.
7.88%, 09/15/31	10	13,004
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	10	10,038
6.60%, 10/01/37	75	86,812
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	65	60,808
5.85%, 12/15/45 (Call 06/15/45)	60	60,682
6.50%, 03/01/41 (Call 09/01/40)	25	28,260
Motiva Enterprises LLC
6.85%, 01/15/40[a]	50	60,851
Murphy Oil Corp.
7.05%, 05/01/29	25	26,813
Nexen Energy ULC
6.40%, 05/15/37	110	135,885
7.50%, 07/30/39	50	69,804
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	25	25,917
5.25%, 11/15/43 (Call 05/15/43)	50	52,876
6.00%, 03/01/41 (Call 09/01/40)	90	103,116
Noble Holding International Ltd.
5.25%, 03/15/42	25	16,625
6.05%, 03/01/41	50	37,906
6.20%, 08/01/40	26	20,410
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	50	51,226
4.63%, 06/15/45 (Call 12/15/44)	50	52,772
Pertamina Persero PT
6.45%, 05/30/44[c]	200	220,683

Security	Principal (000s)	Value
Petro-Canada
5.35%, 07/15/33	$25	$27,924
Petrobras Global Finance BV
5.63%, 05/20/43	50	39,875
6.75%, 01/27/41	75	68,812
6.85%, 06/05/15	200	173,500
6.88%, 01/20/40	50	46,328
7.25%, 03/17/44	50	48,270
Petroleos de Venezuela SA
5.38%, 04/12/27[c]	125	46,088
5.50%, 04/12/37[c]	100	36,500
9.75%, 05/17/35[c]	125	62,469
Petroleos Mexicanos
5.50%, 06/27/44	64	55,126
5.63%, 01/23/46	130	112,674
6.38%, 01/23/45	120	113,821
6.50%, 06/02/41	200	194,140
6.63%, 06/15/35	100	100,674
6.63%, 06/15/38	100	99,611
6.75%, 09/21/47	139	138,235
Petronas Capital Ltd.
4.50%, 03/18/45[c]	200	214,755
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	15	15,501
4.88%, 11/15/44 (Call 05/15/44)	150	156,219
Pride International Inc.
7.88%, 08/15/40	25	23,250
PTT PCL
5.88%, 08/03/35[a]	100	112,384
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	285,950
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	25	20,500
Shell International Finance BV
3.75%, 09/12/46	25	23,411
4.00%, 05/10/46	100	97,470
4.13%, 05/11/35	125	128,422
4.38%, 05/11/45	100	103,179
5.50%, 03/25/40	86	102,394
6.38%, 12/15/38	216	282,513
Sinopec Group Overseas Development 2015 Ltd.
4.10%, 04/28/45[c]	200	191,908

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Statoil ASA
3.95%, 05/15/43	$250	$246,852
Suncor Energy Inc.
6.50%, 06/15/38	150	191,803
6.85%, 06/01/39	25	33,070
7.15%, 02/01/32	36	47,050
Transocean Inc.
6.80%, 03/15/38[d]	50	41,000
7.50%, 04/15/31	50	45,500
Valero Energy Corp.
4.90%, 03/15/45	25	25,315
6.63%, 06/15/37	121	145,466
10.50%, 03/15/39	16	24,253

		8,340,718
OIL & GAS SERVICES — 0.39%
Baker Hughes Inc.
5.13%, 09/15/40	100	112,046
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	100	104,205
4.85%, 11/15/35 (Call 05/15/35)	10	10,730
5.00%, 11/15/45 (Call 05/15/45)	125	135,722
6.70%, 09/15/38	100	126,031
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	51	42,094
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	20,938
6.75%, 09/15/40	55	50,050
7.00%, 03/15/38	25	23,563

		625,379
PACKAGING & CONTAINERS — 0.08%
Pactiv LLC
7.95%, 12/15/25	25	27,125
Sealed Air Corp.
6.88%, 07/15/33[a]	25	27,125
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	30	34,052
WestRock MWV LLC
8.20%, 01/15/30	26	34,919

		123,221
PHARMACEUTICALS — 2.37%
AbbVie Inc.
4.40%, 11/06/42	140	134,275
4.50%, 05/14/35 (Call 11/14/34)	275	274,945

Security	Principal (000s)	Value
4.70%, 05/14/45 (Call 11/14/44)	$120	$120,204
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	45	45,322
4.75%, 03/15/45 (Call 09/15/44)	100	101,377
4.85%, 06/15/44 (Call 12/15/43)	85	86,736
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	99	98,285
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	48,967
AstraZeneca PLC
4.00%, 09/18/42	50	48,719
4.38%, 11/16/45	20	20,587
6.45%, 09/15/37	150	196,427
Bristol-Myers Squibb Co.
3.25%, 08/01/42	50	44,301
4.50%, 03/01/44 (Call 09/01/43)	26	27,938
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	25	24,909
4.60%, 03/15/43	35	35,194
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	75	71,935
5.50%, 03/15/27	51	61,271
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	50	48,652
6.13%, 11/15/41	76	86,895
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	160	211,554
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	50	50,054
3.70%, 03/01/46 (Call 09/01/45)	100	99,228
4.38%, 12/05/33 (Call 06/05/33)	100	110,735
4.50%, 12/05/43 (Call 06/05/43)	120	134,608
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	50	51,663
6.00%, 03/01/41 (Call 09/01/40)	25	29,193
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	52,109
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	37,945
3.70%, 02/10/45 (Call 08/10/44)	200	193,066
4.15%, 05/18/43	60	61,958
6.55%, 09/15/37	25	33,697
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)	100	100,069

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Novartis Capital Corp.
4.40%, 05/06/44	$190	$206,161
Pfizer Inc.
4.30%, 06/15/43	10	10,424
4.40%, 05/15/44	200	211,596
5.60%, 09/15/40	35	42,933
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	25	28,076
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	150	130,572
Wyeth LLC
5.95%, 04/01/37	225	282,244
6.50%, 02/01/34	85	110,389
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	50	50,750

		3,815,963
PIPELINES — 2.32%
APT Pipelines Ltd.
5.00%, 03/23/35 (Call 12/23/34)[a]	10	10,147
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	50	53,032
Colonial Pipeline Co.
7.63%, 04/15/32[a]	50	68,642
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	50	59,244
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,000
6.75%, 09/15/37[a]	50	53,000
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	10	12,746
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	50	46,438
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	46,553
7.38%, 10/15/45 (Call 04/15/45)	50	61,762
Enbridge Inc.
5.50%, 12/01/46 (Call 05/29/46)	25	27,011
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	52,937
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	50	53,104

Security	Principal (000s)	Value
6.13%, 12/15/45 (Call 06/15/45)	$65	$71,607
6.50%, 02/01/42 (Call 08/01/41)	200	225,632
6.63%, 10/15/36	25	28,517
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	35,613
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	150	154,650
4.85%, 03/15/44 (Call 09/15/43)	30	31,095
4.95%, 10/15/54 (Call 04/15/54)	50	50,880
5.10%, 02/15/45 (Call 08/15/44)	150	160,482
5.95%, 02/01/41	15	17,410
7.55%, 04/15/38	25	33,203
Gulfstream Natural Gas System LLC
5.95%, 10/15/45 (Call 04/15/45)[a]	25	27,939
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	100	94,307
5.00%, 08/15/42 (Call 02/15/42)	40	39,166
5.00%, 03/01/43 (Call 09/01/42)	20	19,650
5.50%, 03/01/44 (Call 09/01/43)	50	51,868
5.80%, 03/15/35	25	26,700
6.95%, 01/15/38	75	89,025
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	50	49,751
5.30%, 12/01/34 (Call 06/01/34)	150	154,632
5.55%, 06/01/45 (Call 12/01/44)	75	79,228
7.75%, 01/15/32	15	18,917
7.80%, 08/01/31	50	63,717
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	75	69,286
NGPL PipeCo LLC
7.77%, 12/15/37[a]	25	28,313
ONEOK Inc.
6.00%, 06/15/35	25	26,313
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	50	57,454
6.85%, 10/15/37	75	88,560
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	120	111,390
4.90%, 02/15/45 (Call 08/15/44)	10	9,540
5.15%, 06/01/42 (Call 12/01/41)	25	24,151
6.65%, 01/15/37	25	28,114

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
6.88%, 04/15/40[a]	$25	$26,625
7.50%, 07/15/38[a]	25	27,625
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)[a]	50	53,000
Spectra Energy Capital LLC
7.50%, 09/15/38	25	30,986
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	50	48,440
5.95%, 09/25/43 (Call 03/25/43)	25	28,757
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	140	141,502
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	50	59,779
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	75	80,556
5.60%, 03/31/34	100	115,812
6.10%, 06/01/40	40	50,111
7.25%, 08/15/38	25	34,685
7.63%, 01/15/39	90	130,054
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	25	25,250
8.75%, 03/15/32	51	65,471
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	50	49,103
5.10%, 09/15/45 (Call 03/15/45)	50	50,687
5.40%, 03/04/44 (Call 09/04/43)	25	26,041
6.30%, 04/15/40	129	147,428

		3,726,638
REAL ESTATE INVESTMENT TRUSTS — 0.35%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	50	52,069
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	30,595
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	50,722
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	48,155
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	25	24,818
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	95	94,705

Security	Principal (000s)	Value
4.75%, 03/15/42 (Call 09/15/41)	$25	$26,653
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	50	47,370
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	30,559
Weyerhaeuser Co.
6.88%, 12/15/33	25	30,683
6.95%, 10/01/27	35	42,770
7.38%, 03/15/32	60	78,992

		558,091
RETAIL — 2.16%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	50	45,226
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	125	135,872
5.13%, 07/20/45 (Call 01/20/45)	175	195,352
5.30%, 12/05/43 (Call 06/05/43)	20	22,673
Darden Restaurants Inc.
6.80%, 10/15/37	25	29,528
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)	40	42,191
4.40%, 03/15/45 (Call 09/15/44)	35	37,625
5.88%, 12/16/36	300	383,226
5.95%, 04/01/41 (Call 10/01/40)	100	128,583
JC Penney Corp. Inc.
6.38%, 10/15/36	10	7,650
7.40%, 04/01/37	25	20,250
7.63%, 03/01/97	25	19,125
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	25	22,519
L Brands Inc.
6.75%, 07/01/36	25	24,033
6.88%, 11/01/35	50	48,063
6.95%, 03/01/33	25	23,969
7.60%, 07/15/37	25	25,000
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	50	47,437
4.25%, 09/15/44 (Call 03/15/44)	50	51,515
4.38%, 09/15/45 (Call 03/15/45)	80	84,494
5.50%, 10/15/35	26	30,900
5.80%, 04/15/40 (Call 10/15/39)	50	61,990
6.65%, 09/15/37	60	80,753

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	$50	$41,905
4.50%, 12/15/34 (Call 06/15/34)	30	26,854
6.38%, 03/15/37	25	25,091
6.90%, 04/01/29	75	80,042
McDonald’s Corp.
3.63%, 05/01/43	75	66,805
3.70%, 02/15/42	50	45,095
4.60%, 05/26/45 (Call 11/26/44)	25	25,764
4.88%, 12/09/45 (Call 06/09/45)	50	53,823
6.30%, 10/15/37	50	62,868
6.30%, 03/01/38	25	31,365
New Albertsons Inc.
7.45%, 08/01/29	30	29,475
8.70%, 05/01/30	25	25,688
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	52	50,146
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	50	46,750
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	25	26,628
Target Corp.
3.63%, 04/15/46	50	45,634
4.00%, 07/01/42	100	98,061
6.35%, 11/01/32	25	31,688
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	250	252,818
4.30%, 04/22/44 (Call 10/22/43)[d]	150	158,956
5.00%, 10/25/40	30	34,494
5.25%, 09/01/35	50	59,397
5.88%, 04/05/27	25	31,064
6.20%, 04/15/38	200	264,332
6.50%, 08/15/37	100	135,325
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	25	25,368
4.65%, 06/01/46 (Call 12/01/45)	50	50,891
4.80%, 11/18/44 (Call 05/18/44)	50	51,900
Yum! Brands Inc.
6.88%, 11/15/37	25	25,625

		3,471,826
SEMICONDUCTORS — 0.37%
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	45	50,853
5.85%, 06/15/41	25	30,859

Security	Principal (000s)	Value
Intel Corp.
4.00%, 12/15/32	$125	$131,503
4.10%, 05/19/46 (Call 11/19/45)	50	50,472
4.25%, 12/15/42	25	25,891
4.80%, 10/01/41	50	55,922
4.90%, 07/29/45 (Call 01/29/45)	100	114,077
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	25	26,843
QUALCOMM Inc.
4.80%, 05/20/45 (Call 11/20/44)	100	104,849

		591,269
SOFTWARE — 1.39%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	50	48,737
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	245	236,628
3.50%, 11/15/42	25	23,114
3.70%, 08/08/46 (Call 02/08/46)	150	141,618
3.75%, 02/12/45 (Call 08/12/44)	100	95,494
4.00%, 02/12/55 (Call 08/12/54)	235	223,884
4.10%, 02/06/37 (Call 08/06/36)	100	103,501
4.20%, 11/03/35 (Call 05/03/35)	50	52,457
4.45%, 11/03/45 (Call 05/03/45)	100	106,165
5.20%, 06/01/39	25	29,365
5.30%, 02/08/41	182	217,241
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	50	51,620
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)[d]	20	19,772
3.90%, 05/15/35 (Call 11/15/34)	140	139,707
4.13%, 05/15/45 (Call 11/15/44)	135	133,499
4.30%, 07/08/34 (Call 01/08/34)	230	241,840
4.38%, 05/15/55 (Call 11/15/54)	35	34,922
4.50%, 07/08/44 (Call 01/08/44)	200	209,192
6.50%, 04/15/38	100	132,210

		2,240,966
TELECOMMUNICATIONS — 4.23%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	75	82,875
America Movil SAB de CV
6.13%, 11/15/37	50	57,940
6.13%, 03/30/40	100	117,178
6.38%, 03/01/35	90	106,850

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	$400	$354,224
4.50%, 05/15/35 (Call 11/15/34)	425	402,173
4.50%, 03/09/48 (Call 09/09/47)	500	449,190
4.55%, 03/09/49 (Call 09/09/48)	142	127,960
4.75%, 05/15/46 (Call 11/15/45)	25	23,360
4.80%, 06/15/44 (Call 12/15/43)	50	47,084
5.15%, 03/15/42	125	123,789
5.35%, 09/01/40	10	10,159
5.65%, 02/15/47 (Call 08/15/46)	20	21,097
6.00%, 08/15/40 (Call 05/15/40)	100	109,500
British Telecommunications PLC
9.13%, 12/15/30	146	218,022
CenturyLink Inc.
7.60%, 09/15/39	25	22,925
7.65%, 03/15/42	25	22,875
Series G
6.88%, 01/15/28	25	24,219
Cisco Systems Inc.
5.50%, 01/15/40	50	61,799
5.90%, 02/15/39	115	147,382
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	150	162,145
8.75%, 06/15/30	79	116,704
Embarq Corp.
8.00%, 06/01/36	52	52,171
Frontier Communications Corp.
9.00%, 08/15/31	50	44,375
Juniper Networks Inc.
5.95%, 03/15/41	50	53,900
Koninklijke KPN NV
8.38%, 10/01/30	50	66,882
Motorola Solutions Inc.
5.50%, 09/01/44	25	24,362
Nokia OYJ
6.63%, 05/15/39	25	26,688
Orange SA
5.38%, 01/13/42	56	63,155
5.50%, 02/06/44 (Call 08/06/43)[d]	50	57,907
9.00%, 03/01/31	125	187,360
Qwest Capital Funding Inc.
7.75%, 02/15/31	50	47,375

Security	Principal (000s)	Value
Qwest Corp.
6.88%, 09/15/33 (Call 03/31/17)	$65	$64,350
7.13%, 11/15/43 (Call 03/31/17)	20	19,925
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	50	49,775
5.00%, 03/15/44 (Call 09/15/43)	110	118,348
SES Global Americas Holdings GP
5.30%, 03/25/44[a]	24	21,258
Sprint Capital Corp.
6.88%, 11/15/28	125	133,281
8.75%, 03/15/32	100	120,000
Telecom Italia Capital SA
6.00%, 09/30/34	50	49,375
6.38%, 11/15/33	50	50,500
7.20%, 07/18/36	65	68,835
7.72%, 06/04/38	50	55,313
Telefonica Emisiones SAU
7.05%, 06/20/36	75	90,065
Telefonica Europe BV
8.25%, 09/15/30	57	76,980
U.S. Cellular Corp.
6.70%, 12/15/33	25	25,207
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	150	126,982
4.40%, 11/01/34 (Call 05/01/34)	150	144,253
4.67%, 03/15/55	175	159,791
4.81%, 03/15/39[a]	80	79,679
4.86%, 08/21/46	350	341,240
5.01%, 04/15/49[a]	419	412,719
5.01%, 08/21/54	300	288,732
5.05%, 03/15/34 (Call 12/15/33)	374	385,587
6.55%, 09/15/43	225	274,702
Vodafone Group PLC
6.15%, 02/27/37	125	142,512
7.88%, 02/15/30	50	66,932

		6,799,966
TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36	50	58,650

		58,650
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	50	51,386
6.35%, 03/15/40	25	29,383

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	$26	$26,449

		107,218
TRANSPORTATION — 1.59%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	35	34,436
4.15%, 04/01/45 (Call 10/01/44)	70	71,173
4.55%, 09/01/44 (Call 03/01/44)	100	107,778
4.70%, 09/01/45 (Call 03/01/45)	50	55,295
4.90%, 04/01/44 (Call 10/01/43)	50	56,613
5.75%, 05/01/40 (Call 11/01/39)	250	307,635
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	50	54,013
6.20%, 06/01/36	60	78,239
6.38%, 11/15/37	41	54,662
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	50	54,827
5.75%, 01/15/42	50	60,296
5.95%, 05/15/37	76	92,791
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	50	46,052
4.10%, 03/15/44 (Call 09/15/43)	75	72,897
4.50%, 08/01/54 (Call 02/01/54)	25	24,689
6.00%, 10/01/36	26	31,701
6.15%, 05/01/37	35	43,647
6.22%, 04/30/40	81	101,350
FedEx Corp.
3.90%, 02/01/35	115	111,204
4.10%, 02/01/45	40	38,044
4.55%, 04/01/46 (Call 10/01/45)	25	25,590
4.75%, 11/15/45 (Call 05/15/45)	75	78,602
4.90%, 01/15/34	50	54,055
5.10%, 01/15/44	25	27,230
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	46,810
4.95%, 08/15/45 (Call 02/15/45)	25	25,436
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	70	74,140
4.65%, 01/15/46 (Call 07/15/45)	25	27,367
4.80%, 08/15/43 (Call 02/15/43)	69	76,481
4.84%, 10/01/41	50	55,570
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	160	155,458

Security	Principal (000s)	Value
4.05%, 11/15/45 (Call 05/15/45)	$10	$10,167
4.05%, 03/01/46 (Call 09/01/45)	25	25,523
4.38%, 11/15/65 (Call 05/15/65)	50	50,559
4.75%, 09/15/41 (Call 03/15/41)	25	27,516
4.82%, 02/01/44 (Call 08/01/43)	50	55,757
6.63%, 02/01/29	50	64,992
United Parcel Service Inc.
3.63%, 10/01/42	100	95,692
6.20%, 01/15/38	45	59,516
XPO CNW Inc.
6.70%, 05/01/34	25	22,875

		2,556,678
TRUCKING & LEASING — 0.04%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	60	61,582

		61,582
WATER — 0.08%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	52,526
4.30%, 09/01/45 (Call 03/01/45)	25	26,326
6.59%, 10/15/37	35	47,115

		125,967

TOTAL CORPORATE BONDS & NOTES
(Cost: $86,686,788)		85,794,152

FOREIGN GOVERNMENT OBLIGATIONS[e] — 7.62%

ARGENTINA — 0.49%
Argentine Republic Government International Bond
2.50%, 12/31/38[b]	395	248,850
7.63%, 04/22/46[c]	150	151,050
8.28%, 12/31/33	371	392,588

		792,488
BRAZIL — 0.35%
Brazilian Government International Bond
5.00%, 01/27/45	300	261,750
5.63%, 01/07/41	200	191,000
7.13%, 01/20/37	100	111,250

		564,000

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CANADA — 0.11%
Province of Quebec Canada
7.50%, 09/15/29	$121	$171,809

		171,809
CHILE — 0.09%
Chile Government International Bond
3.63%, 10/30/42[d]	150	147,792

		147,792
COLOMBIA — 0.41%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	200	215,890
6.13%, 01/18/41	168	189,885
7.38%, 09/18/37	200	253,064

		658,839
COSTA RICA — 0.12%
Costa Rica Government International Bond
7.00%, 04/04/44[c]	200	196,740

		196,740
DOMINICAN REPUBLIC — 0.07%
Dominican Republic International Bond
7.45%, 04/30/44[c]	100	109,250

		109,250
EL SALVADOR — 0.09%
El Salvador Government International Bond
7.65%, 06/15/35[c]	150	138,375

		138,375
HUNGARY — 0.13%
Hungary Government International Bond
7.63%, 03/29/41	150	214,830

		214,830
INDONESIA — 0.51%
Indonesia Government International Bond
5.13%, 01/15/45[c]	200	209,381
5.25%, 01/17/42[c]	200	212,363
6.63%, 02/17/37[c]	100	123,060
7.75%, 01/17/38[c]	100	137,990

Security	Principal (000s)	Value
8.50%, 10/12/35[c]	$100	$144,965

		827,759
IRAQ — 0.14%
Iraq International Bond
5.80%, 01/15/28 (Call 04/16/17)[c]	250	221,107

		221,107
ISRAEL — 0.13%
Israel Government International Bond
4.50%, 01/30/43	200	205,942

		205,942
ITALY — 0.08%
Republic of Italy Government International Bond
5.38%, 06/15/33	124	134,686

		134,686
IVORY COAST — 0.17%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/17)[b,c]	294	276,378

		276,378
JAMAICA — 0.14%
Jamaica Government International Bond
6.75%, 04/28/28	200	224,042

		224,042
KAZAKHSTAN — 0.12%
Kazakhstan Government International Bond
4.88%, 10/14/44[c]	200	192,534

		192,534
LEBANON — 0.18%
Lebanon Government International Bond
6.65%, 02/26/30[c]	200	197,374
6.75%, 11/29/27[c]	100	100,398

		297,772
MEXICO — 0.73%
Mexico Government International Bond
4.75%, 03/08/44	258	246,047
5.55%, 01/21/45	250	264,475
5.75%, 10/12/49	200	193,330

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.05%, 01/11/40	$100	$112,373
6.75%, 09/27/34	100	121,918
7.50%, 04/08/33	100	128,938
8.30%, 08/15/31	75	109,529

		1,176,610
PANAMA — 0.30%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	200	202,880
6.70%, 01/26/36	105	132,271
9.38%, 04/01/29	100	145,759

		480,910
PERU — 0.36%
Peruvian Government International Bond
4.13%, 08/25/27[d]	100	108,059
5.63%, 11/18/50	150	176,664
6.55%, 03/14/37	100	128,900
8.75%, 11/21/33	107	161,398

		575,021
PHILIPPINES — 0.52%
Philippine Government International Bond
3.95%, 01/20/40	200	206,228
6.38%, 01/15/32	165	214,809
6.38%, 10/23/34	200	266,658
7.75%, 01/14/31	100	143,241

		830,936
QATAR — 0.18%
Qatar Government International Bond
6.40%, 01/20/40[a]	100	128,874
9.75%, 06/15/30[a]	100	158,000

		286,874
ROMANIA — 0.07%
Romanian Government International Bond
6.13%, 01/22/44[c]	100	120,990

		120,990
RUSSIA — 0.68%
Russian Foreign Bond-Eurobond
5.63%, 04/04/42[c]	200	218,121
7.50%, 03/31/30[b,c]	508	609,534
12.75%, 06/24/28[c]	150	262,875

		1,090,530

Security	Principal (000s)	Value
SOUTH AFRICA — 0.19%
Republic of South Africa Government International Bond
5.00%, 10/12/46	$200	$192,750
6.25%, 03/08/41	100	114,000

		306,750
SUPRANATIONAL — 0.18%
Asian Development Bank
5.82%, 06/16/28	51	63,315
European Investment Bank
4.88%, 02/15/36	50	62,744
Inter-American Development Bank
3.88%, 10/28/41	65	71,153
4.38%, 01/24/44	25	29,425
International Bank for Reconstruction & Development
4.75%, 02/15/35	50	61,683

		288,320
TURKEY — 0.56%
Turkey Government International Bond
4.88%, 04/16/43	400	335,332
6.75%, 05/30/40	100	105,065
6.88%, 03/17/36	135	143,713
7.25%, 03/05/38	125	138,463
8.00%, 02/14/34	150	177,379

		899,952
UKRAINE — 0.06%
Ukraine Government International Bond
7.75%, 09/01/27[c]	100	92,520

		92,520
URUGUAY — 0.26%
Uruguay Government International Bond
4.13%, 11/20/45	100	86,499
4.38%, 10/27/27	100	103,085
5.10%, 06/18/50	100	94,232
7.63%, 03/21/36	55	70,223
7.88%, 01/15/33	50	64,210

		418,249

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
VENEZUELA — 0.20%
Venezuela Government International Bond
7.00%, 03/31/38[c]	$125	$55,713
9.25%, 09/15/27	175	91,927
9.25%, 05/07/28[c]	100	48,450
9.38%, 01/13/34	100	49,570
11.95%, 08/05/31[c]	120	70,620

		316,280

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $12,492,665)		12,258,285

MUNICIPAL DEBT OBLIGATIONS — 4.46%

ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	50	57,427

		57,427
CALIFORNIA — 1.45%
Bay Area Toll Authority RB BAB Series S-3
6.91%, 10/01/50	150	215,749
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	30	43,641
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	40	52,900
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	110	154,283
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	50	63,425
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	73,786

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	$60	$74,680
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	73,386
Los Angeles Department of Power RB Series A
5.72%, 07/01/39	100	123,536
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29	150	182,194
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	40	49,002
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	50	65,285
State of California GO BAB
7.30%, 10/01/39	200	283,506
7.50%, 04/01/34	70	99,875
7.55%, 04/01/39	100	147,566
7.60%, 11/01/40	155	232,224
7.95%, 03/01/36 (Call 03/01/20)	100	115,993
University of California RB
Series AD
4.86%, 05/15/12	100	98,767
Series AQ
4.77%, 05/15/15	25	24,143
University of California RB BAB
5.77%, 05/15/43	95	117,176
6.27%, 05/15/31 (Call 05/15/19)	45	48,826

		2,339,943
COLORADO — 0.06%
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	50	67,828
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	20	26,193

		94,021

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CONNECTICUT — 0.07%
State of Connecticut GO BAB
5.63%, 12/01/29	$100	$120,192

		120,192
DISTRICT OF COLUMBIA — 0.02%
District of Columbia RB BAB
5.58%, 12/01/35	25	31,040

		31,040
GEORGIA — 0.08%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	55	68,356
Project M, Series 2010-A
6.66%, 04/01/57	50	61,307

		129,663
ILLINOIS — 0.36%
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	35	43,231
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	67,164
State of Illinois GO
5.10%, 06/01/33	500	462,960

		573,355
MARYLAND — 0.04%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	62,813

		62,813
MASSACHUSETTS — 0.17%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	100	124,486
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	25	31,658

Security	Principal (000s)	Value
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	$50	$63,337
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	50	59,849

		279,330
MISSOURI — 0.03%
Health & Educational Facilities Authority of the State of Missouri RB Series A
3.65%, 01/15/46	50	49,422

		49,422
NEVADA — 0.04%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	50	71,330

		71,330
NEW JERSEY — 0.25%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	100	119,646
New Jersey State Turnpike Authority RB BAB Series F
7.41%, 01/01/40	135	196,804
New Jersey Transportation Trust Fund Authority RB BAB Series C
6.10%, 12/15/28 (Call 12/15/20)	75	78,773

		395,223
NEW YORK — 0.76%
City of New York NY GO BAB
5.97%, 03/01/36	50	63,886
Series C-1
5.52%, 10/01/37	100	123,730
Metropolitan Transportation Authority RB BAB Series C-1
6.69%, 11/15/40	100	133,859

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB Series B
6.83%, 07/15/40	$75	$95,867
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series G-3
5.27%, 05/01/27	100	116,746
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	61,716
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	132,173
6.01%, 06/15/42	25	33,177
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	100	121,719
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	67,093
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	100	104,092
6.04%, 12/01/29	40	50,420
Series 192
4.81%, 10/15/65	100	110,153

		1,214,631
NORTH CAROLINA — 0.06%
University of North Carolina at Chapel Hill RB Series C
3.33%, 12/01/36	100	99,232

		99,232
OHIO — 0.16%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41	35	50,808
Series E
6.27%, 02/15/50	50	60,336

Security	Principal (000s)	Value
Ohio State University (The) RB
Series A
4.05%, 12/01/56	$50	$49,845
4.80%, 06/01/11	75	73,327
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	28,453

		262,769
OREGON — 0.17%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28 (NPFGC)	100	117,150
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	50	62,877
State of Oregon GO
5.89%, 06/01/27	75	90,849

		270,876
PENNSYLVANIA — 0.04%
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	50	60,701

		60,701
SOUTH CAROLINA — 0.04%
South Carolina Public Service Authority RB Series C
5.78%, 12/01/41	50	58,400

		58,400
TENNESSEE — 0.03%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43	40	52,447

		52,447

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TEXAS — 0.51%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	$50	$52,510
City of Houston TX GOL Series A
6.29%, 03/01/32	50	59,643
City of San Antonio TX Electric & Gas Systems Revenue RB
5.72%, 02/01/41	25	31,550
5.81%, 02/01/41	50	63,281
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	66,585
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	30	35,782
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	45,659
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	100	142,169
Permanent University Fund – University of Texas System RB BAB
5.26%, 07/01/39	100	122,910
State of Texas GO BAB Series A
4.63%, 04/01/33	100	114,641
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	75	89,258

		823,988
VIRGINIA — 0.04%
Virginia Commonwealth Transportation Board RB BAB
5.35%, 05/15/35 (SAP)	50	60,268

		60,268

Security	Principal (000s)	Value
WASHINGTON — 0.04%
State of Washington GO BAB Series F
5.14%, 08/01/40	$50	$60,417

		60,417

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $7,256,959)		7,167,488

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 33.01%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.70%
Federal Home Loan Banks
5.50%, 07/15/36	200	264,770
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,436	2,007,327
6.75%, 03/15/31	100	142,988
Federal National Mortgage Association
6.25%, 05/15/29	200	268,260
Tennessee Valley Authority
3.50%, 12/15/42	50	50,208

		2,733,553
U.S. GOVERNMENT OBLIGATIONS — 31.31%
U.S. Treasury Note/Bond
2.25%, 08/15/46	450	384,912
2.50%, 02/15/45	1,475	1,338,105
2.50%, 02/15/46	3,225	2,919,657
2.50%, 05/15/46	1,300	1,176,279
2.75%, 11/15/42	474	455,163
2.88%, 08/15/45	3,375	3,304,969
2.88%, 11/15/46	2,000	1,961,340
3.00%, 11/15/44	9,775	9,817,130
3.00%, 05/15/45	1,375	1,380,046
3.00%, 11/15/45	1,350	1,354,738
3.13%, 11/15/41	1,050	1,082,739
3.13%, 02/15/42	960	989,933
3.13%, 08/15/44	3,050	3,138,267
3.38%, 05/15/44	350	376,821
3.75%, 08/15/41	74	84,583
3.88%, 08/15/40	1,000	1,164,840
4.25%, 11/15/40	2,750	3,383,628
4.38%, 11/15/39	4,030	5,041,046
4.38%, 05/15/40	895	1,119,627

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
4.38%, 05/15/41	$1,180	$1,480,652
4.75%, 02/15/41	3,300	4,356,726
5.25%, 11/15/28	1,150	1,475,209
5.25%, 02/15/29	1,000	1,287,610
6.25%, 05/15/30	25	35,588
6.63%, 02/15/27	900	1,240,560

		50,350,168

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $56,055,932)		53,083,721

SHORT-TERM INVESTMENTS — 1.14%

MONEY MARKET FUNDS — 1.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g,h]	1,840	1,840,468

		1,840,468

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,840,468)		1,840,468

TOTAL INVESTMENTS IN SECURITIES — 99.58%
(Cost: $164,332,812)[i]		160,144,114
Other Assets, Less Liabilities — 0.42%		679,631

NET ASSETS — 100.00%		$160,823,745

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

VRN  —  Variable Rate Note

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $164,381,079. Net unrealized depreciation was $4,236,965, of which $1,989,546 represented gross unrealized appreciation on securities and $6,226,511 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$85,794,152	$—	$85,794,152
Foreign government obligations	—	12,258,285	—	12,258,285
Municipal debt obligations	—	7,167,488	—	7,167,488
U.S. government & agency obligations	—	53,083,721	—	53,083,721
Money market funds	1,840,468	—	—	1,840,468

Total	$1,840,468	$158,303,646	$—	$160,144,114

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.12%

MORTGAGE-BACKED SECURITIES — 1.12%
Barclays Commercial Mortgage Securities Trust Series 2017-C1, Class A4
3.67%, 02/15/50	$18,450	$19,107,742
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,735,800
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,413,900
Series 2014-GC25, Class AS
4.02%, 10/10/47	5,209	5,444,603
Series 2015-GC27, Class AAB
2.94%, 02/10/48	11,256	11,472,228
Series 2016-GC37, Class A4
3.31%, 04/10/49	17,730	17,854,820
Series 2016-P5
2.87%, 10/10/49	11,400	11,115,342
COMM Mortgage Trust
Series 2013-CR08, Class A2
2.37%, 06/10/46	7,500	7,559,025
Series 2013-CR11, Class A4
4.26%, 10/10/46	13,802	14,906,712
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,395,400
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	2,979,592
Series 2014-CR18, Class AM
4.10%, 07/15/47	10,000	10,526,400
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,208,862
Series 2014-UBS3, Class A4
3.82%, 06/10/47	12,887	13,497,071
Series 2014-UBS4, Class A5
3.69%, 08/10/47	12,920	13,370,649
Series 2015-CR24, Class A5
3.70%, 08/10/48	16,990	17,618,970
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,778,463

Security		Principal (000s)	Value
Series 2015-DC1, Class C
4.35%, 02/10/48[a]		$3,000	$2,969,820
Series 2015-LC21, Class A4
3.71%, 07/10/48		15,500	16,102,330
Series 2015-LC23, Class A2
3.22%, 10/10/48		18,275	18,860,349
Series 2015-PC1, Class A2
3.15%, 07/10/50		3,000	3,086,190
Series 2015-PC1, Class A5
3.90%, 07/10/50		3,650	3,835,895
Series 2016-DC2, Class A5
3.77%, 02/10/49		4,000	4,152,840
Commercial Mortgage Pass Through Certificates Series 2016-CR28, Class A4
3.76%, 02/10/49		8,000	8,345,280
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57		10,000	10,233,800
Series 2015-C4, Class A4
3.81%, 11/15/48		17,519	18,328,728
DBJPM Mortgage Trust Series 2016-C3, Class A5
2.89%, 09/10/49		1,000	974,870
GS Mortgage Securities Trust
Series 2013-GC12, Class AS
3.38%, 06/10/46		5,000	5,040,800
Series 2013-GC16, Class A4
4.27%, 11/10/46		10,000	10,815,100
Series 2014-GC20, Class A3
3.68%, 04/10/47		1,000	1,044,330
Series 2015-GC32, Class A2
3.06%, 07/10/48		2,000	2,052,220
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47		5,700	5,826,426
Series 2014-C22, Class A2
3.04%, 09/15/47	(Call 08/15/19)	5,500	5,629,635
Series 2014-C22, Class A4
3.80%, 09/15/47	(Call 07/15/24)	7,000	7,292,390
Series 2014-C23, Class A5
3.93%, 09/15/47	(Call 09/15/24)	9,660	10,223,854

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series 2014-C24, Class A2
2.94%, 11/15/47		$9,000	$9,201,420
Series 2014-C25, Class B
4.35%, 11/15/47	(Call 11/11/24)[a]	3,800	3,961,158
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class A3
2.48%, 12/15/47		5,250	5,269,373
Series 2014-C20, Class A2
2.87%, 07/15/47		5,000	5,096,050
Series 2014-C20, Class A5
3.80%, 07/15/47		9,000	9,432,000
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46		5,000	5,074,450
Series 2013-C10, Class A5
4.08%, 07/15/46[a]		1,600	1,717,728
Series 2014-C19, Class A2
3.10%, 12/15/47		4,000	4,107,520
Series 2015-C22, Class A4
3.31%, 04/15/48		5,000	5,069,200
Series 2015-C23, Class A4
3.72%, 07/15/50		1,850	1,920,541
Series 2015-C24, Class A4
3.73%, 05/15/48		7,275	7,596,191
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4
3.53%, 05/10/63		19,115	20,041,122
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5
3.82%, 08/15/50		15,200	15,936,440
Series 2015-C27, Class A5
3.45%, 02/15/48		8,500	8,676,885
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1
2.30%, 06/15/45		7,054	7,099,014
Series 2012-C07, Class A2
3.43%, 06/15/45		5,000	5,209,950
Series 2012-C10, Class A3
2.88%, 12/15/45		15,800	15,958,948

Security		Principal (000s)	Value
Series 2013-C11, Class A4
3.04%, 03/15/45		$11,671	$11,892,749
Series 2013-C14, Class A5
3.34%, 06/15/46		10,315	10,611,041

			474,672,216

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $474,135,540)			474,672,216

CORPORATE BONDS & NOTES — 26.66%

ADVERTISING — 0.05%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23		2,420	2,453,638
4.00%, 03/15/22		110	114,366
4.20%, 04/15/24		2,400	2,481,624
Omnicom Group Inc.
3.60%, 04/15/26	(Call 01/15/26)	200	200,358
3.63%, 05/01/22		5,275	5,474,712
3.65%, 11/01/24	(Call 08/01/24)	275	280,151
4.45%, 08/15/20		526	561,410
WPP Finance 2010
3.63%, 09/07/22		1,000	1,025,940
3.75%, 09/19/24		3,050	3,102,673
4.75%, 11/21/21		3,000	3,244,440
5.13%, 09/07/42		370	370,992
5.63%, 11/15/43		20	21,591

			19,331,895
AEROSPACE & DEFENSE — 0.40%
Boeing Capital Corp.
4.70%, 10/27/19		2,346	2,531,780
Boeing Co. (The)
1.65%, 10/30/20	(Call 09/30/20)	340	336,359
2.13%, 03/01/22	(Call 02/01/22)	1,650	1,638,582
2.20%, 10/30/22	(Call 08/30/22)	155	152,114
2.25%, 06/15/26	(Call 03/15/26)	1,535	1,454,351
2.50%, 03/01/25	(Call 12/01/24)	95	92,459
2.60%, 10/30/25	(Call 07/30/25)	1,145	1,117,383
2.80%, 03/01/27	(Call 12/01/26)	1,750	1,728,125
2.85%, 10/30/24	(Call 07/30/24)	2,035	2,039,701
3.30%, 03/01/35	(Call 09/01/34)	645	612,389
3.38%, 06/15/46	(Call 12/15/45)	1,850	1,702,259
3.50%, 03/01/45	(Call 09/01/44)[b]	2,220	2,062,669
3.65%, 03/01/47	(Call 09/01/46)	830	806,984

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.88%, 02/15/20		$4,650	$5,054,829
6.00%, 03/15/19		2,900	3,149,487
6.63%, 02/15/38		40	54,659
6.88%, 03/15/39		285	405,572
Embraer Netherlands Finance BV
5.40%, 02/01/27		500	517,405
General Dynamics Corp.
1.00%, 11/15/17		5	4,996
1.88%, 08/15/23	(Call 06/15/23)	1,380	1,315,982
2.13%, 08/15/26	(Call 05/15/26)	1,380	1,282,448
2.25%, 11/15/22	(Call 08/15/22)	5,988	5,904,946
3.60%, 11/15/42	(Call 05/15/42)	15	14,470
3.88%, 07/15/21	(Call 04/15/21)	1,900	2,021,125
Harris Corp.
2.00%, 04/27/18		460	460,828
3.83%, 04/27/25	(Call 01/27/25)	860	882,928
4.40%, 12/15/20		1,950	2,074,702
4.85%, 04/27/35	(Call 10/27/34)	660	709,988
5.05%, 04/27/45	(Call 10/27/44)	975	1,077,453
5.55%, 10/01/21		550	609,906
6.15%, 12/15/40		15	18,215
L3 Technologies Inc.
3.85%, 12/15/26	(Call 09/15/26)	1,510	1,530,823
3.95%, 05/28/24	(Call 02/28/24)	761	781,615
4.75%, 07/15/20		2,732	2,926,327
4.95%, 02/15/21	(Call 11/15/20)	2,025	2,182,565
5.20%, 10/15/19		3,175	3,412,395
Lockheed Martin Corp.
1.85%, 11/23/18		2,315	2,321,806
2.50%, 11/23/20	(Call 10/23/20)	3,070	3,104,230
2.90%, 03/01/25	(Call 12/01/24)	3,637	3,578,663
3.10%, 01/15/23	(Call 11/15/22)	590	596,991
3.35%, 09/15/21		2,445	2,530,159
3.55%, 01/15/26	(Call 10/15/25)	842	862,090
3.60%, 03/01/35	(Call 09/01/34)	2,543	2,457,759
3.80%, 03/01/45	(Call 09/01/44)	2,807	2,674,032
4.07%, 12/15/42		5,798	5,760,429
4.25%, 11/15/19		1,150	1,220,610
4.50%, 05/15/36	(Call 11/15/35)	490	525,834
4.70%, 05/15/46	(Call 11/15/45)	7,666	8,405,999
4.85%, 09/15/41		748	825,470
5.50%, 11/15/39		100	117,976

Security		Principal (000s)	Value
Series B
6.15%, 09/01/36		$35	$44,767
Northrop Grumman Corp.
1.75%, 06/01/18		3,337	3,343,808
3.20%, 02/01/27	(Call 11/01/26)	5,215	5,192,419
3.25%, 08/01/23		6,179	6,333,599
3.50%, 03/15/21		2,250	2,339,437
3.85%, 04/15/45	(Call 10/15/44)	1,190	1,140,484
4.75%, 06/01/43		1,705	1,875,398
5.05%, 11/15/40		545	607,937
Northrop Grumman Systems Corp.
7.75%, 02/15/31		115	162,748
Raytheon Co.
2.50%, 12/15/22	(Call 09/15/22)	1,300	1,300,065
3.13%, 10/15/20		363	375,669
4.20%, 12/15/44	(Call 06/15/44)	510	534,556
4.70%, 12/15/41		650	724,756
6.40%, 12/15/18		5,679	6,160,465
7.20%, 08/15/27		1,765	2,366,459
Rockwell Collins Inc.
3.10%, 11/15/21	(Call 08/15/21)	575	583,774
3.70%, 12/15/23	(Call 09/15/23)	1,725	1,791,723
4.80%, 12/15/43	(Call 06/15/43)	225	241,902
Spirit AeroSystems Inc.
3.85%, 06/15/26	(Call 03/15/26)	1,145	1,140,294
United Technologies Corp.
1.78%, 05/04/18[c]		6,300	6,303,402
1.95%, 11/01/21	(Call 10/01/21)	855	841,226
2.65%, 11/01/26	(Call 08/01/26)	895	865,483
3.10%, 06/01/22		6,321	6,510,440
3.75%, 11/01/46	(Call 05/01/46)	2,100	2,013,228
4.15%, 05/15/45	(Call 11/16/44)	4,300	4,387,720
4.50%, 04/15/20		2,308	2,483,039
4.50%, 06/01/42		5,942	6,383,372
5.40%, 05/01/35		745	881,886
5.70%, 04/15/40		4,263	5,261,651
6.05%, 06/01/36		151	190,381
6.13%, 07/15/38		6,222	7,986,497
6.70%, 08/01/28		475	622,117
7.50%, 09/15/29		50	70,213

			168,711,782

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
AGRICULTURE — 0.27%
Altria Group Inc.
2.63%, 01/14/20	(Call 12/14/19)	$3,720	$3,774,796
2.63%, 09/16/26	(Call 06/16/26)	745	707,541
2.85%, 08/09/22		600	599,760
2.95%, 05/02/23		125	124,616
3.88%, 09/16/46	(Call 03/16/46)	860	810,679
4.00%, 01/31/24		6,367	6,714,256
4.25%, 08/09/42		530	525,039
4.50%, 05/02/43		3,891	3,998,119
4.75%, 05/05/21		5,933	6,450,417
5.38%, 01/31/44		4,585	5,330,154
9.70%, 11/10/18		350	395,815
Archer-Daniels-Midland Co.
2.50%, 08/11/26	(Call 05/11/26)	2,100	1,996,428
4.02%, 04/16/43		56	55,668
4.48%, 03/01/21		3,290	3,562,708
4.54%, 03/26/42		248	264,854
5.77%, 03/01/41[c]		600	746,394
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	(Call 05/15/26)	1,750	1,691,025
3.50%, 11/24/20	(Call 10/24/20)[b]	2,705	2,758,884
Philip Morris International Inc.
1.13%, 08/21/17		36	35,983
1.25%, 08/11/17		355	355,135
1.25%, 11/09/17		727	727,514
1.38%, 02/25/19		635	630,777
1.88%, 01/15/19		330	331,162
1.88%, 02/25/21	(Call 01/25/21)	150	147,255
2.00%, 02/21/20		1,000	998,510
2.13%, 05/10/23	(Call 03/10/23)	720	687,247
2.50%, 08/22/22		3,000	2,964,900
2.63%, 02/18/22	(Call 01/18/22)	755	756,804
2.63%, 03/06/23		200	197,042
2.75%, 02/25/26	(Call 11/25/25)[b]	3,501	3,377,485
2.90%, 11/15/21		200	203,024
3.25%, 11/10/24		5,039	5,084,099
3.38%, 08/11/25	(Call 05/11/25)	1,240	1,258,154
3.60%, 11/15/23		1,555	1,612,628
3.88%, 08/21/42		176	166,067
4.13%, 05/17/21		2,500	2,666,375
4.13%, 03/04/43		1,090	1,067,372
4.25%, 11/10/44		5,678	5,689,924

Security		Principal (000s)	Value
4.38%, 11/15/41		$3,383	$3,429,787
4.50%, 03/26/20		500	534,645
4.50%, 03/20/42		2,055	2,116,321
4.88%, 11/15/43		1,185	1,294,494
5.65%, 05/16/18		6,409	6,724,195
6.38%, 05/16/38		2,733	3,515,485
Reynolds American Inc.
2.30%, 08/21/17		3,224	3,236,786
2.30%, 06/12/18		535	538,724
3.25%, 06/12/20		6,354	6,514,121
4.00%, 06/12/22		1,815	1,907,402
4.45%, 06/12/25	(Call 03/12/25)	1,125	1,187,606
4.85%, 09/15/23		25	27,213
5.70%, 08/15/35	(Call 02/15/35)	1,500	1,736,070
5.85%, 08/15/45	(Call 02/15/45)	8,671	10,305,050
6.15%, 09/15/43		255	309,159
6.88%, 05/01/20		2,298	2,601,566
7.25%, 06/15/37		800	1,067,032

			116,510,266
AIRLINES — 0.10%
American Airlines Pass Through Trust
Series 2011-1, Class A
5.25%, 07/31/22[b]		633	673,362
Series 2013-2, Class A
4.95%, 07/15/24		2,474	2,632,322
Series 2014-1, Class A
3.70%, 04/01/28		310	311,527
Series 2015-1, Class A
3.38%, 11/01/28		8,587	8,450,537
Series 2017-1, Class AA
3.65%, 02/15/29		4,300	4,358,050
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21		34	37,178
Series 2012-1, Class A
4.15%, 10/11/25		2,069	2,140,997
Series 2012-2, Class A
4.00%, 04/29/26		85	87,143
Delta Air Lines Inc. Pass Through Trust Series 2015-1, Class AA
3.63%, 01/30/29		2,247	2,276,416

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Hawaiian Airlines Pass Through Certificates Series 2011-1, Class A
3.90%, 07/15/27		$133	$135,433
Southwest Airlines Co.
2.65%, 11/05/20	(Call 10/05/20)	4,695	4,744,063
2.75%, 11/06/19	(Call 10/06/19)	1,450	1,474,925
3.00%, 11/15/26	(Call 08/15/26)	2,150	2,040,974
Southwest Airlines Co. Pass Through Trust Series 2017-1, Class A
6.15%, 02/01/24		153	167,030
U.S. Airways Pass Through Trust
Series 2012-1, Class A
5.90%, 04/01/26		387	427,812
Series 2012-2, Class A
4.63%, 12/03/26		688	722,804
United Airlines Pass Through Trust
Series 2014-1, Class A
4.00%, 10/11/27[b]		1,373	1,408,351
Series 2014-2, Class A
3.75%, 03/03/28[b]		1,914	1,936,001
Series 2015-1, Class AA
3.45%, 06/01/29		5,465	5,448,502
Series 2016-1, Class AA
3.10%, 01/07/30		1,650	1,617,297
Series 2016-2, Class AA
2.88%, 04/07/30		1,000	960,210

			42,050,934
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23	(Call 02/01/23)	3,425	3,350,746
2.38%, 11/01/26	(Call 08/01/26)	1,350	1,278,153
3.38%, 11/01/46	(Call 05/01/46)	1,225	1,108,086
3.63%, 05/01/43	(Call 11/01/42)	615	581,901
3.88%, 11/01/45	(Call 05/01/45)	1,785	1,762,277
Ralph Lauren Corp.
2.13%, 09/26/18	(Call 08/26/18)	600	605,076
2.63%, 08/18/20	(Call 07/18/20)	1,725	1,743,095
VF Corp.
3.50%, 09/01/21	(Call 06/01/21)[b]	1,880	1,962,062
6.45%, 11/01/37		65	84,230

			12,475,626

Security		Principal (000s)	Value
AUTO MANUFACTURERS — 0.54%
American Honda Finance Corp.
1.20%, 07/12/19		$2,000	$1,974,680
1.50%, 03/13/18		300	300,255
1.50%, 11/19/18		2,475	2,468,812
1.60%, 07/13/18		1,005	1,006,708
1.65%, 07/12/21		2,145	2,078,226
1.70%, 02/22/19		2,395	2,393,515
1.70%, 09/09/21		1,350	1,311,606
2.00%, 02/14/20		690	691,967
2.13%, 10/10/18		1,130	1,139,379
2.15%, 03/13/20		2,000	2,004,040
2.25%, 08/15/19		2,550	2,573,282
2.30%, 09/09/26		1,215	1,138,868
2.45%, 09/24/20		1,000	1,009,580
2.90%, 02/16/24		1,000	1,004,150
Daimler Finance North America LLC
8.50%, 01/18/31		2,310	3,523,074
Ford Holdings LLC
9.30%, 03/01/30		1,700	2,389,248
Ford Motor Co.
4.35%, 12/08/26	(Call 09/08/26)	990	1,017,502
4.75%, 01/15/43		4,130	3,980,948
5.29%, 12/08/46	(Call 06/08/46)	2,690	2,785,737
6.38%, 02/01/29		1,250	1,435,287
6.63%, 10/01/28		715	851,007
7.40%, 11/01/46		1,300	1,693,523
7.45%, 07/16/31		3,961	5,013,794
Ford Motor Credit Co. LLC
1.90%, 08/12/19		1,000	990,590
2.38%, 03/12/19		2,950	2,962,036
2.55%, 10/05/18		1,800	1,815,606
2.60%, 11/04/19		1,400	1,414,476
2.88%, 10/01/18		400	405,596
3.00%, 06/12/17		4,850	4,872,431
3.16%, 08/04/20		1,000	1,017,150
3.20%, 01/15/21		2,200	2,237,026
3.22%, 01/09/22		2,950	2,968,585
3.34%, 03/18/21		4,872	4,959,939
3.66%, 09/08/24		4,000	3,963,440
3.81%, 01/09/24	(Call 11/09/23)	1,340	1,352,515
4.13%, 08/04/25		2,900	2,939,875
4.25%, 09/20/22		5,350	5,612,364
4.39%, 01/08/26		2,000	2,059,240

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 05/15/18		$2,950	$3,060,891
5.75%, 02/01/21		500	552,645
5.88%, 08/02/21		5,830	6,521,205
6.63%, 08/15/17		2,400	2,455,140
8.13%, 01/15/20		7,550	8,720,779
General Motors Co.
3.50%, 10/02/18		2,077	2,125,353
4.00%, 04/01/25		800	804,640
4.88%, 10/02/23		3,444	3,698,477
5.00%, 04/01/35		510	516,487
5.20%, 04/01/45		5,450	5,497,142
6.25%, 10/02/43		2,298	2,618,295
6.60%, 04/01/36	(Call 10/01/35)	2,218	2,605,684
6.75%, 04/01/46	(Call 10/01/45)	1,800	2,183,400
General Motors Financial Co. Inc.
2.35%, 10/04/19		1,300	1,301,703
3.10%, 01/15/19		3,335	3,395,364
3.15%, 01/15/20	(Call 12/15/19)	4,368	4,452,914
3.20%, 07/13/20	(Call 06/13/20)	6,010	6,129,960
3.25%, 05/15/18		150	152,529
3.45%, 01/14/22	(Call 12/14/21)	1,300	1,319,955
3.45%, 04/10/22	(Call 02/10/22)	3,030	3,070,966
3.70%, 11/24/20	(Call 10/24/20)	7,380	7,640,956
4.00%, 01/15/25	(Call 10/15/24)	6,823	6,864,552
4.00%, 10/06/26	(Call 07/06/26)	490	488,177
4.20%, 03/01/21	(Call 02/01/21)	1,975	2,072,526
4.30%, 07/13/25	(Call 04/13/25)	6,685	6,821,708
4.35%, 01/17/27		680	695,014
4.38%, 09/25/21		1,600	1,689,072
4.75%, 08/15/17		2,750	2,790,081
5.25%, 03/01/26	(Call 12/01/25)	2,005	2,170,994
6.75%, 06/01/18		500	530,150
PACCAR Financial Corp.
1.30%, 05/10/19		515	510,535
1.40%, 11/17/17		200	200,238
1.40%, 05/18/18		1,050	1,049,990
1.45%, 03/09/18		2,525	2,526,868
1.65%, 02/25/19		765	764,266
1.65%, 08/11/21		35	33,857
1.95%, 02/27/20		185	185,252
2.25%, 02/25/21		1,500	1,491,870
2.50%, 08/14/20		1,000	1,009,040
Toyota Motor Credit Corp.
1.25%, 10/05/17		1,827	1,828,485

Security		Principal (000s)	Value
1.40%, 05/20/19		$2,050	$2,033,764
1.55%, 07/13/18		2,285	2,286,074
1.55%, 10/18/19		1,890	1,877,810
1.70%, 02/19/19		4,000	4,005,600
1.90%, 04/08/21		550	541,315
2.00%, 10/24/18		3,320	3,341,547
2.10%, 01/17/19		1,621	1,635,524
2.13%, 07/18/19		2,716	2,737,945
2.15%, 03/12/20		12,840	12,902,530
2.25%, 10/18/23		1,500	1,448,985
2.60%, 01/11/22		1,000	1,005,840
2.63%, 01/10/23		2,100	2,091,789
3.20%, 01/11/27		1,050	1,058,883
3.30%, 01/12/22		2,565	2,657,699
3.40%, 09/15/21		1,420	1,478,546
4.25%, 01/11/21		2,750	2,948,770
Series B
4.50%, 06/17/20		150	161,519

			230,117,357
AUTO PARTS & EQUIPMENT — 0.03%
BorgWarner Inc.
4.38%, 03/15/45	(Call 09/15/44)	750	741,570
4.63%, 09/15/20		1,650	1,763,933
Delphi Automotive PLC
3.15%, 11/19/20	(Call 10/19/20)	950	970,330
4.25%, 01/15/26	(Call 10/15/25)	935	979,310
4.40%, 10/01/46	(Call 04/01/46)	225	214,871
Delphi Corp.
4.15%, 03/15/24	(Call 12/15/23)	2,689	2,810,193
Lear Corp.
5.25%, 01/15/25	(Call 01/15/20)	2,800	2,978,360
Magna International Inc.
3.63%, 06/15/24	(Call 03/15/24)	540	552,749
4.15%, 10/01/25	(Call 07/01/25)	1,500	1,585,035

			12,596,351
BANKS — 5.96%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19		5,000	4,951,400
2.05%, 09/23/19		2,750	2,747,882
2.25%, 06/13/19		3,060	3,080,686
2.30%, 06/01/21		1,400	1,385,468
2.55%, 11/23/21		1,500	1,495,470

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
2.70%, 11/16/20		$2,500	$2,523,675
3.70%, 11/16/25[b]		2,250	2,346,120
Bank of America Corp.
2.50%, 10/21/22	(Call 10/21/21)	3,876	3,772,743
2.60%, 01/15/19		2,975	3,012,247
2.63%, 10/19/20		2,604	2,622,853
2.63%, 04/19/21		1,745	1,747,914
2.65%, 04/01/19		3,990	4,041,790
3.25%, 10/21/27	(Call 10/21/26)	3,685	3,528,646
3.30%, 01/11/23		9,725	9,802,508
3.50%, 04/19/26		4,105	4,079,262
3.88%, 08/01/25		13,745	14,061,960
4.00%, 04/01/24		2,332	2,426,796
4.00%, 01/22/25		3,300	3,328,479
4.10%, 07/24/23		1,250	1,309,875
4.13%, 01/22/24		8,170	8,554,399
4.18%, 11/25/27	(Call 11/25/26)	1,550	1,558,819
4.20%, 08/26/24		12,485	12,875,905
4.25%, 10/22/26		5,805	5,917,326
4.45%, 03/03/26		1,205	1,247,524
4.88%, 04/01/44		4,045	4,414,390
5.00%, 05/13/21		5,400	5,881,032
5.00%, 01/21/44		6,980	7,701,522
5.63%, 07/01/20		7,840	8,636,623
5.65%, 05/01/18		1,905	1,988,248
5.70%, 01/24/22		6,780	7,626,958
5.88%, 01/05/21		2,690	3,009,384
5.88%, 02/07/42		2,635	3,242,052
6.11%, 01/29/37		2,280	2,704,399
6.22%, 09/15/26		600	681,852
6.50%, 07/15/18		400	424,808
6.75%, 06/01/28		50	59,963
6.88%, 04/25/18		9,747	10,309,207
6.88%, 11/15/18		563	609,048
7.63%, 06/01/19		600	672,570
7.75%, 05/14/38		2,350	3,290,776
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23	(Call 01/20/22)	3,500	3,514,945
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28	(Call 01/20/27)	3,450	3,471,011
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48	(Call 01/20/47)	4,000	4,069,560
Series L
1.95%, 05/12/18		4,200	4,208,106

Security		Principal (000s)	Value
2.25%, 04/21/20		$5,955	$5,949,641
3.95%, 04/21/25		3,155	3,164,370
4.75%, 04/21/45		20	20,348
Bank of America N.A.
1.65%, 03/26/18		1,000	1,001,660
1.75%, 06/05/18		1,500	1,504,140
2.05%, 12/07/18		5,600	5,636,400
6.00%, 10/15/36		11,601	14,345,913
Bank of Montreal
1.35%, 08/28/18		2,589	2,576,832
1.45%, 04/09/18	(Call 03/09/18)	3,547	3,543,985
1.50%, 07/18/19		1,305	1,292,524
1.80%, 07/31/18		1,114	1,116,663
1.90%, 08/27/21		4,470	4,363,480
2.10%, 12/12/19		960	962,054
2.38%, 01/25/19	(Call 12/25/18)	3,543	3,578,218
2.55%, 11/06/22	(Call 10/06/22)	1,375	1,365,320
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	(Call 07/02/18)	2,610	2,627,095
2.10%, 01/15/19	(Call 12/15/18)	2,970	2,990,285
2.20%, 03/04/19	(Call 02/02/19)	1,350	1,360,530
2.20%, 05/15/19	(Call 04/15/19)	4,600	4,635,696
2.20%, 08/16/23	(Call 06/16/23)	2,185	2,096,879
2.30%, 09/11/19	(Call 08/11/19)	2,018	2,038,120
2.45%, 11/27/20	(Call 10/27/20)	1,790	1,800,615
2.45%, 08/17/26	(Call 05/17/26)	1,550	1,458,488
2.50%, 04/15/21	(Call 03/15/21)	1,600	1,604,192
2.60%, 08/17/20	(Call 07/17/20)	2,785	2,821,344
2.80%, 05/04/26	(Call 02/04/26)	200	193,714
3.00%, 02/24/25	(Call 01/24/25)	830	821,874
3.00%, 10/30/28	(Call 07/30/28)	1,120	1,071,134
3.25%, 09/11/24	(Call 08/11/24)	600	608,184
3.40%, 05/15/24	(Call 04/15/24)	3,750	3,838,537
3.55%, 09/23/21	(Call 08/23/21)	3,770	3,935,579
3.65%, 02/04/24	(Call 01/05/24)	2,350	2,449,852
3.95%, 11/18/25	(Call 10/18/25)	1,875	1,983,769
4.15%, 02/01/21		350	371,409
4.60%, 01/15/20		2,595	2,774,470
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28	(Call 02/07/27)	1,000	1,011,140
Series G
2.15%, 02/24/20	(Call 01/24/20)	2,500	2,510,050

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Bank of Nova Scotia (The)
1.30%, 07/21/17		$4,500	$4,503,069
1.45%, 04/25/18		2,215	2,213,117
1.65%, 06/14/19		2,150	2,138,003
1.70%, 06/11/18	(Call 05/11/18)	1,025	1,026,189
1.85%, 04/14/20		25	24,818
1.95%, 01/15/19		1,500	1,503,735
2.05%, 10/30/18		1,220	1,227,869
2.05%, 06/05/19		2,115	2,123,545
2.35%, 10/21/20		7,660	7,673,482
2.45%, 03/22/21		6,000	5,998,020
2.80%, 07/21/21		1,525	1,543,956
4.38%, 01/13/21		1,500	1,603,635
4.50%, 12/16/25		1,575	1,641,764
Bank One Corp.
7.63%, 10/15/26		4,975	6,377,651
7.75%, 07/15/25		493	614,924
8.00%, 04/29/27		600	779,592
Barclays Bank PLC
5.14%, 10/14/20		3,610	3,855,949
Barclays PLC
2.75%, 11/08/19		5,123	5,164,752
2.88%, 06/08/20		8,500	8,522,611
3.20%, 08/10/21		2,000	2,012,520
3.25%, 01/12/21		5,000	5,049,300
3.65%, 03/16/25		5,068	4,953,463
3.68%, 01/10/23	(Call 01/10/22)	460	463,924
4.34%, 01/10/28	(Call 01/10/27)	1,000	1,012,800
4.38%, 09/11/24		200	201,236
4.38%, 01/12/26		7,165	7,314,462
4.95%, 01/10/47		515	527,072
5.20%, 05/12/26		3,825	3,969,049
5.25%, 08/17/45		3,040	3,254,046
BB&T Corp.
1.60%, 08/15/17	(Call 07/14/17)	302	302,378
2.05%, 05/10/21	(Call 04/09/21)	5,550	5,464,585
2.25%, 02/01/19	(Call 01/02/19)	1,003	1,010,803
2.45%, 01/15/20	(Call 12/15/19)	2,146	2,169,885
2.63%, 06/29/20	(Call 05/29/20)	3,080	3,123,829
3.95%, 03/22/22	(Call 02/22/22)	1,650	1,736,262
5.25%, 11/01/19		1,351	1,454,797
6.85%, 04/30/19		1,974	2,172,584
BNP Paribas SA
2.38%, 05/21/20		1,530	1,527,430

Security		Principal (000s)	Value
2.40%, 12/12/18		$4,898	$4,941,641
2.45%, 03/17/19		3,500	3,530,030
2.70%, 08/20/18		4,050	4,103,217
4.25%, 10/15/24		1,950	1,968,681
5.00%, 01/15/21		8,715	9,442,006
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23		2,250	2,266,335
BPCE SA
2.25%, 01/27/20		5,000	4,974,650
2.50%, 12/10/18		2,250	2,268,900
2.50%, 07/15/19		5,550	5,586,519
2.65%, 02/03/21		1,750	1,743,385
2.75%, 12/02/21		1,500	1,492,680
3.38%, 12/02/26[b]		2,000	1,976,520
4.00%, 04/15/24		1,095	1,140,399
Branch Banking & Trust Co.
1.35%, 10/01/17	(Call 09/01/17)	2,250	2,251,127
1.45%, 05/10/19	(Call 04/10/19)	5,990	5,933,035
2.10%, 01/15/20	(Call 12/15/19)	1,400	1,402,744
2.30%, 10/15/18	(Call 09/15/18)	1,200	1,211,688
2.63%, 01/15/22	(Call 12/15/21)	1,500	1,507,335
3.63%, 09/16/25	(Call 08/16/25)	1,525	1,566,648
3.80%, 10/30/26	(Call 09/30/26)	1,653	1,719,798
Canadian Imperial Bank of Commerce
1.60%, 09/06/19		2,000	1,982,220
Capital One Financial Corp.
2.45%, 04/24/19	(Call 03/24/19)	911	918,589
3.20%, 02/05/25	(Call 01/05/25)	731	717,842
3.50%, 06/15/23		50	50,929
3.75%, 04/24/24	(Call 03/24/24)	1,020	1,048,672
3.75%, 07/28/26	(Call 06/28/26)	5,915	5,779,842
4.20%, 10/29/25	(Call 09/29/25)	5,691	5,799,470
4.75%, 07/15/21		3,950	4,281,760
Capital One N.A./Mclean VA
1.50%, 03/22/18	(Call 02/22/18)	750	748,748
1.85%, 09/13/19	(Call 08/13/19)	2,000	1,984,900
2.25%, 09/13/21	(Call 08/13/21)	2,750	2,697,998
2.35%, 08/17/18	(Call 07/17/18)	630	634,208
2.35%, 01/31/20	(Call 12/31/19)	1,500	1,503,405
2.40%, 09/05/19	(Call 08/05/19)	2,704	2,721,738
2.95%, 07/23/21	(Call 06/23/21)	3,250	3,289,618

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Citigroup Inc.
1.55%, 08/14/17		$5,000	$5,004,225
1.70%, 04/27/18		1,012	1,011,504
1.75%, 05/01/18		6,100	6,102,989
1.85%, 11/24/17		2,075	2,082,451
2.05%, 12/07/18		6,250	6,267,813
2.05%, 06/07/19		2,000	2,001,020
2.15%, 07/30/18		1,300	1,306,617
2.35%, 08/02/21		2,600	2,562,638
2.40%, 02/18/20		4,510	4,522,357
2.45%, 01/10/20	(Call 12/10/19)	870	874,385
2.50%, 09/26/18		3,000	3,029,610
2.50%, 07/29/19		3,350	3,381,021
2.55%, 04/08/19		7,335	7,416,859
2.65%, 10/26/20		2,431	2,446,266
2.70%, 03/30/21		6,810	6,827,434
2.90%, 12/08/21	(Call 11/08/21)	1,800	1,805,202
3.20%, 10/21/26	(Call 07/21/26)	1,950	1,873,911
3.30%, 04/27/25		3,250	3,201,867
3.38%, 03/01/23		1,720	1,736,701
3.40%, 05/01/26		2,125	2,079,228
3.50%, 05/15/23		2,050	2,063,940
3.70%, 01/12/26		4,030	4,041,606
3.75%, 06/16/24		3,500	3,589,075
3.88%, 10/25/23		2,470	2,568,380
3.88%, 03/26/25		1,815	1,806,542
4.00%, 08/05/24		2,061	2,094,553
4.05%, 07/30/22		950	992,598
4.13%, 07/25/28		2,000	1,988,300
4.30%, 11/20/26		1,550	1,577,482
4.40%, 06/10/25		2,370	2,435,507
4.45%, 09/29/27		7,898	8,082,654
4.50%, 01/14/22		6,550	7,013,478
4.60%, 03/09/26		1,450	1,504,853
4.65%, 07/30/45		2,316	2,435,274
4.75%, 05/18/46		4,150	4,168,135
5.30%, 05/06/44		5,405	5,883,775
5.50%, 09/13/25		4,100	4,511,681
5.88%, 01/30/42		1,613	1,959,859
6.00%, 10/31/33		1,000	1,147,910
6.13%, 11/21/17		7,050	7,280,542
6.13%, 08/25/36		508	591,962
6.63%, 01/15/28		25	29,929
6.63%, 06/15/32		265	325,333

Security		Principal (000s)	Value
6.68%, 09/13/43		$655	$844,013
8.13%, 07/15/39		10,936	16,322,199
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28	(Call 01/10/27)	3,400	3,434,408
Citizens Bank N.A./Providence RI
2.25%, 03/02/20		615	615,640
2.45%, 12/04/19	(Call 11/04/19)	500	503,985
2.50%, 03/14/19	(Call 02/14/19)	665	670,759
2.55%, 05/13/21	(Call 04/13/21)	445	443,540
Citizens Financial Group Inc.
2.38%, 07/28/21	(Call 06/28/21)	1,445	1,421,996
4.30%, 12/03/25	(Call 11/03/25)	300	308,436
4.35%, 08/01/25	(Call 07/01/25)	6,095	6,226,591
Comerica Bank
2.50%, 06/02/20		1,500	1,503,720
5.20%, 08/22/17		500	508,499
Comerica Inc.
2.13%, 05/23/19	(Call 04/23/19)	1,763	1,761,678
3.80%, 07/22/26		1,800	1,797,858
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18		2,165	2,162,337
2.05%, 03/15/19		400	400,696
2.25%, 03/13/19		6,000	6,035,520
2.30%, 09/06/19		2,250	2,262,532
2.30%, 03/12/20		2,000	2,000,760
2.40%, 11/02/20		2,450	2,444,855
2.50%, 09/20/18		2,500	2,527,425
2.55%, 03/15/21		2,370	2,372,868
Compass Bank
2.75%, 09/29/19	(Call 08/29/19)	5,095	5,091,433
3.88%, 04/10/25	(Call 03/10/25)	1,750	1,694,263
Cooperatieve Rabobank UA
3.75%, 07/21/26		3,500	3,413,550
3.88%, 02/08/22		6,735	7,108,186
3.95%, 11/09/22		4,000	4,106,880
4.38%, 08/04/25		1,490	1,523,763
4.50%, 01/11/21		3,250	3,487,803
4.63%, 12/01/23		4,000	4,221,040
5.25%, 05/24/41		3,115	3,648,849
5.25%, 08/04/45		3,950	4,292,504
5.75%, 12/01/43		4,300	4,977,121
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19		3,500	3,446,275

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
1.70%, 03/19/18		$250	$250,477
2.25%, 01/14/19		1,500	1,510,305
2.25%, 01/14/20		1,250	1,252,763
2.50%, 01/19/21		4,080	4,080,979
2.75%, 01/10/22		1,000	1,003,660
3.38%, 05/21/25		1,500	1,517,895
Credit Suisse AG/New York NY
1.70%, 04/27/18		880	879,974
2.30%, 05/28/19		2,810	2,824,921
3.00%, 10/29/21		7,410	7,489,510
3.63%, 09/09/24		4,000	4,058,640
4.38%, 08/05/20		500	529,250
5.30%, 08/13/19		300	322,536
5.40%, 01/14/20		2,715	2,920,091
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20		2,500	2,497,800
3.13%, 12/10/20		8,000	8,031,520
3.45%, 04/16/21		1,870	1,899,677
3.75%, 03/26/25		3,820	3,764,495
3.80%, 09/15/22		3,200	3,243,200
3.80%, 06/09/23		3,000	3,011,640
4.55%, 04/17/26		5,750	5,947,053
4.88%, 05/15/45		4,740	4,860,586
Deutsche Bank AG
2.85%, 05/10/19		4,950	4,974,750
2.95%, 08/20/20		4,275	4,269,100
3.13%, 01/13/21		3,340	3,334,456
3.38%, 05/12/21		3,000	3,018,630
4.10%, 01/13/26		2,095	2,091,019
Deutsche Bank AG/London
2.50%, 02/13/19		3,486	3,488,161
3.70%, 05/30/24		4,875	4,763,704
Discover Bank/Greenwood DE
2.60%, 11/13/18	(Call 10/12/18)	1,065	1,075,181
3.10%, 06/04/20	(Call 05/04/20)	1,055	1,074,317
3.45%, 07/27/26	(Call 04/27/26)	820	801,993
4.20%, 08/08/23		5,000	5,250,650
7.00%, 04/15/20		250	278,600
Fifth Third Bancorp.
2.30%, 03/01/19	(Call 01/30/19)	2,739	2,761,213
2.88%, 07/27/20	(Call 06/27/20)	2,636	2,680,548
3.50%, 03/15/22	(Call 02/15/22)	8,650	8,921,438
4.30%, 01/16/24	(Call 12/16/23)	213	221,850

Security		Principal (000s)	Value
8.25%, 03/01/38		$1,470	$2,074,729
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17	(Call 05/01/17)	1,650	1,650,518
1.63%, 09/27/19	(Call 08/27/19)	1,085	1,073,217
2.15%, 08/20/18	(Call 07/20/18)	590	593,670
2.25%, 06/14/21	(Call 05/14/21)	725	718,083
2.30%, 03/15/19	(Call 02/15/19)	2,170	2,187,664
2.38%, 04/25/19	(Call 03/25/19)	750	758,318
2.88%, 10/01/21	(Call 09/01/21)	3,125	3,168,000
3.85%, 03/15/26	(Call 02/15/26)	4,350	4,401,200
First Republic Bank/CA
2.38%, 06/17/19	(Call 05/17/19)	1,880	1,882,350
4.38%, 08/01/46	(Call 02/01/46)	2,000	1,926,120
4.63%, 02/13/47		1,500	1,518,375
First Tennessee Bank N.A.
2.95%, 12/01/19	(Call 11/01/19)	1,500	1,518,120
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26		1,000	1,014,050
Goldman Sachs Capital I
6.35%, 02/15/34		5,996	7,217,206
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19	(Call 11/13/19)	810	811,069
2.35%, 11/15/21	(Call 11/15/20)	4,396	4,301,662
2.55%, 10/23/19		9,720	9,818,852
2.60%, 04/23/20	(Call 03/23/20)	6,705	6,754,550
2.63%, 01/31/19		8,310	8,413,293
2.63%, 04/25/21	(Call 03/25/21)	255	255,094
2.75%, 09/15/20	(Call 08/15/20)	7,035	7,098,948
2.88%, 02/25/21	(Call 01/25/21)	1,195	1,206,269
2.90%, 07/19/18		4,440	4,508,865
3.00%, 04/26/22	(Call 04/26/21)	3,735	3,739,930
3.50%, 01/23/25	(Call 10/23/24)	2,300	2,297,378
3.50%, 11/16/26	(Call 11/16/25)	1,570	1,544,488
3.63%, 01/22/23		5,620	5,770,673
3.75%, 05/22/25	(Call 02/22/25)	7,564	7,664,375
3.75%, 02/25/26	(Call 11/25/25)	3,130	3,164,743
3.85%, 07/08/24	(Call 04/08/24)	9,800	10,073,225
3.85%, 01/26/27	(Call 01/26/26)	3,695	3,731,396
4.00%, 03/03/24		4,181	4,354,219
4.25%, 10/21/25		6,188	6,341,586
4.75%, 10/21/45	(Call 04/21/45)	2,275	2,427,106
4.80%, 07/08/44	(Call 01/08/44)	4,626	4,966,103
5.15%, 05/22/45		1,350	1,436,751
5.25%, 07/27/21		4,162	4,581,654

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.38%, 03/15/20	$8,575	$9,306,619
5.75%, 01/24/22	6,559	7,398,552
5.95%, 01/15/27	5,390	6,220,438
6.00%, 06/15/20	6,172	6,854,068
6.13%, 02/15/33	5,507	6,708,848
6.15%, 04/01/18	9,702	10,163,040
6.25%, 02/01/41	7,927	9,985,245
6.45%, 05/01/36	1,761	2,127,041
6.75%, 10/01/37	12,258	15,328,507
7.50%, 02/15/19	2,208	2,439,222
HSBC Bank USA N.A.
7.00%, 01/15/39	1,250	1,680,037
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,500	4,792,905
5.88%, 11/01/34	3,000	3,557,940
HSBC Holdings PLC
2.65%, 01/05/22	1,575	1,553,422
2.95%, 05/25/21	2,500	2,515,500
3.40%, 03/08/21	3,605	3,694,404
3.60%, 05/25/23	3,500	3,563,630
3.90%, 05/25/26	3,100	3,141,912
4.00%, 03/30/22	8,024	8,391,740
4.25%, 03/14/24	11,200	11,405,073
4.25%, 08/18/25	3,300	3,347,487
4.30%, 03/08/26	3,915	4,093,211
4.38%, 11/23/26	630	639,034
5.10%, 04/05/21	6,794	7,392,619
5.25%, 03/14/44	2,600	2,834,832
6.10%, 01/14/42	3,375	4,246,054
6.50%, 05/02/36	3,656	4,509,639
6.50%, 09/15/37	7,500	9,320,550
6.80%, 06/01/38	2,000	2,574,760
7.63%, 05/17/32	675	888,152
HSBC USA Inc.
1.70%, 03/05/18	2,000	2,001,480
2.00%, 08/07/18	400	400,604
2.25%, 06/23/19	2,100	2,106,720
2.35%, 03/05/20	5,910	5,903,617
2.38%, 11/13/19	1,820	1,826,152
2.63%, 09/24/18	400	404,280
2.75%, 08/07/20	7,605	7,672,532
3.50%, 06/23/24	8,500	8,628,096
5.00%, 09/27/20	3,030	3,245,191

Security		Principal (000s)	Value
Huntington Bancshares Inc./OH
2.30%, 01/14/22	(Call 12/14/21)	$2,050	$1,999,672
3.15%, 03/14/21	(Call 02/14/21)	2,520	2,563,722
Huntington National Bank (The)
2.00%, 06/30/18		1,000	1,002,940
2.20%, 11/06/18	(Call 10/06/18)	1,000	1,004,920
2.20%, 04/01/19	(Call 03/01/19)	4,500	4,504,905
2.40%, 04/01/20	(Call 03/01/20)	750	749,558
2.88%, 08/20/20	(Call 07/20/20)	1,250	1,267,450
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19		7,000	7,160,020
Intesa Sanpaolo SpA
3.88%, 01/15/19		6,500	6,630,845
5.25%, 01/12/24		1,477	1,554,336
JPMorgan Chase & Co.
1.63%, 05/15/18		2,335	2,336,634
1.85%, 03/22/19	(Call 02/22/19)	3,300	3,303,366
2.00%, 08/15/17		2,950	2,960,399
2.20%, 10/22/19		7,039	7,076,940
2.25%, 01/23/20	(Call 12/23/19)	5,990	6,022,046
2.35%, 01/28/19		3,510	3,548,083
2.40%, 06/07/21	(Call 05/07/21)[b]	600	597,828
2.55%, 10/29/20	(Call 09/29/20)	6,500	6,550,569
2.55%, 03/01/21	(Call 02/01/21)	4,000	4,010,880
2.70%, 05/18/23	(Call 03/18/23)	2,550	2,502,570
2.75%, 06/23/20	(Call 05/23/20)	11,900	12,092,423
2.95%, 10/01/26	(Call 07/01/26)	5,950	5,689,092
2.97%, 01/15/23	(Call 01/15/22)	1,900	1,902,147
3.13%, 01/23/25	(Call 10/23/24)	3,383	3,349,576
3.20%, 01/25/23		4,870	4,934,917
3.25%, 09/23/22		7,336	7,486,315
3.30%, 04/01/26	(Call 01/01/26)	11,289	11,132,986
3.38%, 05/01/23[b]		2,350	2,359,235
3.63%, 05/13/24		3,800	3,899,864
3.63%, 12/01/27	(Call 12/01/26)	3,040	2,962,176
3.88%, 02/01/24		5,650	5,896,962
3.88%, 09/10/24		5,800	5,909,794
3.90%, 07/15/25	(Call 04/15/25)	3,669	3,810,550
4.13%, 12/15/26		2,749	2,816,461
4.25%, 10/15/20		6,745	7,202,378
4.25%, 10/01/27		7,321	7,561,787
4.35%, 08/15/21		3,870	4,148,446
4.50%, 01/24/22		13,405	14,492,011

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.63%, 05/10/21		$1,139	$1,230,644
4.85%, 02/01/44		8,700	9,693,800
4.95%, 03/25/20		1,000	1,082,580
4.95%, 06/01/45		3,590	3,864,851
5.40%, 01/06/42		2,232	2,634,362
5.50%, 10/15/40		2,536	3,015,025
5.60%, 07/15/41		2,090	2,522,693
5.63%, 08/16/43		4,471	5,247,121
6.30%, 04/23/19		17,904	19,535,772
6.40%, 05/15/38		1,558	2,032,427
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28	(Call 02/01/27)	1,500	1,523,160
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48	(Call 02/22/47)	500	508,885
Series H
1.70%, 03/01/18	(Call 02/01/18)	1,250	1,252,650
JPMorgan Chase Bank N.A.
1.45%, 09/21/18	(Call 08/21/18)	2,500	2,493,325
1.65%, 09/23/19	(Call 08/23/19)	1,960	1,953,356
6.00%, 10/01/17		4,450	4,566,381
KeyBank N.A./Cleveland OH
1.60%, 08/22/19		325	321,419
2.25%, 03/16/20		2,050	2,057,606
2.35%, 03/08/19		2,500	2,521,175
2.50%, 11/22/21		2,435	2,422,630
KeyCorp
2.30%, 12/13/18	(Call 11/13/18)	9,216	9,269,545
2.90%, 09/15/20		945	962,171
5.10%, 03/24/21		2,850	3,121,463
KfW
0.00%, 04/18/36		4,500	2,464,065
0.00%, 06/29/37		2,000	1,051,880
0.88%, 04/19/18		8,414	8,380,260
1.00%, 06/11/18		500	498,205
1.00%, 09/07/18		3,755	3,735,136
1.00%, 07/15/19		4,170	4,112,371
1.13%, 08/06/18		13,869	13,829,751
1.13%, 11/16/18		10,350	10,302,079
1.25%, 09/30/19		8,355	8,271,868
1.50%, 02/06/19		7,650	7,652,142
1.50%, 04/20/20		2,350	2,328,709
1.50%, 06/15/21		10,875	10,619,111
1.63%, 03/15/21[b]		18,000	17,723,520
1.75%, 10/15/19		1,000	1,002,350

Security	Principal (000s)	Value
1.75%, 03/31/20	$3,500	$3,499,755
1.88%, 04/01/19	12,850	12,946,503
1.88%, 06/30/20	5,250	5,252,782
1.88%, 11/30/20	2,000	1,993,680
2.00%, 10/04/22	2,750	2,707,430
2.00%, 05/02/25[b]	28,450	27,376,012
2.13%, 03/07/22	1,000	997,590
2.13%, 01/17/23	13,600	13,449,176
2.38%, 08/25/21	3,200	3,238,176
2.50%, 11/20/24	8,250	8,274,420
2.63%, 01/25/22	6,900	7,045,383
2.75%, 09/08/20	13,903	14,299,792
2.75%, 10/01/20	2,400	2,468,088
4.00%, 01/27/20	5,900	6,272,703
4.50%, 07/16/18	1,250	1,303,750
4.88%, 06/17/19	6,070	6,514,081
Series G
4.38%, 03/15/18	5,315	5,486,090
Korea Development Bank (The)
2.50%, 03/11/20	3,000	3,013,680
3.00%, 01/13/26[b]	3,000	2,983,560
3.38%, 09/16/25	1,000	1,022,120
3.50%, 08/22/17	3,300	3,328,956
3.75%, 01/22/24	900	937,719
4.63%, 11/16/21	3,500	3,800,125
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	3,038	3,029,676
1.38%, 10/23/19	400	397,052
1.75%, 07/27/26	6,400	5,939,776
1.88%, 09/17/18	1,000	1,007,670
2.00%, 01/13/25	2,513	2,422,482
2.38%, 06/10/25[b]	2,775	2,742,061
Lloyds Bank PLC
2.40%, 03/17/20	100	100,318
2.70%, 08/17/20	2,600	2,628,574
4.20%, 03/28/17	2,800	2,806,222
6.38%, 01/21/21	163	185,501
Lloyds Banking Group PLC
3.00%, 01/11/22	4,900	4,900,833
3.10%, 07/06/21	2,980	3,017,012
3.75%, 01/11/27	565	561,051
4.50%, 11/04/24	1,505	1,545,018
4.65%, 03/24/26	4,365	4,482,026
5.30%, 12/01/45	1,675	1,786,890

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Manufacturers & Traders Trust Co.
1.45%, 03/07/18	(Call 02/05/18)	$3,750	$3,745,425
2.10%, 02/06/20	(Call 01/06/20)	3,750	3,748,913
2.25%, 07/25/19	(Call 06/25/19)	2,500	2,519,975
2.30%, 01/30/19	(Call 12/30/18)	2,400	2,425,488
2.90%, 02/06/25	(Call 01/06/25)	1,000	985,850
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21		1,250	1,219,900
2.53%, 09/13/23		580	562,194
2.76%, 09/13/26		1,500	1,409,190
2.95%, 03/01/21		5,750	5,810,202
3.00%, 02/22/22		455	459,682
3.68%, 02/22/27		1,500	1,518,255
3.85%, 03/01/26		10,990	11,285,631
Mizuho Financial Group Inc.
2.27%, 09/13/21		2,000	1,952,400
2.84%, 09/13/26		1,310	1,240,229
2.95%, 02/28/22		695	697,627
3.66%, 02/28/27		1,220	1,232,822
Morgan Stanley
2.13%, 04/25/18		3,325	3,343,753
2.20%, 12/07/18		1,405	1,412,151
2.38%, 07/23/19		5,065	5,102,836
2.45%, 02/01/19		2,340	2,361,083
2.50%, 01/24/19		18,863	19,059,930
2.50%, 04/21/21		7,259	7,228,875
2.63%, 11/17/21		2,040	2,027,372
2.65%, 01/27/20		5,748	5,811,343
2.80%, 06/16/20		6,605	6,690,337
3.13%, 07/27/26		5,935	5,703,594
3.63%, 01/20/27		3,000	2,990,550
3.70%, 10/23/24		5,100	5,203,632
3.75%, 02/25/23		3,938	4,073,625
3.88%, 01/27/26		4,114	4,200,805
3.95%, 04/23/27		4,220	4,202,192
4.00%, 07/23/25		5,589	5,779,809
4.10%, 05/22/23		2,040	2,116,378
4.30%, 01/27/45		3,630	3,654,321
4.35%, 09/08/26		4,533	4,660,241
4.38%, 01/22/47		3,750	3,806,400
4.88%, 11/01/22		7,581	8,199,761
5.00%, 11/24/25		3,280	3,535,742
5.50%, 01/26/20		2,550	2,776,032
5.50%, 07/24/20		5,040	5,525,604

Security		Principal (000s)	Value
5.50%, 07/28/21		$3,777	$4,203,688
5.63%, 09/23/19		8,900	9,652,940
5.75%, 01/25/21		4,685	5,222,463
6.25%, 08/09/26		2,151	2,577,672
6.38%, 07/24/42		7,284	9,388,202
6.63%, 04/01/18		5,584	5,874,312
7.25%, 04/01/32		1,165	1,587,580
7.30%, 05/13/19		5,465	6,067,242
Series F
3.88%, 04/29/24		13,200	13,641,672
MUFG Americas Holdings Corp.
2.25%, 02/10/20	(Call 01/10/20)	563	562,944
3.00%, 02/10/25	(Call 01/10/25)	3,150	3,045,451
MUFG Union Bank N.A.
2.63%, 09/26/18	(Call 08/26/18)	8,000	8,086,560
National Australia Bank Ltd./New York
1.38%, 07/12/19		1,000	984,680
1.88%, 07/23/18		1,750	1,754,847
2.00%, 01/14/19		350	350,647
2.25%, 01/10/20		2,000	2,004,160
2.30%, 07/25/18		3,500	3,527,160
2.50%, 07/12/26		2,600	2,435,888
2.63%, 07/23/20		3,500	3,529,050
2.63%, 01/14/21		1,350	1,356,075
2.80%, 01/10/22		2,000	2,016,780
3.00%, 01/20/23		1,600	1,608,160
3.38%, 01/14/26		1,110	1,117,626
National Bank of Canada
2.10%, 12/14/18		4,000	4,018,160
Northern Trust Corp.
2.38%, 08/02/22		1,700	1,684,445
3.38%, 08/23/21		1,649	1,717,104
3.45%, 11/04/20		250	261,240
3.95%, 10/30/25		2,350	2,487,874
Oesterreichische Kontrollbank AG
1.13%, 05/29/18		6,200	6,182,888
1.38%, 02/10/20		7,150	7,054,118
1.50%, 10/21/20		5,920	5,821,491
1.75%, 01/24/20		715	713,770
2.38%, 10/01/21		3,350	3,374,689
PNC Bank N.A.
1.50%, 10/18/17	(Call 09/18/17)[d]	1,000	1,001,028
1.80%, 11/05/18	(Call 10/06/18)[d]	10,000	10,020,200

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
1.85%, 07/20/18	(Call 06/20/18)[d]	$2,250	$2,254,140
2.15%, 04/29/21	(Call 03/30/21)[d]	2,500	2,478,375
2.20%, 01/28/19	(Call 12/29/18)[d]	3,050	3,072,235
2.25%, 07/02/19	(Call 06/02/19)[d]	2,650	2,673,558
2.30%, 06/01/20	(Call 05/02/20)[d]	2,250	2,260,080
2.40%, 10/18/19	(Call 09/18/19)[d]	250	252,730
2.55%, 12/09/21	(Call 11/09/21)[d]	250	250,130
2.70%, 11/01/22	(Call 10/01/22)[d]	4,085	4,060,653
2.95%, 02/23/25	(Call 01/24/25)[d]	250	247,823
3.25%, 06/01/25	(Call 05/02/25)[d]	450	454,266
3.30%, 10/30/24	(Call 09/30/24)[d]	1,500	1,524,450
3.80%, 07/25/23	(Call 06/25/23)[d]	6,750	7,076,700
4.20%, 11/01/25	(Call 10/02/25)[d]	500	536,065
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	(Call 03/29/24)[d]	2,750	2,849,275
4.38%, 08/11/20[d]		2,762	2,945,811
6.70%, 06/10/19[d]		1,163	1,283,964
RBC USA Holdco Corp.
5.25%, 09/15/20		5,025	5,493,380
Regions Bank/Birmingham AL
2.25%, 09/14/18	(Call 08/14/18)	5,250	5,270,423
6.45%, 06/26/37		1,500	1,708,950
Regions Financial Corp.
3.20%, 02/08/21	(Call 01/08/21)	1,500	1,528,740
7.38%, 12/10/37		1,800	2,228,796
Royal Bank of Canada
1.40%, 10/13/17		542	542,470
1.50%, 07/29/19		5,000	4,954,550
1.63%, 04/15/19		2,650	2,637,068
1.80%, 07/30/18		5,500	5,512,430
2.00%, 12/10/18		6,415	6,445,214
2.13%, 03/02/20		5,000	4,996,400
2.15%, 03/15/19		400	402,456
2.15%, 03/06/20		5,200	5,204,940
2.20%, 07/27/18		1,830	1,845,537
2.35%, 10/30/20		1,353	1,356,870
2.50%, 01/19/21		2,900	2,919,836
2.75%, 02/01/22		5,050	5,104,236
4.65%, 01/27/26		1,050	1,118,943
Royal Bank of Scotland Group PLC
3.88%, 09/12/23		5,070	5,006,625
4.80%, 04/05/26		4,450	4,555,687
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20		600	652,698

Security		Principal (000s)	Value
Santander Holdings USA Inc.
2.65%, 04/17/20	(Call 03/17/20)	$1,800	$1,794,024
2.70%, 05/24/19	(Call 04/24/19)	2,250	2,257,560
3.45%, 08/27/18	(Call 07/27/18)	3,275	3,327,007
4.50%, 07/17/25	(Call 04/17/25)	2,025	2,071,940
Santander Issuances SAU
5.18%, 11/19/25		5,400	5,549,688
Santander UK Group Holdings PLC
2.88%, 10/16/20		1,175	1,179,735
2.88%, 08/05/21		1,000	989,690
3.13%, 01/08/21		4,585	4,619,388
3.57%, 01/10/23	(Call 01/10/22)	465	467,688
Santander UK PLC
2.00%, 08/24/18		2,685	2,688,517
2.35%, 09/10/19		1,080	1,084,590
2.38%, 03/16/20		3,801	3,802,863
2.50%, 03/14/19		2,750	2,773,925
3.05%, 08/23/18		750	763,103
4.00%, 03/13/24		3,979	4,149,620
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19		1,000	984,000
1.88%, 09/13/21		2,000	1,941,300
2.63%, 03/15/21		1,000	1,003,440
Societe Generale SA
2.75%, 10/12/17		3,500	3,525,329
State Street Corp.
1.95%, 05/19/21		620	610,105
2.55%, 08/18/20		890	903,368
2.65%, 05/19/26[b]		1,205	1,156,402
3.10%, 05/15/23		2,987	3,023,382
3.30%, 12/16/24		4,195	4,270,762
3.55%, 08/18/25		2,055	2,120,205
3.70%, 11/20/23		2,185	2,289,465
4.38%, 03/07/21		1,300	1,396,304
4.96%, 03/15/18		4,614	4,752,605
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19		1,000	999,960
2.45%, 01/10/19		250	251,725
2.45%, 01/16/20		10,000	10,034,000
2.45%, 10/20/20		1,000	993,850
2.50%, 07/19/18		3,000	3,024,840
3.65%, 07/23/25		3,000	3,080,130
3.95%, 01/10/24		3,000	3,146,130

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21		$4,600	$4,475,708
2.44%, 10/19/21		1,000	986,410
2.63%, 07/14/26		2,450	2,286,267
2.85%, 01/11/22[b]		1,945	1,946,108
2.93%, 03/09/21		9,450	9,525,506
3.01%, 10/19/26[b]		1,620	1,553,758
3.78%, 03/09/26		4,250	4,346,220
SunTrust Bank/Atlanta GA
2.25%, 01/31/20	(Call 12/31/19)	820	823,075
3.30%, 05/15/26	(Call 04/15/26)	1,000	973,850
7.25%, 03/15/18		1,000	1,053,300
SunTrust Banks Inc.
2.35%, 11/01/18	(Call 10/01/18)	1,144	1,154,365
2.50%, 05/01/19	(Call 04/01/19)	120	121,174
2.70%, 01/27/22	(Call 12/27/21)	2,550	2,550,408
2.90%, 03/03/21	(Call 02/03/21)	4,100	4,152,562
6.00%, 09/11/17		3,248	3,321,960
SVB Financial Group
3.50%, 01/29/25		1,825	1,787,642
Svenska Handelsbanken AB
1.50%, 09/06/19		1,250	1,233,975
1.88%, 09/07/21		2,250	2,185,380
2.25%, 06/17/19		1,250	1,257,825
2.40%, 10/01/20		6,000	6,002,280
2.45%, 03/30/21		2,910	2,904,587
2.50%, 01/25/19		2,750	2,783,275
2.88%, 04/04/17		2,750	2,754,309
Toronto-Dominion Bank (The)
1.40%, 04/30/18		1,715	1,714,331
1.45%, 09/06/18		1,549	1,546,196
1.45%, 08/13/19		900	889,560
1.63%, 03/13/18		5,563	5,573,681
1.75%, 07/23/18		1,995	2,000,845
1.80%, 07/13/21		4,074	3,971,050
1.95%, 01/22/19		2,850	2,860,003
2.13%, 07/02/19		4,579	4,607,802
2.13%, 04/07/21		1,475	1,460,221
2.25%, 11/05/19		4,900	4,938,122
2.50%, 12/14/20		4,360	4,395,316
2.63%, 09/10/18		2,100	2,132,067

Security		Principal (000s)	Value
VRN, (5 year USD Swap + 2.205%)
3.63%, 09/15/31	(Call 09/15/26)	$200	$197,404
U.S. Bancorp.
2.20%, 04/25/19	(Call 03/25/19)	2,085	2,104,641
2.35%, 01/29/21	(Call 12/29/20)	5,000	5,008,549
2.63%, 01/24/22	(Call 12/23/21)	2,000	2,010,880
2.95%, 07/15/22	(Call 06/15/22)	2,165	2,189,746
3.00%, 03/15/22	(Call 02/15/22)	3,500	3,571,960
3.70%, 01/30/24	(Call 12/29/23)	2,300	2,412,493
4.13%, 05/24/21	(Call 04/23/21)	1,874	2,007,991
Series F
3.60%, 09/11/24	(Call 08/11/24)	3,165	3,256,057
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19	(Call 09/28/19)	8,761	8,808,922
2.80%, 01/27/25	(Call 12/27/24)	1,350	1,330,884
UBS AG/Stamford CT
1.38%, 08/14/17		3,250	3,251,355
1.80%, 03/26/18		5,045	5,055,544
2.35%, 03/26/20		890	890,223
2.38%, 08/14/19		13,450	13,558,407
4.88%, 08/04/20		1,000	1,078,880
5.75%, 04/25/18		1,700	1,778,659
Wachovia Corp.
5.50%, 08/01/35		5,215	5,893,107
5.75%, 02/01/18		80	83,058
6.55%, 10/15/35		100	123,979
7.50%, 04/15/35		50	64,569
7.57%, 08/01/26[c]		100	125,439
Wells Fargo & Co.
2.10%, 07/26/21		6,879	6,737,293
2.13%, 04/22/19		6,350	6,383,655
2.15%, 01/15/19		6,571	6,618,705
2.50%, 03/04/21		7,305	7,312,232
2.55%, 12/07/20		710	714,707
2.60%, 07/22/20		1,000	1,010,980
3.00%, 01/22/21		2,695	2,749,034
3.00%, 02/19/25		5,290	5,168,542
3.00%, 04/22/26		3,000	2,894,190
3.00%, 10/23/26		1,415	1,357,933
3.07%, 01/24/23	(Call 01/24/22)	3,000	3,014,520
3.30%, 09/09/24		5,428	5,451,015
3.50%, 03/08/22		7,257	7,525,799
3.55%, 09/29/25		12,861	12,975,206

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.90%, 05/01/45	$6,251	$6,041,154
4.10%, 06/03/26	6,618	6,778,222
4.13%, 08/15/23	4,820	5,041,527
4.30%, 07/22/27	9,908	10,308,184
4.40%, 06/14/46	3,254	3,202,815
4.48%, 01/16/24	1,550	1,661,259
4.60%, 04/01/21	7,220	7,793,990
4.65%, 11/04/44	4,278	4,368,651
4.75%, 12/07/46	1,931	2,010,847
4.90%, 11/17/45	3,864	4,104,032
5.38%, 02/07/35	25	28,955
5.38%, 11/02/43	1,778	2,011,203
5.61%, 01/15/44	8,310	9,707,244
Series M
3.45%, 02/13/23	2,530	2,566,305
Series N
2.15%, 01/30/20	3,951	3,955,662
Wells Fargo Bank N.A.
1.75%, 05/24/19	3,975	3,966,573
2.15%, 12/06/19	3,000	3,015,300
5.95%, 08/26/36	400	484,528
6.00%, 11/15/17	1,500	1,547,260
Wells Fargo Capital X
5.95%, 12/01/86	6,886	7,339,649
Westpac Banking Corp.
1.55%, 05/25/18	3,100	3,099,039
1.60%, 08/19/19	1,500	1,485,315
1.65%, 05/13/19	1,165	1,156,589
1.95%, 11/23/18	3,000	3,005,460
2.00%, 08/14/17	400	401,430
2.00%, 08/19/21	1,500	1,465,035
2.10%, 05/13/21	3,150	3,095,347
2.15%, 03/06/20	3,500	3,501,820
2.25%, 07/30/18	600	604,098
2.25%, 01/17/19	6,965	7,010,342
2.30%, 05/26/20	1,750	1,751,085
2.60%, 11/23/20	3,076	3,095,286
2.70%, 08/19/26	2,350	2,239,292
2.80%, 01/11/22	2,500	2,521,625
2.85%, 05/13/26	2,450	2,367,435
3.35%, 03/08/27	3,500	3,503,745
4.63%, 06/01/18	300	309,540
4.88%, 11/19/19	1,940	2,080,921

Security		Principal (000s)	Value
VRN, (5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31	(Call 11/23/26)	$1,500	$1,514,475

			2,527,380,178
BEVERAGES — 0.79%
Anheuser-Busch Companies LLC
5.95%, 01/15/33		55	65,650
6.45%, 09/01/37		275	356,232
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19		3,228	3,238,168
2.15%, 02/01/19		870	877,352
2.63%, 01/17/23		2,408	2,376,792
2.65%, 02/01/21	(Call 01/01/21)	33,268	33,631,288
3.30%, 02/01/23	(Call 12/01/22)	13,136	13,414,877
3.65%, 02/01/26	(Call 11/01/25)	21,997	22,363,249
3.70%, 02/01/24		1,515	1,575,342
4.00%, 01/17/43		613	590,435
4.63%, 02/01/44		7,234	7,664,205
4.70%, 02/01/36	(Call 08/01/35)	14,195	15,248,127
4.90%, 02/01/46	(Call 08/01/45)	26,882	29,457,831
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22		5,329	5,289,406
3.75%, 07/15/42		2,840	2,635,350
4.38%, 02/15/21		4,225	4,531,988
5.00%, 04/15/20		202	218,833
5.38%, 01/15/20		3,181	3,473,429
6.38%, 01/15/40		370	472,142
6.88%, 11/15/19		700	788,382
7.75%, 01/15/19		7,948	8,804,954
8.00%, 11/15/39		2,025	3,032,559
8.20%, 01/15/39		985	1,505,238
Beam Suntory Inc.
1.75%, 06/15/18		500	498,710
3.25%, 05/15/22	(Call 02/15/22)	4,950	4,974,503
Brown-Forman Corp.
2.25%, 01/15/23	(Call 10/15/22)	1,750	1,703,380
3.75%, 01/15/43	(Call 07/15/42)	295	276,598
4.50%, 07/15/45	(Call 01/15/45)	1,046	1,104,994
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25	(Call 08/25/25)	3,075	3,134,440
Coca-Cola Co. (The)
0.88%, 10/27/17		346	345,539
1.15%, 04/01/18		458	457,487

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
1.38%, 05/30/19		$2,700	$2,692,197
1.55%, 09/01/21		1,000	978,270
1.65%, 03/14/18		3,100	3,112,493
1.65%, 11/01/18		7,300	7,339,785
1.88%, 10/27/20		3,554	3,557,163
2.25%, 09/01/26[b]		1,150	1,082,116
2.45%, 11/01/20		2,105	2,142,111
2.50%, 04/01/23		400	397,876
2.55%, 06/01/26		1,900	1,831,372
2.88%, 10/27/25		4,547	4,527,493
3.15%, 11/15/20		6,197	6,464,214
3.20%, 11/01/23		3,506	3,637,440
3.30%, 09/01/21		2,450	2,568,923
Coca-Cola Enterprises Inc.
3.25%, 08/19/21	(Call 05/19/21)	1,000	1,020,930
Coca-Cola European Partners US LLC
4.50%, 09/01/21	(Call 06/01/21)	1,784	1,906,168
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18		4,400	4,432,824
5.25%, 11/26/43		1,250	1,379,813
Constellation Brands Inc.
3.70%, 12/06/26	(Call 09/06/26)	6,500	6,497,660
4.25%, 05/01/23		2,486	2,618,404
6.00%, 05/01/22		1,280	1,459,942
Diageo Capital PLC
2.63%, 04/29/23	(Call 01/29/23)	3,228	3,216,444
3.88%, 04/29/43	(Call 10/29/42)	1,180	1,140,210
4.83%, 07/15/20		1,175	1,273,912
5.75%, 10/23/17		1,003	1,030,987
5.88%, 09/30/36		1,315	1,618,778
Diageo Investment Corp.
2.88%, 05/11/22		550	561,622
4.25%, 05/11/42		1,927	1,975,695
7.45%, 04/15/35		775	1,083,504
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21	(Call 10/15/21)	850	848,241
2.55%, 09/15/26	(Call 06/15/26)	3,190	2,984,085
2.60%, 01/15/19		1,750	1,772,348
3.13%, 12/15/23	(Call 10/15/23)	1,000	1,003,860
3.20%, 11/15/21	(Call 08/15/21)	2,250	2,303,077
3.40%, 11/15/25	(Call 08/15/25)	1,200	1,204,800
3.43%, 06/15/27	(Call 03/15/27)	1,350	1,354,860
4.42%, 12/15/46	(Call 06/15/46)	1,210	1,241,460

Security		Principal (000s)	Value
4.50%, 11/15/45	(Call 05/15/45)	$425	$436,437
6.82%, 05/01/18		126	133,442
Molson Coors Brewing Co.
1.45%, 07/15/19		2,705	2,671,701
2.10%, 07/15/21	(Call 06/15/21)	230	225,202
3.00%, 07/15/26	(Call 04/15/26)	2,510	2,398,380
3.50%, 05/01/22		2,375	2,457,840
4.20%, 07/15/46	(Call 01/15/46)	2,925	2,776,995
5.00%, 05/01/42		2,255	2,399,523
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29		5,531	7,554,848
PepsiAmericas Inc.
5.50%, 05/15/35		25	29,766
PepsiCo Inc.
1.25%, 08/13/17		3,800	3,801,630
1.50%, 02/22/19		2,490	2,489,851
1.85%, 04/30/20	(Call 03/30/20)	200	199,690
2.15%, 10/14/20	(Call 09/14/20)	1,950	1,961,154
2.25%, 01/07/19	(Call 12/07/18)	3,785	3,840,488
2.38%, 10/06/26	(Call 07/06/26)	2,700	2,564,136
2.75%, 03/05/22		2,897	2,936,573
2.75%, 03/01/23		2,008	2,019,566
2.75%, 04/30/25	(Call 01/30/25)	3,810	3,754,412
2.85%, 02/24/26	(Call 11/24/25)	1,135	1,122,447
3.00%, 08/25/21		3,425	3,532,168
3.10%, 07/17/22	(Call 05/17/22)	1,645	1,691,208
3.13%, 11/01/20		1,500	1,558,695
3.45%, 10/06/46	(Call 04/06/46)	2,250	2,063,633
3.50%, 07/17/25	(Call 04/17/25)	1,130	1,174,985
3.60%, 03/01/24	(Call 12/01/23)	10,911	11,512,633
3.60%, 08/13/42		417	397,363
4.00%, 03/05/42		1,468	1,475,971
4.25%, 10/22/44	(Call 04/22/44)	405	422,990
4.45%, 04/14/46	(Call 10/14/45)	3,495	3,779,004
4.60%, 07/17/45	(Call 01/17/45)	2,039	2,242,737
4.88%, 11/01/40		700	792,925
5.00%, 06/01/18		575	601,076
5.50%, 01/15/40		174	213,282
Series 1
1.00%, 10/13/17		625	624,258

			336,225,566

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
BIOTECHNOLOGY — 0.42%
Amgen Inc.
1.25%, 05/22/17		$950	$950,155
1.85%, 08/19/21	(Call 07/19/21)	780	756,756
2.13%, 05/15/17		1,418	1,420,829
2.13%, 05/01/20	(Call 04/01/20)	200	199,978
2.20%, 05/22/19	(Call 04/22/19)	3,225	3,253,251
2.25%, 08/19/23	(Call 06/19/23)	1,150	1,097,180
2.60%, 08/19/26	(Call 05/19/26)	3,645	3,384,856
2.70%, 05/01/22	(Call 03/01/22)	400	398,924
3.13%, 05/01/25	(Call 02/01/25)	2,350	2,311,390
3.45%, 10/01/20		980	1,018,926
3.63%, 05/15/22	(Call 02/15/22)	6,850	7,101,600
3.63%, 05/22/24	(Call 02/22/24)	4,914	5,063,189
4.10%, 06/15/21	(Call 03/15/21)	1,050	1,111,782
4.40%, 05/01/45	(Call 11/01/44)	3,250	3,195,693
4.50%, 03/15/20		250	266,660
4.56%, 06/15/48	(Call 12/15/47)	2,528	2,531,969
4.66%, 06/15/51	(Call 12/15/50)	14,567	14,645,663
4.95%, 10/01/41		105	111,328
5.70%, 02/01/19		7,037	7,557,246
5.85%, 06/01/17		1,125	1,137,949
6.15%, 06/01/18		3,500	3,693,970
Baxalta Inc.
2.00%, 06/22/18		280	280,675
2.88%, 06/23/20	(Call 05/23/20)	3,555	3,591,404
3.60%, 06/23/22	(Call 04/23/22)	340	346,477
4.00%, 06/23/25	(Call 03/23/25)	7,508	7,654,106
5.25%, 06/23/45	(Call 12/23/44)	3,113	3,390,586
Bio-Rad Laboratories Inc.
4.88%, 12/15/20		1,800	1,916,262
Biogen Inc.
2.90%, 09/15/20		2,823	2,872,939
3.63%, 09/15/22		2,250	2,330,663
4.05%, 09/15/25	(Call 06/15/25)	5,989	6,193,644
5.20%, 09/15/45	(Call 03/15/45)	4,990	5,426,176
6.88%, 03/01/18		1,450	1,526,546
Celgene Corp.
2.13%, 08/15/18		2,284	2,295,557
2.25%, 05/15/19		750	753,562
2.30%, 08/15/18		155	156,142
2.88%, 08/15/20		350	355,386
3.25%, 08/15/22		6,775	6,870,053

Security		Principal (000s)	Value
3.55%, 08/15/22		$1,099	$1,130,552
3.63%, 05/15/24	(Call 02/15/24)	2,702	2,743,422
3.88%, 08/15/25	(Call 05/15/25)	3,061	3,130,821
3.95%, 10/15/20		1,200	1,261,320
4.00%, 08/15/23		3,200	3,357,600
4.63%, 05/15/44	(Call 11/15/43)	1,745	1,741,336
5.00%, 08/15/45	(Call 02/15/45)	7,943	8,409,969
5.25%, 08/15/43		115	124,223
Gilead Sciences Inc.
1.85%, 09/04/18		225	225,801
1.95%, 03/01/22	(Call 02/01/22)	1,280	1,237,210
2.05%, 04/01/19		1,450	1,456,684
2.35%, 02/01/20		1,970	1,986,765
2.55%, 09/01/20		2,155	2,177,153
2.95%, 03/01/27	(Call 12/01/26)	3,200	3,061,824
3.25%, 09/01/22	(Call 07/01/22)	4,230	4,329,828
3.50%, 02/01/25	(Call 11/01/24)	1,905	1,926,450
3.65%, 03/01/26	(Call 12/01/25)	5,334	5,411,929
3.70%, 04/01/24	(Call 01/01/24)	1,395	1,435,232
4.15%, 03/01/47	(Call 09/01/46)	3,155	3,013,940
4.50%, 04/01/21	(Call 01/01/21)	1,750	1,881,950
4.50%, 02/01/45	(Call 08/01/44)	8,282	8,278,687
4.60%, 09/01/35	(Call 03/01/35)	355	368,213
4.75%, 03/01/46	(Call 09/01/45)	4,190	4,350,058
4.80%, 04/01/44	(Call 10/01/43)	4,265	4,446,390
5.65%, 12/01/41	(Call 06/01/41)	3,535	4,092,116

			178,748,945
BUILDING MATERIALS — 0.06%
CRH America Inc.
5.75%, 01/15/21		1,150	1,278,386
8.13%, 07/15/18		500	541,635
Johnson Controls International PLC
3.75%, 12/01/21	(Call 09/01/21)	1,010	1,053,915
3.90%, 02/14/26	(Call 11/14/25)	525	544,871
4.25%, 03/01/21		3,200	3,387,936
4.50%, 02/15/47	(Call 08/15/46)	610	630,081
4.95%, 07/02/64	(Call 01/02/64)[c]	1,149	1,188,457
5.00%, 03/30/20		1,375	1,483,364
5.13%, 09/14/45	(Call 03/14/45)	530	591,830
5.70%, 03/01/41		615	711,813
6.00%, 01/15/36		165	196,883
Lennox International Inc.
3.00%, 11/15/23	(Call 09/15/23)	980	967,564

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Martin Marietta Materials Inc.
6.60%, 04/15/18		$233	$244,098
Masco Corp.
4.45%, 04/01/25	(Call 01/01/25)	25	26,062
7.13%, 03/15/20		40	45,400
Owens Corning
4.20%, 12/15/22	(Call 09/15/22)	2,380	2,479,579
4.20%, 12/01/24	(Call 09/01/24)	175	180,217
7.00%, 12/01/36		1,250	1,526,912
Vulcan Materials Co.
4.50%, 04/01/25	(Call 01/01/25)	3,280	3,442,786
7.50%, 06/15/21		3,255	3,820,654

			24,342,443
CHEMICALS — 0.44%
Agrium Inc.
3.15%, 10/01/22	(Call 07/01/22)	3,850	3,851,078
3.38%, 03/15/25	(Call 12/15/24)	1,565	1,536,861
4.13%, 03/15/35	(Call 09/15/34)	830	791,870
4.90%, 06/01/43	(Call 12/01/42)	25	26,299
5.25%, 01/15/45	(Call 07/15/44)	1,725	1,874,833
6.13%, 01/15/41	(Call 07/15/40)	785	923,089
Air Products & Chemicals Inc.
3.00%, 11/03/21		1,125	1,156,703
3.35%, 07/31/24	(Call 04/30/24)	1,050	1,081,458
4.38%, 08/21/19		500	530,930
Airgas Inc.
2.38%, 02/15/20	(Call 01/15/20)	1,575	1,588,151
2.90%, 11/15/22	(Call 08/15/22)	1,550	1,559,424
3.05%, 08/01/20	(Call 07/01/20)	665	684,205
3.65%, 07/15/24	(Call 04/15/24)	135	140,307
Albemarle Corp.
4.15%, 12/01/24	(Call 09/01/24)	2,730	2,841,657
5.45%, 12/01/44	(Call 06/01/44)	50	55,176
Cabot Corp.
3.40%, 09/15/26	(Call 06/15/26)	1,300	1,246,999
3.70%, 07/15/22		370	376,568
Cytec Industries Inc.
3.50%, 04/01/23	(Call 01/01/23)	2,225	2,210,159
3.95%, 05/01/25	(Call 02/01/25)	560	564,508
Dow Chemical Co. (The)
3.00%, 11/15/22	(Call 08/15/22)	6,000	6,083,760
3.50%, 10/01/24	(Call 07/01/24)	3,020	3,078,135
4.13%, 11/15/21	(Call 08/15/21)	4,172	4,433,293

Security		Principal (000s)	Value
4.25%, 11/15/20	(Call 08/15/20)	$4,268	$4,543,116
4.25%, 10/01/34	(Call 04/01/34)	3,850	3,883,880
4.38%, 11/15/42	(Call 05/15/42)	3,563	3,635,899
4.63%, 10/01/44	(Call 04/01/44)	2,540	2,674,976
5.25%, 11/15/41	(Call 05/15/41)	601	676,570
5.70%, 05/15/18		175	183,092
7.38%, 11/01/29		150	201,981
8.55%, 05/15/19		8,405	9,589,180
9.40%, 05/15/39		620	996,135
Eastman Chemical Co.
2.70%, 01/15/20	(Call 12/15/19)	1,375	1,395,818
3.60%, 08/15/22	(Call 05/15/22)	5,578	5,758,894
3.80%, 03/15/25	(Call 12/15/24)	688	703,514
4.65%, 10/15/44	(Call 04/15/44)	785	804,656
5.50%, 11/15/19		1,600	1,741,264
EI du Pont de Nemours & Co.
2.80%, 02/15/23		2,935	2,917,801
4.15%, 02/15/43		2,536	2,523,675
4.25%, 04/01/21		190	203,081
4.63%, 01/15/20		2,190	2,338,876
4.90%, 01/15/41		525	571,966
5.60%, 12/15/36		25	29,329
6.00%, 07/15/18		4,933	5,223,899
FMC Corp.
3.95%, 02/01/22	(Call 11/01/21)	450	459,918
4.10%, 02/01/24	(Call 11/01/23)	1,700	1,737,672
Lubrizol Corp.
6.50%, 10/01/34		55	71,150
8.88%, 02/01/19		1,175	1,333,038
LYB International Finance BV
4.00%, 07/15/23		4,200	4,419,492
4.88%, 03/15/44	(Call 09/15/43)	1,230	1,305,916
5.25%, 07/15/43		520	577,148
LYB International Finance II BV
3.50%, 03/02/27	(Call 12/02/26)	650	648,862
LyondellBasell Industries NV
4.63%, 02/26/55	(Call 08/26/54)	3,468	3,327,927
5.00%, 04/15/19	(Call 01/15/19)	1,000	1,056,740
5.75%, 04/15/24	(Call 01/15/24)	2,000	2,296,040
6.00%, 11/15/21	(Call 08/17/21)	5,275	5,985,964
Methanex Corp.
4.25%, 12/01/24	(Call 09/01/24)	150	148,500
5.25%, 03/01/22		550	583,000
5.65%, 12/01/44	(Call 06/01/44)	2,075	2,023,125

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Monsanto Co.
1.85%, 11/15/18		$1,000	$998,280
2.13%, 07/15/19		4,960	4,969,821
2.75%, 07/15/21		350	350,816
3.38%, 07/15/24	(Call 04/15/24)	3,185	3,213,761
3.60%, 07/15/42	(Call 01/15/42)	1,510	1,314,078
3.95%, 04/15/45	(Call 10/15/44)	1,373	1,271,123
4.20%, 07/15/34	(Call 01/15/34)	1,099	1,103,044
4.40%, 07/15/44	(Call 01/15/44)	4,840	4,811,541
4.65%, 11/15/43	(Call 05/15/43)	140	144,035
4.70%, 07/15/64	(Call 01/15/64)	1,225	1,178,511
5.88%, 04/15/38		325	380,010
Mosaic Co. (The)
3.75%, 11/15/21	(Call 08/15/21)	2,530	2,611,491
4.25%, 11/15/23	(Call 08/15/23)[b]	3,080	3,205,171
5.45%, 11/15/33	(Call 05/15/33)	526	549,528
5.63%, 11/15/43	(Call 05/15/43)	2,113	2,202,190
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25	(Call 01/01/25)	2,055	1,956,874
3.63%, 03/15/24	(Call 12/15/23)	1,896	1,903,319
4.00%, 12/15/26	(Call 09/15/26)	2,400	2,440,920
4.88%, 03/30/20		3,250	3,448,965
5.63%, 12/01/40[b]		797	880,207
5.88%, 12/01/36		590	665,644
6.50%, 05/15/19		75	81,532
PPG Industries Inc.
2.30%, 11/15/19	(Call 10/15/19)	1,000	1,008,430
3.60%, 11/15/20		2,153	2,254,621
5.50%, 11/15/40		35	41,448
Praxair Inc.
1.25%, 11/07/18		225	224,030
2.20%, 08/15/22	(Call 05/15/22)	1,700	1,668,176
2.25%, 09/24/20		1,000	1,000,570
2.45%, 02/15/22	(Call 11/15/21)	1,738	1,736,644
2.65%, 02/05/25	(Call 11/05/24)	3,550	3,484,183
2.70%, 02/21/23	(Call 11/21/22)	1,100	1,097,272
3.00%, 09/01/21		250	256,700
3.20%, 01/30/26	(Call 10/30/25)	1,075	1,094,490
3.55%, 11/07/42	(Call 05/07/42)	644	606,513
4.05%, 03/15/21		1,125	1,198,215
Rohm & Haas Co.
7.85%, 07/15/29		350	486,406
RPM International Inc.
3.75%, 03/15/27		1,800	1,809,702

Security		Principal (000s)	Value
5.25%, 06/01/45	(Call 12/01/44)	$1,025	$1,100,235
6.13%, 10/15/19		150	164,297
Sherwin-Williams Co. (The)
3.45%, 08/01/25	(Call 05/01/25)	600	600,408
4.00%, 12/15/42	(Call 06/15/42)	40	36,758
Syngenta Finance NV
3.13%, 03/28/22		6,560	6,576,465
Valspar Corp. (The)
3.95%, 01/15/26	(Call 10/15/25)	625	629,894
4.20%, 01/15/22	(Call 10/15/21)	2,300	2,402,074
4.40%, 02/01/45	(Call 08/01/44)	1,105	1,044,203
Westlake Chemical Corp.
3.60%, 07/15/22	(Call 04/15/22)	1,700	1,718,666
5.00%, 08/15/46	(Call 02/15/46)[e]	2,000	2,055,420

			187,184,238
COMMERCIAL SERVICES — 0.17%
Automatic Data Processing Inc.
2.25%, 09/15/20	(Call 08/15/20)	2,510	2,532,816
3.38%, 09/15/25	(Call 06/15/25)	1,765	1,828,028
Black Knight InfoServ LLC/Black Knight Lending Solutions Inc.
5.75%, 04/15/23	(Call 10/15/17)	95	99,502
Block Financial LLC
4.13%, 10/01/20	(Call 09/01/20)	2,150	2,192,936
5.25%, 10/01/25	(Call 07/01/25)	3,350	3,487,116
5.50%, 11/01/22	(Call 05/01/22)	1,425	1,518,152
California Institute of Technology
4.70%, 11/01/11		1,000	947,360
Cleveland Clinic Foundation (The)
4.86%, 01/01/14		310	304,851
Duke University
3.20%, 10/01/38		750	694,582
3.30%, 10/01/46		750	687,037
Ecolab Inc.
2.25%, 01/12/20		1,140	1,143,865
2.70%, 11/01/26	(Call 08/01/26)	930	894,762
3.25%, 01/14/23	(Call 11/14/22)	1,200	1,223,304
3.70%, 11/01/46	(Call 05/01/46)	895	830,739
4.35%, 12/08/21		1,225	1,326,185
5.50%, 12/08/41		1,950	2,330,406
Equifax Inc.
2.30%, 06/01/21	(Call 05/01/21)	620	610,520
3.30%, 12/15/22	(Call 09/15/22)	1,750	1,780,940
7.00%, 07/01/37		25	31,616

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
George Washington University (The)
4.87%, 09/15/45		$1,000	$1,081,620
Massachusetts Institute of Technology
3.96%, 07/01/38		425	449,399
4.68%, 07/01/14		1,541	1,623,567
5.60%, 07/01/11		1,870	2,306,159
Metropolitan Museum of Art (The) Series 2015
3.40%, 07/01/45		185	173,088
Moody’s Corp.
2.75%, 07/15/19	(Call 06/15/19)	50	50,710
2.75%, 12/15/21	(Call 11/15/21)	170	170,048
4.88%, 02/15/24	(Call 11/15/23)	3,920	4,277,230
5.50%, 09/01/20		1,500	1,642,935
Northwestern University
3.69%, 12/01/38		1,900	1,936,043
3.87%, 12/01/48		1,000	1,021,270
President and Fellows of Harvard College
3.15%, 07/15/46	(Call 01/15/46)	630	582,259
3.30%, 07/15/56	(Call 01/15/56)	1,500	1,375,980
4.88%, 10/15/40		600	725,244
Princeton University
5.70%, 03/01/39		2,200	2,905,144
S&P Global Inc.
2.50%, 08/15/18		280	281,960
2.95%, 01/22/27	(Call 10/22/26)[e]	1,000	952,060
3.30%, 08/14/20	(Call 07/14/20)	325	332,234
4.00%, 06/15/25	(Call 03/15/25)	5,000	5,180,400
4.40%, 02/15/26	(Call 11/15/25)	1,427	1,516,273
Total System Services Inc.
3.75%, 06/01/23	(Call 03/01/23)	681	684,167
3.80%, 04/01/21	(Call 03/01/21)	550	569,558
4.80%, 04/01/26	(Call 01/01/26)	905	977,671
University of Southern California
3.03%, 10/01/39		2,000	1,814,660
Verisk Analytics Inc.
4.00%, 06/15/25	(Call 03/15/25)	950	974,424
4.13%, 09/12/22		1,757	1,836,733
5.50%, 06/15/45	(Call 12/15/44)	2,400	2,640,144
Western Union Co. (The)
3.35%, 05/22/19		1,950	1,991,983
3.65%, 08/22/18		1,450	1,483,828
5.25%, 04/01/20		950	1,020,699
6.20%, 11/17/36		1,740	1,813,080

Security		Principal (000s)	Value
6.20%, 06/21/40		$635	$650,704
William Marsh Rice University
3.77%, 05/15/55		1,750	1,675,975

			71,181,966
COMPUTERS — 0.67%
Apple Inc.
1.00%, 05/03/18		6,390	6,370,063
1.10%, 08/02/19		1,500	1,482,045
1.55%, 02/07/20		6,450	6,403,238
1.55%, 08/04/21	(Call 07/04/21)	545	528,416
1.70%, 02/22/19		4,153	4,169,363
1.90%, 02/07/20		1,250	1,253,050
2.00%, 05/06/20		2,840	2,848,009
2.10%, 05/06/19		6,478	6,551,201
2.25%, 02/23/21	(Call 01/23/21)	3,505	3,515,060
2.40%, 05/03/23		4,992	4,912,927
2.45%, 08/04/26	(Call 05/04/26)	6,930	6,571,026
2.50%, 02/09/22	(Call 01/09/22)	1,000	1,004,790
2.50%, 02/09/25		3,875	3,758,595
2.70%, 05/13/22		3,700	3,740,145
2.85%, 05/06/21		5,480	5,613,603
2.85%, 02/23/23	(Call 12/23/22)	2,580	2,608,922
3.00%, 02/09/24	(Call 12/09/23)	260	263,081
3.20%, 05/13/25		14,078	14,256,508
3.25%, 02/23/26	(Call 11/23/25)	3,759	3,815,836
3.35%, 02/09/27	(Call 11/09/26)	2,725	2,772,142
3.45%, 05/06/24		6,322	6,557,115
3.45%, 02/09/45		6,470	5,831,864
3.85%, 05/04/43		8,140	7,855,833
3.85%, 08/04/46	(Call 02/04/46)	2,092	2,010,956
4.25%, 02/09/47	(Call 08/09/46)	400	410,852
4.38%, 05/13/45		4,228	4,399,065
4.45%, 05/06/44		3,125	3,291,844
4.50%, 02/23/36	(Call 08/23/35)	6,162	6,698,895
4.65%, 02/23/46	(Call 08/23/45)	7,375	8,013,380
Computer Sciences Corp.
4.45%, 09/15/22		5,960	6,251,742
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[e]		5,725	5,860,568
4.42%, 06/15/21	(Call 05/15/21)[e]	5,000	5,244,050
5.45%, 06/15/23	(Call 04/15/23)[e]	5,600	6,049,736
6.02%, 06/15/26	(Call 03/15/26)[e]	6,785	7,475,781
8.10%, 07/15/36	(Call 01/15/36)[e]	1,325	1,669,606

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
8.35%, 07/15/46	(Call 01/15/46)[e]	$8,595	$11,158,802
Hewlett Packard Enterprise Co.
2.45%, 10/05/17		1,000	1,004,462
2.85%, 10/05/18		1,077	1,091,572
3.60%, 10/15/20	(Call 09/15/20)	3,135	3,217,325
4.40%, 10/15/22	(Call 08/15/22)	1,535	1,617,138
4.90%, 10/15/25	(Call 07/15/25)	9,300	9,688,740
6.20%, 10/15/35	(Call 04/15/35)	3,430	3,636,246
6.35%, 10/15/45	(Call 04/15/45)	4,439	4,642,795
HP Enterprise Services LLC
7.45%, 10/15/29[b]		3,580	4,306,847
HP Inc.
3.75%, 12/01/20		2,294	2,381,516
4.05%, 09/15/22		1,177	1,232,790
4.30%, 06/01/21		3,200	3,378,880
4.38%, 09/15/21		3,733	3,970,568
4.65%, 12/09/21		2,365	2,535,706
6.00%, 09/15/41		3,013	3,100,287
International Business Machines Corp.
1.63%, 05/15/20		2,450	2,432,556
1.80%, 05/17/19		2,000	2,010,380
1.88%, 05/15/19		2,500	2,514,675
1.88%, 08/01/22		6,000	5,820,000
1.90%, 01/27/20		1,400	1,407,350
2.25%, 02/19/21		2,000	2,007,940
2.50%, 01/27/22		1,300	1,311,973
2.88%, 11/09/22		6,400	6,491,775
2.90%, 11/01/21		5,325	5,467,550
3.30%, 01/27/27		1,000	1,008,800
3.38%, 08/01/23		3,200	3,318,048
3.45%, 02/19/26		1,500	1,536,375
3.63%, 02/12/24		5,075	5,314,692
4.00%, 06/20/42[b]		2,315	2,323,380
4.70%, 02/19/46[b]		1,550	1,716,144
5.60%, 11/30/39		1,525	1,874,728
5.88%, 11/29/32		2,963	3,753,410
6.22%, 08/01/27		875	1,093,067
6.50%, 01/15/28		915	1,170,175
7.00%, 10/30/25		1,145	1,471,016
7.63%, 10/15/18		1,350	1,480,018
8.38%, 11/01/19		1,100	1,288,210
NetApp Inc.
3.25%, 12/15/22	(Call 09/15/22)	1,960	1,956,864
3.38%, 06/15/21	(Call 04/15/21)	645	659,674

Security		Principal (000s)	Value
Seagate HDD Cayman
3.75%, 11/15/18		$1,375	$1,416,979
4.75%, 06/01/23[b]		2,959	2,965,628
4.75%, 01/01/25		1,225	1,182,725
4.88%, 03/01/24	(Call 01/01/24)[e]	1,900	1,864,603
4.88%, 06/01/27	(Call 03/01/27)	150	140,293
5.75%, 12/01/34	(Call 06/01/34)	2,040	1,826,738

			285,848,747
COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
0.90%, 05/01/18		4,550	4,533,438
1.75%, 03/15/19		2,475	2,485,469
2.30%, 05/03/22		3,205	3,201,186
2.45%, 11/15/21		30	30,452
2.95%, 11/01/20		1,600	1,654,432
3.25%, 03/15/24		200	207,408
4.00%, 08/15/45		2,600	2,701,452
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21	(Call 04/10/21)	900	881,415
1.80%, 02/07/20		500	500,775
2.35%, 08/15/22		550	542,680
3.15%, 03/15/27	(Call 12/15/26)	925	928,164
4.15%, 03/15/47	(Call 09/15/46)	305	310,502
4.38%, 06/15/45	(Call 12/15/44)	1,870	1,946,390
6.00%, 05/15/37		750	926,708
Procter & Gamble Co. (The)
1.60%, 11/15/18		2,650	2,661,554
1.70%, 11/03/21		845	831,615
1.85%, 02/02/21		1,850	1,842,082
1.90%, 11/01/19		2,660	2,679,923
2.30%, 02/06/22		1,101	1,107,892
2.45%, 11/03/26		3,275	3,143,116
2.70%, 02/02/26		1,580	1,553,345
3.10%, 08/15/23		238	245,442
5.50%, 02/01/34		100	126,185
5.55%, 03/05/37		3,228	4,242,270

			39,283,895
DISTRIBUTION & WHOLESALE — 0.01%
WW Grainger Inc.
3.75%, 05/15/46	(Call 11/15/45)	1,750	1,673,280
4.60%, 06/15/45	(Call 12/15/44)	2,844	3,108,919

			4,782,199

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 0.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22	(Call 04/26/22)	$1,170	$1,189,200
3.75%, 05/15/19		3,150	3,249,508
3.95%, 02/01/22	(Call 01/01/22)	2,500	2,589,100
4.25%, 07/01/20		4,500	4,730,940
4.50%, 05/15/21		500	529,200
4.63%, 10/30/20		1,500	1,600,425
4.63%, 07/01/22		3,418	3,648,100
5.00%, 10/01/21		1,850	2,001,330
Affiliated Managers Group Inc.
3.50%, 08/01/25		2,500	2,434,575
4.25%, 02/15/24		500	518,590
Air Lease Corp.
2.13%, 01/15/20		1,255	1,242,776
2.63%, 09/04/18	(Call 08/04/18)	2,880	2,905,517
3.38%, 01/15/19	(Call 12/15/18)	4,295	4,390,478
3.38%, 06/01/21	(Call 05/01/21)	1,150	1,173,333
3.75%, 02/01/22	(Call 12/01/21)	3,020	3,117,033
3.88%, 04/01/21	(Call 03/01/21)	775	804,047
4.25%, 09/15/24	(Call 06/15/24)	270	279,453
4.75%, 03/01/20		350	371,560
Alterra Finance LLC
6.25%, 09/30/20		1,400	1,563,590
American Express Co.
1.55%, 05/22/18		2,168	2,167,480
2.65%, 12/02/22		1,291	1,281,201
3.63%, 12/05/24	(Call 11/04/24)	2,550	2,588,199
4.05%, 12/03/42		3,392	3,369,681
7.00%, 03/19/18		4,920	5,193,749
American Express Credit Corp.
1.70%, 10/30/19	(Call 09/30/19)	1,300	1,291,225
1.80%, 07/31/18	(Call 06/30/18)	6,685	6,700,642
2.13%, 07/27/18		4,750	4,777,882
2.13%, 03/18/19		2,200	2,210,318
2.20%, 03/03/20		1,150	1,148,804
2.25%, 08/15/19		5,039	5,081,327
2.25%, 05/05/21	(Call 04/04/21)	2,900	2,873,610
2.38%, 05/26/20	(Call 04/25/20)	8,720	8,787,580
2.70%, 03/03/22		950	947,882
Series F
2.60%, 09/14/20	(Call 08/14/20)	1,237	1,250,545

Security		Principal (000s)	Value
Ameriprise Financial Inc.
2.88%, 09/15/26	(Call 06/15/26)	$2,794	$2,678,747
3.70%, 10/15/24		2,640	2,718,962
4.00%, 10/15/23		2,130	2,256,927
5.30%, 03/15/20		500	543,600
AXA Financial Inc.
7.00%, 04/01/28		50	62,577
Bear Stearns Companies LLC (The)
6.40%, 10/02/17		3,030	3,117,437
BGC Partners Inc.
5.38%, 12/09/19		500	526,475
Brookfield Finance Inc.
4.25%, 06/02/26	(Call 03/02/26)	4,750	4,735,418
Capital One Bank USA N.A.
2.15%, 11/21/18	(Call 10/21/18)	1,000	1,001,740
2.25%, 02/13/19	(Call 01/13/19)	2,000	2,009,420
3.38%, 02/15/23		3,010	3,033,147
8.80%, 07/15/19		1,750	2,008,667
CBOE Holdings Inc.
3.65%, 01/12/27	(Call 10/12/26)	325	328,627
Charles Schwab Corp. (The)
1.50%, 03/10/18	(Call 02/10/18)	285	285,328
3.00%, 03/10/25	(Call 12/10/24)	1,660	1,650,986
3.20%, 03/02/27		1,000	1,002,600
3.23%, 09/01/22		225	230,393
3.45%, 02/13/26	(Call 11/13/25)	4,115	4,216,476
4.45%, 07/22/20		70	75,073
CME Group Inc.
3.00%, 09/15/22		425	435,523
3.00%, 03/15/25	(Call 12/15/24)	2,680	2,696,991
5.30%, 09/15/43	(Call 03/15/43)	3,047	3,615,144
Credit Suisse USA Inc.
7.13%, 07/15/32		5,287	7,126,665
Discover Financial Services
3.75%, 03/04/25	(Call 12/04/24)	1,000	990,000
3.85%, 11/21/22		1,100	1,127,500
3.95%, 11/06/24	(Call 08/06/24)	2,005	2,015,025
4.10%, 02/09/27	(Call 11/09/26)	340	343,400
5.20%, 04/27/22		2,629	2,855,751
E*TRADE Financial Corp.
4.63%, 09/15/23	(Call 03/15/18)	500	517,175
5.38%, 11/15/22	(Call 11/15/17)	210	222,768
Eaton Vance Corp.
6.50%, 10/02/17		100	102,819

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Franklin Resources Inc.
2.80%, 09/15/22		$2,750	$2,765,785
2.85%, 03/30/25		450	439,866
4.63%, 05/20/20		650	697,151
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20		12,605	12,702,689
3.37%, 11/15/25		16,669	17,181,570
4.42%, 11/15/35		19,142	20,489,406
HSBC Finance Corp.
6.68%, 01/15/21		5,882	6,649,189
Intercontinental Exchange Inc.
2.75%, 12/01/20	(Call 11/01/20)	5,578	5,674,165
3.75%, 12/01/25	(Call 09/01/25)	2,115	2,203,640
4.00%, 10/15/23		1,240	1,320,947
International Lease Finance Corp.
4.63%, 04/15/21		500	531,155
5.88%, 04/01/19		475	509,395
5.88%, 08/15/22		2,000	2,254,800
6.25%, 05/15/19		2,100	2,277,366
7.13%, 09/01/18[e]		716	769,392
8.25%, 12/15/20		1,050	1,250,592
8.63%, 01/15/22		500	619,090
Invesco Finance PLC
3.75%, 01/15/26		245	251,086
4.00%, 01/30/24		3,550	3,733,925
5.38%, 11/30/43		50	56,174
Janus Capital Group Inc.
4.88%, 08/01/25	(Call 05/01/25)	3,445	3,636,542
Jefferies Group LLC
4.85%, 01/15/27		1,000	1,022,940
5.13%, 04/13/18		895	925,090
5.13%, 01/20/23		1,200	1,278,156
6.25%, 01/15/36		2,425	2,554,180
6.45%, 06/08/27		1,210	1,356,616
6.50%, 01/20/43		2,115	2,246,194
6.88%, 04/15/21		875	994,717
8.50%, 07/15/19		1,200	1,364,436
Lazard Group LLC
3.63%, 03/01/27	(Call 12/01/26)	1,600	1,560,928
3.75%, 02/13/25		1,700	1,691,092
4.25%, 11/14/20		2,320	2,439,225
Legg Mason Inc.
2.70%, 07/15/19		220	222,367

Security		Principal (000s)	Value
3.95%, 07/15/24		$490	$492,553
4.75%, 03/15/26		2,780	2,925,950
5.63%, 01/15/44		1,815	1,861,192
MasterCard Inc.
2.00%, 04/01/19		884	891,470
2.00%, 11/21/21	(Call 10/21/21)	1,050	1,042,744
2.95%, 11/21/26	(Call 08/21/26)	880	879,226
3.38%, 04/01/24		6,825	7,099,091
3.80%, 11/21/46	(Call 05/21/46)	1,035	1,028,355
Nasdaq Inc.
3.85%, 06/30/26	(Call 03/30/26)	700	704,067
4.25%, 06/01/24	(Call 03/01/24)	950	984,067
5.55%, 01/15/20		800	865,632
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19		1,250	1,240,487
2.00%, 01/27/20	(Call 12/27/19)	311	309,753
2.15%, 02/01/19	(Call 01/01/19)	2,850	2,868,639
2.30%, 11/15/19	(Call 10/15/19)	1,000	1,009,560
2.30%, 11/01/20	(Call 10/01/20)	1,050	1,047,238
2.70%, 02/15/23	(Call 12/15/22)	7,450	7,401,500
2.95%, 02/07/24	(Call 12/07/23)	1,000	1,007,560
3.05%, 02/15/22	(Call 11/15/21)	4,370	4,468,718
3.25%, 11/01/25	(Call 08/01/25)	1,050	1,061,655
3.40%, 11/15/23	(Call 08/15/23)	2,450	2,510,368
4.02%, 11/01/32	(Call 05/01/32)	1,800	1,878,300
10.38%, 11/01/18		296	337,911
Series C
8.00%, 03/01/32		915	1,322,422
Nomura Holdings Inc.
2.75%, 03/19/19		2,340	2,363,423
6.70%, 03/04/20		3,699	4,128,454
OM Asset Management PLC
4.80%, 07/27/26		800	791,048
Raymond James Financial Inc.
3.63%, 09/15/26		2,700	2,674,701
5.63%, 04/01/24		900	1,005,354
Stifel Financial Corp.
4.25%, 07/18/24		5,350	5,394,512
Synchrony Financial
2.60%, 01/15/19	(Call 12/15/18)	890	895,313
2.70%, 02/03/20	(Call 01/03/20)	1,011	1,012,881
3.00%, 08/15/19	(Call 07/15/19)	5,904	5,999,645
3.70%, 08/04/26	(Call 05/04/26)	3,100	3,038,372

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.25%, 08/15/24	(Call 05/15/24)	$1,520	$1,571,969
4.50%, 07/23/25	(Call 04/24/25)	3,210	3,364,754
TD Ameritrade Holding Corp.
2.95%, 04/01/22	(Call 02/01/22)	4,259	4,330,466
Visa Inc.
2.20%, 12/14/20	(Call 11/14/20)	2,925	2,946,148
2.80%, 12/14/22	(Call 10/14/22)	5,604	5,676,404
3.15%, 12/14/25	(Call 09/14/25)	14,463	14,653,333
4.15%, 12/14/35	(Call 06/14/35)	2,468	2,615,488
4.30%, 12/14/45	(Call 06/14/45)	8,840	9,470,469
Washington Prime Group LP
3.85%, 04/01/20	(Call 03/02/20)	500	500,555

			363,881,854
ELECTRIC — 1.87%
AEP Texas Central Co. Series E
6.65%, 02/15/33		750	933,555
AEP Transmission Co. LLC
3.10%, 12/01/26	(Call 09/01/26)[e]	830	820,837
4.00%, 12/01/46	(Call 06/01/46)[e]	815	818,602
Alabama Power Co.
2.80%, 04/01/25	(Call 01/01/25)	1,370	1,339,052
3.75%, 03/01/45	(Call 09/01/44)	2,151	2,071,133
4.10%, 01/15/42		375	372,559
4.15%, 08/15/44	(Call 02/15/44)	1,265	1,295,132
4.30%, 01/02/46	(Call 07/02/45)	2,550	2,678,928
5.50%, 03/15/41		150	179,285
6.00%, 03/01/39		105	131,820
6.13%, 05/15/38		695	875,054
Series 11-C
5.20%, 06/01/41		2,025	2,338,389
Series 17A
2.45%, 03/30/22	(Call 02/28/22)	1,045	1,045,063
Ameren Corp.
2.70%, 11/15/20	(Call 10/15/20)	2,050	2,064,903
3.65%, 02/15/26	(Call 11/15/25)	2,546	2,572,631
Ameren Illinois Co.
2.70%, 09/01/22	(Call 06/01/22)	1,450	1,452,596
4.15%, 03/15/46	(Call 09/15/45)	2,000	2,075,680
4.30%, 07/01/44	(Call 01/01/44)[b]	2,090	2,195,044
4.80%, 12/15/43	(Call 06/15/43)	25	27,781
6.13%, 11/15/17		1,100	1,135,477
American Electric Power Co. Inc.
2.95%, 12/15/22	(Call 09/15/22)	1,145	1,152,683

Security		Principal (000s)	Value
Appalachian Power Co.
4.40%, 05/15/44	(Call 11/15/43)	$2,150	$2,221,767
6.38%, 04/01/36		1,175	1,459,749
7.00%, 04/01/38		1,225	1,667,593
Series L
5.80%, 10/01/35		15	17,706
Series P
6.70%, 08/15/37		525	684,841
Arizona Public Service Co.
2.20%, 01/15/20	(Call 12/15/19)	500	501,185
2.55%, 09/15/26	(Call 06/15/26)	1,520	1,437,023
3.15%, 05/15/25	(Call 02/15/25)[b]	1,000	1,004,210
3.35%, 06/15/24	(Call 03/15/24)	500	509,945
3.75%, 05/15/46	(Call 11/15/45)	1,110	1,052,924
4.35%, 11/15/45	(Call 05/15/45)	1,000	1,035,340
4.50%, 04/01/42	(Call 10/01/41)	1,030	1,097,341
5.05%, 09/01/41	(Call 03/01/41)	1,450	1,647,911
5.50%, 09/01/35		485	569,341
8.75%, 03/01/19		300	339,678
Avista Corp.
5.13%, 04/01/22		25	27,426
Baltimore Gas & Electric Co.
2.80%, 08/15/22	(Call 05/15/22)	674	673,953
3.35%, 07/01/23	(Call 04/01/23)	400	411,900
3.50%, 11/15/21	(Call 08/15/21)	800	829,936
3.50%, 08/15/46	(Call 02/15/46)	2,000	1,843,740
Berkshire Hathaway Energy Co.
2.00%, 11/15/18	(Call 10/15/18)	1,975	1,982,663
2.40%, 02/01/20	(Call 01/01/20)	1,850	1,862,432
3.50%, 02/01/25	(Call 11/01/24)	1,695	1,737,273
3.75%, 11/15/23	(Call 08/15/23)	2,250	2,367,338
4.50%, 02/01/45	(Call 08/01/44)	1,811	1,896,914
5.15%, 11/15/43	(Call 05/15/43)	596	678,129
5.95%, 05/15/37		3,675	4,541,381
6.13%, 04/01/36		9,037	11,385,446
6.50%, 09/15/37		985	1,287,838
8.48%, 09/15/28		75	109,438
Black Hills Corp.
2.50%, 01/11/19		100	100,445
3.15%, 01/15/27	(Call 07/15/26)	465	446,786
3.95%, 01/15/26	(Call 07/15/25)	2,100	2,153,172
4.25%, 11/30/23	(Call 08/30/23)	300	315,630
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21	(Call 05/01/21)	2,050	2,009,102

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
2.25%, 08/01/22	(Call 05/01/22)	$2,655	$2,615,414
3.55%, 08/01/42	(Call 02/01/42)	939	896,238
4.50%, 04/01/44	(Call 10/01/43)	1,375	1,527,831
Series AA
3.00%, 02/01/27	(Call 11/01/26)	3,150	3,123,792
Series Z
2.40%, 09/01/26	(Call 06/01/26)	2,040	1,922,006
Cleco Corporate Holdings LLC
3.74%, 05/01/26	(Call 02/01/26)[e]	3,040	3,014,282
4.97%, 05/01/46	(Call 11/01/45)[e]	1,500	1,557,570
Cleco Power LLC
6.00%, 12/01/40		210	255,381
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24		3,300	3,782,328
5.95%, 12/15/36		264	297,414
CMS Energy Corp.
2.95%, 02/15/27	(Call 11/15/26)	265	251,975
3.45%, 08/15/27	(Call 05/15/27)	2,000	2,000,920
3.60%, 11/15/25	(Call 08/15/25)	1,175	1,187,655
3.88%, 03/01/24	(Call 12/01/23)	1,075	1,115,700
4.70%, 03/31/43	(Call 09/30/42)	10	10,433
4.88%, 03/01/44	(Call 09/01/43)	1,275	1,378,951
5.05%, 03/15/22	(Call 12/15/21)	2,050	2,256,558
8.75%, 06/15/19		1,180	1,350,439
Commonwealth Edison Co.
2.15%, 01/15/19	(Call 12/15/18)	250	251,760
2.55%, 06/15/26	(Call 03/15/26)	250	238,847
3.10%, 11/01/24	(Call 08/01/24)	3,100	3,110,633
3.40%, 09/01/21	(Call 06/01/21)	4,700	4,869,811
3.65%, 06/15/46	(Call 12/15/45)	800	764,856
3.70%, 03/01/45	(Call 09/01/44)	1,050	996,146
4.00%, 08/01/20	(Call 05/01/20)	500	525,455
4.35%, 11/15/45	(Call 05/15/45)	3,500	3,692,535
4.70%, 01/15/44	(Call 07/15/43)	175	193,876
5.90%, 03/15/36		163	202,627
6.45%, 01/15/38		1,200	1,584,132
Connecticut Light & Power Co. (The)
2.50%, 01/15/23	(Call 10/15/22)	2,000	1,967,680
4.30%, 04/15/44	(Call 10/15/43)	750	774,315
Series 09-A
5.50%, 02/01/19		380	405,878
Series A
4.15%, 06/01/45	(Call 12/01/44)	2,125	2,189,940

Security		Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
2.90%, 12/01/26	(Call 09/01/26)	$2,000	$1,958,320
3.30%, 12/01/24	(Call 09/01/24)	1,000	1,020,380
3.85%, 06/15/46	(Call 12/15/45)	250	242,897
3.95%, 03/01/43	(Call 09/01/42)	6,926	6,861,104
4.30%, 12/01/56	(Call 06/01/56)	1,900	1,931,312
4.45%, 03/15/44	(Call 09/15/43)	1,205	1,289,001
4.50%, 12/01/45	(Call 06/01/45)	1,610	1,728,963
4.63%, 12/01/54	(Call 06/01/54)	480	515,122
5.50%, 12/01/39		1,035	1,240,882
5.70%, 06/15/40		295	360,953
5.85%, 04/01/18		900	940,464
6.30%, 08/15/37		210	272,775
6.65%, 04/01/19		950	1,042,340
7.13%, 12/01/18		4,552	4,970,420
Series 05-A
5.30%, 03/01/35		700	807,821
Series 06-A
5.85%, 03/15/36		500	614,605
Series 06-E
5.70%, 12/01/36		695	830,511
Series 08-B
6.75%, 04/01/38		1,322	1,802,005
Consolidated Edison Inc.
2.00%, 03/15/20		1,630	1,631,597
2.00%, 05/15/21	(Call 04/15/21)	2,400	2,352,264
Constellation Energy Group Inc.
5.15%, 12/01/20	(Call 09/01/20)	3,434	3,707,244
Consumers Energy Co.
2.85%, 05/15/22	(Call 02/15/22)	2,475	2,509,898
3.13%, 08/31/24	(Call 05/31/24)	500	503,520
3.25%, 08/15/46	(Call 02/15/46)	2,000	1,798,200
3.38%, 08/15/23	(Call 05/15/23)	1,100	1,135,860
3.95%, 05/15/43	(Call 11/15/42)[b]	500	508,990
3.95%, 07/15/47	(Call 01/15/47)	1,500	1,535,565
4.35%, 08/31/64	(Call 02/28/64)	35	35,311
6.70%, 09/15/19		50	55,710
Delmarva Power & Light Co.
4.00%, 06/01/42	(Call 12/01/41)	300	298,506
4.15%, 05/15/45	(Call 11/15/44)	1,250	1,298,950
Dominion Resources Inc./VA
2.75%, 01/15/22	(Call 12/15/21)	1,000	999,060
2.96%, 07/01/19[c]		515	521,118
3.63%, 12/01/24	(Call 09/01/24)	2,400	2,426,280

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.90%, 10/01/25	(Call 07/01/25)	$2,370	$2,429,321
4.45%, 03/15/21		2,450	2,614,909
4.70%, 12/01/44	(Call 06/01/44)	1,275	1,331,661
5.20%, 08/15/19		1,200	1,286,976
6.40%, 06/15/18		200	211,160
7.00%, 06/15/38		3,545	4,573,688
VRN, (3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54	(Call 10/01/24)	1,000	1,043,160
Series B
5.95%, 06/15/35		960	1,134,883
Series C
2.00%, 08/15/21	(Call 07/15/21)	775	754,959
4.05%, 09/15/42	(Call 03/15/42)	2,015	1,911,409
4.90%, 08/01/41	(Call 02/01/41)	1,240	1,326,403
Series D
2.85%, 08/15/26	(Call 05/15/26)	1,000	943,140
Series F
5.25%, 08/01/33		1,565	1,708,198
DTE Electric Co.
2.65%, 06/15/22	(Call 03/15/22)	1,140	1,142,109
3.65%, 03/15/24	(Call 12/15/23)	2,900	3,057,760
3.70%, 03/15/45	(Call 09/15/44)	1,810	1,761,926
3.70%, 06/01/46	(Call 12/01/45)	810	788,276
3.90%, 06/01/21	(Call 03/01/21)	1,300	1,373,073
3.95%, 06/15/42	(Call 12/15/41)	5	5,007
4.30%, 07/01/44	(Call 01/01/44)	1,550	1,644,255
5.70%, 10/01/37		50	61,262
Series A
6.63%, 06/01/36		620	829,337
DTE Energy Co.
1.50%, 10/01/19		1,985	1,952,188
2.85%, 10/01/26	(Call 07/01/26)	3,500	3,280,375
3.30%, 06/15/22	(Call 04/15/22)	350	356,580
3.85%, 12/01/23	(Call 09/01/23)	1,425	1,475,545
Series C
3.50%, 06/01/24	(Call 03/01/24)	550	556,077
Duke Energy Carolinas LLC
2.50%, 03/15/23	(Call 01/15/23)	1,820	1,799,907
2.95%, 12/01/26	(Call 09/01/26)	2,750	2,710,538
3.75%, 06/01/45	(Call 12/01/44)	1,062	1,030,172
3.88%, 03/15/46	(Call 09/15/45)	2,515	2,496,464
3.90%, 06/15/21	(Call 03/15/21)	2,035	2,160,417
4.00%, 09/30/42	(Call 03/30/42)	162	163,055

Security		Principal (000s)	Value
4.25%, 12/15/41	(Call 06/15/41)	$405	$421,743
5.30%, 02/15/40		75	90,087
6.00%, 01/15/38		225	284,904
6.05%, 04/15/38		540	694,699
6.10%, 06/01/37		2,480	3,113,640
6.45%, 10/15/32		25	32,603
7.00%, 11/15/18		189	205,662
Series A
6.00%, 12/01/28		1,335	1,638,979
Duke Energy Corp.
1.63%, 08/15/17		1,475	1,476,327
1.80%, 09/01/21	(Call 08/01/21)	2,690	2,603,893
2.65%, 09/01/26	(Call 06/01/26)	890	835,292
3.05%, 08/15/22	(Call 05/15/22)	1,550	1,562,462
3.55%, 09/15/21	(Call 06/15/21)	2,525	2,619,536
3.75%, 04/15/24	(Call 01/15/24)	325	336,030
3.75%, 09/01/46	(Call 03/01/46)	2,445	2,246,172
3.95%, 10/15/23	(Call 07/15/23)	700	734,671
4.80%, 12/15/45	(Call 06/15/45)	5,125	5,499,997
5.05%, 09/15/19		400	428,168
Duke Energy Florida LLC
1.85%, 01/15/20		2,510	2,512,309
3.10%, 08/15/21	(Call 05/15/21)	1,750	1,806,752
3.20%, 01/15/27	(Call 10/15/26)	1,000	1,009,640
3.40%, 10/01/46	(Call 04/01/46)	4,250	3,887,092
3.85%, 11/15/42	(Call 05/15/42)	860	841,716
5.65%, 04/01/40		350	431,042
6.35%, 09/15/37		25	33,070
6.40%, 06/15/38		1,435	1,917,562
Duke Energy Florida Project Finance LLC Series 2035
3.11%, 09/01/36		100	92,184
Duke Energy Indiana LLC
3.75%, 05/15/46	(Call 11/15/45)	3,500	3,360,280
6.35%, 08/15/38		55	72,471
6.45%, 04/01/39		3,450	4,605,819
Series WWW
4.90%, 07/15/43	(Call 01/15/43)	50	56,601
Duke Energy Ohio Inc.
3.70%, 06/15/46	(Call 12/15/45)	500	473,570
3.80%, 09/01/23	(Call 06/01/23)	275	290,130
5.45%, 04/01/19		1,666	1,786,402

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Duke Energy Progress LLC
2.80%, 05/15/22	(Call 02/15/22)	$350	$355,316
3.00%, 09/15/21	(Call 06/15/21)	1,900	1,948,678
3.25%, 08/15/25	(Call 05/15/25)	875	889,936
3.70%, 10/15/46	(Call 04/15/46)	1,500	1,441,485
4.10%, 05/15/42	(Call 11/15/41)	290	294,396
4.10%, 03/15/43	(Call 09/15/42)	600	611,400
4.15%, 12/01/44	(Call 06/01/44)	1,098	1,128,217
4.20%, 08/15/45	(Call 02/15/45)	1,640	1,704,960
4.38%, 03/30/44	(Call 09/30/43)	2,240	2,365,642
5.30%, 01/15/19		3,200	3,408,448
6.30%, 04/01/38		790	1,031,432
Edison International
2.95%, 03/15/23	(Call 01/15/23)	3,000	2,997,840
El Paso Electric Co.
5.00%, 12/01/44	(Call 06/01/44)	2,000	2,043,900
Emera U.S. Finance LP
2.70%, 06/15/21	(Call 05/15/21)	2,260	2,244,700
3.55%, 06/15/26	(Call 03/15/26)	320	315,488
4.75%, 06/15/46	(Call 12/15/45)	770	792,638
Entergy Arkansas Inc.
3.50%, 04/01/26	(Call 01/01/26)	1,650	1,691,976
3.70%, 06/01/24	(Call 03/01/24)	3,135	3,268,582
3.75%, 02/15/21	(Call 11/15/20)	3,535	3,701,357
4.95%, 12/15/44	(Call 12/15/24)	245	249,795
Entergy Corp.
2.95%, 09/01/26	(Call 06/01/26)	1,534	1,461,426
4.00%, 07/15/22	(Call 05/15/22)	997	1,046,850
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24		30	34,937
6.00%, 05/01/18		1,000	1,047,750
Entergy Louisiana LLC
2.40%, 10/01/26	(Call 07/01/26)	2,400	2,264,544
3.05%, 06/01/31	(Call 03/01/31)[b]	1,475	1,408,728
3.25%, 04/01/28	(Call 01/01/28)	3,900	3,879,174
4.95%, 01/15/45	(Call 01/15/25)	540	555,439
6.50%, 09/01/18		200	213,514
Entergy Mississippi Inc.
2.85%, 06/01/28	(Call 03/01/28)	2,075	1,986,979
Entergy Texas Inc.
5.15%, 06/01/45	(Call 06/01/25)	25	25,583
7.13%, 02/01/19		1,165	1,272,797

Security		Principal (000s)	Value
Eversource Energy
2.50%, 03/15/21	(Call 02/15/21)	$975	$968,448
2.80%, 05/01/23	(Call 02/01/23)	720	712,699
3.35%, 03/15/26	(Call 12/15/25)	1,920	1,901,165
Series H
3.15%, 01/15/25	(Call 10/15/24)	515	515,860
Exelon Corp.
2.45%, 04/15/21	(Call 03/15/21)	270	267,203
2.85%, 06/15/20	(Call 05/15/20)	740	750,959
3.40%, 04/15/26	(Call 01/15/26)	2,580	2,546,305
3.95%, 06/15/25	(Call 03/15/25)	3,170	3,266,305
4.45%, 04/15/46	(Call 10/15/45)	315	316,150
4.95%, 06/15/35	(Call 12/15/34)	1,295	1,387,346
5.10%, 06/15/45	(Call 12/15/44)	2,090	2,287,191
Exelon Generation Co. LLC
2.95%, 01/15/20	(Call 12/15/19)	1,668	1,688,767
4.00%, 10/01/20	(Call 07/01/20)[b]	700	727,524
4.25%, 06/15/22	(Call 03/15/22)[b]	3,268	3,413,230
5.60%, 06/15/42	(Call 12/15/41)	4,035	3,814,850
5.75%, 10/01/41	(Call 04/01/41)	950	921,567
6.20%, 10/01/17		66	67,735
6.25%, 10/01/39		1,000	1,019,200
FirstEnergy Corp.
Series A
2.75%, 03/15/18	(Call 02/15/18)	1,000	1,006,250
Series B
4.25%, 03/15/23	(Call 12/15/22)	1,855	1,940,794
Florida Power & Light Co.
3.13%, 12/01/25	(Call 06/01/25)	300	305,247
3.25%, 06/01/24	(Call 12/01/23)	1,500	1,546,815
3.80%, 12/15/42	(Call 06/15/42)	520	516,282
4.05%, 06/01/42	(Call 12/01/41)	850	879,214
4.05%, 10/01/44	(Call 04/01/44)	1,083	1,124,414
4.13%, 02/01/42	(Call 08/01/41)	3,140	3,261,330
5.25%, 02/01/41	(Call 08/01/40)	1,505	1,791,988
5.55%, 11/01/17		150	154,203
5.63%, 04/01/34		150	182,486
5.65%, 02/01/37		2,482	3,059,934
5.69%, 03/01/40		30	37,799
5.95%, 02/01/38		3,779	4,882,392
Fortis Inc./Canada
2.10%, 10/04/21	(Call 09/04/21)[e]	1,235	1,195,147
3.06%, 10/04/26	(Call 07/04/26)[e]	1,650	1,555,587

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Georgia Power Co.
1.95%, 12/01/18		$1,399	$1,406,555
2.00%, 03/30/20		1,150	1,149,448
2.40%, 04/01/21	(Call 03/01/21)	1,000	1,000,240
3.25%, 03/30/27		1,150	1,148,700
4.30%, 03/15/42		4,058	4,143,340
4.30%, 03/15/43		1,108	1,141,761
5.40%, 06/01/40		1,730	1,996,801
5.95%, 02/01/39		50	61,130
Series 07-A
5.65%, 03/01/37		650	755,742
Series 10-C
4.75%, 09/01/40		200	214,058
Great Plains Energy Inc.
4.85%, 06/01/21	(Call 03/01/21)	1,801	1,909,096
5.29%, 06/15/22	(Call 03/15/22)[c]	1,250	1,360,612
Hydro-Quebec
8.05%, 07/07/24		500	658,720
8.50%, 12/01/29		400	585,812
9.50%, 11/15/30		8	12,778
Iberdrola International BV
6.75%, 07/15/36		1,125	1,416,656
Idaho Power Co.
3.65%, 03/01/45	(Call 09/01/44)	25	23,300
Indiana Michigan Power Co.
6.05%, 03/15/37		115	141,180
7.00%, 03/15/19		2,622	2,874,787
Series J
3.20%, 03/15/23	(Call 12/15/22)	1,600	1,615,392
Series K
4.55%, 03/15/46	(Call 09/15/45)	2,455	2,620,762
Integrys Holding Inc.
4.17%, 11/01/20		850	898,986
Interstate Power & Light Co.
3.40%, 08/15/25	(Call 05/15/25)	1,600	1,611,424
3.70%, 09/15/46	(Call 03/15/46)	1,350	1,263,019
4.70%, 10/15/43	(Call 04/15/43)	150	161,984
6.25%, 07/15/39		40	51,266
ITC Holdings Corp.
3.65%, 06/15/24	(Call 03/15/24)	300	303,813
4.05%, 07/01/23	(Call 04/01/23)[b]	150	155,889
5.30%, 07/01/43	(Call 01/01/43)	100	111,694
Jersey Central Power & Light Co.
6.15%, 06/01/37		1,150	1,323,765

Security		Principal (000s)	Value
Kansas City Power & Light Co.
3.15%, 03/15/23	(Call 12/15/22)	$25	$24,929
3.65%, 08/15/25	(Call 05/15/25)	1,000	1,008,540
5.30%, 10/01/41	(Call 04/01/41)	1,545	1,665,108
Kentucky Utilities Co.
3.25%, 11/01/20	(Call 08/01/20)	325	335,634
3.30%, 10/01/25	(Call 07/01/25)	1,000	1,010,140
4.38%, 10/01/45	(Call 04/01/45)	1,800	1,893,132
5.13%, 11/01/40	(Call 05/01/40)	881	1,029,290
LG&E & KU Energy LLC
3.75%, 11/15/20	(Call 08/15/20)	1,100	1,143,318
4.38%, 10/01/21	(Call 07/01/21)	2,625	2,784,154
Louisville Gas & Electric Co.
4.38%, 10/01/45	(Call 04/01/45)	1,500	1,571,910
4.65%, 11/15/43	(Call 05/15/43)	25	27,160
Series 25
3.30%, 10/01/25	(Call 07/01/25)	1,100	1,112,738
MidAmerican Energy Co.
2.40%, 03/15/19	(Call 02/15/19)	250	253,083
3.10%, 05/01/27	(Call 02/01/27)	1,000	1,002,410
3.50%, 10/15/24	(Call 07/15/24)	3,025	3,135,201
3.70%, 09/15/23	(Call 06/15/23)	3,050	3,193,289
3.95%, 08/01/47	(Call 02/01/47)	825	831,864
4.25%, 05/01/46	(Call 11/01/45)	600	629,496
4.40%, 10/15/44	(Call 04/15/44)	275	295,523
4.80%, 09/15/43	(Call 03/15/43)	520	586,092
5.80%, 10/15/36		628	775,115
Midamerican Funding LLC
6.93%, 03/01/29		548	723,102
Mississippi Power Co. Series 12-A
4.25%, 03/15/42		2,325	2,040,327
Nevada Power Co.
5.45%, 05/15/41	(Call 11/15/40)	3,155	3,715,801
7.13%, 03/15/19		1,290	1,426,908
Series R
6.75%, 07/01/37		500	666,020
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17		1,000	1,000,823
1.65%, 09/01/18		678	676,617
2.30%, 04/01/19		1,275	1,286,194
2.40%, 09/15/19	(Call 08/15/19)	920	926,385
2.70%, 09/15/19	(Call 08/15/19)	2,000	2,031,560

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.63%, 06/15/23	(Call 03/15/23)	$250	$256,000
4.50%, 06/01/21	(Call 03/01/21)	8	8,570
6.00%, 03/01/19		500	538,075
Northern States Power Co./MN
2.15%, 08/15/22	(Call 02/15/22)	2,700	2,644,164
2.20%, 08/15/20	(Call 07/15/20)	490	491,818
2.60%, 05/15/23	(Call 11/15/22)	1,000	998,440
3.40%, 08/15/42	(Call 02/15/42)	100	93,196
3.60%, 05/15/46	(Call 11/15/45)	206	195,471
4.00%, 08/15/45	(Call 02/15/45)	670	677,316
4.13%, 05/15/44	(Call 11/15/43)	510	526,983
4.85%, 08/15/40	(Call 02/15/40)	65	72,849
5.35%, 11/01/39		265	319,723
6.25%, 06/01/36		835	1,090,009
NorthWestern Corp.
4.18%, 11/15/44	(Call 05/15/44)	1,730	1,716,143
NSTAR Electric Co.
2.38%, 10/15/22	(Call 07/15/22)	1,250	1,227,862
2.70%, 06/01/26	(Call 03/01/26)	1,000	957,430
3.25%, 11/15/25	(Call 08/15/25)	2,270	2,277,105
4.40%, 03/01/44	(Call 09/01/43)	1,350	1,439,937
5.50%, 03/15/40		100	120,373
Oglethorpe Power Corp.
4.20%, 12/01/42		150	142,859
4.25%, 04/01/46	(Call 10/01/45)	1,650	1,584,347
4.55%, 06/01/44		2,133	2,143,494
5.38%, 11/01/40		820	929,158
6.10%, 03/15/19		600	645,150
Ohio Edison Co.
6.88%, 07/15/36		565	726,771
8.25%, 10/15/38		900	1,285,155
Ohio Power Co.
6.05%, 05/01/18		250	261,922
Series G
6.60%, 02/15/33		30	37,395
Series M
5.38%, 10/01/21		458	511,581
Oklahoma Gas & Electric Co.
3.90%, 05/01/43	(Call 11/01/42)	60	57,336
4.00%, 12/15/44	(Call 06/15/44)	690	673,509
4.55%, 03/15/44	(Call 09/15/43)	500	526,240
5.25%, 05/15/41	(Call 11/15/40)	1,618	1,836,721

Security		Principal (000s)	Value
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19	(Call 05/01/19)	$7,485	$7,519,132
2.95%, 04/01/25	(Call 01/01/25)	100	99,085
3.75%, 04/01/45	(Call 10/01/44)	15	14,463
4.10%, 06/01/22	(Call 03/01/22)	525	560,301
4.55%, 12/01/41	(Call 06/01/41)	420	450,664
5.25%, 09/30/40		765	903,748
5.30%, 06/01/42	(Call 12/01/41)	1,453	1,734,025
6.80%, 09/01/18		300	322,065
7.00%, 09/01/22		3,448	4,194,906
7.00%, 05/01/32		200	273,658
7.25%, 01/15/33		545	760,052
7.50%, 09/01/38		1,144	1,652,702
Pacific Gas & Electric Co.
2.45%, 08/15/22	(Call 05/15/22)	125	123,370
2.95%, 03/01/26	(Call 12/01/25)	2,225	2,184,527
3.25%, 09/15/21	(Call 06/15/21)	1,250	1,281,088
3.40%, 08/15/24	(Call 05/15/24)	2,905	2,975,911
3.50%, 10/01/20	(Call 07/01/20)	4,100	4,257,891
3.50%, 06/15/25	(Call 03/15/25)	6,800	6,978,636
3.75%, 02/15/24	(Call 11/15/23)	1,450	1,518,861
3.85%, 11/15/23	(Call 08/15/23)	200	211,018
4.00%, 12/01/46	(Call 06/01/46)	1,500	1,500,585
4.25%, 05/15/21	(Call 02/15/21)	309	329,978
4.25%, 03/15/46	(Call 09/15/45)	6,000	6,143,100
4.30%, 03/15/45	(Call 09/15/44)	835	865,586
4.45%, 04/15/42	(Call 10/15/41)	55	58,286
4.50%, 12/15/41	(Call 06/15/41)	430	455,654
4.60%, 06/15/43	(Call 12/15/42)	1,585	1,711,198
4.75%, 02/15/44	(Call 08/15/43)	2,065	2,282,527
5.13%, 11/15/43	(Call 05/15/43)	950	1,102,570
5.40%, 01/15/40		450	534,879
5.63%, 11/30/17		292	301,046
5.80%, 03/01/37		1,900	2,354,138
6.05%, 03/01/34		4,268	5,386,515
6.25%, 03/01/39		25	32,562
6.35%, 02/15/38		355	462,419
8.25%, 10/15/18		1,600	1,760,000
PacifiCorp
2.95%, 02/01/22	(Call 11/01/21)	200	204,200
3.35%, 07/01/25	(Call 04/01/25)	1,845	1,872,730
3.60%, 04/01/24	(Call 01/01/24)	700	728,546
3.85%, 06/15/21	(Call 03/15/21)	1,100	1,165,813

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.10%, 02/01/42	(Call 08/01/41)	$615	$623,905
6.00%, 01/15/39		715	920,412
6.10%, 08/01/36		165	211,164
6.25%, 10/15/37		124	163,028
PECO Energy Co.
1.70%, 09/15/21	(Call 08/15/21)	2,000	1,949,020
2.38%, 09/15/22	(Call 06/15/22)	750	740,010
3.15%, 10/15/25	(Call 07/15/25)	6,400	6,446,080
4.15%, 10/01/44	(Call 04/01/44)	335	342,246
4.80%, 10/15/43	(Call 04/15/43)	1,000	1,116,080
5.95%, 10/01/36		450	562,279
Pennsylvania Electric Co.
6.15%, 10/01/38		100	116,551
Portland General Electric Co.
6.10%, 04/15/19		1,200	1,300,512
Potomac Electric Power Co.
3.60%, 03/15/24	(Call 12/15/23)	3,500	3,626,070
4.15%, 03/15/43	(Call 09/15/42)	1,000	1,028,160
7.90%, 12/15/38		525	788,083
PPL Capital Funding Inc.
1.90%, 06/01/18	(Call 05/01/18)	375	374,857
3.10%, 05/15/26	(Call 02/15/26)	1,000	965,450
3.40%, 06/01/23	(Call 03/01/23)	50	50,539
3.95%, 03/15/24	(Call 12/15/23)	308	321,287
4.20%, 06/15/22	(Call 03/15/22)	3,148	3,324,382
4.70%, 06/01/43	(Call 12/01/42)	225	230,510
5.00%, 03/15/44	(Call 09/15/43)	2,960	3,183,835
PPL Electric Utilities Corp.
3.00%, 09/15/21	(Call 06/15/21)	2,200	2,260,170
4.15%, 10/01/45	(Call 04/01/45)	1,050	1,086,719
5.20%, 07/15/41	(Call 01/15/41)	390	452,778
6.25%, 05/15/39		1,250	1,625,312
Progress Energy Inc.
3.15%, 04/01/22	(Call 01/01/22)	2,141	2,169,882
4.40%, 01/15/21	(Call 10/15/20)	2,050	2,174,988
4.88%, 12/01/19		400	427,844
6.00%, 12/01/39		2,375	2,883,440
7.05%, 03/15/19		950	1,043,204
7.75%, 03/01/31		25	34,931
PSEG Power LLC
3.00%, 06/15/21	(Call 05/15/21)	1,000	1,006,550
4.15%, 09/15/21	(Call 06/15/21)	1,525	1,592,039
4.30%, 11/15/23	(Call 08/15/23)	80	83,724

Security		Principal (000s)	Value
5.13%, 04/15/20		$50	$53,782
8.63%, 04/15/31		1,050	1,299,879
Public Service Co. of Colorado
2.25%, 09/15/22	(Call 03/15/22)	3,000	2,953,050
2.90%, 05/15/25	(Call 11/15/24)	4,100	4,058,631
3.20%, 11/15/20	(Call 05/15/20)	8	8,274
3.55%, 06/15/46	(Call 12/15/45)	3,606	3,330,502
3.60%, 09/15/42	(Call 03/15/42)	226	215,039
4.30%, 03/15/44	(Call 09/15/43)	2,730	2,872,069
4.75%, 08/15/41	(Call 02/15/41)	396	436,915
5.13%, 06/01/19		2,350	2,510,341
6.25%, 09/01/37		25	32,602
Public Service Co. of New Mexico
3.85%, 08/01/25	(Call 05/01/25)	2,075	2,085,873
Public Service Co. of Oklahoma
4.40%, 02/01/21		1,400	1,488,704
Public Service Electric & Gas Co.
1.90%, 03/15/21	(Call 02/15/21)	1,265	1,247,568
2.00%, 08/15/19	(Call 07/15/19)	1,000	1,002,810
2.25%, 09/15/26	(Call 06/15/26)	2,000	1,866,720
2.38%, 05/15/23	(Call 02/15/23)	1,350	1,320,165
3.05%, 11/15/24	(Call 08/15/24)	1,175	1,176,575
3.15%, 08/15/24	(Call 05/15/24)	1,320	1,337,899
3.65%, 09/01/42	(Call 03/01/42)	1,775	1,709,077
3.80%, 01/01/43	(Call 07/01/42)	70	68,781
3.80%, 03/01/46	(Call 09/01/45)	2,230	2,209,685
4.05%, 05/01/45	(Call 11/01/44)	1,130	1,144,385
4.15%, 11/01/45	(Call 05/01/45)	1,025	1,058,107
5.38%, 11/01/39		925	1,094,395
5.50%, 03/01/40		21	25,289
5.80%, 05/01/37		183	227,220
Series I
1.80%, 06/01/19	(Call 05/01/19)	190	190,378
4.00%, 06/01/44	(Call 12/01/43)[b]	1,270	1,275,969
Public Service Enterprise Group Inc.
2.00%, 11/15/21	(Call 10/15/21)	2,000	1,939,220
Puget Energy Inc.
3.65%, 05/15/25	(Call 02/15/25)	8,533	8,470,368
5.63%, 07/15/22	(Call 04/15/22)	450	498,906
6.00%, 09/01/21		400	447,544
Puget Sound Energy Inc.
4.30%, 05/20/45	(Call 11/20/44)	5	5,248
4.43%, 11/15/41	(Call 05/15/41)	1,650	1,729,480

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.76%, 10/01/39		$565	$689,955
5.76%, 07/15/40		200	245,360
5.80%, 03/15/40		465	565,673
6.27%, 03/15/37		500	625,100
7.02%, 12/01/27		65	84,532
San Diego Gas & Electric Co.
2.50%, 05/15/26	(Call 02/15/26)	1,500	1,437,465
3.95%, 11/15/41		2,125	2,115,523
4.30%, 04/01/42	(Call 10/01/41)	20	21,099
4.50%, 08/15/40		126	137,778
6.00%, 06/01/26		455	556,633
6.00%, 06/01/39		500	644,955
Series NNN
3.60%, 09/01/23	(Call 06/01/23)	1,000	1,046,330
SCANA Corp.
4.13%, 02/01/22	(Call 11/01/21)	40	41,294
4.75%, 05/15/21	(Call 02/15/21)	2,000	2,115,880
6.25%, 04/01/20		3,000	3,290,640
Sierra Pacific Power Co.
2.60%, 05/01/26	(Call 02/01/26)	3,920	3,766,375
South Carolina Electric & Gas Co.
4.10%, 06/15/46	(Call 12/15/45)	2,975	2,967,771
4.35%, 02/01/42	(Call 08/01/41)	1,074	1,103,062
4.50%, 06/01/64	(Call 12/01/63)	215	211,803
4.60%, 06/15/43	(Call 12/15/42)	320	341,011
5.10%, 06/01/65	(Call 12/01/64)	25	27,345
5.25%, 11/01/18		200	211,090
5.30%, 05/15/33		15	17,170
5.45%, 02/01/41	(Call 08/01/40)	515	601,932
6.05%, 01/15/38		1,250	1,557,325
6.50%, 11/01/18		50	53,787
Southern California Edison Co.
1.85%, 02/01/22		275	269,808
3.88%, 06/01/21	(Call 03/01/21)	2,400	2,544,096
4.05%, 03/15/42	(Call 09/15/41)	200	203,944
4.50%, 09/01/40	(Call 03/01/40)	440	476,265
4.65%, 10/01/43	(Call 04/01/43)	2,976	3,335,590
5.50%, 03/15/40		752	918,891
5.63%, 02/01/36		425	516,201
5.75%, 04/01/35		200	245,832
6.00%, 01/15/34		25	31,188
6.05%, 03/15/39		4,927	6,456,834
Series 05-E
5.35%, 07/15/35		850	1,000,127

Security		Principal (000s)	Value
Series 06-E
5.55%, 01/15/37		$315	$380,589
Series 08-A
5.95%, 02/01/38		375	477,769
Series 13-A
3.90%, 03/15/43	(Call 09/15/42)	265	263,317
Series C
3.60%, 02/01/45	(Call 08/01/44)	1,900	1,807,850
Southern Co. (The)
1.30%, 08/15/17		815	814,940
1.55%, 07/01/18		1,560	1,555,024
1.85%, 07/01/19		1,815	1,808,194
2.15%, 09/01/19	(Call 08/01/19)	2,450	2,452,842
2.35%, 07/01/21	(Call 06/01/21)	1,720	1,698,259
2.75%, 06/15/20	(Call 05/15/20)	6,745	6,823,714
2.95%, 07/01/23	(Call 05/01/23)	2,615	2,572,402
3.25%, 07/01/26	(Call 04/01/26)	4,890	4,755,182
4.25%, 07/01/36	(Call 01/01/36)	1,591	1,603,092
4.40%, 07/01/46	(Call 01/01/46)	2,095	2,083,352
Southern Power Co.
1.50%, 06/01/18		2,400	2,395,584
1.95%, 12/15/19		1,825	1,817,481
2.38%, 06/01/20	(Call 05/01/20)	520	519,600
2.50%, 12/15/21	(Call 11/15/21)	2,000	1,969,120
4.15%, 12/01/25	(Call 09/01/25)	2,700	2,817,234
5.15%, 09/15/41		1,675	1,718,751
Series F
4.95%, 12/15/46	(Call 06/15/46)	500	506,320
Southwestern Electric Power Co.
3.55%, 02/15/22	(Call 11/15/21)	840	867,166
3.90%, 04/01/45	(Call 10/01/44)	2,242	2,140,393
6.45%, 01/15/19		375	405,060
Series F
5.88%, 03/01/18		100	103,936
Series K
2.75%, 10/01/26	(Call 07/01/26)	1,500	1,424,235
Southwestern Public Service Co.
4.50%, 08/15/41	(Call 02/15/41)	500	541,710
6.00%, 10/01/36		75	90,826
System Energy Resources Inc.
4.10%, 04/01/23	(Call 01/01/23)	800	813,744
Tampa Electric Co.
2.60%, 09/15/22	(Call 06/15/22)	4,620	4,505,470
4.10%, 06/15/42	(Call 12/15/41)	341	333,832

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.20%, 05/15/45	(Call 11/15/44)	$25	$24,538
4.35%, 05/15/44	(Call 11/15/43)	1,710	1,727,356
6.10%, 05/15/18		150	157,664
6.15%, 05/15/37		14	17,321
TECO Finance Inc.
5.15%, 03/15/20		375	400,631
Toledo Edison Co. (The)
6.15%, 05/15/37		3,305	4,036,363
TransAlta Corp.
4.50%, 11/15/22	(Call 08/15/22)	1,700	1,704,250
6.50%, 03/15/40		125	115,781
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46	(Call 12/01/45)	1,225	1,187,197
Tucson Electric Power Co.
3.05%, 03/15/25	(Call 12/15/24)	75	71,260
5.15%, 11/15/21	(Call 08/15/21)	1,680	1,806,538
UIL Holdings Corp.
4.63%, 10/01/20		800	829,448
Union Electric Co.
3.50%, 04/15/24	(Call 01/15/24)	1,700	1,759,211
3.65%, 04/15/45	(Call 10/15/44)	200	191,834
3.90%, 09/15/42	(Call 03/15/42)	260	260,941
6.70%, 02/01/19		225	245,027
8.45%, 03/15/39		25	39,392
Virginia Electric & Power Co.
2.75%, 03/15/23	(Call 12/15/22)	100	99,268
2.95%, 01/15/22	(Call 10/15/21)	200	204,628
2.95%, 11/15/26	(Call 08/15/26)	185	181,169
3.10%, 05/15/25	(Call 02/15/25)	1,000	998,340
4.00%, 01/15/43	(Call 07/15/42)	240	239,698
4.00%, 11/15/46	(Call 05/15/46)	215	214,589
4.20%, 05/15/45	(Call 11/15/44)[b]	895	923,452
4.45%, 02/15/44	(Call 08/15/43)	411	438,837
5.40%, 04/30/18		4,250	4,431,093
6.35%, 11/30/37		650	841,789
8.88%, 11/15/38		2,337	3,820,130
Series A
3.15%, 01/15/26	(Call 10/15/25)	870	870,713
6.00%, 05/15/37		925	1,159,959
Series B
6.00%, 01/15/36		525	649,630
Series D
4.65%, 08/15/43	(Call 02/15/43)	2,955	3,238,532

Security		Principal (000s)	Value
WEC Energy Group Inc.
2.45%, 06/15/20	(Call 05/15/20)	$340	$340,870
3.55%, 06/15/25	(Call 03/15/25)	1,655	1,691,592
Westar Energy Inc.
2.55%, 07/01/26	(Call 04/01/26)	1,250	1,186,063
3.10%, 04/01/27		1,000	996,400
3.25%, 12/01/25	(Call 09/01/25)	1,375	1,379,276
4.10%, 04/01/43	(Call 10/01/42)	260	262,941
4.13%, 03/01/42	(Call 09/01/41)	582	591,073
4.25%, 12/01/45	(Call 06/01/45)	2,490	2,573,066
4.63%, 09/01/43	(Call 03/01/43)	400	429,808
Wisconsin Electric Power Co.
1.70%, 06/15/18	(Call 05/15/18)	1,650	1,653,399
2.95%, 09/15/21	(Call 06/15/21)	1,150	1,177,841
3.10%, 06/01/25	(Call 03/01/25)	1,995	1,986,262
3.65%, 12/15/42	(Call 06/15/42)	15	14,199
4.25%, 06/01/44	(Call 12/01/43)	480	492,883
4.30%, 12/15/45	(Call 06/15/45)	1,215	1,276,673
5.70%, 12/01/36		140	173,561
Wisconsin Power & Light Co.
4.10%, 10/15/44	(Call 04/15/44)	3,100	3,108,959
5.00%, 07/15/19		50	53,177
6.38%, 08/15/37		65	85,185
Wisconsin Public Service Corp.
1.65%, 12/04/18		2,090	2,089,603
3.67%, 12/01/42		93	88,860
4.75%, 11/01/44	(Call 05/01/44)	340	379,858
Xcel Energy Inc.
2.40%, 03/15/21	(Call 02/15/21)	2,150	2,146,969
2.60%, 03/15/22	(Call 02/15/22)	1,500	1,497,090
3.30%, 06/01/25	(Call 12/01/24)	700	705,684
3.35%, 12/01/26	(Call 06/01/26)	2,000	2,008,520
4.70%, 05/15/20	(Call 11/15/19)	200	212,254
4.80%, 09/15/41	(Call 03/15/41)	65	69,241
6.50%, 07/01/36		250	317,000

			791,394,153
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
3.15%, 06/01/25	(Call 03/01/25)	3,205	3,260,254
4.25%, 11/15/20		1,825	1,953,115
5.25%, 11/15/39		1,250	1,444,538
6.00%, 08/15/32		15	18,524
6.13%, 04/15/39		35	44,427

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Hubbell Inc.
3.35%, 03/01/26	(Call 12/01/25)	$1,400	$1,394,400
Legrand France SA
8.50%, 02/15/25		1,050	1,357,702

			9,472,960
ELECTRONICS — 0.16%
Agilent Technologies Inc.
3.05%, 09/22/26	(Call 06/22/26)	1,470	1,416,404
3.20%, 10/01/22	(Call 07/01/22)	350	350,773
3.88%, 07/15/23	(Call 04/15/23)	3,100	3,221,272
5.00%, 07/15/20		319	344,922
Amphenol Corp.
2.55%, 01/30/19	(Call 12/30/18)	675	682,999
3.13%, 09/15/21	(Call 08/15/21)	1,075	1,095,210
4.00%, 02/01/22	(Call 11/01/21)	400	420,588
Arrow Electronics Inc.
3.50%, 04/01/22	(Call 02/01/22)	2,250	2,257,290
4.00%, 04/01/25	(Call 01/01/25)	2,035	2,044,239
4.50%, 03/01/23	(Call 12/01/22)	950	980,523
5.13%, 03/01/21		1,300	1,383,733
Avnet Inc.
4.63%, 04/15/26	(Call 01/15/26)	900	911,565
4.88%, 12/01/22		3,150	3,317,391
5.88%, 06/15/20		200	217,760
Corning Inc.
2.90%, 05/15/22	(Call 03/15/22)	1,925	1,937,301
3.70%, 11/15/23	(Call 08/15/23)	175	180,430
4.70%, 03/15/37		150	150,466
4.75%, 03/15/42		2,500	2,509,625
5.75%, 08/15/40		2,114	2,377,764
6.63%, 05/15/19		1,000	1,099,360
Flex Ltd.
4.63%, 02/15/20		3,695	3,887,029
4.75%, 06/15/25	(Call 03/15/25)	1,050	1,108,412
5.00%, 02/15/23		150	160,169
FLIR Systems Inc.
3.13%, 06/15/21	(Call 05/15/21)	1,150	1,156,325
Fortive Corp.
1.80%, 06/15/19[e]		1,460	1,449,941
2.35%, 06/15/21	(Call 05/15/21)[e]	1,290	1,277,951
3.15%, 06/15/26	(Call 03/15/26)[e]	4,900	4,870,404
4.30%, 06/15/46	(Call 12/15/45)[e]	1,185	1,183,341

Security		Principal (000s)	Value
Honeywell International Inc.
1.85%, 11/01/21	(Call 10/01/21)	$1,550	$1,521,697
2.50%, 11/01/26	(Call 08/01/26)	1,000	953,900
4.25%, 03/01/21		2,600	2,810,418
5.38%, 03/01/41		362	443,135
5.70%, 03/15/36		25	30,733
5.70%, 03/15/37		685	846,331
Jabil Circuit Inc.
4.70%, 09/15/22		315	327,994
5.63%, 12/15/20		1,450	1,564,187
Keysight Technologies Inc.
3.30%, 10/30/19	(Call 09/30/19)	25	25,278
4.55%, 10/30/24	(Call 07/30/24)	2,060	2,066,221
Koninklijke Philips NV
3.75%, 03/15/22		4,300	4,484,986
5.00%, 03/15/42		2,503	2,651,829
PerkinElmer Inc.
5.00%, 11/15/21	(Call 08/15/21)	2,650	2,874,190
Tech Data Corp.
3.70%, 02/15/22	(Call 01/15/22)	750	750,735
4.95%, 02/15/27	(Call 11/16/26)	630	636,168
Trimble Inc.
4.75%, 12/01/24	(Call 09/01/24)	600	624,882
Tyco Electronics Group SA
2.35%, 08/01/19	(Call 07/01/19)	555	557,914
2.38%, 12/17/18	(Call 11/17/18)	470	473,577
3.45%, 08/01/24	(Call 05/01/24)	425	428,884
3.70%, 02/15/26	(Call 11/15/25)	675	692,894
4.88%, 01/15/21		65	70,124
6.55%, 10/01/17		2,800	2,880,898
7.13%, 10/01/37		25	32,965

			69,743,127
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22		3,365	3,406,019
4.38%, 05/08/42		1,115	1,185,435
Fluor Corp.
3.38%, 09/15/21		1,400	1,441,132
3.50%, 12/15/24	(Call 09/15/24)	1,765	1,805,471

			7,838,057
ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
2.90%, 07/01/26	(Call 04/01/26)	1,455	1,407,727

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.20%, 03/15/25	(Call 12/15/24)	$2,200	$2,200,000
3.55%, 06/01/22	(Call 03/01/22)	1,888	1,967,447
3.80%, 05/15/18		500	512,015
4.75%, 05/15/23	(Call 02/15/23)	1,900	2,095,301
5.00%, 03/01/20		350	378,441
5.25%, 11/15/21		598	667,882
5.50%, 09/15/19		1,600	1,735,968
Waste Management Holdings Inc.
7.10%, 08/01/26		200	256,970
Waste Management Inc.
2.90%, 09/15/22	(Call 06/15/22)	700	713,181
3.13%, 03/01/25	(Call 12/01/24)	1,735	1,747,058
3.50%, 05/15/24	(Call 02/15/24)	3,450	3,569,853
3.90%, 03/01/35	(Call 09/01/34)	1,125	1,136,115
4.10%, 03/01/45	(Call 09/01/44)	2,423	2,461,308
4.75%, 06/30/20		508	548,102
6.10%, 03/15/18		1,300	1,360,125
6.13%, 11/30/39		250	319,210

			23,076,703
FOOD — 0.45%
Ahold Finance USA LLC
6.88%, 05/01/29		310	387,147
Campbell Soup Co.
3.30%, 03/19/25	(Call 12/19/24)	1,540	1,557,294
3.80%, 08/02/42		165	151,442
4.25%, 04/15/21		2,425	2,585,147
Conagra Brands Inc.
3.20%, 01/25/23	(Call 10/25/22)	760	763,944
3.25%, 09/15/22		4,263	4,293,864
7.00%, 10/01/28		515	638,528
7.13%, 10/01/26		349	429,305
8.25%, 09/15/30		60	81,248
Delhaize America LLC
9.00%, 04/15/31		15	21,597
Flowers Foods Inc.
3.50%, 10/01/26	(Call 07/01/26)	1,050	1,019,529
4.38%, 04/01/22	(Call 01/01/22)	250	265,150
General Mills Inc.
1.40%, 10/20/17		1,012	1,012,862
3.15%, 12/15/21	(Call 09/15/21)	605	621,746
3.20%, 02/10/27	(Call 11/10/26)	1,250	1,235,425
3.65%, 02/15/24	(Call 11/15/23)	2,250	2,343,172
4.15%, 02/15/43	(Call 08/15/42)	345	337,079

Security		Principal (000s)	Value
5.40%, 06/15/40		$3,180	$3,638,810
5.65%, 02/15/19		2,170	2,328,583
Hershey Co. (The)
2.30%, 08/15/26	(Call 05/15/26)	1,565	1,476,296
4.13%, 12/01/20		1,510	1,617,814
Hillshire Brands Co. (The)
4.10%, 09/15/20		500	524,310
Ingredion Inc.
3.20%, 10/01/26	(Call 07/01/26)	1,710	1,684,162
4.63%, 11/01/20		1,500	1,605,375
JM Smucker Co. (The)
1.75%, 03/15/18		805	807,020
2.50%, 03/15/20		2,265	2,292,995
3.50%, 03/15/25		4,085	4,154,894
4.25%, 03/15/35		1,695	1,731,053
4.38%, 03/15/45		524	529,350
Kellogg Co.
2.65%, 12/01/23		2,000	1,959,460
3.25%, 05/21/18		1,800	1,834,236
3.25%, 04/01/26		625	614,400
4.00%, 12/15/20		1,500	1,584,780
4.15%, 11/15/19		350	368,270
4.50%, 04/01/46		710	705,520
Series B
7.45%, 04/01/31		2,900	3,785,979
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40		115	131,214
Kraft Heinz Foods Co.
2.80%, 07/02/20	(Call 06/02/20)	970	980,825
3.00%, 06/01/26	(Call 03/01/26)	3,358	3,164,814
3.50%, 06/06/22		11,343	11,599,125
3.50%, 07/15/22	(Call 05/15/22)	3,341	3,416,339
3.95%, 07/15/25	(Call 04/15/25)	4,470	4,549,968
4.38%, 06/01/46	(Call 12/01/45)	3,170	2,993,146
5.00%, 07/15/35	(Call 01/15/35)	6,705	7,047,022
5.00%, 06/04/42		3,939	4,036,293
5.20%, 07/15/45	(Call 01/15/45)	3,864	4,077,061
5.38%, 02/10/20		3,050	3,309,250
6.13%, 08/23/18		2,200	2,335,146
6.50%, 02/09/40		2,220	2,710,443
6.88%, 01/26/39		4,780	6,034,272
Kroger Co. (The)
1.50%, 09/30/19		1,000	986,590
2.30%, 01/15/19	(Call 12/15/18)	2,318	2,336,080

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
2.60%, 02/01/21	(Call 01/01/21)[b]	$1,935	$1,935,194
2.65%, 10/15/26	(Call 07/15/26)	2,000	1,859,380
2.95%, 11/01/21	(Call 10/01/21)	2,736	2,760,323
3.30%, 01/15/21	(Call 12/15/20)	400	411,008
3.85%, 08/01/23	(Call 05/01/23)	2,040	2,122,233
3.88%, 10/15/46	(Call 04/15/46)	1,100	1,007,985
4.00%, 02/01/24	(Call 11/01/23)	3,080	3,220,048
4.45%, 02/01/47	(Call 08/01/46)	500	496,430
5.00%, 04/15/42	(Call 10/15/41)	400	425,064
5.15%, 08/01/43	(Call 02/01/43)	35	38,179
5.40%, 07/15/40	(Call 01/15/40)	3,265	3,635,545
6.15%, 01/15/20		300	331,926
6.90%, 04/15/38		2,008	2,643,251
7.50%, 04/01/31		685	930,538
8.00%, 09/15/29		260	356,252
Series B
7.70%, 06/01/29		1,250	1,677,850
McCormick & Co. Inc./MD
3.25%, 11/15/25	(Call 08/15/25)	2,300	2,297,700
3.50%, 09/01/23	(Call 06/01/23)	50	51,657
3.90%, 07/15/21	(Call 04/15/21)	2,000	2,108,160
Mondelez International Inc.
6.50%, 08/11/17		3,533	3,608,027
Sysco Corp.
1.90%, 04/01/19		2,630	2,635,260
2.50%, 07/15/21	(Call 06/15/21)	913	912,306
2.60%, 10/01/20	(Call 09/01/20)	1,075	1,086,105
2.60%, 06/12/22		1,825	1,808,958
3.30%, 07/15/26	(Call 04/15/26)	1,235	1,214,499
3.75%, 10/01/25	(Call 07/01/25)	1,520	1,551,707
4.50%, 04/01/46	(Call 10/01/45)	310	313,736
4.85%, 10/01/45	(Call 04/01/45)	1,785	1,897,616
5.38%, 09/21/35		1,900	2,127,430
6.63%, 03/17/39		1,543	1,965,782
Tyson Foods Inc.
2.65%, 08/15/19	(Call 07/15/19)	5,445	5,513,063
3.95%, 08/15/24	(Call 05/15/24)	1,956	1,997,565
4.50%, 06/15/22	(Call 03/15/22)	4,143	4,427,831
4.88%, 08/15/34	(Call 02/15/34)	2,300	2,374,750
5.15%, 08/15/44	(Call 02/15/44)	275	290,813
Unilever Capital Corp.
0.85%, 08/02/17		500	499,540
1.38%, 07/28/21		1,830	1,758,246

Security		Principal (000s)	Value
2.00%, 07/28/26		$2,800	$2,555,196
2.20%, 03/06/19		1,100	1,110,967
3.10%, 07/30/25		4,365	4,363,341
4.25%, 02/10/21		1,800	1,935,756
4.80%, 02/15/19		2,253	2,389,780
5.90%, 11/15/32		1,125	1,446,255

			188,788,626
FOREST PRODUCTS & PAPER — 0.07%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	(Call 10/11/21)	625	655,175
Domtar Corp.
4.40%, 04/01/22	(Call 01/01/22)	1,150	1,202,221
6.75%, 02/15/44	(Call 08/15/43)	415	441,797
Fibria Overseas Finance Ltd.
5.25%, 05/12/24		1,065	1,091,625
Georgia-Pacific LLC
7.38%, 12/01/25		750	958,357
7.75%, 11/15/29		775	1,054,039
8.88%, 05/15/31		1,050	1,593,343
International Paper Co.
3.00%, 02/15/27	(Call 11/15/26)	2,900	2,745,459
3.65%, 06/15/24	(Call 03/15/24)	3,305	3,374,967
3.80%, 01/15/26	(Call 10/15/25)	1,875	1,909,200
4.40%, 08/15/47	(Call 02/15/47)	1,915	1,854,850
4.75%, 02/15/22	(Call 11/15/21)	313	340,078
4.80%, 06/15/44	(Call 12/15/43)	414	422,632
5.00%, 09/15/35	(Call 03/15/35)	25	26,806
5.15%, 05/15/46	(Call 11/15/45)	2,350	2,513,912
6.00%, 11/15/41	(Call 05/15/41)	1,625	1,884,269
7.30%, 11/15/39		2,637	3,462,354
7.95%, 06/15/18		2,916	3,135,721
8.70%, 06/15/38		720	1,042,121

			29,708,926
GAS — 0.18%
Atmos Energy Corp.
4.13%, 10/15/44	(Call 04/15/44)	150	152,141
4.15%, 01/15/43	(Call 07/15/42)	1,775	1,817,600
5.50%, 06/15/41	(Call 12/15/40)	2,175	2,587,771
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	(Call 10/15/20)	3,015	3,188,272
5.85%, 01/15/41	(Call 07/15/40)	608	719,756
6.00%, 05/15/18		1,220	1,268,763
6.63%, 11/01/37		345	424,298

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Dominion Gas Holdings LLC
2.50%, 12/15/19	(Call 11/15/19)	$325	$328,712
2.80%, 11/15/20	(Call 10/15/20)	3,240	3,285,101
3.55%, 11/01/23	(Call 08/01/23)	1,525	1,553,639
4.60%, 12/15/44	(Call 06/15/44)	300	307,950
4.80%, 11/01/43	(Call 05/01/43)	3,435	3,627,223
KeySpan Corp.
5.80%, 04/01/35		845	958,416
8.00%, 11/15/30		425	565,696
National Fuel Gas Co.
3.75%, 03/01/23	(Call 12/01/22)	3,450	3,419,295
4.90%, 12/01/21	(Call 09/01/21)	700	742,840
5.20%, 07/15/25	(Call 04/15/25)	1,050	1,105,251
NiSource Finance Corp.
3.85%, 02/15/23	(Call 11/15/22)	130	133,623
4.80%, 02/15/44	(Call 08/15/43)	515	551,127
5.25%, 02/15/43	(Call 08/15/42)	325	365,853
5.45%, 09/15/20		3,263	3,577,227
5.65%, 02/01/45	(Call 08/01/44)	827	998,900
5.80%, 02/01/42	(Call 08/01/41)	2,100	2,474,451
5.95%, 06/15/41	(Call 12/15/40)	1,905	2,297,411
6.13%, 03/01/22		525	601,739
6.25%, 12/15/40		500	617,345
6.40%, 03/15/18		240	251,129
ONE Gas Inc.
2.07%, 02/01/19	(Call 01/01/19)	825	828,176
3.61%, 02/01/24	(Call 11/01/23)	483	493,129
4.66%, 02/01/44	(Call 08/01/43)	446	481,332
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46	(Call 05/01/46)	1,400	1,263,430
4.10%, 09/18/34	(Call 03/18/34)	910	908,508
4.65%, 08/01/43	(Call 02/01/43)	695	720,242
Sempra Energy
1.63%, 10/07/19		585	578,670
2.40%, 03/15/20	(Call 02/15/20)	1,080	1,083,370
2.85%, 11/15/20	(Call 10/15/20)	2,950	2,993,424
2.88%, 10/01/22	(Call 07/01/22)	150	149,504
3.55%, 06/15/24	(Call 03/15/24)	200	203,514
3.75%, 11/15/25	(Call 08/15/25)	2,400	2,446,464
4.05%, 12/01/23	(Call 09/01/23)	265	278,594
6.00%, 10/15/39		1,570	1,923,486
6.15%, 06/15/18		650	686,550
Southern California Gas Co.
1.55%, 06/15/18		750	749,212

Security		Principal (000s)	Value
2.60%, 06/15/26	(Call 03/15/26)	$2,450	$2,374,418
3.15%, 09/15/24	(Call 06/15/24)	3,475	3,550,477
3.20%, 06/15/25	(Call 03/15/25)	400	406,824
4.45%, 03/15/44	(Call 09/15/43)	1,740	1,860,286
5.13%, 11/15/40		1,800	2,103,714
Series KK
5.75%, 11/15/35		50	60,849
Southern Co. Gas Capital Corp.
2.45%, 10/01/23	(Call 08/01/23)	1,000	960,340
3.25%, 06/15/26	(Call 03/15/26)	1,000	978,340
3.50%, 09/15/21	(Call 06/15/21)	775	794,855
3.95%, 10/01/46	(Call 04/01/46)	1,600	1,510,592
4.40%, 06/01/43	(Call 12/01/42)	830	830,257
5.25%, 08/15/19		1,000	1,069,210
5.88%, 03/15/41	(Call 09/15/40)	2,995	3,588,010
6.00%, 10/01/34		15	17,486
Southwest Gas Corp.
3.80%, 09/29/46	(Call 03/29/46)	780	737,022
Washington Gas Light Co. Series K
3.80%, 09/15/46	(Call 03/15/46)	450	425,475

			74,977,289
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19	(Call 10/01/19)	4,905	4,920,353
3.88%, 02/15/22	(Call 11/15/21)	600	599,742
Snap-On Inc.
3.25%, 03/01/27	(Call 12/01/26)	100	101,469
Stanley Black & Decker Inc.
1.62%, 11/17/18		630	628,236
3.40%, 12/01/21	(Call 09/01/21)	950	983,449
5.20%, 09/01/40		1,685	1,858,033

			9,091,282
HEALTH CARE – PRODUCTS — 0.47%
Abbott Laboratories
2.00%, 03/15/20		1,600	1,584,256
2.35%, 11/22/19		3,350	3,367,119
2.55%, 03/15/22		2,330	2,291,159
2.90%, 11/30/21	(Call 10/30/21)	5,750	5,776,507
2.95%, 03/15/25	(Call 12/15/24)	2,315	2,211,195
3.40%, 11/30/23	(Call 09/30/23)	3,250	3,267,777
3.75%, 11/30/26	(Call 08/30/26)	3,675	3,680,292
4.13%, 05/27/20		1,700	1,789,063

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.75%, 11/30/36	(Call 05/30/36)	$5,450	$5,615,789
4.90%, 11/30/46	(Call 05/30/46)	2,900	3,010,026
5.13%, 04/01/19		2,310	2,448,877
5.30%, 05/27/40		1,495	1,595,180
6.00%, 04/01/39		1,545	1,806,260
6.15%, 11/30/37		1,100	1,315,897
Baxter International Inc.
1.70%, 08/15/21	(Call 07/15/21)	1,045	1,008,655
2.60%, 08/15/26	(Call 05/15/26)	2,690	2,517,114
3.50%, 08/15/46	(Call 02/15/46)	2,065	1,796,653
6.25%, 12/01/37		500	627,790
Becton Dickinson and Co.
1.80%, 12/15/17		628	629,396
2.68%, 12/15/19		465	472,077
3.13%, 11/08/21		1,550	1,585,991
3.25%, 11/12/20		1,796	1,848,623
3.73%, 12/15/24	(Call 09/15/24)	1,758	1,815,522
4.69%, 12/15/44	(Call 06/15/44)	3,170	3,366,191
4.88%, 05/15/44	(Call 11/15/43)	460	487,743
5.00%, 11/12/40		3,687	4,016,065
6.00%, 05/15/39		525	622,744
6.38%, 08/01/19		1,500	1,649,145
Boston Scientific Corp.
2.65%, 10/01/18		2,700	2,730,024
2.85%, 05/15/20		1,615	1,637,416
3.85%, 05/15/25		3,200	3,260,928
4.13%, 10/01/23	(Call 07/01/23)	775	811,696
6.00%, 01/15/20		2,225	2,445,297
7.38%, 01/15/40		1,240	1,560,862
Covidien International Finance SA
3.20%, 06/15/22	(Call 03/15/22)	4,511	4,623,865
4.20%, 06/15/20		650	690,846
6.00%, 10/15/17		2,285	2,351,064
CR Bard Inc.
3.00%, 05/15/26	(Call 02/15/26)	100	96,805
4.40%, 01/15/21	(Call 10/15/20)	629	674,747
Danaher Corp.
1.65%, 09/15/18		475	475,342
2.40%, 09/15/20	(Call 08/15/20)	100	101,061
4.38%, 09/15/45	(Call 03/15/45)	2,530	2,712,944
DENTSPLY International Inc.
4.13%, 08/15/21	(Call 05/15/21)	1,500	1,557,690
Edwards Lifesciences Corp.
2.88%, 10/15/18		1,600	1,622,144

Security		Principal (000s)	Value
Life Technologies Corp.
5.00%, 01/15/21	(Call 10/15/20)	$2,967	$3,175,491
6.00%, 03/01/20		2,956	3,242,023
Medtronic Inc.
1.50%, 03/15/18		5,000	5,008,150
2.50%, 03/15/20		725	735,810
2.75%, 04/01/23	(Call 01/01/23)	1,299	1,294,168
3.13%, 03/15/22	(Call 12/15/21)	532	545,529
3.15%, 03/15/22		3,475	3,578,346
3.50%, 03/15/25		17,700	18,170,289
3.63%, 03/15/24	(Call 12/15/23)	1,825	1,907,472
4.13%, 03/15/21	(Call 12/15/20)	1,800	1,918,152
4.38%, 03/15/35		4,426	4,691,782
4.50%, 03/15/42	(Call 09/15/41)	3,750	3,955,237
4.63%, 03/15/44	(Call 09/15/43)	2,501	2,698,129
4.63%, 03/15/45		6,960	7,533,017
5.55%, 03/15/40		540	640,202
6.50%, 03/15/39		693	909,098
St. Jude Medical LLC
2.00%, 09/15/18		1,875	1,878,319
2.80%, 09/15/20	(Call 08/15/20)	2,105	2,117,819
3.25%, 04/15/23	(Call 01/15/23)	165	163,701
3.88%, 09/15/25	(Call 06/15/25)	820	828,446
4.75%, 04/15/43	(Call 10/15/42)	1,987	1,965,322
Stryker Corp.
1.30%, 04/01/18		3,755	3,747,340
2.00%, 03/08/19		100	100,413
2.63%, 03/15/21	(Call 02/15/21)	3,855	3,880,790
3.38%, 05/15/24	(Call 02/15/24)	2,050	2,083,354
3.38%, 11/01/25	(Call 08/01/25)	1,320	1,330,415
3.50%, 03/15/26	(Call 12/15/25)	1,235	1,252,068
4.10%, 04/01/43	(Call 10/01/42)	1,150	1,107,439
4.38%, 01/15/20		370	392,910
4.38%, 05/15/44	(Call 11/15/43)	1,050	1,056,710
4.63%, 03/15/46	(Call 09/15/45)	1,081	1,135,309
Thermo Fisher Scientific Inc.
2.40%, 02/01/19		2,135	2,155,026
2.95%, 09/19/26	(Call 06/19/26)	2,020	1,936,756
3.00%, 04/15/23	(Call 02/15/23)	305	302,185
3.15%, 01/15/23	(Call 10/15/22)	1,125	1,129,061
3.60%, 08/15/21	(Call 05/15/21)	2,600	2,695,680
3.65%, 12/15/25	(Call 09/15/25)	1,675	1,700,175
4.15%, 02/01/24	(Call 11/01/23)	1,517	1,598,205

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.50%, 03/01/21		$2,845	$3,037,919
4.70%, 05/01/20		200	214,136
5.30%, 02/01/44	(Call 08/01/43)	3,240	3,684,042
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18		500	500,860
2.70%, 04/01/20	(Call 03/01/20)	4,300	4,327,434
3.38%, 11/30/21	(Call 08/30/21)	825	835,758
3.55%, 04/01/25	(Call 01/01/25)	2,350	2,328,662
4.25%, 08/15/35	(Call 02/15/35)	1,158	1,100,285
5.75%, 11/30/39		50	56,920

			200,202,191
HEALTH CARE – SERVICES — 0.50%
Aetna Inc.
1.50%, 11/15/17	(Call 10/15/17)	1,148	1,149,256
1.90%, 06/07/19		1,055	1,065,476
2.20%, 03/15/19	(Call 02/15/19)	2,400	2,417,496
2.40%, 06/15/21	(Call 03/16/17)	750	757,493
2.75%, 11/15/22	(Call 08/15/22)	1,815	1,813,076
2.80%, 06/15/23	(Call 04/15/23)	1,085	1,078,165
3.20%, 06/15/26	(Call 03/16/17)	3,960	4,000,392
3.50%, 11/15/24	(Call 08/15/24)	4,385	4,499,668
3.95%, 09/01/20		3,800	4,062,694
4.13%, 06/01/21	(Call 03/01/21)	1,800	1,909,134
4.13%, 11/15/42	(Call 05/15/42)	50	49,140
4.25%, 06/15/36	(Call 03/16/17)	5,705	5,765,815
4.38%, 06/15/46	(Call 03/16/17)	7,000	7,076,300
4.50%, 05/15/42	(Call 11/15/41)	1,150	1,192,009
4.75%, 03/15/44	(Call 09/15/43)	1,125	1,213,864
6.63%, 06/15/36		2,251	2,926,458
6.75%, 12/15/37		55	72,995
Anthem Inc.
2.25%, 08/15/19		3,995	4,011,939
2.30%, 07/15/18		750	755,002
3.13%, 05/15/22		4,890	4,916,896
3.30%, 01/15/23		5,575	5,620,548
3.50%, 08/15/24	(Call 05/15/24)	1,375	1,381,765
3.70%, 08/15/21	(Call 05/15/21)	400	414,140
4.35%, 08/15/20		1,400	1,482,194
4.63%, 05/15/42		2,770	2,847,615
4.65%, 01/15/43		311	321,487
4.65%, 08/15/44	(Call 02/15/44)	2,290	2,371,799
4.85%, 08/15/54	(Call 02/15/54)	1,300	1,353,417
5.10%, 01/15/44		575	630,528

Security		Principal (000s)	Value
5.85%, 01/15/36		$1,605	$1,861,062
6.38%, 06/15/37		1,674	2,059,237
7.00%, 02/15/19		1,600	1,748,128
Ascension Health
4.85%, 11/15/53		4,080	4,476,249
Baptist Health South Florida Inc. Series 2017
4.34%, 11/15/41		1,500	1,516,155
Catholic Health Initiatives
2.95%, 11/01/22		1,000	972,860
4.35%, 11/01/42		2,750	2,468,565
Children’s Hospital Corp. (The) Series 2017
4.12%, 01/01/47	(Call 07/01/46)	1,500	1,530,345
Cigna Corp.
3.25%, 04/15/25	(Call 01/15/25)	2,900	2,876,655
4.38%, 12/15/20	(Call 09/15/20)	2,200	2,342,208
4.50%, 03/15/21	(Call 12/15/20)	3,850	4,110,222
5.38%, 02/15/42	(Call 08/15/41)	1,275	1,469,488
5.88%, 03/15/41	(Call 09/15/40)	1,999	2,394,882
6.15%, 11/15/36		25	29,949
7.88%, 05/15/27		25	33,255
Coventry Health Care Inc.
5.45%, 06/15/21	(Call 03/15/21)	1,900	2,105,352
Dignity Health
2.64%, 11/01/19		400	402,320
5.27%, 11/01/64		580	577,199
Howard Hughes Medical Institute
3.50%, 09/01/23		5,186	5,441,203
Humana Inc.
2.63%, 10/01/19		215	217,096
3.15%, 12/01/22	(Call 09/01/22)	355	357,538
3.85%, 10/01/24	(Call 07/01/24)	1,850	1,891,125
4.63%, 12/01/42	(Call 06/01/42)	4,285	4,368,686
4.95%, 10/01/44	(Call 04/01/44)	1,670	1,783,543
7.20%, 06/15/18		2,100	2,241,057
8.15%, 06/15/38		30	42,149
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46		310	305,297
Kaiser Foundation Hospitals
3.50%, 04/01/22		600	620,052
4.88%, 04/01/42		86	96,986

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Laboratory Corp. of America Holdings
2.20%, 08/23/17		$28	$28,093
2.63%, 02/01/20		260	260,910
3.60%, 02/01/25	(Call 11/01/24)	850	837,896
3.75%, 08/23/22	(Call 05/23/22)	600	617,310
4.00%, 11/01/23	(Call 08/01/23)	500	511,195
4.63%, 11/15/20	(Call 08/15/20)	2,600	2,763,514
4.70%, 02/01/45	(Call 08/01/44)	3,445	3,383,266
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55		60	59,703
New York and Presbyterian Hospital (The)
4.02%, 08/01/45		2,500	2,457,900
4.06%, 08/01/56		250	235,625
Northwell Healthcare Inc.
6.15%, 11/01/43		2,000	2,468,840
Ochsner Clinic Foundation
5.90%, 05/15/45	(Call 11/15/44)	25	29,390
Premier Health Partners Series G
2.91%, 11/15/26	(Call 05/15/26)	1,555	1,438,966
Quest Diagnostics Inc.
2.70%, 04/01/19		3,500	3,544,030
3.50%, 03/30/25	(Call 12/30/24)	25	24,979
4.25%, 04/01/24	(Call 01/01/24)	2,750	2,889,645
4.70%, 04/01/21		2,125	2,293,449
4.70%, 03/30/45	(Call 09/30/44)	440	443,384
RWJ Barnabas Health Inc.
3.95%, 07/01/46	(Call 07/01/45)	600	563,034
Texas Health Resources
4.33%, 11/15/55		25	25,546
UnitedHealth Group Inc.
1.40%, 10/15/17		141	141,110
1.63%, 03/15/19		250	249,265
1.70%, 02/15/19		1,815	1,815,744
1.90%, 07/16/18		1,069	1,073,714
2.13%, 03/15/21		6,595	6,538,943
2.30%, 12/15/19		4,960	5,009,848
2.70%, 07/15/20		1,223	1,246,494
2.75%, 02/15/23	(Call 11/15/22)	3,130	3,127,684
2.88%, 12/15/21		1,000	1,018,210

Security		Principal (000s)	Value
2.88%, 03/15/22	(Call 12/15/21)	$1,146	$1,167,052
2.88%, 03/15/23		3,000	3,024,150
3.10%, 03/15/26		6,000	5,968,920
3.35%, 07/15/22		1,600	1,664,064
3.45%, 01/15/27		825	844,503
3.75%, 07/15/25		9,968	10,425,731
3.88%, 10/15/20	(Call 07/15/20)	250	264,048
3.95%, 10/15/42	(Call 04/15/42)	1,400	1,386,406
4.20%, 01/15/47	(Call 07/15/46)	1,650	1,704,450
4.25%, 03/15/43	(Call 09/15/42)	1,965	2,027,684
4.38%, 03/15/42	(Call 09/15/41)	55	57,468
4.63%, 07/15/35		490	541,293
4.63%, 11/15/41	(Call 05/15/41)	2,236	2,417,988
4.75%, 07/15/45		3,603	4,053,015
5.70%, 10/15/40	(Call 04/15/40)	1,025	1,258,434
5.80%, 03/15/36		515	635,108
5.95%, 02/15/41	(Call 08/15/40)	1,075	1,374,301
6.50%, 06/15/37		1,481	1,971,685
6.63%, 11/15/37		825	1,112,100
6.88%, 02/15/38		3,936	5,433,648

			209,925,359
HOLDING COMPANIES – DIVERSIFIED — 0.03%
Ares Capital Corp.
3.63%, 01/19/22	(Call 12/19/21)	1,075	1,064,110
3.88%, 01/15/20	(Call 12/15/19)	1,500	1,529,130
4.88%, 11/30/18		500	522,170
FS Investment Corp.
4.00%, 07/15/19		250	252,570
4.75%, 05/15/22	(Call 04/15/22)	2,000	2,052,840
Leucadia National Corp.
5.50%, 10/18/23	(Call 01/18/23)	2,475	2,635,875
6.63%, 10/23/43	(Call 07/23/43)	2,010	1,987,388
Prospect Capital Corp.
5.00%, 07/15/19		1,550	1,592,625
5.88%, 03/15/23		1,550	1,592,625

			13,229,333
HOME BUILDERS — 0.02%
DR Horton Inc.
3.75%, 03/01/19	(Call 12/01/18)	2,500	2,566,950
5.75%, 08/15/23	(Call 05/15/23)	2,500	2,801,375
NVR Inc.
3.95%, 09/15/22	(Call 06/15/22)	900	930,951

			6,299,276

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24	(Call 08/15/24)	$2,000	$2,025,560
Whirlpool Corp.
3.70%, 03/01/23		1,850	1,901,264
3.70%, 05/01/25		1,100	1,121,307
4.50%, 06/01/46	(Call 12/01/45)	1,140	1,147,250
4.70%, 06/01/22		500	543,805
4.85%, 06/15/21		1,960	2,122,327

			8,861,513
HOUSEHOLD PRODUCTS & WARES — 0.06%
Avery Dennison Corp.
3.35%, 04/15/23	(Call 01/15/23)	2,250	2,244,060
Church & Dwight Co. Inc.
2.45%, 12/15/19	(Call 11/15/19)	500	504,500
2.88%, 10/01/22		1,000	993,160
Clorox Co. (The)
3.50%, 12/15/24	(Call 09/15/24)	1,100	1,129,106
3.80%, 11/15/21		1,800	1,898,352
5.95%, 10/15/17		50	51,384
Kimberly-Clark Corp.
1.40%, 02/15/19		672	669,944
1.85%, 03/01/20		565	564,175
1.90%, 05/22/19		3,695	3,714,288
2.15%, 08/15/20		810	811,887
2.65%, 03/01/25		1,923	1,875,867
2.75%, 02/15/26		910	893,411
3.05%, 08/15/25		2,100	2,110,164
3.20%, 07/30/46	(Call 01/30/46)	1,910	1,694,858
3.70%, 06/01/43		50	48,103
3.88%, 03/01/21		750	795,270
5.30%, 03/01/41		1,000	1,209,410
6.63%, 08/01/37		160	220,408
7.50%, 11/01/18		3,228	3,537,339

			24,965,686
HOUSEWARES — 0.06%
Newell Brands Inc.
2.15%, 10/15/18		1,980	1,991,207
2.60%, 03/29/19		685	695,206
2.88%, 12/01/19	(Call 11/01/19)	420	427,001
3.15%, 04/01/21	(Call 03/01/21)	387	394,701
3.85%, 04/01/23	(Call 02/01/23)	1,649	1,717,912
3.90%, 11/01/25	(Call 08/01/25)	850	868,224

Security		Principal (000s)	Value
4.00%, 06/15/22	(Call 03/15/22)	$2,850	$2,959,326
4.20%, 04/01/26	(Call 01/01/26)	2,585	2,719,860
5.38%, 04/01/36	(Call 10/01/35)	255	290,397
5.50%, 04/01/46	(Call 10/01/45)	9,035	10,572,306
6.25%, 04/15/18		50	52,453
Tupperware Brands Corp.
4.75%, 06/01/21	(Call 03/01/21)	2,973	3,183,191

			25,871,784
INSURANCE — 0.83%
ACE Capital Trust II
9.70%, 04/01/30		500	742,085
Aflac Inc.
2.40%, 03/16/20		400	405,020
3.25%, 03/17/25		5,000	5,003,900
3.63%, 11/15/24		2,870	2,965,686
4.00%, 02/15/22		800	849,992
4.00%, 10/15/46	(Call 04/15/46)	855	819,295
6.45%, 08/15/40		50	65,279
Alleghany Corp.
4.90%, 09/15/44	(Call 03/15/44)	810	825,366
4.95%, 06/27/22		1,520	1,670,222
5.63%, 09/15/20		500	549,840
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25	(Call 07/29/25)	1,000	1,003,130
5.50%, 11/15/20		825	893,533
Allstate Corp. (The)
3.28%, 12/15/26	(Call 09/15/26)	705	708,511
4.20%, 12/15/46	(Call 06/15/46)	485	496,150
4.50%, 06/15/43		2,336	2,493,026
5.35%, 06/01/33		1,015	1,161,972
5.55%, 05/09/35		3,859	4,637,360
5.95%, 04/01/36		38	46,559
7.45%, 05/16/19		1,000	1,112,280
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53	(Call 08/15/23)[b]	390	419,578
American Financial Group Inc./OH
3.50%, 08/15/26	(Call 05/15/26)	1,600	1,561,664
American International Group Inc.
2.30%, 07/16/19	(Call 06/16/19)	5,810	5,836,436
3.30%, 03/01/21	(Call 02/01/21)	1,605	1,646,281
3.38%, 08/15/20		2,825	2,913,536
3.75%, 07/10/25	(Call 04/10/25)	1,173	1,178,407

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.88%, 01/15/35	(Call 07/15/34)	$5,020	$4,681,250
3.90%, 04/01/26	(Call 01/01/26)	3,070	3,108,375
4.13%, 02/15/24		2,790	2,899,229
4.38%, 01/15/55	(Call 07/15/54)	2,448	2,235,611
4.50%, 07/16/44	(Call 01/16/44)	5,815	5,692,187
4.70%, 07/10/35	(Call 01/10/35)	1,050	1,076,449
4.80%, 07/10/45	(Call 01/10/45)	2,275	2,330,260
4.88%, 06/01/22		8,486	9,217,068
6.25%, 05/01/36		1,500	1,807,635
6.40%, 12/15/20		580	659,738
Aon Corp.
5.00%, 09/30/20		1,100	1,186,867
8.21%, 01/01/27		140	179,722
Aon PLC
3.50%, 06/14/24	(Call 03/14/24)	6,467	6,506,772
3.88%, 12/15/25	(Call 09/15/25)	1,150	1,180,165
4.00%, 11/27/23	(Call 08/27/23)	1,750	1,831,427
4.25%, 12/12/42		1,120	1,041,152
4.45%, 05/24/43	(Call 02/24/43)	25	23,992
4.60%, 06/14/44	(Call 03/14/44)	1,010	1,002,001
4.75%, 05/15/45	(Call 11/15/44)	280	284,729
Arch Capital Finance LLC
4.01%, 12/15/26	(Call 09/15/26)	580	597,446
5.03%, 12/15/46	(Call 06/15/46)	600	638,394
Arch Capital Group U.S. Inc.
5.14%, 11/01/43		912	982,379
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23		750	781,163
6.00%, 12/15/20		675	741,346
Assurant Inc.
4.00%, 03/15/23		2,020	2,036,200
6.75%, 02/15/34		475	574,299
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24		765	831,693
AXA SA
8.60%, 12/15/30		2,730	3,758,664
AXIS Specialty Finance PLC
2.65%, 04/01/19		75	75,668
5.15%, 04/01/45		315	317,570
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18		750	749,505
1.30%, 08/15/19		1,137	1,125,982
1.70%, 03/15/19		2,700	2,711,097

Security		Principal (000s)	Value
2.90%, 10/15/20		$50	$51,519
3.00%, 05/15/22		2,700	2,769,336
4.25%, 01/15/21[b]		7,800	8,412,377
4.30%, 05/15/43[b]		340	355,042
4.40%, 05/15/42		6,045	6,391,500
5.40%, 05/15/18		7,850	8,210,551
5.75%, 01/15/40		1,305	1,631,994
Berkshire Hathaway Inc.
2.10%, 08/14/19		5,500	5,556,321
2.20%, 03/15/21	(Call 02/15/21)	735	738,131
2.75%, 03/15/23	(Call 01/15/23)	1,300	1,304,290
3.13%, 03/15/26	(Call 12/15/25)	2,589	2,598,527
4.50%, 02/11/43		1,500	1,623,120
Brown & Brown Inc.
4.20%, 09/15/24	(Call 06/15/24)	15	15,028
Chubb Corp. (The)
6.00%, 05/11/37		3,165	4,043,098
Chubb INA Holdings Inc.
2.30%, 11/03/20	(Call 10/03/20)	565	567,565
2.88%, 11/03/22	(Call 09/03/22)	670	677,223
3.15%, 03/15/25		1,675	1,687,026
3.35%, 05/03/26	(Call 02/03/26)	360	366,217
4.15%, 03/13/43		2,165	2,223,845
4.35%, 11/03/45	(Call 05/03/45)	6,375	6,807,416
5.90%, 06/15/19		2,000	2,176,560
6.70%, 05/15/36		15	20,253
Cincinnati Financial Corp.
6.92%, 05/15/28		125	157,595
CNA Financial Corp.
3.95%, 05/15/24	(Call 02/15/24)	2,200	2,261,468
4.50%, 03/01/26	(Call 12/01/25)	3,450	3,644,166
5.75%, 08/15/21		150	167,380
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34		195	239,314
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44		86	87,560
Fidelity National Financial Inc.
5.50%, 09/01/22		3,600	3,789,504
First American Financial Corp.
4.60%, 11/15/24		1,000	1,007,940
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43		51	48,284

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.13%, 04/15/22		$1,085	$1,203,981
5.38%, 03/15/17		3,420	3,425,007
5.50%, 03/30/20		126	137,295
5.95%, 10/15/36		775	884,763
6.00%, 01/15/19		1,250	1,341,687
6.10%, 10/01/41		1,230	1,467,107
6.30%, 03/15/18		1,900	1,986,203
6.63%, 03/30/40		815	1,021,228
VRN, (3 mo. LIBOR US + 4.603%)
8.13%, 06/15/68	(Call 06/15/18)	500	535,775
Lincoln National Corp.
3.35%, 03/09/25		595	591,138
3.63%, 12/12/26	(Call 09/15/26)	2,215	2,216,528
4.20%, 03/15/22		4,060	4,293,450
4.85%, 06/24/21		350	378,630
6.15%, 04/07/36		15	17,729
6.30%, 10/09/37		40	47,838
7.00%, 06/15/40		1,125	1,456,133
8.75%, 07/01/19		1,000	1,147,360
Loews Corp.
2.63%, 05/15/23	(Call 02/15/23)	1,900	1,858,789
3.75%, 04/01/26	(Call 01/01/26)[b]	1,720	1,764,393
4.13%, 05/15/43	(Call 11/15/42)	1,715	1,658,885
Manulife Financial Corp.
4.15%, 03/04/26		2,980	3,147,983
5.38%, 03/04/46		2,500	2,935,300
Markel Corp.
4.90%, 07/01/22		1,508	1,639,754
5.00%, 03/30/43		10	10,201
5.00%, 04/05/46		1,360	1,401,602
5.35%, 06/01/21		1,700	1,854,734
Marsh & McLennan Companies Inc.
2.35%, 09/10/19	(Call 08/10/19)	1,605	1,617,599
2.35%, 03/06/20	(Call 02/06/20)	2,325	2,331,650
2.75%, 01/30/22	(Call 12/30/21)	325	326,761
3.30%, 03/14/23	(Call 01/14/23)	1,165	1,188,009
3.50%, 06/03/24	(Call 03/03/24)	1,250	1,275,463
3.50%, 03/10/25	(Call 12/10/24)	10	10,099
3.75%, 03/14/26	(Call 12/14/25)	245	252,061
4.35%, 01/30/47	(Call 07/30/46)	305	311,548
5.88%, 08/01/33		15	17,928
MetLife Inc.
3.00%, 03/01/25		1,697	1,676,941
3.05%, 12/15/22		500	505,805

Security		Principal (000s)	Value
3.60%, 04/10/24		$5,921	$6,124,683
3.60%, 11/13/25	(Call 08/13/25)	800	819,896
4.05%, 03/01/45		2,335	2,273,286
4.13%, 08/13/42		150	148,423
4.60%, 05/13/46	(Call 11/13/45)	635	673,894
4.72%, 12/15/44		2,718	2,925,954
4.75%, 02/08/21		4,250	4,610,867
4.88%, 11/13/43		850	928,871
5.70%, 06/15/35		860	1,041,864
5.88%, 02/06/41		5,050	6,201,198
6.40%, 12/15/66	(Call 12/15/31)	4,277	4,728,395
6.50%, 12/15/32		50	64,201
7.72%, 02/15/19		1,600	1,776,048
10.75%, 08/01/69	(Call 08/01/34)	1,365	2,125,510
Series A
6.82%, 08/15/18		4,402	4,718,020
Series D
4.37%, 09/15/23		1,135	1,223,337
Montpelier Re Holdings Ltd.
4.70%, 10/15/22		20	21,233
Old Republic International Corp.
3.88%, 08/26/26	(Call 07/26/26)	1,500	1,470,030
4.88%, 10/01/24	(Call 09/01/24)	2,500	2,640,275
PartnerRe Finance B LLC
5.50%, 06/01/20		546	598,416
Primerica Inc.
4.75%, 07/15/22		2,400	2,562,096
Principal Financial Group Inc.
3.10%, 11/15/26	(Call 08/15/26)	380	369,592
3.30%, 09/15/22		28	28,547
3.40%, 05/15/25	(Call 02/15/25)	1,400	1,397,550
4.30%, 11/15/46	(Call 05/15/46)	405	408,191
4.63%, 09/15/42		15	15,656
6.05%, 10/15/36		2,160	2,634,660
Progressive Corp. (The)
2.45%, 01/15/27		3,170	2,979,927
3.75%, 08/23/21		1,285	1,354,069
4.35%, 04/25/44		1,525	1,610,690
6.25%, 12/01/32		210	267,189
Protective Life Corp.
8.45%, 10/15/39		525	735,089
Prudential Financial Inc.
3.50%, 05/15/24		3,350	3,439,579
4.50%, 11/16/21		1,544	1,669,357

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.60%, 05/15/44		$1,555	$1,645,268
5.10%, 08/15/43		1,125	1,256,715
5.38%, 06/21/20		613	671,658
5.40%, 06/13/35		40	45,481
5.63%, 05/12/41		1,035	1,227,562
5.70%, 12/14/36		168	197,891
5.80%, 11/16/41		2,125	2,578,156
5.90%, 03/17/36		1,120	1,334,827
6.20%, 11/15/40		1,750	2,193,572
6.63%, 06/21/40		15	19,676
7.38%, 06/15/19		2,850	3,193,368
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45	(Call 05/15/25)	1,400	1,463,392
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44	(Call 03/15/24)	2,150	2,212,436
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43	(Call 06/15/23)	5,635	6,053,004
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42	(Call 09/15/22)	400	435,616
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68	(Call 06/15/18)	600	649,266
Series B
5.75%, 07/15/33		670	788,262
Series D
6.63%, 12/01/37		155	202,442
Reinsurance Group of America Inc.
5.00%, 06/01/21		1,700	1,856,094
StanCorp Financial Group Inc.
5.00%, 08/15/22		350	368,253
Swiss Re America Holding Corp.
7.00%, 02/15/26		510	629,264
Symetra Financial Corp.
4.25%, 07/15/24		800	792,784
Transatlantic Holdings Inc.
8.00%, 11/30/39		1,600	2,078,832
Travelers Companies Inc. (The)
3.75%, 05/15/46	(Call 11/15/45)	100	96,316
3.90%, 11/01/20		2,508	2,653,238
4.30%, 08/25/45	(Call 02/25/45)	1,825	1,917,947
4.60%, 08/01/43		295	323,417
5.35%, 11/01/40		3,550	4,259,112
6.25%, 06/15/37		1,325	1,725,468
Travelers Property Casualty Corp.
6.38%, 03/15/33		26	33,270

Security		Principal (000s)	Value
Trinity Acquisition PLC
3.50%, 09/15/21	(Call 08/15/21)	$300	$303,669
4.40%, 03/15/26	(Call 12/15/25)	300	306,519
4.63%, 08/15/23		1,750	1,827,770
6.13%, 08/15/43		900	969,300
Unum Group
3.00%, 05/15/21	(Call 04/15/21)	500	501,990
3.88%, 11/05/25		75	74,289
4.00%, 03/15/24		4,060	4,114,322
5.75%, 08/15/42		15	16,630
Validus Holdings Ltd.
8.88%, 01/26/40		1,175	1,645,094
Voya Financial Inc.
3.65%, 06/15/26		1,625	1,605,679
4.80%, 06/15/46		1,185	1,176,195
5.70%, 07/15/43		300	337,047
Willis Towers Watson PLC
5.75%, 03/15/21		1,400	1,539,076
WR Berkley Corp.
4.63%, 03/15/22		1,600	1,718,096
4.75%, 08/01/44		380	376,618
5.38%, 09/15/20		1,000	1,072,540
6.25%, 02/15/37		35	41,006
7.38%, 09/15/19		200	221,868
XLIT Ltd.
2.30%, 12/15/18		225	226,222
4.45%, 03/31/25		1,605	1,625,191
5.25%, 12/15/43		100	107,534
5.50%, 03/31/45		3,670	3,648,531
5.75%, 10/01/21		1,300	1,446,107
6.25%, 05/15/27		125	146,363
6.38%, 11/15/24		690	806,776

			353,782,262
INTERNET — 0.18%
Alibaba Group Holding Ltd.
1.63%, 11/28/17		1,080	1,079,517
2.50%, 11/28/19	(Call 10/28/19)	4,230	4,257,791
3.13%, 11/28/21	(Call 09/28/21)	750	760,867
3.60%, 11/28/24	(Call 08/28/24)	3,105	3,145,706
4.50%, 11/28/34	(Call 05/28/34)[b]	2,535	2,634,473
Alphabet Inc.
3.38%, 02/25/24		3,775	3,968,015
3.63%, 05/19/21		7,575	8,054,346

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Amazon.com Inc.
1.20%, 11/29/17		$2,566	$2,567,244
2.50%, 11/29/22	(Call 08/29/22)	2,170	2,160,647
2.60%, 12/05/19	(Call 11/05/19)	2,950	3,012,924
3.30%, 12/05/21	(Call 10/05/21)	600	625,392
3.80%, 12/05/24	(Call 09/05/24)	2,915	3,089,026
4.80%, 12/05/34	(Call 06/05/34)	2,760	3,107,733
4.95%, 12/05/44	(Call 06/05/44)	4,206	4,884,260
Baidu Inc.
2.75%, 06/09/19		3,309	3,342,884
3.25%, 08/06/18		250	253,868
3.50%, 11/28/22		500	509,315
4.13%, 06/30/25[b]		6,700	6,986,760
eBay Inc.
2.20%, 08/01/19	(Call 07/01/19)	1,500	1,507,455
2.60%, 07/15/22	(Call 04/15/22)	2,770	2,714,046
2.88%, 08/01/21	(Call 06/01/21)	300	303,327
3.25%, 10/15/20	(Call 07/15/20)	1,350	1,394,591
3.45%, 08/01/24	(Call 05/01/24)	3,900	3,884,517
3.80%, 03/09/22	(Call 02/09/22)	750	777,832
4.00%, 07/15/42	(Call 01/15/42)	3,413	2,940,982
Expedia Inc.
4.50%, 08/15/24	(Call 05/15/24)	1,000	1,043,900
5.00%, 02/15/26	(Call 11/15/25)	900	948,852
5.95%, 08/15/20		2,600	2,861,794
7.46%, 08/15/18		500	536,295
JD.com Inc.
3.13%, 04/29/21		500	496,370
Priceline Group Inc. (The)
3.60%, 06/01/26	(Call 03/01/26)	1,520	1,528,907
3.65%, 03/15/25	(Call 12/15/24)	1,155	1,163,316
Symantec Corp.
4.20%, 09/15/20		450	465,188

			77,008,140
IRON & STEEL — 0.10%
Nucor Corp.
4.00%, 08/01/23	(Call 05/01/23)	2,450	2,600,406
5.20%, 08/01/43	(Call 02/01/43)	1,335	1,548,253
5.85%, 06/01/18		4,035	4,239,292
6.40%, 12/01/37		425	548,526
Reliance Steel & Aluminum Co.
4.50%, 04/15/23	(Call 01/15/23)	2,920	3,041,209

Security		Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22		$3,545	$3,669,075
4.63%, 09/15/20		3,525	3,723,281
5.63%, 09/15/19		1,300	1,392,625
5.88%, 06/10/21		2,100	2,278,500
6.25%, 08/10/26		945	1,043,044
6.88%, 11/21/36		5,117	5,603,115
6.88%, 11/10/39		5,745	6,283,594
8.25%, 01/17/34		1,615	1,929,925
Vale SA
5.63%, 09/11/42[b]		3,370	3,256,263

			41,157,108
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20		4,550	4,801,478
Harley-Davidson Inc.
3.50%, 07/28/25	(Call 04/28/25)	2,375	2,404,926
4.63%, 07/28/45	(Call 01/28/45)[b]	2,055	2,072,426

			9,278,830
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23	(Call 04/15/23)	1,865	1,869,774
5.38%, 08/15/21	(Call 05/15/21)	1,075	1,180,726
Marriott International Inc./MD
2.88%, 03/01/21	(Call 02/01/21)	765	772,665
3.00%, 03/01/19	(Call 12/01/18)	1,756	1,789,838
3.13%, 02/15/23	(Call 11/15/22)	1,350	1,332,545
3.25%, 09/15/22	(Call 06/15/22)	1,740	1,757,052
3.38%, 10/15/20	(Call 07/15/20)	100	103,087
3.75%, 03/15/25	(Call 12/15/24)	850	861,212
3.75%, 10/01/25	(Call 07/01/25)	1,625	1,644,695
4.50%, 10/01/34	(Call 04/01/34)	840	855,834
6.75%, 05/15/18		900	952,758
Series N
3.13%, 10/15/21	(Call 07/15/21)	1,675	1,701,633
Wyndham Worldwide Corp.
2.50%, 03/01/18	(Call 02/01/18)	1,750	1,760,098
3.90%, 03/01/23	(Call 12/01/22)	875	886,751
4.25%, 03/01/22	(Call 12/01/21)	2,475	2,578,628
5.10%, 10/01/25	(Call 07/01/25)	2,430	2,586,857
5.63%, 03/01/21		575	630,683

			23,264,836

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
MACHINERY — 0.25%
Caterpillar Financial Services Corp.
1.00%, 03/03/17		$2,261	$2,261,000
1.25%, 08/18/17		2,000	2,000,906
1.30%, 03/01/18		500	498,565
1.63%, 06/01/17		1,750	1,751,463
1.70%, 06/16/18		1,600	1,603,392
1.70%, 08/09/21		1,000	973,070
1.80%, 11/13/18		1,621	1,625,750
2.00%, 03/05/20		1,550	1,547,024
2.10%, 06/09/19		3,250	3,270,182
2.10%, 01/10/20		1,500	1,506,345
2.25%, 12/01/19		300	302,337
2.40%, 08/09/26		1,000	946,940
2.50%, 11/13/20		1,000	1,006,200
2.85%, 06/01/22		50	50,453
3.25%, 12/01/24		1,308	1,335,847
3.30%, 06/09/24		3,000	3,053,370
3.75%, 11/24/23		1,263	1,335,143
7.15%, 02/15/19		4,105	4,526,953
Series G
1.25%, 11/06/17		60	59,970
Caterpillar Inc.
2.60%, 06/26/22	(Call 03/26/22)	4,160	4,158,461
3.40%, 05/15/24	(Call 02/15/24)	5,203	5,388,799
3.80%, 08/15/42		1,593	1,556,903
3.90%, 05/27/21		2,065	2,204,615
4.30%, 05/15/44	(Call 11/15/43)[b]	1,645	1,734,718
4.75%, 05/15/64	(Call 11/15/63)	5	5,450
5.20%, 05/27/41		2,311	2,707,290
5.30%, 09/15/35		225	261,283
6.05%, 08/15/36		325	409,217
7.90%, 12/15/18		225	249,352
Cummins Inc.
3.65%, 10/01/23	(Call 07/01/23)	2,000	2,092,760
4.88%, 10/01/43	(Call 04/01/43)	350	394,527
7.13%, 03/01/28		18	23,475
Deere & Co.
2.60%, 06/08/22	(Call 03/08/22)	3,808	3,821,785
3.90%, 06/09/42	(Call 12/09/41)	2,110	2,159,121
4.38%, 10/16/19		1,961	2,083,111
5.38%, 10/16/29		335	405,025
7.13%, 03/03/31		25	34,112

Security		Principal (000s)	Value
Flowserve Corp.
4.00%, 11/15/23	(Call 08/15/23)	$2,000	$2,071,280
John Deere Capital Corp.
1.20%, 10/10/17		530	530,045
1.25%, 10/09/19		1,700	1,678,563
1.30%, 03/12/18		250	249,848
1.60%, 07/13/18		1,200	1,201,500
1.70%, 01/15/20		50	49,632
1.75%, 08/10/18		328	329,053
1.95%, 12/13/18		50	50,303
1.95%, 01/08/19		1,758	1,769,691
2.05%, 03/10/20		2,450	2,446,766
2.30%, 09/16/19		2,250	2,277,068
2.38%, 07/14/20		570	573,654
2.55%, 01/08/21		100	100,841
2.65%, 01/06/22		1,135	1,146,327
2.65%, 06/10/26		2,500	2,424,625
2.80%, 03/04/21		4,729	4,809,819
2.80%, 03/06/23		2,850	2,858,436
3.15%, 10/15/21		4,290	4,417,370
3.35%, 06/12/24		2,705	2,786,150
3.90%, 07/12/21		3,350	3,554,919
Series 0014
2.45%, 09/11/20		835	841,814
Series D
5.35%, 04/03/18		500	521,125
Rockwell Automation Inc.
2.05%, 03/01/20	(Call 02/01/20)	1,670	1,663,921
2.88%, 03/01/25	(Call 12/01/24)	910	896,195
Roper Technologies Inc.
2.05%, 10/01/18		250	250,895
2.80%, 12/15/21	(Call 11/15/21)	325	325,390
3.00%, 12/15/20	(Call 11/15/20)	2,050	2,089,073
3.13%, 11/15/22	(Call 08/15/22)	1,765	1,776,296
3.80%, 12/15/26	(Call 09/15/26)	540	545,627
3.85%, 12/15/25	(Call 09/15/25)	850	867,263
Wabtec Corp./DE
3.45%, 11/15/26	(Call 08/15/26)[e]	250	243,682
Xylem Inc./NY
3.25%, 11/01/26	(Call 08/01/26)	95	93,961
4.38%, 11/01/46	(Call 05/01/46)	60	60,280
4.88%, 10/01/21		282	306,548

			105,152,874

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
MANUFACTURING — 0.42%
3M Co.
1.38%, 08/07/18		$1,200	$1,201,584
1.63%, 06/15/19		700	703,864
1.63%, 09/19/21	(Call 08/19/21)	1,000	980,630
2.00%, 08/07/20		1,000	1,007,430
2.00%, 06/26/22		6,856	6,773,248
2.25%, 09/19/26	(Call 06/19/26)	1,100	1,036,816
3.00%, 08/07/25		1,625	1,649,538
3.13%, 09/19/46	(Call 03/19/46)	1,760	1,579,565
3.88%, 06/15/44		2,150	2,162,341
5.70%, 03/15/37		25	31,458
Carlisle Companies Inc.
3.75%, 11/15/22	(Call 08/15/22)	1,990	2,006,019
Crane Co.
2.75%, 12/15/18		200	203,060
4.45%, 12/15/23	(Call 09/15/23)	1,000	1,038,450
Dover Corp.
3.15%, 11/15/25	(Call 08/15/25)	1,000	1,010,760
4.30%, 03/01/21	(Call 12/01/20)	2,250	2,390,513
5.38%, 03/01/41	(Call 12/01/40)	1,160	1,373,336
Eaton Corp.
1.50%, 11/02/17		3,550	3,552,293
2.75%, 11/02/22		4,395	4,407,789
4.00%, 11/02/32		3,440	3,498,033
4.15%, 11/02/42		1,749	1,746,062
General Electric Co.
1.63%, 04/02/18		1,600	1,604,400
2.10%, 12/11/19		2,500	2,519,025
2.20%, 01/09/20	(Call 12/09/19)	2,758	2,795,674
2.30%, 01/14/19		3,000	3,041,280
2.70%, 10/09/22		6,975	7,063,722
3.10%, 01/09/23		2,020	2,087,852
3.15%, 09/07/22		591	612,276
3.38%, 03/11/24		5,310	5,521,763
3.45%, 05/15/24	(Call 02/13/24)	1,099	1,143,872
4.13%, 10/09/42		2,146	2,222,827
4.38%, 09/16/20		1,150	1,239,021
4.50%, 03/11/44		5,271	5,748,078
4.63%, 01/07/21		4,501	4,918,512
4.65%, 10/17/21		4,772	5,260,271
5.30%, 02/11/21		494	548,572
5.50%, 01/08/20		307	337,872
5.63%, 05/01/18		2,616	2,745,597

Security		Principal (000s)	Value
5.88%, 01/14/38		$15,363	$19,690,450
6.00%, 08/07/19		149	164,359
6.15%, 08/07/37		2,272	2,983,999
6.88%, 01/10/39		1,162	1,664,019
Series A
5.55%, 05/04/20		125	138,872
6.75%, 03/15/32		13,759	18,753,104
Hexcel Corp.
3.95%, 02/15/27	(Call 11/15/26)	2,250	2,272,635
Illinois Tool Works Inc.
1.95%, 03/01/19		250	252,350
2.65%, 11/15/26	(Call 08/15/26)	5,050	4,887,390
3.38%, 09/15/21	(Call 06/15/21)	1,350	1,409,549
3.50%, 03/01/24	(Call 12/01/23)	2,799	2,919,553
3.90%, 09/01/42	(Call 03/01/42)	128	130,835
4.88%, 09/15/41	(Call 03/15/41)	1,585	1,798,896
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19		25	25,453
4.25%, 06/15/23		4,424	4,727,177
5.75%, 06/15/43		125	150,694
6.88%, 08/15/18		4,550	4,884,652
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20	(Call 04/01/20)	205	206,482
3.55%, 11/01/24	(Call 08/01/24)	820	834,448
4.65%, 11/01/44	(Call 05/01/44)	250	260,810
Pall Corp.
5.00%, 06/15/20		750	815,512
Parker-Hannifin Corp.
3.25%, 03/01/27	(Call 12/01/26)[e]	465	469,236
3.30%, 11/21/24	(Call 08/21/24)	150	153,528
4.10%, 03/01/47	(Call 09/01/46)[e]	815	828,790
4.20%, 11/21/34	(Call 05/21/34)	4,500	4,641,390
4.45%, 11/21/44	(Call 05/21/44)	35	37,416
Pentair Finance SA
2.65%, 12/01/19		1,635	1,639,627
2.90%, 09/15/18		1,100	1,113,167
3.15%, 09/15/22	(Call 06/15/22)	1,235	1,231,209
3.63%, 09/15/20	(Call 08/15/20)	1,600	1,644,544
4.65%, 09/15/25	(Call 06/15/25)	1,500	1,560,915
Textron Inc.
3.65%, 03/01/21		1,280	1,316,800
3.65%, 03/15/27		1,280	1,281,600

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.88%, 03/01/25	(Call 12/01/24)	$130	$132,275
4.00%, 03/15/26	(Call 12/15/25)	2,200	2,255,000
5.95%, 09/21/21	(Call 06/21/21)	1,115	1,244,619
Trinity Industries Inc.
4.55%, 10/01/24	(Call 07/01/24)	1,100	1,105,500

			177,390,258
MEDIA — 0.96%
21st Century Fox America Inc.
3.00%, 09/15/22		4,146	4,159,848
3.38%, 11/15/26	(Call 08/15/26)[e]	1,085	1,068,736
3.70%, 10/15/25	(Call 07/15/25)	2,470	2,515,547
4.00%, 10/01/23		1,075	1,121,720
4.75%, 09/15/44	(Call 03/15/44)	1,200	1,217,820
4.75%, 11/15/46	(Call 05/15/46)[e]	1,980	2,017,125
4.95%, 10/15/45	(Call 04/15/45)	800	839,008
5.40%, 10/01/43		2,320	2,560,050
6.15%, 03/01/37		75	89,505
6.15%, 02/15/41		1,821	2,188,878
6.20%, 12/15/34		4,897	5,861,856
6.40%, 12/15/35		2,090	2,550,824
6.55%, 03/15/33		2,125	2,597,770
6.65%, 11/15/37		1,855	2,324,593
6.90%, 03/01/19		3,600	3,932,640
6.90%, 08/15/39		625	800,881
7.70%, 10/30/25		10	12,818
7.75%, 12/01/45		1,270	1,782,382
7.85%, 03/01/39		2,430	3,314,666
CBS Corp.
2.30%, 08/15/19	(Call 07/15/19)	950	953,534
2.90%, 01/15/27	(Call 10/15/26)	2,840	2,651,907
3.38%, 03/01/22	(Call 12/01/21)	2,150	2,196,870
3.50%, 01/15/25	(Call 10/15/24)	1,455	1,447,230
3.70%, 08/15/24	(Call 05/15/24)	3,200	3,238,816
4.00%, 01/15/26	(Call 10/15/25)	1,090	1,118,536
4.30%, 02/15/21	(Call 11/15/20)	850	900,227
4.60%, 01/15/45	(Call 07/15/44)	1,525	1,509,323
4.63%, 05/15/18		200	206,598
4.85%, 07/01/42	(Call 01/01/42)	550	559,141
4.90%, 08/15/44	(Call 02/15/44)	1,749	1,791,308
5.50%, 05/15/33		1,330	1,434,245
5.75%, 04/15/20		315	346,790
5.90%, 10/15/40	(Call 04/15/40)	750	862,320
7.88%, 07/30/30		1,818	2,463,299

Security		Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20	(Call 06/23/20)	$2,117	$2,177,864
4.46%, 07/23/22	(Call 05/23/22)	2,811	2,958,577
4.91%, 07/23/25	(Call 04/23/25)	4,802	5,066,110
6.38%, 10/23/35	(Call 04/23/35)	5,335	6,088,569
6.48%, 10/23/45	(Call 04/23/45)	6,465	7,499,400
6.83%, 10/23/55	(Call 04/23/55)	4,130	4,842,425
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22		2,530	3,398,903
Comcast Corp.
1.63%, 01/15/22	(Call 12/15/21)	695	667,589
2.35%, 01/15/27	(Call 10/15/26)	6,535	6,005,077
2.75%, 03/01/23	(Call 02/01/23)	2,880	2,857,766
2.85%, 01/15/23		1,000	999,410
3.00%, 02/01/24	(Call 01/01/24)	770	768,745
3.13%, 07/15/22		5,335	5,460,800
3.15%, 03/01/26	(Call 12/01/25)	4,020	3,964,363
3.20%, 07/15/36	(Call 01/15/36)	2,831	2,528,394
3.30%, 02/01/27	(Call 11/01/26)	1,000	995,110
3.38%, 02/15/25	(Call 11/15/24)	1,580	1,595,721
3.38%, 08/15/25	(Call 05/15/25)	2,500	2,515,850
3.40%, 07/15/46	(Call 01/15/46)[b]	1,787	1,544,343
3.60%, 03/01/24		6,330	6,548,828
4.20%, 08/15/34	(Call 02/15/34)	3,086	3,165,002
4.25%, 01/15/33		7,206	7,448,410
4.40%, 08/15/35	(Call 02/15/35)	1,735	1,810,872
4.50%, 01/15/43		61	62,363
4.60%, 08/15/45	(Call 02/15/45)	5,408	5,633,675
4.65%, 07/15/42		6,454	6,724,552
4.75%, 03/01/44		2,781	2,964,602
5.15%, 03/01/20		4,404	4,802,694
5.65%, 06/15/35		1,105	1,310,397
5.70%, 05/15/18		5,100	5,358,774
6.30%, 11/15/17		372	385,172
6.40%, 05/15/38		400	513,204
6.40%, 03/01/40		140	180,678
6.45%, 03/15/37		4,073	5,221,953
6.50%, 11/15/35		2,325	2,988,183
6.55%, 07/01/39		650	845,455
6.95%, 08/15/37		3,310	4,470,155
7.05%, 03/15/33		595	793,730

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Discovery Communications LLC
3.25%, 04/01/23		$116	$113,982
3.30%, 05/15/22		2,400	2,395,248
3.45%, 03/15/25	(Call 12/15/24)	336	321,088
4.38%, 06/15/21		2,500	2,640,375
4.88%, 04/01/43		4,143	3,776,427
4.90%, 03/11/26	(Call 12/11/25)	335	352,072
4.95%, 05/15/42		3,667	3,337,593
5.05%, 06/01/20		2,875	3,116,903
6.35%, 06/01/40		1,150	1,227,763
Grupo Televisa SAB
4.63%, 01/30/26	(Call 10/29/25)	499	512,189
6.13%, 01/31/46	(Call 07/31/45)	2,950	3,105,465
6.63%, 03/18/25		100	116,397
6.63%, 01/15/40		2,045	2,222,711
Historic TW Inc.
6.63%, 05/15/29		1,950	2,390,018
6.88%, 06/15/18		150	159,854
9.15%, 02/01/23		1,850	2,386,130
NBCUniversal Media LLC
2.88%, 01/15/23		2,213	2,211,871
4.38%, 04/01/21		2,650	2,857,760
4.45%, 01/15/43		3,716	3,778,615
5.15%, 04/30/20		2,727	2,987,401
5.95%, 04/01/41		3,428	4,183,223
6.40%, 04/30/40		3,250	4,187,430
Scripps Networks Interactive Inc.
2.75%, 11/15/19	(Call 10/15/19)	1,500	1,520,295
2.80%, 06/15/20	(Call 05/15/20)	2,325	2,347,925
3.90%, 11/15/24	(Call 08/15/24)	1,025	1,043,030
TCI Communications Inc.
7.13%, 02/15/28		750	987,128
7.88%, 02/15/26		2,040	2,727,806
Thomson Reuters Corp.
3.35%, 05/15/26	(Call 02/15/26)	200	196,512
3.85%, 09/29/24	(Call 06/29/24)	2,750	2,823,178
3.95%, 09/30/21	(Call 06/30/21)	2,200	2,289,760
4.30%, 11/23/23	(Call 08/23/23)	1,948	2,056,445
4.50%, 05/23/43	(Call 11/23/42)	1,400	1,347,724
4.70%, 10/15/19		700	740,901
5.65%, 11/23/43	(Call 05/23/43)	809	894,892
5.85%, 04/15/40		1,000	1,098,610
6.50%, 07/15/18		805	854,636

Security		Principal (000s)	Value
Time Warner Cable LLC
4.00%, 09/01/21	(Call 06/01/21)	$2,310	$2,393,737
4.13%, 02/15/21	(Call 11/15/20)	1,650	1,716,000
4.50%, 09/15/42	(Call 03/15/42)	3,511	3,208,176
5.00%, 02/01/20		845	902,038
5.50%, 09/01/41	(Call 03/01/41)	2,055	2,121,788
5.88%, 11/15/40	(Call 05/15/40)	1,940	2,100,050
6.55%, 05/01/37		4,988	5,761,140
6.75%, 07/01/18		9,125	9,683,906
6.75%, 06/15/39		4,290	5,089,012
7.30%, 07/01/38		1,226	1,527,903
8.25%, 04/01/19		4,553	5,093,669
8.75%, 02/14/19		500	561,250
Time Warner Companies Inc.
6.95%, 01/15/28		705	881,666
7.25%, 10/15/17		11	11,394
Time Warner Entertainment Co. LP
8.38%, 03/15/23		4,550	5,710,250
8.38%, 07/15/33		2,535	3,384,225
Time Warner Inc.
2.10%, 06/01/19		1,300	1,303,796
2.95%, 07/15/26	(Call 04/15/26)	1,000	931,740
3.40%, 06/15/22		3,413	3,467,506
3.55%, 06/01/24	(Call 03/01/24)	1,757	1,754,189
3.60%, 07/15/25	(Call 04/15/25)	2,395	2,360,225
3.80%, 02/15/27	(Call 11/15/26)	725	717,852
3.88%, 01/15/26	(Call 10/15/25)	1,930	1,929,074
4.00%, 01/15/22		8,052	8,411,682
4.05%, 12/15/23		1,150	1,193,389
4.65%, 06/01/44	(Call 12/01/43)	2,990	2,866,722
4.70%, 01/15/21		1,005	1,079,269
4.75%, 03/29/21		822	884,677
4.85%, 07/15/45	(Call 01/15/45)	2,500	2,474,450
4.88%, 03/15/20		1,150	1,234,858
4.90%, 06/15/42		1,545	1,533,629
5.35%, 12/15/43		1,195	1,253,256
5.38%, 10/15/41		325	343,752
6.10%, 07/15/40		152	174,429
6.20%, 03/15/40		650	753,831
6.25%, 03/29/41		3,385	3,951,716
6.50%, 11/15/36		1,917	2,293,460
7.63%, 04/15/31		2,058	2,780,173

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Viacom Inc.
2.20%, 04/01/19		$100	$99,368
3.13%, 06/15/22	(Call 03/15/22)	3,955	3,895,517
3.88%, 12/15/21		1,630	1,684,002
3.88%, 04/01/24	(Call 01/01/24)	2,070	2,064,121
4.25%, 09/01/23	(Call 06/01/23)	1,435	1,481,724
4.38%, 03/15/43		3,753	3,291,644
4.50%, 03/01/21		1,750	1,844,798
4.50%, 02/27/42		1,200	1,049,208
4.85%, 12/15/34	(Call 06/15/34)	2,146	2,071,834
4.88%, 06/15/43	(Call 12/15/42)	415	380,285
5.25%, 04/01/44	(Call 10/01/43)	2,383	2,346,564
5.85%, 09/01/43	(Call 03/01/43)	1,256	1,331,322
6.13%, 10/05/17		292	299,612
6.88%, 04/30/36		3,756	4,222,420
Walt Disney Co. (The)
0.88%, 07/12/19		1,385	1,362,314
1.50%, 09/17/18		815	816,834
1.85%, 05/30/19		280	281,607
1.85%, 07/30/26[b]		2,035	1,845,114
2.15%, 09/17/20		1,500	1,511,685
2.35%, 12/01/22		2,653	2,636,021
2.75%, 08/16/21		800	821,544
3.00%, 02/13/26		2,925	2,926,960
3.00%, 07/30/46		835	713,374
3.15%, 09/17/25		975	999,024
3.70%, 12/01/42		3,050	2,948,770
3.75%, 06/01/21		4,480	4,767,974
4.13%, 06/01/44		1,175	1,219,321
4.38%, 08/16/41		2,900	3,101,115
5.50%, 03/15/19		475	511,846
7.00%, 03/01/32		1,300	1,783,379
Series E
4.13%, 12/01/41		2,256	2,331,711

			405,590,774
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
2.25%, 06/15/20	(Call 05/15/20)	150	150,978
2.50%, 01/15/23	(Call 10/15/22)	1,640	1,621,009
3.25%, 06/15/25	(Call 03/15/25)	1,250	1,264,013
3.90%, 01/15/43	(Call 07/15/42)	1,440	1,425,586
4.20%, 06/15/35	(Call 12/15/34)	2,100	2,189,628
4.38%, 06/15/45	(Call 12/15/44)	30	31,851

Security		Principal (000s)	Value
Timken Co. (The)
3.88%, 09/01/24	(Call 06/01/24)	$500	$493,970
Valmont Industries Inc.
5.00%, 10/01/44	(Call 04/01/44)	1,240	1,170,882
5.25%, 10/01/54	(Call 04/01/54)	925	827,912

			9,175,829
MINING — 0.21%
Barrick Gold Corp.
3.85%, 04/01/22		800	847,064
4.10%, 05/01/23		626	672,612
5.25%, 04/01/42		155	170,898
Barrick North America Finance LLC
4.40%, 05/30/21		2,900	3,122,546
5.70%, 05/30/41		4,599	5,284,021
5.75%, 05/01/43		3,033	3,567,930
7.50%, 09/15/38		1,960	2,468,934
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		2,494	2,871,592
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18		675	683,289
2.88%, 02/24/22		4,450	4,580,474
3.25%, 11/21/21		3,525	3,694,411
3.85%, 09/30/23		1,925	2,074,245
4.13%, 02/24/42		2,895	2,948,239
5.00%, 09/30/43		6,334	7,278,272
6.50%, 04/01/19		2,368	2,614,225
Goldcorp Inc.
3.63%, 06/09/21	(Call 04/09/21)	250	258,055
3.70%, 03/15/23	(Call 12/15/22)	1,150	1,175,012
5.45%, 06/09/44	(Call 12/09/43)	1,075	1,167,966
Newmont Mining Corp.
3.50%, 03/15/22	(Call 12/15/21)	775	802,094
4.88%, 03/15/42	(Call 09/15/41)	490	502,833
5.88%, 04/01/35		745	837,693
6.25%, 10/01/39		5,579	6,629,190
Placer Dome Inc.
6.45%, 10/15/35		195	229,813
Rio Tinto Alcan Inc.
5.75%, 06/01/35		220	241,217
6.13%, 12/15/33		35	39,923
7.25%, 03/15/31		1,261	1,538,571
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	(Call 03/15/25)	5,369	5,606,417

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.13%, 05/20/21		$1,000	$1,066,830
5.20%, 11/02/40		4,880	5,655,578
7.13%, 07/15/28		570	750,833
9.00%, 05/01/19		2,780	3,190,217
Rio Tinto Finance USA PLC
2.88%, 08/21/22	(Call 05/21/22)	271	274,011
3.50%, 03/22/22	(Call 12/22/21)	385	401,081
4.13%, 08/21/42	(Call 02/21/42)	2,250	2,273,940
4.75%, 03/22/42	(Call 09/22/41)	625	691,506
Southern Copper Corp.
3.50%, 11/08/22		2,150	2,170,145
3.88%, 04/23/25		200	201,864
5.25%, 11/08/42		2,161	2,126,446
5.88%, 04/23/45		2,145	2,270,204
6.75%, 04/16/40		3,225	3,654,538
7.50%, 07/27/35		2,925	3,550,716
Vale Canada Ltd.
7.20%, 09/15/32		250	267,813
Yamana Gold Inc.
4.95%, 07/15/24	(Call 04/15/24)	161	163,818

			90,617,076
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
3.38%, 10/01/21	(Call 09/01/21)	1,250	1,226,450
4.63%, 03/15/24	(Call 12/15/23)	4,180	4,118,470
4.75%, 05/15/18		2,213	2,275,562
6.25%, 03/15/19		825	880,902
Xerox Corp.
2.75%, 03/15/19		75	75,349
2.80%, 05/15/20		2,100	2,092,230
3.50%, 08/20/20		1,000	1,016,470
3.80%, 05/15/24[b]		550	542,102
4.50%, 05/15/21		3,020	3,154,360
4.80%, 03/01/35[b]		990	934,431
6.35%, 05/15/18		2,720	2,855,130
6.75%, 12/15/39		2,260	2,318,399

			21,489,855
OIL & GAS — 1.80%
Anadarko Finance Co.
7.50%, 05/01/31		100	128,366
Anadarko Petroleum Corp.
3.45%, 07/15/24	(Call 04/15/24)	3,175	3,143,060
4.50%, 07/15/44	(Call 01/15/44)	4,520	4,349,189

Security		Principal (000s)	Value
6.20%, 03/15/40		$70	$81,730
6.45%, 09/15/36		5,946	7,191,567
6.60%, 03/15/46	(Call 09/15/45)	4,500	5,636,340
6.95%, 06/15/19		500	553,445
8.70%, 03/15/19		600	678,636
Apache Corp.
2.63%, 01/15/23	(Call 10/15/22)	50	48,759
3.25%, 04/15/22	(Call 01/15/22)	5,250	5,336,730
3.63%, 02/01/21	(Call 11/01/20)	1,750	1,809,045
4.25%, 01/15/44	(Call 07/15/43)	125	121,074
4.75%, 04/15/43	(Call 10/15/42)	6,951	7,145,698
5.10%, 09/01/40	(Call 03/01/40)	1,213	1,288,509
5.25%, 02/01/42	(Call 08/01/41)	20	21,627
6.00%, 01/15/37		1,105	1,284,883
Apache Finance Canada Corp.
7.75%, 12/15/29		1,450	1,895,107
BP Capital Markets PLC
1.38%, 11/06/17		203	203,190
1.38%, 05/10/18		2,494	2,489,311
2.11%, 09/16/21	(Call 08/16/21)	1,195	1,173,645
2.24%, 05/10/19		2,150	2,165,695
2.32%, 02/13/20		8,100	8,149,490
2.50%, 11/06/22		2,900	2,842,580
2.52%, 01/15/20		623	630,189
2.75%, 05/10/23		1,600	1,578,096
3.02%, 01/16/27	(Call 10/16/26)[b]	2,000	1,924,440
3.06%, 03/17/22		1,690	1,713,254
3.12%, 05/04/26	(Call 02/04/26)	2,030	1,977,606
3.22%, 11/28/23	(Call 09/28/23)	2,000	2,010,740
3.22%, 04/14/24	(Call 02/14/24)	2,000	2,005,480
3.25%, 05/06/22		1,225	1,253,408
3.51%, 03/17/25		2,030	2,053,467
3.54%, 11/04/24		2,229	2,259,426
3.56%, 11/01/21		2,900	3,028,876
3.59%, 04/14/27	(Call 01/14/27)	2,050	2,066,851
3.72%, 11/28/28	(Call 08/28/28)	2,625	2,662,275
3.81%, 02/10/24		224	232,472
3.99%, 09/26/23		3,120	3,285,204
4.50%, 10/01/20		2,979	3,200,280
4.74%, 03/11/21		4,966	5,409,514
4.75%, 03/10/19		5,845	6,173,079
British Transco Finance Inc.
6.63%, 06/01/18		1,525	1,615,707

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Burlington Resources Finance Co.
7.20%, 08/15/31		$985	$1,288,193
7.40%, 12/01/31		1,634	2,160,834
Canadian Natural Resources Ltd.
3.45%, 11/15/21	(Call 08/15/21)	120	122,824
3.80%, 04/15/24	(Call 01/15/24)	1,730	1,747,577
3.90%, 02/01/25	(Call 11/01/24)	2,290	2,326,296
5.85%, 02/01/35		900	1,002,735
6.25%, 03/15/38		3,440	4,015,134
6.45%, 06/30/33		800	919,536
6.50%, 02/15/37		1,355	1,587,369
6.75%, 02/01/39		50	60,208
7.20%, 01/15/32		595	724,103
Chevron Corp.
1.34%, 11/09/17		2,100	2,101,900
1.35%, 11/15/17		3,000	3,000,519
1.37%, 03/02/18		1,280	1,279,834
1.56%, 05/16/19		1,000	997,450
1.72%, 06/24/18	(Call 05/24/18)	6,319	6,344,339
1.79%, 11/16/18		2,818	2,828,596
1.96%, 03/03/20	(Call 02/03/20)	4,020	4,022,895
2.10%, 05/16/21	(Call 04/15/21)	2,025	2,010,562
2.19%, 11/15/19	(Call 10/15/19)	630	636,917
2.36%, 12/05/22	(Call 09/05/22)	4,850	4,774,825
2.41%, 03/03/22	(Call 01/03/22)	6,090	6,070,938
2.42%, 11/17/20	(Call 10/17/20)	7,008	7,076,818
2.43%, 06/24/20	(Call 05/24/20)	5,000	5,062,250
2.57%, 05/16/23	(Call 03/16/23)	2,042	2,023,908
2.95%, 05/16/26	(Call 02/16/26)	3,135	3,090,075
3.19%, 06/24/23	(Call 03/24/23)	2,500	2,562,975
3.33%, 11/17/25	(Call 08/17/25)	1,270	1,291,882
4.95%, 03/03/19		500	532,070
Cimarex Energy Co.
4.38%, 06/01/24	(Call 03/01/24)	3,311	3,479,729
5.88%, 05/01/22	(Call 05/01/17)	64	66,232
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18		1,750	1,744,068
3.00%, 05/09/23		5,900	5,789,434
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25		1,900	1,885,731
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24		1,200	1,257,264
4.88%, 04/30/44		2,700	2,903,310

Security		Principal (000s)	Value
Conoco Funding Co.
7.25%, 10/15/31		$2,626	$3,471,913
ConocoPhillips
5.20%, 05/15/18		450	468,495
5.75%, 02/01/19		3,990	4,285,539
5.90%, 10/15/32		1,317	1,552,782
5.90%, 05/15/38		1,455	1,729,035
6.00%, 01/15/20		960	1,061,674
6.50%, 02/01/39		1,023	1,293,891
6.65%, 07/15/18		875	931,289
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36		2,000	2,359,020
ConocoPhillips Co.
1.50%, 05/15/18		1,080	1,077,635
2.20%, 05/15/20	(Call 04/15/20)[b]	895	896,718
2.40%, 12/15/22	(Call 09/15/22)	3,625	3,540,175
2.88%, 11/15/21	(Call 09/15/21)	3,600	3,636,432
3.35%, 11/15/24	(Call 08/15/24)[b]	1,970	1,984,873
3.35%, 05/15/25	(Call 02/15/25)	1,663	1,664,879
4.15%, 11/15/34	(Call 05/15/34)	1,205	1,201,192
4.20%, 03/15/21	(Call 02/15/21)	680	722,500
4.30%, 11/15/44	(Call 05/15/44)	2,920	2,889,632
4.95%, 03/15/26	(Call 12/15/25)	3,140	3,470,140
5.95%, 03/15/46	(Call 09/15/45)	634	781,253
ConocoPhillips Holding Co.
6.95%, 04/15/29		6,190	7,959,783
Devon Energy Corp.
3.25%, 05/15/22	(Call 02/15/22)	2,713	2,723,174
4.00%, 07/15/21	(Call 04/15/21)	3,650	3,786,875
4.75%, 05/15/42	(Call 11/15/41)	3,390	3,330,675
5.00%, 06/15/45	(Call 12/15/44)	2,855	2,897,825
5.60%, 07/15/41	(Call 01/15/41)	2,225	2,386,312
5.85%, 12/15/25	(Call 09/15/25)[b]	2,050	2,357,500
7.95%, 04/15/32		2,285	2,984,781
Ecopetrol SA
4.13%, 01/16/25		3,350	3,250,002
4.25%, 09/18/18		1,750	1,801,975
5.38%, 06/26/26	(Call 03/26/26)	1,100	1,135,255
5.88%, 09/18/23		1,750	1,902,670
5.88%, 05/28/45		3,400	3,075,810
7.38%, 09/18/43		5,100	5,445,780
7.63%, 07/23/19		1,575	1,760,409

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Encana Corp.
3.90%, 11/15/21	(Call 08/15/21)	$4,190	$4,299,987
6.50%, 05/15/19		275	297,687
6.50%, 08/15/34		2,500	2,856,250
6.50%, 02/01/38		1,000	1,143,750
6.63%, 08/15/37		1,050	1,206,187
Eni USA Inc.
7.30%, 11/15/27		15	18,557
EOG Resources Inc.
2.45%, 04/01/20	(Call 03/01/20)	750	755,362
2.63%, 03/15/23	(Call 12/15/22)	1,635	1,597,771
3.90%, 04/01/35	(Call 10/01/34)	3,825	3,720,004
4.10%, 02/01/21		2,450	2,587,053
4.15%, 01/15/26	(Call 10/15/25)[b]	1,000	1,051,500
5.10%, 01/15/36	(Call 07/15/35)	1,225	1,347,206
5.63%, 06/01/19		1,000	1,079,140
EQT Corp.
4.88%, 11/15/21		4,530	4,879,535
8.13%, 06/01/19		200	224,512
Exxon Mobil Corp.
1.31%, 03/06/18		2,500	2,500,900
1.44%, 03/01/18		1,318	1,320,610
1.71%, 03/01/19		9,545	9,565,236
1.82%, 03/15/19	(Call 02/15/19)	4,084	4,102,296
1.91%, 03/06/20	(Call 02/06/20)	3,121	3,120,313
2.22%, 03/01/21	(Call 02/01/21)	1,893	1,898,584
2.40%, 03/06/22	(Call 01/06/22)	3,458	3,459,591
2.71%, 03/06/25	(Call 12/06/24)	3,200	3,138,112
3.04%, 03/01/26	(Call 12/01/25)	3,320	3,319,137
3.18%, 03/15/24	(Call 12/15/23)	1,500	1,533,660
3.57%, 03/06/45	(Call 09/06/44)[b]	7,035	6,693,521
4.11%, 03/01/46	(Call 09/01/45)	4,112	4,277,795
Hess Corp.
3.50%, 07/15/24	(Call 04/15/24)	540	523,800
4.30%, 04/01/27	(Call 01/01/27)	1,992	1,992,000
5.60%, 02/15/41		5,560	5,705,950
5.80%, 04/01/47	(Call 10/01/46)	410	436,137
6.00%, 01/15/40		1,335	1,411,762
7.13%, 03/15/33		930	1,084,612
7.30%, 08/15/31		1,046	1,230,357
HollyFrontier Corp.
5.88%, 04/01/26	(Call 01/01/26)[b]	3,142	3,358,358

Security		Principal (000s)	Value
Husky Energy Inc.
3.95%, 04/15/22	(Call 01/15/22)	$925	$967,245
4.00%, 04/15/24	(Call 01/15/24)	490	502,451
6.15%, 06/15/19		700	759,920
6.80%, 09/15/37		1,015	1,248,359
7.25%, 12/15/19		3,370	3,816,289
Kerr-McGee Corp.
6.95%, 07/01/24		1,500	1,793,175
7.88%, 09/15/31		50	65,019
Marathon Oil Corp.
2.70%, 06/01/20	(Call 05/01/20)	500	497,500
2.80%, 11/01/22	(Call 08/01/22)	3,900	3,783,000
3.85%, 06/01/25	(Call 03/01/25)[b]	2,000	1,990,000
5.20%, 06/01/45	(Call 12/01/44)	3,005	3,016,269
5.90%, 03/15/18		175	182,000
6.00%, 10/01/17		2,248	2,298,546
6.60%, 10/01/37		1,081	1,251,257
6.80%, 03/15/32		25	29,219
Marathon Petroleum Corp.
2.70%, 12/14/18		1,000	1,012,030
3.40%, 12/15/20	(Call 11/15/20)	1,915	1,960,749
3.63%, 09/15/24	(Call 06/15/24)	100	98,971
4.75%, 09/15/44	(Call 03/15/44)	920	860,669
5.00%, 09/15/54	(Call 03/15/54)	190	168,108
5.13%, 03/01/21		4,600	5,005,398
5.85%, 12/15/45	(Call 06/15/45)	1,765	1,785,068
6.50%, 03/01/41	(Call 09/01/40)	2,500	2,825,950
Nabors Industries Inc.
4.63%, 09/15/21		125	127,969
5.00%, 09/15/20		1,500	1,561,875
5.10%, 09/15/23	(Call 06/15/23)	2,420	2,477,475
9.25%, 01/15/19		600	674,250
Nexen Energy ULC
6.20%, 07/30/19		2,015	2,186,356
6.40%, 05/15/37		2,774	3,426,778
7.50%, 07/30/39		6,450	9,004,780
Noble Energy Inc.
4.15%, 12/15/21	(Call 09/15/21)	2,905	3,051,615
5.05%, 11/15/44	(Call 05/15/44)	165	171,054
5.25%, 11/15/43	(Call 05/15/43)	3,990	4,219,505
6.00%, 03/01/41	(Call 09/01/40)	3,675	4,210,558
8.25%, 03/01/19		1,800	2,010,762

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Occidental Petroleum Corp.
2.60%, 04/15/22	(Call 03/15/22)	$2,134	$2,135,878
3.00%, 02/15/27	(Call 11/15/26)	1,155	1,122,545
3.13%, 02/15/22	(Call 11/15/21)	4,325	4,429,708
3.40%, 04/15/26	(Call 01/15/26)	2,940	2,947,291
3.50%, 06/15/25	(Call 03/15/25)	2,280	2,318,942
4.10%, 02/15/47	(Call 08/15/46)	4,550	4,468,419
4.40%, 04/15/46	(Call 10/15/45)	2,485	2,545,932
4.63%, 06/15/45	(Call 12/15/44)	930	981,568
Series 1
4.10%, 02/01/21	(Call 11/01/20)	1,520	1,614,559
Petro-Canada
5.35%, 07/15/33		25	27,924
5.95%, 05/15/35		25	29,722
6.05%, 05/15/18		150	157,521
6.80%, 05/15/38		2,395	3,129,403
Petroleos Mexicanos
3.13%, 01/23/19		750	757,717
3.50%, 07/18/18		1,650	1,677,274
3.50%, 07/23/20		250	252,113
3.50%, 01/30/23		6,745	6,398,509
4.25%, 01/15/25		1,000	950,220
4.50%, 01/23/26		5,700	5,378,748
4.88%, 01/24/22		3,520	3,597,510
4.88%, 01/18/24		4,850	4,858,585
5.38%, 03/13/22[e]		250	261,300
5.50%, 02/04/19		160	168,171
5.50%, 01/21/21		6,121	6,460,287
5.50%, 06/27/44		2,535	2,183,497
5.63%, 01/23/46		10,545	9,139,562
5.75%, 03/01/18		2,821	2,921,117
6.00%, 03/05/20		2,700	2,899,692
6.38%, 02/04/21		1,000	1,087,420
6.38%, 01/23/45		6,205	5,885,504
6.50%, 03/13/27[e]		500	531,360
6.50%, 06/02/41		10,519	10,210,793
6.63%, 06/15/35		4,394	4,423,616
6.63%, 06/15/38		2,900	2,888,719
6.75%, 09/21/47		5,061	5,033,164
Phillips 66
2.95%, 05/01/17		3,360	3,369,028
4.30%, 04/01/22		4,988	5,352,024
4.65%, 11/15/34	(Call 05/15/34)	765	790,536

Security		Principal (000s)	Value
4.88%, 11/15/44	(Call 05/15/44)	$3,320	$3,457,647
5.88%, 05/01/42		3,855	4,531,514
Pioneer Natural Resources Co.
3.45%, 01/15/21	(Call 12/15/20)	1,710	1,755,024
3.95%, 07/15/22	(Call 04/15/22)	4,975	5,196,338
4.45%, 01/15/26	(Call 10/15/25)	785	835,907
6.88%, 05/01/18		250	263,808
Shell International Finance BV
1.13%, 08/21/17		2,228	2,226,463
1.25%, 11/10/17		3,415	3,416,216
1.38%, 05/10/19		2,725	2,704,154
1.38%, 09/12/19		1,000	989,010
1.63%, 11/10/18		3,175	3,177,413
1.75%, 09/12/21[b]		1,000	973,790
1.88%, 05/10/21		2,798	2,745,398
2.00%, 11/15/18		5,451	5,486,595
2.13%, 05/11/20		5,453	5,476,121
2.25%, 11/10/20		1,385	1,387,590
2.25%, 01/06/23		2,100	2,046,744
2.38%, 08/21/22		3,560	3,506,102
2.50%, 09/12/26		2,250	2,115,765
2.88%, 05/10/26		1,500	1,457,910
3.25%, 05/11/25		3,903	3,932,234
3.40%, 08/12/23		1,125	1,161,934
3.63%, 08/21/42		2,215	2,030,513
3.75%, 09/12/46		2,375	2,224,021
4.00%, 05/10/46		2,847	2,774,971
4.13%, 05/11/35		6,315	6,487,905
4.30%, 09/22/19		11,075	11,738,835
4.38%, 03/25/20		2,350	2,511,327
4.38%, 05/11/45		6,730	6,943,947
4.55%, 08/12/43		7,580	7,996,673
5.50%, 03/25/40		749	891,782
6.38%, 12/15/38		3,029	3,961,720
Statoil ASA
1.15%, 05/15/18		500	498,065
1.95%, 11/08/18		1,200	1,204,824
2.45%, 01/17/23		804	789,681
2.65%, 01/15/24		1,200	1,180,980
3.13%, 08/17/17		3,675	3,706,245
3.15%, 01/23/22		7,150	7,334,398
3.70%, 03/01/24		1,000	1,045,390
3.95%, 05/15/43		3,227	3,186,372

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
4.80%, 11/08/43		$3,200	$3,570,848
5.10%, 08/17/40		2,000	2,285,360
5.25%, 04/15/19		10,510	11,243,493
7.15%, 01/15/29		600	806,184
7.75%, 06/15/23		500	634,105
Suncor Energy Inc.
3.60%, 12/01/24	(Call 09/01/24)	1,035	1,055,731
6.10%, 06/01/18		3,151	3,314,505
6.50%, 06/15/38		6,403	8,187,452
6.85%, 06/01/39		1,766	2,336,083
Tosco Corp.
7.80%, 01/01/27		2,200	2,854,588
8.13%, 02/15/30		725	1,007,047
Total Capital Canada Ltd.
2.75%, 07/15/23		269	267,857
Total Capital International SA
2.10%, 06/19/19		260	261,693
2.13%, 01/10/19		1,040	1,047,894
2.70%, 01/25/23		3,250	3,241,907
2.75%, 06/19/21		2,750	2,798,373
2.88%, 02/17/22		2,900	2,943,152
3.75%, 04/10/24		3,400	3,560,616
Total Capital SA
2.13%, 08/10/18		10,000	10,086,900
4.13%, 01/28/21		50	53,362
4.45%, 06/24/20		7,150	7,695,045
Valero Energy Corp.
3.40%, 09/15/26	(Call 06/15/26)	3,730	3,603,553
3.65%, 03/15/25		600	598,152
4.90%, 03/15/45		225	227,833
6.13%, 02/01/20		384	424,554
6.63%, 06/15/37		6,896	8,290,372
7.50%, 04/15/32		865	1,102,417
9.38%, 03/15/19		1,919	2,196,871
10.50%, 03/15/39		325	492,632
XTO Energy Inc.
5.50%, 06/15/18		2,700	2,837,214
6.75%, 08/01/37		525	721,891

			762,687,552
OIL & GAS SERVICES — 0.12%
Baker Hughes Inc.
3.20%, 08/15/21	(Call 05/15/21)	3,450	3,540,459
5.13%, 09/15/40		995	1,114,858

Security		Principal (000s)	Value
FMC Technologies Inc.
2.00%, 10/01/17		$50	$49,976
3.45%, 10/01/22	(Call 07/01/22)	2,025	2,025,162
Halliburton Co.
3.25%, 11/15/21	(Call 08/15/21)	382	391,485
3.50%, 08/01/23	(Call 05/01/23)	4,058	4,155,433
3.80%, 11/15/25	(Call 08/15/25)	6,818	6,997,313
4.50%, 11/15/41	(Call 05/15/41)	2,246	2,248,965
4.75%, 08/01/43	(Call 02/01/43)	1,301	1,355,707
4.85%, 11/15/35	(Call 05/15/35)	645	692,111
5.00%, 11/15/45	(Call 05/15/45)	6,118	6,642,802
6.15%, 09/15/19		3,450	3,811,767
6.70%, 09/15/38		770	970,438
7.45%, 09/15/39		3,018	4,086,402
National Oilwell Varco Inc.
2.60%, 12/01/22	(Call 09/01/22)	5,369	5,145,703
3.95%, 12/01/42	(Call 06/01/42)	1,965	1,621,852
Oceaneering International Inc.
4.65%, 11/15/24	(Call 08/15/24)	1,700	1,723,834
Schlumberger Investment SA
3.65%, 12/01/23	(Call 09/01/23)	3,290	3,445,716

			50,019,983
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
3.10%, 09/15/26	(Call 06/15/26)	825	795,110
4.50%, 10/15/21	(Call 07/15/21)	1,500	1,592,625
6.80%, 08/01/19		525	578,088
Packaging Corp. of America
3.65%, 09/15/24	(Call 06/15/24)	200	203,044
3.90%, 06/15/22	(Call 03/15/22)	750	784,950
4.50%, 11/01/23	(Call 08/01/23)	2,000	2,126,340
Sonoco Products Co.
4.38%, 11/01/21	(Call 08/01/21)	820	859,327
5.75%, 11/01/40	(Call 05/01/40)	2,978	3,380,268
WestRock MWV LLC
7.95%, 02/15/31		975	1,307,309
8.20%, 01/15/30		40	53,721
WestRock RKT Co.
3.50%, 03/01/20		500	514,225
4.00%, 03/01/23	(Call 12/01/22)	900	930,474
4.90%, 03/01/22		1,575	1,708,466

			14,833,947

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
PHARMACEUTICALS — 1.27%
AbbVie Inc.
1.80%, 05/14/18		$4,145	$4,154,492
2.00%, 11/06/18		5,350	5,374,557
2.30%, 05/14/21	(Call 04/14/21)	1,020	1,007,678
2.50%, 05/14/20	(Call 04/14/20)	3,055	3,071,619
2.85%, 05/14/23	(Call 03/14/23)	3,500	3,433,710
2.90%, 11/06/22		7,543	7,498,194
3.20%, 11/06/22	(Call 09/06/22)	7,806	7,876,255
3.20%, 05/14/26	(Call 02/14/26)	2,030	1,951,845
3.60%, 05/14/25	(Call 02/14/25)	3,296	3,289,573
4.30%, 05/14/36	(Call 11/14/35)	1,560	1,519,487
4.40%, 11/06/42		3,949	3,787,526
4.45%, 05/14/46	(Call 11/14/45)	1,685	1,630,794
4.50%, 05/14/35	(Call 11/14/34)	12,775	12,772,445
4.70%, 05/14/45	(Call 11/14/44)	8,710	8,724,806
Actavis Funding SCS
2.35%, 03/12/18		2,536	2,552,661
3.00%, 03/12/20	(Call 02/12/20)	7,913	8,056,146
3.45%, 03/15/22	(Call 01/15/22)	4,545	4,641,081
3.80%, 03/15/25	(Call 12/15/24)	9,734	9,830,269
3.85%, 06/15/24	(Call 03/15/24)	3,085	3,137,198
4.55%, 03/15/35	(Call 09/15/34)	7,719	7,774,191
4.75%, 03/15/45	(Call 09/15/44)	3,303	3,348,482
4.85%, 06/15/44	(Call 12/15/43)	1,530	1,561,242
Actavis Inc.
1.88%, 10/01/17		3,250	3,257,592
3.25%, 10/01/22	(Call 07/01/22)	5,450	5,492,238
4.63%, 10/01/42	(Call 04/01/42)	3,200	3,176,896
6.13%, 08/15/19		857	936,238
Allergan Inc./U.S.
1.35%, 03/15/18		750	746,340
2.80%, 03/15/23	(Call 12/15/22)	4,400	4,262,676
3.38%, 09/15/20		5,647	5,790,603
AmerisourceBergen Corp.
3.40%, 05/15/24	(Call 02/15/24)	2,750	2,787,043
3.50%, 11/15/21	(Call 08/15/21)	60	62,062
4.25%, 03/01/45	(Call 09/01/44)	75	73,451
4.88%, 11/15/19		300	320,988
AstraZeneca PLC
1.75%, 11/16/18		3,250	3,257,735
1.95%, 09/18/19		250	249,810
2.38%, 11/16/20		2,100	2,105,439

Security		Principal (000s)	Value
3.38%, 11/16/25		$4,700	$4,730,550
4.00%, 09/18/42		1,180	1,149,780
4.38%, 11/16/45		2,790	2,871,831
6.45%, 09/15/37		7,133	9,340,735
Bristol-Myers Squibb Co.
0.88%, 08/01/17		1,600	1,598,349
2.00%, 08/01/22		4,861	4,728,441
3.25%, 11/01/23		1,950	2,011,327
3.25%, 02/27/27		1,665	1,666,249
3.25%, 08/01/42		1,750	1,550,535
5.88%, 11/15/36		2,290	2,871,293
Cardinal Health Inc.
1.70%, 03/15/18		3,600	3,604,068
1.95%, 06/15/18		1,600	1,604,208
3.20%, 06/15/22		2,850	2,885,625
3.50%, 11/15/24	(Call 08/15/24)	1,000	1,017,350
3.75%, 09/15/25	(Call 06/15/25)	840	869,190
4.50%, 11/15/44	(Call 05/15/44)	2,100	2,092,314
4.60%, 03/15/43		974	979,396
4.90%, 09/15/45	(Call 03/15/45)	212	224,249
Eli Lilly & Co.
1.25%, 03/01/18		749	748,491
1.95%, 03/15/19		2,690	2,706,974
2.75%, 06/01/25	(Call 03/01/25)	685	679,588
3.70%, 03/01/45	(Call 09/01/44)	800	767,312
5.50%, 03/15/27		700	840,973
5.55%, 03/15/37		3,223	3,924,261
Express Scripts Holding Co.
2.25%, 06/15/19		2,696	2,702,956
3.00%, 07/15/23	(Call 05/15/23)	500	485,455
3.30%, 02/25/21	(Call 01/25/21)	200	203,936
3.40%, 03/01/27	(Call 12/01/26)	4,500	4,272,525
3.50%, 06/15/24	(Call 03/15/24)	1,350	1,324,890
3.90%, 02/15/22		4,754	4,932,228
4.50%, 02/25/26	(Call 11/27/25)[b]	3,655	3,797,252
4.75%, 11/15/21		2,850	3,067,113
4.80%, 07/15/46	(Call 01/15/46)	600	583,818
6.13%, 11/15/41		3,195	3,653,035
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23		1,401	1,405,147
4.20%, 03/18/43		510	529,191
5.65%, 05/15/18		6,544	6,870,742
6.38%, 05/15/38		7,325	9,685,188

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
GlaxoSmithKline Capital PLC
2.85%, 05/08/22		$7,520	$7,624,453
Johnson & Johnson
1.13%, 11/21/17		157	157,002
1.65%, 12/05/18		2,899	2,913,582
1.65%, 03/01/21	(Call 02/01/21)	1,966	1,943,253
1.88%, 12/05/19		50	50,328
2.05%, 03/01/23	(Call 01/01/23)	1,450	1,410,603
2.45%, 12/05/21		65	66,191
2.45%, 03/01/26	(Call 12/01/25)	5,861	5,664,774
2.95%, 09/01/20		130	134,995
3.38%, 12/05/23		3,700	3,890,402
3.55%, 05/15/21		1,500	1,587,375
3.55%, 03/01/36	(Call 09/01/35)	3,405	3,408,712
3.70%, 03/01/46	(Call 09/01/45)	3,925	3,894,699
4.38%, 12/05/33	(Call 06/05/33)	2,160	2,391,876
4.50%, 09/01/40		695	773,069
4.50%, 12/05/43	(Call 06/05/43)	113	126,755
4.85%, 05/15/41		850	992,502
4.95%, 05/15/33		125	146,344
5.15%, 07/15/18		1,500	1,578,060
5.55%, 08/15/17		3,800	3,877,820
5.85%, 07/15/38		35	45,930
5.95%, 08/15/37		3,295	4,338,724
6.95%, 09/01/29		540	736,150
McKesson Corp.
1.40%, 03/15/18		1,676	1,672,497
2.28%, 03/15/19		525	527,935
2.70%, 12/15/22	(Call 09/15/22)	2,175	2,127,476
2.85%, 03/15/23	(Call 12/15/22)	2,300	2,262,349
3.80%, 03/15/24	(Call 12/15/23)	1,025	1,058,600
4.75%, 03/01/21	(Call 12/01/20)	1,775	1,907,593
4.88%, 03/15/44	(Call 09/15/43)	325	335,813
6.00%, 03/01/41	(Call 09/01/40)	2,090	2,440,535
7.50%, 02/15/19		3,050	3,359,941
Mead Johnson Nutrition Co.
3.00%, 11/15/20		1,825	1,861,938
4.13%, 11/15/25	(Call 08/15/25)	470	495,131
4.60%, 06/01/44	(Call 12/01/43)	2,124	2,213,590
5.90%, 11/01/39		1,800	2,132,190
Medco Health Solutions Inc.
4.13%, 09/15/20		500	522,605

Security		Principal (000s)	Value
Merck & Co. Inc.
1.30%, 05/18/18		$3,200	$3,199,680
1.85%, 02/10/20[b]		1,000	1,003,580
2.35%, 02/10/22		100	99,965
2.40%, 09/15/22	(Call 06/15/22)	250	248,520
2.75%, 02/10/25	(Call 11/10/24)	3,120	3,089,362
2.80%, 05/18/23		9,714	9,806,283
3.60%, 09/15/42	(Call 03/15/42)	650	616,609
3.70%, 02/10/45	(Call 08/10/44)	4,695	4,532,224
3.88%, 01/15/21	(Call 10/15/20)	4,677	4,971,745
4.15%, 05/18/43		3,795	3,918,831
6.50%, 12/01/33		1,965	2,581,420
6.55%, 09/15/37		1,770	2,385,747
Merck Sharp & Dohme Corp.
5.00%, 06/30/19		3,168	3,410,574
5.85%, 06/30/39		25	31,467
5.95%, 12/01/28		1,605	1,978,179
Mylan Inc.
2.60%, 06/24/18		50	50,201
5.40%, 11/29/43	(Call 05/29/43)	2,420	2,449,330
Mylan NV
2.50%, 06/07/19		400	400,244
3.00%, 12/15/18		2,500	2,522,750
3.95%, 06/15/26	(Call 03/15/26)	3,500	3,418,135
5.25%, 06/15/46	(Call 12/15/45)	5,600	5,603,864
Novartis Capital Corp.
1.80%, 02/14/20		1,250	1,250,288
2.40%, 05/17/22	(Call 04/17/22)	1,500	1,498,935
2.40%, 09/21/22		3,949	3,932,572
3.00%, 11/20/25	(Call 08/20/25)	2,000	2,004,960
3.10%, 05/17/27	(Call 02/17/27)	1,650	1,655,511
3.40%, 05/06/24		3,578	3,704,411
3.70%, 09/21/42		1,748	1,692,256
4.00%, 11/20/45	(Call 05/20/45)	3,425	3,489,733
4.40%, 05/06/44		5,868	6,367,132
Novartis Securities Investment Ltd.
5.13%, 02/10/19		10,835	11,563,545
Owens & Minor Inc.
3.88%, 09/15/21		800	809,864
4.38%, 12/15/24	(Call 09/15/24)	3,650	3,697,815
Perrigo Co. PLC
2.30%, 11/08/18		500	501,210
4.00%, 11/15/23	(Call 08/15/23)	2,380	2,425,006

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Perrigo Finance Unlimited Co.
3.50%, 03/15/21	(Call 02/15/21)	$265	$269,452
3.50%, 12/15/21	(Call 10/15/21)	1,700	1,710,982
3.90%, 12/15/24	(Call 09/15/24)	1,200	1,194,432
4.38%, 03/15/26	(Call 12/15/25)	1,800	1,831,266
4.90%, 12/15/44	(Call 06/15/44)	1,000	971,740
Pfizer Inc.
1.50%, 06/15/18		8,810	8,829,030
1.95%, 06/03/21		2,800	2,782,500
2.10%, 05/15/19		1,113	1,124,531
2.20%, 12/15/21		1,500	1,497,960
2.75%, 06/03/26		1,485	1,447,994
3.00%, 06/15/23		500	513,265
3.00%, 12/15/26		2,500	2,476,975
3.40%, 05/15/24		1,830	1,901,223
4.00%, 12/15/36		1,350	1,370,183
4.13%, 12/15/46		2,350	2,392,135
4.30%, 06/15/43		4,800	5,003,328
4.40%, 05/15/44		2,480	2,623,790
5.60%, 09/15/40		1,000	1,226,660
7.20%, 03/15/39		3,760	5,427,673
Pharmacia LLC
6.50%, 12/01/18		950	1,029,515
6.60%, 12/01/28		5,880	7,631,828
Sanofi
1.25%, 04/10/18		2,800	2,798,656
4.00%, 03/29/21		2,633	2,804,645
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19		1,500	1,488,210
2.40%, 09/23/21	(Call 08/23/21)	3,015	2,947,946
2.88%, 09/23/23	(Call 07/23/23)	2,675	2,594,670
3.20%, 09/23/26	(Call 06/23/26)	7,294	6,945,493
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22		350	338,786
Series 2
3.65%, 11/10/21		4,834	4,903,706
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36		40	44,922
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21		2,855	2,897,083

Security		Principal (000s)	Value
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20		$2,750	$2,719,227
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18		1,750	1,737,488
1.70%, 07/19/19		5,635	5,551,095
2.20%, 07/21/21		3,615	3,484,860
2.80%, 07/21/23		4,645	4,401,509
3.15%, 10/01/26[b]		5,319	4,915,660
4.10%, 10/01/46[b]		6,920	6,023,721
Wyeth LLC
5.95%, 04/01/37		3,400	4,265,028
6.00%, 02/15/36		555	692,457
6.45%, 02/01/24		1,100	1,337,270
6.50%, 02/01/34		558	724,669
Zoetis Inc.
3.25%, 02/01/23	(Call 11/01/22)	1,864	1,884,299
3.45%, 11/13/20	(Call 10/13/20)	970	998,790
4.50%, 11/13/25	(Call 08/13/25)	1,090	1,170,551
4.70%, 02/01/43	(Call 08/01/42)	5,725	5,810,875

			536,811,745
PIPELINES — 0.95%
Boardwalk Pipelines LP
3.38%, 02/01/23	(Call 11/01/22)	3,500	3,454,885
4.45%, 07/15/27	(Call 04/15/27)	1,260	1,290,303
5.75%, 09/15/19		500	540,110
5.95%, 06/01/26	(Call 03/01/26)	1,095	1,239,573
Buckeye Partners LP
2.65%, 11/15/18	(Call 10/15/18)	1,650	1,662,507
3.95%, 12/01/26	(Call 09/01/26)	465	462,368
4.15%, 07/01/23	(Call 04/01/23)	2,975	3,054,284
4.35%, 10/15/24	(Call 07/15/24)	1,000	1,032,030
4.88%, 02/01/21	(Call 11/01/20)	300	318,867
5.60%, 10/15/44	(Call 04/15/44)	950	994,650
5.85%, 11/15/43	(Call 05/15/43)	1,150	1,219,725
Columbia Pipeline Group Inc.
4.50%, 06/01/25	(Call 03/01/25)	3,543	3,764,756
5.80%, 06/01/45	(Call 12/01/44)	1,050	1,244,135
El Paso Natural Gas Co. LLC
8.38%, 06/15/32		525	669,139
8.63%, 01/15/22		3,425	4,209,941

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Enable Midstream Partners LP
2.40%, 05/15/19	(Call 04/15/19)	$1,150	$1,139,937
3.90%, 05/15/24	(Call 02/15/24)	675	658,125
5.00%, 05/15/44	(Call 11/15/43)	40	37,150
Enbridge Energy Partners LP
4.20%, 09/15/21	(Call 06/15/21)	1,900	1,989,091
4.38%, 10/15/20	(Call 09/15/20)	1,050	1,107,981
5.20%, 03/15/20		625	670,175
5.50%, 09/15/40	(Call 03/15/40)	435	440,233
5.88%, 10/15/25	(Call 07/15/25)	3,000	3,396,780
7.38%, 10/15/45	(Call 04/15/45)	1,000	1,235,240
9.88%, 03/01/19		400	457,744
Series B
6.50%, 04/15/18		1,250	1,311,637
7.50%, 04/15/38		1,120	1,367,285
Enbridge Inc.
3.50%, 06/10/24	(Call 03/10/24)	3,450	3,417,674
4.25%, 12/01/26	(Call 09/01/26)	775	800,079
4.50%, 06/10/44	(Call 12/10/43)	1,355	1,279,147
5.50%, 12/01/46	(Call 05/29/46)	1,475	1,593,664
Energy Transfer Partners LP
2.50%, 06/15/18		575	579,134
3.60%, 02/01/23	(Call 11/01/22)	4,995	4,992,253
4.15%, 10/01/20	(Call 08/01/20)	2,275	2,377,284
4.65%, 06/01/21	(Call 03/01/21)	1,738	1,842,888
4.75%, 01/15/26	(Call 10/15/25)	1,025	1,072,222
4.90%, 03/15/35	(Call 09/15/34)	1,290	1,252,074
5.15%, 02/01/43	(Call 08/01/42)	380	366,362
5.15%, 03/15/45	(Call 09/15/44)	5,555	5,416,125
5.20%, 02/01/22	(Call 11/01/21)	3,470	3,755,685
5.95%, 10/01/43	(Call 04/01/43)	25	26,552
6.05%, 06/01/41	(Call 12/01/40)	335	359,619
6.13%, 12/15/45	(Call 06/15/45)	2,525	2,781,641
6.50%, 02/01/42	(Call 08/01/41)	4,575	5,161,332
6.63%, 10/15/36		30	34,220
6.70%, 07/01/18		1,715	1,818,432
7.50%, 07/01/38		725	884,543
7.60%, 02/01/24	(Call 11/01/23)	3,000	3,388,080
9.70%, 03/15/19		2,462	2,808,920
EnLink Midstream Partners LP
4.15%, 06/01/25	(Call 03/01/25)	1,000	1,000,000
4.40%, 04/01/24	(Call 01/01/24)	3,043	3,107,664
4.85%, 07/15/26	(Call 04/15/26)	500	524,375

Security		Principal (000s)	Value
5.05%, 04/01/45	(Call 10/01/44)	$586	$558,897
5.60%, 04/01/44	(Call 10/01/43)	360	366,300
Enterprise Products Operating LLC
2.55%, 10/15/19	(Call 09/15/19)	2,235	2,261,038
2.85%, 04/15/21	(Call 03/15/21)	1,065	1,077,578
3.35%, 03/15/23	(Call 12/15/22)	2,450	2,488,710
3.70%, 02/15/26	(Call 11/15/25)[b]	2,749	2,783,335
3.75%, 02/15/25	(Call 11/15/24)	3,525	3,584,079
3.90%, 02/15/24	(Call 11/15/23)	3,580	3,709,489
3.95%, 02/15/27	(Call 11/15/26)[b]	870	895,282
4.45%, 02/15/43	(Call 08/15/42)	55	53,714
4.85%, 08/15/42	(Call 02/15/42)	3,743	3,859,033
4.85%, 03/15/44	(Call 09/15/43)	4,741	4,913,999
4.90%, 05/15/46	(Call 11/15/45)	2,145	2,250,255
4.95%, 10/15/54	(Call 04/15/54)	125	127,201
5.10%, 02/15/45	(Call 08/15/44)	5,103	5,459,598
5.25%, 01/31/20		540	584,096
5.95%, 02/01/41		1,930	2,240,035
6.13%, 10/15/39		1,480	1,740,835
6.45%, 09/01/40		610	747,409
6.50%, 01/31/19		2,600	2,818,946
7.55%, 04/15/38		280	371,876
Series D
6.88%, 03/01/33		265	328,926
Series H
6.65%, 10/15/34		2,025	2,491,742
EQT Midstream Partners LP
4.00%, 08/01/24	(Call 05/01/24)	1,650	1,656,187
Kinder Morgan Energy Partners LP
2.65%, 02/01/19		2,050	2,067,937
3.45%, 02/15/23	(Call 11/15/22)	1,325	1,319,395
3.50%, 03/01/21	(Call 01/01/21)	1,610	1,642,844
3.50%, 09/01/23	(Call 06/01/23)	2,050	2,028,332
3.95%, 09/01/22	(Call 06/01/22)	1,334	1,375,381
4.15%, 02/01/24	(Call 11/01/23)	6,008	6,129,662
4.25%, 09/01/24	(Call 06/01/24)	25	25,579
4.30%, 05/01/24	(Call 02/01/24)	1,010	1,036,018
4.70%, 11/01/42	(Call 05/01/42)	55	51,869
5.00%, 10/01/21	(Call 07/01/21)	1,939	2,092,530
5.00%, 08/15/42	(Call 02/15/42)	105	102,812
5.00%, 03/01/43	(Call 09/01/42)	65	63,861
5.30%, 09/15/20		2,635	2,865,378
5.40%, 09/01/44	(Call 03/01/44)	1,205	1,231,811

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.50%, 03/01/44	(Call 09/01/43)	$1,815	$1,882,827
5.63%, 09/01/41		2,300	2,358,236
5.80%, 03/15/35		25	26,700
6.38%, 03/01/41		50	55,409
6.50%, 04/01/20		1,767	1,967,095
6.50%, 02/01/37		25	27,730
6.50%, 09/01/39		505	566,731
6.55%, 09/15/40		715	809,151
6.85%, 02/15/20		750	837,315
6.95%, 01/15/38		3,170	3,762,790
7.30%, 08/15/33		525	625,228
7.40%, 03/15/31		75	90,190
7.50%, 11/15/40		1,117	1,374,737
9.00%, 02/01/19		150	168,796
Kinder Morgan Inc./DE
3.05%, 12/01/19	(Call 11/01/19)	1,360	1,383,514
4.30%, 06/01/25	(Call 03/01/25)[b]	5,670	5,822,863
5.05%, 02/15/46	(Call 08/15/45)	4,730	4,706,492
5.30%, 12/01/34	(Call 06/01/34)	6,965	7,180,079
5.55%, 06/01/45	(Call 12/01/44)	4,148	4,381,864
7.25%, 06/01/18		150	159,717
7.75%, 01/15/32		150	189,174
7.80%, 08/01/31		425	541,599
Magellan Midstream Partners LP
3.20%, 03/15/25	(Call 12/15/24)	200	194,574
4.20%, 12/01/42	(Call 06/01/42)	400	369,524
4.20%, 03/15/45	(Call 09/15/44)	225	208,435
4.25%, 02/01/21		2,000	2,118,620
4.25%, 09/15/46	(Call 03/15/46)	535	513,691
5.00%, 03/01/26	(Call 12/01/25)	2,500	2,762,675
5.15%, 10/15/43	(Call 04/15/43)	525	564,842
6.40%, 05/01/37		1,250	1,505,625
6.55%, 07/15/19		350	385,304
MPLX LP
4.13%, 03/01/27	(Call 12/01/26)	250	252,650
4.50%, 07/15/23	(Call 04/15/23)	2,000	2,100,280
4.88%, 12/01/24	(Call 09/01/24)	4,020	4,285,280
5.20%, 03/01/47	(Call 09/01/46)	115	117,713
5.50%, 02/15/23	(Call 08/15/17)	3,050	3,180,723
ONEOK Partners LP
2.00%, 10/01/17	(Call 09/01/17)	1,650	1,652,460
3.20%, 09/15/18	(Call 08/15/18)	4,000	4,076,440
3.38%, 10/01/22	(Call 07/01/22)	2,900	2,911,020

Security		Principal (000s)	Value
4.90%, 03/15/25	(Call 12/15/24)	$511	$546,985
6.13%, 02/01/41	(Call 08/01/40)	3,775	4,285,456
6.20%, 09/15/43	(Call 03/15/43)	50	57,454
6.65%, 10/01/36		1,150	1,338,232
6.85%, 10/15/37		750	885,600
Phillips 66 Partners LP
2.65%, 02/15/20	(Call 01/15/20)	2,500	2,505,175
4.68%, 02/15/45	(Call 08/15/44)	35	33,181
4.90%, 10/01/46	(Call 04/01/46)	50	49,304
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19	(Call 11/15/19)	2,835	2,837,211
2.85%, 01/31/23	(Call 10/31/22)	100	96,380
3.60%, 11/01/24	(Call 08/01/24)	2,393	2,335,209
3.65%, 06/01/22	(Call 03/01/22)	2,308	2,347,098
3.85%, 10/15/23	(Call 07/15/23)	410	413,911
4.65%, 10/15/25	(Call 07/15/25)	5,650	5,877,695
4.70%, 06/15/44	(Call 12/15/43)	721	669,268
4.90%, 02/15/45	(Call 08/15/44)	1,015	968,330
5.00%, 02/01/21	(Call 11/01/20)	3,575	3,839,014
5.15%, 06/01/42	(Call 12/01/41)	1,455	1,405,588
6.50%, 05/01/18		1,047	1,100,889
6.65%, 01/15/37		933	1,049,205
8.75%, 05/01/19		640	723,494
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	(Call 08/01/23)	325	338,124
5.00%, 10/01/22	(Call 07/01/22)	4,647	4,977,216
5.50%, 04/15/23	(Call 10/15/17)	2,000	2,085,940
5.75%, 09/01/20	(Call 06/01/20)	2,200	2,393,996
5.88%, 03/01/22	(Call 12/01/21)	2,000	2,218,000
Sabine Pass Liquefaction LLC
4.20%, 03/15/28[e]		895	894,132
5.00%, 03/15/27	(Call 09/15/26)[e]	4,000	4,240,000
5.63%, 02/01/21	(Call 11/01/20)	6,000	6,525,000
5.63%, 04/15/23	(Call 01/15/23)	1,500	1,651,875
5.63%, 03/01/25	(Call 12/01/24)	5,500	6,056,875
5.75%, 05/15/24	(Call 02/15/24)	1,000	1,107,500
5.88%, 06/30/26	(Call 12/31/25)[e]	1,500	1,681,875
Southern Natural Gas Co. LLC
8.00%, 03/01/32		1,030	1,351,185
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21	(Call 03/15/21)	2,865	3,041,799

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Spectra Energy Capital LLC
3.30%, 03/15/23	(Call 12/15/22)	$2,814	$2,780,485
6.20%, 04/15/18		150	156,075
7.50%, 09/15/38		475	588,725
8.00%, 10/01/19		1,900	2,146,335
Spectra Energy Partners LP
2.95%, 09/25/18	(Call 08/25/18)	1,256	1,272,931
3.38%, 10/15/26	(Call 07/15/26)	175	168,948
3.50%, 03/15/25	(Call 12/15/24)	2,380	2,343,919
4.50%, 03/15/45	(Call 09/15/44)	3,535	3,424,708
4.60%, 06/15/21	(Call 03/15/21)	742	788,249
5.95%, 09/25/43	(Call 03/25/43)	290	333,581
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	(Call 10/15/22)	1,770	1,768,743
3.90%, 07/15/26	(Call 04/15/26)	390	385,059
4.65%, 02/15/22		1,986	2,108,993
5.30%, 04/01/44	(Call 10/01/43)	2,563	2,590,501
5.35%, 05/15/45	(Call 11/15/44)	1,005	1,015,884
6.10%, 02/15/42		1,700	1,815,481
6.85%, 02/15/40		290	327,926
TC PipeLines LP
4.38%, 03/13/25	(Call 12/13/24)	1,225	1,252,109
4.65%, 06/15/21	(Call 03/15/21)	1,030	1,085,054
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		2,935	3,509,027
Texas Eastern Transmission LP
7.00%, 07/15/32		190	232,866
TransCanada PipeLines Ltd.
1.63%, 11/09/17		41	41,025
2.50%, 08/01/22		1,700	1,677,407
3.13%, 01/15/19		1,125	1,147,950
3.75%, 10/16/23	(Call 07/16/23)[b]	1,750	1,823,885
3.80%, 10/01/20		1,045	1,093,039
4.63%, 03/01/34	(Call 12/01/33)	2,859	3,070,795
4.88%, 01/15/26	(Call 10/15/25)[b]	2,945	3,306,381
5.00%, 10/16/43	(Call 04/16/43)	151	168,721
5.60%, 03/31/34		700	810,684
5.85%, 03/15/36		2,150	2,615,088
6.10%, 06/01/40		2,355	2,950,273
6.50%, 08/15/18		400	426,576
7.13%, 01/15/19		2,544	2,773,520
7.25%, 08/15/38		2,546	3,532,346
7.63%, 01/15/39		3,467	5,009,989

Security		Principal (000s)	Value
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42	(Call 02/01/42)	$5	$4,673
5.40%, 08/15/41	(Call 02/15/41)	1,215	1,295,530
7.85%, 02/01/26	(Call 11/01/25)	3,225	4,134,385
Western Gas Partners LP
4.00%, 07/01/22	(Call 04/01/22)	3,750	3,871,875
4.65%, 07/01/26	(Call 04/01/26)	1,000	1,046,250
5.38%, 06/01/21	(Call 03/01/21)	2,250	2,430,000
5.45%, 04/01/44	(Call 10/01/43)	35	37,056
Williams Partners LP
3.35%, 08/15/22	(Call 05/15/22)	950	953,211
3.60%, 03/15/22	(Call 01/15/22)	2,302	2,346,406
3.90%, 01/15/25	(Call 10/15/24)	1,200	1,203,684
4.00%, 11/15/21	(Call 08/15/21)	1,750	1,822,695
4.00%, 09/15/25	(Call 06/15/25)	3,015	3,049,673
4.13%, 11/15/20	(Call 08/15/20)	2,305	2,421,771
4.30%, 03/04/24	(Call 12/04/23)	3,198	3,307,212
4.90%, 01/15/45	(Call 07/15/44)	1,600	1,571,280
5.10%, 09/15/45	(Call 03/15/45)	25	25,344
5.25%, 03/15/20		1,275	1,379,116
5.40%, 03/04/44	(Call 09/04/43)	40	41,665
5.80%, 11/15/43	(Call 05/15/43)	1,003	1,087,723
6.30%, 04/15/40		4,138	4,729,113
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23	(Call 12/15/17)	3,463	3,578,768
4.88%, 03/15/24	(Call 03/15/19)	2,750	2,839,980

			400,777,566
REAL ESTATE — 0.02%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	(Call 01/15/23)	500	505,890
Brookfield Asset Management Inc.
4.00%, 01/15/25	(Call 10/15/24)	1,150	1,147,619
CBRE Services Inc.
4.88%, 03/01/26	(Call 12/01/25)	3,829	3,965,734
5.25%, 03/15/25	(Call 12/15/24)	2,050	2,159,695
Prologis LP
3.35%, 02/01/21	(Call 11/01/20)	113	116,282
3.75%, 11/01/25	(Call 08/01/25)	415	428,222
4.25%, 08/15/23	(Call 05/15/23)	1,750	1,871,817

			10,195,259

112	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.66%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	(Call 12/15/19)	$1,000	$1,004,810
3.90%, 06/15/23	(Call 03/15/23)	500	512,475
4.30%, 01/15/26	(Call 10/15/25)	40	41,141
4.50%, 07/30/29	(Call 04/30/29)	20	20,575
4.60%, 04/01/22	(Call 01/01/22)	1,700	1,813,679
American Tower Corp.
2.25%, 01/15/22		1,265	1,216,829
3.13%, 01/15/27	(Call 10/15/26)	2,200	2,057,132
3.30%, 02/15/21	(Call 01/15/21)	425	430,937
3.38%, 10/15/26	(Call 07/15/26)	885	846,556
3.40%, 02/15/19		2,265	2,315,985
3.45%, 09/15/21		800	815,080
3.50%, 01/31/23		4,050	4,072,964
4.00%, 06/01/25	(Call 03/01/25)	3,325	3,357,917
4.40%, 02/15/26	(Call 11/15/25)	105	108,607
4.70%, 03/15/22		3,368	3,601,301
5.00%, 02/15/24		4,470	4,831,221
AvalonBay Communities Inc.
2.85%, 03/15/23	(Call 12/15/22)	500	493,735
2.95%, 09/15/22	(Call 06/15/22)	2,100	2,111,088
2.95%, 05/11/26	(Call 02/11/26)	500	484,515
3.45%, 06/01/25	(Call 03/03/25)	1,150	1,163,915
3.50%, 11/15/25	(Call 08/15/25)	230	232,597
3.63%, 10/01/20	(Call 07/01/20)	190	197,207
3.95%, 01/15/21	(Call 10/15/20)	1,700	1,781,532
4.20%, 12/15/23	(Call 09/16/23)	250	265,885
Boston Properties LP
3.13%, 09/01/23	(Call 06/01/23)	3,625	3,614,922
3.65%, 02/01/26	(Call 11/03/25)	1,645	1,648,290
3.70%, 11/15/18	(Call 08/17/18)	2,756	2,831,018
3.80%, 02/01/24	(Call 11/01/23)	2,863	2,943,594
3.85%, 02/01/23	(Call 11/01/22)	626	650,201
4.13%, 05/15/21	(Call 02/15/21)	150	158,285
5.63%, 11/15/20	(Call 08/15/20)	675	745,895
5.88%, 10/15/19	(Call 07/17/19)	3,025	3,286,904
Brandywine Operating Partnership LP
3.95%, 02/15/23	(Call 11/15/22)	710	712,535
4.55%, 10/01/29	(Call 07/01/29)	715	717,252
Brixmor Operating Partnership LP
4.13%, 06/15/26	(Call 03/15/26)	300	304,311

Security		Principal (000s)	Value
Camden Property Trust
2.95%, 12/15/22	(Call 09/15/22)	$875	$862,015
4.25%, 01/15/24	(Call 10/15/23)	1,150	1,196,690
4.63%, 06/15/21	(Call 03/15/21)	122	130,287
CBL & Associates LP
4.60%, 10/15/24	(Call 07/15/24)	1,000	936,390
5.25%, 12/01/23	(Call 09/01/23)	4,200	4,201,638
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23		1,200	1,227,012
Corporate Office Properties LP
3.60%, 05/15/23	(Call 02/15/23)	2,250	2,199,375
3.70%, 06/15/21	(Call 04/15/21)	2,650	2,709,466
5.25%, 02/15/24	(Call 11/15/23)	940	995,385
Crown Castle International Corp.
2.25%, 09/01/21	(Call 08/01/21)	1,279	1,244,979
3.40%, 02/15/21	(Call 01/15/21)	2,370	2,418,466
3.70%, 06/15/26	(Call 03/15/26)	855	841,209
4.45%, 02/15/26	(Call 11/15/25)	1,000	1,040,090
5.25%, 01/15/23		6,550	7,160,330
CubeSmart LP
3.13%, 09/01/26	(Call 06/01/26)	500	475,225
4.38%, 12/15/23	(Call 09/15/23)	500	522,570
DDR Corp.
3.38%, 05/15/23	(Call 02/15/23)	3,500	3,420,550
3.50%, 01/15/21	(Call 11/15/20)	20	20,303
3.63%, 02/01/25	(Call 11/01/24)	515	500,225
4.25%, 02/01/26	(Call 11/01/25)	1,217	1,224,338
4.63%, 07/15/22	(Call 04/15/22)	150	158,376
Digital Realty Trust LP
3.40%, 10/01/20	(Call 09/01/20)	1,000	1,023,920
3.63%, 10/01/22	(Call 07/03/22)	3,350	3,409,965
4.75%, 10/01/25	(Call 07/01/25)	1,300	1,364,194
5.25%, 03/15/21	(Call 12/15/20)	1,650	1,794,424
Duke Realty LP
3.88%, 02/15/21	(Call 12/15/20)	850	885,267
3.88%, 10/15/22	(Call 07/15/22)	1,750	1,826,912
4.38%, 06/15/22	(Call 03/15/22)	1,345	1,439,325
EPR Properties
4.50%, 04/01/25	(Call 01/01/25)	1,000	998,000
4.75%, 12/15/26	(Call 09/15/26)	1,775	1,790,247
5.75%, 08/15/22	(Call 05/15/22)	325	354,653
Equity One Inc.
3.75%, 11/15/22	(Call 08/15/22)	200	204,590

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
ERP Operating LP
2.85%, 11/01/26	(Call 08/01/26)	$1,775	$1,683,215
3.00%, 04/15/23	(Call 01/15/23)	50	49,657
3.38%, 06/01/25	(Call 03/01/25)	8	7,977
4.50%, 07/01/44	(Call 01/01/44)	2,565	2,671,114
4.50%, 06/01/45	(Call 12/01/44)	680	704,154
4.63%, 12/15/21	(Call 09/15/21)	162	175,681
4.75%, 07/15/20	(Call 04/15/20)	5,490	5,876,057
Essex Portfolio LP
3.38%, 01/15/23	(Call 10/15/22)	20	20,187
3.38%, 04/15/26	(Call 01/15/26)	250	245,053
3.63%, 08/15/22	(Call 05/15/22)	750	769,478
3.88%, 05/01/24	(Call 02/01/24)	550	565,494
5.20%, 03/15/21	(Call 12/15/20)	2,000	2,175,020
Federal Realty Investment Trust
4.50%, 12/01/44	(Call 06/01/44)	25	25,734
HCP Inc.
3.40%, 02/01/25	(Call 11/01/24)	675	659,050
3.75%, 02/01/19	(Call 11/01/18)	1,175	1,207,653
3.88%, 08/15/24	(Call 05/17/24)	1,091	1,104,823
4.00%, 06/01/25	(Call 03/01/25)	3,367	3,422,657
4.25%, 11/15/23	(Call 08/15/23)	6,650	6,915,668
5.38%, 02/01/21	(Call 11/03/20)	3,865	4,222,126
6.75%, 02/01/41	(Call 08/01/40)	240	293,714
Healthcare Realty Trust Inc.
3.75%, 04/15/23	(Call 01/15/23)	800	799,736
5.75%, 01/15/21		1,100	1,207,767
Highwoods Realty LP
3.63%, 01/15/23	(Call 10/15/22)	2,900	2,938,425
3.88%, 03/01/27	(Call 12/01/26)	1,500	1,504,185
Hospitality Properties Trust
4.50%, 06/15/23	(Call 12/15/22)	1,750	1,801,380
4.50%, 03/15/25	(Call 09/15/24)	500	499,295
4.65%, 03/15/24	(Call 09/15/23)	925	947,200
5.00%, 08/15/22	(Call 02/15/22)	3,000	3,208,320
Host Hotels & Resorts LP
4.00%, 06/15/25	(Call 03/15/25)	4,855	4,880,149
5.25%, 03/15/22	(Call 12/15/21)	240	259,267
Series D
3.75%, 10/15/23	(Call 07/15/23)	2,395	2,408,556
Series F
4.50%, 02/01/26	(Call 11/01/25)	1,270	1,319,365

Security		Principal (000s)	Value
Kilroy Realty LP
4.25%, 08/15/29	(Call 05/15/29)	$90	$91,300
4.80%, 07/15/18	(Call 05/15/18)	3,075	3,169,587
Kimco Realty Corp.
3.20%, 05/01/21	(Call 03/01/21)	1,025	1,043,204
4.25%, 04/01/45	(Call 10/01/44)	3,265	3,144,489
Lexington Realty Trust
4.40%, 06/15/24	(Call 03/15/24)	151	149,398
Liberty Property LP
4.40%, 02/15/24	(Call 11/15/23)	1,000	1,054,430
4.75%, 10/01/20	(Call 07/01/20)	2,000	2,131,660
Mack-Cali Realty LP
3.15%, 05/15/23	(Call 02/15/23)	1,750	1,658,860
4.50%, 04/18/22	(Call 01/18/22)	1,950	1,974,628
Mid-America Apartments LP
3.75%, 06/15/24	(Call 03/15/24)	200	201,422
4.30%, 10/15/23	(Call 07/15/23)	2,900	3,042,825
National Retail Properties Inc.
3.30%, 04/15/23	(Call 01/15/23)	220	221,322
3.90%, 06/15/24	(Call 03/15/24)	600	616,884
5.50%, 07/15/21	(Call 04/15/21)	700	774,151
Omega Healthcare Investors Inc.
4.50%, 01/15/25	(Call 10/15/24)	500	498,185
4.50%, 04/01/27	(Call 01/01/27)	1,555	1,543,664
4.95%, 04/01/24	(Call 01/01/24)	1,800	1,863,036
5.25%, 01/15/26	(Call 10/15/25)	385	402,652
Piedmont Operating Partnership LP
4.45%, 03/15/24	(Call 12/15/23)	850	851,420
Rayonier Inc.
3.75%, 04/01/22	(Call 01/01/22)	650	649,681
Realty Income Corp.
3.88%, 07/15/24	(Call 04/15/24)	2,165	2,235,990
4.13%, 10/15/26	(Call 07/15/26)	15	15,625
4.65%, 08/01/23	(Call 05/01/23)	3,000	3,248,580
5.75%, 01/15/21	(Call 10/15/20)	75	82,858
6.75%, 08/15/19		100	111,276
Regency Centers LP
3.75%, 06/15/24	(Call 03/15/24)	500	511,800
3.90%, 11/01/25	(Call 08/01/25)	105	107,608
4.40%, 02/01/47	(Call 08/01/46)	1,000	1,001,080
Select Income REIT
3.60%, 02/01/20	(Call 01/01/20)	725	727,632
4.50%, 02/01/25	(Call 11/01/24)	1,975	1,958,607

114	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Senior Housing Properties Trust
3.25%, 05/01/19	(Call 02/01/19)	$1,000	$1,005,140
4.75%, 05/01/24	(Call 11/01/23)	3,000	3,062,940
Simon Property Group LP
2.35%, 01/30/22	(Call 10/30/21)	645	637,079
2.50%, 07/15/21	(Call 04/15/21)	1,000	1,002,660
2.75%, 02/01/23	(Call 11/01/22)	2,050	2,031,591
3.30%, 01/15/26	(Call 10/15/25)	805	803,293
3.38%, 10/01/24	(Call 07/01/24)	2,958	3,011,983
3.75%, 02/01/24	(Call 11/01/23)	150	156,440
4.13%, 12/01/21	(Call 09/01/21)	1,150	1,225,750
4.25%, 10/01/44	(Call 04/01/44)	150	149,535
4.25%, 11/30/46	(Call 05/30/46)	1,600	1,597,616
4.38%, 03/01/21	(Call 12/01/20)	10,750	11,514,648
4.75%, 03/15/42	(Call 09/15/41)	3,164	3,373,140
5.65%, 02/01/20	(Call 11/01/19)	3,340	3,643,539
6.75%, 02/01/40	(Call 11/01/39)	1,530	2,054,805
Tanger Properties LP
3.88%, 12/01/23	(Call 09/01/23)	2,650	2,711,347
UDR Inc.
3.70%, 10/01/20	(Call 07/01/20)	200	206,382
4.25%, 06/01/18		1,550	1,594,609
4.63%, 01/10/22	(Call 10/10/21)	1,650	1,763,817
Ventas Realty LP
3.25%, 10/15/26	(Call 07/15/26)	2,000	1,905,020
3.50%, 02/01/25	(Call 11/01/24)	550	540,331
4.13%, 01/15/26	(Call 10/15/25)	2,205	2,255,847
4.38%, 02/01/45	(Call 08/01/44)	30	28,422
5.70%, 09/30/43	(Call 03/30/43)	225	256,221
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20	(Call 01/01/20)	373	376,223
3.25%, 08/15/22	(Call 05/15/22)	25	25,282
4.25%, 03/01/22	(Call 12/01/21)	4,298	4,538,087
4.75%, 06/01/21	(Call 03/01/21)	3,500	3,758,440
VEREIT Operating Partnership LP
3.00%, 02/06/19	(Call 01/06/19)	792	793,980
4.13%, 06/01/21	(Call 05/01/21)	1,550	1,588,750
4.88%, 06/01/26	(Call 03/01/26)[b]	2,650	2,779,188
Vornado Realty LP
5.00%, 01/15/22	(Call 10/15/21)	1,000	1,084,120
Washington REIT
4.95%, 10/01/20	(Call 04/01/20)	1,750	1,840,527

Security		Principal (000s)	Value
Weingarten Realty Investors
3.25%, 08/15/26	(Call 05/15/26)	$325	$311,129
4.45%, 01/15/24	(Call 10/15/23)	1,000	1,052,990
Welltower Inc.
4.00%, 06/01/25	(Call 03/01/25)	1,714	1,754,982
4.13%, 04/01/19	(Call 01/01/19)	1,603	1,661,974
4.95%, 01/15/21	(Call 10/15/20)	2,200	2,371,798
5.13%, 03/15/43	(Call 09/15/42)	890	927,166
5.25%, 01/15/22	(Call 10/15/21)	1,358	1,497,453
6.13%, 04/15/20		600	664,830
6.50%, 03/15/41	(Call 09/15/40)	2,855	3,489,838
Weyerhaeuser Co.
3.25%, 03/15/23	(Call 12/15/22)	1,625	1,623,716
4.70%, 03/15/21	(Call 12/15/20)	1,750	1,859,498
6.88%, 12/15/33		3,011	3,695,490
6.95%, 10/01/27		460	562,120
7.38%, 03/15/32		2,145	2,823,978
WP Carey Inc.
4.00%, 02/01/25	(Call 11/01/24)	300	296,448
4.60%, 04/01/24	(Call 01/01/24)	1,434	1,475,141

			279,004,620
RETAIL — 0.89%
Advance Auto Parts Inc.
4.50%, 01/15/22	(Call 10/15/21)	1,250	1,321,450
4.50%, 12/01/23	(Call 09/01/23)	1,000	1,056,680
5.75%, 05/01/20		125	136,129
AutoNation Inc.
3.35%, 01/15/21	(Call 12/15/20)	810	819,688
4.50%, 10/01/25	(Call 07/01/25)	4,420	4,565,506
AutoZone Inc.
1.63%, 04/21/19		205	203,278
2.88%, 01/15/23	(Call 10/15/22)	550	542,459
3.13%, 07/15/23	(Call 04/15/23)	1,000	993,480
3.13%, 04/21/26	(Call 01/21/26)	645	620,213
3.25%, 04/15/25	(Call 01/15/25)	1,545	1,516,958
3.70%, 04/15/22	(Call 01/15/22)	950	982,196
Bed Bath & Beyond Inc.
4.92%, 08/01/34	(Call 02/01/34)[b]	1,230	1,162,879
5.17%, 08/01/44	(Call 02/01/44)	1,877	1,697,784
Best Buy Co. Inc.
5.50%, 03/15/21	(Call 12/15/20)	2,250	2,443,477
Coach Inc.
4.25%, 04/01/25	(Call 01/01/25)	500	510,480

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Costco Wholesale Corp.
1.70%, 12/15/19		$6,040	$6,048,215
2.25%, 02/15/22		1,830	1,818,325
CVS Health Corp.
1.90%, 07/20/18		4,605	4,624,848
2.13%, 06/01/21	(Call 05/01/21)	150	147,386
2.25%, 12/05/18	(Call 11/05/18)	3,704	3,735,744
2.25%, 08/12/19	(Call 07/12/19)	2,500	2,518,625
2.75%, 12/01/22	(Call 09/01/22)	4,300	4,254,377
2.80%, 07/20/20	(Call 06/20/20)	2,495	2,534,346
3.38%, 08/12/24	(Call 05/12/24)	3,103	3,131,485
3.50%, 07/20/22	(Call 05/20/22)	4,714	4,860,653
3.88%, 07/20/25	(Call 04/20/25)	11,857	12,246,028
4.00%, 12/05/23	(Call 09/05/23)	2,700	2,838,861
4.13%, 05/15/21	(Call 02/15/21)	200	211,562
4.88%, 07/20/35	(Call 01/20/35)	10,035	10,907,844
5.13%, 07/20/45	(Call 01/20/45)	4,788	5,344,844
5.30%, 12/05/43	(Call 06/05/43)	45	51,015
Darden Restaurants Inc.
6.80%, 10/15/37		1,580	1,866,138
Dollar General Corp.
3.25%, 04/15/23	(Call 01/15/23)	620	620,118
4.15%, 11/01/25	(Call 08/01/25)	1,000	1,036,590
Home Depot Inc. (The)
2.00%, 06/15/19	(Call 05/15/19)	2,271	2,289,486
2.00%, 04/01/21	(Call 03/01/21)	503	500,832
2.13%, 09/15/26	(Call 06/15/26)	750	696,682
2.25%, 09/10/18	(Call 08/10/18)	1,200	1,214,208
2.63%, 06/01/22	(Call 05/01/22)	2,491	2,517,180
2.70%, 04/01/23	(Call 01/01/23)	350	353,063
3.00%, 04/01/26	(Call 01/01/26)	2,070	2,070,828
3.35%, 09/15/25	(Call 06/15/25)	2,875	2,966,310
3.50%, 09/15/56	(Call 03/15/56)	810	717,717
3.75%, 02/15/24	(Call 11/15/23)	3,707	3,938,540
4.20%, 04/01/43	(Call 10/01/42)	5,350	5,564,749
4.25%, 04/01/46	(Call 10/01/45)	3,750	3,955,387
4.40%, 04/01/21	(Call 01/01/21)	9,008	9,767,915
4.40%, 03/15/45	(Call 09/15/44)	2,515	2,703,625
4.88%, 02/15/44	(Call 08/15/43)	1,555	1,787,846
5.40%, 09/15/40	(Call 03/15/40)	874	1,056,902
5.88%, 12/16/36		4,105	5,243,809
5.95%, 04/01/41	(Call 10/01/40)	3,275	4,211,093

Security		Principal (000s)	Value
Kohl’s Corp.
4.00%, 11/01/21	(Call 08/01/21)	$800	$809,832
4.25%, 07/17/25	(Call 04/17/25)	710	685,264
4.75%, 12/15/23	(Call 09/15/23)	3,400	3,490,814
5.55%, 07/17/45	(Call 01/17/45)	1,097	988,134
Lowe’s Companies Inc.
1.63%, 04/15/17	(Call 03/31/17)	2,850	2,851,371
2.50%, 04/15/26	(Call 01/15/26)	1,450	1,382,183
3.12%, 04/15/22	(Call 01/15/22)	2,350	2,408,304
3.13%, 09/15/24	(Call 06/15/24)	3,250	3,294,460
3.38%, 09/15/25	(Call 06/15/25)	2,238	2,291,511
3.70%, 04/15/46	(Call 10/15/45)	2,600	2,466,724
3.75%, 04/15/21	(Call 01/15/21)	3,000	3,165,270
3.80%, 11/15/21	(Call 08/15/21)	920	975,623
4.38%, 09/15/45	(Call 03/15/45)	2,424	2,560,180
4.63%, 04/15/20	(Call 10/15/19)	225	240,685
4.65%, 04/15/42	(Call 10/15/41)	1,396	1,514,255
5.00%, 09/15/43	(Call 03/15/43)	1,512	1,714,729
5.13%, 11/15/41	(Call 05/15/41)	2,000	2,297,420
5.50%, 10/15/35		225	267,408
5.80%, 10/15/36		40	49,072
5.80%, 04/15/40	(Call 10/15/39)	2,365	2,932,151
6.65%, 09/15/37		78	104,979
Macy’s Retail Holdings Inc.
3.63%, 06/01/24	(Call 03/01/24)[b]	1,195	1,150,642
3.88%, 01/15/22	(Call 10/15/21)[b]	2,420	2,418,233
4.30%, 02/15/43	(Call 08/15/42)	1,013	848,995
4.38%, 09/01/23	(Call 06/01/23)	650	644,696
4.50%, 12/15/34	(Call 06/15/34)	2,075	1,857,374
5.13%, 01/15/42	(Call 07/15/41)	920	841,248
6.38%, 03/15/37		1,935	1,942,024
6.65%, 07/15/24		670	731,057
6.70%, 07/15/34		615	618,137
6.90%, 04/01/29		1,600	1,707,568
6.90%, 01/15/32		30	31,862
McDonald’s Corp.
2.10%, 12/07/18		833	839,556
2.20%, 05/26/20	(Call 04/26/20)	2,720	2,727,126
2.63%, 01/15/22		2,800	2,803,976
2.75%, 12/09/20	(Call 11/09/20)	895	910,833
3.38%, 05/26/25	(Call 02/26/25)	1,808	1,818,342
3.63%, 05/20/21		8	8,356
3.63%, 05/01/43		225	200,414

116	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.70%, 01/30/26	(Call 10/30/25)	$6,190	$6,329,522
3.70%, 02/15/42		2,426	2,187,985
4.60%, 05/26/45	(Call 11/26/44)	1,850	1,906,517
4.70%, 12/09/35	(Call 06/09/35)	680	719,324
4.88%, 07/15/40		175	185,959
4.88%, 12/09/45	(Call 06/09/45)	1,870	2,012,980
5.00%, 02/01/19		1,000	1,058,880
5.35%, 03/01/18		2,202	2,285,412
5.80%, 10/15/17		1,161	1,193,082
6.30%, 10/15/37		1,935	2,432,992
6.30%, 03/01/38		2,603	3,265,672
Nordstrom Inc.
4.00%, 10/15/21	(Call 07/15/21)	1,900	1,974,176
4.75%, 05/01/20		4,755	5,066,833
5.00%, 01/15/44	(Call 07/15/43)	903	870,808
6.95%, 03/15/28		1,400	1,703,786
O’Reilly Automotive Inc.
3.55%, 03/15/26	(Call 12/15/25)	555	552,908
3.85%, 06/15/23	(Call 03/15/23)	1,750	1,806,735
4.63%, 09/15/21	(Call 06/15/21)	1,100	1,178,353
QVC Inc.
3.13%, 04/01/19		200	202,500
4.38%, 03/15/23		1,625	1,637,188
4.85%, 04/01/24		1,200	1,222,500
5.13%, 07/02/22		3,175	3,337,719
5.45%, 08/15/34	(Call 02/15/34)[b]	2,295	2,145,825
5.95%, 03/15/43		415	385,431
Ross Stores Inc.
3.38%, 09/15/24	(Call 06/15/24)	250	250,467
Staples Inc.
4.38%, 01/12/23	(Call 10/14/22)[b]	4,650	4,750,626
Starbucks Corp.
2.00%, 12/05/18	(Call 11/05/18)	2,355	2,377,467
2.10%, 02/04/21	(Call 01/04/21)	5,400	5,406,264
2.45%, 06/15/26	(Call 03/15/26)	1,515	1,448,976
3.85%, 10/01/23	(Call 07/01/23)	1,750	1,879,273
4.30%, 06/15/45	(Call 12/15/44)	1,020	1,086,433
Target Corp.
2.30%, 06/26/19		1,300	1,317,875
2.50%, 04/15/26		1,850	1,744,753
2.90%, 01/15/22		2,050	2,092,619
3.50%, 07/01/24		4,128	4,282,594
3.63%, 04/15/46[b]		6,290	5,740,694

Security		Principal (000s)	Value
3.88%, 07/15/20		$60	$63,523
4.00%, 07/01/42		1,358	1,331,668
6.35%, 11/01/32		122	154,636
Tiffany & Co.
4.90%, 10/01/44	(Call 04/01/44)	645	611,034
TJX Companies Inc. (The)
2.25%, 09/15/26	(Call 06/15/26)	6,000	5,543,280
2.50%, 05/15/23	(Call 02/15/23)	1,225	1,207,274
Wal-Mart Stores Inc.
1.95%, 12/15/18		7,200	7,264,584
2.55%, 04/11/23	(Call 01/11/23)	2,620	2,615,363
3.25%, 10/25/20		525	550,069
3.30%, 04/22/24	(Call 01/22/24)	5,451	5,654,104
3.63%, 07/08/20		2,250	2,379,195
4.00%, 04/11/43	(Call 10/11/42)	4,655	4,707,462
4.13%, 02/01/19		700	733,670
4.25%, 04/15/21		2,799	3,036,803
4.30%, 04/22/44	(Call 10/22/43)[b]	2,425	2,569,797
4.75%, 10/02/43	(Call 04/02/43)[b]	9,319	10,469,338
4.88%, 07/08/40		1,344	1,522,456
5.00%, 10/25/40		3,301	3,795,523
5.25%, 09/01/35		915	1,086,974
5.63%, 04/01/40		1,505	1,870,474
5.63%, 04/15/41		860	1,071,354
5.88%, 04/05/27		55	68,340
6.20%, 04/15/38		1,756	2,320,835
6.50%, 08/15/37		11,035	14,933,113
7.55%, 02/15/30		500	725,545
Walgreen Co.
3.10%, 09/15/22		4,365	4,391,364
4.40%, 09/15/42		400	392,480
5.25%, 01/15/19		725	766,898
Walgreens Boots Alliance Inc.
1.75%, 11/17/17		265	265,739
1.75%, 05/30/18		370	370,688
2.70%, 11/18/19	(Call 10/18/19)	4,240	4,301,862
3.10%, 06/01/23	(Call 04/01/23)	2,280	2,283,534
3.30%, 11/18/21	(Call 09/18/21)	2,800	2,863,000
3.45%, 06/01/26	(Call 03/01/26)	1,330	1,307,975
3.80%, 11/18/24	(Call 08/18/24)	1,433	1,464,368
4.50%, 11/18/34	(Call 05/18/34)	3,380	3,429,754
4.65%, 06/01/46	(Call 12/01/45)	120	122,138
4.80%, 11/18/44	(Call 05/18/44)	5,342	5,545,050

			379,349,033

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
SAVINGS & LOANS — 0.00%
People’s United Financial Inc.
3.65%, 12/06/22	(Call 09/06/22)	$1,600	$1,633,936

			1,633,936
SEMICONDUCTORS — 0.27%
Altera Corp.
2.50%, 11/15/18		3,425	3,480,416
4.10%, 11/15/23		1,075	1,160,914
Analog Devices Inc.
2.50%, 12/05/21	(Call 11/05/21)	240	238,867
3.50%, 12/05/26	(Call 09/05/26)	250	248,983
3.90%, 12/15/25	(Call 09/15/25)	2,800	2,880,584
4.50%, 12/05/36	(Call 06/05/36)[b]	400	401,220
5.30%, 12/15/45	(Call 06/15/45)	325	361,182
Applied Materials Inc.
2.63%, 10/01/20	(Call 09/01/20)	885	898,771
3.90%, 10/01/25	(Call 07/01/25)	640	676,653
4.30%, 06/15/21		900	969,120
5.10%, 10/01/35	(Call 04/01/35)	1,190	1,344,771
5.85%, 06/15/41		2,012	2,483,532
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[e]		7,500	7,510,650
3.00%, 01/15/22	(Call 12/15/21)[e]	7,500	7,510,799
3.63%, 01/15/24	(Call 11/15/23)[e]	890	898,677
3.88%, 01/15/27	(Call 10/15/26)[e]	7,500	7,552,500
Intel Corp.
2.45%, 07/29/20		872	888,402
2.60%, 05/19/26	(Call 02/19/26)	1,450	1,401,106
2.70%, 12/15/22		3,084	3,118,387
3.10%, 07/29/22		845	872,395
3.30%, 10/01/21		7,048	7,380,102
3.70%, 07/29/25	(Call 04/29/25)	2,575	2,709,286
4.00%, 12/15/32		655	689,073
4.10%, 05/19/46	(Call 11/19/45)	2,450	2,473,152
4.25%, 12/15/42		1,030	1,066,689
4.80%, 10/01/41		1,684	1,883,453
4.90%, 07/29/45	(Call 01/29/45)	8,960	10,221,300
KLA-Tencor Corp.
2.38%, 11/01/17		255	255,966
3.38%, 11/01/19	(Call 10/01/19)	190	195,062
4.13%, 11/01/21	(Call 09/01/21)	400	420,232
4.65%, 11/01/24	(Call 08/01/24)	2,910	3,124,089

Security		Principal (000s)	Value
5.65%, 11/01/34	(Call 07/01/34)	$1,005	$1,079,099
Lam Research Corp.
2.75%, 03/15/20	(Call 02/15/20)	350	353,780
2.80%, 06/15/21	(Call 05/15/21)	2,666	2,675,731
3.80%, 03/15/25	(Call 12/15/24)	1,315	1,330,175
Maxim Integrated Products Inc.
2.50%, 11/15/18		2,150	2,168,834
3.38%, 03/15/23	(Call 12/15/22)	4,067	4,062,933
NVIDIA Corp.
2.20%, 09/16/21	(Call 08/16/21)	395	387,827
3.20%, 09/16/26	(Call 06/16/26)	1,090	1,058,761
QUALCOMM Inc.
1.40%, 05/18/18		2,505	2,501,418
2.25%, 05/20/20		2,090	2,099,133
3.00%, 05/20/22		6,911	7,001,879
3.45%, 05/20/25	(Call 02/20/25)	3,300	3,338,511
4.65%, 05/20/35	(Call 11/20/34)	4,260	4,467,249
4.80%, 05/20/45	(Call 11/20/44)	2,151	2,255,302
Texas Instruments Inc.
1.65%, 08/03/19		250	249,525
1.75%, 05/01/20	(Call 04/01/20)	2,150	2,132,241
2.75%, 03/12/21	(Call 02/12/21)	1,400	1,427,930
Xilinx Inc.
2.13%, 03/15/19		225	225,022
3.00%, 03/15/21		1,655	1,674,843

			115,806,526
SOFTWARE — 0.66%
Activision Blizzard Inc.
3.40%, 09/15/26	(Call 06/15/26)[e]	750	730,553
Adobe Systems Inc.
3.25%, 02/01/25	(Call 11/01/24)	1,261	1,270,458
4.75%, 02/01/20		40	43,172
Autodesk Inc.
3.60%, 12/15/22	(Call 09/15/22)	1,500	1,521,735
4.38%, 06/15/25	(Call 03/15/25)	2,090	2,156,901
Broadridge Financial Solutions Inc.
3.40%, 06/27/26	(Call 03/27/26)	1,125	1,101,307
3.95%, 09/01/20		1,750	1,838,393
CA Inc.
4.50%, 08/15/23	(Call 05/15/23)	3,710	3,917,908
Cadence Design Systems Inc.
4.38%, 10/15/24	(Call 07/15/24)	1,100	1,108,019

118	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22	(Call 09/01/22)	$1,260	$1,323,454
Electronic Arts Inc.
3.70%, 03/01/21	(Call 02/01/21)	1,080	1,121,072
4.80%, 03/01/26	(Call 12/01/25)	1,820	1,961,250
Fidelity National Information Services Inc.
2.85%, 10/15/18		1,875	1,905,169
3.50%, 04/15/23	(Call 01/15/23)	819	833,545
3.63%, 10/15/20	(Call 09/15/20)	1,212	1,255,814
3.88%, 06/05/24	(Call 03/05/24)	100	102,860
4.50%, 10/15/22	(Call 08/15/22)	1,000	1,070,910
5.00%, 03/15/22	(Call 03/15/17)	1,280	1,312,755
5.00%, 10/15/25	(Call 07/15/25)	8,700	9,529,110
Fiserv Inc.
3.50%, 10/01/22	(Call 07/01/22)	2,300	2,353,107
4.75%, 06/15/21		1,000	1,079,130
Microsoft Corp.
0.88%, 11/15/17		186	185,964
1.10%, 08/08/19		5,250	5,193,878
1.30%, 11/03/18		2,951	2,952,416
1.55%, 08/08/21	(Call 07/08/21)	3,250	3,158,188
1.63%, 12/06/18		340	341,768
1.85%, 02/06/20		1,500	1,505,640
1.85%, 02/12/20	(Call 01/12/20)	3,853	3,867,564
2.00%, 11/03/20	(Call 10/03/20)	3,392	3,407,807
2.00%, 08/08/23	(Call 06/08/23)	2,933	2,819,933
2.13%, 11/15/22		1,700	1,666,459
2.38%, 02/12/22	(Call 01/12/22)	5,440	5,458,550
2.38%, 05/01/23	(Call 02/01/23)	1,350	1,332,450
2.40%, 02/06/22	(Call 01/06/22)	2,500	2,512,075
2.40%, 08/08/26	(Call 05/08/26)	4,891	4,644,445
2.65%, 11/03/22	(Call 09/03/22)	3,760	3,794,968
2.70%, 02/12/25	(Call 11/12/24)	7,036	6,947,346
2.88%, 02/06/24	(Call 12/06/23)	1,825	1,837,045
3.00%, 10/01/20		900	934,434
3.13%, 11/03/25	(Call 08/03/25)	5,485	5,538,369
3.30%, 02/06/27	(Call 11/06/26)	2,750	2,802,553
3.45%, 08/08/36	(Call 02/08/36)	800	765,184
3.50%, 02/12/35	(Call 08/12/34)	7,190	6,944,318
3.50%, 11/15/42		3,932	3,635,331
3.63%, 12/15/23	(Call 09/15/23)	2,025	2,139,453
3.70%, 08/08/46	(Call 02/08/46)	4,070	3,842,569

Security		Principal (000s)	Value
3.75%, 05/01/43	(Call 11/01/42)	$360	$344,250
3.75%, 02/12/45	(Call 08/12/44)	5,115	4,884,518
3.95%, 08/08/56	(Call 02/08/56)	5,325	5,017,268
4.00%, 02/08/21		3,750	4,024,838
4.00%, 02/12/55	(Call 08/12/54)	978	931,741
4.10%, 02/06/37	(Call 08/06/36)	4,410	4,564,394
4.20%, 06/01/19		4,460	4,727,020
4.20%, 11/03/35	(Call 05/03/35)	4,653	4,881,695
4.45%, 11/03/45	(Call 05/03/45)	6,271	6,657,607
4.50%, 10/01/40		1,940	2,085,519
4.50%, 02/06/57	(Call 08/06/56)	1,000	1,037,370
4.75%, 11/03/55	(Call 05/03/55)	2,150	2,321,333
4.88%, 12/15/43	(Call 06/15/43)	1,065	1,198,455
5.20%, 06/01/39		2,925	3,435,734
5.30%, 02/08/41		1,590	1,897,872
Series 30Y
4.25%, 02/06/47	(Call 08/06/46)	4,000	4,129,560
Oracle Corp.
1.20%, 10/15/17		10,472	10,480,566
1.90%, 09/15/21	(Call 08/15/21)	6,250	6,139,187
2.25%, 10/08/19		2,704	2,742,910
2.38%, 01/15/19		6,685	6,793,565
2.40%, 09/15/23	(Call 07/15/23)	3,500	3,421,320
2.50%, 05/15/22	(Call 03/15/22)	4,700	4,701,927
2.50%, 10/15/22		6,932	6,916,195
2.65%, 07/15/26	(Call 04/15/26)	5,960	5,717,785
2.80%, 07/08/21		200	204,370
2.95%, 05/15/25	(Call 02/15/25)	4,705	4,659,503
3.25%, 05/15/30	(Call 02/15/30)[b]	7,198	7,115,799
3.40%, 07/08/24	(Call 04/08/24)	2,418	2,488,775
3.63%, 07/15/23		550	578,050
3.85%, 07/15/36	(Call 01/15/36)	2,753	2,727,975
3.90%, 05/15/35	(Call 11/15/34)	1,536	1,532,790
4.00%, 07/15/46	(Call 01/15/46)	4,415	4,297,296
4.13%, 05/15/45	(Call 11/15/44)	3,774	3,732,033
4.30%, 07/08/34	(Call 01/08/34)	3,959	4,162,809
4.38%, 05/15/55	(Call 11/15/54)	3,130	3,122,989
4.50%, 07/08/44	(Call 01/08/44)	312	326,340
5.00%, 07/08/19		3,825	4,119,525
5.38%, 07/15/40		3,665	4,306,192
5.75%, 04/15/18		12,640	13,264,415
6.13%, 07/08/39		2,990	3,811,652
6.50%, 04/15/38		3,420	4,521,582

			279,790,053

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
TELECOMMUNICATIONS — 1.39%
America Movil SAB de CV
3.13%, 07/16/22		$3,900	$3,899,025
4.38%, 07/16/42		3,450	3,302,650
5.00%, 03/30/20		7,600	8,136,712
5.63%, 11/15/17		74	76,083
6.13%, 11/15/37		2,500	2,897,000
6.13%, 03/30/40		1,550	1,816,259
6.38%, 03/01/35		998	1,184,846
AT&T Corp.
8.25%, 11/15/31		1,656	2,269,714
AT&T Inc.
1.70%, 06/01/17		2,655	2,657,687
2.30%, 03/11/19		5,465	5,499,320
2.38%, 11/27/18		1,800	1,816,110
2.45%, 06/30/20	(Call 05/30/20)	4,864	4,874,993
2.63%, 12/01/22	(Call 09/01/22)	2,565	2,495,181
2.80%, 02/17/21	(Call 01/17/21)	1,250	1,253,925
3.00%, 02/15/22		2,434	2,426,771
3.00%, 06/30/22	(Call 04/30/22)	4,986	4,952,095
3.20%, 03/01/22	(Call 02/01/22)	100	100,737
3.40%, 05/15/25	(Call 02/15/25)	4,512	4,365,089
3.60%, 02/17/23	(Call 12/17/22)	2,440	2,466,084
3.80%, 03/15/22		798	822,235
3.80%, 03/01/24	(Call 01/01/24)	100	101,252
3.88%, 08/15/21		5,820	6,043,488
3.90%, 03/11/24	(Call 12/11/23)	5,714	5,809,709
3.95%, 01/15/25	(Call 10/15/24)	1,695	1,705,814
4.13%, 02/17/26	(Call 11/17/25)	3,950	4,007,433
4.25%, 03/01/27	(Call 12/01/26)	100	101,827
4.30%, 12/15/42	(Call 06/15/42)	4,036	3,587,721
4.35%, 06/15/45	(Call 12/15/44)	8,957	7,931,961
4.45%, 05/15/21		8,440	8,953,236
4.45%, 04/01/24	(Call 01/01/24)	2,909	3,044,880
4.50%, 05/15/35	(Call 11/15/34)	2,305	2,181,198
4.50%, 03/09/48	(Call 09/09/47)	16,427	14,757,688
4.55%, 03/09/49	(Call 09/09/48)	9,487	8,549,020
4.60%, 02/15/21	(Call 11/15/20)	1,942	2,068,288
4.75%, 05/15/46	(Call 11/15/45)	6,647	6,210,824
4.80%, 06/15/44	(Call 12/15/43)	5,704	5,371,343
5.00%, 03/01/21		11,065	11,959,716
5.15%, 03/15/42		2,419	2,395,560
5.20%, 03/15/20		4,075	4,403,363

Security		Principal (000s)	Value
5.25%, 03/01/37	(Call 09/01/36)	$100	$103,269
5.35%, 09/01/40		3,062	3,110,655
5.55%, 08/15/41		3,270	3,399,361
5.65%, 02/15/47	(Call 08/15/46)	3,060	3,227,841
5.70%, 03/01/57	(Call 09/01/56)	100	103,419
5.80%, 02/15/19		2,116	2,270,997
5.88%, 10/01/19		3,475	3,793,866
6.00%, 08/15/40	(Call 05/15/40)	2,591	2,837,145
6.30%, 01/15/38		10	11,357
6.35%, 03/15/40		550	625,603
6.38%, 03/01/41		5,475	6,238,653
6.50%, 09/01/37		1,705	1,994,867
6.55%, 02/15/39		865	1,008,227
BellSouth LLC
6.00%, 11/15/34		100	106,820
British Telecommunications PLC
2.35%, 02/14/19		2,725	2,740,832
9.13%, 12/15/30		7,288	10,883,171
Cisco Systems Inc.
1.10%, 03/03/17		2,150	2,150,000
1.60%, 02/28/19		1,875	1,877,212
1.65%, 06/15/18		5,500	5,521,890
1.85%, 09/20/21	(Call 08/20/21)	1,200	1,177,080
2.13%, 03/01/19		1,036	1,047,365
2.20%, 02/28/21		840	841,268
2.45%, 06/15/20		16,250	16,516,174
2.50%, 09/20/26	(Call 06/20/26)	3,000	2,870,220
2.60%, 02/28/23		1,950	1,946,451
2.95%, 02/28/26		4,219	4,206,132
3.00%, 06/15/22		465	476,727
3.50%, 06/15/25		4,840	5,055,429
3.63%, 03/04/24		2,900	3,053,787
4.45%, 01/15/20		5,525	5,918,214
4.95%, 02/15/19		7,050	7,504,513
5.50%, 01/15/40		3,705	4,579,306
5.90%, 02/15/39		2,575	3,300,069
Deutsche Telekom International Finance BV
6.00%, 07/08/19		375	408,893
6.75%, 08/20/18		750	802,740
8.75%, 06/15/30		7,562	11,171,116
9.25%, 06/01/32		100	156,301

120	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Emirates Telecommunications Group Co. PJSC
3.50%, 06/18/24[f]		$1,000	$1,020,000
Juniper Networks Inc.
3.13%, 02/26/19		1,000	1,018,490
4.35%, 06/15/25	(Call 03/15/25)	500	511,980
4.50%, 03/15/24		3,600	3,788,928
4.60%, 03/15/21		1,900	2,027,965
5.95%, 03/15/41		1,340	1,444,507
Koninklijke KPN NV
8.38%, 10/01/30		205	274,218
Motorola Solutions Inc.
3.50%, 09/01/21		1,550	1,569,871
3.50%, 03/01/23		1,662	1,639,314
3.75%, 05/15/22		5,725	5,835,550
4.00%, 09/01/24		1,506	1,506,467
5.50%, 09/01/44		500	487,235
7.50%, 05/15/25		1,125	1,335,409
New Cingular Wireless Services Inc.
8.75%, 03/01/31		1,325	1,872,278
Orange SA
1.63%, 11/03/19		1,185	1,165,471
2.75%, 02/06/19		4,650	4,712,403
4.13%, 09/14/21		1,500	1,585,560
5.38%, 07/08/19		5,438	5,833,451
5.38%, 01/13/42		1,800	2,029,986
5.50%, 02/06/44	(Call 08/06/43)	140	162,140
9.00%, 03/01/31		5,457	8,179,388
Pacific Bell Telephone Co.
7.13%, 03/15/26		5,425	6,574,015
Qwest Corp.
6.75%, 12/01/21		3,090	3,426,037
6.88%, 09/15/33	(Call 03/31/17)	3,488	3,453,120
7.13%, 11/15/43	(Call 03/31/17)	105	104,606
7.25%, 09/15/25		2,760	2,987,700
7.25%, 10/15/35	(Call 03/31/17)	25	24,781
Rogers Communications Inc.
2.90%, 11/15/26	(Call 08/15/26)	2,600	2,465,866
3.00%, 03/15/23	(Call 12/15/22)	650	648,739
3.63%, 12/15/25	(Call 09/15/25)	695	704,834
4.10%, 10/01/23	(Call 07/01/23)	350	369,502
4.50%, 03/15/43	(Call 09/15/42)	200	199,100

Security		Principal (000s)	Value
5.00%, 03/15/44	(Call 09/15/43)	$4,675	$5,029,786
5.45%, 10/01/43	(Call 04/01/43)	1,830	2,072,036
6.80%, 08/15/18		2,036	2,182,979
7.50%, 08/15/38		965	1,290,186
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22		575	587,431
Telefonica Emisiones SAU
3.19%, 04/27/18		5,150	5,221,636
4.57%, 04/27/23		550	585,987
5.13%, 04/27/20		4,100	4,407,500
5.46%, 02/16/21		3,233	3,546,019
5.88%, 07/15/19		1,000	1,081,620
7.05%, 06/20/36		6,194	7,438,189
Telefonica Europe BV
8.25%, 09/15/30		602	813,013
TELUS Corp.
2.80%, 02/16/27	(Call 11/16/26)	2,195	2,071,575
Verizon Communications Inc.
1.10%, 11/01/17		54	53,946
1.75%, 08/15/21	(Call 07/15/21)	400	383,152
2.45%, 11/01/22	(Call 08/01/22)	2,175	2,108,967
2.63%, 08/15/26[b]		2,575	2,364,597
2.95%, 03/15/22[e]		40,137	40,210,049
3.00%, 11/01/21	(Call 09/01/21)	4,050	4,086,369
3.45%, 03/15/21		450	463,932
3.50%, 11/01/21		4,720	4,865,093
3.50%, 11/01/24	(Call 08/01/24)	3,123	3,126,123
3.85%, 11/01/42	(Call 05/01/42)	2,131	1,803,998
4.13%, 08/15/46		885	776,587
4.15%, 03/15/24	(Call 12/15/23)	4,373	4,559,727
4.27%, 01/15/36		1,144	1,081,904
4.40%, 11/01/34	(Call 05/01/34)	1,640	1,577,172
4.50%, 09/15/20		7,368	7,875,287
4.52%, 09/15/48		3,276	3,022,274
4.60%, 04/01/21		3,735	4,009,859
4.67%, 03/15/55		1,645	1,502,033
4.75%, 11/01/41		600	581,646
4.81%, 03/15/39[e]		14,357	14,299,428
4.86%, 08/21/46		6,735	6,566,423
5.01%, 04/15/49[e]		14,918	14,694,379
5.01%, 08/21/54		8,781	8,451,186
5.05%, 03/15/34	(Call 12/15/33)	6,185	6,376,611
5.15%, 09/15/23		6,478	7,135,711

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
6.00%, 04/01/41		$2,050	$2,326,729
6.40%, 09/15/33		6,280	7,476,967
6.55%, 09/15/43		28,114	34,324,381
Vodafone Group PLC
2.50%, 09/26/22		3,780	3,684,782
2.95%, 02/19/23		3,520	3,462,835
4.38%, 02/19/43		5,256	4,808,557
4.63%, 07/15/18		5,968	6,178,551
5.45%, 06/10/19		100	107,412
6.15%, 02/27/37		1,255	1,430,825
6.25%, 11/30/32		25	29,526
7.88%, 02/15/30		100	133,865

			590,761,558
TEXTILES — 0.01%
Cintas Corp. No. 2
3.25%, 06/01/22	(Call 03/01/22)	3,620	3,674,843
6.15%, 08/15/36		77	90,321
Mohawk Industries Inc.
3.85%, 02/01/23	(Call 11/01/22)	1,800	1,842,012

			5,607,176
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21	(Call 03/15/21)	205	208,645
5.10%, 05/15/44	(Call 11/15/43)	3,329	3,421,247
6.35%, 03/15/40		50	58,766
Mattel Inc.
2.35%, 05/06/19		1,185	1,188,721
3.15%, 03/15/23	(Call 12/15/22)	2,025	2,003,596
4.35%, 10/01/20		500	527,590
5.45%, 11/01/41	(Call 05/01/41)	3,000	3,051,780
6.20%, 10/01/40		7	7,683

			10,468,028
TRANSPORTATION — 0.52%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23	(Call 12/15/22)	300	304,881
3.00%, 04/01/25	(Call 01/01/25)	505	505,631
3.05%, 09/01/22	(Call 06/01/22)	5,575	5,704,786
3.40%, 09/01/24	(Call 06/01/24)	6,825	7,049,133
3.60%, 09/01/20	(Call 06/01/20)	500	522,600
3.75%, 04/01/24	(Call 01/01/24)	1,250	1,318,762
3.85%, 09/01/23	(Call 06/01/23)	838	890,132
3.90%, 08/01/46	(Call 02/01/46)	785	772,346
4.10%, 06/01/21	(Call 03/01/21)	426	453,583

Security		Principal (000s)	Value
4.15%, 04/01/45	(Call 10/01/44)	$3,347	$3,403,096
4.38%, 09/01/42	(Call 03/01/42)	970	1,016,172
4.40%, 03/15/42	(Call 09/15/41)	730	766,858
4.45%, 03/15/43	(Call 09/15/42)	68	71,950
4.55%, 09/01/44	(Call 03/01/44)	2,625	2,829,173
4.70%, 10/01/19		3,610	3,876,057
4.70%, 09/01/45	(Call 03/01/45)	3,125	3,455,937
4.90%, 04/01/44	(Call 10/01/43)	4,370	4,948,020
4.95%, 09/15/41	(Call 03/15/41)	905	1,018,596
5.05%, 03/01/41	(Call 09/01/40)	670	762,386
5.15%, 09/01/43	(Call 03/01/43)	910	1,059,731
5.75%, 03/15/18		550	573,909
5.75%, 05/01/40	(Call 11/01/39)	245	301,482
6.15%, 05/01/37		3,548	4,578,658
7.95%, 08/15/30		1,100	1,570,206
Canadian National Railway Co.
2.25%, 11/15/22	(Call 08/15/22)	4,050	3,959,523
2.75%, 03/01/26	(Call 12/01/25)	855	843,406
2.85%, 12/15/21	(Call 09/15/21)	950	968,107
2.95%, 11/21/24	(Call 08/21/24)	2,740	2,765,811
3.20%, 08/02/46	(Call 02/02/46)	2,600	2,318,472
3.50%, 11/15/42	(Call 05/15/42)	820	761,501
4.50%, 11/07/43	(Call 05/07/43)	65	70,217
5.55%, 05/15/18		575	601,812
5.55%, 03/01/19		2,950	3,162,931
6.20%, 06/01/36		475	619,390
6.25%, 08/01/34		25	32,435
6.38%, 11/15/37		60	79,993
6.90%, 07/15/28		550	733,909
Canadian Pacific Railway Co.
2.90%, 02/01/25	(Call 11/01/24)	2,600	2,564,718
3.70%, 02/01/26	(Call 11/01/25)	600	621,090
4.80%, 09/15/35	(Call 03/15/35)	290	318,348
4.80%, 08/01/45	(Call 02/01/45)	1,485	1,628,377
5.75%, 03/15/33		15	17,113
5.75%, 01/15/42		275	331,631
5.95%, 05/15/37		388	473,721
6.13%, 09/15/15	(Call 03/15/15)	220	265,188
7.13%, 10/15/31		4,145	5,626,174
7.25%, 05/15/19		1,000	1,110,410
CSX Corp.
2.60%, 11/01/26	(Call 08/01/26)[b]	2,500	2,353,425
3.35%, 11/01/25	(Call 08/01/25)	3,030	3,038,454

122	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.40%, 08/01/24	(Call 05/01/24)	$950	$966,065
3.70%, 10/30/20	(Call 07/30/20)	461	480,883
3.80%, 11/01/46	(Call 05/01/46)	600	559,086
3.95%, 05/01/50	(Call 11/01/49)	4,200	3,868,368
4.10%, 03/15/44	(Call 09/15/43)	880	855,325
4.25%, 06/01/21	(Call 03/01/21)	500	532,690
4.25%, 11/01/66	(Call 05/01/66)	2,805	2,585,621
4.40%, 03/01/43	(Call 09/01/42)	25	25,323
4.50%, 08/01/54	(Call 02/01/54)	300	296,271
4.75%, 05/30/42	(Call 11/30/41)	655	696,678
6.00%, 10/01/36		5,355	6,529,244
6.15%, 05/01/37		355	442,703
6.22%, 04/30/40		485	606,851
FedEx Corp.
2.63%, 08/01/22		3,350	3,354,321
3.20%, 02/01/25		2,175	2,181,460
3.25%, 04/01/26	(Call 01/01/26)	1,425	1,422,022
3.30%, 03/15/27	(Call 12/15/26)	755	750,946
3.88%, 08/01/42		225	206,348
3.90%, 02/01/35		2,470	2,388,465
4.00%, 01/15/24		1,500	1,592,145
4.10%, 04/15/43		1,150	1,097,066
4.10%, 02/01/45		1,175	1,117,531
4.40%, 01/15/47	(Call 07/15/46)	405	404,036
4.50%, 02/01/65		275	256,462
4.55%, 04/01/46	(Call 10/01/45)	1,215	1,243,686
4.75%, 11/15/45	(Call 05/15/45)	4,545	4,763,296
4.90%, 01/15/34		2,000	2,162,200
5.10%, 01/15/44		3,390	3,692,320
JB Hunt Transport Services Inc.
3.30%, 08/15/22	(Call 06/15/22)	1,140	1,155,538
3.85%, 03/15/24	(Call 12/15/23)	1,750	1,797,058
Kansas City Southern
3.00%, 05/15/23	(Call 02/15/23)	2,150	2,091,821
3.13%, 06/01/26	(Call 03/01/26)	1,400	1,319,752
4.30%, 05/15/43	(Call 11/15/42)	2,217	2,075,578
4.95%, 08/15/45	(Call 02/15/45)	1,700	1,729,614
Norfolk Southern Corp.
2.90%, 02/15/23	(Call 11/15/22)	2,075	2,068,298
2.90%, 06/15/26	(Call 03/15/26)	5,000	4,856,000
3.00%, 04/01/22	(Call 01/01/22)	2,030	2,058,826
3.25%, 12/01/21	(Call 09/01/21)	2,960	3,042,762
3.85%, 01/15/24	(Call 10/15/23)	3,000	3,144,090

Security		Principal (000s)	Value
4.45%, 06/15/45	(Call 12/15/44)	$1,025	$1,085,618
4.65%, 01/15/46	(Call 07/15/45)	820	897,621
4.80%, 08/15/43	(Call 02/15/43)	135	149,637
4.84%, 10/01/41		5,702	6,337,203
5.75%, 04/01/18		208	217,231
6.00%, 03/15/05		25	29,484
6.00%, 05/23/11		25	29,919
7.05%, 05/01/37		500	670,815
7.25%, 02/15/31		450	609,340
7.80%, 05/15/27		150	199,167
Ryder System Inc.
2.25%, 09/01/21	(Call 08/01/21)	620	606,844
2.45%, 09/03/19	(Call 08/03/19)	330	332,211
2.50%, 03/01/17		1,650	1,650,000
2.50%, 03/01/18	(Call 02/01/18)	1,755	1,770,005
2.50%, 05/11/20	(Call 04/11/20)	405	405,381
2.55%, 06/01/19	(Call 05/01/19)	800	807,240
2.65%, 03/02/20	(Call 02/02/20)	240	242,042
2.80%, 03/01/22	(Call 02/01/22)	610	611,915
2.88%, 09/01/20	(Call 08/01/20)	870	881,249
3.45%, 11/15/21	(Call 10/15/21)	355	365,380
3.50%, 06/01/17		700	703,718
Union Pacific Corp.
2.75%, 04/15/23	(Call 01/15/23)	970	966,751
2.75%, 03/01/26	(Call 12/01/25)	930	909,726
3.25%, 01/15/25	(Call 10/15/24)	925	941,641
3.25%, 08/15/25	(Call 05/15/25)	2,791	2,845,201
3.35%, 08/15/46	(Call 02/15/46)	1,000	909,030
3.38%, 02/01/35	(Call 08/01/34)	240	233,186
3.75%, 03/15/24	(Call 12/15/23)	2,250	2,369,295
3.88%, 02/01/55	(Call 08/01/54)	1,950	1,819,252
4.00%, 02/01/21	(Call 11/01/20)	2,250	2,388,308
4.05%, 11/15/45	(Call 05/15/45)	1,000	1,016,650
4.05%, 03/01/46	(Call 09/01/45)	1,530	1,562,008
4.15%, 01/15/45	(Call 07/15/44)	1,000	1,027,330
4.16%, 07/15/22	(Call 04/15/22)	2,050	2,209,244
4.25%, 04/15/43	(Call 10/15/42)	2,175	2,261,021
4.30%, 06/15/42	(Call 12/15/41)	20	20,912
4.38%, 11/15/65	(Call 05/15/65)	1,043	1,054,671
4.75%, 09/15/41	(Call 03/15/41)	1,970	2,168,281
4.75%, 12/15/43	(Call 06/15/43)	1,700	1,868,861
4.82%, 02/01/44	(Call 08/01/43)	1,909	2,128,802
6.63%, 02/01/29		200	259,970

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
United Parcel Service Inc.
2.40%, 11/15/26	(Call 08/15/26)	$1,025	$978,445
2.45%, 10/01/22		7,765	7,796,914
3.13%, 01/15/21		913	947,210
3.40%, 11/15/46	(Call 05/15/46)	1,895	1,745,826
3.63%, 10/01/42		540	516,737
4.88%, 11/15/40	(Call 05/15/40)	302	343,890
5.13%, 04/01/19		2,320	2,485,578
6.20%, 01/15/38		3,505	4,635,608
United Parcel Service of America Inc.
8.38%, 04/01/30[c]		50	71,211

			220,520,569
TRUCKING & LEASING — 0.03%
GATX Corp.
2.38%, 07/30/18		1,016	1,023,193
2.50%, 03/15/19		1,505	1,515,084
2.50%, 07/30/19		750	752,843
2.60%, 03/30/20	(Call 02/28/20)[b]	152	153,141
3.25%, 03/30/25	(Call 12/30/24)	1,810	1,756,750
3.25%, 09/15/26	(Call 06/15/26)[b]	830	793,928
3.85%, 03/30/27	(Call 12/30/26)	245	245,769
3.90%, 03/30/23		3,020	3,103,866
4.50%, 03/30/45	(Call 09/30/44)	1,130	1,045,736
4.75%, 06/15/22		1,990	2,153,279
4.85%, 06/01/21[b]		700	755,776
5.20%, 03/15/44	(Call 09/15/43)	875	898,065

			14,197,430
WATER — 0.02%
American Water Capital Corp.
3.00%, 12/01/26	(Call 09/01/26)	295	289,906
3.40%, 03/01/25	(Call 12/01/24)	2,870	2,946,485
4.00%, 12/01/46	(Call 06/01/46)	380	387,334
4.30%, 12/01/42	(Call 06/01/42)	2,290	2,405,668
4.30%, 09/01/45	(Call 03/01/45)[b]	1,000	1,053,030
6.59%, 10/15/37		440	592,306

			7,674,729

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,162,779,692)			11,308,148,059

FOREIGN GOVERNMENT OBLIGATIONS[g] — 3.39%

CANADA — 0.36%
Canada Government International Bond
1.13%, 03/19/18		5,510	5,511,873
1.63%, 02/27/19		13,710	13,794,042

Security	Principal (000s)	Value
Export Development Canada
1.00%, 11/01/18	$560	$556,836
1.00%, 09/13/19	815	803,223
1.25%, 02/04/19	1,695	1,688,695
1.50%, 10/03/18	5,010	5,022,325
1.50%, 05/26/21	1,250	1,224,250
1.63%, 12/03/19	3,600	3,598,272
1.63%, 01/17/20	3,295	3,290,519
1.75%, 08/19/19	240	241,066
1.75%, 07/21/20	3,325	3,320,977
Province of Alberta Canada
1.90%, 12/06/19	1,500	1,500,630
Province of British Columbia Canada
2.00%, 10/23/22	1,403	1,376,792
2.25%, 06/02/26	6,380	6,127,224
2.65%, 09/22/21	2,708	2,768,226
Province of Manitoba Canada
1.13%, 06/01/18	8,750	8,723,487
1.75%, 05/30/19	500	500,920
2.10%, 09/06/22	240	236,290
3.05%, 05/14/24	950	972,097
Province of Nova Scotia Canada
9.25%, 03/01/20	500	597,170
Province of Ontario Canada
1.10%, 10/25/17	1,711	1,709,578
1.25%, 06/17/19	240	237,343
1.63%, 01/18/19	240	239,971
1.65%, 09/27/19[b]	23,450	23,339,785
1.88%, 05/21/20	500	498,035
2.00%, 09/27/18	5,975	6,019,334
2.00%, 01/30/19	3,890	3,916,258
2.40%, 02/08/22	500	502,225
2.50%, 09/10/21	2,819	2,850,150
2.50%, 04/27/26	12,540	12,236,156
3.00%, 07/16/18	3,500	3,572,870
3.20%, 05/16/24	100	103,329
4.00%, 10/07/19	1,300	1,370,551
4.40%, 04/14/20	1,620	1,736,770
Province of Quebec Canada
2.38%, 01/31/22	500	501,800
2.50%, 04/20/26	1,000	975,500
2.75%, 08/25/21	800	818,256
2.88%, 10/16/24	13,808	14,001,726

124	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
3.50%, 07/29/20		$1,800	$1,888,416
4.63%, 05/14/18		2,300	2,387,308
7.13%, 02/09/24		730	913,361
7.50%, 09/15/29		6,827	9,693,726

			151,367,362
CHILE — 0.05%
Chile Government International Bond
2.25%, 10/30/22		2,250	2,217,960
3.13%, 03/27/25		2,500	2,547,850
3.13%, 01/21/26		5,300	5,381,621
3.25%, 09/14/21		5,250	5,462,257
3.63%, 10/30/42[b]		350	344,848
3.88%, 08/05/20		5,450	5,767,844

			21,722,380
COLOMBIA — 0.13%
Colombia Government International Bond
3.88%, 04/25/27	(Call 01/25/27)	1,000	997,830
4.00%, 02/26/24	(Call 11/26/23)	500	513,635
4.38%, 07/12/21		14,773	15,659,233
4.50%, 01/28/26	(Call 10/28/25)	2,450	2,586,881
5.00%, 06/15/45	(Call 12/15/44)	1,700	1,691,211
5.63%, 02/26/44	(Call 08/26/43)	5,322	5,744,833
6.13%, 01/18/41		4,016	4,539,164
7.38%, 03/18/19		6,450	7,148,535
7.38%, 09/18/37		5,650	7,149,058
8.13%, 05/21/24		1,250	1,582,175
10.38%, 01/28/33		4,550	6,784,186
11.75%, 02/25/20		875	1,105,668

			55,502,409
FINLAND — 0.01%
Finland Government International Bond
6.95%, 02/15/26		2,000	2,605,500

			2,605,500
GERMANY — 0.04%
FMS Wertmanagement AoeR
1.25%, 07/30/18		14,200	14,176,002
1.38%, 06/08/21		3,250	3,150,843

			17,326,845

Security	Principal (000s)	Value
HUNGARY — 0.09%
Hungary Government International Bond
4.00%, 03/25/19[b]	$5,572	$5,773,985
5.38%, 03/25/24	11,050	12,279,313
5.75%, 11/22/23	7,500	8,475,000
6.25%, 01/29/20	1,165	1,281,500
6.38%, 03/29/21	5,000	5,612,500
7.63%, 03/29/41	2,160	3,093,552

		36,515,850
ISRAEL — 0.02%
Israel Government International Bond
2.88%, 03/16/26	750	735,750
3.15%, 06/30/23	500	507,365
4.50%, 01/30/43	3,800	3,912,898
5.13%, 03/26/19	3,675	3,927,436

		9,083,449
ITALY — 0.04%
Republic of Italy Government International Bond
5.38%, 06/15/33	3,350	3,638,703
6.88%, 09/27/23	9,925	11,647,583

		15,286,286
JAPAN — 0.12%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	2,500	2,397,300
1.75%, 07/31/18	15,300	15,310,557
1.75%, 11/13/18	4,450	4,444,304
1.88%, 04/20/21	3,000	2,929,290
1.88%, 07/21/26	2,950	2,714,324
2.00%, 11/04/21	756	737,697
2.13%, 02/07/19	6,000	6,020,640
2.13%, 02/10/25	200	190,912
2.25%, 02/24/20	726	726,603
2.25%, 11/04/26	3,000	2,838,450
2.50%, 05/28/25	1,000	977,770
2.75%, 01/21/26	4,600	4,575,022
3.00%, 05/29/24	5,000	5,101,150
3.38%, 07/31/23	600	626,664

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Japan Finance Organization for Municipalities
4.00%, 01/13/21		$1,100	$1,158,784

			50,749,467
MEXICO — 0.26%
Mexico Government International Bond
3.50%, 01/21/21		900	926,199
3.60%, 01/30/25		5,000	4,963,200
3.63%, 03/15/22		18,138	18,536,493
4.00%, 10/02/23		9,948	10,193,616
4.13%, 01/21/26		5,200	5,321,992
4.35%, 01/15/47		1,850	1,661,004
4.60%, 01/23/46		7,815	7,321,874
4.75%, 03/08/44		17,506	16,694,946
5.13%, 01/15/20		5,084	5,506,684
5.55%, 01/21/45		8,190	8,664,200
5.75%, 10/12/49		4,150	4,011,598
5.95%, 03/19/19		6,600	7,155,588
6.05%, 01/11/40		4,450	5,000,599
6.75%, 09/27/34		9,693	11,817,512
7.50%, 04/08/33		2,300	2,965,574
8.30%, 08/15/31		600	876,234

			111,617,313
PANAMA — 0.07%
Panama Government International Bond
3.75%, 03/16/25	(Call 12/16/24)	2,500	2,560,775
3.88%, 03/17/28	(Call 12/17/27)	5,000	5,072,000
4.00%, 09/22/24	(Call 06/22/24)	4,800	5,020,224
4.30%, 04/29/53		1,000	951,310
5.20%, 01/30/20		5,530	5,985,838
6.70%, 01/26/36		6,400	8,062,208
7.13%, 01/29/26		100	126,269
8.88%, 09/30/27		1,123	1,576,389

			29,355,013
PERU — 0.06%
Peruvian Government International Bond
4.13%, 08/25/27[b]		1,395	1,507,423
5.63%, 11/18/50		4,582	5,396,496
6.55%, 03/14/37		5,353	6,900,017
7.13%, 03/30/19		5,930	6,572,990

Security	Principal (000s)	Value
7.35%, 07/21/25	$1,200	$1,566,048
8.75%, 11/21/33	3,425	5,166,236

		27,109,210
PHILIPPINES — 0.20%
Philippine Government International Bond
3.70%, 03/01/41	3,700	3,664,665
3.95%, 01/20/40	10,350	10,672,299
4.00%, 01/15/21	18,290	19,528,783
4.20%, 01/21/24	18,550	20,215,604
5.00%, 01/13/37	2,700	3,179,520
5.50%, 03/30/26	1,000	1,193,820
6.38%, 01/15/32	1,850	2,408,459
6.38%, 10/23/34	9,581	12,774,251
6.50%, 01/20/20	1,000	1,130,070
7.75%, 01/14/31	2,500	3,581,025
8.38%, 06/17/19	3,650	4,202,172
9.50%, 02/02/30	1,981	3,154,327
10.63%, 03/16/25	400	616,596

		86,321,591
POLAND — 0.10%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,700	1,700,000
3.25%, 04/06/26[b]	8,000	7,920,000
4.00%, 01/22/24	5,668	5,944,316
5.00%, 03/23/22	7,255	7,971,431
5.13%, 04/21/21	5,350	5,864,938
6.38%, 07/15/19	10,047	11,089,376

		40,490,061
SOUTH AFRICA — 0.06%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,260	1,212,750
4.67%, 01/17/24	5,550	5,723,437
5.38%, 07/24/44[b]	3,450	3,544,875
5.50%, 03/09/20	6,250	6,703,125
5.88%, 05/30/22[b]	500	554,375
5.88%, 09/16/25	2,500	2,750,000
6.25%, 03/08/41	3,840	4,377,600
6.88%, 05/27/19	1,250	1,365,625

		26,231,787

126	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
SOUTH KOREA — 0.08%
Export-Import Bank of Korea
1.75%, 05/26/19	$2,500	$2,487,425
2.25%, 01/21/20	2,000	2,000,360
2.63%, 05/26/26	1,250	1,202,450
2.88%, 09/17/18	4,200	4,264,008
2.88%, 01/21/25	2,000	1,972,200
3.25%, 11/10/25	5,000	5,056,300
3.25%, 08/12/26	6,650	6,726,276
5.00%, 04/11/22	450	497,165
5.13%, 06/29/20	250	271,718
Korea International Bond
3.88%, 09/11/23	1,400	1,508,080
4.13%, 06/10/44[b]	2,936	3,425,519
7.13%, 04/16/19	3,000	3,334,050

		32,745,551
SUPRANATIONAL — 1.61%
African Development Bank
0.75%, 11/03/17	1,243	1,239,671
0.88%, 03/15/18	2,000	1,992,440
1.00%, 11/02/18	1,475	1,465,029
1.00%, 05/15/19	7,686	7,593,153
1.13%, 03/04/19	3,018	2,996,904
1.13%, 09/20/19	800	789,752
1.25%, 07/26/21	1,750	1,687,473
1.63%, 10/02/18	8,450	8,481,434
2.38%, 09/23/21	3,617	3,654,906
Asian Development Bank
1.00%, 08/16/19	1,000	986,280
1.38%, 01/15/19	23,308	23,285,158
1.38%, 03/23/20	8,500	8,417,295
1.50%, 09/28/18	6,050	6,066,032
1.50%, 01/22/20	1,021	1,016,191
1.63%, 08/26/20	16,050	15,951,292
1.63%, 03/16/21	2,000	1,974,140
1.75%, 03/21/19	2,658	2,672,752
1.75%, 01/10/20	1,100	1,103,729
1.75%, 08/14/26	400	372,992
1.88%, 10/23/18	4,300	4,335,002
1.88%, 02/18/22	9,125	9,030,374
2.00%, 01/22/25[b]	5,250	5,070,660
2.00%, 04/24/26	2,150	2,052,949
2.63%, 01/12/27	2,000	2,019,820

Security	Principal (000s)	Value
6.22%, 08/15/27	$2,775	$3,519,366
Corp. Andina de Fomento
1.50%, 08/08/17	910	910,564
2.13%, 09/27/21	1,000	980,310
4.38%, 06/15/22	4,550	4,878,465
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,391,092
1.13%, 05/31/18	6,950	6,931,860
1.75%, 11/14/19	220	220,123
1.88%, 01/27/20	1,000	1,002,830
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,500	1,473,840
1.00%, 06/15/18	7,000	6,974,170
1.50%, 03/16/20	1,100	1,092,399
1.50%, 11/02/21	2,000	1,945,540
1.63%, 11/15/18	4,900	4,920,335
1.75%, 06/14/19	1,575	1,580,009
1.75%, 11/26/19	5,700	5,710,317
1.88%, 02/23/22	2,650	2,612,264
2.00%, 02/01/21	3,000	3,002,010
2.13%, 03/07/22	2,000	1,997,740
European Investment Bank
0.88%, 04/18/17[b]	21,600	21,599,114
1.00%, 03/15/18	9,000	8,978,490
1.00%, 06/15/18	11,325	11,282,644
1.13%, 08/15/18	3,300	3,289,011
1.13%, 08/15/19	2,000	1,973,860
1.25%, 05/15/18	6,600	6,598,350
1.25%, 05/15/19	20,578	20,421,196
1.38%, 06/15/20	950	934,449
1.38%, 09/15/21	6,500	6,280,170
1.63%, 12/18/18	6,500	6,519,435
1.63%, 03/16/20	6,825	6,784,937
1.63%, 06/15/21[b]	2,300	2,253,310
1.75%, 06/17/19	2,153	2,159,007
1.75%, 05/15/20[b]	1,600	1,595,424
1.88%, 03/15/19	10,000	10,066,800
1.88%, 02/10/25	16,463	15,642,978
2.13%, 10/15/21	1,513	1,508,824
2.25%, 08/15/22	5,920	5,902,122
2.50%, 04/15/21	5,650	5,736,953

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.50%, 10/15/24	$4,950	$4,944,803
2.88%, 09/15/20	2,700	2,783,538
3.25%, 01/29/24	6,050	6,334,834
4.00%, 02/16/21	21,245	22,789,299
4.88%, 02/15/36	3,380	4,241,494
5.13%, 05/30/17	8,800	8,887,894
Inter-American Development Bank
0.88%, 03/15/18	9,450	9,417,397
1.00%, 05/13/19[b]	9,200	9,106,160
1.13%, 08/28/18	4,900	4,886,623
1.25%, 09/14/21[b]	1,750	1,690,640
1.38%, 07/15/20	2,400	2,367,432
1.50%, 09/25/18	250	250,648
1.75%, 08/24/18	3,800	3,824,966
1.75%, 10/15/19[b]	1,000	1,003,410
1.75%, 04/14/22	14,825	14,567,490
1.88%, 06/16/20	7,700	7,723,562
1.88%, 03/15/21	8,600	8,572,738
2.00%, 06/02/26[b]	2,000	1,907,700
2.13%, 11/09/20	6,426	6,484,477
2.13%, 01/15/25	1,000	976,980
3.00%, 10/04/23	1,850	1,926,553
3.00%, 02/21/24	7,725	8,026,584
3.88%, 10/28/41	3,050	3,338,713
4.25%, 09/10/18	1,600	1,670,128
4.38%, 01/24/44	3,040	3,578,080
Series E
3.88%, 09/17/19	5,550	5,858,857
International Bank for Reconstruction & Development
0.88%, 07/19/18	9,604	9,552,523
0.88%, 08/15/19	4,350	4,280,226
1.00%, 06/15/18	2,300	2,293,008
1.00%, 10/05/18	22,200	22,089,888
1.13%, 11/27/19	3,070	3,030,090
1.13%, 08/10/20	600	586,698
1.25%, 07/26/19	30,163	29,962,114
1.38%, 04/10/18	6,450	6,463,029
1.38%, 05/24/21	4,350	4,244,904
1.38%, 09/20/21	1,000	971,780
1.63%, 03/09/21	10,775	10,642,252
1.63%, 02/10/22	2,250	2,200,995
1.75%, 04/19/23	6,000	5,808,600
1.88%, 03/15/19	11,125	11,216,114

Security	Principal (000s)	Value
1.88%, 10/07/19[b]	$9,200	$9,267,620
1.88%, 10/07/22[b]	5,500	5,407,270
1.88%, 10/27/26	1,500	1,416,120
2.00%, 01/26/22	2,000	1,994,560
2.13%, 11/01/20[b]	1,650	1,666,220
2.13%, 02/13/23[b]	9,125	9,041,324
2.13%, 03/03/25	5,000	4,862,750
2.25%, 06/24/21[b]	1,925	1,945,020
2.50%, 11/25/24	12,263	12,294,393
2.50%, 07/29/25	12,000	11,973,120
4.75%, 02/15/35	4,260	5,255,349
7.63%, 01/19/23	1,200	1,550,748
International Finance Corp.
0.88%, 06/15/18	2,100	2,090,235
1.13%, 07/20/21	3,650	3,514,220
1.25%, 11/27/18	500	499,085
1.63%, 07/16/20	700	697,032
1.75%, 09/04/18	12,265	12,344,600
1.75%, 09/16/19	5,650	5,676,103
2.13%, 11/17/17	9,500	9,559,983
2.13%, 04/07/26	2,625	2,535,094
Nordic Investment Bank
0.88%, 09/27/18	3,175	3,152,172
1.13%, 02/25/19	9,127	9,058,365

		683,230,340
SWEDEN — 0.04%
Svensk Exportkredit AB
1.13%, 04/05/18	9,300	9,275,913
1.75%, 03/10/21	7,000	6,888,910
1.88%, 06/17/19	1,750	1,755,338

		17,920,161
URUGUAY — 0.05%
Uruguay Government International Bond
4.13%, 11/20/45	3,800	3,286,962
4.38%, 10/27/27	3,400	3,504,890
4.50%, 08/14/24[b]	4,967	5,271,725
5.10%, 06/18/50[b]	6,480	6,106,234
7.63%, 03/21/36	1,398	1,784,938
8.00%, 11/18/22	685	846,311

		20,801,060

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,446,430,981)		1,435,981,635

128	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.75%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$1,910	$2,193,692

2,193,692
CALIFORNIA — 0.25%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	1,190	1,641,105
Series S-1
6.79%, 04/01/30	1,000	1,228,410
7.04%, 04/01/50[b]	3,100	4,454,204
Series S-3
6.91%, 10/01/50	1,300	1,869,829
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	405	535,608
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,092,400
County of Sonoma CA RB Series A
6.00%, 12/01/29	(GTD)	2,000	2,348,280
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	4,480	5,682,880
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,600	3,836,872
Series E
6.60%, 08/01/42	200	280,866
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	815	1,014,398
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,150	1,687,889

Security		Principal (000s)	Value
Los Angeles Department of Power RB
Series A
5.72%, 07/01/39		$2,100	$2,594,256
6.60%, 07/01/50		350	498,295
Series D
6.57%, 07/01/45		2,470	3,451,356
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34		2,685	3,336,999
5.76%, 07/01/29		2,170	2,635,747
6.76%, 07/01/34		1,625	2,201,192
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41		650	892,223
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48		695	917,886
Series F
6.58%, 05/15/49		2,015	2,660,969
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49		1,300	1,697,410
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32		925	1,128,787
State of California GO
6.20%, 10/01/19		175	195,029
State of California GO BAB
5.70%, 11/01/21		500	566,350
6.65%, 03/01/22		500	589,265
7.30%, 10/01/39		7,150	10,135,339
7.35%, 11/01/39		2,130	3,036,634
7.50%, 04/01/34		6,530	9,316,939
7.55%, 04/01/39		11,475	16,933,198
7.60%, 11/01/40		4,335	6,494,784
7.70%, 11/01/30	(Call 11/01/20)	500	592,245
7.95%, 03/01/36	(Call 03/01/20)	500	579,965
University of California RB
Series AD
4.86%, 05/15/12		3,150	3,111,160

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series AN
4.77%, 05/15/44	(Call 05/15/24)	$1,180	$1,238,599
Series AQ
4.77%, 05/15/15		835	806,360
University of California RB BAB
5.77%, 05/15/43		1,020	1,258,099
5.95%, 05/15/45		1,050	1,315,797

			105,857,624
COLORADO — 0.00%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37		600	625,038
Regional Transportation District RB BAB Series B
5.84%, 11/01/50		500	654,825

			1,279,863
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32		2,400	2,897,304
State of Connecticut GO BAB
5.09%, 10/01/30		1,515	1,723,373

			4,620,677
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB Series E
5.59%, 12/01/34		700	862,386
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14		600	614,394
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB
7.46%, 10/01/46		1,300	1,852,669

			3,329,449
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18		1,500	1,515,120
2.16%, 07/01/19		1,500	1,510,125

Security	Principal (000s)	Value
2.64%, 07/01/21	$1,500	$1,511,595
3.00%, 07/01/20	1,310	1,341,270

		5,878,110
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	1,800	2,237,094
Project M, Series 2010-A
6.66%, 04/01/57	1,300	1,593,995
Project P, Series 2010A
7.06%, 04/01/57	330	378,134
State of Georgia GO BAB Series H
4.50%, 11/01/25	425	466,730

		4,675,953
ILLINOIS — 0.08%
Chicago O’Hare International Airport RB BAB Series B
6.40%, 01/01/40	500	653,450
Chicago Transit Authority RB Series A
6.90%, 12/01/40	2,400	3,026,544
City of Chicago IL GO Series B
6.31%, 01/01/44	50	45,843
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	300	373,731
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,300	1,642,641
State of Illinois GO
5.10%, 06/01/33	20,198	18,701,732
5.37%, 03/01/17	2,500	2,500,000
5.88%, 03/01/19	4,405	4,617,101
State of Illinois GO BAB Series 5
7.35%, 07/01/35	1,000	1,080,110

		32,641,152

130	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
INDIANA — 0.00%
Indianapolis Local Public Improvement Bond Bank RB BAB Series B-2
6.12%, 01/15/40	$1,000	$1,283,650

		1,283,650
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	556,305

		556,305
MARYLAND — 0.00%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,884,405

		1,884,405
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,265,725
Series E
4.20%, 12/01/21	420	449,215
5.46%, 12/01/39	1,150	1,431,589
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	1,400	1,772,862
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	1,060	1,342,744
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	1,025	1,226,905

		8,489,040
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,213,420

		1,213,420

Security		Principal (000s)	Value
MISSOURI — 0.01%
Health & Educational Facilities Authority of the State of Missouri RB
3.09%, 09/15/51		$1,000	$843,640
Series A
3.65%, 01/15/46		1,000	988,430
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33		1,050	1,273,724
University of Missouri RB BAB
5.79%, 11/01/41		1,025	1,345,517

			4,451,311
NEVADA — 0.00%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45		850	1,212,610

			1,212,610
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29	(NPFGC)	2,550	3,050,973
Series B
0.00%, 02/15/19	(AGM)	500	472,920
0.00%, 02/15/21	(AGM)	1,145	1,001,211
0.00%, 02/15/22	(AGM)	1,000	835,080
0.00%, 02/15/23	(AGM)	1,400	1,107,232
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41		2,290	3,241,335
Series F
7.41%, 01/01/40		4,044	5,895,384
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40		1,500	1,669,965
Series C
5.75%, 12/15/28		2,225	2,306,924
6.10%, 12/15/28	(Call 12/15/20)	1,200	1,260,360
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40		900	1,060,119

			21,901,503

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
NEW YORK — 0.14%
City of New York NY GO BAB
5.85%, 06/01/40	$645	$842,860
5.97%, 03/01/36	2,125	2,715,155
5.99%, 12/01/36	1,735	2,188,807
6.27%, 12/01/37	1,255	1,667,418
Series C-1
5.52%, 10/01/37	1,000	1,237,300
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	100	127,638
7.34%, 11/15/39	1,840	2,717,588
Series 2010-A
6.67%, 11/15/39	50	67,077
Series 2010B-1
6.55%, 11/15/31	2,110	2,725,381
Series B
6.65%, 11/15/39	220	292,327
Series C-1
6.69%, 11/15/40	2,050	2,744,109
Series E
6.81%, 11/15/40	1,230	1,650,931
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series G-3
5.27%, 05/01/27	530	618,754
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,234,330
5.57%, 11/01/38	100	122,750
Series C-2
5.77%, 08/01/36	2,000	2,455,060
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,205	4,236,145
5.88%, 06/15/44	3,090	4,020,368
6.01%, 06/15/42	835	1,108,103
New York State Dormitory Authority RB BAB
5.50%, 03/15/30	600	710,076
5.63%, 03/15/39	1,500	1,825,785

Security		Principal (000s)	Value
Series D
5.60%, 03/15/40		$1,500	$1,849,560
Series H
5.43%, 03/15/39		1,000	1,207,420
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39		1,260	1,537,036
Port Authority of New York & New Jersey RB
4.46%, 10/01/62		2,075	2,159,909
4.93%, 10/01/51		2,500	2,842,925
5.65%, 11/01/40		1,600	1,973,984
5.65%, 11/01/40		2,255	2,786,594
Series 181
4.96%, 08/01/46		2,000	2,284,360
Series 182
5.31%, 08/01/46	(Call 08/01/24)	1,000	1,085,670
Series 192
4.81%, 10/15/65		4,235	4,664,980

			57,700,400
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34		500	530,385
Series C
3.33%, 12/01/36		1,500	1,488,480

			2,018,865
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47		1,300	1,543,087
8.08%, 02/15/50		1,525	2,348,165
Series E
6.27%, 02/15/50		1,210	1,460,143
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40	(Call 11/15/20)	900	1,010,268
Ohio State University (The) RB
Series A
3.80%, 12/01/46		2,000	1,970,380
4.05%, 12/01/56		500	498,445
Ohio State University (The) RB BAB
4.91%, 06/01/40		1,225	1,435,859

132	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Ohio University RB
5.59%, 12/01/14		$1,000	$1,074,230

			11,340,577
OREGON — 0.02%
Oregon School Boards Association GOL
5.53%, 06/30/28	(AGM)	1,000	1,156,740
Series B
5.68%, 06/30/28	(NPFGC)	1,000	1,189,700
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34		595	748,236
State of Oregon GO
5.89%, 06/01/27		3,020	3,658,187

			6,752,863
PENNSYLVANIA — 0.01%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26		2,500	2,698,900
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45		1,000	1,216,440

			3,915,340
SOUTH CAROLINA — 0.01%
South Carolina Public Service Authority BAB Series C
6.45%, 01/01/50		400	531,200
South Carolina Public Service Authority RB Series C
5.78%, 12/01/41		1,810	2,114,062

			2,645,262
TENNESSEE — 0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series 2016B
4.05%, 07/01/26	(Call 04/01/26)	1,000	1,041,000

			1,041,000

Security		Principal (000s)	Value
TEXAS — 0.06%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28		$575	$603,865
City of Houston TX GOL Series A
6.29%, 03/01/32		620	739,579
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41		1,800	2,278,116
Series C
5.99%, 02/01/39		1,000	1,286,690
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41		1,285	1,507,909
5.02%, 12/01/48		950	1,129,151
6.00%, 12/01/44		400	532,680
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42		700	918,113
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44		1,250	1,490,912
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	400	456,588
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		1,590	2,260,487
State of Texas GO BAB
5.52%, 04/01/39		500	637,085
Series A
4.63%, 04/01/33		1,255	1,438,745
4.68%, 04/01/40		2,000	2,273,620
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30		5,015	5,968,402
University of Texas System (The) RB BAB
Series C
4.79%, 08/15/46		1,500	1,710,405

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Series D
5.13%, 08/15/42	$200	$239,664

25,472,011
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	524,485
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	150	192,855

717,340
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	1,200	1,496,832
Energy Northwest RB
2.81%, 07/01/24	1,000	1,003,610
State of Washington GO BAB Series F
5.14%, 08/01/40	2,150	2,597,931

5,098,373
WISCONSIN — 0.00%
State of Wisconsin RB Series A
5.70%, 05/01/26	(AGM)	320	371,520

371,520

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $300,793,679)	318,542,315

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.81%

MORTGAGE-BACKED SECURITIES — 28.54%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	5,891	5,973,570
2.50%, 01/01/30	48,181	48,512,283
2.50%, 12/01/31	34,383	34,512,523
2.50%, 03/01/32[h]	237,882	238,551,506
2.50%, 03/01/47[h]	14,600	13,904,219
3.00%, 04/01/27	1,204	1,242,697
3.00%, 05/01/27	9,051	9,338,208
3.00%, 06/01/27	7,908	8,159,261
3.00%, 07/01/27	263	271,076

Security	Principal (000s)	Value
3.00%, 08/01/27	$908	$937,054
3.00%, 09/01/27	4,080	4,209,205
3.00%, 11/01/27	1,414	1,458,088
3.00%, 12/01/27	1,005	1,036,892
3.00%, 01/01/28	537	553,842
3.00%, 05/01/29	17,818	18,366,058
3.00%, 05/01/30	18,457	19,017,707
3.00%, 06/01/30	10,008	10,354,712
3.00%, 07/01/30	16,697	17,204,559
3.00%, 12/01/30	46,360	47,768,519
3.00%, 02/01/31	15,526	15,985,253
3.00%, 05/01/31	33,683	34,679,412
3.00%, 06/01/31	22,802	23,477,265
3.00%, 03/01/32[h]	107,351	110,437,479
3.00%, 05/01/33	5,410	5,506,534
3.00%, 02/01/43	36,372	36,337,269
3.00%, 12/01/46	176,130	175,185,745
3.00%, 02/01/47	66,171	65,737,609
3.00%, 03/01/47[h]	491,272	487,587,005
3.50%, 11/01/25	6,561	6,851,438
3.50%, 03/01/26	5,383	5,624,615
3.50%, 06/01/26	1,381	1,442,536
3.50%, 03/01/32	2,824	2,938,134
3.50%, 03/01/32[h]	108,769	113,459,663
3.50%, 10/01/42	2,207	2,275,616
3.50%, 11/01/42	1,996	2,057,818
3.50%, 04/01/43	11,910	12,266,881
3.50%, 06/01/43	2,721	2,802,911
3.50%, 08/01/43	17,733	18,265,158
3.50%, 10/01/43	3,698	3,808,875
3.50%, 01/01/44	40,854	42,108,729
3.50%, 02/01/44	24,567	25,217,567
3.50%, 09/01/44	14,942	15,337,985
3.50%, 12/01/45	26,751	27,438,054
3.50%, 01/01/46	1,459	1,496,071
3.50%, 03/01/46	27,090	27,787,576
3.50%, 05/01/46	14,622	14,998,867
3.50%, 07/01/46	21,381	21,930,489
3.50%, 08/01/46	53,820	55,206,125
3.50%, 09/01/46	23,875	24,489,543
3.50%, 10/01/46	31,404	32,213,927
3.50%, 11/01/46	214,826	220,358,597
3.50%, 12/01/46	67,660	69,403,089

134	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 01/01/47	$155,004	$158,996,069
3.50%, 02/01/47	23,735	24,352,357
3.50%, 03/01/47	18,450	18,930,210
3.50%, 03/01/47[h]	383	392,515
4.00%, 05/01/25	766	803,280
4.00%, 10/01/25	4,355	4,568,371
4.00%, 02/01/26	2,641	2,776,767
4.00%, 05/01/26	3,695	3,884,664
4.00%, 03/01/32[h]	15,378	15,772,061
4.00%, 09/01/41	9,824	10,373,101
4.00%, 02/01/42	7,676	8,103,503
4.00%, 03/01/42	1,899	2,004,276
4.00%, 06/01/42	13,390	14,139,309
4.00%, 07/01/44	17,797	18,741,801
4.00%, 01/01/45	4,311	4,539,002
4.00%, 06/01/45	23,454	24,688,767
4.00%, 08/01/45	63,615	66,966,566
4.00%, 12/01/45	21,133	22,245,871
4.00%, 01/01/46	10,343	10,887,747
4.00%, 03/01/46	9,363	9,855,791
4.00%, 04/01/46	6,240	6,568,126
4.00%, 05/01/46	40,078	42,186,421
4.00%, 08/01/46	989	1,041,519
4.00%, 10/01/46	46,472	48,918,138
4.00%, 11/01/46	43,059	45,325,189
4.00%, 12/01/46	20,461	21,537,496
4.00%, 02/01/47	15,638	16,458,808
4.00%, 03/01/47	101,382	106,693,105
4.00%, 03/01/47[h]	5,285	5,553,843
4.50%, 04/01/22	2,098	2,185,139
4.50%, 05/01/23	979	1,005,327
4.50%, 07/01/24	1,214	1,285,723
4.50%, 08/01/24	268	284,063
4.50%, 09/01/24	692	732,481
4.50%, 10/01/24	673	712,230
4.50%, 08/01/30	5,296	5,699,791
4.50%, 03/01/32[h]	500	511,250
4.50%, 03/01/39	3,377	3,638,843
4.50%, 05/01/39	4,321	4,655,716
4.50%, 10/01/39	3,249	3,501,048
4.50%, 01/01/40	790	851,000
4.50%, 02/01/41	2,257	2,431,906
4.50%, 05/01/41	11,034	11,886,649

Security	Principal (000s)	Value
4.50%, 05/01/42	$15,948	$17,179,983
4.50%, 01/01/45	13,795	14,823,300
4.50%, 11/01/45	383	412,254
4.50%, 01/01/46	1,894	2,040,632
4.50%, 03/01/46	3,373	3,631,048
4.50%, 04/01/46	3,415	3,675,673
4.50%, 05/01/46	2,594	2,792,938
4.50%, 06/01/46	2,502	2,693,262
4.50%, 07/01/46	3,848	4,141,814
4.50%, 08/01/46	2,733	2,942,243
4.50%, 09/01/46	16,398	17,660,569
4.50%, 03/01/47[h]	68,172	73,220,989
5.00%, 12/01/24	2,845	2,950,544
5.00%, 08/01/25	3,099	3,387,817
5.00%, 06/01/33	1,338	1,472,946
5.00%, 12/01/33	3,357	3,695,211
5.00%, 07/01/35	4,843	5,327,736
5.00%, 01/01/36	2,461	2,706,802
5.00%, 01/01/37	288	316,467
5.00%, 02/01/37	270	297,167
5.00%, 02/01/38	1,357	1,492,591
5.00%, 03/01/38	9,446	10,358,131
5.00%, 12/01/38	1,231	1,353,385
5.00%, 08/01/40	1,761	1,931,862
5.00%, 09/01/40	7,988	8,763,691
5.00%, 08/01/41	2,411	2,647,178
5.00%, 03/01/47[h]	44,725	48,827,121
5.50%, 02/01/34	5,071	5,664,727
5.50%, 05/01/35	3,413	3,808,895
5.50%, 06/01/35	1,928	2,151,176
5.50%, 05/01/36	2,688	2,994,294
5.50%, 07/01/36	4,438	4,943,828
5.50%, 03/01/38	3,308	3,676,109
5.50%, 04/01/38	907	1,008,325
5.50%, 01/01/39	1,920	2,144,051
5.50%, 11/01/39	2,205	2,454,325
6.00%, 10/01/36	2,118	2,383,244
6.00%, 02/01/37	2,107	2,354,374
6.00%, 11/01/37	6,082	6,784,098
6.00%, 09/01/38	108	120,678
FRN, (12 mo. LIBOR US + 1.749%)
3.00%, 12/01/38	5,328	5,635,085

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.775%)
3.28%, 11/01/40	$1,621	$1,703,641
FRN, (12 mo. LIBOR US + 1.809%)
3.09%, 08/01/41	1,155	1,221,074
FRN, (12 mo. LIBOR US + 1.812%)
2.98%, 05/01/42	1,622	1,671,531
FRN, (12 mo. LIBOR US + 1.849%)
3.42%, 11/01/41	4,906	5,161,947
FRN, (12 mo. LIBOR US + 1.880%)
3.13%, 09/01/41	1,479	1,559,389
FRN, (12 mo. LIBOR US + 1.900%)
3.40%, 11/01/40	2,266	2,379,714
3.49%, 01/01/42	461	484,133
FRN, (12 mo. LIBOR US + 1.910%)
3.28%, 11/01/40	2,428	2,560,777
Federal National Mortgage Association
1.00%, 10/01/45	7,826	8,068,287
2.10%, 07/25/28	8,977	8,688,930
2.50%, 05/01/27	6,309	6,397,544
2.50%, 10/01/27	6,639	6,732,546
2.50%, 02/01/30	1,465	1,474,248
2.50%, 03/01/30	18,262	18,373,245
2.50%, 06/01/30	2,734	2,750,877
2.50%, 07/01/30	5,277	5,308,979
2.50%, 08/01/30	14,654	14,742,488
2.50%, 09/01/30	5,905	5,940,007
2.50%, 12/01/30	10,661	10,725,283
2.50%, 01/01/31	6,029	6,065,584
2.50%, 04/01/31	5,105	5,120,904
2.50%, 10/01/31	22,971	23,043,923
2.50%, 03/01/32[h]	353,990	354,985,725
2.50%, 03/01/47[h]	30,325	28,903,516
3.00%, 01/01/27	11,065	11,410,743
3.00%, 10/01/27	10,593	10,926,793
3.00%, 11/01/27	7,860	8,107,583

Security	Principal (000s)	Value
3.00%, 04/01/30	$14,868	$15,313,240
3.00%, 07/01/30	11,111	11,443,168
3.00%, 08/01/30	40,805	42,025,978
3.00%, 09/01/30	76,146	78,423,912
3.00%, 10/01/30	30,311	31,218,105
3.00%, 11/01/30	8,216	8,461,674
3.00%, 12/01/30	20,279	20,885,579
3.00%, 02/01/31	9,363	9,636,089
3.00%, 03/01/31	17,938	18,460,096
3.00%, 07/01/31	7,163	7,370,883
3.00%, 09/01/31	12,992	13,369,482
3.00%, 10/01/31	8,339	8,581,454
3.00%, 01/01/32	31,546	32,464,145
3.00%, 03/01/32[h]	72,812	74,871,214
3.00%, 05/01/33	1,530	1,558,965
3.00%, 08/01/42	58	57,551
3.00%, 09/01/42	222	221,328
3.00%, 10/01/42	9,745	9,719,327
3.00%, 12/01/42	45,735	45,580,870
3.00%, 01/01/43	22,575	22,518,736
3.00%, 02/01/43	680	677,463
3.00%, 03/01/43	14,221	14,174,971
3.00%, 04/01/43	27,170	27,065,865
3.00%, 05/01/43	12,069	12,033,192
3.00%, 06/01/43	7,926	7,892,523
3.00%, 07/01/43	1,609	1,602,994
3.00%, 08/01/43	5,302	5,281,024
3.00%, 11/01/45	5,145	5,116,174
3.00%, 10/01/46	7,213	7,182,683
3.00%, 12/01/46	119,371	118,724,478
3.00%, 01/01/47	44,062	43,896,238
3.00%, 03/01/47[h]	897,338	891,168,801
3.50%, 01/01/27	1,761	1,839,687
3.50%, 11/01/28	623	652,444
3.50%, 01/01/29	1,297	1,357,949
3.50%, 12/01/29	4,100	4,285,962
3.50%, 07/01/30	30,506	31,886,774
3.50%, 10/01/30	5,216	5,459,497
3.50%, 11/01/30	2,750	2,878,820
3.50%, 03/01/31	5,244	5,493,687
3.50%, 06/01/31	29,793	31,184,367
3.50%, 01/01/32	16,967	17,742,290
3.50%, 02/01/32	4,439	4,611,993

136	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 03/01/32[h]	$66,505	$69,352,245
3.50%, 02/01/42	33,134	34,158,967
3.50%, 05/01/42	2,952	3,043,725
3.50%, 11/01/42	10,430	10,752,971
3.50%, 12/01/42	14,317	14,760,182
3.50%, 06/01/43	11,650	11,999,384
3.50%, 10/01/43	15,115	15,582,924
3.50%, 03/01/45	58,537	60,048,283
3.50%, 05/01/45	89,966	92,288,931
3.50%, 07/01/45	35,396	36,309,598
3.50%, 12/01/45	166,773	171,079,601
3.50%, 01/01/46	23,996	24,616,018
3.50%, 02/01/46	5,237	5,372,740
3.50%, 03/01/46	110,276	113,122,149
3.50%, 04/01/46	90,983	93,331,880
3.50%, 05/01/46	101,775	104,401,644
3.50%, 06/01/46	32,814	33,660,934
3.50%, 07/01/46	153,455	157,417,849
3.50%, 08/01/46	37,455	38,423,078
3.50%, 09/01/46	27,718	28,433,211
3.50%, 10/01/46	12,051	12,361,935
3.50%, 11/01/46	52,582	53,940,594
3.50%, 12/01/46	9,501	9,745,838
3.50%, 01/01/47	28,279	29,009,728
3.50%, 03/01/47[h]	126,300	129,477,542
4.00%, 10/01/25	9,065	9,517,816
4.00%, 11/01/25	724	758,260
4.00%, 03/01/26	1,684	1,772,112
4.00%, 06/01/26	2,809	2,955,624
4.00%, 09/01/26	1,157	1,216,832
4.00%, 12/01/30	4,557	4,843,248
4.00%, 01/01/31	1,569	1,666,458
4.00%, 02/01/31	1,304	1,384,771
4.00%, 10/01/31	5,115	5,434,330
4.00%, 02/01/32	6,362	6,758,228
4.00%, 03/01/32[h]	55,947	57,485,542
4.00%, 03/01/42	9,602	10,137,043
4.00%, 06/01/42	5,575	5,886,929
4.00%, 05/01/44	9,586	10,092,081
4.00%, 10/01/44	10,707	11,276,833
4.00%, 12/01/44	37,472	39,451,525
4.00%, 02/01/45	62,040	65,336,779
4.00%, 03/01/45	9,275	9,768,483

Security	Principal (000s)	Value
4.00%, 05/01/45	$38,850	$40,914,928
4.00%, 07/01/45	16,710	17,598,640
4.00%, 08/01/45	37,711	39,714,924
4.00%, 09/01/45	26,580	27,992,473
4.00%, 11/01/45	33,453	35,230,745
4.00%, 12/01/45	43,072	45,361,848
4.00%, 01/01/46	4,556	4,797,890
4.00%, 02/01/46	16,542	17,417,301
4.00%, 03/01/46	77,979	82,104,721
4.00%, 04/01/46	18,429	19,403,926
4.00%, 05/01/46	60,516	63,717,778
4.00%, 06/01/46	749	788,585
4.00%, 07/01/46	48,067	50,609,818
4.00%, 08/01/46	29,023	30,557,745
4.00%, 09/01/46	7,691	8,097,254
4.00%, 10/01/46	46,242	48,688,695
4.00%, 11/01/46	20,695	21,791,444
4.00%, 02/01/47	9,791	10,297,825
4.00%, 03/01/47	65,383	68,769,901
4.00%, 03/01/47[h]	14,085	14,802,765
4.50%, 09/01/18	647	657,508
4.50%, 10/01/24	1,611	1,707,207
4.50%, 02/01/25	643	682,356
4.50%, 04/01/25	792	840,702
4.50%, 06/01/25	4,040	4,288,095
4.50%, 08/01/31	4,544	4,896,611
4.50%, 03/01/32[h]	11,250	11,515,430
4.50%, 09/01/40	11,866	12,793,258
4.50%, 12/01/40	5,771	6,221,648
4.50%, 01/01/41	14,895	16,058,813
4.50%, 05/01/41	8,285	8,932,796
4.50%, 06/01/41	47,836	51,665,924
4.50%, 08/01/41	15,209	16,398,193
4.50%, 09/01/41	6,005	6,474,469
4.50%, 01/01/42	6,517	7,027,153
4.50%, 09/01/42	5,476	5,902,256
4.50%, 08/01/43	7,738	8,324,327
4.50%, 04/01/44	17,354	18,665,378
4.50%, 06/01/44	2,956	3,186,801
4.50%, 02/01/45	7,040	7,571,612
4.50%, 08/01/45	8,635	9,287,250
4.50%, 10/01/45	2,660	2,870,349
4.50%, 11/01/45	677	730,858

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.50%, 12/01/45	$643	$693,620
4.50%, 01/01/46	805	868,026
4.50%, 02/01/46	417	449,263
4.50%, 03/01/46	3,629	3,912,790
4.50%, 04/01/46	12,352	13,319,262
4.50%, 05/01/46	425	458,806
4.50%, 06/01/46	2,229	2,403,882
4.50%, 07/01/46	1,140	1,229,729
4.50%, 08/01/46	6,652	7,173,037
4.50%, 09/01/46	4,095	4,415,870
4.50%, 10/01/46	4,674	5,039,647
4.50%, 03/01/47[h]	104,950	112,772,055
5.00%, 08/01/20	692	703,785
5.00%, 07/01/23	1,431	1,528,581
5.00%, 12/01/23	1,180	1,261,849
5.00%, 03/01/32[h]	975	998,004
5.00%, 11/01/33	10,034	11,054,103
5.00%, 06/01/39	2,130	2,346,285
5.00%, 12/01/39	406	445,719
5.00%, 01/01/40	10	10,899
5.00%, 03/01/40	6,856	7,529,915
5.00%, 04/01/40	902	990,881
5.00%, 05/01/40	73	79,653
5.00%, 06/01/40	90	98,236
5.00%, 07/01/40	5,566	6,113,870
5.00%, 08/01/40	4,043	4,438,032
5.00%, 09/01/40	30	33,085
5.00%, 10/01/40	89	97,408
5.00%, 04/01/41	2,087	2,292,031
5.00%, 05/01/41	10,649	11,707,044
5.00%, 06/01/41	2,487	2,734,304
5.00%, 08/01/41	4,372	4,806,280
5.00%, 10/01/41	12,969	14,257,857
5.00%, 01/01/42	52,590	57,762,295
5.00%, 05/01/42	26,573	29,186,725
5.00%, 03/01/47[h]	87,762	96,209,553
5.50%, 12/01/19	849	871,162
5.50%, 05/01/33	3,927	4,398,725
5.50%, 11/01/33	7,763	8,693,982
5.50%, 09/01/34	11,230	12,571,077
5.50%, 09/01/36	885	990,948
5.50%, 03/01/38	785	874,765
5.50%, 06/01/38	20,611	23,002,101

Security	Principal (000s)	Value
5.50%, 11/01/38	$1,490	$1,659,881
5.50%, 07/01/40	4,308	4,812,282
5.50%, 03/01/47[h]	179,467	199,376,620
6.00%, 03/01/34	5,994	6,730,197
6.00%, 05/01/34	584	653,713
6.00%, 08/01/34	989	1,108,245
6.00%, 11/01/34	319	357,648
6.00%, 09/01/36	2,304	2,574,895
6.00%, 08/01/37	4,847	5,407,676
6.00%, 03/01/38	1,063	1,186,289
6.00%, 05/01/38	603	672,879
6.00%, 09/01/38	484	540,554
6.00%, 06/01/39	8,490	9,509,855
6.00%, 10/01/39	650	725,702
6.00%, 03/01/47[h]	12,220	13,837,241
6.50%, 08/01/36	93	105,470
6.50%, 09/01/36	709	804,981
6.50%, 10/01/36	105	119,325
6.50%, 12/01/36	102	116,193
6.50%, 07/01/37	183	207,557
6.50%, 08/01/37	7,232	8,196,329
6.50%, 10/01/37	321	364,059
6.50%, 11/01/37	49	55,987
6.50%, 12/01/37	2,391	2,765,280
6.50%, 06/01/38	62	70,517
6.50%, 10/01/39	2,220	2,516,633
6.50%, 05/01/40	64	72,390
7.00%, 04/01/37	2,597	3,054,924
FRN, (12 mo. LIBOR US + 1.590%)
2.52%, 04/01/44	2,544	2,634,461
FRN, (12 mo. LIBOR US + 1.759%)
3.01%, 08/01/41	1,684	1,777,754
FRN, (12 mo. LIBOR US + 1.805%)
3.32%, 02/01/42	1,367	1,446,767
FRN, (12 mo. LIBOR US + 1.825%)
3.21%, 10/01/41	1,713	1,815,415
Series 2014-M01, Class ASQ2
2.32%, 11/25/18[a]	3,572	3,589,915

138	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
Series 2014-M06, Class A2
2.68%, 05/25/21[a]		$2,500	$2,530,225
Series 2015-M10, Class A2
3.09%, 04/25/27[a]		4,548	4,568,330
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19		3,100	3,270,376
Series K004, Class A1
3.41%, 05/25/19		3,147	3,206,551
Series K006, Class A1
3.40%, 07/25/19		1,638	1,672,546
Series K006, Class A2
4.25%, 01/25/20		2,425	2,571,082
Series K007, Class A2
4.22%, 03/25/20		18,775	19,945,621
Series K010, Class A1
3.32%, 07/25/20		210	212,541
Series K010, Class A2
4.33%, 10/25/20[a]		6,375	6,851,595
Series K013, Class A2
3.97%, 01/25/21	(Call 01/11/21)[a]	4,000	4,252,200
Series K014, Class A1
2.79%, 10/25/20		766	774,702
Series K017, Class A2
2.87%, 12/25/21		9,500	9,729,805
Series K020, Class A2
2.37%, 05/25/22		12,400	12,418,848
Series K024, Class A2
2.57%, 09/25/22		890	898,144
Series K026, Class A2
2.51%, 11/25/22		11,900	11,954,145
Series K031, Class A2
3.30%, 04/25/23[a]		5,100	5,334,345
Series K033, Class A2
3.06%, 07/25/23[a]		2,900	2,994,250
Series K034, Class A2
3.53%, 07/25/23[a]		33,500	35,433,285
Series K036, Class A2
3.53%, 10/25/23[a]		7,685	8,119,049
Series K037, Class A2
3.49%, 01/25/24		10,700	11,282,401
Series K038, Class A1
2.60%, 10/25/23		2,672	2,710,068

Security	Principal (000s)	Value
Series K046, Class A2
3.21%, 03/25/25	$5,000	$5,146,300
Series K048, Class A2
3.28%, 06/25/25[a]	14,000	14,476,560
Series K052, Class A2
3.15%, 11/25/25	19,250	19,666,762
Series K703, Class A2
2.70%, 05/25/18	9,849	9,909,459
Series K716, Class A2
3.13%, 06/25/21	17,000	17,641,580
Series K717, Class A2
2.99%, 09/25/21	6,000	6,188,640
Series K718, Class A2
2.79%, 01/25/22	3,500	3,572,380
Government National Mortgage Association
2.50%, 05/20/45	12,654	12,300,684
2.50%, 03/01/47[h]	25,575	24,831,727
3.00%, 09/15/42	23	22,881
3.00%, 10/15/42	61	61,608
3.00%, 03/15/43	690	701,068
3.00%, 06/15/43	154	156,145
3.00%, 07/15/43	294	298,839
3.00%, 08/15/43	639	649,179
3.00%, 09/20/43	21,672	22,024,603
3.00%, 11/15/43	1,812	1,840,956
3.00%, 08/20/44	60,098	60,918,007
3.00%, 09/15/44	3,251	3,290,843
3.00%, 10/15/44	1,780	1,801,702
3.00%, 06/20/45	37,208	37,692,286
3.00%, 11/20/45	14,168	14,352,045
3.00%, 12/20/45	26,985	27,336,230
3.00%, 12/20/46	98,200	99,462,009
3.00%, 03/01/47[h]	730,025	738,454,867
3.50%, 09/15/41	677	707,646
3.50%, 12/15/41	6,861	7,170,486
3.50%, 01/15/42	1,035	1,082,084
3.50%, 06/15/42	64	67,125
3.50%, 08/20/42	37,803	39,518,134
3.50%, 09/15/42	2,306	2,407,732
3.50%, 10/15/42	1,448	1,511,596
3.50%, 11/15/42	1,875	1,957,022
3.50%, 02/15/43	559	584,021
3.50%, 03/15/43	878	916,180

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.50%, 04/15/43	$150	$156,320
3.50%, 05/15/43	2,398	2,502,881
3.50%, 06/15/43	3,212	3,352,248
3.50%, 08/15/43	520	542,620
3.50%, 01/20/44	23,688	24,760,180
3.50%, 06/20/44	32,941	34,359,971
3.50%, 08/15/44	142	147,422
3.50%, 08/20/44	30,976	32,310,385
3.50%, 09/15/44	755	785,756
3.50%, 09/20/44	24,612	25,671,975
3.50%, 10/15/44	1,096	1,140,219
3.50%, 05/20/45	14,427	15,021,856
3.50%, 08/20/45	15,173	15,797,628
3.50%, 09/20/45	90,765	94,505,010
3.50%, 10/20/45	8,560	8,912,457
3.50%, 11/20/45	22,195	23,109,348
3.50%, 12/20/45	43,037	44,810,072
3.50%, 05/20/46	49,960	51,983,609
3.50%, 07/20/46	105,616	109,892,968
3.50%, 08/20/46	36,138	37,601,649
3.50%, 10/20/46	72,932	75,885,230
3.50%, 11/20/46	141,149	146,864,733
3.50%, 12/20/46	52,050	54,157,577
3.50%, 02/20/47	272,943	284,138,014
3.50%, 03/01/47[h]	39,875	41,451,410
4.00%, 06/15/39	27	29,022
4.00%, 09/20/40	10,871	11,590,736
4.00%, 01/15/41	11	11,412
4.00%, 01/20/41	3,301	3,519,920
4.00%, 02/15/41	7,142	7,605,044
4.00%, 05/20/41	63	67,137
4.00%, 07/15/41	4,322	4,602,828
4.00%, 08/15/41	21	22,800
4.00%, 09/15/41	71	75,268
4.00%, 09/20/41	4,404	4,676,560
4.00%, 10/15/41	1,381	1,471,014
4.00%, 11/15/41	666	708,790
4.00%, 12/15/41	2,826	3,008,688
4.00%, 12/20/41	13,887	14,745,396
4.00%, 01/15/42	194	205,508
4.00%, 01/20/42	6,091	6,467,871
4.00%, 02/15/42	1,363	1,454,625
4.00%, 03/15/42	6,389	6,822,656
4.00%, 04/15/42	2,468	2,613,793

Security	Principal (000s)	Value
4.00%, 09/20/42	$2,314	$2,463,432
4.00%, 11/15/42	90	94,881
4.00%, 05/15/43	441	468,591
4.00%, 08/15/43	76	81,243
4.00%, 10/20/43	18,633	19,830,371
4.00%, 03/15/44	1,114	1,183,142
4.00%, 04/15/44	198	210,721
4.00%, 06/15/44	329	349,072
4.00%, 08/15/44	52	54,736
4.00%, 08/20/44	1,267	1,346,482
4.00%, 09/15/44	234	247,934
4.00%, 10/15/44	210	222,595
4.00%, 10/20/44	24,216	25,741,037
4.00%, 11/20/44	26,663	28,342,303
4.00%, 09/20/45	17,090	18,123,077
4.00%, 01/20/46	28,806	30,546,621
4.00%, 06/20/46	18,784	19,904,799
4.00%, 09/20/46	30,799	32,636,611
4.00%, 11/20/46	19,053	20,190,192
4.00%, 01/20/47	13,354	14,151,200
4.00%, 02/20/47	108,036	114,495,436
4.00%, 03/01/47[h]	64,517	68,267,051
4.00%, 03/20/47	66,380	70,487,082
4.50%, 04/15/39	1,482	1,599,983
4.50%, 08/15/39	7,495	8,089,657
4.50%, 11/20/39	3,566	3,832,250
4.50%, 01/20/40	977	1,049,743
4.50%, 06/15/40	5,665	6,120,429
4.50%, 07/15/40	4,182	4,518,165
4.50%, 08/15/40	5,080	5,487,705
4.50%, 08/20/40	6,459	6,921,164
4.50%, 09/15/40	7,682	8,298,893
4.50%, 10/20/40	13,396	14,355,028
4.50%, 06/20/41	12,453	13,433,574
4.50%, 09/20/41	7,716	8,323,131
4.50%, 12/20/41	1,456	1,570,563
4.50%, 11/20/45	18,262	19,509,688
4.50%, 08/20/46	26,824	28,657,030
4.50%, 09/20/46	28,590	30,584,805
4.50%, 10/20/46	19,995	21,412,357
4.50%, 11/20/46	8,600	9,209,363
4.50%, 12/20/46	3,168	3,384,537
4.50%, 01/20/47	10,395	11,119,084
4.50%, 03/01/47[h]	70,206	74,975,640

140	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security		Principal (000s)	Value
5.00%, 12/15/36		$1,649	$1,830,559
5.00%, 01/15/39		5,631	6,191,898
5.00%, 07/15/39		10,161	11,154,812
5.00%, 05/15/40		3,781	4,150,703
5.00%, 07/20/40		20,261	21,925,387
5.00%, 08/20/40		6,896	7,462,407
5.00%, 03/01/47[h]		56,700	60,987,937
5.50%, 03/15/36		2,284	2,566,387
5.50%, 06/20/38		2,848	3,147,307
5.50%, 03/20/39		3,728	4,112,279
5.50%, 12/15/39		1,044	1,160,562
5.50%, 01/15/40		8,966	9,967,917
6.00%, 03/15/37		7,100	8,127,399
6.00%, 09/20/38		3,266	3,660,931
6.00%, 11/15/39		1,346	1,519,222
6.50%, 10/20/38		4,294	4,888,513

			12,105,780,838
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.18%
Federal Home Loan Banks
0.88%, 06/29/18		9,160	9,134,993
0.88%, 10/01/18		3,670	3,652,054
1.00%, 06/21/17		5,280	5,285,650
1.00%, 12/19/17		7,000	7,007,021
1.00%, 09/26/19		1,200	1,186,860
1.13%, 04/25/18		300	300,303
1.25%, 01/16/19		4,400	4,398,636
1.38%, 11/15/19		250	249,235
4.88%, 05/17/17		700	706,369
5.00%, 11/17/17		15,525	15,984,633
5.50%, 07/15/36		15,000	19,857,750
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18		1,750	1,747,860
0.88%, 03/07/18		29,882	29,850,026
0.88%, 10/12/18		3,750	3,731,662
1.00%, 06/29/17		7,000	7,008,190
1.00%, 09/29/17		2,200	2,203,302
1.25%, 07/26/19	(Call 04/26/17)	1,500	1,489,500
1.25%, 08/01/19		28,100	27,989,005
1.25%, 10/02/19		410	407,700
1.38%, 05/01/20		12,376	12,284,913
1.75%, 05/30/19		18,960	19,113,766
2.38%, 01/13/22		95,873	97,745,400
3.75%, 03/27/19		200	209,874
6.25%, 07/15/32		39,923	55,806,765

Security	Principal (000s)	Value
6.75%, 09/15/29	$500	$699,405
6.75%, 03/15/31	20,320	29,055,162
Federal National Mortgage Association
0.75%, 04/20/17	22,900	22,906,297
0.88%, 02/08/18	25,066	25,047,702
0.88%, 05/21/18	36,350	36,262,033
1.00%, 09/27/17	2,600	2,603,835
1.00%, 02/26/19	2,840	2,822,023
1.00%, 08/28/19	4,000	3,957,920
1.00%, 10/24/19	2,000	1,974,380
1.25%, 05/06/21	1,000	976,690
1.25%, 08/17/21	72,300	70,265,478
1.38%, 10/07/21	2,500	2,439,800
1.63%, 01/21/20	79,350	79,533,298
1.75%, 06/20/19	1,100	1,109,009
1.75%, 09/12/19	128,750	129,701,462
1.88%, 09/18/18	4,637	4,688,146
1.88%, 09/24/26	3,080	2,866,248
2.00%, 01/05/22	30,000	30,027,000
2.13%, 04/24/26	1,500	1,430,535
2.63%, 09/06/24	500	508,395
5.00%, 05/11/17	73,253	73,890,081
5.38%, 06/12/17	510	516,742
6.25%, 05/15/29	5,075	6,807,097
6.63%, 11/15/30	17,915	25,228,620
7.25%, 05/15/30	6,826	9,994,083
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	9,821,195
Private Export Funding Corp.
2.80%, 05/15/22	100	102,846
Tennessee Valley Authority
4.88%, 01/15/48	8,035	9,523,002
5.25%, 09/15/39	320	404,557
5.50%, 07/18/17	6,964	7,092,332
5.88%, 04/01/36	340	453,985
7.13%, 05/01/30	3,556	5,092,868

		925,153,693
U.S. GOVERNMENT OBLIGATIONS — 37.09%
U.S. Treasury Note/Bond
0.63%, 05/31/17	59,331	59,340,492
0.63%, 09/30/17	26,861	26,845,352

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
0.63%, 11/30/17	$59,898	$59,817,335
0.63%, 04/30/18	69,000	68,703,989
0.75%, 12/31/17	160,033	159,882,766
0.75%, 02/28/18	123,656	123,424,968
0.75%, 04/15/18	27,000	26,930,339
0.75%, 02/15/19	50,053	49,598,520
0.75%, 07/15/19	15,000	14,799,750
0.88%, 06/15/17	37,560	37,592,676
0.88%, 11/30/17	12,900	12,906,451
0.88%, 01/15/18	41,200	41,200,824
0.88%, 01/31/18	30,024	30,013,693
0.88%, 10/15/18	21,400	21,317,182
0.88%, 04/15/19	112,300	111,395,985
0.88%, 07/31/19	230,450	227,940,406
1.00%, 12/15/17	50,000	50,061,001
1.00%, 05/15/18	93,226	93,236,257
1.00%, 05/31/18	30,036	30,033,095
1.00%, 08/15/18	101,526	101,430,564
1.00%, 09/15/18	43,750	43,683,500
1.00%, 03/15/19	15,000	14,927,250
1.00%, 09/30/19	2,000	1,981,060
1.00%, 11/30/19	224,500	221,981,106
1.13%, 01/15/19	29,000	28,961,139
1.13%, 01/31/19	5,000	4,992,050
1.13%, 05/31/19	60,000	59,770,198
1.13%, 12/31/19	100,000	99,122,002
1.13%, 03/31/20	73,200	72,366,984
1.13%, 04/30/20	304	300,224
1.13%, 06/30/21	60,000	58,276,799
1.13%, 07/31/21	100,000	97,000,000
1.13%, 08/31/21	4,300	4,168,033
1.13%, 09/30/21	13,000	12,582,700
1.25%, 10/31/18	241,777	242,202,535
1.25%, 11/15/18	104,800	104,976,063
1.25%, 11/30/18	1,000	1,001,520
1.25%, 12/15/18	167,500	167,722,780
1.25%, 12/31/18	150,000	150,170,997
1.25%, 01/31/19	32,000	32,023,362
1.25%, 10/31/19	108,000	107,577,721
1.25%, 01/31/20	24,000	23,852,880
1.25%, 10/31/21	230,000	223,665,805
1.38%, 07/31/18	70,531	70,848,583
1.38%, 09/30/18	240,824	241,828,217
1.38%, 11/30/18	58,300	58,519,790

Security	Principal (000s)	Value
1.38%, 12/31/18	$68,922	$69,145,305
1.38%, 02/28/19	32,200	32,289,516
1.38%, 12/15/19	2,500	2,495,700
1.38%, 01/31/20	20,400	20,349,204
1.38%, 02/29/20	50,209	50,032,767
1.38%, 03/31/20	10,000	9,958,300
1.38%, 05/31/20	180,054	178,979,078
1.38%, 08/31/20	18,000	17,847,360
1.38%, 09/30/20	106,600	105,571,314
1.38%, 10/31/20	57,200	56,605,119
1.38%, 01/31/21	30,000	29,596,200
1.38%, 04/30/21	20,000	19,672,800
1.38%, 05/31/21	25,000	24,565,750
1.38%, 06/30/23	284,100	271,625,172
1.38%, 09/30/23	50,000	47,639,500
1.50%, 08/31/18	259,076	260,658,531
1.50%, 12/31/18	164,856	165,797,326
1.50%, 01/31/19	46,000	46,249,320
1.50%, 02/28/19	25,000	25,135,002
1.50%, 03/31/19	20,000	20,097,598
1.50%, 05/31/19	132,000	132,608,508
1.50%, 10/31/19	18,720	18,764,926
1.50%, 11/30/19	185,485	185,833,719
1.50%, 05/31/20	117,000	116,756,640
1.50%, 01/31/22	22,250	21,836,595
1.50%, 02/28/23	155,053	150,018,426
1.50%, 03/31/23	70,000	67,647,300
1.50%, 08/15/26	271,000	251,086,920
1.63%, 03/31/19	15,000	15,114,750
1.63%, 04/30/19	2,000	2,015,000
1.63%, 06/30/19	2,000	2,013,820
1.63%, 07/31/19	30,000	30,202,203
1.63%, 08/31/19	172,280	173,410,153
1.63%, 12/31/19	29,010	29,149,829
1.63%, 06/30/20	61,500	61,584,870
1.63%, 11/30/20	8,700	8,679,033
1.63%, 08/15/22	2,091	2,051,794
1.63%, 11/15/22	1,181	1,155,112
1.63%, 04/30/23	105,000	102,132,447
1.63%, 05/31/23	20,000	19,432,800
1.63%, 10/31/23	8,400	8,128,092
1.63%, 02/15/26	235,890	221,996,081
1.63%, 05/15/26	20,000	18,782,401
1.75%, 09/30/19	17,400	17,564,429

142	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
1.75%, 10/31/20	$57,900	$58,077,752
1.75%, 12/31/20	100,000	100,134,003
1.75%, 11/30/21	117,800	117,173,306
1.75%, 03/31/22	90,000	89,245,803
1.75%, 05/15/22	35,135	34,776,270
1.75%, 09/30/22	168,700	166,348,327
1.75%, 01/31/23	62,040	60,955,540
1.75%, 05/15/23	83,004	81,302,416
1.88%, 09/30/17	38,025	38,275,025
1.88%, 10/31/17	67,915	68,415,257
1.88%, 06/30/20	113,119	114,227,579
1.88%, 11/30/21	75,500	75,505,293
1.88%, 05/31/22	21,000	20,921,040
1.88%, 08/31/22	5,250	5,216,138
1.88%, 10/31/22	155,000	153,746,053
2.00%, 07/31/20	14,250	14,437,103
2.00%, 09/30/20	135,800	137,507,011
2.00%, 11/30/20	218,500	220,962,510
2.00%, 02/28/21	82,000	82,839,688
2.00%, 05/31/21	85,000	85,711,442
2.00%, 08/31/21	62,250	62,656,497
2.00%, 10/31/21	180,000	181,047,602
2.00%, 11/15/21	91,306	91,821,881
2.00%, 02/15/22	10,000	10,047,099
2.00%, 11/30/22	61,400	61,279,657
2.00%, 02/15/23	570	568,016
2.00%, 02/15/25	23,193	22,708,034
2.00%, 08/15/25	169,145	164,916,375
2.00%, 11/15/26	7,600	7,356,040
2.13%, 08/31/20	328,020	333,606,190
2.13%, 01/31/21	109,400	111,055,222
2.13%, 06/30/21	203,000	205,673,512
2.13%, 08/15/21	34,088	34,498,080
2.13%, 09/30/21	82,600	83,558,163
2.13%, 12/31/21	135,000	136,470,157
2.13%, 06/30/22	58,000	58,459,944
2.13%, 12/31/22	71,800	72,098,694
2.13%, 11/30/23	90,000	89,842,497
2.13%, 05/15/25	202,550	199,797,343
2.25%, 11/30/17	20,024	20,236,654
2.25%, 03/31/21	65,000	66,248,649
2.25%, 04/30/21	7,000	7,132,790
2.25%, 07/31/21	150,200	152,851,029
2.25%, 12/31/23	25,000	25,136,250

Security	Principal (000s)	Value
2.25%, 11/15/24	$174,516	$174,358,943
2.25%, 11/15/25	176,379	175,131,999
2.25%, 08/15/46	199,860	170,952,256
2.38%, 05/31/18	113,137	115,047,887
2.38%, 06/30/18	12,015	12,228,711
2.38%, 08/15/24	116,967	118,099,243
2.50%, 06/30/17	2,352	2,366,841
2.50%, 08/15/23	56,311	57,569,547
2.50%, 05/15/24	157,450	160,520,283
2.50%, 02/15/45	71,324	64,704,421
2.50%, 05/15/46	35,700	32,302,432
2.63%, 04/30/18	53,100	54,102,936
2.63%, 08/15/20	9,235	9,549,359
2.63%, 11/15/20	95,606	98,879,553
2.75%, 02/15/19	32,000	32,938,882
2.75%, 11/15/23	33,760	35,003,380
2.75%, 02/15/24	97,090	100,642,520
2.75%, 08/15/42	3,023	2,904,982
2.75%, 11/15/42	177,040	170,004,432
2.88%, 03/31/18	17,000	17,346,291
2.88%, 05/15/43	9,484	9,315,469
2.88%, 08/15/45	140,500	137,584,629
2.88%, 11/15/46	35,000	34,323,450
3.00%, 05/15/42	8,000	8,065,601
3.00%, 11/15/44	131,477	132,043,666
3.00%, 05/15/45	108,200	108,597,091
3.00%, 11/15/45	143,200	143,702,629
3.13%, 05/15/19	10,000	10,396,300
3.13%, 05/15/21	24,616	25,947,235
3.13%, 02/15/42	14,100	14,539,636
3.13%, 02/15/43	47,600	48,973,265
3.13%, 08/15/44	146,019	150,244,786
3.38%, 05/15/44	36,600	39,404,659
3.50%, 05/15/20	109,654	116,319,878
3.63%, 02/15/20	132,155	140,385,609
3.63%, 02/15/21	462,271	496,067,619
3.63%, 08/15/43	26,600	29,901,593
3.63%, 02/15/44	30,450	34,231,585
3.75%, 08/15/41	14,200	16,230,742
3.75%, 11/15/43	26,350	30,272,196
3.88%, 08/15/40	19,816	23,082,470
4.25%, 05/15/39	1,040	1,279,637
4.25%, 11/15/40	234,689	288,763,693
4.38%, 11/15/39	28,633	35,816,446

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
4.38%, 05/15/40	$40,403	$50,543,345
4.38%, 05/15/41	3,949	4,955,166
4.50%, 02/15/36	85,160	108,860,887
4.50%, 08/15/39	40,207	51,135,266
4.63%, 02/15/40	90,100	116,608,326
4.75%, 08/15/17	6,217	6,332,619
4.75%, 02/15/37	77	101,256
4.75%, 02/15/41	107,258	141,604,160
5.00%, 05/15/37	6,108	8,281,776
5.25%, 11/15/28	6,377	8,180,352
5.25%, 02/15/29	6,440	8,292,209
5.38%, 02/15/31	27,040	36,298,497
5.50%, 08/15/28	10,000	13,038,300
6.00%, 02/15/26	63,968	83,032,379
6.13%, 11/15/27	50,000	67,533,501
6.13%, 08/15/29	31,600	43,942,014
6.25%, 05/15/30	13,853	19,719,884
6.38%, 08/15/27	37,580	51,403,805
6.50%, 11/15/26	32,200	43,772,356
6.63%, 02/15/27	20,800	28,670,719
6.75%, 08/15/26	37,500	51,522,749
6.88%, 08/15/25	61,065	82,722,315
7.25%, 08/15/22	119,000	151,364,437
7.50%, 11/15/24	40,000	55,051,202
7.63%, 02/15/25	13,817	19,266,977
7.88%, 02/15/21	36,500	45,058,522
8.00%, 11/15/21	30,500	38,922,879
8.13%, 08/15/19	73,984	86,103,322
8.13%, 05/15/21	7,000	8,794,520
8.75%, 05/15/17	5,318	5,407,821
8.75%, 05/15/20	22,000	26,947,580
8.75%, 08/15/20	36,606	45,387,779
8.88%, 08/15/17	11,047	11,460,808

		15,728,558,094

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $28,836,754,632)		28,759,492,625

SHORT-TERM INVESTMENTS — 10.22%

MONEY MARKET FUNDS — 10.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[i,j]	4,193,124	4,194,801,068

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[i,j,k]	140,544	$140,544,399

		4,335,345,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,333,680,998)		4,335,345,467

TOTAL INVESTMENTS IN SECURITIES — 109.95%
(Cost: $46,554,575,522)[l]		46,632,182,317
Other Assets, Less Liabilities — (9.95)%		(4,221,594,875)

NET ASSETS — 100.00%		$42,410,587,442

BAB  —  Build America Bond

COP  —  Certificates of Participation

FRN  —  Floating Rate Note

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate note.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated issuer. See Schedule 1.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Investments are denominated in U.S. dollars.
[h]	To-be-announced (TBA). See Note 1.
[i]	Affiliated money market fund.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[l]	The cost of investments for federal income tax purposes was $46,558,665,145. Net unrealized appreciation was $73,517,172, of which $426,675,794 represented gross unrealized appreciation on securities and $353,158,622 represented gross unrealized depreciation on securities.

144	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 10/18/17	$1,000	$—	$—	$1,000	$1,001,028	$14,841	$—
1.50%,02/23/18	—	2,000	(2,000)	—	—	12,210	(4,442)
1.80%, 11/05/18	10,000	—	—	10,000	10,020,200	176,178	—
1.85%, 07/20/18	—	2,250	—	2,250	2,254,140	18,069	—
2.15%, 04/29/21	—	2,500	—	2,500	2,478,375	38,355	—
2.20%, 01/28/19	2,750	300	—	3,050	3,072,235	57,565	—
2.25%, 07/02/19	250	2,400	—	2,650	2,673,558	24,611	—
2.30%, 06/01/20	—	2,250	—	2,250	2,260,080	32,269	—
2.40%, 10/18/19	—	250	—	250	252,730	1,315	—
2.55%, 12/09/21	—	250	—	250	250,130	1,029	—
2.70%, 11/01/22	2,500	1,585	—	4,085	4,060,653	99,242	—
2.95%, 02/23/25	—	250	—	250	247,823	2,175	—
3.25%, 06/01/25	—	450	—	450	454,266	9,183	—
3.30%, 10/30/24	—	1,500	—	1,500	1,524,450	19,805	—
3.80%, 07/25/23	5,750	1,000	—	6,750	7,076,700	243,621	—
4.20%, 11/01/25	500	—	—	500	536,065	18,867	—
6.00%, 12/07/17	1,750	—	(1,750)	—	—	28,140	1,155
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	5,500	—	(2,750)	2,750	2,849,275	177,573	67,367
4.38%, 08/11/20[a]	2,762	—	—	2,762	2,945,811	80,759	—
6.70%, 06/10/19[a]	1,163	—	—	1,163	1,283,964	67,428	—

					$45,241,483	$1,123,235	$64,080

[a]	Security name at the beginning of the year was PNC Funding Corp.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$474,672,216	$—	$474,672,216
Corporate bonds & notes	—	11,308,148,059	—	11,308,148,059
Foreign government obligations	—	1,435,981,635	—	1,435,981,635
Municipal debt obligations	—	318,542,315	—	318,542,315
U.S. government & agency obligations	—	28,759,492,625	—	28,759,492,625
Money market funds	4,335,345,467	—	—	4,335,345,467

Total	$4,335,345,467	$42,296,836,850	$—	$46,632,182,317

See notes to financial statements.

SCHEDULES OF INVESTMENTS	145

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2017

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$24,648,278	$162,492,344	$42,176,038,363
Affiliated (Note 2)	7,438,741	1,840,468	4,378,537,159

Total cost of investments	$32,087,019	$164,332,812	$46,554,575,522

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$24,246,821	$158,303,646	$42,251,595,367
Affiliated (Note 2)	7,439,032	1,840,468	4,380,586,950

Total fair value of investments	31,685,853	160,144,114	46,632,182,317
Cash	—	—	657,784
Receivables:
Investment securities sold	454,046	379,556	980,379,441
Due from custodian (Note 4)	—	—	271,320
Dividends and interest	141,316	1,769,475	228,736,630
Capital shares sold	—	—	35,963,681

Total Assets	32,281,215	162,293,145	47,878,191,173

LIABILITIES
Payables:
Investment securities purchased	4,080,226	902,414	5,319,052,435
Collateral for securities on loan (Note 1)	3,598,050	557,240	140,444,399
Due to broker for TBA collateral	—	—	6,618,000
Securities related to in-kind transactions (Note 4)	—	—	180,026
Investment advisory fees (Note 2)	1,245	9,746	1,308,871

Total Liabilities	7,679,521	1,469,400	5,467,603,731

NET ASSETS	$24,601,694	$160,823,745	$42,410,587,442

Net assets consist of:
Paid-in capital	$25,050,000	$166,233,960	$42,389,018,055
Undistributed net investment income	55,223	453,351	74,339,328
Accumulated net realized loss	(102,363)	(1,674,868)	(130,376,736)
Net unrealized appreciation (depreciation)	(401,166)	(4,188,698)	77,606,795

NET ASSETS	$24,601,694	$160,823,745	$42,410,587,442

Shares outstanding[b]	500,000	2,600,000	390,000,000

Net asset value per share	$49.20	$61.86	$108.75

[a]	Securities on loan with values of $3,493,170, $537,470 and $135,678,032, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

146	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2017

	iShares Core 5-10 Year USD Bond ETF[a]	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$12,193	$3,903	$26,479,018
Interest — unaffiliated	193,805	7,158,898	841,186,475
Interest — affiliated (Note 2)	253	—	1,123,235
Securities lending income — affiliated — net (Note 2)	590	13,856	4,083,689

Total investment income	206,841	7,176,657	872,872,417

EXPENSES
Investment advisory fees (Note 2)	6,381	191,823	26,487,409

Total expenses	6,381	191,823	26,487,409
Less investment advisory fees waived (Note 2)	(1,227)	—	(3,726,880)

Net expenses	5,154	191,823	22,760,529

Net investment income	201,687	6,984,834	850,111,888

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(102,585)	(5,387)	(36,384,028)
Investments — affiliated (Note 2)	222	—	173,913
In-kind redemptions — unaffiliated	—	(449,758)	25,043,055
In-kind redemptions — affiliated (Note 2)	—	—	67,367
Realized gain distributions from affiliated funds	—	67	456,808

Net realized loss	(102,363)	(455,078)	(10,642,885)

Net change in unrealized appreciation/depreciation	(401,166)	1,806,989	(461,360,937)

Net realized and unrealized gain (loss)	(503,529)	1,351,911	(472,003,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(301,842)	$8,336,745	$378,108,066

[a]	For the period from November 1, 2016 (commencement of operations) to February 28, 2017.

See notes to financial statements.

FINANCIAL STATEMENTS	147

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
	Period from November 1, 2016[a] to February 28, 2017	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$201,687	$6,984,834	$6,159,708
Net realized loss	(102,363)	(455,078)	(1,135,331)
Net change in unrealized appreciation/depreciation	(401,166)	1,806,989	(12,812,548)

Net increase (decrease) in net assets resulting from operations	(301,842)	8,336,745	(7,788,171)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(146,464)	(7,001,492)	(6,312,012)

Total distributions to shareholders	(146,464)	(7,001,492)	(6,312,012)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,050,000	48,055,166	52,230,620
Cost of shares redeemed	—	(46,126,747)	(102,757,562)

Net increase (decrease) in net assets from capital share transactions	25,050,000	1,928,419	(50,526,942)

INCREASE (DECREASE) IN NET ASSETS	24,601,694	3,263,672	(64,627,125)

NET ASSETS
Beginning of period	—	157,560,073	222,187,198

End of period	$24,601,694	$160,823,745	$157,560,073

Undistributed net investment income included in net assets at end of period	$55,223	$453,351	$461,237

SHARES ISSUED AND REDEEMED
Shares sold	500,000	750,000	850,000
Shares redeemed	—	(750,000)	(1,700,000)

Net increase (decrease) in shares outstanding	500,000	—	(850,000)

[a]	Commencement of operations.

See notes to financial statements.

148	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core U.S. Aggregate Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$850,111,888	$582,512,460
Net realized gain (loss)	(10,642,885)	68,686,868
Net change in unrealized appreciation/depreciation	(461,360,937)	(170,969,062)

Net increase in net assets resulting from operations	378,108,066	480,230,266

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(829,171,589)	(609,026,146)
From net realized gain	(81,554,540)	(56,463,220)

Total distributions to shareholders	(910,726,129)	(665,489,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,326,456,458	10,977,072,965
Cost of shares redeemed	(1,295,205,155)	(2,037,691,291)

Net increase in net assets from capital share transactions	10,031,251,303	8,939,381,674

INCREASE IN NET ASSETS	9,498,633,240	8,754,122,574

NET ASSETS
Beginning of year	32,911,954,202	24,157,831,628

End of year	$42,410,587,442	$32,911,954,202

Undistributed net investment income included in net assets at end of year	$74,339,328	$53,367,743

SHARES ISSUED AND REDEEMED
Shares sold	102,200,000	100,600,000
Shares redeemed	(11,800,000)	(18,600,000)

Net increase in shares outstanding	90,400,000	82,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	149

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Core 5-10 Year USD Bond ETF

Period from Nov. 1, 2016[a] to Feb. 28, 2017
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.40
Net realized and unrealized loss[c]	(0.91)

Total from investment operations	(0.51)

Less distributions from:
Net investment income	(0.29)

Total distributions	(0.29)

Net asset value, end of period	$49.20

Total return	(1.01)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,602
Ratio of expenses to average net assets[e]	0.06%
Ratio of expenses to average net assets prior to waived fees[e]	0.08%
Ratio of net investment income to average net assets[e]	2.53%
Portfolio turnover rate[f,g]	108%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rate includes to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

150	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$60.60	$64.40	$58.28	$62.20	$61.10

Income from investment operations:
Net investment income[a]	2.41	2.44	2.46	2.34	2.20
Net realized and unrealized gain (loss)[b]	1.27	(3.78)	5.97	(3.55)	1.06

Total from investment operations	3.68	(1.34)	8.43	(1.21)	3.26

Less distributions from:
Net investment income	(2.42)	(2.46)	(2.31)	(2.71)	(2.16)

Total distributions	(2.42)	(2.46)	(2.31)	(2.71)	(2.16)

Net asset value, end of year	$61.86	$60.60	$64.40	$58.28	$62.20

Total return	6.08%	(1.98)%	14.72%	(1.82)%[c]	5.38%

Ratios/Supplemental data:
Net assets, end of year (000s)	$160,824	$157,560	$222,187	$29,141	$105,732
Ratio of expenses to average net assets	0.10%	0.12%	0.12%	0.12%	0.16%
Ratio of net investment income to average net assets	3.81%	4.01%	3.95%	3.97%	3.47%
Portfolio turnover rate[d]	8%	11%	15%	8%	50%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -1.94%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	151

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$109.85	$111.02	$108.19	$110.68	$110.58

Income from investment operations:
Net investment income[a]	2.38	2.36	2.35	2.49	2.67
Net realized and unrealized gain (loss)[b]	(0.90)	(0.83)	3.09	(2.51)	0.64

Total from investment operations	1.48	1.53	5.44	(0.02)	3.31

Less distributions from:
Net investment income	(2.35)	(2.37)	(2.06)	(2.46)	(2.73)
Net realized gain	(0.23)	(0.33)	(0.55)	(0.01)	(0.48)

Total distributions	(2.58)	(2.70)	(2.61)	(2.47)	(3.21)

Net asset value, end of year	$108.75	$109.85	$111.02	$108.19	$110.68

Total return	1.34%	1.44%	5.07%	0.01%	3.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$42,410,587	$32,911,954	$24,157,832	$15,979,998	$14,842,445
Ratio of expenses to average net assets	0.06%	0.07%	0.07%	0.08%	0.16%
Ratio of expenses to average net assets prior to waived fees	0.07%	0.08%	0.08%	n/a	n/a
Ratio of net investment income to average net assets	2.16%	2.16%	2.14%	2.31%	2.40%
Portfolio turnover rate[c,d]	242%	278%	318%	180%	110%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

152	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond[a]	Non-diversified
Core 10+ Year USD Bond	Diversified
Core U.S. Aggregate Bond	Diversified

[a]	The Fund commenced operations on November 1, 2016.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

154	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core 5-10 Year USD Bond ETF and iShares Core U.S. Aggregate Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Funds have entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by each Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Continued)

iSHARES® TRUST

required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

156	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 5-10 Year USD Bond
BMO Capital Markets	$101,899	$101,899	$—
Citigroup Global Markets Inc.	1,166,505	1,166,505	—
Credit Suisse Securities (USA) LLC	1,558,386	1,558,386	—
Jefferies LLC	231,794	231,794	—
Morgan Stanley & Co. LLC	409,025	409,025	—
RBS Securities Inc.	25,561	25,561	—

	$3,493,170	$3,493,170	$—

Core 10+ Year USD Bond
Citigroup Global Markets Inc.	$165,783	$165,783	$—
Deutsche Bank Securities Inc.	105,771	105,771	—
JPMorgan Securities LLC	143,149	143,149	—
Morgan Stanley & Co. LLC	98,890	98,890	—
Wells Fargo Securities LLC	23,877	23,877	—

	$537,470	$537,470	$—

Core U.S. Aggregate Bond
Barclays Capital Inc.	$33,125,098	$33,125,098	$—
BNP Paribas Prime Brokerage International Ltd.	72,543	72,543	—
Citigroup Global Markets Inc.	21,933,755	21,933,755	—
Credit Suisse Securities (USA) LLC	655,683	655,683	—
Deutsche Bank Securities Inc.	1,635,391	1,635,391	—
Goldman Sachs & Co.	11,695,248	11,695,248	—
HSBC Securities (USA) Inc.	1,003,580	1,003,580	—
ING Financial Markets LLC	1,976,520	1,976,520	—
Jefferies LLC	412,176	412,176	—
JPMorgan Securities LLC	26,174,146	26,174,146	—
Merrill Lynch, Pierce, Fenner & Smith	347,240	347,240	—
Morgan Stanley & Co. LLC	3,445,360	3,445,360	—
RBC Capital Markets LLC	5,560,789	5,560,789	—
Scotia Capital (USA) Inc.	2,682,385	2,682,385	—
SG Americas Securities LLC	9,874,675	9,874,675	—
UBS Securities LLC	719,096	719,096	—
Wells Fargo Securities LLC	14,364,347	14,364,347	—

	$135,678,032	$135,678,032	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares Core 5-10 Year USD ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

For its investment advisory services to the iShares Core 10+ Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. Prior to October 5, 2016, BFA was entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Core U.S. Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.05% based on the average daily net assets of the Fund. Prior to October 5, 2016, BFA was entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate

158	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$212
Core 10+ Year USD Bond	5,818
Core U.S. Aggregate Bond	1,615,613

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core 10+ Year USD Bond	$20,803	$—
Core U.S. Aggregate Bond	22,404,760	991,958

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$41,817,466	$25,460,552	$8,851,632	$393,060
Core 10+ Year USD Bond	10,214,657	6,699,731	12,261,942	8,236,005
Core U.S. Aggregate Bond	95,486,228,965	91,411,808,928	2,288,019,004	2,802,737,789

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 10+ Year USD Bond	$40,965,447	$45,156,073
Core U.S. Aggregate Bond	7,579,170,431	902,340,779

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

160	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2017, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core 10+ Year USD Bond	(457,064)	8,772	448,292
Core U.S. Aggregate Bond	25,050,066	31,286	(25,081,352)

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

iShares ETF	2017	2016
Core 5-10 Year USD Bond
Ordinary income	$146,464	N/A

Core 10+ Year USD Bond
Ordinary income	$7,001,492	$6,312,012

Core U.S. Aggregate Bond
Ordinary income	$910,726,129	$665,489,366

162	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core 5-10 Year USD Bond	$55,223	$(102,363)	$(401,166)	$—	$(448,306)
Core 10+ Year USD Bond	453,351	(1,626,601)	(4,236,965)	—	(5,410,215)
Core U.S. Aggregate Bond	74,339,328	—	73,517,172	(126,287,113)	21,569,387

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2017, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 5-10 Year USD Bond	$102,363
Core 10+ Year USD Bond	1,626,601

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	163

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond

ETF and iShares Core U.S. Aggregate Bond ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond ETF and iShares Core U.S. Aggregate Bond ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

164	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2017, the following Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Core 5-10 Year USD Bond	$171,272
Core 10+ Year USD Bond	5,048,566
Core U.S. Aggregate Bond	774,731,287

The following Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2017:

iShares ETF	Federal Obligation Interest
Core 5-10 Year USD Bond	$23,298
Core 10+ Year USD Bond	1,425,888
Core U.S. Aggregate Bond	233,747,947

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The iShares Core U.S. Aggregate Bond ETF hereby designates $81,554,540 as short-term capital gain dividends for the fiscal year ended February 28, 2017.

TAX INFORMATION	165

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares Core 5-10 Year USD Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 28-29, 2016, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a

166	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	167

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

168	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 5-10 Year USD Bond	$0.292927	$—	$—	$0.292927	100%	—%	—%	100%
Core 10+ Year USD Bond	2.404309	—	0.018406	2.422715	99	—	1	100
Core U.S. Aggregate Bond	2.519773	—	0.055916	2.575689	98	—	2	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	169

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core 5-10 Year USD Bond ETF

Period Covered: November 1, 2016 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	2.38%
Between 0.5% and –0.5%	41	97.62

	42	100.00%

iShares Core 10+ Year USD Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.16%
Greater than 1.0% and Less than 1.5%	38	3.02
Greater than 0.5% and Less than 1.0%	354	28.14
Between 0.5% and –0.5%	696	55.32
Less than –0.5% and Greater than –1.0%	124	9.86
Less than –1.0% and Greater than –1.5%	42	3.34
Less than –1.5% and Greater than –2.0%	2	0.16

	1,258	100.00%

iShares Core U.S. Aggregate Bond ETF

Period Covered: January 1, 2012 through December 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,256	99.84%
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0%	1	0.08

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

170	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

BFA has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016 was USD 4.44 million. This figure is comprised of fixed remuneration of USD 1.75 million and variable remuneration of USD 2.69 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 613.9 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 147.9 thousand.

SUPPLEMENTAL INFORMATION	171

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 331 funds (as of February 28, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (46)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

172	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	173

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

174	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersd

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009); Managing Director, BGI (2008-2009); Principal, BGI (1996-2008).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

[d]	Manish Mehta served as President until October 15, 2016.

TRUSTEE AND OFFICER INFORMATION	175

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (57)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

176	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	177

Notes:

178	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0217

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2016 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 28, 2017, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-three series of the Registrant for which the fiscal year-end is February 28, 2017 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $289,800 for the fiscal year ended February 29, 2016 and $296,050 for the fiscal year ended February 28, 2017.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 29, 2016 and February 28, 2017 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $83,182 for the fiscal year ended February 29, 2016 and $86,963 for the fiscal year ended February 28, 2017.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 29, 2016 and February 28, 2017 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2017 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were $4,169,491 for the fiscal year ended February 29, 2016 and $7,642,497 for the fiscal year ended February 28, 2017.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 28, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 28, 2017